UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Diana R. Gonzalez, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

Securities Select Fund
Nuveen Real Estate
Annual
Report
Mutual Funds
March 31, 2024
Effective May 1, 2024 and May 6, 2024, the name of the Fund and the names of certain share classes, respectively, changed, and all references to the former names in this report have changed. Refer to Important Notices in this report for more information.
Fund Name
Class
A
Class
I
Premier
Class
Class
R6
Retirement
Class
10.1
Nuveen Real Estate Securities Select Fund TCREX TIRHX TRRPX TIREX TRRSX

Table of Contents
Important Notices 3
About the Fund’s Benchmark 4
Portfolio Managers’ Comments 5
Fund Performance 6
Expense Example 8
Report of Independent Registered Public Accounting Firm 9
Portfolio of Investments 10
Statement of Assets and Liabilities 12
Statement of Operations 13
Statement of Changes in Net Assets 14
Financial Highlights 16
Notes to Financial Statements 18
Important Tax Information 25
2024 Special Meeting 26
Additional Fund Information 27
Liquidity Risk Management Program 28
Trustees and Officers 31

Important Notices
3
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for the Fund included within this shareholder report will be for the reporting period ended September 30, 2024.
Fund Name and Share Class Name Change
In January 2024, the Fund’s Board of Trustees approved the following changes for the Fund. Refer to the Fund’s supplemented prospectus dated May 6, 2024 for further information.
Fund Name Changes :
Effective May 1, 2024, the Fund’s name changed and therefore all references to the name of the Fund in this report have changed as follows:
There were no changes to the investment objective, principal investment strategies, principal investment risks or portfolio management of the Fund in connection with the name change.
Share Class Name Changes: Effective May 6, 2024, the names of the Fund’s share classes changed and therefore all references to the names of these share classes in this report have changed as follows:
Sales Charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts, as set forth in the Fund’s prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (“NAV”) per share plus an up-front sales charge.
Shareholders with an account held directly with a Fund that held Class A shares of the Fund prior to May 6, 2024 will not be subject to the sales charge on any future purchases or redemptions of Class A shares of that Fund or any other fund that is a series of the
TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase Class A shares at NAV.
Change in Fiscal and Tax Year Ends
On February 28, 2024, the Fund’s Board of Trustees approved that the Fund’s fiscal and tax year ends (collectively, “fiscal year end”) be changed from March 31 to December 31, which became effective April 1, 2024. The Fund will continue to follow its current regulatory reporting schedule and prepare a semi-annual report as of September 30, 2024, which will then be followed by an annual report for the 9-month period ended December 31, 2024.
Management Fees
Effective May 1, 2024, the management fee schedule for the Fund consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers
Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of
0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for the Fund is the fund-level fee, effective as of May 1, 2024, listed within this report plus
0.1600%.
Refer to the Notes to Financial Statements within this report for further details on the Fund’s management fees.
New Name Former Name
Nuveen Real Estate Securities Select Fund TIAA-CREF Real Estate Securities Fund
New Name Former Name
Class A Retail Class
Class I Advisor Class
Class R6 Institutional Class

About the Fund’s Benchmark
4
FTSE Nareit All Equity REITs Index: An index designed to measure the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Fund’s latest prospectus.
FTSE International Limited (“FTSE”) © FTSE 2024. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license.
Nareit® is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

Portfolio Managers’ Comments
5
Real Estate Securities Select Fund
Performance for the twelve months ended March 31, 2024
The Real Estate Securities Select Fund returned 8.38% for Class R6, compared with the 8.02% return of its benchmark, the
FTSE Nareit All Equity REITs Index. The performance table shows returns for all share classes of the Fund.
Economy expanded as inflation eased
The U.S. economy grew steadily in 2023 as consumer spending remained strong and inflation slowly eased. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 3.4% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate increased modestly to 3.8% in March 2024. Core inflation, which measures all items except food and energy, rose 3.8% over the twelve months ended March 2024. Crude oil prices fluctuated but ended the period slightly higher.
The Federal Reserve responded to elevated inflation early in the period by raising the federal funds target rate to 5.25%–
5.50% by the end of July 2023. However, the Fed took no further action over the rest of the twelve-month period as the pace of inflation slowed.
For the period, the FTSE Nareit All Equity REITs Index trailed the 29.29% return of the broad U.S. stock market, as measured by the Russell 3000® Index, but surpassed the 1.70% return of the broad U.S. investment-grade fixed-rate bond market, as represented by the Bloomberg U.S. Aggregate Bond Index.
Most sectors posted gains
Among the benchmark’s 18 property sectors and subsectors, most advanced for the period. The largest gains were seen in the telecommunications (up 86.2%), regional malls (up 48.9%) and data centers (up 27.4%) sectors. The worst performer was the diversified sector (down 13.7%).
Fund surpassed its benchmark
The Fund outperformed its benchmark for the twelve-month period on the strength of numerous stock selections. An overweight position in shopping mall and outlet center REIT Simon Property Group was the largest contributor to the Fund’s relative return as it posted a double-digit gain. An underweight position in communication services company Crown Castle and not owning poorly performing global net lease REIT W.P. Carey also benefited relative performance.
These positive effects were partly offset by an overweight position in industrial property REIT Rexford Industrial Realty, which recorded a loss for the period. An underweight position in information management services company Iron Mountain and an overweight position in manufactured home community REIT Sun Communities also detracted from the Fund’s performance versus its benchmark.

Real Estate Securities Select Fund
6
Performance as of March 31, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or
nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Class R6
Ending amounts are as of March 31, 2024. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Real Estate Securities Select Fund
Inception date 1 year 5 years 10 years gross net
Class A 10/1/02 8.07% 4.20% 7.07% 0.77% 0.77%
Class I 12/4/15 8.23 4.36 7.29
†
0.60 0.60
Premier Class 9/30/09 8.20 4.33 7.23 0.63 0.63
Class R6 10/1/02 8.38 4.49 7.39 0.48 0.48
Retirement Class 10/1/02 8.10 4.22 7.12 0.73 0.73
FTSE Nareit All Equity REITs Index – 8.02 3.96 6.93 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I that is prior to its inception date is based on the performance of Class R6. The performance for this period has not been restated to reflect the actual expenses of Class I. If these actual expenses had been reflected, the performance of Class I shown for this period would have been different because Class I has different expenses than Class R6.

7
Real Estate Securities Select Fund
Fund profile Portfolio composition Holdings by company size
as of 3/31/2024
Net assets $
2.94
billion
Portfolio turnover rate 7%
Number of holdings 45
Weighted median market
capitalization $31.06 billon
Price/earnings ratio (weighted
12-month trailing average)
†
36.7
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 3/31/2024
Industrial REITs 19.8
Retail REITs 17.4
Data center REITs 10.8
Telecom tower REITs 9.5
Single-family residential REITs 8.0
Multi-family residential REITs 7.9
Health care REITs 7.1
Other specialized REITs 6.7
Self storage REITs 4.6
Hotel & resort REITs 3.0
Office REITs 2.6
Timber REITs 1.6
Short-term investments 0.5
Other assets & liabilities, net 0.5
Total 100.0
Market capitalization
% of equity
investments as of
3/31/2024
More than $50 billion
40.0
More than $15 billion-$50 billion
31.6
More than $2 billion-$15 billion
28.4
Total 100.0

Expense Example
8
All shareholders of the Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense example that appears in this report is intended to help you understand your ongoing costs only
(in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( October 1, 2023 – March 31, 2024 ).
Actual expenses
The first section in the table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period.
Hypothetical example for comparison purposes
The second section in the table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
10.1
Real Estate Securities Select Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,153.19 $1,153.96 $1,153.69 $1,154.74 $1,153.25
Expenses incurred during the period*
$4.16 $3.19 $3.41 $2.60 $3.94
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,021.14 $1,022.04 $1,021.83 $1,022.58 $1,021.34
Expenses incurred during the period*
$3.90 $2.99 $3.21 $2.44 $3.70
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2024. The Fund's annualized six-month expense ratios for that period were 0.77% for Class
A, 0.59% for Class I, 0.63% for Premier Class, 0.48% for Class R6 and 0.73% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Report of Independent Registered Public Accounting Firm
9
To the Board of Trustees of TIAA-CREF Funds and Shareholders of Nuveen Real Estate Securities Select Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Nuveen Real Estate
Securities Select Fund (one of the funds constituting TIAA-CREF Funds, hereafter referred to as the "Fund") as of March 31, 2024, the related statement of operations for the year ended March 31, 2024, the statement of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2024 and the financial highlights for each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
May 28, 2024
We have served as the auditor of one or more investment companies in TIAA-CREF Funds' investment company group since 2005.

Real Estate Securities Select Fund March 31, 2024
Portfolio of Investments
10
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
DATA CENTER REITS - 10 .8%
924,500 Digital Realty Trust, Inc $ 133,164,980
224,000 Equinix, Inc 184,873,920
TOTAL DATA CENTER REITS 318,038,900
HEALTH CARE REITS - 7 .1%
1,300,000 Healthpeak Properties, Inc 24,375,000
1,199,300 Ventas, Inc 52,217,522
1,424,200 Welltower, Inc 133,077,248
TOTAL HEALTH CARE REITS 209,669,770
HOTEL & RESORT REITS - 3 .0%
2,598,600 Host Hotels & Resorts Inc 53,739,048
299,900 Ryman Hospitality Properties, Inc 34,671,439
TOTAL HOTEL & RESORT REITS 88,410,487
INDUSTRIAL REITS - 19 .8%
199,900 EastGroup Properties, Inc 35,936,023
2,900,000 Prologis, Inc 377,638,000
1,899,000 Rexford Industrial Realty, Inc 95,519,700
1,099,400 Terreno Realty Corp 73,000,160
TOTAL INDUSTRIAL REITS 582,093,883
MULTI-FAMILY RESIDENTIAL REITS - 7 .9%
449,800 AvalonBay Communities, Inc 83,464,888
249,900 Camden Property Trust 24,590,160
799,600 Equity Residential 50,462,756
100,000 Essex Property Trust, Inc 24,481,000
374,800 Mid-America Apartment Communities, Inc 49,316,184
TOTAL MULTI-FAMILY RESIDENTIAL REITS 232,314,988
OFFICE REITS - 2 .6%
225,000 Alexandria Real Estate Equities, Inc 29,004,750
374,800 Boston Properties, Inc 24,478,188
150,000 SL Green Realty Corp 8,269,500
549,700 Vornado Realty Trust 15,814,869
TOTAL OFFICE REITS 77,567,307
OTHER SPECIALIZED REITS - 6 .7%
999,400 Gaming and Leisure Properties, Inc 46,042,358
499,700 Iron Mountain, Inc 40,080,937
3,748,000 VICI Properties, Inc 111,652,920
TOTAL OTHER SPECIALIZED REITS 197,776,215
RETAIL REITS - 17 .4%
199,900 Agree Realty Corp 11,418,288
2,098,900 Brixmor Property Group, Inc 49,219,205
3,398,200 Kimco Realty Corp 66,638,702
1,998,900 Kite Realty Group Trust 43,336,152
349,800 Macerich Co 6,027,054
1,424,200 Realty Income Corp 77,049,220
1,149,400 Regency Centers Corp 69,607,664
1,199,300 Simon Property Group, Inc 187,678,457
TOTAL RETAIL REITS 510,974,742
SELF STORAGE REITS - 4 .6%
324,800 Extra Space Storage, Inc 47,745,600

11
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SELF STORAGE REITS—continued
299,900 Public Storage, Inc $ 86,988,994
TOTAL SELF STORAGE REITS 134,734,594
SINGLE-FAMILY RESIDENTIAL REITS - 8 .0%
1,998,900 American Homes 4 Rent 73,519,542
1,099,400 Equity Lifestyle Properties, Inc 70,801,360
424,800 Invitation Homes, Inc 15,127,128
574,700 Sun Communities, Inc 73,894,926
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 233,342,956
TELECOM TOWER REITS - 9 .5%
975,000 American Tower Corp 192,650,250
599,700 Crown Castle, Inc 63,466,251
100,000 SBA Communications Corp 21,670,000
TOTAL TELECOM TOWER REITS 277,786,501
TIMBER REITS - 1 .6%
1,299,300 Weyerhaeuser Co 46,657,863
TOTAL TIMBER REITS 46,657,863
TOTAL COMMON STOCKS 2,909,368,206
(Cost $1,996,039,200)
TOTAL LONG-TERM INVESTMENTS 2,909,368,206
(Cost $1,996,039,200)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 2,000,000 Federal Farm Credit Discount Notes 0 .000% 04/26/24 1,991,654
$ 2,000,000 Federal Home Loan Bank (FHLB) 0 .000 04/05/24 1,997,698
TOTAL GOVERNMENT AGENCY DEBT 3,989,352
REPURCHASE AGREEMENT - 0 .3%
8,370,000 (a) Fixed Income Clearing Corp (FICC) 5 .320 04/01/24 8,370,000
TOTAL REPURCHASE AGREEMENT 8,370,000
TREASURY DEBT - 0 .1%
2,500,000 United States Treasury Bill 0 .000 05/09/24 2,486,096
TOTAL TREASURY DEBT 2,486,096
TOTAL SHORT-TERM INVESTMENTS 14,845,448
(Cost $14,847,616)
TOTAL INVESTMENTS - 99.5% 2,924,213,654
(Cost $2,010,886,816)
OTHER ASSETS & LIABILITIES, NET - 0.5% 14,537,902
NET ASSETS - 100.0% $ 2,938,751,556
REIT Real Estate Investment Trust
(a) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $8,374,948 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $8,537,479.

12
Statement of Assets and Liabilities
See Notes to Financial Statements
March 31, 2024
10.1
Real Estate Securities
Select
ASSETS
Long-term investments, at value
†
$ 2,909,368,206
Short-term investments, at value
#
14,845,448
Cash 507,662
Receivables:
Dividends 16,086,270
Interest 4,948
Reimbursement from Adviser 111,371
Shares sold 1,198,760
Other 528,110
Total assets 2,942,650,775
LIABILITIES
Due to affiliates 10,239
Payables:
Management fees 1,164,429
Shares redeemed 1,876,205
Service agreement fees 115,515
Accrued expenses:
Custodian fees 3,557
Professional fees 2,826
Shareholder reporting expenses 80,760
Shareholder servicing agent fees 23,429
Trustees fees 537,993
12b-1 distribution and service fees 72,342
Other 11,924
Total liabilities 3,899,219
Net assets $ 2,938,751,556
NET ASSETS CONSIST OF:
Paid-in capital $ 2,300,737,043
Total distributable earnings (loss) 638,014,513
Net assets $ 2,938,751,556
†
Long-term investments, cost $ 1,996,039,200
#
Short-term investments, cost $ 14,847,616
CLASS A:
Net assets $ 326,547,802
Shares outstanding 19,110,638
Net asset value per share $ 17 .09
CLASS I:
Net assets $ 50,393,702
Shares outstanding 2,920,023
Net asset value per share $ 17 .26
PREMIER CLASS:
Net assets $ 26,550,621
Shares outstanding 1,537,513
Net asset value per share $ 17 .27
CLASS R6:
Net assets $ 2,043,858,488
Shares outstanding 118,515,343
Net asset value per share $ 17 .25
RETIREMENT CLASS:
Net assets $ 491,400,943
Shares outstanding 27,076,396
Net asset value per share $ 18 .15
Authorized shares - per class Unlimited
Par value per share $ 0 .0001

13
Statement of Operations
See Notes to Financial Statements
Year Ended March 31, 2024
10.1
Real Estate Securities
Select
INVESTMENT INCOME
Dividends $ 94,546,649
Interest 1,055,974
Other income 327,181
Total investment income 95,929,804
EXPENSES
Management fees 13,622,336
12b-1 distribution and service fees — Class A 832,010
12b-1 distribution and service fees — Premier Class 43,650
Shareholder servicing agent fees — Class A 137,314
Shareholder servicing agent fees — Class I 87,991
Shareholder servicing agent fees — Premier Class 370
Shareholder servicing agent fees — Class R6 14,004
Shareholder servicing agent fees — Retirement Class 1,250,785
Administrative service fees 84,920
Trustees fees 49,838
Custodian expenses 21,812
Overdraft expense 61,054
Professional fees 54,288
Registration fees 91,111
Shareholder reporting expenses 291,193
Other 52,097
Total expenses 16,694,773
Fee waiver by investment adviser and Nuveen Securities (615,053)
Net expenses 16,079,720
Net investment income (loss) 79,850,084
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (85,772,581)
Foreign currency transactions 6,822
Net realized gain (loss) (85,765,759)
Change in unrealized appreciation (depreciation) on:
Investments 234,176,714
Net change in unrealized appreciation (depreciation) 234,176,714
Net realized and unrealized gain (loss) 148,410,955
Net increase (decrease) in net assets from operations $ 228,261,039

14
Statement of Changes in Net Assets
See Notes to Financial Statements
10.1
Real Estate Securities Select
Year Ended
3/31/24
Year Ended
3/31/23
OPERATIONS
Net investment income (loss) $ 79,850,084 $ 84,117,270
Net realized gain (loss) (85,765,759) (166,915,159)
Net change in unrealized appreciation (depreciation) 234,176,714 (885,171,959)
Net increase (decrease) in net assets from operations 228,261,039 (967,969,848)
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Class A (8,852,193) (19,605,768)
Class I (1,978,172) (6,316,984)
Premier Class (811,525) (1,781,177)
Class R6 (57,964,117) (110,580,256)
Retirement Class (12,796,393) (24,242,069)
Total distributions (82,402,400) (162,526,254)
FUND SHARE TRANSACTIONS
Subscriptions 279,574,542 505,241,401
Reinvestments of distributions 81,589,451 160,776,955
Redemptions (610,424,661) (834,665,580)
Net increase (decrease) from Fund share transactions (249,260,668) (168,647,224)
Net increase (decrease) in net assets (103,402,029) (1,299,143,326)
Net assets at the beginning of period 3,042,153,585 4,341,296,911
Net assets at the end of period $ 2,938,751,556 $ 3,042,153,585

Financial Highlights
See Notes to Financial Statements
16
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
10.1
Real Estate Securities Select
Class A:
3/31/24 $ 16 .25 $ 0 .41 $ 0 .87  $ 1 .28 $ ( 0 .44 )  $ —  $ ( 0 .44 ) $ 17 .09
3/31/23 22 .14 0 .41 ( 5 .44 ) ( 5 .03 ) ( 0 .38 ) ( 0 .48 ) ( 0 .86 ) 16 .25
3/31/22 18 .82 0 .23 3 .75 3 .98 ( 0 .26 ) ( 0 .40 ) ( 0 .66 ) 22 .14
3/31/21 14 .09 0 .25 4 .73 4 .98 ( 0 .25 ) — ( 0 .25 ) 18 .82
3/31/20 16 .74 0 .29 ( 1 .86 ) ( 1 .57 ) ( 0 .28 ) ( 0 .80 ) ( 1 .08 ) 14 .09
Class I:
3/31/24 16 .41 0 .44 0 .88 1 .32 ( 0 .47 ) — ( 0 .47 ) 17 .26
3/31/23 22 .35 0 .44 ( 5 .49 ) ( 5 .05 ) ( 0 .41 ) ( 0 .48 ) ( 0 .89 ) 16 .41
3/31/22 18 .99 0 .26 3 .79 4 .05 ( 0 .29 ) ( 0 .40 ) ( 0 .69 ) 22 .35
3/31/21 14 .22 0 .26 4 .79 5 .05 ( 0 .28 ) — ( 0 .28 ) 18 .99
3/31/20 16 .89 0 .32 ( 1 .88 ) ( 1 .56 ) ( 0 .31 ) ( 0 .80 ) ( 1 .11 ) 14 .22
Premier Class:
3/31/24 16 .42 0 .44 0 .87 1 .31 ( 0 .46 ) — ( 0 .46 ) 17 .27
3/31/23 22 .36 0 .44 ( 5 .50 ) ( 5 .06 ) ( 0 .40 ) ( 0 .48 ) ( 0 .88 ) 16 .42
3/31/22 19 .00 0 .28 3 .76 4 .04 ( 0 .28 ) ( 0 .40 ) ( 0 .68 ) 22 .36
3/31/21 14 .22 0 .27 4 .79 5 .06 ( 0 .28 ) — ( 0 .28 ) 19 .00
3/31/20 16 .89 0 .32 ( 1 .88 ) ( 1 .56 ) ( 0 .31 ) ( 0 .80 ) ( 1 .11 ) 14 .22
Class R6:
3/31/24 16 .40 0 .47 0 .87 1 .34 ( 0 .49 ) — ( 0 .49 ) 17 .25
3/31/23 22 .34 0 .46 ( 5 .49 ) ( 5 .03 ) ( 0 .43 ) ( 0 .48 ) ( 0 .91 ) 16 .40
3/31/22 18 .98 0 .30 3 .77 4 .07 ( 0 .31 ) ( 0 .40 ) ( 0 .71 ) 22 .34
3/31/21 14 .21 0 .30 4 .77 5 .07 ( 0 .30 ) — ( 0 .30 ) 18 .98
3/31/20 16 .88 0 .35 ( 1 .89 ) ( 1 .54 ) ( 0 .33 ) ( 0 .80 ) ( 1 .13 ) 14 .21
Retirement Class:
3/31/24 17 .23 0 .45 0 .92 1 .37 ( 0 .45 ) — ( 0 .45 ) 18 .15
3/31/23 23 .41 0 .44 ( 5 .76 ) ( 5 .32 ) ( 0 .38 ) ( 0 .48 ) ( 0 .86 ) 17 .23
3/31/22 19 .86 0 .25 3 .95 4 .20 ( 0 .25 ) ( 0 .40 ) ( 0 .65 ) 23 .41
3/31/21 14 .86 0 .27 4 .99 5 .26 ( 0 .26 ) — ( 0 .26 ) 19 .86
3/31/20 17 .60 0 .32 ( 1 .97 ) ( 1 .65 ) ( 0 .29 ) ( 0 .80 ) ( 1 .09 ) 14 .86
a
Based on average shares outstanding.
b
Percentage is not annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to Financial
Statements, when applicable.
f
Does not include in-kind transactions.

See Notes to Financial Statements
17
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
8 .07%   $ 326,548 0 .79% 0 .77% 2 .54% 7%
( 22 .73 ) 369,354 0 .77 0 .73 2 .28 25
21 .13 532,018 0 .75 0 .72 1 .09 25
f
35 .57 367,908 0 .79 0 .76 1 .48 45
( 10 .41 ) 263,960 0 .79 0 .79 1 .66 39
8 .23 50,394 0 .61 0 .58 2 .69 7
( 22 .60 ) 107,731 0 .60 0 .57 2 .45 25
21 .32 153,657 0 .59 0 .59 1 .19 25
f
35 .76 71,403 0 .62 0 .59 1 .55 45
( 10 .27 ) 21,689 0 .62 0 .62 1 .79 39
8 .20 26,551 0 .65 0 .62 2 .66 7
( 22 .62 ) 34,765 0 .63 0 .60 2 .42 25
21 .25 45,328 0 .62 0 .62 1 .27 25
f
35 .78 48,255 0 .64 0 .62 1 .62 45
( 10 .31 ) 44,026 0 .65 0 .65 1 .80 39
8 .38 2,043,858 0 .50 0 .48 2 .84 7
( 22 .52 ) 2,026,404 0 .48 0 .45 2 .55 25
21 .46 2,935,178 0 .47 0 .47 1 .37 25
f
35 .94 2,272,604 0 .49 0 .47 1 .77 45
( 10 .16 ) 1,430,143 0 .50 0 .50 1 .95 39
8 .10 491,401 0 .75 0 .72 2 .60 7
( 22 .72 ) 503,900 0 .73 0 .70 2 .31 25
21 .17 675,116 0 .72 0 .72 1 .11 25
f
35 .58 533,102 0 .74 0 .72 1 .52 45
( 10 .39 ) 398,674 0 .75 0 .75 1 .70 39

18
Notes to Financial Statements
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (individually the “Fund”), among others:
Fund Name Changes: Effective May 1, 2024, the Fund's name changed as noted above and therefore all references to the name of the Fund in this report have been updated.
Current Fiscal Period: The end of the reporting period for the Fund is March 31, 2024, and the period covered by these Notes to
Financial Statements is the fiscal year ended March 31, 2024 (the "current fiscal period").
Investment Advisor: Teachers Advisors, LLC (the "Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Fund.
Share Classes and Sales Charges: The Fund offers five share classes: Class A, Class I, Premier Class, Class R6 and Retirement Class
shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Fund offers its shares, without a sales load, through its principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Share Class Name Changes: Effective May 6, 2024, the names of certain of the Fund’s share classes changed and therefore all references to the names of these share classes in this report have changed as follows:
Change in Fiscal and Tax Year Ends: On February 28, 2024, the Fund’s Board of Trustees (the "Board") approved that the Fund’s fiscal and tax year ends (collectively, “fiscal year end”) be changed from March 31 to December 31, which became effective April 1, 2024.
The Fund will continue to follow its current regulatory reporting schedule and prepare a semi-annual report as of September 30,
2024, which will then be followed by an annual report for the 9-month period ended December 31, 2024.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies .
The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and  shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Fund determines the existence of a dividend declaration. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each Fund.
New Name Former Name Short Name
Nuveen Real Estate Securities Select Fund TIAA-CREF Real Estate Securities Fund Real Estate Securities Select
New Name Former Name
Class A Retail Class
Class I Advisor Class
Class R6 Institutional Class

19
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Fund is maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.
Compensation: The Fund pays the members of the Board, all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-
advised funds. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and compensation incurred, are reflected in the Statement of Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Netting Agreements:  In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Fund is held in a segregated account by the Fund's custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Fund's Portfolio of Investments or Statements of Assets and Liabilities.
The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these
Notes to Financial Statements.
New Accounting Pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
During the current fiscal period, the Fund adopted the new guidance and there was no material impact to the Fund.

Notes to Financial Statements
(continued)
20
3. Investment Valuation and Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund’s investments as of the end of the current fiscal period, based on the inputs used to value them:

21
4. Investments
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
6. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
Therefore, no federal income tax provision is required.
Fund Level 1 Level 2 Level 3 Total
Real Estate Securities Select
Long-Term Investments
:
Common stocks $2,909,368,206 $— $— $2,909,368,206
Short-Term Investments
:
Government agency debt — 3,989,352 — 3,989,352
Repurchase agreement — 8,370,000 — 8,370,000
Treasury debt — 2,486,096 — 2,486,096
Total $2,909,368,206 $14,845,448 $— $2,924,213,654
1 1 1 1 1
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Real Estate Securities Select Fixed Income Clearing Corp (FICC) $ 8,370,000 $ 8,537,479
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
10.1
Real Estate Securities Select $ 200,594,162 $ 436,609,592
Year Ended
3/31/24
Year Ended
3/31/23
10.1
Real Estate Securities Select Shares Amount Shares Amount
Subscriptions:
Class A 1,066,960 $ 17,392,751 2,029,480 $ 37,199,439
Class I 1,073,969 17,642,498 3,472,263 61,557,539
Premier Class 289,064 4,819,294 247,894 4,481,629
Class R6 13,364,176 218,219,672 20,885,303 372,123,432
Retirement Class 1,270,163 21,500,327 1,556,783 29,879,362
Total subscriptions 17,064,332 279,574,542 28,191,723 505,241,401
Reinvestments of distributions:
Class A 525,758 8,498,987 1,144,072 18,760,617
Class I 121,039 1,971,716 380,679 6,301,718
Premier Class 49,793 811,129 107,545 1,780,489
Class R6 3,525,080 57,511,280 6,629,825 109,692,155
Retirement Class 745,977 12,796,339 1,395,865 24,241,976
Total reinvestments of distributions 4,967,647 81,589,451 9,657,986 160,776,955
Redemptions:
Class A (5,207,264) (84,329,563) (4,478,700) (79,331,282)
Class I (4,839,946) (78,615,073) (4,164,281) (72,278,870)
Premier Class (918,544) (14,630,649) (265,541) (4,825,375)
Class R6 (21,935,422) (358,847,732) (35,367,851) (630,038,783)
Retirement Class (4,180,019) (74,001,644) (2,557,271) (48,191,270)
Total redemptions (37,081,195) (610,424,661) (46,833,644) (834,665,580)
Net increase (decrease) from shareholder transactions (15,049,216) $ (249,260,668) (8,983,935) $ (168,647,224)

Notes to Financial Statements
(continued)
22
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to foreign currency transactions. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Fund had capital loss carryforwards, which will not expire:
7. Investment Adviser and Other Transactions with  Affiliates
Under the terms of its Investment Management Agreement, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Fund has entered into an Administrative Service Agreement with the Adviser under which the Fund pays the Adviser for its costs in providing certain administrative and compliance services to the Fund.
Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement
Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, Class A shares of the Fund compensate Nuveen Securities for providing distribution, promotional and/or shareholder services to the Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the
Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the reporting period, the investment management fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
10.1
Real Estate Securities Select $2,031,912,516 $939,931,511 $(47,630,373) $892,301,138
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
10.1
Real Estate Securities Select $7,292,306 $– $892,301,138 $(261,065,894) $– $(513,037) $638,014,513
3/31/24 3/31/23
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
10.1
Real Estate Securities Select $ 82,402,400 $ – $ 76,877,994 $ 85,648,260
Fund Short-Term Long-Term Total
10.1
Real Estate Securities Select $ 137,350,919 $ 123,714,975 $ 261,065,894

23
Prior to August 1, 2023, the investment management fee and maximum expense amounts (after waivers and reimbursements) were equal to the following noted annual percentage of average daily net assets for each class:
Effective May 1, 2023, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
The Fund receives voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the
Fund, which is disclosed below, is recognized in "Other income" on the Statement of Operations and any amount due to the Fund at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities. During the
current fiscal period, the values of voluntary compensation were as follows:
The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, these transactions did not materially impact the Fund.
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Fund, and certain funds within the Trust also make investments in the Fund. The following is the percentage of the Fund's shares owned by affiliates as of the end of the current fiscal period:
Investment
Management Fee
Range
Investment
Management Fee-
Effective Rate Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class
10.1
Real Estate Securities Select* 0.350% —0.500% 0.471% 0.920% 0.720% 0.720% 0.570% 0.820%
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2024. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class
10.1
Real Estate Securities Select* 0.350% —0.500% 0.960% 0.720% 0.720% 0.570% 0.820%
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class
10.1
Real Estate Securities Select* 0.330% —0.480% 0.900% 0.700% 0.700% 0.550% 0.800%
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Fund Value
10.1
Real Estate Securities Select $327,181
Underlying Fund TIAA Access Total
10.1
Real Estate Securities Select 14% 14%

Notes to Financial Statements
(continued)
24
Companies in which the Fund holds 5% or more of the outstanding voting shares are considered "affiliated companies" of the Fund, pursuant to the 1940 Act. During the current fiscal period, there were no affiliated investments.
8. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Fund may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
9. Line of Credit
The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11,
2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Fund during the current fiscal  period.
10. Subsequent Events
Administrative Services Agreement: The Adviser has agreed to gradually reduce expenses allocated to the Fund under the
Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Fund under the Administrative Agreement.
Management Fees: Effective May 1, 2024, the management fee schedule for the Fund consists of two components: a Fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”).
As of May 1, 2024 each breakpoint in the Fund’s investment management fee breakpoint schedule effective prior to May 1, 2024, as disclosed in the investment management fee ranges in Note 7 was reduced by 0.1600%. The revised investment management fee breakpoint schedule constitutes the Fund’s Fund-level fee.
As of May 1, 2024 the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for the Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for the Fund is determined by taking the current overall complex-level fee rate, and making, as appropriate, an upward adjustment to that rate based upon the percentage of the Fund’s assets that are not eligible complex-level assets. The current overall complex-level fee schedule is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds
(“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United
States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or
Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen
Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Sales Charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts, as set forth in the Fund’s prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (“NAV”) per share plus an up-front sales charge.
Shareholders with an account held directly with a Fund that held Class A shares of the Funds prior to May 6, 2024 will not be subject to the sales charge on any future purchases or redemptions of Class A shares of that Fund or any other fund that is a series of the
TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase Class A shares at NAV.
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350%
For the next $200 billion 0.1325%
For eligible assets over $400 billion 0.1300%

25
Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, the Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-
term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified interest income (QII)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code:
Qualified business income (QBI)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified business income for individuals pursuant to Section 199A of the Internal Revenue Code:
163(j)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as Section
163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
10.1
Real Estate Securities Select $ –
Fund Percentage
10.1
Real Estate Securities Select 2.7%
Fund Percentage
10.1
Real Estate Securities Select 2.7%
Fund
Prior Year End to 12/31
Percentage
1/1 to Current Year End
Percentage
10.1
Real Estate Securities Select 0.1% 0.9%
Fund Percentage
10.1
Real Estate Securities Select 95.3%
Fund Percentage
10.1
Real Estate Securities Select 1.3%

2024 Special Meeting
(Unaudited)
Real Estate Securities Select Fund
26
Trustees
On November 20, 2023, at a special meeting of the Nuveen Real Estate Securities Select Fund participants, the following persons were elected to serve on the Board of Trustees:
Amy B. R. Lancellotta, Joanne T. Medero, Albin F. Moschner, John K. Nelson, Matthew Thornton III, Terence J. Toth, Margaret L. Wolff
and Robert L. Young were elected to office. Joseph A. Boateng, Michael A. Forrester, Thomas J. Kenny and Loren M. Starr continued in office.
The results above were certified by Computershare Fund Services, Inc., independent tabulator for the TIAA-CREF Funds.
Nominee Shares for Percent Shares against Percent Shares abstain Percent
Joseph A. Boateng 7,867,205,687.722 97.811 63,973,498.504 0.795 112,105,650.721 1.394
Michael A. Forrester 7,873,729,461.057 97.892 59,739,021.744 0.743 109,816,354.146 1.365
Thomas J. Kenny 7,873,577,319.739 97.890 59,628,491.356 0.741 110,079,025.851 1.369
Amy B.R. Lancellotta 7,878,909,011.873 97.956 61,000,657.137 0.758 103,375,167.936 1.285
Joanne T. Medero 7,876,343,187.201 97.924 64,080,214.395 0.797 102,861,435.350 1.279
Albin F. Moschner 7,864,397,335.050 97.776 68,393,667.267 0.850 110,493,834.629 1.374
John K. Nelson 7,886,275,662.665 98.048 44,376,664.298 0.552 112,632,509.983 1.400
Loren M. Starr 7,894,997,953.803 98.156 42,187,698.178 0.525 106,099,184.965 1.319
Matthew Thornton III 7,886,183,390.754 98.047 46,175,035.497 0.574 110,926,410.695 1.379
Terence J. Toth 7,885,870,581.340 98.043 44,721,005.652 0.556 112,693,249.955 1.401
Margaret L. Wolff 7,878,323,371.788 97.949 61,940,121.572 0.770 103,021,343.586 1.281
Robert L. Young 7,887,121,209.624 98.058 43,556,830.170 0.542 112,606,797.152 1.400

Additional Fund Information
(Unaudited)
©2024 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
27
Portfolio holdings
The Real Estate Securities Select Fund files complete portfolio listings with the Securities and Exchange Commission (SEC), and is available to the public.
You can obtain a complete list of the holdings of the Real Estate Securities Select Fund (Portfolio of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the Real Estate Securities Select Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of March 31 or
September 30; Form N-PORT filings are as of December 31 or June 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
The Real Estate Securities Select Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-
month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at
TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The Real Estate Securities Select Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for Class I, Premier Class,
Class R6 and Retirement Class or 800-223-1200 for Class A.
Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers. Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute securities products.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

Liquidity Risk Management Program
(Unaudited)
28
Discussion of the operation and effectiveness of the Fund’s liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the series of the Trust covered by this Report (the “Fund”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Fund’s liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Fund’s Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”)
carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the
Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a May 14-16, 2024 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023 (the “Review
Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses the Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii)
holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Fund portfolio investments are classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
A Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund
primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits the Fund’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, the Fund did not exceed the 15% limit on illiquid investments.

Trustees and Officers
(Unaudited)
March 31, 2024
31
Trustees
Name, Business Address and
Year of Birth
Position(s)
Held with the
Trust
Term of
Office and
Length
of Time Served
with the Trust Principal Occupation(s) During Past Five Years
Number of
Portfolios in
Fund Complex
Overseen by
Trustee
Other
Directorships
Held by
Trustee
During Past
Five Years
Joseph A. Boateng
730 Third Avenue
New York, NY 10017
1963
Trustee Indefinite term.
Trustee since
2019.
Chief Investment Officer, Casey Family Programs (since
2007). formerly, Director of U.S. Pension Plans, Johnson
& Johnson (2002–2006).
210 Board Member, Lumina Foundation (since
2018) and Waterside School (since 2021);
Board Member (2012–2019) and Emeritus
Board Member (since 2020), Year-Up Puget
Sound; Investment Advisory Committee
Member and Former Chair (since 2007),
Seattle City Employees’ Retirement System;
Investment Committee Member (since
2012), The Seattle Foundation; Trustee
(2018–2023), the College Retirement
Equities Fund; Manager (2019-2023), TIAA
Separate Account VA-1.
Michael A. Forrester
730 Third Avenue
New York, NY 10017
1967
Trustee Indefinite term.
Trustee since
2007.
Formerly, Chief Executive Officer (2014–2021) and Chief
Operating Officer (2007–2014), Copper Rock Capital
Partners, LLC.
210 Trustee, Dexter Southfield School (since
2019); Member (since 2020), Governing
Council of the Independent Directors
Council (IDC); Trustee, the College
Retirement Equities Fund and Manager, TIAA
Separate Account VA-1 (2007–2023).
Thomas J. Kenny
730 Third Avenue
New York, NY 10017
1963
Co-Chairman
of the Board
and Trustee
Indefinite term.
Trustee since
2011; Co-Chair
since 2024 for
term ending
December 31,
2024
Formerly, Advisory Director (2010–2011), Partner
(2004–2010), Managing Director (1999–2004) and
Co-Head of Global Cash and Fixed Income Portfolio
Management Team (2002–2010), Goldman Sachs Asset
Management.
216 Director (since 2015) and Chair of the
Finance and Investment Committee (since
2018), Aflac Incorporated; Director (since
2018), ParentSquare; formerly, Director
(2021–2022) and Finance Committee Chair
(2016–2022), Sansum Clinic; formerly,
Advisory Board Member (2017–2019),
B’Box; formerly, Member (2011–2012), the
University of California at Santa Barbara
Arts and Lectures Advisory Council;
formerly, Investment Committee Member
(2012–2020), Cottage Health System;
formerly, Board member (2009–2019)
and President of the Board (2014–2018),
Crane Country Day School; Trustee (2011-
2023) and Chairman (2017–2023), the
College Retirement Equities Fund; Manager
(2011-2023) and Chairman (2017–2023),
TIAA-Separate Account VA-1.
Amy B.R. Lancellotta
333 West Wacker Drive
Chicago, IL 60606
1959
Trustee Indefinite term.
Trustee since
2024.
Formerly, Managing Director, IDC (supports the fund
independent director community and is part of the
Investment Company Institute (ICI), which represents
regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006).
216 President (since 2023) and Member (since
2020) of the Board of Directors, Jewish
Coalition Against Domestic Abuse (JCADA).
Joanne T. Medero
333 West Wacker Drive
Chicago, IL 60606
1954
Trustee Indefinite term.
Trustee since
2024.
Formerly, Managing Director, Government Relations and
Public Policy (2009-2020) and Senior Advisor to the
Vice Chairman (2018-2020), BlackRock, Inc. (global
investment management firm); formerly, Managing
Director, Global Head of Government Relations and
Public Policy, Barclays Group (IBIM)(investment banking,
investment management businesses) (2006-2009);
formerly, Managing Director, Global General Counsel and
Corporate Secretary, Barclays Global Investors (global
investment management firm) (1996-2006); formerly,
Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity
Futures Trading Commission (government agency
overseeing U.S. derivatives markets) (1989-1993);
formerly, Deputy Associate Director/Associate Director
for Legal and Financial Affairs, Office of Presidential
Personnel, The White House (1986-1989).
216 Member (since 2019) of the Board of
Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities
for citizens of the Baltic states to gain
education and professional development
through exchanges in the U.S.).

Trustees and Officers
(Unaudited) (continued)
March 31, 2024
32
Name, Business Address and
Year of Birth
Position(s)
Held with the
Trust
Term of
Office and
Length
of Time Served
with the Trust Principal Occupation(s) During Past Five Years
Number of
Portfolios in
Fund Complex
Overseen by
Trustee
Other
Directorships
Held by
Trustee
During Past
Five Years
Albin F. Moschner
333 West Wacker Drive
Chicago, IL 60606
1952
Trustee Indefinite term.
Trustee since
2024.
Founder and Chief Executive Officer, Northcroft
Partners, LLC, (management consulting), (since 2012);
formerly, held positions at Leap Wireless International,
Inc.,(consumer wireless service) including Consultant
(2011–2012), Chief Operating Officer (2008–2011)
and Chief Marketing Officer (2004–2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc.(telecommunications services)
(2000–2003); formerly, President, One Point Services
at One Point Communications (telecommunications
services) (1999–2000); formerly, Vice Chairman of the
Board, Diba, Incorporated (internet technology provider)
(1996–1997); formerly, various executive positions
(1991–1996) and Chief Executive Officer (1995–1996)
of Zenith Electronics Corporation (consumer electronics).
216 Formerly, Chairman (2019), and Director
(2012–2019), USA Technologies, Inc.
(a provider of solutions and services to
facilitate electronic payment transactions);
formerly, Director, Wintrust Financial
Corporation (1996–2016).
John K. Nelson
333 West Wacker Drive
Chicago, IL 60606
1962
Trustee Indefinite term.
Trustee since
2024.
Formerly, Senior External Advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-
2014); Chief Executive Officer of ABN AMRO Bank
N.V., North America, and Global Head of the Financial
Markets Division (2007-2008), with various executive
leadership roles in ABN AMRO Bank N.V. between 1996
and 2007.
216 Formerly, Member of Board of Directors
(2008–2023) of Core12 LLC (private firm
which develops branding, marketing and
communications strategies for clients);
formerly, Member of the President's Council
(2010-2019) of Fordham University;
formerly, Director (2009-2018) of the
Curran Center for Catholic American
Studies; formerly, Trustee and Chairman of
The Board of Trustees of Marian University
(2011–2013).
Loren M. Starr
730 Third Avenue
New York, NY 10017
1961
Trustee Indefinite term.
Trustee since
2022.
Independent Consultant/Advisor (since 2021), formerly,
Vice Chair, Senior Managing Director (2020–2021),
Chief Financial Officer, Senior Managing Director
(2005–2020), Invesco Ltd.
215 Director (since 2023) and Audit Committee
member (since 2024), AMG; formerly, Chair
and Member of the Board of Directors
(2014–2021), Georgia Leadership
Institute for School Improvement (GLISI);
formerly, Chair and Member of the Board
of Trustees (2014–2018), Georgia Council
on Economic Education (GCEE); Trustee,
the College Retirement Equities Fund and
Manager, TIAA Separate Account VA-1
(2022–2023).
Matthew Thornton III
333 West Wacker Drive
Chicago, IL 60606
1958
Trustee Indefinite term.
Trustee since
2024.
Formerly, Executive Vice President and Chief Operating
Officer (2018-2019), FedEx Freight Corporation, a
subsidiary of FedEx Corporation (“FedEx”) (provider
of transportation, e-commerce and business services
through its portfolio of companies); formerly, Senior
Vice President, U.S. Operations (2006-2018), Federal
Express Corporation, a subsidiary of FedEx.
216 Member of the Board of Directors (since
2014), The Sherwin-Williams Company
(develops, manufactures, distributes and
sells paints, coatings and related products);
Member of the Board of Directors (since
2020), Crown Castle International (provider
of communications infrastructure);  formerly,
Member of the Board of Directors (2012–
2018), Safe Kids Worldwide® (a non-profit
organization dedicated to preventing
childhood injuries).

33
Officers
Name, Business Address and
Year of Birth
Position(s)
Held with the
Trust
Term of
Office and
Length
of Time Served
with the Trust Principal Occupation(s) During Past Five Years
Number of
Portfolios in
Fund Complex
Overseen by
Trustee
Other
Directorships
Held by
Trustee
During Past
Five Years
Terence J. Toth
333 West Wacker Drive
Chicago, IL 60606
1959
Co-Chair of
the Board and
Trustee
Indefinite term.
Co-Chair and
Trustee since
2024; Co-Chair
for term ending
June 30, 2024.
Formerly, Co-Founding Partner, Promus Capital
(investment advisory firm) (2008-2017); formerly,
Director of Quality Control Corporation (manufacturing)
(2012-2021); formerly, Director, Fulcrum IT Service LLC
(information technology services firm to government
entities) (2010-2019); formerly, Director, LogicMark
LLC (health services) (2012-2016); formerly, Director,
Legal & General Investment Management America, Inc.
(asset management) (2008-2013); formerly, CEO and
President, Northern Trust Global Investments (financial
services) (2004-2007); Executive Vice President,
Quantitative Management & Securities Lending (2000-
2004); prior thereto, various positions with Northern
Trust Company (financial services) (since 1994).
216 Chair and Member of the Board of Directors
(since 2021), Kehrein Center for the Arts
(philanthropy); Member of the Board of
Directors (since 2008), Catalyst Schools
of Chicago (philanthropy); Member of the
Board of Directors (since 2012), formerly,
Investment Committee Chair (2017-
2022), Mather Foundation (philanthropy);
formerly, Member (2005-2016), Chicago
Fellowship Board (philanthropy); formerly,
Member, Northern Trust Mutual Funds
Board (2005-2007), Northern Trust Global
Investments Board (2004-2007), Northern
Trust Japan Board (2004-2007), Northern
Trust Securities Inc. Board (2003-2007)
and Northern Trust Hong Kong Board
(1997-2004).
Margaret L. Wolff
333 West Wacker Drive
Chicago, IL 60606
1955
Trustee Indefinite term.
Trustee since
2024.
Formerly, Of Counsel (2005-2014), Skadden, Arps,
Slate, Meagher & Flom LLP (Mergers & Acquisitions
Group) (legal services).
216 Member of the Board of Trustees (since
2005), New York-Presbyterian Hospital;
Member of the Board of Trustees (since
2004) formerly, Chair (2015-2022), The
John A. Hartford Foundation (philanthropy
dedicated to improving the care of older
adults); formerly, Member (2005-2015)
and Vice Chair (2011-2015) of the Board
of Trustees of Mt. Holyoke College; formerly,
Member of the Board of Directors (2013-
2017) of Travelers Insurance Company
of Canada and The Dominion of Canada
General Insurance Company (each, a part of
Travelers Canada, the Canadian operation of
The Travelers Companies, Inc.).
Robert L. Young
333 West Wacker Drive
Chicago, IL 60606
1963
Trustee Indefinite term.
Trustee since
2024. Co-Chair
as of July
1, 2024 for
term ending
December 31,
2024.
Formerly, Chief Operating Officer and Director, J.P.
Morgan Investment Management Inc. (financial services)
(2010-2016); formerly, President and Principal
Executive Officer (2013-2016), and Senior Vice
President and Chief Operating Officer (2005-2010),
of J.P. Morgan Funds; formerly, Director and various
officer positions for J.P. Morgan Investment Management
Inc. (formerly, JPMorgan Funds Management, Inc. and
formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc.(financial services)
(formerly, One Group Dealer Services, Inc.) (1999-
2017).
216 None
Name, Business Address and
Year of Birth
Position(s)
Held with the
Trust
Term of Office
and Length of
Time Served
with the Trust Principal Occupation(s) During Past Five Years
Richard S. Biegen
730 Third Avenue
New York, NY 10017
1962
Chief
Compliance
Officer
Term—Indefinite
Length of Service—
Since 2008.
Senior Managing Director of TIAA; Chief Compliance Officer of the TIAA-CREF Funds, TIAA-CREF Life Funds, College
Retirement Equities Fund and TIAA Separate Account VA-1.
Mark J. Czarniecki
901 Marquette Avenue
Minneapolis, MN 55402
1962
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2024.
Managing Director and Assistant Secretary of Nuveen Securities, LLC and Nuveen Fund Advisors, LLC; Managing
Director and Associate General Counsel of Nuveen; Managing Director Assistant Secretary and Associate General
Counsel of Nuveen Asset Management, LLC; has previously held various positions with Nuveen; Managing
Director, Associate General Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC.

Trustees and Officers
(Unaudited) (continued)
March 31, 2024
34
Name, Business Address and
Year of Birth
Position(s)
Held with the
Trust
Term of Office
and Length of
Time Served
with the Trust Principal Occupation(s) During Past Five Years
Jordan M. Farris
333 West Wacker Drive
Chicago, IL 60606
1980
Chief
Administrative
Officer (Principal
Executive Officer)
Term—Indefinite
Length of Service—
Since 2024.
Head of Public Product Strategy and Development, Global Wealth, of Nuveen; Managing Director of Nuveen Fund
Advisors, LLC; has previously held various positions with Nuveen.
Jeremy D. Franklin
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1983
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2020.
Managing Director and Assistant Secretary, Nuveen Fund Advisors, LLC; Managing Director, Associate General
Counsel and Assistant Secretary, Nuveen Asset Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC; Vice President and Associate General Counsel, Teachers Insurance and Annuity Association of
America;  Vice President and Assistant Secretary, TIAA-CREF Funds, TIAA-CREF Life Funds; Vice President, Associate
General Counsel, and Assistant Secretary, TIAA Separate Account VA-1 and College Retirement Equities Fund; has
previously held various positions with TIAA.
Diana R. Gonzalez
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1978
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2024.
Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC; Vice President, Associate General Counsel
and Assistant Secretary of Nuveen Asset Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC; Vice President and Associate General Counsel of Nuveen.
Nathaniel T. Jones
333 West Wacker Drive
Chicago, IL 60606
1979
Vice President
and Treasurer
Term—Indefinite
Length of Service—
Since 2024.
Senior Managing Director of Nuveen; Senior Managing Director of Nuveen Fund Advisors, LLC; has previously held various positions with Nuveen; Chartered Financial Analyst.
Brian H. Lawrence
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1982
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2024.
Vice President and Associate General Counsel of Nuveen; Vice President, Associate General Counsel and Assistant
Secretary of Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; formerly Corporate Counsel of
Franklin Templeton (2018-2022).
Tina M. Lazar
333 West Wacker Drive
Chicago, IL 60606
1961
Vice
President
Term—Indefinite
Length of Service—
Since 2024.
Managing Director of Nuveen Securities, LLC.
Brian J. Lockhart
333 West Wacker Drive
Chicago, IL 60606
1974
Vice President Term—Indefinite
Length of Service—
Since 2024.
Senior Managing Director and Head of Investment Oversight of Nuveen; Senior Managing Director of Nuveen Fund
Advisors, LLC; has previously held various positions with Nuveen; Chartered Financial Analyst and Certified Financial
Risk Manager.
John M. McCann
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1975
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2015.
Managing Director, General Counsel and Secretary of Nuveen Fund Advisors, LLC; Managing Director, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC; Managing Director and Assistant
Secretary of TIAA SMA Strategies LLC; Managing Director, Associate General Counsel and Assistant Secretary of
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF Funds, TIAA-CREF Life Funds, Teachers
Insurance and Annuity Association of America, Teacher Advisors LLC, TIAA-CREF Investment Management, LLC, and
Nuveen Alternative Advisors LLC; has previously held various positions with Nuveen/TIAA.
Kevin J. McCarthy
333 West Wacker Drive
Chicago, IL 60606
1966
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2018.
Executive Vice President, Secretary and General Counsel of Nuveen Investments, Inc.; Executive Vice President
and Assistant Secretary of Nuveen Securities, LLC  and Nuveen Fund Advisors, LLC; Executive Vice President and
Secretary of Nuveen Asset Management, LLC; Executive Vice President, General Counsel and Secretary  of Teachers
Advisors, LLC; , TIAA-CREF Investment Management, LLC and Nuveen Alternative Investments, LLC; Executive Vice
President, Associate General Counsel and Assistant Secretary  of TIAA-CREF Funds and TIAA-CREF Life Funds; has
previously held various positions with Nuveen/TIAA; Vice President and Secretary of Winslow Capital Management,
LLC; formerly, Vice President (2007-2021) and Secretary (2016-2021) of NWQ Investment Management Company,
LLC and Santa Barbara Asset Management, LLC.
Jon Scott Meissner
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1973
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2015.
Managing Director, Mutual Fund Tax and Expense Administration of Nuveen, TIAA-CREF Funds, TIAA-CREF Life Funds,
TIAA Separate Account VA-1 and the CREF Accounts; Managing Director of Nuveen Fund Advisors, LLC, Teachers
Advisors, LLC and TIAA-CREF Investment Management, LLC; has previously held various positions with Nuveen/TIAA.
James Nelson III
730 Third Avenue
New York, NY 10017
1976
Vice President Term—Indefinite
Length of Service—
Since 2024.
Senior Managing Director, Global Head of Product, Publics, Nuveen; formerly, Head of North American Product
Management & Pricing, Invesco (2018-2023).
Mary Beth Ramsay
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1965
Vice President Term—Indefinite
Length of Service—
Since 2024.
Chief Risk Officer, Nuveen and TIAA Financial Risk; Head of Nuveen Risk & Compliance; Executive Vice President,
Teachers Insurance and Annuity Association of America; formerly, Senior Vice President, Head of Sales and Client
Solutions (2019-2022) and U.S. Chief Pricing Actuary (2016-2019), SCOR Global Life Americas; Member of the
Board of Directors of Society of Actuaries.

35
Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, Business Address and
Year of Birth
Position(s)
Held with the
Trust
Term of Office
and Length of
Time Served
with the Trust Principal Occupation(s) During Past Five Years
William A. Siffermann
333 West Wacker Drive
Chicago, IL 60606
1975
Vice President Term—Indefinite
Length of Service—
Since 2024.
Managing Director of Nuveen.
E. Scott Wickerham
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1973
Vice President
and Controller
(Principal
Financial Officer)
Term—Indefinite
Length of Service—
Since 2017.
Senior Managing Director, Head of Public Investment Finance of Nuveen; Senior Managing Director of Nuveen
Fund Advisors, LLC and Nuveen Asset Management, LLC; Principal Financial Officer, Principal Accounting Officer
and Treasurer of the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF
Accounts; has previously held various positions with TIAA.
Mark L. Winget
333 West Wacker Drive
Chicago, IL 60606
1968
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2024.
Vice President and Assistant Secretary of Nuveen Securities, LLC and Nuveen Fund Advisors, LLC; Vice President,
Associate General Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC and Nuveen Asset Management, LLC; Vice President and Associate General Counsel of Nuveen.
Rachael Zufall
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1973
Vice President
and Secretary
Term—Indefinite
Length of Service—
Since 2014.
Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC; Managing Director, Associate General
Counsel and Assistant Secretary of the CREF Accounts, TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-
CREF Life Funds; Managing Director, Associate General Counsel and Assistant Secretary of Teacher Advisors, LLC
and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC and of TIAA.

3476254-INV-Y-05/25
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A12449 (5/24)

Fixed-Income Funds
Nuveen
Annual
Report
Mutual Funds
March 31, 2024
Effective May 1, 2024 and May 6, 2024, the names of the Funds and the names of certain share classes, respectively, changed, and all references to the former names in this report have changed. Refer to Important Notices in this report for more information.
Fund Name
Class
A
Class
I
Premier
Class
Class
R6
Retirement
Class Class W
8.1
Nuveen Bond Index Fund TBILX TBIAX TBIPX TBIIX TBIRX TBIWX
8.2
Nuveen Core Bond Fund TIORX TIBHX TIDPX TIBDX TIDRX TBBWX
8.3
Nuveen Core Impact Bond Fund TSBRX TSBHX TSBPX TSBIX TSBBX –
8.4
Nuveen Core Plus Bond Fund TCBPX TCBHX TBPPX TIBFX TCBRX TCBWX
8.5
Nuveen 5–15 Year Laddered Tax Exempt Bond Fund TIXRX TIXHX – TITIX – –
8.6
Nuveen Green Bond Fund TGROX TGRKX TGRLX TGRNX TGRMX –
8.7
Nuveen High Yield Fund TIYRX TIHHX TIHPX TIHYX TIHRX TIHWX
8.8
Nuveen Inflation Linked Bond Fund TCILX TIIHX TIKPX TIILX TIKRX TIIWX
8.9
Nuveen Short Duration Impact Bond Fund TSDBX TSDHX TSDFX TSDJX TSDDX –
9.01
Nuveen Short Term Bond Fund TCTRX TCTHX TSTPX TISIX TISRX TCTWX
9.1
Nuveen Short Term Bond Index Fund TRSHX TTBHX TPSHX TNSHX TESHX TTBWX
9.2
Nuveen Money Market Fund TIRXX TMHXX TPPXX TCIXX TIEXX –

Table of Contents
Important Notices 3
About the Funds’ Benchmarks 5
Portfolio Managers’ Comments 6
Fund Performance 14
Expense Examples 38
Report of Independent Registered Public Accounting Firm 43
Portfolios of Investments 44
Statement of Assets and Liabilities 372
Statement of Operations 376
Statement of Changes in Net Assets 378
Financial Highlights 382
Notes to Financial Statements 406
Important Tax Information 426
Additional Fund Information 428
2024 Special Meeting 429
Liquidity Risk Management Program 430
Trustees and Officers 431

Important Notices

Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended September 30, 2024.
Fund Name and Share Class Name Changes
In January 2024, the Funds’ Board of Trustees approved the following changes for the Funds. Refer to the Funds’ supplemented prospectus dated May 6, 2024 for further information.
Fund Name Changes: Effective May 1, 2024, each Fund’s name changed and therefore all references to the names of the Funds in this report have changed as follows:
There were no changes to the investment objectives, principal investment strategies, principal investment risks or portfolio management of the Funds in connection with these name changes.
Share Class Name Changes: Effective May 6, 2024, the names of certain share classes for the Funds changed and therefore all references to the names of these share classes in this report have changed as follows:
New Name Former Name
Nuveen Bond Index Fund
Nuveen Core Bond Fund
Nuveen Core Impact Bond Fund
Nuveen Core Plus Bond
Nuveen 5-15 Year Laddered Tax Exempt Fund Bond Fund
Nuveen Green Bond Fund
Nuveen High Yield Fund
Nuveen Inflation Linked Bond Fund
Nuveen Short Duration Impact Bond Fund
Nuveen Short Term Bond Fund
Nuveen Short Term Bond Index Fund
Nuveen Money Market Fund
TIAA-CREF Bond Index Fund
TIAA-CREF Core Bond Fund
TIAA-CREF Core Impact Bond Fund
TIAA-CREF Core Plus Bond Fund
TIAA-CREF 5-15 Year Laddered Tax-Exempt Fund Bond Fund
TIAA-CREF Green Bond Fund
TIAA-CREF High-Yield Fund
TIAA-CREF Inflation-Linked Bond Fund
TIAA-CREF Short Duration Impact Bond Fund
TIAA-CREF Short-Term Bond Fund
TIAA-CREF Short-Term Bond Index Fund
TIAA-CREF Money Market Fund
New Name Former Name
Class A Retail Class
Class I Advisor Class
Class R6 Institutional Class

Important Notices
(continued)

Sales Charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the
Funds of less than certain amounts, as set forth in the Funds’ prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (“NAV”) per share plus an up-front sales charge.
Shareholders with an account held directly with a Fund that held Class A shares of the Funds prior to May 6, 2024 will not be subject to the sales charge on any future purchases or redemptions of Class A shares of that Fund or any other fund that is a series of the
TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase Class A shares at NAV.
Nuveen High Yield Fund - Portfolio Manager Update
Effective December 29, 2023, Kristal Seales, CFA, was added as a portfolio manager of the Fund. There were no other changes to the portfolio management of the Fund during the reporting period.
Nuveen Inflation Linked Bond Fund - Change in Fiscal and Tax Year Ends
On February 28, 2024, the Fund’s Board of Trustees approved that the Fund’s fiscal and tax year ends (collectively, “fiscal year end”) be changed from March 31 to December 31, which became effective April 1, 2024. The Fund will continue to follow its current regulatory reporting schedule and prepare a semi-annual report as of September 30, 2024, which will then be followed by an annual report for the 9-month period ended December 31, 2024.
Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen Green Bond Fund, Nuveen High Yield Fund, Nuveen Inflation Linked
Bond Fund, Nuveen Short Duration Impact Bond Fund, Nuveen Short Term Bond Fund, Nuveen Core Impact Bond Fund and Nuveen
5-15 Year Laddered Tax Exempt Bond Fund – Management Fees
Effective May 1, 2024, the management fee schedule for each Fund consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers
Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, each Fund’s overall complex-level fee begins at a maximum rate of
0.1600% of each Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each Fund is the fund-level fee, effective as of May 1, 2024, listed within this report plus
0.1600%.
Refer to the Notes to Financial Statements within this report for further details on the Funds’ management fees.

About the Funds’ Benchmarks
Bloomberg U.S. Aggregate Bond Index: An index designed to measure the performance of the USD-denominated, fixed-rate,
U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. 1–3 Year Government/Credit Bond Index: An index designed to measure the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index: An index that contains all securities in the ICE BofA U.S. Cash
Pay High Yield Constrained Index that are rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg 10-Year Municipal Bond Index: An index designed to measure the performance of intermediate- and longer-term tax-exempt bonds. Bonds in the index must be rated investment grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index: An index designed to measure the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).
Bloomberg MSCI U.S. Green Bond Index: An index designed to measure the performance of USD-denominated fixed income securities issued to fund projects with direct environmental benefits. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or
Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC (“ICE DATA”), is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES
AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE
INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY PROVIDERS
SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY
COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA,
ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND NUVEEN FUNDS, OR ANY OF ITS PRODUCTS OR SERVICES.

Portfolio Managers’ Comments

Bond Index Fund
Performance for the twelve months ended March 31, 2024
The Bond Index Fund returned 1.65% for Class R6, compared with the 1.70% return of its benchmark, the Bloomberg U.S.
Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.
Economy expanded as inflation eased
The U.S. economy grew steadily in 2023 as consumer spending remained strong and inflation slowly eased. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 3.4% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate increased modestly to 3.8% in March 2024. Core inflation, which measures all items except food and energy, rose 3.8% over the twelve months ended March 2024. Crude oil prices fluctuated but ended the period slightly higher.
The Federal Reserve responded to elevated inflation early in the period by raising the federal funds target rate to 5.25%–
5.50% by the end of July 2023. However, the Fed took no further action over the rest of the twelve-month period as the pace of inflation slowed.
All major sectors of the fixed-income market gained ground for the period, despite higher yields on U.S. Treasury securities across all maturities (bond prices move in the opposite direction of yields). The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. High-yield bonds performed best with a double-digit gain, followed by single-digit returns among short-term and municipal bonds. U.S. Treasury inflation-protected securities (TIPS)
recorded the smallest gain.
All sectors in the benchmark advanced
All of the sectors in the Bloomberg U.S. Aggregate Bond Index posted gains for the twelve months. U.S. Treasuries, the largest sector accounting for 41.3% of the index’s total market capitalization as of March 31, 2024, returned 0.1%. Mortgage-backed securities, the second-largest sector with a weighting of 26.4%, advanced 1.4%. Corporate bonds—the third-largest sector at 24.7%—performed best, gaining more than 4.4%. Among smaller sectors in the benchmark, commercial mortgage-backed securities and asset-backed securities both outpaced the index, returning 4.4% and 4.3%, respectively for the twelve-month period.
Fund trailed its benchmark
The Fund slightly underperformed its benchmark for the twelve-month period. The Fund’s return includes a deduction for expenses, while the benchmark’s does not.
The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. During the period, this portfolio had sector returns that were similar to its benchmark, enabling it to resemble the index’s performance.
Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.
Core Bond Fund
Performance for the twelve months ended March 31, 2024
The Core Bond Fund returned 3.10% for Class R6, compared with the 1.70% return of its benchmark, the Bloomberg U.S.
Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.
Economy expanded as inflation eased
The U.S. economy grew steadily in 2023 as consumer spending remained strong and inflation slowly eased. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 3.4% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate increased modestly to 3.8% in March 2024. Core inflation, which measures all items except food and energy, rose 3.8% over the twelve months ended March 2024. Crude oil prices fluctuated but ended the period slightly higher.
The Federal Reserve responded to elevated inflation early in the period by raising the federal funds target rate to 5.25%–
5.50% by the end of July 2023. However, the Fed took no further action over the rest of the twelve-month period as the pace of inflation slowed.

Portfolio Managers’ Comments
All major sectors of the fixed-income market gained ground for the period, despite higher yields on U.S. Treasury securities across all maturities (bond prices move in the opposite direction of yields). The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. High-yield bonds performed best with a double-digit gain, followed by single-digit returns among short-term and municipal bonds. U.S. Treasury inflation-protected securities (TIPS)
recorded the smallest gain.
All sectors in the benchmark advanced
All of the sectors in the Bloomberg U.S. Aggregate Bond Index posted gains for the twelve months. U.S. Treasuries, the largest sector accounting for 41.3% of the index’s total market capitalization as of March 31, 2024, returned 0.1%. Mortgage-backed securities (MBS), the second-largest sector with a weighting of 26.4%, advanced 1.4%. Corporate bonds—the third-largest sector at 24.7%—performed best, gaining more than 4.4%. Among smaller sectors in the benchmark, commercial mortgage-
backed securities (CMBS) and asset-backed securities (ABS) both outpaced the index, returning 4.4% and 4.3%, respectively for the twelve-month period.
Fund surpassed its benchmark
The Fund outperformed its benchmark for the twelve-month period. An overweight position in corporate bonds—including a small allocation to high-yield and emerging-markets corporates—contributed most to the Fund’s relative return. Favorable security selection and overweight positions in the non-agency MBS, ABS and CMBS sectors also lifted the Fund’s performance relative to the benchmark. The Fund’s generally shorter-than-benchmark duration and overall yield curve positioning—how the
Fund was invested across different bond maturities—were also additive.
By contrast, the Fund’s security selection among CMBS slightly detracted for the twelve-month period.
Core Impact Bond Fund
Performance for the twelve months ended March 31, 2024
The Core Impact Bond Fund returned 2.73% for Class R6, compared with the 1.70% return of its benchmark, the Bloomberg
U.S. Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.
Economy expanded as inflation eased
The U.S. economy grew steadily in 2023 as consumer spending remained strong and inflation slowly eased. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 3.4% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate increased modestly to 3.8% in March 2024. Core inflation, which measures all items except food and energy, rose 3.8% over the twelve months ended March 2024. Crude oil prices fluctuated but ended the period slightly higher.
The Federal Reserve responded to elevated inflation early in the period by raising the federal funds target rate to 5.25%–
5.50% by the end of July 2023. However, the Fed took no further action over the rest of the twelve-month period as the pace of inflation slowed.
All major sectors of the fixed-income market gained ground for the period, despite higher yields on U.S. Treasury securities across all maturities (bond prices move in the opposite direction of yields). The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. High-yield bonds performed best with a double-digit gain, followed by single-digit returns among short-term and municipal bonds. U.S. Treasury inflation-protected securities (TIPS)
recorded the smallest gain.
All sectors in the benchmark advanced
All of the sectors in the Bloomberg U.S. Aggregate Bond Index posted gains for the twelve months. U.S. Treasuries, the largest sector accounting for 41.3% of the index’s total market capitalization as of March 31, 2024, returned 0.1%. Mortgage-backed securities (MBS), the second-largest sector with a weighting of 26.4%, advanced 1.4%. Corporate bonds—the third-largest sector at 24.7%—performed best, gaining more than 4.4%. Among smaller sectors in the benchmark, commercial mortgage-
backed securities (CMBS) and asset-backed securities (ABS) both outpaced the index, returning 4.4% and 4.3%, respectively for the twelve-month period.
Fund surpassed its benchmark
The Fund outperformed its benchmark for the twelve-month period. The Fund’s underweight allocations to U.S. Treasuries and agency MBS and overweight allocations to non-agency MBS, corporate bonds and CMBS aided performance. In addition, security selection within ABS and CMBS contributed to benchmark relative results.

Portfolio Managers’ Comments
(continued)

By contrast, the Fund’s yield curve positioning among U.S. Treasuries detracted most from its relative return for the twelve-
month period.
Core Plus Bond Fund
Performance for the twelve months ended March 31, 2024
The Core Plus Bond Fund returned 3.75% for Class R6, compared with the 1.70% return of its benchmark, the Bloomberg U.S.
Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.
Economy expanded as inflation eased
The U.S. economy grew steadily in 2023 as consumer spending remained strong and inflation slowly eased. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 3.4% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate increased modestly to 3.8% in March 2024. Core inflation, which measures all items except food and energy, rose 3.8% over the twelve months ended March 2024. Crude oil prices fluctuated but ended the period slightly higher.
The Federal Reserve responded to elevated inflation early in the period by raising the federal funds target rate to 5.25%–
5.50% by the end of July 2023. However, the Fed took no further action over the rest of the twelve-month period as the pace of inflation slowed.
All major sectors of the fixed-income market gained ground for the period, despite higher yields on U.S. Treasury securities across all maturities (bond prices move in the opposite direction of yields). The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. High-yield bonds performed best with a double-digit gain, followed by single-digit returns among short-term and municipal bonds. U.S. Treasury inflation-protected securities (TIPS)
recorded the smallest gain.
All sectors in the benchmark advanced
All of the sectors in the Bloomberg U.S. Aggregate Bond Index posted gains for the twelve months. U.S. Treasuries, the largest sector accounting for 41.3% of the index’s total market capitalization as of March 31, 2024, returned 0.1%. Mortgage-backed securities (MBS), the second-largest sector with a weighting of 26.4%, advanced 1.4%. Corporate bonds—the third-largest sector at 24.7%—performed best, gaining more than 4.4%. Among smaller sectors in the benchmark, commercial mortgage-
backed securities (CMBS) and asset-backed securities (ABS) both outpaced the index, returning 4.4% and 4.3%, respectively for the twelve-month period.
Fund surpassed its benchmark
The Fund outperformed its benchmark for the twelve-month period. An overweight position in corporate bonds—including a small allocation to high-yield and emerging-markets corporates—contributed most to the Fund’s relative return. Overweight positions and favorable security selection in the non-agency MBS, ABS and emerging-markets sovereign sectors also lifted the
Fund’s performance relative to the benchmark. The Fund’s generally shorter-than-benchmark duration and overall yield curve positioning—how the Fund was invested across different bond maturities—were also additive.
By contrast, the Fund’s security selection among CMBS slightly detracted for the twelve-month period.
5–15 Year Laddered Tax Exempt Bond Fund
Performance for the twelve months ended March 31, 2024
The 5–15 Year Laddered Tax Exempt Bond Fund returned 3.07% for Class R6, compared with the 2.39% return of its benchmark, the Bloomberg 10-Year Municipal Bond Index. The performance table shows returns for all share classes of the
Fund.
Economy expanded as inflation eased
The U.S. economy grew steadily in 2023 as consumer spending remained strong and inflation slowly eased. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 3.4% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate increased modestly to 3.8% in March 2024. Core inflation, which measures all items except food and energy, rose 3.8% over the twelve months ended March 2024. Crude oil prices fluctuated but ended the period slightly higher.

Portfolio Managers’ Comments
The Federal Reserve responded to elevated inflation early in the period by raising the federal funds target rate to 5.25%–
5.50% by the end of July 2023. However, the Fed took no further action over the rest of the twelve-month period as the pace of inflation slowed.
All major sectors of the fixed-income market gained ground for the period, despite higher yields on U.S. Treasury securities across all maturities (bond prices move in the opposite direction of yields). The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. High-yield bonds performed best with a double-digit gain, followed by single-digit returns among short-term and municipal bonds. U.S. Treasury inflation-protected securities (TIPS)
recorded the smallest gain.
All sectors in the benchmark advanced
All of the sectors in the Bloomberg 10-Year Municipal Bond Index posted gains for the twelve months. The industrial development sector performed best with a return of 6.6%, followed by the resource recovery sector with a gain of 3.9%. The lease backed sector advanced 3.3%, while the health care sector rose 3.2%. Transportation, the benchmark’s second-largest sector, returned 2.8%, and the utility sector gained 2.4%. State general obligations (GOs), the benchmark’s largest sector accounting for 17.0% of the index’s total market capitalization on March 31, 2024, performed worst with a return of 1.6%.
As of March 31, 2024, higher-rated 10-year AAA municipal bonds yielded 2.52%, compared with the 4.20% yield on the 10-
year U.S. Treasury bond. New municipal issuance during the twelve-month period was $399.4 billion, up from $362.8 billion for the prior twelve months, from April 1, 2022, through March 31, 2023.
Fund surpassed its benchmark
The Fund outperformed its benchmark for the twelve-month period. An allocation to the local GO sector contributed most to the
Fund’s relative performance versus the index, primarily due to favorable security selection and yield curve positioning—how the
Fund was invested across different bond maturities. Overweight positions and security selection in the transportation, lease backed, utility and education sectors were also beneficial.
By contrast, holdings in the water/sewer, state GO and industrial development sectors hampered the Fund’s relative return.
Green Bond Fund
Performance for the twelve months ended March 31, 2024
The Green Bond Fund returned 3.44% for Class R6, compared with the 3.74% return of its benchmark, the Bloomberg MSCI
U.S. Green Bond Index. The performance table shows returns for all share classes of the Fund.
Economy expanded as inflation eased
The U.S. economy grew steadily in 2023 as consumer spending remained strong and inflation slowly eased. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 3.4% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate increased modestly to 3.8% in March 2024. Core inflation, which measures all items except food and energy, rose 3.8% over the twelve months ended March 2024. Crude oil prices fluctuated but ended the period slightly higher.
The Federal Reserve responded to elevated inflation early in the period by raising the federal funds target rate to 5.25%–
5.50% by the end of July 2023. However, the Fed took no further action over the rest of the twelve-month period as the pace of inflation slowed.
All major sectors of the fixed-income market gained ground for the period, despite higher yields on U.S. Treasury securities across all maturities (bond prices move in the opposite direction of yields). The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. High-yield bonds performed best with a double-digit gain, followed by single-digit returns among short-term and municipal bonds. U.S. Treasury inflation-protected securities (TIPS)
recorded the smallest gain.
All benchmark sectors advanced
All of the sectors in the Bloomberg MSCI U.S. Green Bond Index posted gains for the twelve months. Corporate bonds, the largest sector in the index with a weighting of 55.7% on March 31, 2024, surpassed the benchmark with a return of 4.8%.
Government agency bonds, the index’s second largest sector with a weighting of 23.6%, and government credit securities, the benchmark’s third-largest sector at 19.9%, both trailed the index, returning 3.0% and 1.6%, respectively. Commercial mortgage-
backed securities (CMBS), which represented just 0.2% of the index, returned 3.3%.

Portfolio Managers’ Comments
(continued)

Fund trailed its benchmark
The Fund underperformed its benchmark for the twelve-month period. The Fund’s security selection and underweight position in corporate bonds detracted most from its relative performance versus the index. Yield curve positioning in government agency bonds and an out-of-benchmark position in U.S. Treasuries also hurt the Fund’s relative return.
On the positive side, the Fund’s out-of-benchmark allocation to asset-backed securities, contributed most to its relative performance. Overall yield curve positioning—how the Fund was invested across different bond maturities—as well as its allocations to CMBS and municipal bonds were also beneficial.
High Yield Fund
Performance for the twelve months ended March 31, 2024
The High Yield Fund returned 11.06% for Class R6, compared with the 10.11% return of its benchmark, the ICE BofA BB-B U.S.
Cash Pay High Yield Constrained Index. The performance table shows returns for all share classes of the Fund.
Economy expanded as inflation eased
The U.S. economy grew steadily in 2023 as consumer spending remained strong and inflation slowly eased. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 3.4% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate increased modestly to 3.8% in March 2024. Core inflation, which measures all items except food and energy, rose 3.8% over the twelve months ended March 2024. Crude oil prices fluctuated but ended the period slightly higher.
The Federal Reserve responded to elevated inflation early in the period by raising the federal funds target rate to 5.25%–
5.50% by the end of July 2023. However, the Fed took no further action over the rest of the twelve-month period as the pace of inflation slowed.
All major sectors of the fixed-income market gained ground for the period, despite higher yields on U.S. Treasury securities across all maturities (bond prices move in the opposite direction of yields). The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. High-yield bonds performed best with a double-digit gain, followed by single-digit returns among short-term and municipal bonds. U.S. Treasury inflation-protected securities (TIPS)
recorded the smallest gain.
All benchmark sectors posted gains
For the twelve months, all high-yield bond sectors advanced. The best performer was department stores, gaining 23.8%.
Forestry/paper, one of the benchmark’s smallest sectors as of March 31, 2024, was the worst performer, rising 1.2%.
High-yield bonds posted positive results across all credit quality tiers for the twelve months as investors gravitated toward riskier asset classes rather than higher-rated bonds such as U.S. Treasuries. Lower-quality bonds (those rated “CCC” and below) had the best performance with a gain of 18.6%. Bonds rated “B” and “BB” returned 11.4% and 9.1%, respectively. New high-yield debt issuance totaled more than $222 billion for the twelve months, up substantially from the $97 billion for the same period in 2023. The U.S. dollar-weighted speculative grade corporate default rate increased to 2.7% on March 31, 2024, from 1.3% a year earlier, according to Moody’s Investors Service.
Fund surpassed its benchmark
The Fund outperformed its benchmark for the twelve-month period. Overweight positions in gas distribution provider EQM
Midstream Partners, health services company Global Medical Response and support-services firm Albion Financing were the largest contributors to the Fund’s relative return as all three performed well during the period.
By contrast, the Fund was hurt most by out-of-benchmark allocations to specialty retailer Jo Ann Stores and cloud solutions services provider Rackspace Technology, followed by an overweight position in chemical company Trinseo.
Inflation Linked Bond Fund
Performance for the twelve months ended March 31, 2024
The Inflation Linked Bond Fund returned 1.74% for Class R6, compared with the 1.65% return of its benchmark, the Bloomberg
U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The performance table shows returns for all share classes of the Fund.

Portfolio Managers’ Comments
Economy expanded as inflation eased
The U.S. economy grew steadily in 2023 as consumer spending remained strong and inflation slowly eased. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 3.4% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate increased modestly to 3.8% in March 2024. Core inflation, which measures all items except food and energy, rose 3.8% over the twelve months ended March 2024. Crude oil prices fluctuated but ended the period slightly higher.
The Federal Reserve responded to elevated inflation early in the period by raising the federal funds target rate to 5.25%–
5.50% by the end of July 2023. However, the Fed took no further action over the rest of the twelve-month period as the pace of inflation slowed.
All major sectors of the fixed-income market gained ground for the period, despite higher yields on U.S. Treasury securities across all maturities (bond prices move in the opposite direction of yields). The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. High-yield bonds performed best with a double-digit gain, followed by single-digit returns among short-term and municipal bonds. U.S. Treasury inflation-protected securities (TIPS)
recorded the smallest gain.
Fund surpassed its benchmark
The Fund outperformed its benchmark for the twelve-month period. The Fund’s large position in the U.S. Treasury sector, which accounted for the vast majority of the Fund’s holdings, contributed most to relative performance. Favorable yield curve positioning—how the Fund was invested across different bond maturities—was the primary factor for the Fund’s outperformance in this sector.
During the period, the portfolio managers aligned the Fund’s duration—a measure of the Fund’s sensitivity to interest-
rate changes—close to that of the TIPS 1–10 Year index. This investment strategy helped the Fund’s risk and reward characteristics to remain in line with those of its benchmark.
Short Duration Impact Bond Fund
Performance for the twelve months ended March 31, 2024
The Short Duration Impact Bond Fund returned 4.33% for Class R6, compared with the 3.49% return of its benchmark, the
Bloomberg U.S. 1-3 Year Government/Credit Bond Index. The performance table shows returns for all share classes of the
Fund.
Economy expanded as inflation eased
The U.S. economy grew steadily in 2023 as consumer spending remained strong and inflation slowly eased. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 3.4% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate increased modestly to 3.8% in March 2024. Core inflation, which measures all items except food and energy, rose 3.8% over the twelve months ended March 2024. Crude oil prices fluctuated but ended the period slightly higher.
The Federal Reserve responded to elevated inflation early in the period by raising the federal funds target rate to 5.25%–
5.50% by the end of July 2023. However, the Fed took no further action over the rest of the twelve-month period as the pace of inflation slowed.
All major sectors of the fixed-income market gained ground for the period, despite higher yields on U.S. Treasury securities across all maturities (bond prices move in the opposite direction of yields). The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. High-yield bonds performed best with a double-digit gain, followed by single-digit returns among short-term and municipal bonds. U.S. Treasury inflation-protected securities (TIPS)
recorded the smallest gain.
All benchmark sectors advanced
All of the sectors in the Bloomberg U.S. 1–3 Year Government/Credit Bond Index posted gains for the twelve months. Short-
term U.S. Treasuries, by far the benchmark’s largest sector with a weighting of 66.0% on March 31, 2024, gained 2.9%.
Corporate bonds—the second-largest sector with a weighting of 24.9%—was the index’s best-performing component with a return of 5.0%. Government agency bonds and government credit securities advanced 3.6% and 3.1%, respectively.
Fund surpassed its benchmark
The Fund outperformed its benchmark for the twelve-month period. An overweight position in corporate bonds contributed most to the Fund’s relative performance versus the index. Out-of-benchmark allocations to the asset-backed securities, commercial mortgage-backed securities and municipal bond sectors also benefited substantially.

Portfolio Managers’ Comments
(continued)

By contrast, the Fund’s yield curve positioning—how the Fund was invested across different bond maturities—among short-
term U.S. Treasuries detracted most from its relative return for the twelve-month period.
Short Term Bond Fund
Performance for the twelve months ended March 31, 2024
The Short Term Bond Fund returned 4.73% for Class R6, compared with the 3.49% return of its benchmark, the Bloomberg
U.S. 1-3 Year Government/Credit Bond Index. The performance table shows returns for all share classes of the Fund.
Economy expanded as inflation eased
The U.S. economy grew steadily in 2023 as consumer spending remained strong and inflation slowly eased. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 3.4% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate increased modestly to 3.8% in March 2024. Core inflation, which measures all items except food and energy, rose 3.8% over the twelve months ended March 2024. Crude oil prices fluctuated but ended the period slightly higher.
The Federal Reserve responded to elevated inflation early in the period by raising the federal funds target rate to 5.25%–
5.50% by the end of July 2023. However, the Fed took no further action over the rest of the twelve-month period as the pace of inflation slowed.
All major sectors of the fixed-income market gained ground for the period, despite higher yields on U.S. Treasury securities across all maturities (bond prices move in the opposite direction of yields). The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. High-yield bonds performed best with a double-digit gain, followed by single-digit returns among short-term and municipal bonds. U.S. Treasury inflation-protected securities (TIPS)
recorded the smallest gain.
All benchmark sectors advanced
All of the sectors in the Bloomberg U.S. 1–3 Year Government/Credit Bond Index posted gains for the twelve months. Short-
term U.S. Treasuries, by far the benchmark’s largest sector with a weighting of 66.0% on March 31, 2024, gained 2.9%.
Corporate bonds—the second-largest sector with a weighting of 24.9%—was the index’s best-performing component with a return of 5.0%. Government agency bonds and government credit securities advanced 3.6% and 3.1%, respectively.
Fund surpassed its benchmark
The Fund outperformed its benchmark for the twelve-month period. Out-of-benchmark allocations to the mortgage-backed securities and commercial mortgage-backed securities sectors contributed most to the Fund’s relative performance versus the index. An overweight position in corporate bonds and an out-of-benchmark investment in asset-backed securities also benefited substantially.
By contrast, the Fund’s yield curve positioning—how the Fund was invested across different bond maturities—among short-
term U.S. Treasuries detracted most from its relative return for the twelve-month period.
Short Term Bond Index Fund
Performance for the twelve months ended March 31, 2024
The Short Term Bond Index Fund returned 3.38% for Class R6, compared with the 3.49% return of its benchmark, the
Bloomberg U.S. 1-3 Year Government/Credit Bond Index. The performance table shows returns for all share classes of the
Fund.
Economy expanded as inflation eased
The U.S. economy grew steadily in 2023 as consumer spending remained strong and inflation slowly eased. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 3.4% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate increased modestly to 3.8% in March 2024. Core inflation, which measures all items except food and energy, rose 3.8% over the twelve months ended March 2024. Crude oil prices fluctuated but ended the period slightly higher.
The Federal Reserve responded to elevated inflation early in the period by raising the federal funds target rate to 5.25%–
5.50% by the end of July 2023. However, the Fed took no further action over the rest of the twelve-month period as the pace of inflation slowed.

Portfolio Managers’ Comments
All major sectors of the fixed-income market gained ground for the period, despite higher yields on U.S. Treasury securities across all maturities (bond prices move in the opposite direction of yields). The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, advanced. High-yield bonds performed best with a double-digit gain, followed by single-digit returns among short-term and municipal bonds. U.S. Treasury inflation-protected securities (TIPS)
recorded the smallest gain.
All benchmark sectors advanced
All of the sectors in the Bloomberg U.S. 1–3 Year Government/Credit Bond Index posted gains for the twelve months. Short-
term U.S. Treasuries, by far the benchmark’s largest sector with a weighting of 66.0% on March 31, 2024, gained 2.9%.
Corporate bonds—the second-largest sector with a weighting of 24.9%—was the index’s best-performing component with a return of 5.0%. Government agency bonds and government credit securities advanced 3.6% and 3.1%, respectively.
Fund trailed its benchmark
The Fund underperformed its benchmark for the twelve-month period. The Fund’s return includes a deduction for expenses, while the benchmark’s does not.
The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. At times, the Fund may also invest in securities not held in the index, but which have investment characteristics that are similar to securities held in the index. During the period, this portfolio had sector returns that were similar to its benchmark, enabling it to resemble the index’s performance.
Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.
Money Market Fund
Performance for the twelve months ended March 31, 2024
The Money Market Fund returned 5.27% for Class R6, compared with the 5.00% return of its benchmark, the iMoneyNet
Money Fund Averages™—All Government. The performance table shows returns for all share classes of the Fund.
Economy expanded as inflation eased
The U.S. economy grew steadily in 2023 as consumer spending remained strong and inflation slowly eased. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 3.4% during the fourth quarter of last year, according to the government’s “third” estimate. The unemployment rate increased modestly to 3.8% in March 2024. Core inflation, which measures all items except food and energy, rose 3.8% over the twelve months ended March 2024. Crude oil prices fluctuated but ended the period slightly higher.
The Federal Reserve responded to elevated inflation early in the period by raising the federal funds target rate to 5.25%–
5.50% by the end of July 2023. However, the Fed took no further action over the rest of the twelve-month period as the pace of inflation slowed.
Higher short-term rates benefited money market investors
Although inflation continues to present an economic concern for the United States, the increase in short-term bond yields during the period was a positive sign for money market investments. Moreover, the Fed’s monetary policy of keeping rates elevated until inflation subsides should continue to bode well for yields on the short-term government securities in which the
Fund invests. Variable-rate debt securities, which made up approximately 20% of the Fund’s portfolio at period-end, stand to benefit, should short-term interest rates increase. The “secured overnight financing rate” (SOFR)—a key indicator of short-term government money market rates increased from 4.84% on April 3, 2023, to 5.34% on March 28, 2024
Fund surpassed the iMoneyNet average
For the twelve-month period, the Money Market Fund outperformed the iMoneyNet average. The Fund continued to invest in variable-rate government agency securities, which provide a yield enhancement over short-term fixed rate securities and contributed to the Fund’s outperformance. As of March 26, 2024, the Fund’s weighted average maturity (WAM) was 52 days, versus 38 days for the iMoneyNet average. iMoneyNet releases their data on a weekly basis, and March 26 was the last date of release for the month.

Bond Index Fund

Performance as of March 31, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000,000 over 10 years
Class R6
Ending amounts are as of March 31, 2024. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Bond Index Fund
Inception date 1 year 5 years 10 years gross net
Class A 9/14/09 1 .32% - 0 .09% 1 .10% 0 .38% 0 .38%
Class I 12/4/15 1 .65 0 .14 1 .35
†
0 .17 0 .17
Premier Class 9/30/09 1 .49 0 .07 1 .27 0 .22 0 .22
Class R6 9/14/09 1 .65 0 .22 1 .42 0 .07 0 .07
Retirement Class 9/14/09 1 .39 - 0 .03 1 .17 0 .32 0 .32
Class W 9/28/18 1 .83 0 .33 1 .48
†
0 .07 0 .00
Bloomberg U.S. Aggregate Bond Index – 1 .70 0 .36 1 .54 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I and Class W that is prior to their respective inception dates is based on the performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class I and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because Class I and Class W have different expenses than Class R6.

Bond Index Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 3/31/2024
Net assets $
23.61
billion
Portfolio turnover rate 14%
Number of issues 9,070
Option-adjusted duration
‡
6.21 years
Average maturity
§
8.63 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 3/31/2024
Government bonds
71.4
Corporate bonds
25.6
Structured assets
2.3
Short-term investments 0.7
Investments purchased with collateral
from securities lending 1.2
Other assets & liabilities, net -1.2
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
Less than 1 year 2.4
1-3 years 19.2
3-5 years 18.7
5-10 years 36.2
Over 10 years 23.5
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
U.S. Treasury & U.S. agency securities* 68.1
Aaa/AAA 4.0
Aa/AA 3.0
A/A 12.2
Baa/BBB 12.7
Non-rated 0.0
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Core Bond Fund

Performance as of March 31, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Class R6
Ending amounts are as of March 31, 2024. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Core Bond Fund
Inception date 1 year 5 years 10 years gross net
Class A 3/31/06 2 .80% 0 .54% 1 .71% 0 .58% 0 .58%
Class I 12/4/15 3 .07 0 .70 1 .94
†
0 .42 0 .42
Premier Class 9/30/09 2 .94 0 .67 1 .86 0 .44 0 .44
Class R6 7/1/99 3 .10 0 .84 2 .02 0 .29 0 .29
Retirement Class 3/31/06 2 .86 0 .58 1 .76 0 .54 0 .54
Class W 9/28/18 3 .40 1 .13 2 .18
†
0 .29 0 .00
Bloomberg U.S. Aggregate Bond Index – 1 .70 0 .36 1 .54 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I and Class W that is prior to their respective inception dates is based on the performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class I and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because Class I and Class W have different expenses than Class R6.

Core Bond Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 3/31/2024
Net assets $
10.06
billion
Portfolio turnover rate 62%
Portfolio turnover rate,
excluding mortgage dollar-roll
transactions 54%
Number of issues 2,007
Option-adjusted duration
‡
6.15 years
Average maturity
§
9.14 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 3/31/2024
Government bonds
48.9
Corporate bonds
33.6
Structured assets
14.1
Bank loan obligations
1.8
Preferred stocks
0.1
Common stocks
0.0
Short-term investments 0.6
Investments purchased with collateral
from securities lending 1.3
Other assets & liabilities, net -0.4
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
Less than 1 year 3.5
1-3 years 15.1
3-5 years 13.6
5-10 years 45.7
Over 10 years 22.1
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
U.S. Treasury & U.S. agency securities* 43.7
Aaa/AAA 5.8
Aa/AA 5.6
A/A 12.7
Baa/BBB 22.6
Ba/BB 5.1
B/B 2.9
Below B/B 0.2
Non-rated 1.4
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Core Impact Bond Fund

Performance as of March 31, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Class R6
Ending amounts are as of March 31, 2024. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Core Impact Bond Fund
Inception date 1 year 5 years 10 years gross net
Class A 9/21/12 2 .35% 0 .19% 1 .75% 0 .63% 0 .63%
Class I 12/4/15 2 .54 0 .38 1 .96
†
0 .43 0 .43
Premier Class 9/21/12 2 .42 0 .28 1 .86 0 .66 0 .55
Class R6 9/21/12 2 .73 0 .48 2 .03 0 .37 0 .37
Retirement Class 9/21/12 2 .47 0 .21 1 .78 0 .62 0 .62
Bloomberg U.S. Aggregate Bond Index – 1 .70 0 .36 1 .54 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I that is prior to its inception date is based on the performance of Class R6. The performance for this period has not been restated to reflect the actual expenses of Class I. If these actual expenses had been reflected, the performance of Class I shown for this period would have been different because Class I has different expenses than Class R6.

Core Impact Bond Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 3/31/2024
Net assets $
6.31
billion
Portfolio turnover rate 142%
Portfolio turnover rate,
excluding mortgage dollar-roll
transactions 137%
Number of issues 1,029
Option-adjusted duration
‡
6.18 years
Average maturity
§
9.45 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 3/31/2024
Government bonds
56.7
Corporate bonds
27.7
Structured assets
13.4
Bank loan obligations
0.7
Preferred stocks
0.5
Short-term investments 0.6
Investments purchased with collateral
from securities lending 3.3
Other assets & liabilities, net -2.9
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
Less than 1 year 4.0
1-3 years 12.0
3-5 years 14.3
5-10 years 47.2
Over 10 years 22.5
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
U.S. Treasury & U.S. agency securities* 40.2
Aaa/AAA 10.4
Aa/AA 11.3
A/A 13.6
Baa/BBB 15.9
Ba/BB 2.7
B/B 0.7
Below B/B 0.0
Non-rated 5.2
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Core Plus Bond Fund

Performance as of March 31, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Class R6
Ending amounts are as of March 31, 2024. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Core Plus Bond Fund
Inception date 1 year 5 years 10 years gross net
Class A 3/31/06 3 .52% 0 .79% 1 .92% 0 .62% 0 .62%
Class I 12/4/15 3 .77 1 .04 2 .18
†
0 .38 0 .38
Premier Class 9/30/09 3 .70 0 .96 2 .09 0 .45 0 .45
Class R6 3/31/06 3 .75 1 .11 2 .23 0 .30 0 .30
Retirement Class 3/31/06 3 .49 0 .84 1 .98 0 .55 0 .55
Class W 9/28/18 4 .06 1 .39 2 .40
†
0 .30 0 .00
Bloomberg U.S. Aggregate Bond Index – 1 .70 0 .36 1 .54 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I and Class W that is prior to their respective inception dates is based on the performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class I and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because Class I and Class W have different expenses than Class R6.

Core Plus Bond Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 3/31/2024
Net assets $
4.76
billion
Portfolio turnover rate 56%
Portfolio turnover rate,
excluding mortgage dollar-roll
transactions 49%
Number of issues 1,716
Option-adjusted duration
‡
6.15 years
Average maturity
§
9.36 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 3/31/2024
Government bonds
43.6
Corporate bonds
37.8
Structured assets
13.0
Bank loan obligations
3.3
Preferred stocks
0.1
Common stocks
0.0
Short-term investments 1.1
Investments purchased with collateral
from securities lending 1.2
Other assets & liabilities, net -0.1
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
Less than 1 year 2.3
1-3 years 13.8
3-5 years 15.0
5-10 years 45.2
Over 10 years 23.7
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
U.S. Treasury & U.S. agency securities* 37.4
Aaa/AAA 3.5
Aa/AA 4.1
A/A 11.3
Baa/BBB 24.8
Ba/BB 10.2
B/B 5.8
Below B/B 0.5
Non-rated 2.4
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

5–15 Year Laddered Tax Exempt Bond Fund

Performance as of March 31, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Class R6
Ending amounts are as of March 31, 2024. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
5–15 Year Laddered Tax Exempt Bond Fund
Inception date 1 year 5 years 10 years gross net
Class A 3/31/06 2 .78% 0 .95% 1 .95% 0 .62% 0 .58%
Class I 12/4/15 2 .87 1 .11 2 .16
†
0 .44 0 .40
Class R6 3/31/06 3 .07 1 .22 2 .23 0 .34 0 .30
Bloomberg 10-Year Municipal Bond Index – 2 .39 1 .82 2 .84 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I that is prior to its inception date is based on the performance of Class R6. The performance for this period has not been restated to reflect the actual expenses of Class I. If these actual expenses had been reflected, the performance of Class I shown for this period would have been different because Class I has different expenses than Class R6.

5–15 Year Laddered Tax Exempt Bond Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 3/31/2024
Net assets $
222.42
million
Portfolio turnover rate 48%
Number of issues 217
Option-adjusted duration
‡
5.20 years
Average maturity
§
9.92 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 3/31/2024
Government bonds
99.3
Short-term investments 0.2
Other assets & liabilities, net 0.5
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
Less than 1 year 0.5
1-3 years 1.4
3-5 years 7.7
5-10 years 44.8
Over 10 years 45.6
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
Aaa/AAA 10.6
Aa/AA 42.6
A/A 36.3
Baa/BBB 7.9
Ba/BB 1.4
Non-rated 1.2
Total 100.0

Green Bond Fund

Performance as of March 31, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 invested at Fund's inception
Class R6 (inception November 16, 2018)
Ending amounts are as of March 31, 2024. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Green Bond Fund
Inception date 1 year 5 years since inception gross net
Class A 11/16/18 3 .12% 0 .85% 1 .64% 0 .91% 0 .80%
Class I 11/16/18 3 .34 1 .09 1 .88 0 .71 0 .60
Premier Class 11/16/18 3 .29 1 .00 1 .79 0 .77 0 .60
Class R6 11/16/18 3 .44 1 .13 1 .93 0 .61 0 .45
Retirement Class 11/16/18 3 .19 0 .97 1 .76 0 .86 0 .70
Bloomberg MSCI U.S. Green Bond Index – 3 .74 1 .03 1 .98
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
§
Performance is calculated from the inception date of Class R6.

Green Bond Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 3/31/2024
Net assets $
156.68
million
Portfolio turnover rate 62%
Number of issues 249
Option-adjusted duration
‡
5.08 years
Average maturity
§
7.87 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 3/31/2024
Corporate bonds
52.2
Government bonds
26.6
Structured assets
18.1
Bank loan obligations
1.8
Preferred stocks
0.5
Short-term investments 2.8
Investments purchased with collateral
from securities lending 2.1
Other assets & liabilities, net -4.1
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
Less than 1 year 10.2
1-3 years 16.8
3-5 years 19.0
5-10 years 36.5
Over 10 years 17.5
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
U.S. Treasury & U.S. agency securities* 4.4
Aaa/AAA 16.1
Aa/AA 13.5
A/A 29.5
Baa/BBB 19.7
Ba/BB 6.3
B/B 1.1
Non-rated 9.4
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

High Yield Fund

Performance as of March 31, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Class R6
Ending amounts are as of March 31, 2024. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
High Yield Fund
Inception date 1 year 5 years 10 years gross net
Class A 3/31/06 10 .71% 3 .29% 3 .71% 0 .66% 0 .66%
Class I 12/4/15 10 .80 3 .45 3 .89
†
0 .49 0 .49
Premier Class 9/30/09 10 .88 3 .42 3 .84 0 .51 0 .51
Class R6 3/31/06 11 .06 3 .57 4 .00 0 .36 0 .36
Retirement Class 3/31/06 10 .65 3 .32 3 .74 0 .61 0 .61
Class W 9/28/18 11 .46 3 .93 4 .19
†
0 .36 0 .00
ICE BofA BB-B U.S. Cash Pay High Yield
Constrained Index – 10 .11 3 .97 4 .36 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I and Class W that is prior to their respective inception dates is based on the performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class I and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because Class I and Class W have different expenses than Class R6.

High Yield Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the ICE BofA Index
composite ratings methodology, which is a simple average
of ratings from Moody's, Standard & Poor's and Fitch.
If only two of the designated agencies rate a bond, the
composite rating is based on an average of the two.
Likewise, if only one of the designated agencies rates a
bond, the composite rating is based on that one rating.
as of 3/31/2024
Net assets $
1.99
billion
Portfolio turnover rate 46%
Number of issues 274
Option-adjusted duration
‡
3.25 years
Average maturity
§
5.24 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 3/31/2024
Corporate bonds
88.4
Bank loan obligations
6.2
Common stocks
2.5
Short-term investments 2.6
Investments purchased with collateral
from securities lending 2.2
Other assets & liabilities, net -1.9
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
Less than 1 year 2.6
1-3 years 14.8
3-5 years 32.8
5-10 years 48.6
Over 10 years 1.2
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
Baa/BBB 0.4
Ba/BB 47.7
B/B 44.5
Below B/B 4.4
Non-rated 3.0
Total 100.0

Inflation Linked Bond Fund

Performance as of March 31, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Class R6
Ending amounts are as of March 31, 2024. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Inflation Linked Bond Fund
Inception date 1 year 5 years 10 years gross net
Class A 10/1/02 1 .40% 2 .49% 1 .81% 0 .56% 0 .56%
Class I 12/4/15 1 .60 2 .72 2 .06
†
0 .35 0 .35
Premier Class 9/30/09 1 .62 2 .67 1 .98 0 .40 0 .40
Class R6 10/1/02 1 .74 2 .82 2 .14 0 .25 0 .25
Retirement Class 3/31/06 1 .58 2 .57 1 .88 0 .50 0 .50
Class W 9/28/18 2 .03 3 .07 2 .27
†
0 .25 0 .00
Bloomberg U.S. Treasury Inflation Protected
Securities (TIPS) 1-10 Year Index – 1 .65 2 .96 2 .23 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I and Class W that is prior to their respective inception dates is based on the performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class I and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because Class I and Class W have different expenses than Class R6.

Inflation Linked Bond Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 3/31/2024
Net assets $
2.98
billion
Portfolio turnover rate 30%
Number of issues 52
Option-adjusted duration
‡
4.50 years
Average maturity
§
4.83 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 3/31/2024
Government bonds
98.3
Corporate bonds
0.3
Short-term investments 0.2
Other assets & liabilities, net 1.2
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
Less than 1 year 3.0
1-3 years 27.5
3-5 years 30.9
5-10 years 38.4
Over 10 years 0.2
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
U.S. Treasury & U.S. agency securities* 99.7
Non-rated 0.3
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Short Duration Impact Bond Fund

Performance as of March 31, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 invested at Fund's inception
Class R6 (inception November 16, 2018)
Ending amounts are as of March 31, 2024. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Short Duration Impact Bond Fund
Inception date 1 year 5 years since inception gross net
Class A 11/16/18 4 .04% 1 .77% 1 .99% 0 .99% 0 .70%
Class I 11/16/18 4 .30 2 .02 2 .24 0 .78 0 .50
Premier Class 11/16/18 4 .18 1 .89 2 .12 0 .89 0 .50
Class R6 11/16/18 4 .33 2 .04 2 .28 0 .74 0 .35
Retirement Class 11/16/18 4 .07 1 .79 2 .03 0 .99 0 .60
Bloomberg U.S. 1-3 Year Government/Credit Bond
Index – 3 .49 1 .36 1 .65
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
§
Performance is calculated from the inception date of Class R6.

Short Duration Impact Bond Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 3/31/2024
Net assets $
75.88
million
Portfolio turnover rate 269%
Number of issues 187
Option-adjusted duration
‡
1.82 years
Average maturity
§
2.48 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 3/31/2024
Government bonds
44.2
Corporate bonds
33.3
Structured assets
19.4
Bank loan obligations
2.4
Short-term investments 0.7
Investments purchased with collateral
from securities lending 2.8
Other assets & liabilities, net -2.8
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
Less than 1 year 19.4
1-3 years 47.9
3-5 years 25.3
5-10 years 7.4
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
U.S. Treasury & U.S. agency securities* 20.6
Aaa/AAA 17.5
Aa/AA 10.5
A/A 20.5
Baa/BBB 13.0
Ba/BB 3.7
B/B 0.6
Non-rated 13.6
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Short Term Bond Fund

Performance as of March 31, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Class R6
Ending amounts are as of March 31, 2024. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Short Term Bond Fund
Inception date 1 year 5 years 10 years gross net
Class A 3/31/06 4 .40% 1 .65% 1 .50% 0 .58% 0 .58%
Class I 12/4/15 4 .63 1 .86 1 .74
†
0 .36 0 .36
Premier Class 9/30/09 4 .57 1 .79 1 .65 0 .42 0 .42
Class R6 3/31/06 4 .73 1 .95 1 .81 0 .27 0 .27
Retirement Class 3/31/06 4 .36 1 .70 1 .55 0 .52 0 .52
Class W 9/28/18 5 .01 2 .22 1 .95
†
0 .27 0 .00
Bloomberg U.S. 1-3 Year Government/Credit Bond
Index – 3 .49 1 .36 1 .29 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I and Class W that is prior to their respective inception dates is based on the performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class I and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because Class I and Class W have different expenses than Class R6.

Short Term Bond Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 3/31/2024
Net assets $
1.86
billion
Portfolio turnover rate 114%
Number of issues 330
Option-adjusted duration
‡
2.04 years
Average maturity
§
2.58 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 3/31/2024
Government bonds
44.5
Corporate bonds
34.1
Structured assets
18.1
Bank loan obligations
1.6
Short-term investments 0.6
Investments purchased with collateral
from securities lending 3.7
Other assets & liabilities, net -2.6
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
Less than 1 year 13.0
1-3 years 56.3
3-5 years 27.3
5-10 years 3.4
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
U.S. Treasury & U.S. agency securities* 38.6
Aaa/AAA 6.3
Aa/AA 8.3
A/A 19.3
Baa/BBB 22.3
Ba/BB 2.3
B/B 0.4
Below B/B 0.0
Non-rated 2.5
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Short Term Bond Index Fund

Performance as of March 31, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000,000 invested at Fund's inception
Class R6 (inception August 7, 2015)
Ending amounts are as of March 31, 2024. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Short Term Bond Index Fund
Inception date 1 year 5 years since inception gross net
Class A 8/7/15 3 .14% 0 .95% 0 .90% 0 .37% 0 .37%
Class I 12/4/15 3 .37 1 .15 1 .12
†
0 .20 0 .20
Premier Class 8/7/15 3 .32 1 .14 1 .08 0 .24 0 .24
Class R6 8/7/15 3 .38 1 .27 1 .23 0 .08 0 .08
Retirement Class 8/7/15 3 .13 1 .02 0 .98 0 .33 0 .33
Class W 9/28/18 3 .46 1 .37 1 .29
†
0 .08 0 .00
Bloomberg U.S. 1-3 Year Government/Credit Bond
Index – 3 .49 1 .36 1 .35
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I and Class W that is prior to their respective inception dates is based on the performance of Class R6. The performance for these periods has not been restated to reflect the actual expenses of Class I and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because Class I and Class W have different expenses than Class R6.
§
Performance is calculated from the inception date of Class R6.

Short Term Bond Index Fund
Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 3/31/2024
Net assets $
2.00
billion
Portfolio turnover rate 53%
Number of issues 1,011
Option-adjusted duration
‡
1.83 years
Average maturity
§
1.97 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 3/31/2024
Government bonds
72.5
Corporate bonds
26.5
Structured assets
0.0
Short-term investments 2.2
Investments purchased with collateral
from securities lending 0.2
Other assets & liabilities, net -1.4
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
Less than 1 year 4.1
1-3 years 95.7
3-5 years 0.2
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2024
U.S. Treasury & U.S. agency securities* 68.4
Aaa/AAA 3.9
Aa/AA 3.7
A/A 13.2
Baa/BBB 10.8
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Money Market Fund

Performance as of March 31, 2024
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com.  Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.
You could lose money by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund's sponsor has no legal obligation to provide support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. For a detailed discussion of risk, please see the prospectus.
The current yield more closely reflects current earnings than does the total return.
Total return Average annual total return Annual operating expenses
*
Money Market Fund
Inception date 1 year 5 years 10 years gross net
Class A 3/31/06 4 .91% 1 .74% 1 .10% 0 .46% 0 .46%
Class I 12/4/15 5 .23 1 .94 1 .30
†
0 .16 0 .16
Premier Class 9/30/09 5 .12 1 .86 1 .21 0 .27 0 .27
Class R6 7/1/99 5 .27 1 .95 1 .31 0 .12 0 .12
Retirement Class 3/31/06 5 .01 1 .83 1 .18 0 .37 0 .37
iMoneyNet Money Fund Averages™—All
Government
§
– 5 .00 1 .77 1 .13 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2024, unless changed with the approval of the Board of Trustees. Teachers Advisors, and its affiliates, have agreed to voluntarily waive a portion of the expenses of the Fund to the extent needed to maintain a non-negative yield. This waiver may be terminated at any time. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class I that is prior to its inception date is based on the performance of Class R6. The performance for this period has not been restated to reflect the actual expenses of Class I. If these actual expenses had been reflected, the performance of Class I shown for this period would have been different because Class I has different expenses than Class R6.
§
The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed variable-rate notes. You cannot invest directly in it.

Money Market Fund
Fund profile Portfolio composition Net annualized yield
as of 3/31/2024
Net assets $
2.06
billion
Number of issues 65
% of net assets
as of 3/31/2024
Repurchase agreements 41.7
U.S. Treasury securities* 38.3
U.S. government agency securities* 14.6
Variable rate securities, government 8.7
Other assets & liabilities, net -3.3
Total 100.0
*
These securities are guaranteed by the full faith and
credit of the U.S. government.
(for the 7 days ended March 26, 2024)
‡
Current
yield
Effective
yield
Money Market Fund
Class A 4 .90% 5 .02%
Class I 5 .21 5 .34
Premier Class 5 .10 5 .23
Class R6 5 .25 5 .39
Retirement Class 5 .00 5 .12
iMoneyNet Money
Fund Averages™—
All Government
§
4 .98 5 .10
The current yield more closely reflects current
earnings than does the total return.
‡
Typically, iMoneyNet reports its 7-day yields as of
Tuesday of each week.
§
The iMoneyNet Money Fund Averages—All Government
is a simple average of over 500 money market funds
that invest in U.S. Treasuries, U.S. Agencies, repurchase
agreements and government-backed variable-rate
notes. You cannot invest directly in it.

Expense Examples

All shareholders of the Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only
(in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( October 1, 2023 – March 31, 2024 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
8.1
Bond Index Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class Class W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,056.72 $1,059.03 $1,057.65 $1,058.44 $1,058.23 $1,059.93
Expenses incurred during the period*
$2.02 $0.89 $1.15 $0.38 $1.67 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.04 $1,024.13 $1,023.88 $1,024.63 $1,023.38 $1,024.99
Expenses incurred during the period*
$1.98 $0.88 $1.13 $0.37 $1.64 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2024. The Fund's annualized six-month expense ratios for that period were 0.39% for Class
A, 0.17% for Class I, 0.22% for Premier Class, 0.07% for Class R6, 0.32% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

8.2
Core Bond Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class Class W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,065.40 $1,067.06 $1,067.06 $1,067.86 $1,065.63 $1,069.41
Expenses incurred during the period*
$3.08 $2.24 $2.31 $1.52 $2.81 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.02 $1,022.83 $1,022.77 $1,023.53 $1,022.28 $1,024.99
Expenses incurred during the period*
$3.02 $2.19 $2.26 $1.49 $2.75 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2024. The Fund's annualized six-month expense ratios for that period were 0.60% for Class
A, 0.43% for Class I, 0.45% for Premier Class, 0.29% for Class R6, 0.54% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
8.3
Core Impact Bond Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,064.30 $1,065.23 $1,064.51 $1,065.64 $1,064.31
Expenses incurred during the period*
$3.10 $2.14 $2.84 $1.74 $3.04
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.00 $1,022.92 $1,022.25 $1,023.31 $1,022.06
Expenses incurred during the period*
$3.04 $2.10 $2.78 $1.71 $2.98
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2024. The Fund's annualized six-month expense ratios for that period were 0.60% for Class
A, 0.42% for Class I, 0.55% for Premier Class, 0.34% for Class R6 and 0.59% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
8.4
Core Plus Bond Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class Class W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,067.38 $1,068.72 $1,068.43 $1,069.23 $1,067.85 $1,070.83
Expenses incurred during the period*
$3.27 $2.02 $2.36 $1.57 $2.86 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,021.84 $1,023.05 $1,022.72 $1,023.48 $1,022.23 $1,024.99
Expenses incurred during the period*
$3.20 $1.98 $2.31 $1.54 $2.80 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2024. The Fund's annualized six-month expense ratios for that period were 0.63% for Class
A, 0.39% for Class I, 0.46% for Premier Class, 0.30% for Class R6, 0.55% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
(continued)

8.5
5–15 Year Laddered Tax Exempt Bond Fund
Share Class
Class A Class I Class R6
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,064.96 $1,064.96 $1,065.38
Expenses incurred during the period*
$3.01 $2.00 $1.55
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.08 $1,023.06 $1,023.50
Expenses incurred during the period*
$2.95 $1.96 $1.52
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2024. The Fund's annualized six-month expense ratios for that period were 0.58% for Class A,
0.39% for Class I and 0.30% for Class R6. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
8.6
Green Bond Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,060.98 $1,062.10 $1,061.82 $1,062.61 $1,061.29
Expenses incurred during the period*
$3.92 $2.85 $3.10 $2.33 $3.62
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,021.19 $1,022.24 $1,021.99 $1,022.74 $1,021.49
Expenses incurred during the period*
$3.85 $2.79 $3.04 $2.29 $3.55
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2024. The Fund's annualized six-month expense ratios for that period were 0.76% for Class
A, 0.55% for Class I, 0.60% for Premier Class, 0.45% for Class R6 and 0.70% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
8.7
High Yield Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class Class W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,089.29 $1,090.64 $1,090.27 $1,091.15 $1,089.81 $1,093.15
Expenses incurred during the period*
$3.50 $2.53 $2.76 $1.96 $3.26 $0.03
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,021.65 $1,022.58 $1,022.35 $1,023.13 $1,021.88 $1,024.97
Expenses incurred during the period*
$3.38 $2.44 $2.67 $1.90 $3.16 $0.03
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2024. The Fund's annualized six-month expense ratios for that period were 0.67% for Class
A, 0.48% for Class I, 0.53% for Premier Class, 0.37% for Class R6, 0.62% for Retirement Class and 0.01% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

8.8
Inflation Linked Bond Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class Class W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,038.85 $1,039.60 $1,039.25 $1,040.19 $1,039.50 $1,041.38
Expenses incurred during the period*
$2.78 $1.76 $2.00 $1.21 $2.48 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.28 $1,023.28 $1,023.04 $1,023.82 $1,022.57 $1,024.99
Expenses incurred during the period*
$2.75 $1.74 $1.98 $1.20 $2.46 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2024. The Fund's annualized six-month expense ratios for that period were 0.54% for Class
A, 0.34% for Class I, 0.39% for Premier Class, 0.24% for Class R6, 0.49% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
8.9
Short Duration Impact Bond Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,037.97 $1,039.22 $1,038.62 $1,039.40 $1,038.10
Expenses incurred during the period*
$3.19 $2.00 $2.55 $1.79 $3.06
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,021.87 $1,023.04 $1,022.50 $1,023.25 $1,021.99
Expenses incurred during the period*
$3.16 $1.98 $2.53 $1.77 $3.04
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2024. The Fund's annualized six-month expense ratios for that period were 0.63% for Class
A, 0.39% for Class I, 0.50% for Premier Class, 0.35% for Class R6 and 0.60% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
9.01
Short Term Bond Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class Class W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,036.73 $1,037.90 $1,037.57 $1,038.38 $1,037.07 $1,039.77
Expenses incurred during the period*
$2.99 $1.85 $2.16 $1.39 $2.66 $0.02
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.07 $1,023.18 $1,022.88 $1,023.64 $1,022.39 $1,024.98
Expenses incurred during the period*
$2.97 $1.84 $2.14 $1.38 $2.64 $0.02
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2024. The Fund's annualized six-month expense ratios for that period were 0.59% for Class
A, 0.36% for Class I, 0.42% for Premier Class, 0.27% for Class R6, 0.52% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
(continued)

9.1
Short Term Bond Index Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class Class W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,029.24 $1,030.31 $1,030.12 $1,030.96 $1,029.68 $1,031.35
Expenses incurred during the period*
$2.10 $1.04 $1.23 $0.39 $1.66 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.93 $1,023.98 $1,023.79 $1,024.61 $1,023.37 $1,024.99
Expenses incurred during the period*
$2.09 $1.04 $1.23 $0.39 $1.65 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2024. The Fund's annualized six-month expense ratios for that period were 0.41% for Class
A, 0.20% for Class I, 0.24% for Premier Class, 0.08% for Class R6, 0.33% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
9.2
Money Market Fund
Share Class
Class A Class I Premier Class Class R6
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.88 $1,026.44 $1,025.88 $1,026.64 $1,025.36
Expenses incurred during the period*
$2.39 $0.84 $1.39 $0.63 $1.90
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.64 $1,024.18 $1,023.63 $1,024.38 $1,023.13
Expenses incurred during the period*
$2.39 $0.83 $1.39 $0.63 $1.89
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2024. The Fund's annualized six-month expense ratios for that period were 0.47% for Class
A, 0.16% for Class I, 0.27% for Premier Class, 0.12% for Class R6 and 0.37% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of Nuveen Bond Index Fund, Nuveen Core Bond Fund, Nuveen Core
Impact Bond Fund, Nuveen Core Plus Bond Fund, Nuveen 5-15 Year Laddered Tax Exempt Bond Fund, Nuveen Green Bond Fund,
Nuveen High Yield Fund, Nuveen Inflation Linked Bond Fund, Nuveen Short Duration Impact Bond Fund, Nuveen Short Term Bond
Fund, Nuveen Short Term Bond Index Fund and Nuveen Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Bond
Index Fund, Nuveen Core Bond Fund, Nuveen Core Impact Bond Fund, Nuveen Core Plus Bond Fund, Nuveen 5-15 Year Laddered Tax
Exempt Bond Fund, Nuveen Green Bond Fund, Nuveen High Yield Fund, Nuveen Inflation Linked Bond Fund, Nuveen Short Duration
Impact Bond Fund, Nuveen Short Term Bond Fund, Nuveen Short Term Bond Index Fund and Nuveen Money Market Fund (twelve of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the "Funds") as of March 31, 2024, the related statements of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2024 and each of the financial highlights for each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
May 28, 2024
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

Bond Index Fund March 31, 2024
Portfolio of Investments

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 99.3%
CORPORATE BONDS - 25.6%
AUTOMOBILES & COMPONENTS - 0.6%
$ 1,000,000 American Honda Finance Corp 1.200% 07/08/25 $ 949,729
750,000 American Honda Finance Corp 1.000 09/10/25 706,068
3,000,000 American Honda Finance Corp 1.300 09/09/26 2,747,710
100,000 American Honda Finance Corp 2.300 09/09/26 93,884
1,000,000 American Honda Finance Corp 2.350 01/08/27 935,657
1,000,000 American Honda Finance Corp 4.700 01/12/28 995,781
2,000,000 American Honda Finance Corp 5.125 07/07/28 2,022,589
1,000,000 American Honda Finance Corp 5.650 11/15/28 1,030,480
1,000,000 American Honda Finance Corp 2.250 01/12/29 891,828
1,000,000 American Honda Finance Corp 4.900 03/13/29 997,167
1,000,000 American Honda Finance Corp 4.600 04/17/30 984,105
1,500,000 American Honda Finance Corp 5.850 10/04/30 1,568,852
1,000,000 (a) American Honda Finance Corp 1.800 01/13/31 827,654
1,500,000 American Honda Finance Corp 4.900 01/10/34 1,477,015
100,000 Aptiv plc 4.350 03/15/29 96,955
600,000 Aptiv plc 3.250 03/01/32 521,878
100,000 Aptiv plc 4.400 10/01/46 79,010
575,000 (a) Aptiv plc 5.400 03/15/49 524,715
1,500,000 Aptiv plc 3.100 12/01/51 946,043
1,000,000 Aptiv plc 4.150 05/01/52 765,948
1,650,000 BorgWarner, Inc 2.650 07/01/27 1,527,684
200,000 BorgWarner, Inc 4.375 03/15/45 164,106
3,000,000 Ford Motor Co 4.346 12/08/26 2,920,379
2,000,000 Ford Motor Co 7.450 07/16/31 2,170,723
4,000,000 Ford Motor Co 3.250 02/12/32 3,327,222
1,700,000 Ford Motor Co 4.750 01/15/43 1,411,644
1,500,000 Ford Motor Co 5.291 12/08/46 1,333,606
3,000,000 Ford Motor Credit Co LLC 6.950 03/06/26 3,057,167
3,000,000 Ford Motor Credit Co LLC 6.950 06/10/26 3,065,174
3,000,000 Ford Motor Credit Co LLC 2.700 08/10/26 2,796,407
2,000,000 Ford Motor Credit Co LLC 4.950 05/28/27 1,951,423
2,000,000 Ford Motor Credit Co LLC 7.350 11/04/27 2,097,544
2,000,000 Ford Motor Credit Co LLC 6.800 05/12/28 2,077,777
1,500,000 Ford Motor Credit Co LLC 6.798 11/07/28 1,565,662
1,500,000 (a) Ford Motor Credit Co LLC 5.800 03/08/29 1,505,968
3,000,000 Ford Motor Credit Co LLC 5.113 05/03/29 2,912,474
1,000,000 Ford Motor Credit Co LLC 7.350 03/06/30 1,066,158
1,000,000 Ford Motor Credit Co LLC 6.050 03/05/31 1,007,110
2,500,000 Ford Motor Credit Co LLC 3.625 06/17/31 2,161,645
1,500,000 Ford Motor Credit Co LLC 7.122 11/07/33 1,613,867
500,000 Ford Motor Credit Co LLC 6.125 03/08/34 502,763
500,000 General Motors Co 6.125 10/01/25 504,207
500,000 General Motors Co 6.800 10/01/27 523,537
700,000 General Motors Co 5.000 10/01/28 696,748
375,000 General Motors Co 5.400 10/15/29 376,021
450,000 (a) General Motors Co 5.600 10/15/32 455,408
900,000 General Motors Co 6.600 04/01/36 956,751
700,000 General Motors Co 5.150 04/01/38 657,035
150,000 General Motors Co 6.250 10/02/43 153,442
175,000 General Motors Co 5.200 04/01/45 157,213
350,000 General Motors Co 6.750 04/01/46 377,966
500,000 (a) General Motors Co 5.400 04/01/48 458,529
900,000 (a) General Motors Co 5.950 04/01/49 887,386
725,000 General Motors Financial Co, Inc 3.950 04/13/24 724,386
125,000 General Motors Financial Co, Inc 4.000 01/15/25 123,345
1,000,000 General Motors Financial Co, Inc 2.900 02/26/25 975,494

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AUTOMOBILES & COMPONENTS—continued
$ 1,500,000 General Motors Financial Co, Inc 3.800% 04/07/25 $ 1,472,741
3,175,000 General Motors Financial Co, Inc 4.350 04/09/25 3,135,793
3,000,000 General Motors Financial Co, Inc 2.750 06/20/25 2,899,078
500,000 General Motors Financial Co, Inc 1.250 01/08/26 465,293
275,000 General Motors Financial Co, Inc 5.250 03/01/26 274,127
1,000,000 General Motors Financial Co, Inc 1.500 06/10/26 919,856
525,000 General Motors Financial Co, Inc 4.000 10/06/26 509,041
1,400,000 General Motors Financial Co, Inc 4.350 01/17/27 1,367,322
1,000,000 General Motors Financial Co, Inc 2.350 02/26/27 923,313
800,000 General Motors Financial Co, Inc 5.000 04/09/27 794,057
1,000,000 General Motors Financial Co, Inc 2.700 08/20/27 921,594
1,100,000 General Motors Financial Co, Inc 3.850 01/05/28 1,047,532
1,000,000 General Motors Financial Co, Inc 6.000 01/09/28 1,025,145
2,000,000 General Motors Financial Co, Inc 2.400 04/10/28 1,796,131
1,000,000 General Motors Financial Co, Inc 5.800 06/23/28 1,019,565
1,850,000 General Motors Financial Co, Inc 2.400 10/15/28 1,637,267
1,000,000 General Motors Financial Co, Inc 5.800 01/07/29 1,017,616
2,400,000 General Motors Financial Co, Inc 5.650 01/17/29 2,424,832
1,000,000 General Motors Financial Co, Inc 4.300 04/06/29 955,842
1,000,000 General Motors Financial Co, Inc 5.850 04/06/30 1,019,945
1,500,000 General Motors Financial Co, Inc 3.600 06/21/30 1,354,056
2,000,000 General Motors Financial Co, Inc 2.350 01/08/31 1,651,459
1,450,000 General Motors Financial Co, Inc 5.750 02/08/31 1,465,719
475,000 General Motors Financial Co, Inc 2.700 06/10/31 395,942
1,000,000 General Motors Financial Co, Inc 3.100 01/12/32 847,000
2,500,000 General Motors Financial Co, Inc 6.400 01/09/33 2,619,829
1,000,000 General Motors Financial Co, Inc 6.100 01/07/34 1,026,793
175,000 Harley-Davidson, Inc 3.500 07/28/25 170,666
200,000 Harley-Davidson, Inc 4.625 07/28/45 166,418
326,000 Lear Corp 3.800 09/15/27 312,423
400,000 Lear Corp 4.250 05/15/29 382,325
500,000 Lear Corp 3.500 05/30/30 450,360
600,000 Lear Corp 2.600 01/15/32 492,252
550,000 Lear Corp 5.250 05/15/49 501,863
1,000,000 Lear Corp 3.550 01/15/52 696,860
600,000 Magna International, Inc 4.150 10/01/25 590,507
175,000 Magna International, Inc 2.450 06/15/30 151,412
2,000,000 (a) Magna International, Inc 5.500 03/21/33 2,058,130
925,000 Mercedes-Benz Finance North America LLC 8.500 01/18/31 1,126,256
1,000,000 PACCAR Financial Corp 1.100 05/11/26 924,774
1,000,000 Toyota Motor Corp 1.339 03/25/26 933,126
1,000,000 Toyota Motor Corp 5.118 07/13/28 1,020,346
300,000 (a) Toyota Motor Corp 3.669 07/20/28 293,322
1,000,000 (a) Toyota Motor Corp 2.362 03/25/31 873,149
1,000,000 Toyota Motor Corp 5.123 07/13/33 1,055,186
1,500,000 Toyota Motor Credit Corp 3.400 04/14/25 1,471,520
1,000,000 Toyota Motor Credit Corp 3.650 08/18/25 981,156
1,000,000 Toyota Motor Credit Corp 0.800 10/16/25 937,160
1,000,000 Toyota Motor Credit Corp 0.800 01/09/26 929,932
1,000,000 Toyota Motor Credit Corp 1.900 01/13/27 923,312
1,000,000 Toyota Motor Credit Corp 3.050 03/22/27 951,271
1,000,000 Toyota Motor Credit Corp 5.450 11/10/27 1,018,926
300,000 Toyota Motor Credit Corp 3.050 01/11/28 283,264
1,000,000 Toyota Motor Credit Corp 4.625 01/12/28 995,986
1,000,000 Toyota Motor Credit Corp 5.250 09/11/28 1,017,246
400,000 Toyota Motor Credit Corp 3.650 01/08/29 380,884
2,000,000 Toyota Motor Credit Corp 4.450 06/29/29 1,972,610
650,000 Toyota Motor Credit Corp 2.150 02/13/30 562,480
225,000 Toyota Motor Credit Corp 3.375 04/01/30 207,808
1,000,000 Toyota Motor Credit Corp 4.550 05/17/30 983,580
1,000,000 Toyota Motor Credit Corp 5.550 11/20/30 1,034,546

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AUTOMOBILES & COMPONENTS—continued
$ 1,000,000 Toyota Motor Credit Corp 1.650% 01/10/31 $ 816,338
1,000,000 Toyota Motor Credit Corp 5.100 03/21/31 1,007,863
1,000,000 Toyota Motor Credit Corp 1.900 09/12/31 820,130
1,000,000 Toyota Motor Credit Corp 2.400 01/13/32 843,770
1,000,000 Toyota Motor Credit Corp 4.700 01/12/33 991,272
1,000,000 Toyota Motor Credit Corp 4.800 01/05/34 983,780
TOTAL AUTOMOBILES & COMPONENTS 134,728,136
BANKS - 4.5%
1,000,000 Australia & New Zealand Banking Group Ltd 5.671 10/03/25 1,008,899
525,000 Australia & New Zealand Banking Group Ltd 3.700 11/16/25 513,791
1,000,000 Australia & New Zealand Banking Group Ltd 5.088 12/08/25 1,000,097
2,000,000 Australia & New Zealand Banking Group Ltd 4.750 01/18/27 1,996,924
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 1.125 09/18/25 938,918
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6.138 09/14/28 1,021,461
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 5.381 03/13/29 1,008,883
1,200,000 Banco Bilbao Vizcaya Argentaria S.A. 7.883 11/15/34 1,312,435
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6.033 03/13/35 1,014,829
600,000 Banco Santander S.A. 2.746 05/28/25 580,040
400,000 Banco Santander S.A. 5.179 11/19/25 395,509
1,600,000 Banco Santander S.A. 1.849 03/25/26 1,494,585
600,000 Banco Santander S.A. 4.250 04/11/27 581,365
1,600,000 Banco Santander S.A. 5.294 08/18/27 1,596,301
1,200,000 Banco Santander S.A. 1.722 09/14/27 1,094,527
675,000 Banco Santander S.A. 3.800 02/23/28 638,564
3,000,000 Banco Santander S.A. 5.552 03/14/28 3,000,643
1,000,000 Banco Santander S.A. 4.175 03/24/28 963,858
1,800,000 Banco Santander S.A. 4.379 04/12/28 1,742,146
1,600,000 Banco Santander S.A. 5.588 08/08/28 1,622,599
1,000,000 Banco Santander S.A. 6.607 11/07/28 1,056,804
600,000 Banco Santander S.A. 3.306 06/27/29 549,180
2,000,000 Banco Santander S.A. 5.538 03/14/30 1,999,804
400,000 Banco Santander S.A. 3.490 05/28/30 362,654
2,000,000 Banco Santander S.A. 2.749 12/03/30 1,652,988
1,000,000 Banco Santander S.A. 2.958 03/25/31 861,671
2,000,000 Banco Santander S.A. 3.225 11/22/32 1,661,633
800,000 Banco Santander S.A. 6.921 08/08/33 837,176
800,000 Banco Santander S.A. 6.938 11/07/33 883,633
1,600,000 Banco Santander S.A. 6.350 03/14/34 1,601,152
3,550,000 Bank of America Corp 3.950 04/21/25 3,493,160
2,000,000 Bank of America Corp 3.841 04/25/25 1,997,251
3,000,000 Bank of America Corp 2.015 02/13/26 2,906,318
5,000,000 Bank of America Corp 1.319 06/19/26 4,752,803
2,000,000 Bank of America Corp 4.827 07/22/26 1,982,005
4,500,000 Bank of America Corp 1.197 10/24/26 4,211,846
5,000,000 Bank of America Corp 1.658 03/11/27 4,657,585
7,800,000 Bank of America Corp 3.559 04/23/27 7,526,403
4,500,000 Bank of America Corp 1.734 07/22/27 4,148,773
2,000,000 Bank of America Corp 2.551 02/04/28 1,859,039
3,000,000 Bank of America Corp 4.376 04/27/28 2,928,585
3,000,000 Bank of America Corp 6.204 11/10/28 3,103,367
5,690,000 Bank of America Corp 3.419 12/20/28 5,338,019
2,250,000 Bank of America Corp 3.970 03/05/29 2,150,749
2,000,000 Bank of America Corp 5.202 04/25/29 2,001,893
3,000,000 Bank of America Corp 2.087 06/14/29 2,651,036
1,400,000 Bank of America Corp 4.271 07/23/29 1,349,482
3,000,000 Bank of America Corp 5.819 09/15/29 3,076,016
3,075,000 Bank of America Corp 3.974 02/07/30 2,914,003
1,675,000 Bank of America Corp 3.194 07/23/30 1,521,177
1,050,000 Bank of America Corp 2.884 10/22/30 932,994
4,000,000 Bank of America Corp 2.496 02/13/31 3,445,766
1,750,000 Bank of America Corp 2.592 04/29/31 1,508,758

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 3,000,000 Bank of America Corp 1.898% 07/23/31 $ 2,462,210
3,000,000 Bank of America Corp 1.922 10/24/31 2,444,461
3,000,000 Bank of America Corp 2.651 03/11/32 2,534,947
4,000,000 Bank of America Corp 2.687 04/22/32 3,385,801
5,000,000 Bank of America Corp 2.299 07/21/32 4,091,543
3,000,000 Bank of America Corp 2.572 10/20/32 2,488,869
2,000,000 Bank of America Corp 2.972 02/04/33 1,700,881
2,000,000 Bank of America Corp 4.571 04/27/33 1,899,835
2,000,000 Bank of America Corp 5.015 07/22/33 1,968,515
5,000,000 Bank of America Corp 5.288 04/25/34 4,984,798
4,000,000 Bank of America Corp 5.872 09/15/34 4,148,680
11,000,000 Bank of America Corp 5.468 01/23/35 11,071,700
4,000,000 Bank of America Corp 2.482 09/21/36 3,199,332
1,500,000 Bank of America Corp 6.110 01/29/37 1,593,142
3,000,000 Bank of America Corp 3.846 03/08/37 2,652,202
4,500,000 Bank of America Corp 4.078 04/23/40 3,887,965
6,000,000 Bank of America Corp 2.676 06/19/41 4,269,168
4,000,000 Bank of America Corp 3.311 04/22/42 3,081,250
1,500,000 Bank of America Corp 5.000 01/21/44 1,451,686
2,800,000 Bank of America Corp 4.443 01/20/48 2,457,349
3,000,000 Bank of America Corp 3.946 01/23/49 2,456,555
1,000,000 Bank of America Corp 2.831 10/24/51 653,376
1,950,000 (a) Bank of America Corp 3.483 03/13/52 1,454,323
2,000,000 (a) Bank of America Corp 2.972 07/21/52 1,345,723
2,000,000 Bank of America NA 5.526 08/18/26 2,020,289
750,000 Bank of Montreal 1.850 05/01/25 722,260
1,500,000 Bank of Montreal 1.250 09/15/26 1,368,406
1,000,000 Bank of Montreal 5.266 12/11/26 1,004,426
1,000,000 Bank of Montreal 0.949 01/22/27 926,996
2,000,000 Bank of Montreal 2.650 03/08/27 1,874,635
4,000,000 Bank of Montreal 4.700 09/14/27 3,966,080
2,000,000 Bank of Montreal 5.203 02/01/28 2,014,814
1,000,000 Bank of Montreal 5.717 09/25/28 1,027,002
425,000 Bank of Montreal 3.803 12/15/32 396,466
2,000,000 Bank of Montreal 3.088 01/10/37 1,633,942
1,500,000 Bank of Nova Scotia 3.450 04/11/25 1,470,252
2,000,000 Bank of Nova Scotia 1.300 06/11/25 1,907,062
1,550,000 Bank of Nova Scotia 4.500 12/16/25 1,524,325
2,000,000 Bank of Nova Scotia 1.050 03/02/26 1,849,630
2,000,000 Bank of Nova Scotia 1.350 06/24/26 1,843,243
1,000,000 Bank of Nova Scotia 2.700 08/03/26 946,477
3,000,000 Bank of Nova Scotia 1.300 09/15/26 2,739,045
1,000,000 Bank of Nova Scotia 5.250 06/12/28 1,008,728
2,000,000 Bank of Nova Scotia 4.850 02/01/30 1,985,375
1,000,000 Bank of Nova Scotia 2.450 02/02/32 828,019
750,000 Bank of Nova Scotia 5.650 02/01/34 772,616
750,000 Bank of Nova Scotia 4.588 05/04/37 679,868
1,425,000 Barclays plc 3.650 03/16/25 1,397,703
2,750,000 Barclays plc 3.932 05/07/25 2,744,416
975,000 Barclays plc 4.375 01/12/26 956,551
2,000,000 Barclays plc 2.852 05/07/26 1,938,601
800,000 Barclays plc 5.200 05/12/26 791,761
1,000,000 Barclays plc 7.325 11/02/26 1,024,531
2,000,000 Barclays plc 2.279 11/24/27 1,839,270
700,000 Barclays plc 4.337 01/10/28 675,308
1,500,000 Barclays plc 5.674 03/12/28 1,505,336
1,975,000 Barclays plc 4.836 05/09/28 1,917,842
1,500,000 Barclays plc 7.385 11/02/28 1,590,690
1,500,000 Barclays plc 4.972 05/16/29 1,470,032
1,500,000 Barclays plc 6.490 09/13/29 1,559,383
3,000,000 Barclays plc 5.690 03/12/30 3,015,618

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 Barclays plc 5.088% 06/20/30 $ 963,338
2,000,000 Barclays plc 2.645 06/24/31 1,688,300
1,500,000 Barclays plc 2.667 03/10/32 1,245,433
2,000,000 Barclays plc 2.894 11/24/32 1,663,140
1,300,000 Barclays plc 5.746 08/09/33 1,305,535
2,500,000 Barclays plc 7.437 11/02/33 2,776,892
3,000,000 Barclays plc 6.224 05/09/34 3,094,193
1,000,000 Barclays plc 7.119 06/27/34 1,065,735
950,000 Barclays plc 6.692 09/13/34 1,012,074
1,750,000 Barclays plc 3.564 09/23/35 1,500,723
1,000,000 Barclays plc 3.811 03/10/42 771,191
775,000 Barclays plc 5.250 08/17/45 740,814
200,000 Barclays plc 6.036 03/12/55 208,230
300,000 BPCE S.A. 3.375 12/02/26 288,193
1,000,000 Brookfield Finance LLC 3.450 04/15/50 700,728
1,000,000 Canadian Imperial Bank of Commerce 3.945 08/04/25 982,109
1,000,000 Canadian Imperial Bank of Commerce 0.950 10/23/25 938,847
1,000,000 Canadian Imperial Bank of Commerce 1.250 06/22/26 921,319
1,500,000 Canadian Imperial Bank of Commerce 3.450 04/07/27 1,434,781
1,500,000 Canadian Imperial Bank of Commerce 5.001 04/28/28 1,494,715
1,500,000 Canadian Imperial Bank of Commerce 5.986 10/03/28 1,555,953
1,500,000 (a) Canadian Imperial Bank of Commerce 3.600 04/07/32 1,357,746
350,000 Canadian Imperial Bank of Commerce 6.092 10/03/33 368,237
3,000,000 CitiBank NA 5.488 12/04/26 3,032,076
5,000,000 CitiBank NA 5.803 09/29/28 5,175,831
7,500,000 Citigroup, Inc 3.352 04/24/25 7,487,545
2,000,000 Citigroup, Inc 0.981 05/01/25 1,991,241
1,000,000 Citigroup, Inc 3.700 01/12/26 973,550
750,000 Citigroup, Inc 4.600 03/09/26 738,102
3,000,000 Citigroup, Inc 3.106 04/08/26 2,924,063
3,000,000 Citigroup, Inc 5.610 09/29/26 3,004,780
1,100,000 Citigroup, Inc 4.300 11/20/26 1,073,533
4,000,000 Citigroup, Inc 1.122 01/28/27 3,699,467
5,000,000 Citigroup, Inc 1.462 06/09/27 4,592,653
1,500,000 Citigroup, Inc 4.450 09/29/27 1,459,193
5,000,000 Citigroup, Inc 3.070 02/24/28 4,703,109
3,000,000 Citigroup, Inc 4.658 05/24/28 2,954,599
1,000,000 Citigroup, Inc 3.668 07/24/28 950,486
2,025,000 Citigroup, Inc 4.125 07/25/28 1,941,030
4,000,000 Citigroup, Inc 4.075 04/23/29 3,829,557
2,000,000 Citigroup, Inc 5.174 02/13/30 1,990,668
1,750,000 Citigroup, Inc 3.980 03/20/30 1,648,876
5,000,000 Citigroup, Inc 2.666 01/29/31 4,333,341
2,200,000 Citigroup, Inc 4.412 03/31/31 2,096,951
6,000,000 Citigroup, Inc 2.572 06/03/31 5,126,970
5,000,000 Citigroup, Inc 2.561 05/01/32 4,170,021
175,000 Citigroup, Inc 6.625 06/15/32 187,561
875,000 Citigroup, Inc 2.520 11/03/32 717,567
4,000,000 Citigroup, Inc 3.057 01/25/33 3,400,626
1,000,000 Citigroup, Inc 3.785 03/17/33 893,245
1,775,000 Citigroup, Inc 4.910 05/24/33 1,711,220
3,000,000 Citigroup, Inc 6.270 11/17/33 3,168,502
425,000 Citigroup, Inc 6.174 05/25/34 431,583
2,000,000 Citigroup, Inc 5.827 02/13/35 1,979,972
750,000 Citigroup, Inc 3.878 01/24/39 638,710
325,000 Citigroup, Inc 8.125 07/15/39 415,862
350,000 Citigroup, Inc 5.875 01/30/42 370,124
2,000,000 Citigroup, Inc 2.904 11/03/42 1,436,143
400,000 Citigroup, Inc 6.675 09/13/43 446,857
125,000 Citigroup, Inc 5.300 05/06/44 121,412
675,000 Citigroup, Inc 4.650 07/30/45 609,531

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 3,075,000 Citigroup, Inc 4.750% 05/18/46 $ 2,730,654
4,075,000 Citigroup, Inc 4.650 07/23/48 3,687,197
350,000 Citizens Bank NA 2.250 04/28/25 336,743
250,000 Citizens Bank NA 3.750 02/18/26 241,501
1,000,000 Citizens Bank NA 4.575 08/09/28 957,053
500,000 Citizens Financial Group, Inc 2.850 07/27/26 469,735
550,000 Citizens Financial Group, Inc 5.841 01/23/30 549,211
200,000 Citizens Financial Group, Inc 2.500 02/06/30 168,859
450,000 Citizens Financial Group, Inc 3.250 04/30/30 396,365
850,000 Citizens Financial Group, Inc 2.638 09/30/32 651,264
500,000 Citizens Financial Group, Inc 5.641 05/21/37 466,710
500,000 Comerica Bank 2.500 07/23/24 494,240
200,000 Comerica Bank 4.000 07/27/25 194,049
1,000,000 Comerica Bank 5.332 08/25/33 909,739
550,000 Comerica, Inc 4.000 02/01/29 504,534
1,000,000 Comerica, Inc 5.982 01/30/30 987,975
1,500,000 Commonwealth Bank of Australia 5.316 03/13/26 1,509,992
2,050,000 Cooperatieve Rabobank UA 3.375 05/21/25 2,010,723
2,500,000 Cooperatieve Rabobank UA 5.500 07/18/25 2,509,016
600,000 Cooperatieve Rabobank UA 4.375 08/04/25 589,567
2,700,000 Cooperatieve Rabobank UA 3.750 07/21/26 2,594,324
1,000,000 Cooperatieve Rabobank UA 5.500 10/05/26 1,011,329
1,500,000 Cooperatieve Rabobank UA 5.041 03/05/27 1,505,454
1,000,000 Cooperatieve Rabobank UA 4.800 01/09/29 993,264
550,000 Cooperatieve Rabobank UA 5.250 05/24/41 563,191
1,400,000 Cooperatieve Rabobank UA 5.750 12/01/43 1,425,509
600,000 Cooperatieve Rabobank UA 5.250 08/04/45 588,794
500,000 Credit Suisse AG. 2.950 04/09/25 486,783
1,000,000 Credit Suisse AG. 1.250 08/07/26 911,083
1,350,000 Credit Suisse AG. 5.000 07/09/27 1,337,697
2,000,000 Credit Suisse AG. 7.500 02/15/28 2,156,576
525,000 Deutsche Bank AG. 3.700 05/30/24 522,836
2,000,000 Deutsche Bank AG. 6.119 07/14/26 2,007,563
2,000,000 Deutsche Bank AG. 2.129 11/24/26 1,886,022
1,050,000 Deutsche Bank AG. 2.311 11/16/27 959,975
2,000,000 Deutsche Bank AG. 5.706 02/08/28 1,997,096
350,000 Deutsche Bank AG. 6.819 11/20/29 365,891
825,000 Deutsche Bank AG. 3.547 09/18/31 726,528
1,000,000 Deutsche Bank AG. 3.729 01/14/32 842,236
300,000 Fifth Third Bancorp 2.550 05/05/27 276,597
1,000,000 Fifth Third Bancorp 1.707 11/01/27 909,732
500,000 Fifth Third Bancorp 3.950 03/14/28 477,572
1,000,000 Fifth Third Bancorp 4.055 04/25/28 954,823
1,000,000 Fifth Third Bancorp 6.361 10/27/28 1,023,267
200,000 Fifth Third Bancorp 6.339 07/27/29 206,174
1,000,000 Fifth Third Bancorp 4.772 07/28/30 962,677
300,000 Fifth Third Bancorp 5.631 01/29/32 300,307
140,000 Fifth Third Bancorp 8.250 03/01/38 167,962
300,000 Fifth Third Bank NA 3.950 07/28/25 293,949
2,400,000 Fifth Third Bank NA 3.850 03/15/26 2,311,258
1,000,000 Fifth Third Bank NA 2.250 02/01/27 924,790
500,000 First Citizens BancShares, Inc 3.375 03/15/30 478,179
500,000 (a) First Horizon Bank 5.750 05/01/30 473,101
500,000 First Horizon Corp 4.000 05/26/25 487,931
2,000,000 Goldman Sachs Bank USA 5.283 03/18/27 1,998,996
33,000 HSBC Bank USA NA 7.000 01/15/39 38,175
450,000 HSBC Holdings plc 4.250 08/18/25 441,035
2,000,000 HSBC Holdings plc 2.633 11/07/25 1,960,741
1,875,000 HSBC Holdings plc 4.300 03/08/26 1,840,399
825,000 HSBC Holdings plc 1.645 04/18/26 790,203
2,475,000 HSBC Holdings plc 3.900 05/25/26 2,409,835

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,500,000 HSBC Holdings plc 2.099% 06/04/26 $ 1,438,572
1,100,000 HSBC Holdings plc 4.292 09/12/26 1,079,793
450,000 HSBC Holdings plc 4.375 11/23/26 439,745
4,000,000 HSBC Holdings plc 1.589 05/24/27 3,680,684
2,000,000 HSBC Holdings plc 5.887 08/14/27 2,017,495
3,000,000 HSBC Holdings plc 2.251 11/22/27 2,764,908
3,925,000 HSBC Holdings plc 4.041 03/13/28 3,783,755
1,500,000 HSBC Holdings plc 4.755 06/09/28 1,470,978
1,500,000 HSBC Holdings plc 5.210 08/11/28 1,495,668
5,000,000 HSBC Holdings plc 2.013 09/22/28 4,470,478
1,575,000 HSBC Holdings plc 7.390 11/03/28 1,675,664
975,000 HSBC Holdings plc 6.161 03/09/29 1,001,771
2,500,000 HSBC Holdings plc 4.583 06/19/29 2,426,035
1,600,000 HSBC Holdings plc 2.206 08/17/29 1,402,283
2,000,000 HSBC Holdings plc 5.546 03/04/30 2,011,950
4,000,000 HSBC Holdings plc 3.973 05/22/30 3,738,326
3,000,000 HSBC Holdings plc 2.848 06/04/31 2,587,627
750,000 HSBC Holdings plc 2.357 08/18/31 625,104
2,350,000 HSBC Holdings plc 2.804 05/24/32 1,971,397
3,500,000 HSBC Holdings plc 2.871 11/22/32 2,923,751
1,500,000 HSBC Holdings plc 4.762 03/29/33 1,394,127
1,825,000 HSBC Holdings plc 5.402 08/11/33 1,819,818
2,000,000 HSBC Holdings plc 8.113 11/03/33 2,289,855
2,000,000 HSBC Holdings plc 6.254 03/09/34 2,107,731
2,000,000 (a) HSBC Holdings plc 6.547 06/20/34 2,071,665
2,000,000 HSBC Holdings plc 7.399 11/13/34 2,187,353
2,000,000 HSBC Holdings plc 5.719 03/04/35 2,024,132
300,000 HSBC Holdings plc 6.500 05/02/36 311,100
2,700,000 HSBC Holdings plc 6.500 09/15/37 2,810,802
200,000 HSBC Holdings plc 6.800 06/01/38 213,457
550,000 (a) HSBC Holdings plc 6.100 01/14/42 595,233
2,000,000 HSBC Holdings plc 6.332 03/09/44 2,145,136
1,175,000 HSBC Holdings plc 5.250 03/14/44 1,112,244
500,000 Huntington Bancshares, Inc 4.000 05/15/25 491,071
1,000,000 Huntington Bancshares, Inc 4.443 08/04/28 965,001
675,000 Huntington Bancshares, Inc 6.208 08/21/29 690,871
1,000,000 Huntington Bancshares, Inc 2.550 02/04/30 850,754
500,000 Huntington Bancshares, Inc 5.023 05/17/33 476,407
1,000,000 Huntington Bancshares, Inc 5.709 02/02/35 997,121
500,000 Huntington Bancshares, Inc 2.487 08/15/36 380,865
1,000,000 Huntington National Bank 4.552 05/17/28 969,204
1,500,000 Huntington National Bank 5.650 01/10/30 1,508,374
4,750,000 (a) Industrial & Commercial Bank of China Ltd 3.538 11/08/27 4,520,908
575,000 ING Groep NV 3.550 04/09/24 574,753
1,250,000 ING Groep NV 3.950 03/29/27 1,207,838
1,500,000 ING Groep NV 1.726 04/01/27 1,392,251
600,000 ING Groep NV 4.017 03/28/28 578,108
1,500,000 ING Groep NV 4.550 10/02/28 1,469,297
1,325,000 ING Groep NV 4.050 04/09/29 1,258,146
3,000,000 ING Groep NV 5.335 03/19/30 2,992,669
475,000 ING Groep NV 2.727 04/01/32 403,168
300,000 (a) ING Groep NV 4.252 03/28/33 277,909
200,000 ING Groep NV 6.114 09/11/34 207,649
3,000,000 ING Groep NV 5.550 03/19/35 2,977,039
4,000,000 Inter-American Development Bank 4.125 02/15/29 3,961,612
2,125,000 JPMorgan Chase & Co 3.900 07/15/25 2,089,943
2,000,000 JPMorgan Chase & Co 2.005 03/13/26 1,933,530
3,125,000 (b) JPMorgan Chase & Co 3.300 04/01/26 3,026,008
2,000,000 JPMorgan Chase & Co 2.083 04/22/26 1,927,124
4,000,000 JPMorgan Chase & Co 4.080 04/26/26 3,938,714
1,450,000 JPMorgan Chase & Co 3.200 06/15/26 1,395,247

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 JPMorgan Chase & Co 2.950% 10/01/26 $ 953,160
4,000,000 JPMorgan Chase & Co 1.045 11/19/26 3,729,578
1,350,000 JPMorgan Chase & Co 4.125 12/15/26 1,316,325
2,450,000 JPMorgan Chase & Co 3.960 01/29/27 2,391,514
4,000,000 JPMorgan Chase & Co 1.040 02/04/27 3,701,824
5,200,000 JPMorgan Chase & Co 1.578 04/22/27 4,820,997
3,000,000 JPMorgan Chase & Co 1.470 09/22/27 2,737,352
250,000 JPMorgan Chase & Co 4.250 10/01/27 244,331
325,000 JPMorgan Chase & Co 3.625 12/01/27 309,467
1,375,000 JPMorgan Chase & Co 3.782 02/01/28 1,324,182
1,000,000 JPMorgan Chase & Co 2.947 02/24/28 939,587
4,000,000 JPMorgan Chase & Co 4.323 04/26/28 3,907,683
425,000 JPMorgan Chase & Co 3.540 05/01/28 406,008
6,000,000 JPMorgan Chase & Co 2.182 06/01/28 5,488,410
1,000,000 JPMorgan Chase & Co 4.851 07/25/28 991,567
3,000,000 JPMorgan Chase & Co 2.069 06/01/29 2,661,161
2,050,000 JPMorgan Chase & Co 4.203 07/23/29 1,976,353
3,000,000 JPMorgan Chase & Co 5.299 07/24/29 3,022,287
2,500,000 JPMorgan Chase & Co 6.087 10/23/29 2,599,030
1,750,000 JPMorgan Chase & Co 4.452 12/05/29 1,706,003
5,000,000 JPMorgan Chase & Co 5.012 01/23/30 4,979,520
4,500,000 JPMorgan Chase & Co 3.702 05/06/30 4,216,047
1,500,000 JPMorgan Chase & Co 4.565 06/14/30 1,462,655
2,000,000 JPMorgan Chase & Co 2.522 04/22/31 1,728,562
1,425,000 JPMorgan Chase & Co 2.956 05/13/31 1,245,675
5,000,000 JPMorgan Chase & Co 1.764 11/19/31 4,050,256
2,250,000 JPMorgan Chase & Co 1.953 02/04/32 1,833,165
3,000,000 JPMorgan Chase & Co 2.580 04/22/32 2,536,310
3,000,000 JPMorgan Chase & Co 2.545 11/08/32 2,496,320
6,000,000 JPMorgan Chase & Co 2.963 01/25/33 5,122,974
2,000,000 JPMorgan Chase & Co 4.586 04/26/33 1,916,326
2,000,000 JPMorgan Chase & Co 4.912 07/25/33 1,958,289
4,000,000 JPMorgan Chase & Co 5.717 09/14/33 4,079,846
5,325,000 JPMorgan Chase & Co 5.350 06/01/34 5,345,543
2,500,000 JPMorgan Chase & Co 6.254 10/23/34 2,670,981
6,000,000 JPMorgan Chase & Co 5.336 01/23/35 6,023,445
958,000 JPMorgan Chase & Co 5.500 10/15/40 981,518
2,000,000 JPMorgan Chase & Co 3.109 04/22/41 1,523,923
4,500,000 JPMorgan Chase & Co 2.525 11/19/41 3,140,290
2,500,000 JPMorgan Chase & Co 3.157 04/22/42 1,902,073
1,000,000 JPMorgan Chase & Co 5.625 08/16/43 1,041,171
1,800,000 JPMorgan Chase & Co 4.950 06/01/45 1,711,482
2,050,000 JPMorgan Chase & Co 4.260 02/22/48 1,769,577
1,000,000 JPMorgan Chase & Co 4.032 07/24/48 828,533
4,500,000 JPMorgan Chase & Co 3.964 11/15/48 3,680,314
1,750,000 JPMorgan Chase & Co 3.897 01/23/49 1,426,306
2,000,000 JPMorgan Chase & Co 3.109 04/22/51 1,389,587
1,500,000 JPMorgan Chase & Co 3.328 04/22/52 1,087,968
750,000 (c) JPMorgan Chase & Co CME Term SOFR 3 M + 3.562% 8.868 N/A(d) 748,710
2,000,000 JPMorgan Chase Bank NA 5.110 12/08/26 2,005,742
750,000 KeyBank NA 3.300 06/01/25 726,209
300,000 KeyBank NA 3.400 05/20/26 282,799
1,000,000 KeyBank NA 5.850 11/15/27 991,733
1,000,000 KeyBank NA 4.390 12/14/27 943,991
250,000 KeyBank NA 3.900 04/13/29 224,476
1,500,000 KeyBank NA 4.900 08/08/32 1,346,847
625,000 KeyBank NA 5.000 01/26/33 579,338
200,000 KeyCorp 4.150 10/29/25 194,525
500,000 KeyCorp 4.100 04/30/28 469,725
1,000,000 KeyCorp 2.550 10/01/29 845,055
300,000 KeyCorp 4.789 06/01/33 274,672

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,500,000 KeyCorp 6.401% 03/06/35 $ 1,531,808
5,000,000 Kreditanstalt fuer Wiederaufbau 4.625 08/07/26 5,000,835
1,950,000 Kreditanstalt fuer Wiederaufbau 4.000 03/15/29 1,921,371
3,000,000 Kreditanstalt fuer Wiederaufbau 4.125 07/15/33 2,946,696
2,750,000 Lloyds Banking Group plc 4.500 11/04/24 2,723,423
1,375,000 Lloyds Banking Group plc 4.450 05/08/25 1,358,194
325,000 Lloyds Banking Group plc 4.582 12/10/25 318,649
1,000,000 Lloyds Banking Group plc 2.438 02/05/26 972,183
1,000,000 Lloyds Banking Group plc 3.511 03/18/26 978,282
225,000 Lloyds Banking Group plc 4.650 03/24/26 220,553
1,250,000 Lloyds Banking Group plc 4.716 08/11/26 1,235,028
500,000 Lloyds Banking Group plc 3.750 01/11/27 481,317
2,000,000 Lloyds Banking Group plc 1.627 05/11/27 1,841,359
1,000,000 Lloyds Banking Group plc 5.985 08/07/27 1,009,420
1,000,000 Lloyds Banking Group plc 3.750 03/18/28 957,238
500,000 Lloyds Banking Group plc 4.375 03/22/28 485,306
700,000 Lloyds Banking Group plc 4.550 08/16/28 682,138
1,825,000 Lloyds Banking Group plc 3.574 11/07/28 1,710,901
500,000 Lloyds Banking Group plc 5.871 03/06/29 508,087
1,250,000 Lloyds Banking Group plc 4.976 08/11/33 1,203,817
1,500,000 Lloyds Banking Group plc 7.953 11/15/33 1,688,827
2,000,000 Lloyds Banking Group plc 5.679 01/05/35 2,011,804
1,550,000 Lloyds Banking Group plc 4.344 01/09/48 1,234,798
300,000 M&T Bank Corp 4.000 07/15/24 297,842
1,000,000 M&T Bank Corp 7.413 10/30/29 1,054,662
1,000,000 M&T Bank Corp 6.082 03/13/32 997,585
1,500,000 M&T Bank Corp 5.053 01/27/34 1,394,530
1,100,000 Manufacturers & Traders Trust Co 2.900 02/06/25 1,072,437
1,000,000 Manufacturers & Traders Trust Co 5.400 11/21/25 990,993
1,000,000 Manufacturers & Traders Trust Co 4.700 01/27/28 963,502
2,500,000 Mitsubishi UFJ Financial Group, Inc 1.412 07/17/25 2,377,521
750,000 Mitsubishi UFJ Financial Group, Inc 0.962 10/11/25 730,780
207,000 Mitsubishi UFJ Financial Group, Inc 3.850 03/01/26 202,137
225,000 Mitsubishi UFJ Financial Group, Inc 2.757 09/13/26 212,699
650,000 Mitsubishi UFJ Financial Group, Inc 3.677 02/22/27 628,722
2,000,000 Mitsubishi UFJ Financial Group, Inc 1.538 07/20/27 1,842,053
700,000 Mitsubishi UFJ Financial Group, Inc 3.287 07/25/27 664,173
750,000 Mitsubishi UFJ Financial Group, Inc 1.640 10/13/27 686,486
1,000,000 Mitsubishi UFJ Financial Group, Inc 2.341 01/19/28 927,429
1,000,000 Mitsubishi UFJ Financial Group, Inc 3.961 03/02/28 967,017
1,000,000 Mitsubishi UFJ Financial Group, Inc 4.080 04/19/28 971,001
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.017 07/20/28 996,292
300,000 Mitsubishi UFJ Financial Group, Inc 4.050 09/11/28 291,973
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.354 09/13/28 1,004,827
2,500,000 Mitsubishi UFJ Financial Group, Inc 5.422 02/22/29 2,526,186
1,250,000 Mitsubishi UFJ Financial Group, Inc 3.741 03/07/29 1,188,886
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.242 04/19/29 1,007,579
1,000,000 Mitsubishi UFJ Financial Group, Inc 3.195 07/18/29 915,992
1,500,000 Mitsubishi UFJ Financial Group, Inc 2.559 02/25/30 1,308,446
1,250,000 Mitsubishi UFJ Financial Group, Inc 2.048 07/17/30 1,048,091
2,500,000 Mitsubishi UFJ Financial Group, Inc 5.475 02/22/31 2,542,761
1,700,000 Mitsubishi UFJ Financial Group, Inc 2.309 07/20/32 1,413,351
500,000 Mitsubishi UFJ Financial Group, Inc 2.494 10/13/32 417,913
1,000,000 Mitsubishi UFJ Financial Group, Inc 2.852 01/19/33 849,131
1,000,000 (a) Mitsubishi UFJ Financial Group, Inc 4.315 04/19/33 945,559
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.133 07/20/33 1,001,594
1,000,000 (a) Mitsubishi UFJ Financial Group, Inc 5.472 09/13/33 1,024,547
2,500,000 Mitsubishi UFJ Financial Group, Inc 5.441 02/22/34 2,547,231
1,000,000 (a) Mitsubishi UFJ Financial Group, Inc 5.406 04/19/34 1,019,289
300,000 Mitsubishi UFJ Financial Group, Inc 4.286 07/26/38 277,678
500,000 Mitsubishi UFJ Financial Group, Inc 4.153 03/07/39 453,475

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,425,000 Mitsubishi UFJ Financial Group, Inc 3.751% 07/18/39 $ 1,227,209
500,000 Mizuho Financial Group, Inc 2.226 05/25/26 481,999
200,000 Mizuho Financial Group, Inc 3.663 02/28/27 192,258
1,000,000 Mizuho Financial Group, Inc 1.234 05/22/27 917,723
1,000,000 Mizuho Financial Group, Inc 1.554 07/09/27 919,387
725,000 Mizuho Financial Group, Inc 4.018 03/05/28 700,508
1,000,000 Mizuho Financial Group, Inc 5.667 05/27/29 1,017,525
1,500,000 Mizuho Financial Group, Inc 5.778 07/06/29 1,532,677
625,000 Mizuho Financial Group, Inc 4.254 09/11/29 603,759
1,000,000 Mizuho Financial Group, Inc 3.261 05/22/30 912,776
1,500,000 Mizuho Financial Group, Inc 5.376 05/26/30 1,506,815
1,000,000 Mizuho Financial Group, Inc 3.153 07/16/30 906,776
500,000 Mizuho Financial Group, Inc 2.869 09/13/30 444,417
500,000 Mizuho Financial Group, Inc 2.591 05/25/31 429,942
1,000,000 Mizuho Financial Group, Inc 5.739 05/27/31 1,026,301
1,000,000 Mizuho Financial Group, Inc 2.201 07/10/31 836,380
1,000,000 Mizuho Financial Group, Inc 1.979 09/08/31 821,135
700,000 Mizuho Financial Group, Inc 2.564 09/13/31 573,026
1,000,000 Mizuho Financial Group, Inc 2.172 05/22/32 816,760
500,000 Mizuho Financial Group, Inc 2.260 07/09/32 408,797
1,000,000 Mizuho Financial Group, Inc 5.669 09/13/33 1,021,692
1,000,000 Mizuho Financial Group, Inc 5.754 05/27/34 1,025,233
1,500,000 Mizuho Financial Group, Inc 5.748 07/06/34 1,548,982
1,000,000 Mizuho Financial Group, Inc 5.579 05/26/35 1,010,991
1,500,000 Morgan Stanley Bank NA 4.952 01/14/28 1,493,822
1,500,000 National Australia Bank Ltd 5.132 11/22/24 1,498,284
300,000 National Australia Bank Ltd 3.375 01/14/26 291,335
750,000 National Australia Bank Ltd 2.500 07/12/26 710,410
1,000,000 National Australia Bank Ltd 3.905 06/09/27 972,338
2,000,000 National Australia Bank Ltd 4.944 01/12/28 2,007,996
1,500,000 National Australia Bank Ltd 4.900 06/13/28 1,502,991
1,000,000 National Australia Bank Ltd 4.787 01/10/29 998,347
1,500,000 National Bank of Canada 5.600 12/18/28 1,524,845
750,000 NatWest Group plc 4.800 04/05/26 741,260
2,000,000 NatWest Group plc 7.472 11/10/26 2,054,255
800,000 NatWest Group plc 1.642 06/14/27 735,496
300,000 NatWest Group plc 3.073 05/22/28 280,009
700,000 NatWest Group plc 5.516 09/30/28 700,468
1,000,000 NatWest Group plc 4.892 05/18/29 978,788
1,000,000 NatWest Group plc 5.808 09/13/29 1,015,368
750,000 NatWest Group plc 3.754 11/01/29 737,264
3,000,000 NatWest Group plc 5.076 01/27/30 2,947,829
1,500,000 NatWest Group plc 4.445 05/08/30 1,428,496
1,500,000 NatWest Group plc 6.016 03/02/34 1,547,559
1,000,000 NatWest Group plc 6.475 06/01/34 1,016,488
1,000,000 NatWest Group plc 5.778 03/01/35 1,013,933
800,000 NatWest Group plc 3.032 11/28/35 669,340
3,000,000 Nordic Investment Bank 4.250 02/28/29 2,987,444
1,250,000 Oesterreichische Kontrollbank AG. 0.500 09/16/24 1,222,590
500,000 PNC Bank NA 3.875 04/10/25 491,453
550,000 PNC Bank NA 3.250 06/01/25 536,180
903,000 PNC Bank NA 4.050 07/26/28 860,442
475,000 PNC Bank NA 2.700 10/22/29 412,417
1,500,000 PNC Financial Services Group, Inc 2.600 07/23/26 1,419,459
3,000,000 PNC Financial Services Group, Inc 1.150 08/13/26 2,735,019
300,000 PNC Financial Services Group, Inc 3.150 05/19/27 284,062
1,000,000 PNC Financial Services Group, Inc 5.300 01/21/28 1,001,142
1,500,000 PNC Financial Services Group, Inc 5.354 12/02/28 1,506,275
1,575,000 PNC Financial Services Group, Inc 3.450 04/23/29 1,468,788
2,000,000 PNC Financial Services Group, Inc 5.582 06/12/29 2,024,361
2,000,000 PNC Financial Services Group, Inc 2.550 01/22/30 1,745,312

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 750,000 PNC Financial Services Group, Inc 4.626% 06/06/33 $ 699,420
1,000,000 PNC Financial Services Group, Inc 6.037 10/28/33 1,033,891
900,000 PNC Financial Services Group, Inc 5.068 01/24/34 871,832
4,000,000 PNC Financial Services Group, Inc 5.939 08/18/34 4,104,045
2,000,000 PNC Financial Services Group, Inc 6.875 10/20/34 2,190,059
1,000,000 PNC Financial Services Group, Inc 5.676 01/22/35 1,009,108
825,000 PNC Financial Services Group, Inc 6.200 N/A(d) 822,852
300,000 Regions Bank 6.450 06/26/37 308,952
225,000 Regions Financial Corp 2.250 05/18/25 216,331
1,000,000 Regions Financial Corp 1.800 08/12/28 861,889
1,000,000 Royal Bank of Canada 3.375 04/14/25 980,391
2,000,000 Royal Bank of Canada 1.150 06/10/25 1,907,770
1,000,000 Royal Bank of Canada 0.875 01/20/26 929,801
1,000,000 Royal Bank of Canada 4.650 01/27/26 988,364
2,000,000 Royal Bank of Canada 1.200 04/27/26 1,848,544
2,000,000 Royal Bank of Canada 1.150 07/14/26 1,831,652
1,500,000 Royal Bank of Canada 1.400 11/02/26 1,370,078
1,000,000 Royal Bank of Canada 3.625 05/04/27 962,079
1,000,000 Royal Bank of Canada 4.240 08/03/27 977,201
1,500,000 Royal Bank of Canada 6.000 11/01/27 1,550,269
1,500,000 Royal Bank of Canada 4.900 01/12/28 1,500,265
2,000,000 Royal Bank of Canada 5.200 08/01/28 2,019,915
1,000,000 (a) Royal Bank of Canada 4.950 02/01/29 1,002,393
1,600,000 Royal Bank of Canada 2.300 11/03/31 1,329,626
500,000 Royal Bank of Canada 3.875 05/04/32 462,077
1,000,000 Royal Bank of Canada 5.000 02/01/33 996,427
4,000,000 (a) Royal Bank of Canada 5.000 05/02/33 3,984,829
1,500,000 Royal Bank of Canada 5.150 02/01/34 1,501,446
1,000,000 Santander Holdings USA, Inc 3.450 06/02/25 972,064
775,000 Santander Holdings USA, Inc 4.500 07/17/25 761,868
1,850,000 Santander Holdings USA, Inc 3.244 10/05/26 1,747,738
650,000 Santander Holdings USA, Inc 4.400 07/13/27 630,507
2,000,000 Santander Holdings USA, Inc 2.490 01/06/28 1,817,624
1,000,000 Santander Holdings USA, Inc 6.499 03/09/29 1,022,803
1,000,000 Santander Holdings USA, Inc 6.565 06/12/29 1,029,603
750,000 Santander Holdings USA, Inc 6.174 01/09/30 756,760
1,000,000 Santander UK Group Holdings plc 1.532 08/21/26 941,931
1,000,000 Santander UK Group Holdings plc 6.833 11/21/26 1,016,497
1,000,000 Santander UK Group Holdings plc 1.673 06/14/27 914,774
2,000,000 Santander UK Group Holdings plc 2.469 01/11/28 1,837,941
500,000 Santander UK Group Holdings plc 3.823 11/03/28 470,148
1,000,000 Santander UK Group Holdings plc 6.534 01/10/29 1,033,736
750,000 Santander UK Group Holdings plc 2.896 03/15/32 638,130
250,000 Sumitomo Mitsui Banking Corp 3.650 07/23/25 244,804
1,000,000 Sumitomo Mitsui Financial Group, Inc 0.948 01/12/26 928,871
1,300,000 Sumitomo Mitsui Financial Group, Inc 3.784 03/09/26 1,266,755
1,000,000 Sumitomo Mitsui Financial Group, Inc 1.402 09/17/26 914,119
700,000 Sumitomo Mitsui Financial Group, Inc 3.010 10/19/26 664,665
725,000 Sumitomo Mitsui Financial Group, Inc 3.446 01/11/27 695,171
1,000,000 Sumitomo Mitsui Financial Group, Inc 2.174 01/14/27 926,089
775,000 Sumitomo Mitsui Financial Group, Inc 3.364 07/12/27 736,289
500,000 Sumitomo Mitsui Financial Group, Inc 3.352 10/18/27 473,190
2,000,000 Sumitomo Mitsui Financial Group, Inc 5.520 01/13/28 2,039,540
675,000 Sumitomo Mitsui Financial Group, Inc 3.544 01/17/28 642,344
2,000,000 Sumitomo Mitsui Financial Group, Inc 5.800 07/13/28 2,060,037
750,000 (a) Sumitomo Mitsui Financial Group, Inc 3.944 07/19/28 721,896
1,000,000 Sumitomo Mitsui Financial Group, Inc 5.716 09/14/28 1,028,173
1,500,000 Sumitomo Mitsui Financial Group, Inc 1.902 09/17/28 1,314,262
500,000 (a) Sumitomo Mitsui Financial Group, Inc 4.306 10/16/28 492,566
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.472 01/14/29 1,340,320
1,500,000 Sumitomo Mitsui Financial Group, Inc 3.040 07/16/29 1,360,119

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 500,000 Sumitomo Mitsui Financial Group, Inc 3.202% 09/17/29 $ 454,118
1,000,000 Sumitomo Mitsui Financial Group, Inc 2.724 09/27/29 888,161
2,000,000 Sumitomo Mitsui Financial Group, Inc 5.710 01/13/30 2,063,935
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.750 01/15/30 1,328,432
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.130 07/08/30 1,256,346
2,000,000 Sumitomo Mitsui Financial Group, Inc 5.852 07/13/30 2,075,231
1,000,000 Sumitomo Mitsui Financial Group, Inc 2.142 09/23/30 828,293
1,000,000 Sumitomo Mitsui Financial Group, Inc 1.710 01/12/31 802,176
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.222 09/17/31 1,227,061
1,000,000 Sumitomo Mitsui Financial Group, Inc 5.766 01/13/33 1,041,971
2,000,000 Sumitomo Mitsui Financial Group, Inc 5.776 07/13/33 2,082,848
1,000,000 Sumitomo Mitsui Financial Group, Inc 5.808 09/14/33 1,048,315
1,500,000 (a) Sumitomo Mitsui Financial Group, Inc 2.296 01/12/41 1,034,750
1,000,000 Sumitomo Mitsui Financial Group, Inc 2.930 09/17/41 756,322
1,500,000 Sumitomo Mitsui Financial Group, Inc 3.050 01/14/42 1,143,935
500,000 Sumitomo Mitsui Financial Group, Inc 6.184 07/13/43 554,333
1,000,000 Synovus Bank 5.625 02/15/28 971,098
1,000,000 Synovus Financial Corp 5.200 08/11/25 990,200
1,000,000 Toronto-Dominion Bank 1.150 06/12/25 952,516
1,000,000 Toronto-Dominion Bank 0.750 09/11/25 939,171
2,000,000 Toronto-Dominion Bank 0.750 01/06/26 1,855,928
2,000,000 Toronto-Dominion Bank 1.200 06/03/26 1,839,456
1,500,000 Toronto-Dominion Bank 1.250 09/10/26 1,368,700
825,000 Toronto-Dominion Bank 5.264 12/11/26 830,356
1,000,000 Toronto-Dominion Bank 1.950 01/12/27 924,370
1,000,000 Toronto-Dominion Bank 2.800 03/10/27 941,547
3,000,000 Toronto-Dominion Bank 4.108 06/08/27 2,920,220
1,500,000 Toronto-Dominion Bank 4.693 09/15/27 1,485,697
1,000,000 Toronto-Dominion Bank 5.156 01/10/28 1,006,409
1,000,000 Toronto-Dominion Bank 5.523 07/17/28 1,021,275
1,500,000 (e) Toronto-Dominion Bank 4.994 04/05/29 1,500,090
1,500,000 (a) Toronto-Dominion Bank 2.000 09/10/31 1,226,222
1,000,000 Toronto-Dominion Bank 3.625 09/15/31 956,419
1,000,000 (a) Toronto-Dominion Bank 2.450 01/12/32 833,053
500,000 Toronto-Dominion Bank 3.200 03/10/32 440,023
800,000 Toronto-Dominion Bank 4.456 06/08/32 766,146
1,000,000 Truist Bank 1.500 03/10/25 963,958
500,000 Truist Bank 3.625 09/16/25 486,611
200,000 Truist Bank 4.050 11/03/25 196,324
375,000 Truist Bank 3.300 05/15/26 359,900
500,000 Truist Bank 3.800 10/30/26 480,239
750,000 Truist Bank 2.636 09/17/29 721,090
475,000 Truist Bank 2.250 03/11/30 395,313
900,000 Truist Financial Corp 4.000 05/01/25 885,521
975,000 Truist Financial Corp 3.700 06/05/25 955,782
750,000 Truist Financial Corp 1.200 08/05/25 708,977
1,000,000 Truist Financial Corp 4.260 07/28/26 983,740
1,300,000 Truist Financial Corp 1.267 03/02/27 1,201,857
1,000,000 Truist Financial Corp 1.125 08/03/27 877,908
750,000 Truist Financial Corp 4.123 06/06/28 724,325
1,000,000 Truist Financial Corp 4.873 01/26/29 983,410
500,000 (a) Truist Financial Corp 3.875 03/19/29 464,974
2,000,000 Truist Financial Corp 1.887 06/07/29 1,736,045
550,000 Truist Financial Corp 7.161 10/30/29 586,521
2,000,000 Truist Financial Corp 5.435 01/24/30 1,997,667
1,000,000 Truist Financial Corp 4.916 07/28/33 931,336
1,000,000 Truist Financial Corp 6.123 10/28/33 1,033,371
100,000 Truist Financial Corp 5.122 01/26/34 96,253
3,000,000 Truist Financial Corp 5.867 06/08/34 3,036,783
2,000,000 Truist Financial Corp 5.711 01/24/35 2,008,635
125,000 US Bancorp 3.950 11/17/25 122,451

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 750,000 US Bancorp 3.100% 04/27/26 $ 719,315
700,000 US Bancorp 2.375 07/22/26 659,523
2,000,000 US Bancorp 5.727 10/21/26 2,010,818
1,175,000 US Bancorp 3.150 04/27/27 1,115,064
1,500,000 US Bancorp 6.787 10/26/27 1,553,279
750,000 US Bancorp 3.900 04/26/28 721,753
2,000,000 US Bancorp 4.653 02/01/29 1,960,146
2,000,000 US Bancorp 5.775 06/12/29 2,034,903
600,000 US Bancorp 3.000 07/30/29 536,024
2,500,000 US Bancorp 1.375 07/22/30 2,008,541
1,000,000 US Bancorp 4.967 07/22/33 945,288
3,000,000 US Bancorp 5.850 10/21/33 3,058,720
2,000,000 US Bancorp 5.836 06/12/34 2,038,507
1,000,000 US Bancorp 2.491 11/03/36 786,753
750,000 US Bank NA 2.800 01/27/25 733,907
125,000 Wachovia Corp 5.500 08/01/35 125,968
200,000 Webster Financial Corp 4.100 03/25/29 183,667
1,125,000 Wells Fargo & Co 3.550 09/29/25 1,097,085
1,500,000 Wells Fargo & Co 2.164 02/11/26 1,455,139
3,350,000 Wells Fargo & Co 3.000 04/22/26 3,203,742
2,000,000 Wells Fargo & Co 3.908 04/25/26 1,962,917
1,000,000 Wells Fargo & Co 2.188 04/30/26 963,029
1,250,000 Wells Fargo & Co 4.100 06/03/26 1,216,675
1,700,000 Wells Fargo & Co 4.540 08/15/26 1,678,290
2,575,000 Wells Fargo & Co 3.000 10/23/26 2,437,592
1,500,000 Wells Fargo & Co 3.196 06/17/27 1,432,321
1,200,000 Wells Fargo & Co 4.300 07/22/27 1,168,869
1,300,000 Wells Fargo & Co 3.526 03/24/28 1,237,326
2,125,000 Wells Fargo & Co 3.584 05/22/28 2,020,265
5,000,000 Wells Fargo & Co 2.393 06/02/28 4,576,520
1,000,000 Wells Fargo & Co 4.808 07/25/28 985,318
6,175,000 Wells Fargo & Co 4.150 01/24/29 5,950,573
5,000,000 Wells Fargo & Co 5.574 07/25/29 5,059,261
2,500,000 Wells Fargo & Co 6.303 10/23/29 2,603,850
5,000,000 Wells Fargo & Co 5.198 01/23/30 4,989,460
4,950,000 Wells Fargo & Co 2.879 10/30/30 4,375,770
3,000,000 Wells Fargo & Co 2.572 02/11/31 2,586,044
5,000,000 Wells Fargo & Co 4.478 04/04/31 4,787,582
6,000,000 Wells Fargo & Co 3.350 03/02/33 5,205,766
3,500,000 Wells Fargo & Co 4.897 07/25/33 3,372,800
3,000,000 Wells Fargo & Co 5.389 04/24/34 2,981,318
5,000,000 Wells Fargo & Co 5.557 07/25/34 5,019,309
3,000,000 Wells Fargo & Co 6.491 10/23/34 3,217,722
5,000,000 Wells Fargo & Co 5.499 01/23/35 5,011,771
7,025,000 Wells Fargo & Co 3.068 04/30/41 5,256,202
1,050,000 Wells Fargo & Co 5.375 11/02/43 1,014,067
1,468,000 Wells Fargo & Co 5.606 01/15/44 1,446,160
475,000 Wells Fargo & Co 4.650 11/04/44 415,074
1,500,000 Wells Fargo & Co 3.900 05/01/45 1,223,629
950,000 Wells Fargo & Co 4.900 11/17/45 854,627
3,250,000 Wells Fargo & Co 4.400 06/14/46 2,704,280
1,975,000 Wells Fargo & Co 4.750 12/07/46 1,732,479
1,500,000 Wells Fargo & Co 5.013 04/04/51 1,408,319
2,000,000 Wells Fargo & Co 4.611 04/25/53 1,767,202
2,900,000 Wells Fargo Bank NA 5.450 08/07/26 2,919,487
2,000,000 Wells Fargo Bank NA 5.254 12/11/26 2,007,776
250,000 Wells Fargo Bank NA 6.600 01/15/38 273,029
1,000,000 Westpac Banking Corp 2.850 05/13/26 958,597
2,000,000 Westpac Banking Corp 1.150 06/03/26 1,843,989
675,000 Westpac Banking Corp 2.700 08/19/26 641,647
850,000 Westpac Banking Corp 3.350 03/08/27 815,775

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,500,000 (a) Westpac Banking Corp 4.043% 08/26/27 $ 1,470,183
2,000,000 Westpac Banking Corp 5.457 11/18/27 2,040,220
725,000 Westpac Banking Corp 3.400 01/25/28 689,545
1,000,000 Westpac Banking Corp 5.535 11/17/28 1,027,702
2,000,000 Westpac Banking Corp 1.953 11/20/28 1,764,804
1,000,000 Westpac Banking Corp 2.894 02/04/30 972,798
1,500,000 Westpac Banking Corp 2.150 06/03/31 1,254,801
950,000 Westpac Banking Corp 4.322 11/23/31 916,818
1,000,000 Westpac Banking Corp 5.405 08/10/33 990,904
1,000,000 Westpac Banking Corp 6.820 11/17/33 1,086,853
600,000 Westpac Banking Corp 4.110 07/24/34 554,198
2,350,000 Westpac Banking Corp 2.668 11/15/35 1,938,326
500,000 Westpac Banking Corp 3.020 11/18/36 410,717
900,000 Westpac Banking Corp 4.421 07/24/39 792,362
225,000 Westpac Banking Corp 2.963 11/16/40 158,799
400,000 Zions Bancorp NA 3.250 10/29/29 327,647
TOTAL BANKS 1,067,804,482
CAPITAL GOODS - 1.2%
1,200,000 3M Co 3.000 08/07/25 1,165,657
675,000 3M Co 2.875 10/15/27 628,723
925,000 (a) 3M Co 3.625 09/14/28 876,885
500,000 3M Co 3.375 03/01/29 464,358
1,000,000 3M Co 2.375 08/26/29 876,718
200,000 3M Co 3.125 09/19/46 138,219
300,000 3M Co 3.625 10/15/47 221,055
1,150,000 3M Co 4.000 09/14/48 923,660
875,000 3M Co 3.250 08/26/49 605,234
820,000 3M Co 3.700 04/15/50 605,698
1,000,000 Acuity Brands Lighting, Inc 2.150 12/15/30 829,035
1,000,000 AGCO Corp 5.800 03/21/34 1,012,483
750,000 Air Lease Corp 2.300 02/01/25 728,343
750,000 Air Lease Corp 3.375 07/01/25 730,881
1,000,000 Air Lease Corp 2.875 01/15/26 956,255
1,000,000 Air Lease Corp 3.750 06/01/26 964,486
1,500,000 Air Lease Corp 1.875 08/15/26 1,382,935
1,000,000 Air Lease Corp 2.200 01/15/27 919,770
500,000 Air Lease Corp 3.625 04/01/27 471,666
200,000 Air Lease Corp 3.625 12/01/27 188,667
1,000,000 Air Lease Corp 5.850 12/15/27 1,015,425
500,000 (a) Air Lease Corp 5.300 02/01/28 500,271
300,000 Air Lease Corp 4.625 10/01/28 291,883
1,500,000 Air Lease Corp 5.100 03/01/29 1,490,050
500,000 Air Lease Corp 3.250 10/01/29 452,194
750,000 Air Lease Corp 3.000 02/01/30 662,946
500,000 Air Lease Corp 3.125 12/01/30 438,862
500,000 Aircastle Ltd 4.250 06/15/26 485,651
500,000 Allegion plc 3.500 10/01/29 461,001
200,000 Allegion US Holding Co, Inc 3.550 10/01/27 190,743
500,000 Allegion US Holding Co, Inc 5.411 07/01/32 501,083
5,700,000 Boeing Co 4.875 05/01/25 5,636,682
400,000 Boeing Co 2.600 10/30/25 380,551
2,000,000 Boeing Co 2.750 02/01/26 1,895,943
3,000,000 Boeing Co 2.196 02/04/26 2,808,598
300,000 Boeing Co 3.100 05/01/26 284,694
200,000 Boeing Co 2.250 06/15/26 185,756
500,000 Boeing Co 2.700 02/01/27 460,552
250,000 Boeing Co 2.800 03/01/27 230,857
1,900,000 Boeing Co 5.040 05/01/27 1,864,168
500,000 Boeing Co 3.250 03/01/28 458,308
125,000 Boeing Co 3.450 11/01/28 114,215
600,000 Boeing Co 3.200 03/01/29 536,008

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 750,000 Boeing Co 2.950% 02/01/30 $ 647,743
1,600,000 Boeing Co 5.150 05/01/30 1,548,011
1,000,000 Boeing Co 3.625 02/01/31 880,096
300,000 Boeing Co 3.600 05/01/34 248,590
425,000 Boeing Co 3.250 02/01/35 334,425
500,000 Boeing Co 3.550 03/01/38 380,397
600,000 Boeing Co 3.500 03/01/39 444,927
350,000 Boeing Co 5.875 02/15/40 336,656
5,500,000 Boeing Co 5.705 05/01/40 5,264,278
300,000 Boeing Co 3.375 06/15/46 202,309
250,000 Boeing Co 3.650 03/01/47 174,952
100,000 Boeing Co 3.625 03/01/48 68,098
100,000 Boeing Co 3.850 11/01/48 70,472
5,000,000 Boeing Co 5.805 05/01/50 4,730,639
125,000 Boeing Co 3.825 03/01/59 82,970
750,000 Boeing Co 3.950 08/01/59 513,222
5,500,000 Boeing Co 5.930 05/01/60 5,156,442
200,000 Carlisle Cos, Inc 3.500 12/01/24 196,842
1,000,000 Carlisle Cos, Inc 2.750 03/01/30 878,716
1,000,000 Carlisle Cos, Inc 2.200 03/01/32 802,529
1,444,000 Carrier Global Corp 2.493 02/15/27 1,345,435
1,100,000 Carrier Global Corp 2.722 02/15/30 972,746
150,000 Carrier Global Corp 2.700 02/15/31 129,066
125,000 Carrier Global Corp 5.900 03/15/34 131,375
2,000,000 Carrier Global Corp 3.377 04/05/40 1,565,809
900,000 Carrier Global Corp 3.577 04/05/50 670,773
225,000 Carrier Global Corp 6.200 03/15/54 247,753
1,000,000 Caterpillar Financial Services Corp 3.400 05/13/25 980,788
1,000,000 Caterpillar Financial Services Corp 1.450 05/15/25 959,133
1,000,000 Caterpillar Financial Services Corp 0.800 11/13/25 935,763
3,000,000 Caterpillar Financial Services Corp 0.900 03/02/26 2,777,374
500,000 Caterpillar Financial Services Corp 2.400 08/09/26 473,128
2,000,000 Caterpillar Financial Services Corp 1.150 09/14/26 1,831,611
2,000,000 Caterpillar Financial Services Corp 4.500 01/08/27 1,986,977
1,000,000 Caterpillar Financial Services Corp 3.600 08/12/27 963,719
2,000,000 Caterpillar Financial Services Corp 4.850 02/27/29 2,011,475
500,000 Caterpillar, Inc 2.600 09/19/29 451,702
1,000,000 Caterpillar, Inc 1.900 03/12/31 845,668
225,000 Caterpillar, Inc 5.200 05/27/41 225,815
2,363,000 Caterpillar, Inc 3.803 08/15/42 1,988,090
300,000 Caterpillar, Inc 4.300 05/15/44 272,857
750,000 Caterpillar, Inc 3.250 09/19/49 555,540
750,000 Caterpillar, Inc 3.250 04/09/50 558,695
1,000,000 CNH Industrial Capital LLC 1.875 01/15/26 940,390
1,000,000 CNH Industrial Capital LLC 1.450 07/15/26 917,933
1,000,000 CNH Industrial Capital LLC 4.550 04/10/28 979,793
1,000,000 CNH Industrial Capital LLC 5.100 04/20/29 997,287
500,000 CNH Industrial NV 3.850 11/15/27 480,139
500,000 Cummins, Inc 0.750 09/01/25 470,971
1,000,000 Cummins, Inc 4.900 02/20/29 1,005,437
1,000,000 Cummins, Inc 1.500 09/01/30 817,897
1,000,000 Cummins, Inc 5.150 02/20/34 1,009,262
200,000 Cummins, Inc 4.875 10/01/43 192,375
750,000 Cummins, Inc 2.600 09/01/50 473,590
500,000 Cummins, Inc 5.450 02/20/54 511,181
218,000 Deere & Co 5.375 10/16/29 227,093
500,000 Deere & Co 2.875 09/07/49 352,977
825,000 Dover Corp 3.150 11/15/25 797,255
100,000 Dover Corp 2.950 11/04/29 90,113
100,000 Dover Corp 5.375 03/01/41 99,544
1,000,000 (f) EAS Segment 5.350 09/18/28 1,012,978

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 1,000,000 (f) EAS Segment 5.450% 09/18/33 $ 1,012,370
200,000 Eaton Corp 3.103 09/15/27 189,621
1,000,000 Eaton Corp 4.350 05/18/28 985,771
150,000 Eaton Corp 4.000 11/02/32 141,731
1,250,000 Eaton Corp 4.150 03/15/33 1,185,741
925,000 Eaton Corp 4.150 11/02/42 811,219
200,000 Eaton Corp 3.915 09/15/47 164,066
1,250,000 Eaton Corp 4.700 08/23/52 1,167,160
200,000 Emerson Electric Co 3.150 06/01/25 195,407
1,000,000 Emerson Electric Co 0.875 10/15/26 907,291
500,000 Emerson Electric Co 1.800 10/15/27 451,913
500,000 Emerson Electric Co 2.000 12/21/28 443,993
750,000 Emerson Electric Co 1.950 10/15/30 635,343
500,000 Emerson Electric Co 2.200 12/21/31 418,270
200,000 Emerson Electric Co 5.250 11/15/39 203,391
500,000 Emerson Electric Co 2.750 10/15/50 323,454
500,000 Emerson Electric Co 2.800 12/21/51 327,439
500,000 Flowserve Corp 3.500 10/01/30 443,913
1,000,000 Flowserve Corp 2.800 01/15/32 822,039
875,000 Fortive Corp 3.150 06/15/26 836,965
250,000 Fortive Corp 4.300 06/15/46 209,120
200,000 Fortune Brands Innovations, Inc 4.000 06/15/25 196,091
500,000 Fortune Brands Innovations, Inc 4.000 03/25/32 456,844
1,000,000 Fortune Brands Innovations, Inc 5.875 06/01/33 1,020,283
500,000 Fortune Brands Innovations, Inc 4.500 03/25/52 410,734
500,000 GATX Corp 3.250 09/15/26 477,183
200,000 GATX Corp 3.500 03/15/28 188,398
200,000 (a) GATX Corp 4.550 11/07/28 195,313
425,000 GATX Corp 4.700 04/01/29 416,658
500,000 GATX Corp 4.000 06/30/30 464,457
1,000,000 GATX Corp 1.900 06/01/31 794,284
500,000 GATX Corp 4.900 03/15/33 481,198
750,000 GATX Corp 5.450 09/15/33 745,957
500,000 GATX Corp 6.050 03/15/34 514,638
225,000 GATX Corp 5.200 03/15/44 209,223
500,000 GE Capital Funding LLC 3.450 05/15/25 488,052
3,000,000 General Dynamics Corp 1.150 06/01/26 2,762,817
900,000 General Dynamics Corp 2.250 06/01/31 762,531
1,000,000 General Dynamics Corp 2.850 06/01/41 740,087
225,000 General Dynamics Corp 3.600 11/15/42 182,563
1,950,000 General Dynamics Corp 4.250 04/01/50 1,698,362
750,000 HEICO Corp 5.250 08/01/28 754,521
750,000 HEICO Corp 5.350 08/01/33 752,455
2,300,000 Honeywell International, Inc 1.350 06/01/25 2,204,110
1,700,000 Honeywell International, Inc 2.500 11/01/26 1,606,301
2,000,000 Honeywell International, Inc 1.100 03/01/27 1,807,125
750,000 Honeywell International, Inc 4.950 02/15/28 758,489
1,000,000 Honeywell International, Inc 4.875 09/01/29 1,006,638
950,000 Honeywell International, Inc 1.950 06/01/30 809,306
1,000,000 Honeywell International, Inc 4.950 09/01/31 1,007,236
1,000,000 Honeywell International, Inc 5.000 02/15/33 1,011,255
2,000,000 Honeywell International, Inc 4.500 01/15/34 1,944,507
1,500,000 Honeywell International, Inc 5.000 03/01/35 1,505,633
782,000 Honeywell International, Inc 3.812 11/21/47 633,010
575,000 Honeywell International, Inc 2.800 06/01/50 398,550
1,500,000 Honeywell International, Inc 5.250 03/01/54 1,513,522
1,000,000 Honeywell International, Inc 5.350 03/01/64 1,013,200
200,000 Hubbell, Inc 3.350 03/01/26 193,355
500,000 Hubbell, Inc 3.150 08/15/27 471,417
200,000 Hubbell, Inc 3.500 02/15/28 189,820
1,000,000 Hubbell, Inc 2.300 03/15/31 834,646

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 500,000 Huntington Ingalls Industries, Inc 3.844% 05/01/25 $ 490,674
500,000 Huntington Ingalls Industries, Inc 4.200 05/01/30 468,697
500,000 IDEX Corp 3.000 05/01/30 440,700
1,000,000 IDEX Corp 2.625 06/15/31 846,680
1,000,000 Illinois Tool Works, Inc 2.650 11/15/26 948,542
200,000 Illinois Tool Works, Inc 4.875 09/15/41 195,466
1,000,000 Illinois Tool Works, Inc 3.900 09/01/42 862,189
150,000 Ingersoll Rand, Inc 5.400 08/14/28 151,990
125,000 Ingersoll Rand, Inc 5.700 08/14/33 128,230
125,000 John Deere Capital Corp 3.400 09/11/25 122,086
1,000,000 John Deere Capital Corp 0.700 01/15/26 928,568
500,000 John Deere Capital Corp 2.250 09/14/26 469,646
1,000,000 John Deere Capital Corp 1.300 10/13/26 912,751
1,500,000 John Deere Capital Corp 1.700 01/11/27 1,378,809
250,000 John Deere Capital Corp 1.750 03/09/27 229,519
200,000 John Deere Capital Corp 2.800 09/08/27 187,600
1,000,000 John Deere Capital Corp 4.150 09/15/27 982,165
200,000 John Deere Capital Corp 3.050 01/06/28 189,322
1,000,000 John Deere Capital Corp 4.750 01/20/28 1,002,133
1,000,000 John Deere Capital Corp 4.900 03/03/28 1,006,947
2,000,000 John Deere Capital Corp 1.500 03/06/28 1,768,781
575,000 John Deere Capital Corp 4.950 07/14/28 579,334
1,500,000 John Deere Capital Corp 3.350 04/18/29 1,406,530
500,000 John Deere Capital Corp 2.800 07/18/29 456,076
1,000,000 John Deere Capital Corp 4.850 10/11/29 1,006,572
500,000 John Deere Capital Corp 2.450 01/09/30 442,599
1,500,000 John Deere Capital Corp 4.700 06/10/30 1,491,724
1,000,000 (a) John Deere Capital Corp 1.450 01/15/31 813,545
2,500,000 John Deere Capital Corp 4.900 03/07/31 2,500,682
2,000,000 John Deere Capital Corp 2.000 06/17/31 1,658,241
450,000 John Deere Capital Corp 3.900 06/07/32 422,558
1,000,000 John Deere Capital Corp 4.350 09/15/32 968,657
2,000,000 John Deere Capital Corp 5.150 09/08/33 2,042,595
474,000 Johnson Controls International plc 3.900 02/14/26 462,249
1,000,000 Johnson Controls International plc 1.750 09/15/30 822,632
1,000,000 Johnson Controls International plc 2.000 09/16/31 811,725
500,000 Johnson Controls International plc 4.900 12/01/32 491,836
207,000 Johnson Controls International plc 6.000 01/15/36 218,882
325,000 Johnson Controls International plc 4.625 07/02/44 286,963
21,000 Johnson Controls International plc 5.125 09/14/45 19,686
300,000 Johnson Controls International plc 4.500 02/15/47 258,557
72,000 Johnson Controls International plc (Step Bond) 4.950 07/02/64 64,756
200,000 Kennametal, Inc 4.625 06/15/28 196,075
1,000,000 Kennametal, Inc 2.800 03/01/31 847,603
52,000 L3Harris Technologies, Inc 3.950 05/28/24 51,840
600,000 L3Harris Technologies, Inc 3.850 12/15/26 579,835
1,000,000 L3Harris Technologies, Inc 5.400 01/15/27 1,007,135
1,275,000 L3Harris Technologies, Inc 4.400 06/15/28 1,240,124
625,000 L3Harris Technologies, Inc 4.400 06/15/28 607,904
1,000,000 L3Harris Technologies, Inc 5.050 06/01/29 996,805
175,000 L3Harris Technologies, Inc 2.900 12/15/29 155,762
1,000,000 L3Harris Technologies, Inc 1.800 01/15/31 811,981
1,000,000 L3Harris Technologies, Inc 5.250 06/01/31 998,145
1,000,000 L3Harris Technologies, Inc 5.400 07/31/33 1,006,284
1,000,000 L3Harris Technologies, Inc 5.350 06/01/34 1,000,009
300,000 L3Harris Technologies, Inc 4.854 04/27/35 286,785
600,000 L3Harris Technologies, Inc 5.054 04/27/45 566,525
1,000,000 L3Harris Technologies, Inc 5.600 07/31/53 1,015,018
100,000 Legrand France S.A. 8.500 02/15/25 102,510
100,000 Lennox International, Inc 1.350 08/01/25 94,589
100,000 Lennox International, Inc 1.700 08/01/27 89,791

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 1,000,000 Lennox International, Inc 5.500% 09/15/28 $ 1,013,532
1,100,000 Lockheed Martin Corp 3.550 01/15/26 1,073,728
750,000 Lockheed Martin Corp 5.100 11/15/27 758,577
1,000,000 Lockheed Martin Corp 4.450 05/15/28 990,498
1,000,000 Lockheed Martin Corp 4.500 02/15/29 990,518
150,000 Lockheed Martin Corp 1.850 06/15/30 126,418
625,000 Lockheed Martin Corp 3.900 06/15/32 586,530
550,000 (a) Lockheed Martin Corp 5.250 01/15/33 565,341
1,000,000 Lockheed Martin Corp 4.750 02/15/34 986,930
1,000,000 Lockheed Martin Corp 4.800 08/15/34 988,918
300,000 Lockheed Martin Corp 3.600 03/01/35 265,721
500,000 Lockheed Martin Corp 4.500 05/15/36 474,874
1,833,000 Lockheed Martin Corp 4.070 12/15/42 1,588,828
275,000 Lockheed Martin Corp 3.800 03/01/45 225,158
200,000 Lockheed Martin Corp 4.700 05/15/46 186,734
1,150,000 Lockheed Martin Corp 2.800 06/15/50 761,025
1,894,000 Lockheed Martin Corp 4.090 09/15/52 1,590,433
1,000,000 Lockheed Martin Corp 4.150 06/15/53 843,516
750,000 Lockheed Martin Corp 5.700 11/15/54 799,298
1,000,000 Lockheed Martin Corp 5.200 02/15/55 998,350
1,000,000 Lockheed Martin Corp 4.300 06/15/62 846,931
750,000 Lockheed Martin Corp 5.900 11/15/63 821,506
325,000 Lockheed Martin Corp 5.200 02/15/64 321,358
200,000 Masco Corp 3.500 11/15/27 188,917
200,000 Masco Corp 1.500 02/15/28 175,116
500,000 Masco Corp 2.000 10/01/30 409,439
550,000 Masco Corp 2.000 02/15/31 449,818
700,000 Masco Corp 4.500 05/15/47 595,865
1,000,000 Masco Corp 3.125 02/15/51 676,428
735,000 Nature Conservancy 3.957 03/01/52 621,665
1,000,000 Nordson Corp 5.600 09/15/28 1,018,508
500,000 Nordson Corp 5.800 09/15/33 521,925
300,000 Northrop Grumman Corp 3.200 02/01/27 286,931
3,275,000 Northrop Grumman Corp 3.250 01/15/28 3,094,625
1,000,000 Northrop Grumman Corp 4.600 02/01/29 988,659
425,000 Northrop Grumman Corp 4.400 05/01/30 413,383
1,500,000 Northrop Grumman Corp 4.700 03/15/33 1,464,341
1,000,000 Northrop Grumman Corp 4.900 06/01/34 982,648
100,000 Northrop Grumman Corp 5.050 11/15/40 96,877
700,000 Northrop Grumman Corp 4.750 06/01/43 644,352
300,000 Northrop Grumman Corp 3.850 04/15/45 241,418
1,450,000 Northrop Grumman Corp 4.030 10/15/47 1,185,713
1,000,000 Northrop Grumman Corp 5.250 05/01/50 980,928
1,500,000 Northrop Grumman Corp 4.950 03/15/53 1,409,128
1,000,000 Northrop Grumman Corp 5.200 06/01/54 973,905
200,000 nVent Finance Sarl 4.550 04/15/28 194,265
1,000,000 nVent Finance Sarl 2.750 11/15/31 823,474
500,000 nVent Finance Sarl 5.650 05/15/33 503,978
100,000 Oshkosh Corp 3.100 03/01/30 88,859
1,000,000 Otis Worldwide Corp 2.056 04/05/25 966,903
1,000,000 Otis Worldwide Corp 2.293 04/05/27 926,928
1,000,000 Otis Worldwide Corp 5.250 08/16/28 1,012,994
525,000 Otis Worldwide Corp 2.565 02/15/30 461,638
500,000 Otis Worldwide Corp 3.112 02/15/40 384,358
450,000 Otis Worldwide Corp 3.362 02/15/50 326,617
500,000 Owens Corning 4.200 12/01/24 494,945
300,000 Owens Corning 3.400 08/15/26 287,447
500,000 Owens Corning 3.950 08/15/29 472,699
300,000 Owens Corning 3.875 06/01/30 280,180
525,000 Owens Corning 4.300 07/15/47 432,817
350,000 Owens Corning 4.400 01/30/48 290,475

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 500,000 PACCAR Financial Corp 2.850% 04/07/25 $ 488,560
500,000 PACCAR Financial Corp 5.200 11/09/26 504,010
1,500,000 PACCAR Financial Corp 4.600 01/10/28 1,493,610
1,500,000 PACCAR Financial Corp 4.950 08/10/28 1,512,068
1,000,000 PACCAR Financial Corp 4.600 01/31/29 993,333
1,000,000 PACCAR Financial Corp 5.000 03/22/34 1,005,171
650,000 Parker-Hannifin Corp 3.250 03/01/27 619,698
1,500,000 Parker-Hannifin Corp 4.250 09/15/27 1,470,901
1,825,000 Parker-Hannifin Corp 3.250 06/14/29 1,690,726
1,500,000 Parker-Hannifin Corp 4.500 09/15/29 1,477,057
200,000 Parker-Hannifin Corp 4.200 11/21/34 185,155
200,000 Parker-Hannifin Corp 4.450 11/21/44 176,237
750,000 Parker-Hannifin Corp 4.100 03/01/47 620,645
225,000 Parker-Hannifin Corp 4.000 06/14/49 183,789
500,000 Pentair Finance Sarl 5.900 07/15/32 516,198
775,000 Precision Castparts Corp 3.250 06/15/25 757,977
400,000 Precision Castparts Corp 4.200 06/15/35 371,514
100,000 Precision Castparts Corp 3.900 01/15/43 85,124
425,000 Public Service Electric and Gas Co 2.050 08/01/50 240,776
1,000,000 Quanta Services, Inc 2.900 10/01/30 874,339
600,000 Quanta Services, Inc 2.350 01/15/32 487,545
1,000,000 Quanta Services, Inc 3.050 10/01/41 714,456
300,000 Raytheon Technologies Corp 3.150 12/15/24 294,133
1,325,000 Raytheon Technologies Corp 3.500 03/15/27 1,273,151
725,000 Raytheon Technologies Corp 3.125 05/04/27 686,780
200,000 Raytheon Technologies Corp 7.200 08/15/27 214,292
2,550,000 Raytheon Technologies Corp 4.125 11/16/28 2,466,572
2,000,000 Raytheon Technologies Corp 5.750 01/15/29 2,069,440
4,500,000 Raytheon Technologies Corp 2.250 07/01/30 3,841,795
1,500,000 Raytheon Technologies Corp 6.000 03/15/31 1,576,811
1,000,000 Raytheon Technologies Corp 1.900 09/01/31 806,077
1,000,000 Raytheon Technologies Corp 2.375 03/15/32 823,820
1,050,000 Raytheon Technologies Corp 5.150 02/27/33 1,051,997
1,500,000 Raytheon Technologies Corp 6.100 03/15/34 1,603,177
750,000 Raytheon Technologies Corp 4.450 11/16/38 675,533
100,000 Raytheon Technologies Corp 4.700 12/15/41 90,431
2,150,000 Raytheon Technologies Corp 4.500 06/01/42 1,918,320
125,000 Raytheon Technologies Corp 4.800 12/15/43 113,905
150,000 Raytheon Technologies Corp 4.200 12/15/44 120,874
1,650,000 Raytheon Technologies Corp 4.150 05/15/45 1,369,462
700,000 Raytheon Technologies Corp 4.350 04/15/47 595,920
2,325,000 Raytheon Technologies Corp 4.625 11/16/48 2,066,688
2,000,000 Raytheon Technologies Corp 3.125 07/01/50 1,365,006
1,000,000 Raytheon Technologies Corp 2.820 09/01/51 636,066
1,000,000 Raytheon Technologies Corp 3.030 03/15/52 662,146
1,000,000 Raytheon Technologies Corp 5.375 02/27/53 986,216
1,500,000 Raytheon Technologies Corp 6.400 03/15/54 1,697,037
1,500,000 (f) Regal Rexnord Corp 6.050 04/15/28 1,520,645
1,000,000 (f) Regal Rexnord Corp 6.300 02/15/30 1,023,708
325,000 (f) Regal Rexnord Corp 6.400 04/15/33 337,066
400,000 Rockwell Automation, Inc 3.500 03/01/29 380,460
150,000 Rockwell Automation, Inc 1.750 08/15/31 121,032
400,000 Rockwell Automation, Inc 4.200 03/01/49 345,028
1,000,000 Rockwell Automation, Inc 2.800 08/15/61 601,841
200,000 Snap-on, Inc 3.250 03/01/27 192,936
200,000 Snap-on, Inc 4.100 03/01/48 168,844
500,000 Snap-on, Inc 3.100 05/01/50 354,662
500,000 Stanley Black & Decker, Inc 3.400 03/01/26 482,282
1,000,000 Stanley Black & Decker, Inc 6.000 03/06/28 1,031,107
300,000 Stanley Black & Decker, Inc 4.250 11/15/28 290,918
1,000,000 Stanley Black & Decker, Inc 2.300 03/15/30 846,561

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 1,000,000 (a) Stanley Black & Decker, Inc 3.000% 05/15/32 $ 849,198
100,000 Stanley Black & Decker, Inc 5.200 09/01/40 95,034
425,000 Stanley Black & Decker, Inc 4.850 11/15/48 373,083
1,500,000 Stanley Black & Decker, Inc 2.750 11/15/50 888,264
450,000 Stanley Black & Decker, Inc 4.000 03/15/60 396,336
150,000 Textron, Inc 4.000 03/15/26 146,353
500,000 Textron, Inc 3.650 03/15/27 479,814
100,000 Textron, Inc 3.375 03/01/28 93,624
750,000 Textron, Inc 3.900 09/17/29 703,484
500,000 Textron, Inc 3.000 06/01/30 441,140
300,000 Textron, Inc 2.450 03/15/31 252,566
500,000 Textron, Inc 6.100 11/15/33 524,178
200,000 Timken Co 4.500 12/15/28 196,013
1,000,000 Timken Co 4.125 04/01/32 915,396
425,000 Trane Technologies Financing Ltd 5.250 03/03/33 431,252
400,000 Trane Technologies Global Holding Co Ltd 3.750 08/21/28 382,468
200,000 Trane Technologies Global Holding Co Ltd 5.750 06/15/43 208,153
450,000 Trane Technologies Global Holding Co Ltd 4.300 02/21/48 386,562
600,000 Trane Technologies Luxembourg Finance S.A. 3.550 11/01/24 593,427
100,000 Trane Technologies Luxembourg Finance S.A. 3.500 03/21/26 96,737
1,000,000 Trane Technologies Luxembourg Finance S.A. 3.800 03/21/29 951,439
300,000 Trane Technologies Luxembourg Finance S.A. 4.500 03/21/49 264,735
1,000,000 Triton Container International Ltd 3.250 03/15/32 811,512
100,000 Tyco Electronics Group S.A. 3.700 02/15/26 97,463
1,150,000 Tyco Electronics Group S.A. 3.125 08/15/27 1,087,502
900,000 Tyco Electronics Group S.A. 2.500 02/04/32 766,172
200,000 Valmont Industries, Inc 5.000 10/01/44 176,381
200,000 Valmont Industries, Inc 5.250 10/01/54 177,489
500,000 Westinghouse Air Brake Technologies Corp 3.200 06/15/25 485,592
300,000 Westinghouse Air Brake Technologies Corp 3.450 11/15/26 287,272
875,000 Westinghouse Air Brake Technologies Corp 4.700 09/15/28 860,650
1,000,000 Westinghouse Air Brake Technologies Corp 5.611 03/11/34 1,012,935
800,000 WW Grainger, Inc 4.600 06/15/45 744,963
200,000 WW Grainger, Inc 3.750 05/15/46 164,007
125,000 WW Grainger, Inc 4.200 05/15/47 108,631
775,000 Xylem, Inc 3.250 11/01/26 740,268
225,000 Xylem, Inc 1.950 01/30/28 202,024
150,000 Xylem, Inc 2.250 01/30/31 126,417
100,000 Xylem, Inc 4.375 11/01/46 85,859
TOTAL CAPITAL GOODS 295,296,499
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
700,000 Automatic Data Processing, Inc 3.375 09/15/25 684,730
400,000 Automatic Data Processing, Inc 1.700 05/15/28 358,019
900,000 Automatic Data Processing, Inc 1.250 09/01/30 735,329
200,000 Block Financial LLC 5.250 10/01/25 199,141
750,000 Block Financial LLC 3.875 08/15/30 681,227
350,000 Broadridge Financial Solutions, Inc 3.400 06/27/26 336,113
1,000,000 Broadridge Financial Solutions, Inc 2.900 12/01/29 885,511
1,000,000 Broadridge Financial Solutions, Inc 2.600 05/01/31 841,811
2,000,000 CDW LLC 2.670 12/01/26 1,857,155
675,000 Cintas Corp No 2 3.700 04/01/27 655,725
1,500,000 Concentrix Corp 6.600 08/02/28 1,516,832
1,500,000 Concentrix Corp 6.850 08/02/33 1,490,214
1,000,000 Corp Andina de Fomento 5.000 01/24/29 995,835
750,000 Council Of Europe Development Bank 4.125 01/24/29 742,416
125,000 Equifax, Inc 2.600 12/15/25 119,342
1,000,000 Equifax, Inc 5.100 12/15/27 999,097
1,000,000 Equifax, Inc 5.100 06/01/28 1,001,719
100,000 Equifax, Inc 3.100 05/15/30 89,210
2,000,000 Equifax, Inc 2.350 09/15/31 1,651,833
2,675,000 (a) European Investment Bank 4.375 03/19/27 2,665,641

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
$ 4,550,000 European Investment Bank 4.000% 02/15/29 $ 4,482,397
6,870,000 European Investment Bank 4.125 02/13/34 6,750,787
3,720,000 International Bank for Reconstruction & Development 4.000 01/10/31 3,636,217
1,500,000 Jacobs Engineering Group, Inc 5.900 03/01/33 1,518,467
1,000,000 Leidos, Inc 2.300 02/15/31 826,566
1,000,000 (a) Massachusetts Institute of Technology 2.294 07/01/51 618,462
300,000 Massachusetts Institute of Technology 3.885 07/01/16 228,285
625,000 RELX Capital, Inc 4.000 03/18/29 599,725
100,000 RELX Capital, Inc 3.000 05/22/30 89,752
275,000 RELX Capital, Inc 4.750 05/20/32 272,222
275,000 Republic Services, Inc 0.875 11/15/25 256,390
900,000 Republic Services, Inc 2.900 07/01/26 862,306
100,000 Republic Services, Inc 3.375 11/15/27 95,045
1,000,000 Republic Services, Inc 4.875 04/01/29 1,001,561
500,000 Republic Services, Inc 2.300 03/01/30 432,648
1,000,000 Republic Services, Inc 1.450 02/15/31 796,228
575,000 Republic Services, Inc 1.750 02/15/32 454,854
1,000,000 (a) Republic Services, Inc 2.375 03/15/33 809,099
1,000,000 Republic Services, Inc 5.000 12/15/33 993,180
425,000 Republic Services, Inc 5.000 04/01/34 421,893
1,000,000 Republic Services, Inc 3.050 03/01/50 694,735
880,000 Rockefeller Foundation 2.492 10/01/50 565,056
1,200,000 Thomson Reuters Corp 3.350 05/15/26 1,155,105
145,000 Thomson Reuters Corp 5.850 04/15/40 149,011
200,000 Thomson Reuters Corp 5.650 11/23/43 197,274
500,000 Verisk Analytics, Inc 4.000 06/15/25 491,246
850,000 Verisk Analytics, Inc 4.125 03/15/29 817,742
750,000 Verisk Analytics, Inc 5.750 04/01/33 779,635
300,000 Verisk Analytics, Inc 5.500 06/15/45 292,372
200,000 Verisk Analytics, Inc 3.625 05/15/50 148,091
750,000 Waste Connections, Inc 3.500 05/01/29 705,304
500,000 Waste Connections, Inc 2.600 02/01/30 441,642
700,000 Waste Connections, Inc 2.200 01/15/32 573,232
100,000 Waste Connections, Inc 3.200 06/01/32 88,157
425,000 Waste Connections, Inc 4.200 01/15/33 399,465
1,500,000 Waste Connections, Inc 5.000 03/01/34 1,485,536
500,000 Waste Connections, Inc 3.050 04/01/50 342,176
575,000 Waste Connections, Inc 2.950 01/15/52 385,184
500,000 Waste Management, Inc 1.150 03/15/28 435,702
1,000,000 Waste Management, Inc 4.875 02/15/29 1,009,356
1,000,000 Waste Management, Inc 2.000 06/01/29 877,317
1,000,000 Waste Management, Inc 4.625 02/15/30 995,260
1,000,000 Waste Management, Inc 1.500 03/15/31 804,553
1,500,000 Waste Management, Inc 4.150 04/15/32 1,432,819
1,000,000 Waste Management, Inc 4.625 02/15/33 978,866
1,000,000 Waste Management, Inc 4.875 02/15/34 993,159
1,000,000 Waste Management, Inc 2.950 06/01/41 747,716
250,000 Waste Management, Inc 2.500 11/15/50 155,921
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 61,794,616
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
1,325,000 Alibaba Group Holding Ltd 3.400 12/06/27 1,252,855
1,250,000 (a) Alibaba Group Holding Ltd 2.125 02/09/31 1,038,886
500,000 Alibaba Group Holding Ltd 4.500 11/28/34 472,247
750,000 Alibaba Group Holding Ltd 4.000 12/06/37 651,948
1,250,000 Alibaba Group Holding Ltd 2.700 02/09/41 877,271
1,500,000 Alibaba Group Holding Ltd 4.200 12/06/47 1,234,193
1,250,000 Alibaba Group Holding Ltd 3.150 02/09/51 831,427
750,000 Alibaba Group Holding Ltd 4.400 12/06/57 617,512
1,250,000 Alibaba Group Holding Ltd 3.250 02/09/61 797,072
1,000,000 Amazon.com, Inc 0.800 06/03/25 952,938
325,000 Amazon.com, Inc 5.200 12/03/25 326,435

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 5,000,000 Amazon.com, Inc 1.000% 05/12/26 $ 4,617,164
3,000,000 Amazon.com, Inc 3.300 04/13/27 2,885,503
1,000,000 Amazon.com, Inc 1.200 06/03/27 898,957
2,000,000 Amazon.com, Inc 3.150 08/22/27 1,906,179
3,000,000 Amazon.com, Inc 4.550 12/01/27 2,998,396
2,000,000 Amazon.com, Inc 1.650 05/12/28 1,785,839
2,000,000 Amazon.com, Inc 3.450 04/13/29 1,908,873
2,000,000 Amazon.com, Inc 4.650 12/01/29 2,011,084
1,000,000 Amazon.com, Inc 1.500 06/03/30 834,520
2,000,000 Amazon.com, Inc 2.100 05/12/31 1,696,089
2,000,000 Amazon.com, Inc 3.600 04/13/32 1,862,629
2,000,000 Amazon.com, Inc 4.700 12/01/32 2,007,666
1,800,000 Amazon.com, Inc 4.800 12/05/34 1,814,538
2,625,000 Amazon.com, Inc 3.875 08/22/37 2,369,685
2,500,000 Amazon.com, Inc 2.875 05/12/41 1,902,878
775,000 Amazon.com, Inc 4.950 12/05/44 775,907
2,875,000 Amazon.com, Inc 4.050 08/22/47 2,505,058
1,900,000 Amazon.com, Inc 2.500 06/03/50 1,212,637
1,500,000 Amazon.com, Inc 3.100 05/12/51 1,077,298
2,000,000 Amazon.com, Inc 3.950 04/13/52 1,678,771
1,900,000 Amazon.com, Inc 4.250 08/22/57 1,654,024
2,500,000 Amazon.com, Inc 3.250 05/12/61 1,755,701
2,000,000 Amazon.com, Inc 4.100 04/13/62 1,684,452
244,000 AutoNation, Inc 4.500 10/01/25 240,247
200,000 AutoNation, Inc 3.800 11/15/27 188,555
1,500,000 AutoNation, Inc 1.950 08/01/28 1,298,138
100,000 AutoNation, Inc 4.750 06/01/30 96,017
425,000 AutoNation, Inc 2.400 08/01/31 342,371
900,000 (a) AutoNation, Inc 3.850 03/01/32 799,975
200,000 AutoZone, Inc 3.250 04/15/25 195,436
500,000 AutoZone, Inc 3.625 04/15/25 490,819
100,000 AutoZone, Inc 3.125 04/21/26 96,175
650,000 AutoZone, Inc 3.750 06/01/27 626,709
1,000,000 AutoZone, Inc 4.500 02/01/28 984,487
200,000 AutoZone, Inc 3.750 04/18/29 189,170
500,000 AutoZone, Inc 4.000 04/15/30 474,379
600,000 AutoZone, Inc 1.650 01/15/31 483,526
225,000 AutoZone, Inc 4.750 08/01/32 218,283
1,000,000 AutoZone, Inc 4.750 02/01/33 966,107
1,000,000 AutoZone, Inc 5.200 08/01/33 1,001,485
500,000 AutoZone, Inc 6.550 11/01/33 547,281
500,000 (a) Best Buy Co, Inc 4.450 10/01/28 491,110
500,000 Best Buy Co, Inc 1.950 10/01/30 415,655
1,325,000 Cintas Corp No 2 4.000 05/01/32 1,249,875
2,000,000 Dell International LLC 3.375 12/15/41 1,487,782
1,000,000 (a) Dick's Sporting Goods, Inc 3.150 01/15/32 853,196
1,000,000 Dick's Sporting Goods, Inc 4.100 01/15/52 724,766
1,000,000 eBay, Inc 1.400 05/10/26 926,780
1,200,000 eBay, Inc 3.600 06/05/27 1,152,194
500,000 eBay, Inc 5.950 11/22/27 515,669
1,200,000 eBay, Inc 2.700 03/11/30 1,062,301
1,000,000 eBay, Inc 2.600 05/10/31 859,513
500,000 eBay, Inc 6.300 11/22/32 535,972
200,000 eBay, Inc 4.000 07/15/42 162,992
1,000,000 eBay, Inc 3.650 05/10/51 741,307
1,000,000 Genuine Parts Co 6.500 11/01/28 1,056,107
1,500,000 Genuine Parts Co 1.875 11/01/30 1,216,966
275,000 Genuine Parts Co 2.750 02/01/32 228,665
350,000 Home Depot, Inc 3.350 09/15/25 342,154
1,925,000 Home Depot, Inc 3.000 04/01/26 1,856,565
1,550,000 Home Depot, Inc 2.125 09/15/26 1,453,693

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 1,000,000 Home Depot, Inc 2.875% 04/15/27 $ 948,759
2,000,000 Home Depot, Inc 0.900 03/15/28 1,737,806
1,000,000 Home Depot, Inc 1.500 09/15/28 876,369
825,000 Home Depot, Inc 3.900 12/06/28 800,989
2,500,000 Home Depot, Inc 4.900 04/15/29 2,524,300
2,333,000 Home Depot, Inc 2.950 06/15/29 2,145,439
375,000 Home Depot, Inc 2.700 04/15/30 334,027
2,000,000 Home Depot, Inc 1.375 03/15/31 1,598,703
1,000,000 Home Depot, Inc 1.875 09/15/31 816,572
1,000,000 Home Depot, Inc 3.250 04/15/32 893,786
1,000,000 (a) Home Depot, Inc 4.500 09/15/32 981,904
425,000 Home Depot, Inc 5.875 12/16/36 456,426
150,000 Home Depot, Inc 5.950 04/01/41 161,076
675,000 Home Depot, Inc 4.200 04/01/43 588,129
450,000 Home Depot, Inc 4.875 02/15/44 427,241
650,000 Home Depot, Inc 4.400 03/15/45 577,501
725,000 Home Depot, Inc 4.250 04/01/46 628,046
2,100,000 Home Depot, Inc 3.900 06/15/47 1,716,372
2,000,000 Home Depot, Inc 4.500 12/06/48 1,780,529
1,000,000 Home Depot, Inc 3.125 12/15/49 699,729
2,655,000 Home Depot, Inc 3.350 04/15/50 1,948,901
3,000,000 Home Depot, Inc 2.375 03/15/51 1,783,467
1,000,000 Home Depot, Inc 2.750 09/15/51 644,406
500,000 Home Depot, Inc 3.625 04/15/52 381,878
1,000,000 Home Depot, Inc 4.950 09/15/52 959,330
675,000 Home Depot, Inc 3.500 09/15/56 500,350
500,000 JD.com, Inc 3.375 01/14/30 455,208
500,000 JD.com, Inc 4.125 01/14/50 394,576
750,000 LKQ Corp 5.750 06/15/28 763,263
750,000 LKQ Corp 6.250 06/15/33 780,930
400,000 Lowe's Cos, Inc 3.125 09/15/24 395,520
1,000,000 Lowe's Cos, Inc 4.000 04/15/25 986,393
1,000,000 Lowe's Cos, Inc 4.400 09/08/25 987,735
1,100,000 Lowe's Cos, Inc 3.375 09/15/25 1,071,690
500,000 Lowe's Cos, Inc 2.500 04/15/26 475,481
1,000,000 Lowe's Cos, Inc 3.350 04/01/27 955,478
2,000,000 Lowe's Cos, Inc 1.300 04/15/28 1,743,288
1,500,000 Lowe's Cos, Inc 1.700 09/15/28 1,311,435
775,000 Lowe's Cos, Inc 3.650 04/05/29 734,940
306,000 Lowe's Cos, Inc 4.500 04/15/30 299,209
1,500,000 Lowe's Cos, Inc 1.700 10/15/30 1,225,643
800,000 Lowe's Cos, Inc 2.625 04/01/31 688,385
1,000,000 Lowe's Cos, Inc 3.750 04/01/32 918,555
1,000,000 Lowe's Cos, Inc 5.000 04/15/33 996,066
650,000 (a) Lowe's Cos, Inc 5.150 07/01/33 655,044
700,000 Lowe's Cos, Inc 2.800 09/15/41 497,547
56,000 Lowe's Cos, Inc 4.250 09/15/44 44,833
1,075,000 Lowe's Cos, Inc 3.700 04/15/46 822,790
2,000,000 Lowe's Cos, Inc 4.050 05/03/47 1,610,612
1,425,000 Lowe's Cos, Inc 4.550 04/05/49 1,226,943
1,320,000 Lowe's Cos, Inc 5.125 04/15/50 1,235,076
450,000 Lowe's Cos, Inc 3.000 10/15/50 294,749
1,000,000 Lowe's Cos, Inc 3.500 04/01/51 714,200
500,000 Lowe's Cos, Inc 4.250 04/01/52 409,648
1,000,000 Lowe's Cos, Inc 5.625 04/15/53 1,010,007
275,000 Lowe's Cos, Inc 5.750 07/01/53 283,826
500,000 Lowe's Cos, Inc 4.450 04/01/62 408,294
1,000,000 Lowe's Cos, Inc 5.800 09/15/62 1,024,674
600,000 Lowe's Cos, Inc 5.850 04/01/63 618,907
1,000,000 O'Reilly Automotive, Inc 3.600 09/01/27 955,557
300,000 O'Reilly Automotive, Inc 4.350 06/01/28 294,446

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 500,000 O'Reilly Automotive, Inc 3.900% 06/01/29 $ 478,288
200,000 O'Reilly Automotive, Inc 1.750 03/15/31 161,851
2,000,000 O'Reilly Automotive, Inc 4.700 06/15/32 1,954,574
300,000 Ross Stores, Inc 4.600 04/15/25 297,171
500,000 Ross Stores, Inc 0.875 04/15/26 459,563
55,000 Ross Stores, Inc 4.700 04/15/27 54,381
500,000 Ross Stores, Inc 1.875 04/15/31 409,557
525,000 TJX Cos, Inc 2.250 09/15/26 494,743
1,750,000 TJX Cos, Inc 1.150 05/15/28 1,519,643
500,000 TJX Cos, Inc 1.600 05/15/31 405,290
650,000 Tractor Supply Co 1.750 11/01/30 526,923
1,000,000 Tractor Supply Co 5.250 05/15/33 1,007,431
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 141,441,452
CONSUMER DURABLES & APPAREL - 0.1%
500,000 Brunswick Corp 0.850 08/18/24 490,540
1,000,000 Brunswick Corp 5.850 03/18/29 1,010,860
1,000,000 Brunswick Corp 2.400 08/18/31 796,226
500,000 (a) Brunswick Corp 4.400 09/15/32 454,852
500,000 DR Horton, Inc 2.600 10/15/25 479,091
1,000,000 DR Horton, Inc 1.300 10/15/26 909,576
750,000 Hasbro, Inc 3.550 11/19/26 715,010
775,000 Hasbro, Inc 3.500 09/15/27 728,763
1,000,000 Hasbro, Inc 3.900 11/19/29 928,246
100,000 Hasbro, Inc 6.350 03/15/40 102,467
200,000 Hasbro, Inc 5.100 05/15/44 172,481
475,000 Leggett & Platt, Inc 3.500 11/15/27 444,457
350,000 Leggett & Platt, Inc 4.400 03/15/29 328,349
1,000,000 Leggett & Platt, Inc 3.500 11/15/51 675,609
1,900,000 Lennar Corp 4.750 11/29/27 1,875,961
500,000 MDC Holdings, Inc 3.966 08/06/61 398,680
500,000 Mohawk Industries, Inc 5.850 09/18/28 514,749
750,000 (a) Mohawk Industries, Inc 3.625 05/15/30 691,832
650,000 NIKE, Inc 2.375 11/01/26 612,260
300,000 NIKE, Inc 3.625 05/01/43 246,357
825,000 NIKE, Inc 3.875 11/01/45 689,174
200,000 NIKE, Inc 3.375 11/01/46 152,364
2,440,000 NIKE, Inc 3.375 03/27/50 1,845,921
1,000,000 NVR, Inc 3.000 05/15/30 888,015
750,000 Polaris, Inc 6.950 03/15/29 797,769
200,000 Ralph Lauren Corp 3.750 09/15/25 195,588
1,000,000 Ralph Lauren Corp 2.950 06/15/30 895,553
161,000 Tapestry, Inc 4.125 07/15/27 153,660
2,000,000 Tapestry, Inc 7.350 11/27/28 2,107,407
1,500,000 Tapestry, Inc 7.700 11/27/30 1,599,621
450,000 Tapestry, Inc 3.050 03/15/32 369,543
1,000,000 Tapestry, Inc 7.850 11/27/33 1,085,286
400,000 VF Corp 2.400 04/23/25 385,027
1,000,000 VF Corp 2.800 04/23/27 909,178
200,000 (a) VF Corp 2.950 04/23/30 165,105
925,000 (a) Whirlpool Corp 4.750 02/26/29 909,642
500,000 Whirlpool Corp 2.400 05/15/31 413,936
475,000 (a) Whirlpool Corp 4.700 05/14/32 455,233
750,000 Whirlpool Corp 5.500 03/01/33 755,930
1,000,000 Whirlpool Corp 5.750 03/01/34 1,003,178
200,000 Whirlpool Corp 4.500 06/01/46 163,632
775,000 Whirlpool Corp 4.600 05/15/50 635,292
TOTAL CONSUMER DURABLES & APPAREL 29,152,420
CONSUMER SERVICES - 0.4%
750,000 American University 3.672 04/01/49 608,314
1,000,000 Block Financial LLC 2.500 07/15/28 888,309

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 300,000 Booking Holdings, Inc 3.650% 03/15/25 $ 295,199
300,000 Booking Holdings, Inc 3.600 06/01/26 291,330
900,000 Booking Holdings, Inc 3.550 03/15/28 858,430
1,100,000 Booking Holdings, Inc 4.625 04/13/30 1,086,419
1,000,000 Brown University 2.924 09/01/50 699,392
1,000,000 Case Western Reserve University 5.405 06/01/22 976,974
500,000 Choice Hotels International, Inc 3.700 12/01/29 447,423
1,000,000 Claremont McKenna College 3.775 01/01/22 677,104
200,000 Darden Restaurants, Inc 3.850 05/01/27 192,478
500,000 Darden Restaurants, Inc 6.300 10/10/33 521,661
300,000 Darden Restaurants, Inc 4.550 02/15/48 246,706
500,000 Emory University 2.143 09/01/30 431,219
500,000 Emory University 2.969 09/01/50 350,435
1,200,000 Expedia Group, Inc 5.000 02/15/26 1,192,962
750,000 Expedia Group, Inc 4.625 08/01/27 735,720
175,000 Expedia Group, Inc 3.800 02/15/28 166,467
750,000 Expedia Group, Inc 3.250 02/15/30 675,133
270,000 Expedia Group, Inc 2.950 03/15/31 235,620
100,000 Georgetown University 4.315 04/01/49 88,337
500,000 Georgetown University 2.943 04/01/50 350,273
200,000 (a) Georgetown University 5.115 04/01/53 202,724
300,000 Georgetown University 5.215 10/01/18 283,970
200,000 GLP Capital LP 5.300 01/15/29 196,657
2,000,000 Howard University 5.209 10/01/52 1,914,246
1,000,000 Hyatt Hotels Corp 1.800 10/01/24 978,957
100,000 Hyatt Hotels Corp 5.375 04/23/25 99,722
100,000 Hyatt Hotels Corp 4.850 03/15/26 98,874
275,000 Hyatt Hotels Corp 5.750 01/30/27 279,279
200,000 Hyatt Hotels Corp 4.375 09/15/28 193,934
1,100,000 Hyatt Hotels Corp 5.750 04/23/30 1,127,936
500,000 Johns Hopkins University 4.705 07/01/32 505,128
750,000 Johns Hopkins University 2.813 01/01/60 483,247
500,000 Leland Stanford Junior University 1.289 06/01/27 450,060
300,000 Leland Stanford Junior University 3.647 05/01/48 248,578
1,000,000 Leland Stanford Junior University 2.413 06/01/50 642,390
300,000 Marriott International, Inc 3.600 04/15/24 299,715
14,000 Marriott International, Inc 5.750 05/01/25 14,027
500,000 Marriott International, Inc 5.000 10/15/27 498,515
1,250,000 Marriott International, Inc 4.000 04/15/28 1,202,082
750,000 Marriott International, Inc 5.550 10/15/28 765,831
300,000 (a) Marriott International, Inc 4.650 12/01/28 294,587
500,000 Marriott International, Inc 4.900 04/15/29 496,055
1,000,000 Marriott International, Inc 4.875 05/15/29 989,850
400,000 Marriott International, Inc 4.625 06/15/30 389,158
1,000,000 Marriott International, Inc 2.850 04/15/31 862,543
1,500,000 Marriott International, Inc 3.500 10/15/32 1,314,936
2,000,000 Marriott International, Inc 2.750 10/15/33 1,625,437
1,000,000 Marriott International, Inc 5.300 05/15/34 989,069
1,500,000 Massachusetts Institute of Technology 2.989 07/01/50 1,099,901
750,000 (a) Massachusetts Institute of Technology 5.600 07/01/11 818,572
200,000 Massachusetts Institute of Technology 4.678 07/01/14 182,329
2,000,000 McDonald's Corp 3.300 07/01/25 1,955,282
150,000 McDonald's Corp 1.450 09/01/25 142,326
2,950,000 McDonald's Corp 3.700 01/30/26 2,886,458
300,000 McDonald's Corp 3.500 03/01/27 289,740
775,000 McDonald's Corp 3.800 04/01/28 747,185
1,000,000 McDonald's Corp 4.800 08/14/28 1,002,888
1,250,000 McDonald's Corp 2.625 09/01/29 1,126,987
500,000 McDonald's Corp 2.125 03/01/30 430,293
200,000 McDonald's Corp 4.600 09/09/32 196,784
1,500,000 (a) McDonald's Corp 4.950 08/14/33 1,502,100

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 2,225,000 McDonald's Corp 4.700% 12/09/35 $ 2,164,023
250,000 McDonald's Corp 6.300 10/15/37 274,414
100,000 McDonald's Corp 6.300 03/01/38 109,932
250,000 McDonald's Corp 4.600 05/26/45 224,603
1,275,000 McDonald's Corp 4.875 12/09/45 1,189,986
725,000 McDonald's Corp 4.450 03/01/47 631,453
625,000 McDonald's Corp 4.450 09/01/48 548,097
1,825,000 McDonald's Corp 3.625 09/01/49 1,385,949
1,350,000 McDonald's Corp 4.200 04/01/50 1,127,300
500,000 McDonald's Corp 5.150 09/09/52 483,836
1,500,000 McDonald's Corp 5.450 08/14/53 1,522,126
750,000 Northeastern University 2.894 10/01/50 526,114
200,000 Northwestern University 3.868 12/01/48 169,657
750,000 Northwestern University 2.640 12/01/50 506,689
200,000 Northwestern University 3.662 12/01/57 159,113
2,000,000 President and Fellows of Harvard College 4.609 02/15/35 1,994,104
750,000 President and Fellows of Harvard College 3.619 10/01/37 649,130
200,000 President and Fellows of Harvard College 3.150 07/15/46 152,237
1,000,000 President and Fellows of Harvard College 2.517 10/15/50 658,830
1,000,000 President and Fellows of Harvard College 3.745 11/15/52 834,543
200,000 President and Fellows of Harvard College 3.300 07/15/56 148,723
3,500,000 Sands China Ltd 5.900 08/08/28 3,432,494
1,500,000 Sands China Ltd 2.850 03/08/29 1,303,745
175,000 Starbucks Corp 2.450 06/15/26 165,469
500,000 Starbucks Corp 2.000 03/12/27 460,487
750,000 Starbucks Corp 3.500 03/01/28 714,098
650,000 Starbucks Corp 4.000 11/15/28 630,610
750,000 (a) Starbucks Corp 3.550 08/15/29 708,150
500,000 Starbucks Corp 2.250 03/12/30 431,401
1,500,000 Starbucks Corp 2.550 11/15/30 1,299,967
1,500,000 Starbucks Corp 4.900 02/15/31 1,492,704
2,000,000 (a) Starbucks Corp 3.000 02/14/32 1,749,519
1,000,000 Starbucks Corp 4.800 02/15/33 990,056
1,500,000 Starbucks Corp 5.000 02/15/34 1,486,866
200,000 Starbucks Corp 4.300 06/15/45 171,819
200,000 Starbucks Corp 3.750 12/01/47 157,220
650,000 Starbucks Corp 4.500 11/15/48 569,753
1,000,000 Starbucks Corp 4.450 08/15/49 867,361
500,000 Starbucks Corp 3.350 03/12/50 356,533
1,000,000 Starbucks Corp 3.500 11/15/50 740,072
1,000,000 Thomas Jefferson University 3.847 11/01/57 751,679
500,000 Trustees of Boston College 3.129 07/01/52 360,764
100,000 Trustees of Boston University 4.061 10/01/48 86,195
1,000,000 Trustees of Princeton University 2.516 07/01/50 668,765
665,000 Trustees of Princeton University 4.201 03/01/52 604,502
1,000,000 University of Chicago 3.000 10/01/52 719,223
1,000,000 University of Miami 4.063 04/01/52 842,553
200,000 University of Notre Dame du Lac 3.438 02/15/45 166,612
200,000 University of Notre Dame du Lac 3.394 02/15/48 156,709
1,000,000 University of Southern California 2.945 10/01/51 707,002
720,000 University of Southern California 4.976 10/01/53 724,961
1,000,000 University of Southern California 3.226 10/01/20 624,788
1,000,000 Washington University 3.524 04/15/54 777,773
500,000 Washington University 4.349 04/15/22 418,312
200,000 Wesleyan University 4.781 07/01/16 169,736
200,000 William Marsh Rice University 3.574 05/15/45 164,516
200,000 William Marsh Rice University 3.774 05/15/55 165,053
500,000 Yale University 0.873 04/15/25 475,300
750,000 Yale University 1.482 04/15/30 623,917
750,000 Yale University 2.402 04/15/50 483,972
TOTAL CONSUMER SERVICES 84,725,772

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
$ 20,000 Ahold Finance USA LLC 6.875% 05/01/29 $ 21,768
1,500,000 Bunge Ltd 2.750 05/14/31 1,291,780
400,000 Costco Wholesale Corp 2.750 05/18/24 398,524
625,000 Costco Wholesale Corp 3.000 05/18/27 597,905
475,000 Costco Wholesale Corp 1.375 06/20/27 429,776
725,000 Costco Wholesale Corp 1.600 04/20/30 610,366
1,800,000 Costco Wholesale Corp 1.750 04/20/32 1,458,223
1,033,000 Diageo Capital plc 2.000 04/29/30 879,022
1,900,000 Diageo Capital plc 2.125 04/29/32 1,550,629
355,000 Dollar General Corp 4.150 11/01/25 348,140
300,000 Dollar General Corp 3.875 04/15/27 289,756
1,000,000 Dollar General Corp 4.625 11/01/27 983,790
500,000 Dollar General Corp 4.125 05/01/28 485,226
1,000,000 Dollar General Corp 5.200 07/05/28 1,005,178
500,000 Dollar General Corp 3.500 04/03/30 457,159
500,000 Dollar General Corp 5.000 11/01/32 494,044
1,000,000 (a) Dollar General Corp 5.450 07/05/33 1,003,133
500,000 Dollar General Corp 4.125 04/03/50 390,398
500,000 Dollar General Corp 5.500 11/01/52 474,633
500,000 Dollar Tree, Inc 4.000 05/15/25 491,559
500,000 Dollar Tree, Inc 4.200 05/15/28 483,234
1,000,000 Dollar Tree, Inc 2.650 12/01/31 835,256
1,000,000 Dollar Tree, Inc 3.375 12/01/51 668,204
69,000 Koninklijke Ahold Delhaize NV 5.700 10/01/40 68,943
100,000 Kroger Co 3.500 02/01/26 97,111
1,275,000 Kroger Co 2.650 10/15/26 1,202,009
175,000 Kroger Co 3.700 08/01/27 168,512
1,150,000 Kroger Co 4.500 01/15/29 1,134,539
250,000 Kroger Co 2.200 05/01/30 212,313
1,500,000 Kroger Co 1.700 01/15/31 1,212,653
100,000 Kroger Co 6.900 04/15/38 112,612
250,000 Kroger Co 5.000 04/15/42 234,920
300,000 Kroger Co 5.150 08/01/43 281,469
300,000 Kroger Co 3.875 10/15/46 232,005
900,000 Kroger Co 4.450 02/01/47 774,633
700,000 Kroger Co 4.650 01/15/48 616,152
300,000 Kroger Co 5.400 01/15/49 295,824
500,000 Kroger Co 3.950 01/15/50 398,396
125,000 SYSCO Corp 3.750 10/01/25 121,896
350,000 SYSCO Corp 3.300 07/15/26 336,116
500,000 SYSCO Corp 5.750 01/17/29 514,468
1,000,000 SYSCO Corp 2.400 02/15/30 865,281
332,000 SYSCO Corp 5.950 04/01/30 346,167
400,000 SYSCO Corp 2.450 12/14/31 333,815
2,275,000 SYSCO Corp 6.000 01/17/34 2,420,594
300,000 SYSCO Corp 4.850 10/01/45 273,998
500,000 SYSCO Corp 4.500 04/01/46 437,168
250,000 SYSCO Corp 4.450 03/15/48 212,610
550,000 SYSCO Corp 3.300 02/15/50 393,204
905,000 SYSCO Corp 6.600 04/01/50 1,032,393
675,000 SYSCO Corp 3.150 12/14/51 462,395
200,000 Target Corp 2.250 04/15/25 194,254
1,700,000 Target Corp 2.500 04/15/26 1,630,690
1,000,000 Target Corp 1.950 01/15/27 929,528
600,000 Target Corp 2.350 02/15/30 527,657
5,000,000 Target Corp 2.650 09/15/30 4,420,978
500,000 (a) Target Corp 4.500 09/15/32 489,831
1,000,000 Target Corp 4.400 01/15/33 973,831
1,000,000 Target Corp 2.950 01/15/52 678,697
1,500,000 Target Corp 4.800 01/15/53 1,410,718
5,000,000 Walmart, Inc 1.050 09/17/26 4,583,758

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
$ 3,000,000 Walmart, Inc 3.950% 09/09/27 $ 2,947,521
3,000,000 Walmart, Inc 3.900 04/15/28 2,939,549
1,000,000 Walmart, Inc 1.500 09/22/28 883,344
21,000 Walmart, Inc 2.375 09/24/29 18,916
2,000,000 Walmart, Inc 4.000 04/15/30 1,951,793
1,750,000 Walmart, Inc 1.800 09/22/31 1,452,929
5,000,000 (a) Walmart, Inc 4.150 09/09/32 4,869,335
900,000 Walmart, Inc 4.100 04/15/33 867,060
825,000 Walmart, Inc 2.500 09/22/41 592,514
1,500,000 Walmart, Inc 2.650 09/22/51 991,317
4,000,000 Walmart, Inc 4.500 09/09/52 3,707,790
850,000 Walmart, Inc 4.500 04/15/53 785,735
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 68,287,644
ENERGY - 1.7%
1,000,000 Baker Hughes Holdings LLC 2.061 12/15/26 924,172
875,000 Baker Hughes Holdings LLC 3.337 12/15/27 827,664
1,000,000 Baker Hughes Holdings LLC 3.138 11/07/29 918,367
500,000 Baker Hughes Holdings LLC 4.486 05/01/30 488,055
800,000 Baker Hughes Holdings LLC 5.125 09/15/40 788,322
875,000 Baker Hughes Holdings LLC 4.080 12/15/47 722,278
2,500,000 Berkshire Hathaway Energy Co 2.850 05/15/51 1,609,755
475,000 Boardwalk Pipelines LP 5.950 06/01/26 478,987
450,000 Boardwalk Pipelines LP 4.450 07/15/27 439,172
500,000 (a) Boardwalk Pipelines LP 4.800 05/03/29 492,591
1,000,000 Boardwalk Pipelines LP 3.400 02/15/31 886,600
1,000,000 Boardwalk Pipelines LP 3.600 09/01/32 872,686
1,000,000 Boardwalk Pipelines LP 5.625 08/01/34 1,000,445
700,000 BP Capital Markets America, Inc 3.796 09/21/25 687,995
1,800,000 BP Capital Markets America, Inc 3.410 02/11/26 1,749,827
150,000 BP Capital Markets America, Inc 3.119 05/04/26 144,491
200,000 BP Capital Markets America, Inc 3.017 01/16/27 190,900
500,000 BP Capital Markets America, Inc 3.588 04/14/27 481,709
750,000 BP Capital Markets America, Inc 3.937 09/21/28 726,453
1,300,000 BP Capital Markets America, Inc 4.234 11/06/28 1,272,230
2,000,000 BP Capital Markets America, Inc 4.699 04/10/29 1,994,980
1,000,000 BP Capital Markets America, Inc 3.633 04/06/30 941,921
1,000,000 BP Capital Markets America, Inc 1.749 08/10/30 834,334
2,000,000 BP Capital Markets America, Inc 2.721 01/12/32 1,723,272
2,350,000 BP Capital Markets America, Inc 4.812 02/13/33 2,319,223
850,000 BP Capital Markets America, Inc 4.893 09/11/33 844,078
900,000 BP Capital Markets America, Inc 4.989 04/10/34 898,832
1,000,000 BP Capital Markets America, Inc 3.060 06/17/41 759,138
2,000,000 BP Capital Markets America, Inc 3.000 02/24/50 1,364,435
950,000 BP Capital Markets America, Inc 2.772 11/10/50 614,927
2,500,000 BP Capital Markets America, Inc 2.939 06/04/51 1,669,038
1,000,000 BP Capital Markets America, Inc 3.001 03/17/52 677,137
2,500,000 BP Capital Markets America, Inc 3.379 02/08/61 1,726,973
925,000 BP Capital Markets plc 3.279 09/19/27 880,369
300,000 BP Capital Markets plc 3.723 11/28/28 286,954
750,000 Canadian Natural Resources Ltd 2.050 07/15/25 717,486
1,125,000 Canadian Natural Resources Ltd 3.850 06/01/27 1,084,942
750,000 Canadian Natural Resources Ltd 2.950 07/15/30 661,242
1,625,000 Canadian Natural Resources Ltd 6.250 03/15/38 1,691,111
800,000 Canadian Natural Resources Ltd 4.950 06/01/47 723,694
1,200,000 Cenovus Energy, Inc 2.650 01/15/32 995,341
1,425,000 (a) Cenovus Energy, Inc 3.750 02/15/52 1,047,698
3,200,000 Cheniere Corpus Christi Holdings LLC 3.700 11/15/29 2,976,540
2,000,000 Cheniere Corpus Christi Holdings LLC 2.742 12/31/39 1,615,454
1,000,000 Cheniere Energy Partners LP 4.500 10/01/29 951,747
1,000,000 Cheniere Energy Partners LP 4.000 03/01/31 908,909
1,000,000 Cheniere Energy Partners LP 3.250 01/31/32 851,835

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 2,350,000 Cheniere Energy Partners LP 5.950% 06/30/33 $ 2,402,577
600,000 (f) Cheniere Energy, Inc 5.650 04/15/34 604,284
400,000 Chevron Corp 3.326 11/17/25 391,297
2,475,000 Chevron Corp 2.954 05/16/26 2,382,931
2,225,000 Chevron Corp 1.995 05/11/27 2,056,997
600,000 Chevron Corp 2.236 05/11/30 524,782
1,000,000 Chevron Corp 3.078 05/11/50 718,067
2,000,000 Chevron USA, Inc 0.687 08/12/25 1,886,823
2,000,000 Chevron USA, Inc 1.018 08/12/27 1,775,992
1,000,000 Chevron USA, Inc 3.250 10/15/29 936,067
250,000 Chevron USA, Inc 2.343 08/12/50 152,423
775,000 Columbia Pipeline Group, Inc 4.500 06/01/25 764,054
300,000 Columbia Pipeline Group, Inc 5.800 06/01/45 296,471
750,000 ConocoPhillips 5.900 10/15/32 807,873
750,000 ConocoPhillips Co 6.950 04/15/29 824,121
875,000 ConocoPhillips Co 5.050 09/15/33 882,913
77,000 ConocoPhillips Co 4.150 11/15/34 70,929
1,700,000 ConocoPhillips Co 3.758 03/15/42 1,412,346
300,000 ConocoPhillips Co 4.300 11/15/44 263,065
850,000 ConocoPhillips Co 3.800 03/15/52 663,745
400,000 ConocoPhillips Co 5.300 05/15/53 397,193
575,000 ConocoPhillips Co 5.550 03/15/54 592,614
3,612,000 ConocoPhillips Co 4.025 03/15/62 2,862,462
1,500,000 ConocoPhillips Co 5.700 09/15/63 1,572,181
750,000 Consolidated Edison Co of New York, Inc 5.500 03/15/34 774,772
1,500,000 Continental Resources, Inc 4.375 01/15/28 1,449,531
525,000 Coterra Energy, Inc 3.900 05/15/27 505,303
300,000 Coterra Energy, Inc 4.375 03/15/29 288,807
1,000,000 Coterra Energy, Inc 5.600 03/15/34 1,007,535
1,000,000 DCP Midstream Operating LP 5.375 07/15/25 996,242
1,000,000 DCP Midstream Operating LP 5.625 07/15/27 1,008,383
1,000,000 DCP Midstream Operating LP 5.125 05/15/29 997,155
2,000,000 Devon Energy Corp 4.500 01/15/30 1,927,715
885,000 Devon Energy Corp 5.600 07/15/41 853,015
700,000 Devon Energy Corp 4.750 05/15/42 609,263
1,100,000 Devon Energy Corp 5.000 06/15/45 976,012
425,000 Diamondback Energy, Inc 3.250 12/01/26 407,417
1,000,000 Diamondback Energy, Inc 3.500 12/01/29 925,038
650,000 Diamondback Energy, Inc 3.125 03/24/31 575,839
1,000,000 Diamondback Energy, Inc 6.250 03/15/33 1,066,085
1,000,000 Diamondback Energy, Inc 4.400 03/24/51 828,388
450,000 Diamondback Energy, Inc 4.250 03/15/52 364,244
1,000,000 Diamondback Energy, Inc 6.250 03/15/53 1,078,852
750,000 Eastern Gas Transmission & Storage, Inc 3.000 11/15/29 670,090
200,000 Eastern Gas Transmission & Storage, Inc 4.800 11/01/43 178,567
200,000 Eastern Gas Transmission & Storage, Inc 4.600 12/15/44 171,827
1,200,000 Enbridge Energy Partners LP 5.875 10/15/25 1,206,959
300,000 Enbridge Energy Partners LP 5.500 09/15/40 295,459
200,000 Enbridge Energy Partners LP 7.375 10/15/45 234,623
1,500,000 Enbridge, Inc 1.600 10/04/26 1,374,241
100,000 Enbridge, Inc 4.250 12/01/26 97,980
100,000 Enbridge, Inc 3.700 07/15/27 96,122
1,500,000 Enbridge, Inc 6.000 11/15/28 1,559,598
500,000 Enbridge, Inc 3.125 11/15/29 456,435
1,000,000 Enbridge, Inc 6.200 11/15/30 1,059,430
500,000 Enbridge, Inc 5.700 03/08/33 512,077
1,500,000 Enbridge, Inc 2.500 08/01/33 1,208,641
300,000 Enbridge, Inc 4.500 06/10/44 258,258
925,000 Enbridge, Inc 5.500 12/01/46 907,808
1,000,000 Enbridge, Inc 4.000 11/15/49 778,814
2,000,000 Enbridge, Inc 3.400 08/01/51 1,406,524

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,000,000 Enbridge, Inc 6.700% 11/15/53 $ 1,130,230
1,000,000 Enbridge, Inc 8.250 01/15/84 1,040,597
1,000,000 Enbridge, Inc 8.500 01/15/84 1,086,535
825,000 Energy Transfer LP 4.050 03/15/25 812,803
400,000 Energy Transfer LP 2.900 05/15/25 388,235
200,000 Energy Transfer LP 5.950 12/01/25 201,283
325,000 Energy Transfer LP 4.750 01/15/26 321,578
400,000 Energy Transfer LP 3.900 07/15/26 387,878
200,000 Energy Transfer LP 4.400 03/15/27 195,710
250,000 Energy Transfer LP 4.200 04/15/27 243,081
1,000,000 Energy Transfer LP 5.550 02/15/28 1,014,172
1,250,000 Energy Transfer LP 4.950 05/15/28 1,239,551
350,000 Energy Transfer LP 4.950 06/15/28 347,188
1,000,000 Energy Transfer LP 6.100 12/01/28 1,036,700
2,600,000 Energy Transfer LP 5.250 04/15/29 2,602,874
500,000 Energy Transfer LP 4.150 09/15/29 474,548
3,125,000 Energy Transfer LP 3.750 05/15/30 2,880,325
1,000,000 Energy Transfer LP 6.400 12/01/30 1,055,573
2,100,000 Energy Transfer LP 5.750 02/15/33 2,133,276
1,550,000 Energy Transfer LP 6.550 12/01/33 1,663,913
2,400,000 Energy Transfer LP 5.550 05/15/34 2,407,310
400,000 Energy Transfer LP 4.900 03/15/35 378,131
500,000 Energy Transfer LP 5.800 06/15/38 497,021
140,000 Energy Transfer LP 7.500 07/01/38 160,892
650,000 Energy Transfer LP 6.500 02/01/42 689,356
100,000 Energy Transfer LP 6.100 02/15/42 101,138
200,000 Energy Transfer LP 5.150 02/01/43 178,664
200,000 Energy Transfer LP 5.950 10/01/43 197,601
300,000 Energy Transfer LP 5.300 04/01/44 275,771
100,000 Energy Transfer LP 5.000 05/15/44 88,439
550,000 Energy Transfer LP 5.150 03/15/45 499,749
200,000 Energy Transfer LP 5.350 05/15/45 184,685
625,000 Energy Transfer LP 6.125 12/15/45 628,216
500,000 Energy Transfer LP 5.300 04/15/47 454,586
1,225,000 Energy Transfer LP 5.400 10/01/47 1,130,513
1,025,000 Energy Transfer LP 6.000 06/15/48 1,018,777
2,750,000 Energy Transfer LP 6.250 04/15/49 2,822,419
2,175,000 Energy Transfer LP 5.000 05/15/50 1,908,278
2,400,000 Energy Transfer LP 5.950 05/15/54 2,395,071
225,000 Enterprise Products Operating LLC 3.750 02/15/25 221,911
450,000 Enterprise Products Operating LLC 3.700 02/15/26 439,684
3,065,000 Enterprise Products Operating LLC 3.950 02/15/27 2,992,951
725,000 Enterprise Products Operating LLC 4.150 10/16/28 705,238
1,450,000 Enterprise Products Operating LLC 3.125 07/31/29 1,337,480
750,000 Enterprise Products Operating LLC 2.800 01/31/30 672,227
1,500,000 Enterprise Products Operating LLC 5.350 01/31/33 1,531,056
1,500,000 Enterprise Products Operating LLC 4.850 01/31/34 1,477,527
480,000 Enterprise Products Operating LLC 6.125 10/15/39 513,003
175,000 Enterprise Products Operating LLC 5.950 02/01/41 185,203
525,000 Enterprise Products Operating LLC 4.850 08/15/42 492,689
325,000 Enterprise Products Operating LLC 4.450 02/15/43 289,851
1,775,000 Enterprise Products Operating LLC 4.850 03/15/44 1,658,816
775,000 Enterprise Products Operating LLC 5.100 02/15/45 743,642
500,000 Enterprise Products Operating LLC 4.900 05/15/46 467,258
675,000 Enterprise Products Operating LLC 4.250 02/15/48 577,646
2,475,000 Enterprise Products Operating LLC 4.800 02/01/49 2,279,526
950,000 Enterprise Products Operating LLC 4.200 01/31/50 803,096
1,000,000 Enterprise Products Operating LLC 3.200 02/15/52 700,519
1,425,000 Enterprise Products Operating LLC 3.300 02/15/53 1,011,247
200,000 Enterprise Products Operating LLC 4.950 10/15/54 186,616
1,625,000 Enterprise Products Operating LLC 3.950 01/31/60 1,263,272

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 700,000 Enterprise Products Operating LLC 5.250% 08/16/77 $ 664,234
100,000 Enterprise Products Operating LLC 8.573 08/16/77 99,810
400,000 Enterprise Products Operating LLC 5.375 02/15/78 372,788
475,000 EOG Resources, Inc 4.150 01/15/26 468,053
500,000 EOG Resources, Inc 4.375 04/15/30 489,131
200,000 EOG Resources, Inc 3.900 04/01/35 182,107
200,000 EOG Resources, Inc 5.100 01/15/36 196,586
500,000 (a) EOG Resources, Inc 4.950 04/15/50 475,627
1,660,000 EQT Corp 6.125 02/01/25 1,661,977
2,000,000 (a) EQT Corp 5.750 02/01/34 1,993,400
500,000 Equinor ASA 3.250 11/10/24 493,492
500,000 Equinor ASA 2.875 04/06/25 488,349
400,000 Equinor ASA 1.750 01/22/26 378,026
500,000 Equinor ASA 3.000 04/06/27 474,446
1,500,000 Equinor ASA 3.625 09/10/28 1,443,560
300,000 Equinor ASA 3.125 04/06/30 275,436
1,175,000 Equinor ASA 2.375 05/22/30 1,028,898
300,000 Equinor ASA 3.625 04/06/40 249,950
200,000 Equinor ASA 5.100 08/17/40 199,690
400,000 Equinor ASA 4.250 11/23/41 358,126
300,000 Equinor ASA 3.950 05/15/43 253,689
1,300,000 Equinor ASA 4.800 11/08/43 1,234,605
750,000 Equinor ASA 3.250 11/18/49 546,356
1,300,000 Equinor ASA 3.700 04/06/50 1,030,714
4,177,000 Exxon Mobil Corp 3.043 03/01/26 4,045,519
1,000,000 Exxon Mobil Corp 2.275 08/16/26 946,777
1,750,000 Exxon Mobil Corp 3.294 03/19/27 1,692,882
1,000,000 Exxon Mobil Corp 2.440 08/16/29 897,810
750,000 Exxon Mobil Corp 3.482 03/19/30 706,917
750,000 Exxon Mobil Corp 2.610 10/15/30 664,558
1,000,000 Exxon Mobil Corp 2.995 08/16/39 782,373
3,250,000 Exxon Mobil Corp 4.227 03/19/40 2,960,725
500,000 Exxon Mobil Corp 3.567 03/06/45 399,344
1,225,000 Exxon Mobil Corp 4.114 03/01/46 1,056,559
1,400,000 Exxon Mobil Corp 3.095 08/16/49 999,901
2,100,000 Exxon Mobil Corp 4.327 03/19/50 1,858,297
2,800,000 Exxon Mobil Corp 3.452 04/15/51 2,121,237
75,000 Halliburton Co 3.800 11/15/25 73,309
2,000,000 Halliburton Co 2.920 03/01/30 1,793,473
500,000 Halliburton Co 4.850 11/15/35 486,280
125,000 Halliburton Co 6.700 09/15/38 140,785
125,000 Halliburton Co 7.450 09/15/39 151,096
750,000 Halliburton Co 4.750 08/01/43 688,802
2,825,000 Halliburton Co 5.000 11/15/45 2,652,269
1,000,000 Helmerich & Payne, Inc 2.900 09/29/31 839,765
200,000 Hess Corp 3.500 07/15/24 198,571
2,100,000 Hess Corp 4.300 04/01/27 2,059,081
200,000 Hess Corp 6.000 01/15/40 211,074
1,190,000 Hess Corp 5.600 02/15/41 1,212,743
900,000 Hess Corp 5.800 04/01/47 925,372
200,000 HF Sinclair Corp 5.875 04/01/26 201,337
500,000 HF Sinclair Corp 4.500 10/01/30 468,698
500,000 Kinder Morgan Energy Partners LP 4.250 09/01/24 496,777
300,000 Kinder Morgan Energy Partners LP 6.950 01/15/38 328,282
535,000 Kinder Morgan Energy Partners LP 6.500 09/01/39 557,232
400,000 Kinder Morgan Energy Partners LP 4.700 11/01/42 341,352
500,000 Kinder Morgan Energy Partners LP 5.000 03/01/43 442,295
400,000 Kinder Morgan Energy Partners LP 5.500 03/01/44 380,586
200,000 Kinder Morgan Energy Partners LP 5.400 09/01/44 185,980
1,500,000 Kinder Morgan, Inc 1.750 11/15/26 1,375,944
2,825,000 Kinder Morgan, Inc 4.300 03/01/28 2,756,979

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,000,000 Kinder Morgan, Inc 5.000% 02/01/29 $ 995,888
450,000 Kinder Morgan, Inc 2.000 02/15/31 370,103
300,000 Kinder Morgan, Inc 7.750 01/15/32 340,458
1,250,000 Kinder Morgan, Inc 4.800 02/01/33 1,194,959
1,000,000 Kinder Morgan, Inc 5.200 06/01/33 984,822
1,000,000 Kinder Morgan, Inc 5.400 02/01/34 995,988
3,300,000 Kinder Morgan, Inc 5.300 12/01/34 3,244,506
1,600,000 Kinder Morgan, Inc 5.550 06/01/45 1,526,697
2,325,000 Kinder Morgan, Inc 5.200 03/01/48 2,092,275
500,000 Kinder Morgan, Inc 3.250 08/01/50 329,772
2,500,000 Kinder Morgan, Inc 3.600 02/15/51 1,745,137
750,000 Kinder Morgan, Inc 5.450 08/01/52 707,870
1,500,000 Magellan Midstream Partners LP 3.950 03/01/50 1,106,180
1,475,000 Marathon Oil Corp 4.400 07/15/27 1,433,319
325,000 Marathon Oil Corp 5.300 04/01/29 324,410
1,000,000 Marathon Oil Corp 5.700 04/01/34 999,951
505,000 Marathon Oil Corp 6.600 10/01/37 531,302
600,000 Marathon Oil Corp 5.200 06/01/45 538,717
500,000 Marathon Petroleum Corp 4.700 05/01/25 495,754
200,000 Marathon Petroleum Corp 3.800 04/01/28 191,891
800,000 Marathon Petroleum Corp 6.500 03/01/41 869,831
450,000 Marathon Petroleum Corp 4.750 09/15/44 400,398
250,000 Marathon Petroleum Corp 5.850 12/15/45 247,362
600,000 Marathon Petroleum Corp 4.500 04/01/48 506,716
200,000 Marathon Petroleum Corp 5.000 09/15/54 178,004
2,500,000 MPLX LP 4.875 06/01/25 2,479,077
2,800,000 MPLX LP 1.750 03/01/26 2,617,423
100,000 MPLX LP 4.125 03/01/27 97,453
150,000 MPLX LP 4.250 12/01/27 145,882
475,000 MPLX LP 4.000 03/15/28 457,372
2,125,000 MPLX LP 2.650 08/15/30 1,827,715
500,000 MPLX LP 4.950 09/01/32 485,695
1,000,000 MPLX LP 5.000 03/01/33 970,751
975,000 MPLX LP 4.500 04/15/38 865,838
375,000 MPLX LP 5.200 03/01/47 343,035
700,000 MPLX LP 5.200 12/01/47 643,442
825,000 MPLX LP 4.700 04/15/48 703,782
850,000 MPLX LP 5.500 02/15/49 809,165
1,000,000 MPLX LP 4.950 03/14/52 878,364
600,000 MPLX LP 5.650 03/01/53 586,876
1,600,000 MPLX LP 4.900 04/15/58 1,340,024
500,000 National Oilwell Varco, Inc 3.600 12/01/29 459,794
800,000 National Oilwell Varco, Inc 3.950 12/01/42 610,083
1,000,000 Northwest Pipeline LLC 4.000 04/01/27 970,885
1,500,000 Occidental Petroleum Corp 5.500 12/01/25 1,498,959
1,500,000 Occidental Petroleum Corp 5.550 03/15/26 1,505,537
1,500,000 Occidental Petroleum Corp 8.875 07/15/30 1,742,520
2,000,000 Occidental Petroleum Corp 6.625 09/01/30 2,119,400
1,500,000 Occidental Petroleum Corp 7.500 05/01/31 1,669,677
3,000,000 Occidental Petroleum Corp 6.450 09/15/36 3,198,795
1,500,000 Occidental Petroleum Corp 6.600 03/15/46 1,616,592
700,000 ONEOK Partners LP 4.900 03/15/25 694,836
130,000 ONEOK Partners LP 6.650 10/01/36 139,604
250,000 ONEOK Partners LP 6.850 10/15/37 272,004
100,000 ONEOK Partners LP 6.125 02/01/41 103,469
100,000 ONEOK, Inc 5.850 01/15/26 100,950
900,000 ONEOK, Inc 5.000 03/01/26 894,441
1,300,000 ONEOK, Inc 4.000 07/13/27 1,256,578
725,000 ONEOK, Inc 4.550 07/15/28 711,117
2,000,000 ONEOK, Inc 5.650 11/01/28 2,044,408
325,000 ONEOK, Inc 4.350 03/15/29 314,954

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 500,000 ONEOK, Inc 3.400% 09/01/29 $ 460,595
500,000 ONEOK, Inc 3.100 03/15/30 447,114
475,000 ONEOK, Inc 3.250 06/01/30 429,356
2,000,000 ONEOK, Inc 5.800 11/01/30 2,060,365
175,000 ONEOK, Inc 6.350 01/15/31 185,286
825,000 ONEOK, Inc 6.100 11/15/32 864,347
1,500,000 ONEOK, Inc 6.050 09/01/33 1,564,431
225,000 ONEOK, Inc 4.250 09/15/46 180,767
675,000 ONEOK, Inc 4.950 07/13/47 593,326
425,000 ONEOK, Inc 4.200 10/03/47 336,030
1,350,000 ONEOK, Inc 5.200 07/15/48 1,239,322
525,000 ONEOK, Inc 4.850 02/01/49 457,270
1,000,000 ONEOK, Inc 4.450 09/01/49 809,503
500,000 ONEOK, Inc 4.500 03/15/50 407,710
300,000 ONEOK, Inc 7.150 01/15/51 337,785
1,500,000 ONEOK, Inc 6.625 09/01/53 1,653,154
1,500,000 Ovintiv, Inc 5.375 01/01/26 1,493,890
500,000 Ovintiv, Inc 5.650 05/15/28 508,267
1,000,000 Ovintiv, Inc 6.250 07/15/33 1,039,697
1,000,000 Ovintiv, Inc 6.500 08/15/34 1,060,790
500,000 Ovintiv, Inc 7.100 07/15/53 559,417
500,000 Patterson-UTI Energy, Inc 7.150 10/01/33 537,521
1,000,000 Phillips 66 3.850 04/09/25 984,695
925,000 Phillips 66 1.300 02/15/26 860,579
1,000,000 Phillips 66 3.900 03/15/28 965,668
738,000 Phillips 66 4.650 11/15/34 702,562
125,000 Phillips 66 5.875 05/01/42 131,322
2,375,000 Phillips 66 4.875 11/15/44 2,216,830
825,000 Phillips 66 3.300 03/15/52 577,058
100,000 Phillips 66 Co 3.550 10/01/26 96,577
1,000,000 Phillips 66 Co 4.950 12/01/27 1,000,633
675,000 Phillips 66 Co 3.750 03/01/28 645,313
500,000 Phillips 66 Co 3.150 12/15/29 453,823
1,000,000 Phillips 66 Co 5.250 06/15/31 1,013,332
1,125,000 Phillips 66 Co 5.300 06/30/33 1,131,968
425,000 Phillips 66 Co 4.680 02/15/45 377,268
350,000 Phillips 66 Co 4.900 10/01/46 322,003
1,000,000 Phillips 66 Co 5.650 06/15/54 1,014,774
2,000,000 Pioneer Natural Resources Co 1.125 01/15/26 1,861,257
350,000 Pioneer Natural Resources Co 5.100 03/29/26 349,559
750,000 Pioneer Natural Resources Co 2.150 01/15/31 631,005
575,000 Plains All American Pipeline LP 3.600 11/01/24 567,696
1,025,000 Plains All American Pipeline LP 4.650 10/15/25 1,011,078
2,075,000 Plains All American Pipeline LP 4.500 12/15/26 2,037,214
1,500,000 Plains All American Pipeline LP 3.550 12/15/29 1,376,534
1,000,000 Plains All American Pipeline LP 3.800 09/15/30 916,314
100,000 Plains All American Pipeline LP 6.650 01/15/37 107,018
250,000 Plains All American Pipeline LP 5.150 06/01/42 225,665
300,000 Plains All American Pipeline LP 4.700 06/15/44 254,628
300,000 Plains All American Pipeline LP 4.900 02/15/45 261,045
275,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 277,170
2,675,000 Sabine Pass Liquefaction LLC 5.000 03/15/27 2,667,177
550,000 Sabine Pass Liquefaction LLC 4.200 03/15/28 532,525
1,500,000 Sabine Pass Liquefaction LLC 4.500 05/15/30 1,442,567
1,000,000 Sabine Pass Liquefaction LLC 5.900 09/15/37 1,038,480
750,000 Schlumberger Finance Canada Ltd 1.400 09/17/25 711,218
1,500,000 Schlumberger Investment S.A. 2.650 06/26/30 1,328,739
1,000,000 (a) Schlumberger Investment S.A. 4.850 05/15/33 1,000,779
5,075,000 Shell International Finance BV 3.250 05/11/25 4,974,662
2,075,000 Shell International Finance BV 2.875 05/10/26 1,992,542
925,000 Shell International Finance BV 2.500 09/12/26 876,693

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,225,000 Shell International Finance BV 3.875% 11/13/28 $ 1,187,343
4,000,000 Shell International Finance BV 2.375 11/07/29 3,557,918
1,000,000 Shell International Finance BV 2.750 04/06/30 899,343
500,000 Shell International Finance BV 4.125 05/11/35 467,713
350,000 Shell International Finance BV 6.375 12/15/38 396,014
100,000 Shell International Finance BV 5.500 03/25/40 104,428
1,500,000 Shell International Finance BV 2.875 11/26/41 1,113,974
1,200,000 Shell International Finance BV 4.550 08/12/43 1,114,457
2,025,000 Shell International Finance BV 4.375 05/11/45 1,810,726
650,000 Shell International Finance BV 4.000 05/10/46 546,746
3,180,000 Shell International Finance BV 3.750 09/12/46 2,567,763
1,500,000 Shell International Finance BV 3.125 11/07/49 1,064,845
1,500,000 Shell International Finance BV 3.250 04/06/50 1,088,913
1,000,000 Shell International Finance BV 3.000 11/26/51 682,777
400,000 Spectra Energy Partners LP 3.500 03/15/25 392,117
1,100,000 Spectra Energy Partners LP 3.375 10/15/26 1,052,997
200,000 Spectra Energy Partners LP 5.950 09/25/43 200,041
600,000 Spectra Energy Partners LP 4.500 03/15/45 507,351
250,000 Suncor Energy, Inc 6.800 05/15/38 270,659
1,625,000 Suncor Energy, Inc 6.500 06/15/38 1,732,220
1,550,000 Suncor Energy, Inc 4.000 11/15/47 1,203,912
1,000,000 Suncor Energy, Inc 3.750 03/04/51 741,245
2,000,000 Targa Resources Corp 5.200 07/01/27 1,997,103
350,000 Targa Resources Corp 4.200 02/01/33 319,094
750,000 Targa Resources Corp 6.125 03/15/33 782,454
575,000 Targa Resources Corp 4.950 04/15/52 503,779
1,250,000 Targa Resources Corp 6.250 07/01/52 1,297,544
750,000 Targa Resources Corp 6.500 02/15/53 803,687
1,000,000 Targa Resources Partners LP 6.875 01/15/29 1,028,935
400,000 Targa Resources Partners LP 6.150 03/01/29 416,883
1,000,000 Targa Resources Partners LP 5.500 03/01/30 995,076
500,000 Targa Resources Partners LP 6.500 03/30/34 537,237
300,000 TC PipeLines LP 4.375 03/13/25 296,138
350,000 TC PipeLines LP 3.900 05/25/27 334,788
1,000,000 Tosco Corp 8.125 02/15/30 1,155,839
450,000 Total Capital International S.A. 3.750 04/10/24 449,785
1,300,000 Total Capital International S.A. 2.829 01/10/30 1,174,215
500,000 TotalEnergies Capital International S.A. 2.434 01/10/25 489,003
900,000 TotalEnergies Capital International S.A. 3.455 02/19/29 852,637
775,000 TotalEnergies Capital International S.A. 2.986 06/29/41 586,097
500,000 TotalEnergies Capital International S.A. 3.461 07/12/49 376,879
1,500,000 TotalEnergies Capital International S.A. 3.127 05/29/50 1,068,236
1,000,000 TotalEnergies Capital International S.A. 3.386 06/29/60 702,188
1,125,000 TotalEnergies Capital S.A. 3.883 10/11/28 1,089,020
1,225,000 TransCanada PipeLines Ltd 4.875 01/15/26 1,216,657
4,000,000 TransCanada PipeLines Ltd 4.100 04/15/30 3,777,564
1,000,000 TransCanada PipeLines Ltd 2.500 10/12/31 831,930
1,925,000 TransCanada PipeLines Ltd 4.625 03/01/34 1,817,275
100,000 TransCanada PipeLines Ltd 6.200 10/15/37 104,495
500,000 TransCanada PipeLines Ltd 4.750 05/15/38 459,844
200,000 TransCanada PipeLines Ltd 7.625 01/15/39 236,996
125,000 TransCanada PipeLines Ltd 6.100 06/01/40 129,211
1,200,000 TransCanada PipeLines Ltd 5.000 10/16/43 1,091,302
750,000 TransCanada PipeLines Ltd 4.875 05/15/48 666,961
1,425,000 (a) TransCanada PipeLines Ltd 5.100 03/15/49 1,325,839
700,000 Transcontinental Gas Pipe Line Co LLC 7.850 02/01/26 726,128
1,200,000 Transcontinental Gas Pipe Line Co LLC 4.000 03/15/28 1,156,039
500,000 Transcontinental Gas Pipe Line Co LLC 3.250 05/15/30 452,483
850,000 Transcontinental Gas Pipe Line Co LLC 4.600 03/15/48 752,504
500,000 Transcontinental Gas Pipe Line Co LLC 3.950 05/15/50 395,255
750,000 Valero Energy Corp 2.150 09/15/27 683,964

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 342,000 Valero Energy Corp 4.350% 06/01/28 $ 334,219
1,500,000 Valero Energy Corp 2.800 12/01/31 1,281,081
455,000 Valero Energy Corp 7.500 04/15/32 522,332
850,000 Valero Energy Corp 6.625 06/15/37 926,618
300,000 Valero Energy Corp 4.900 03/15/45 276,227
1,500,000 Valero Energy Corp 3.650 12/01/51 1,085,582
1,000,000 Valero Energy Corp 4.000 06/01/52 769,719
300,000 Valero Energy Partners LP 4.500 03/15/28 294,401
750,000 Western Midstream Operating LP 6.350 01/15/29 777,819
2,000,000 Western Midstream Operating LP 4.300 02/01/30 1,866,053
3,500,000 Western Midstream Operating LP 6.150 04/01/33 3,588,605
925,000 Williams Cos, Inc 4.000 09/15/25 907,354
1,300,000 Williams Cos, Inc 3.750 06/15/27 1,251,012
1,300,000 Williams Cos, Inc 5.300 08/15/28 1,311,011
1,000,000 Williams Cos, Inc 4.900 03/15/29 993,378
3,500,000 Williams Cos, Inc 2.600 03/15/31 2,982,076
1,000,000 Williams Cos, Inc 4.650 08/15/32 963,715
625,000 Williams Cos, Inc 5.650 03/15/33 641,236
750,000 Williams Cos, Inc 5.150 03/15/34 743,240
300,000 Williams Cos, Inc 6.300 04/15/40 316,508
300,000 Williams Cos, Inc 5.800 11/15/43 299,252
300,000 Williams Cos, Inc 5.400 03/04/44 283,816
1,000,000 Williams Cos, Inc 4.900 01/15/45 899,264
225,000 Williams Cos, Inc 5.100 09/15/45 208,169
1,700,000 Williams Cos, Inc 4.850 03/01/48 1,515,743
1,500,000 Williams Cos, Inc 3.500 10/15/51 1,065,982
500,000 Williams Cos, Inc 5.300 08/15/52 477,562
TOTAL ENERGY 409,859,981
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
550,000 Agree LP 2.000 06/15/28 483,577
150,000 Agree LP 2.900 10/01/30 128,957
200,000 Agree LP 4.800 10/01/32 189,201
500,000 Agree LP 2.600 06/15/33 392,614
100,000 Alexandria Real Estate Equities, Inc 3.450 04/30/25 97,904
200,000 Alexandria Real Estate Equities, Inc 4.300 01/15/26 196,630
500,000 Alexandria Real Estate Equities, Inc 3.800 04/15/26 486,056
200,000 Alexandria Real Estate Equities, Inc 4.500 07/30/29 193,136
425,000 Alexandria Real Estate Equities, Inc 2.750 12/15/29 372,557
100,000 Alexandria Real Estate Equities, Inc 4.700 07/01/30 96,955
275,000 Alexandria Real Estate Equities, Inc 3.375 08/15/31 245,201
1,500,000 Alexandria Real Estate Equities, Inc 2.000 05/18/32 1,175,540
450,000 Alexandria Real Estate Equities, Inc 1.875 02/01/33 341,862
800,000 Alexandria Real Estate Equities, Inc 2.950 03/15/34 657,213
600,000 Alexandria Real Estate Equities, Inc 4.750 04/15/35 566,984
1,000,000 Alexandria Real Estate Equities, Inc 5.250 05/15/36 981,442
500,000 Alexandria Real Estate Equities, Inc 4.850 04/15/49 438,735
700,000 Alexandria Real Estate Equities, Inc 4.000 02/01/50 538,740
1,000,000 Alexandria Real Estate Equities, Inc 3.000 05/18/51 634,731
1,500,000 Alexandria Real Estate Equities, Inc 3.550 03/15/52 1,052,269
200,000 Alexandria Real Estate Equities, Inc 5.150 04/15/53 184,195
500,000 Alexandria Real Estate Equities, Inc 5.625 05/15/54 492,001
1,000,000 American Assets Trust LP 3.375 02/01/31 815,197
500,000 American Homes 4 Rent LP 4.900 02/15/29 490,409
250,000 American Homes 4 Rent LP 2.375 07/15/31 203,057
750,000 American Homes 4 Rent LP 3.625 04/15/32 659,529
1,000,000 American Homes 4 Rent LP 5.500 02/01/34 996,991
250,000 American Homes 4 Rent LP 3.375 07/15/51 166,453
500,000 American Homes 4 Rent LP 4.300 04/15/52 391,774
750,000 American Tower Corp 2.400 03/15/25 727,080
525,000 American Tower Corp 4.000 06/01/25 515,827
1,350,000 American Tower Corp 1.300 09/15/25 1,272,093

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 200,000 American Tower Corp 4.400% 02/15/26 $ 196,504
1,000,000 American Tower Corp 1.600 04/15/26 928,643
1,000,000 American Tower Corp 1.450 09/15/26 911,429
425,000 American Tower Corp 3.375 10/15/26 405,935
750,000 American Tower Corp 2.750 01/15/27 702,334
500,000 American Tower Corp 3.125 01/15/27 472,752
500,000 American Tower Corp 3.650 03/15/27 479,275
150,000 American Tower Corp 3.550 07/15/27 142,590
1,000,000 American Tower Corp 5.500 03/15/28 1,008,374
1,250,000 American Tower Corp 5.800 11/15/28 1,279,788
1,000,000 American Tower Corp 5.200 02/15/29 999,514
350,000 American Tower Corp 3.950 03/15/29 330,653
750,000 American Tower Corp 2.900 01/15/30 659,428
750,000 American Tower Corp 2.100 06/15/30 623,033
725,000 American Tower Corp 1.875 10/15/30 587,831
1,000,000 American Tower Corp 2.700 04/15/31 846,558
1,000,000 American Tower Corp 2.300 09/15/31 816,181
500,000 American Tower Corp 4.050 03/15/32 457,584
1,000,000 American Tower Corp 5.650 03/15/33 1,015,645
1,250,000 American Tower Corp 5.900 11/15/33 1,294,357
1,000,000 American Tower Corp 5.450 02/15/34 1,001,630
1,350,000 American Tower Corp 3.700 10/15/49 1,003,310
425,000 American Tower Corp 3.100 06/15/50 281,793
1,000,000 American Tower Corp 2.950 01/15/51 644,813
200,000 AvalonBay Communities, Inc 2.950 05/11/26 191,343
100,000 AvalonBay Communities, Inc 2.900 10/15/26 94,765
1,200,000 AvalonBay Communities, Inc 3.350 05/15/27 1,143,698
200,000 AvalonBay Communities, Inc 3.200 01/15/28 188,047
500,000 AvalonBay Communities, Inc 1.900 12/01/28 438,271
750,000 AvalonBay Communities, Inc 3.300 06/01/29 694,748
750,000 AvalonBay Communities, Inc 2.300 03/01/30 648,913
800,000 (a) AvalonBay Communities, Inc 2.050 01/15/32 657,626
450,000 AvalonBay Communities, Inc 5.000 02/15/33 445,791
1,000,000 AvalonBay Communities, Inc 5.300 12/07/33 1,011,712
400,000 AvalonBay Communities, Inc 4.150 07/01/47 327,081
200,000 AvalonBay Communities, Inc 4.350 04/15/48 171,263
1,500,000 Boston Properties LP 3.200 01/15/25 1,469,699
275,000 Boston Properties LP 3.650 02/01/26 264,974
700,000 Boston Properties LP 2.750 10/01/26 652,042
500,000 Boston Properties LP 6.750 12/01/27 518,967
550,000 Boston Properties LP 4.500 12/01/28 523,333
50,000 Boston Properties LP 3.400 06/21/29 44,872
750,000 Boston Properties LP 2.900 03/15/30 642,385
1,000,000 (a) Boston Properties LP 3.250 01/30/31 855,412
1,000,000 Boston Properties LP 2.550 04/01/32 791,055
1,000,000 Boston Properties LP 2.450 10/01/33 753,180
500,000 (a) Boston Properties LP 6.500 01/15/34 518,655
200,000 Brixmor Operating Partnership LP 3.850 02/01/25 196,564
225,000 Brixmor Operating Partnership LP 4.125 06/15/26 219,044
300,000 Brixmor Operating Partnership LP 3.900 03/15/27 287,873
100,000 Brixmor Operating Partnership LP 2.250 04/01/28 88,797
600,000 Brixmor Operating Partnership LP 4.125 05/15/29 565,510
940,000 Brixmor Operating Partnership LP 4.050 07/01/30 871,867
100,000 Brixmor Operating Partnership LP 2.500 08/16/31 82,090
1,500,000 Brixmor Operating Partnership LP 5.500 02/15/34 1,481,197
500,000 Broadstone Net Lease LLC 2.600 09/15/31 395,082
750,000 Camden Property Trust 5.850 11/03/26 764,235
100,000 Camden Property Trust 4.100 10/15/28 96,928
325,000 Camden Property Trust 3.150 07/01/29 297,108
100,000 Camden Property Trust 2.800 05/15/30 88,689
750,000 Camden Property Trust 4.900 01/15/34 729,822

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 500,000 Camden Property Trust 3.350% 11/01/49 $ 357,109
1,000,000 CBRE Services, Inc 5.950 08/15/34 1,026,280
1,000,000 Corporate Office Properties LP 2.250 03/15/26 940,243
1,000,000 Corporate Office Properties LP 2.000 01/15/29 838,403
175,000 Corporate Office Properties LP 2.750 04/15/31 144,362
1,000,000 Crown Castle, Inc 1.350 07/15/25 949,453
975,000 Crown Castle, Inc 4.450 02/15/26 958,742
250,000 Crown Castle, Inc 3.700 06/15/26 241,434
1,500,000 Crown Castle, Inc 1.050 07/15/26 1,363,454
100,000 Crown Castle, Inc 4.000 03/01/27 96,657
525,000 Crown Castle, Inc 3.650 09/01/27 497,666
750,000 Crown Castle, Inc 5.000 01/11/28 742,103
775,000 Crown Castle, Inc 3.800 02/15/28 733,705
1,000,000 Crown Castle, Inc 4.800 09/01/28 980,481
300,000 Crown Castle, Inc 4.300 02/15/29 287,570
1,000,000 Crown Castle, Inc 5.600 06/01/29 1,013,419
500,000 Crown Castle, Inc 3.100 11/15/29 446,211
275,000 Crown Castle, Inc 3.300 07/01/30 244,389
1,050,000 Crown Castle, Inc 2.250 01/15/31 863,894
1,500,000 Crown Castle, Inc 2.100 04/01/31 1,214,179
1,000,000 Crown Castle, Inc 2.500 07/15/31 827,496
1,000,000 Crown Castle, Inc 5.100 05/01/33 975,379
1,000,000 Crown Castle, Inc 5.800 03/01/34 1,022,955
1,000,000 Crown Castle, Inc 2.900 04/01/41 707,101
200,000 Crown Castle, Inc 4.750 05/15/47 171,351
300,000 Crown Castle, Inc 5.200 02/15/49 278,117
500,000 Crown Castle, Inc 4.000 11/15/49 387,946
200,000 Crown Castle, Inc 4.150 07/01/50 159,807
875,000 Crown Castle, Inc 3.250 01/15/51 598,520
200,000 CubeSmart LP 3.125 09/01/26 189,930
600,000 CubeSmart LP 2.250 12/15/28 526,237
100,000 CubeSmart LP 4.375 02/15/29 95,926
250,000 CubeSmart LP 3.000 02/15/30 220,754
450,000 CubeSmart LP 2.000 02/15/31 361,982
700,000 CubeSmart LP 2.500 02/15/32 571,456
475,000 Digital Realty Trust LP 3.700 08/15/27 453,605
1,300,000 Digital Realty Trust LP 5.550 01/15/28 1,309,317
300,000 Digital Realty Trust LP 4.450 07/15/28 290,456
1,000,000 Digital Realty Trust LP 3.600 07/01/29 921,410
1,000,000 EPR Properties 3.600 11/15/31 835,760
525,000 Equinix, Inc 1.000 09/15/25 490,975
2,000,000 Equinix, Inc 1.450 05/15/26 1,839,618
650,000 Equinix, Inc 2.900 11/18/26 609,734
800,000 Equinix, Inc 1.550 03/15/28 693,893
2,000,000 Equinix, Inc 2.000 05/15/28 1,756,841
1,000,000 Equinix, Inc 3.200 11/18/29 895,229
175,000 Equinix, Inc 2.150 07/15/30 145,028
1,000,000 Equinix, Inc 2.500 05/15/31 834,154
1,500,000 Equinix, Inc 3.400 02/15/52 1,049,442
700,000 ERP Operating LP 3.375 06/01/25 683,552
200,000 ERP Operating LP 2.850 11/01/26 189,390
1,150,000 ERP Operating LP 3.250 08/01/27 1,084,046
500,000 ERP Operating LP 3.500 03/01/28 473,759
200,000 ERP Operating LP 4.150 12/01/28 193,831
750,000 ERP Operating LP 3.000 07/01/29 681,504
300,000 ERP Operating LP 2.500 02/15/30 262,536
500,000 ERP Operating LP 1.850 08/01/31 405,936
425,000 ERP Operating LP 4.500 07/01/44 368,845
100,000 ERP Operating LP 4.000 08/01/47 78,429
650,000 Essential Properties LP 2.950 07/15/31 527,178
400,000 Essex Portfolio LP 3.500 04/01/25 391,782

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 100,000 Essex Portfolio LP 3.375% 04/15/26 $ 96,277
200,000 Essex Portfolio LP 3.625 05/01/27 190,495
900,000 Essex Portfolio LP 4.000 03/01/29 858,357
325,000 Essex Portfolio LP 3.000 01/15/30 288,217
750,000 Essex Portfolio LP 1.650 01/15/31 591,914
1,000,000 Essex Portfolio LP 2.550 06/15/31 830,482
350,000 Essex Portfolio LP 5.500 04/01/34 350,388
300,000 Essex Portfolio LP 4.500 03/15/48 250,898
525,000 Extra Space Storage LP 3.500 07/01/26 504,400
200,000 Extra Space Storage LP 3.875 12/15/27 189,911
500,000 Extra Space Storage LP 3.900 04/01/29 470,736
500,000 Extra Space Storage LP 4.000 06/15/29 471,529
1,000,000 Extra Space Storage LP 5.500 07/01/30 1,010,211
100,000 Extra Space Storage LP 2.200 10/15/30 82,851
500,000 Extra Space Storage LP 5.900 01/15/31 517,300
700,000 Extra Space Storage LP 2.550 06/01/31 581,110
450,000 Extra Space Storage LP 2.400 10/15/31 370,227
500,000 Extra Space Storage LP 2.350 03/15/32 400,059
750,000 Extra Space Storage LP 5.400 02/01/34 746,701
300,000 Federal Realty OP LP 1.250 02/15/26 277,486
50,000 Federal Realty OP LP 3.250 07/15/27 46,803
1,000,000 Federal Realty OP LP 5.375 05/01/28 1,002,837
1,300,000 Federal Realty OP LP 3.200 06/15/29 1,179,853
300,000 Federal Realty OP LP 3.500 06/01/30 270,729
200,000 Federal Realty OP LP 4.500 12/01/44 163,705
250,000 GLP Capital LP 3.350 09/01/24 247,182
1,300,000 GLP Capital LP 5.250 06/01/25 1,291,630
150,000 GLP Capital LP 5.375 04/15/26 148,693
750,000 GLP Capital LP 5.750 06/01/28 750,554
500,000 GLP Capital LP 4.000 01/15/30 456,479
500,000 GLP Capital LP 4.000 01/15/31 446,158
750,000 GLP Capital LP 3.250 01/15/32 631,371
1,000,000 GLP Capital LP 6.750 12/01/33 1,053,954
800,000 Healthcare Realty Holdings LP 3.500 08/01/26 763,465
100,000 Healthcare Realty Holdings LP 3.625 01/15/28 92,341
500,000 Healthcare Realty Holdings LP 3.100 02/15/30 435,348
100,000 Healthcare Realty Holdings LP 2.400 03/15/30 81,859
975,000 (a) Healthcare Realty Holdings LP 2.000 03/15/31 775,019
175,000 Healthcare Realty Holdings LP 2.050 03/15/31 134,945
100,000 Healthpeak OP LLC 3.250 07/15/26 95,660
1,500,000 Healthpeak OP LLC 1.350 02/01/27 1,353,630
325,000 (a) Healthpeak OP LLC 2.125 12/01/28 285,815
600,000 Healthpeak OP LLC 3.500 07/15/29 555,295
1,000,000 Healthpeak OP LLC 3.000 01/15/30 885,619
175,000 Healthpeak OP LLC 2.875 01/15/31 150,248
30,000 Healthpeak OP LLC 6.750 02/01/41 33,280
750,000 Healthpeak Properties Interim, Inc 5.250 12/15/32 743,882
100,000 Highwoods Realty LP 3.875 03/01/27 94,127
150,000 Highwoods Realty LP 4.125 03/15/28 140,256
250,000 Highwoods Realty LP 4.200 04/15/29 227,560
500,000 Highwoods Realty LP 3.050 02/15/30 421,610
775,000 Highwoods Realty LP 2.600 02/01/31 612,420
1,000,000 Highwoods Realty LP 7.650 02/01/34 1,090,624
700,000 Host Hotels & Resorts LP 3.875 04/01/24 700,000
200,000 Host Hotels & Resorts LP 4.000 06/15/25 195,746
100,000 Host Hotels & Resorts LP 4.500 02/01/26 97,922
500,000 Host Hotels & Resorts LP 3.375 12/15/29 445,307
850,000 Host Hotels & Resorts LP 3.500 09/15/30 755,843
200,000 Host Hotels & Resorts LP 2.900 12/15/31 166,200
300,000 Invitation Homes Operating Partnership LP 2.300 11/15/28 265,443
500,000 Invitation Homes Operating Partnership LP 5.450 08/15/30 501,511

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 500,000 Invitation Homes Operating Partnership LP 2.000% 08/15/31 $ 397,295
575,000 Invitation Homes Operating Partnership LP 4.150 04/15/32 526,223
500,000 Invitation Homes Operating Partnership LP 5.500 08/15/33 498,074
750,000 Invitation Homes Operating Partnership LP 2.700 01/15/34 597,000
125,000 Kilroy Realty LP 3.450 12/15/24 122,743
250,000 Kilroy Realty LP 4.750 12/15/28 238,940
200,000 (a) Kilroy Realty LP 4.250 08/15/29 183,552
750,000 Kilroy Realty LP 3.050 02/15/30 638,207
500,000 Kilroy Realty LP 2.500 11/15/32 376,559
1,000,000 Kilroy Realty LP 2.650 11/15/33 740,999
400,000 Kilroy Realty LP 6.250 01/15/36 390,727
625,000 Kimco Realty OP LLC 2.800 10/01/26 589,561
200,000 Kimco Realty OP LLC 3.800 04/01/27 191,969
500,000 Kimco Realty OP LLC 1.900 03/01/28 442,111
750,000 Kimco Realty OP LLC 2.700 10/01/30 647,769
1,000,000 Kimco Realty OP LLC 2.250 12/01/31 806,332
500,000 Kimco Realty OP LLC 4.600 02/01/33 473,318
200,000 Kimco Realty OP LLC 4.250 04/01/45 161,637
175,000 Kimco Realty OP LLC 4.125 12/01/46 133,948
100,000 Kimco Realty OP LLC 4.450 09/01/47 81,383
500,000 Kimco Realty OP LLC 3.700 10/01/49 364,043
1,000,000 Kimco Realty OP, LLC 6.400 03/01/34 1,070,527
400,000 Kite Realty Group LP 5.500 03/01/34 397,475
350,000 Kite Realty Group Trust 4.750 09/15/30 334,875
750,000 LXP Industrial Trust 6.750 11/15/28 781,798
750,000 LXP Industrial Trust 2.700 09/15/30 626,398
100,000 Mid-America Apartments LP 4.000 11/15/25 97,993
1,000,000 Mid-America Apartments LP 1.100 09/15/26 907,129
750,000 Mid-America Apartments LP 3.600 06/01/27 720,412
200,000 Mid-America Apartments LP 4.200 06/15/28 194,856
625,000 (a) Mid-America Apartments LP 3.950 03/15/29 600,998
175,000 Mid-America Apartments LP 2.750 03/15/30 154,763
250,000 Mid-America Apartments LP 1.700 02/15/31 201,286
500,000 Mid-America Apartments LP 5.000 03/15/34 492,224
150,000 Mid-America Apartments LP 2.875 09/15/51 96,024
500,000 National Health Investors, Inc 3.000 02/01/31 410,417
1,550,000 NNN REIT, Inc 3.500 10/15/27 1,467,937
300,000 NNN REIT, Inc 2.500 04/15/30 256,719
200,000 NNN REIT, Inc 5.600 10/15/33 202,497
500,000 NNN REIT, Inc 3.100 04/15/50 328,034
1,000,000 NNN REIT, Inc 3.000 04/15/52 643,606
200,000 OMEGA Healthcare Investors, Inc 4.500 04/01/27 193,545
825,000 OMEGA Healthcare Investors, Inc 4.750 01/15/28 796,486
500,000 OMEGA Healthcare Investors, Inc 3.625 10/01/29 446,307
500,000 OMEGA Healthcare Investors, Inc 3.375 02/01/31 426,781
1,000,000 OMEGA Healthcare Investors, Inc 3.250 04/15/33 809,827
1,000,000 Phillips Edison Grocery Center Operating Partnership
I LP
2.625 11/15/31 811,802
200,000 Physicians Realty LP 4.300 03/15/27 195,336
200,000 Physicians Realty LP 3.950 01/15/28 190,940
1,000,000 Physicians Realty LP 2.625 11/01/31 823,773
1,000,000 Piedmont Operating Partnership LP 2.750 04/01/32 718,608
100,000 Prologis LP 3.250 10/01/26 95,660
100,000 Prologis LP 4.375 02/01/29 98,147
500,000 Prologis LP 2.250 04/15/30 433,362
1,000,000 Prologis LP 1.625 03/15/31 802,497
100,000 Prologis LP 4.375 09/15/48 87,245
500,000 Prologis LP 3.000 04/15/50 343,540
500,000 Prologis LP 2.125 10/15/50 279,100
100,000 ProLogis LP 3.250 06/30/26 96,207
1,000,000 ProLogis LP 3.375 12/15/27 949,002
750,000 ProLogis LP 4.875 06/15/28 750,806

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 100,000 ProLogis LP 4.000% 09/15/28 $ 96,613
225,000 ProLogis LP 2.875 11/15/29 203,220
200,000 ProLogis LP 1.750 07/01/30 166,131
775,000 ProLogis LP 2.250 01/15/32 639,163
1,000,000 ProLogis LP 4.625 01/15/33 971,272
750,000 ProLogis LP 4.750 06/15/33 734,929
750,000 ProLogis LP 5.125 01/15/34 753,250
1,000,000 ProLogis LP 5.000 03/15/34 994,074
500,000 ProLogis LP 3.050 03/01/50 341,722
1,250,000 ProLogis LP 5.250 06/15/53 1,230,497
1,000,000 ProLogis LP 5.250 03/15/54 982,088
1,500,000 Public Storage 0.875 02/15/26 1,385,981
750,000 Public Storage 1.500 11/09/26 688,344
200,000 (a) Public Storage 3.094 09/15/27 189,225
750,000 Public Storage 1.950 11/09/28 661,304
500,000 Public Storage 3.385 05/01/29 468,250
250,000 Public Storage 2.250 11/09/31 207,499
1,000,000 Public Storage 5.100 08/01/33 1,004,339
1,000,000 Public Storage 5.350 08/01/53 1,004,515
1,000,000 Rayonier LP 2.750 05/17/31 825,510
750,000 Realty Income Corp 0.750 03/15/26 687,417
425,000 Realty Income Corp 4.875 06/01/26 422,410
200,000 Realty Income Corp 4.125 10/15/26 195,316
200,000 Realty Income Corp 3.000 01/15/27 188,959
300,000 Realty Income Corp 3.200 01/15/27 283,635
650,000 Realty Income Corp 3.950 08/15/27 629,943
1,000,000 Realty Income Corp 3.400 01/15/28 943,632
1,000,000 Realty Income Corp 3.650 01/15/28 952,913
1,000,000 Realty Income Corp 2.100 03/15/28 894,682
500,000 Realty Income Corp 2.200 06/15/28 446,602
750,000 Realty Income Corp 4.700 12/15/28 738,685
500,000 Realty Income Corp 4.750 02/15/29 493,836
500,000 Realty Income Corp 3.250 06/15/29 460,315
500,000 Realty Income Corp 4.000 07/15/29 474,910
500,000 Realty Income Corp 3.100 12/15/29 453,890
300,000 Realty Income Corp 3.400 01/15/30 273,172
1,000,000 Realty Income Corp 4.850 03/15/30 988,476
1,500,000 Realty Income Corp 3.250 01/15/31 1,338,127
500,000 Realty Income Corp 3.200 02/15/31 443,169
750,000 Realty Income Corp 1.800 03/15/33 568,202
750,000 Realty Income Corp 4.900 07/15/33 724,649
500,000 Realty Income Corp 5.125 02/15/34 490,639
300,000 Realty Income Corp 4.650 03/15/47 265,062
200,000 Regency Centers Corp 5.250 01/15/34 199,239
375,000 Regency Centers LP 3.600 02/01/27 360,897
125,000 Regency Centers LP 4.125 03/15/28 120,373
425,000 Regency Centers LP 2.950 09/15/29 380,270
500,000 Regency Centers LP 3.700 06/15/30 461,075
200,000 Regency Centers LP 4.400 02/01/47 164,125
300,000 Regency Centers LP 4.650 03/15/49 257,684
500,000 Retail Opportunity Investments Partnership LP 6.750 10/15/28 517,703
500,000 Rexford Industrial Realty LP 5.000 06/15/28 496,249
1,000,000 Rexford Industrial Realty LP 2.125 12/01/30 817,351
300,000 Sabra Health Care LP 5.125 08/15/26 296,923
1,000,000 Sabra Health Care LP 3.200 12/01/31 830,684
1,000,000 Safehold GL Holdings LLC 2.800 06/15/31 824,574
1,000,000 Safehold GL Holdings LLC 6.100 04/01/34 993,569
800,000 Simon Property Group LP 3.500 09/01/25 781,076
625,000 Simon Property Group LP 3.300 01/15/26 604,104
350,000 Simon Property Group LP 3.250 11/30/26 334,554
1,000,000 Simon Property Group LP 1.375 01/15/27 909,562

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 200,000 Simon Property Group LP 3.375% 06/15/27 $ 190,757
300,000 Simon Property Group LP 3.375 12/01/27 284,130
1,000,000 Simon Property Group LP 1.750 02/01/28 890,815
1,750,000 Simon Property Group LP 2.450 09/13/29 1,537,684
750,000 Simon Property Group LP 2.650 07/15/30 654,985
1,000,000 Simon Property Group LP 2.200 02/01/31 831,013
500,000 Simon Property Group LP 2.250 01/15/32 408,628
1,500,000 Simon Property Group LP 2.650 02/01/32 1,264,102
1,000,000 Simon Property Group LP 5.500 03/08/33 1,018,364
500,000 Simon Property Group LP 6.250 01/15/34 534,675
1,500,000 Simon Property Group LP 4.250 10/01/44 1,242,321
300,000 Simon Property Group LP 4.250 11/30/46 247,018
500,000 Simon Property Group LP 3.250 09/13/49 349,762
750,000 Simon Property Group LP 3.800 07/15/50 573,423
1,000,000 Simon Property Group LP 5.850 03/08/53 1,029,902
500,000 Simon Property Group LP 6.650 01/15/54 572,076
150,000 SITE Centers Corp 4.250 02/01/26 147,704
200,000 SITE Centers Corp 4.700 06/01/27 197,226
500,000 STORE Capital Corp 4.625 03/15/29 471,064
500,000 STORE Capital Corp 2.750 11/18/30 401,708
500,000 Sun Communities Operating LP 2.300 11/01/28 436,673
500,000 Sun Communities Operating LP 5.500 01/15/29 498,692
1,000,000 Sun Communities Operating LP 4.200 04/15/32 896,836
500,000 Sun Communities Operating LP 5.700 01/15/33 495,867
100,000 Tanger Properties LP 3.125 09/01/26 93,823
250,000 Tanger Properties LP 3.875 07/15/27 232,160
500,000 Tanger Properties LP 2.750 09/01/31 409,433
200,000 UDR, Inc 3.500 07/01/27 188,626
200,000 UDR, Inc 3.500 01/15/28 187,497
600,000 UDR, Inc 3.200 01/15/30 543,648
1,000,000 UDR, Inc 3.000 08/15/31 868,025
750,000 UDR, Inc 2.100 08/01/32 588,044
500,000 UDR, Inc 1.900 03/15/33 378,786
300,000 UDR, Inc 3.100 11/01/34 244,005
300,000 Ventas Realty LP 3.500 04/15/24 299,736
750,000 Ventas Realty LP 2.650 01/15/25 731,423
120,000 Ventas Realty LP 4.125 01/15/26 117,197
200,000 Ventas Realty LP 3.250 10/15/26 189,281
1,000,000 Ventas Realty LP 4.000 03/01/28 952,923
525,000 Ventas Realty LP 4.400 01/15/29 504,951
350,000 Ventas Realty LP 3.000 01/15/30 308,459
500,000 Ventas Realty LP 4.750 11/15/30 482,143
1,025,000 Ventas Realty LP 2.500 09/01/31 841,967
300,000 Ventas Realty LP 4.375 02/01/45 243,446
300,000 Ventas Realty LP 4.875 04/15/49 256,511
1,500,000 VICI Properties LP 4.375 05/15/25 1,474,391
850,000 VICI Properties LP 4.750 02/15/28 828,919
750,000 VICI Properties LP 4.950 02/15/30 725,291
1,000,000 VICI Properties LP 5.750 04/01/34 990,586
1,000,000 VICI Properties LP 5.625 05/15/52 926,734
1,000,000 VICI Properties LP 6.125 04/01/54 986,330
600,000 Welltower OP LLC 4.250 04/01/26 588,081
500,000 Welltower OP LLC 2.700 02/15/27 468,792
600,000 Welltower OP LLC 4.250 04/15/28 581,716
1,000,000 Welltower OP LLC 2.050 01/15/29 870,451
500,000 Welltower OP LLC 4.125 03/15/29 478,517
425,000 Welltower OP LLC 3.100 01/15/30 382,069
400,000 Welltower OP LLC 2.750 01/15/31 344,050
1,000,000 Welltower OP LLC 2.800 06/01/31 857,851
500,000 Welltower OP LLC 2.750 01/15/32 418,941
150,000 Welltower OP LLC 3.850 06/15/32 135,688

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 300,000 Welltower OP LLC 4.950% 09/01/48 $ 276,300
1,000,000 Weyerhaeuser Co 4.750 05/15/26 990,699
500,000 Weyerhaeuser Co 4.000 11/15/29 471,711
500,000 Weyerhaeuser Co 4.000 04/15/30 472,347
304,000 Weyerhaeuser Co 7.375 03/15/32 345,365
300,000 Weyerhaeuser Co 3.375 03/09/33 261,973
1,375,000 Weyerhaeuser Co 4.000 03/09/52 1,092,755
347,000 WP Carey, Inc 4.000 02/01/25 342,037
1,000,000 WP Carey, Inc 3.850 07/15/29 933,435
750,000 WP Carey, Inc 2.400 02/01/31 622,346
500,000 WP Carey, Inc 2.450 02/01/32 402,221
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 225,159,948
FINANCIAL SERVICES - 2.6%
523,000 AerCap Ireland Capital DAC 1.650 10/29/24 510,243
1,675,000 AerCap Ireland Capital DAC 3.500 01/15/25 1,646,478
1,000,000 AerCap Ireland Capital DAC 6.500 07/15/25 1,009,641
300,000 AerCap Ireland Capital DAC 4.450 10/01/25 295,207
500,000 AerCap Ireland Capital DAC 1.750 01/30/26 466,854
500,000 AerCap Ireland Capital DAC 4.450 04/03/26 491,705
2,500,000 AerCap Ireland Capital DAC 2.450 10/29/26 2,321,649
3,895,000 (f) AerCap Ireland Capital DAC 6.450 04/15/27 3,999,132
250,000 AerCap Ireland Capital DAC 3.650 07/21/27 236,431
1,000,000 AerCap Ireland Capital DAC 4.625 10/15/27 974,896
200,000 AerCap Ireland Capital DAC 3.875 01/23/28 189,613
1,000,000 AerCap Ireland Capital DAC 5.750 06/06/28 1,013,348
1,450,000 AerCap Ireland Capital DAC 3.000 10/29/28 1,311,990
1,000,000 AerCap Ireland Capital DAC 5.100 01/19/29 994,093
4,000,000 AerCap Ireland Capital DAC 6.150 09/30/30 4,151,660
700,000 AerCap Ireland Capital DAC 3.300 01/30/32 600,359
2,000,000 AerCap Ireland Capital DAC 3.400 10/29/33 1,684,718
1,000,000 AerCap Ireland Capital DAC 5.300 01/19/34 982,247
800,000 AerCap Ireland Capital DAC 3.850 10/29/41 633,641
1,000,000 Affiliated Managers Group, Inc 3.300 06/15/30 892,170
500,000 (a) Ally Financial, Inc 5.800 05/01/25 499,158
1,000,000 Ally Financial, Inc 4.750 06/09/27 971,431
400,000 (a) Ally Financial, Inc 7.100 11/15/27 417,946
1,000,000 Ally Financial, Inc 2.200 11/02/28 857,199
1,500,000 Ally Financial, Inc 6.992 06/13/29 1,555,073
500,000 Ally Financial, Inc 6.848 01/03/30 514,583
2,000,000 Ally Financial, Inc 8.000 11/01/31 2,227,784
1,500,000 American Express Co 3.950 08/01/25 1,473,860
1,000,000 American Express Co 4.200 11/06/25 985,776
1,500,000 American Express Co 4.900 02/13/26 1,493,046
2,500,000 American Express Co 3.125 05/20/26 2,403,540
2,000,000 American Express Co 1.650 11/04/26 1,833,688
1,500,000 American Express Co 2.550 03/04/27 1,400,943
1,500,000 American Express Co 5.850 11/05/27 1,544,649
575,000 American Express Co 4.050 05/03/29 557,700
1,000,000 American Express Co 5.282 07/27/29 1,006,221
1,500,000 American Express Co 6.489 10/30/31 1,607,283
2,700,000 American Express Co 4.989 05/26/33 2,629,979
1,000,000 American Express Co 4.420 08/03/33 952,975
3,000,000 American Express Co 5.043 05/01/34 2,964,622
1,000,000 American Express Co 5.625 07/28/34 1,008,364
525,000 American Express Co 4.050 12/03/42 457,437
125,000 Ameriprise Financial, Inc 3.000 04/02/25 122,104
200,000 Ameriprise Financial, Inc 2.875 09/15/26 190,257
750,000 Ameriprise Financial, Inc 5.700 12/15/28 773,686
350,000 Ameriprise Financial, Inc 4.500 05/13/32 339,151
1,000,000 Ameriprise Financial, Inc 5.150 05/15/33 1,010,399
1,000,000 Andrew W Mellon Foundation 0.947 08/01/27 887,140

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 850,000 Ares Capital Corp 4.200% 06/10/24 $ 846,796
500,000 Ares Capital Corp 4.250 03/01/25 491,802
500,000 Ares Capital Corp 3.250 07/15/25 483,007
1,200,000 Ares Capital Corp 3.875 01/15/26 1,160,685
1,500,000 Ares Capital Corp 2.150 07/15/26 1,381,245
850,000 Ares Capital Corp 7.000 01/15/27 874,428
750,000 Ares Capital Corp 2.875 06/15/28 668,449
750,000 Ares Capital Corp 5.875 03/01/29 747,757
750,000 Ares Capital Corp 3.200 11/15/31 625,515
500,000 Ares Management Corp 6.375 11/10/28 524,088
1,000,000 Bain Capital Specialty Finance, Inc 2.550 10/13/26 917,748
500,000 Bank of New York Mellon Corp 3.000 02/24/25 489,766
725,000 Bank of New York Mellon Corp 1.600 04/24/25 697,307
1,500,000 Bank of New York Mellon Corp 0.750 01/28/26 1,386,172
500,000 Bank of New York Mellon Corp 2.800 05/04/26 477,697
1,000,000 Bank of New York Mellon Corp 4.414 07/24/26 987,865
500,000 Bank of New York Mellon Corp 2.450 08/17/26 472,125
1,000,000 Bank of New York Mellon Corp 2.050 01/26/27 926,697
300,000 Bank of New York Mellon Corp 3.250 05/16/27 286,139
1,000,000 Bank of New York Mellon Corp 3.400 01/29/28 949,756
600,000 Bank of New York Mellon Corp 3.850 04/28/28 582,596
2,000,000 Bank of New York Mellon Corp 1.650 07/14/28 1,765,911
775,000 Bank of New York Mellon Corp 5.802 10/25/28 795,858
1,500,000 Bank of New York Mellon Corp 4.543 02/01/29 1,477,023
400,000 Bank of New York Mellon Corp 3.300 08/23/29 369,308
1,000,000 Bank of New York Mellon Corp 6.317 10/25/29 1,055,231
1,000,000 Bank of New York Mellon Corp 4.975 03/14/30 1,000,860
500,000 Bank of New York Mellon Corp 4.596 07/26/30 490,786
1,500,000 Bank of New York Mellon Corp 1.650 01/28/31 1,219,326
1,000,000 Bank of New York Mellon Corp 1.800 07/28/31 807,444
500,000 Bank of New York Mellon Corp 4.289 06/13/33 470,027
1,000,000 Bank of New York Mellon Corp 5.834 10/25/33 1,044,211
1,000,000 Bank of New York Mellon Corp 4.706 02/01/34 964,905
2,000,000 Bank of New York Mellon Corp 4.967 04/26/34 1,963,305
1,000,000 Bank of New York Mellon Corp 6.474 10/25/34 1,088,975
1,000,000 Bank of New York Mellon Corp 5.188 03/14/35 995,378
1,000,000 Barings BDC, Inc 3.300 11/23/26 914,212
300,000 Berkshire Hathaway Finance Corp 4.400 05/15/42 281,054
3,000,000 Berkshire Hathaway Finance Corp 2.500 01/15/51 1,915,674
2,400,000 Berkshire Hathaway, Inc 3.125 03/15/26 2,323,699
800,000 (a) Berkshire Hathaway, Inc 4.500 02/11/43 767,025
500,000 BGC Group, Inc 3.750 10/01/24 492,975
500,000 BGC Group, Inc 8.000 05/25/28 531,176
1,000,000 BlackRock Funding, Inc 4.700 03/14/29 1,000,655
1,000,000 BlackRock Funding, Inc 5.000 03/14/34 1,004,109
1,000,000 BlackRock Funding, Inc 5.250 03/14/54 1,004,949
1,000,000 BlackRock TCP Capital Corp 2.850 02/09/26 938,245
850,000 BlackRock, Inc 3.250 04/30/29 795,605
1,450,000 BlackRock, Inc 1.900 01/28/31 1,206,701
2,000,000 BlackRock, Inc 2.100 02/25/32 1,645,083
1,000,000 BlackRock, Inc 4.750 05/25/33 994,589
1,000,000 Blackstone Private Credit Fund 4.700 03/24/25 987,467
1,500,000 Blackstone Private Credit Fund 7.050 09/29/25 1,522,378
1,800,000 Blackstone Private Credit Fund 2.625 12/15/26 1,642,360
1,000,000 Blackstone Private Credit Fund 3.250 03/15/27 922,924
500,000 (f) Blackstone Private Credit Fund 7.300 11/27/28 521,300
1,000,000 (a) Blackstone Private Credit Fund 4.000 01/15/29 917,493
500,000 (f) Blackstone Private Credit Fund 6.250 01/25/31 502,091
750,000 Blackstone Secured Lending Fund 3.625 01/15/26 717,301
1,400,000 Blackstone Secured Lending Fund 2.750 09/16/26 1,290,481
1,000,000 Blackstone Secured Lending Fund 2.125 02/15/27 901,919

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 500,000 Blue Owl Capital Corp 4.000% 03/30/25 $ 490,221
500,000 Blue Owl Capital Corp 3.750 07/22/25 485,034
1,000,000 Blue Owl Capital Corp 4.250 01/15/26 969,969
750,000 Blue Owl Capital Corp 3.400 07/15/26 706,583
1,000,000 Blue Owl Capital Corp 2.875 06/11/28 884,002
1,000,000 Blue Owl Capital Corp 5.950 03/15/29 994,368
300,000 (f) Blue Owl Capital Corp II 8.450 11/15/26 308,995
1,000,000 Blue Owl Capital Corp III 3.125 04/13/27 910,378
1,000,000 Blue Owl Credit Income Corp 5.500 03/21/25 993,081
1,000,000 Blue Owl Credit Income Corp 4.700 02/08/27 948,667
750,000 Blue Owl Credit Income Corp 7.750 09/16/27 768,331
700,000 (f) Blue Owl Credit Income Corp 7.950 06/13/28 726,232
500,000 (f) Blue Owl Credit Income Corp 6.650 03/15/31 487,922
1,000,000 Blue Owl Technology Finance Corp 2.500 01/15/27 887,895
1,000,000 (e),(f) Blue Owl Technology Finance Corp II 6.750 04/04/29 987,595
300,000 Brookfield Asset Management, Inc 4.000 01/15/25 296,087
1,000,000 Brookfield Capital Finance LLC 6.087 06/14/33 1,047,445
1,000,000 Brookfield Finance I UK PLC 2.340 01/30/32 812,711
200,000 Brookfield Finance, Inc 4.250 06/02/26 196,385
600,000 Brookfield Finance, Inc 3.900 01/25/28 577,733
600,000 Brookfield Finance, Inc 4.850 03/29/29 595,322
500,000 Brookfield Finance, Inc 6.350 01/05/34 531,904
725,000 Brookfield Finance, Inc 4.700 09/20/47 627,396
1,000,000 (a) Brookfield Finance, Inc 3.500 03/30/51 720,764
1,000,000 Brookfield Finance, Inc 3.625 02/15/52 726,237
1,000,000 California Endowment 2.498 04/01/51 629,596
625,000 Capital One Financial Corp 4.250 04/30/25 616,365
850,000 Capital One Financial Corp 4.200 10/29/25 830,815
750,000 Capital One Financial Corp 4.985 07/24/26 745,163
700,000 Capital One Financial Corp 3.750 07/28/26 674,370
1,075,000 Capital One Financial Corp 3.750 03/09/27 1,031,764
1,000,000 Capital One Financial Corp 3.650 05/11/27 956,039
1,000,000 Capital One Financial Corp 1.878 11/02/27 914,861
2,700,000 Capital One Financial Corp 3.800 01/31/28 2,567,538
1,400,000 Capital One Financial Corp 4.927 05/10/28 1,381,996
2,000,000 Capital One Financial Corp 5.468 02/01/29 1,993,475
1,000,000 Capital One Financial Corp 6.312 06/08/29 1,028,056
1,500,000 (a) Capital One Financial Corp 5.700 02/01/30 1,512,805
2,000,000 Capital One Financial Corp 3.273 03/01/30 1,801,707
750,000 Capital One Financial Corp 5.247 07/26/30 738,143
1,000,000 Capital One Financial Corp 7.624 10/30/31 1,104,495
2,525,000 Capital One Financial Corp 2.359 07/29/32 1,945,748
1,000,000 Capital One Financial Corp 2.618 11/02/32 808,834
1,000,000 Capital One Financial Corp 5.817 02/01/34 998,478
1,000,000 Capital One Financial Corp 6.377 06/08/34 1,038,514
1,000,000 Capital One Financial Corp 6.051 02/01/35 1,018,107
450,000 Cboe Global Markets, Inc 3.650 01/12/27 436,301
1,000,000 Cboe Global Markets, Inc 1.625 12/15/30 818,028
500,000 Cboe Global Markets, Inc 3.000 03/16/32 436,317
300,000 Charles Schwab Corp 3.750 04/01/24 300,000
350,000 Charles Schwab Corp 3.625 04/01/25 343,944
1,250,000 Charles Schwab Corp 3.850 05/21/25 1,229,123
1,500,000 Charles Schwab Corp 0.900 03/11/26 1,382,311
1,500,000 Charles Schwab Corp 1.150 05/13/26 1,382,839
1,000,000 Charles Schwab Corp 5.875 08/24/26 1,016,667
500,000 Charles Schwab Corp 3.200 03/02/27 475,943
350,000 Charles Schwab Corp 2.450 03/03/27 326,161
525,000 Charles Schwab Corp 3.300 04/01/27 499,910
200,000 Charles Schwab Corp 3.200 01/25/28 187,774
2,000,000 Charles Schwab Corp 2.000 03/20/28 1,792,353
300,000 Charles Schwab Corp 4.000 02/01/29 288,883

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,000,000 Charles Schwab Corp 5.643% 05/19/29 $ 1,015,182
500,000 Charles Schwab Corp 2.750 10/01/29 448,419
1,500,000 Charles Schwab Corp 6.196 11/17/29 1,559,098
1,500,000 Charles Schwab Corp 1.650 03/11/31 1,200,920
1,500,000 Charles Schwab Corp 2.300 05/13/31 1,259,529
1,000,000 Charles Schwab Corp 1.950 12/01/31 803,647
1,000,000 Charles Schwab Corp 2.900 03/03/32 857,424
750,000 Charles Schwab Corp 6.136 08/24/34 782,396
1,500,000 CI Financial Corp 3.200 12/17/30 1,228,627
1,000,000 CI Financial Corp 4.100 06/15/51 624,652
500,000 CME Group, Inc 3.750 06/15/28 484,865
1,500,000 CME Group, Inc 2.650 03/15/32 1,295,065
400,000 CME Group, Inc 5.300 09/15/43 408,246
500,000 CME Group, Inc 4.150 06/15/48 437,077
1,000,000 Consumers 2023 Securitization Funding LLC 5.210 09/01/30 1,012,496
1,000,000 Corebridge Financial, Inc 3.500 04/04/25 978,934
1,000,000 Corebridge Financial, Inc 3.650 04/05/27 954,366
1,000,000 Corebridge Financial, Inc 3.850 04/05/29 934,979
2,000,000 Corebridge Financial, Inc 3.900 04/05/32 1,798,846
750,000 (f) Corebridge Financial, Inc 6.050 09/15/33 772,589
475,000 Corebridge Financial, Inc 5.750 01/15/34 484,589
1,000,000 Corebridge Financial, Inc 4.350 04/05/42 844,049
500,000 Corebridge Financial, Inc 4.400 04/05/52 407,837
1,000,000 Corebridge Financial, Inc 6.875 12/15/52 1,001,199
2,000,000 Deutsche Bank AG. 1.447 04/01/25 2,000,000
1,000,000 Deutsche Bank AG. 4.162 05/13/25 985,064
1,000,000 Deutsche Bank AG. 3.961 11/26/25 986,347
1,800,000 Deutsche Bank AG. 4.100 01/13/26 1,756,914
2,000,000 Deutsche Bank AG. 1.686 03/19/26 1,872,355
600,000 Deutsche Bank AG. 7.146 07/13/27 616,628
800,000 Deutsche Bank AG. 6.720 01/18/29 827,330
1,000,000 Deutsche Bank AG. 3.742 01/07/33 826,007
2,500,000 Deutsche Bank AG. 7.079 02/10/34 2,571,073
1,000,000 DH Europe Finance II Sarl 3.400 11/15/49 748,968
200,000 Discover Bank 4.250 03/13/26 194,801
1,125,000 Discover Bank 3.450 07/27/26 1,071,394
300,000 Discover Bank 5.974 08/09/28 298,431
350,000 Discover Bank 4.650 09/13/28 338,781
325,000 Discover Bank 2.700 02/06/30 279,325
700,000 Discover Financial Services 3.950 11/06/24 691,991
200,000 Discover Financial Services 4.500 01/30/26 196,515
350,000 Discover Financial Services 4.100 02/09/27 337,666
500,000 Discover Financial Services 6.700 11/29/32 528,523
1,500,000 Discover Financial Services 7.964 11/02/34 1,699,051
200,000 Eaton Vance Corp 3.500 04/06/27 191,194
750,000 Equitable Holdings, Inc 5.594 01/11/33 757,858
3,430,000 European Bank for Reconstruction & Development 4.125 01/25/29 3,396,679
2,000,000 European Bank for Reconstruction & Development 4.250 03/13/34 1,979,473
1,000,000 FactSet Research Systems, Inc 2.900 03/01/27 940,137
1,500,000 Fidelity National Information Services, Inc 1.150 03/01/26 1,388,712
500,000 (a) Fidelity National Information Services, Inc 5.100 07/15/32 499,994
425,000 Fidelity National Information Services, Inc 3.100 03/01/41 309,750
1,675,000 Fiserv, Inc 3.850 06/01/25 1,643,202
900,000 Fiserv, Inc 3.200 07/01/26 862,822
1,000,000 Fiserv, Inc 5.450 03/02/28 1,011,689
1,000,000 Fiserv, Inc 5.375 08/21/28 1,009,996
1,125,000 Fiserv, Inc 3.500 07/01/29 1,047,563
2,175,000 Fiserv, Inc 2.650 06/01/30 1,893,712
1,000,000 Fiserv, Inc 5.350 03/15/31 1,011,659
1,000,000 Fiserv, Inc 5.625 08/21/33 1,021,583
700,000 Fiserv, Inc 5.450 03/15/34 708,972

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 2,300,000 Fiserv, Inc 4.400% 07/01/49 $ 1,951,297
750,000 Ford Foundation 2.415 06/01/50 473,432
525,000 Ford Foundation 2.815 06/01/70 320,940
1,500,000 Franklin Resources, Inc 1.600 10/30/30 1,224,835
500,000 Franklin Resources, Inc 2.950 08/12/51 312,828
750,000 FS KKR Capital Corp 4.125 02/01/25 737,637
750,000 FS KKR Capital Corp 3.400 01/15/26 711,728
1,000,000 FS KKR Capital Corp 2.625 01/15/27 907,150
1,500,000 FS KKR Capital Corp 3.125 10/12/28 1,310,412
1,608,000 GE Capital Funding LLC 4.550 05/15/32 1,559,220
450,000 General Motors Financial Co, Inc 4.300 07/13/25 443,167
575,000 Global Payments, Inc 2.650 02/15/25 560,170
2,500,000 Global Payments, Inc 1.200 03/01/26 2,312,569
300,000 Global Payments, Inc 4.800 04/01/26 296,881
1,000,000 Global Payments, Inc 2.150 01/15/27 922,787
500,000 Global Payments, Inc 4.950 08/15/27 496,003
500,000 Global Payments, Inc 4.450 06/01/28 483,414
475,000 Global Payments, Inc 3.200 08/15/29 426,757
500,000 Global Payments, Inc 5.300 08/15/29 497,615
325,000 Global Payments, Inc 2.900 05/15/30 282,232
500,000 Global Payments, Inc 5.400 08/15/32 495,878
1,250,000 Global Payments, Inc 4.150 08/15/49 970,298
500,000 Global Payments, Inc 5.950 08/15/52 498,809
500,000 Goldman Sachs BDC, Inc 3.750 02/10/25 491,409
500,000 Goldman Sachs BDC, Inc 2.875 01/15/26 476,175
1,000,000 Goldman Sachs BDC, Inc 6.375 03/11/27 1,007,454
1,100,000 Goldman Sachs Group, Inc 3.750 05/22/25 1,079,516
575,000 Goldman Sachs Group, Inc 4.250 10/21/25 564,192
700,000 Goldman Sachs Group, Inc 0.855 02/12/26 670,513
1,125,000 Goldman Sachs Group, Inc 3.750 02/25/26 1,098,341
1,000,000 Goldman Sachs Group, Inc 5.798 08/10/26 1,003,241
425,000 Goldman Sachs Group, Inc 3.500 11/16/26 407,751
2,700,000 Goldman Sachs Group, Inc 1.093 12/09/26 2,508,231
125,000 Goldman Sachs Group, Inc 5.950 01/15/27 127,699
3,950,000 Goldman Sachs Group, Inc 3.850 01/26/27 3,829,445
2,600,000 Goldman Sachs Group, Inc 1.431 03/09/27 2,407,833
2,000,000 Goldman Sachs Group, Inc 4.387 06/15/27 1,961,358
5,000,000 Goldman Sachs Group, Inc 1.542 09/10/27 4,568,784
6,500,000 Goldman Sachs Group, Inc 1.948 10/21/27 5,974,947
2,000,000 Goldman Sachs Group, Inc 2.640 02/24/28 1,862,765
3,000,000 Goldman Sachs Group, Inc 3.615 03/15/28 2,869,603
4,475,000 Goldman Sachs Group, Inc 3.691 06/05/28 4,281,723
2,000,000 Goldman Sachs Group, Inc 4.482 08/23/28 1,955,269
8,525,000 Goldman Sachs Group, Inc 3.814 04/23/29 8,081,458
2,550,000 Goldman Sachs Group, Inc 4.223 05/01/29 2,454,460
2,000,000 Goldman Sachs Group, Inc 6.484 10/24/29 2,104,239
2,500,000 Goldman Sachs Group, Inc 2.600 02/07/30 2,188,294
2,500,000 Goldman Sachs Group, Inc 3.800 03/15/30 2,341,254
5,000,000 Goldman Sachs Group, Inc 1.992 01/27/32 4,045,984
2,050,000 Goldman Sachs Group, Inc 2.615 04/22/32 1,720,466
2,550,000 Goldman Sachs Group, Inc 2.383 07/21/32 2,091,912
1,500,000 Goldman Sachs Group, Inc 2.650 10/21/32 1,248,032
2,000,000 Goldman Sachs Group, Inc 3.102 02/24/33 1,710,492
3,000,000 (a) Goldman Sachs Group, Inc 6.561 10/24/34 3,272,987
900,000 Goldman Sachs Group, Inc 6.750 10/01/37 983,284
2,425,000 Goldman Sachs Group, Inc 4.017 10/31/38 2,088,139
4,525,000 Goldman Sachs Group, Inc 4.411 04/23/39 4,050,699
2,475,000 Goldman Sachs Group, Inc 6.250 02/01/41 2,694,945
1,900,000 Goldman Sachs Group, Inc 3.210 04/22/42 1,428,695
2,000,000 Goldman Sachs Group, Inc 3.436 02/24/43 1,549,218
1,225,000 Goldman Sachs Group, Inc 4.800 07/08/44 1,132,153

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,650,000 Goldman Sachs Group, Inc 5.150% 05/22/45 $ 1,595,299
200,000 Goldman Sachs Group, Inc 4.750 10/21/45 184,258
1,250,000 Golub Capital BDC, Inc 2.500 08/24/26 1,148,476
1,000,000 Golub Capital BDC, Inc 2.050 02/15/27 890,448
300,000 Golub Capital BDC, Inc 7.050 12/05/28 307,093
500,000 Golub Capital BDC, Inc 6.000 07/15/29 491,060
1,000,000 Hercules Capital, Inc 3.375 01/20/27 918,341
1,000,000 (f) HPS Corporate Lending Fund 6.750 01/30/29 998,169
825,000 Intercontinental Exchange, Inc 3.750 12/01/25 805,321
1,000,000 Intercontinental Exchange, Inc 3.100 09/15/27 940,671
500,000 Intercontinental Exchange, Inc 4.000 09/15/27 484,445
500,000 (a) Intercontinental Exchange, Inc 3.750 09/21/28 478,871
1,500,000 Intercontinental Exchange, Inc 4.350 06/15/29 1,459,791
1,500,000 Intercontinental Exchange, Inc 2.100 06/15/30 1,269,723
1,000,000 Intercontinental Exchange, Inc 1.850 09/15/32 779,771
2,000,000 Intercontinental Exchange, Inc 4.600 03/15/33 1,935,158
775,000 Intercontinental Exchange, Inc 2.650 09/15/40 557,540
575,000 Intercontinental Exchange, Inc 4.250 09/21/48 490,173
1,000,000 Intercontinental Exchange, Inc 3.000 06/15/50 670,686
1,000,000 Intercontinental Exchange, Inc 4.950 06/15/52 948,141
1,000,000 Intercontinental Exchange, Inc 3.000 09/15/60 628,520
2,000,000 Intercontinental Exchange, Inc 5.200 06/15/62 1,957,814
800,000 Invesco Finance plc 3.750 01/15/26 780,377
200,000 Invesco Finance plc 5.375 11/30/43 195,099
500,000 (a) Jackson Financial, Inc 5.170 06/08/27 498,982
1,500,000 Jackson Financial, Inc 3.125 11/23/31 1,248,671
500,000 (a) Jackson Financial, Inc 5.670 06/08/32 500,665
1,000,000 Jackson Financial, Inc 4.000 11/23/51 702,759
300,000 Janus Henderson US Holdings, Inc 4.875 08/01/25 297,150
1,000,000 Jefferies Financial Group, Inc 4.850 01/15/27 992,106
500,000 Jefferies Financial Group, Inc 5.875 07/21/28 508,990
1,000,000 Jefferies Financial Group, Inc 4.150 01/23/30 936,663
1,000,000 Jefferies Financial Group, Inc 2.625 10/15/31 823,967
1,000,000 Jefferies Financial Group, Inc 2.750 10/15/32 812,297
600,000 Jefferies Group, Inc 6.450 06/08/27 618,975
2,100,000 Kreditanstalt fuer Wiederaufbau 4.375 03/01/27 2,092,800
3,000,000 (a) Kreditanstalt fuer Wiederaufbau 4.750 10/29/30 3,073,551
3,000,000 Kreditanstalt fuer Wiederaufbau 4.375 02/28/34 3,010,044
2,000,000 Landwirtschaftliche Rentenbank 3.875 06/14/28 1,959,373
1,000,000 Landwirtschaftliche Rentenbank 5.000 10/24/33 1,048,240
200,000 Lazard Group LLC 3.625 03/01/27 190,598
325,000 Lazard Group LLC 4.500 09/19/28 312,831
425,000 Lazard Group LLC 4.375 03/11/29 407,424
1,000,000 Lazard Group LLC 6.000 03/15/31 1,009,499
400,000 Legg Mason, Inc 5.625 01/15/44 400,068
500,000 LPL Holdings, Inc 6.750 11/17/28 523,655
1,250,000 Main Street Capital Corp 3.000 07/14/26 1,164,766
1,000,000 Main Street Capital Corp 6.950 03/01/29 1,015,784
425,000 Mastercard, Inc 2.950 11/21/26 405,773
750,000 Mastercard, Inc 3.500 02/26/28 723,630
1,000,000 Mastercard, Inc 4.875 03/09/28 1,013,099
1,000,000 Mastercard, Inc 2.950 06/01/29 920,719
625,000 Mastercard, Inc 1.900 03/15/31 521,978
1,500,000 Mastercard, Inc 2.000 11/18/31 1,239,755
1,000,000 Mastercard, Inc 4.850 03/09/33 1,007,361
200,000 Mastercard, Inc 3.800 11/21/46 166,356
300,000 Mastercard, Inc 3.950 02/26/48 254,536
1,000,000 Mastercard, Inc 3.650 06/01/49 804,498
1,350,000 Mastercard, Inc 3.850 03/26/50 1,117,061
850,000 Mastercard, Inc 2.950 03/15/51 593,359
1,200,000 Moody's Corp 3.250 01/15/28 1,140,915

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 300,000 Moody's Corp 4.250% 02/01/29 $ 292,360
500,000 Moody's Corp 4.250 08/08/32 475,697
1,000,000 Moody's Corp 2.750 08/19/41 710,715
200,000 Moody's Corp 5.250 07/15/44 196,938
300,000 Moody's Corp 4.875 12/17/48 279,793
750,000 Moody's Corp 3.250 05/20/50 536,884
1,000,000 Moody's Corp 3.750 02/25/52 782,528
1,000,000 Moody's Corp 3.100 11/29/61 650,912
1,025,000 Morgan Stanley 2.720 07/22/25 1,014,647
500,000 Morgan Stanley 4.000 07/23/25 491,730
950,000 Morgan Stanley 5.000 11/24/25 944,127
575,000 Morgan Stanley 3.875 01/27/26 561,628
4,000,000 Morgan Stanley 2.630 02/18/26 3,893,234
2,000,000 Morgan Stanley 4.679 07/17/26 1,978,450
500,000 Morgan Stanley 3.125 07/27/26 478,244
400,000 Morgan Stanley 4.350 09/08/26 391,366
5,000,000 Morgan Stanley 0.985 12/10/26 4,632,327
2,750,000 Morgan Stanley 3.625 01/20/27 2,656,232
2,000,000 Morgan Stanley 5.050 01/28/27 1,992,308
1,975,000 Morgan Stanley 3.950 04/23/27 1,906,866
4,975,000 Morgan Stanley 1.593 05/04/27 4,601,839
3,325,000 Morgan Stanley 1.512 07/20/27 3,051,691
2,000,000 Morgan Stanley 4.210 04/20/28 1,943,463
1,575,000 Morgan Stanley 3.591 07/22/28 1,496,417
1,500,000 Morgan Stanley 6.296 10/18/28 1,551,758
2,850,000 Morgan Stanley 3.772 01/24/29 2,712,842
4,000,000 Morgan Stanley 5.123 02/01/29 3,990,247
2,500,000 Morgan Stanley 5.164 04/20/29 2,497,982
2,225,000 Morgan Stanley 5.449 07/20/29 2,244,512
2,500,000 Morgan Stanley 6.407 11/01/29 2,621,407
3,500,000 Morgan Stanley 5.173 01/16/30 3,502,964
3,475,000 Morgan Stanley 4.431 01/23/30 3,365,239
5,000,000 Morgan Stanley 2.699 01/22/31 4,368,424
1,500,000 Morgan Stanley 3.622 04/01/31 1,375,685
5,000,000 Morgan Stanley 1.794 02/13/32 3,996,909
150,000 Morgan Stanley 7.250 04/01/32 171,112
2,500,000 Morgan Stanley 1.928 04/28/32 2,006,639
4,000,000 Morgan Stanley 2.239 07/21/32 3,267,548
3,500,000 Morgan Stanley 2.511 10/20/32 2,895,088
3,000,000 Morgan Stanley 2.943 01/21/33 2,549,771
2,000,000 Morgan Stanley 4.889 07/20/33 1,939,762
1,500,000 Morgan Stanley 6.342 10/18/33 1,604,916
2,500,000 Morgan Stanley 5.250 04/21/34 2,480,460
2,025,000 Morgan Stanley 5.424 07/21/34 2,031,277
2,500,000 Morgan Stanley 6.627 11/01/34 2,735,266
5,000,000 (a) Morgan Stanley 5.466 01/18/35 5,044,692
1,300,000 Morgan Stanley 2.484 09/16/36 1,028,150
2,000,000 Morgan Stanley 5.297 04/20/37 1,918,798
950,000 Morgan Stanley 5.948 01/19/38 951,933
1,725,000 Morgan Stanley 3.971 07/22/38 1,477,511
1,500,000 Morgan Stanley 5.942 02/07/39 1,490,952
2,675,000 Morgan Stanley 4.457 04/22/39 2,432,614
1,525,000 Morgan Stanley 3.217 04/22/42 1,166,374
275,000 Morgan Stanley 6.375 07/24/42 310,375
1,175,000 Morgan Stanley 4.300 01/27/45 1,031,768
2,200,000 Morgan Stanley 4.375 01/22/47 1,928,946
900,000 Morgan Stanley 5.597 03/24/51 942,379
1,425,000 Morgan Stanley 2.802 01/25/52 932,899
1,000,000 Morgan Stanley Direct Lending Fund 4.500 02/11/27 962,895
400,000 NASDAQ, Inc 3.850 06/30/26 389,176
1,500,000 NASDAQ, Inc 5.350 06/28/28 1,519,354

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 500,000 NASDAQ, Inc 1.650% 01/15/31 $ 402,534
1,500,000 NASDAQ, Inc 5.550 02/15/34 1,525,302
500,000 NASDAQ, Inc 2.500 12/21/40 339,156
500,000 NASDAQ, Inc 3.250 04/28/50 348,449
500,000 NASDAQ, Inc 3.950 03/07/52 387,617
900,000 NASDAQ, Inc 5.950 08/15/53 948,427
400,000 NASDAQ, Inc 6.100 06/28/63 426,517
1,000,000 National Rural Utilities Cooperative Finance Corp 3.450 06/15/25 978,719
200,000 National Rural Utilities Cooperative Finance Corp 3.250 11/01/25 194,110
1,000,000 (a) National Rural Utilities Cooperative Finance Corp 1.000 06/15/26 916,153
1,500,000 National Rural Utilities Cooperative Finance Corp 4.800 03/15/28 1,498,265
1,000,000 National Rural Utilities Cooperative Finance Corp 5.050 09/15/28 1,005,514
200,000 National Rural Utilities Cooperative Finance Corp 3.900 11/01/28 192,221
1,000,000 National Rural Utilities Cooperative Finance Corp 4.850 02/07/29 999,130
300,000 National Rural Utilities Cooperative Finance Corp 3.700 03/15/29 283,752
1,000,000 National Rural Utilities Cooperative Finance Corp 2.400 03/15/30 866,242
1,000,000 National Rural Utilities Cooperative Finance Corp 5.000 02/07/31 992,872
1,000,000 National Rural Utilities Cooperative Finance Corp 1.350 03/15/31 783,985
1,000,000 National Rural Utilities Cooperative Finance Corp 1.650 06/15/31 797,238
400,000 National Rural Utilities Cooperative Finance Corp 4.150 12/15/32 371,268
1,500,000 National Rural Utilities Cooperative Finance Corp 5.800 01/15/33 1,560,653
375,000 (c) National Rural Utilities Cooperative Finance Corp CME Term SOFR 3 M + 3.172% 8.489 04/30/43 374,064
200,000 National Rural Utilities Cooperative Finance Corp 5.250 04/20/46 194,769
200,000 National Rural Utilities Cooperative Finance Corp 4.400 11/01/48 170,734
550,000 National Rural Utilities Cooperative Finance Corp 4.300 03/15/49 468,844
500,000 National Rural Utilities Cooperative Finance Corp 7.125 09/15/53 518,603
1,000,000 New Mountain Finance Corp 6.875 02/01/29 989,461
1,000,000 Nomura Holdings, Inc 1.851 07/16/25 952,570
1,000,000 Nomura Holdings, Inc 1.653 07/14/26 919,526
1,000,000 Nomura Holdings, Inc 2.329 01/22/27 921,802
500,000 Nomura Holdings, Inc 5.386 07/06/27 500,734
1,000,000 Nomura Holdings, Inc 5.842 01/18/28 1,017,562
1,000,000 Nomura Holdings, Inc 6.070 07/12/28 1,029,169
1,000,000 Nomura Holdings, Inc 2.172 07/14/28 879,933
1,000,000 Nomura Holdings, Inc 2.710 01/22/29 888,446
500,000 Nomura Holdings, Inc 5.605 07/06/29 506,126
1,500,000 Nomura Holdings, Inc 3.103 01/16/30 1,331,875
500,000 Nomura Holdings, Inc 2.679 07/16/30 428,395
1,500,000 Nomura Holdings, Inc 2.608 07/14/31 1,246,942
1,000,000 Nomura Holdings, Inc 2.999 01/22/32 844,501
1,000,000 Nomura Holdings, Inc 6.181 01/18/33 1,059,586
1,000,000 (a) Nomura Holdings, Inc 6.087 07/12/33 1,060,138
625,000 Northern Trust Corp 3.950 10/30/25 612,266
725,000 Northern Trust Corp 4.000 05/10/27 706,323
500,000 Northern Trust Corp 3.650 08/03/28 480,433
500,000 Northern Trust Corp 3.150 05/03/29 465,326
700,000 Northern Trust Corp 1.950 05/01/30 595,595
100,000 Northern Trust Corp 3.375 05/08/32 93,211
500,000 (a) Northern Trust Corp 6.125 11/02/32 528,162
1,500,000 Oaktree Specialty Lending Corp 2.700 01/15/27 1,356,456
500,000 Oaktree Specialty Lending Corp 7.100 02/15/29 516,282
1,500,000 Oesterreichische Kontrollbank AG. 1.500 02/12/25 1,453,453
2,000,000 Oesterreichische Kontrollbank AG. 0.375 09/17/25 1,872,376
600,000 Oesterreichische Kontrollbank AG. 4.125 01/20/26 592,806
2,500,000 Oesterreichische Kontrollbank AG. 0.500 02/02/26 2,312,844
2,000,000 Oesterreichische Kontrollbank AG. 4.250 03/01/28 1,985,437
800,000 Oesterreichische Kontrollbank AG. 4.125 01/18/29 792,202
200,000 ORIX Corp 3.700 07/18/27 191,820
500,000 ORIX Corp 5.000 09/13/27 499,794
1,000,000 (a) ORIX Corp 2.250 03/09/31 845,052
1,000,000 ORIX Corp 4.000 04/13/32 933,618

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 500,000 (a) ORIX Corp 5.200% 09/13/32 $ 510,465
1,000,000 PayPal Holdings, Inc 1.650 06/01/25 959,489
1,000,000 PayPal Holdings, Inc 2.650 10/01/26 943,952
1,000,000 PayPal Holdings, Inc 3.900 06/01/27 973,153
1,000,000 PayPal Holdings, Inc 2.850 10/01/29 904,304
500,000 PayPal Holdings, Inc 2.300 06/01/30 431,265
1,000,000 PayPal Holdings, Inc 3.250 06/01/50 708,417
750,000 PayPal Holdings, Inc 5.050 06/01/52 712,271
750,000 PayPal Holdings, Inc 5.250 06/01/62 717,898
3,000,000 Private Export Funding Corp (PEFCO) 1.400 07/15/28 2,650,430
1,000,000 Private Export Funding Corp (PEFCO) 4.600 02/15/34 1,004,017
1,000,000 (a) Prospect Capital Corp 3.364 11/15/26 910,342
1,000,000 Prospect Capital Corp 3.437 10/15/28 861,356
1,500,000 Radian Group, Inc 6.200 05/15/29 1,522,255
425,000 Raymond James Financial, Inc 4.950 07/15/46 390,958
1,000,000 Raymond James Financial, Inc 3.750 04/01/51 757,945
625,000 S&P Global, Inc 2.450 03/01/27 584,964
1,000,000 S&P Global, Inc 2.700 03/01/29 908,477
500,000 (a) S&P Global, Inc 2.500 12/01/29 442,656
500,000 S&P Global, Inc 1.250 08/15/30 403,926
1,000,000 S&P Global, Inc 2.900 03/01/32 871,479
2,000,000 (f) S&P Global, Inc 5.250 09/15/33 2,043,683
500,000 S&P Global, Inc 3.250 12/01/49 361,794
1,000,000 S&P Global, Inc 3.700 03/01/52 791,596
500,000 S&P Global, Inc 2.300 08/15/60 274,314
1,000,000 S&P Global, Inc 3.900 03/01/62 782,212
500,000 (f) Sixth Street Lending Partners 6.500 03/11/29 499,703
1,500,000 Sixth Street Specialty Lending, Inc 2.500 08/01/26 1,384,213
750,000 Sixth Street Specialty Lending, Inc 6.950 08/14/28 769,731
375,000 State Street Corp 3.550 08/18/25 367,413
500,000 State Street Corp 2.901 03/30/26 486,830
650,000 State Street Corp 2.650 05/19/26 619,535
1,500,000 State Street Corp 5.272 08/03/26 1,508,092
1,000,000 State Street Corp 4.993 03/18/27 1,001,937
1,000,000 State Street Corp 1.684 11/18/27 919,046
1,000,000 State Street Corp 2.203 02/07/28 927,063
525,000 State Street Corp 5.820 11/04/28 540,333
1,000,000 State Street Corp 5.684 11/21/29 1,026,978
300,000 State Street Corp 4.141 12/03/29 289,463
750,000 (a) State Street Corp 2.400 01/24/30 660,118
1,375,000 State Street Corp 2.200 03/03/31 1,150,150
1,000,000 State Street Corp 2.623 02/07/33 839,775
200,000 (a) State Street Corp 4.421 05/13/33 190,977
750,000 State Street Corp 4.164 08/04/33 696,561
1,000,000 State Street Corp 4.821 01/26/34 973,125
1,000,000 State Street Corp 5.159 05/18/34 995,642
500,000 State Street Corp 3.031 11/01/34 444,080
350,000 State Street Corp 6.123 11/21/34 364,871
100,000 Stifel Financial Corp 4.250 07/18/24 99,450
1,000,000 Synchrony Bank 5.625 08/23/27 981,247
250,000 Synchrony Financial 4.250 08/15/24 248,388
600,000 Synchrony Financial 4.500 07/23/25 587,940
300,000 Synchrony Financial 3.700 08/04/26 285,310
900,000 Synchrony Financial 3.950 12/01/27 841,660
500,000 Synchrony Financial 5.150 03/19/29 480,379
2,000,000 Synchrony Financial 2.875 10/28/31 1,596,077
4,000,000 Toyota Motor Credit Corp 1.125 06/18/26 3,681,712
1,000,000 TPG Operating Group II LP 5.875 03/05/34 1,014,130
2,000,000 UBS AG. 5.650 09/11/28 2,047,323
1,300,000 UBS Group AG. 3.750 03/26/25 1,275,475
2,750,000 UBS Group AG. 4.550 04/17/26 2,705,889

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,750,000 UBS Group AG. 4.875% 05/15/45 $ 1,626,577
2,000,000 United Air (Mileage Plus Holdings LLC) 5.800 01/15/36 2,033,600
3,725,000 Visa, Inc 3.150 12/14/25 3,622,392
2,000,000 Visa, Inc 1.900 04/15/27 1,849,488
1,175,000 (a) Visa, Inc 0.750 08/15/27 1,037,518
700,000 Visa, Inc 2.750 09/15/27 657,944
475,000 Visa, Inc 2.050 04/15/30 409,660
250,000 Visa, Inc 4.150 12/14/35 237,161
1,500,000 Visa, Inc 2.700 04/15/40 1,124,069
2,325,000 Visa, Inc 4.300 12/14/45 2,096,828
1,125,000 Visa, Inc 3.650 09/15/47 907,691
750,000 Visa, Inc 2.000 08/15/50 441,934
550,000 Voya Financial, Inc 3.650 06/15/26 529,696
200,000 Voya Financial, Inc 5.700 07/15/43 195,825
500,000 Western Union Co 2.850 01/10/25 488,906
1,000,000 Western Union Co 1.350 03/15/26 924,109
1,000,000 Western Union Co 2.750 03/15/31 836,657
TOTAL FINANCIAL SERVICES 621,153,423
FOOD, BEVERAGE & TOBACCO - 1.1%
1,300,000 Altria Group, Inc 2.350 05/06/25 1,258,104
727,000 Altria Group, Inc 4.400 02/14/26 716,156
700,000 Altria Group, Inc 2.625 09/16/26 659,765
750,000 Altria Group, Inc 6.200 11/01/28 781,704
800,000 Altria Group, Inc 3.400 05/06/30 726,540
2,175,000 Altria Group, Inc 2.450 02/04/32 1,764,951
800,000 Altria Group, Inc 5.800 02/14/39 810,655
1,500,000 Altria Group, Inc 3.400 02/04/41 1,100,386
925,000 Altria Group, Inc 4.250 08/09/42 758,012
300,000 Altria Group, Inc 4.500 05/02/43 252,771
775,000 Altria Group, Inc 5.375 01/31/44 763,352
900,000 Altria Group, Inc 3.875 09/16/46 674,105
3,375,000 (a) Altria Group, Inc 5.950 02/14/49 3,434,842
1,000,000 Altria Group, Inc 4.450 05/06/50 795,127
1,000,000 Altria Group, Inc 3.700 02/04/51 698,814
1,000,000 Altria Group, Inc 4.000 02/04/61 736,062
4,307,000 Anheuser-Busch Cos LLC 3.650 02/01/26 4,208,747
3,150,000 Anheuser-Busch Cos LLC 4.700 02/01/36 3,045,481
8,875,000 Anheuser-Busch Cos LLC 4.900 02/01/46 8,434,003
1,125,000 Anheuser-Busch InBev Finance, Inc 4.625 02/01/44 1,035,712
625,000 (a) Anheuser-Busch InBev Worldwide, Inc 4.900 01/23/31 632,390
5,600,000 Anheuser-Busch InBev Worldwide, Inc 5.000 06/15/34 5,633,320
1,700,000 Anheuser-Busch InBev Worldwide, Inc 4.375 04/15/38 1,579,909
100,000 Anheuser-Busch InBev Worldwide, Inc 8.200 01/15/39 129,749
2,675,000 Anheuser-Busch InBev Worldwide, Inc 5.450 01/23/39 2,761,915
500,000 Anheuser-Busch InBev Worldwide, Inc 4.350 06/01/40 452,607
150,000 Anheuser-Busch InBev Worldwide, Inc 4.950 01/15/42 145,700
60,000 Anheuser-Busch InBev Worldwide, Inc 4.600 04/15/48 54,830
1,764,000 Anheuser-Busch InBev Worldwide, Inc 4.439 10/06/48 1,569,572
2,025,000 Anheuser-Busch InBev Worldwide, Inc 5.550 01/23/49 2,111,342
1,725,000 Anheuser-Busch InBev Worldwide, Inc 4.750 04/15/58 1,591,345
2,150,000 Anheuser-Busch InBev Worldwide, Inc 5.800 01/23/59 2,312,378
1,075,000 Archer-Daniels-Midland Co 2.500 08/11/26 1,016,175
1,500,000 Archer-Daniels-Midland Co 3.250 03/27/30 1,371,801
500,000 Archer-Daniels-Midland Co 2.900 03/01/32 430,665
325,000 Archer-Daniels-Midland Co 4.500 08/15/33 314,498
800,000 Archer-Daniels-Midland Co 4.500 03/15/49 701,917
1,000,000 Archer-Daniels-Midland Co 2.700 09/15/51 638,544
929,000 BAT Capital Corp 3.557 08/15/27 879,713
400,000 BAT Capital Corp 2.259 03/25/28 356,075
275,000 BAT Capital Corp 4.906 04/02/30 269,024
1,000,000 BAT Capital Corp 6.343 08/02/30 1,041,972

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 900,000 BAT Capital Corp 5.834% 02/20/31 $ 907,724
650,000 BAT Capital Corp 2.726 03/25/31 546,523
500,000 BAT Capital Corp 4.742 03/16/32 478,254
1,000,000 BAT Capital Corp 7.750 10/19/32 1,128,460
1,000,000 BAT Capital Corp 6.421 08/02/33 1,046,072
2,500,000 BAT Capital Corp 6.000 02/20/34 2,531,363
1,400,000 BAT Capital Corp 4.390 08/15/37 1,176,780
475,000 BAT Capital Corp 3.734 09/25/40 352,010
1,000,000 BAT Capital Corp 7.079 08/02/43 1,066,882
1,625,000 BAT Capital Corp 4.540 08/15/47 1,254,647
900,000 BAT Capital Corp 4.758 09/06/49 716,303
500,000 BAT Capital Corp 5.282 04/02/50 429,330
1,000,000 BAT Capital Corp 3.984 09/25/50 703,298
1,000,000 BAT Capital Corp 5.650 03/16/52 902,268
1,000,000 BAT Capital Corp 7.081 08/02/53 1,078,049
5,000,000 BAT International Finance plc 1.668 03/25/26 4,653,799
500,000 BAT International Finance plc 4.448 03/16/28 485,524
1,000,000 BAT International Finance plc 5.931 02/02/29 1,026,427
200,000 Brown-Forman Corp 3.500 04/15/25 196,243
225,000 Brown-Forman Corp 4.750 04/15/33 222,710
200,000 Brown-Forman Corp 4.000 04/15/38 177,937
200,000 Brown-Forman Corp 4.500 07/15/45 179,866
500,000 Bunge Ltd 1.630 08/17/25 473,590
125,000 Bunge Ltd 3.250 08/15/26 119,512
500,000 Bunge Ltd 3.750 09/25/27 479,848
500,000 Campbell Soup Co 3.950 03/15/25 492,398
725,000 Campbell Soup Co 4.150 03/15/28 702,836
325,000 Campbell Soup Co 5.200 03/21/29 326,557
500,000 (a) Campbell Soup Co 2.375 04/24/30 428,094
300,000 Campbell Soup Co 5.400 03/21/34 302,251
800,000 Campbell Soup Co 4.800 03/15/48 710,830
500,000 Campbell Soup Co 3.125 04/24/50 332,666
1,000,000 Coca-Cola Co 3.375 03/25/27 968,777
1,000,000 Coca-Cola Co 1.450 06/01/27 910,000
1,000,000 Coca-Cola Co 1.500 03/05/28 893,773
2,000,000 Coca-Cola Co 1.000 03/15/28 1,753,557
600,000 (a) Coca-Cola Co 2.125 09/06/29 532,102
300,000 Coca-Cola Co 3.450 03/25/30 282,035
800,000 Coca-Cola Co 1.650 06/01/30 674,291
1,500,000 Coca-Cola Co 2.000 03/05/31 1,268,647
2,000,000 Coca-Cola Co 1.375 03/15/31 1,621,417
2,000,000 Coca-Cola Co 2.250 01/05/32 1,703,662
725,000 Coca-Cola Co 2.500 06/01/40 526,762
1,000,000 Coca-Cola Co 2.875 05/05/41 756,032
1,500,000 Coca-Cola Co 2.600 06/01/50 980,822
1,500,000 Coca-Cola Co 3.000 03/05/51 1,066,772
1,000,000 (a) Coca-Cola Co 2.750 06/01/60 649,078
300,000 Coca-Cola Consolidated, Inc 3.800 11/25/25 293,371
678,000 Coca-Cola Femsa SAB de C.V. 2.750 01/22/30 602,055
450,000 ConAgra Brands, Inc 4.600 11/01/25 444,269
1,000,000 ConAgra Brands, Inc 5.300 10/01/26 1,001,600
500,000 ConAgra Brands, Inc 1.375 11/01/27 437,498
100,000 ConAgra Brands, Inc 7.000 10/01/28 107,645
1,575,000 ConAgra Brands, Inc 4.850 11/01/28 1,556,305
750,000 ConAgra Brands, Inc 5.300 11/01/38 714,156
750,000 ConAgra Brands, Inc 5.400 11/01/48 704,057
100,000 Constellation Brands, Inc 4.400 11/15/25 98,480
750,000 Constellation Brands, Inc 3.700 12/06/26 723,519
300,000 Constellation Brands, Inc 3.500 05/09/27 286,270
1,000,000 Constellation Brands, Inc 4.350 05/09/27 979,119
700,000 Constellation Brands, Inc 3.600 02/15/28 664,809

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 300,000 Constellation Brands, Inc 4.650% 11/15/28 $ 294,869
2,000,000 Constellation Brands, Inc 4.800 01/15/29 1,982,459
1,000,000 Constellation Brands, Inc 3.150 08/01/29 910,814
100,000 Constellation Brands, Inc 2.875 05/01/30 88,459
425,000 Constellation Brands, Inc 2.250 08/01/31 351,044
1,000,000 Constellation Brands, Inc 4.750 05/09/32 976,914
400,000 Constellation Brands, Inc 4.900 05/01/33 392,395
300,000 Constellation Brands, Inc 4.100 02/15/48 244,321
300,000 Constellation Brands, Inc 5.250 11/15/48 286,480
1,250,000 Constellation Brands, Inc 3.750 05/01/50 961,023
750,000 Diageo Capital plc 2.125 10/24/24 735,802
500,000 Diageo Capital plc 1.375 09/29/25 473,126
750,000 Diageo Capital plc 5.300 10/24/27 760,193
425,000 Diageo Capital plc 3.875 05/18/28 411,978
425,000 Diageo Capital plc 5.500 01/24/33 440,814
1,500,000 Diageo Capital plc 5.625 10/05/33 1,577,816
200,000 Diageo Capital plc 5.875 09/30/36 216,019
400,000 Diageo Capital plc 3.875 04/29/43 341,176
100,000 Diageo Investment Corp 4.250 05/11/42 89,885
100,000 Flowers Foods, Inc 3.500 10/01/26 96,055
400,000 Flowers Foods, Inc 2.400 03/15/31 335,203
150,000 General Mills, Inc 4.000 04/17/25 147,816
1,000,000 General Mills, Inc 4.700 01/30/27 991,429
800,000 General Mills, Inc 3.200 02/10/27 762,537
2,300,000 General Mills, Inc 4.200 04/17/28 2,243,157
1,500,000 General Mills, Inc 5.500 10/17/28 1,530,757
100,000 General Mills, Inc 2.875 04/15/30 89,021
1,000,000 General Mills, Inc 2.250 10/14/31 826,824
175,000 General Mills, Inc 4.950 03/29/33 173,047
951,000 General Mills, Inc 3.000 02/01/51 624,148
500,000 Hershey Co 0.900 06/01/25 476,011
750,000 Hershey Co 4.250 05/04/28 743,180
300,000 Hershey Co 2.450 11/15/29 268,167
500,000 Hershey Co 1.700 06/01/30 419,143
150,000 Hershey Co 4.500 05/04/33 148,256
300,000 Hershey Co 3.375 08/15/46 229,343
300,000 Hershey Co 3.125 11/15/49 217,695
100,000 Hershey Co 2.650 06/01/50 64,969
1,500,000 Hormel Foods Corp 1.700 06/03/28 1,329,200
1,500,000 Hormel Foods Corp 1.800 06/11/30 1,255,410
300,000 Ingredion, Inc 3.200 10/01/26 285,475
750,000 Ingredion, Inc 3.900 06/01/50 556,504
200,000 J M Smucker Co 3.375 12/15/27 189,144
1,000,000 J M Smucker Co 5.900 11/15/28 1,036,920
150,000 J M Smucker Co 2.375 03/15/30 130,084
425,000 J M Smucker Co 2.125 03/15/32 343,973
1,000,000 J M Smucker Co 6.200 11/15/33 1,066,681
300,000 J M Smucker Co 4.250 03/15/35 274,070
550,000 J M Smucker Co 2.750 09/15/41 372,405
250,000 J M Smucker Co 6.500 11/15/43 271,238
300,000 J M Smucker Co 4.375 03/15/45 257,542
400,000 J M Smucker Co 3.550 03/15/50 283,145
250,000 J M Smucker Co 6.500 11/15/53 277,621
3,000,000 JBS USA LUX S.A. 5.125 02/01/28 2,954,269
3,000,000 JBS USA LUX S.A. 5.750 04/01/33 2,955,516
2,000,000 JBS USA LUX S.A. 6.500 12/01/52 1,976,204
1,800,000 Kellogg Co 3.250 04/01/26 1,735,961
200,000 Kellogg Co 3.400 11/15/27 189,024
800,000 Kellogg Co 4.300 05/15/28 780,670
275,000 Kellogg Co 2.100 06/01/30 233,657
1,000,000 Kellogg Co 5.250 03/01/33 1,003,293

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 150,000 Kellogg Co 4.500% 04/01/46 $ 128,461
66,000 Keurig Dr Pepper, Inc 4.417 05/25/25 65,290
200,000 Keurig Dr Pepper, Inc 3.400 11/15/25 194,105
200,000 Keurig Dr Pepper, Inc 2.550 09/15/26 188,338
1,000,000 Keurig Dr Pepper, Inc 5.050 03/15/29 1,002,880
2,000,000 Keurig Dr Pepper, Inc 3.950 04/15/29 1,909,959
750,000 Keurig Dr Pepper, Inc 3.200 05/01/30 675,567
1,500,000 Keurig Dr Pepper, Inc 2.250 03/15/31 1,249,923
1,000,000 Keurig Dr Pepper, Inc 5.200 03/15/31 1,002,385
2,000,000 Keurig Dr Pepper, Inc 4.050 04/15/32 1,863,650
1,000,000 Keurig Dr Pepper, Inc 5.300 03/15/34 1,003,446
500,000 Keurig Dr Pepper, Inc 4.420 12/15/46 426,940
1,500,000 Keurig Dr Pepper, Inc 3.350 03/15/51 1,052,987
500,000 Keurig Dr Pepper, Inc 4.500 04/15/52 428,570
1,500,000 Kraft Heinz Foods Co 3.000 06/01/26 1,435,763
6,000,000 Kraft Heinz Foods Co 3.875 05/15/27 5,814,461
1,000,000 Kraft Heinz Foods Co 3.750 04/01/30 938,037
1,000,000 Kraft Heinz Foods Co 5.200 07/15/45 947,851
4,000,000 Kraft Heinz Foods Co 4.875 10/01/49 3,619,690
625,000 McCormick & Co, Inc 0.900 02/15/26 577,456
250,000 McCormick & Co, Inc 3.400 08/15/27 237,475
500,000 McCormick & Co, Inc 2.500 04/15/30 434,498
325,000 McCormick & Co, Inc 1.850 02/15/31 262,949
1,000,000 McCormick & Co, Inc 4.950 04/15/33 988,954
400,000 McCormick & Co, Inc 4.200 08/15/47 338,824
925,000 Mead Johnson Nutrition Co 4.125 11/15/25 907,274
350,000 Mead Johnson Nutrition Co 4.600 06/01/44 312,407
1,025,000 Molson Coors Beverage Co 3.000 07/15/26 978,314
525,000 Molson Coors Beverage Co 5.000 05/01/42 497,066
1,550,000 Molson Coors Beverage Co 4.200 07/15/46 1,295,144
1,000,000 Mondelez International, Inc 1.500 05/04/25 958,808
1,500,000 Mondelez International, Inc 2.625 03/17/27 1,404,758
1,000,000 Mondelez International, Inc 4.750 02/20/29 992,959
356,000 Mondelez International, Inc 2.750 04/13/30 316,644
400,000 Mondelez International, Inc 1.500 02/04/31 319,363
725,000 (a) Mondelez International, Inc 1.875 10/15/32 576,797
1,200,000 Mondelez International, Inc 2.625 09/04/50 755,216
1,500,000 PepsiCo Singapore Financing I Pte Ltd 4.550 02/16/29 1,489,304
2,000,000 PepsiCo Singapore Financing I Pte Ltd 4.700 02/16/34 1,974,667
525,000 PepsiCo, Inc 2.750 04/30/25 511,908
425,000 PepsiCo, Inc 3.500 07/17/25 416,387
275,000 PepsiCo, Inc 2.850 02/24/26 265,493
1,300,000 PepsiCo, Inc 2.375 10/06/26 1,227,967
275,000 PepsiCo, Inc 5.125 11/10/26 277,181
150,000 PepsiCo, Inc 2.625 03/19/27 141,390
2,000,000 PepsiCo, Inc 3.600 02/18/28 1,931,938
2,500,000 (a) PepsiCo, Inc 4.450 05/15/28 2,498,836
500,000 PepsiCo, Inc 2.750 03/19/30 450,178
2,275,000 PepsiCo, Inc 1.625 05/01/30 1,909,940
2,000,000 PepsiCo, Inc 1.400 02/25/31 1,615,838
2,000,000 PepsiCo, Inc 1.950 10/21/31 1,662,277
1,100,000 PepsiCo, Inc 3.900 07/18/32 1,042,847
3,000,000 (a) PepsiCo, Inc 4.450 02/15/33 3,006,616
575,000 PepsiCo, Inc 2.625 10/21/41 417,790
750,000 PepsiCo, Inc 2.875 10/15/49 522,405
1,000,000 PepsiCo, Inc 2.750 10/21/51 667,331
1,000,000 PepsiCo, Inc 4.200 07/18/52 873,494
2,500,000 PepsiCo, Inc 4.650 02/15/53 2,347,957
400,000 Philip Morris Interanational, Inc 6.375 05/16/38 437,811
500,000 Philip Morris International, Inc 1.500 05/01/25 480,315
500,000 Philip Morris International, Inc 3.375 08/11/25 488,137

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 700,000 Philip Morris International, Inc 2.750% 02/25/26 $ 671,033
1,000,000 Philip Morris International, Inc 0.875 05/01/26 918,193
1,500,000 Philip Morris International, Inc 5.125 11/17/27 1,507,757
2,500,000 Philip Morris International, Inc 4.875 02/15/28 2,493,112
1,500,000 Philip Morris International, Inc 3.125 03/02/28 1,401,337
1,000,000 Philip Morris International, Inc 5.250 09/07/28 1,011,670
1,000,000 Philip Morris International, Inc 4.875 02/13/29 993,628
1,450,000 (a) Philip Morris International, Inc 3.375 08/15/29 1,344,848
1,500,000 Philip Morris International, Inc 5.625 11/17/29 1,544,805
2,000,000 Philip Morris International, Inc 5.125 02/15/30 1,999,978
450,000 Philip Morris International, Inc 2.100 05/01/30 382,341
1,000,000 Philip Morris International, Inc 5.500 09/07/30 1,019,151
1,000,000 Philip Morris International, Inc 1.750 11/01/30 816,017
1,000,000 Philip Morris International, Inc 5.125 02/13/31 993,445
1,500,000 Philip Morris International, Inc 5.750 11/17/32 1,548,626
2,500,000 Philip Morris International, Inc 5.375 02/15/33 2,520,540
1,000,000 Philip Morris International, Inc 5.625 09/07/33 1,022,644
1,500,000 Philip Morris International, Inc 5.250 02/13/34 1,486,702
225,000 Philip Morris International, Inc 4.375 11/15/41 194,044
200,000 Philip Morris International, Inc 4.500 03/20/42 174,737
275,000 Philip Morris International, Inc 3.875 08/21/42 220,179
300,000 Philip Morris International, Inc 4.125 03/04/43 247,879
200,000 Philip Morris International, Inc 4.875 11/15/43 182,697
2,000,000 Philip Morris International, Inc 4.250 11/10/44 1,675,577
2,000,000 Pilgrim's Pride Corp 6.250 07/01/33 2,043,774
750,000 Pilgrim's Pride Corp 6.875 05/15/34 799,276
341,000 Reynolds American, Inc 4.450 06/12/25 336,439
750,000 Reynolds American, Inc 5.700 08/15/35 732,364
65,000 Reynolds American, Inc 7.250 06/15/37 70,111
200,000 Reynolds American, Inc 6.150 09/15/43 198,370
1,775,000 Reynolds American, Inc 5.850 08/15/45 1,646,395
500,000 Tyson Foods, Inc 4.000 03/01/26 487,784
1,150,000 Tyson Foods, Inc 3.550 06/02/27 1,096,799
500,000 Tyson Foods, Inc 4.350 03/01/29 483,523
1,000,000 Tyson Foods, Inc 5.400 03/15/29 1,008,941
1,000,000 Tyson Foods, Inc 5.700 03/15/34 1,013,190
500,000 Tyson Foods, Inc 5.150 08/15/44 458,009
300,000 Tyson Foods, Inc 4.550 06/02/47 247,978
1,700,000 Tyson Foods, Inc 5.100 09/28/48 1,531,124
225,000 Unilever Capital Corp 2.000 07/28/26 210,975
430,000 Unilever Capital Corp 5.900 11/15/32 463,116
TOTAL FOOD, BEVERAGE & TOBACCO 251,121,336
HEALTH CARE EQUIPMENT & SERVICES - 1.5%
275,000 Abbott Laboratories 2.950 03/15/25 269,317
1,708,000 Abbott Laboratories 3.750 11/30/26 1,669,142
625,000 Abbott Laboratories 1.150 01/30/28 552,261
200,000 Abbott Laboratories 1.400 06/30/30 166,681
2,750,000 Abbott Laboratories 4.750 11/30/36 2,727,428
3,450,000 Abbott Laboratories 4.900 11/30/46 3,367,733
1,000,000 AdventHealth Obligated Group 2.795 11/15/51 665,779
500,000 (a) Adventist Health System 2.952 03/01/29 450,470
1,000,000 Adventist Health System 5.430 03/01/32 1,009,361
500,000 (a) Adventist Health System 3.630 03/01/49 367,175
200,000 Advocate Health & Hospitals Corp 3.829 08/15/28 192,626
750,000 Advocate Health & Hospitals Corp 2.211 06/15/30 640,350
100,000 Advocate Health & Hospitals Corp 4.272 08/15/48 88,332
600,000 Advocate Health & Hospitals Corp 3.387 10/15/49 451,518
500,000 Advocate Health & Hospitals Corp 3.008 06/15/50 348,407
325,000 Aetna, Inc 3.500 11/15/24 320,655
440,000 Aetna, Inc 6.625 06/15/36 482,266
350,000 Aetna, Inc 4.500 05/15/42 302,817

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 500,000 Aetna, Inc 4.125% 11/15/42 $ 407,428
1,050,000 Aetna, Inc 3.875 08/15/47 801,057
1,500,000 AHS Hospital Corp 2.780 07/01/51 985,664
200,000 Allina Health System 3.887 04/15/49 159,265
520,000 Allina Health System 2.902 11/15/51 345,518
200,000 AmerisourceBergen Corp 3.450 12/15/27 190,072
1,000,000 AmerisourceBergen Corp 2.800 05/15/30 882,910
1,000,000 AmerisourceBergen Corp 2.700 03/15/31 858,222
700,000 AmerisourceBergen Corp 4.300 12/15/47 606,466
1,000,000 Ascension Health 2.532 11/15/29 891,651
1,000,000 Ascension Health 3.106 11/15/39 793,661
875,000 Ascension Health 3.945 11/15/46 743,642
200,000 Ascension Health 4.847 11/15/53 192,143
500,000 Banner Health 2.338 01/01/30 436,154
750,000 Banner Health 1.897 01/01/31 617,308
750,000 Banner Health 2.913 01/01/51 506,099
1,000,000 Baptist Health South Florida Obligated Group 3.115 11/15/71 606,877
1,000,000 Baptist Healthcare System Obligated Group 3.540 08/15/50 747,811
475,000 Baxter International, Inc 2.600 08/15/26 447,089
2,000,000 Baxter International, Inc 1.915 02/01/27 1,826,158
1,350,000 Baxter International, Inc 2.272 12/01/28 1,189,235
2,000,000 Baxter International, Inc 1.730 04/01/31 1,593,985
1,150,000 (a) Baxter International, Inc 2.539 02/01/32 950,302
300,000 Baxter International, Inc 3.500 08/15/46 217,929
1,000,000 Baxter International, Inc 3.132 12/01/51 654,907
750,000 BayCare Health System, Inc 3.831 11/15/50 614,883
1,500,000 Baylor Scott & White Holdings 1.777 11/15/30 1,226,549
290,000 Baylor Scott & White Holdings 4.185 11/15/45 256,058
200,000 Baylor Scott & White Holdings 3.967 11/15/46 168,400
1,000,000 Baylor Scott & White Holdings 2.839 11/15/50 680,229
1,277,000 Becton Dickinson & Co 3.700 06/06/27 1,226,866
1,000,000 Becton Dickinson & Co 4.693 02/13/28 989,835
1,000,000 Becton Dickinson & Co 4.874 02/08/29 994,029
675,000 (a) Becton Dickinson & Co 2.823 05/20/30 595,616
1,500,000 Becton Dickinson & Co 1.957 02/11/31 1,230,838
1,000,000 Becton Dickinson & Co 4.298 08/22/32 948,887
1,000,000 Becton Dickinson & Co 5.110 02/08/34 992,467
343,000 Becton Dickinson & Co 4.685 12/15/44 310,595
1,000,000 Becton Dickinson & Co 4.669 06/06/47 896,099
447,000 Becton Dickinson & Co 3.794 05/20/50 350,589
235,000 Beth Israel Lahey Health, Inc 3.080 07/01/51 151,941
200,000 Bon Secours Mercy Health, Inc 4.302 07/01/28 194,815
500,000 Bon Secours Mercy Health, Inc 3.464 06/01/30 462,623
500,000 Bon Secours Mercy Health, Inc 2.095 06/01/31 410,553
500,000 Bon Secours Mercy Health, Inc 3.205 06/01/50 353,413
2,500,000 Boston Scientific Corp 2.650 06/01/30 2,201,869
343,000 Boston Scientific Corp 4.550 03/01/39 320,909
256,000 Boston Scientific Corp 4.700 03/01/49 237,018
200,000 Cardinal Health, Inc 3.750 09/15/25 195,374
1,475,000 Cardinal Health, Inc 3.410 06/15/27 1,400,596
1,000,000 Cardinal Health, Inc 5.125 02/15/29 1,001,950
1,000,000 Cardinal Health, Inc 5.450 02/15/34 1,010,951
100,000 Cardinal Health, Inc 4.600 03/15/43 87,203
200,000 Cardinal Health, Inc 4.500 11/15/44 172,074
200,000 Cardinal Health, Inc 4.900 09/15/45 179,559
500,000 Cardinal Health, Inc 4.368 06/15/47 421,684
1,000,000 Cedars-Sinai Health System 2.288 08/15/31 836,365
500,000 CENCORA,Inc 5.125 02/15/34 499,145
2,000,000 Centene Corp 2.450 07/15/28 1,773,427
2,000,000 Centene Corp 3.000 10/15/30 1,714,794
2,000,000 Centene Corp 2.500 03/01/31 1,645,045

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 2,000,000 Centene Corp 2.625% 08/01/31 $ 1,641,752
1,000,000 Children's Health System of Texas 2.511 08/15/50 628,222
100,000 Children's Hospital Corp 4.115 01/01/47 86,298
1,000,000 Children's Hospital Corp 2.585 02/01/50 638,542
1,000,000 Children's Hospital of Philadelphia 2.704 07/01/50 657,273
200,000 CHRISTUS Health 4.341 07/01/28 196,000
900,000 Cigna Group 3.250 04/15/25 880,076
98,000 Cigna Group 4.500 02/25/26 96,800
416,000 Cigna Group 1.250 03/15/26 385,354
4,475,000 Cigna Group 3.400 03/01/27 4,287,910
300,000 Cigna Group 3.050 10/15/27 281,558
2,000,000 Cigna Group 4.375 10/15/28 1,950,990
1,000,000 Cigna Group 5.000 05/15/29 1,001,426
218,000 Cigna Group 2.400 03/15/30 188,255
550,000 Cigna Group 2.375 03/15/31 463,205
1,000,000 Cigna Group 5.125 05/15/31 1,000,910
2,500,000 Cigna Group 5.400 03/15/33 2,545,458
1,000,000 Cigna Group 5.250 02/15/34 998,579
1,700,000 Cigna Group 4.800 08/15/38 1,597,155
225,000 Cigna Group 3.200 03/15/40 170,321
93,000 Cigna Group 6.125 11/15/41 99,537
975,000 Cigna Group 4.800 07/15/46 886,295
1,150,000 Cigna Group 3.875 10/15/47 899,495
2,450,000 Cigna Group 4.900 12/15/48 2,231,769
750,000 Cigna Group 3.400 03/15/50 533,523
1,100,000 Cigna Group 3.400 03/15/51 784,730
375,000 Cigna Group 5.600 02/15/54 376,398
600,000 City of Hope 4.378 08/15/48 493,604
750,000 CommonSpirit Health 2.760 10/01/24 738,391
750,000 CommonSpirit Health 6.073 11/01/27 763,300
1,000,000 CommonSpirit Health 3.347 10/01/29 917,097
1,000,000 CommonSpirit Health 2.782 10/01/30 867,374
1,000,000 CommonSpirit Health 5.205 12/01/31 1,000,401
760,000 CommonSpirit Health 5.318 12/01/34 761,285
300,000 CommonSpirit Health 4.350 11/01/42 261,669
750,000 CommonSpirit Health 3.817 10/01/49 583,721
715,000 CommonSpirit Health 4.187 10/01/49 594,467
500,000 CommonSpirit Health 3.910 10/01/50 391,149
750,000 (a) CommonSpirit Health 6.461 11/01/52 861,877
905,000 CommonSpirit Health 5.548 12/01/54 915,737
750,000 Community Health Network, Inc 3.099 05/01/50 511,618
500,000 Corewell Health Obligated Group 3.487 07/15/49 384,468
485,000 Cottage Health Obligated Group 3.304 11/01/49 352,728
1,969,000 CVS Health Corp 3.875 07/20/25 1,931,958
2,550,000 CVS Health Corp 2.875 06/01/26 2,431,066
1,250,000 CVS Health Corp 3.000 08/15/26 1,191,507
9,500,000 CVS Health Corp 1.300 08/21/27 8,420,475
1,000,000 CVS Health Corp 5.000 01/30/29 1,002,766
275,000 CVS Health Corp 3.250 08/15/29 252,222
2,000,000 CVS Health Corp 5.125 02/21/30 2,006,035
1,825,000 CVS Health Corp 1.750 08/21/30 1,499,072
1,000,000 CVS Health Corp 5.250 01/30/31 1,007,468
1,525,000 CVS Health Corp 1.875 02/28/31 1,242,544
1,000,000 CVS Health Corp 2.125 09/15/31 816,282
2,000,000 CVS Health Corp 5.250 02/21/33 2,000,538
850,000 CVS Health Corp 5.300 06/01/33 851,998
4,100,000 CVS Health Corp 4.780 03/25/38 3,786,260
850,000 CVS Health Corp 2.700 08/21/40 590,101
400,000 CVS Health Corp 5.300 12/05/43 379,720
1,800,000 CVS Health Corp 5.125 07/20/45 1,658,770
8,525,000 CVS Health Corp 5.050 03/25/48 7,742,216

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 2,000,000 CVS Health Corp 5.625% 02/21/53 $ 1,964,125
1,500,000 CVS Health Corp 5.875 06/01/53 1,525,963
1,500,000 CVS Health Corp 6.000 06/01/63 1,548,564
100,000 Dartmouth-Hitchcock Health 4.178 08/01/48 80,019
1,000,000 DENTSPLY SIRONA, Inc 3.250 06/01/30 886,185
750,000 DH Europe Finance II Sarl 2.200 11/15/24 735,457
300,000 DH Europe Finance II Sarl 2.600 11/15/29 268,546
550,000 DH Europe Finance II Sarl 3.250 11/15/39 444,231
200,000 Dignity Health 5.267 11/01/64 188,933
400,000 Duke University Health System, Inc 3.920 06/01/47 334,124
400,000 Edwards Lifesciences Corp 4.300 06/15/28 389,216
225,000 Elevance Health, Inc 3.500 08/15/24 223,187
1,625,000 Elevance Health, Inc 3.350 12/01/24 1,601,898
1,000,000 Elevance Health, Inc 1.500 03/15/26 931,438
850,000 Elevance Health, Inc 3.650 12/01/27 813,172
1,225,000 Elevance Health, Inc 4.101 03/01/28 1,191,135
500,000 Elevance Health, Inc 2.875 09/15/29 450,992
1,500,000 Elevance Health, Inc 2.250 05/15/30 1,282,824
1,000,000 Elevance Health, Inc 2.550 03/15/31 854,339
50,000 Elevance Health, Inc 4.100 05/15/32 46,816
500,000 Elevance Health, Inc 5.500 10/15/32 512,675
1,000,000 Elevance Health, Inc 4.750 02/15/33 975,885
1,150,000 Elevance Health, Inc 4.625 05/15/42 1,044,616
125,000 Elevance Health, Inc 4.650 01/15/43 113,770
500,000 Elevance Health, Inc 5.100 01/15/44 474,664
425,000 Elevance Health, Inc 4.650 08/15/44 382,941
625,000 Elevance Health, Inc 4.375 12/01/47 536,843
1,800,000 Elevance Health, Inc 4.550 03/01/48 1,582,270
500,000 Elevance Health, Inc 3.700 09/15/49 382,911
650,000 Elevance Health, Inc 3.125 05/15/50 452,312
425,000 Elevance Health, Inc 3.600 03/15/51 318,448
600,000 Elevance Health, Inc 4.550 05/15/52 525,087
1,750,000 Elevance Health, Inc 6.100 10/15/52 1,895,798
450,000 Elevance Health, Inc 5.125 02/15/53 431,253
865,000 Fred Hutchinson Cancer Center 4.966 01/01/52 833,894
3,000,000 GE HealthCare Technologies, Inc 5.650 11/15/27 3,054,851
1,000,000 GE HealthCare Technologies, Inc 5.857 03/15/30 1,040,939
1,500,000 GE HealthCare Technologies, Inc 5.905 11/22/32 1,574,806
1,500,000 GE HealthCare Technologies, Inc 6.377 11/22/52 1,692,876
750,000 Hackensack Meridian Health, Inc 2.675 09/01/41 537,330
200,000 Hackensack Meridian Health, Inc 4.211 07/01/48 174,097
750,000 Hackensack Meridian Health, Inc 2.875 09/01/50 504,150
200,000 Hackensack Meridian Health, Inc 4.500 07/01/57 180,337
685,000 Hartford HealthCare Corp 3.447 07/01/54 501,021
2,000,000 HCA, Inc 4.500 02/15/27 1,960,929
2,000,000 HCA, Inc 3.125 03/15/27 1,891,496
3,000,000 HCA, Inc 5.200 06/01/28 3,008,488
2,500,000 HCA, Inc 5.625 09/01/28 2,531,065
1,000,000 HCA, Inc 3.375 03/15/29 917,000
1,500,000 HCA, Inc 4.125 06/15/29 1,420,553
2,000,000 HCA, Inc 3.500 09/01/30 1,808,714
1,500,000 HCA, Inc 5.450 04/01/31 1,507,824
2,000,000 HCA, Inc 2.375 07/15/31 1,644,638
2,000,000 HCA, Inc 3.625 03/15/32 1,770,474
2,000,000 HCA, Inc 5.500 06/01/33 2,007,199
1,500,000 HCA, Inc 5.600 04/01/34 1,510,383
225,000 HCA, Inc 5.125 06/15/39 212,347
125,000 HCA, Inc 4.375 03/15/42 104,908
875,000 HCA, Inc 5.500 06/15/47 831,799
2,500,000 HCA, Inc 5.250 06/15/49 2,281,818
1,000,000 HCA, Inc 3.500 07/15/51 690,790

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 1,700,000 HCA, Inc 4.625% 03/15/52 $ 1,420,800
500,000 HCA, Inc 5.900 06/01/53 502,761
1,500,000 HCA, Inc 6.000 04/01/54 1,522,472
1,500,000 HCA, Inc 6.100 04/01/64 1,512,302
1,000,000 Hoag Memorial Hospital Presbyterian 3.803 07/15/52 813,105
2,500,000 Humana, Inc 1.350 02/03/27 2,251,987
600,000 Humana, Inc 3.950 03/15/27 580,975
500,000 Humana, Inc 5.750 03/01/28 510,884
750,000 Humana, Inc 5.750 12/01/28 768,553
500,000 Humana, Inc 3.700 03/23/29 470,514
175,000 Humana, Inc 3.125 08/15/29 158,884
1,000,000 Humana, Inc 5.375 04/15/31 1,000,539
325,000 Humana, Inc 2.150 02/03/32 259,850
500,000 Humana, Inc 5.875 03/01/33 515,971
750,000 Humana, Inc 5.950 03/15/34 778,766
200,000 Humana, Inc 4.625 12/01/42 175,051
300,000 Humana, Inc 4.950 10/01/44 272,659
600,000 Humana, Inc 4.800 03/15/47 526,376
500,000 Humana, Inc 3.950 08/15/49 392,149
1,500,000 Humana, Inc 5.500 03/15/53 1,459,516
500,000 Humana, Inc 5.750 04/15/54 503,258
200,000 Indiana University Health, Inc Obligated Group 3.970 11/01/48 168,912
1,500,000 Indiana University Health, Inc Obligated Group 2.852 11/01/51 1,015,072
1,000,000 (a) Inova Health System Foundation 4.068 05/15/52 853,203
760,000 Integris Baptist Medical Center, Inc 3.875 08/15/50 570,355
445,000 Iowa Health System 3.665 02/15/50 346,227
900,000 IQVIA, Inc 5.700 05/15/28 912,482
1,000,000 IQVIA, Inc 6.250 02/01/29 1,038,325
350,000 Johns Hopkins Health System Corp 3.837 05/15/46 290,753
500,000 Kaiser Foundation Hospitals 3.150 05/01/27 476,079
1,400,000 Kaiser Foundation Hospitals 2.810 06/01/41 1,033,187
100,000 Kaiser Foundation Hospitals 4.875 04/01/42 96,370
1,265,000 Kaiser Foundation Hospitals 4.150 05/01/47 1,088,538
1,000,000 Kaiser Foundation Hospitals 3.266 11/01/49 734,954
1,000,000 Kaiser Foundation Hospitals 3.002 06/01/51 692,813
755,000 Koninklijke Philips NV 5.000 03/15/42 690,315
1,000,000 Laboratory Corp of America Holdings 1.550 06/01/26 926,191
300,000 Laboratory Corp of America Holdings 3.600 09/01/27 286,422
500,000 Laboratory Corp of America Holdings 2.950 12/01/29 448,512
1,000,000 Laboratory Corp of America Holdings 2.700 06/01/31 857,125
800,000 Laboratory Corp of America Holdings 4.700 02/01/45 722,578
100,000 Mass General Brigham, Inc 3.765 07/01/48 80,209
750,000 Mass General Brigham, Inc 3.192 07/01/49 539,760
100,000 Mass General Brigham, Inc 4.117 07/01/55 83,803
1,000,000 Mass General Brigham, Inc 3.342 07/01/60 694,471
200,000 Mayo Clinic 4.000 11/15/47 170,428
200,000 Mayo Clinic 4.128 11/15/52 175,922
2,500,000 Mayo Clinic 3.196 11/15/61 1,719,794
1,000,000 McKesson Corp 0.900 12/03/25 930,395
500,000 McKesson Corp 1.300 08/15/26 457,663
1,000,000 McKesson Corp 4.900 07/15/28 1,003,059
350,000 McKesson Corp 5.100 07/15/33 353,255
200,000 McLaren Health Care Corp 4.386 05/15/48 173,870
135,000 MedStar Health, Inc 3.626 08/15/49 103,112
575,000 Medtronic Global Holdings S.C.A 4.250 03/30/28 564,886
1,000,000 Medtronic Global Holdings S.C.A 4.500 03/30/33 970,367
2,777,000 Medtronic, Inc 4.375 03/15/35 2,655,413
1,074,000 Medtronic, Inc 4.625 03/15/45 1,008,615
500,000 Memorial Health Services 3.447 11/01/49 382,220
1,000,000 Memorial Sloan-Kettering Cancer Center 2.955 01/01/50 696,325
200,000 Memorial Sloan-Kettering Cancer Center 4.125 07/01/52 170,392

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 500,000 Memorial Sloan-Kettering Cancer Center 4.200% 07/01/55 $ 427,741
1,000,000 Methodist Hospital 2.705 12/01/50 652,236
500,000 Montefiore Obligated Group 5.246 11/01/48 377,036
750,000 Montefiore Obligated Group 4.287 09/01/50 470,483
1,000,000 Mount Nittany Medical Center Obligated Group 3.799 11/15/52 796,343
100,000 Mount Sinai Hospitals Group, Inc 3.981 07/01/48 81,136
600,000 Mount Sinai Hospitals Group, Inc 3.737 07/01/49 455,292
895,000 Mount Sinai Hospitals Group, Inc 3.391 07/01/50 611,486
1,000,000 MultiCare Health System 2.803 08/15/50 612,745
380,000 MyMichigan Health 3.409 06/01/50 276,394
1,000,000 Nationwide Children's Hospital, Inc 4.556 11/01/52 921,125
1,000,000 New York and Presbyterian Hospital 2.256 08/01/40 683,602
300,000 New York and Presbyterian Hospital 4.024 08/01/45 259,810
150,000 New York and Presbyterian Hospital 4.063 08/01/56 122,997
1,000,000 New York and Presbyterian Hospital 2.606 08/01/60 574,314
500,000 New York and Presbyterian Hospital 3.954 08/01/19 369,349
140,000 Northwell Healthcare, Inc 3.979 11/01/46 112,743
675,000 Northwell Healthcare, Inc 4.260 11/01/47 559,360
500,000 Northwell Healthcare, Inc 3.809 11/01/49 380,843
1,000,000 Northwestern Memorial Healthcare Obligated Group 2.633 07/15/51 651,786
1,000,000 Novant Health, Inc 2.637 11/01/36 759,005
1,000,000 Novant Health, Inc 3.318 11/01/61 667,801
1,000,000 NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery
2.667 10/01/50 620,130
350,000 NYU Langone Hospitals 5.750 07/01/43 370,182
250,000 NYU Langone Hospitals 4.368 07/01/47 222,785
915,000 NYU Langone Hospitals 3.380 07/01/55 657,130
1,000,000 Ochsner LSU Health System of North Louisiana 2.510 05/15/31 697,658
1,000,000 OhioHealth Corp 2.297 11/15/31 834,465
750,000 OhioHealth Corp 3.042 11/15/50 534,164
100,000 Orlando Health Obligated Group 4.089 10/01/48 84,721
1,000,000 Orlando Health Obligated Group 3.327 10/01/50 747,041
750,000 PeaceHealth Obligated Group 1.375 11/15/25 697,660
200,000 PeaceHealth Obligated Group 4.787 11/15/48 178,089
750,000 PeaceHealth Obligated Group 3.218 11/15/50 514,848
500,000 Piedmont Healthcare, Inc 2.044 01/01/32 404,913
500,000 Piedmont Healthcare, Inc 2.719 01/01/42 353,644
1,000,000 Piedmont Healthcare, Inc 2.864 01/01/52 657,573
725,000 Presbyterian Healthcare Services 4.875 08/01/52 697,897
200,000 Providence St. Joseph Health Obligated Group 2.746 10/01/26 187,200
570,000 Providence St. Joseph Health Obligated Group 2.532 10/01/29 487,765
945,000 Providence St. Joseph Health Obligated Group 5.403 10/01/33 958,110
100,000 Providence St. Joseph Health Obligated Group 3.744 10/01/47 76,664
350,000 Providence St. Joseph Health Obligated Group 3.930 10/01/48 272,467
1,000,000 Providence St. Joseph Health Obligated Group 2.700 10/01/51 612,727
785,000 Queen's Health Systems 4.810 07/01/52 737,776
125,000 Quest Diagnostics, Inc 3.500 03/30/25 122,550
225,000 Quest Diagnostics, Inc 3.450 06/01/26 217,196
500,000 Quest Diagnostics, Inc 4.200 06/30/29 484,948
750,000 Quest Diagnostics, Inc 2.950 06/30/30 665,456
500,000 Quest Diagnostics, Inc 2.800 06/30/31 428,397
250,000 Quest Diagnostics, Inc 6.400 11/30/33 270,096
300,000 Quest Diagnostics, Inc 4.700 03/30/45 271,744
1,500,000 Rady Children's Hospital-San Diego 3.154 08/15/51 1,086,146
390,000 Rush Obligated Group 3.922 11/15/29 370,579
200,000 RWJ Barnabas Health, Inc 3.949 07/01/46 165,839
425,000 Sentara Healthcare 2.927 11/01/51 290,837
1,000,000 Sharp HealthCare 2.680 08/01/50 633,451
1,000,000 Smith & Nephew plc 5.150 03/20/27 999,774
1,000,000 Smith & Nephew plc 2.032 10/14/30 825,224
1,000,000 Smith & Nephew plc 5.400 03/20/34 995,061
1,000,000 (f) Solventum Corp 5.400 03/01/29 1,002,016

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 1,000,000 (f) Solventum Corp 5.450% 03/13/31 $ 997,415
1,500,000 (f) Solventum Corp 5.600 03/23/34 1,504,906
1,500,000 (f) Solventum Corp 5.900 04/30/54 1,496,307
1,000,000 (f) Solventum Corp 6.000 05/15/64 991,258
400,000 SSM Health Care Corp 3.823 06/01/27 384,702
500,000 SSM Health Care Corp 4.894 06/01/28 499,609
1,620,000 Stanford Health Care 3.027 08/15/51 1,121,759
1,000,000 STERIS Irish FinCo UnLtd Co 2.700 03/15/31 853,315
1,000,000 STERIS Irish FinCo UnLtd Co 3.750 03/15/51 741,806
475,000 Stryker Corp 1.150 06/15/25 451,617
200,000 Stryker Corp 3.375 11/01/25 194,223
1,600,000 Stryker Corp 3.500 03/15/26 1,551,452
500,000 Stryker Corp 3.650 03/07/28 478,565
1,000,000 Stryker Corp 4.850 12/08/28 1,000,331
600,000 Stryker Corp 1.950 06/15/30 506,141
200,000 Stryker Corp 4.100 04/01/43 171,994
200,000 Stryker Corp 4.375 05/15/44 176,920
550,000 Stryker Corp 4.625 03/15/46 502,790
575,000 Stryker Corp 2.900 06/15/50 396,482
1,500,000 Summa Health 3.511 11/15/51 1,113,781
200,000 Sutter Health 3.695 08/15/28 190,854
1,000,000 Sutter Health 2.294 08/15/30 857,104
750,000 Sutter Health 5.164 08/15/33 755,975
500,000 Sutter Health 3.161 08/15/40 388,809
200,000 Sutter Health 4.091 08/15/48 169,123
500,000 Sutter Health 3.361 08/15/50 368,141
135,000 Sutter Health 5.547 08/15/53 142,026
1,000,000 Texas Health Resources 2.328 11/15/50 603,717
100,000 Texas Health Resources 4.330 11/15/55 87,738
450,000 Toledo Hospital 5.750 11/15/38 446,033
2,000,000 Trinity Health Corp 2.632 12/01/40 1,443,865
300,000 Trinity Health Corp 4.125 12/01/45 261,694
185,000 Trinity Health Corp 3.434 12/01/48 144,118
1,000,000 UMass Memorial Health Care Obligated Group 5.363 07/01/52 971,674
500,000 UnitedHealth Group, Inc 3.700 12/15/25 489,229
1,000,000 UnitedHealth Group, Inc 1.250 01/15/26 936,981
3,000,000 UnitedHealth Group, Inc 1.150 05/15/26 2,774,847
200,000 UnitedHealth Group, Inc 3.450 01/15/27 193,283
1,500,000 UnitedHealth Group, Inc 3.700 05/15/27 1,454,408
1,700,000 UnitedHealth Group, Inc 2.950 10/15/27 1,599,783
2,000,000 UnitedHealth Group, Inc 5.250 02/15/28 2,036,662
2,375,000 UnitedHealth Group, Inc 3.850 06/15/28 2,300,901
500,000 UnitedHealth Group, Inc 3.875 12/15/28 482,238
1,500,000 UnitedHealth Group, Inc 4.250 01/15/29 1,469,954
1,000,000 (a) UnitedHealth Group, Inc 4.700 04/15/29 996,554
1,500,000 UnitedHealth Group, Inc 4.000 05/15/29 1,450,547
1,000,000 UnitedHealth Group, Inc 2.875 08/15/29 912,704
1,000,000 UnitedHealth Group, Inc 5.300 02/15/30 1,023,808
2,200,000 UnitedHealth Group, Inc 2.000 05/15/30 1,869,749
2,000,000 UnitedHealth Group, Inc 4.900 04/15/31 2,000,923
1,750,000 UnitedHealth Group, Inc 2.300 05/15/31 1,482,511
800,000 UnitedHealth Group, Inc 4.200 05/15/32 760,282
1,500,000 UnitedHealth Group, Inc 5.350 02/15/33 1,543,172
1,500,000 UnitedHealth Group, Inc 4.500 04/15/33 1,451,583
3,000,000 UnitedHealth Group, Inc 5.000 04/15/34 3,005,241
150,000 UnitedHealth Group, Inc 5.800 03/15/36 160,806
365,000 UnitedHealth Group, Inc 6.625 11/15/37 414,452
200,000 UnitedHealth Group, Inc 6.875 02/15/38 234,689
275,000 UnitedHealth Group, Inc 3.500 08/15/39 226,531
1,000,000 UnitedHealth Group, Inc 2.750 05/15/40 735,847
3,000,000 UnitedHealth Group, Inc 3.050 05/15/41 2,270,800

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 300,000 UnitedHealth Group, Inc 4.375% 03/15/42 $ 272,258
350,000 UnitedHealth Group, Inc 3.950 10/15/42 297,922
375,000 UnitedHealth Group, Inc 4.250 03/15/43 334,734
800,000 UnitedHealth Group, Inc 4.200 01/15/47 683,310
300,000 UnitedHealth Group, Inc 4.250 04/15/47 258,715
500,000 UnitedHealth Group, Inc 3.750 10/15/47 395,253
1,700,000 UnitedHealth Group, Inc 4.250 06/15/48 1,467,936
1,000,000 UnitedHealth Group, Inc 3.700 08/15/49 784,053
4,000,000 UnitedHealth Group, Inc 2.900 05/15/50 2,699,825
3,000,000 UnitedHealth Group, Inc 3.250 05/15/51 2,156,740
450,000 UnitedHealth Group, Inc 4.750 05/15/52 417,344
1,500,000 UnitedHealth Group, Inc 5.875 02/15/53 1,622,856
1,500,000 UnitedHealth Group, Inc 5.050 04/15/53 1,456,827
3,000,000 UnitedHealth Group, Inc 5.375 04/15/54 3,051,158
1,250,000 UnitedHealth Group, Inc 3.875 08/15/59 967,684
1,000,000 UnitedHealth Group, Inc 3.125 05/15/60 657,593
500,000 UnitedHealth Group, Inc 4.950 05/15/62 466,917
1,000,000 UnitedHealth Group, Inc 6.050 02/15/63 1,099,598
1,500,000 UnitedHealth Group, Inc 5.200 04/15/63 1,459,093
2,000,000 UnitedHealth Group, Inc 5.500 04/15/64 2,034,784
1,000,000 Universal Health Services, Inc 1.650 09/01/26 911,420
1,000,000 Universal Health Services, Inc 2.650 01/15/32 818,114
500,000 University of Pittsburgh Medical Center 5.035 05/15/33 497,627
500,000 University of Pittsburgh Medical Center 5.377 05/15/43 503,938
370,000 WakeMed 3.286 10/01/52 264,440
200,000 West Virginia United Health System Obligated Group 3.129 06/01/50 130,708
500,000 Willis-Knighton Medical Center 3.065 03/01/51 331,335
1,000,000 Yale Haven Health Services Corp 2.496 07/01/50 607,357
225,000 Zimmer Biomet Holdings, Inc 3.050 01/15/26 216,216
1,000,000 Zimmer Biomet Holdings, Inc 5.350 12/01/28 1,014,372
1,500,000 Zimmer Biomet Holdings, Inc 2.600 11/24/31 1,262,344
TOTAL HEALTH CARE EQUIPMENT & SERVICES 354,005,691
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
500,000 Church & Dwight Co, Inc 3.150 08/01/27 474,039
250,000 Church & Dwight Co, Inc 2.300 12/15/31 207,839
500,000 Church & Dwight Co, Inc 5.600 11/15/32 522,762
100,000 Church & Dwight Co, Inc 3.950 08/01/47 80,953
725,000 Church & Dwight Co, Inc 5.000 06/15/52 684,284
300,000 Clorox Co 3.100 10/01/27 283,561
500,000 Clorox Co 3.900 05/15/28 484,195
750,000 Clorox Co 4.400 05/01/29 735,298
1,000,000 Clorox Co 1.800 05/15/30 834,411
375,000 Clorox Co 4.600 05/01/32 366,503
1,000,000 Colgate-Palmolive Co 3.100 08/15/27 956,888
1,000,000 Colgate-Palmolive Co 4.600 03/01/28 1,010,617
60,000 Colgate-Palmolive Co 6.450 06/16/28 63,498
225,000 Colgate-Palmolive Co 3.250 08/15/32 203,508
1,000,000 Colgate-Palmolive Co 4.600 03/01/33 1,002,599
300,000 Colgate-Palmolive Co 4.000 08/15/45 263,718
550,000 Colgate-Palmolive Co 3.700 08/01/47 459,240
450,000 Estee Lauder Cos, Inc 3.150 03/15/27 430,968
200,000 Estee Lauder Cos, Inc 2.375 12/01/29 175,858
100,000 Estee Lauder Cos, Inc 2.600 04/15/30 87,952
1,500,000 Estee Lauder Cos, Inc 1.950 03/15/31 1,241,668
750,000 (a) Estee Lauder Cos, Inc 4.650 05/15/33 736,499
1,000,000 Estee Lauder Cos, Inc 5.000 02/14/34 992,018
100,000 Estee Lauder Cos, Inc 6.000 05/15/37 107,619
300,000 Estee Lauder Cos, Inc 4.375 06/15/45 259,674
375,000 Estee Lauder Cos, Inc 4.150 03/15/47 315,164
700,000 Estee Lauder Cos, Inc 3.125 12/01/49 483,098
750,000 Estee Lauder Cos, Inc 5.150 05/15/53 729,367

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
$ 1,000,000 Haleon UK Capital plc 3.125% 03/24/25 $ 976,274
1,900,000 Haleon US Capital LLC 3.375 03/24/27 1,818,254
725,000 Haleon US Capital LLC 3.375 03/24/29 674,266
1,500,000 Haleon US Capital LLC 3.625 03/24/32 1,351,814
1,000,000 Haleon US Capital LLC 4.000 03/24/52 805,713
2,500,000 Kenvue, Inc 5.050 03/22/28 2,526,862
1,000,000 Kenvue, Inc 5.000 03/22/30 1,010,440
1,750,000 Kenvue, Inc 4.900 03/22/33 1,748,522
1,250,000 Kenvue, Inc 5.100 03/22/43 1,243,121
1,750,000 Kenvue, Inc 5.050 03/22/53 1,713,690
1,000,000 Kenvue, Inc 5.200 03/22/63 989,259
950,000 Kimberly-Clark Corp 3.050 08/15/25 924,633
200,000 Kimberly-Clark Corp 1.050 09/15/27 176,906
412,000 Kimberly-Clark Corp 3.950 11/01/28 402,436
1,500,000 Kimberly-Clark Corp 3.200 04/25/29 1,399,558
1,500,000 Kimberly-Clark Corp 2.000 11/02/31 1,243,389
500,000 Kimberly-Clark Corp 4.500 02/16/33 492,285
200,000 Kimberly-Clark Corp 6.625 08/01/37 232,094
725,000 Kimberly-Clark Corp 3.200 07/30/46 535,516
200,000 Kimberly-Clark Corp 3.900 05/04/47 164,597
300,000 (a) Kimberly-Clark Corp 2.875 02/07/50 206,042
2,000,000 Procter & Gamble Co 0.550 10/29/25 1,871,256
750,000 Procter & Gamble Co 2.700 02/02/26 722,382
2,000,000 Procter & Gamble Co 1.000 04/23/26 1,856,338
1,750,000 Procter & Gamble Co 2.450 11/03/26 1,656,922
1,500,000 (a) Procter & Gamble Co 3.950 01/26/28 1,479,001
1,000,000 Procter & Gamble Co 4.350 01/29/29 997,939
2,000,000 Procter & Gamble Co 3.000 03/25/30 1,841,187
1,150,000 Procter & Gamble Co 1.200 10/29/30 940,635
1,500,000 Procter & Gamble Co 1.950 04/23/31 1,275,372
1,500,000 (a) Procter & Gamble Co 4.050 01/26/33 1,453,558
2,000,000 Procter & Gamble Co 4.550 01/29/34 1,989,015
500,000 Unilever Capital Corp 3.375 03/22/25 491,410
450,000 Unilever Capital Corp 3.100 07/30/25 438,880
800,000 Unilever Capital Corp 2.900 05/05/27 758,347
1,150,000 Unilever Capital Corp 3.500 03/22/28 1,103,044
700,000 Unilever Capital Corp 4.875 09/08/28 707,673
1,000,000 Unilever Capital Corp 2.125 09/06/29 881,075
175,000 Unilever Capital Corp 1.375 09/14/30 142,233
200,000 Unilever Capital Corp 1.750 08/12/31 163,361
700,000 Unilever Capital Corp 5.000 12/08/33 707,797
500,000 Unilever Capital Corp 2.625 08/12/51 328,804
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 56,635,698
INSURANCE - 0.7%
500,000 Aegon NV 5.500 04/11/48 484,529
2,000,000 Aflac, Inc 1.125 03/15/26 1,852,736
200,000 Aflac, Inc 2.875 10/15/26 189,905
375,000 Aflac, Inc 3.600 04/01/30 348,816
200,000 Aflac, Inc 4.000 10/15/46 161,654
500,000 Aflac, Inc 4.750 01/15/49 456,927
1,000,000 Alleghany Corp 3.625 05/15/30 935,384
200,000 Alleghany Corp 4.900 09/15/44 189,356
1,000,000 Alleghany Corp 3.250 08/15/51 708,877
300,000 Allied World Assurance Co Holdings Ltd 4.350 10/29/25 292,675
1,000,000 Allstate Corp 0.750 12/15/25 926,440
275,000 Allstate Corp 3.280 12/15/26 262,086
1,000,000 Allstate Corp 1.450 12/15/30 791,887
600,000 Allstate Corp 5.250 03/30/33 602,155
600,000 Allstate Corp 4.500 06/15/43 526,828
975,000 Allstate Corp 4.200 12/15/46 808,967
250,000 Allstate Corp 3.850 08/10/49 196,210

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 200,000 Allstate Corp 8.507% 08/15/53 $ 200,059
325,000 American Financial Group, Inc 5.250 04/02/30 322,463
400,000 American Financial Group, Inc 4.500 06/15/47 334,790
1,500,000 American International Group, Inc 5.125 03/27/33 1,491,647
300,000 American International Group, Inc 4.800 07/10/45 279,283
1,500,000 American International Group, Inc 4.750 04/01/48 1,386,176
300,000 American International Group, Inc 5.750 04/01/48 294,549
1,500,000 American International Group, Inc 4.375 06/30/50 1,301,305
200,000 Aon Corp 4.500 12/15/28 195,925
450,000 Aon Corp 3.750 05/02/29 425,097
450,000 Aon Corp 2.800 05/15/30 396,389
1,000,000 Aon Corp 2.050 08/23/31 815,749
1,000,000 Aon Corp 2.600 12/02/31 841,374
500,000 Aon Corp 5.000 09/12/32 495,502
750,000 Aon Corp 5.350 02/28/33 754,060
200,000 Aon Corp 6.250 09/30/40 216,198
1,000,000 Aon Corp 2.900 08/23/51 636,788
500,000 Aon Corp 3.900 02/28/52 384,177
1,450,000 Aon Global Ltd 3.875 12/15/25 1,417,738
550,000 Aon Global Ltd 4.750 05/15/45 493,601
1,000,000 Aon North America, Inc 5.125 03/01/27 1,005,987
1,500,000 Aon North America, Inc 5.150 03/01/29 1,508,214
1,000,000 Aon North America, Inc 5.300 03/01/31 1,007,472
2,000,000 Aon North America, Inc 5.450 03/01/34 2,023,086
2,000,000 Aon North America, Inc 5.750 03/01/54 2,050,409
1,050,000 Arch Capital Group Ltd 4.011 12/15/26 1,017,641
200,000 Arch Capital Group Ltd 5.031 12/15/46 183,800
600,000 Arch Capital Group Ltd 3.635 06/30/50 445,693
300,000 Arch Capital Group US, Inc 5.144 11/01/43 286,042
2,000,000 Arthur J Gallagher & Co 2.400 11/09/31 1,639,810
500,000 Arthur J Gallagher & Co 5.500 03/02/33 503,511
150,000 Arthur J Gallagher & Co 6.500 02/15/34 161,305
1,500,000 Arthur J Gallagher & Co 5.450 07/15/34 1,509,919
125,000 Arthur J Gallagher & Co 3.500 05/20/51 88,789
1,000,000 Arthur J Gallagher & Co 3.050 03/09/52 637,123
250,000 Arthur J Gallagher & Co 6.750 02/15/54 283,833
725,000 Arthur J Gallagher & Co 5.750 07/15/54 725,993
300,000 Assurant, Inc 4.900 03/27/28 296,111
500,000 Assurant, Inc 3.700 02/22/30 452,243
7,000 Assurant, Inc 6.750 02/15/34 7,423
500,000 Assured Guaranty US Holdings, Inc 6.125 09/15/28 518,354
1,000,000 Assured Guaranty US Holdings, Inc 3.150 06/15/31 879,035
300,000 Assured Guaranty US Holdings, Inc 3.600 09/15/51 217,167
675,000 Athene Holding Ltd 4.125 01/12/28 650,133
500,000 Athene Holding Ltd 6.150 04/03/30 518,892
1,000,000 Athene Holding Ltd 6.650 02/01/33 1,058,207
1,000,000 Athene Holding Ltd 5.875 01/15/34 1,001,991
1,000,000 Athene Holding Ltd 3.950 05/25/51 734,580
1,000,000 Athene Holding Ltd 3.450 05/15/52 656,096
1,000,000 Athene Holding Ltd 6.250 04/01/54 1,014,882
300,000 (a) AXIS Specialty Finance LLC 3.900 07/15/29 284,679
250,000 AXIS Specialty Finance LLC 4.900 01/15/40 222,990
200,000 AXIS Specialty Finance plc 4.000 12/06/27 192,247
1,500,000 Berkshire Hathaway Finance Corp 2.300 03/15/27 1,412,474
100,000 Berkshire Hathaway Finance Corp 1.850 03/12/30 85,315
1,500,000 Berkshire Hathaway Finance Corp 1.450 10/15/30 1,237,419
1,000,000 Berkshire Hathaway Finance Corp 2.875 03/15/32 884,024
2,175,000 Berkshire Hathaway Finance Corp 4.200 08/15/48 1,918,200
1,725,000 Berkshire Hathaway Finance Corp 4.250 01/15/49 1,542,011
1,500,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 1,212,548
1,000,000 (a) Brighthouse Financial, Inc 5.625 05/15/30 1,003,645

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 236,000 Brighthouse Financial, Inc 4.700% 06/22/47 $ 187,143
500,000 Brown & Brown, Inc 4.500 03/15/29 486,000
1,000,000 Brown & Brown, Inc 2.375 03/15/31 828,757
1,000,000 Brown & Brown, Inc 4.200 03/17/32 923,178
500,000 Brown & Brown, Inc 4.950 03/17/52 441,401
450,000 Chubb Corp 6.000 05/11/37 485,371
2,325,000 Chubb INA Holdings, Inc 3.350 05/03/26 2,245,909
1,325,000 (a) Chubb INA Holdings, Inc 1.375 09/15/30 1,078,240
1,000,000 Chubb INA Holdings, Inc 5.000 03/15/34 1,003,451
150,000 Chubb INA Holdings, Inc 4.150 03/13/43 131,080
1,600,000 Chubb INA Holdings, Inc 4.350 11/03/45 1,423,594
425,000 Chubb INA Holdings, Inc 2.850 12/15/51 289,982
1,500,000 Chubb INA Holdings, Inc 3.050 12/15/61 1,004,375
200,000 Cincinnati Financial Corp 6.920 05/15/28 212,626
200,000 CNA Financial Corp 4.500 03/01/26 197,218
225,000 CNA Financial Corp 3.450 08/15/27 212,756
100,000 CNA Financial Corp 3.900 05/01/29 94,622
1,150,000 CNA Financial Corp 2.050 08/15/30 961,251
1,000,000 CNA Financial Corp 5.500 06/15/33 1,013,415
1,000,000 CNA Financial Corp 5.125 02/15/34 972,941
500,000 CNO Financial Group, Inc 5.250 05/30/29 487,106
500,000 Enstar Group Ltd 4.950 06/01/29 488,371
1,000,000 Enstar Group Ltd 3.100 09/01/31 830,236
1,375,000 Equitable Holdings, Inc 4.350 04/20/28 1,332,122
975,000 Equitable Holdings, Inc 5.000 04/20/48 885,837
300,000 Everest Reinsurance Holdings, Inc 4.868 06/01/44 271,380
250,000 Everest Reinsurance Holdings, Inc 3.500 10/15/50 175,351
1,200,000 Everest Reinsurance Holdings, Inc 3.125 10/15/52 776,163
750,000 F&G Annuities & Life, Inc 7.400 01/13/28 778,848
400,000 Fairfax Financial Holdings Ltd 4.850 04/17/28 394,926
500,000 Fairfax Financial Holdings Ltd 4.625 04/29/30 476,491
1,000,000 Fairfax Financial Holdings Ltd 3.375 03/03/31 869,443
1,000,000 Fairfax Financial Holdings Ltd 5.625 08/16/32 998,990
750,000 (f) Fairfax Financial Holdings Ltd 6.000 12/07/33 765,024
1,000,000 (f) Fairfax Financial Holdings Ltd 6.350 03/22/54 1,020,104
300,000 Fidelity National Financial, Inc 4.500 08/15/28 289,872
1,000,000 Fidelity National Financial, Inc 3.400 06/15/30 887,878
500,000 Fidelity National Financial, Inc 2.450 03/15/31 411,498
400,000 Fidelity National Financial, Inc 3.200 09/17/51 255,152
750,000 First American Financial Corp 4.000 05/15/30 681,810
400,000 First American Financial Corp 2.400 08/15/31 316,412
350,000 Globe Life, Inc 4.550 09/15/28 342,836
350,000 Globe Life, Inc 2.150 08/15/30 293,231
175,000 Globe Life, Inc 4.800 06/15/32 170,283
200,000 Hanover Insurance Group, Inc 4.500 04/15/26 196,303
1,000,000 Hanover Insurance Group, Inc 2.500 09/01/30 838,030
750,000 Hartford Financial Services Group, Inc 2.800 08/19/29 672,967
400,000 Hartford Financial Services Group, Inc 4.300 04/15/43 343,369
450,000 Hartford Financial Services Group, Inc 4.400 03/15/48 390,343
450,000 Hartford Financial Services Group, Inc 3.600 08/19/49 340,016
475,000 Hartford Financial Services Group, Inc 2.900 09/15/51 310,356
500,000 Horace Mann Educators Corp 7.250 09/15/28 534,045
200,000 Kemper Corp 4.350 02/15/25 197,370
500,000 (a) Kemper Corp 2.400 09/30/30 401,435
1,000,000 Kemper Corp 3.800 02/23/32 854,564
175,000 Lincoln National Corp 3.350 03/09/25 171,093
600,000 (a) Lincoln National Corp 3.625 12/12/26 573,582
650,000 (a) Lincoln National Corp 3.050 01/15/30 573,886
1,000,000 Lincoln National Corp 3.400 03/01/32 859,068
1,000,000 Lincoln National Corp 5.852 03/15/34 987,162
150,000 Lincoln National Corp 7.000 06/15/40 165,672

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 250,000 Lincoln National Corp 4.350% 03/01/48 $ 197,531
500,000 Lincoln National Corp 4.375 06/15/50 388,097
800,000 Loews Corp 3.750 04/01/26 779,692
400,000 Loews Corp 3.200 05/15/30 361,969
200,000 Loews Corp 4.125 05/15/43 170,315
700,000 Manulife Financial Corp 4.150 03/04/26 688,266
1,300,000 Manulife Financial Corp 4.061 02/24/32 1,245,146
1,000,000 (a) Manulife Financial Corp 3.703 03/16/32 921,767
200,000 Manulife Financial Corp 5.375 03/04/46 196,754
200,000 Markel Group, Inc 3.350 09/17/29 181,626
150,000 Markel Group, Inc 5.000 04/05/46 134,920
100,000 Markel Group, Inc 4.300 11/01/47 81,327
750,000 Markel Group, Inc 5.000 05/20/49 681,964
200,000 Markel Group, Inc 4.150 09/17/50 158,862
1,500,000 Markel Group, Inc 3.450 05/07/52 1,040,528
1,700,000 Marsh & McLennan Cos, Inc 4.375 03/15/29 1,672,007
450,000 Marsh & McLennan Cos, Inc 2.250 11/15/30 382,562
600,000 Marsh & McLennan Cos, Inc 2.375 12/15/31 500,356
1,000,000 Marsh & McLennan Cos, Inc 5.750 11/01/32 1,049,132
1,000,000 Marsh & McLennan Cos, Inc 5.400 09/15/33 1,026,001
1,000,000 Marsh & McLennan Cos, Inc 5.150 03/15/34 1,006,765
250,000 Marsh & McLennan Cos, Inc 4.750 03/15/39 237,200
100,000 Marsh & McLennan Cos, Inc 4.350 01/30/47 85,535
300,000 Marsh & McLennan Cos, Inc 4.200 03/01/48 252,702
1,200,000 Marsh & McLennan Cos, Inc 4.900 03/15/49 1,117,110
1,000,000 Marsh & McLennan Cos, Inc 2.900 12/15/51 643,202
250,000 Marsh & McLennan Cos, Inc 6.250 11/01/52 277,902
1,000,000 Marsh & McLennan Cos, Inc 5.450 03/15/53 1,006,504
1,000,000 Marsh & McLennan Cos, Inc 5.700 09/15/53 1,038,199
1,000,000 Marsh & McLennan Cos, Inc 5.450 03/15/54 1,003,642
200,000 Mercury General Corp 4.400 03/15/27 192,326
1,530,000 Metlife, Inc 5.700 06/15/35 1,594,497
700,000 MetLife, Inc 3.600 11/13/25 682,946
1,000,000 MetLife, Inc 4.550 03/23/30 988,005
1,500,000 MetLife, Inc 5.375 07/15/33 1,530,891
675,000 MetLife, Inc 6.375 06/15/34 736,820
130,000 MetLife, Inc 5.875 02/06/41 136,770
450,000 MetLife, Inc 4.125 08/13/42 382,551
750,000 MetLife, Inc 4.875 11/13/43 704,340
500,000 MetLife, Inc 4.721 12/15/44 450,163
800,000 MetLife, Inc 4.050 03/01/45 665,788
1,650,000 MetLife, Inc 4.600 05/13/46 1,491,920
1,200,000 MetLife, Inc 5.000 07/15/52 1,129,700
1,000,000 MetLife, Inc 5.250 01/15/54 984,419
20,000 Nationwide Financial Services, Inc 6.750 05/15/37 20,223
100,000 Old Republic International Corp 3.875 08/26/26 96,658
1,000,000 Old Republic International Corp 5.750 03/28/34 1,004,368
1,500,000 Old Republic International Corp 3.850 06/11/51 1,086,321
500,000 PartnerRe Finance B LLC 3.700 07/02/29 477,520
500,000 PartnerRe Finance B LLC 4.500 10/01/50 455,696
1,000,000 Primerica, Inc 2.800 11/19/31 834,633
200,000 Principal Financial Group, Inc 3.400 05/15/25 195,482
850,000 Principal Financial Group, Inc 3.100 11/15/26 809,450
100,000 Principal Financial Group, Inc 3.700 05/15/29 93,825
1,000,000 Principal Financial Group, Inc 2.125 06/15/30 837,775
750,000 Principal Financial Group, Inc 5.375 03/15/33 755,860
100,000 Principal Financial Group, Inc 4.625 09/15/42 91,031
200,000 Principal Financial Group, Inc 4.350 05/15/43 175,710
300,000 Principal Financial Group, Inc 4.300 11/15/46 252,066
750,000 Principal Financial Group, Inc 5.500 03/15/53 736,498
650,000 Progressive Corp 2.450 01/15/27 609,201

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 750,000 Progressive Corp 2.500% 03/15/27 $ 702,691
250,000 Progressive Corp 4.000 03/01/29 242,025
100,000 Progressive Corp 3.200 03/26/30 91,225
125,000 Progressive Corp 3.000 03/15/32 108,912
120,000 Progressive Corp 6.250 12/01/32 130,262
1,000,000 (a) Progressive Corp 4.950 06/15/33 998,422
300,000 Progressive Corp 4.350 04/25/44 268,082
300,000 (a) Progressive Corp 3.700 01/26/45 245,938
950,000 Progressive Corp 4.125 04/15/47 803,814
750,000 Progressive Corp 4.200 03/15/48 649,734
100,000 Progressive Corp 3.950 03/26/50 81,951
500,000 Progressive Corp 3.700 03/15/52 389,974
200,000 Prudential Financial, Inc 1.500 03/10/26 187,152
195,000 Prudential Financial, Inc 3.878 03/27/28 188,065
500,000 (a) Prudential Financial, Inc 2.100 03/10/30 431,483
450,000 Prudential Financial, Inc 5.700 12/14/36 472,090
500,000 Prudential Financial, Inc 3.000 03/10/40 379,662
1,700,000 Prudential Financial, Inc 4.600 05/15/44 1,530,138
200,000 Prudential Financial, Inc 5.375 05/15/45 197,703
2,300,000 (a) Prudential Financial, Inc 4.500 09/15/47 2,166,948
300,000 Prudential Financial, Inc 4.418 03/27/48 256,337
2,400,000 Prudential Financial, Inc 5.700 09/15/48 2,373,642
799,000 Prudential Financial, Inc 3.935 12/07/49 630,938
450,000 Prudential Financial, Inc 4.350 02/25/50 383,629
1,000,000 Prudential Financial, Inc 3.700 03/13/51 765,916
675,000 Prudential Financial, Inc 5.125 03/01/52 632,707
1,000,000 Prudential Financial, Inc 6.000 09/01/52 993,995
1,500,000 Prudential Financial, Inc 6.750 03/01/53 1,560,275
525,000 Prudential Financial, Inc 6.500 03/15/54 532,258
200,000 Prudential Funding Asia plc 3.125 04/14/30 179,936
1,000,000 Prudential Funding Asia plc 3.625 03/24/32 900,305
750,000 Reinsurance Group of America, Inc 3.900 05/15/29 707,770
350,000 Reinsurance Group of America, Inc 3.150 06/15/30 312,107
1,000,000 Reinsurance Group of America, Inc 6.000 09/15/33 1,037,011
200,000 RenaissanceRe Finance, Inc 3.700 04/01/25 196,016
200,000 RenaissanceRe Finance, Inc 3.450 07/01/27 188,651
300,000 RenaissanceRe Holdings Ltd 3.600 04/15/29 278,425
1,000,000 RenaissanceRe Holdings Ltd 5.750 06/05/33 1,008,266
1,000,000 (e) SiriusPoint Ltd 7.000 04/05/29 999,858
1,000,000 Stewart Information Services Corp 3.600 11/15/31 815,923
20,000 Transatlantic Holdings, Inc 8.000 11/30/39 25,503
600,000 Travelers Cos, Inc 5.350 11/01/40 608,469
200,000 Travelers Cos, Inc 4.600 08/01/43 185,547
250,000 Travelers Cos, Inc 4.300 08/25/45 218,856
1,100,000 Travelers Cos, Inc 4.000 05/30/47 913,376
500,000 Travelers Cos, Inc 4.050 03/07/48 422,489
900,000 Travelers Cos, Inc 4.100 03/04/49 760,938
2,000,000 Travelers Cos, Inc 3.050 06/08/51 1,393,537
1,000,000 Travelers Cos, Inc 5.450 05/25/53 1,035,776
100,000 Travelers Property Casualty Corp 6.375 03/15/33 111,063
200,000 Trinity Acquisition plc 4.400 03/15/26 196,189
500,000 Unum Group 4.000 06/15/29 471,673
300,000 Unum Group 5.750 08/15/42 293,658
500,000 Unum Group 4.500 12/15/49 404,324
1,000,000 Unum Group 4.125 06/15/51 755,983
200,000 Voya Financial, Inc 4.800 06/15/46 171,940
200,000 W R Berkley Corp 4.750 08/01/44 176,960
650,000 W R Berkley Corp 4.000 05/12/50 504,832
1,000,000 W R Berkley Corp 3.550 03/30/52 696,970
400,000 W R Berkley Corp 3.150 09/30/61 243,253
1,000,000 Willis North America, Inc 4.650 06/15/27 983,886

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 500,000 Willis North America, Inc 4.500% 09/15/28 $ 487,155
900,000 Willis North America, Inc 2.950 09/15/29 806,427
1,000,000 Willis North America, Inc 5.350 05/15/33 995,154
300,000 Willis North America, Inc 5.050 09/15/48 271,282
500,000 Willis North America, Inc 3.875 09/15/49 376,155
1,500,000 Willis North America, Inc 5.900 03/05/54 1,518,507
200,000 XL Group Ltd 5.250 12/15/43 189,568
TOTAL INSURANCE 171,270,272
MATERIALS - 0.8%
175,000 Air Products and Chemicals, Inc 1.500 10/15/25 165,916
500,000 Air Products and Chemicals, Inc 1.850 05/15/27 459,076
750,000 Air Products and Chemicals, Inc 4.600 02/08/29 745,813
2,125,000 Air Products and Chemicals, Inc 2.050 05/15/30 1,818,911
750,000 Air Products and Chemicals, Inc 4.750 02/08/31 747,293
1,000,000 Air Products and Chemicals, Inc 4.800 03/03/33 994,621
750,000 Air Products and Chemicals, Inc 4.850 02/08/34 742,021
125,000 Air Products and Chemicals, Inc 2.700 05/15/40 91,249
1,250,000 Air Products and Chemicals, Inc 2.800 05/15/50 839,125
750,000 Albemarle Corp 4.650 06/01/27 736,013
1,000,000 Albemarle Corp 5.650 06/01/52 917,265
500,000 Amcor Finance USA, Inc 3.625 04/28/26 482,236
400,000 Amcor Finance USA, Inc 4.500 05/15/28 389,759
1,000,000 Amcor Finance USA, Inc 5.625 05/26/33 1,026,902
100,000 Amcor Flexibles North America, Inc 3.100 09/15/26 93,697
200,000 Amcor Flexibles North America, Inc 2.630 06/19/30 172,223
2,000,000 Amcor Flexibles North America, Inc 2.690 05/25/31 1,699,280
1,000,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 900,214
375,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 327,697
1,000,000 AptarGroup, Inc 3.600 03/15/32 880,658
1,500,000 ArcelorMittal S.A. 6.550 11/29/27 1,556,464
2,000,000 (a) ArcelorMittal S.A. 6.800 11/29/32 2,138,856
300,000 Avery Dennison Corp 4.875 12/06/28 296,638
500,000 Avery Dennison Corp 2.650 04/30/30 437,059
1,000,000 Avery Dennison Corp 2.250 02/15/32 816,914
1,000,000 Avery Dennison Corp 5.750 03/15/33 1,040,826
1,500,000 Barrick North America Finance LLC 5.750 05/01/43 1,549,367
100,000 Barrick PD Australia Finance Pty Ltd 5.950 10/15/39 103,831
1,375,000 Berry Global, Inc 1.570 01/15/26 1,285,333
625,000 Berry Global, Inc 1.650 01/15/27 567,376
1,000,000 Berry Global, Inc 5.500 04/15/28 1,006,518
1,500,000 (f) Berry Global, Inc 5.650 01/15/34 1,491,807
1,500,000 BHP Billiton Finance USA Ltd 4.750 02/28/28 1,496,858
1,500,000 BHP Billiton Finance USA Ltd 5.100 09/08/28 1,516,720
1,000,000 BHP Billiton Finance USA Ltd 5.250 09/08/30 1,016,875
1,500,000 BHP Billiton Finance USA Ltd 4.900 02/28/33 1,487,142
1,500,000 BHP Billiton Finance USA Ltd 5.250 09/08/33 1,517,022
825,000 BHP Billiton Finance USA Ltd 4.125 02/24/42 720,312
1,925,000 BHP Billiton Finance USA Ltd 5.000 09/30/43 1,853,330
575,000 BHP Billiton Finance USA Ltd 5.500 09/08/53 594,213
500,000 Cabot Corp 4.000 07/01/29 471,941
1,000,000 Cabot Corp 5.000 06/30/32 976,358
271,000 Celanese US Holdings LLC 6.050 03/15/25 271,522
1,000,000 Celanese US Holdings LLC 1.400 08/05/26 911,657
1,000,000 Celanese US Holdings LLC 6.165 07/15/27 1,018,510
1,000,000 Celanese US Holdings LLC 6.350 11/15/28 1,035,958
1,000,000 Celanese US Holdings LLC 6.330 07/15/29 1,036,950
1,000,000 Celanese US Holdings LLC 6.550 11/15/30 1,051,819
1,000,000 Celanese US Holdings LLC 6.379 07/15/32 1,037,414
1,000,000 Celanese US Holdings LLC 6.700 11/15/33 1,066,226
400,000 Celulosa Arauco y Constitucion S.A. 4.500 08/01/24 397,919
375,000 Celulosa Arauco y Constitucion S.A. 3.875 11/02/27 350,695

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 200,000 Celulosa Arauco y Constitucion S.A. 5.500% 11/02/47 $ 171,395
14,000 Dow Chemical Co 4.550 11/30/25 13,825
300,000 Dow Chemical Co 4.800 11/30/28 299,265
81,000 Dow Chemical Co 7.375 11/01/29 90,133
1,000,000 (a) Dow Chemical Co 2.100 11/15/30 844,571
1,000,000 (a) Dow Chemical Co 6.300 03/15/33 1,077,670
2,000,000 Dow Chemical Co 5.150 02/15/34 1,992,894
982,000 Dow Chemical Co 4.250 10/01/34 904,806
131,000 Dow Chemical Co 9.400 05/15/39 176,407
275,000 Dow Chemical Co 5.250 11/15/41 261,528
1,200,000 Dow Chemical Co 4.375 11/15/42 1,025,406
400,000 Dow Chemical Co 4.625 10/01/44 352,480
825,000 Dow Chemical Co 5.550 11/30/48 805,493
750,000 Dow Chemical Co 4.800 05/15/49 660,290
1,000,000 Dow Chemical Co 3.600 11/15/50 728,553
500,000 Dow Chemical Co 6.900 05/15/53 577,730
2,000,000 Dow Chemical Co 5.600 02/15/54 1,992,107
1,600,000 DowDuPont, Inc 4.493 11/15/25 1,578,686
2,325,000 DowDuPont, Inc 5.419 11/15/48 2,323,155
2,300,000 DuPont de Nemours, Inc 4.725 11/15/28 2,296,771
150,000 DuPont de Nemours, Inc 5.319 11/15/38 149,909
1,500,000 Eagle Materials, Inc 2.500 07/01/31 1,260,699
727,000 Eastman Chemical Co 3.800 03/15/25 714,241
700,000 Eastman Chemical Co 4.500 12/01/28 680,763
1,650,000 Eastman Chemical Co 5.750 03/08/33 1,677,979
1,000,000 Eastman Chemical Co 5.625 02/20/34 1,005,545
150,000 Eastman Chemical Co 4.800 09/01/42 131,688
525,000 Eastman Chemical Co 4.650 10/15/44 446,772
750,000 Ecolab, Inc 2.700 11/01/26 712,209
1,000,000 Ecolab, Inc 1.650 02/01/27 916,000
300,000 Ecolab, Inc 3.250 12/01/27 284,616
1,000,000 Ecolab, Inc 5.250 01/15/28 1,018,886
1,000,000 Ecolab, Inc 1.300 01/30/31 799,784
1,000,000 Ecolab, Inc 2.125 02/01/32 830,502
150,000 Ecolab, Inc 2.125 08/15/50 87,965
1,000,000 Ecolab, Inc 2.700 12/15/51 646,596
1,370,000 Ecolab, Inc 2.750 08/18/55 872,484
350,000 EIDP, Inc 1.700 07/15/25 334,091
175,000 EIDP, Inc 2.300 07/15/30 150,586
1,250,000 EIDP, Inc 4.800 05/15/33 1,232,543
500,000 FMC Corp 3.200 10/01/26 472,483
500,000 FMC Corp 3.450 10/01/29 450,127
1,000,000 (a) FMC Corp 5.650 05/18/33 983,406
500,000 FMC Corp 4.500 10/01/49 384,543
500,000 FMC Corp 6.375 05/18/53 497,754
1,000,000 Freeport-McMoRan, Inc 4.125 03/01/28 955,518
1,500,000 Freeport-McMoRan, Inc 4.375 08/01/28 1,441,157
1,000,000 (a) Freeport-McMoRan, Inc 5.250 09/01/29 1,000,289
1,000,000 Freeport-McMoRan, Inc 4.250 03/01/30 947,842
1,000,000 Freeport-McMoRan, Inc 4.625 08/01/30 960,466
750,000 Georgia-Pacific LLC 7.750 11/15/29 853,967
600,000 Huntsman International LLC 4.500 05/01/29 572,933
1,000,000 Huntsman International LLC 2.950 06/15/31 832,420
100,000 International Flavors & Fragrances, Inc 4.450 09/26/28 96,772
200,000 International Flavors & Fragrances, Inc 4.375 06/01/47 154,417
675,000 International Flavors & Fragrances, Inc 5.000 09/26/48 577,077
450,000 International Paper Co 6.000 11/15/41 466,127
390,000 International Paper Co 4.800 06/15/44 352,141
2,425,000 (a) International Paper Co 4.350 08/15/48 2,048,138
1,000,000 Kinross Gold Corp 4.500 07/15/27 975,971
1,000,000 (f) Kinross Gold Corp 6.250 07/15/33 1,037,407

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 725,000 Linde, Inc 1.100% 08/10/30 $ 586,210
625,000 Linde, Inc 3.550 11/07/42 510,051
225,000 Linde, Inc 2.000 08/10/50 127,300
150,000 Lubrizol Corp 6.500 10/01/34 169,775
575,000 LYB International Finance BV 5.250 07/15/43 538,886
550,000 LYB International Finance BV 4.875 03/15/44 486,852
491,000 LYB International Finance III LLC 1.250 10/01/25 460,949
150,000 (a) LYB International Finance III LLC 2.250 10/01/30 126,375
1,000,000 LYB International Finance III LLC 5.625 05/15/33 1,024,289
1,000,000 LYB International Finance III LLC 5.500 03/01/34 1,001,849
1,150,000 LYB International Finance III LLC 3.375 10/01/40 861,503
1,000,000 (a) LYB International Finance III LLC 4.200 10/15/49 780,097
750,000 LYB International Finance III LLC 4.200 05/01/50 586,684
1,000,000 LYB International Finance III LLC 3.625 04/01/51 708,202
500,000 LYB International Finance III LLC 3.800 10/01/60 347,070
475,000 LyondellBasell Industries NV 4.625 02/26/55 395,207
200,000 Martin Marietta Materials, Inc 3.450 06/01/27 191,324
325,000 Martin Marietta Materials, Inc 3.500 12/15/27 309,626
250,000 Martin Marietta Materials, Inc 2.500 03/15/30 217,993
1,000,000 Martin Marietta Materials, Inc 2.400 07/15/31 837,592
450,000 Martin Marietta Materials, Inc 4.250 12/15/47 379,686
1,000,000 Martin Marietta Materials, Inc 3.200 07/15/51 699,653
800,000 Mosaic Co 4.050 11/15/27 771,696
750,000 Mosaic Co 5.375 11/15/28 759,011
300,000 Mosaic Co 5.450 11/15/33 299,907
100,000 Mosaic Co 4.875 11/15/41 89,913
600,000 Mosaic Co 5.625 11/15/43 586,769
1,300,000 Newmont Corp 2.800 10/01/29 1,166,376
250,000 Newmont Corp 2.250 10/01/30 212,739
1,350,000 (a) Newmont Corp 2.600 07/15/32 1,129,868
3,000,000 (f) Newmont Corp 5.350 03/15/34 3,019,132
298,000 Newmont Corp 5.875 04/01/35 311,561
235,000 Newmont Corp 6.250 10/01/39 251,147
975,000 Newmont Corp 4.875 03/15/42 906,526
300,000 Newmont Corp 5.450 06/09/44 295,339
275,000 Nucor Corp 2.000 06/01/25 264,306
500,000 Nucor Corp 4.300 05/23/27 490,016
425,000 Nucor Corp 3.950 05/01/28 410,793
3,150,000 Nucor Corp 2.700 06/01/30 2,796,037
500,000 Nucor Corp 3.125 04/01/32 440,575
1,000,000 Nucor Corp 2.979 12/15/55 647,508
200,000 Nutrien Ltd 3.000 04/01/25 195,006
1,000,000 Nutrien Ltd 5.950 11/07/25 1,008,169
700,000 Nutrien Ltd 4.000 12/15/26 678,614
1,000,000 Nutrien Ltd 4.900 03/27/28 994,704
550,000 Nutrien Ltd 4.200 04/01/29 531,030
500,000 Nutrien Ltd 2.950 05/13/30 445,712
200,000 Nutrien Ltd 4.125 03/15/35 181,621
200,000 Nutrien Ltd 5.625 12/01/40 197,905
200,000 Nutrien Ltd 4.900 06/01/43 181,551
691,000 Nutrien Ltd 5.250 01/15/45 651,560
1,050,000 Nutrien Ltd 5.000 04/01/49 958,040
300,000 Nutrien Ltd 3.950 05/13/50 234,000
750,000 (a) Nutrien Ltd 5.800 03/27/53 765,747
550,000 Packaging Corp of America 3.400 12/15/27 522,766
100,000 Packaging Corp of America 3.000 12/15/29 90,102
500,000 Packaging Corp of America 5.700 12/01/33 516,408
500,000 Packaging Corp of America 4.050 12/15/49 398,815
1,500,000 Packaging Corp of America 3.050 10/01/51 1,021,557
500,000 PPG Industries, Inc 2.400 08/15/24 493,829
250,000 PPG Industries, Inc 1.200 03/15/26 231,762

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 425,000 PPG Industries, Inc 3.750% 03/15/28 $ 408,957
500,000 PPG Industries, Inc 2.550 06/15/30 436,288
1,000,000 Praxair, Inc 3.200 01/30/26 969,324
500,000 Reliance Steel & Aluminum Co 1.300 08/15/25 472,579
500,000 Reliance Steel & Aluminum Co 2.150 08/15/30 419,685
414,000 Rio Tinto Alcan, Inc 6.125 12/15/33 445,084
350,000 Rio Tinto Finance USA Ltd 5.200 11/02/40 348,928
2,000,000 Rio Tinto Finance USA Ltd 2.750 11/02/51 1,287,955
1,500,000 Rio Tinto Finance USA plc 5.000 03/09/33 1,508,707
1,400,000 Rio Tinto Finance USA plc 4.125 08/21/42 1,215,578
1,000,000 Rio Tinto Finance USA plc 5.125 03/09/53 971,878
100,000 RPM International, Inc 3.750 03/15/27 95,632
300,000 RPM International, Inc 4.550 03/01/29 291,033
1,000,000 RPM International, Inc 2.950 01/15/32 846,358
100,000 RPM International, Inc 5.250 06/01/45 94,589
200,000 (a) RPM International, Inc 4.250 01/15/48 164,668
200,000 Sherwin-Williams Co 3.450 08/01/25 195,008
1,000,000 Sherwin-Williams Co 4.250 08/08/25 985,257
200,000 Sherwin-Williams Co 3.950 01/15/26 195,468
925,000 Sherwin-Williams Co 3.450 06/01/27 884,204
500,000 Sherwin-Williams Co 2.950 08/15/29 453,562
500,000 Sherwin-Williams Co 2.300 05/15/30 429,443
950,000 Sherwin-Williams Co 2.200 03/15/32 773,564
200,000 Sherwin-Williams Co 4.000 12/15/42 164,477
900,000 Sherwin-Williams Co 4.500 06/01/47 786,455
900,000 Sherwin-Williams Co 3.800 08/15/49 709,446
500,000 Sherwin-Williams Co 3.300 05/15/50 353,288
1,000,000 Sherwin-Williams Co 2.900 03/15/52 650,727
225,000 (e),(f) Smurfit Kappa Treasury ULC 5.438 04/03/34 225,086
300,000 (e),(f) Smurfit Kappa Treasury ULC 5.777 04/03/54 303,449
650,000 Sonoco Products Co 2.250 02/01/27 602,215
750,000 Sonoco Products Co 3.125 05/01/30 670,245
1,000,000 Sonoco Products Co 2.850 02/01/32 848,323
800,000 Southern Copper Corp 3.875 04/23/25 784,086
100,000 Southern Copper Corp 7.500 07/27/35 115,641
1,180,000 Southern Copper Corp 6.750 04/16/40 1,308,607
2,000,000 Southern Copper Corp 5.875 04/23/45 2,008,724
100,000 Steel Dynamics, Inc 2.400 06/15/25 96,293
1,000,000 Steel Dynamics, Inc 1.650 10/15/27 891,102
750,000 Steel Dynamics, Inc 3.450 04/15/30 688,046
100,000 Steel Dynamics, Inc 3.250 01/15/31 89,048
500,000 Steel Dynamics, Inc 3.250 10/15/50 332,631
700,000 Suzano Austria GmbH 2.500 09/15/28 617,810
1,900,000 Suzano Austria GmbH 6.000 01/15/29 1,909,578
1,000,000 Suzano Austria GmbH 3.750 01/15/31 883,986
1,500,000 Suzano Austria GmbH 3.125 01/15/32 1,246,102
700,000 Suzano International Finance BV 5.500 01/17/27 697,190
2,000,000 Teck Resources Ltd 3.900 07/15/30 1,843,657
2,000,000 Vale Overseas Ltd 3.750 07/08/30 1,798,654
4,500,000 Vale Overseas Ltd 6.125 06/12/33 4,543,830
1,164,000 Vale Overseas Ltd 6.875 11/21/36 1,244,105
750,000 Vulcan Materials Co 4.500 04/01/25 741,375
100,000 Vulcan Materials Co 3.900 04/01/27 96,907
275,000 Vulcan Materials Co 3.500 06/01/30 252,048
475,000 Vulcan Materials Co 4.500 06/15/47 412,941
200,000 Vulcan Materials Co 4.700 03/01/48 179,736
500,000 Westlake Corp 3.600 08/15/26 480,512
1,000,000 Westlake Corp 3.375 06/15/30 897,451
500,000 Westlake Corp 2.875 08/15/41 346,200
500,000 Westlake Corp 5.000 08/15/46 446,775
200,000 Westlake Corp 4.375 11/15/47 164,300

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 500,000 Westlake Corp 3.125% 08/15/51 $ 323,779
500,000 Westlake Corp 3.375 08/15/61 317,757
425,000 WRKCo, Inc 3.750 03/15/25 417,734
525,000 WRKCo, Inc 4.650 03/15/26 518,430
300,000 WRKCo, Inc 3.375 09/15/27 284,526
325,000 WRKCo, Inc 4.000 03/15/28 312,277
240,000 WRKCo, Inc 3.900 06/01/28 228,794
950,000 WRKCo, Inc 4.900 03/15/29 943,055
685,000 WRKCo, Inc 4.200 06/01/32 644,822
1,400,000 (a) WRKCo, Inc 3.000 06/15/33 1,184,484
750,000 Yamana Gold, Inc 2.630 08/15/31 625,084
TOTAL MATERIALS 181,159,204
MEDIA & ENTERTAINMENT - 0.9%
675,000 Alphabet, Inc 0.450 08/15/25 635,930
1,250,000 Alphabet, Inc 1.998 08/15/26 1,176,499
1,000,000 (a) Alphabet, Inc 0.800 08/15/27 889,075
850,000 Alphabet, Inc 1.100 08/15/30 696,039
1,000,000 Alphabet, Inc 1.900 08/15/40 671,731
2,800,000 Alphabet, Inc 2.050 08/15/50 1,675,304
1,100,000 Alphabet, Inc 2.250 08/15/60 633,464
200,000 (a) Baidu, Inc 3.075 04/07/25 195,093
1,000,000 Baidu, Inc 1.720 04/09/26 931,146
500,000 Baidu, Inc 4.375 03/29/28 489,174
500,000 Baidu, Inc 4.875 11/14/28 498,506
300,000 Baidu, Inc 3.425 04/07/30 273,514
750,000 Baidu, Inc 2.375 10/09/30 635,618
1,000,000 Baidu, Inc 2.375 08/23/31 830,113
3,650,000 Charter Communications Operating LLC 4.908 07/23/25 3,605,579
950,000 Charter Communications Operating LLC 3.750 02/15/28 881,204
2,750,000 Charter Communications Operating LLC 4.200 03/15/28 2,591,954
650,000 Charter Communications Operating LLC 2.250 01/15/29 552,975
2,000,000 Charter Communications Operating LLC 2.800 04/01/31 1,638,744
1,500,000 Charter Communications Operating LLC 2.300 02/01/32 1,157,262
500,000 Charter Communications Operating LLC 4.400 04/01/33 443,108
2,500,000 (a) Charter Communications Operating LLC 6.650 02/01/34 2,562,611
750,000 Charter Communications Operating LLC 6.384 10/23/35 741,209
1,500,000 Charter Communications Operating LLC 5.375 04/01/38 1,303,028
1,500,000 Charter Communications Operating LLC 3.500 06/01/41 1,007,214
1,000,000 Charter Communications Operating LLC 3.500 03/01/42 667,235
1,550,000 Charter Communications Operating LLC 6.484 10/23/45 1,436,575
1,400,000 Charter Communications Operating LLC 5.375 05/01/47 1,128,072
1,375,000 Charter Communications Operating LLC 5.750 04/01/48 1,157,894
1,600,000 Charter Communications Operating LLC 5.125 07/01/49 1,239,765
2,500,000 Charter Communications Operating LLC 4.800 03/01/50 1,850,529
2,500,000 Charter Communications Operating LLC 3.700 04/01/51 1,546,124
3,000,000 Charter Communications Operating LLC 3.900 06/01/52 1,907,898
1,000,000 Charter Communications Operating LLC 5.250 04/01/53 791,965
2,000,000 Charter Communications Operating LLC 3.850 04/01/61 1,186,659
1,500,000 Charter Communications Operating LLC 4.400 12/01/61 979,469
1,000,000 Charter Communications Operating LLC 3.950 06/30/62 603,315
500,000 Charter Communications Operating LLC 5.500 04/01/63 392,117
350,000 Comcast Corp 3.375 08/15/25 342,042
1,550,000 Comcast Corp 3.950 10/15/25 1,524,110
1,950,000 Comcast Corp 3.150 03/01/26 1,888,012
1,025,000 Comcast Corp 2.350 01/15/27 958,799
1,450,000 Comcast Corp 3.300 02/01/27 1,391,240
750,000 Comcast Corp 5.350 11/15/27 764,303
900,000 Comcast Corp 3.150 02/15/28 848,663
2,675,000 Comcast Corp 4.150 10/15/28 2,610,814
1,000,000 Comcast Corp 4.550 01/15/29 991,951
5,000,000 Comcast Corp 3.400 04/01/30 4,623,891

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 3,300,000 Comcast Corp 4.250% 10/15/30 $ 3,187,955
1,950,000 Comcast Corp 1.950 01/15/31 1,620,264
3,850,000 Comcast Corp 1.500 02/15/31 3,108,388
2,250,000 Comcast Corp 5.500 11/15/32 2,331,570
1,925,000 Comcast Corp 4.250 01/15/33 1,822,678
2,000,000 Comcast Corp 4.650 02/15/33 1,962,698
150,000 Comcast Corp 7.050 03/15/33 169,906
2,000,000 Comcast Corp 4.800 05/15/33 1,973,116
200,000 Comcast Corp 4.200 08/15/34 186,328
500,000 Comcast Corp 4.400 08/15/35 469,335
36,000 Comcast Corp 6.500 11/15/35 39,926
3,475,000 Comcast Corp 3.200 07/15/36 2,854,629
3,150,000 Comcast Corp 3.900 03/01/38 2,744,903
1,000,000 Comcast Corp 3.250 11/01/39 783,713
3,800,000 Comcast Corp 3.750 04/01/40 3,158,711
1,275,000 Comcast Corp 3.400 07/15/46 951,941
631,000 Comcast Corp 3.969 11/01/47 507,197
1,500,000 Comcast Corp 4.000 03/01/48 1,217,378
1,407,000 Comcast Corp 3.999 11/01/49 1,139,145
2,525,000 Comcast Corp 3.450 02/01/50 1,846,465
425,000 Comcast Corp 2.800 01/15/51 271,925
2,237,000 Comcast Corp 2.887 11/01/51 1,452,089
1,050,000 Comcast Corp 2.450 08/15/52 616,021
3,750,000 Comcast Corp 5.350 05/15/53 3,721,866
2,708,000 Comcast Corp 2.937 11/01/56 1,704,974
850,000 Comcast Corp 2.650 08/15/62 485,015
6,758,000 Comcast Corp 2.987 11/01/63 4,150,344
2,000,000 Comcast Corp 5.500 05/15/64 2,002,551
200,000 Discovery Communications LLC 3.900 11/15/24 197,612
350,000 Discovery Communications LLC 3.450 03/15/25 342,508
200,000 Discovery Communications LLC 3.950 06/15/25 196,646
500,000 Discovery Communications LLC 4.900 03/11/26 495,034
2,275,000 Discovery Communications LLC 3.950 03/20/28 2,154,286
1,000,000 Discovery Communications LLC 4.125 05/15/29 937,386
250,000 Discovery Communications LLC 3.625 05/15/30 223,593
1,400,000 Discovery Communications LLC 5.200 09/20/47 1,176,249
1,400,000 Discovery Communications LLC 5.300 05/15/49 1,176,143
500,000 Discovery Communications LLC 4.650 05/15/50 390,579
1,175,000 Discovery Communications LLC 4.000 09/15/55 804,136
1,000,000 Electronic Arts, Inc 1.850 02/15/31 819,325
1,000,000 Electronic Arts, Inc 2.950 02/15/51 668,452
500,000 Fox Corp 3.050 04/07/25 487,484
2,250,000 Fox Corp 4.709 01/25/29 2,218,504
500,000 Fox Corp 3.500 04/08/30 457,333
1,000,000 Fox Corp 6.500 10/13/33 1,059,183
1,500,000 Fox Corp 5.476 01/25/39 1,427,517
650,000 Fox Corp 5.576 01/25/49 605,290
403,000 (a) Grupo Televisa SAB 6.125 01/31/46 400,574
1,000,000 Inter-American Investment Corp 4.250 02/14/29 989,862
100,000 Interpublic Group of Cos, Inc 4.200 04/15/24 99,946
350,000 Interpublic Group of Cos, Inc 4.650 10/01/28 343,812
500,000 Interpublic Group of Cos, Inc 4.750 03/30/30 490,234
1,000,000 Interpublic Group of Cos, Inc 2.400 03/01/31 837,760
500,000 Interpublic Group of Cos, Inc 5.375 06/15/33 498,853
1,000,000 Interpublic Group of Cos, Inc 3.375 03/01/41 746,330
400,000 Interpublic Group of Cos, Inc 5.400 10/01/48 375,412
2,000,000 Meta Platforms, Inc 3.500 08/15/27 1,924,274
1,500,000 Meta Platforms, Inc 4.600 05/15/28 1,499,187
1,000,000 Meta Platforms, Inc 4.800 05/15/30 1,005,479
2,000,000 Meta Platforms, Inc 3.850 08/15/32 1,874,130
1,500,000 (a) Meta Platforms, Inc 4.950 05/15/33 1,518,287

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 2,000,000 Meta Platforms, Inc 4.450% 08/15/52 $ 1,777,688
2,500,000 Meta Platforms, Inc 5.600 05/15/53 2,642,340
2,500,000 Meta Platforms, Inc 4.650 08/15/62 2,244,728
1,000,000 Meta Platforms, Inc 5.750 05/15/63 1,072,029
870,000 NBCUniversal Media LLC 4.450 01/15/43 772,431
2,500,000 NetFlix, Inc 4.875 04/15/28 2,496,492
2,500,000 NetFlix, Inc 5.875 11/15/28 2,598,820
1,050,000 Omnicom Group, Inc 3.600 04/15/26 1,019,828
750,000 Omnicom Group, Inc 2.450 04/30/30 643,704
325,000 Omnicom Group, Inc 4.200 06/01/30 309,357
700,000 (a) Omnicom Group, Inc 2.600 08/01/31 592,936
341,000 Paramount Global 2.900 01/15/27 311,903
200,000 Paramount Global 3.375 02/15/28 178,307
1,300,000 Paramount Global 3.700 06/01/28 1,151,857
500,000 Paramount Global 4.200 06/01/29 449,002
500,000 Paramount Global 7.875 07/30/30 522,339
1,000,000 (a) Paramount Global 4.950 01/15/31 890,557
1,500,000 (a) Paramount Global 4.200 05/19/32 1,246,130
200,000 Paramount Global 4.850 07/01/42 146,505
2,179,000 Paramount Global 4.375 03/15/43 1,478,744
625,000 Paramount Global 5.850 09/01/43 506,403
200,000 Paramount Global 4.900 08/15/44 142,983
800,000 Paramount Global 4.600 01/15/45 551,105
1,000,000 Paramount Global 4.950 05/19/50 710,888
1,000,000 Take-Two Interactive Software, Inc 3.550 04/14/25 981,030
375,000 Take-Two Interactive Software, Inc 3.700 04/14/27 359,752
1,500,000 Take-Two Interactive Software, Inc 4.950 03/28/28 1,494,234
1,000,000 Take-Two Interactive Software, Inc 4.000 04/14/32 923,705
500,000 Tencent Music Entertainment Group 1.375 09/03/25 471,881
750,000 Tencent Music Entertainment Group 2.000 09/03/30 615,452
1,075,000 Time Warner Cable LLC 6.550 05/01/37 1,016,162
400,000 Time Warner Cable LLC 7.300 07/01/38 404,063
500,000 Time Warner Cable LLC 6.750 06/15/39 476,235
890,000 Time Warner Cable LLC 5.875 11/15/40 770,937
475,000 Time Warner Cable LLC 5.500 09/01/41 395,410
4,375,000 Time Warner Cable LLC 4.500 09/15/42 3,236,653
300,000 Time Warner Entertainment Co LP 8.375 07/15/33 334,826
875,000 TWDC Enterprises 18 Corp 3.150 09/17/25 850,945
500,000 TWDC Enterprises 18 Corp 3.000 02/13/26 482,027
475,000 TWDC Enterprises 18 Corp 1.850 07/30/26 444,524
1,500,000 (a) TWDC Enterprises 18 Corp 2.950 06/15/27 1,425,972
100,000 TWDC Enterprises 18 Corp 4.375 08/16/41 89,750
200,000 TWDC Enterprises 18 Corp 3.700 12/01/42 165,511
1,275,000 TWDC Enterprises 18 Corp 4.125 06/01/44 1,108,770
100,000 TWDC Enterprises 18 Corp 3.000 07/30/46 70,842
150,000 ViacomCBS, Inc 6.875 04/30/36 141,670
700,000 Walt Disney Co 3.700 10/15/25 685,739
8,000,000 Walt Disney Co 1.750 01/13/26 7,562,892
2,000,000 Walt Disney Co 2.200 01/13/28 1,837,391
425,000 Walt Disney Co 2.000 09/01/29 370,256
500,000 (a) Walt Disney Co 3.800 03/22/30 476,427
2,000,000 Walt Disney Co 2.650 01/13/31 1,760,742
229,000 Walt Disney Co 6.400 12/15/35 255,908
325,000 Walt Disney Co 6.650 11/15/37 373,528
1,000,000 Walt Disney Co 3.500 05/13/40 822,040
1,425,000 Walt Disney Co 6.150 02/15/41 1,569,022
225,000 Walt Disney Co 5.400 10/01/43 229,621
500,000 Walt Disney Co 4.750 09/15/44 469,536
300,000 Walt Disney Co 4.950 10/15/45 285,670
700,000 Walt Disney Co 4.750 11/15/46 645,695
1,600,000 Walt Disney Co 2.750 09/01/49 1,062,762

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 3,000,000 (a) Walt Disney Co 4.700% 03/23/50 $ 2,812,299
4,500,000 Walt Disney Co 3.600 01/13/51 3,486,024
1,000,000 Walt Disney Co 3.800 05/13/60 780,461
2,000,000 Warnermedia Holdings, Inc 3.638 03/15/25 1,960,263
7,000,000 Warnermedia Holdings, Inc 3.755 03/15/27 6,680,294
3,325,000 Warnermedia Holdings, Inc 4.054 03/15/29 3,112,618
2,625,000 Warnermedia Holdings, Inc 4.279 03/15/32 2,344,751
2,750,000 Warnermedia Holdings, Inc 5.050 03/15/42 2,363,606
5,850,000 Warnermedia Holdings, Inc 5.141 03/15/52 4,855,485
2,975,000 Warnermedia Holdings, Inc 5.391 03/15/62 2,468,885
900,000 (a) Weibo Corp 3.375 07/08/30 781,201
1,500,000 WPP Finance 2010 3.750 09/19/24 1,484,777
TOTAL MEDIA & ENTERTAINMENT 224,725,287
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
1,575,000 AbbVie, Inc 3.600 05/14/25 1,545,822
4,150,000 AbbVie, Inc 3.200 05/14/26 4,005,505
4,000,000 AbbVie, Inc 2.950 11/21/26 3,809,592
1,950,000 AbbVie, Inc 4.800 03/15/29 1,952,861
6,750,000 AbbVie, Inc 3.200 11/21/29 6,220,106
3,000,000 AbbVie, Inc 4.950 03/15/31 3,021,409
1,500,000 AbbVie, Inc 5.050 03/15/34 1,518,592
2,250,000 AbbVie, Inc 4.550 03/15/35 2,174,728
1,925,000 AbbVie, Inc 4.500 05/14/35 1,850,570
675,000 AbbVie, Inc 4.300 05/14/36 633,742
3,300,000 AbbVie, Inc 4.050 11/21/39 2,938,318
2,175,000 AbbVie, Inc 4.400 11/06/42 1,974,140
3,000,000 AbbVie, Inc 5.350 03/15/44 3,058,950
1,625,000 AbbVie, Inc 4.850 06/15/44 1,552,212
1,310,000 AbbVie, Inc 4.750 03/15/45 1,233,682
925,000 AbbVie, Inc 4.700 05/14/45 864,962
1,350,000 AbbVie, Inc 4.450 05/14/46 1,212,239
1,150,000 AbbVie, Inc 4.875 11/14/48 1,099,993
4,975,000 AbbVie, Inc 4.250 11/21/49 4,308,622
1,050,000 AbbVie, Inc 5.400 03/15/54 1,080,759
3,000,000 AbbVie, Inc 5.500 03/15/64 3,085,215
200,000 Agilent Technologies, Inc 3.050 09/22/26 190,514
500,000 (a) Agilent Technologies, Inc 2.750 09/15/29 449,423
1,000,000 Agilent Technologies, Inc 2.100 06/04/30 844,756
1,000,000 Agilent Technologies, Inc 2.300 03/12/31 839,899
950,000 Amgen, Inc 3.625 05/22/24 947,244
775,000 Amgen, Inc 3.125 05/01/25 756,314
1,225,000 Amgen, Inc 2.600 08/19/26 1,160,032
3,250,000 Amgen, Inc 2.200 02/21/27 3,009,460
775,000 Amgen, Inc 3.200 11/02/27 731,845
5,000,000 Amgen, Inc 5.150 03/02/28 5,032,052
1,500,000 Amgen, Inc 1.650 08/15/28 1,312,104
1,000,000 Amgen, Inc 4.050 08/18/29 961,184
1,000,000 Amgen, Inc 2.450 02/21/30 874,432
1,175,000 Amgen, Inc 5.250 03/02/30 1,192,858
500,000 Amgen, Inc 2.300 02/25/31 422,698
850,000 Amgen, Inc 3.350 02/22/32 758,958
1,000,000 Amgen, Inc 4.200 03/01/33 934,682
2,300,000 Amgen, Inc 5.250 03/02/33 2,319,348
1,325,000 Amgen, Inc 3.150 02/21/40 1,018,074
1,500,000 Amgen, Inc 2.800 08/15/41 1,086,758
126,000 Amgen, Inc 5.150 11/15/41 121,726
1,900,000 Amgen, Inc 5.600 03/02/43 1,933,106
2,675,000 Amgen, Inc 4.400 05/01/45 2,324,026
2,128,000 Amgen, Inc 4.563 06/15/48 1,875,304
2,575,000 Amgen, Inc 3.375 02/21/50 1,879,475
2,447,000 Amgen, Inc 4.663 06/15/51 2,167,316

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 1,000,000 Amgen, Inc 3.000% 01/15/52 $ 677,157
1,000,000 Amgen, Inc 4.200 02/22/52 822,520
1,000,000 Amgen, Inc 4.875 03/01/53 910,441
2,950,000 Amgen, Inc 5.650 03/02/53 3,005,918
172,000 Amgen, Inc 2.770 09/01/53 106,519
1,000,000 Amgen, Inc 4.400 02/22/62 823,865
1,250,000 Amgen, Inc 5.750 03/02/63 1,274,937
2,000,000 AstraZeneca Finance LLC 1.200 05/28/26 1,847,465
1,000,000 AstraZeneca Finance LLC 4.875 03/03/28 1,002,414
2,000,000 AstraZeneca Finance LLC 1.750 05/28/28 1,775,761
1,500,000 AstraZeneca Finance LLC 4.850 02/26/29 1,504,232
1,000,000 AstraZeneca Finance LLC 4.900 03/03/30 1,007,563
1,500,000 AstraZeneca Finance LLC 4.900 02/26/31 1,504,956
1,500,000 AstraZeneca Finance LLC 5.000 02/26/34 1,506,161
350,000 AstraZeneca plc 3.375 11/16/25 341,078
1,000,000 AstraZeneca plc 0.700 04/08/26 919,739
950,000 AstraZeneca plc 3.125 06/12/27 904,368
1,700,000 AstraZeneca plc 4.000 01/17/29 1,648,566
1,000,000 AstraZeneca plc 1.375 08/06/30 816,180
1,900,000 AstraZeneca plc 6.450 09/15/37 2,147,836
625,000 AstraZeneca plc 4.000 09/18/42 536,821
500,000 AstraZeneca plc 4.375 11/16/45 447,949
750,000 AstraZeneca plc 4.375 08/17/48 669,623
600,000 AstraZeneca plc 2.125 08/06/50 355,858
1,500,000 AstraZeneca plc 3.000 05/28/51 1,052,686
449,000 Baxalta, Inc 4.000 06/23/25 441,661
149,000 Baxalta, Inc 5.250 06/23/45 145,437
875,000 Biogen, Inc 4.050 09/15/25 858,718
1,800,000 Biogen, Inc 2.250 05/01/30 1,519,404
1,375,000 Biogen, Inc 3.150 05/01/50 919,569
1,346,000 Biogen, Inc 3.250 02/15/51 930,899
200,000 Bio-Rad Laboratories, Inc 3.300 03/15/27 189,651
525,000 Bio-Rad Laboratories, Inc 3.700 03/15/32 472,050
2,000,000 Bristol-Myers Squibb Co 0.750 11/13/25 1,868,889
1,000,000 Bristol-Myers Squibb Co 1.125 11/13/27 882,065
1,275,000 Bristol-Myers Squibb Co 3.900 02/20/28 1,238,190
2,500,000 Bristol-Myers Squibb Co 4.900 02/22/29 2,510,523
874,000 Bristol-Myers Squibb Co 3.400 07/26/29 820,980
1,150,000 Bristol-Myers Squibb Co 1.450 11/13/30 933,940
1,500,000 Bristol-Myers Squibb Co 5.750 02/01/31 1,574,312
2,500,000 Bristol-Myers Squibb Co 5.100 02/22/31 2,524,175
1,400,000 Bristol-Myers Squibb Co 2.950 03/15/32 1,222,816
1,250,000 (a) Bristol-Myers Squibb Co 5.900 11/15/33 1,335,791
3,500,000 Bristol-Myers Squibb Co 5.200 02/22/34 3,553,637
1,700,000 Bristol-Myers Squibb Co 4.125 06/15/39 1,506,436
125,000 Bristol-Myers Squibb Co 2.350 11/13/40 85,439
375,000 Bristol-Myers Squibb Co 3.550 03/15/42 300,744
650,000 Bristol-Myers Squibb Co 3.250 08/01/42 496,704
2,500,000 Bristol-Myers Squibb Co 5.500 02/22/44 2,558,550
500,000 Bristol-Myers Squibb Co 4.350 11/15/47 431,743
1,786,000 Bristol-Myers Squibb Co 4.550 02/20/48 1,597,648
3,900,000 Bristol-Myers Squibb Co 4.250 10/26/49 3,330,594
1,500,000 Bristol-Myers Squibb Co 2.550 11/13/50 923,164
2,075,000 Bristol-Myers Squibb Co 3.700 03/15/52 1,593,270
1,250,000 Bristol-Myers Squibb Co 6.250 11/15/53 1,408,062
3,500,000 Bristol-Myers Squibb Co 5.550 02/22/54 3,599,344
1,000,000 Bristol-Myers Squibb Co 3.900 03/15/62 762,362
1,250,000 Bristol-Myers Squibb Co 6.400 11/15/63 1,428,636
2,500,000 Bristol-Myers Squibb Co 5.650 02/22/64 2,571,933
200,000 Danaher Corp 3.350 09/15/25 195,611
200,000 Danaher Corp 4.375 09/15/45 178,680

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 400,000 Danaher Corp 2.600% 10/01/50 $ 253,525
750,000 Danaher Corp 2.800 12/10/51 493,936
975,000 Eli Lilly & Co 2.750 06/01/25 949,388
950,000 Eli Lilly & Co 3.100 05/15/27 904,300
1,500,000 Eli Lilly & Co 4.500 02/09/29 1,494,771
850,000 Eli Lilly & Co 4.700 02/27/33 847,807
1,500,000 Eli Lilly & Co 4.700 02/09/34 1,491,644
1,300,000 Eli Lilly & Co 2.250 05/15/50 795,017
1,550,000 Eli Lilly & Co 4.875 02/27/53 1,513,617
1,500,000 Eli Lilly & Co 5.000 02/09/54 1,491,553
750,000 Eli Lilly & Co 2.500 09/15/60 441,907
1,425,000 Eli Lilly & Co 4.950 02/27/63 1,386,131
1,500,000 Eli Lilly & Co 5.100 02/09/64 1,492,812
1,125,000 Gilead Sciences, Inc 3.650 03/01/26 1,096,084
525,000 Gilead Sciences, Inc 2.950 03/01/27 499,170
5,815,000 Gilead Sciences, Inc 1.650 10/01/30 4,790,097
1,500,000 Gilead Sciences, Inc 5.250 10/15/33 1,530,702
450,000 Gilead Sciences, Inc 4.600 09/01/35 431,182
1,300,000 Gilead Sciences, Inc 4.000 09/01/36 1,166,191
325,000 Gilead Sciences, Inc 2.600 10/01/40 229,360
250,000 Gilead Sciences, Inc 5.650 12/01/41 257,258
1,025,000 Gilead Sciences, Inc 4.800 04/01/44 954,214
950,000 Gilead Sciences, Inc 4.500 02/01/45 845,443
925,000 Gilead Sciences, Inc 4.750 03/01/46 849,525
1,525,000 Gilead Sciences, Inc 4.150 03/01/47 1,280,964
2,600,000 Gilead Sciences, Inc 2.800 10/01/50 1,694,786
1,000,000 Gilead Sciences, Inc 5.550 10/15/53 1,035,081
2,900,000 GlaxoSmithKline Capital plc 3.375 06/01/29 2,733,050
950,000 GlaxoSmithKline Capital, Inc 3.625 05/15/25 934,930
925,000 GlaxoSmithKline Capital, Inc 3.875 05/15/28 899,391
350,000 GlaxoSmithKline Capital, Inc 5.375 04/15/34 373,869
1,243,000 GlaxoSmithKline Capital, Inc 6.375 05/15/38 1,405,491
850,000 GlaxoSmithKline Capital, Inc 4.200 03/18/43 760,196
1,000,000 Illumina, Inc 5.750 12/13/27 1,011,547
1,500,000 Illumina, Inc 2.550 03/23/31 1,239,806
2,000,000 Johnson & Johnson 0.550 09/01/25 1,881,128
1,000,000 Johnson & Johnson 2.450 03/01/26 958,162
2,000,000 Johnson & Johnson 0.950 09/01/27 1,779,714
2,000,000 Johnson & Johnson 1.300 09/01/30 1,654,396
1,000,000 Johnson & Johnson 4.375 12/05/33 996,614
250,000 Johnson & Johnson 3.550 03/01/36 222,299
450,000 Johnson & Johnson 3.625 03/03/37 399,340
250,000 Johnson & Johnson 5.950 08/15/37 276,855
675,000 Johnson & Johnson 3.400 01/15/38 578,772
375,000 Johnson & Johnson 5.850 07/15/38 413,629
1,000,000 Johnson & Johnson 2.100 09/01/40 687,490
300,000 Johnson & Johnson 4.500 12/05/43 287,421
1,200,000 Johnson & Johnson 3.700 03/01/46 1,002,079
1,625,000 Johnson & Johnson 3.750 03/03/47 1,350,183
2,100,000 Johnson & Johnson 3.500 01/15/48 1,671,938
1,500,000 Johnson & Johnson 2.250 09/01/50 936,313
1,000,000 Johnson & Johnson 2.450 09/01/60 595,464
2,875,000 Merck & Co, Inc 0.750 02/24/26 2,666,109
2,000,000 Merck & Co, Inc 1.700 06/10/27 1,822,836
1,000,000 Merck & Co, Inc 4.050 05/17/28 983,013
1,500,000 Merck & Co, Inc 1.900 12/10/28 1,330,368
1,000,000 Merck & Co, Inc 4.300 05/17/30 977,942
3,175,000 Merck & Co, Inc 1.450 06/24/30 2,614,889
1,150,000 Merck & Co, Inc 2.150 12/10/31 962,507
1,000,000 Merck & Co, Inc 4.500 05/17/33 977,816
1,475,000 Merck & Co, Inc 3.900 03/07/39 1,303,500

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 425,000 Merck & Co, Inc 2.350% 06/24/40 $ 298,873
100,000 Merck & Co, Inc 3.600 09/15/42 81,826
925,000 Merck & Co, Inc 4.150 05/18/43 817,454
1,250,000 Merck & Co, Inc 4.900 05/17/44 1,214,569
1,825,000 Merck & Co, Inc 3.700 02/10/45 1,489,363
1,600,000 Merck & Co, Inc 4.000 03/07/49 1,343,499
375,000 Merck & Co, Inc 2.450 06/24/50 232,419
625,000 Merck & Co, Inc 2.750 12/10/51 408,598
1,375,000 Merck & Co, Inc 5.000 05/17/53 1,346,181
1,100,000 Merck & Co, Inc 2.900 12/10/61 690,852
1,500,000 Merck & Co, Inc 5.150 05/17/63 1,485,538
500,000 Mylan, Inc 4.550 04/15/28 483,073
700,000 Mylan, Inc 5.200 04/15/48 578,596
725,000 Novartis Capital Corp 3.000 11/20/25 704,169
3,500,000 Novartis Capital Corp 2.000 02/14/27 3,260,012
2,300,000 Novartis Capital Corp 3.100 05/17/27 2,201,044
1,000,000 Novartis Capital Corp 2.200 08/14/30 867,690
400,000 Novartis Capital Corp 3.700 09/21/42 336,402
1,025,000 Novartis Capital Corp 4.400 05/06/44 944,146
1,000,000 Novartis Capital Corp 4.000 11/20/45 864,396
750,000 Novartis Capital Corp 2.750 08/14/50 507,700
5,000,000 Pfizer Investment Enterprises Pte Ltd 4.450 05/19/28 4,928,857
5,000,000 Pfizer Investment Enterprises Pte Ltd 4.650 05/19/30 4,951,486
1,300,000 Pfizer Investment Enterprises Pte Ltd 4.750 05/19/33 1,279,959
3,850,000 Pfizer Investment Enterprises Pte Ltd 5.110 05/19/43 3,764,737
3,775,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 3,753,234
4,500,000 Pfizer Investment Enterprises Pte Ltd 5.340 05/19/63 4,409,468
1,175,000 Pfizer, Inc 3.400 05/15/24 1,171,799
3,000,000 Pfizer, Inc 0.800 05/28/25 2,858,543
350,000 Pfizer, Inc 2.750 06/03/26 335,641
2,850,000 Pfizer, Inc 3.000 12/15/26 2,727,906
950,000 (a) Pfizer, Inc 3.600 09/15/28 910,809
1,550,000 Pfizer, Inc 3.450 03/15/29 1,467,616
1,500,000 Pfizer, Inc 1.750 08/18/31 1,223,912
425,000 Pfizer, Inc 4.000 12/15/36 386,614
500,000 Pfizer, Inc 4.100 09/15/38 452,275
875,000 Pfizer, Inc 3.900 03/15/39 757,365
350,000 Pfizer, Inc 7.200 03/15/39 421,967
1,250,000 Pfizer, Inc 2.550 05/28/40 892,925
625,000 Pfizer, Inc 4.300 06/15/43 555,231
1,100,000 Pfizer, Inc 4.400 05/15/44 1,008,044
1,875,000 Pfizer, Inc 4.125 12/15/46 1,602,544
1,200,000 Pfizer, Inc 4.200 09/15/48 1,032,452
2,100,000 Pfizer, Inc 4.000 03/15/49 1,756,777
1,000,000 Pfizer, Inc 2.700 05/28/50 669,670
1,000,000 Regeneron Pharmaceuticals, Inc 1.750 09/15/30 818,408
500,000 Regeneron Pharmaceuticals, Inc 2.800 09/15/50 314,883
500,000 Revvity, Inc 3.300 09/15/29 453,882
1,000,000 Revvity, Inc 2.550 03/15/31 842,326
300,000 Revvity, Inc 2.250 09/15/31 246,097
1,000,000 Revvity, Inc 3.625 03/15/51 700,868
1,000,000 Royalty Pharma plc 1.200 09/02/25 941,240
375,000 Royalty Pharma plc 2.200 09/02/30 311,561
1,000,000 Royalty Pharma plc 3.300 09/02/40 745,221
1,000,000 Royalty Pharma plc 3.550 09/02/50 688,946
1,000,000 Royalty Pharma plc 3.350 09/02/51 657,771
500,000 Sanofi 3.625 06/19/28 483,423
1,400,000 Shire Acquisitions Investments Ireland DAC 3.200 09/23/26 1,339,084
2,100,000 Takeda Pharmaceutical Co Ltd 5.000 11/26/28 2,103,122
700,000 Takeda Pharmaceutical Co Ltd 2.050 03/31/30 593,563
2,050,000 Takeda Pharmaceutical Co Ltd 3.025 07/09/40 1,544,870

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 1,150,000 Takeda Pharmaceutical Co Ltd 3.175% 07/09/50 $ 801,434
1,000,000 Takeda Pharmaceutical Co Ltd 3.375 07/09/60 675,705
500,000 Thermo Fisher Scientific, Inc 4.800 11/21/27 500,462
1,000,000 Thermo Fisher Scientific, Inc 1.750 10/15/28 882,490
1,000,000 Thermo Fisher Scientific, Inc 5.000 01/31/29 1,009,476
1,500,000 Thermo Fisher Scientific, Inc 2.600 10/01/29 1,345,949
1,500,000 Thermo Fisher Scientific, Inc 4.977 08/10/30 1,510,737
275,000 Thermo Fisher Scientific, Inc 2.000 10/15/31 226,557
500,000 Thermo Fisher Scientific, Inc 4.950 11/21/32 502,153
1,500,000 Thermo Fisher Scientific, Inc 5.086 08/10/33 1,516,480
1,000,000 Thermo Fisher Scientific, Inc 5.200 01/31/34 1,019,832
1,500,000 Thermo Fisher Scientific, Inc 2.800 10/15/41 1,097,099
1,500,000 Thermo Fisher Scientific, Inc 5.404 08/10/43 1,533,875
200,000 Thermo Fisher Scientific, Inc 5.300 02/01/44 200,434
200,000 Thermo Fisher Scientific, Inc 4.100 08/15/47 170,032
2,800,000 Utah Acquisition Sub, Inc 3.950 06/15/26 2,705,173
750,000 Utah Acquisition Sub, Inc 5.250 06/15/46 622,212
1,000,000 Viatris, Inc 1.650 06/22/25 950,953
400,000 Viatris, Inc 2.300 06/22/27 363,212
375,000 Viatris, Inc 2.700 06/22/30 317,936
600,000 Viatris, Inc 3.850 06/22/40 443,129
1,950,000 Viatris, Inc 4.000 06/22/50 1,343,393
150,000 Wyeth LLC 6.500 02/01/34 166,141
275,000 Wyeth LLC 5.950 04/01/37 297,081
300,000 Zoetis, Inc 4.500 11/13/25 296,149
425,000 Zoetis, Inc 3.000 09/12/27 398,220
500,000 Zoetis, Inc 3.900 08/20/28 481,100
2,000,000 Zoetis, Inc 5.600 11/16/32 2,075,690
900,000 Zoetis, Inc 4.700 02/01/43 823,911
650,000 Zoetis, Inc 3.950 09/12/47 527,722
200,000 Zoetis, Inc 4.450 08/20/48 176,568
375,000 Zoetis, Inc 3.000 05/15/50 258,319
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 329,214,489
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
500,000 CBRE Services, Inc 4.875 03/01/26 494,722
500,000 CBRE Services, Inc 5.500 04/01/29 503,019
1,000,000 CBRE Services, Inc 2.500 04/01/31 827,492
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,825,233
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
500,000 Advanced Micro Devices, Inc 3.924 06/01/32 470,235
500,000 Advanced Micro Devices, Inc 4.393 06/01/52 443,345
250,000 Analog Devices, Inc 2.950 04/01/25 244,272
1,175,000 Analog Devices, Inc 3.500 12/05/26 1,135,239
400,000 Analog Devices, Inc 3.450 06/15/27 382,514
1,000,000 Analog Devices, Inc 1.700 10/01/28 878,553
600,000 Analog Devices, Inc 2.100 10/01/31 497,583
300,000 Analog Devices, Inc 2.800 10/01/41 217,785
1,000,000 Analog Devices, Inc 2.950 10/01/51 678,156
1,000,000 Applied Materials, Inc 3.300 04/01/27 961,228
950,000 Applied Materials, Inc 1.750 06/01/30 800,379
250,000 Applied Materials, Inc 5.100 10/01/35 256,521
100,000 Applied Materials, Inc 5.850 06/15/41 108,656
1,200,000 Applied Materials, Inc 4.350 04/01/47 1,081,171
775,000 Applied Materials, Inc 2.750 06/01/50 531,304
2,000,000 (f) Broadcom, Inc 1.950 02/15/28 1,783,421
300,000 (f) Broadcom, Inc 4.000 04/15/29 285,775
343,000 Broadcom, Inc 4.150 11/15/30 324,336
1,500,000 (f) Broadcom, Inc 2.450 02/15/31 1,264,531
625,000 (f) Broadcom, Inc 4.150 04/15/32 579,837
1,500,000 Broadcom, Inc 4.300 11/15/32 1,409,413

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 1,500,000 (f) Broadcom, Inc 2.600% 02/15/33 $ 1,218,241
5,883,000 (f) Broadcom, Inc 3.419 04/15/33 5,099,970
2,522,000 (f) Broadcom, Inc 3.469 04/15/34 2,161,125
6,327,000 (f) Broadcom, Inc 3.137 11/15/35 5,111,592
4,043,000 (f) Broadcom, Inc 3.187 11/15/36 3,217,629
3,336,000 (f) Broadcom, Inc 4.926 05/15/37 3,166,085
850,000 (f) Broadcom, Inc 3.500 02/15/41 659,738
3,000,000 (f) Broadcom, Inc 3.750 02/15/51 2,272,367
2,050,000 Intel Corp 3.700 07/29/25 2,009,028
2,480,000 Intel Corp 2.600 05/19/26 2,360,172
1,000,000 Intel Corp 3.750 08/05/27 966,862
2,000,000 Intel Corp 4.875 02/10/28 2,004,936
1,500,000 Intel Corp 1.600 08/12/28 1,316,262
1,000,000 Intel Corp 4.000 08/05/29 967,354
2,500,000 Intel Corp 2.450 11/15/29 2,214,400
1,000,000 Intel Corp 5.125 02/10/30 1,015,207
1,500,000 Intel Corp 3.900 03/25/30 1,427,246
1,500,000 Intel Corp 5.000 02/21/31 1,501,538
2,000,000 Intel Corp 2.000 08/12/31 1,643,493
1,000,000 Intel Corp 4.150 08/05/32 949,761
250,000 Intel Corp 4.000 12/15/32 233,650
1,500,000 Intel Corp 5.200 02/10/33 1,520,801
2,000,000 Intel Corp 5.150 02/21/34 2,004,557
1,000,000 Intel Corp 2.800 08/12/41 722,991
1,000,000 Intel Corp 5.625 02/10/43 1,033,961
200,000 Intel Corp 4.100 05/19/46 169,021
675,000 Intel Corp 4.100 05/11/47 565,569
3,328,000 Intel Corp 3.734 12/08/47 2,585,543
2,500,000 Intel Corp 3.250 11/15/49 1,763,886
3,175,000 Intel Corp 4.750 03/25/50 2,875,917
1,000,000 Intel Corp 3.050 08/12/51 674,052
1,000,000 Intel Corp 4.900 08/05/52 933,504
1,500,000 Intel Corp 5.700 02/10/53 1,550,587
550,000 Intel Corp 5.600 02/21/54 560,394
1,000,000 Intel Corp 3.100 02/15/60 635,083
1,000,000 Intel Corp 5.050 08/05/62 940,375
1,000,000 Intel Corp 5.900 02/10/63 1,060,944
300,000 KLA Corp 4.100 03/15/29 292,984
850,000 KLA Corp 4.650 07/15/32 836,450
1,000,000 KLA Corp 4.700 02/01/34 984,525
500,000 KLA Corp 5.000 03/15/49 485,757
1,000,000 KLA Corp 3.300 03/01/50 734,026
1,500,000 KLA Corp 4.950 07/15/52 1,445,774
500,000 KLA Corp 5.250 07/15/62 495,407
200,000 Lam Research Corp 3.800 03/15/25 197,128
150,000 Lam Research Corp 3.750 03/15/26 146,509
275,000 Lam Research Corp 4.000 03/15/29 266,588
125,000 Lam Research Corp 1.900 06/15/30 105,666
825,000 Lam Research Corp 4.875 03/15/49 785,663
200,000 Lam Research Corp 2.875 06/15/50 136,574
1,200,000 Lam Research Corp 3.125 06/15/60 800,200
1,000,000 Marvell Technology, Inc 1.650 04/15/26 930,103
1,000,000 Marvell Technology, Inc 2.450 04/15/28 901,629
350,000 Marvell Technology, Inc 4.875 06/22/28 345,374
1,000,000 Marvell Technology, Inc 5.950 09/15/33 1,036,313
1,425,000 Microchip Technology, Inc 5.050 03/15/29 1,425,214
425,000 Micron Technology, Inc 4.975 02/06/26 422,699
750,000 Micron Technology, Inc 4.185 02/15/27 730,812
1,000,000 Micron Technology, Inc 5.375 04/15/28 1,009,873
400,000 Micron Technology, Inc 5.327 02/06/29 403,637
1,000,000 Micron Technology, Inc 6.750 11/01/29 1,073,360

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 500,000 Micron Technology, Inc 4.663% 02/15/30 $ 488,392
500,000 Micron Technology, Inc 5.300 01/15/31 502,892
1,000,000 Micron Technology, Inc 2.703 04/15/32 834,823
1,000,000 Micron Technology, Inc 5.875 02/09/33 1,034,804
1,000,000 (a) Micron Technology, Inc 5.875 09/15/33 1,036,771
750,000 Micron Technology, Inc 3.366 11/01/41 557,206
750,000 Micron Technology, Inc 3.477 11/01/51 534,014
800,000 NVIDIA Corp 3.200 09/16/26 772,684
1,000,000 NVIDIA Corp 1.550 06/15/28 891,531
750,000 NVIDIA Corp 2.850 04/01/30 680,759
1,500,000 NVIDIA Corp 2.000 06/15/31 1,267,454
1,000,000 NVIDIA Corp 3.500 04/01/40 846,683
2,067,000 NVIDIA Corp 3.500 04/01/50 1,645,577
300,000 (f) NXP BV 2.700 05/01/25 291,118
425,000 NXP BV 5.350 03/01/26 425,113
750,000 NXP BV 3.875 06/18/26 728,043
300,000 NXP BV 3.150 05/01/27 283,531
175,000 NXP BV 4.400 06/01/27 171,561
400,000 NXP BV 5.550 12/01/28 406,132
750,000 NXP BV 4.300 06/18/29 722,692
675,000 NXP BV 3.400 05/01/30 612,655
2,000,000 NXP BV 2.500 05/11/31 1,674,517
1,000,000 NXP BV 2.650 02/15/32 830,993
500,000 NXP BV 5.000 01/15/33 489,192
875,000 (f) NXP BV 3.250 05/11/41 649,823
325,000 NXP BV 3.125 02/15/42 234,350
500,000 NXP BV 3.250 11/30/51 340,720
2,000,000 Qorvo, Inc 1.750 12/15/24 1,940,853
2,800,000 QUALCOMM, Inc 3.250 05/20/27 2,683,084
1,339,000 QUALCOMM, Inc 1.300 05/20/28 1,173,972
1,000,000 QUALCOMM, Inc 2.150 05/20/30 867,567
2,384,000 QUALCOMM, Inc 1.650 05/20/32 1,888,399
1,000,000 (a) QUALCOMM, Inc 5.400 05/20/33 1,048,517
750,000 QUALCOMM, Inc 4.650 05/20/35 743,577
650,000 QUALCOMM, Inc 4.800 05/20/45 622,257
1,525,000 QUALCOMM, Inc 4.300 05/20/47 1,344,555
1,000,000 QUALCOMM, Inc 4.500 05/20/52 897,942
1,000,000 QUALCOMM, Inc 6.000 05/20/53 1,117,756
300,000 Skyworks Solutions, Inc 1.800 06/01/26 277,939
1,000,000 Skyworks Solutions, Inc 3.000 06/01/31 838,690
1,500,000 Texas Instruments, Inc 4.600 02/15/28 1,500,521
750,000 Texas Instruments, Inc 4.600 02/08/29 751,183
1,000,000 Texas Instruments, Inc 2.250 09/04/29 885,724
325,000 Texas Instruments, Inc 1.750 05/04/30 274,486
750,000 Texas Instruments, Inc 3.650 08/16/32 696,361
1,000,000 Texas Instruments, Inc 4.900 03/14/33 1,010,087
750,000 Texas Instruments, Inc 4.850 02/08/34 753,613
350,000 Texas Instruments, Inc 3.875 03/15/39 313,184
2,700,000 Texas Instruments, Inc 4.150 05/15/48 2,324,496
1,000,000 Texas Instruments, Inc 2.700 09/15/51 651,444
1,000,000 Texas Instruments, Inc 5.000 03/14/53 981,124
750,000 Texas Instruments, Inc 5.150 02/08/54 752,880
1,050,000 Texas Instruments, Inc 5.050 05/18/63 1,022,574
550,000 TSMC Arizona Corp 1.750 10/25/26 506,765
350,000 TSMC Arizona Corp 3.875 04/22/27 339,809
1,000,000 TSMC Arizona Corp 4.125 04/22/29 973,998
1,000,000 TSMC Arizona Corp 2.500 10/25/31 854,588
1,000,000 TSMC Arizona Corp 4.250 04/22/32 974,019
1,000,000 TSMC Arizona Corp 3.125 10/25/41 801,974
1,000,000 TSMC Arizona Corp 3.250 10/25/51 765,948
500,000 TSMC Arizona Corp 4.500 04/22/52 481,264

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 1,000,000 Xilinx, Inc 2.375% 06/01/30 $ 867,666
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 144,323,206
SOFTWARE & SERVICES - 0.7%
1,000,000 Adobe, Inc 2.150 02/01/27 933,689
925,000 Adobe, Inc 2.300 02/01/30 814,041
1,000,000 Amdocs Ltd 2.538 06/15/30 856,417
250,000 Autodesk, Inc 4.375 06/15/25 247,379
450,000 Autodesk, Inc 3.500 06/15/27 430,517
750,000 Autodesk, Inc 2.850 01/15/30 670,155
1,000,000 Autodesk, Inc 2.400 12/15/31 837,513
1,000,000 Booz Allen Hamilton, Inc 5.950 08/04/33 1,034,507
1,000,000 CDW LLC 3.276 12/01/28 911,440
1,000,000 CGI, Inc 1.450 09/14/26 910,493
1,000,000 CGI, Inc 2.300 09/14/31 805,033
1,000,000 DXC Technology Co 1.800 09/15/26 911,843
1,000,000 Fortinet, Inc 1.000 03/15/26 919,988
500,000 Genpact Luxembourg Sarl 3.375 12/01/24 492,970
1,000,000 Genpact Luxembourg Sarl 1.750 04/10/26 927,885
1,000,000 IBM International Capital Pte Ltd 4.600 02/05/29 985,828
1,000,000 IBM International Capital Pte Ltd 4.750 02/05/31 981,230
1,000,000 IBM International Capital Pte Ltd 4.900 02/05/34 980,219
1,000,000 IBM International Capital Pte Ltd 5.250 02/05/44 975,812
1,000,000 IBM International Capital Pte Ltd 5.300 02/05/54 976,488
1,000,000 International Business Machines Corp 4.000 07/27/25 984,305
350,000 International Business Machines Corp 3.450 02/19/26 340,504
2,500,000 International Business Machines Corp 3.300 05/15/26 2,412,181
1,500,000 International Business Machines Corp 2.200 02/09/27 1,393,722
1,000,000 International Business Machines Corp 1.700 05/15/27 907,524
1,500,000 International Business Machines Corp 4.500 02/06/28 1,486,507
2,675,000 International Business Machines Corp 3.500 05/15/29 2,519,511
2,900,000 International Business Machines Corp 1.950 05/15/30 2,451,933
1,500,000 International Business Machines Corp 2.720 02/09/32 1,299,240
1,500,000 (a) International Business Machines Corp 4.750 02/06/33 1,475,793
1,850,000 International Business Machines Corp 4.150 05/15/39 1,633,345
19,000 International Business Machines Corp 5.600 11/30/39 19,773
450,000 International Business Machines Corp 2.850 05/15/40 330,942
1,060,000 International Business Machines Corp 4.000 06/20/42 894,977
1,500,000 International Business Machines Corp 4.700 02/19/46 1,382,380
975,000 International Business Machines Corp 2.950 05/15/50 649,622
1,500,000 International Business Machines Corp 3.430 02/09/52 1,082,991
1,000,000 International Business Machines Corp 4.900 07/27/52 935,425
1,000,000 International Business Machines Corp 5.100 02/06/53 968,356
300,000 Intuit, Inc 0.950 07/15/25 284,211
350,000 Intuit, Inc 1.350 07/15/27 312,993
1,500,000 Intuit, Inc 5.125 09/15/28 1,525,654
350,000 Intuit, Inc 1.650 07/15/30 289,293
1,500,000 Intuit, Inc 5.200 09/15/33 1,527,711
1,500,000 Intuit, Inc 5.500 09/15/53 1,557,099
750,000 Kyndryl Holdings, Inc 2.050 10/15/26 687,059
750,000 Kyndryl Holdings, Inc 2.700 10/15/28 664,062
750,000 Kyndryl Holdings, Inc 3.150 10/15/31 631,093
1,000,000 Kyndryl Holdings, Inc 6.350 02/20/34 1,026,462
750,000 Kyndryl Holdings, Inc 4.100 10/15/41 575,115
500,000 Leidos, Inc 3.625 05/15/25 488,799
100,000 Leidos, Inc 4.375 05/15/30 94,755
1,000,000 Leidos, Inc 5.750 03/15/33 1,025,157
975,000 Microsoft Corp 2.700 02/12/25 955,066
1,075,000 Microsoft Corp 3.125 11/03/25 1,047,059
2,925,000 Microsoft Corp 2.400 08/08/26 2,776,076
475,000 (f) Microsoft Corp 3.400 09/15/26 460,054
8,739,000 Microsoft Corp 3.300 02/06/27 8,470,587

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 300,000 (f) Microsoft Corp 3.400% 06/15/27 $ 289,211
250,000 (f) Microsoft Corp 1.350 09/15/30 206,357
150,000 Microsoft Corp 3.500 02/12/35 138,159
1,072,000 Microsoft Corp 3.450 08/08/36 959,362
300,000 (f) Microsoft Corp 4.500 06/15/47 284,284
8,038,000 Microsoft Corp 2.525 06/01/50 5,282,277
1,100,000 (f) Microsoft Corp 2.500 09/15/50 710,570
6,265,000 Microsoft Corp 2.921 03/17/52 4,429,197
7,374,000 Microsoft Corp 2.675 06/01/60 4,747,414
1,073,000 Microsoft Corp 3.041 03/17/62 747,484
1,225,000 Oracle Corp 3.400 07/08/24 1,217,140
900,000 Oracle Corp 2.950 11/15/24 885,694
6,500,000 Oracle Corp 2.500 04/01/25 6,303,952
1,650,000 Oracle Corp 2.950 05/15/25 1,606,637
3,000,000 Oracle Corp 1.650 03/25/26 2,799,977
2,884,000 Oracle Corp 2.650 07/15/26 2,728,962
2,000,000 Oracle Corp 4.500 05/06/28 1,970,248
1,500,000 Oracle Corp 6.150 11/09/29 1,580,903
1,000,000 Oracle Corp 2.950 04/01/30 889,848
1,500,000 Oracle Corp 4.650 05/06/30 1,470,927
400,000 Oracle Corp 3.250 05/15/30 362,671
3,000,000 Oracle Corp 2.875 03/25/31 2,608,430
1,500,000 Oracle Corp 6.250 11/09/32 1,604,913
1,750,000 Oracle Corp 4.900 02/06/33 1,713,334
2,497,000 Oracle Corp 4.300 07/08/34 2,302,914
650,000 Oracle Corp 3.900 05/15/35 570,401
1,225,000 Oracle Corp 3.850 07/15/36 1,044,426
4,000,000 Oracle Corp 3.800 11/15/37 3,354,121
100,000 Oracle Corp 6.500 04/15/38 108,683
470,000 Oracle Corp 6.125 07/08/39 491,380
675,000 Oracle Corp 3.600 04/01/40 532,084
325,000 Oracle Corp 5.375 07/15/40 315,256
2,000,000 Oracle Corp 3.650 03/25/41 1,570,394
500,000 Oracle Corp 4.500 07/08/44 427,403
325,000 Oracle Corp 4.125 05/15/45 262,341
2,025,000 Oracle Corp 4.000 07/15/46 1,595,231
3,100,000 Oracle Corp 4.000 11/15/47 2,420,066
7,350,000 Oracle Corp 3.600 04/01/50 5,310,198
2,000,000 Oracle Corp 3.950 03/25/51 1,523,872
1,500,000 Oracle Corp 6.900 11/09/52 1,725,980
2,375,000 Oracle Corp 5.550 02/06/53 2,323,306
500,000 Oracle Corp 4.375 05/15/55 402,402
1,500,000 Oracle Corp 3.850 04/01/60 1,067,578
2,000,000 Oracle Corp 4.100 03/25/61 1,501,870
500,000 Roper Technologies, Inc 2.350 09/15/24 492,195
750,000 Roper Technologies, Inc 1.000 09/15/25 705,161
1,100,000 Roper Technologies, Inc 3.800 12/15/26 1,065,643
300,000 Roper Technologies, Inc 4.200 09/15/28 291,318
500,000 Roper Technologies, Inc 2.950 09/15/29 449,748
475,000 Roper Technologies, Inc 2.000 06/30/30 396,456
750,000 Roper Technologies, Inc 1.750 02/15/31 603,799
925,000 Salesforce, Inc 3.700 04/11/28 897,445
2,000,000 Salesforce, Inc 1.500 07/15/28 1,759,175
1,250,000 Salesforce, Inc 1.950 07/15/31 1,037,642
1,075,000 Salesforce, Inc 2.700 07/15/41 777,908
1,000,000 Salesforce, Inc 2.900 07/15/51 674,543
2,000,000 Salesforce, Inc 3.050 07/15/61 1,304,430
1,000,000 ServiceNow, Inc 1.400 09/01/30 809,089
750,000 VeriSign, Inc 2.700 06/15/31 628,126
500,000 VMware, Inc 4.500 05/15/25 495,152
1,500,000 VMware, Inc 1.400 08/15/26 1,369,886

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 725,000 VMware, Inc 3.900% 08/21/27 $ 694,388
1,500,000 VMware, Inc 1.800 08/15/28 1,306,919
1,000,000 VMware, Inc 4.700 05/15/30 973,414
1,150,000 VMware, Inc 2.200 08/15/31 935,853
1,500,000 Workday, Inc 3.500 04/01/27 1,436,343
1,500,000 Workday, Inc 3.700 04/01/29 1,414,467
TOTAL SOFTWARE & SERVICES 159,077,740
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
450,000 Amphenol Corp 4.350 06/01/29 438,151
1,000,000 Amphenol Corp 2.800 02/15/30 894,789
1,000,000 Amphenol Corp 2.200 09/15/31 827,650
2,000,000 Apple, Inc 1.125 05/11/25 1,914,973
1,125,000 Apple, Inc 3.200 05/13/25 1,102,098
3,000,000 Apple, Inc 0.700 02/08/26 2,783,211
2,825,000 Apple, Inc 3.250 02/23/26 2,745,883
1,425,000 Apple, Inc 2.450 08/04/26 1,353,792
3,250,000 Apple, Inc 2.050 09/11/26 3,050,683
1,075,000 Apple, Inc 3.350 02/09/27 1,038,655
275,000 Apple, Inc 3.200 05/11/27 263,327
3,675,000 Apple, Inc 3.000 11/13/27 3,491,458
3,000,000 Apple, Inc 1.200 02/08/28 2,652,409
1,500,000 Apple, Inc 4.000 05/10/28 1,476,356
2,500,000 Apple, Inc 1.400 08/05/28 2,197,132
1,000,000 Apple, Inc 3.250 08/08/29 939,185
1,000,000 Apple, Inc 2.200 09/11/29 888,430
1,000,000 Apple, Inc 4.150 05/10/30 985,655
2,950,000 Apple, Inc 1.650 05/11/30 2,493,604
3,000,000 Apple, Inc 1.250 08/20/30 2,449,693
3,000,000 Apple, Inc 1.650 02/08/31 2,491,327
2,500,000 Apple, Inc 1.700 08/05/31 2,057,584
1,000,000 (a) Apple, Inc 3.350 08/08/32 918,198
1,500,000 (a) Apple, Inc 4.300 05/10/33 1,493,384
1,600,000 (a) Apple, Inc 4.500 02/23/36 1,589,340
2,000,000 Apple, Inc 2.375 02/08/41 1,424,972
350,000 Apple, Inc 3.850 05/04/43 303,485
750,000 Apple, Inc 4.450 05/06/44 712,922
1,350,000 Apple, Inc 3.450 02/09/45 1,088,077
1,000,000 Apple, Inc 4.375 05/13/45 923,146
1,775,000 Apple, Inc 4.650 02/23/46 1,707,398
900,000 Apple, Inc 3.850 08/04/46 761,492
1,175,000 Apple, Inc 4.250 02/09/47 1,069,275
900,000 Apple, Inc 3.750 09/12/47 741,994
2,850,000 Apple, Inc 3.750 11/13/47 2,351,434
3,000,000 Apple, Inc 2.950 09/11/49 2,125,714
3,350,000 Apple, Inc 2.650 05/11/50 2,224,456
1,375,000 Apple, Inc 2.400 08/20/50 868,005
1,000,000 Apple, Inc 2.650 02/08/51 658,417
1,000,000 Apple, Inc 2.700 08/05/51 661,828
750,000 Apple, Inc 3.950 08/08/52 632,116
1,000,000 (a) Apple, Inc 4.850 05/10/53 993,544
25,000 Apple, Inc 2.550 08/20/60 15,620
2,000,000 Apple, Inc 2.800 02/08/61 1,279,354
1,000,000 Apple, Inc 2.850 08/05/61 645,675
750,000 Apple, Inc 4.100 08/08/62 636,270
200,000 Arrow Electronics, Inc 4.000 04/01/25 196,618
425,000 Arrow Electronics, Inc 3.875 01/12/28 402,708
1,000,000 Arrow Electronics, Inc 2.950 02/15/32 839,371
200,000 Avnet, Inc 4.625 04/15/26 196,887
1,000,000 Avnet, Inc 6.250 03/15/28 1,024,362
1,000,000 Avnet, Inc 3.000 05/15/31 828,093
575,000 CDW LLC 3.569 12/01/31 505,502

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 400,000 Cisco Systems, Inc 3.500% 06/15/25 $ 393,264
500,000 Cisco Systems, Inc 2.950 02/28/26 482,555
3,000,000 Cisco Systems, Inc 2.500 09/20/26 2,841,969
2,000,000 Cisco Systems, Inc 4.800 02/26/27 2,003,217
3,000,000 Cisco Systems, Inc 4.850 02/26/29 3,022,144
3,000,000 Cisco Systems, Inc 4.950 02/26/31 3,026,478
3,000,000 Cisco Systems, Inc 5.050 02/26/34 3,040,391
1,000,000 Cisco Systems, Inc 5.900 02/15/39 1,087,308
1,175,000 Cisco Systems, Inc 5.500 01/15/40 1,236,595
2,000,000 Cisco Systems, Inc 5.300 02/26/54 2,052,971
2,000,000 Cisco Systems, Inc 5.350 02/26/64 2,049,712
200,000 Corning, Inc 4.700 03/15/37 185,657
100,000 Corning, Inc 5.750 08/15/40 100,650
200,000 Corning, Inc 4.750 03/15/42 180,191
300,000 Corning, Inc 5.350 11/15/48 290,627
500,000 Corning, Inc 3.900 11/15/49 393,436
825,000 Corning, Inc 4.375 11/15/57 683,148
200,000 Corning, Inc 5.850 11/15/68 198,854
1,000,000 Corning, Inc 5.450 11/15/79 946,901
2,089,000 Dell International LLC 6.020 06/15/26 2,115,698
1,050,000 Dell International LLC 4.900 10/01/26 1,043,521
1,000,000 Dell International LLC 5.250 02/01/28 1,012,129
2,900,000 Dell International LLC 5.300 10/01/29 2,935,595
750,000 (a) Dell International LLC 5.750 02/01/33 776,362
1,000,000 Dell International LLC 5.400 04/15/34 1,002,341
608,000 Dell International LLC 8.100 07/15/36 734,975
377,000 Dell International LLC 8.350 07/15/46 487,642
2,000,000 Dell International LLC 3.450 12/15/51 1,407,319
800,000 Flex Ltd 4.750 06/15/25 790,613
500,000 Flex Ltd 3.750 02/01/26 484,913
500,000 Flex Ltd 6.000 01/15/28 508,576
1,000,000 Flex Ltd 4.875 05/12/30 973,049
3,000,000 Hewlett Packard Enterprise Co 4.900 10/15/25 2,979,973
2,000,000 Hewlett Packard Enterprise Co 5.250 07/01/28 2,016,832
225,000 Hewlett Packard Enterprise Co 6.200 10/15/35 240,087
1,175,000 Hewlett Packard Enterprise Co 6.350 10/15/45 1,256,440
1,000,000 HP, Inc 2.200 06/17/25 962,519
1,000,000 HP, Inc 1.450 06/17/26 923,213
1,000,000 HP, Inc 3.000 06/17/27 939,365
500,000 HP, Inc 4.750 01/15/28 497,093
1,000,000 HP, Inc 4.000 04/15/29 955,653
1,000,000 HP, Inc 3.400 06/17/30 910,742
1,000,000 HP, Inc 2.650 06/17/31 847,867
500,000 HP, Inc 4.200 04/15/32 468,053
500,000 (a) HP, Inc 5.500 01/15/33 505,625
975,000 HP, Inc 6.000 09/15/41 1,012,845
1,000,000 Jabil, Inc 1.700 04/15/26 928,243
1,000,000 Jabil, Inc 4.250 05/15/27 969,107
100,000 Jabil, Inc 3.950 01/12/28 94,954
1,000,000 Jabil, Inc 5.450 02/01/29 1,005,029
750,000 Jabil, Inc 3.600 01/15/30 680,419
50,000 Jabil, Inc 3.000 01/15/31 42,804
1,500,000 Juniper Networks, Inc 1.200 12/10/25 1,392,502
600,000 Keysight Technologies, Inc 4.600 04/06/27 590,107
500,000 Keysight Technologies, Inc 3.000 10/30/29 445,432
450,000 Motorola Solutions, Inc 4.600 02/23/28 443,826
1,000,000 Motorola Solutions, Inc 5.000 04/15/29 994,897
500,000 Motorola Solutions, Inc 4.600 05/23/29 490,057
600,000 Motorola Solutions, Inc 2.300 11/15/30 503,650
2,250,000 Motorola Solutions, Inc 2.750 05/24/31 1,906,735
500,000 Motorola Solutions, Inc 5.600 06/01/32 506,819

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 1,000,000 Motorola Solutions, Inc 5.400% 04/15/34 $ 998,024
200,000 (a) Motorola Solutions, Inc 5.500 09/01/44 197,113
500,000 NetApp, Inc 1.875 06/22/25 478,211
500,000 NetApp, Inc 2.375 06/22/27 459,981
750,000 NetApp, Inc 2.700 06/22/30 649,679
1,000,000 TD SYNNEX Corp 1.750 08/09/26 914,167
1,000,000 TD SYNNEX Corp 2.375 08/09/28 883,258
1,000,000 TD SYNNEX Corp 2.650 08/09/31 805,803
2,000,000 Teledyne Technologies, Inc 1.600 04/01/26 1,860,749
625,000 Trimble, Inc 4.900 06/15/28 621,336
1,000,000 Trimble, Inc 6.100 03/15/33 1,044,687
1,000,000 Vontier Corp 1.800 04/01/26 928,022
1,000,000 Vontier Corp 2.400 04/01/28 882,926
1,000,000 Vontier Corp 2.950 04/01/31 835,896
1,000,000 Western Digital Corp 2.850 02/01/29 870,042
1,000,000 Western Digital Corp 3.100 02/01/32 805,191
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 145,590,476
TELECOMMUNICATION SERVICES - 1.0%
2,000,000 America Movil SAB de C.V. 3.625 04/22/29 1,868,326
2,000,000 America Movil SAB de C.V. 2.875 05/07/30 1,768,513
440,000 America Movil SAB de C.V. 6.125 03/30/40 465,453
1,625,000 America Movil SAB de C.V. 4.375 07/16/42 1,417,824
1,500,000 (a) America Movil SAB de C.V. 4.375 04/22/49 1,289,573
10,000,000 AT&T, Inc 1.700 03/25/26 9,349,472
1,000,000 AT&T, Inc 2.950 07/15/26 952,547
1,000,000 AT&T, Inc 2.300 06/01/27 921,763
1,150,000 AT&T, Inc 1.650 02/01/28 1,018,434
4,375,000 (a) AT&T, Inc 4.350 03/01/29 4,262,308
1,000,000 AT&T, Inc 4.300 02/15/30 961,070
3,000,000 AT&T, Inc 2.250 02/01/32 2,438,159
10,855,000 AT&T, Inc 2.550 12/01/33 8,694,585
3,000,000 AT&T, Inc 5.400 02/15/34 3,039,353
1,825,000 AT&T, Inc 4.500 05/15/35 1,704,624
3,000,000 AT&T, Inc 3.500 06/01/41 2,341,793
300,000 AT&T, Inc 4.650 06/01/44 264,194
2,000,000 AT&T, Inc 3.650 06/01/51 1,468,273
10,860,000 AT&T, Inc 3.500 09/15/53 7,661,974
8,857,000 AT&T, Inc 3.550 09/15/55 6,193,041
9,844,000 AT&T, Inc 3.800 12/01/57 7,127,272
8,523,000 AT&T, Inc 3.650 09/15/59 5,933,814
1,000,000 AT&T, Inc 3.850 06/01/60 723,223
1,000,000 Bell Telephone Co of Canada or Bell Canada 2.150 02/15/32 807,502
500,000 Bell Telephone Co of Canada or Bell Canada 5.100 05/11/33 496,101
1,000,000 Bell Telephone Co of Canada or Bell Canada 5.200 02/15/34 991,084
750,000 Bell Telephone Co of Canada or Bell Canada 4.464 04/01/48 645,819
750,000 Bell Telephone Co of Canada or Bell Canada 4.300 07/29/49 628,176
1,000,000 Bell Telephone Co of Canada or Bell Canada 3.650 03/17/51 752,658
450,000 Bell Telephone Co of Canada or Bell Canada 3.200 02/15/52 306,736
1,000,000 Bell Telephone Co of Canada or Bell Canada 3.650 08/15/52 745,443
1,000,000 Bell Telephone Co of Canada or Bell Canada 5.550 02/15/54 998,322
1,750,000 British Telecommunications plc 5.125 12/04/28 1,760,279
1,425,000 British Telecommunications plc 9.625 12/15/30 1,747,949
3,690,000 Deutsche Telekom International Finance BV 8.750 06/15/30 4,361,996
745,000 Orange S.A. 9.000 03/01/31 904,304
900,000 Orange S.A. 5.375 01/13/42 895,916
1,725,000 Orange S.A. 5.500 02/06/44 1,737,958
1,713,000 Rogers Communications, Inc 3.625 12/15/25 1,662,381
200,000 Rogers Communications, Inc 2.900 11/15/26 188,579
2,000,000 Rogers Communications, Inc 3.200 03/15/27 1,898,552
1,000,000 Rogers Communications, Inc 5.000 02/15/29 993,055
1,500,000 Rogers Communications, Inc 3.800 03/15/32 1,348,047

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 1,500,000 Rogers Communications, Inc 5.300% 02/15/34 $ 1,486,619
1,000,000 Rogers Communications, Inc 4.500 03/15/42 868,512
125,000 Rogers Communications, Inc 4.500 03/15/43 107,587
300,000 Rogers Communications, Inc 5.450 10/01/43 289,430
600,000 Rogers Communications, Inc 5.000 03/15/44 550,277
150,000 Rogers Communications, Inc 4.300 02/15/48 122,649
1,500,000 Rogers Communications, Inc 4.350 05/01/49 1,230,406
1,300,000 Rogers Communications, Inc 3.700 11/15/49 953,905
1,500,000 Rogers Communications, Inc 4.550 03/15/52 1,262,144
2,000,000 Sprint Capital Corp 6.875 11/15/28 2,131,274
2,000,000 Sprint Capital Corp 8.750 03/15/32 2,425,104
2,000,000 Sprint LLC 7.625 03/01/26 2,066,278
625,000 Telefonica Emisiones S.A. 7.045 06/20/36 699,708
1,200,000 Telefonica Emisiones S.A. 4.665 03/06/38 1,090,966
2,125,000 Telefonica Emisiones S.A. 5.213 03/08/47 1,955,327
1,175,000 Telefonica Emisiones S.A. 4.895 03/06/48 1,033,177
900,000 Telefonica Emisiones S.A. 5.520 03/01/49 864,099
1,500,000 Telefonica Emisiones SAU 4.103 03/08/27 1,458,723
567,000 Telefonica Europe BV 8.250 09/15/30 647,962
325,000 TELUS Corp 2.800 02/16/27 305,360
300,000 TELUS Corp 3.700 09/15/27 286,940
1,000,000 TELUS Corp 3.400 05/13/32 876,601
500,000 TELUS Corp 4.600 11/16/48 434,121
750,000 TELUS Corp 4.300 06/15/49 616,217
2,500,000 T-Mobile US, Inc 5.750 01/15/34 2,603,443
325,000 T-Mobile US, Inc 6.000 06/15/54 347,375
4,000,000 T-Mobile USA, Inc 1.500 02/15/26 3,734,501
1,000,000 T-Mobile USA, Inc 2.625 04/15/26 949,898
4,000,000 T-Mobile USA, Inc 3.750 04/15/27 3,852,428
3,500,000 T-Mobile USA, Inc 2.050 02/15/28 3,136,030
1,500,000 T-Mobile USA, Inc 4.950 03/15/28 1,496,391
1,000,000 T-Mobile USA, Inc 4.800 07/15/28 991,726
2,000,000 T-Mobile USA, Inc 4.850 01/15/29 1,985,185
1,000,000 T-Mobile USA, Inc 2.625 02/15/29 894,906
1,000,000 T-Mobile USA, Inc 2.400 03/15/29 886,110
1,000,000 T-Mobile USA, Inc 3.375 04/15/29 924,831
825,000 T-Mobile USA, Inc 3.875 04/15/30 772,846
1,500,000 T-Mobile USA, Inc 2.550 02/15/31 1,277,727
1,500,000 T-Mobile USA, Inc 2.250 11/15/31 1,231,692
1,000,000 T-Mobile USA, Inc 2.700 03/15/32 840,937
4,000,000 T-Mobile USA, Inc 5.200 01/15/33 4,004,441
1,425,000 T-Mobile USA, Inc 5.050 07/15/33 1,409,531
1,150,000 T-Mobile USA, Inc 5.150 04/15/34 1,146,149
650,000 T-Mobile USA, Inc 4.375 04/15/40 578,918
1,350,000 T-Mobile USA, Inc 3.000 02/15/41 994,339
3,875,000 T-Mobile USA, Inc 4.500 04/15/50 3,358,846
2,500,000 T-Mobile USA, Inc 3.300 02/15/51 1,748,080
2,500,000 T-Mobile USA, Inc 3.400 10/15/52 1,773,234
4,000,000 T-Mobile USA, Inc 5.650 01/15/53 4,084,509
575,000 T-Mobile USA, Inc 5.500 01/15/55 573,900
1,500,000 T-Mobile USA, Inc 3.600 11/15/60 1,051,754
2,000,000 T-Mobile USA, Inc 5.800 09/15/62 2,064,741
1,000,000 Verizon Communications, Inc 0.850 11/20/25 932,017
1,000,000 Verizon Communications, Inc 1.450 03/20/26 932,408
1,000,000 Verizon Communications, Inc 4.125 03/16/27 978,770
2,625,000 Verizon Communications, Inc 3.000 03/22/27 2,487,613
5,000,000 Verizon Communications, Inc 2.100 03/22/28 4,501,316
4,641,000 Verizon Communications, Inc 4.329 09/21/28 4,537,714
350,000 Verizon Communications, Inc 3.875 02/08/29 335,079
9,005,000 Verizon Communications, Inc 4.016 12/03/29 8,591,836
200,000 Verizon Communications, Inc 3.150 03/22/30 180,825

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 1,550,000 Verizon Communications, Inc 1.500% 09/18/30 $ 1,265,323
1,533,000 Verizon Communications, Inc 1.680 10/30/30 1,248,972
3,000,000 Verizon Communications, Inc 1.750 01/20/31 2,435,185
2,635,000 Verizon Communications, Inc 2.550 03/21/31 2,251,136
11,355,000 Verizon Communications, Inc 2.355 03/15/32 9,331,494
1,000,000 Verizon Communications, Inc 5.050 05/09/33 999,626
2,000,000 Verizon Communications, Inc 2.650 11/20/40 1,409,279
1,350,000 Verizon Communications, Inc 3.400 03/22/41 1,055,163
1,000,000 Verizon Communications, Inc 2.850 09/03/41 719,880
150,000 Verizon Communications, Inc 4.000 03/22/50 121,253
4,000,000 Verizon Communications, Inc 2.875 11/20/50 2,612,654
3,725,000 Verizon Communications, Inc 3.550 03/22/51 2,765,292
1,000,000 Verizon Communications, Inc 3.875 03/01/52 786,030
1,500,000 Verizon Communications, Inc 5.500 02/23/54 1,516,188
8,764,000 Verizon Communications, Inc 2.987 10/30/56 5,605,971
2,000,000 Verizon Communications, Inc 3.000 11/20/60 1,247,171
6,000,000 Verizon Communications, Inc 3.700 03/22/61 4,387,084
2,000,000 Vodafone Group plc 4.125 05/30/25 1,969,537
1,925,000 Vodafone Group plc 6.150 02/27/37 2,054,914
1,900,000 Vodafone Group plc 4.375 02/19/43 1,641,559
1,000,000 Vodafone Group plc 4.875 06/19/49 895,310
1,500,000 Vodafone Group plc 4.250 09/17/50 1,210,799
825,000 Vodafone Group plc 5.625 02/10/53 819,916
500,000 Vodafone Group plc 5.125 06/19/59 457,013
1,500,000 Vodafone Group plc 5.750 02/10/63 1,516,356
TOTAL TELECOMMUNICATION SERVICES 242,014,982
TRANSPORTATION - 0.5%
367,826 American Airlines 2.875 07/11/34 312,328
300,000 Burlington Northern Santa Fe LLC 3.000 04/01/25 293,610
700,000 Burlington Northern Santa Fe LLC 3.650 09/01/25 685,430
660,000 Burlington Northern Santa Fe LLC 5.750 05/01/40 696,995
250,000 Burlington Northern Santa Fe LLC 5.050 03/01/41 243,544
200,000 Burlington Northern Santa Fe LLC 4.400 03/15/42 180,162
300,000 Burlington Northern Santa Fe LLC 4.450 03/15/43 269,862
500,000 Burlington Northern Santa Fe LLC 5.150 09/01/43 492,489
500,000 Burlington Northern Santa Fe LLC 4.900 04/01/44 475,193
600,000 Burlington Northern Santa Fe LLC 4.550 09/01/44 544,826
1,275,000 Burlington Northern Santa Fe LLC 4.150 04/01/45 1,088,205
200,000 Burlington Northern Santa Fe LLC 4.700 09/01/45 185,033
1,150,000 Burlington Northern Santa Fe LLC 3.900 08/01/46 941,795
400,000 Burlington Northern Santa Fe LLC 4.125 06/15/47 338,239
1,675,000 Burlington Northern Santa Fe LLC 4.050 06/15/48 1,395,229
1,025,000 Burlington Northern Santa Fe LLC 4.150 12/15/48 871,051
750,000 Burlington Northern Santa Fe LLC 3.550 02/15/50 569,858
750,000 Burlington Northern Santa Fe LLC 3.050 02/15/51 514,811
4,000,000 Burlington Northern Santa Fe LLC 3.300 09/15/51 2,875,937
1,000,000 Burlington Northern Santa Fe LLC 4.450 01/15/53 886,283
1,500,000 Burlington Northern Santa Fe LLC 5.200 04/15/54 1,486,834
200,000 Canadian National Railway Co 2.950 11/21/24 196,787
200,000 Canadian National Railway Co 6.900 07/15/28 216,177
500,000 Canadian National Railway Co 3.850 08/05/32 464,592
500,000 Canadian National Railway Co 5.850 11/01/33 534,657
200,000 Canadian National Railway Co 6.250 08/01/34 220,993
250,000 Canadian National Railway Co 3.500 11/15/42 193,026
100,000 Canadian National Railway Co 4.500 11/07/43 88,637
650,000 Canadian National Railway Co 3.200 08/02/46 486,599
725,000 Canadian National Railway Co 3.650 02/03/48 584,659
325,000 Canadian National Railway Co 4.450 01/20/49 292,800
400,000 Canadian National Railway Co 2.450 05/01/50 250,567
1,500,000 Canadian National Railway Co 4.400 08/05/52 1,339,552
500,000 Canadian National Railway Co 6.125 11/01/53 573,166

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 1,800,000 Canadian Pacific Railway Co 2.900% 02/01/25 $ 1,759,018
100,000 Canadian Pacific Railway Co 3.125 06/01/26 95,442
2,000,000 Canadian Pacific Railway Co 1.750 12/02/26 1,837,018
300,000 Canadian Pacific Railway Co 4.000 06/01/28 289,140
500,000 Canadian Pacific Railway Co 2.875 11/15/29 448,257
100,000 Canadian Pacific Railway Co 2.050 03/05/30 85,068
200,000 (a) Canadian Pacific Railway Co 7.125 10/15/31 224,533
600,000 Canadian Pacific Railway Co 2.450 12/02/31 538,430
250,000 Canadian Pacific Railway Co 5.950 05/15/37 260,748
475,000 Canadian Pacific Railway Co 3.000 12/02/41 405,395
100,000 Canadian Pacific Railway Co 4.300 05/15/43 86,819
175,000 Canadian Pacific Railway Co 4.950 08/15/45 162,364
800,000 Canadian Pacific Railway Co 4.700 05/01/48 713,876
500,000 Canadian Pacific Railway Co 3.500 05/01/50 374,428
1,000,000 Canadian Pacific Railway Co 3.100 12/02/51 690,048
500,000 Canadian Pacific Railway Co 4.200 11/15/69 395,053
1,275,000 Canadian Pacific Railway Co 6.125 09/15/15 1,344,834
400,000 CH Robinson Worldwide, Inc 4.200 04/15/28 388,385
300,000 CSX Corp 3.400 08/01/24 297,710
200,000 CSX Corp 3.350 11/01/25 194,453
1,200,000 CSX Corp 2.600 11/01/26 1,134,917
825,000 CSX Corp 4.250 03/15/29 807,604
600,000 CSX Corp 2.400 02/15/30 524,565
850,000 CSX Corp 4.100 11/15/32 800,731
2,000,000 CSX Corp 5.200 11/15/33 2,033,571
100,000 CSX Corp 6.000 10/01/36 107,381
200,000 CSX Corp 6.150 05/01/37 218,316
400,000 CSX Corp 5.500 04/15/41 405,192
350,000 CSX Corp 4.400 03/01/43 313,784
600,000 CSX Corp 4.100 03/15/44 511,306
800,000 CSX Corp 3.800 11/01/46 636,311
1,050,000 CSX Corp 4.300 03/01/48 907,114
850,000 CSX Corp 4.750 11/15/48 781,415
500,000 CSX Corp 4.500 03/15/49 438,752
600,000 CSX Corp 3.350 09/15/49 431,841
1,000,000 CSX Corp 3.800 04/15/50 780,910
200,000 CSX Corp 3.950 05/01/50 160,731
800,000 CSX Corp 2.500 05/15/51 490,019
750,000 CSX Corp 4.500 11/15/52 663,211
300,000 CSX Corp 4.500 08/01/54 263,305
150,000 CSX Corp 4.250 11/01/66 120,505
800,000 CSX Corp 4.650 03/01/68 695,063
500,000 FedEx Corp 3.250 04/01/26 483,484
500,000 FedEx Corp 4.200 10/17/28 485,445
1,000,000 FedEx Corp 3.100 08/05/29 918,110
500,000 FedEx Corp 4.250 05/15/30 483,733
1,500,000 (a) FedEx Corp 2.400 05/15/31 1,273,157
1,000,000 FedEx Corp 4.900 01/15/34 988,565
200,000 FedEx Corp 3.900 02/01/35 178,403
2,000,000 FedEx Corp 3.250 05/15/41 1,497,439
275,000 FedEx Corp 5.100 01/15/44 258,325
1,100,000 FedEx Corp 4.750 11/15/45 974,493
600,000 FedEx Corp 4.550 04/01/46 517,470
450,000 FedEx Corp 4.400 01/15/47 376,617
900,000 FedEx Corp 4.050 02/15/48 718,019
500,000 FedEx Corp 4.950 10/17/48 455,129
1,500,000 FedEx Corp 5.250 05/15/50 1,436,744
200,000 FedEx Corp 4.500 02/01/65 158,858
1,000,000 GXO Logistics, Inc 1.650 07/15/26 916,881
500,000 JB Hunt Transport Services, Inc 3.875 03/01/26 488,754
350,000 Kirby Corp 4.200 03/01/28 338,097

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 350,000 Norfolk Southern Corp 2.900% 06/15/26 $ 334,242
300,000 Norfolk Southern Corp 3.150 06/01/27 283,660
700,000 Norfolk Southern Corp 3.800 08/01/28 670,313
1,000,000 Norfolk Southern Corp 5.050 08/01/30 1,002,991
1,000,000 Norfolk Southern Corp 3.000 03/15/32 868,475
1,000,000 (a) Norfolk Southern Corp 4.450 03/01/33 959,334
500,000 Norfolk Southern Corp 5.550 03/15/34 520,192
16,000 Norfolk Southern Corp 4.837 10/01/41 15,055
300,000 Norfolk Southern Corp 4.450 06/15/45 261,560
200,000 Norfolk Southern Corp 4.650 01/15/46 179,540
303,000 Norfolk Southern Corp 3.942 11/01/47 241,441
1,450,000 Norfolk Southern Corp 4.150 02/28/48 1,203,047
500,000 Norfolk Southern Corp 4.100 05/15/49 407,044
500,000 Norfolk Southern Corp 3.400 11/01/49 366,510
1,000,000 Norfolk Southern Corp 3.050 05/15/50 676,339
1,000,000 Norfolk Southern Corp 2.900 08/25/51 650,751
175,000 Norfolk Southern Corp 4.050 08/15/52 140,021
1,000,000 Norfolk Southern Corp 3.700 03/15/53 751,284
300,000 Norfolk Southern Corp 4.550 06/01/53 261,836
1,000,000 Norfolk Southern Corp 5.350 08/01/54 992,731
1,170,000 Norfolk Southern Corp 3.155 05/15/55 775,851
200,000 Norfolk Southern Corp 5.950 03/15/64 213,595
1,000,000 Norfolk Southern Corp 4.100 05/15/21 729,255
300,000 Ryder System, Inc 4.625 06/01/25 296,937
500,000 Ryder System, Inc 3.350 09/01/25 485,667
1,000,000 Ryder System, Inc 1.750 09/01/26 921,518
500,000 Ryder System, Inc 2.900 12/01/26 472,090
1,000,000 Ryder System, Inc 2.850 03/01/27 937,388
1,000,000 Ryder System, Inc 5.650 03/01/28 1,019,130
1,500,000 Ryder System, Inc 5.375 03/15/29 1,512,450
1,250,000 Southwest Airlines Co 5.250 05/04/25 1,245,013
200,000 Southwest Airlines Co 3.000 11/15/26 188,682
1,000,000 Southwest Airlines Co 5.125 06/15/27 998,025
200,000 Southwest Airlines Co 3.450 11/16/27 188,310
300,000 Southwest Airlines Co 2.625 02/10/30 260,908
200,000 Union Pacific Corp 3.250 01/15/25 196,708
500,000 Union Pacific Corp 3.750 07/15/25 491,107
200,000 Union Pacific Corp 3.250 08/15/25 195,045
300,000 Union Pacific Corp 2.750 03/01/26 288,001
2,500,000 Union Pacific Corp 2.375 05/20/31 2,134,958
1,000,000 Union Pacific Corp 2.800 02/14/32 867,974
500,000 Union Pacific Corp 4.500 01/20/33 487,096
100,000 Union Pacific Corp 3.375 02/01/35 86,394
2,525,000 Union Pacific Corp 2.891 04/06/36 2,059,360
100,000 Union Pacific Corp 3.600 09/15/37 86,346
500,000 Union Pacific Corp 3.550 08/15/39 417,220
1,500,000 Union Pacific Corp 3.200 05/20/41 1,168,802
500,000 Union Pacific Corp 3.375 02/14/42 396,726
200,000 (a) Union Pacific Corp 3.350 08/15/46 146,218
300,000 Union Pacific Corp 4.000 04/15/47 247,759
4,000,000 Union Pacific Corp 3.250 02/05/50 2,915,298
1,070,000 Union Pacific Corp 3.799 10/01/51 853,841
500,000 Union Pacific Corp 2.950 03/10/52 336,203
1,000,000 Union Pacific Corp 3.500 02/14/53 750,118
1,000,000 Union Pacific Corp 4.950 05/15/53 966,795
200,000 Union Pacific Corp 3.875 02/01/55 157,709
300,000 Union Pacific Corp 3.950 08/15/59 232,638
1,000,000 Union Pacific Corp 3.839 03/20/60 767,804
1,500,000 Union Pacific Corp 3.550 05/20/61 1,076,542
2,000,000 Union Pacific Corp 2.973 09/16/62 1,251,990
200,000 Union Pacific Corp 4.100 09/15/67 157,884

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 500,000 Union Pacific Corp 3.750% 02/05/70 $ 367,588
500,000 Union Pacific Corp 3.799 04/06/71 371,325
500,000 Union Pacific Corp 3.850 02/14/72 372,793
500,000 United Parcel Service, Inc 2.200 09/01/24 492,981
300,000 United Parcel Service, Inc 2.800 11/15/24 295,240
125,000 United Parcel Service, Inc 2.400 11/15/26 117,613
875,000 United Parcel Service, Inc 3.050 11/15/27 826,277
500,000 United Parcel Service, Inc 3.400 03/15/29 474,168
500,000 United Parcel Service, Inc 2.500 09/01/29 449,646
750,000 United Parcel Service, Inc 4.450 04/01/30 743,063
2,000,000 United Parcel Service, Inc 4.875 03/03/33 2,002,485
510,000 United Parcel Service, Inc 6.200 01/15/38 564,401
450,000 United Parcel Service, Inc 3.625 10/01/42 368,825
400,000 United Parcel Service, Inc 3.400 11/15/46 309,762
1,550,000 United Parcel Service, Inc 3.750 11/15/47 1,241,402
300,000 United Parcel Service, Inc 4.250 03/15/49 259,828
500,000 United Parcel Service, Inc 3.400 09/01/49 376,727
1,630,000 United Parcel Service, Inc 5.300 04/01/50 1,657,248
1,000,000 United Parcel Service, Inc 5.050 03/03/53 981,860
TOTAL TRANSPORTATION 109,596,165
UTILITIES - 2.3%
200,000 AEP Texas, Inc 3.950 06/01/28 190,830
550,000 AEP Texas, Inc 2.100 07/01/30 457,944
500,000 AEP Texas, Inc 4.700 05/15/32 477,207
200,000 AEP Texas, Inc 3.800 10/01/47 149,502
100,000 AEP Texas, Inc 4.150 05/01/49 79,302
850,000 AEP Texas, Inc 3.450 05/15/51 582,056
200,000 AEP Transmission Co LLC 3.100 12/01/26 190,244
1,000,000 AEP Transmission Co LLC 5.150 04/01/34 996,483
600,000 AEP Transmission Co LLC 4.000 12/01/46 494,650
500,000 AEP Transmission Co LLC 3.750 12/01/47 386,350
200,000 AEP Transmission Co LLC 4.250 09/15/48 167,767
300,000 AEP Transmission Co LLC 3.800 06/15/49 233,415
550,000 AEP Transmission Co LLC 2.750 08/15/51 345,891
300,000 AEP Transmission Co LLC 5.400 03/15/53 298,630
600,000 AES Corp 1.375 01/15/26 555,628
1,000,000 AES Corp 5.450 06/01/28 998,058
675,000 AES Corp 2.450 01/15/31 552,257
575,000 Alabama Power Co 1.450 09/15/30 465,040
500,000 Alabama Power Co 5.850 11/15/33 526,473
200,000 Alabama Power Co 3.850 12/01/42 163,946
400,000 Alabama Power Co 3.750 03/01/45 316,897
300,000 Alabama Power Co 4.300 01/02/46 257,291
350,000 Alabama Power Co 3.700 12/01/47 270,815
1,000,000 Alabama Power Co 4.300 07/15/48 850,101
1,000,000 Alabama Power Co 3.125 07/15/51 690,371
1,000,000 Alabama Power Co 3.000 03/15/52 676,449
400,000 Algonquin Power & Utilities Corp 5.365 06/15/26 397,835
2,000,000 Ameren Corp 1.750 03/15/28 1,765,754
1,000,000 Ameren Corp 5.000 01/15/29 994,529
300,000 Ameren Illinois Co 3.800 05/15/28 290,546
750,000 Ameren Illinois Co 1.550 11/15/30 607,741
500,000 Ameren Illinois Co 3.850 09/01/32 457,943
725,000 Ameren Illinois Co 4.950 06/01/33 717,548
125,000 Ameren Illinois Co 4.150 03/15/46 105,130
1,150,000 Ameren Illinois Co 3.700 12/01/47 900,302
575,000 Ameren Illinois Co 4.500 03/15/49 506,174
325,000 Ameren Illinois Co 2.900 06/15/51 213,177
325,000 Ameren Illinois Co 5.900 12/01/52 348,043
350,000 American Electric Power Co, Inc 3.200 11/13/27 328,592
700,000 American Electric Power Co, Inc 4.300 12/01/28 676,918

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 2,000,000 American Electric Power Co, Inc 5.200% 01/15/29 $ 2,004,702
500,000 American Electric Power Co, Inc 2.300 03/01/30 425,384
1,000,000 American Electric Power Co, Inc 5.625 03/01/33 1,015,252
1,000,000 American Electric Power Co, Inc 3.875 02/15/62 898,644
200,000 American Water Capital Corp 2.950 09/01/27 187,153
500,000 American Water Capital Corp 3.750 09/01/28 477,592
750,000 American Water Capital Corp 3.450 06/01/29 699,907
100,000 American Water Capital Corp 2.800 05/01/30 88,032
1,250,000 American Water Capital Corp 2.300 06/01/31 1,041,460
1,000,000 American Water Capital Corp 5.150 03/01/34 1,003,290
225,000 American Water Capital Corp 4.300 12/01/42 201,566
150,000 American Water Capital Corp 4.300 09/01/45 130,870
100,000 American Water Capital Corp 4.000 12/01/46 82,507
1,175,000 American Water Capital Corp 3.750 09/01/47 927,148
500,000 American Water Capital Corp 4.200 09/01/48 425,063
500,000 American Water Capital Corp 4.150 06/01/49 418,800
675,000 American Water Capital Corp 3.450 05/01/50 497,457
1,250,000 (a) American Water Capital Corp 3.250 06/01/51 894,472
1,000,000 American Water Capital Corp 5.450 03/01/54 1,008,527
200,000 Appalachian Power Co 3.300 06/01/27 188,884
1,000,000 Appalachian Power Co 2.700 04/01/31 842,045
500,000 Appalachian Power Co 4.500 08/01/32 468,947
1,000,000 Appalachian Power Co 5.650 04/01/34 1,009,244
300,000 Appalachian Power Co 4.500 03/01/49 242,866
775,000 Appalachian Power Co 3.700 05/01/50 550,939
200,000 Arizona Public Service Co 2.950 09/15/27 187,289
1,000,000 Arizona Public Service Co 2.600 08/15/29 886,880
750,000 Arizona Public Service Co 6.350 12/15/32 800,419
750,000 Arizona Public Service Co 5.550 08/01/33 758,438
350,000 Arizona Public Service Co 4.500 04/01/42 300,917
200,000 Arizona Public Service Co 4.350 11/15/45 166,613
410,000 Arizona Public Service Co 3.750 05/15/46 309,488
200,000 Arizona Public Service Co 4.200 08/15/48 159,061
200,000 Arizona Public Service Co 4.250 03/01/49 161,272
300,000 Arizona Public Service Co 3.500 12/01/49 211,345
500,000 Arizona Public Service Co 3.350 05/15/50 343,429
750,000 Arizona Public Service Co 2.650 09/15/50 448,806
900,000 Atlantic City Electric Co 4.000 10/15/28 869,701
425,000 Atlantic City Electric Co 2.300 03/15/31 356,160
1,000,000 Atmos Energy Corp 2.625 09/15/29 894,664
750,000 Atmos Energy Corp 1.500 01/15/31 601,912
175,000 Atmos Energy Corp 5.450 10/15/32 180,458
500,000 Atmos Energy Corp 5.900 11/15/33 530,401
100,000 Atmos Energy Corp 5.500 06/15/41 102,810
125,000 Atmos Energy Corp 4.150 01/15/43 109,522
600,000 Atmos Energy Corp 4.125 10/15/44 518,034
500,000 Atmos Energy Corp 4.300 10/01/48 435,260
300,000 Atmos Energy Corp 4.125 03/15/49 249,996
1,500,000 Atmos Energy Corp 2.850 02/15/52 972,284
500,000 Atmos Energy Corp 5.750 10/15/52 529,757
125,000 Atmos Energy Corp 6.200 11/15/53 140,822
500,000 Avangrid, Inc 3.150 12/01/24 491,467
300,000 Avangrid, Inc 3.200 04/15/25 292,309
625,000 Avangrid, Inc 3.800 06/01/29 586,207
150,000 Avista Corp 4.350 06/01/48 123,846
550,000 Avista Corp 4.000 04/01/52 422,669
200,000 Baltimore Gas and Electric Co 2.400 08/15/26 188,790
1,500,000 Baltimore Gas and Electric Co 2.250 06/15/31 1,262,804
150,000 Baltimore Gas and Electric Co 3.500 08/15/46 112,007
200,000 Baltimore Gas and Electric Co 3.750 08/15/47 155,289
200,000 Baltimore Gas and Electric Co 4.250 09/15/48 167,416

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 500,000 Baltimore Gas and Electric Co 3.200% 09/15/49 $ 344,718
775,000 Baltimore Gas and Electric Co 2.900 06/15/50 508,377
500,000 Baltimore Gas and Electric Co 4.550 06/01/52 436,401
500,000 Baltimore Gas and Electric Co 5.400 06/01/53 497,284
175,000 Berkshire Hathaway Energy Co 3.250 04/15/28 165,099
2,500,000 Berkshire Hathaway Energy Co 1.650 05/15/31 2,001,641
950,000 Berkshire Hathaway Energy Co 6.125 04/01/36 1,009,912
1,032,000 Berkshire Hathaway Energy Co 5.950 05/15/37 1,075,166
725,000 Berkshire Hathaway Energy Co 5.150 11/15/43 707,550
975,000 Berkshire Hathaway Energy Co 4.500 02/01/45 873,937
1,250,000 Berkshire Hathaway Energy Co 3.800 07/15/48 955,034
1,025,000 Berkshire Hathaway Energy Co 4.450 01/15/49 864,766
100,000 Black Hills Corp 3.950 01/15/26 97,428
100,000 Black Hills Corp 3.150 01/15/27 94,436
1,500,000 Black Hills Corp 5.950 03/15/28 1,548,470
550,000 Black Hills Corp 2.500 06/15/30 460,323
300,000 Black Hills Corp 4.350 05/01/33 274,128
1,000,000 Black Hills Corp 6.150 05/15/34 1,031,882
200,000 Black Hills Corp 4.200 09/15/46 156,968
200,000 CenterPoint Energy Houston Electric LLC 2.400 09/01/26 188,660
300,000 CenterPoint Energy Houston Electric LLC 3.000 02/01/27 285,152
1,500,000 CenterPoint Energy Houston Electric LLC 5.200 10/01/28 1,525,508
275,000 CenterPoint Energy Houston Electric LLC 2.350 04/01/31 233,028
100,000 CenterPoint Energy Houston Electric LLC 6.950 03/15/33 114,323
500,000 CenterPoint Energy Houston Electric LLC 4.950 04/01/33 496,609
1,000,000 CenterPoint Energy Houston Electric LLC 5.150 03/01/34 1,007,243
300,000 CenterPoint Energy Houston Electric LLC 3.950 03/01/48 245,595
150,000 CenterPoint Energy Houston Electric LLC 2.900 07/01/50 100,508
875,000 CenterPoint Energy Houston Electric LLC 3.350 04/01/51 634,351
500,000 CenterPoint Energy Houston Electric LLC 3.600 03/01/52 379,800
100,000 CenterPoint Energy Houston Electric LLC 5.300 04/01/53 99,800
1,000,000 CenterPoint Energy Resources Corp 5.250 03/01/28 1,010,108
200,000 CenterPoint Energy Resources Corp 4.000 04/01/28 192,543
575,000 CenterPoint Energy Resources Corp 1.750 10/01/30 472,195
500,000 CenterPoint Energy Resources Corp 4.400 07/01/32 475,660
1,000,000 CenterPoint Energy Resources Corp 5.400 03/01/33 1,016,146
700,000 CenterPoint Energy Resources Corp 4.100 09/01/47 562,401
135,000 CenterPoint Energy, Inc 4.250 11/01/28 128,710
750,000 CenterPoint Energy, Inc 2.950 03/01/30 670,442
1,000,000 CenterPoint Energy, Inc 2.650 06/01/31 846,982
500,000 CenterPoint Energy, Inc 3.700 09/01/49 370,724
425,000 Cleco Corporate Holdings LLC 3.743 05/01/26 408,502
300,000 Cleco Corporate Holdings LLC 3.375 09/15/29 261,706
200,000 Cleco Corporate Holdings LLC 4.973 05/01/46 167,000
1,000,000 Cleco Securitization I LLC 4.646 09/01/42 945,072
790,000 CMS Energy Corp 3.450 08/15/27 750,253
1,000,000 CMS Energy Corp 3.750 12/01/50 819,232
250,000 Commonwealth Edison Co 2.550 06/15/26 237,583
300,000 Commonwealth Edison Co 3.700 08/15/28 286,915
500,000 Commonwealth Edison Co 2.200 03/01/30 428,483
1,000,000 Commonwealth Edison Co 3.150 03/15/32 885,090
1,000,000 (a) Commonwealth Edison Co 4.900 02/01/33 991,290
200,000 Commonwealth Edison Co 3.800 10/01/42 162,115
300,000 Commonwealth Edison Co 4.700 01/15/44 272,888
100,000 Commonwealth Edison Co 3.700 03/01/45 78,862
250,000 Commonwealth Edison Co 3.650 06/15/46 192,435
400,000 Commonwealth Edison Co 3.750 08/15/47 310,615
1,175,000 Commonwealth Edison Co 4.000 03/01/48 953,220
1,300,000 Commonwealth Edison Co 4.000 03/01/49 1,036,412
500,000 Commonwealth Edison Co 3.200 11/15/49 349,265
500,000 Commonwealth Edison Co 3.000 03/01/50 334,272

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 Commonwealth Edison Co 3.125% 03/15/51 $ 679,945
500,000 Commonwealth Edison Co 2.750 09/01/51 309,771
500,000 Commonwealth Edison Co 5.300 02/01/53 492,159
625,000 Connecticut Light and Power Co 3.200 03/15/27 596,286
400,000 Connecticut Light and Power Co 4.650 01/01/29 395,413
500,000 Connecticut Light and Power Co 2.050 07/01/31 408,987
1,000,000 Connecticut Light and Power Co 4.900 07/01/33 985,779
400,000 Connecticut Light and Power Co 4.300 04/15/44 344,549
250,000 Connecticut Light and Power Co 4.150 06/01/45 214,830
775,000 Connecticut Light and Power Co 4.000 04/01/48 634,094
500,000 Connecticut Light and Power Co 5.250 01/15/53 496,407
200,000 Consolidated Edison Co of New York, Inc 3.800 05/15/28 193,026
300,000 (a) Consolidated Edison Co of New York, Inc 4.000 12/01/28 291,995
100,000 Consolidated Edison Co of New York, Inc 3.350 04/01/30 92,111
2,000,000 Consolidated Edison Co of New York, Inc 2.400 06/15/31 1,701,757
1,000,000 (a) Consolidated Edison Co of New York, Inc 5.200 03/01/33 1,017,162
200,000 Consolidated Edison Co of New York, Inc 4.200 03/15/42 170,121
550,000 Consolidated Edison Co of New York, Inc 3.950 03/01/43 455,880
1,475,000 Consolidated Edison Co of New York, Inc 4.450 03/15/44 1,297,326
150,000 Consolidated Edison Co of New York, Inc 4.500 12/01/45 131,577
400,000 Consolidated Edison Co of New York, Inc 3.850 06/15/46 318,814
400,000 Consolidated Edison Co of New York, Inc 3.875 06/15/47 315,706
300,000 Consolidated Edison Co of New York, Inc 4.650 12/01/48 266,601
500,000 Consolidated Edison Co of New York, Inc 4.125 05/15/49 408,547
700,000 Consolidated Edison Co of New York, Inc 3.950 04/01/50 568,336
1,000,000 Consolidated Edison Co of New York, Inc 3.200 12/01/51 687,860
1,000,000 Consolidated Edison Co of New York, Inc 6.150 11/15/52 1,102,754
300,000 Consolidated Edison Co of New York, Inc 5.900 11/15/53 320,178
850,000 Consolidated Edison Co of New York, Inc 4.625 12/01/54 743,110
200,000 Consolidated Edison Co of New York, Inc 4.300 12/01/56 164,423
1,300,000 Consolidated Edison Co of New York, Inc 4.000 11/15/57 1,028,435
400,000 Consolidated Edison Co of New York, Inc 4.500 05/15/58 340,036
1,000,000 Consolidated Edison Co of New York, Inc 3.700 11/15/59 734,814
1,000,000 Consolidated Edison Co of New York, Inc 3.000 12/01/60 622,598
1,000,000 Consolidated Edison Co of New York, Inc 3.600 06/15/61 728,754
1,500,000 Constellation Energy Generation LLC 3.250 06/01/25 1,465,825
750,000 Constellation Energy Generation LLC 5.600 03/01/28 763,967
750,000 Constellation Energy Generation LLC 5.800 03/01/33 773,069
1,000,000 Constellation Energy Generation LLC 6.125 01/15/34 1,055,899
900,000 Constellation Energy Generation LLC 6.250 10/01/39 947,539
625,000 Constellation Energy Generation LLC 5.600 06/15/42 617,316
1,000,000 Constellation Energy Generation LLC 6.500 10/01/53 1,099,939
1,000,000 Constellation Energy Generation LLC 5.750 03/15/54 1,001,678
500,000 Consumers Energy Co 4.650 03/01/28 496,945
250,000 Consumers Energy Co 3.800 11/15/28 239,700
1,000,000 Consumers Energy Co 4.900 02/15/29 1,003,204
300,000 Consumers Energy Co 4.600 05/30/29 296,511
275,000 Consumers Energy Co 3.600 08/15/32 249,213
500,000 Consumers Energy Co 4.625 05/15/33 486,692
600,000 Consumers Energy Co 3.950 07/15/47 499,178
600,000 Consumers Energy Co 4.050 05/15/48 503,413
350,000 Consumers Energy Co 4.350 04/15/49 305,671
500,000 Consumers Energy Co 3.750 02/15/50 396,960
500,000 Consumers Energy Co 3.100 08/15/50 352,395
150,000 Consumers Energy Co 3.500 08/01/51 113,056
287,000 Consumers Energy Co 2.650 08/15/52 181,377
500,000 Consumers Energy Co 4.200 09/01/52 421,416
291,000 Consumers Energy Co 2.500 05/01/60 167,754
300,000 Dayton Power & Light Co 3.950 06/15/49 225,678
200,000 Delmarva Power & Light Co 4.150 05/15/45 163,573
925,000 Dominion Energy South Carolina, Inc 2.300 12/01/31 765,923

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 50,000 Dominion Energy South Carolina, Inc 5.300% 05/15/33 $ 50,491
125,000 Dominion Energy South Carolina, Inc 5.450 02/01/41 124,340
800,000 Dominion Energy South Carolina, Inc 4.600 06/15/43 717,926
750,000 Dominion Energy South Carolina, Inc 6.250 10/15/53 839,571
1,750,000 Dominion Energy, Inc 3.900 10/01/25 1,711,443
1,000,000 Dominion Energy, Inc 1.450 04/15/26 926,194
775,000 Dominion Energy, Inc 3.600 03/15/27 744,514
500,000 Dominion Energy, Inc 4.250 06/01/28 484,361
303,000 Dominion Energy, Inc 3.375 04/01/30 275,364
500,000 Dominion Energy, Inc 2.250 08/15/31 409,155
500,000 Dominion Energy, Inc 4.350 08/15/32 471,422
1,000,000 Dominion Energy, Inc 5.375 11/15/32 1,005,681
475,000 Dominion Energy, Inc 3.300 04/15/41 355,995
200,000 Dominion Energy, Inc 4.700 12/01/44 173,830
500,000 Dominion Energy, Inc 4.600 03/15/49 428,746
500,000 Dominion Energy, Inc 4.850 08/15/52 447,008
500,000 DTE Electric Co 1.900 04/01/28 448,315
1,500,000 DTE Electric Co 3.000 03/01/32 1,304,634
1,000,000 DTE Electric Co 5.200 04/01/33 1,013,348
1,000,000 DTE Electric Co 5.200 03/01/34 1,004,570
200,000 DTE Electric Co 4.000 04/01/43 167,344
100,000 DTE Electric Co 3.700 06/01/46 77,943
500,000 DTE Electric Co 3.750 08/15/47 391,035
1,000,000 DTE Electric Co 4.050 05/15/48 820,061
525,000 DTE Electric Co 3.950 03/01/49 425,666
1,000,000 DTE Electric Co 2.950 03/01/50 672,534
400,000 DTE Electric Co 3.250 04/01/51 279,944
450,000 DTE Electric Co 3.650 03/01/52 340,599
1,000,000 DTE Electric Securitization Funding II LLC 5.970 03/01/32 1,035,853
1,000,000 DTE Electric Securitization Funding II LLC 6.090 09/01/37 1,086,103
1,000,000 DTE Energy Co 1.050 06/01/25 949,496
1,000,000 DTE Energy Co 5.100 03/01/29 995,967
327,000 DTE Energy Co 3.400 06/15/29 299,846
500,000 DTE Energy Co 2.950 03/01/30 441,018
200,000 Duke Energy Carolinas LLC 2.950 12/01/26 190,640
500,000 Duke Energy Carolinas LLC 3.950 11/15/28 483,360
500,000 Duke Energy Carolinas LLC 2.450 08/15/29 442,288
1,500,000 Duke Energy Carolinas LLC 2.550 04/15/31 1,295,080
375,000 Duke Energy Carolinas LLC 2.850 03/15/32 321,633
1,300,000 Duke Energy Carolinas LLC 4.950 01/15/33 1,292,833
1,000,000 Duke Energy Carolinas LLC 4.850 01/15/34 983,035
125,000 Duke Energy Carolinas LLC 5.300 02/15/40 123,527
300,000 Duke Energy Carolinas LLC 3.750 06/01/45 233,775
200,000 Duke Energy Carolinas LLC 3.875 03/15/46 158,053
1,750,000 Duke Energy Carolinas LLC 3.700 12/01/47 1,327,004
1,500,000 Duke Energy Carolinas LLC 3.950 03/15/48 1,195,842
1,000,000 Duke Energy Carolinas LLC 3.200 08/15/49 697,922
1,500,000 Duke Energy Carolinas LLC 3.450 04/15/51 1,086,616
1,000,000 Duke Energy Carolinas LLC 5.350 01/15/53 985,855
1,500,000 Duke Energy Carolinas LLC 5.400 01/15/54 1,492,772
2,700,000 Duke Energy Corp 2.650 09/01/26 2,549,453
350,000 Duke Energy Corp 3.150 08/15/27 329,375
1,000,000 Duke Energy Corp 5.000 12/08/27 998,749
1,000,000 Duke Energy Corp 4.300 03/15/28 976,965
1,000,000 Duke Energy Corp 4.850 01/05/29 990,564
1,000,000 Duke Energy Corp 2.450 06/01/30 861,224
1,000,000 Duke Energy Corp 2.550 06/15/31 842,016
1,000,000 Duke Energy Corp 5.750 09/15/33 1,027,250
1,000,000 Duke Energy Corp 3.300 06/15/41 744,824
300,000 Duke Energy Corp 4.800 12/15/45 266,372
1,975,000 Duke Energy Corp 3.750 09/01/46 1,491,148

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 500,000 Duke Energy Corp 4.200% 06/15/49 $ 398,649
1,000,000 Duke Energy Corp 3.500 06/15/51 702,042
500,000 Duke Energy Corp 5.000 08/15/52 452,584
1,000,000 Duke Energy Corp 6.100 09/15/53 1,056,781
750,000 Duke Energy Corp 3.250 01/15/82 666,477
1,200,000 Duke Energy Florida LLC 3.200 01/15/27 1,145,359
1,000,000 Duke Energy Florida LLC 2.400 12/15/31 838,794
375,000 Duke Energy Florida LLC 6.400 06/15/38 409,994
500,000 Duke Energy Florida LLC 3.400 10/01/46 366,385
300,000 Duke Energy Florida LLC 4.200 07/15/48 248,534
1,000,000 Duke Energy Florida LLC 3.000 12/15/51 656,133
1,000,000 Duke Energy Florida LLC 5.950 11/15/52 1,062,087
1,000,000 Duke Energy Indiana LLC 5.250 03/01/34 1,008,006
300,000 Duke Energy Indiana LLC 3.750 05/15/46 235,342
500,000 Duke Energy Indiana LLC 3.250 10/01/49 351,706
275,000 Duke Energy Indiana LLC 2.750 04/01/50 174,270
500,000 Duke Energy Indiana LLC 5.400 04/01/53 490,686
200,000 Duke Energy Ohio, Inc 3.650 02/01/29 189,964
25,000 Duke Energy Ohio, Inc 2.125 06/01/30 21,148
750,000 Duke Energy Ohio, Inc 5.250 04/01/33 758,227
200,000 Duke Energy Ohio, Inc 3.700 06/15/46 154,017
200,000 Duke Energy Ohio, Inc 4.300 02/01/49 166,657
500,000 Duke Energy Ohio, Inc 5.650 04/01/53 507,044
1,000,000 Duke Energy Ohio, Inc 5.550 03/15/54 997,397
300,000 Duke Energy Progress LLC 3.250 08/15/25 292,526
300,000 Duke Energy Progress LLC 3.700 09/01/28 287,018
5,357,000 Duke Energy Progress LLC 3.450 03/15/29 5,039,776
1,500,000 Duke Energy Progress LLC 2.000 08/15/31 1,223,905
750,000 Duke Energy Progress LLC 5.250 03/15/33 758,301
1,000,000 Duke Energy Progress LLC 5.100 03/15/34 999,434
400,000 Duke Energy Progress LLC 4.375 03/30/44 343,203
500,000 Duke Energy Progress LLC 4.150 12/01/44 414,693
300,000 Duke Energy Progress LLC 4.200 08/15/45 249,865
500,000 Duke Energy Progress LLC 3.700 10/15/46 384,026
200,000 Duke Energy Progress LLC 3.600 09/15/47 149,202
600,000 Duke Energy Progress LLC 2.500 08/15/50 360,654
500,000 Duke Energy Progress LLC 2.900 08/15/51 323,891
750,000 Duke Energy Progress LLC 5.350 03/15/53 731,601
750,000 Edison International 5.750 06/15/27 759,885
300,000 Edison International 4.125 03/15/28 287,835
1,000,000 Edison International 5.250 11/15/28 996,480
500,000 Edison International 6.950 11/15/29 535,666
200,000 El Paso Electric Co 5.000 12/01/44 171,182
1,075,000 Emera US Finance LP 3.550 06/15/26 1,031,920
2,000,000 Emera US Finance LP 2.639 06/15/31 1,631,687
625,000 Emera US Finance LP 4.750 06/15/46 513,563
400,000 Enel Americas S.A. 4.000 10/25/26 384,234
675,000 Enel Chile S.A. 4.875 06/12/28 658,298
50,000 Enel Generacion Chile S.A. 4.250 04/15/24 49,875
600,000 Entergy Arkansas LLC 3.500 04/01/26 582,688
1,000,000 Entergy Arkansas LLC 5.150 01/15/33 1,002,639
500,000 Entergy Arkansas LLC 5.300 09/15/33 504,544
200,000 Entergy Arkansas LLC 4.200 04/01/49 165,080
425,000 Entergy Arkansas LLC 2.650 06/15/51 258,563
750,000 Entergy Arkansas LLC 3.350 06/15/52 520,695
1,000,000 Entergy Corp 0.900 09/15/25 937,342
1,300,000 Entergy Corp 2.950 09/01/26 1,234,897
1,000,000 Entergy Corp 1.900 06/15/28 882,471
175,000 Entergy Corp 2.800 06/15/30 152,919
625,000 Entergy Corp 2.400 06/15/31 518,201
500,000 Entergy Corp 3.750 06/15/50 366,435

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 200,000 Entergy Louisiana LLC 2.400% 10/01/26 $ 187,560
200,000 Entergy Louisiana LLC 3.120 09/01/27 188,619
1,000,000 Entergy Louisiana LLC 1.600 12/15/30 797,286
1,000,000 Entergy Louisiana LLC 2.350 06/15/32 816,445
500,000 Entergy Louisiana LLC 4.000 03/15/33 459,460
1,000,000 Entergy Louisiana LLC 5.350 03/15/34 1,003,737
500,000 Entergy Louisiana LLC 3.100 06/15/41 372,869
300,000 Entergy Louisiana LLC 4.200 09/01/48 243,985
300,000 Entergy Louisiana LLC 4.200 04/01/50 246,971
500,000 Entergy Louisiana LLC 4.750 09/15/52 445,506
1,000,000 Entergy Louisiana LLC 5.700 03/15/54 1,017,046
800,000 Entergy Mississippi LLC 3.850 06/01/49 619,851
475,000 Entergy Mississippi LLC 3.500 06/01/51 344,008
1,000,000 Entergy Texas, Inc 4.000 03/30/29 958,259
575,000 Entergy Texas, Inc 1.750 03/15/31 463,395
200,000 Entergy Texas, Inc 4.500 03/30/39 180,761
700,000 Entergy Texas, Inc 3.550 09/30/49 509,143
1,000,000 Entergy Texas, Inc 5.800 09/01/53 1,032,356
775,000 Enterprise Products Operating LLC 3.700 01/31/51 598,768
125,000 Essential Utilities, Inc 3.566 05/01/29 116,873
225,000 Essential Utilities, Inc 2.704 04/15/30 194,302
1,000,000 Essential Utilities, Inc 2.400 05/01/31 828,323
1,000,000 Essential Utilities, Inc 5.375 01/15/34 995,007
200,000 Essential Utilities, Inc 4.276 05/01/49 163,067
300,000 Essential Utilities, Inc 3.351 04/15/50 209,913
500,000 Essential Utilities, Inc 5.300 05/01/52 467,783
100,000 Evergy Kansas Central, Inc 2.550 07/01/26 94,766
1,000,000 Evergy Kansas Central, Inc 5.900 11/15/33 1,049,004
500,000 Evergy Kansas Central, Inc 4.125 03/01/42 422,250
175,000 Evergy Kansas Central, Inc 4.100 04/01/43 144,776
375,000 Evergy Kansas Central, Inc 3.250 09/01/49 258,600
425,000 Evergy Kansas Central, Inc 3.450 04/15/50 302,435
1,000,000 Evergy Kansas Central, Inc 5.700 03/15/53 1,010,600
200,000 Evergy Metro, Inc 3.650 08/15/25 195,359
150,000 Evergy Metro, Inc 2.250 06/01/30 127,828
100,000 Evergy Metro, Inc 5.300 10/01/41 96,604
650,000 Evergy Metro, Inc 4.200 06/15/47 526,574
100,000 Evergy Metro, Inc 4.200 03/15/48 82,099
300,000 Evergy Metro, Inc 4.125 04/01/49 239,666
750,000 Evergy, Inc 2.900 09/15/29 669,909
100,000 Eversource Energy 0.800 08/15/25 93,625
1,000,000 Eversource Energy 1.400 08/15/26 911,139
200,000 Eversource Energy 3.300 01/15/28 186,924
1,000,000 Eversource Energy 5.450 03/01/28 1,012,346
300,000 Eversource Energy 4.250 04/01/29 287,497
100,000 Eversource Energy 1.650 08/15/30 80,395
1,000,000 Eversource Energy 2.550 03/15/31 835,681
1,000,000 Eversource Energy 3.375 03/01/32 870,108
500,000 Eversource Energy 5.500 01/01/34 500,055
1,100,000 Eversource Energy 3.450 01/15/50 768,924
425,000 Exelon Corp 3.400 04/15/26 410,847
1,500,000 Exelon Corp 2.750 03/15/27 1,404,231
1,000,000 Exelon Corp 5.150 03/15/28 1,002,446
1,000,000 Exelon Corp 3.350 03/15/32 884,349
750,000 Exelon Corp 5.300 03/15/33 752,324
1,000,000 Exelon Corp 5.450 03/15/34 1,006,726
500,000 Exelon Corp 4.950 06/15/35 471,445
975,000 Exelon Corp 4.450 04/15/46 832,201
100,000 Exelon Corp 4.700 04/15/50 87,581
500,000 Exelon Corp 4.100 03/15/52 397,751
1,000,000 Exelon Corp 5.600 03/15/53 998,136

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 907,000 Florida Power & Light Co 3.125% 12/01/25 $ 880,695
750,000 Florida Power & Light Co 5.050 04/01/28 758,203
750,000 Florida Power & Light Co 4.400 05/15/28 741,899
425,000 Florida Power & Light Co 4.625 05/15/30 421,973
1,000,000 Florida Power & Light Co 2.450 02/03/32 841,693
750,000 Florida Power & Light Co 5.100 04/01/33 755,024
150,000 Florida Power & Light Co 4.800 05/15/33 147,731
100,000 Florida Power & Light Co 4.125 02/01/42 86,562
200,000 Florida Power & Light Co 4.050 06/01/42 173,512
450,000 Florida Power & Light Co 3.800 12/15/42 370,644
400,000 Florida Power & Light Co 4.050 10/01/44 341,946
500,000 Florida Power & Light Co 3.700 12/01/47 394,080
1,675,000 Florida Power & Light Co 3.950 03/01/48 1,373,035
500,000 Florida Power & Light Co 4.125 06/01/48 422,921
1,100,000 Florida Power & Light Co 3.990 03/01/49 904,874
400,000 Florida Power & Light Co 3.150 10/01/49 281,566
500,000 Florida Power & Light Co 2.875 12/04/51 328,611
750,000 Florida Power & Light Co 5.300 04/01/53 751,453
768,000 Fortis, Inc 3.055 10/04/26 727,181
100,000 Georgia Power Co 3.250 04/01/26 96,301
700,000 Georgia Power Co 3.250 03/30/27 666,982
1,000,000 Georgia Power Co 4.650 05/16/28 990,012
700,000 Georgia Power Co 2.650 09/15/29 623,897
1,500,000 Georgia Power Co 4.950 05/17/33 1,478,961
1,500,000 Georgia Power Co 5.250 03/15/34 1,515,146
625,000 Georgia Power Co 4.300 03/15/42 544,494
700,000 Georgia Power Co 4.300 03/15/43 599,507
2,500,000 Georgia Power Co 3.250 03/15/51 1,754,579
200,000 Gulf Power Co 3.300 05/30/27 189,877
250,000 Iberdrola International BV 5.810 03/15/25 250,154
400,000 Iberdrola International BV 6.750 07/15/36 453,205
425,000 Idaho Power Co 5.500 03/15/53 421,571
1,000,000 Idaho Power Co 5.800 04/01/54 1,024,211
500,000 Indiana Michigan Power Co 3.850 05/15/28 479,329
225,000 Indiana Michigan Power Co 4.550 03/15/46 191,469
100,000 Indiana Michigan Power Co 3.750 07/01/47 75,347
300,000 Indiana Michigan Power Co 4.250 08/15/48 245,079
675,000 Indiana Michigan Power Co 3.250 05/01/51 456,999
500,000 Indiana Michigan Power Co 5.625 04/01/53 505,097
725,000 Interstate Power and Light Co 4.100 09/26/28 695,970
325,000 Interstate Power and Light Co 3.600 04/01/29 304,450
125,000 Interstate Power and Light Co 2.300 06/01/30 106,353
1,000,000 Interstate Power and Light Co 5.700 10/15/33 1,024,451
100,000 Interstate Power and Light Co 6.250 07/15/39 104,499
100,000 Interstate Power and Light Co 3.700 09/15/46 75,399
300,000 Interstate Power and Light Co 3.500 09/30/49 216,504
1,000,000 Interstate Power and Light Co 3.100 11/30/51 656,379
1,000,000 IPALCO Enterprises, Inc 3.700 09/01/24 999,670
100,000 IPALCO Enterprises, Inc 4.250 05/01/30 93,041
500,000 (f) IPALCO Enterprises, Inc 5.750 04/01/34 498,414
100,000 ITC Holdings Corp 3.250 06/30/26 95,735
900,000 ITC Holdings Corp 3.350 11/15/27 850,336
1,000,000 Kentucky Utilities Co 5.450 04/15/33 1,021,328
300,000 Kentucky Utilities Co 4.375 10/01/45 257,916
400,000 Kentucky Utilities Co 3.300 06/01/50 280,282
1,000,000 Louisville Gas and Electric Co 5.450 04/15/33 1,019,818
300,000 Louisville Gas and Electric Co 4.250 04/01/49 251,449
1,500,000 MidAmerican Energy Co 3.100 05/01/27 1,425,212
575,000 MidAmerican Energy Co 3.650 04/15/29 546,875
425,000 MidAmerican Energy Co 5.350 01/15/34 437,352
200,000 MidAmerican Energy Co 4.800 09/15/43 188,085

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 200,000 MidAmerican Energy Co 4.400% 10/15/44 $ 174,092
200,000 MidAmerican Energy Co 4.250 05/01/46 169,610
500,000 MidAmerican Energy Co 3.950 08/01/47 401,613
1,000,000 MidAmerican Energy Co 3.650 08/01/48 766,252
300,000 MidAmerican Energy Co 4.250 07/15/49 255,262
300,000 MidAmerican Energy Co 3.150 04/15/50 209,107
1,000,000 MidAmerican Energy Co 2.700 08/01/52 622,631
400,000 MidAmerican Energy Co 5.850 09/15/54 426,789
250,000 MidAmerican Energy Co 5.300 02/01/55 247,300
500,000 Mississippi Power Co 3.950 03/30/28 481,146
750,000 Mississippi Power Co 4.250 03/15/42 638,435
1,000,000 Mississippi Power Co 3.100 07/30/51 662,218
300,000 National Fuel Gas Co 5.200 07/15/25 298,404
300,000 National Fuel Gas Co 5.500 01/15/26 299,536
200,000 National Fuel Gas Co 3.950 09/15/27 190,781
200,000 National Fuel Gas Co 4.750 09/01/28 194,470
1,100,000 National Fuel Gas Co 2.950 03/01/31 925,002
1,000,000 National Grid plc 5.602 06/12/28 1,018,646
1,000,000 National Grid plc 5.809 06/12/33 1,021,587
1,000,000 National Grid plc 5.418 01/11/34 992,956
250,000 National Grid USA 5.803 04/01/35 249,346
1,000,000 Nevada Power Co 3.700 05/01/29 951,825
500,000 Nevada Power Co 2.400 05/01/30 430,814
500,000 Nevada Power Co 3.125 08/01/50 334,155
500,000 Nevada Power Co 5.900 05/01/53 520,862
1,000,000 Nevada Power Co 6.000 03/15/54 1,055,220
1,250,000 NextEra Energy Capital Holdings, Inc 4.450 06/20/25 1,234,781
2,000,000 NextEra Energy Capital Holdings, Inc 5.749 09/01/25 2,008,581
1,125,000 NextEra Energy Capital Holdings, Inc 3.550 05/01/27 1,073,182
1,250,000 NextEra Energy Capital Holdings, Inc 4.625 07/15/27 1,232,571
1,000,000 NextEra Energy Capital Holdings, Inc 4.900 02/28/28 996,861
2,500,000 NextEra Energy Capital Holdings, Inc 1.900 06/15/28 2,214,291
2,000,000 NextEra Energy Capital Holdings, Inc 4.900 03/15/29 1,991,616
300,000 NextEra Energy Capital Holdings, Inc 3.500 04/01/29 279,515
450,000 NextEra Energy Capital Holdings, Inc 2.750 11/01/29 401,853
1,500,000 NextEra Energy Capital Holdings, Inc 5.000 02/28/30 1,505,148
2,980,000 NextEra Energy Capital Holdings, Inc 2.250 06/01/30 2,537,379
1,000,000 NextEra Energy Capital Holdings, Inc 2.440 01/15/32 826,415
450,000 NextEra Energy Capital Holdings, Inc 5.000 07/15/32 447,448
1,500,000 NextEra Energy Capital Holdings, Inc 5.050 02/28/33 1,486,134
1,625,000 NextEra Energy Capital Holdings, Inc 5.250 03/15/34 1,621,406
1,000,000 NextEra Energy Capital Holdings, Inc 3.000 01/15/52 646,006
1,000,000 NextEra Energy Capital Holdings, Inc 5.250 02/28/53 952,309
1,500,000 NextEra Energy Capital Holdings, Inc 6.700 09/01/54 1,507,485
1,700,000 NextEra Energy Capital Holdings, Inc 5.650 05/01/79 1,625,927
1,000,000 NextEra Energy Capital Holdings, Inc 3.800 03/15/82 907,232
500,000 NiSource, Inc 0.950 08/15/25 470,528
1,000,000 NiSource, Inc 3.490 05/15/27 953,829
1,500,000 NiSource, Inc 5.250 03/30/28 1,510,312
750,000 NiSource, Inc 2.950 09/01/29 677,346
200,000 NiSource, Inc 3.600 05/01/30 184,209
800,000 NiSource, Inc 1.700 02/15/31 638,979
1,000,000 NiSource, Inc 5.400 06/30/33 1,008,044
1,000,000 NiSource, Inc 5.350 04/01/34 994,583
77,000 NiSource, Inc 5.950 06/15/41 79,349
700,000 NiSource, Inc 5.250 02/15/43 661,788
450,000 NiSource, Inc 4.800 02/15/44 402,544
815,000 NiSource, Inc 5.650 02/01/45 807,399
350,000 NiSource, Inc 4.375 05/15/47 293,252
500,000 NiSource, Inc 3.950 03/30/48 391,292
200,000 NiSource, Inc 5.000 06/15/52 184,882

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 600,000 Northern States Power Co 2.250% 04/01/31 $ 503,635
425,000 Northern States Power Co 5.350 11/01/39 424,053
175,000 Northern States Power Co 3.600 05/15/46 133,567
1,950,000 Northern States Power Co 3.600 09/15/47 1,475,283
325,000 Northern States Power Co 2.900 03/01/50 216,347
750,000 Northern States Power Co 2.600 06/01/51 461,980
1,000,000 Northern States Power Co 3.200 04/01/52 689,798
400,000 Northern States Power Co 4.500 06/01/52 351,325
500,000 Northern States Power Co 5.100 05/15/53 481,700
1,000,000 Northern States Power Co 5.400 03/15/54 1,007,021
200,000 NorthWestern Corp 4.176 11/15/44 163,933
300,000 NSTAR Electric Co 3.200 05/15/27 286,452
1,000,000 NSTAR Electric Co 1.950 08/15/31 808,386
1,100,000 NSTAR Electric Co 3.100 06/01/51 747,043
350,000 NSTAR Electric Co 4.550 06/01/52 305,964
500,000 Oglethorpe Power Corp 4.500 04/01/47 415,955
500,000 Oglethorpe Power Corp 5.050 10/01/48 449,699
750,000 Oglethorpe Power Corp 3.750 08/01/50 541,866
500,000 Oglethorpe Power Corp 5.250 09/01/50 465,767
500,000 (f) Oglethorpe Power Corp 6.200 12/01/53 525,508
2,000,000 Ohio Power Co 1.625 01/15/31 1,595,419
500,000 Ohio Power Co 4.150 04/01/48 403,305
1,500,000 Ohio Power Co 4.000 06/01/49 1,189,297
1,000,000 Ohio Power Co 2.900 10/01/51 642,051
200,000 Oklahoma Gas and Electric Co 3.800 08/15/28 192,142
500,000 Oklahoma Gas and Electric Co 3.300 03/15/30 455,498
100,000 Oklahoma Gas and Electric Co 3.250 04/01/30 90,824
500,000 Oklahoma Gas and Electric Co 5.400 01/15/33 510,027
200,000 Oklahoma Gas and Electric Co 4.150 04/01/47 162,154
200,000 Oklahoma Gas and Electric Co 3.850 08/15/47 154,160
1,000,000 Oklahoma Gas and Electric Co 5.600 04/01/53 1,000,141
400,000 Oncor Electric Delivery Co LLC 2.950 04/01/25 390,830
1,000,000 Oncor Electric Delivery Co LLC 0.550 10/01/25 936,288
750,000 Oncor Electric Delivery Co LLC 3.700 11/15/28 710,714
1,500,000 Oncor Electric Delivery Co LLC 5.750 03/15/29 1,551,003
425,000 Oncor Electric Delivery Co LLC 4.150 06/01/32 399,432
500,000 Oncor Electric Delivery Co LLC 4.550 09/15/32 483,021
1,000,000 Oncor Electric Delivery Co LLC 5.650 11/15/33 1,040,232
100,000 Oncor Electric Delivery Co LLC 5.250 09/30/40 99,021
550,000 Oncor Electric Delivery Co LLC 4.550 12/01/41 503,714
56,000 Oncor Electric Delivery Co LLC 5.300 06/01/42 55,856
300,000 Oncor Electric Delivery Co LLC 3.750 04/01/45 239,016
400,000 Oncor Electric Delivery Co LLC 3.800 09/30/47 310,547
200,000 Oncor Electric Delivery Co LLC 4.100 11/15/48 164,182
500,000 Oncor Electric Delivery Co LLC 3.800 06/01/49 394,806
500,000 Oncor Electric Delivery Co LLC 3.100 09/15/49 346,864
200,000 Oncor Electric Delivery Co LLC 3.700 05/15/50 153,416
550,000 Oncor Electric Delivery Co LLC 2.700 11/15/51 345,491
2,000,000 Oncor Electric Delivery Co LLC 4.950 09/15/52 1,880,332
164,000 Oncor Electric Delivery Co LLC 5.350 10/01/52 162,607
500,000 ONE Gas, Inc 5.100 04/01/29 503,260
100,000 ONE Gas, Inc 2.000 05/15/30 84,864
500,000 (a) ONE Gas, Inc 4.250 09/01/32 478,134
100,000 ONE Gas, Inc 4.658 02/01/44 90,785
500,000 ONE Gas, Inc 4.500 11/01/48 437,269
5,000,000 Pacific Gas and Electric Co 3.150 01/01/26 4,806,842
500,000 Pacific Gas and Electric Co 5.450 06/15/27 501,437
3,000,000 Pacific Gas and Electric Co 2.100 08/01/27 2,701,104
1,500,000 Pacific Gas and Electric Co 3.000 06/15/28 1,370,101
500,000 Pacific Gas and Electric Co 6.100 01/15/29 515,238
1,000,000 (a) Pacific Gas and Electric Co 4.200 03/01/29 948,999

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 500,000 Pacific Gas and Electric Co 5.550% 05/15/29 $ 504,366
3,000,000 Pacific Gas and Electric Co 4.550 07/01/30 2,851,566
3,000,000 Pacific Gas and Electric Co 2.500 02/01/31 2,494,736
2,000,000 Pacific Gas and Electric Co 3.250 06/01/31 1,736,568
1,000,000 Pacific Gas and Electric Co 4.400 03/01/32 921,237
500,000 Pacific Gas and Electric Co 5.900 06/15/32 508,538
500,000 Pacific Gas and Electric Co 6.150 01/15/33 515,370
1,500,000 Pacific Gas and Electric Co 6.400 06/15/33 1,579,409
1,000,000 Pacific Gas and Electric Co 6.950 03/15/34 1,094,763
1,500,000 Pacific Gas and Electric Co 5.800 05/15/34 1,513,888
750,000 Pacific Gas and Electric Co 4.500 07/01/40 640,423
1,000,000 Pacific Gas and Electric Co 3.300 08/01/40 732,130
1,500,000 Pacific Gas and Electric Co 4.200 06/01/41 1,207,478
1,200,000 Pacific Gas and Electric Co 4.950 07/01/50 1,032,230
2,300,000 Pacific Gas and Electric Co 3.500 08/01/50 1,571,490
1,000,000 Pacific Gas and Electric Co 5.250 03/01/52 892,331
2,000,000 Pacific Gas and Electric Co 6.750 01/15/53 2,178,531
400,000 Pacific Gas and Electric Co 6.700 04/01/53 432,938
500,000 PacifiCorp 3.500 06/15/29 465,685
500,000 PacifiCorp 2.700 09/15/30 432,734
1,000,000 PacifiCorp 5.300 02/15/31 1,002,867
1,000,000 PacifiCorp 5.450 02/15/34 1,003,218
850,000 PacifiCorp 6.000 01/15/39 882,344
300,000 PacifiCorp 4.125 01/15/49 235,537
1,300,000 PacifiCorp 4.150 02/15/50 1,022,096
250,000 PacifiCorp 3.300 03/15/51 166,782
2,000,000 PacifiCorp 2.900 06/15/52 1,225,895
750,000 PacifiCorp 5.350 12/01/53 697,728
775,000 PacifiCorp 5.500 05/15/54 745,622
1,000,000 PacifiCorp 5.800 01/15/55 985,865
200,000 PECO Energy Co 3.150 10/15/25 194,652
1,000,000 PECO Energy Co 4.900 06/15/33 1,000,250
200,000 PECO Energy Co 4.150 10/01/44 169,598
200,000 PECO Energy Co 3.700 09/15/47 156,889
1,200,000 PECO Energy Co 3.900 03/01/48 972,611
125,000 PECO Energy Co 3.000 09/15/49 85,404
100,000 PECO Energy Co 2.800 06/15/50 65,396
475,000 PECO Energy Co 3.050 03/15/51 323,633
1,000,000 PECO Energy Co 2.850 09/15/51 645,557
500,000 PECO Energy Co 4.600 05/15/52 450,416
500,000 PECO Energy Co 4.375 08/15/52 434,084
500,000 PG&E Recovery Funding LLC 5.256 01/15/38 505,328
500,000 PG&E Recovery Funding LLC 5.536 07/15/47 515,101
411,640 PG&E WILDFIRE RECOVERY 3.594 06/01/30 394,658
250,000 PG&E WILDFIRE RECOVERY 4.263 06/01/36 236,144
250,000 PG&E WILDFIRE RECOVERY 4.377 06/01/39 233,662
1,000,000 PG&E WILDFIRE RECOVERY 4.451 12/01/47 899,797
1,000,000 PG&E WILDFIRE RECOVERY 4.674 12/01/51 926,593
444,661 PG&E Wildfire Recovery Funding LLC 4.022 06/01/31 429,632
500,000 PG&E Wildfire Recovery Funding LLC 4.722 06/01/37 486,877
500,000 PG&E Wildfire Recovery Funding LLC 5.081 06/01/41 496,972
750,000 PG&E Wildfire Recovery Funding LLC 5.212 12/01/47 745,271
750,000 PG&E Wildfire Recovery Funding LLC 5.099 06/01/52 741,952
1,000,000 Piedmont Natural Gas Co, Inc 2.500 03/15/31 843,377
500,000 Piedmont Natural Gas Co, Inc 5.400 06/15/33 504,210
200,000 Piedmont Natural Gas Co, Inc 4.650 08/01/43 176,385
1,600,000 Piedmont Natural Gas Co, Inc 3.350 06/01/50 1,080,842
1,000,000 Piedmont Natural Gas Co, Inc 5.050 05/15/52 912,552
1,000,000 Pinnacle West Capital Corp 1.300 06/15/25 947,963
500,000 Potomac Electric Power Co 5.200 03/15/34 505,094
900,000 Potomac Electric Power Co 4.150 03/15/43 768,778

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 250,000 Potomac Electric Power Co 5.500% 03/15/54 $ 253,652
950,000 PPL Capital Funding, Inc 3.100 05/15/26 908,602
1,500,000 PPL Electric Utilities Corp 5.000 05/15/33 1,495,713
150,000 PPL Electric Utilities Corp 4.850 02/15/34 147,501
200,000 PPL Electric Utilities Corp 4.125 06/15/44 170,307
275,000 PPL Electric Utilities Corp 4.150 10/01/45 231,772
500,000 PPL Electric Utilities Corp 3.950 06/01/47 405,446
200,000 PPL Electric Utilities Corp 4.150 06/15/48 170,137
525,000 PPL Electric Utilities Corp 3.000 10/01/49 363,762
1,000,000 PPL Electric Utilities Corp 5.250 05/15/53 988,535
250,000 Public Service Co of Colorado 3.700 06/15/28 239,069
1,000,000 Public Service Co of Colorado 1.900 01/15/31 819,456
1,050,000 Public Service Co of Colorado 1.875 06/15/31 848,972
275,000 Public Service Co of Colorado 4.100 06/01/32 256,123
200,000 Public Service Co of Colorado 3.800 06/15/47 153,400
100,000 Public Service Co of Colorado 4.100 06/15/48 79,025
300,000 Public Service Co of Colorado 4.050 09/15/49 234,541
400,000 Public Service Co of Colorado 3.200 03/01/50 270,867
350,000 Public Service Co of Colorado 2.700 01/15/51 211,425
1,000,000 Public Service Co of Colorado 5.250 04/01/53 949,420
1,200,000 Public Service Co of New Hampshire 2.200 06/15/31 999,138
1,500,000 (e) Public Service Co of New Hampshire 5.350 10/01/33 1,529,646
100,000 Public Service Co of New Hampshire 3.600 07/01/49 76,786
500,000 Public Service Co of New Hampshire 5.150 01/15/53 488,944
500,000 Public Service Co of Oklahoma 2.200 08/15/31 408,636
1,000,000 Public Service Co of Oklahoma 5.250 01/15/33 993,233
500,000 Public Service Co of Oklahoma 3.150 08/15/51 334,761
1,000,000 Public Service Electric and Gas Co 0.950 03/15/26 926,687
300,000 Public Service Electric and Gas Co 2.250 09/15/26 281,455
450,000 Public Service Electric and Gas Co 3.000 05/15/27 425,374
250,000 Public Service Electric and Gas Co 3.700 05/01/28 240,048
500,000 Public Service Electric and Gas Co 2.450 01/15/30 437,291
1,000,000 Public Service Electric and Gas Co 1.900 08/15/31 814,457
225,000 Public Service Electric and Gas Co 4.900 12/15/32 223,976
500,000 Public Service Electric and Gas Co 4.650 03/15/33 487,341
1,000,000 Public Service Electric and Gas Co 5.200 08/01/33 1,014,761
500,000 Public Service Electric and Gas Co 5.200 03/01/34 505,868
200,000 Public Service Electric and Gas Co 3.800 01/01/43 164,935
600,000 Public Service Electric and Gas Co 3.800 03/01/46 481,047
200,000 Public Service Electric and Gas Co 3.600 12/01/47 155,748
250,000 Public Service Electric and Gas Co 4.050 05/01/48 210,188
500,000 Public Service Electric and Gas Co 3.850 05/01/49 404,766
575,000 Public Service Electric and Gas Co 3.200 08/01/49 411,234
500,000 Public Service Electric and Gas Co 3.150 01/01/50 356,104
175,000 Public Service Electric and Gas Co 2.700 05/01/50 114,661
2,000,000 Public Service Electric and Gas Co 3.000 03/01/51 1,367,928
200,000 Public Service Electric and Gas Co 5.125 03/15/53 196,744
1,500,000 Public Service Electric and Gas Co 5.450 08/01/53 1,540,784
500,000 Public Service Electric and Gas Co 5.450 03/01/54 515,575
400,000 Public Service Enterprise Group, Inc 0.800 08/15/25 375,885
1,000,000 Public Service Enterprise Group, Inc 5.850 11/15/27 1,024,291
400,000 Public Service Enterprise Group, Inc 1.600 08/15/30 322,921
1,000,000 Public Service Enterprise Group, Inc 2.450 11/15/31 826,829
750,000 Public Service Enterprise Group, Inc 6.125 10/15/33 787,294
1,585,000 Puget Energy, Inc 3.650 05/15/25 1,547,709
1,000,000 Puget Energy, Inc 2.379 06/15/28 891,868
1,000,000 Puget Energy, Inc 4.100 06/15/30 912,723
250,000 Puget Sound Energy, Inc 5.757 10/01/39 253,239
200,000 Puget Sound Energy, Inc 4.300 05/20/45 168,475
275,000 Puget Sound Energy, Inc 3.250 09/15/49 188,687
750,000 Puget Sound Energy, Inc 2.893 09/15/51 482,045

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 800,000 San Diego Gas & Electric Co 2.500% 05/15/26 $ 760,241
550,000 San Diego Gas & Electric Co 4.950 08/15/28 552,063
500,000 San Diego Gas & Electric Co 1.700 10/01/30 410,990
300,000 San Diego Gas & Electric Co 3.750 06/01/47 232,945
300,000 San Diego Gas & Electric Co 4.150 05/15/48 250,712
750,000 San Diego Gas & Electric Co 4.100 06/15/49 611,169
675,000 San Diego Gas & Electric Co 2.950 08/15/51 454,521
1,000,000 San Diego Gas & Electric Co 3.700 03/15/52 757,887
1,000,000 San Diego Gas & Electric Co 5.350 04/01/53 984,930
1,000,000 San Diego Gas & Electric Co 5.550 04/15/54 1,014,371
1,525,000 Sempra 3.250 06/15/27 1,437,319
675,000 Sempra 3.400 02/01/28 637,781
1,000,000 Sempra 5.500 08/01/33 1,002,678
825,000 Sempra 3.800 02/01/38 685,873
125,000 Sempra 6.000 10/15/39 127,303
850,000 Sempra 4.000 02/01/48 662,989
1,380,000 Sempra 4.125 04/01/52 1,273,114
500,000 Sempra 6.875 10/01/54 505,219
869,000 Sierra Pacific Power Co 2.600 05/01/26 825,687
500,000 (f) Sierra Pacific Power Co 5.900 03/15/54 517,374
500,000 Southern California Edison Co 3.700 08/01/25 489,035
1,000,000 Southern California Edison Co 1.200 02/01/26 928,646
400,000 Southern California Edison Co 4.875 02/01/27 398,782
500,000 Southern California Edison Co 4.700 06/01/27 494,506
750,000 Southern California Edison Co 5.850 11/01/27 769,928
750,000 Southern California Edison Co 3.650 03/01/28 714,536
1,000,000 Southern California Edison Co 5.300 03/01/28 1,011,130
1,000,000 Southern California Edison Co 5.650 10/01/28 1,028,697
500,000 Southern California Edison Co 4.200 03/01/29 482,011
1,000,000 Southern California Edison Co 5.150 06/01/29 1,004,107
600,000 Southern California Edison Co 2.850 08/01/29 540,312
1,750,000 Southern California Edison Co 2.250 06/01/30 1,487,069
1,500,000 Southern California Edison Co 2.500 06/01/31 1,265,874
500,000 Southern California Edison Co 2.750 02/01/32 423,039
750,000 Southern California Edison Co 5.950 11/01/32 786,485
575,000 Southern California Edison Co 5.200 06/01/34 569,237
185,000 Southern California Edison Co 6.050 03/15/39 192,836
300,000 Southern California Edison Co 4.500 09/01/40 266,498
825,000 Southern California Edison Co 4.650 10/01/43 730,039
450,000 Southern California Edison Co 3.600 02/01/45 336,896
1,937,000 Southern California Edison Co 4.000 04/01/47 1,533,079
1,675,000 Southern California Edison Co 4.125 03/01/48 1,352,054
1,500,000 Southern California Edison Co 2.950 02/01/51 974,118
1,000,000 Southern California Edison Co 3.650 06/01/51 738,197
500,000 Southern California Edison Co 3.450 02/01/52 353,237
1,000,000 Southern California Edison Co 5.700 03/01/53 1,002,136
500,000 Southern California Edison Co 5.875 12/01/53 515,304
1,500,000 Southern California Edison Co 5.750 04/15/54 1,521,424
200,000 Southern California Gas Co 3.200 06/15/25 195,571
200,000 Southern California Gas Co 2.600 06/15/26 189,624
1,000,000 Southern California Gas Co 2.950 04/15/27 943,451
500,000 Southern California Gas Co 2.550 02/01/30 438,312
1,000,000 Southern California Gas Co 5.200 06/01/33 1,001,026
150,000 Southern California Gas Co 3.750 09/15/42 120,160
500,000 Southern California Gas Co 4.125 06/01/48 407,150
300,000 Southern California Gas Co 4.300 01/15/49 248,103
500,000 Southern California Gas Co 3.950 02/15/50 390,078
500,000 Southern California Gas Co 6.350 11/15/52 550,234
1,000,000 Southern California Gas Co 5.750 06/01/53 1,016,670
1,000,000 Southern California Gas Co 5.600 04/01/54 1,000,635
2,000,000 Southern Co 5.113 08/01/27 2,001,085

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,500,000 Southern Co 1.750% 03/15/28 $ 1,324,885
1,000,000 Southern Co 5.500 03/15/29 1,019,007
2,500,000 Southern Co 3.700 04/30/30 2,317,372
1,000,000 Southern Co 5.200 06/15/33 999,223
1,250,000 Southern Co 5.700 03/15/34 1,289,180
400,000 Southern Co 4.250 07/01/36 356,377
800,000 Southern Co 4.400 07/01/46 689,018
1,000,000 Southern Co 4.000 01/15/51 961,362
1,500,000 Southern Co 3.750 09/15/51 1,402,202
400,000 Southern Co Gas Capital Corp 3.250 06/15/26 382,898
500,000 Southern Co Gas Capital Corp 1.750 01/15/31 406,894
1,000,000 Southern Co Gas Capital Corp 5.750 09/15/33 1,035,161
275,000 Southern Co Gas Capital Corp 4.400 06/01/43 230,030
100,000 Southern Co Gas Capital Corp 3.950 10/01/46 77,544
900,000 Southern Co Gas Capital Corp 4.400 05/30/47 748,382
175,000 Southern Co Gas Capital Corp 3.150 09/30/51 114,325
200,000 Southern Power Co 4.150 12/01/25 196,639
950,000 Southern Power Co 0.900 01/15/26 878,799
300,000 Southern Power Co 4.950 12/15/46 266,231
500,000 Southwest Gas Corp 5.800 12/01/27 511,685
500,000 Southwest Gas Corp 5.450 03/23/28 507,127
150,000 Southwest Gas Corp 3.700 04/01/28 143,069
100,000 Southwest Gas Corp 2.200 06/15/30 84,240
500,000 Southwest Gas Corp 4.050 03/15/32 457,910
100,000 Southwest Gas Corp 3.800 09/29/46 74,929
500,000 Southwest Gas Corp 4.150 06/01/49 392,441
1,000,000 Southwest Gas Corp 3.180 08/15/51 653,397
500,000 Southwestern Electric Power Co 2.750 10/01/26 468,710
675,000 Southwestern Electric Power Co 4.100 09/15/28 647,230
500,000 Southwestern Electric Power Co 5.300 04/01/33 493,965
750,000 Southwestern Electric Power Co 3.850 02/01/48 551,542
750,000 Southwestern Electric Power Co 3.250 11/01/51 497,881
600,000 Southwestern Public Service Co 4.500 08/15/41 512,097
300,000 Southwestern Public Service Co 3.400 08/15/46 210,576
225,000 Southwestern Public Service Co 3.700 08/15/47 161,601
200,000 Southwestern Public Service Co 4.400 11/15/48 162,663
750,000 Southwestern Public Service Co 3.750 06/15/49 552,892
650,000 Southwestern Public Service Co 3.150 05/01/50 426,475
500,000 Spire Missouri, Inc 4.800 02/15/33 489,154
1,500,000 Spire Missouri, Inc 3.300 06/01/51 1,043,339
1,000,000 System Energy Resources, Inc 6.000 04/15/28 1,019,949
1,000,000 Tampa Electric Co 4.900 03/01/29 1,000,808
1,000,000 Tampa Electric Co 2.400 03/15/31 837,078
100,000 Tampa Electric Co 4.100 06/15/42 83,627
175,000 Tampa Electric Co 4.350 05/15/44 148,054
200,000 Tampa Electric Co 4.300 06/15/48 167,190
200,000 Tampa Electric Co 4.450 06/15/49 171,287
575,000 Tampa Electric Co 3.625 06/15/50 424,517
925,000 Tampa Electric Co 3.450 03/15/51 657,529
125,000 Tucson Electric Power Co 1.500 08/01/30 100,925
200,000 Tucson Electric Power Co 4.850 12/01/48 178,248
2,000,000 Tucson Electric Power Co 3.250 05/01/51 1,351,810
500,000 Tucson Electric Power Co 5.500 04/15/53 494,313
200,000 Union Electric Co 2.950 06/15/27 188,302
300,000 Union Electric Co 3.500 03/15/29 281,397
500,000 Union Electric Co 2.950 03/15/30 446,576
1,000,000 Union Electric Co 2.150 03/15/32 811,108
1,000,000 (e) Union Electric Co 5.200 04/01/34 1,001,647
100,000 Union Electric Co 8.450 03/15/39 128,870
100,000 Union Electric Co 3.900 09/15/42 82,786
100,000 Union Electric Co 3.650 04/15/45 76,761

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 200,000 Union Electric Co 4.000% 04/01/48 $ 160,346
1,000,000 Union Electric Co 3.250 10/01/49 699,793
675,000 Union Electric Co 2.625 03/15/51 415,218
125,000 Union Electric Co 3.900 04/01/52 98,857
325,000 Union Electric Co 5.450 03/15/53 321,849
1,000,000 Union Electric Co 5.250 01/15/54 960,980
100,000 United Utilities plc 6.875 08/15/28 106,303
900,000 Virginia Electric and Power Co 2.950 11/15/26 855,528
1,750,000 Virginia Electric and Power Co 3.500 03/15/27 1,681,165
500,000 Virginia Electric and Power Co 3.750 05/15/27 482,332
2,000,000 Virginia Electric and Power Co 3.800 04/01/28 1,919,992
1,000,000 Virginia Electric and Power Co 2.875 07/15/29 907,341
1,000,000 Virginia Electric and Power Co 2.300 11/15/31 831,084
1,000,000 Virginia Electric and Power Co 2.400 03/30/32 829,127
750,000 Virginia Electric and Power Co 5.000 04/01/33 739,888
1,000,000 Virginia Electric and Power Co 5.300 08/15/33 1,003,702
500,000 Virginia Electric and Power Co 5.000 01/15/34 490,931
250,000 Virginia Electric and Power Co 4.650 08/15/43 224,666
400,000 Virginia Electric and Power Co 4.450 02/15/44 349,187
200,000 Virginia Electric and Power Co 4.200 05/15/45 167,904
1,100,000 Virginia Electric and Power Co 4.000 11/15/46 885,137
700,000 Virginia Electric and Power Co 3.800 09/15/47 541,423
1,300,000 Virginia Electric and Power Co 4.600 12/01/48 1,139,678
500,000 Virginia Electric and Power Co 3.300 12/01/49 353,430
500,000 Virginia Electric and Power Co 2.450 12/15/50 293,600
500,000 Virginia Electric and Power Co 4.625 05/15/52 436,046
1,500,000 Virginia Electric and Power Co 5.450 04/01/53 1,484,140
1,000,000 Virginia Electric and Power Co 5.700 08/15/53 1,028,413
1,000,000 Virginia Electric and Power Co 5.350 01/15/54 980,216
490,000 Virginia Power Fuel Securitization LLC 5.088 05/01/27 483,147
1,000,000 Virginia Power Fuel Securitization LLC 4.877 05/01/31 995,557
200,000 Washington Gas Light Co 3.796 09/15/46 150,943
700,000 Washington Gas Light Co 3.650 09/15/49 520,113
365,000 WEC Energy Group, Inc 3.550 06/15/25 355,251
1,000,000 WEC Energy Group, Inc 5.150 10/01/27 1,001,749
500,000 WEC Energy Group, Inc 1.375 10/15/27 440,458
1,000,000 WEC Energy Group, Inc 4.750 01/15/28 992,934
500,000 WEC Energy Group, Inc 1.800 10/15/30 411,463
175,000 Wisconsin Electric Power Co 2.050 12/15/24 170,950
1,000,000 (a) Wisconsin Electric Power Co 1.700 06/15/28 885,603
575,000 Wisconsin Electric Power Co 4.750 09/30/32 566,258
200,000 Wisconsin Electric Power Co 5.625 05/15/33 210,782
200,000 Wisconsin Electric Power Co 4.300 10/15/48 169,635
325,000 Wisconsin Power and Light Co 3.050 10/15/27 304,758
500,000 Wisconsin Power and Light Co 3.000 07/01/29 458,823
500,000 Wisconsin Power and Light Co 3.950 09/01/32 463,750
150,000 Wisconsin Power and Light Co 4.950 04/01/33 146,722
500,000 Wisconsin Power and Light Co 5.375 03/30/34 503,324
225,000 Wisconsin Power and Light Co 3.650 04/01/50 166,589
200,000 Wisconsin Public Service Corp 4.752 11/01/44 181,433
300,000 Wisconsin Public Service Corp 3.300 09/01/49 212,195
550,000 Wisconsin Public Service Corp 2.850 12/01/51 351,446
750,000 Xcel Energy, Inc 3.350 12/01/26 712,102
1,000,000 Xcel Energy, Inc 1.750 03/15/27 900,329
900,000 Xcel Energy, Inc 4.000 06/15/28 857,819
1,000,000 Xcel Energy, Inc 2.350 11/15/31 805,181
1,000,000 Xcel Energy, Inc 5.450 08/15/33 993,906
200,000 Xcel Energy, Inc 4.800 09/15/41 171,769

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 500,000 Xcel Energy, Inc 3.500% 12/01/49 $ 346,524
TOTAL UTILITIES 550,079,763
TOTAL CORPORATE BONDS 6,060,043,915
(Cost $6,656,735,501)
GOVERNMENT BONDS - 71.4%
AGENCY SECURITIES - 0.8%
7,500,000 Federal Farm Credit Bank (FFCB) 2.625 05/16/24 7,474,485
1,500,000 FFCB 3.375 08/26/24 1,488,933
10,000,000 FFCB 4.250 09/26/24 9,952,895
1,750,000 FFCB 1.125 01/06/25 1,697,278
4,000,000 FFCB 1.750 02/14/25 3,886,754
4,000,000 FFCB 5.125 10/10/25 4,017,475
2,000,000 FFCB 4.375 06/23/26 1,988,958
5,000,000 FFCB 4.500 08/14/26 4,996,853
5,000,000 FFCB 1.650 07/23/35 3,558,149
4,000,000 Federal Home Loan Bank (FHLB) 2.750 06/28/24 3,974,620
615,000 FHLB 3.000 07/08/24 611,136
1,800,000 FHLB 5.000 02/28/25 1,797,427
3,000,000 (a) FHLB 4.625 06/06/25 2,988,646
2,000,000 FHLB 0.375 09/04/25 1,878,165
15,000,000 FHLB 4.625 11/17/26 15,038,575
5,000,000 FHLB 4.125 01/15/27 4,958,668
10,000,000 (a) FHLB 4.000 06/30/28 9,924,332
13,875,000 FHLB 3.250 11/16/28 13,274,543
10,000,000 Federal Home Loan Mortgage Corp (FHLMC) 1.500 02/12/25 9,691,077
6,000,000 (a) FHLMC 0.375 07/21/25 5,660,315
5,000,000 FHLMC 0.375 09/23/25 4,683,494
5,000,000 Federal National Mortgage Association (FNMA) 1.750 07/02/24 4,954,404
13,700,000 FNMA 2.625 09/06/24 13,544,779
3,000,000 (a) FNMA 1.625 01/07/25 2,920,811
4,000,000 FNMA 0.625 04/22/25 3,819,246
10,000,000 FNMA 0.375 08/25/25 9,393,300
4,500,000 FNMA 0.500 11/07/25 4,206,278
4,000,000 FNMA 1.875 09/24/26 3,749,805
3,000,000 (a) FNMA 0.750 10/08/27 2,644,765
10,000,000 FNMA 0.875 08/05/30 8,096,534
5,000,000 FNMA 6.625 11/15/30 5,643,255
1,000,000 FNMA 5.625 07/15/37 1,103,486
1,300,000 Hashemite Kingdom of Jordan Government AID Bond 3.000 06/30/25 1,256,704
300,000 Israel Government AID Bond 5.500 04/26/24 299,996
250,000 Private Export Funding Corp (PEFCO) 1.750 11/15/24 244,458
200,000 PEFCO 3.250 06/15/25 195,993
1,000,000 PEFCO 3.900 10/15/27 969,399
750,000 Tennessee Valley Authority (TVA) 2.875 09/15/24 741,385
2,000,000 TVA 0.750 05/15/25 1,908,082
1,425,000 TVA 2.875 02/01/27 1,363,813
1,000,000 TVA 3.875 03/15/28 982,578
5,000,000 TVA 1.500 09/15/31 4,124,591
500,000 TVA 5.880 04/01/36 556,782
500,000 TVA 5.500 06/15/38 533,095
4,300,000 TVA 3.500 12/15/42 3,564,403
750,000 TVA 4.250 09/15/52 670,850
1,750,000 TVA 4.625 09/15/60 1,657,983
300,000 TVA 4.250 09/15/65 261,542
TOTAL AGENCY SECURITIES 192,951,095
FOREIGN GOVERNMENT BONDS - 3.0%
5,000,000 African Development Bank 0.875 03/23/26 4,641,737
3,000,000 African Development Bank 0.875 07/22/26 2,753,496
1,725,000 African Development Bank 4.625 01/04/27 1,727,266

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 2,000,000 African Development Bank 4.125% 02/25/27 $ 1,976,135
1,220,000 Asian Development Bank 0.625 10/08/24 1,190,980
2,000,000 Asian Development Bank 1.500 10/18/24 1,959,161
500,000 Asian Development Bank 2.000 01/22/25 487,563
3,000,000 Asian Development Bank 2.875 05/06/25 2,930,717
6,000,000 Asian Development Bank 0.375 09/03/25 5,631,556
3,000,000 Asian Development Bank 0.500 02/04/26 2,776,468
5,000,000 Asian Development Bank 1.000 04/14/26 4,642,388
1,500,000 Asian Development Bank 2.000 04/24/26 1,420,779
1,000,000 (a) Asian Development Bank 2.625 01/12/27 950,211
6,000,000 Asian Development Bank 1.500 01/20/27 5,524,887
500,000 Asian Development Bank 2.375 08/10/27 467,518
500,000 Asian Development Bank 2.500 11/02/27 467,519
1,000,000 Asian Development Bank 2.750 01/19/28 940,867
1,000,000 Asian Development Bank 3.750 04/25/28 975,023
2,500,000 Asian Development Bank 1.250 06/09/28 2,198,518
75,000 Asian Development Bank 5.820 06/16/28 78,454
4,000,000 Asian Development Bank 4.500 08/25/28 4,021,123
2,575,000 (a) Asian Development Bank 3.125 09/26/28 2,445,145
4,000,000 Asian Development Bank 4.375 03/06/29 4,005,752
2,000,000 Asian Development Bank 1.750 09/19/29 1,747,748
3,500,000 Asian Development Bank 1.875 01/24/30 3,052,035
1,000,000 Asian Development Bank 0.750 10/08/30 796,854
3,000,000 (a) Asian Development Bank 1.500 03/04/31 2,492,832
500,000 Asian Development Bank 3.125 04/27/32 458,155
2,400,000 Asian Development Bank 3.875 09/28/32 2,316,880
2,000,000 Asian Development Bank 4.000 01/12/33 1,945,936
1,000,000 Asian Development Bank 3.875 06/14/33 962,657
3,000,000 Asian Development Bank 4.125 01/12/34 2,942,377
3,000,000 Asian Infrastructure Investment Bank 0.500 05/28/25 2,846,264
3,000,000 Asian Infrastructure Investment Bank 0.500 01/27/26 2,778,443
2,000,000 (a) Asian Infrastructure Investment Bank 4.875 09/14/26 2,010,399
2,000,000 Asian Infrastructure Investment Bank 3.750 09/14/27 1,949,813
2,000,000 (a) Asian Infrastructure Investment Bank 4.000 01/18/28 1,965,217
1,000,000 Asian Infrastructure Investment Bank 4.125 01/18/29 989,710
4,000,000 Asian Infrastructure Investment Bank 4.250 03/13/34 3,962,534
1,870,000 Canada Government International Bond 2.875 04/28/25 1,828,174
1,000,000 Canada Government International Bond 0.750 05/19/26 921,365
3,620,000 Canada Government International Bond 3.750 04/26/28 3,528,791
600,000 Chile Government International Bond 2.750 01/31/27 561,738
1,000,000 Chile Government International Bond 4.850 01/22/29 990,475
3,500,000 (a) Chile Government International Bond 2.550 01/27/32 2,953,578
1,000,000 Chile Government International Bond 2.550 07/27/33 811,578
600,000 Chile Government International Bond 3.500 01/31/34 524,979
5,408,529 Chile Government International Bond 4.950 01/05/36 5,227,417
1,700,000 Chile Government International Bond 3.100 05/07/41 1,256,343
1,000,000 Chile Government International Bond 4.340 03/07/42 871,224
2,613,000 Chile Government International Bond 3.500 01/25/50 1,902,067
1,500,000 Chile Government International Bond 3.500 04/15/53 1,086,456
1,500,000 Chile Government International Bond 5.330 01/05/54 1,439,952
2,500,000 Chile Government International Bond 3.100 01/22/61 1,573,208
750,000 Chile Government International Bond 3.250 09/21/71 472,306
1,125,000 Corp Andina de Fomento 1.250 10/26/24 1,096,144
1,000,000 Corp Andina de Fomento 1.625 09/23/25 944,771
1,000,000 Corp Andina de Fomento 5.250 11/21/25 993,091
1,000,000 Corp Andina de Fomento 4.750 04/01/26 982,571
1,000,000 Corp Andina de Fomento 6.000 04/26/27 1,025,269
1,480,000 Council Of Europe Development Bank 1.375 02/27/25 1,429,874
1,500,000 Council Of Europe Development Bank 3.000 06/16/25 1,462,783
2,000,000 Council Of Europe Development Bank 0.875 09/22/26 1,826,121
1,500,000 Council Of Europe Development Bank 3.625 01/26/28 1,455,225

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 2,000,000 European Bank for Reconstruction & Development 1.625% 09/27/24 $ 1,962,922
3,000,000 European Bank for Reconstruction & Development 0.500 11/25/25 2,796,728
2,000,000 European Bank for Reconstruction & Development 0.500 01/28/26 1,850,365
1,360,000 European Investment Bank 2.500 10/15/24 1,339,762
3,250,000 European Investment Bank 1.625 03/14/25 3,146,617
3,500,000 European Investment Bank 0.625 07/25/25 3,307,549
5,000,000 European Investment Bank 2.750 08/15/25 4,858,121
3,000,000 European Investment Bank 0.375 12/15/25 2,785,920
3,500,000 European Investment Bank 0.375 03/26/26 3,212,856
2,760,000 European Investment Bank 0.750 10/26/26 2,507,737
7,000,000 European Investment Bank 1.375 03/15/27 6,400,852
400,000 European Investment Bank 2.375 05/24/27 375,708
250,000 European Investment Bank 0.625 10/21/27 218,778
1,310,000 European Investment Bank 3.250 11/15/27 1,257,775
4,000,000 European Investment Bank 3.875 03/15/28 3,921,891
4,000,000 European Investment Bank 4.500 10/16/28 4,024,847
550,000 European Investment Bank 1.625 10/09/29 477,818
1,000,000 European Investment Bank 0.875 05/17/30 815,493
2,000,000 European Investment Bank 3.625 07/15/30 1,923,774
2,000,000 European Investment Bank 0.750 09/23/30 1,603,215
2,500,000 (a) European Investment Bank 1.250 02/14/31 2,053,540
3,660,000 European Investment Bank 3.750 02/14/33 3,508,779
1,705,000 European Investment Bank 4.875 02/15/36 1,781,089
4,000,000 Export Development Canada 3.375 08/26/25 3,916,117
1,000,000 Export Development Canada 4.375 06/29/26 993,397
2,700,000 Export Development Canada 3.875 02/14/28 2,645,080
3,000,000 Export Development Canada 4.125 02/13/29 2,970,464
750,000 Export-Import Bank of Korea 1.875 02/12/25 728,918
1,000,000 Export-Import Bank of Korea 0.750 09/21/25 936,222
250,000 (a) Export-Import Bank of Korea 3.250 11/10/25 242,667
1,000,000 Export-Import Bank of Korea 0.625 02/09/26 923,958
500,000 Export-Import Bank of Korea 2.625 05/26/26 476,051
500,000 Export-Import Bank of Korea 3.250 08/12/26 481,247
750,000 Export-Import Bank of Korea 1.125 12/29/26 676,766
1,000,000 Export-Import Bank of Korea 4.625 01/11/27 994,970
1,000,000 Export-Import Bank of Korea 1.625 01/18/27 915,150
500,000 Export-Import Bank of Korea 2.375 04/21/27 464,797
1,000,000 Export-Import Bank of Korea 4.250 09/15/27 979,840
1,500,000 Export-Import Bank of Korea 5.000 01/11/28 1,513,773
1,500,000 Export-Import Bank of Korea 5.125 09/18/28 1,526,800
1,000,000 Export-Import Bank of Korea 4.500 01/11/29 993,276
1,000,000 Export-Import Bank of Korea 1.250 09/21/30 801,697
1,000,000 Export-Import Bank of Korea 1.375 02/09/31 805,552
1,000,000 Export-Import Bank of Korea 2.125 01/18/32 824,782
485,000 Export-Import Bank of Korea 4.500 09/15/32 472,936
1,500,000 Export-Import Bank of Korea 5.125 01/11/33 1,529,135
1,500,000 Export-Import Bank of Korea 5.125 09/18/33 1,527,975
1,000,000 Export-Import Bank of Korea 4.625 01/11/34 979,225
1,000,000 Export-Import Bank of Korea 2.500 06/29/41 712,492
100,000 Finland Government International Bond 6.950 02/15/26 103,117
1,250,000 Hungary Government International Bond 7.625 03/29/41 1,442,167
200,000 Hydro-Quebec 8.500 12/01/29 233,757
1,000,000 Indonesia Government International Bond 4.150 09/20/27 971,330
750,000 Indonesia Government International Bond 3.500 01/11/28 711,037
1,500,000 Indonesia Government International Bond 4.550 01/11/28 1,475,595
900,000 Indonesia Government International Bond 4.750 02/11/29 890,658
1,000,000 Indonesia Government International Bond 4.400 03/10/29 976,750
1,250,000 Indonesia Government International Bond 3.400 09/18/29 1,156,825
1,000,000 Indonesia Government International Bond 2.850 02/14/30 891,249
675,000 Indonesia Government International Bond 3.850 10/15/30 629,485
1,500,000 Indonesia Government International Bond 1.850 03/12/31 1,221,570

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,500,000 Indonesia Government International Bond 2.150% 07/28/31 $ 1,238,685
300,000 Indonesia Government International Bond 3.550 03/31/32 271,125
1,000,000 Indonesia Government International Bond 4.650 09/20/32 972,550
1,275,000 Indonesia Government International Bond 4.850 01/11/33 1,260,172
1,000,000 Indonesia Government International Bond 4.700 02/10/34 976,580
875,000 Indonesia Government International Bond 4.350 01/11/48 762,346
1,125,000 (a) Indonesia Government International Bond 5.350 02/11/49 1,129,222
1,000,000 (a) Indonesia Government International Bond 3.700 10/30/49 782,119
1,000,000 (a) Indonesia Government International Bond 3.500 02/14/50 752,088
2,000,000 (a) Indonesia Government International Bond 4.200 10/15/50 1,682,504
485,000 Indonesia Government International Bond 4.300 03/31/52 414,015
500,000 Indonesia Government International Bond 5.450 09/20/52 503,125
1,500,000 Indonesia Government International Bond 5.650 01/11/53 1,567,393
1,000,000 Indonesia Government International Bond 5.100 02/10/54 967,126
1,000,000 Indonesia Government International Bond 3.200 09/23/61 657,502
500,000 Indonesia Government International Bond 4.450 04/15/70 420,931
1,750,000 Indonesia Government International Bond 3.350 03/12/71 1,159,378
500,000 Inter-American Development Bank 2.125 01/15/25 488,266
5,000,000 Inter-American Development Bank 1.750 03/14/25 4,843,839
10,000,000 Inter-American Development Bank 0.625 07/15/25 9,469,369
4,000,000 Inter-American Development Bank 0.875 04/20/26 3,703,365
1,500,000 Inter-American Development Bank 2.000 06/02/26 1,416,579
1,500,000 Inter-American Development Bank 2.000 07/23/26 1,413,963
5,000,000 Inter-American Development Bank 1.500 01/13/27 4,606,634
1,000,000 Inter-American Development Bank 4.375 02/01/27 995,648
1,000,000 Inter-American Development Bank 2.375 07/07/27 935,711
2,000,000 Inter-American Development Bank 0.625 09/16/27 1,754,538
3,000,000 Inter-American Development Bank 4.000 01/12/28 2,952,933
4,000,000 Inter-American Development Bank 1.125 07/20/28 3,494,761
2,000,000 Inter-American Development Bank 3.125 09/18/28 1,899,290
3,000,000 Inter-American Development Bank 2.250 06/18/29 2,707,440
2,000,000 Inter-American Development Bank 3.500 09/14/29 1,917,363
3,000,000 Inter-American Development Bank 1.125 01/13/31 2,437,771
2,000,000 Inter-American Development Bank 4.500 09/13/33 2,018,108
1,450,000 Inter-American Development Bank 3.200 08/07/42 1,184,117
300,000 Inter-American Development Bank 4.375 01/24/44 287,913
2,000,000 Inter-American Investment Corp 2.625 04/22/25 1,945,645
750,000 Inter-American Investment Corp 4.750 09/19/28 756,727
6,000,000 International Bank for Reconstruction & Development 0.375 07/28/25 5,655,694
4,500,000 International Bank for Reconstruction & Development 2.500 07/29/25 4,360,309
5,500,000 International Bank for Reconstruction & Development 0.500 10/28/25 5,144,337
500,000 International Bank for Reconstruction & Development 3.125 11/20/25 486,972
7,000,000 International Bank for Reconstruction & Development 0.875 07/15/26 6,436,963
2,000,000 International Bank for Reconstruction & Development 0.750 11/24/27 1,751,841
2,000,000 International Bank for Reconstruction & Development 3.500 07/12/28 1,932,724
5,000,000 International Bank for Reconstruction & Development 4.625 08/01/28 5,051,100
6,000,000 International Bank for Reconstruction & Development 3.625 09/21/29 5,788,796
2,000,000 International Bank for Reconstruction & Development 1.750 10/23/29 1,743,304
6,000,000 International Bank for Reconstruction & Development 3.875 02/14/30 5,849,049
5,000,000 International Bank for Reconstruction & Development 0.875 05/14/30 4,068,600
10,992,000 International Bank for Reconstruction & Development 4.000 07/25/30 10,779,320
3,000,000 International Bank for Reconstruction & Development 0.750 08/26/30 2,400,898
5,000,000 International Bank for Reconstruction & Development 1.250 02/10/31 4,087,766
5,000,000 International Bank for Reconstruction & Development 1.625 11/03/31 4,126,507
5,000,000 International Bank for Reconstruction & Development 2.500 03/29/32 4,384,573
1,000,000 International Bank for Reconstruction & Development 4.750 11/14/33 1,030,689
834,000 International Bank for Reconstruction & Development 4.750 02/15/35 852,609
2,500,000 International Finance Corp 0.375 07/16/25 2,358,536
715,000 International Finance Corp 4.375 01/15/27 712,080
1,500,000 International Finance Corp 4.500 07/13/28 1,508,080
5,000,000 International Finance Corp 0.750 08/27/30 4,004,403

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,000,000 Israel Government International Bond 2.875% 03/16/26 $ 950,000
975,000 Israel Government International Bond 3.250 01/17/28 907,000
3,000,000 Israel Government International Bond 5.375 03/12/29 3,006,750
600,000 Israel Government International Bond 2.750 07/03/30 516,324
1,915,000 Israel Government International Bond 4.500 01/17/33 1,780,954
1,500,000 Israel Government International Bond 5.500 03/12/34 1,480,275
1,500,000 Israel Government International Bond 4.500 01/30/43 1,291,239
200,000 Israel Government International Bond 4.125 01/17/48 155,500
1,800,000 Israel Government International Bond 3.875 07/03/50 1,327,230
2,000,000 Israel Government International Bond 5.750 03/12/54 1,914,440
300,000 Israel Government International Bond 4.500 04/03/20 223,500
2,300,000 Japan Bank for International Cooperation 2.500 05/23/24 2,289,992
720,000 Japan Bank for International Cooperation 1.750 10/17/24 705,861
500,000 Japan Bank for International Cooperation 2.125 02/10/25 486,546
1,200,000 Japan Bank for International Cooperation 2.875 04/14/25 1,171,278
3,000,000 Japan Bank for International Cooperation 0.625 07/15/25 2,830,634
5,750,000 Japan Bank for International Cooperation 2.750 01/21/26 5,528,740
400,000 Japan Bank for International Cooperation 2.375 04/20/26 380,223
1,000,000 Japan Bank for International Cooperation 4.250 04/27/26 986,940
1,500,000 Japan Bank for International Cooperation 1.875 07/21/26 1,403,242
1,000,000 Japan Bank for International Cooperation 2.875 06/01/27 946,395
750,000 Japan Bank for International Cooperation 2.875 07/21/27 708,205
300,000 Japan Bank for International Cooperation 2.750 11/16/27 280,574
1,000,000 Japan Bank for International Cooperation 4.625 07/19/28 1,000,249
1,000,000 Japan Bank for International Cooperation 4.875 10/18/28 1,011,311
750,000 Japan Bank for International Cooperation 3.500 10/31/28 715,755
2,000,000 Japan Bank for International Cooperation 2.125 02/16/29 1,784,303
1,000,000 Japan Bank for International Cooperation 2.000 10/17/29 874,006
1,500,000 Japan Bank for International Cooperation 1.250 01/21/31 1,211,220
1,200,000 Japan Bank for International Cooperation 4.375 01/24/31 1,188,444
3,000,000 Japan Bank for International Cooperation 1.875 04/15/31 2,515,384
350,000 Japan International Cooperation Agency 2.125 10/20/26 327,093
1,900,000 Japan International Cooperation Agency 3.250 05/25/27 1,811,270
1,000,000 Japan International Cooperation Agency 4.000 05/23/28 970,510
700,000 Japan International Cooperation Agency 3.375 06/12/28 663,493
2,000,000 Japan International Cooperation Agency 1.000 07/22/30 1,600,680
1,500,000 Japan International Cooperation Agency 1.750 04/28/31 1,239,585
500,000 Korea Development Bank 0.400 06/19/24 494,503
1,000,000 Korea Development Bank 2.125 10/01/24 983,540
750,000 Korea Development Bank 1.750 02/18/25 727,744
200,000 Korea Development Bank 3.375 09/16/25 194,954
400,000 Korea Development Bank 3.000 01/13/26 386,688
1,000,000 Korea Development Bank 0.800 04/27/26 919,002
1,000,000 Korea Development Bank 0.800 07/19/26 910,816
1,000,000 Korea Development Bank 1.000 09/09/26 909,483
250,000 Korea Development Bank 2.000 09/12/26 233,022
1,000,000 Korea Development Bank 2.250 02/24/27 929,918
1,000,000 Korea Development Bank 5.375 10/23/28 1,028,578
2,000,000 Korea Development Bank 4.500 02/15/29 1,983,540
1,000,000 Korea Development Bank 1.625 01/19/31 816,866
1,000,000 Korea Development Bank 5.625 10/23/33 1,057,791
1,500,000 Korea International Bond 2.750 01/19/27 1,422,927
1,400,000 Korea International Bond 4.125 06/10/44 1,253,881
500,000 Korea International Bond 3.875 09/20/48 427,004
5,000,000 Kreditanstalt fuer Wiederaufbau 1.250 01/31/25 4,842,879
7,000,000 Kreditanstalt fuer Wiederaufbau 2.000 05/02/25 6,776,666
4,500,000 Kreditanstalt fuer Wiederaufbau 0.625 01/22/26 4,181,601
3,219,000 Kreditanstalt fuer Wiederaufbau 1.000 10/01/26 2,954,042
3,000,000 Kreditanstalt fuer Wiederaufbau 3.000 05/20/27 2,871,559
5,500,000 Kreditanstalt fuer Wiederaufbau 3.750 02/15/28 5,374,035
7,750,000 Kreditanstalt fuer Wiederaufbau 2.875 04/03/28 7,321,746

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 2,000,000 Kreditanstalt fuer Wiederaufbau 3.875% 06/15/28 $ 1,960,145
1,000,000 Kreditanstalt fuer Wiederaufbau 1.750 09/14/29 876,797
5,000,000 Kreditanstalt fuer Wiederaufbau 0.750 09/30/30 4,011,678
500,000 Landwirtschaftliche Rentenbank 2.000 01/13/25 487,623
2,000,000 Landwirtschaftliche Rentenbank 0.500 05/27/25 1,898,456
750,000 Landwirtschaftliche Rentenbank 2.375 06/10/25 727,051
1,000,000 Landwirtschaftliche Rentenbank 1.750 07/27/26 937,239
3,000,000 Landwirtschaftliche Rentenbank 3.875 09/28/27 2,940,680
125,000 Landwirtschaftliche Rentenbank 2.500 11/15/27 116,825
4,000,000 Landwirtschaftliche Rentenbank 0.875 09/03/30 3,218,818
1,125,000 Mexico Government International Bond 5.400 02/09/28 1,130,927
4,000,000 Mexico Government International Bond 5.000 05/07/29 3,945,266
15,464,000 Mexico Government International Bond 2.659 05/24/31 12,900,223
10,635,000 Mexico Government International Bond 4.875 05/19/33 10,070,017
2,000,000 Mexico Government International Bond 3.500 02/12/34 1,663,433
1,000,000 Mexico Government International Bond 6.350 02/09/35 1,030,907
4,150,000 Mexico Government International Bond 6.000 05/07/36 4,158,534
1,000,000 Mexico Government International Bond 5.000 04/27/51 840,309
14,196,000 Mexico Government International Bond 6.338 05/04/53 14,005,737
2,575,000 Mexico Government International Bond 6.400 05/07/54 2,565,418
2,936,000 Mexico Government International Bond 3.771 05/24/61 1,905,538
3,000,000 Mexico Government International Bond 3.750 04/19/71 1,909,093
950,000 Mexico Government International Bond 5.750 10/12/10 828,491
2,000,000 Nordic Investment Bank 0.375 09/11/25 1,874,913
1,200,000 Nordic Investment Bank 5.000 10/15/25 1,201,911
1,500,000 Nordic Investment Bank 0.500 01/21/26 1,390,307
1,000,000 (a) Nordic Investment Bank 3.375 09/08/27 964,227
1,000,000 Panama Government International Bond 3.750 03/16/25 972,615
300,000 Panama Government International Bond 7.125 01/29/26 304,295
2,000,000 Panama Government International Bond 3.875 03/17/28 1,824,750
1,450,000 Panama Government International Bond 3.160 01/23/30 1,203,518
1,000,000 Panama Government International Bond 7.500 03/01/31 1,036,541
2,500,000 Panama Government International Bond 2.252 09/29/32 1,783,006
2,500,000 Panama Government International Bond 3.298 01/19/33 1,922,083
2,500,000 Panama Government International Bond 6.400 02/14/35 2,358,323
692,000 Panama Government International Bond 6.700 01/26/36 670,831
1,000,000 Panama Government International Bond 6.875 01/31/36 974,295
1,000,000 (g) Panama Government International Bond 8.000 03/01/38 1,047,610
750,000 Panama Government International Bond 4.500 05/15/47 516,993
2,250,000 Panama Government International Bond 4.500 04/16/50 1,515,961
1,450,000 Panama Government International Bond 4.300 04/29/53 938,736
1,500,000 Panama Government International Bond 6.853 03/28/54 1,360,313
1,500,000 Panama Government International Bond 4.500 04/01/56 975,721
1,000,000 Panama Government International Bond 7.875 03/01/57 1,010,509
3,500,000 Panama Government International Bond 3.870 07/23/60 2,025,520
1,250,000 Panama Government International Bond 4.500 01/19/63 799,469
5,000,000 (a) Peruvian Government International Bond 2.844 06/20/30 4,388,750
2,500,000 Peruvian Government International Bond 2.783 01/23/31 2,138,899
1,500,000 Peruvian Government International Bond 1.862 12/01/32 1,141,875
990,000 Peruvian Government International Bond 3.000 01/15/34 810,068
1,100,000 Peruvian Government International Bond 6.550 03/14/37 1,193,500
1,000,000 Peruvian Government International Bond 3.300 03/11/41 748,750
1,850,000 Peruvian Government International Bond 5.625 11/18/50 1,840,010
2,000,000 Peruvian Government International Bond 3.550 03/10/51 1,445,000
1,500,000 Peruvian Government International Bond 2.780 12/01/60 862,500
1,500,000 Peruvian Government International Bond 3.600 01/15/72 991,875
1,000,000 Peruvian Government International Bond 3.230 07/28/21 571,250
1,000,000 Philippine Government International Bond 3.229 03/29/27 948,370
1,000,000 Philippine Government International Bond 5.170 10/13/27 1,004,250
2,219,000 Philippine Government International Bond 3.000 02/01/28 2,067,243
2,000,000 Philippine Government International Bond 4.625 07/17/28 1,974,560

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 3,375,000 Philippine Government International Bond 3.750% 01/14/29 $ 3,203,921
1,500,000 Philippine Government International Bond 2.457 05/05/30 1,297,575
2,000,000 Philippine Government International Bond 1.648 06/10/31 1,595,001
2,000,000 Philippine Government International Bond 1.950 01/06/32 1,609,000
1,000,000 Philippine Government International Bond 3.556 09/29/32 897,710
1,000,000 Philippine Government International Bond 5.609 04/13/33 1,037,750
1,500,000 Philippine Government International Bond 5.000 07/17/33 1,499,640
4,083,000 Philippine Government International Bond 3.950 01/20/40 3,501,180
300,000 Philippine Government International Bond 3.700 03/01/41 246,751
3,793,000 Philippine Government International Bond 3.700 02/02/42 3,096,605
1,500,000 Philippine Government International Bond 2.950 05/05/45 1,044,378
1,500,000 Philippine Government International Bond 2.650 12/10/45 993,970
325,000 Philippine Government International Bond 4.200 03/29/47 273,546
1,000,000 Philippine Government International Bond 5.950 10/13/47 1,068,562
1,000,000 (a) Philippine Government International Bond 5.500 01/17/48 1,015,002
1,000,000 Province of Alberta Canada 1.000 05/20/25 954,788
925,000 Province of Alberta Canada 3.300 03/15/28 882,290
2,000,000 Province of Alberta Canada 1.300 07/22/30 1,652,795
1,000,000 Province of Alberta Canada 4.500 01/24/34 987,582
850,000 Province of British Columbia Canada 2.250 06/02/26 805,971
1,500,000 Province of British Columbia Canada 0.900 07/20/26 1,376,109
1,000,000 Province of British Columbia Canada 4.800 11/15/28 1,008,624
1,500,000 (a) Province of British Columbia Canada 1.300 01/29/31 1,225,031
850,000 Province of British Columbia Canada 4.200 07/06/33 824,318
1,000,000 Province of Manitoba Canada 2.600 04/16/24 998,847
500,000 Province of Manitoba Canada 2.125 06/22/26 471,994
1,500,000 Province of Manitoba Canada 1.500 10/25/28 1,314,054
1,000,000 Province of Manitoba Canada 4.300 07/27/33 975,397
500,000 Province of New Brunswick Canada 3.625 02/24/28 480,004
2,000,000 Province of Ontario Canada 0.625 01/21/26 1,855,127
1,500,000 Province of Ontario Canada 1.050 04/14/26 1,390,932
1,000,000 Province of Ontario Canada 2.500 04/27/26 954,675
1,000,000 Province of Ontario Canada 2.300 06/15/26 947,963
1,000,000 Province of Ontario Canada 3.100 05/19/27 955,828
1,000,000 Province of Ontario Canada 1.050 05/21/27 896,820
1,000,000 Province of Ontario Canada 4.200 01/18/29 987,292
2,000,000 Province of Ontario Canada 2.000 10/02/29 1,758,442
1,000,000 Province of Ontario Canada 1.125 10/07/30 810,642
3,000,000 Province of Ontario Canada 1.600 02/25/31 2,488,110
1,500,000 Province of Ontario Canada 1.800 10/14/31 1,242,099
3,000,000 (a) Province of Ontario Canada 2.125 01/21/32 2,533,252
2,500,000 Province of Quebec Canada 1.500 02/11/25 2,422,379
2,000,000 Province of Quebec Canada 0.600 07/23/25 1,888,471
3,500,000 Province of Quebec Canada 2.500 04/20/26 3,342,799
500,000 Province of Quebec Canada 2.750 04/12/27 473,412
3,000,000 Province of Quebec Canada 3.625 04/13/28 2,896,358
1,000,000 (e) Province of Quebec Canada 4.500 04/03/29 999,918
201,000 Province of Quebec Canada 7.500 09/15/29 229,544
1,500,000 Province of Quebec Canada 1.350 05/28/30 1,248,599
3,000,000 Province of Quebec Canada 1.900 04/21/31 2,528,120
2,000,000 Province of Quebec Canada 4.500 09/08/33 1,979,186
1,000,000 Province of Saskatchewan Canada 3.250 06/08/27 958,794
3,000,000 Republic of Italy Government International Bond 0.875 05/06/24 2,985,900
2,000,000 Republic of Italy Government International Bond 2.375 10/17/24 1,964,164
1,500,000 Republic of Italy Government International Bond 2.875 10/17/29 1,326,864
1,599,000 Republic of Italy Government International Bond 5.375 06/15/33 1,575,617
2,000,000 Republic of Italy Government International Bond 4.000 10/17/49 1,484,676
3,000,000 Republic of Italy Government International Bond 3.875 05/06/51 2,131,782
2,725,000 Republic of Poland Government International Bond 3.250 04/06/26 2,643,250
1,500,000 Republic of Poland Government International Bond 5.500 11/16/27 1,530,432
3,000,000 Republic of Poland Government International Bond 4.625 03/18/29 2,978,850

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 850,000 Republic of Poland Government International Bond 5.750% 11/16/32 $ 888,993
2,000,000 Republic of Poland Government International Bond 4.875 10/04/33 1,967,624
2,900,000 Republic of Poland Government International Bond 5.125 09/18/34 2,887,124
1,050,000 Republic of Poland Government International Bond 5.500 04/04/53 1,045,357
1,650,000 Republic of Poland Government International Bond 5.500 03/18/54 1,636,998
2,000,000 State of Israel 2.500 01/15/30 1,715,160
2,050,000 State of Israel 3.375 01/15/50 1,376,063
500,000 Svensk Exportkredit AB 3.625 09/03/24 496,078
1,000,000 Svensk Exportkredit AB 0.625 05/14/25 950,944
3,000,000 Svensk Exportkredit AB 0.500 08/26/25 2,816,632
2,250,000 Svensk Exportkredit AB 4.625 11/28/25 2,237,915
1,000,000 Svensk Exportkredit AB 4.875 09/14/26 1,003,422
1,500,000 Svensk Exportkredit AB 4.125 06/14/28 1,477,389
1,000,000 Svensk Exportkredit AB 4.250 02/01/29 992,191
1,000,000 Svensk Exportkredit AB 4.875 10/04/30 1,018,115
1,122,886 Uruguay Government International Bond 4.375 01/23/31 1,097,793
5,957,660 Uruguay Government International Bond 5.750 10/28/34 6,282,352
500,000 Uruguay Government International Bond 4.125 11/20/45 441,010
2,063,907 Uruguay Government International Bond 5.100 06/18/50 1,997,492
2,425,000 Uruguay Government International Bond 4.975 04/20/55 2,276,154
TOTAL FOREIGN GOVERNMENT BONDS 720,197,551
MORTGAGE BACKED - 25.9%
4,694 (c) Federal Home Loan Mortgage Corp (FHLMC) DGS1 + 2.250% 5.050 04/01/35 4,710
1,105 (c) FHLMC DGS1 + 2.125% 6.250 10/01/35 1,090
10,547 (c) FHLMC DGS1 + 2.255% 6.380 02/01/36 10,560
211 (c) FHLMC LIBOR 12 M + 1.703% 5.605 07/01/36 209
17,886 (c) FHLMC LIBOR 6 M + 1.595% 5.314 09/01/36 17,631
10,948 (c) FHLMC DGS1 + 2.246% 6.355 09/01/36 10,873
11,687 (c) FHLMC LIBOR 6 M + 1.758% 7.463 09/01/36 11,817
7,151 (c) FHLMC DGS1 + 2.250% 6.359 01/01/37 7,207
1,247 (c) FHLMC LIBOR 12 M + 1.765% 6.227 02/01/37 1,247
753 (c) FHLMC DGS1 + 2.250% 6.362 02/01/37 770
57,323 (c) FHLMC LIBOR 12 M + 1.849% 5.927 03/01/37 58,837
8,443,286 FHLMC 1.500 04/01/37 7,310,726
16,316 (c) FHLMC LIBOR 12 M + 1.608% 4.963 04/01/37 16,096
41,441 (c) FHLMC DGS1 + 2.250% 6.183 04/01/37 42,465
12,522,770 FHLMC 2.000 05/01/37 11,091,816
4,063 (c) FHLMC LIBOR 12 M + 2.096% 5.718 05/01/37 4,037
1,202 (c) FHLMC LIBOR 12 M + 1.750% 6.000 06/01/37 1,193
13,004 (c) FHLMC DGS1 + 2.248% 6.118 06/01/37 12,854
25,303 (c) FHLMC LIBOR 6 M + 1.270% 7.092 08/01/37 25,330
3,901 (c) FHLMC LIBOR 12 M + 0.905% 5.155 09/01/37 3,864
179 (c) FHLMC LIBOR 12 M + 1.795% 6.045 09/01/37 178
1,357 (c) FHLMC LIBOR 6 M + 1.520% 7.257 09/01/37 1,352
18,589 (c) FHLMC LIBOR 12 M + 2.055% 5.430 04/01/38 18,524
4,886 (c) FHLMC LIBOR 12 M + 2.004% 5.231 06/01/38 4,860
1,768 (c) FHLMC LIBOR 12 M + 1.625% 5.875 07/01/38 1,775
2,984 (c) FHLMC LIBOR 12 M + 1.861% 6.111 06/01/40 2,958
5,223 (c) FHLMC LIBOR 12 M + 1.887% 6.216 01/01/41 5,210
2,319 (c) FHLMC LIBOR 12 M + 1.880% 5.255 05/01/41 2,326
58,881 (c) FHLMC LIBOR 12 M + 1.859% 5.933 08/01/41 58,809
38,764 (c) FHLMC LIBOR 12 M + 1.750% 6.000 09/01/41 39,673
8,405 (c) FHLMC LIBOR 12 M + 1.860% 6.110 10/01/41 8,472
5,304,028 FHLMC 4.000 07/01/49 4,994,325
3,161,474 FHLMC 4.000 07/01/49 2,971,785
11,850,700 FHLMC 3.000 11/01/49 10,419,681
11,078,165 FHLMC 3.000 11/01/49 9,724,995
22,998,827 FHLMC 3.000 02/01/50 20,159,838
15,847,539 FHLMC 3.500 04/01/50 14,419,272
7,978,527 FHLMC 3.500 07/01/50 7,245,808
9,957,025 FHLMC 3.500 08/01/50 9,028,675

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,875,604 FHLMC 4.000% 11/01/50 $ 2,686,498
7,014,167 FHLMC 2.000 02/01/51 5,586,871
5,972,253 FHLMC 2.500 04/01/51 4,965,038
6,807,428 FHLMC 2.500 02/01/52 5,638,716
6,161,666 FHLMC 4.000 08/01/52 5,714,905
6 Federal Home Loan Mortgage Corp Gold (FGLMC) 4.500 04/01/24 6
8 FGLMC 4.500 05/01/24 8
95 FGLMC 4.500 06/01/24 95
1,421 FGLMC 4.000 07/01/24 1,415
553 FGLMC 4.000 07/01/24 550
2 FGLMC 5.500 07/01/24 2
1,449 FGLMC 4.000 08/01/24 1,441
226 FGLMC 4.500 09/01/24 225
217 FGLMC 4.500 09/01/24 217
89 FGLMC 4.500 09/01/24 88
121 FGLMC 5.500 09/01/24 120
3,580 FGLMC 4.000 10/01/24 3,543
77 FGLMC 4.500 10/01/24 77
310 FGLMC 4.500 10/01/24 307
154 FGLMC 4.500 11/01/24 153
1,002 FGLMC 4.500 12/01/24 995
201 FGLMC 4.500 02/01/25 199
8,444 FGLMC 4.000 03/01/25 8,366
182 FGLMC 4.500 06/01/25 181
575 FGLMC 4.500 07/01/25 571
20,920 FGLMC 3.500 10/01/25 20,578
5,020 FGLMC 4.000 10/01/25 4,967
31,525 FGLMC 3.500 11/01/25 31,022
18,912 FGLMC 3.500 11/01/25 18,611
9,909 FGLMC 3.500 12/01/25 9,746
5,175 FGLMC 3.000 01/01/26 5,047
77,389 FGLMC 3.500 01/01/26 76,070
6,601 FGLMC 4.000 04/01/26 6,509
13,566 FGLMC 4.000 05/01/26 13,378
3,738 FGLMC 5.500 07/01/26 3,723
31,292 FGLMC 4.000 08/01/26 30,682
440 FGLMC 6.000 08/01/26 445
15,961 FGLMC 3.000 09/01/26 15,561
53,564 FGLMC 3.000 10/01/26 52,150
83,150 FGLMC 3.500 10/01/26 81,359
1,003 FGLMC 5.000 10/01/26 996
624 FGLMC 5.500 10/01/26 621
301,011 FGLMC 3.000 02/01/27 292,479
231,965 FGLMC 2.500 05/01/27 223,479
273,588 FGLMC 2.500 11/01/27 262,634
11,022 FGLMC 6.000 12/01/27 11,133
221,970 FGLMC 2.500 01/01/28 212,934
582,238 FGLMC 2.500 03/01/28 557,803
18,463 FGLMC 5.000 03/01/28 18,357
338,452 FGLMC 2.500 05/01/28 323,828
1,599 FGLMC 5.500 05/01/28 1,603
995,193 FGLMC 2.500 07/01/28 952,200
817,434 FGLMC 2.500 07/01/28 781,637
221,348 FGLMC 3.000 10/01/28 212,939
11,640 FGLMC 5.500 01/01/29 11,593
1,312 FGLMC 4.000 02/01/29 1,276
512,003 FGLMC 3.500 03/01/29 496,058
137 FGLMC 6.500 03/01/29 141
910,133 FGLMC 3.000 07/01/29 872,948
3,874 FGLMC 5.000 12/01/29 3,861
2,780,082 FGLMC 2.500 05/01/30 2,619,451

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 6,532 FGLMC 4.000% 08/01/30 $ 6,366
54,120 FGLMC 4.500 01/01/31 53,128
100 FGLMC 8.000 01/01/31 100
49,832 FGLMC 4.000 03/01/31 48,537
6,814 FGLMC 4.000 05/01/31 6,632
47,939 FGLMC 4.500 05/01/31 47,249
27,712 FGLMC 4.000 06/01/31 26,972
54,271 FGLMC 4.000 08/01/31 52,861
63,938 FGLMC 4.000 09/01/31 62,105
1,059 FGLMC 6.500 09/01/31 1,089
2,902 FGLMC 8.000 09/01/31 2,961
32,208 FGLMC 3.500 11/01/31 30,805
4,930,528 FGLMC 2.500 12/01/31 4,610,496
27,691 FGLMC 7.000 12/01/31 28,579
4,953 FGLMC 6.500 01/01/32 5,107
12,056 FGLMC 6.000 02/01/32 12,325
554,070 FGLMC 3.000 03/01/32 522,009
4,654 FGLMC 7.000 04/01/32 4,812
5,719 FGLMC 6.500 05/01/32 5,913
369,286 FGLMC 3.500 09/01/32 352,901
2,502 FGLMC 5.500 11/01/32 2,544
4,467,018 FGLMC 3.000 01/01/33 4,217,087
3,960 FGLMC 6.000 02/01/33 4,050
14,087 FGLMC 5.000 03/01/33 14,178
4,141 FGLMC 6.000 03/01/33 4,209
4,895 FGLMC 6.000 03/01/33 4,976
12,570 FGLMC 5.000 04/01/33 12,652
1,838 FGLMC 6.000 04/01/33 1,879
75,387 FGLMC 5.000 06/01/33 75,432
36,928 FGLMC 5.500 06/01/33 37,741
17,531,400 FGLMC 2.500 07/01/33 16,301,353
800,554 FGLMC 3.500 07/01/33 762,297
15,307 FGLMC 4.500 07/01/33 14,975
1,193,016 FGLMC 4.000 08/01/33 1,165,277
1,584 FGLMC 5.000 08/01/33 1,594
5,587 FGLMC 6.500 08/01/33 5,778
48,845 FGLMC 5.000 09/01/33 49,163
14,775 FGLMC 5.500 09/01/33 15,100
8,404 FGLMC 5.500 09/01/33 8,503
21,921 FGLMC 5.500 09/01/33 22,403
41,438 FGLMC 5.500 09/01/33 42,350
13,756 FGLMC 4.000 10/01/33 13,235
2,860 FGLMC 5.000 10/01/33 2,878
27,512 FGLMC 5.500 10/01/33 28,047
2,351,929 FGLMC 3.500 11/01/33 2,253,471
25,435 FGLMC 5.500 12/01/33 25,994
8,484 FGLMC 5.500 12/01/33 8,671
104,999 FGLMC 7.000 12/01/33 108,366
73,880 FGLMC 5.000 01/01/34 74,360
466,792 FGLMC 3.000 02/01/34 439,479
1,851 FGLMC 5.500 02/01/34 1,892
9,812 FGLMC 5.000 03/01/34 9,876
11,309 FGLMC 5.500 03/01/34 11,558
43,780 FGLMC 5.000 05/01/34 44,065
11,576 FGLMC 4.500 06/01/34 11,325
25,946 FGLMC 5.000 06/01/34 26,115
10,577 FGLMC 5.500 06/01/34 10,810
4,618 FGLMC 6.000 06/01/34 4,723
16,681 FGLMC 6.000 09/01/34 17,302
1,322,741 FGLMC 3.500 10/01/34 1,254,224
2,727 FGLMC 5.000 11/01/34 2,745

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 75,087 FGLMC 5.500% 11/01/34 $ 76,549
72,291 FGLMC 5.000 12/01/34 72,763
19,049 FGLMC 5.500 12/01/34 19,468
3,150 FGLMC 5.500 12/01/34 3,211
1,405 FGLMC 5.500 01/01/35 1,436
717 FGLMC 5.500 01/01/35 733
18,153 FGLMC 5.500 01/01/35 18,553
36,209 FGLMC 4.500 04/01/35 35,437
4,598 FGLMC 6.000 05/01/35 4,769
15,732 FGLMC 6.000 05/01/35 15,980
27,811 FGLMC 7.000 05/01/35 28,702
4,874 FGLMC 5.500 06/01/35 4,982
7,211 FGLMC 5.500 06/01/35 7,370
3,679 FGLMC 5.000 07/01/35 3,703
134,210 FGLMC 5.000 07/01/35 135,084
154,144 FGLMC 5.000 08/01/35 155,150
11,827 FGLMC 5.500 08/01/35 12,088
67,997 FGLMC 6.000 08/01/35 69,445
2,420 FGLMC 4.500 09/01/35 2,368
13,786 FGLMC 5.000 10/01/35 13,876
28,522 FGLMC 5.000 10/01/35 28,707
7,783 FGLMC 5.000 10/01/35 7,788
89,561 FGLMC 5.500 10/01/35 91,534
26,261 FGLMC 5.000 12/01/35 26,432
2,952 FGLMC 5.000 12/01/35 2,971
15,089 FGLMC 6.000 01/01/36 15,651
5,644 FGLMC 5.000 02/01/36 5,681
2,132 FGLMC 5.000 02/01/36 2,146
2,339 FGLMC 6.000 02/01/36 2,426
21,281 FGLMC 5.500 04/01/36 21,695
5,246 FGLMC 5.500 05/01/36 5,348
99,416 FGLMC 6.000 06/01/36 103,102
29,102 FGLMC 5.000 07/01/36 29,292
20,715 FGLMC 6.000 07/01/36 21,329
4,345 FGLMC 6.000 08/01/36 4,507
5,668 FGLMC 6.000 09/01/36 5,800
88,551 FGLMC 5.500 10/01/36 90,503
41,104 FGLMC 5.500 10/01/36 42,010
8,067 FGLMC 6.500 10/01/36 8,404
4,706 FGLMC 5.500 11/01/36 4,810
11,101 FGLMC 6.000 11/01/36 11,514
45,211 FGLMC 6.000 12/01/36 46,889
86,550 FGLMC 5.500 03/01/37 88,458
37,079 FGLMC 6.000 03/01/37 38,455
4,616 FGLMC 6.500 03/01/37 4,817
30,689 FGLMC 5.500 04/01/37 31,365
3,414 FGLMC 5.000 05/01/37 3,416
3,288 FGLMC 5.000 06/01/37 3,310
12,405 FGLMC 5.500 06/01/37 12,679
3,360,380 FGLMC 3.000 07/01/37 3,072,496
61,419 FGLMC 6.000 07/01/37 63,706
34,812 FGLMC 6.000 08/01/37 36,110
11,629 FGLMC 6.000 09/01/37 12,063
82,190 FGLMC 5.500 10/01/37 83,999
2,773 FGLMC 6.000 11/01/37 2,876
21,259 FGLMC 6.500 11/01/37 22,298
10,866 FGLMC 6.000 01/01/38 11,270
4,769 FGLMC 6.000 02/01/38 4,947
36,437 FGLMC 6.000 02/01/38 37,795
51,741 FGLMC 5.000 03/01/38 52,078
161,405 FGLMC 5.000 03/01/38 162,458

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 6,731 FGLMC 5.000% 04/01/38 $ 6,831
69,780 FGLMC 5.000 04/01/38 70,236
75,323 FGLMC 5.500 04/01/38 76,983
17,052 FGLMC 5.500 05/01/38 17,428
1,985 FGLMC 5.500 06/01/38 2,029
3,605 FGLMC 6.000 07/01/38 3,689
10,080 FGLMC 5.500 08/01/38 10,302
63,177 FGLMC 5.500 08/01/38 64,570
8,123 FGLMC 5.000 09/01/38 8,176
108,413 FGLMC 5.500 09/01/38 110,805
48,815 FGLMC 5.500 09/01/38 49,892
2,289 FGLMC 5.500 10/01/38 2,340
40,531 FGLMC 6.000 11/01/38 42,036
302,861 FGLMC 5.500 01/01/39 309,540
194,099 FGLMC 4.500 02/01/39 190,596
111,237 FGLMC 5.000 02/01/39 111,964
8,468 FGLMC 5.500 02/01/39 8,655
384 FGLMC 4.500 03/01/39 377
49,334 FGLMC 5.000 03/01/39 49,474
5,905 FGLMC 6.000 03/01/39 6,124
7,312 FGLMC 4.500 04/01/39 7,180
319,867 FGLMC 4.500 04/01/39 314,094
68,436 FGLMC 4.000 05/01/39 65,130
1,790 FGLMC 4.500 05/01/39 1,758
45,837 FGLMC 4.500 05/01/39 45,009
1,057,942 FGLMC 4.500 05/01/39 1,038,848
60,205 FGLMC 4.500 05/01/39 58,605
41,761 FGLMC 5.000 05/01/39 42,033
89,847 FGLMC 4.000 06/01/39 85,377
482,781 FGLMC 4.500 06/01/39 474,067
15,179 FGLMC 4.500 06/01/39 14,905
7,197 FGLMC 5.000 06/01/39 7,226
2,677 FGLMC 5.500 06/01/39 2,736
144,194 FGLMC 4.000 07/01/39 137,109
57,839 FGLMC 4.500 07/01/39 56,795
11,711 FGLMC 4.500 07/01/39 11,499
4,468 FGLMC 4.500 07/01/39 4,387
39,355 FGLMC 5.000 07/01/39 39,321
70,058 FGLMC 5.500 07/01/39 71,603
4,965 FGLMC 4.500 08/01/39 4,875
11,597 FGLMC 5.000 08/01/39 11,594
117,529 FGLMC 4.000 09/01/39 111,902
305,951 FGLMC 5.000 09/01/39 307,948
109,189 FGLMC 5.000 09/01/39 109,229
1,267 FGLMC 5.500 09/01/39 1,295
123,725 FGLMC 6.500 09/01/39 127,703
33,177 FGLMC 4.500 10/01/39 32,578
37,472 FGLMC 4.500 10/01/39 36,795
19,716 FGLMC 4.500 10/01/39 19,360
25,825 FGLMC 5.000 10/01/39 25,802
8,050 FGLMC 4.000 11/01/39 7,651
25,824 FGLMC 4.500 11/01/39 25,358
10,322 FGLMC 5.000 11/01/39 10,313
18,838 FGLMC 4.500 12/01/39 18,498
30,520 FGLMC 4.500 12/01/39 29,883
44,605 FGLMC 4.500 12/01/39 43,799
62,629 FGLMC 4.500 12/01/39 61,320
43,881 FGLMC 5.500 12/01/39 44,849
58,038 FGLMC 4.500 01/01/40 56,990
5,517 FGLMC 5.000 01/01/40 5,516
6,906 FGLMC 5.500 01/01/40 7,058

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 20,806 FGLMC 5.500% 03/01/40 $ 21,265
199,082 FGLMC 4.000 04/01/40 189,180
11,768 FGLMC 4.500 04/01/40 11,556
35,507 FGLMC 4.500 04/01/40 34,866
28,145 FGLMC 5.000 04/01/40 28,121
61,126 FGLMC 5.000 04/01/40 61,073
227,678 FGLMC 6.000 04/01/40 236,169
656,579 FGLMC 4.500 05/01/40 644,727
239,852 FGLMC 5.000 05/01/40 239,645
1,976 FGLMC 4.500 06/01/40 1,940
229,116 FGLMC 5.500 06/01/40 234,170
313,174 FGLMC 4.500 07/01/40 307,521
5,862 FGLMC 4.500 08/01/40 5,756
56,294 FGLMC 5.000 08/01/40 56,222
15,856 FGLMC 5.000 08/01/40 15,841
148,231 FGLMC 5.000 08/01/40 148,103
966,031 FGLMC 5.500 08/01/40 987,341
80,721 FGLMC 4.000 09/01/40 76,605
1,079,519 FGLMC 4.000 11/01/40 1,024,477
710,537 FGLMC 4.000 12/01/40 674,085
96,550 FGLMC 3.500 01/01/41 89,119
159,689 FGLMC 3.500 01/01/41 147,583
95,290 FGLMC 4.000 01/01/41 90,401
103,221 FGLMC 3.500 02/01/41 95,266
347,638 FGLMC 4.000 02/01/41 329,801
115,459 FGLMC 4.000 02/01/41 109,553
631,293 FGLMC 4.000 04/01/41 599,004
116,403 FGLMC 4.500 04/01/41 114,301
25,601 FGLMC 5.000 04/01/41 25,558
102,614 FGLMC 4.500 05/01/41 100,761
127,554 FGLMC 4.500 06/01/41 125,250
278,583 FGLMC 3.500 10/01/41 257,347
286,100 FGLMC 5.000 10/01/41 285,588
386,227 FGLMC 3.500 11/01/41 355,976
163,100 FGLMC 4.500 12/01/41 160,156
1,372,865 FGLMC 3.500 01/01/42 1,266,066
401,093 FGLMC 3.500 02/01/42 369,891
443,924 FGLMC 3.500 04/01/42 409,530
1,061,422 FGLMC 4.000 05/01/42 1,006,957
3,704,405 FGLMC 4.500 05/01/42 3,637,591
774,318 FGLMC 3.500 07/01/42 714,162
171,108 FGLMC 3.000 08/01/42 153,495
1,255,571 FGLMC 3.000 10/01/42 1,122,422
883,251 FGLMC 3.000 10/01/42 790,961
367,600 FGLMC 3.500 12/01/42 338,197
1,354,124 FGLMC 2.500 01/01/43 1,161,645
2,555,875 FGLMC 3.000 01/01/43 2,284,837
3,783,164 FGLMC 3.000 04/01/43 3,381,914
10,068,156 FGLMC 3.000 04/01/43 9,000,317
1,101,748 FGLMC 3.500 05/01/43 1,012,456
1,557,710 FGLMC 3.000 08/01/43 1,392,484
1,132,031 FGLMC 3.000 08/01/43 1,011,950
1,115,453 FGLMC 3.500 08/01/43 1,025,053
427,169 FGLMC 4.500 10/01/43 417,345
538,774 FGLMC 4.000 11/01/43 511,107
990,099 FGLMC 3.500 02/01/44 909,046
816,574 FGLMC 4.000 02/01/44 774,642
6,407,618 FGLMC 4.000 02/01/44 6,079,187
358,288 FGLMC 4.000 04/01/44 339,889
464,312 FGLMC 4.500 05/01/44 453,630
820,237 FGLMC 4.000 06/01/44 775,700

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,275,915 FGLMC 4.000% 08/01/44 $ 1,208,747
941,068 FGLMC 3.500 09/01/44 862,464
1,343,533 FGLMC 3.500 11/01/44 1,230,407
1,825,417 FGLMC 3.500 12/01/44 1,668,405
1,067,377 FGLMC 3.500 01/01/45 976,937
2,238,566 FGLMC 3.000 02/01/45 1,992,666
2,810,352 FGLMC 3.500 03/01/45 2,570,784
1,639,941 FGLMC 4.000 03/01/45 1,555,369
1,093,992 FGLMC 3.000 04/01/45 972,463
2,265,141 FGLMC 3.500 04/01/45 2,069,104
5,677,520 FGLMC 3.500 07/01/45 5,192,072
4,280,719 FGLMC 4.500 07/01/45 4,183,109
12,489,304 FGLMC 3.000 08/01/45 11,165,504
9,589,491 FGLMC 3.500 10/01/45 8,787,343
1,775,443 FGLMC 4.000 11/01/45 1,683,689
3,327,680 FGLMC 3.500 12/01/45 3,037,938
7,912,168 FGLMC 3.000 03/01/46 6,994,120
2,473,334 FGLMC 3.500 03/01/46 2,258,001
1,285,256 FGLMC 4.000 03/01/46 1,218,836
5,781,073 FGLMC 3.000 04/01/46 5,091,733
5,650,135 FGLMC 3.500 05/01/46 5,158,199
4,322,028 FGLMC 3.500 08/01/46 3,960,609
8,710,897 FGLMC 3.000 09/01/46 7,676,732
3,505,675 FGLMC 4.000 09/01/46 3,323,418
3,145,770 FGLMC 3.000 11/01/46 2,770,345
11,203,453 FGLMC 3.000 11/01/46 9,828,378
3,880,517 FGLMC 3.000 11/01/46 3,418,225
2,256,755 FGLMC 3.000 12/01/46 1,986,961
2,864,433 FGLMC 3.500 12/01/46 2,615,018
5,235,060 FGLMC 3.000 02/01/47 4,607,801
1,698,459 FGLMC 3.500 02/01/47 1,550,564
1,394,123 FGLMC 4.000 02/01/47 1,320,762
2,261,526 FGLMC 3.500 05/01/47 2,064,584
1,893,188 FGLMC 3.000 08/01/47 1,664,363
2,459,048 FGLMC 3.000 11/01/47 2,159,283
3,795,686 FGLMC 3.000 12/01/47 3,332,180
11,446,327 FGLMC 3.000 01/01/48 10,094,446
4,101,110 FGLMC 3.000 02/01/48 3,599,055
2,967,364 FGLMC 3.500 03/01/48 2,713,124
2,527,147 FGLMC 3.500 05/01/48 2,307,026
2,000,093 FGLMC 4.000 05/01/48 1,894,625
2,741,520 FGLMC 3.500 07/01/48 2,498,480
2,886,652 FGLMC 4.000 07/01/48 2,726,685
5,300,164 FGLMC 4.000 08/01/48 4,999,877
987,005 FGLMC 4.500 09/01/48 953,669
4,175,007 FGLMC 4.000 10/01/48 3,925,070
2,500,695 FGLMC 4.500 12/01/48 2,419,019
1,298,782 FGLMC 4.500 02/01/49 1,258,983
3,491,025 FGLMC 3.500 05/01/49 3,177,051
9 Federal National Mortgage Association (FNMA) 4.500 04/01/24 9
772 FNMA 4.000 05/01/24 768
350 FNMA 4.000 05/01/24 348
51 FNMA 4.000 06/01/24 50
72 FNMA 4.500 07/01/24 72
68 FNMA 5.500 07/01/24 68
1 FNMA 8.000 07/01/24 1
759 FNMA 4.500 08/01/24 754
563 FNMA 4.000 09/01/24 557
2,971 FNMA 4.000 09/01/24 2,948
277 FNMA 4.500 09/01/24 275
7,555 FNMA 4.500 10/01/24 7,518

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 715 FNMA 5.000% 01/01/25 $ 711
923 FNMA 4.500 02/01/25 918
122 FNMA 4.500 03/01/25 121
5,973 FNMA 4.500 03/01/25 5,924
4,495 FNMA 5.000 03/01/25 4,464
6,450 FNMA 4.500 04/01/25 6,387
2,658 FNMA 4.500 04/01/25 2,641
33,746 FNMA 4.000 05/01/25 33,356
16,614 FNMA 4.000 06/01/25 16,422
6,221 FNMA 4.500 06/01/25 6,180
4,553 FNMA 4.000 08/01/25 4,496
2,558 FNMA 5.500 08/01/25 2,545
15,681 FNMA 3.500 09/01/25 15,298
12,498 FNMA 4.000 09/01/25 12,401
40,244 FNMA 3.500 10/01/25 39,578
37,886 FNMA 3.500 10/01/25 36,921
15,276 FNMA 5.000 10/01/25 15,124
27,218 FNMA 4.000 11/01/25 26,843
35,256 FNMA 3.500 12/01/25 34,632
31,492 FNMA 3.500 02/01/26 30,901
155,303 FNMA 3.500 02/01/26 152,470
10,407 FNMA 4.000 03/01/26 10,253
30,390 FNMA 4.000 06/01/26 29,910
29,133 FNMA 3.500 08/01/26 28,560
25,072 FNMA 3.500 09/01/26 24,526
12,538 FNMA 4.000 09/01/26 12,349
47,310 FNMA 3.500 10/01/26 46,257
990 FNMA 6.000 10/01/26 999
62,143 FNMA 3.000 11/01/26 60,428
58,177 FNMA 3.000 12/01/26 56,534
156,422 FNMA 3.000 01/01/27 151,903
67,318 FNMA 4.000 01/01/27 66,300
128,358 FNMA 3.500 02/01/27 125,373
233,390 FNMA 3.000 04/01/27 226,210
135,353 FNMA 3.000 04/01/27 131,191
83,072 FNMA 3.500 05/01/27 80,987
101,438 FNMA 2.500 06/01/27 97,607
327,101 FNMA 3.000 06/01/27 316,485
107,028 FNMA 2.500 07/01/27 102,986
253,080 FNMA 2.500 09/01/27 242,992
3,260 FNMA 5.500 09/01/27 3,244
402,428 FNMA 2.500 10/01/27 386,382
270,103 FNMA 3.000 11/01/27 261,001
537 FNMA 5.500 01/01/28 536
1,068,483 FNMA 2.500 02/01/28 1,022,222
881,533 FNMA 2.500 02/01/28 844,067
427 FNMA 5.000 02/01/28 424
677,128 FNMA 2.500 04/01/28 647,494
984,818 FNMA 2.500 04/01/28 941,725
2,665 FNMA 5.500 06/01/28 2,667
275,113 FNMA 2.500 07/01/28 262,585
594,273 FNMA 2.500 08/01/28 567,203
695,291 FNMA 3.000 10/01/28 663,717
471 FNMA 5.500 11/01/28 472
3 FNMA 7.500 01/01/29 3
1,049,689 FNMA 3.000 03/01/29 1,005,802
3,772 FNMA 4.000 03/01/29 3,679
3,671,651 FNMA 3.000 04/01/29 3,518,128
14,110 FNMA 4.500 04/01/29 13,882
9,503 FNMA 4.000 05/01/29 9,268
5,719 FNMA 4.500 06/01/29 5,631

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,965 FNMA 4.000% 07/01/29 $ 1,915
38,075 FNMA 4.500 08/01/29 37,480
4,475,097 FNMA 3.500 09/01/29 4,339,745
7,638 FNMA 4.500 09/01/29 7,513
6,236 FNMA 4.500 11/01/29 6,116
2,306 FNMA 4.500 01/01/30 2,269
576,319 FNMA 2.500 02/01/30 542,959
4,996 FNMA 4.000 03/01/30 4,858
2,192 FNMA 4.500 05/01/30 2,156
3,213 FNMA 4.500 06/01/30 3,160
1,411,804 FNMA 3.000 07/01/30 1,344,355
30,224 FNMA 4.500 08/01/30 29,717
6,657 FNMA 4.000 09/01/30 6,477
36,535 FNMA 4.000 10/01/30 35,692
375,676 FNMA 4.000 11/01/30 365,390
68,142 FNMA 4.000 11/01/30 66,242
14,247 FNMA 4.500 12/01/30 14,037
1,430,412 FNMA 3.000 02/01/31 1,358,063
21,786 FNMA 3.500 02/01/31 20,922
23,586 FNMA 4.000 02/01/31 22,917
289 FNMA 7.500 03/01/31 295
1,574,036 FNMA 2.500 04/01/31 1,473,207
64,785 FNMA 3.500 04/01/31 62,085
7,693 FNMA 4.000 04/01/31 7,484
1,597,851 FNMA 3.000 05/01/31 1,516,386
713 FNMA 6.000 05/01/31 731
1,816,570 FNMA 2.500 06/01/31 1,700,204
388,027 FNMA 4.500 07/01/31 382,009
41,627 FNMA 4.500 07/01/31 41,025
244,383 FNMA 4.000 08/01/31 237,195
2,387,082 FNMA 2.500 09/01/31 2,230,121
1,191,619 FNMA 3.000 09/01/31 1,130,717
14,814 FNMA 4.000 09/01/31 14,372
221 FNMA 6.500 09/01/31 227
8,954 FNMA 6.000 11/01/31 9,147
1,272 FNMA 6.500 11/01/31 1,299
2,597,058 FNMA 2.500 12/01/31 2,424,607
441,457 FNMA 3.500 01/01/32 421,650
2,874 FNMA 6.000 01/01/32 2,936
177,816 FNMA 3.500 02/01/32 169,791
2,022 FNMA 6.000 02/01/32 2,080
1,623,114 FNMA 3.000 03/01/32 1,533,603
8,740 FNMA 6.500 04/01/32 9,030
5,668,899 FNMA 3.000 06/01/32 5,363,710
17,377 FNMA 6.500 07/01/32 17,898
3,988 FNMA 6.500 08/01/32 4,120
207,955 FNMA 3.000 09/01/32 195,262
3,616 FNMA 7.500 09/01/32 3,591
621,468 FNMA 3.000 10/01/32 583,575
20,938 FNMA 5.500 10/01/32 20,986
5,301 FNMA 6.000 11/01/32 5,463
3,775,317 FNMA 3.000 12/01/32 3,538,476
5,298 FNMA 5.500 12/01/32 5,383
267 FNMA 5.500 12/01/32 268
7,976 FNMA 6.000 12/01/32 8,208
39,583 FNMA 5.500 01/01/33 39,699
107,900 FNMA 6.000 01/01/33 111,199
39,948 FNMA 5.000 02/01/33 40,157
1,013 FNMA 5.000 02/01/33 1,009
463,602 FNMA 3.000 04/01/33 433,303
528,636 FNMA 3.500 04/01/33 502,029

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,126 FNMA 6.000% 04/01/33 $ 2,171
2,582,019 FNMA 3.500 05/01/33 2,485,232
271,453 FNMA 5.500 05/01/33 276,736
15,694 FNMA 5.000 06/01/33 15,776
30,585 FNMA 5.500 06/01/33 31,219
4,530 FNMA 4.500 07/01/33 4,393
23,083 FNMA 5.000 07/01/33 23,204
25,806 FNMA 4.500 08/01/33 24,891
3,069 FNMA 4.500 08/01/33 2,976
6,111 FNMA 5.000 08/01/33 6,143
19,023 FNMA 5.500 09/01/33 19,297
23,124 FNMA 5.500 09/01/33 23,369
5,117 FNMA 6.000 09/01/33 5,214
42,259 FNMA 4.500 10/01/33 41,317
9,270 FNMA 5.000 10/01/33 9,319
2,978 FNMA 5.000 10/01/33 2,959
37,998 FNMA 5.500 10/01/33 38,676
137,517 FNMA 5.500 10/01/33 140,371
2,240 FNMA 4.500 11/01/33 2,189
8,447 FNMA 5.000 11/01/33 8,491
603,343 FNMA 5.000 11/01/33 606,505
66,365 FNMA 5.000 12/01/33 66,712
94,828 FNMA 5.500 12/01/33 96,151
869,445 FNMA 3.000 01/01/34 807,880
26,613 FNMA 5.000 02/01/34 26,752
116,322 FNMA 6.000 02/01/34 119,426
6,688 FNMA 5.000 03/01/34 6,723
2,687 FNMA 5.000 03/01/34 2,701
158,594 FNMA 5.000 03/01/34 159,424
7,889 FNMA 5.000 03/01/34 7,930
3,411 FNMA 5.000 03/01/34 3,429
2,323 FNMA 5.000 03/01/34 2,335
21,258 FNMA 5.000 04/01/34 21,370
24,665 FNMA 5.500 04/01/34 25,177
2,637 FNMA 4.500 05/01/34 2,577
9,583 FNMA 4.500 05/01/34 9,363
8,548 FNMA 5.500 07/01/34 8,725
5,621 FNMA 5.500 07/01/34 5,738
8,325 FNMA 7.000 07/01/34 8,583
65,511 FNMA 5.000 08/01/34 65,854
6,938 FNMA 5.000 08/01/34 6,974
38,291 FNMA 6.000 08/01/34 39,556
6,701 FNMA 6.000 08/01/34 6,912
7,106,307 FNMA 3.500 09/01/34 6,800,358
138,065 FNMA 5.500 09/01/34 140,932
5,214,790 FNMA 2.500 11/01/34 4,794,391
1,214 FNMA 5.500 11/01/34 1,239
7,683 FNMA 6.000 11/01/34 7,810
7,686,728 FNMA 2.500 12/01/34 7,045,684
10,910,156 FNMA 3.000 12/01/34 10,218,098
2,015 FNMA 5.000 12/01/34 2,025
1,254 FNMA 5.500 12/01/34 1,280
6,012 FNMA 6.000 12/01/34 6,150
191,649 FNMA 4.500 01/01/35 187,378
18,435 FNMA 5.500 01/01/35 18,818
5,630,583 FNMA 3.500 02/01/35 5,401,872
406,268 FNMA 5.500 02/01/35 414,701
17,933 FNMA 5.500 02/01/35 18,305
4,944,316 FNMA 2.500 03/01/35 4,499,861
62,591 FNMA 5.500 04/01/35 63,890
17,354 FNMA 6.000 04/01/35 17,978

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 16,735 FNMA 6.000% 04/01/35 $ 17,217
6,273,545 FNMA 2.500 05/01/35 5,767,634
5,503,471 FNMA 3.000 05/01/35 5,135,672
22,729 FNMA 6.000 05/01/35 23,485
6,661 FNMA 5.000 06/01/35 6,696
20,495 FNMA 5.000 07/01/35 20,603
972 (c) FNMA LIBOR 12 M + 1.570% 5.820 07/01/35 965
1,794,790 FNMA 3.000 08/01/35 1,661,213
41,179 FNMA 4.500 08/01/35 40,242
41,410 FNMA 5.000 08/01/35 41,627
30,405 FNMA 5.000 08/01/35 30,564
1,493 FNMA 4.500 09/01/35 1,459
1,791 FNMA 4.500 09/01/35 1,751
5,108 FNMA 5.500 09/01/35 5,214
6,401,338 FNMA 2.500 10/01/35 5,821,880
17,621 FNMA 5.000 10/01/35 17,713
58,855 FNMA 5.500 10/01/35 60,075
14,901,415 FNMA 1.500 11/01/35 12,993,895
13,698,206 FNMA 2.000 11/01/35 12,227,095
6,781,812 FNMA 2.500 11/01/35 6,218,068
39,899 FNMA 5.500 11/01/35 40,728
5,551,873 FNMA 2.000 12/01/35 4,955,592
19,704,446 FNMA 1.500 01/01/36 17,157,539
2,297,135 FNMA 3.500 01/01/36 2,174,341
141,945 FNMA 5.000 02/01/36 142,691
10,878 (c) FNMA LIBOR 12 M + 1.535% 5.985 02/01/36 10,819
13,557,912 FNMA 1.500 03/01/36 11,804,767
65,819,796 FNMA 2.000 03/01/36 58,671,411
60,360 FNMA 6.000 03/01/36 62,532
11,420,179 FNMA 1.500 04/01/36 9,929,816
7,479,919 FNMA 1.000 05/01/36 6,344,313
21,431,617 FNMA 1.500 05/01/36 18,628,246
13,841,270 FNMA 2.000 05/01/36 12,303,780
721,496 FNMA 3.500 05/01/36 681,010
900 FNMA 5.000 05/01/36 905
96,544 FNMA 6.000 06/01/36 100,019
14,166,015 FNMA 2.000 07/01/36 12,574,733
11,034 (c) FNMA LIBOR 12 M + 1.583% 5.833 07/01/36 10,910
5,611 FNMA 6.000 07/01/36 5,719
8,823 FNMA 6.500 07/01/36 9,083
5,743,097 FNMA 3.000 08/01/36 5,289,924
45,988 FNMA 5.500 08/01/36 46,469
60,952 FNMA 6.500 08/01/36 62,271
11,509,518 FNMA 1.500 09/01/36 9,978,695
14,689,794 FNMA 2.000 09/01/36 13,039,309
13,792,074 FNMA 2.500 09/01/36 12,569,417
933,032 FNMA 3.000 09/01/36 858,629
5,262 FNMA 5.500 09/01/36 5,371
1,703 FNMA 6.500 09/01/36 1,789
7,141 FNMA 6.500 09/01/36 7,449
8,818 FNMA 6.000 10/01/36 9,135
23,777,785 FNMA 1.500 11/01/36 20,599,173
20,559,365 FNMA 2.000 11/01/36 18,262,736
2,093,621 FNMA 3.000 11/01/36 1,924,759
4,197 FNMA 6.500 11/01/36 4,388
5,598,980 FNMA 2.000 12/01/36 4,966,462
27,380 FNMA 6.000 12/01/36 28,365
10,065,887 FNMA 1.500 01/01/37 8,720,132
9,755,283 FNMA 2.000 01/01/37 8,653,153
10,571 FNMA 5.500 01/01/37 10,791
5,005 (c) FNMA LIBOR 12 M + 1.728% 6.074 01/01/37 5,015

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 4,101,389 FNMA 1.500% 02/01/37 $ 3,551,240
79,392 FNMA 5.500 02/01/37 79,765
4,546 FNMA 6.000 02/01/37 4,709
10,266 FNMA 7.000 02/01/37 10,739
539 (c) FNMA LIBOR 6 M + 1.460% 7.057 02/01/37 546
32,145,410 FNMA 2.000 03/01/37 28,472,967
795 FNMA 5.000 03/01/37 799
1,701 (c) FNMA LIBOR 12 M + 1.875% 6.375 03/01/37 1,701
25,482 FNMA 6.500 03/01/37 26,617
39,216 FNMA 6.500 03/01/37 41,005
21,335,293 FNMA 2.000 04/01/37 18,897,478
8,100,899 FNMA 2.500 04/01/37 7,367,181
17,509 FNMA 7.000 04/01/37 18,052
10,989,932 FNMA 1.500 05/01/37 9,515,771
32,121 FNMA 5.000 05/01/37 32,290
6,027 FNMA 5.500 06/01/37 6,152
5,232 (c) FNMA LIBOR 12 M + 1.782% 6.080 06/01/37 5,215
7,648,760 FNMA 2.500 08/01/37 6,962,000
4,172,854 FNMA 3.000 08/01/37 3,881,832
7,559 FNMA 5.500 08/01/37 7,716
2,738 FNMA 6.000 08/01/37 2,836
12,878 FNMA 5.500 09/01/37 13,146
24,394 FNMA 6.000 09/01/37 25,193
17,976 FNMA 6.000 09/01/37 18,622
45,017 FNMA 6.000 09/01/37 46,553
13,891 FNMA 6.000 09/01/37 14,365
65,168 FNMA 6.000 09/01/37 67,575
5,650 FNMA 6.500 09/01/37 5,825
3,711 FNMA 6.500 09/01/37 3,843
5,359 (c) FNMA DGS1 + 2.275% 6.400 10/01/37 5,364
3,827 FNMA 6.500 10/01/37 3,984
5,967,617 FNMA 3.000 11/01/37 5,553,196
5,766,262 FNMA 3.500 11/01/37 5,401,052
4,292,487 FNMA 4.000 11/01/37 4,155,954
53,799 FNMA 5.500 11/01/37 54,919
94,921 FNMA 6.000 11/01/37 98,338
2,379 FNMA 7.000 11/01/37 2,453
1,883,379 FNMA 3.000 12/01/37 1,718,196
1,887,765 FNMA 4.000 01/01/38 1,806,432
440 FNMA 6.500 01/01/38 455
3,396,736 FNMA 4.500 02/01/38 3,346,932
2,362,755 FNMA 5.000 02/01/38 2,361,222
26,461 FNMA 5.500 02/01/38 27,011
14,340 FNMA 6.500 02/01/38 14,838
7,503 FNMA 7.000 02/01/38 7,999
6,807 (c) FNMA LIBOR 12 M + 1.770% 4.520 03/01/38 6,813
2,586 FNMA 5.000 03/01/38 2,599
1,331 FNMA 5.000 03/01/38 1,338
6,154 FNMA 5.500 03/01/38 6,282
2,272 FNMA 6.000 03/01/38 2,372
4,466 FNMA 6.500 03/01/38 4,655
6,932 FNMA 6.500 03/01/38 7,082
4,462 FNMA 6.500 03/01/38 4,609
54,850 FNMA 5.500 04/01/38 55,992
103,426 FNMA 6.000 04/01/38 107,153
10,983 FNMA 4.500 05/01/38 10,678
298,545 FNMA 5.000 05/01/38 300,112
73,449 FNMA 5.000 05/01/38 72,523
210,635 FNMA 6.000 06/01/38 218,565
378,240 FNMA 6.500 06/01/38 391,812
76,428 FNMA 6.000 07/01/38 79,181

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 567 (c) FNMA LIBOR 12 M + 1.603% 5.853% 08/01/38 $ 569
232,109 FNMA 6.000 09/01/38 240,470
9,186 (c) FNMA LIBOR 12 M + 1.321% 5.571 10/01/38 9,119
561 FNMA 6.000 10/01/38 573
2,799,405 FNMA 5.000 11/01/38 2,795,143
3,231 FNMA 5.500 11/01/38 3,298
1,350 FNMA 5.000 12/01/38 1,356
221,914 FNMA 5.500 12/01/38 226,522
12,410 FNMA 4.500 01/01/39 12,171
18,249 FNMA 5.000 01/01/39 18,129
834,381 FNMA 5.000 01/01/39 835,084
30,500 FNMA 5.500 01/01/39 31,135
121,140 FNMA 5.500 01/01/39 123,663
11,048 FNMA 6.000 01/01/39 11,446
1,152 FNMA 6.000 01/01/39 1,166
39,196 FNMA 4.500 02/01/39 38,440
138,861 FNMA 4.500 02/01/39 136,185
56,471 FNMA 4.500 02/01/39 55,383
3,098 FNMA 5.500 02/01/39 3,163
127,431 FNMA 4.000 04/01/39 121,102
7,324 FNMA 5.500 04/01/39 7,477
245,714 FNMA 4.500 05/01/39 240,975
40,939 FNMA 4.500 05/01/39 40,137
123,743 FNMA 4.500 06/01/39 120,948
41,816 FNMA 4.500 06/01/39 41,010
99,962 FNMA 5.500 06/01/39 102,043
26,651 FNMA 4.500 07/01/39 26,137
26,144 FNMA 4.500 07/01/39 25,640
2,492 FNMA 5.000 07/01/39 2,496
1,897 (c) FNMA LIBOR 12 M + 1.835% 6.085 07/01/39 1,904
442,101 FNMA 4.000 08/01/39 419,685
77,454 FNMA 4.000 08/01/39 73,494
7,121 FNMA 4.500 08/01/39 6,977
86,522 FNMA 4.500 08/01/39 84,855
297,836 FNMA 4.500 08/01/39 292,092
2,726 FNMA 5.000 08/01/39 2,725
314,148 FNMA 5.000 08/01/39 313,478
5,503 (c) FNMA LIBOR 12 M + 1.650% 5.900 08/01/39 5,480
3,153 (c) FNMA LIBOR 12 M + 1.690% 5.940 08/01/39 3,159
174,931 FNMA 4.000 09/01/39 165,917
19,226 FNMA 5.000 09/01/39 19,185
78,783 FNMA 5.500 09/01/39 80,425
47,183 FNMA 6.000 09/01/39 48,882
168,044 FNMA 6.500 10/01/39 175,616
7,605 FNMA 5.000 11/01/39 7,603
190,346 FNMA 4.000 12/01/39 180,477
21,157 FNMA 4.500 12/01/39 20,749
42,067 FNMA 4.500 12/01/39 41,256
675,565 FNMA 4.500 12/01/39 662,543
15,010 FNMA 4.500 01/01/40 14,720
16,384 FNMA 5.000 01/01/40 16,349
7,073 (c) FNMA LIBOR 12 M + 1.815% 6.158 01/01/40 7,262
108,408 FNMA 6.000 02/01/40 112,314
5,166,193 FNMA 2.500 03/01/40 4,524,964
138,370 FNMA 4.500 03/01/40 135,703
64,488 FNMA 4.500 03/01/40 63,245
6,461 FNMA 5.000 03/01/40 6,447
6,682,881 FNMA 2.500 04/01/40 5,845,090
6,622,074 FNMA 3.000 04/01/40 5,987,617
6,906 FNMA 4.500 04/01/40 6,773
224,076 FNMA 5.000 04/01/40 223,599

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 159,073 FNMA 5.000% 04/01/40 $ 158,833
5,145 FNMA 4.500 05/01/40 5,019
11,921 (c) FNMA LIBOR 12 M + 1.770% 5.033 05/01/40 11,867
13,202 (c) FNMA LIBOR 12 M + 1.835% 5.210 05/01/40 13,113
22,819 (c) FNMA LIBOR 12 M + 1.833% 6.063 05/01/40 23,495
5,986,173 FNMA 2.500 06/01/40 5,228,301
14,532 FNMA 4.500 07/01/40 14,252
12,766 FNMA 4.500 07/01/40 12,520
19,887 FNMA 5.000 07/01/40 19,845
180,091 FNMA 4.500 08/01/40 176,620
127,173 FNMA 4.500 08/01/40 124,721
129,150 FNMA 5.000 08/01/40 128,875
278,235 FNMA 4.500 09/01/40 272,868
113,704 FNMA 4.500 09/01/40 111,512
299,580 FNMA 6.000 09/01/40 310,363
43,348 FNMA 3.500 10/01/40 40,013
193,163 FNMA 4.000 10/01/40 183,072
410,378 FNMA 4.000 10/01/40 388,842
329,562 FNMA 4.500 10/01/40 323,206
393,891 FNMA 3.500 11/01/40 363,594
398,463 FNMA 4.000 11/01/40 377,553
442,041 FNMA 4.000 11/01/40 418,949
246,536 FNMA 4.000 11/01/40 233,599
46,545 FNMA 4.500 11/01/40 45,647
13,136,833 FNMA 2.000 12/01/40 11,097,010
125,973 FNMA 4.000 12/01/40 119,370
1,089,312 FNMA 4.500 12/01/40 1,068,311
23,174 (c) FNMA LIBOR 12 M + 1.823% 6.073 12/01/40 23,129
12,256 FNMA 3.500 01/01/41 11,318
4,496,912 FNMA 1.500 02/01/41 3,691,097
10,767,470 FNMA 2.000 02/01/41 9,089,428
54,330 FNMA 3.500 02/01/41 50,129
367,389 FNMA 4.000 02/01/41 348,110
14,788 (c) FNMA LIBOR 12 M + 1.822% 6.126 02/01/41 15,132
364,070 FNMA 4.000 03/01/41 344,953
15,282,949 FNMA 2.000 04/01/41 12,897,388
278,488 FNMA 4.500 04/01/41 273,119
245,281 FNMA 4.500 05/01/41 240,552
77,526 FNMA 4.500 05/01/41 76,031
164,754 FNMA 4.500 06/01/41 161,575
6,832,798 FNMA 2.000 07/01/41 5,753,445
231,462 FNMA 4.500 07/01/41 226,998
31,148 (c) FNMA LIBOR 12 M + 1.783% 5.821 07/01/41 32,074
11,880,279 FNMA 2.000 08/01/41 9,996,196
20,886,382 FNMA 1.500 09/01/41 17,019,299
4,011,604 FNMA 2.000 09/01/41 3,372,503
501,550 FNMA 4.000 09/01/41 475,226
321,711 FNMA 4.500 09/01/41 315,504
131,208 FNMA 5.500 09/01/41 133,938
12,507,052 FNMA 1.500 10/01/41 10,186,211
8,083,056 FNMA 2.000 10/01/41 6,792,385
18,425 (c) FNMA LIBOR 12 M + 1.815% 6.065 10/01/41 18,469
12,346,360 FNMA 2.000 11/01/41 10,370,491
215,395 FNMA 3.500 11/01/41 198,476
176,703 FNMA 3.500 11/01/41 162,768
7,963,050 FNMA 3.500 12/01/41 7,334,720
1,284,595 FNMA 3.500 12/01/41 1,183,697
221,751 FNMA 4.000 12/01/41 210,110
56,026 (c) FNMA LIBOR 12 M + 1.750% 6.000 12/01/41 57,946
12,414,391 FNMA 2.500 01/01/42 10,790,735
6,738,542 FNMA 2.000 03/01/42 5,652,730

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 611,948 FNMA 3.500% 03/01/42 $ 563,564
398,095 FNMA 4.000 03/01/42 377,200
6,541,654 FNMA 3.000 04/01/42 5,845,144
1,464,274 FNMA 3.500 04/01/42 1,348,185
556,850 FNMA 3.500 04/01/42 514,099
519,355 FNMA 4.500 04/01/42 509,340
542,003 FNMA 5.000 04/01/42 540,793
3,921,938 FNMA 2.500 05/01/42 3,384,747
368,384 FNMA 4.000 05/01/42 349,052
343,938 FNMA 5.000 05/01/42 342,781
456,554 FNMA 3.000 06/01/42 408,793
1,745,141 FNMA 3.500 06/01/42 1,606,058
1,400,825 FNMA 4.000 06/01/42 1,327,246
1,073,313 FNMA 4.000 06/01/42 1,016,934
2,536,152 FNMA 3.500 07/01/42 2,335,099
542,998 FNMA 4.500 07/01/42 532,523
597,570 FNMA 3.500 08/01/42 550,260
975,470 FNMA 3.000 09/01/42 872,427
1,240,454 FNMA 3.500 09/01/42 1,141,078
6,180,174 FNMA 4.500 09/01/42 6,061,074
2,265,274 FNMA 3.000 10/01/42 2,022,450
564,754 FNMA 3.500 10/01/42 519,391
1,064,047 FNMA 2.500 01/01/43 911,569
3,361,135 FNMA 3.000 01/01/43 3,001,212
3,815,647 FNMA 3.000 02/01/43 3,406,627
7,397,658 FNMA 3.000 04/01/43 6,604,488
10,415,753 FNMA 3.000 04/01/43 9,298,985
894,844 FNMA 3.000 04/01/43 798,907
2,601,961 FNMA 3.000 04/01/43 2,323,006
2,464,306 FNMA 3.000 06/01/43 2,200,071
61,795 (c) FNMA LIBOR 12 M + 1.695% 5.567 06/01/43 61,857
2,338,940 FNMA 3.000 07/01/43 2,088,177
5,911,881 FNMA 3.500 07/01/43 5,425,885
1,676,864 FNMA 3.500 07/01/43 1,539,360
22,705 (c) FNMA LIBOR 12 M + 1.550% 5.800 07/01/43 22,706
2,079,096 FNMA 3.000 08/01/43 1,856,254
1,087,196 FNMA 4.000 08/01/43 1,030,176
1,822,246 FNMA 3.000 09/01/43 1,627,005
1,885,201 FNMA 3.500 09/01/43 1,729,821
1,854,336 FNMA 3.500 10/01/43 1,702,275
166,396 FNMA 4.500 10/01/43 162,363
487,956 FNMA 4.000 11/01/43 462,311
1,024,208 FNMA 4.000 11/01/43 970,387
1,110,132 FNMA 4.500 12/01/43 1,083,224
309,402 FNMA 4.500 12/01/43 301,901
1,232,360 FNMA 4.000 01/01/44 1,167,596
16,225,646 FNMA 4.000 03/01/44 15,374,614
739,369 FNMA 4.000 05/01/44 700,532
777,167 FNMA 4.000 07/01/44 736,347
754,148 FNMA 4.000 07/01/44 714,535
521,943 FNMA 3.500 09/01/44 477,554
675,137 FNMA 4.000 09/01/44 639,601
1,727,292 FNMA 3.500 10/01/44 1,581,468
4,623,511 FNMA 5.000 11/01/44 4,610,813
692,310 FNMA 4.000 12/01/44 655,871
1,791,376 FNMA 3.000 01/01/45 1,598,388
6,054,131 FNMA 3.000 01/01/45 5,405,778
6,925,518 FNMA 3.500 01/01/45 6,359,592
2,840,176 FNMA 3.500 02/01/45 2,594,956
1,833,798 FNMA 3.000 04/01/45 1,625,980
2,381,408 FNMA 3.500 05/01/45 2,174,575

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,889,620 FNMA 3.500% 07/01/45 $ 2,637,881
2,902,514 FNMA 4.000 07/01/45 2,749,115
9,494,363 FNMA 3.500 09/01/45 8,734,285
4,487,486 FNMA 3.000 11/01/45 3,978,905
1,838,815 FNMA 3.500 11/01/45 1,676,720
5,685,497 FNMA 4.000 11/01/45 5,385,000
1,463,336 FNMA 3.500 12/01/45 1,334,334
2,583,802 FNMA 3.500 12/01/45 2,356,032
5,140,474 FNMA 3.500 12/01/45 4,687,316
7,267,974 FNMA 3.500 01/01/46 6,613,132
1,393,881 FNMA 3.500 02/01/46 1,271,002
3,767,082 FNMA 3.500 04/01/46 3,446,870
2,197,950 FNMA 4.500 05/01/46 2,143,772
1,931,404 FNMA 3.000 06/01/46 1,702,124
2,939,459 FNMA 3.500 07/01/46 2,667,502
5,107,346 FNMA 3.500 08/01/46 4,699,004
3,045,202 FNMA 4.000 08/01/46 2,883,610
3,077,707 FNMA 3.000 09/01/46 2,693,481
3,793,084 FNMA 3.000 10/01/46 3,335,115
19,726,207 FNMA 3.000 11/01/46 17,392,583
1,754,879 FNMA 3.500 12/01/46 1,600,154
23,512,162 FNMA 3.000 01/01/47 20,601,090
2,976,698 FNMA 3.000 02/01/47 2,617,177
1,964,872 FNMA 4.000 02/01/47 1,858,980
4,185,870 FNMA 3.000 03/01/47 3,654,625
2,536,287 FNMA 3.500 03/01/47 2,312,662
579,387 FNMA 4.000 03/01/47 548,223
450,853 FNMA 4.500 03/01/47 437,302
3,670,029 FNMA 3.000 04/01/47 3,255,630
5,872,379 FNMA 3.000 04/01/47 5,148,303
3,359,779 FNMA 3.500 04/01/47 3,056,755
1,689,613 FNMA 3.500 05/01/47 1,540,640
3,347,462 FNMA 3.500 07/01/47 3,077,394
12,889,523 FNMA 4.000 07/01/47 12,192,219
3,077,085 FNMA 3.500 10/01/47 2,802,092
17,180,310 FNMA 3.500 11/01/47 15,665,376
1,339,373 FNMA 4.500 11/01/47 1,296,610
1,705,062 FNMA 3.500 01/01/48 1,554,706
6,209,994 FNMA 4.000 01/01/48 5,863,763
970,212 FNMA 3.000 02/01/48 850,602
1,394,551 FNMA 3.500 02/01/48 1,271,576
9,735,250 FNMA 3.500 04/01/48 8,876,748
1,956,684 FNMA 4.000 04/01/48 1,846,380
168,081 FNMA 4.500 04/01/48 162,896
3,016,084 FNMA 3.500 06/01/48 2,750,092
5,078,979 FNMA 4.000 07/01/48 4,791,595
3,279,984 FNMA 4.500 07/01/48 3,178,807
1,858,940 FNMA 4.000 08/01/48 1,751,461
1,373,899 FNMA 4.000 10/01/48 1,291,903
1,851,490 FNMA 4.500 10/01/48 1,790,647
15,686,620 FNMA 3.000 11/01/48 13,798,529
3,795,236 FNMA 4.000 11/01/48 3,549,951
1,295,736 FNMA 4.500 11/01/48 1,252,076
1,385,687 FNMA 4.000 12/01/48 1,301,272
1,165,621 FNMA 4.500 01/01/49 1,125,327
3,103,775 FNMA 4.500 02/01/49 3,001,084
4,142,521 FNMA 4.000 04/01/49 3,879,890
3,625,108 FNMA 5.000 04/01/49 3,607,636
4,496,374 FNMA 3.500 07/01/49 4,074,709
16,391,030 FNMA 3.500 08/01/49 14,902,989
2,674,143 FNMA 4.000 08/01/49 2,499,235

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 9,932,211 FNMA 3.000% 09/01/49 $ 8,660,293
12,331,817 FNMA 3.000 12/01/49 10,844,557
5,568,833 FNMA 3.000 12/01/49 4,851,068
10,824,272 FNMA 3.000 12/01/49 9,431,417
13,421,168 FNMA 2.500 01/01/50 11,198,167
21,487,776 FNMA 3.000 02/01/50 18,776,515
9,989,233 FNMA 3.500 02/01/50 9,077,094
13,727,675 FNMA 3.000 03/01/50 11,932,124
19,742,884 FNMA 3.000 05/01/50 17,173,712
10,915,463 FNMA 3.000 06/01/50 9,483,289
8,233,709 FNMA 4.000 06/01/50 7,692,747
17,987,898 FNMA 2.500 07/01/50 15,010,092
4,614,699 FNMA 3.000 08/01/50 4,011,317
10,080,488 FNMA 4.000 08/01/50 9,401,881
28,992,334 FNMA 2.500 09/01/50 24,166,121
155,944,388 FNMA 2.500 10/01/50 129,920,609
19,700,254 FNMA 1.500 11/01/50 14,877,005
96,152,987 FNMA 2.000 11/01/50 76,684,525
13,953,752 FNMA 2.500 11/01/50 11,631,550
55,594,355 FNMA 1.500 12/01/50 41,887,915
101,941,263 FNMA 2.000 12/01/50 81,244,452
9,062,384 FNMA 2.500 12/01/50 7,548,160
77,352,140 FNMA 2.000 01/01/51 61,570,803
8,142,470 FNMA 1.500 02/01/51 6,149,987
7,370,816 FNMA 2.000 02/01/51 5,872,662
91,785,952 FNMA 2.500 02/01/51 76,392,051
37,282,103 FNMA 1.500 03/01/51 28,186,357
105,187,831 FNMA 2.000 03/01/51 83,560,041
21,341,439 FNMA 1.500 04/01/51 16,129,253
127,444,634 FNMA 2.000 04/01/51 101,233,836
28,546,892 FNMA 2.500 04/01/51 23,740,153
81,282,265 FNMA 2.000 05/01/51 64,681,201
10,276,087 FNMA 1.500 06/01/51 7,752,263
78,518,367 FNMA 2.000 06/01/51 62,426,296
46,202,863 FNMA 2.500 06/01/51 38,377,398
50,120,948 FNMA 2.000 07/01/51 39,863,053
113,293,402 FNMA 2.000 08/01/51 89,969,405
92,731,772 FNMA 2.500 08/01/51 76,986,874
69,186,825 FNMA 2.000 09/01/51 54,942,583
40,420,655 FNMA 2.500 09/01/51 33,549,257
11,003,796 FNMA 1.500 11/01/51 8,293,500
90,842,915 FNMA 2.000 11/01/51 72,038,664
47,979,672 FNMA 2.500 11/01/51 39,803,521
70,855,094 FNMA 2.000 12/01/51 56,204,285
78,902,560 FNMA 2.000 12/01/51 62,563,265
86,832,697 FNMA 2.500 12/01/51 72,001,681
89,060,513 FNMA 2.500 01/01/52 73,644,182
55,857,549 FNMA 3.000 01/01/52 48,310,668
64,164,851 FNMA 2.000 02/01/52 50,917,384
15,827,415 FNMA 3.500 02/01/52 14,225,143
48,887,083 FNMA 2.000 03/01/52 38,721,396
75,249,887 FNMA 2.500 03/01/52 62,273,824
8,357,131 FNMA 3.500 03/01/52 7,511,090
13,781,703 FNMA 2.000 04/01/52 10,909,651
28,291,604 FNMA 2.500 04/01/52 23,413,383
10,373,204 FNMA 3.000 04/01/52 8,935,543
8,684,892 FNMA 3.500 04/01/52 7,777,435
52,546,474 FNMA 2.500 05/01/52 43,532,982
25,060,592 FNMA 3.000 05/01/52 21,585,403
7,151,117 FNMA 3.500 05/01/52 6,403,927
54,379,665 FNMA 4.000 05/01/52 50,440,088

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 9,200,070 FNMA 2.500% 06/01/52 $ 7,617,507
2,247,823 FNMA 3.000 06/01/52 1,934,387
7,711,550 FNMA 3.500 06/01/52 6,905,612
13,447,295 FNMA 4.000 06/01/52 12,473,066
30,836,749 FNMA 4.500 06/01/52 29,363,717
11,050,861 FNMA 3.000 07/01/52 9,509,939
17,321,917 FNMA 3.000 07/01/52 14,917,270
5,346,039 FNMA 3.500 07/01/52 4,787,317
26,938,977 FNMA 3.500 07/01/52 24,122,879
9,121,128 FNMA 4.000 07/01/52 8,457,748
38,903,523 FNMA 4.000 07/01/52 36,082,955
8,961,385 FNMA 4.500 07/01/52 8,533,303
22,505,999 FNMA 4.500 07/01/52 21,430,884
21,892,890 FNMA 5.000 07/01/52 21,379,554
12,414,299 FNMA 2.500 08/01/52 10,270,343
4,399,424 FNMA 5.000 08/01/52 4,296,267
18,634,976 FNMA 3.500 09/01/52 16,691,158
4,872,196 FNMA 4.000 09/01/52 4,518,695
28,332,983 FNMA 4.500 09/01/52 26,979,499
24,862,776 FNMA 5.000 09/01/52 24,277,872
4,362,758 FNMA 3.000 10/01/52 3,755,096
8,342,943 FNMA 4.000 10/01/52 7,737,199
52,224,053 FNMA 4.500 10/01/52 49,729,294
25,684,909 FNMA 5.000 10/01/52 25,078,682
14,567,726 FNMA 5.500 10/01/52 14,523,897
16,149,641 FNMA 3.000 11/01/52 13,903,957
14,748,027 FNMA 3.500 11/01/52 13,205,191
12,424,531 FNMA 4.000 11/01/52 11,505,797
13,627,165 FNMA 4.500 11/01/52 12,976,208
30,345,131 FNMA 5.000 11/01/52 29,626,589
8,902,729 FNMA 5.500 11/01/52 8,883,505
8,510,481 FNMA 6.000 11/01/52 8,615,355
2,974,296 FNMA 4.000 12/01/52 2,754,368
14,431,464 FNMA 5.500 12/01/52 14,385,992
14,924,127 FNMA 5.500 01/01/53 14,859,417
20,747,802 FNMA 6.000 01/01/53 20,952,945
5,632,741 FNMA 6.500 01/01/53 5,755,890
15,179,439 FNMA 5.000 02/01/53 14,818,030
18,932,334 FNMA 5.500 02/01/53 18,885,113
9,260,152 FNMA 6.000 02/01/53 9,343,832
746,146 FNMA 7.000 02/01/53 769,284
2,083,413 FNMA 3.500 03/01/53 1,865,236
2,063,639 FNMA 4.000 03/01/53 1,912,893
2,949,489 FNMA 4.500 03/01/53 2,808,586
2,948,511 FNMA 5.000 03/01/53 2,878,157
6,899,656 FNMA 6.000 03/01/53 6,967,647
3,198,525 FNMA 6.500 03/01/53 3,267,737
2,169,611 FNMA 3.500 04/01/53 1,942,346
2,809,034 FNMA 5.000 04/01/53 2,741,718
7,285,890 FNMA 5.500 04/01/53 7,251,864
3,541,239 FNMA 6.000 04/01/53 3,575,409
1,709,862 FNMA 6.500 04/01/53 1,746,862
6,225,545 FNMA 4.000 05/01/53 5,769,522
10,737,983 FNMA 5.000 05/01/53 10,480,101
26,182,600 FNMA 5.500 05/01/53 26,056,850
10,027,889 FNMA 4.500 06/01/53 9,548,819
13,238,144 FNMA 5.000 06/01/53 12,915,446
7,732,537 FNMA 5.500 06/01/53 7,695,895
19,650,785 FNMA 5.000 07/01/53 19,171,765
37,236,652 FNMA 5.500 07/01/53 37,048,910
28,989,899 FNMA 6.000 07/01/53 29,260,664

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 7,854,433 FNMA 6.500% 07/01/53 $ 8,024,395
16,145,529 FNMA 5.000 08/01/53 15,751,952
24,805,114 FNMA 5.500 08/01/53 24,683,420
5,334,095 FNMA 6.500 08/01/53 5,449,519
20,222,634 (e) FNMA 5.500 10/01/53 20,120,714
21,563,951 FNMA 6.000 10/01/53 21,759,503
9,249,255 FNMA 6.500 10/01/53 9,449,399
5,123,108 (e) FNMA 5.000 11/01/53 4,998,223
38,407,518 FNMA 6.000 12/01/53 38,754,591
41,272,298 FNMA 6.500 12/01/53 42,165,386
15,566,820 FNMA 7.000 12/01/53 16,049,541
9,314,640 FNMA 7.000 01/01/54 9,603,483
9,722,374 FNMA 6.000 02/01/54 9,810,231
30,549,315 FNMA 6.500 02/01/54 31,210,370
12,855,837 (e) FNMA 6.000 03/01/54 12,972,010
8,742,339 (e) FNMA 7.000 03/01/54 9,013,436
4,890,000 (e) FNMA 6.500 04/01/54 4,995,814
1,562,332 FNMA 3.500 07/01/55 1,424,581
1,475 Government National Mortgage Association (GNMA) 4.000 08/15/24 1,465
138 GNMA 4.500 08/15/24 137
548 GNMA 4.500 01/15/25 543
7,330 GNMA 4.000 08/15/25 7,247
4,139 GNMA 3.500 03/15/26 4,072
5,048 GNMA 4.000 04/15/26 4,988
6,110 GNMA 4.000 06/20/26 6,015
9,925 GNMA 3.500 11/20/26 9,708
51,386 GNMA 3.000 12/15/26 50,002
187,666 GNMA 2.500 04/20/27 180,879
157,519 GNMA 2.500 09/20/27 151,376
2 GNMA 6.500 09/15/28 2
68 GNMA 6.500 09/15/28 69
609 GNMA 6.500 11/15/28 622
109 GNMA 7.500 11/15/28 110
273,666 GNMA 3.500 11/20/28 265,612
3,758 GNMA 8.500 10/15/30 3,775
1,253 GNMA 8.500 10/20/30 1,305
166 GNMA 8.500 12/15/30 176
168 GNMA 7.000 06/20/31 171
1,568,637 GNMA 3.000 08/20/32 1,483,547
65,139 GNMA 6.000 10/15/32 67,529
8,591 GNMA 5.500 12/20/32 8,784
24,374 GNMA 5.500 05/15/33 24,977
2,174 GNMA 5.000 07/15/33 2,149
8,555 GNMA 5.500 07/15/33 8,694
2,436 GNMA 5.000 07/20/33 2,460
11,443 GNMA 5.000 08/15/33 11,366
39,764 GNMA 5.500 09/15/33 40,568
33,962 GNMA 6.000 11/20/33 35,031
14,338 GNMA 5.500 05/20/34 14,760
21,247 GNMA 6.000 09/20/34 21,845
1,442 GNMA 5.000 10/20/34 1,453
40,073 GNMA 5.500 11/15/34 41,066
19,673 GNMA 6.500 01/15/35 20,031
11,672 GNMA 5.500 02/20/35 11,949
220,030 GNMA 5.000 03/20/35 221,620
64,213 GNMA 5.000 04/15/35 64,076
66,247 GNMA 5.500 05/20/35 68,284
2,295 GNMA 5.000 09/20/35 2,310
2,865 GNMA 5.000 11/15/35 2,885
1,822 GNMA 5.000 11/15/35 1,835
18,610 GNMA 5.500 02/20/36 19,182

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,749 GNMA 5.500% 03/15/36 $ 2,817
6,057 GNMA 5.500 05/20/36 6,212
2,037 GNMA 6.500 06/15/36 2,115
58,353 GNMA 5.500 06/20/36 60,148
3,536 GNMA 5.000 09/15/36 3,562
1,977 GNMA 6.000 09/15/36 2,026
5,786 GNMA 6.000 10/20/36 6,019
3,726 GNMA 5.000 12/15/36 3,753
3,442 GNMA 6.000 01/20/37 3,581
53,229 GNMA 5.500 02/15/37 54,551
12,878 GNMA 6.000 02/20/37 13,397
86,958 GNMA 6.000 04/15/37 89,669
38,300 GNMA 6.000 04/20/37 39,144
5,376 GNMA 6.000 06/15/37 5,510
7,004 GNMA 6.000 08/20/37 7,287
5,942 GNMA 6.500 08/20/37 6,329
26,988 GNMA 6.500 11/20/37 28,353
10,220 GNMA 6.000 12/15/37 10,637
1,504 GNMA 5.000 02/20/38 1,514
34,263 GNMA 5.000 04/15/38 34,424
819 GNMA 5.500 05/20/38 834
5,495 GNMA 5.500 06/15/38 5,632
17,997 GNMA 6.000 06/20/38 18,722
15,749 GNMA 5.500 07/15/38 16,121
124,929 GNMA 5.000 07/20/38 125,222
125,667 GNMA 5.500 07/20/38 129,304
4,289 GNMA 5.500 08/15/38 4,395
40,086 GNMA 6.000 08/15/38 41,721
39,581 GNMA 6.000 08/15/38 40,460
12,202 GNMA 6.000 08/20/38 12,694
48,462 GNMA 6.000 09/20/38 50,991
30,498 GNMA 5.000 10/15/38 30,616
4,259 GNMA 5.500 10/15/38 4,350
6,388 GNMA 6.500 10/20/38 6,496
2,590 GNMA 6.500 10/20/38 2,750
691 GNMA 5.500 11/15/38 708
11,385 GNMA 6.500 11/20/38 11,950
40,859 GNMA 6.000 12/15/38 42,527
847 GNMA 6.500 12/15/38 871
9,317 GNMA 5.000 01/15/39 9,420
195,115 GNMA 4.500 01/20/39 192,506
27,274 GNMA 6.500 01/20/39 28,564
7,559 GNMA 5.000 02/15/39 7,631
641 GNMA 6.000 02/15/39 650
6,708 GNMA 4.500 03/15/39 6,610
90,274 GNMA 4.500 03/15/39 87,901
2,649 GNMA 4.500 03/20/39 2,613
53,659 GNMA 5.500 03/20/39 55,838
4,753 GNMA 4.500 04/15/39 4,667
99,238 GNMA 5.500 04/15/39 101,094
1,813 GNMA 5.000 04/20/39 1,829
7,402 GNMA 4.000 05/15/39 7,072
125,794 GNMA 4.500 05/15/39 123,812
66,357 GNMA 5.000 05/15/39 66,816
8,989 GNMA 4.000 05/20/39 8,643
23,097 GNMA 4.500 05/20/39 22,788
549,466 GNMA 5.000 05/20/39 552,462
3,779 GNMA 4.500 06/15/39 3,724
326,633 GNMA 4.500 06/15/39 323,395
419,237 GNMA 5.000 06/15/39 417,593
521,590 GNMA 5.000 06/15/39 523,784

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 8,898 GNMA 5.000% 06/15/39 $ 8,996
3,630 GNMA 5.000 06/15/39 3,665
3,996 GNMA 5.000 06/15/39 4,040
5,252 GNMA 4.000 06/20/39 5,051
3,451 GNMA 5.000 06/20/39 3,480
387,321 GNMA 4.000 07/15/39 367,964
4,178 GNMA 4.500 07/15/39 4,067
11,365 GNMA 4.500 07/15/39 11,064
455,835 GNMA 4.500 07/15/39 448,651
6,404 GNMA 5.000 07/15/39 6,467
50,321 GNMA 4.500 07/20/39 49,648
47,107 GNMA 5.000 07/20/39 47,507
5,503 GNMA 5.500 07/20/39 5,673
23,241 GNMA 4.000 08/15/39 22,156
45,358 GNMA 5.000 08/15/39 45,117
2,468 GNMA 5.500 08/15/39 2,527
16,994 GNMA 6.000 08/15/39 17,274
15,512 GNMA 4.000 08/20/39 14,915
12,110 GNMA 5.000 08/20/39 12,213
16,301 GNMA 5.000 09/20/39 16,490
3,557 GNMA 4.500 10/15/39 3,460
1,917 GNMA 5.000 10/15/39 1,934
5,105 GNMA 4.500 10/20/39 5,036
10,797 GNMA 4.500 11/15/39 10,619
7,482 GNMA 4.500 11/20/39 7,379
9,074 GNMA 5.000 11/20/39 9,151
263,337 GNMA 4.500 12/15/39 258,878
7,561 GNMA 4.500 12/20/39 7,457
285,807 GNMA 5.000 12/20/39 288,239
248,011 GNMA 4.500 01/20/40 244,566
4,425 GNMA 5.500 01/20/40 4,561
170,673 GNMA 5.500 02/15/40 174,912
22,284 GNMA 4.000 03/15/40 21,377
3,981 GNMA 5.000 03/15/40 3,953
1,302 GNMA 4.500 04/15/40 1,276
42,447 GNMA 5.000 04/15/40 42,281
10,077 GNMA 4.500 04/20/40 9,934
1,545 GNMA 4.500 05/15/40 1,516
44,878 GNMA 5.000 05/15/40 45,047
75,452 (c) GNMA DGS1 + 1.500% 3.875 05/20/40 75,306
2,082 GNMA 4.500 05/20/40 2,052
985,126 GNMA 4.500 06/15/40 968,130
3,102 GNMA 4.500 06/15/40 3,047
2,680 GNMA 4.500 06/15/40 2,630
52,593 GNMA 5.000 06/20/40 53,009
88,783 GNMA 4.500 07/15/40 87,124
27,805 GNMA 4.500 07/15/40 27,022
353,339 GNMA 4.500 07/20/40 348,212
10,744 GNMA 5.000 07/20/40 10,829
74,753 GNMA 4.000 08/15/40 71,142
382,926 GNMA 4.000 08/15/40 363,187
32,842 GNMA 4.500 08/15/40 32,343
26,039 GNMA 4.500 08/20/40 25,659
23,319 GNMA 4.500 09/20/40 22,964
8,184 GNMA 5.500 09/20/40 8,437
7,248 GNMA 6.500 09/20/40 7,429
11,925 GNMA 4.000 10/15/40 11,349
18,525 GNMA 6.000 10/20/40 19,271
138,118 GNMA 4.000 11/15/40 131,443
302,317 GNMA 4.000 11/20/40 290,693
73,799 GNMA 3.500 12/15/40 68,767

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 135,830 GNMA 5.500% 12/20/40 $ 140,014
393,441 GNMA 4.000 01/15/41 376,652
820,874 GNMA 4.000 01/20/41 789,322
79,683 GNMA 4.000 02/15/41 76,225
225,525 GNMA 4.500 02/20/41 222,230
133,379 GNMA 4.500 03/15/41 130,982
254,468 GNMA 4.500 04/20/41 250,750
57,646 GNMA 5.000 04/20/41 57,785
16,659 (c) GNMA DGS1 + 1.500% 3.875 06/20/41 16,638
50,712 GNMA 4.000 07/15/41 48,511
105,759 GNMA 4.000 07/20/41 101,693
362,374 GNMA 4.500 07/20/41 357,079
316,377 GNMA 5.000 07/20/41 319,056
79,604 GNMA 4.500 08/15/41 77,975
156,765 GNMA 5.000 08/20/41 158,099
207,300 GNMA 4.000 09/15/41 196,566
10,715 (c) GNMA DGS1 + 1.500% 3.625 09/20/41 10,642
492,563 GNMA 4.000 09/20/41 473,626
37,185 GNMA 4.000 10/15/41 35,572
21,515 (c) GNMA DGS1 + 1.500% 3.750 10/20/41 21,293
12,130 (c) GNMA DGS1 + 1.500% 3.750 10/20/41 12,006
631,706 GNMA 4.000 10/20/41 607,419
89,180 GNMA 5.500 10/20/41 91,924
176,057 GNMA 3.500 11/15/41 164,592
445,204 GNMA 4.000 11/15/41 423,688
830,579 GNMA 4.500 11/20/41 818,442
389,707 GNMA 5.000 11/20/41 393,024
85,643 GNMA 6.000 11/20/41 89,094
451,080 GNMA 3.500 01/20/42 418,764
56,741 (c) GNMA DGS1 + 1.500% 3.625 02/20/42 56,885
215,113 GNMA 3.500 03/20/42 199,718
407,519 GNMA 4.500 03/20/42 401,564
392,520 GNMA 3.500 04/15/42 366,591
880,581 GNMA 3.500 05/20/42 806,161
2,043,573 GNMA 3.500 05/20/42 1,897,787
474,006 GNMA 4.000 05/20/42 455,774
826,365 GNMA 3.500 07/15/42 769,466
477,600 GNMA 3.500 07/20/42 443,637
78,417 (c) GNMA DGS1 + 1.500% 3.625 07/20/42 77,923
633,946 GNMA 3.000 08/20/42 570,417
1,995,300 GNMA 3.500 08/20/42 1,853,410
865,113 GNMA 3.500 08/20/42 796,353
414,204 GNMA 6.000 08/20/42 430,905
808,172 GNMA 3.500 10/20/42 750,864
940,742 GNMA 3.000 11/20/42 845,937
926,209 GNMA 3.000 12/20/42 823,160
1,103,438 GNMA 3.000 12/20/42 992,236
592,750 GNMA 3.000 01/15/43 535,498
2,564,447 GNMA 3.000 01/15/43 2,316,993
823,703 GNMA 3.000 01/20/43 740,707
1,408,563 GNMA 3.000 02/20/43 1,266,635
1,097,410 GNMA 3.000 02/20/43 989,848
236,814 GNMA 3.000 04/15/43 213,939
260,569 GNMA 5.000 04/20/43 262,786
554,983 GNMA 3.000 05/20/43 499,058
844,660 GNMA 3.000 06/20/43 759,542
2,143,539 GNMA 3.500 06/20/43 1,962,327
1,846,273 GNMA 3.000 07/20/43 1,660,217
873,053 GNMA 3.500 07/20/43 811,394
3,646,106 GNMA 4.500 08/20/43 3,597,309
1,205,828 GNMA 3.500 09/20/43 1,120,967

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 387,230 GNMA 4.000% 09/20/43 $ 371,679
5,067,351 GNMA 3.500 10/20/43 4,710,728
2,310,375 GNMA 4.000 10/20/43 2,221,000
217,236 GNMA 3.500 11/20/43 201,869
416,673 GNMA 4.000 11/20/43 399,895
402,085 GNMA 4.500 12/20/43 395,588
442,539 GNMA 4.500 01/20/44 436,615
520,619 GNMA 3.500 02/20/44 483,254
705,975 GNMA 4.000 02/20/44 678,382
703,834 GNMA 4.000 05/20/44 676,251
741,305 GNMA 4.000 06/20/44 708,889
1,898,980 GNMA 3.500 07/20/44 1,757,109
5,905,004 GNMA 3.500 10/20/44 5,462,919
622,645 GNMA 4.500 10/20/44 614,310
1,354,345 GNMA 3.500 11/20/44 1,252,879
1,710,820 GNMA 3.000 12/20/44 1,538,384
3,155,082 GNMA 4.000 12/20/44 3,026,881
4,236,576 GNMA 3.500 02/20/45 3,918,554
2,538,041 GNMA 4.000 03/20/45 2,436,473
1,738,738 GNMA 3.000 04/20/45 1,563,476
3,713,104 GNMA 3.000 06/20/45 3,320,500
8,465,991 GNMA 3.000 07/20/45 7,598,140
2,888,824 GNMA 4.000 10/20/45 2,757,445
4,870,599 GNMA 4.000 11/20/45 4,644,765
2,174,620 GNMA 3.000 12/20/45 1,949,914
1,950,135 GNMA 3.500 12/20/45 1,802,641
10,419,445 GNMA 3.000 03/20/46 9,337,140
3,662,658 GNMA 3.000 04/20/46 3,278,233
2,220,617 GNMA 4.000 04/20/46 2,116,897
9,791,650 GNMA 3.000 05/20/46 8,760,400
6,044,225 GNMA 3.500 05/20/46 5,585,086
2,241,325 GNMA 3.000 06/20/46 2,004,687
1,359,736 GNMA 3.500 06/20/46 1,256,232
1,692,677 GNMA 3.000 07/20/46 1,513,745
2,898,524 GNMA 3.500 08/20/46 2,677,733
1,638,488 GNMA 3.000 09/20/46 1,464,860
6,724,382 GNMA 3.500 09/20/46 6,184,128
3,218,401 GNMA 3.000 10/20/46 2,876,935
1,780,403 GNMA 3.000 12/20/46 1,591,274
11,083,850 GNMA 3.000 01/20/47 9,884,394
1,271,905 GNMA 4.000 01/20/47 1,207,458
2,737,996 GNMA 4.000 04/20/47 2,595,741
2,922,076 GNMA 3.500 05/20/47 2,698,111
1,480,221 GNMA 3.500 06/20/47 1,366,004
1,881,664 GNMA 3.000 07/20/47 1,684,159
3,365,424 GNMA 4.500 07/20/47 3,289,204
3,535,787 GNMA 3.000 08/20/47 3,157,256
3,916,071 GNMA 3.500 08/20/47 3,610,863
6,965,944 GNMA 3.000 09/20/47 6,219,286
8,805,517 GNMA 4.000 09/20/47 8,349,663
6,294,981 GNMA 3.500 11/20/47 5,792,025
4,669,214 GNMA 3.500 12/20/47 4,296,791
2,967,362 GNMA 3.500 01/20/48 2,729,571
3,716,181 GNMA 4.000 05/20/48 3,519,202
2,777,920 GNMA 4.000 06/20/48 2,619,953
6,419,902 GNMA 3.500 07/20/48 5,910,110
2,880,330 GNMA 4.000 08/20/48 2,717,424
1,981,008 GNMA 5.000 08/20/48 1,972,234
1,843,797 GNMA 4.500 09/20/48 1,794,537
1,584,982 GNMA 5.000 10/20/48 1,580,163
1,291,891 GNMA 4.500 11/20/48 1,257,243

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,962,892 GNMA 3.500% 04/20/49 $ 2,725,244
10,033,789 GNMA 4.500 04/20/49 9,763,174
3,065,351 GNMA 4.000 05/20/49 2,898,170
1,947,591 GNMA 3.500 06/20/49 1,791,170
4,386,936 GNMA 3.500 09/20/49 4,033,283
3,170,973 GNMA 3.500 11/20/49 2,916,279
25,038,672 GNMA 2.500 12/20/49 21,431,990
56,149,122 GNMA 3.000 02/20/50 49,920,048
6,853,442 GNMA 3.500 02/20/50 6,302,980
9,682,135 GNMA 3.500 04/20/50 8,880,553
9,260,363 GNMA 3.000 05/20/50 8,178,605
9,358,956 GNMA 2.500 08/20/50 7,994,674
15,046,825 GNMA 2.500 10/20/50 12,844,044
39,626,757 GNMA 2.000 11/20/50 32,466,589
21,052,908 GNMA 2.500 12/20/50 17,970,832
23,255,519 GNMA 2.000 01/20/51 19,066,766
5,798,611 GNMA 2.500 01/20/51 4,947,303
20,671,869 GNMA 2.000 02/20/51 16,940,438
3,910,760 GNMA 1.500 04/20/51 3,069,943
16,419,282 GNMA 2.000 04/20/51 13,452,257
34,214,828 GNMA 2.500 04/20/51 29,168,960
14,150,736 GNMA 2.500 05/20/51 12,065,136
5,878,544 GNMA 2.000 06/20/51 4,816,237
67,462,328 GNMA 2.500 07/20/51 57,505,099
6,078,418 GNMA 2.000 08/20/51 4,979,939
19,577,209 GNMA 2.500 08/20/51 16,686,622
7,680,095 GNMA 3.000 08/20/51 6,771,846
23,922,545 GNMA 2.500 09/20/51 20,387,828
152,416,510 GNMA 2.000 11/20/51 124,871,118
16,969,133 GNMA 2.000 12/20/51 13,902,334
25,054,907 GNMA 2.500 12/20/51 21,342,367
24,582,514 GNMA 3.000 12/20/51 21,686,915
4,214,580 GNMA 3.500 01/20/52 3,834,087
12,887,086 GNMA 2.500 02/20/52 10,974,063
21,001,690 GNMA 3.500 02/20/52 19,105,644
9,245,395 GNMA 2.000 04/20/52 7,577,229
24,427,475 GNMA 2.500 04/20/52 20,801,279
17,550,114 GNMA 3.000 04/20/52 15,473,104
16,200,667 GNMA 2.000 05/20/52 13,277,531
13,963,988 GNMA 2.500 05/20/52 11,891,784
8,219,518 GNMA 3.000 05/20/52 7,246,758
8,989,246 GNMA 4.000 05/20/52 8,409,711
16,522,869 GNMA 3.000 06/20/52 14,567,433
9,028,854 GNMA 4.000 06/20/52 8,446,757
3,142,913 GNMA 3.000 07/20/52 2,770,962
15,360,424 GNMA 3.500 07/20/52 13,973,590
4,538,441 GNMA 4.500 07/20/52 4,364,727
4,503,273 GNMA 3.500 08/20/52 4,096,685
9,200,899 GNMA 4.000 08/20/52 8,607,690
4,569,917 GNMA 4.500 08/20/52 4,394,057
4,507,307 GNMA 5.000 08/20/52 4,435,235
5,625,503 GNMA 3.500 09/20/52 5,117,583
11,911,699 GNMA 4.000 09/20/52 11,143,712
37,132,753 GNMA 4.500 09/20/52 35,696,157
4,538,404 GNMA 5.000 09/20/52 4,463,015
8,704,890 GNMA 5.500 09/20/52 8,706,651
7,144,358 GNMA 3.500 10/20/52 6,499,289
19,939,153 GNMA 4.000 10/20/52 18,653,613
2,033,560 GNMA 3.500 11/20/52 1,849,953
4,680,713 GNMA 4.500 11/20/52 4,496,982
29,242,059 GNMA 5.000 11/20/52 28,758,324

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 9,221,232 GNMA 5.500% 11/20/52 $ 9,215,167
9,983,549 GNMA 3.500 12/20/52 9,082,207
1,077,803 GNMA 4.000 12/20/52 1,008,314
8,135,492 GNMA 5.500 12/20/52 8,135,472
5,061,369 GNMA 6.000 12/20/52 5,108,593
2,819,676 GNMA 5.000 01/20/53 2,771,701
7,556,402 GNMA 6.000 01/20/53 7,626,905
5,056,804 GNMA 6.500 01/20/53 5,144,367
5,450,228 GNMA 2.500 02/20/53 4,645,993
1,949,121 GNMA 4.000 02/20/53 1,823,461
5,831,183 GNMA 5.000 02/20/53 5,735,821
5,651,250 GNMA 5.500 02/20/53 5,647,533
2,994,392 GNMA 4.500 03/20/53 2,877,994
19,655,411 GNMA 5.000 03/20/53 19,325,625
5,532,316 GNMA 5.500 03/20/53 5,528,678
3,378,286 GNMA 6.000 03/20/53 3,409,806
4,061,607 GNMA 4.000 04/20/53 3,799,748
5,013,385 GNMA 4.500 05/20/53 4,816,176
15,915,442 GNMA 5.000 05/20/53 15,638,798
17,532,783 GNMA 5.500 06/20/53 17,521,252
5,820,061 GNMA 6.500 06/20/53 5,920,841
11,306,633 GNMA 4.500 07/20/53 10,861,861
4,901,809 GNMA 5.500 07/20/53 4,898,585
8,594,472 GNMA 6.000 07/20/53 8,674,661
13,201,713 GNMA 5.500 08/20/53 13,193,031
2,919,594 GNMA 6.000 08/20/53 2,946,835
12,033,842 GNMA 6.000 09/20/53 12,146,121
14,164,601 GNMA 6.000 11/20/53 14,296,761
12,149,948 GNMA 6.500 11/20/53 12,360,336
6,254,489 GNMA 7.000 11/20/53 6,392,612
6,759,433 GNMA 7.000 12/20/53 6,908,707
12,329,197 (e) GNMA 5.500 01/20/54 12,321,089
3,959,028 GNMA 6.000 01/20/54 3,995,967
13,603,792 GNMA 6.500 01/20/54 13,839,354
3,120,414 GNMA 4.500 02/20/54 2,997,662
9,190,864 (e) GNMA 5.000 02/20/54 9,031,099
2,994,512 GNMA 6.000 02/20/54 3,022,452
2,942,427 (e) GNMA 6.500 02/20/54 2,993,378
4,950,000 (e) GNMA 6.000 03/20/54 4,996,185
TOTAL MORTGAGE BACKED 6,110,947,711
MUNICIPAL BONDS - 0.7%
200,000 Alabama Economic Settlement Authority 4.263 09/15/32 192,864
250,000 Alabama Federal Aid Highway Finance Authority 2.650 09/01/37 202,741
300,000 American Municipal Power, Inc 7.834 02/15/41 367,549
455,000 American Municipal Power, Inc 6.270 02/15/50 484,659
1,165,000 American Municipal Power, Inc 8.084 02/15/50 1,547,835
1,000,000 Bay Area Toll Authority 6.918 04/01/40 1,145,270
2,000,000 Bay Area Toll Authority 6.263 04/01/49 2,262,757
755,000 Bay Area Toll Authority 3.126 04/01/55 534,397
200,000 Board of Regents of the University of Texas System 3.852 08/15/46 168,327
700,000 Board of Regents of the University of Texas System 4.794 08/15/46 667,937
750,000 Board of Regents of the University of Texas System 2.439 08/15/49 481,974
500,000 California Earthquake Authority 5.603 07/01/27 504,051
100,000 California Health Facilities Financing Authority 4.190 06/01/37 93,074
100,000 California Health Facilities Financing Authority 4.353 06/01/41 91,746
200,000 California Institute of Technology 4.321 08/01/45 182,843
750,000 California Institute of Technology 3.650 09/01/19 520,606
200,000 California State University 3.899 11/01/47 169,796
1,000,000 California State University 2.897 11/01/51 715,496
750,000 California State University 2.975 11/01/51 525,126
950,000 California State University 2.939 11/01/52 657,479

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 2,000,000 California State University 5.183% 11/01/53 $ 1,991,888
720,000 Central Puget Sound Regional Transit Authority 5.491 11/01/39 739,588
1,665,000 Charlotte-Mecklenburg Hospital Authority 3.204 01/15/51 1,184,525
2,250,000 Chicago O'Hare International Airport 6.395 01/01/40 2,483,687
200,000 Chicago O'Hare International Airport 4.472 01/01/49 186,749
200,000 Chicago O'Hare International Airport 4.572 01/01/54 188,781
680,000 City of Atlanta GA Water & Wastewater Revenue 2.257 11/01/35 550,235
690,000 City of Houston TX 3.961 03/01/47 598,827
140,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4.242 05/15/48 124,140
345,000 City of New York NY 5.263 10/01/52 359,987
1,440,000 City of New York NY 5.828 10/01/53 1,611,068
1,000,000 City of Riverside CA 3.857 06/01/45 871,722
750,000 City of San Antonio TX Electric & Gas Systems Revenue 5.808 02/01/41 789,766
875,000 City of Tucson AZ 2.856 07/01/47 637,163
150,000 Colorado Bridge Enterprise 6.078 12/01/40 162,328
200,000 Commonwealth Financing Authority 4.014 06/01/33 190,030
100,000 Commonwealth Financing Authority 3.864 06/01/38 91,320
100,000 Commonwealth Financing Authority 4.144 06/01/38 93,775
645,000 Commonwealth Financing Authority 3.807 06/01/41 555,113
825,000 Commonwealth Financing Authority 2.991 06/01/42 626,722
1,000,000 Commonwealth of Massachusetts 3.769 07/15/29 973,196
659,427 Commonwealth of Massachusetts 4.110 07/15/31 651,663
100,000 Commonwealth of Massachusetts 3.277 06/01/46 81,034
750,000 Commonwealth of Massachusetts 2.900 09/01/49 540,411
500,000 Commonwealth of Massachusetts Transportation Fund
Revenue
5.731 06/01/40 519,988
130,000 County of Broward FL Airport System Revenue 3.477 10/01/43 106,841
200,000 County of Clark Department of Aviation 6.820 07/01/45 236,936
135,000 County of Miami-Dade FL Aviation Revenue 4.280 10/01/41 123,274
200,000 County of Miami-Dade FL Water & Sewer System
Revenue
3.490 10/01/42 166,864
510,000 County of Miami-Dade Seaport Department 6.224 11/01/55 544,666
1,000,000 County of Riverside CA 3.818 02/15/38 917,876
1,485,000 Dallas Area Rapid Transit 2.613 12/01/48 1,031,426
750,000 Dallas Area Rapid Transit 5.022 12/01/48 728,039
250,000 Dallas Fort Worth International Airport 2.994 11/01/38 210,306
235,000 Dallas Fort Worth International Airport 3.089 11/01/40 189,965
100,000 Dallas Fort Worth International Airport 3.144 11/01/45 77,474
255,000 Dallas Fort Worth International Airport 2.843 11/01/46 189,501
210,000 Dallas Fort Worth International Airport 2.919 11/01/50 152,066
235,000 Dallas Fort Worth International Airport 4.087 11/01/51 202,906
445,000 Dallas Fort Worth International Airport 4.507 11/01/51 410,094
350,000 Denver City & County School District No 4.242 12/15/37 331,314
200,000 District of Columbia 5.591 12/01/34 203,867
470,000 District of Columbia Water & Sewer Authority 3.207 10/01/48 358,368
445,000 District of Columbia Water & Sewer Authority 4.814 10/01/14 413,206
500,000 Duke University 2.682 10/01/44 367,901
115,000 Duke University 3.299 10/01/46 89,660
500,000 Duke University 2.757 10/01/50 346,778
500,000 Duke University 2.832 10/01/55 337,583
5,000 Energy Northwest 2.814 07/01/24 4,966
360,000 Foothill-Eastern Transportation Corridor Agency 4.094 01/15/49 303,707
300,000 Foothill-Eastern Transportation Corridor Agency 3.924 01/15/53 243,175
300,000 George Washington University 4.300 09/15/44 267,731
200,000 George Washington University 4.868 09/15/45 194,872
375,000 George Washington University 4.126 09/15/48 324,408
1,000,000 Golden State Tobacco Securitization Corp 3.487 06/01/36 834,481
1,500,000 Golden State Tobacco Securitization Corp 3.115 06/01/38 1,219,888
430,000 Golden State Tobacco Securitization Corp 3.714 06/01/41 338,261
685,000 Golden State Tobacco Securitization Corp 3.850 06/01/50 642,316
1,000,000 Golden State Tobacco Securitization Corp 4.214 06/01/50 762,333

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 970,000 Grand Parkway Transportation Corp 3.236% 10/01/52 $ 715,696
200,000 Health & Educational Facilities Authority of the State
of Missouri
3.651 01/15/46 164,861
200,000 Health & Educational Facilities Authority of the State
of Missouri
3.086 09/15/51 142,907
200,000 Health & Educational Facilities Authority of the State
of Missouri
3.652 08/15/57 158,108
1,500,000 Idaho Energy Resources Authority 2.861 09/01/46 1,063,737
500,000 Illinois State Toll Highway Authority 6.184 01/01/34 533,316
385,000 Indiana Finance Authority 3.051 01/01/51 288,791
770,000 JobsOhio Beverage System 2.833 01/01/38 630,647
1,500,000 Kansas Development Finance Authority 2.774 05/01/51 1,052,311
1,000,000 Los Angeles Community College District 1.606 08/01/28 904,063
1,000,000 Los Angeles Community College District 1.806 08/01/30 865,848
770,000 Los Angeles Community College District 2.106 08/01/32 647,106
240,000 Los Angeles Community College District 6.750 08/01/49 280,836
350,000 Los Angeles Department of Water & Power 5.716 07/01/39 366,225
1,500,000 Los Angeles Department of Water & Power 6.574 07/01/45 1,732,803
1,630,000 Los Angeles Unified School District 5.750 07/01/34 1,692,943
923,449 Louisiana Local Government Environmental Facilities &
Community Development Auth
5.081 06/01/31 928,342
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4.145 02/01/33 970,782
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
5.048 12/01/34 1,011,185
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4.275 02/01/36 952,342
830,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4.475 08/01/39 783,110
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
5.198 12/01/39 1,015,811
1,000,000 Maryland Health & Higher Educational Facilities
Authority
3.052 07/01/40 751,339
1,000,000 Maryland Health & Higher Educational Facilities
Authority
3.197 07/01/50 715,740
1,000,000 Massachusetts School Building Authority 1.753 08/15/30 863,741
100,000 Massachusetts School Building Authority 5.715 08/15/39 105,226
500,000 Massachusetts School Building Authority 3.395 10/15/40 423,049
1,000,000 Massachusetts Water Resources Authority 2.823 08/01/41 789,127
200,000 Metropolitan Government Nashville & Davidson County
Health & Educational Facs Bd
4.053 07/01/26 195,875
100,000 Metropolitan Government of Nashville & Davidson
County Convention Center Auth
6.731 07/01/43 114,808
940,000 Metropolitan Transportation Authority 6.648 11/15/39 1,029,221
1,150,000 Metropolitan Transportation Authority 7.336 11/15/39 1,392,162
335,000 Metropolitan Transportation Authority 5.175 11/15/49 311,872
460,000 Metropolitan Water Reclamation District of Greater
Chicago
5.720 12/01/38 489,333
350,000 Michigan Finance Authority 3.384 12/01/40 287,094
570,000 Michigan State Building Authority 2.705 10/15/40 433,122
235,000 Michigan State University 4.496 08/15/48 217,267
1,000,000 Michigan State University 4.165 08/15/22 788,691
770,000 Michigan Strategic Fund 3.225 09/01/47 594,031
500,000 Missouri Highway & Transportation Commission 5.445 05/01/33 504,800
238,000 Municipal Electric Authority of Georgia 6.637 04/01/57 274,800
474,000 Municipal Electric Authority of Georgia 6.655 04/01/57 547,729
947,000 New Jersey Economic Development Authority 7.425 02/15/29 1,015,602
800,000 New Jersey Transportation Trust Fund Authority 5.754 12/15/28 807,447
1,335,000 New Jersey Turnpike Authority 7.414 01/01/40 1,595,007
1,000,000 New Jersey Turnpike Authority 7.102 01/01/41 1,164,087
2,385,000 New York City Municipal Water Finance Authority 5.440 06/15/43 2,385,916
910,000 New York City Transitional Finance Authority Future Tax
Secured Revenue
5.767 08/01/36 939,371

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 130,000 New York State Dormitory Authority 5.628% 03/15/39 $ 133,371
545,000 New York State Dormitory Authority 5.600 03/15/40 550,598
200,000 New York State Dormitory Authority 4.946 08/01/48 184,135
1,000,000 New York State Urban Development Corp 3.900 03/15/33 954,998
2,000,000 North Texas Tollway Authority 3.011 01/01/43 1,531,975
1,000,000 North Texas Tollway Authority 6.718 01/01/49 1,183,645
605,000 Ohio Turnpike & Infrastructure Commission 3.216 02/15/48 463,472
661,554 Oklahoma Development Finance Authority 3.877 05/01/37 635,972
500,000 Oklahoma Development Finance Authority 4.623 06/01/44 480,245
750,000 Oklahoma Development Finance Authority 4.380 11/01/45 704,954
250,000 Oklahoma Development Finance Authority 4.714 05/01/52 239,370
512,054 Oregon School Boards Association 4.759 06/30/28 509,373
250,000 Oregon School Boards Association 5.680 06/30/28 254,799
1,000,000 Oregon State University 3.424 03/01/60 742,779
500,000 Pennsylvania State University 2.790 09/01/43 371,088
205,000 Pennsylvania State University 2.840 09/01/50 145,880
300,000 Permanent University Fund-Texas A&M University
System
3.660 07/01/47 252,443
200,000 Permanent University Fund-University of Texas System 3.376 07/01/47 157,533
1,215,000 Port Authority of New York & New Jersey 6.040 12/01/29 1,300,184
500,000 Port Authority of New York & New Jersey 5.647 11/01/40 536,277
300,000 Port Authority of New York & New Jersey 4.823 06/01/45 284,755
1,000,000 Port Authority of New York & New Jersey 5.310 08/01/46 988,968
200,000 Port Authority of New York & New Jersey 4.031 09/01/48 169,994
900,000 Port Authority of New York & New Jersey 3.139 02/15/51 680,951
400,000 Port Authority of New York & New Jersey 4.229 10/15/57 347,283
1,600,000 Port Authority of New York & New Jersey 3.175 07/15/60 1,112,681
2,200,000 Port Authority of New York & New Jersey 4.810 10/15/65 2,105,463
250,000 Port Authority of New York & New Jersey 3.287 08/01/69 171,468
1,000,000 Port of Morrow OR 2.543 09/01/40 747,137
1,000,000 Regents of the University of California Medical Center
Pooled Revenue
4.132 05/15/32 959,482
750,000 Regents of the University of California Medical Center
Pooled Revenue
3.006 05/15/50 519,513
1,500,000 Regents of the University of California Medical Center
Pooled Revenue
4.563 05/15/53 1,370,087
750,000 Regents of the University of California Medical Center
Pooled Revenue
3.256 05/15/60 518,200
750,000 Regents of the University of California Medical Center
Pooled Revenue
3.706 05/15/20 516,194
500,000 Rutgers The State University of New Jersey 3.270 05/01/43 405,398
500,000 Rutgers The State University of New Jersey 3.915 05/01/19 364,777
185,000 Sales Tax Securitization Corp 4.637 01/01/40 177,648
1,125,000 Sales Tax Securitization Corp 3.238 01/01/42 911,092
200,000 Sales Tax Securitization Corp 3.587 01/01/43 168,213
1,000,000 Sales Tax Securitization Corp 3.820 01/01/48 813,120
200,000 Sales Tax Securitization Corp 4.787 01/01/48 187,253
100,000 Salt River Project Agricultural Improvement & Power
District
4.839 01/01/41 97,449
500,000 San Diego County Water Authority 6.138 05/01/49 548,156
1,000,000 San Joaquin Hills Transportation Corridor Agency 3.492 01/15/50 777,805
100,000 San Jose Redevelopment Agency Successor Agency 3.375 08/01/34 90,400
750,000 State Board of Administration Finance Corp 1.258 07/01/25 715,200
750,000 State Board of Administration Finance Corp 1.705 07/01/27 680,381
400,000 State Board of Administration Finance Corp 2.154 07/01/30 342,066
200,000 State of California 3.375 04/01/25 196,852
200,000 State of California 3.500 04/01/28 193,620
1,000,000 State of California 5.750 10/01/31 1,069,259
1,000,000 State of California 6.000 03/01/33 1,092,004
300,000 State of California 4.500 04/01/33 292,403
250,000 State of California 7.500 04/01/34 294,290
1,000,000 State of California 5.125 03/01/38 1,012,421

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 225,000 State of California 4.600% 04/01/38 $ 217,661
1,285,000 State of California 7.550 04/01/39 1,576,288
3,400,000 State of California 7.300 10/01/39 4,006,138
2,740,000 State of California 7.625 03/01/40 3,348,112
1,500,000 State of California 7.600 11/01/40 1,856,327
595,000 State of California 5.200 03/01/43 595,969
620,000 State of Connecticut 5.850 03/15/32 650,017
5,950,000 State of Illinois 5.100 06/01/33 5,912,267
1,195,385 State of Illinois 6.725 04/01/35 1,261,183
500,000 State of Kansas Department of Transportation 4.596 09/01/35 486,914
2,000,000 State of Louisiana Gasoline & Fuels Tax Revenue 2.952 05/01/41 1,543,344
85,000 State of Oregon 5.892 06/01/27 86,385
100,000 State of Oregon Department of Transportation 5.834 11/15/34 104,560
600,000 State of Texas 4.631 04/01/33 587,657
50,000 State of Texas 5.517 04/01/39 51,913
1,000,000 State of Texas 4.681 04/01/40 953,707
232,895 State of Utah 3.539 07/01/25 229,963
200,000 State of Washington 5.090 08/01/33 200,000
200,000 State of Wisconsin 3.154 05/01/27 191,941
200,000 State of Wisconsin 3.954 05/01/36 186,785
604,000 State Public School Building Authority 5.000 09/15/27 605,790
100,000 Sumter Landing Community Development District 4.172 10/01/47 89,033
1,000,000 Texas Natural Gas Securitization Finance Corp 5.102 04/01/35 1,009,619
785,000 Texas Natural Gas Securitization Finance Corp 5.169 04/01/41 798,376
430,000 Texas Private Activity Bond Surface Transportation Corp 3.922 12/31/49 358,137
1,000,000 Texas Transportation Commission 2.562 04/01/42 755,399
1,000,000 Texas Transportation Commission 2.472 10/01/44 698,672
440,000 Texas Transportation Commission State Highway Fund 5.028 04/01/26 438,033
1,190,000 Texas Transportation Commission State Highway Fund 5.178 04/01/30 1,189,099
560,000 Texas Transportation Commission State Highway Fund 4.000 10/01/33 560,000
100,000 The Ohio State University 4.910 06/01/40 98,792
220,000 Trustees of Princeton University 5.700 03/01/39 241,701
1,000,000 Trustees of the University of Pennsylvania 2.396 10/01/50 604,394
100,000 Trustees of the University of Pennsylvania 4.674 09/01/12 93,877
500,000 Trustees of the University of Pennsylvania 3.610 02/15/19 357,106
1,000,000 University of California 0.883 05/15/25 956,025
200,000 University of California 3.063 07/01/25 195,586
1,000,000 University of California 1.316 05/15/27 906,594
500,000 University of California 3.349 07/01/29 473,199
1,000,000 University of California 1.614 05/15/30 844,577
200,000 University of California 3.931 05/15/45 184,820
200,000 University of California 4.131 05/15/45 184,588
1,500,000 University of California 3.071 05/15/51 1,088,035
860,000 University of California 4.858 05/15/12 802,634
200,000 University of California 4.767 05/15/15 183,177
500,000 University of Chicago 2.761 04/01/45 389,857
300,000 University of Chicago 4.003 10/01/53 253,968
750,000 University of Michigan 2.437 04/01/40 555,687
1,000,000 University of Michigan 3.599 04/01/47 855,174
500,000 University of Michigan 2.562 04/01/50 330,264
500,000 University of Michigan 3.504 04/01/52 397,916
750,000 University of Michigan 3.504 04/01/52 596,873
750,000 University of Michigan 4.454 04/01/22 648,212
1,500,000 University of Minnesota 4.048 04/01/52 1,315,680
500,000 University of Nebraska Facilities Corp 3.037 10/01/49 376,703
300,000 University of Southern California 3.028 10/01/39 242,321
200,000 University of Southern California 3.841 10/01/47 168,228
500,000 University of Southern California 2.805 10/01/50 346,739
200,000 (a) University of Southern California 5.250 10/01/11 207,089
1,000,000 University of Virginia 2.256 09/01/50 613,487
1,600,000 University of Virginia 2.584 11/01/51 1,048,337

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 500,000 University of Virginia 3.227% 09/01/19 $ 311,753
TOTAL MUNICIPAL BONDS 155,509,265
U.S. TREASURY SECURITIES - 41.0%
179,483,000 United States Treasury Bond 3.500 02/15/39 164,892,996
2,000,000 United States Treasury Bond 4.500 08/15/39 2,049,141
44,850,000 United States Treasury Bond 4.375 11/15/39 45,245,941
17,585,000 United States Treasury Bond 3.875 08/15/40 16,598,591
11,185,000 United States Treasury Bond 4.250 11/15/40 11,032,954
26,350,000 United States Treasury Bond 4.375 05/15/41 26,299,565
10,000,000 United States Treasury Bond 3.750 08/15/41 9,205,078
48,300,000 United States Treasury Bond 3.125 11/15/41 40,577,660
18,550,000 United States Treasury Bond 3.125 02/15/42 15,522,582
22,000,000 United States Treasury Bond 3.000 05/15/42 18,006,484
20,000,000 United States Treasury Bond 2.750 08/15/42 15,694,531
10,250,000 United States Treasury Bond 2.875 05/15/43 8,144,346
16,000,000 United States Treasury Bond 2.500 02/15/45 11,699,375
22,000,000 United States Treasury Bond 3.000 05/15/45 17,539,844
16,000,000 United States Treasury Bond 2.875 08/15/45 12,454,375
27,000,000 United States Treasury Bond 2.500 05/15/46 19,477,969
13,300,000 United States Treasury Bond 2.875 11/15/46 10,248,793
28,000,000 United States Treasury Bond 3.000 02/15/47 22,027,031
30,000,000 United States Treasury Bond 2.750 08/15/47 22,450,781
45,000,000 United States Treasury Bond 2.750 11/15/47 33,623,437
38,500,000 United States Treasury Bond 3.000 02/15/48 30,112,715
48,500,000 United States Treasury Bond 3.125 05/15/48 38,788,633
35,500,000 United States Treasury Bond 3.000 08/15/48 27,706,641
35,000,000 United States Treasury Bond 3.375 11/15/48 29,248,242
82,500,000 United States Treasury Bond 3.000 02/15/49 64,320,996
10,500,000 United States Treasury Bond 2.875 05/15/49 7,986,973
7,500,000 United States Treasury Bond 2.250 08/15/49 5,001,270
8,615,000 United States Treasury Bond 2.375 11/15/49 5,900,938
41,900,000 United States Treasury Note 1.500 11/30/24 40,886,462
35,000,000 United States Treasury Note 4.500 11/30/24 34,831,836
75,000,000 United States Treasury Note 1.750 12/31/24 73,130,859
40,000,000 United States Treasury Note 2.250 12/31/24 39,155,469
13,000,000 United States Treasury Note 1.375 01/31/25 12,605,938
30,000,000 United States Treasury Note 4.125 01/31/25 29,755,859
40,000,000 United States Treasury Note 1.125 02/28/25 38,597,266
73,000,000 United States Treasury Note 0.500 03/31/25 69,814,395
8,000,000 United States Treasury Note 2.625 03/31/25 7,814,599
32,000,000 United States Treasury Note 3.875 03/31/25 31,638,775
10,000,000 United States Treasury Note 2.625 04/15/25 9,759,386
50,000,000 United States Treasury Note 0.375 04/30/25 47,589,844
119,000,000 United States Treasury Note 0.250 06/30/25 112,343,438
25,000,000 United States Treasury Note 4.625 06/30/25 24,909,180
98,500,000 United States Treasury Note 0.250 07/31/25 92,666,953
54,000,000 United States Treasury Note 0.250 08/31/25 50,629,218
20,000,000 United States Treasury Note 2.750 08/31/25 19,427,344
50,000,000 United States Treasury Note 0.250 09/30/25 46,724,609
30,000,000 United States Treasury Note 3.000 09/30/25 29,219,531
97,000,000 United States Treasury Note 0.250 10/31/25 90,353,985
30,000,000 United States Treasury Note 2.250 11/15/25 28,817,578
265,000,000 United States Treasury Note 0.375 11/30/25 246,543,163
25,000,000 United States Treasury Note 4.875 11/30/25 25,036,133
50,000,000 United States Treasury Note 0.375 12/31/25 46,375,000
126,000,000 United States Treasury Note 0.375 01/31/26 116,495,859
25,000,000 United States Treasury Note 4.250 01/31/26 24,802,735
137,000,000 United States Treasury Note 0.500 02/28/26 126,623,320
27,000,000 (a) United States Treasury Note 4.625 02/28/26 26,977,852
30,000,000 United States Treasury Note 4.625 03/15/26 29,974,219
90,000,000 United States Treasury Note 0.750 03/31/26 83,390,625

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 50,000,000 United States Treasury Note 2.250% 03/31/26 $ 47,748,047
20,000,000 United States Treasury Note 4.500 03/31/26 19,950,000
120,000,000 United States Treasury Note 0.750 04/30/26 110,859,374
30,000,000 United States Treasury Note 1.625 05/15/26 28,196,484
165,000,000 United States Treasury Note 0.750 05/31/26 152,012,695
10,000,000 United States Treasury Note 4.125 06/15/26 9,901,563
135,000,000 United States Treasury Note 0.875 06/30/26 124,474,219
25,000,000 United States Treasury Note 4.500 07/15/26 24,962,891
85,000,000 United States Treasury Note 0.625 07/31/26 77,682,031
115,000,000 United States Treasury Note 0.750 08/31/26 105,121,679
31,500,000 United States Treasury Note 4.625 09/15/26 31,568,906
60,000,000 United States Treasury Note 0.875 09/30/26 54,911,719
71,000,000 United States Treasury Note 1.625 09/30/26 66,226,914
170,000,000 United States Treasury Note 1.125 10/31/26 156,134,375
10,000,000 United States Treasury Note 1.625 10/31/26 9,308,203
30,000,000 United States Treasury Note 4.625 11/15/26 30,097,266
115,000,000 United States Treasury Note 1.250 11/30/26 105,741,602
30,000,000 United States Treasury Note 4.375 12/15/26 29,926,172
81,000,000 United States Treasury Note 1.250 12/31/26 74,361,797
89,500,000 United States Treasury Note 1.750 12/31/26 83,297,929
72,000,000 United States Treasury Note 1.500 01/31/27 66,397,500
30,000,000 United States Treasury Note 4.125 02/15/27 29,746,875
87,000,000 United States Treasury Note 1.875 02/28/27 80,950,781
30,000,000 United States Treasury Note 4.250 03/15/27 29,861,719
97,000,000 United States Treasury Note 2.500 03/31/27 91,839,297
11,000,000 United States Treasury Note 2.750 04/30/27 10,474,922
40,000,000 United States Treasury Note 2.625 05/31/27 37,904,688
5,000,000 United States Treasury Note 0.500 06/30/27 4,417,188
96,000,000 United States Treasury Note 3.250 06/30/27 92,707,500
111,000,000 United States Treasury Note 2.750 07/31/27 105,415,313
46,000,000 United States Treasury Note 2.250 08/15/27 42,950,703
48,000,000 United States Treasury Note 3.125 08/31/27 46,110,000
58,000,000 United States Treasury Note 4.125 09/30/27 57,549,140
163,000,000 United States Treasury Note 4.125 10/31/27 161,707,461
75,000,000 United States Treasury Note 0.625 11/30/27 65,639,648
128,500,000 United States Treasury Note 3.875 11/30/27 126,421,913
37,000,000 United States Treasury Note 3.875 12/31/27 36,403,086
54,000,000 United States Treasury Note 3.500 01/31/28 52,420,078
48,800,000 United States Treasury Note 2.750 02/15/28 46,066,438
86,000,000 United States Treasury Note 4.000 02/29/28 84,995,547
14,500,000 United States Treasury Note 3.625 03/31/28 14,135,234
14,000,000 United States Treasury Note 3.500 04/30/28 13,580,547
66,000,000 United States Treasury Note 2.875 05/15/28 62,455,078
116,000,000 United States Treasury Note 3.625 05/31/28 113,059,219
20,000,000 United States Treasury Note 1.250 06/30/28 17,657,812
141,500,000 United States Treasury Note 4.000 06/30/28 139,930,234
81,000,000 United States Treasury Note 4.125 07/31/28 80,493,750
50,000,000 United States Treasury Note 1.125 08/31/28 43,720,703
40,000,000 United States Treasury Note 4.375 08/31/28 40,164,062
24,000,000 United States Treasury Note 4.625 09/30/28 24,345,937
10,000,000 United States Treasury Note 1.375 10/31/28 8,808,594
98,000,000 United States Treasury Note 4.875 10/31/28 100,461,485
85,000,000 United States Treasury Note 3.125 11/15/28 80,959,180
70,000,000 United States Treasury Note 1.500 11/30/28 61,914,453
47,500,000 United States Treasury Note 4.375 11/30/28 47,750,488
75,000,000 United States Treasury Note 3.750 12/31/28 73,400,391
50,000,000 United States Treasury Note 1.750 01/31/29 44,597,656
84,500,000 United States Treasury Note 4.000 01/31/29 83,628,594
50,000,000 United States Treasury Note 2.625 02/15/29 46,447,266
152,500,000 (a) United States Treasury Note 4.250 02/28/29 152,702,538
50,000,000 United States Treasury Note 2.375 03/31/29 45,824,219

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 97,500,000 United States Treasury Note 4.125% 03/31/29 $ 97,081,054
30,000,000 United States Treasury Note 2.875 04/30/29 28,139,063
92,000,000 United States Treasury Note 2.375 05/15/29 84,162,031
50,000,000 United States Treasury Note 2.750 05/31/29 46,574,219
22,000,000 United States Treasury Note 1.625 08/15/29 19,309,297
44,000,000 United States Treasury Note 4.000 10/31/29 43,479,219
50,000,000 United States Treasury Note 3.875 11/30/29 49,097,656
80,000,000 United States Treasury Note 3.500 01/31/30 76,981,250
117,000,000 United States Treasury Note 1.500 02/15/30 100,588,008
50,000,000 United States Treasury Note 4.000 02/28/30 49,398,438
50,000,000 United States Treasury Note 3.625 03/31/30 48,398,438
42,000,000 United States Treasury Note 3.500 04/30/30 40,359,375
50,000,000 United States Treasury Note 0.625 05/15/30 40,380,860
49,000,000 United States Treasury Note 3.750 05/31/30 47,715,664
75,000,000 United States Treasury Note 3.750 06/30/30 73,013,672
71,000,000 United States Treasury Note 4.000 07/31/30 70,073,672
37,000,000 United States Treasury Note 0.625 08/15/30 29,630,351
32,750,000 United States Treasury Note 4.125 08/31/30 32,540,195
20,000,000 United States Treasury Note 4.625 09/30/30 20,438,281
60,000,000 United States Treasury Note 4.875 10/31/30 62,182,031
64,000,000 United States Treasury Note 0.875 11/15/30 51,802,500
30,000,000 United States Treasury Note 4.000 01/31/31 29,606,250
30,000,000 United States Treasury Note 1.125 02/15/31 24,601,172
50,000,000 United States Treasury Note 4.250 02/28/31 50,085,938
30,000,000 United States Treasury Note 4.125 03/31/31 29,831,250
121,000,000 United States Treasury Note 1.625 05/15/31 101,970,860
39,000,000 United States Treasury Note 1.250 08/15/31 31,768,242
18,200,000 United States Treasury Note 1.375 11/15/31 14,865,703
48,500,000 United States Treasury Note 1.875 02/15/32 40,963,555
41,000,000 United States Treasury Note 2.875 05/15/32 37,225,117
60,500,000 United States Treasury Note 2.750 08/15/32 54,263,301
18,000,000 United States Treasury Note 4.125 11/15/32 17,876,953
4,000,000 United States Treasury Note 3.500 02/15/33 3,788,281
93,250,000 United States Treasury Note 3.375 05/15/33 87,356,309
66,510,000 United States Treasury Note 3.875 08/15/33 64,743,328
62,000,000 United States Treasury Note 4.500 11/15/33 63,375,625
141,000,000 United States Treasury Note 4.000 02/15/34 138,664,688
21,250,000 United States Treasury Note 4.500 02/15/36 22,104,150
22,400,000 United States Treasury Note 5.000 05/15/37 24,346,875
57,000,000 United States Treasury Note 1.125 05/15/40 35,613,867
32,500,000 United States Treasury Note 1.125 08/15/40 20,118,262
127,500,000 United States Treasury Note 1.375 11/15/40 81,988,477
76,500,000 United States Treasury Note 1.875 02/15/41 53,331,856
76,000,000 United States Treasury Note 2.250 05/15/41 56,150,937
70,000,000 United States Treasury Note 1.750 08/15/41 47,239,062
21,150,000 United States Treasury Note 2.000 11/15/41 14,838,047
13,500,000 United States Treasury Note 2.375 02/15/42 10,041,152
5,500,000 United States Treasury Note 3.250 05/15/42 4,675,215
70,000,000 United States Treasury Note 3.375 08/15/42 60,462,500
62,300,000 United States Treasury Note 4.000 11/15/42 58,683,679
40,300,000 United States Treasury Note 3.875 02/15/43 37,253,887
73,500,000 United States Treasury Note 3.875 05/15/43 67,835,332
20,500,000 United States Treasury Note 4.375 08/15/43 20,256,562
122,800,000 United States Treasury Note 4.750 11/15/43 127,385,812
91,000,000 (a) United States Treasury Note 4.500 02/15/44 91,497,656
35,850,000 United States Treasury Note 1.250 05/15/50 18,335,314
28,000,000 United States Treasury Note 1.375 08/15/50 14,786,406
68,500,000 United States Treasury Note 1.625 11/15/50 38,689,121
50,000,000 United States Treasury Note 1.875 02/15/51 30,121,094
52,500,000 United States Treasury Note 2.375 05/15/51 35,640,527
44,575,000 United States Treasury Note 2.000 08/15/51 27,617,347

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 47,500,000 United States Treasury Note 1.875% 11/15/51 $ 28,449,902
45,000,000 United States Treasury Note 2.250 02/15/52 29,599,805
29,000,000 United States Treasury Note 2.875 05/15/52 21,942,578
30,000,000 United States Treasury Note 3.000 08/15/52 23,302,734
55,250,000 United States Treasury Note 4.000 11/15/52 51,945,791
34,600,000 United States Treasury Note 3.625 02/15/53 30,383,125
94,000,000 United States Treasury Note 3.625 05/15/53 82,587,812
56,000,000 United States Treasury Note 4.125 08/15/53 53,821,250
58,000,000 United States Treasury Note 4.750 11/15/53 61,915,000
90,000,000 United States Treasury Note 4.250 02/15/54 88,509,375
TOTAL U.S. TREASURY SECURITIES 9,671,052,770
TOTAL GOVERNMENT BONDS 16,850,658,392
(Cost $18,683,951,739)
STRUCTURED ASSETS - 2.3%
ASSET BACKED - 0.6%
475,000 Ally Auto Receivables Trust 4.940 10/15/29 475,049
Series - 2024 1 (Class A4)
124,202 American Airlines Pass Through Trust 3.600 09/22/27 117,445
Series - 2015 2 (Class AA)
128,630 American Airlines Pass Through Trust 3.575 01/15/28 120,435
Series - 2016 1 (Class AA)
387,838 American Airlines Pass Through Trust 3.200 06/15/28 356,142
Series - 2016 2 (Class AA)
554,595 American Airlines Pass Through Trust 3.000 10/15/28 504,989
Series - 2016 3 (Class AA)
198,750 American Airlines Pass Through Trust 3.650 02/15/29 187,532
Series - 2017 1 (Class AA)
587,249 American Airlines Pass Through Trust 3.150 02/15/32 524,649
Series - 2020 A (Class AA)
1,600,000 American Express Credit Account Master Trust 0.900 11/15/26 1,553,256
Series - 2021 1 (Class A)
3,000,000 American Express Credit Account Master Trust 3.390 05/17/27 2,938,022
Series - 2022 2 (Class A)
3,000,000 American Express Credit Account Master Trust 3.750 08/15/27 2,942,182
Series - 2022 3 (Class A)
1,500,000 American Express Credit Account Master Trust 4.870 05/15/28 1,496,829
Series - 2023 1 (Class A)
950,000 American Express Credit Account Master Trust 5.230 09/15/28 956,520
Series - 2023 3 (Class A)
1,000,000 American Express Credit Account Master Trust 4.800 05/15/30 1,001,035
Series - 2023 2 (Class A)
500,000 American Express Credit Account Master Trust 5.150 09/15/30 507,991
Series - 2023 4 (Class A)
500,000 AmeriCredit Automobile Receivables Trust 1.060 08/18/26 485,777
Series - 2020 3 (Class C)
628,730 AmeriCredit Automobile Receivables Trust 0.680 10/19/26 623,714
Series - 2021 1 (Class B)
1,000,000 AmeriCredit Automobile Receivables Trust 0.890 10/19/26 964,389
Series - 2021 1 (Class C)
500,000 AmeriCredit Automobile Receivables Trust 0.690 01/19/27 487,210
Series - 2021 2 (Class B)
500,000 AmeriCredit Automobile Receivables Trust 1.010 01/19/27 470,426
Series - 2021 2 (Class C)
1,000,000 AmeriCredit Automobile Receivables Trust 5.810 05/18/28 1,005,145
Series - 2023 2 (Class A3)
960,000 BA Credit Card Trust 0.440 09/15/26 958,017
Series - 2021 A1 (Class A1)
1,000,000 BA Credit Card Trust 4.980 11/15/28 1,002,395
Series - 2023 A2 (Class A2)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 2,450,000 Barclays Dryrock Issuance Trust 0.630% 07/15/27 $ 2,396,236
Series - 2021 1 (Class A)
1,000,000 BMW Vehicle Lease Trust 5.980 02/25/27 1,011,774
Series - 2023 2 (Class A4)
1,000,000 BMW Vehicle Owner Trust 5.250 11/26/29 1,007,372
Series - 2023 A (Class A4)
10,000,000 Cantor Commercial Real Estate Lending 3.523 05/15/52 9,187,030
Series - 2019 CF1 (Class A4)
5,961,623 Cantor Commercial Real Estate Lending 3.623 05/15/52 5,703,145
Series - 2019 CF1 (Class A2)
2,000,000 Capital One MExecution Trust 1.040 11/15/26 1,944,845
Series - 2021 A3 (Class A3)
3,000,000 Capital One MExecution Trust 3.490 05/15/27 2,939,822
Series - 2022 A2 (Class A)
2,500,000 Capital One Multi-Asset Execution Trust 2.060 08/15/28 2,338,104
Series - 2019 A3 (Class A3)
33,686 CarMax Auto Owner Trust 0.500 08/15/25 33,539
Series - 2020 4 (Class A3)
564,371 CarMax Auto Owner Trust 0.520 02/17/26 555,117
Series - 2021 2 (Class A3)
500,000 CarMax Auto Owner Trust 0.530 10/15/26 479,498
Series - 2021 1 (Class A4)
900,000 CarMax Auto Owner Trust 0.740 10/15/26 857,643
Series - 2021 1 (Class B)
698,198 CarMax Auto Owner Trust 1.470 12/15/26 679,819
Series - 2022 1 (Class A3)
700,000 CarMax Auto Owner Trust 2.200 11/15/27 656,864
Series - 2022 1 (Class C)
750,000 CarMax Auto Owner Trust 6.000 07/17/28 762,618
Series - 2023 4 (Class A3)
750,000 CarMax Auto Owner Trust 5.960 05/15/29 770,515
Series - 2023 4 (Class A4)
1,000,000 CarMax Auto Owner Trust 4.940 08/15/29 997,737
Series - 2024 1 (Class A4)
500,000 Carvana Auto Receivables Trust 3.000 02/10/28 466,696
Series - 2022 P1 (Class B)
1,000,000 Carvana Auto Receivables Trust 3.520 02/10/28 962,132
Series - 2022 P1 (Class A4)
500,000 Carvana Auto Receivables Trust 3.300 04/10/28 465,229
Series - 2022 P1 (Class C)
1,000,000 Chase Issuance Trust 3.970 09/15/27 982,816
Series - 2022 A1 (Class A)
1,000,000 Chase Issuance Trust 5.160 09/15/28 1,005,097
Series - 2023 A1 (Class A)
1,500,000 Chase Issuance Trust 5.080 09/15/30 1,520,418
Series - 2023 A2 (Class A)
500,000 Citibank Credit Card Issuance Trust 5.230 12/08/27 500,127
Series - 2023 A1 (Class A1)
172,561 CNH Equipment Trust 0.440 08/17/26 167,538
Series - 2021 B (Class A3)
1,000,000 CNH Equipment Trust 0.700 05/17/27 938,119
Series - 2021 B (Class A4)
300,000 CNH Equipment Trust 5.150 04/17/28 299,608
Series - 2022 C (Class A3)
555,000 CNH Equipment Trust 5.460 03/17/31 563,530
Series - 2023 B (Class A4)
575,000 CNH Equipment Trust 4.800 07/15/31 571,321
Series - 2024 A (Class A4)
100,559 Continental Airlines Pass Through Trust 4.000 10/29/24 99,323
Series - 2012 2 (Class A)

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 78,693 Delta Air Lines Pass Through Trust 3.625% 07/30/27 $ 74,399
Series - 2015 1 (Class AA)
237,216 Delta Air Lines Pass Through Trust 2.000 06/10/28 214,433
Series - 2020 1 (Class AA)
1,500,000 Discover Card Execution Note Trust 0.580 09/15/26 1,466,208
Series - 2021 A1 (Class A1)
1,000,000 Discover Card Execution Note Trust 3.560 07/15/27 978,283
Series - 2022 A3 (Class A3)
1,500,000 Discover Card Execution Note Trust 5.030 10/15/27 1,497,126
Series - 2022 A4 (Class A)
1,500,000 Discover Card Execution Note Trust 4.930 06/15/28 1,497,084
Series - 2023 A2 (Class A)
1,500,000 Discover Card Execution Note Trust 1.030 09/15/28 1,364,502
Series - 2021 A2 (Class A2)
26,588 Drive Auto Receivables Trust 1.020 06/15/27 26,530
Series - 2021 1 (Class C)
1,500,000 Exeter Automobile Receivables Trust 3.020 06/15/28 1,433,308
Series - 2022 1A (Class D)
812,846 FedEx Corp Pass Through Trust 1.875 02/20/34 673,496
Series - 2020 1 (Class AA)
950,000 Ford Credit Auto Lease Trust 5.050 06/15/27 946,399
Series - 2024 A (Class A4)
500,000 Ford Credit Auto Owner Trust 0.510 08/15/26 485,892
Series - 2020 C (Class A4)
2,000,000 Ford Credit Auto Owner Trust 0.490 09/15/26 1,928,018
Series - 2021 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1.560 05/15/27 946,728
Series - 2022 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1.910 07/15/27 941,595
Series - 2022 A (Class B)
1,000,000 Ford Credit Auto Owner Trust 5.490 05/15/29 1,013,337
Series - 2023 C (Class A4)
1,000,000 Ford Credit Auto Owner Trust 5.330 09/15/29 1,002,167
Series - 2024 A (Class A4)
850,000 Ford Credit Floorplan Master Owner Trust 2.440 09/15/26 838,136
Series - 2019 4 (Class A)
1,000,000 GM Financial Automobile Leasing Trust 4.110 08/20/26 990,001
Series - 2022 3 (Class A4)
1,000,000 GM Financial Automobile Leasing Trust 5.090 02/22/28 997,235
Series - 2024 1 (Class A4)
13,885 GM Financial Consumer Automobile Receivables Trust 0.380 08/18/25 13,848
Series - 2020 4 (Class A3)
79,654 GM Financial Consumer Automobile Receivables Trust 0.350 10/16/25 79,025
Series - 2021 1 (Class A3)
500,000 GM Financial Consumer Automobile Receivables Trust 0.500 02/17/26 490,751
Series - 2020 4 (Class A4)
295,204 GM Financial Consumer Automobile Receivables Trust 0.510 04/16/26 289,887
Series - 2021 2 (Class A3)
466,903 GM Financial Consumer Automobile Receivables Trust 1.260 11/16/26 455,425
Series - 2022 1 (Class A3)
710,000 GM Financial Consumer Automobile Receivables Trust 5.780 08/16/28 720,428
Series - 2023 4 (Class A3)
1,000,000 GM Financial Consumer Automobile Receivables Trust 4.860 06/18/29 999,026
Series - 2024 1 (Class A4)
850,000 GM Financial Securitized Term 1.510 04/17/28 796,992
Series - 2022 1 (Class A4)
715,533 Harley-Davidson Motorcycle Trust 3.060 02/15/27 704,308
Series - 2022 A (Class A3)
1,000,000 Harley-Davidson Motorcycle Trust 3.260 01/15/30 965,833
Series - 2022 A (Class A4)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 793,569 Honda Auto Receivables Owner Trust 1.880% 05/15/26 $ 775,127
Series - 2022 1 (Class A3)
1,000,000 Honda Auto Receivables Owner Trust 0.550 08/16/27 968,957
Series - 2021 2 (Class A4)
1,000,000 Honda Auto Receivables Owner Trust 0.420 01/21/28 981,363
Series - 2021 1 (Class A4)
500,000 Honda Auto Receivables Owner Trust 5.660 02/21/30 509,153
Series - 2023 4 (Class A4)
1,500,000 Honda Auto Receivables Owner Trust 5.170 05/15/30 1,507,418
Series - 2024 1 (Class A4)
78,843 Hyundai Auto Receivables Trust 0.380 09/15/25 78,197
Series - 2021 A (Class A3)
1,000,000 Hyundai Auto Receivables Trust 0.620 05/17/27 967,696
Series - 2021 A (Class A4)
1,000,000 Hyundai Auto Receivables Trust 5.310 08/15/29 1,009,391
Series - 2023 B (Class A4)
475,000 Hyundai Auto Receivables Trust 5.550 12/17/29 482,466
Series - 2023 C (Class A4)
1,000,000 Hyundai Auto Receivables Trust 4.920 01/15/31 996,937
Series - 2024 A (Class A4)
408,554 JetBlue Pass Through Trust 2.750 05/15/32 351,686
Series - 2019 1 (Class AA)
803,689 JetBlue Pass Through Trust 4.000 11/15/32 744,676
Series - 2020 1 (Class A)
358,363 John Deere Owner Trust 0.520 03/16/26 349,923
Series - 2021 B (Class A3)
500,000 John Deere Owner Trust 0.740 05/15/28 476,855
Series - 2021 B (Class A4)
1,000,000 John Deere Owner Trust 5.110 05/15/30 999,240
Series - 2023 B (Class A4)
1,000,000 John Deere Owner Trust 5.390 08/15/30 1,009,892
Series - 2023 C (Class A4)
1,000,000 John Deere Owner Trust 2024 4.910 02/18/31 997,431
Series - 2024 A (Class A4)
1,000,000 Mercedes-Benz Auto Receivables Trust 5.250 02/15/29 1,003,084
Series - 2022 1 (Class A4)
905,000 Mercedes-Benz Auto Receivables Trust 4.790 07/15/31 902,908
Series - 2024 1 (Class A4)
1,000,000 MSWF Commercial Mortgage Trust 5.472 05/15/56 1,028,337
Series - 2023 1 (Class A4)
1,500,000 (c) MSWF Commercial Mortgage Trust 6.014 12/15/56 1,607,300
Series - 2023 2 (Class A5)
1,000,000 Nissan Auto Lease Trust 4.910 04/15/27 995,245
Series - 2024 A (Class A3)
1,000,000 Nissan Auto Lease Trust 5.610 11/15/27 1,002,637
Series - 2023 B (Class A4)
786,315 Nissan Auto Receivables Owner Trust 1.860 08/17/26 766,638
Series - 2022 A (Class A3)
1,000,000 Santander Drive Auto Receivables Trust 4.430 03/15/27 991,242
Series - 2022 5 (Class B)
1,399,249 Santander Drive Auto Receivables Trust 1.350 07/15/27 1,358,241
Series - 2021 2 (Class D)
500,000 Santander Drive Auto Receivables Trust 5.950 01/17/28 502,152
Series - 2022 7 (Class B)
1,000,000 Santander Drive Auto Receivables Trust 6.020 09/15/28 1,010,598
Series - 2023 5 (Class A3)
1,000,000 Santander Drive Auto Receivables Trust 5.230 12/15/28 997,931
Series - 2024 1 (Class B)
500,000 Santander Drive Auto Receivables Trust 6.690 03/17/31 509,996
Series - 2022 7 (Class C)

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,500,000 Synchrony Card Funding LLC 3.860% 07/15/28 $ 1,471,048
Series - 2022 A2 (Class A)
1,000,000 Synchrony Card Funding LLC 5.540 07/15/29 1,009,314
Series - 2023 A1 (Class A)
955,000 Synchrony Card Funding LLC 5.040 03/15/30 954,972
Series - 2024 A1 (Class A)
1,230,000 Toyota Auto Receivables Owner 5.490 03/15/29 1,248,881
Series - 2023 D (Class A4)
316,896 Toyota Auto Receivables Owner Trust 0.470 01/15/26 312,745
Series - 2020 D (Class A4)
433,527 Toyota Auto Receivables Owner Trust 2.930 09/15/26 426,311
Series - 2022 B (Class A3)
1,500,000 Toyota Auto Receivables Owner Trust 0.530 10/15/26 1,426,920
Series - 2021 B (Class A4)
500,000 Toyota Auto Receivables Owner Trust 3.110 08/16/27 480,983
Series - 2022 B (Class A4)
145,064 Union Pacific Railroad Co Pass Through Trust 2.695 05/12/27 135,655
Series - 2015 1 (Class A)
241,602 United Airlines Pass Through Trust 4.150 04/11/24 241,402
Series - 2012 1 (Class A)
158,496 United Airlines Pass Through Trust 4.300 08/15/25 155,468
Series - 2013 1 (Class A)
139,000 United Airlines Pass Through Trust 4.875 01/15/26 136,766
Series - 2020 1 (Class B)
157,852 United Airlines Pass Through Trust 3.750 09/03/26 152,906
Series - 2014 2 (Class A)
1,497,427 United Airlines Pass Through Trust 5.875 10/15/27 1,492,366
Series - 2020 A (Class A)
127,471 United Airlines Pass Through Trust 3.450 12/01/27 119,386
Series - 2015 1 (Class AA)
131,404 United Airlines Pass Through Trust 3.100 07/07/28 120,461
Series - 2016 1 (Class AA)
131,405 United Airlines Pass Through Trust 3.450 07/07/28 119,198
Series - 2016 1 (Class A)
275,140 United Airlines Pass Through Trust 2.875 10/07/28 249,207
Series - 2016 2 (Class AA)
1,102,149 United Airlines Pass Through Trust 3.500 03/01/30 1,012,404
Series - 2018 1 (Class AA)
281,533 United Airlines Pass Through Trust 4.150 08/25/31 263,345
Series - 2019 1 (Class AA)
208,368 United Airlines Pass Through Trust 2.700 05/01/32 178,244
Series - 2019 2 (Class AA)
4,410,000 Verizon Master Trust 0.500 05/20/27 4,378,233
Series - 2021 1 (Class A)
3,000,000 Verizon Master Trust 0.690 05/20/27 2,978,343
Series - 2021 1 (Class B)
815,000 Verizon Master Trust 0.890 05/20/27 808,930
Series - 2021 1 (Class C)
475,000 Volkswagen Auto Lease Trust 5.200 12/20/28 475,312
Series - 2024 A (Class A4)
1,000,000 Volkswagen Auto Loan Enhanced 5.570 04/22/30 1,018,581
Series - 2023 2 (Class A4)
1,000,000 Volkswagen Auto Loan Enhanced Trust 5.010 01/22/30 999,728
Series - 2023 1 (Class A4)
3,000,000 WF Card Issuance Trust 4.940 02/15/29 3,005,400
Series - 2024 A1 (Class A)
396,776 World Omni Auto Receivables Trust 0.300 01/15/26 391,301
Series - 2021 A (Class A3)
1,000,000 World Omni Auto Receivables Trust 0.690 06/15/27 946,716
Series - 2021 B (Class A4)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 500,000 World Omni Auto Receivables Trust 1.040% 06/15/27 $ 471,944
Series - 2021 B (Class B)
1,000,000 World Omni Auto Receivables Trust 5.850 08/15/29 1,026,879
Series - 2023 D (Class A4)
1,000,000 World Omni Auto Receivables Trust 4.840 10/15/29 998,343
Series - 2024 A (Class A4)
TOTAL ASSET BACKED 140,463,590
OTHER MORTGAGE BACKED - 1.7%
2,500,000 BANK 1.650 12/15/53 2,033,040
Series - 2020 BN30 (Class A3)
1,500,000 BANK 1.925 12/15/53 1,211,319
Series - 2020 BN30 (Class A4)
500,000 (c) BANK 2.111 12/15/53 400,511
Series - 2020 BN30 (Class AS)
500,000 (c) BANK 2.445 12/15/53 393,297
Series - 2020 BN30 (Class B)
2,000,000 BANK 1.771 02/15/54 1,646,861
Series - 2021 BN31 (Class A3)
1,000,000 BANK 2.036 02/15/54 825,887
Series - 2021 BN31 (Class A4)
500,000 (c) BANK 2.211 02/15/54 406,900
Series - 2021 BN31 (Class AS)
500,000 (c) BANK 2.383 02/15/54 397,023
Series - 2021 BN31 (Class B)
500,000 (c) BANK 2.545 02/15/54 366,495
Series - 2021 BN31 (Class C)
2,000,000 BANK 3.538 11/15/54 1,890,815
Series - 2017 BNK9 (Class A4)
500,000 BANK 4.399 08/15/55 477,280
Series - 2022 BNK43 (Class A5)
500,000 (c) BANK 5.229 08/15/55 425,282
Series - 2022 BNK43 (Class C)
800,000 BANK 5.203 02/15/56 808,396
Series - 2023 BNK45 (Class A5)
1,000,000 BANK 5.745 08/15/56 1,049,566
Series - 2023 BNK46 (Class A4)
500,000 (c) BANK 6.724 09/15/56 530,859
Series - 2023 5YR3 (Class A3)
2,000,000 BANK 6.500 12/15/56 2,109,058
Series - 2023 5YR4 (Class A3)
1,500,000 BANK 3.390 06/15/60 1,419,765
Series - 2017 BNK5 (Class A5)
3,882,805 BANK 3.641 02/15/61 3,781,281
Series - 2018 BN10 (Class ASB)
2,000,000 (c) BANK 3.898 02/15/61 1,872,008
Series - 2018 BN10 (Class AS)
8,000,000 BANK 3.584 05/15/62 7,204,444
Series - 2019 BN18 (Class A4)
4,963,615 BANK 1.584 03/15/63 4,140,654
Series - 2020 BN28 (Class A3)
1,000,000 BANK 2.438 06/15/63 813,488
Series - 2021 BN34 (Class A5)
1,000,000 BANK 2.556 05/15/64 849,576
Series - 2021 BN33 (Class A5)
1,000,000 BANK 2.792 05/15/64 841,172
Series - 2021 BN33 (Class AS)
500,000 BANK 3.297 05/15/64 392,344
Series - 2021 BN33 (Class C)
1,000,000 (c),(f) BANK 2.500 06/15/64 640,614
Series - 2021 BN35 (Class D)

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 (c) Barclays Commercial Mortgage S 6.000% 09/15/56 $ 1,069,948
Series - 2023 C21 (Class A5)
3,000,000 BBCMS Mortgage Trust 3.674 02/15/50 2,852,367
Series - 2017 C1 (Class A4)
12,500,000 BBCMS Mortgage Trust 2.690 02/15/53 11,813,697
Series - 2020 C6 (Class A2)
500,000 BBCMS Mortgage Trust 4.441 09/15/55 480,267
Series - 2022 C17 (Class A5)
500,000 BBCMS Mortgage Trust 5.310 07/15/56 510,588
Series - 2023 C20 (Class A4)
1,500,000 BBCMS Mortgage Trust 5.419 02/15/57 1,545,489
Series - 2024 C24 (Class A5)
955,000 BBCMS Trust 6.521 11/15/56 1,048,771
Series - 2023 C22 (Class A4)
2,000,000 BBCMS Trust 5.946 03/15/57 2,074,637
Series - 2024 5C25 (Class A3)
1,000,000 (c) Benchmark Mortgage Trust 3.878 01/15/51 927,526
Series - 2018 B1 (Class AM)
391,548 Benchmark Mortgage Trust 3.976 07/15/51 387,578
Series - 2018 B4 (Class A2)
1,000,000 (c) Benchmark Mortgage Trust 4.504 07/15/51 868,668
Series - 2018 B4 (Class C)
5,850,000 Benchmark Mortgage Trust 3.542 05/15/52 5,309,280
Series - 2019 B11 (Class A5)
1,000,000 (c) Benchmark Mortgage Trust 2.944 02/15/53 849,653
Series - 2020 B16 (Class AM)
1,500,000 (c) Benchmark Mortgage Trust 3.176 02/15/53 1,249,052
Series - 2020 B16 (Class B)
1,500,000 (c) Benchmark Mortgage Trust 3.654 02/15/53 1,188,469
Series - 2020 B16 (Class C)
2,000,000 (c) Benchmark Mortgage Trust 4.510 05/15/53 1,929,841
Series - 2018 B7 (Class A4)
5,000,000 Benchmark Mortgage Trust 1.925 07/15/53 4,072,225
Series - 2020 B18 (Class A5)
2,500,000 Benchmark Mortgage Trust 1.704 12/17/53 2,064,721
Series - 2020 B21 (Class A4)
2,500,000 Benchmark Mortgage Trust 1.978 12/17/53 2,046,156
Series - 2020 B21 (Class A5)
2,500,000 Benchmark Mortgage Trust 1.685 01/15/54 2,056,183
Series - 2020 B22 (Class A4)
1,500,000 Benchmark Mortgage Trust 1.973 01/15/54 1,224,173
Series - 2020 B22 (Class A5)
1,500,000 Benchmark Mortgage Trust 2.163 01/15/54 1,204,849
Series - 2020 B22 (Class AM)
2,000,000 Benchmark Mortgage Trust 1.620 02/15/54 1,850,309
Series - 2021 B23 (Class A2)
1,500,000 Benchmark Mortgage Trust 1.823 02/15/54 1,205,254
Series - 2021 B23 (Class A4A1)
1,500,000 Benchmark Mortgage Trust 2.070 02/15/54 1,207,485
Series - 2021 B23 (Class A5)
500,000 Benchmark Mortgage Trust 2.095 02/15/54 357,728
Series - 2021 B23 (Class B)
500,000 Benchmark Mortgage Trust 2.274 02/15/54 389,227
Series - 2021 B23 (Class AS)
500,000 (c) Benchmark Mortgage Trust 2.563 02/15/54 354,006
Series - 2021 B23 (Class C)
1,000,000 Benchmark Mortgage Trust 2.577 04/15/54 818,706
Series - 2021 B25 (Class A5)
1,000,000 Benchmark Mortgage Trust 2.847 04/15/54 794,132
Series - 2021 B25 (Class AS)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 702,000 (c) Benchmark Mortgage Trust 2.576% 06/15/54 $ 543,821
Series - 2021 B26 (Class B)
1,700,000 Benchmark Mortgage Trust 2.613 06/15/54 1,406,207
Series - 2021 B26 (Class A5)
500,000 Benchmark Mortgage Trust 2.825 06/15/54 396,857
Series - 2021 B26 (Class AM)
1,500,000 Benchmark Mortgage Trust 2.512 07/15/54 1,204,774
Series - 2021 B27 (Class AS)
1,000,000 Benchmark Mortgage Trust 5.358 05/15/55 1,000,469
Series - 2023 V2 (Class A2)
500,000 (c) Benchmark Mortgage Trust 4.470 07/15/55 479,929
Series - 2022 B36 (Class A5)
500,000 (c) Benchmark Mortgage Trust 5.119 07/15/55 410,230
Series - 2022 B36 (Class C)
500,000 Benchmark Mortgage Trust 5.805 01/10/57 515,315
Series - 2024 V5 (Class A3)
500,000 (c) Benchmark Mortgage Trust 6.417 01/10/57 518,542
Series - 2024 V5 (Class AM)
5,000,000 Benchmark Mortgage Trust 2.914 12/15/72 4,763,687
Series - 2019 B15 (Class A2)
895,000 (c) BMARK 6.841 11/15/56 954,500
Series - 2023 V4 (Class A3)
1,500,000 (c) BMO Mortgage Trust 5.117 02/15/56 1,506,450
Series - 2023 C4 (Class A5)
1,000,000 (c) BMO Mortgage Trust 6.534 08/15/56 1,051,056
Series - 2023 5C1 (Class A3)
2,730,000 (c) BMO Mortgage Trust 5.598 09/15/56 2,843,221
Series - 2024 C8 (Class A5)
2,000,000 (c) BMO Mortgage Trust 5.956 09/15/56 2,132,040
Series - 2023 C6 (Class A5)
910,000 BMO Mortgage Trust 6.673 11/15/56 957,705
Series - 2023 5C2 (Class A2)
1,000,000 BMO Mortgage Trust 6.160 12/15/56 1,082,644
Series - 2023 C7 (Class A5)
1,000,000 (c) CD Mortgage Trust 3.526 11/10/49 932,925
Series - 2016 CD2 (Class A4)
2,000,000 CD Mortgage Trust 3.631 02/10/50 1,849,539
Series - 2017 CD3 (Class A4)
12,312 CD Mortgage Trust 3.025 08/15/50 11,625
Series - 2017 CD5 (Class A2)
2,500,000 CD Mortgage Trust 3.431 08/15/50 2,347,380
Series - 2017 CD5 (Class A4)
1,000,000 (c) CD Mortgage Trust 3.684 08/15/50 931,918
Series - 2017 CD5 (Class AS)
1,750,000 CD Mortgage Trust 4.279 08/15/51 1,659,644
Series - 2018 CD7 (Class A4)
440,887 Citigroup Commercial Mortgage Trust 3.622 07/10/47 437,485
Series - 2014 GC23 (Class A4)
500,000 Citigroup Commercial Mortgage Trust 3.635 10/10/47 493,820
Series - 2014 GC25 (Class A4)
1,000,000 Citigroup Commercial Mortgage Trust 3.137 02/10/48 983,878
Series - 2015 GC27 (Class A5)
1,000,000 Citigroup Commercial Mortgage Trust 3.571 02/10/48 978,751
Series - 2015 GC27 (Class AS)
1,000,000 Citigroup Commercial Mortgage Trust 3.616 02/10/49 955,940
Series - 2016 GC36 (Class A5)
2,000,000 Citigroup Commercial Mortgage Trust 3.314 04/10/49 1,902,940
Series - 2016 GC37 (Class A4)
500,000 Citigroup Commercial Mortgage Trust 3.576 04/10/49 475,549
Series - 2016 GC37 (Class AS)

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,500,000 Citigroup Commercial Mortgage Trust 2.832% 08/10/49 $ 1,406,977
Series - 2016 C2 (Class A4)
1,000,000 Citigroup Commercial Mortgage Trust 3.465 09/15/50 938,637
Series - 2017 P8 (Class A4)
1,480,000 Citigroup Commercial Mortgage Trust 3.778 09/10/58 1,428,701
Series - 2015 GC33 (Class A4)
373,703 COMM Mortgage Trust 4.051 04/10/47 372,892
Series - 2014 CR16 (Class A4)
1,000,000 COMM Mortgage Trust 3.819 06/10/47 995,079
Series - 2014 UBS3 (Class A4)
1,000,000 COMM Mortgage Trust 3.694 08/10/47 989,070
Series - 2014 UBS4 (Class A5)
754,520 COMM Mortgage Trust 3.326 11/10/47 748,520
Series - 2014 CR20 (Class A3)
1,000,000 COMM Mortgage Trust 3.590 11/10/47 986,466
Series - 2014 CR20 (Class A4)
1,000,000 (c) COMM Mortgage Trust 4.339 12/10/47 959,218
Series - 2014 CR21 (Class B)
3,150,000 COMM Mortgage Trust 3.183 02/10/48 3,085,725
Series - 2015 LC19 (Class A4)
1,000,000 (c) COMM Mortgage Trust 4.211 02/10/48 927,790
Series - 2015 LC19 (Class C)
1,700,000 COMM Mortgage Trust 3.708 07/10/48 1,657,334
Series - 2015 LC21 (Class A4)
616,563 COMM Mortgage Trust 3.432 08/10/48 601,772
Series - 2015 CR24 (Class A4)
1,000,000 COMM Mortgage Trust 3.759 08/10/48 974,050
Series - 2015 CR25 (Class A4)
1,500,000 COMM Mortgage Trust 3.774 10/10/48 1,453,843
Series - 2015 LC23 (Class A4)
5,000,000 COMM Mortgage Trust 2.827 08/15/57 4,615,195
Series - 2019 GC44 (Class A2)
3,000,000 COMM Mortgage Trust 3.263 08/15/57 2,636,465
Series - 2019 GC44 (Class AM)
650,000 (c) CSAIL Commercial Mortgage Trust 4.919 01/15/49 576,831
Series - 2016 C6 (Class C)
2,000,000 (c) CSAIL Commercial Mortgage Trust 4.224 08/15/51 1,900,815
Series - 2018 CX12 (Class A4)
10,000,000 CSAIL Commercial Mortgage Trust 4.053 03/15/52 9,416,262
Series - 2019 C15 (Class A4)
920,763 DBGS Mortgage Trust 4.358 10/15/51 918,379
Series - 2018 C1 (Class A2)
5,790,000 DBGS Mortgage Trust 4.466 10/15/51 5,425,332
Series - 2018 C1 (Class A4)
1,590,000 DBJPM Mortgage Trust 3.328 06/10/50 1,481,022
Series - 2017 C6 (Class A5)
3,500,000 DBJPMortgage Trust 3.276 05/10/49 3,345,392
Series - 2016 C1 (Class A4)
1,000,000 DBJPMortgage Trust 3.539 05/10/49 941,211
Series - 2016 C1 (Class AM)
4,957,418 DBJPMortgage Trust 1.900 08/15/53 4,698,740
Series - 2020 C9 (Class A2)
2,617,087 Federal Home Loan Mortgage Corp (FHLMC) 3.023 01/25/25 2,566,036
Series - 2015 K045 (Class A2)
1,500,000 FHLMC 1.199 12/25/27 1,321,161
Series - 2021 K741 (Class AM)
8,440,000 FHLMC 1.603 12/25/27 7,576,250
Series - 2021 K741 (Class A2)
1,224,000 FHLMC 1.760 03/25/28 1,099,257
Series - 2021 K742 (Class A2)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 749,000 FHLMC 1.369% 04/25/28 $ 657,725
Series - 2021 K742 (Class AM)
3,000,000 FHLMC 4.819 06/25/28 3,008,647
Series - 2023 K505 (Class A2)
2,926,289 FHLMC 1.712 07/25/28 2,605,940
Series - 2021 K744 (Class A2)
8,000,000 (c) FHLMC 4.650 08/25/28 7,974,974
Series - 2023 K506 (Class A2)
1,000,000 (c) FHLMC 4.740 08/25/28 1,000,072
Series - 2023 K508 (Class A2)
2,000,000 (c) FHLMC 4.800 09/25/28 2,007,652
Series - 2023 K507 (Class A2)
725,000 FHLMC 4.850 09/25/28 728,489
Series - 2023 K509 (Class A2)
2,000,000 FHLMC 4.572 12/25/28 1,988,963
Series - 2024 K514 (Class A2)
3,000,000 (c) FHLMC 5.355 01/25/29 3,082,442
Series - 2024 K517 (Class A2)
3,000,000 FHLMC 5.477 01/25/29 3,095,699
Series - 2024 K516 (Class A2)
875,900 FHLMC 1.229 03/25/30 786,052
Series - 2021 K128 (Class A1)
940,163 FHLMC 1.101 08/25/30 821,812
Series - 2021 K125 (Class A1)
1,000,000 FHLMC 4.400 10/25/30 983,749
Series - 2023 K753 (Class A2)
1,931,146 FHLMC 1.353 11/25/30 1,719,031
Series - 2021 K127 (Class A1)
2,000,000 (c) FHLMC 4.940 11/25/30 2,026,386
Series - 2023 K754 (Class A2)
1,000,000 FHLMC 1.792 01/25/31 834,127
Series - 2021 K126 (Class AM)
9,000,000 FHLMC 1.846 01/25/31 7,560,294
Series - 2021 K125 (Class A2)
3,000,000 FHLMC 2.108 01/25/31 2,565,460
Series - 2021 K127 (Class A2)
1,332,000 FHLMC 1.851 02/25/31 1,113,192
Series - 2021 K127 (Class AM)
1,000,000 FHLMC 1.749 03/25/31 828,206
Series - 2021 K128 (Class AM)
2,000,000 FHLMC 2.020 03/25/31 1,698,396
Series - 2021 K128 (Class A2)
1,000,000 FHLMC 1.647 05/25/31 820,651
Series - 2021 K129 (Class AM)
3,000,000 (c) FHLMC 3.500 07/25/32 2,763,806
Series - 2022 K148 (Class A2)
2,000,000 (c) FHLMC 4.500 08/25/33 1,974,498
Series - 2023 160 (Class A2)
4,748,000 FHLMC 5.150 12/25/33 4,920,539
Series - 2024 162 (Class A2)
1,868,429 FHLMC 2.007 07/25/35 1,527,132
Series - 2021 1520 (Class A1)
2,000,000 FHLMC 2.438 02/25/36 1,569,036
Series - 2021 1520 (Class A2)
2,000,000 FHLMC 2.184 08/25/36 1,505,251
Series - 2021 1521 (Class A2)
2,075,000 FREMF Mortgage Trust 5.400 01/25/29 2,133,858
Series - S K518 (Class )
1,500,000 GS Mortgage Securities Trust 3.964 11/10/47 1,435,705
Series - 2014 GC26 (Class AS)

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,738,523 GS Mortgage Securities Trust 3.136% 02/10/48 $ 1,725,061
Series - 2015 GC28 (Class A4)
1,423,318 GS Mortgage Securities Trust 3.178 11/10/49 1,354,261
Series - 2016 GS4 (Class A3)
1,350,000 (c) GS Mortgage Securities Trust 3.952 11/10/49 1,150,916
Series - 2016 GS4 (Class C)
800,000 GS Mortgage Securities Trust 3.382 05/10/50 777,241
Series - 2015 GC30 (Class A4)
560,622 GS Mortgage Securities Trust 2.945 08/10/50 540,340
Series - 2017 GS7 (Class A2)
1,500,000 GS Mortgage Securities Trust 3.430 08/10/50 1,403,059
Series - 2017 GS7 (Class A4)
2,500,000 GS Mortgage Securities Trust 3.968 02/10/52 2,347,697
Series - 2019 GC38 (Class A4)
500,000 (c) GS Mortgage Securities Trust 4.309 02/10/52 456,606
Series - 2019 GC38 (Class B)
2,500,000 GS Mortgage Securities Trust 2.898 02/13/53 2,348,530
Series - 2020 GC45 (Class A2)
4,000,000 (c) GS Mortgage Securities Trust 3.173 02/13/53 3,449,044
Series - 2020 GC45 (Class AS)
2,000,000 (c) GS Mortgage Securities Trust 3.405 02/13/53 1,709,710
Series - 2020 GC45 (Class B)
2,000,000 GS Mortgage Securities Trust 2.125 05/12/53 1,696,613
Series - 2020 GC47 (Class A4)
4,000,000 GS Mortgage Securities Trust 2.377 05/12/53 3,412,208
Series - 2020 GC47 (Class A5)
1,000,000 GS Mortgage Securities Trust 1.662 12/12/53 899,496
Series - 2020 GSA2 (Class AAB)
3,000,000 GS Mortgage Securities Trust 1.721 12/12/53 2,406,069
Series - 2020 GSA2 (Class A4)
2,000,000 GS Mortgage Securities Trust 2.012 12/12/53 1,594,403
Series - 2020 GSA2 (Class A5)
1,000,000 GS Mortgage Securities Trust 2.224 12/12/53 774,852
Series - 2020 GSA2 (Class AS)
1,000,000 JP Morgan Chase Commercial Mortgage Securities
Trust
2.822 08/15/49 940,141
Series - 2016 JP2 (Class A4)
2,000,000 JPMBB Commercial Mortgage Securities Trust 3.801 09/15/47 1,979,330
Series - 2014 C22 (Class A4)
1,875,000 (c) JPMBB Commercial Mortgage Securities Trust 4.118 05/15/48 1,777,631
Series - 2015 C29 (Class B)
2,700,000 JPMBB Commercial Mortgage Securities Trust 3.227 10/15/48 2,629,541
Series - 2015 C28 (Class A4)
1,100,000 JPMBB Commercial Mortgage Securities Trust 3.532 10/15/48 1,062,241
Series - 2015 C28 (Class AS)
2,000,000 JPMBB Commercial Mortgage Securities Trust 3.770 12/15/48 1,941,345
Series - 2015 C33 (Class A4)
1,000,000 JPMBB Commercial Mortgage Securities Trust 3.576 03/17/49 963,030
Series - 2016 C1 (Class A5)
500,000 JPMBB Commercial Mortgage Securities Trust 3.970 03/17/49 474,751
Series - 2016 C1 (Class AS)
500,000 (c) JPMBB Commercial Mortgage Securities Trust 4.702 03/17/49 478,366
Series - 2016 C1 (Class B)
681,668 JPMCC Commercial Mortgage Securities Trust 3.109 07/15/50 649,777
Series - 2017 JP6 (Class A3)
2,500,000 JPMCC Commercial Mortgage Securities Trust 3.454 09/15/50 2,314,584
Series - 2017 JP7 (Class A5)
2,150,000 JPMCC Commercial Mortgage Securities Trust 3.219 06/13/52 2,041,973
Series - 2019 COR5 (Class ASB)
1,000,000 (c) JPMDB Commercial Mortgage Securities Trust 3.990 06/15/49 852,955
Series - 2016 C2 (Class B)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 5,922,824 JPMDB Commercial Mortgage Securities Trust 3.141% 12/15/49 $ 5,483,718
Series - 2016 C4 (Class A3)
5,000,000 JPMDB Commercial Mortgage Securities Trust 2.946 11/13/52 4,912,300
Series - 2019 COR6 (Class A2)
1,013,630 Morgan Stanley Bank of America Merrill Lynch Trust 3.892 06/15/47 1,009,684
Series - 2014 C16 (Class A5)
3,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.249 02/15/48 3,429,772
Series - 2015 C20 (Class A4)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.306 04/15/48 975,097
Series - 2015 C22 (Class A4)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.732 05/15/48 971,650
Series - 2015 C24 (Class A4)
2,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.599 05/15/50 1,897,094
Series - 2017 C33 (Class A5)
535,000 Morgan Stanley Capital I Trust 3.594 03/15/49 510,803
Series - 2016 UBS9 (Class A4)
1,000,000 (c) Morgan Stanley Capital I Trust 4.850 07/15/51 897,422
Series - 2018 H3 (Class C)
1,374,267 (c) Morgan Stanley Capital I Trust 4.238 10/15/51 1,345,456
Series - 2018 L1 (Class ASB)
1,596,294 Morgan Stanley Capital I Trust 4.288 10/15/51 1,592,271
Series - 2018 L1 (Class A2)
1,500,000 (c) Morgan Stanley Capital I Trust 4.407 10/15/51 1,454,161
Series - 2018 L1 (Class A4)
1,000,000 Morgan Stanley Capital I Trust 4.071 03/15/52 942,082
Series - 2019 L2 (Class A4)
5,000,000 Morgan Stanley Capital I Trust 3.224 06/15/52 4,764,672
Series - 2019 H6 (Class ASB)
750,000 Morgan Stanley Capital I Trust 3.417 06/15/52 689,998
Series - 2019 H6 (Class A4)
5,000,000 Morgan Stanley Capital I Trust 1.790 07/15/53 4,161,553
Series - 2020 HR8 (Class A3)
2,000,000 Morgan Stanley Capital I Trust 2.438 05/15/54 1,712,637
Series - 2021 L5 (Class A3)
1,000,000 Morgan Stanley Capital I Trust 2.951 05/15/54 846,635
Series - 2021 L5 (Class AS)
357,694 UBS Commercial Mortgage Trust 2.998 08/15/50 356,722
Series - 2017 C3 (Class A2)
1,500,000 UBS Commercial Mortgage Trust 3.426 08/15/50 1,400,858
Series - 2017 C3 (Class A4)
1,000,000 (c) UBS Commercial Mortgage Trust 3.739 08/15/50 928,650
Series - 2017 C3 (Class AS)
11,000,000 UBS Commercial Mortgage Trust 4.313 05/15/51 10,403,256
Series - 2018 C10 (Class A4)
2,000,000 UBS Commercial Mortgage Trust 4.296 08/15/51 1,919,460
Series - 2018 C12 (Class A5)
2,400,000 (c) UBS Commercial Mortgage Trust 5.196 12/15/51 2,028,071
Series - 2018 C14 (Class C)
875,000 (c) Wells Fargo Commercial Mortgage Trust 3.872 05/15/48 846,912
Series - 2015 C28 (Class AS)
2,000,000 Wells Fargo Commercial Mortgage Trust 3.695 11/15/48 1,938,006
Series - 2015 C31 (Class A4)
480,000 (c) Wells Fargo Commercial Mortgage Trust 4.224 12/15/48 456,945
Series - 2015 NXS4 (Class B)
2,000,000 Wells Fargo Commercial Mortgage Trust 2.652 08/15/49 1,858,111
Series - 2016 BNK1 (Class A3)
500,000 Wells Fargo Commercial Mortgage Trust 2.967 08/15/49 402,903
Series - 2016 BNK1 (Class B)
1,000,000 Wells Fargo Commercial Mortgage Trust 3.377 11/15/49 938,372
Series - 2016 NXS6 (Class AS)

Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,000,000 Wells Fargo Commercial Mortgage Trust 4.152% 08/15/51 $ 1,905,454
Series - 2018 C46 (Class A4)
2,700,000 Wells Fargo Commercial Mortgage Trust 3.760 03/15/52 2,568,402
Series - 2019 C49 (Class A4)
2,000,000 Wells Fargo Commercial Mortgage Trust 3.635 05/15/52 1,942,899
Series - 2019 C50 (Class ASB)
3,250,000 Wells Fargo Commercial Mortgage Trust 4.192 05/15/52 3,008,945
Series - 2019 C50 (Class B)
10,000,000 Wells Fargo Commercial Mortgage Trust 3.040 10/15/52 9,013,410
Series - 2019 C53 (Class A4)
2,500,000 Wells Fargo Commercial Mortgage Trust 1.810 07/15/53 2,109,864
Series - 2020 C58 (Class A3)
1,500,000 Wells Fargo Commercial Mortgage Trust 2.092 07/15/53 1,245,811
Series - 2020 C58 (Class A4)
500,000 Wells Fargo Commercial Mortgage Trust 2.398 07/15/53 399,443
Series - 2020 C58 (Class AS)
10,000,000 Wells Fargo Commercial Mortgage Trust 1.864 08/15/53 8,399,093
Series - 2020 C57 (Class A3)
1,893,000 Wells Fargo Commercial Mortgage Trust 2.626 04/15/54 1,610,882
Series - 2021 C59 (Class A5)
117,000 Wells Fargo Commercial Mortgage Trust 3.896 03/15/59 105,337
Series - 2016 C33 (Class C)
TOTAL OTHER MORTGAGE BACKED 397,726,549
TOTAL STRUCTURED ASSETS 538,190,139
(Cost $585,643,058)
TOTAL LONG-TERM INVESTMENTS 23,448,892,446
(Cost $25,926,330,298)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0.0%
2,500,000 Federal Farm Credit Discount Notes 0.000 04/26/24 2,489,568
TOTAL GOVERNMENT AGENCY DEBT 2,489,568
REPURCHASE AGREEMENT - 0.5%
107,310,000 (h) Fixed Income Clearing Corp (FICC) 5.320 04/01/24 107,310,000
TOTAL REPURCHASE AGREEMENT 107,310,000
TREASURY DEBT - 0.2%
14,260,000 United States Treasury Bill 0.000 04/04/24 14,253,831
10,000,000 United States Treasury Bill 0.000 04/16/24 9,978,044
6,250,000 United States Treasury Bill 0.000 04/23/24 6,229,871
12,500,000 United States Treasury Bill 0.000 05/09/24 12,430,479
TOTAL TREASURY DEBT 42,892,225
TOTAL SHORT-TERM INVESTMENTS 152,691,793
(Cost $152,692,814)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.2%
285,873,107 (i) State Street Navigator Securities Lending Government Money Market Portfolio 5.340 (j) 285,873,107
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 285,873,107
(Cost $285,873,107)
TOTAL INVESTMENTS - 101.2% 23,887,457,346
(Cost $26,364,896,219)
OTHER ASSETS & LIABILITIES, NET - (1.2)% (276,583,399)
NET ASSETS - 100.0% $ 23,610,873,947

See Notes to Financial Statements
CME Chicago Mercantile Exchange
DGS1 1-Year Treasury Constant Maturity Rate
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
SOFR Secure Overnight Financing Rate
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $316,415,796.
(b)
Non-income producing
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d)
Perpetual security
(e)
When-issued or delayed delivery security.
(f) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(g)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(h) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $107,373,432 on 4/1/24, collateralized by Government Agency
Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $109,456,280.
(i)
Investments made with cash collateral received from securities on loan.
(j)
The rate shown is the one-day yield as of the end of the reporting period.

Core Bond Fund March 31, 2024
Portfolio of Investments

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 98.5%
BANK LOAN OBLIGATIONS - 1.8%
CAPITAL GOODS - 0.1%
$ 819,714 (a) Alliance Laundry Systems LLC SOFR 4 M + 3.500% 8.927% 10/08/27 $ 823,354
699,737 (a) Avolon TLB Borrower  US LLC SOFR 12 M + 2.000% 7.329 06/22/28 700,723
1,977,230 (a) Centuri Group, Inc SOFR 12 M + 2.500% 7.942 08/27/28 1,980,937
585,275 (a) Chariot Buyer LLC SOFR 12 M + 3.250% 8.680 11/03/28 585,167
1,250,000 (a),(b) Closure Systems International Group, Inc CME Term SOFR 1 M + 4.000% 4.500 03/22/29 1,253,644
977,500 (a) Conair Holdings LLC SOFR 12 M + 3.750% 9.192 05/17/28 970,579
474,084 (a) Cornerstone Building Brands, Inc SOFR 12 M + 3.250% 8.675 04/12/28 472,469
250,000 (a) Foundation Building Materials, Inc SOFR 4 M + 4.000% 9.313 01/29/31 251,360
725,476 (a) Gates Global LLC SOFR 12 M + 2.500% 7.930 03/31/27 727,602
143,149 (a) Quikrete Holdings, Inc SOFR 12 M + 2.625% 8.070 02/01/27 143,459
770,141 (a) Resideo Funding, Inc SOFR 12 M + 2.250% 7.683 02/11/28 771,347
1,000,000 (a),(b) Titan Acquisition Ltd CME Term SOFR 1 M + 5.000% 5.000 02/01/29 1,003,855
1,422,391 (a) TransDigm, Inc SOFR 3 M + 3.250% 3.250 02/22/27 1,426,836
399,415 (a) TransDigm, Inc SOFR 3 M + 3.250% 8.598 08/24/28 401,227
TOTAL CAPITAL GOODS 11,512,559
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,333,748 (a) AlixPartners LLP SOFR 12 M + 2.500% 7.945 02/04/28 1,336,916
270,875 (a) Amentum Government Services Holdings LLC SOFR 12 M + 4.000% 9.329 02/15/29 271,834
301,479 (a) Camelot Finance S.A. CME Term SOFR 1 M + 3.000% 8.470 10/30/26 301,705
371,450 (a) CHG Healthcare Services, Inc SOFR 12 M + 3.250% 8.695 09/29/28 372,185
653,534 (a) Covanta Holding Corp SOFR 12 M + 2.500% 7.827 11/30/28 652,922
49,826 (a) Covanta Holding Corp CME Term SOFR 1 M + 2.500% 7.827 11/30/28 49,779
631,965 (a) Dun & Bradstreet Corp SOFR 12 M + 2.750% 8.082 01/18/29 632,556
969,601 (a) EAB Global, Inc SOFR 12 M + 3.500% 8.945 08/16/28 971,298
362,496 (a) GFL Environmental, Inc SOFR 4 M + 2.500% 7.816 05/31/27 364,356
3,820,000 (a) GTCR W MERGER SUB SOFR 4 M + 3.000% 8.309 01/31/31 3,838,317
945,000 (a) Prime Security Services Borrower LLC CME Term SOFR 1 M + 2.500% 7.827 10/15/30 946,663
913 (a) TK Elevator US Newco, Inc SOFR 2 M + 3.500% 9.081 07/30/27 917
3,436,706 (a) Trans Union LLC SOFR 12 M + 2.000% 7.327 12/01/28 3,439,078
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,178,526
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
305,983 (a) Avis Budget Car Rental LLC SOFR 12 M + 1.750% 7.195 08/06/27 305,345
1,573,322 (a) CNT Holdings I Corp SOFR 4 M + 3.500% 8.817 11/08/27 1,578,113
2,000,000 (a),(b) Driven Holdings LLC SOFR 12 M + 3.000% 8.445 12/17/28 2,007,500
601,228 (a),(b) LS Group OpCo Acquisition LLC SOFR 12 M + 3.250% 8.684 11/02/27 602,638
939,566 (a) PetSmart LLC SOFR 12 M + 3.750% 9.180 02/11/28 938,588
480,977 (a) Staples, Inc LIBOR 3 M + 5.000% 4.500 04/16/26 477,151
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,909,335
CONSUMER DURABLES & APPAREL - 0.1%
2,500,000 (a),(b) AI Aqua Merger Sub, Inc SOFR 12 M + 3.750% 9.072 07/31/28 2,507,300
1,852,500 (a) Hayward Industries, Inc SOFR 12 M + 2.750% 8.195 05/30/28 1,857,131
627,324 (a) Samsonite IP Holdings Sarl SOFR 12 M + 2.750% 8.080 06/21/30 630,072
315,455 (a) SRAM LLC SOFR 12 M + 2.750% 8.195 05/18/28 315,652
973,547 (a) Weber-Stephen Products LLC SOFR 12 M + 3.250% 8.692 10/30/27 903,880
TOTAL CONSUMER DURABLES & APPAREL 6,214,035
CONSUMER SERVICES - 0.2%
3,786,018 (a) 1011778 BC ULC SOFR 12 M + 2.250% 7.580 09/20/30 3,788,385
394,937 (a) Alterra Mountain Co CME Term SOFR 1 M + 3.500% 3.250 08/17/28 397,077
1,563,188 (a) Caesars Entertainment, Inc SOFR 4 M + 3.250% 8.663 02/06/30 1,569,597
2,569,964 (a) Carnival Corp SOFR 12 M + 3.250% 3.250 10/18/28 2,576,659
3,323 (a) Cirque Du Soleil Holding USA Newco, Inc LIBOR 3 M + 1.000% 7.000 11/24/27 3,327
902,787 (a) ClubCorp Holdings, Inc SOFR 4 M + 5.000% 10.610 09/18/26 905,694
270,000 (a) Delta 2 Lux Sarl SOFR 4 M + 2.250% 7.559 01/15/30 270,607
1,825,566 (a) Fertitta Entertainment LLC SOFR 12 M + 3.750% 9.076 01/27/29 1,832,038

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 5,162,063 (a) Flutter Financing BV SOFR 4 M + 2.250% 7.659% 11/25/30 $ 5,173,574
2,175,000 (a),(b) FLUTTER FINANCING BV SOFR 4 M + 2.250% 7.659 11/25/30 2,179,850
853,179 (a) IRB Holding Corp SOFR 12 M + 2.750% 8.177 12/15/27 854,382
376,875 (a) KFC Holding Co SOFR 12 M + 1.750% 7.191 03/15/28 377,128
643,824 (a) Life Time, Inc SOFR 4 M + 4.250% 9.824 01/15/26 648,517
1,488,834 (a) Motion Finco Sarl SOFR 4 M + 3.500% 9.071 11/12/29 1,488,276
305,843 (a) Penn National Gaming, Inc SOFR 12 M + 2.750% 8.177 05/03/29 306,512
500,380 (a) Scientific Games International, Inc SOFR 12 M + 2.750% 8.075 04/14/29 502,081
484,820 (a) Spin Holdco, Inc SOFR 4 M + 4.000% 9.585 03/04/28 450,241
TOTAL CONSUMER SERVICES 23,323,945
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
881,833 (a) US Foods, Inc SOFR 12 M + 2.000% 7.327 11/22/28 886,705
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 886,705
ENERGY - 0.0%
896,883 (a) Buckeye Partners LP SOFR 12 M + 2.000% 7.330 11/01/26 899,565
193,674 (a) DT Midstream, Inc SOFR 12 M + 2.000% 7.442 06/26/28 194,505
684,083 (a) Gulf Finance LLC SOFR 12 M + 6.750% 12.182 08/25/26 686,036
742,288 (a) Oryx Midstream Services Permian Basin LLC SOFR 12 M + 3.000% 8.436 10/05/28 745,936
TOTAL ENERGY 2,526,042
FINANCIAL SERVICES - 0.0%
888,045 (a) Avolon TLB Borrower US LLC SOFR 12 M + 1.500% 6.929 02/12/27 889,018
1,452,427 (a) First Eagle Holdings, Inc SOFR 4 M + 3.000% 8.334 02/05/29 1,440,111
963,818 (a) NFP Corp SOFR 12 M + 3.250% 8.695 02/16/27 966,107
TOTAL FINANCIAL SERVICES 3,295,236
FOOD, BEVERAGE & TOBACCO - 0.0%
597,339 (a) Arterra Wines Canada, Inc SOFR 4 M + 3.500% 9.071 11/24/27 555,337
144,375 (a) Froneri US, Inc SOFR 12 M + 2.250% 2.250 01/29/27 144,616
430,438 (a) Triton Water Holdings, Inc SOFR 4 M + 3.500% 9.064 03/31/28 426,459
821,285 (a) Utz Quality Foods LLC SOFR 12 M + 3.000% 8.445 01/20/28 823,778
TOTAL FOOD, BEVERAGE & TOBACCO 1,950,190
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
3,670,768 (a) Bausch & Lomb Corp SOFR 12 M + 3.250% 8.677 05/10/27 3,636,814
1,182,238 (a) DaVita, Inc SOFR 12 M + 1.750% 7.192 08/12/26 1,183,556
207,375 (a) Element Materials Technology Group US Holdings, Inc SOFR 4 M + 4.250% 9.659 07/06/29 207,807
449,313 (a) Element Materials Technology Group US Holdings, Inc SOFR 4 M + 4.250% 9.659 07/06/29 450,249
601,918 (a) Global Medical Response, Inc SOFR 4 M + 4.250% 9.841 10/02/25 563,925
1,737,773 (a) ICU Medical, Inc SOFR 4 M + 2.500% 2.500 01/08/29 1,739,537
2,870,014 (a) Mozart Borrower LP SOFR 1 M + 3.000% 2.750 10/23/28 2,879,470
590,156 (a) NMN Holdings III Corp SOFR 12 M + 3.500% 8.942 11/13/25 581,797
126,652 (a) NMN Holdings III Corp CME Term SOFR 1 M + 3.750% 8.942 11/13/25 124,858
1,872,063 (a) Onex TSG Intermediate Corp SOFR 4 M + 4.750% 10.324 02/28/28 1,874,403
2,470,025 (a) Phoenix Guarantor, Inc SOFR 12 M + 3.250% 8.577 02/21/31 2,441,039
3,456,061 (a) Phoenix Newco, Inc SOFR 12 M + 3.250% 8.692 11/15/28 3,467,846
2,825,985 (a) Select Medical Corp SOFR 12 M + 3.000% 8.330 03/06/27 2,833,940
1,965,390 (a) Surgery Center Holdings INC SOFR 12 M + 3.500% 8.829 12/19/30 1,976,996
TOTAL HEALTH CARE EQUIPMENT & SERVICES 23,962,237
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
473,063 (a) Energizer Holdings, Inc SOFR 12 M + 2.250% 7.693 12/22/27 473,417
1,885,425 (a) Kronos Acquisition Holdings, Inc SOFR 4 M + 3.750% 9.314 12/22/26 1,890,025
1,904,543 (a) Kronos Acquisition Holdings, Inc SOFR 4 M + 6.000% 11.493 12/22/26 1,911,685
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,275,127
INSURANCE - 0.1%
661,920 (a) Acrisure LLC LIBOR 12 M + 3.500% 8.945 02/15/27 662,334
380,959 (a) AssuredPartners, Inc SOFR 12 M + 3.500% 8.942 02/12/27 381,721
417,654 (a) Asurion LLC SOFR 12 M + 3.250% 8.692 12/23/26 410,195
635,722 (a) BroadStreet Partners, Inc SOFR 12 M + 3.000% 8.445 01/27/27 638,059
351,494 (a) BroadStreet Partners, Inc SOFR 12 M + 3.250% 8.695 01/27/27 351,954
1,492,509 (a) BroadStreet Partners, Inc SOFR 12 M + 3.750% 9.080 01/27/29 1,498,666

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 524,688 (a) HUB International Ltd SOFR 4 M + 3.250% 8.574% 06/20/30 $ 525,472
945,728 (a) Ryan Specialty Group LLC SOFR 12 M + 2.750% 8.080 09/01/27 948,210
2,000,000 (a),(b) USI, Inc SOFR 4 M + 3.250% 8.302 11/22/29 2,003,900
1,980,000 (a) USI, Inc SOFR 4 M + 3.000% 8.302 11/22/29 1,983,297
TOTAL INSURANCE 9,403,808
MATERIALS - 0.1%
666,683 (a) Asplundh Tree Expert LLC SOFR 12 M + 1.750% 7.180 09/07/27 667,609
1,995,689 (a) Clydesdale Acquisition Holdings, Inc SOFR 12 M + 3.675% 9.105 04/13/29 2,000,678
1,186,450 (a) Eco Services Operations Corp SOFR 4 M + 2.500% 7.913 06/09/28 1,187,375
198,500 (a) H.B. Fuller Co SOFR 12 M + 2.000% 7.330 02/15/30 199,195
978,220 (a) INEOS US Petrochem LLC SOFR 12 M + 4.250% 9.680 04/02/29 977,614
753,688 (a) Kloeckner Pentaplast of America, Inc SOFR 2 M + 4.725% 10.268 02/12/26 711,293
762,468 (a) Reynolds Group Holdings, Inc SOFR 12 M + 3.250% 8.695 02/05/26 765,552
2,890,990 (a),(b) TricorBraun Holdings, Inc SOFR 12 M + 3.250% 8.692 03/03/28 2,862,210
849,766 (a) Tronox Finance LLC SOFR 12 M + 2.500% 7.942 03/10/28 850,203
141,738 (a) WR Grace Holdings LLC SOFR 4 M + 3.750% 9.321 09/22/28 142,166
TOTAL MATERIALS 10,363,895
MEDIA & ENTERTAINMENT - 0.0%
478,155 (a) Altice Financing S.A. LIBOR 4 M + 2.750% 8.326 01/31/26 465,006
74,361 (a) Diamond Sports Group LLC SOFR 4 M - 1.000% 4.476 05/25/26 71,572
368,225 (a) DIRECTV Financing LLC SOFR 12 M + 5.000% 10.445 08/02/27 368,540
586,654 (a) Lions Gate Capital Holdings LLC SOFR 12 M + 2.250% 7.680 03/24/25 586,838
2,021 (a) Radiate Holdco LLC SOFR 12 M + 3.250% 8.695 09/25/26 1,698
324,136 (a) Univision Communications, Inc SOFR 12 M + 3.250% 8.695 03/15/26 324,901
TOTAL MEDIA & ENTERTAINMENT 1,818,555
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,275,558 (a) Avantor, Inc SOFR 12 M + 2.250% 7.680 11/08/27 1,278,963
947,938 (a) Catalent Pharma Solutions, Inc SOFR 12 M + 2.000% 7.443 02/22/28 948,531
1,972,460 (a) Elanco Animal Health Inc CME Term SOFR 1 M + 1.750% 1.750 08/02/27 1,967,687
300,093 (a) Grifols Worldwide Operations USA, Inc SOFR 4 M + 2.000% 7.459 11/15/27 291,221
4,378,356 (a) Jazz Financing Lux Sarl SOFR 12 M + 3.000% 8.445 05/05/28 4,405,721
1,995,088 (a) Organon & Co SOFR 12 M + 3.000% 8.433 06/02/28 2,004,654
292,545 (a) Perrigo Investments LLC SOFR 12 M + 2.250% 7.680 04/20/29 292,058
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 11,188,835
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
33,853 (a) Cushman & Wakefield plc SOFR 12 M + 2.750% 8.195 08/21/25 33,837
463,812 (a) Cushman & Wakefield US Borrower LLC SOFR 12 M + 3.250% 8.680 01/31/30 463,089
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 496,926
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
584,283 (a) Bright Bidco BV SOFR 4 M + 9.000% 14.317 10/31/27 159,424
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 159,424
SOFTWARE & SERVICES - 0.3%
148,549 (a) Avaya, Inc SOFR 12 M + 1.500% 6.830 08/01/28 132,473
2,966,217 (a) Boxer Parent Co, Inc SOFR 12 M + 4.250% 9.580 12/29/28 2,988,775
771,750 (a) Camelot US Acquisition SOFR 12 M + 2.750% 8.077 01/31/31 772,329
651,700 (a) CCC Intelligent Solutions, Inc SOFR 12 M + 2.250% 7.692 09/21/28 652,107
2,000,000 (a),(b) Cotiviti, Inc CME Term SOFR 1 M + 3.250% 3.250 02/24/31 1,997,500
2,207,134 (a) Ellucian Holdings, Inc CME Term SOFR 12 + 3.500% 3.500 10/09/29 2,219,273
989,770 (a) Epicor Software Corp SOFR 12 M + 3.250% 8.692 07/30/27 994,387
833,000 (a) Informatica LLC SOFR 12 M + 2.750% 8.195 10/27/28 834,666
1,979,849 (a) Instructure Holdings, Inc SOFR 4 M + 2.750% 8.355 10/30/28 1,982,324
4,358 (a) Magenta Buyer LLC SOFR 4 M + 5.000% 10.574 07/27/28 2,615
3,202,326 (a) NortonLifeLock, Inc SOFR 12 M + 2.000% 7.427 09/12/29 3,204,904
4,049,166 (a) Open Text Corp SOFR 12 M + 2.750% 8.177 01/31/30 4,060,686
704,811 (a) Peraton Corp SOFR 12 M + 3.750% 9.180 02/01/28 705,530
562,648 (a) Rackspace Finance LLC SOFR 12 M + 2.750% 8.184 02/15/28 278,511
50,231 (a) Rackspace Finance LLC SOFR 4 M + 6.250% 11.683 05/15/28 50,718
463,125 (a) RealPage, Inc SOFR 12 M + 3.000% 8.445 04/24/28 451,193

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 1,712,500 (a) Sedgwick Claims Management Services, Inc SOFR 12 M + 3.750% 9.077% 02/24/28 $ 1,717,560
1,528,596 (a) SS&C Technologies, Inc SOFR 12 M + 2.250% 7.680 03/22/29 1,532,066
2,971,073 (a) SS&C Technologies, Inc SOFR 12 M + 2.250% 7.680 03/22/29 2,977,817
1,528,634 (a) UKG, Inc SOFR 4 M + 3.500% 8.814 02/10/31 1,538,425
334,221 (a) West Technology Group LLC SOFR 4 M + 4.000% 9.563 04/10/27 328,548
2,500,000 (a),(b) Zelis Payments Buyer, Inc SOFR 12 M + 2.750% 8.077 09/28/29 2,502,775
TOTAL SOFTWARE & SERVICES 31,925,182
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
458,039 (a),(b) CommScope, Inc SOFR 12 M + 3.250% 8.695 04/06/26 416,816
264,463 (a) Ingram Micro, Inc SOFR 4 M + 3.000% 8.571 06/30/28 265,290
605,688 (a) MLN US Holdco LLC SOFR 4 M + 4.500% 9.929 11/30/25 74,699
379,683 (a) MLN US Holdco LLC CME Term SOFR 1 M + 6.800% 12.110 10/18/27 75,937
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 832,742
TELECOMMUNICATION SERVICES - 0.1%
966,918 (a) Altice France S.A. LIBOR 4 M + 4.000% 9.263 01/31/26 839,483
193,500 (a) Cablevision Lightpath LLC SOFR 12 M + 3.250% 8.690 11/30/27 191,625
940,000 (a) Coral-US Co-Borrower LLC SOFR 12 M + 3.000% 8.440 10/15/29 938,007
2,950,000 (a) Virgin Media Bristol LLC SOFR 12 M + 2.500% 7.940 01/31/28 2,909,821
TOTAL TELECOMMUNICATION SERVICES 4,878,936
TRANSPORTATION - 0.1%
1,630,000 (a),(b) Air Canada SOFR 4 M + 2.500% 7.833 03/14/31 1,635,102
637,500 (a) American Airlines, Inc SOFR 4 M + 4.750% 10.329 04/20/28 663,134
1,672,439 (a) Hertz Corp SOFR 12 M + 3.250% 8.692 06/30/28 1,622,032
323,272 (a) Hertz Corp SOFR 12 M + 3.250% 8.692 06/30/28 313,529
357,500 (a) Mileage Plus Holdings LLC SOFR 4 M + 5.250% 10.733 06/21/27 368,590
206,250 (a) SkyMiles IP Ltd SOFR 4 M + 3.750% 9.068 10/20/27 212,975
190,573 (a) WestJet Airlines Ltd SOFR 12 M + 3.000% 8.427 12/11/26 190,767
642,032 (a) XPO, Inc CME Term SOFR 1 M + 2.000% 0.000 05/24/28 644,571
TOTAL TRANSPORTATION 5,650,700
UTILITIES - 0.1%
653,019 (a) Calpine Corp 7.3224 12/16/2027 SOFR 4 M + 2.000% 7.313 12/16/27 653,150
427,662 (a) Talen Energy Supply LLC SOFR 4 M + 4.500% 9.826 05/17/30 429,764
2,390,214 (a) Talen Energy Supply LLC SOFR 4 M + 4.500% 9.826 05/17/30 2,401,962
882,522 (a) Vistra Operations Co LLC SOFR 12 M + 2.000% 7.330 12/20/30 882,663
TOTAL UTILITIES 4,367,539
TOTAL BANK LOAN OBLIGATIONS 178,120,479
(Cost $178,494,632)
CORPORATE BONDS - 33.6%
AUTOMOBILES & COMPONENTS - 0.9%
4,500,000 (c) Adient Global Holdings Ltd 4.875 08/15/26 4,386,966
2,060,000 (c) Clarios Global LP 6.750 05/15/28 2,088,074
225,000 (d) Dana, Inc 5.375 11/15/27 220,104
225,000 (d) Dana, Inc 5.625 06/15/28 219,576
325,000 Dana, Inc 4.250 09/01/30 287,183
5,000,000 Ford Motor Credit Co LLC 3.664 09/08/24 4,948,674
7,075,000 Ford Motor Credit Co LLC 6.950 03/06/26 7,209,820
7,920,000 Ford Motor Credit Co LLC 7.350 03/06/30 8,443,968
4,150,000 General Motors Co 6.125 10/01/25 4,184,915
4,390,000 General Motors Financial Co, Inc 2.750 06/20/25 4,242,318
1,400,000 General Motors Financial Co, Inc 6.050 10/10/25 1,410,367
10,900,000 General Motors Financial Co, Inc 5.000 04/09/27 10,819,031
3,550,000 (d) General Motors Financial Co, Inc 5.850 04/06/30 3,620,805
2,000,000 General Motors Financial Co, Inc 5.750 02/08/31 2,021,682
9,850,000 General Motors Financial Co, Inc 2.700 06/10/31 8,210,588
3,450,000 (d) General Motors Financial Co, Inc 5.700 N/A(e) 3,308,039
2,000,000 General Motors Financial Co, Inc 5.750 N/A(e) 1,887,657
2,000,000 (d) Goodyear Tire & Rubber Co 5.000 07/15/29 1,867,249

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AUTOMOBILES & COMPONENTS—continued
$ 5,000,000 Goodyear Tire & Rubber Co 5.250% 04/30/31 $ 4,591,005
3,000,000 (c) Hyundai Capital Services, Inc 2.125 04/24/25 2,890,891
2,000,000 (c),(f) IHO Verwaltungs GmbH 4.750 09/15/26 1,947,317
500,000 (c),(f) IHO Verwaltungs GmbH 6.375 05/15/29 502,556
1,665,000 (c) Kia Corp 2.375 02/14/25 1,620,471
1,750,000 Magna International, Inc 3.625 06/15/24 1,741,178
2,000,000 (c) Nemak SAB de C.V. 3.625 06/28/31 1,620,683
2,575,000 (c) Volkswagen Group of America Finance LLC 1.625 11/24/27 2,280,985
750,000 (c) ZF North America Capital, Inc 6.875 04/14/28 777,900
TOTAL AUTOMOBILES & COMPONENTS 87,350,002
BANKS - 7.6%
1,525,000 (c) Access Bank plc 6.125 09/21/26 1,412,608
1,350,000 (c) Akbank T.A.S. 6.800 02/06/26 1,353,254
1,500,000 (c) Akbank T.A.S. 6.800 06/22/31 1,468,125
2,995,000 (c) Australia & New Zealand Banking Group Ltd 2.950 07/22/30 2,877,845
5,000,000 (c) Australia & New Zealand Banking Group Ltd 6.750 N/A(e) 5,025,580
3,800,000 Banco Bilbao Vizcaya Argentaria S.A. 9.375 N/A(e) 4,086,748
2,100,000 (c) Banco de Credito del Peru 2.700 01/11/25 2,048,949
1,012,000 (c) Banco de Credito e Inversiones S.A. 2.875 10/14/31 863,350
700,000 (c) Banco de Credito e Inversiones S.A. 8.750 N/A(e) 721,875
2,000,000 (c) Banco do Brasil S.A. 6.000 03/18/31 2,002,500
1,725,000 (c) Banco Industrial S.A. 4.875 01/29/31 1,643,942
3,300,000 (c) Banco Internacional del Peru SAA Interbank 4.000 07/08/30 3,169,317
2,725,000 (c) Banco Nacional de Comercio Exterior SNC 2.720 08/11/31 2,458,084
4,000,000 Banco Santander S.A. 5.294 08/18/27 3,990,751
4,200,000 Banco Santander S.A. 3.800 02/23/28 3,973,288
5,200,000 Banco Santander S.A. 6.921 08/08/33 5,441,645
5,400,000 Banco Santander S.A. 4.750 N/A(e) 4,696,389
2,400,000 Banco Santander S.A. 9.625 N/A(e) 2,643,499
1,825,000 Bancolombia S.A. 4.625 12/18/29 1,778,991
2,600,000 (c) Bangkok Bank PCL 3.466 09/23/36 2,191,941
2,500,000 (c) Banistmo S.A. 4.250 07/31/27 2,326,936
4,000,000 (c) Bank Hapoalim BM 3.255 01/21/32 3,584,440
8,000,000 (c) Bank Leumi Le-Israel BM 3.275 01/29/31 7,400,208
10,000,000 Bank of America Corp 4.000 01/22/25 9,867,108
1,000,000 Bank of America Corp 4.450 03/03/26 985,000
23,880,000 Bank of America Corp 2.592 04/29/31 20,588,077
76,000,000 Bank of America Corp 5.288 04/25/34 75,768,930
25,000,000 Bank of America Corp 5.468 01/23/35 25,162,955
8,925,000 Bank of America Corp 2.676 06/19/41 6,350,388
1,150,000 Bank of America Corp 4.375 N/A(e) 1,078,059
14,700,000 Bank of America Corp 6.100 N/A(e) 14,740,616
5,000,000 Bank of America Corp 6.250 N/A(e) 5,005,690
7,000,000 Barclays plc 3.932 05/07/25 6,985,785
600,000 Barclays plc 2.279 11/24/27 551,781
4,700,000 Barclays plc 3.330 11/24/42 3,446,511
2,225,000 Barclays plc 9.625 N/A(e) 2,359,394
6,500,000 Barclays PLC 8.000 N/A(e) 6,482,960
455,000 (c) BBVA Bancomer S.A. 5.350 11/12/29 450,821
3,350,000 (c) BBVA Bancomer S.A. 5.125 01/18/33 3,113,372
5,550,000 (c) BNP Paribas S.A. 2.819 11/19/25 5,442,887
5,895,000 (c) BNP Paribas S.A. 1.904 09/30/28 5,244,621
2,800,000 (c) BNP Paribas S.A. 2.588 08/12/35 2,295,053
16,225,000 (c) BNP Paribas S.A. 7.750 N/A(e) 16,609,257
7,906,000 (c) BNP Paribas S.A. 7.375 N/A(e) 7,924,753
4,025,000 Citigroup, Inc 3.200 10/21/26 3,833,221
2,200,000 Citigroup, Inc 4.300 11/20/26 2,147,067
5,150,000 Citigroup, Inc 4.125 07/25/28 4,936,446
20,000,000 Citigroup, Inc 2.572 06/03/31 17,089,902
8,150,000 Citigroup, Inc 4.910 05/24/33 7,857,150
21,500,000 Citigroup, Inc 6.270 11/17/33 22,707,600

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 4,900,000 Citigroup, Inc 6.250 % N/A(e) $ 4,912,583
8,425,000 Citigroup, Inc 7.625 N/A(e) 8,845,129
7,500,000 Citigroup, Inc 4.000 N/A(e) 7,190,597
6,315,000 (c) Cooperatieve Rabobank UA 1.339 06/24/26 5,997,715
4,175,000 Cooperatieve Rabobank UA 3.750 07/21/26 4,011,594
12,000,000 (c),(d) Credit Agricole S.A. 8.125 N/A(e) 12,240,000
4,050,000 Deutsche Bank AG. 5.371 09/09/27 4,070,966
3,750,000 Deutsche Bank AG. 2.311 11/16/27 3,428,483
3,450,000 Deutsche Bank AG. 6.819 11/20/29 3,606,642
1,150,000 (c) Development Bank of Kazakhstan JSC 2.950 05/06/31 951,993
1,675,000 (c) Grupo Aval Ltd 4.375 02/04/30 1,413,024
2,160,000 (c) Hana Bank 3.500 N/A(e) 2,021,714
625,000 HSBC Holdings plc 3.900 05/25/26 608,544
11,915,000 HSBC Holdings plc 4.292 09/12/26 11,696,120
14,500,000 HSBC Holdings plc 2.251 11/22/27 13,363,723
1,850,000 HSBC Holdings plc 2.013 09/22/28 1,654,077
6,800,000 HSBC Holdings plc 7.390 11/03/28 7,234,613
3,850,000 HSBC Holdings plc 3.973 05/22/30 3,598,138
2,430,000 HSBC Holdings plc 2.848 06/04/31 2,095,978
590,000 HSBC Holdings plc 6.800 06/01/38 629,698
10,000,000 (d) HSBC Holdings plc 8.000 N/A(e) 10,379,510
360,000 Huntington Bancshares, Inc 4.000 05/15/25 353,571
UGX 8,000,000,000 (c),(g) ICBC Standard Bank plc 14.250 06/26/34 1,801,350
2,875,000 (c) ICICI Bank Ltd 3.800 12/14/27 2,716,103
8,225,000 (c) ING Groep NV 1.400 07/01/26 7,810,255
400,000 ING Groep NV 3.950 03/29/27 386,508
11,000,000 ING Groep NV 6.500 N/A(e) 10,863,368
3,000,000 (c) Intercorp Financial Services, Inc 4.125 10/19/27 2,811,959
8,150,000 JPMorgan Chase & Co 2.301 10/15/25 8,006,406
2,500,000 JPMorgan Chase & Co 3.200 06/15/26 2,405,599
3,525,000 JPMorgan Chase & Co 4.323 04/26/28 3,443,646
10,905,000 JPMorgan Chase & Co 3.702 05/06/30 10,216,888
3,810,000 JPMorgan Chase & Co 1.953 02/04/32 3,104,159
10,000,000 JPMorgan Chase & Co 4.912 07/25/33 9,791,444
24,675,000 JPMorgan Chase & Co 5.350 06/01/34 24,770,194
5,625,000 JPMorgan Chase & Co 6.254 10/23/34 6,009,708
3,275,000 JPMorgan Chase & Co 2.525 11/19/41 2,285,433
14,550,000 JPMorgan Chase & Co 3.157 04/22/42 11,070,064
700,000 JPMorgan Chase & Co 4.260 02/22/48 604,246
12,500,000 JPMorgan Chase & Co 6.875 N/A(e) 12,934,653
7,380,000 JPMorgan Chase & Co 3.650 N/A(e) 7,009,061
6,535,000 JPMorgan Chase & Co 5.000 N/A(e) 6,513,653
13,200,000 JPMorgan Chase & Co 6.100 N/A(e) 13,205,306
9,800,000 Lloyds Banking Group plc 7.500 N/A(e) 9,760,824
7,150,000 M&T Bank Corp 3.500 N/A(e) 5,484,128
7,200,000 Mitsubishi UFJ Financial Group, Inc 2.193 02/25/25 6,989,347
2,070,000 Mitsubishi UFJ Financial Group, Inc 1.412 07/17/25 1,968,587
3,000,000 (c) Mizrahi Tefahot Bank Ltd 3.077 04/07/31 2,741,250
8,000,000 (c) NBK SPC Ltd 1.625 09/15/27 7,283,840
3,000,000 (c) NBK Tier  Financing Ltd 3.625 N/A(e) 2,760,000
5,470,000 (c) Nordea Bank Abp 6.625 N/A(e) 5,414,823
4,720,000 PNC Bank NA 2.700 10/22/29 4,098,127
1,500,000 PNC Financial Services Group, Inc 3.900 04/29/24 1,497,910
4,105,000 PNC Financial Services Group, Inc 3.400 N/A(e) 3,587,933
6,000,000 PNC Financial Services Group, Inc 6.200 N/A(e) 5,984,378
2,070,000 (c) Societe Generale S.A. 1.375 07/08/25 1,967,932
3,250,000 (c) Societe Generale S.A. 7.132 01/19/55 3,244,505
4,600,000 Sumitomo Mitsui Financial Group, Inc 1.474 07/08/25 4,378,961
5,100,000 Toronto-Dominion Bank 4.285 09/13/24 5,069,859
1,300,000 Toronto-Dominion Bank 3.625 09/15/31 1,243,345
1,960,000 Truist Bank 2.250 03/11/30 1,631,187

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,960,000 Truist Financial Corp 1.200% 08/05/25 $ 1,852,793
7,000,000 Truist Financial Corp 4.950 N/A(e) 6,867,585
4,500,000 Truist Financial Corp 5.100 N/A(e) 4,186,076
1,500,000 (c) Turkiye Garanti Bankasi AS. 7.177 05/24/27 1,481,400
675,000 (c) Turkiye Garanti Bankasi AS. 8.375 02/28/34 673,313
6,300,000 UniCredit SpA 8.000 N/A(e) 6,300,567
3,000,000 (c) United Overseas Bank Ltd 1.250 04/14/26 2,782,110
1,400,000 (c) United Overseas Bank Ltd 3.750 04/15/29 1,398,776
3,700,000 (c) United Overseas Bank Ltd 2.000 10/14/31 3,387,254
3,400,000 US Bancorp 4.839 02/01/34 3,228,502
3,425,000 Wells Fargo & Co 3.550 09/29/25 3,340,013
10,475,000 Wells Fargo & Co 2.393 06/02/28 9,587,810
6,400,000 Wells Fargo & Co 6.303 10/23/29 6,665,856
9,500,000 (d) Wells Fargo & Co 5.875 N/A(e) 9,479,101
6,825,000 (d) Wells Fargo & Co 7.625 N/A(e) 7,293,932
8,000,000 Wells Fargo & Co 5.900 N/A(e) 7,966,214
10,575,000 Wells Fargo & Co 3.900 N/A(e) 10,061,333
TOTAL BANKS 765,909,655
CAPITAL GOODS - 1.2%
1,000,000 AECOM 5.125 03/15/27 982,352
4,500,000 (c) AerCap Global Aviation 6.500 06/15/45 4,469,303
1,354,000 Air Lease Corp 3.000 02/01/30 1,196,838
3,140,000 Air Lease Corp 3.125 12/01/30 2,756,056
2,430,000 (c) Airbus SE 3.150 04/10/27 2,320,402
1,395,000 (c) Albion Financing 1 SARL 6.125 10/15/26 1,382,254
650,000 (c) BAE Systems plc 1.900 02/15/31 528,821
705,000 (c) Beacon Roofing Supply, Inc 6.500 08/01/30 715,386
17,400,000 Boeing Co 2.196 02/04/26 16,289,867
1,350,000 Boeing Co 3.250 02/01/28 1,242,040
6,900,000 Boeing Co 2.950 02/01/30 5,959,236
1,825,000 Boeing Co 3.250 02/01/35 1,436,059
3,600,000 Boeing Co 5.705 05/01/40 3,445,709
8,700,000 Boeing Co 5.805 05/01/50 8,231,312
1,160,000 (c) Chart Industries, Inc 7.500 01/01/30 1,204,597
1,075,000 (c) Embraer Netherlands Finance BV 7.000 07/28/30 1,125,688
400,000 (b),(c) Esab Corp 6.250 04/15/29 401,873
3,075,000 (c) H&E Equipment Services, Inc 3.875 12/15/28 2,815,111
9,200,000 Honeywell International, Inc 5.250 03/01/54 9,282,936
1,430,000 (c) Husky Injection Molding Systems Ltd 9.000 02/15/29 1,478,789
500,000 Icahn Enterprises LP 4.750 09/15/24 497,696
675,000 (c) James Hardie International Finance DAC 5.000 01/15/28 657,617
7,145,000 John Deere Capital Corp 2.000 06/17/31 5,924,065
6,450,000 L3Harris Technologies, Inc 5.400 07/31/33 6,490,532
850,000 Lockheed Martin Corp 1.850 06/15/30 716,372
2,850,000 Lockheed Martin Corp 5.200 02/15/64 2,818,060
280,000 (c) MITER BRAND 0.000 03/31/32 280,957
5,775,000 Northrop Grumman Corp 3.250 01/15/28 5,456,934
10,675,000 Raytheon Technologies Corp 4.125 11/16/28 10,325,749
6,500,000 Raytheon Technologies Corp 6.000 03/15/31 6,832,846
1,800,000 (c) Sociedad Quimica y Minera de Chile S.A. 6.500 11/07/33 1,883,653
2,500,000 (c) Sociedad Quimica y Minera de Chile S.A. 3.500 09/10/51 1,710,261
500,000 Trane Technologies Global Holding Co Ltd 3.750 08/21/28 478,086
3,750,000 Trane Technologies Luxembourg Finance S.A. 3.800 03/21/29 3,567,896
1,575,000 (c) TransDigm, Inc 6.875 12/15/30 1,605,547
525,000 Tyco Electronics Group S.A. 3.700 02/15/26 511,683
425,000 (c) WESCO Distribution, Inc 7.250 06/15/28 433,898
1,595,000 (c) Windsor Holdings III LLC 8.500 06/15/30 1,672,372
TOTAL CAPITAL GOODS 119,128,853
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
1,655,000 (c) ADT Corp 4.875 07/15/32 1,498,024

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
$ 325,000 (c) ASGN, Inc 4.625% 05/15/28 $ 305,720
1,000,000 (c) Garda World Security Corp 4.625 02/15/27 958,193
745,000 (c) Garda World Security Corp 7.750 02/15/28 763,990
150,000 (c) GFL Environmental, Inc 4.250 06/01/25 147,551
1,000,000 (c) GFL Environmental, Inc 3.750 08/01/25 973,953
125,000 (c) GFL Environmental, Inc 5.125 12/15/26 122,814
1,035,000 (c) GTCR W-2 MERGER SUB LLC 7.500 01/15/31 1,083,451
1,700,000 (c) MPH Acquisition Holdings LLC 5.500 09/01/28 1,445,650
2,125,000 (c) Prime Security Services Borrower LLC 5.750 04/15/26 2,118,801
1,300,000 (c) Prime Security Services Borrower LLC 3.375 08/31/27 1,194,081
2,655,000 (c) Prime Security Services Borrower LLC 6.250 01/15/28 2,600,781
2,225,000 Republic Services, Inc 2.900 07/01/26 2,131,813
420,000 Verisk Analytics, Inc 3.625 05/15/50 310,992
1,235,000 Waste Management, Inc 1.500 03/15/31 993,623
1,500,000 Waste Management, Inc 2.500 11/15/50 935,526
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 17,584,963
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
2,670,000 (c) Asbury Automotive Group, Inc 4.625 11/15/29 2,463,944
755,000 (c) Asbury Automotive Group, Inc 5.000 02/15/32 684,062
3,275,000 AutoZone, Inc 1.650 01/15/31 2,639,248
925,000 (c) Bath & Body Works, Inc 6.625 10/01/30 944,887
550,000 (c) Group 1 Automotive, Inc 4.000 08/15/28 506,905
4,500,000 (c),(h) JSM Global Sarl 4.750 10/20/30 807,750
1,000,000 Kohl's Corp 4.625 05/01/31 841,525
800,000 (c) LCM Investments Holdings II LLC 4.875 05/01/29 735,306
790,000 (c) LCM Investments Holdings II LLC 8.250 08/01/31 826,464
850,000 (c) Lithia Motors, Inc 4.625 12/15/27 816,339
7,450,000 Lowe's Cos, Inc 4.250 04/01/52 6,103,748
1,950,000 (c) Macy's Retail Holdings LLC 5.875 04/01/29 1,912,985
2,450,000 (c) Macy's Retail Holdings LLC 6.125 03/15/32 2,374,751
4,900,000 (c) Magic Mergeco, Inc 5.250 05/01/28 4,175,190
4,215,000 O'Reilly Automotive, Inc 3.550 03/15/26 4,086,286
2,175,000 O'Reilly Automotive, Inc 3.600 09/01/27 2,078,337
2,100,000 O'Reilly Automotive, Inc 4.200 04/01/30 2,008,361
9,530,000 O'Reilly Automotive, Inc 1.750 03/15/31 7,712,223
437,000 (c) Prosus NV 4.850 07/06/27 421,163
1,425,000 (c) Prosus NV 4.193 01/19/32 1,237,345
1,675,000 (c) Prosus NV 4.987 01/19/52 1,231,955
4,950,000 (c) Staples, Inc 7.500 04/15/26 4,831,060
460,000 (c) Wand NewCo 3, Inc 7.625 01/30/32 475,744
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 49,915,578
CONSUMER DURABLES & APPAREL - 0.1%
605,000 (c) Amer Sports Co 6.750 02/16/31 603,460
5,000,000 Lennar Corp 5.000 06/15/27 4,971,990
1,175,000 (d) Newell Brands, Inc 6.375 09/15/27 1,155,493
TOTAL CONSUMER DURABLES & APPAREL 6,730,943
CONSUMER SERVICES - 0.2%
2,000,000 (c) CDI Escrow Issuer, Inc 5.750 04/01/30 1,930,603
3,285,000 (c) Churchill Downs, Inc 6.750 05/01/31 3,303,350
3,500,000 (c) Genm Capital Labuan Ltd 3.882 04/19/31 3,065,030
125,000 (c) Hilton Domestic Operating Co, Inc 5.750 05/01/28 124,814
2,990,000 (c) Hilton Domestic Operating Co, Inc 5.875 04/01/29 2,994,960
2,200,000 (c) Hilton Domestic Operating Co, Inc 3.625 02/15/32 1,894,204
2,455,000 (c) Hilton Grand Vacations Borrower Escrow LLC 6.625 01/15/32 2,464,911
400,000 (c) International Game Technology plc 4.125 04/15/26 387,762
540,000 (c) International Game Technology plc 6.250 01/15/27 543,904
350,000 (c) Light & Wonder International, Inc 7.500 09/01/31 363,966
425,000 (c),(d) Marriott Ownership Resorts, Inc 4.500 06/15/29 388,770
1,000,000 (c) NCL Corp Ltd 5.875 03/15/26 987,151
2,335,000 Sands China Ltd 2.300 03/08/27 2,114,782

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 1,400,000 Sands China Ltd 5.900% 08/08/28 $ 1,372,998
1,175,000 (c) Wynn Macau Ltd 5.625 08/26/28 1,113,695
TOTAL CONSUMER SERVICES 23,050,900
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
3,505,000 (c) Albertsons Cos, Inc 6.500 02/15/28 3,542,199
3,975,000 Costco Wholesale Corp 1.600 04/20/30 3,346,492
3,000,000 Kroger Co 3.875 10/15/46 2,320,055
730,000 SYSCO Corp 3.750 10/01/25 711,871
1,000,000 SYSCO Corp 6.000 01/17/34 1,063,997
3,700,000 SYSCO Corp 3.150 12/14/51 2,534,611
785,000 (c) US Foods, Inc 6.875 09/15/28 803,571
3,600,000 Walmart, Inc 1.050 09/17/26 3,300,306
294,000 Walmart, Inc 2.375 09/24/29 264,825
5,155,000 Walmart, Inc 1.800 09/22/31 4,279,912
3,900,000 Walmart, Inc 2.500 09/22/41 2,800,973
5,150,000 Walmart, Inc 4.500 04/15/53 4,760,631
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 29,729,443
ENERGY - 3.4%
2,500,000 (c) Antero Midstream Partners LP 5.750 01/15/28 2,461,501
2,000,000 (c) Antero Midstream Partners LP 6.625 02/01/32 2,008,732
1,875,000 (c) Archrock Partners LP 6.250 04/01/28 1,855,195
875,000 Cenovus Energy, Inc 2.650 01/15/32 725,769
2,367,000 Cenovus Energy, Inc 5.400 06/15/47 2,229,385
4,250,000 Cheniere Energy Partners LP 3.250 01/31/32 3,620,297
300,000 Chevron USA, Inc 3.900 11/15/24 297,276
1,440,000 (c) Civitas Resources, Inc 8.375 07/01/28 1,515,905
640,000 (c) Civitas Resources, Inc 8.625 11/01/30 687,217
1,750,000 (c) Civitas Resources, Inc 8.750 07/01/31 1,872,605
1,350,000 (c) CNX Resources Corp 7.250 03/01/32 1,372,178
2,000,000 (c) Cosan Ltd 5.500 09/20/29 1,910,491
4,600,000 Diamondback Energy, Inc 4.400 03/24/51 3,810,587
1,790,000 (c) DT Midstream, Inc 4.125 06/15/29 1,645,604
1,490,000 (c) DT Midstream, Inc 4.375 06/15/31 1,349,380
2,500,000 Ecopetrol S.A. 5.375 06/26/26 2,458,392
1,050,000 Ecopetrol S.A. 6.875 04/29/30 1,025,185
2,275,000 Ecopetrol S.A. 4.625 11/02/31 1,892,639
2,675,000 (c) Empresa Nacional del Petroleo 3.450 09/16/31 2,284,182
6,875,000 Enbridge, Inc 5.700 03/08/33 7,041,058
1,960,000 Enbridge, Inc 2.500 08/01/33 1,579,291
10,350,000 Enbridge, Inc 5.750 07/15/80 9,795,221
2,424,000 (c) Energean Israel Finance Ltd 4.875 03/30/26 2,296,740
1,450,000 (c) Energean Israel Finance Ltd 8.500 09/30/33 1,433,502
2,440,000 Energy Transfer LP 2.900 05/15/25 2,368,235
2,675,000 Energy Transfer LP 4.750 01/15/26 2,646,837
8,000,000 Energy Transfer LP 5.250 04/15/29 8,008,842
1,235,000 Energy Transfer LP 3.750 05/15/30 1,138,304
8,600,000 Energy Transfer LP 5.750 02/15/33 8,736,273
4,100,000 Energy Transfer LP 6.550 12/01/33 4,401,319
2,450,000 Energy Transfer LP 5.550 05/15/34 2,457,463
450,000 Energy Transfer LP 5.400 10/01/47 415,290
4,100,000 Energy Transfer LP 6.250 04/15/49 4,207,971
4,625,000 Energy Transfer LP 5.000 05/15/50 4,057,832
5,450,000 Energy Transfer LP 5.950 05/15/54 5,438,806
1,670,000 Energy Transfer Operating LP 5.500 06/01/27 1,680,337
500,000 (c) EnLink Midstream LLC 5.625 01/15/28 495,238
1,250,000 Enterprise Products Operating LLC 3.700 02/15/26 1,221,343
3,707,000 Enterprise Products Operating LLC 3.125 07/31/29 3,419,338
900,000 Enterprise Products Operating LLC 2.800 01/31/30 806,672
1,425,000 Enterprise Products Operating LLC 4.250 02/15/48 1,219,475
2,300,000 Enterprise Products Operating LLC 4.200 01/31/50 1,944,337

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 4,575,000 Enterprise Products Operating LLC 3.200% 02/15/52 $ 3,204,875
6,575,000 Enterprise Products Operating LLC 3.300 02/15/53 4,665,929
276,000 (c) EQM Midstream Partners LP 6.000 07/01/25 276,351
1,200,000 (c) EQM Midstream Partners LP 6.500 07/01/27 1,210,613
1,900,000 (c) EQM Midstream Partners LP 4.500 01/15/29 1,781,520
695,000 (c) EQM Midstream Partners LP 6.375 04/01/29 700,104
850,000 (c) EQT Corp 3.125 05/15/26 805,567
2,548,320 (c) Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 2,190,690
2,750,000 (c) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 2,235,930
3,000,000 Genesis Energy LP 8.000 01/15/27 3,034,884
490,000 Genesis Energy LP 8.250 01/15/29 503,032
1,450,000 (c) Hilcorp Energy I LP 5.750 02/01/29 1,412,354
1,450,000 (c) Hilcorp Energy I LP 6.000 02/01/31 1,409,867
2,000,000 (c) Hilcorp Energy I LP 8.375 11/01/33 2,168,390
1,200,000 (c) KazMunayGas National Co JSC 5.375 04/24/30 1,176,053
3,500,000 (c) KazMunayGas National Co JSC 3.500 04/14/33 2,907,625
2,000,000 (c) Kinetik Holdings LP 6.625 12/15/28 2,035,508
1,070,000 (c) Kodiak Gas Services LLC 7.250 02/15/29 1,089,889
1,325,000 (c) Kosmos Energy Ltd 7.750 05/01/27 1,308,155
1,525,000 (c) Leviathan Bond Ltd 6.125 06/30/25 1,497,184
11,924,000 Marathon Oil Corp 5.300 04/01/29 11,902,339
5,000,000 Marathon Petroleum Corp 4.700 05/01/25 4,957,539
13,040,000 Marathon Petroleum Corp 3.800 04/01/28 12,511,275
1,000,000 Marathon Petroleum Corp 4.750 09/15/44 889,773
2,750,000 Marathon Petroleum Corp 5.000 09/15/54 2,447,553
1,500,000 (c) Medco Maple Tree Pte Ltd 8.960 04/27/29 1,558,467
5,000,000 (c) MEG Energy Corp 5.875 02/01/29 4,913,092
710,000 (c) Midwest Connector Capital Co LLC 4.625 04/01/29 685,423
4,475,000 MPLX LP 1.750 03/01/26 4,183,202
16,235,000 MPLX LP 2.650 08/15/30 13,963,745
2,935,000 MPLX LP 4.700 04/15/48 2,503,758
642,000 (d) Murphy Oil Corp 5.875 12/01/27 636,839
1,140,000 NAK Naftogaz Ukraine via Kondor Finance plc 7.650 07/31/24 923,400
7,735,000 (c) Northern Natural Gas Co 3.400 10/16/51 5,396,354
325,000 Occidental Petroleum Corp 5.500 12/01/25 324,775
475,000 Occidental Petroleum Corp 5.550 03/15/26 476,753
5,000,000 Occidental Petroleum Corp 3.500 08/15/29 4,533,770
2,000,000 Occidental Petroleum Corp 6.600 03/15/46 2,155,456
1,450,000 (c) Oleoducto Central S.A. 4.000 07/14/27 1,353,724
7,750,000 ONEOK, Inc 4.500 03/15/50 6,319,506
2,000,000 (c) Parkland Corp 4.500 10/01/29 1,849,837
1,260,000 (c) Parkland Corp 4.625 05/01/30 1,161,592
1,210,000 (c) Permian Resources Operating LLC 7.000 01/15/32 1,255,271
6,200,000 (c) Pertamina Persero PT 1.400 02/09/26 5,747,209
850,000 (c) Pertamina Persero PT 3.650 07/30/29 788,668
1,667,000 Petrobras Global Finance BV 5.999 01/27/28 1,679,579
1,200,000 (d) Petrobras Global Finance BV 6.900 03/19/49 1,164,137
767,000 (c) Petroleos del Peru S.A. 4.750 06/19/32 603,887
2,700,000 Petroleos Mexicanos 5.950 01/28/31 2,165,412
6,244,000 Petroleos Mexicanos 6.700 02/16/32 5,192,776
3,000,000 Petroleos Mexicanos 7.690 01/23/50 2,157,920
2,950,000 (c) Petronas Energy Canada Ltd 2.112 03/23/28 2,650,345
15,790,000 Phillips 66 2.150 12/15/30 13,246,250
2,400,000 Phillips 66 3.300 03/15/52 1,678,715
860,000 Phillips 66 Co 3.150 12/15/29 780,576
775,000 Phillips 66 Co 4.680 02/15/45 687,959
2,050,000 (c) Promigas S.A. ESP 3.750 10/16/29 1,806,992
3,000,000 (c) Qatar Petroleum 2.250 07/12/31 2,511,030
1,150,000 (c) S.A. Global Sukuk Ltd 0.946 06/17/24 1,136,844
8,670,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 8,738,422
6,365,000 Sabine Pass Liquefaction LLC 4.500 05/15/30 6,121,293

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,067,000 (c) Saka Energi Indonesia PT 4.450% 05/05/24 $ 1,065,788
3,175,000 (c) Saudi Arabian Oil Co 2.250 11/24/30 2,673,147
1,975,000 Sunoco Logistics Partners Operations LP 4.000 10/01/27 1,898,153
1,150,000 Sunoco LP 4.500 05/15/29 1,068,946
300,000 Targa Resources Partners LP 6.500 07/15/27 303,316
1,700,000 (c) Tengizchevroil Finance Co International Ltd 2.625 08/15/25 1,612,236
4,000,000 (c) Thaioil Treasury Center Co Ltd 2.500 06/18/30 3,366,125
1,450,000 TotalEnergies Capital International S.A. 2.986 06/29/41 1,096,568
5,550,000 TotalEnergies Capital International S.A. 3.127 05/29/50 3,952,472
7,835,000 TransCanada Trust 5.500 09/15/79 7,203,955
999,000 (c) Transocean, Inc 8.750 02/15/30 1,041,633
834,000 (c) Tullow Oil plc 10.250 05/15/26 793,070
2,260,000 USA Compression Partners LP 6.875 04/01/26 2,257,401
500,000 USA Compression Partners LP 6.875 09/01/27 501,190
2,125,000 (c) USA Compression Partners LP 7.125 03/15/29 2,151,469
2,000,000 (c) Venture Global Calcasieu Pass LLC 4.125 08/15/31 1,778,399
2,205,000 (c) Venture Global LNG, Inc 8.125 06/01/28 2,249,510
3,000,000 (c) Venture Global LNG, Inc 9.875 02/01/32 3,233,232
7,050,000 Williams Cos, Inc 2.600 03/15/31 6,006,754
5,550,000 Williams Cos, Inc 5.650 03/15/33 5,694,180
TOTAL ENERGY 343,155,765
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
6,850,000 Agree LP 2.000 06/15/28 6,022,735
5,450,000 Alexandria Real Estate Equities, Inc 3.450 04/30/25 5,335,783
450,000 Alexandria Real Estate Equities, Inc 3.950 01/15/27 434,413
675,000 Alexandria Real Estate Equities, Inc 3.950 01/15/28 646,468
2,775,000 (d) Alexandria Real Estate Equities, Inc 4.900 12/15/30 2,735,549
1,900,000 Alexandria Real Estate Equities, Inc 1.875 02/01/33 1,443,416
2,700,000 American Tower Corp 2.950 01/15/25 2,642,439
600,000 American Tower Corp 3.375 10/15/26 573,084
1,200,000 American Tower Corp 3.600 01/15/28 1,133,712
5,370,000 American Tower Corp 1.500 01/31/28 4,687,662
5,800,000 American Tower Corp 3.800 08/15/29 5,412,916
6,950,000 American Tower Corp 2.900 01/15/30 6,110,701
1,375,000 American Tower Corp 2.100 06/15/30 1,142,228
890,000 American Tower Corp 1.875 10/15/30 721,614
1,125,000 Brandywine Operating Partnership LP 4.100 10/01/24 1,112,116
2,225,000 Brixmor Operating Partnership LP 3.850 02/01/25 2,186,776
8,206,000 Brixmor Operating Partnership LP 2.250 04/01/28 7,286,698
2,900,000 CubeSmart LP 2.250 12/15/28 2,543,476
1,474,000 CubeSmart LP 2.000 02/15/31 1,185,693
1,525,000 Digital Realty Trust LP 3.600 07/01/29 1,405,150
7,735,000 Essential Properties LP 2.950 07/15/31 6,273,419
5,000,000 Essex Portfolio LP 3.875 05/01/24 4,990,772
3,200,000 Essex Portfolio LP 3.000 01/15/30 2,837,827
2,275,000 Extra Space Storage LP 2.400 10/15/31 1,871,703
1,225,000 Federal Realty OP LP 1.250 02/15/26 1,133,067
800,000 (c) HAT Holdings I LLC 8.000 06/15/27 834,160
1,675,000 Healthcare Realty Holdings LP 3.875 05/01/25 1,637,512
4,125,000 Healthcare Realty Holdings LP 3.500 08/01/26 3,936,618
3,000,000 Healthcare Realty Holdings LP 3.625 01/15/28 2,770,215
6,765,000 Healthcare Realty Holdings LP 3.100 02/15/30 5,890,257
1,660,000 Healthcare Realty Holdings LP 2.400 03/15/30 1,358,862
925,000 Healthcare Realty Holdings LP 2.050 03/15/31 713,282
7,500,000 Highwoods Realty LP 3.875 03/01/27 7,059,552
1,025,000 Highwoods Realty LP 4.125 03/15/28 958,419
1,350,000 Highwoods Realty LP 4.200 04/15/29 1,228,823
8,010,000 Highwoods Realty LP 3.050 02/15/30 6,754,199
2,085,000 Highwoods Realty LP 2.600 02/01/31 1,647,608
155,000 (c) Iron Mountain, Inc 7.000 02/15/29 157,954
1,025,000 Kimco Realty OP LLC 3.850 06/01/25 1,005,580

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 700,000 Kimco Realty OP LLC 3.250% 08/15/26 $ 663,228
975,000 Kite Realty Group LP 5.500 03/01/34 968,845
4,425,000 Kite Realty Group Trust 4.750 09/15/30 4,233,773
1,200,000 Mid-America Apartments LP 3.750 06/15/24 1,194,489
1,050,000 Mid-America Apartments LP 4.000 11/15/25 1,028,924
7,350,000 Mid-America Apartments LP 2.750 03/15/30 6,500,030
6,200,000 Mid-America Apartments LP 1.700 02/15/31 4,991,894
1,700,000 Mid-America Apartments LP 2.875 09/15/51 1,088,274
3,375,000 MPT Operating Partnership LP 3.500 03/15/31 2,317,342
625,000 National Retail Properties, Inc 4.000 11/15/25 611,080
1,850,000 National Retail Properties, Inc 3.600 12/15/26 1,767,028
1,425,000 NNN REIT, Inc 5.600 10/15/33 1,442,789
1,075,000 ProLogis LP 2.875 11/15/29 970,940
1,100,000 Regency Centers LP 3.900 11/01/25 1,066,148
950,000 Regency Centers LP 3.600 02/01/27 914,271
5,885,000 Regency Centers LP 2.950 09/15/29 5,265,619
17,050,000 (c) SBA Tower Trust 2.836 01/15/25 16,641,238
8,398,000 (c) SBA Tower Trust 1.884 01/15/26 7,839,368
7,500,000 (c) SBA Tower Trust 1.631 11/15/26 6,786,243
646,000 SITE Centers Corp 3.625 02/01/25 635,981
2,000,000 SITE Centers Corp 4.250 02/01/26 1,969,383
2,833,000 SITE Centers Corp 4.700 06/01/27 2,793,702
2,500,000 (c) Trust Fibra Uno 7.375 02/13/34 2,494,581
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 182,007,628
FINANCIAL SERVICES - 2.6%
4,900,000 AerCap Ireland Capital DAC 3.500 01/15/25 4,816,561
9,050,000 AerCap Ireland Capital DAC 1.750 01/30/26 8,450,065
5,000,000 AerCap Ireland Capital DAC 3.875 01/23/28 4,740,321
12,975,000 AerCap Ireland Capital DAC 3.000 10/29/28 11,740,048
1,250,000 AerCap Ireland Capital DAC 3.850 10/29/41 990,064
2,000,000 American Express Co 2.550 03/04/27 1,867,924
5,705,000 (d) Bank of New York Mellon Corp 4.700 N/A(e) 5,597,936
3,100,000 (c) BOC Aviation USA Corp 1.625 04/29/24 3,090,154
2,490,000 Capital One Financial Corp 3.750 03/09/27 2,389,852
5,490,000 (d) Capital One Financial Corp 3.950 N/A(e) 4,876,633
10,800,000 Charles Schwab Corp 5.375 N/A(e) 10,725,254
600,000 (c) Compass Group Diversified Holdings LLC 5.250 04/15/29 570,080
2,500,000 (c) Corebridge Financial, Inc 6.050 09/15/33 2,575,296
3,475,000 Corebridge Financial, Inc 5.750 01/15/34 3,545,149
6,400,000 Deutsche Bank AG. 6.000 N/A(e) 5,908,660
4,200,000 Discover Bank 2.450 09/12/24 4,137,754
5,400,000 Discover Bank 3.450 07/27/26 5,142,693
2,275,000 Discover Bank 2.700 02/06/30 1,955,274
2,375,000 (c) ENN Clean Energy International Investment Ltd 3.375 05/12/26 2,245,955
925,000 (c) Equitable Financial Life Global Funding 1.400 07/07/25 877,029
870,000 (c) Equitable Financial Life Global Funding 1.800 03/08/28 766,053
1,705,000 (c) FirstCash, Inc 6.875 03/01/32 1,704,205
5,330,000 Fiserv, Inc 3.500 07/01/29 4,963,121
5,275,000 Fiserv, Inc 5.450 03/15/34 5,342,608
5,277,000 Goldman Sachs Group, Inc 3.500 04/01/25 5,177,097
5,800,000 Goldman Sachs Group, Inc 5.798 08/10/26 5,818,798
5,600,000 Goldman Sachs Group, Inc 4.482 08/23/28 5,474,754
7,410,000 Goldman Sachs Group, Inc 1.992 01/27/32 5,996,148
7,300,000 Goldman Sachs Group, Inc 2.615 04/22/32 6,126,538
360,000 Goldman Sachs Group, Inc 6.750 10/01/37 393,313
1,900,000 Goldman Sachs Group, Inc 4.411 04/23/39 1,700,846
4,875,000 Goldman Sachs Group, Inc 3.210 04/22/42 3,665,732
725,000 Goldman Sachs Group, Inc 3.436 02/24/43 561,591
5,900,000 (d) Goldman Sachs Group, Inc 7.500 N/A(e) 6,264,862
925,000 Icahn Enterprises LP 5.250 05/15/27 835,960
3,800,000 Icahn Enterprises LP 4.375 02/01/29 3,239,852

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,100,000 (c) Indian Railway Finance Corp Ltd 3.249% 02/13/30 $ 977,294
7,400,000 (c) Indian Railway Finance Corp Ltd 2.800 02/10/31 6,269,061
475,000 Legg Mason, Inc 3.950 07/15/24 472,467
3,425,000 (c) LPL Holdings, Inc 4.000 03/15/29 3,148,943
2,116,000 (c) Mexico Remittances Funding Fiduciary Estate
Management Sarl
4.875 01/15/28 1,898,271
2,500,000 (c) Minejesa Capital BV 5.625 08/10/37 2,267,310
1,040,000 Morgan Stanley 4.000 07/23/25 1,022,798
4,444,000 Morgan Stanley 2.188 04/28/26 4,287,356
11,950,000 Morgan Stanley 3.125 07/27/26 11,430,040
685,000 Morgan Stanley 3.950 04/23/27 661,369
3,000,000 Morgan Stanley 5.449 07/20/29 3,026,308
5,250,000 Morgan Stanley 6.407 11/01/29 5,504,955
15,750,000 Morgan Stanley 5.250 04/21/34 15,626,897
3,625,000 Morgan Stanley 5.424 07/21/34 3,636,236
5,000,000 Navient Corp 5.000 03/15/27 4,790,211
1,000,000 (c) NFP Corp 7.500 10/01/30 1,053,506
2,000,000 Northern Trust Corp 4.600 N/A(e) 1,919,517
1,345,000 OneMain Finance Corp 3.500 01/15/27 1,248,564
5,000,000 OneMain Finance Corp 4.000 09/15/30 4,279,231
350,000 (c) PennyMac Financial Services, Inc 7.875 12/15/29 359,641
2,975,000 (c) Power Finance Corp Ltd 3.950 04/23/30 2,712,874
2,000,000 (c) Rocket Mortgage LLC 4.000 10/15/33 1,694,182
1,375,000 S&P Global, Inc 4.250 05/01/29 1,339,504
550,000 Springleaf Finance Corp 5.375 11/15/29 517,117
550,000 State Street Corp 3.300 12/16/24 542,012
6,950,000 State Street Corp 6.700 N/A(e) 7,052,318
1,650,000 UBS Group AG. 3.750 03/26/25 1,618,872
8,325,000 (c) UBS Group AG. 2.193 06/05/26 7,981,509
4,950,000 (c) UBS Group AG. 1.305 02/02/27 4,569,475
4,600,000 (c) UBS Group AG. 6.442 08/11/28 4,735,840
3,500,000 (c) UBS Group AG. 3.179 02/11/43 2,560,478
580,000 Visa, Inc 3.150 12/14/25 564,023
3,400,000 Visa, Inc 2.700 04/15/40 2,547,891
650,000 Voya Financial, Inc 5.700 07/15/43 636,432
TOTAL FINANCIAL SERVICES 257,226,682
FOOD, BEVERAGE & TOBACCO - 1.4%
3,100,000 (c) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3.375 06/29/28 2,700,797
4,901,000 Anheuser-Busch Cos LLC 3.650 02/01/26 4,789,197
6,875,000 Anheuser-Busch Cos LLC 4.700 02/01/36 6,646,884
8,910,000 Anheuser-Busch Cos LLC 4.900 02/01/46 8,467,264
10,260,000 Anheuser-Busch InBev Worldwide, Inc 4.750 01/23/29 10,257,005
8,750,000 Anheuser-Busch InBev Worldwide, Inc 5.000 06/15/34 8,802,062
6,250,000 BAT Capital Corp 2.259 03/25/28 5,563,668
6,075,000 BAT Capital Corp 4.906 04/02/30 5,942,991
12,520,000 BAT Capital Corp 2.726 03/25/31 10,526,881
7,200,000 BAT International Finance plc 4.448 03/16/28 6,991,547
2,160,000 (c) Becle SAB de C.V. 2.500 10/14/31 1,719,382
3,300,000 (c) Bimbo Bakeries USA, Inc 6.050 01/15/29 3,414,573
1,775,000 (c) BRF S.A. 4.875 01/24/30 1,597,442
3,250,000 (c) Cia Cervecerias Unidas S.A. 3.350 01/19/32 2,759,867
3,000,000 (c) Coca-Cola Icecek AS. 4.500 01/20/29 2,797,980
750,000 Constellation Brands, Inc 4.400 11/15/25 738,599
2,775,000 Constellation Brands, Inc 3.700 12/06/26 2,677,021
1,150,000 Constellation Brands, Inc 3.150 08/01/29 1,047,436
4,540,000 Constellation Brands, Inc 2.875 05/01/30 4,016,058
13,700,000 Constellation Brands, Inc 2.250 08/01/31 11,315,996
2,750,000 Diageo Capital plc 2.125 10/24/24 2,697,939
2,320,000 Diageo Capital plc 1.375 09/29/25 2,195,305
1,875,000 (c) Embotelladora Andina S.A. 3.950 01/21/50 1,409,328
2,000,000 (c) Grupo Bimbo SAB de C.V. 4.700 11/10/47 1,737,677

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 2,200,000 Kraft Heinz Foods Co 4.375% 06/01/46 $ 1,857,998
1,500,000 (c) NBM US Holdings, Inc 6.625 08/06/29 1,490,455
9,000,000 Philip Morris International, Inc 5.250 02/13/34 8,920,212
680,000 (c) Post Holdings, Inc 6.250 02/15/32 684,956
5,500,000 (c) Primo Water Holdings, Inc 4.375 04/30/29 5,057,666
3,250,000 (c) Sigma Alimentos S.A. de C.V. 4.125 05/02/26 3,145,164
4,225,000 (c) Ulker Biskuvi Sanayi AS. 6.950 10/30/25 4,188,935
TOTAL FOOD, BEVERAGE & TOBACCO 136,158,285
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
1,200,000 Abbott Laboratories 5.300 05/27/40 1,239,008
980,000 Advocate Health & Hospitals Corp 3.008 06/15/50 682,878
285,000 Aetna, Inc 6.625 06/15/36 312,377
2,100,000 Boston Scientific Corp 2.650 06/01/30 1,849,570
1,640,000 Centene Corp 2.450 07/15/28 1,454,210
8,310,000 Centene Corp 3.000 10/15/30 7,124,967
6,250,000 (c) CHS 5.250 05/15/30 5,096,326
2,550,000 Cigna Group 3.200 03/15/40 1,930,302
495,000 CVS Health Corp 3.875 07/20/25 485,688
9,180,000 CVS Health Corp 1.875 02/28/31 7,479,705
2,250,000 CVS Health Corp 4.780 03/25/38 2,077,825
3,635,000 CVS Health Corp 2.700 08/21/40 2,523,550
16,225,000 CVS Health Corp 5.050 03/25/48 14,735,185
1,000,000 (c) DaVita, Inc 4.625 06/01/30 895,284
9,160,000 Elevance Health, Inc 2.250 05/15/30 7,833,776
2,625,000 Elevance Health, Inc 5.125 02/15/53 2,515,644
2,815,000 HCA, Inc 5.625 09/01/28 2,849,979
5,000,000 HCA, Inc 3.500 09/01/30 4,521,786
3,475,000 HCA, Inc 3.625 03/15/32 3,076,198
4,600,000 HCA, Inc 4.625 03/15/52 3,844,517
3,500,000 (c) Hologic, Inc 3.250 02/15/29 3,136,672
10,100,000 Humana, Inc 2.150 02/03/32 8,075,351
800,000 Humana, Inc 5.875 03/01/33 825,553
2,325,000 McKesson Corp 5.100 07/15/33 2,346,623
4,175,000 Medtronic Global Holdings S.C.A 4.250 03/30/28 4,101,567
225,000 Tenet Healthcare Corp 4.625 06/15/28 214,243
5,400,000 (d) Tenet Healthcare Corp 6.125 10/01/28 5,380,646
2,500,000 Tenet Healthcare Corp 4.250 06/01/29 2,323,799
3,200,000 Tenet Healthcare Corp 4.375 01/15/30 2,957,669
1,525,000 UnitedHealth Group, Inc 2.950 10/15/27 1,435,100
3,700,000 UnitedHealth Group, Inc 2.000 05/15/30 3,144,578
6,185,000 UnitedHealth Group, Inc 2.300 05/15/31 5,239,618
1,375,000 UnitedHealth Group, Inc 3.750 10/15/47 1,086,947
TOTAL HEALTH CARE EQUIPMENT & SERVICES 112,797,141
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
3,150,000 Church & Dwight Co, Inc 2.300 12/15/31 2,618,765
1,170,000 (c) Coty, Inc 6.625 07/15/30 1,188,125
3,300,000 Haleon US Capital LLC 3.375 03/24/27 3,158,020
6,825,000 Haleon US Capital LLC 3.625 03/24/32 6,150,751
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 13,115,661
INSURANCE - 1.3%
2,550,000 (c) Acrisure LLC 4.250 02/15/29 2,302,165
131,000 Aflac, Inc 6.450 08/15/40 143,499
825,000 (c) Alliant Holdings Intermediate LLC 4.250 10/15/27 776,704
4,360,000 (c) Alliant Holdings Intermediate LLC 6.750 04/15/28 4,390,773
6,400,000 (c) Allianz SE 6.350 09/06/53 6,717,958
11,160,000 Aon Corp 2.800 05/15/30 9,830,459
1,450,000 Aon Corp 5.350 02/28/33 1,457,850
2,790,000 Aon Global Ltd 3.500 06/14/24 2,777,042
1,045,000 (c) Ardonagh Finco Ltd 7.750 02/15/31 1,040,283
4,500,000 AXIS Specialty Finance LLC 4.900 01/15/40 4,013,815

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 825,000 Berkshire Hathaway Finance Corp 2.875% 03/15/32 $ 729,319
9,950,000 Berkshire Hathaway Finance Corp 2.850 10/15/50 6,714,765
1,500,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 1,212,548
8,225,000 (c) Five Corners Funding Trust II 2.850 05/15/30 7,209,047
2,500,000 (c) Hanwha Life Insurance Co Ltd 3.379 02/04/32 2,316,979
15,431,000 Hartford Financial Services Group, Inc 2.800 08/19/29 13,846,064
350,000 Hartford Financial Services Group, Inc 4.300 04/15/43 300,448
1,400,000 Hartford Financial Services Group, Inc 2.900 09/15/51 914,735
545,000 (c) Howden UK Refinance plc 7.250 02/15/31 547,058
2,755,000 (c) HUB International Ltd 7.250 06/15/30 2,831,305
1,450,000 (c) Liberty Mutual Group, Inc 3.951 10/15/50 1,090,318
2,850,000 MetLife, Inc 3.600 04/10/24 2,848,726
600,000 MetLife, Inc 3.000 03/01/25 587,249
525,000 MetLife, Inc 3.600 11/13/25 512,210
1,025,000 MetLife, Inc 5.000 07/15/52 964,952
5,870,000 MetLife, Inc 3.850 N/A(e) 5,642,265
3,250,000 (c) Panther Escrow Issuer LLC 7.125 06/01/31 3,304,308
10,175,000 PartnerRe Finance B LLC 4.500 10/01/50 9,273,404
3,500,000 Principal Financial Group, Inc 2.125 06/15/30 2,932,214
3,700,000 (c) Protective Life Global Funding 0.781 07/05/24 3,654,162
2,000,000 Prudential Financial, Inc 3.905 12/07/47 1,596,336
5,500,000 Prudential Financial, Inc 5.125 03/01/52 5,155,390
5,250,000 Prudential Financial, Inc 6.500 03/15/54 5,322,581
2,220,000 Reinsurance Group of America, Inc 3.900 05/15/29 2,094,998
11,300,000 (c) Swiss Re Finance Luxembourg S.A. 5.000 04/02/49 10,961,000
3,900,000 (a),(c) Vitality Re XIV Ltd U.S. Treasury Bill 3 M + 3.500% 8.840 01/05/27 3,965,520
1,900,000 (a),(c) Vitality Re XV Ltd U.S. Treasury Bill 3 M + 2.500% 7.868 01/07/28 1,897,340
365,000 Willis North America, Inc 3.600 05/15/24 363,914
TOTAL INSURANCE 132,239,703
MATERIALS - 1.3%
4,375,000 Albemarle Corp 4.650 06/01/27 4,293,410
875,000 (c) Alpek SAB de C.V. 4.250 09/18/29 813,697
2,000,000 (c) Alpek SAB de C.V. 3.250 02/25/31 1,712,607
370,000 Amcor Flexibles North America, Inc 3.100 09/15/26 346,680
2,725,000 Amcor Flexibles North America, Inc 2.630 06/19/30 2,346,535
7,535,000 (d) Amcor Flexibles North America, Inc 2.690 05/25/31 6,402,039
2,300,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 2,070,491
5,000,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 4,369,288
1,778,000 (c) Antofagasta plc 2.375 10/14/30 1,484,198
1,600,000 (c) Antofagasta plc 5.625 05/13/32 1,604,669
3,225,000 (c) Ardagh Metal Packaging Finance USA LLC 3.250 09/01/28 2,785,824
1,445,000 (c) Arsenal AIC Parent LLC 8.000 10/01/30 1,517,084
375,000 (c) Avient Corp 5.750 05/15/25 373,327
3,570,000 Ball Corp 6.875 03/15/28 3,664,580
1,850,000 Ball Corp 2.875 08/15/30 1,578,512
10,105,000 Berry Global, Inc 1.570 01/15/26 9,446,028
6,100,000 Berry Global, Inc 1.650 01/15/27 5,537,588
1,500,000 (c) Celulosa Arauco y Constitucion S.A. 4.250 04/30/29 1,395,388
1,325,000 (c) Celulosa Arauco y Constitucion S.A. 4.200 01/29/30 1,212,472
1,325,000 (c) Cemex SAB de C.V. 5.450 11/19/29 1,305,005
500,000 (c),(d) Cemex SAB de C.V. 3.875 07/11/31 443,005
1,500,000 Commercial Metals Co 4.125 01/15/30 1,381,113
2,725,000 (c) Constellium SE 3.750 04/15/29 2,451,676
3,000,000 (c) Corp Nacional del Cobre de Chile 3.000 09/30/29 2,663,475
2,000,000 (c),(d) Corp Nacional del Cobre de Chile 3.150 01/14/30 1,769,809
325,000 (c) Corp Nacional del Cobre de Chile 6.440 01/26/36 334,565
265,000 DowDuPont, Inc 4.493 11/15/25 261,470
1,140,000 DuPont de Nemours, Inc 4.725 11/15/28 1,138,400
800,000 (c) Freeport Indonesia PT 4.763 04/14/27 779,106
1,860,000 (c) Freeport Indonesia PT 5.315 04/14/32 1,819,690
1,500,000 (c) Fresnillo plc 4.250 10/02/50 1,130,168

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 4,900,000 (c) Gates Global LLC 6.250% 01/15/26 $ 4,888,128
3,000,000 (c) Inversiones CMPC S.A. 4.375 04/04/27 2,885,893
4,900,000 (c) Inversiones CMPC S.A. 3.000 04/06/31 4,187,484
1,785,000 (c) Mauser Packaging Solutions Holding Co 7.875 08/15/26 1,818,471
2,600,000 (c) MEGlobal BV 2.625 04/28/28 2,314,000
2,000,000 (c) Mineral Resources Ltd 8.000 11/01/27 2,040,824
1,325,000 (c) Mineral Resources Ltd 9.250 10/01/28 1,395,489
2,900,000 (c) Nova Chemicals Corp 4.875 06/01/24 2,887,408
6,350,000 Nutrien Ltd 2.950 05/13/30 5,660,548
1,920,000 (c) OCI NV 4.625 10/15/25 1,875,443
1,600,000 (c) OCP S.A. 3.750 06/23/31 1,361,600
2,000,000 Olin Corp 5.125 09/15/27 1,953,747
2,000,000 (c) Orbia Advance Corp SAB de C.V. 1.875 05/11/26 1,836,811
480,000 Packaging Corp of America 3.650 09/15/24 475,226
1,750,000 Sasol Financing USA LLC 4.375 09/18/26 1,650,418
500,000 (c) Sasol Financing USA LLC 8.750 05/03/29 509,346
670,000 (c) Sealed Air Corp 6.125 02/01/28 671,390
600,000 (c) Sealed Air Corp 7.250 02/15/31 623,812
2,000,000 (c) Sociedad Quimica y Minera de Chile S.A. 4.250 05/07/29 1,907,117
1,800,000 (c) St. Marys Cement, Inc Canada 5.750 04/02/34 1,782,000
2,950,000 (c) SunCoke Energy, Inc 4.875 06/30/29 2,670,939
2,400,000 Suzano Austria GmbH 3.750 01/15/31 2,121,567
5,000,000 Suzano Austria GmbH 3.125 01/15/32 4,153,672
4,070,000 (c) Tronox, Inc 4.625 03/15/29 3,650,530
3,675,000 (c) UltraTech Cement Ltd 2.800 02/16/31 3,107,508
TOTAL MATERIALS 126,861,270
MEDIA & ENTERTAINMENT - 1.2%
2,000,000 (c) Altice Financing S.A. 5.750 08/15/29 1,602,483
2,030,000 (d) Baidu, Inc 1.625 02/23/27 1,842,853
4,900,000 (c) CCO Holdings LLC 5.125 05/01/27 4,668,580
2,500,000 (c) CCO Holdings LLC 4.500 08/15/30 2,095,118
5,000,000 (c) CCO Holdings LLC 4.250 02/01/31 4,083,249
6,300,000 (d) Charter Communications Operating LLC 4.400 04/01/33 5,583,157
5,000,000 Charter Communications Operating LLC 3.500 03/01/42 3,336,176
2,400,000 Charter Communications Operating LLC 5.125 07/01/49 1,859,647
15,750,000 Charter Communications Operating LLC 4.800 03/01/50 11,658,333
9,680,000 Charter Communications Operating LLC 3.700 04/01/51 5,986,591
3,700,000 Comcast Corp 4.150 10/15/28 3,611,220
4,525,000 Comcast Corp 3.200 07/15/36 3,717,179
1,000,000 Comcast Corp 3.900 03/01/38 871,398
21,258,000 Comcast Corp 2.887 11/01/51 13,799,067
10,186,000 Comcast Corp 2.937 11/01/56 6,413,168
4,100,000 (c) CSC Holdings LLC 5.500 04/15/27 3,668,326
985,000 (c) DIRECTV Holdings LLC 5.875 08/15/27 931,846
2,985,000 Grupo Televisa SAB 6.625 01/15/40 3,043,639
650,000 Lamar Media Corp 3.750 02/15/28 607,257
2,000,000 Lamar Media Corp 4.875 01/15/29 1,927,149
1,000,000 Lamar Media Corp 4.000 02/15/30 908,849
1,675,000 Lamar Media Corp 3.625 01/15/31 1,469,695
1,275,000 (c) LCPR Senior Secured Financing DAC 5.125 07/15/29 1,067,779
825,000 (c) News Corp 3.875 05/15/29 754,423
2,725,000 (c) Sirius XM Radio, Inc 4.000 07/15/28 2,493,024
1,575,000 (c) Sirius XM Radio, Inc 4.125 07/01/30 1,376,815
3,000,000 (c) Sunrise FinCo I BV 4.875 07/15/31 2,677,433
250,000 Time Warner Cable LLC 5.875 11/15/40 216,555
1,275,000 (c) Univision Communications, Inc 4.500 05/01/29 1,139,409
2,000,000 (c) VZ Secured Financing BV 5.000 01/15/32 1,717,207
15,000,000 Warnermedia Holdings, Inc 3.755 03/15/27 14,314,915
800,000 Warnermedia Holdings, Inc 4.054 03/15/29 748,901
11,175,000 Warnermedia Holdings, Inc 5.050 03/15/42 9,604,836
2,175,000 Warnermedia Holdings, Inc 5.141 03/15/52 1,805,245

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 2,325,000 (d) Weibo Corp 3.375% 07/08/30 $ 2,018,104
1,413,000 (c) Ziff Davis, Inc 4.625 10/15/30 1,273,809
TOTAL MEDIA & ENTERTAINMENT 124,893,435
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
3,750,000 AbbVie, Inc 3.200 11/21/29 3,455,614
7,900,000 AbbVie, Inc 5.050 03/15/34 7,997,919
6,875,000 AbbVie, Inc 4.050 11/21/39 6,121,496
3,925,000 AbbVie, Inc 5.400 03/15/54 4,039,980
13,775,000 Amgen, Inc 5.250 03/02/33 13,890,875
11,650,000 Amgen, Inc 5.650 03/02/53 11,870,827
2,325,000 AstraZeneca Finance LLC 1.200 05/28/26 2,147,678
450,000 AstraZeneca Finance LLC 2.250 05/28/31 380,116
1,500,000 (c) Avantor Funding, Inc 4.625 07/15/28 1,421,421
2,040,000 (c) Avantor Funding, Inc 3.875 11/01/29 1,838,937
1,065,000 Danaher Corp 2.800 12/10/51 701,388
3,775,000 Eli Lilly & Co 5.000 02/09/54 3,753,742
17,900,000 Gilead Sciences, Inc 5.250 10/15/33 18,266,380
635,000 Gilead Sciences, Inc 4.000 09/01/36 569,639
4,400,000 Gilead Sciences, Inc 5.550 10/15/53 4,554,354
1,250,000 Johnson & Johnson 3.400 01/15/38 1,071,800
2,250,000 Merck & Co, Inc 2.750 12/10/51 1,470,952
2,500,000 (c) Organon Finance   LLC 4.125 04/30/28 2,329,729
5,650,000 (c) Organon Finance   LLC 5.125 04/30/31 5,023,457
2,275,000 Pfizer Investment Enterprises Pte Ltd 4.750 05/19/33 2,239,928
18,375,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 18,269,051
3,500,000 Teva Pharmaceutical Finance Netherlands III BV 3.150 10/01/26 3,272,120
695,000 Teva Pharmaceutical Finance Netherlands III BV 4.750 05/09/27 672,812
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 115,360,215
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
1,400,000 Kennedy-Wilson, Inc 4.750 03/01/29 1,152,516
1,475,000 Kennedy-Wilson, Inc 5.000 03/01/31 1,147,776
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,300,292
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
15,542,000 (c) Broadcom, Inc 4.926 05/15/37 14,750,387
260,000 Intel Corp 3.150 05/11/27 247,036
1,150,000 Intel Corp 3.734 12/08/47 893,442
4,735,000 NVIDIA Corp 2.000 06/15/31 4,000,929
1,650,000 (c) NXP BV 2.700 05/01/25 1,601,150
2,650,000 NXP BV 3.875 06/18/26 2,572,420
1,975,000 NXP BV 4.400 06/01/27 1,936,189
1,200,000 NXP BV 3.400 05/01/30 1,089,164
2,575,000 NXP BV 3.125 02/15/42 1,856,773
4,300,000 (c) SK Hynix, Inc 1.500 01/19/26 4,004,426
1,100,000 Texas Instruments, Inc 2.625 05/15/24 1,096,047
1,100,000 Texas Instruments, Inc 4.150 05/15/48 947,017
4,000,000 Texas Instruments, Inc 5.000 03/14/53 3,924,495
3,000,000 (c) TSMC Global Ltd 0.750 09/28/25 2,806,158
2,000,000 (c) TSMC Global Ltd 1.000 09/28/27 1,747,705
3,000,000 (c) TSMC Global Ltd 1.750 04/23/28 2,665,340
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 46,138,678
SOFTWARE & SERVICES - 0.9%
11,405,000 Adobe, Inc 2.300 02/01/30 10,036,904
3,000,000 (c) Ahead DB Holdings LLC 6.625 05/01/28 2,715,000
265,000 (c) CA Magnum Holdings 5.375 10/31/26 253,159
900,000 (c) Gartner, Inc 3.750 10/01/30 805,625
2,270,000 (c) Gen Digital, Inc 6.750 09/30/27 2,302,506
19,000,000 Microsoft Corp 2.400 08/08/26 18,032,629
2,675,000 (c) Microsoft Corp 3.400 09/15/26 2,590,830
1,850,000 (c) Microsoft Corp 1.350 09/15/30 1,527,041

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 1,911,000 Microsoft Corp 2.525% 06/01/50 $ 1,255,839
455,000 (c) Open Text Corp 6.900 12/01/27 470,465
2,830,000 (c) Open Text Corp 3.875 12/01/29 2,521,531
550,000 (c) Open Text Holdings, Inc 4.125 02/15/30 492,731
12,750,000 Oracle Corp 4.900 02/06/33 12,482,864
11,975,000 Oracle Corp 5.550 02/06/53 11,714,353
3,100,000 Roper Technologies, Inc 1.400 09/15/27 2,750,323
13,155,000 Roper Technologies, Inc 2.000 06/30/30 10,979,738
5,800,000 Salesforce, Inc 2.700 07/15/41 4,197,084
1,145,000 (c) UKG, Inc 6.875 02/01/31 1,166,442
TOTAL SOFTWARE & SERVICES 86,295,064
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
3,450,000 Amphenol Corp 2.800 02/15/30 3,087,021
8,575,000 Apple, Inc 2.450 08/04/26 8,146,503
19,975,000 Apple, Inc 2.050 09/11/26 18,749,967
1,100,000 Apple, Inc 4.650 02/23/46 1,058,106
1,590,000 Apple, Inc 2.650 02/08/51 1,046,882
5,625,000 (c) Imola Merger Corp 4.750 05/15/29 5,274,285
6,000,000 (c) Lenovo Group Ltd 3.421 11/02/30 5,266,659
975,000 (c) Sensata Technologies BV 4.000 04/15/29 890,260
800,000 (c) Xerox Holdings Corp 8.875 11/30/29 815,010
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 44,334,693
TELECOMMUNICATION SERVICES - 2.1%
12,477,000 AT&T, Inc 2.550 12/01/33 9,993,766
2,300,000 AT&T, Inc 4.500 05/15/35 2,148,293
9,850,000 AT&T, Inc 3.500 06/01/41 7,688,887
38,800,000 AT&T, Inc 3.550 09/15/55 27,129,951
12,174,000 AT&T, Inc 3.800 12/01/57 8,814,243
2,000,000 (c) Bharti Airtel Ltd 4.375 06/10/25 1,967,313
2,750,000 (c) Bharti Airtel Ltd 3.250 06/03/31 2,416,557
2,500,000 (c) C&W Senior Financing Designated Activity Co 6.875 09/15/27 2,360,977
1,225,000 (c) CT Trust 5.125 02/03/32 1,086,058
3,850,000 (c) Empresa Nacional de Telecomunicaciones S.A. 3.050 09/14/32 3,066,160
2,500,000 (c) Frontier Communications Holdings LLC 5.875 10/15/27 2,420,341
1,925,000 (c) Iliad Holding SASU 6.500 10/15/26 1,906,969
892,000 (c) Iliad Holding SASU 7.000 10/15/28 882,823
1,500,000 (c) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 1,577,505
1,675,000 (c) Millicom International Cellular S.A. 4.500 04/27/31 1,436,139
2,750,000 (c) Millicom International Cellular S.A. 7.375 04/02/32 2,750,000
5,500,000 (c) MTN Mauritius Investment Ltd 6.500 10/13/26 5,527,500
500,000 Orange S.A. 5.375 01/13/42 497,731
5,075,000 (c) Sitios Latinoamerica SAB de C.V. 5.375 04/04/32 4,741,476
1,575,000 (c) Telecomunicaciones Digitales S.A. 4.500 01/30/30 1,415,823
5,000,000 Telefonica Emisiones S.A. 5.213 03/08/47 4,600,770
2,990,000 Telefonica Emisiones S.A. 4.895 03/06/48 2,629,105
3,000,000 (c) Telefonica Moviles Chile S.A. 3.537 11/18/31 2,277,693
800,000 T-Mobile USA, Inc 2.250 02/15/26 757,006
23,850,000 T-Mobile USA, Inc 2.625 02/15/29 21,343,499
19,910,000 T-Mobile USA, Inc 3.875 04/15/30 18,651,339
10,800,000 T-Mobile USA, Inc 5.050 07/15/33 10,682,759
1,275,000 T-Mobile USA, Inc 3.000 02/15/41 939,098
4,545,000 T-Mobile USA, Inc 3.300 02/15/51 3,178,010
15,000,000 Verizon Communications, Inc 1.750 01/20/31 12,175,923
32,800,000 Verizon Communications, Inc 2.550 03/21/31 28,021,734
2,568,000 Verizon Communications, Inc 2.355 03/15/32 2,110,372
4,915,000 (c) Vmed O2 UK Financing I plc 4.750 07/15/31 4,236,161
7,735,000 Vodafone Group plc 4.375 02/19/43 6,682,871
5,800,000 Vodafone Group plc 4.250 09/17/50 4,681,758
TOTAL TELECOMMUNICATION SERVICES 212,796,610

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION - 0.5%
$ 1,000,000 (c) Adani Ports & Special Economic Zone Ltd 4.000% 07/30/27 $ 916,638
800,000 (c) Adani Ports & Special Economic Zone Ltd 4.200 08/04/27 738,560
2,300,000 (c) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 1,830,723
1,450,000 (c) Aeropuerto Internacional de Tocumen S.A. 4.000 08/11/41 1,062,973
2,750,000 Burlington Northern Santa Fe LLC 3.050 02/15/51 1,887,640
6,375,000 Canadian Pacific Railway Co 2.050 03/05/30 5,423,110
2,950,000 Canadian Pacific Railway Co 3.100 12/02/51 2,035,640
1,000,000 CSX Corp 2.600 11/01/26 945,764
700,000 CSX Corp 3.800 03/01/28 677,128
9,715,000 CSX Corp 4.250 03/15/29 9,510,146
1,500,000 (c) DP World Ltd 5.625 09/25/48 1,425,363
1,950,000 (c) Empresa de los Ferrocarriles del Estado 3.068 08/18/50 1,172,779
2,300,000 (c) ENA Master Trust 4.000 05/19/48 1,611,150
4,800,000 (c) Mexico City Airport Trust 5.500 07/31/47 4,050,684
3,260,000 (c) Misc Capital Two Labuan Ltd 3.750 04/06/27 3,112,786
3,000,000 (c) Rumo Luxembourg Sarl 5.250 01/10/28 2,900,608
3,000,000 Southwest Airlines Co 5.125 06/15/27 2,994,075
3,000,000 (c) Transnet SOC Ltd 8.250 02/06/28 2,981,280
5,200,000 Union Pacific Corp 2.891 04/06/36 4,241,057
1,175,000 Union Pacific Corp 3.839 03/20/60 902,170
3,940,000 (c) XPO, Inc 6.250 06/01/28 3,972,572
TOTAL TRANSPORTATION 54,392,846
UTILITIES - 2.9%
1,550,375 (c) Adani Transmission Ltd 4.250 05/21/36 1,314,186
1,000,000 AEP Transmission Co LLC 3.100 12/01/26 951,218
1,000,000 AEP Transmission Co LLC 4.000 12/01/46 824,417
1,740,000 AEP Transmission Co LLC 3.750 12/01/47 1,344,497
3,080,000 AEP Transmission Co LLC 2.750 08/15/51 1,936,990
2,925,000 AEP Transmission Co LLC 5.400 03/15/53 2,911,645
725,000 Alabama Power Co 4.150 08/15/44 611,703
3,000,000 Alabama Power Co 3.450 10/01/49 2,217,495
10,350,000 Alabama Power Co 3.125 07/15/51 7,145,335
4,766,115 (c) Alfa Desarrollo S.p.A 4.550 09/27/51 3,642,586
3,250,000 Ameren Corp 1.750 03/15/28 2,869,351
14,500,000 Ameren Illinois Co 4.950 06/01/33 14,350,965
1,925,000 Ameren Illinois Co 5.900 12/01/52 2,061,483
1,650,000 American Water Capital Corp 3.000 12/01/26 1,558,878
3,075,000 American Water Capital Corp 2.800 05/01/30 2,706,982
10,000,000 American Water Capital Corp 2.300 06/01/31 8,331,679
1,400,000 American Water Capital Corp 4.000 12/01/46 1,155,098
1,425,000 American Water Capital Corp 3.750 09/01/47 1,124,414
675,000 American Water Capital Corp 3.450 05/01/50 497,457
760,000 (d) American Water Capital Corp 3.250 06/01/51 543,839
2,990,000 Atmos Energy Corp 1.500 01/15/31 2,399,624
375,000 Atmos Energy Corp 4.125 10/15/44 323,771
5,325,000 Atmos Energy Corp 6.200 11/15/53 5,999,008
2,050,000 Baltimore Gas and Electric Co 3.750 08/15/47 1,591,708
4,950,000 Berkshire Hathaway Energy Co 3.250 04/15/28 4,669,938
7,137,000 Berkshire Hathaway Energy Co 1.650 05/15/31 5,714,283
850,000 Black Hills Corp 3.150 01/15/27 802,708
760,000 Black Hills Corp 3.875 10/15/49 556,105
1,200,000 CenterPoint Energy Houston Electric LLC 3.000 03/01/32 1,044,258
1,125,000 CMS Energy Corp 3.600 11/15/25 1,092,464
2,125,000 (c) Colbun S.A. 3.150 01/19/32 1,793,024
3,000,000 (c) Comision Federal de Electricidad 3.348 02/09/31 2,503,992
395,000 Commonwealth Edison Co 5.900 03/15/36 420,121
9,470,000 Commonwealth Edison Co 3.000 03/01/50 6,331,116
2,750,000 Commonwealth Edison Co 2.750 09/01/51 1,703,740
817,000 Consumers Energy Co 2.650 08/15/52 516,325
8,000,000 Consumers Energy Co 4.200 09/01/52 6,742,660
6,300,000 Dominion Energy, Inc 3.300 04/15/41 4,721,611

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 12,000,000 Dominion Energy, Inc 4.350 % N/A(e) $ 11,233,996
1,500,000 DTE Electric Co 3.650 03/01/52 1,135,331
3,875,000 DTE Electric Co 5.400 04/01/53 3,907,478
14,570,000 Duke Energy Corp 3.300 06/15/41 10,852,080
3,125,000 Duke Energy Corp 3.750 09/01/46 2,359,411
3,310,000 Duke Energy Progress LLC 2.500 08/15/50 1,989,607
2,100,000 Eastern Energy Gas Holdings LLC 2.500 11/15/24 2,060,995
1,300,000 (c) Electricidad Firme de Mexico Holdings S.A. de C.V. 4.900 11/20/26 1,226,368
2,390,000 (c) Empresas Publicas de Medellin ESP 4.250 07/18/29 2,070,357
2,000,000 (c) EnfraGen Energia Sur S.A. 5.375 12/30/30 1,658,590
1,000,000 Entergy Arkansas LLC 2.650 06/15/51 608,384
3,700,000 Entergy Corp 0.900 09/15/25 3,468,164
7,350,000 Enterprise Products Operating LLC 3.700 01/31/51 5,678,636
900,000 (c) Eskom Holdings SOC Ltd 8.450 08/10/28 892,584
3,000,000 Eversource Energy 3.450 01/15/50 2,097,066
1,225,000 Exelon Corp 4.050 04/15/30 1,155,274
3,025,000 (c) Ferrellgas LP 5.375 04/01/26 2,959,487
3,225,000 (c) Ferrellgas LP 5.875 04/01/29 3,071,201
10,450,000 Florida Power & Light Co 4.800 05/15/33 10,291,960
2,700,000 Florida Power & Light Co 3.990 03/01/49 2,221,053
1,150,000 Indiana Michigan Power Co 3.750 07/01/47 866,494
2,865,000 Indiana Michigan Power Co 3.250 05/01/51 1,939,707
6,000,000 (c) Israel Electric Corp Ltd 4.250 08/14/28 5,566,832
2,000,000 (c) Kallpa Generacion SA 4.125 08/16/27 1,901,448
2,600,000 (c) Korea Southern Power Co Ltd 0.750 01/27/26 2,397,285
7,275,000 MidAmerican Energy Co 3.650 04/15/29 6,919,162
2,175,000 MidAmerican Energy Co 3.650 08/01/48 1,666,599
1,650,000 Nevada Power Co 2.400 05/01/30 1,421,685
4,320,000 NextEra Energy Capital Holdings, Inc 2.250 06/01/30 3,678,349
15,720,000 NiSource, Inc 1.700 02/15/31 12,555,935
2,845,000 (c) NRG Energy, Inc 2.450 12/02/27 2,557,264
1,250,000 NRG Energy, Inc 5.750 01/15/28 1,243,088
2,000,000 NSTAR Electric Co 3.200 05/15/27 1,909,678
850,000 NSTAR Electric Co 3.950 04/01/30 801,244
2,175,000 Ohio Power Co 4.150 04/01/48 1,754,377
2,175,000 Ohio Power Co 4.000 06/01/49 1,724,481
150,000 Oncor Electric Delivery Co LLC 7.250 01/15/33 171,589
2,940,000 PacifiCorp 2.700 09/15/30 2,544,479
350,000 (c) Pattern Energy Operations LP 4.500 08/15/28 326,251
1,375,000 PECO Energy Co 3.000 09/15/49 939,444
1,000,000 PECO Energy Co 2.800 06/15/50 653,959
1,400,000 (c) Perusahaan Listrik Negara PT 3.875 07/17/29 1,302,668
2,500,000 (c) Perusahaan Listrik Negara PT 3.375 02/05/30 2,242,900
135,000 (d) Potomac Electric Power Co 7.900 12/15/38 172,115
8,425,000 Public Service Co of Colorado 1.875 06/15/31 6,811,988
5,440,000 Public Service Co of Colorado 3.200 03/01/50 3,683,797
2,825,000 Public Service Electric and Gas Co 4.900 12/15/32 2,812,147
3,925,000 Public Service Electric and Gas Co 3.150 01/01/50 2,795,415
5,000,000 Public Service Electric and Gas Co 5.450 03/01/54 5,155,749
4,000,000 Sempra 4.875 N/A(e) 3,913,776
2,075,000 Southern Co Gas Capital Corp 3.875 11/15/25 2,021,830
1,250,000 Southern Co Gas Capital Corp 4.400 06/01/43 1,045,592
1,175,000 Southern Co Gas Capital Corp 3.950 10/01/46 911,141
4,900,000 Southwestern Public Service Co 3.400 08/15/46 3,439,408
550,000 (c) Superior Plus LP 4.500 03/15/29 508,501
2,815,000 (c) Talen Energy Supply LLC 8.625 06/01/30 3,010,231
4,000,000 (c) TerraForm Power Operating LLC 4.750 01/15/30 3,666,560
1,496,723 (c) UEP Penonome II S.A. 6.500 10/01/38 1,167,444
4,600,000 Union Electric Co 5.450 03/15/53 4,555,408
1,025,000 Virginia Electric and Power Co 2.950 11/15/26 974,352
2,850,000 Virginia Electric and Power Co 5.700 08/15/53 2,930,978

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 5,000,000 Wisconsin Power and Light Co 4.950% 04/01/33 $ 4,890,741
1,000,000 Wisconsin Power and Light Co 4.100 10/15/44 787,873
470,000 Xcel Energy, Inc 4.800 09/15/41 403,656
TOTAL UTILITIES 290,708,316
TOTAL CORPORATE BONDS 3,380,182,621
(Cost $3,687,821,978)
GOVERNMENT BONDS - 48.9%
AGENCY SECURITIES - 0.1%
2,638,982 Canal Barge Co, Inc 4.500 11/12/34 2,555,938
4,250,000 United States International Development Finance Corp 3.520 09/20/32 4,020,127
TOTAL AGENCY SECURITIES 6,576,065
FOREIGN GOVERNMENT BONDS - 1.8%
3,125,000 (c) Angolan Government International Bond 8.750 04/14/32 2,867,669
INR 140,000,000 Asian Development Bank 6.200 10/06/26 1,656,785
950,000 (c) Bank Gospodarstwa Krajowego 6.250 10/31/28 988,000
1,105,000 (c) Bank Gospodarstwa Krajowego 5.375 05/22/33 1,098,140
4,465,000 (c) Banque Ouest Africaine de Developpement 4.700 10/22/31 3,839,721
EUR 2,100,000 (c) Banque Ouest Africaine de Developpement 2.750 01/22/33 1,744,500
628,900 (c) Barbados Government International Bond 6.500 10/01/29 595,254
830,000 (c) Brazil Minas SPE via State of Minas Gerais 5.333 02/15/28 814,438
BRL 6,100,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/29 1,190,521
1,705,000 Brazilian Government International Bond 6.000 10/20/33 1,687,747
2,000,000 Brazilian Government International Bond 4.750 01/14/50 1,497,106
5,950,000 (d) Chile Government International Bond 2.550 01/27/32 5,021,082
990,000 Chile Government International Bond 3.100 05/07/41 731,635
2,525,000 Colombia Government International Bond 3.250 04/22/32 1,964,262
1,350,000 Colombia Government International Bond 8.000 11/14/35 1,417,265
1,300,000 Colombia Government International Bond 5.000 06/15/45 940,739
3,460,000 (c) Costa Rica Government International Bond 5.625 04/30/43 3,119,526
1,295,000 (c) Dominican Republic Government International Bond 5.500 02/22/29 1,255,513
DOP 120,000,000 (c) Dominican Republic Government International Bond 12.000 03/05/32 2,246,891
3,850,000 (c) Dominican Republic Government International Bond 5.875 01/30/60 3,270,775
990,000 (c) Dominican Republic International Bond 5.300 01/21/41 840,431
143,196 (c) Ecuador Government International Bond 0.000 07/31/30 70,383
857,325 (c) Ecuador Government International Bond 5.000 07/31/30 580,784
956,102 (c) Ecuador Government International Bond 1.000 07/31/35 501,837
1,150,000 (c) Egypt Government International Bond 7.600 03/01/29 1,058,000
EUR 3,000,000 (c) Egypt Government International Bond 5.625 04/16/30 2,645,879
1,500,000 (c) Egypt Government International Bond 7.053 01/15/32 1,239,315
1,050,000 (c) Egypt Government International Bond 8.500 01/31/47 830,886
1,875,000 (c) Egypt Government International Bond 8.875 05/29/50 1,537,162
395,000 European Investment Bank 4.875 02/15/36 412,628
4,400,000 (c) Export-Import Bank of India 3.875 02/01/28 4,192,325
1,900,000 (c) Export-Import Bank of India 2.250 01/13/31 1,570,327
2,200,000 Export-Import Bank of Korea 0.750 09/21/25 2,059,689
3,200,000 Export-Import Bank of Korea 1.250 09/21/30 2,565,431
950,000 (c) Ghana Government International Bond 8.125 03/26/32 489,250
1,500,000 (c) Ghana Government International Bond 8.627 06/16/49 755,625
525,000 (c) Guatemala Government Bond 3.700 10/07/33 432,600
500,000 (c) Guatemala Government Bond 6.125 06/01/50 464,732
1,350,000 (c) Honduras Government International Bond 6.250 01/19/27 1,300,633
2,875,000 (c) Hong Kong Government International Bond 4.625 01/11/33 2,935,658
710,000 (c) Hungary Government International Bond 6.125 05/22/28 726,891
875,000 (c) Hungary Government International Bond 5.250 06/16/29 864,500
575,000 (c) Hungary Government International Bond 2.125 09/22/31 455,400
500,000 Indonesia Government International Bond 3.550 03/31/32 451,875
IDR 28,000,000,000 Indonesia Treasury Bond 7.000 09/15/30 1,800,018
1,165,000 (c) Iraq Government International Bond 5.800 01/15/28 1,096,125
1,750,000 Israel Government International Bond 5.375 03/12/29 1,753,938

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
EUR 125,000 (c) Ivory Coast Government International Bond 4.875% 01/30/32 $ 115,976
$ 770,000 (c) Ivory Coast Government International Bond 6.125 06/15/33 693,191
1,375,000 (c) Ivory Coast Government International Bond 8.250 01/30/37 1,377,750
939,654 (c) Ivory Coast Government International Bond (Step
Bond)
5.750 12/31/32 893,094
710,000 Jamaica Government International Bond 6.750 04/28/28 730,377
3,050,000 Jamaica Government International Bond 7.875 07/28/45 3,581,606
700,000 (c) Jordan Government International Bond 4.950 07/07/25 677,898
1,000,000 (c) Jordan Government International Bond 7.500 01/13/29 996,718
2,060,000 (c) Jordan Government International Bond 5.850 07/07/30 1,892,522
1,375,000 (c) Kenya Government International Bond 7.000 05/22/27 1,337,743
1,000,000 (c) Kenya Government International Bond 8.000 05/22/32 935,260
2,000,000 (c) Kommunalbanken AS. 1.125 06/14/30 1,635,280
3,175,000 (c) Korea Electric Power Corp 1.125 06/15/25 3,019,486
3,000,000 (c) Korea Hydro & Nuclear Power Co Ltd 1.250 04/27/26 2,764,665
445,000 (c) Magyar Export-Import Bank Zrt 6.125 12/04/27 447,225
MYR 7,600,000 Malaysia Government Bond 3.828 07/05/34 1,600,082
MXN 27,200,000 Mexican Bonos 5.750 03/05/26 1,513,118
MXN 24,500,000 Mexican Bonos 8.500 11/18/38 1,369,050
825,000 Mexico Government International Bond 5.400 02/09/28 829,346
900,000 Mexico Government International Bond 3.250 04/16/30 801,065
3,424,000 Mexico Government International Bond 6.050 01/11/40 3,379,556
4,000,000 Mexico Government International Bond 4.280 08/14/41 3,207,533
2,025,000 Mexico Government International Bond 4.750 03/08/44 1,685,445
3,000,000 Mexico Government International Bond 6.400 05/07/54 2,988,836
1,710,000 (c) Mongolia Government International Bond 4.450 07/07/31 1,445,805
1,760,000 (c) Morocco Government International Bond 3.000 12/15/32 1,412,400
2,825,000 (c) Morocco Government International Bond 5.500 12/11/42 2,478,932
525,000 (c) Morocco Government International Bond 4.000 12/15/50 357,336
2,500,000 (c) Namibia Government International Bond 5.250 10/29/25 2,469,150
1,000,000 (c) Nigeria Government International Bond 8.375 03/24/29 973,920
345,000 (c) Nigeria Government International Bond 7.875 02/16/32 312,015
2,090,000 (c) Oman Government International Bond 6.000 08/01/29 2,133,709
1,500,000 (c) Oman Government International Bond 6.250 01/25/31 1,550,445
3,125,000 (c) OPEC Fund for International Development 4.500 01/26/26 3,085,856
2,645,000 Panama Bonos del Tesoro 3.362 06/30/31 2,096,162
3,225,000 Panama Notas del Tesoro 3.750 04/17/26 3,083,906
475,000 (c) Paraguay Government International Bond 4.700 03/27/27 462,120
2,200,000 (c) Paraguay Government International Bond 6.100 08/11/44 2,131,724
1,275,000 (c) Paraguay Government International Bond 5.400 03/30/50 1,119,495
1,435,000 (c) Perusahaan Penerbit SBSN Indonesia III 2.550 06/09/31 1,226,765
1,200,000 (c) Perusahaan Penerbit SBSN Indonesia III 4.700 06/06/32 1,176,000
1,315,000 Peruvian Government International Bond 3.000 01/15/34 1,075,999
1,320,000 Philippine Government International Bond 4.200 03/29/47 1,111,017
620,000 Province of Quebec Canada 7.500 09/15/29 708,045
5,000,000 Republic of Italy Government International Bond 4.000 10/17/49 3,711,690
1,000,000 (c) Republic of Kenya Government International Bond 9.750 02/16/31 1,023,750
1,490,000 (c) Republic of Kenya Government International Bond 6.300 01/23/34 1,214,699
PLN 6,600,000 Republic of Poland Government International Bond 6.000 10/25/33 1,720,597
2,098,000 Republic of Poland Government International Bond 5.500 04/04/53 2,088,723
ZAR 22,300,000 Republic of South Africa Government International
Bond
7.000 02/28/31 948,162
ZAR 23,400,000 Republic of South Africa Government International
Bond
8.750 01/31/44 864,095
2,895,000 Republic of South Africa Government International
Bond
5.375 07/24/44 2,091,661
UZS 7,600,000,000 (c) Republic of Uzbekistan International Bond 14.000 07/19/24 596,314
1,490,000 (c) Republic of Uzbekistan International Bond 7.850 10/12/28 1,557,050
410,000 (c) Republic of Uzbekistan International Bond 5.375 02/20/29 385,521
1,180,000 (c),(i) Romanian Government International Bond 5.875 01/30/29 1,178,877
2,000,000 (c) Romanian Government International Bond 3.000 02/14/31 1,676,000
1,425,000 (c) Romanian Government International Bond 4.000 02/14/51 1,006,050

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 3,825,000 (c) Rwanda International Government Bond 5.500% 08/09/31 $ 3,091,633
1,825,000 (c) Saudi Government International Bond 4.500 04/17/30 1,786,434
1,650,000 (c) Saudi Government International Bond 5.000 01/16/34 1,639,688
2,810,000 (c) Saudi Government International Bond 3.750 01/21/55 2,023,234
1,810,000 (c) Serbia Government International Bond 6.500 09/26/33 1,843,938
1,825,000 (c) Serbia International Bond 2.125 12/01/30 1,444,123
RSD 290,000,000 Serbia Treasury Bonds 5.875 02/08/28 2,751,395
2,000,000 South Africa Government International Bond 5.875 09/16/25 1,991,936
1,950,000 (c) Southern Gas Corridor CJSC 6.875 03/24/26 1,969,453
1,110,000 State of Israel 3.800 05/13/60 763,054
THB 24,600,000 Thailand Government International Bond 2.875 12/17/28 693,148
THB 24,500,000 Thailand Government International Bond 3.300 06/17/38 715,279
2,125,000 Turkiye Government International Bond 7.625 05/15/34 2,130,313
1,225,000 (c) Ukraine Government International Bond 9.750 11/01/30 427,525
150,000 Uruguay Government International Bond 4.375 01/23/31 146,648
1,200,000 (c) Zambia Government International Bond 8.500 04/14/24 885,000
TOTAL FOREIGN GOVERNMENT BONDS 184,829,504
MORTGAGE BACKED - 25.2%
4,335,000 (a),(c) Angel Oak Mortgage Trust 2.837 11/25/66 3,022,990
4,857,748 (a),(c) Bayview MSR Opportunity Master Fund Trust 3.000 10/25/51 4,030,460
73,885,198 (a),(c) Citigroup Mortgage Loan Trust 0.156 02/25/52 618,234
8,279,633 (a),(c) Citigroup Mortgage Loan Trust 0.250 02/25/52 110,998
5,425,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 7.220 12/25/41 5,469,438
4,130,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 9.820 01/25/42 4,348,403
13,155,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8.420 03/25/42 13,692,484
19,660,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9.971 06/25/42 21,400,185
3,235,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.350% 8.670 01/25/43 3,420,148
3,395,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8.421 06/25/43 3,571,655
860,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.850% 12.171 06/25/43 955,796
4,015,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.900% 9.188 07/25/43 4,229,819
4,710,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.550% 8.870 10/25/43 4,908,079
7,650,835 Fannie Mae Pool 3.000 05/01/52 6,655,313
44,026,035 FNMA 6.000 01/01/54 44,423,881
1,800,091 (a) Federal Home Loan Mortgage Corp (FHLMC) 30 D AVG SOFR + 5.806% 0.487 03/15/44 140,540
7,910,944 FHLMC 3.500 01/15/47 6,930,506
1,573,450 FHLMC 4.000 10/15/47 1,455,486
1,013,958 FHLMC 4.000 11/15/47 930,665
8,213,628 FHLMC 4.000 01/15/48 7,683,306
7,808,709 FHLMC 4.000 03/15/48 7,192,959
2,300,043 FHLMC 4.000 04/15/48 2,140,212
4,428,792 FHLMC 4.000 04/15/48 4,024,443
2,867,172 (a) FHLMC 30 D AVG SOFR + 9.737% 1.227 06/15/48 2,550,325
3,042,967 (a) FHLMC 30 D AVG SOFR + 9.657% 1.147 10/15/48 2,676,798
3,299,889 FHLMC 2.000 09/25/50 427,482
11,864,745 FHLMC 3.000 09/25/50 8,328,168
6,074,925 FHLMC 3.000 10/25/50 4,201,131
21,428,553 FHLMC 2.500 02/25/51 3,607,750
7,792,427 FHLMC 2.500 05/25/51 4,912,320
5,424,640 FHLMC 3.000 09/01/51 4,788,436
9,199,517 FHLMC 2.500 11/01/51 7,628,846
22,284,097 FHLMC 3.000 11/01/51 19,591,227
4,040,242 FHLMC 3.000 11/01/51 3,534,122
2,075,812 FHLMC 3.000 11/01/51 1,833,528
3,254,082 FHLMC 3.000 11/01/51 2,861,106
11,905,250 FHLMC 2.500 01/01/52 9,868,228
22,196,020 FHLMC 2.500 02/01/52 18,571,635
6,473,587 FHLMC 3.000 02/01/52 5,576,480
21,555,066 FHLMC 2.500 03/01/52 18,035,242
8,730,311 FHLMC 3.000 03/01/52 7,519,038
12,295,009 FHLMC 2.500 04/01/52 10,206,002
12,481,139 FHLMC 4.000 04/01/52 11,577,730

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 8,885,656 FHLMC 3.000% 06/01/52 $ 7,651,430
897,881 FHLMC 3.500 06/01/52 806,568
24,328,007 FHLMC 4.500 06/01/52 23,164,665
23,554,537 FHLMC 4.500 07/01/52 22,428,174
3,046,139 FHLMC 4.000 08/25/52 2,480,987
1,477,246 FHLMC 3.000 10/01/52 1,271,248
5,412,658 FHLMC 4.500 10/25/52 4,952,235
6,582,316 FHLMC 5.500 11/25/52 6,491,434
4,973,082 FHLMC 3.500 12/01/52 4,451,135
3,459,674 FHLMC 5.500 02/25/53 3,435,900
30,535,342 FHLMC 5.500 08/01/53 30,395,540
193 Federal Home Loan Mortgage Corp Gold (FGLMC) 8.000 01/01/31 193
5,613 FGLMC 8.000 09/01/31 5,727
53,533 FGLMC 7.000 12/01/31 55,250
29,552 FGLMC 4.500 07/01/33 28,911
202,788 FGLMC 7.000 12/01/33 209,291
69,901 FGLMC 4.500 04/01/35 68,411
53,764 FGLMC 7.000 05/01/35 55,489
1,194,172 FGLMC 5.000 06/01/36 1,201,952
48,423 FGLMC 5.000 07/01/39 48,381
1,067,468 FGLMC 5.000 08/01/44 1,074,434
56,792 FGLMC 4.500 11/01/44 55,213
103,003 FGLMC 4.500 11/01/44 100,140
62,471 FGLMC 4.500 12/01/44 60,735
60,130 FGLMC 4.500 12/01/44 58,459
500,568 FGLMC 3.500 04/01/45 462,184
10,209,081 FGLMC 3.500 08/01/45 9,400,013
10,925,263 FGLMC 3.500 10/01/45 10,011,380
3,703,563 FGLMC 4.500 06/01/47 3,604,612
2,641,000 FGLMC 4.000 09/01/47 2,494,704
3,302,116 FGLMC 3.500 12/01/47 3,023,614
7,679,938 FGLMC 4.500 08/01/48 7,492,794
3 Federal National Mortgage Association (FNMA) 8.000 07/01/24 3
55 FNMA 7.500 01/01/29 55
563 FNMA 7.500 03/01/31 576
631,277 FNMA 3.500 05/01/32 609,070
1,756,036 FNMA 3.000 10/01/32 1,658,266
426,805 FNMA 5.000 05/01/35 429,043
335,357 FNMA 5.000 10/01/35 337,116
174,394 FNMA 5.000 02/01/36 175,310
253,910 FNMA 5.500 11/01/38 259,197
2,713,829 FNMA 3.000 10/01/39 2,446,657
1,281,441 FNMA 3.000 05/01/40 1,153,480
274,176 FNMA 5.000 09/01/40 273,592
170,753 FNMA 4.000 02/01/41 161,788
333,446 FNMA 5.000 05/01/41 332,324
4,575,559 FNMA 4.000 09/01/42 4,339,484
593,307 FNMA 3.500 04/01/43 545,026
512,524 FNMA 3.500 09/01/43 472,202
2,212,873 (a) FNMA 30 D AVG SOFR + 5.836% 0.515 09/25/43 234,647
1,627,395 FNMA 4.500 03/01/44 1,596,002
33,773,033 FNMA 4.000 05/01/44 32,071,931
478,665 FNMA 4.500 06/01/44 464,770
1,914,241 FNMA 4.500 06/01/44 1,858,665
1,120,017 FNMA 4.500 08/01/44 1,087,500
1,620,034 FNMA 4.500 10/01/44 1,572,996
1,098,046 FNMA 4.500 11/01/44 1,066,165
996,708 FNMA 5.000 11/01/44 998,884
296,043 FNMA 4.500 12/01/44 287,447
1,091,188 FNMA 4.000 01/01/45 1,034,891
1,258,871 FNMA 3.500 05/01/45 1,157,957

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,749,108 FNMA 3.000% 07/25/45 $ 2,403,098
2,516,680 FNMA 3.500 01/01/46 2,303,959
1,062,465 FNMA 4.000 04/01/46 1,007,629
1,863,718 FNMA 3.500 06/01/46 1,705,580
4,049,521 FNMA 3.500 07/01/46 3,705,922
8,411,116 FNMA 3.500 07/01/46 7,730,340
1,392,710 FNMA 3.000 10/01/46 1,202,963
1,152,969 FNMA 3.500 10/01/46 1,054,833
2,002,548 FNMA 4.500 05/01/47 1,963,938
648,099 FNMA 3.000 11/01/47 559,794
4,293,752 (b) FNMA 3.500 11/01/47 3,936,407
5,806,148 FNMA 3.500 01/01/48 5,309,290
2,280,082 FNMA 4.500 01/01/48 2,215,416
888,672 FNMA 4.500 02/01/48 863,467
5,427,213 FNMA 3.500 02/25/48 4,573,392
1,485,011 FNMA 4.500 05/01/48 1,442,891
1,081,863 FNMA 4.500 05/01/48 1,051,178
3,944,202 FNMA 4.000 07/25/48 3,633,235
221,168 FNMA 3.000 06/01/49 189,244
2,534,830 FNMA 4.500 06/01/49 2,452,972
15,336,469 FNMA 3.000 07/01/50 13,459,300
6,401,345 FNMA 2.000 08/25/50 830,314
8,413,956 FNMA 2.000 10/25/50 5,581,005
17,860,824 FNMA 2.500 11/25/50 2,516,151
8,943,552 FNMA 3.000 12/25/50 1,447,835
6,104,050 FNMA 3.000 02/25/51 972,283
5,608,890 FNMA 3.500 08/01/51 5,091,359
4,332,354 FNMA 3.000 09/01/51 3,790,896
9,764,640 FNMA 2.500 11/01/51 8,091,213
9,949,266 FNMA 2.500 11/25/51 1,261,587
28,017,324 (b) FNMA 2.500 12/01/51 23,324,301
25,671,908 FNMA 2.500 02/01/52 21,474,016
23,656,095 FNMA 2.500 02/01/52 19,807,672
1,046,706 FNMA 2.500 02/01/52 872,308
15,403,089 FNMA 3.000 02/01/52 13,255,447
10,138,594 FNMA 3.500 02/01/52 9,196,079
38,469,534 FNMA 3.000 04/01/52 33,466,694
14,743,041 FNMA 3.000 04/01/52 12,777,585
4,773,905 FNMA 3.000 04/01/52 4,112,271
25,694,652 FNMA 3.500 05/01/52 23,093,622
2,751,094 FNMA 3.500 05/01/52 2,463,644
36,833,452 FNMA 4.000 05/01/52 34,165,024
3,203,748 FNMA 4.000 05/25/52 2,541,811
4,224,991 FNMA 3.000 06/01/52 3,635,857
23,671,149 FNMA 3.500 06/01/52 21,266,387
21,909,534 FNMA 3.500 06/01/52 19,620,351
36,604,886 FNMA 3.500 06/01/52 32,779,290
49,135,520 FNMA 4.000 06/01/52 45,575,752
11,312,484 FNMA 4.500 06/01/52 10,772,110
1,531,080 FNMA 3.500 07/01/52 1,371,027
73,748,877 FNMA 4.000 07/01/52 68,385,124
76,776,144 FNMA 4.000 07/01/52 71,209,751
4,399,947 FNMA 4.500 07/01/52 4,189,757
10,794,819 FNMA 4.500 07/01/52 10,279,167
48,744,973 FNMA 4.500 07/01/52 46,416,419
8,511,343 FNMA 4.500 07/25/52 7,791,976
55,802,833 FNMA 5.000 08/01/52 54,494,381
4,849,798 FNMA 4.500 08/25/52 4,078,092
5,282,987 FNMA 2.500 09/01/52 4,372,564
74,435,206 FNMA 4.000 09/01/52 69,034,576
157,357,443 FNMA 4.500 09/01/52 149,840,382

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 40,954,480 FNMA 5.000% 09/01/52 $ 39,991,015
4,356,953 FNMA 4.000 09/25/52 3,807,482
3,669,854 FNMA 4.000 09/25/52 3,052,036
63,109,726 FNMA 4.000 10/01/52 58,527,609
50,512,389 FNMA 4.500 10/01/52 48,099,397
40,172,002 FNMA 5.000 10/01/52 39,223,843
3,529,994 FNMA 4.500 10/25/52 3,206,762
4,027,402 FNMA 4.500 10/25/52 3,788,446
45,471,745 FNMA 4.500 11/01/52 43,299,603
6,492,395 FNMA 5.500 11/25/52 6,339,827
11,866,373 FNMA 5.500 12/01/52 11,828,984
3,533,531 FNMA 5.000 01/01/53 3,449,583
24,529,234 FNMA 5.000 02/01/53 23,945,214
24,371,408 FNMA 5.500 02/01/53 24,310,620
10,339,363 FNMA 3.500 03/01/53 9,256,615
30,782,327 FNMA 5.000 04/01/53 30,044,655
7,731,040 FNMA 5.000 06/01/53 7,612,482
34,454,310 FNMA 5.500 06/01/53 34,291,043
25,257,458 FNMA 5.000 08/01/53 24,641,761
80,480,195 FNMA 5.500 10/01/53 80,074,583
1,155,337 (a),(c) Flagstar Mortgage Trust 3.987 10/25/47 1,022,131
5,811,771 Freddie Mac Pool 3.000 04/01/52 5,070,178
22,044 Government National Mortgage Association (GNMA) 6.500 11/20/38 23,137
189,876 GNMA 5.000 06/15/39 190,674
15,396,848 GNMA 5.000 01/20/40 3,196,743
7,143,297 GNMA 4.500 03/20/40 1,304,325
11,530,260 GNMA 5.000 03/20/40 2,364,642
10,065,185 GNMA 2.500 12/20/43 8,785,753
2,946,427 GNMA 3.000 03/20/45 2,566,314
802,411 GNMA 4.500 12/20/45 808,494
1,400,898 GNMA 4.000 06/20/46 172,729
4,106,369 GNMA 5.000 09/20/46 788,555
5,828,964 (a) GNMA SOFR 1 M + 5.986% 0.657 03/20/50 729,213
12,688,299 GNMA 3.000 11/20/51 9,028,279
17,042,144 GNMA 3.000 12/20/51 11,751,489
15,358,013 GNMA 3.000 01/20/52 10,798,801
5,835,304 GNMA 2.500 02/20/52 4,795,253
14,314,430 GNMA 3.000 02/20/52 9,716,930
9,742,671 GNMA 4.000 04/20/52 8,101,882
11,697,274 GNMA 5.000 04/20/52 2,269,350
5,247,473 GNMA 2.500 05/20/52 4,468,768
10,380,914 GNMA 3.000 05/20/52 9,152,359
60,488,761 GNMA 3.500 07/20/52 55,027,459
5,237,221 GNMA 4.000 07/20/52 4,208,265
10,102,587 GNMA 4.000 08/20/52 9,451,244
28,055,549 GNMA 4.500 08/20/52 26,975,911
48,591,214 GNMA 4.000 09/20/52 45,458,376
8,205,881 GNMA 4.500 09/20/52 7,337,495
7,156,261 GNMA 4.500 09/20/52 6,573,987
5,958,202 GNMA 4.500 09/20/52 5,449,459
4,342,963 GNMA 4.500 09/20/52 3,788,910
10,008,622 GNMA 5.000 11/20/52 9,843,055
5,007,842 GNMA 4.500 02/20/53 4,424,000
4,382,961 GNMA 5.500 02/20/53 4,266,917
11,654,921 (a) GNMA 30 D AVG SOFR + 6.950% 1.631 05/20/53 1,219,465
9,248,647 (a) GNMA 30 D AVG SOFR + 23.205% 2.460 08/20/53 9,508,270
7,026,765 (a) GNMA 30 D AVG SOFR + 25.350% 4.605 08/20/53 7,277,952
83,254,400 (a),(c) GS Mortgage-Backed Securities Corp Trust 0.148 08/25/51 661,348
12,658,505 (a),(c) GS Mortgage-Backed Securities Trust 2.500 11/25/51 10,091,803
8,271,382 (a),(c) GS Mortgage-Backed Securities Trust 2.500 03/25/52 6,594,647
7,997,039 (a),(c) GS Mortgage-Backed Securities Trust 2.500 05/01/52 6,920,494

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,683,270 (a),(c) GS Mortgage-Backed Securities Trust 2.830% 05/28/52 $ 2,150,678
7,943,963 (a),(c) GS Mortgage-Backed Securities Trust 3.000 08/26/52 6,591,084
614,071 (a) HarborView Mortgage Loan Trust SOFR 1 M + 0.734% 6.061 08/19/45 557,612
68,616 (a) Impac CMB Trust SOFR 1 M + 0.774% 6.104 03/25/35 62,029
1,131,884 (a),(c) JP Morgan Mortgage Trust 3.500 05/25/47 983,890
728,771 (a),(c) JP Morgan Mortgage Trust 3.500 10/25/48 618,667
124,516 (a),(c) JP Morgan Mortgage Trust 4.000 01/25/49 113,831
23,586,618 (a),(c) JP Morgan Mortgage Trust 0.126 06/25/51 157,122
41,501,928 (a),(c) JP Morgan Mortgage Trust 0.111 11/25/51 246,642
3,741,188 (a),(c) JP Morgan Mortgage Trust 2.500 11/25/51 2,987,451
41,109,146 (a),(c) JP Morgan Mortgage Trust 0.117 12/25/51 262,202
3,932,179 (a),(c) JP Morgan Mortgage Trust 2.500 12/25/51 3,139,963
8,262,479 (a),(c) JP Morgan Mortgage Trust 2.500 01/25/52 6,597,837
9,536,303 (a),(c) JP Morgan Mortgage Trust 0.500 04/25/52 282,820
6,647,090 (a),(c) JP Morgan Mortgage Trust 3.337 04/25/52 5,522,787
4,258,084 (a),(c) JP Morgan Mortgage Trust 3.337 04/25/52 3,498,863
11,907,469 (a),(c) JP Morgan Mortgage Trust 2.500 06/25/52 9,493,644
81,679,595 (c) JP Morgan Mortgage Trust 0.224 07/25/52 939,814
12,478,776 (a),(c) JP Morgan Mortgage Trust 2.500 07/25/52 9,949,139
21,186,195 (a),(c) JP Morgan Mortgage Trust 3.250 07/25/52 18,139,707
13,423,847 (a),(c) JP Morgan Mortgage Trust 3.000 08/25/52 11,154,444
8,054,843 (a),(c) JP Morgan Mortgage Trust 3.000 10/25/52 6,693,111
5,237,265 (a),(c) JP Morgan Mortgage Trust 3.000 11/25/52 4,358,387
3,808,339 (a),(c) JP Morgan Mortgage Trust 5.000 06/25/53 3,661,212
3,382,167 (a),(c) JP Morgan Mortgage Trust 5.500 06/25/53 3,315,317
7,468,451 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 5,963,782
7,842,853 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 6,839,145
5,606,946 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 4,477,314
571,601 (a),(c) New Residential Mortgage Loan Trust 2.797 09/25/59 531,503
1,325,000 (a),(c) NLT Trust 2.569 08/25/56 911,266
5,130,583 (a),(c) OBX 3.000 01/25/52 4,256,830
13,666,476 (a),(c) RCKT Mortgage Trust 2.500 02/25/52 10,896,074
5,056,040 (a),(c) RCKT Mortgage Trust 3.000 05/25/52 4,201,278
892,809 (a),(c) RCKT Mortgage Trust 4.000 06/25/52 800,063
138,767 (a),(c) Sequoia Mortgage Trust 4.000 06/25/49 127,143
1,279,867 (a),(c) Sequoia Mortgage Trust 3.500 12/25/49 1,122,097
3,724,716 (a),(c) Sequoia Mortgage Trust 2.500 06/25/51 2,974,297
7,010,000 (a),(c) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 2.400% 7.720 02/25/42 7,146,954
2,890,000 (a),(c) STACR 30 D AVG SOFR + 4.750% 10.070 02/25/42 3,083,022
28,454,000 (a),(c) STACR 30 D AVG SOFR + 2.900% 8.220 04/25/42 29,461,255
6,555,000 (a),(c) STACR 30 D AVG SOFR + 5.650% 8.647 04/25/42 7,116,099
20,930,000 (a),(c) STACR 30 D AVG SOFR + 3.350% 8.670 05/25/42 21,900,411
31,450,000 (a),(c) STACR 30 D AVG SOFR + 4.500% 9.820 06/25/42 34,060,583
14,755,000 (a),(c) STACR 30 D AVG SOFR + 4.000% 9.320 07/25/42 15,714,972
13,150,000 (a),(c) STACR 30 D AVG SOFR + 3.700% 9.020 09/25/42 13,956,632
715,000 (a),(c) STACR 30 D AVG SOFR + 3.100% 8.444 03/25/43 751,227
360,000 (a),(c) STACR 30 D AVG SOFR + 3.250% 8.570 04/25/43 378,244
38,782 (a),(c) STACR 3.789 02/25/48 36,416
98,323 (a),(c) STACR 3.842 05/25/48 94,674
5,465,000 (a),(c) STACR 30 D AVG SOFR + 4.800% 10.120 10/25/50 6,145,046
1,225,000 (a),(c) Verus Securitization Trust 3.207 11/25/59 1,098,524
514,693 (c) Verus Securitization Trust 1.733 05/25/65 482,938
4,909,955 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.000 08/25/51 4,076,833
4,566,350 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.313 08/25/51 3,772,182
TOTAL MORTGAGE BACKED 2,536,160,442
MUNICIPAL BONDS - 0.1%
550,000 City & County of San Francisco CA Community Facilities
District
4.038 09/01/34 505,262
3,400,000 New Jersey Economic Development Authority 7.425 02/15/29 3,646,301
4,075,000 New York State Dormitory Authority 4.294 07/01/44 3,754,580
810,000 Oklahoma City Economic Development Trust 3.440 09/01/24 803,894

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 33,000 State Public School Building Authority 5.000% 09/15/27 $ 33,098
TOTAL MUNICIPAL BONDS 8,743,135
U.S. TREASURY SECURITIES - 21.7%
1,900,000 United States Treasury Bond 4.750 02/15/37 2,020,828
10,875,000 United States Treasury Bond 3.500 02/15/39 9,990,981
16,015,000 United States Treasury Bond 3.875 08/15/40 15,116,659
12,000,000 United States Treasury Bond 3.125 11/15/41 10,081,406
1,380,000 United States Treasury Bond 2.500 05/15/46 995,541
10,450,000 United States Treasury Bond 3.000 05/15/47 8,208,557
1,255,000 United States Treasury Bond 2.750 08/15/47 939,191
42,835,000 United States Treasury Bond 2.750 11/15/47 32,005,777
55,445,000 United States Treasury Bond 3.000 02/15/48 43,366,220
510,000 United States Treasury Bond 3.125 05/15/48 407,880
45,841,000 United States Treasury Bond 3.375 11/15/48 38,307,676
22,496,760 (i) United States Treasury Inflation Indexed Bonds 0.500 04/15/24 22,509,613
21,300,000 United States Treasury Note 2.500 04/30/24 21,250,778
795,000 United States Treasury Note 2.500 05/31/24 791,343
35,000,000 (d) United States Treasury Note 4.250 09/30/24 34,824,658
29,936,000 United States Treasury Note 3.875 04/30/25 29,580,510
3,170,000 United States Treasury Note 4.750 07/31/25 3,164,428
36,030,000 United States Treasury Note 5.000 09/30/25 36,118,668
13,385,000 United States Treasury Note 5.000 10/31/25 13,422,645
30,000,000 United States Treasury Note 4.250 01/31/26 29,763,281
5,000,000 United States Treasury Note 4.625 02/28/26 4,995,898
62,802,000 United States Treasury Note 3.625 05/15/26 61,555,773
8,150,000 United States Treasury Note 0.875 09/30/26 7,458,842
30,000,000 United States Treasury Note 4.625 10/15/26 30,085,547
18,000,000 United States Treasury Note 4.625 11/15/26 18,058,359
7,860,000 United States Treasury Note 4.375 12/15/26 7,840,657
73,070,000 United States Treasury Note 1.250 12/31/26 67,081,686
400,000 United States Treasury Note 4.000 01/15/27 395,219
99,190,000 United States Treasury Note 3.500 04/30/28 96,218,174
675,000 United States Treasury Note 1.000 07/31/28 588,146
5,625,000 United States Treasury Note 1.375 10/31/28 4,954,834
800,000 United States Treasury Note 4.125 03/31/29 796,563
7,290,000 United States Treasury Note 3.250 06/30/29 6,952,268
14,185,000 United States Treasury Note 4.000 10/31/29 14,017,107
52,206,000 United States Treasury Note 3.500 04/30/30 50,166,703
96,346,500 United States Treasury Note 4.000 07/31/30 95,089,479
40,000,000 United States Treasury Note 4.125 08/31/30 39,743,750
7,750,000 United States Treasury Note 4.625 09/30/30 7,919,834
63,100,000 United States Treasury Note 4.000 01/31/31 62,271,813
30,000,000 United States Treasury Note 4.250 02/28/31 30,051,563
7,775,000 United States Treasury Note 1.250 08/15/31 6,333,284
153,940,000 United States Treasury Note 3.375 05/15/33 144,210,512
30,915,000 United States Treasury Note 4.000 02/15/34 30,402,970
2,850,000 United States Treasury Note 1.875 02/15/41 1,986,873
33,830,000 United States Treasury Note 2.000 11/15/41 23,733,859
370,024,100 United States Treasury Note 2.375 02/15/42 275,219,878
4,115,000 United States Treasury Note 3.250 05/15/42 3,497,911
10,000,000 United States Treasury Note 4.000 11/15/42 9,419,531
213,174,000 United States Treasury Note 3.875 02/15/43 197,061,043
8,670,000 United States Treasury Note 3.875 05/15/43 8,001,800
20,990,000 United States Treasury Note 4.375 08/15/43 20,740,744
63,460,000 United States Treasury Note 4.750 11/15/43 65,829,834
76,000,000 (d) United States Treasury Note 4.500 02/15/44 76,415,625
217,477,000 United States Treasury Note 2.250 02/15/52 143,050,594
86,704,000 United States Treasury Note 3.625 02/15/53 76,136,950
112,753,000 United States Treasury Note 4.750 11/15/53 120,363,828

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 17,000,000 United States Treasury Note 4.250% 02/15/54 $ 16,718,438
TOTAL U.S. TREASURY SECURITIES 2,178,232,529
TOTAL GOVERNMENT BONDS 4,914,541,675
(Cost $5,233,516,634)
STRUCTURED ASSETS - 14.1%
ASSET BACKED - 4.6%
4,000,000 (a),(c) AGL CLO 19 Ltd SOFR 3 M + 2.750% 8.068 07/21/35 4,012,328
Series - 2022 19A (Class B1)
1,000,000 (a),(c) AGL CLO Ltd. CME Term SOFR 3 M + 2.600% 7.918 07/21/36 1,007,499
Series - 2023 25A (Class B)
3,375,000 (a),(c) AIMCO CLO 16 Ltd SOFR 3 M + 1.912% 7.228 01/17/35 3,376,745
Series - 2021 16A (Class B)
10,000,000 (a),(c) AIMCO CLO Series CME Term SOFR 3 M + 1.312% 6.629 04/20/34 10,007,830
Series - 2017 AA (Class AR)
10,000,000 (a),(c) AIMCO CLO Series SOFR 3 M + 1.762% 7.079 04/20/34 9,991,530
Series - 2017 AA (Class BR)
1,000,000 AmeriCredit Automobile Receivables Trust 2.130 03/18/26 976,547
Series - 2020 2 (Class D)
17,000,000 AmeriCredit Automobile Receivables Trust 1.210 12/18/26 16,071,186
Series - 2021 1 (Class D)
2,000,000 (c) AMSR Trust 3.148 01/19/39 1,868,115
Series - 2019 SFR1 (Class C)
1,865,000 (c) AMSR Trust 3.247 01/19/39 1,735,370
Series - 2019 SFR1 (Class D)
6,590,838 (c) Apollo aviation securitization 2.798 01/15/47 5,770,081
Series - 2021 2A (Class A)
55,677 (c) Asset Backed Funding Corp NIM Trust 5.900 07/26/35 1
Series - 2005 WMC1 (Class N1)
1,181,200 (c) Avis Budget Rental Car Funding AESOP LLC 2.020 02/20/27 1,114,786
Series - 2020 2A (Class A)
6,800,000 (c) Avis Budget Rental Car Funding AESOP LLC 1.630 08/20/27 6,218,227
Series - 2021 1A (Class B)
3,100,000 (c) Avis Budget Rental Car Funding AESOP LLC 2.130 08/20/27 2,844,588
Series - 2021 1A (Class C)
1,000,000 (c) Avis Budget Rental Car Funding AESOP LLC 1.660 02/20/28 910,945
Series - 2021 2A (Class A)
1,500,000 (a),(c) Bonanza RE Ltd U.S. Treasury Bill 3 M + 4.910% 10.250 12/23/24 1,470,000
Series - 2020 A (Class A)
666,082 (c) BRE Grand Islander Timeshare Issuer LLC 3.280 09/26/33 640,378
Series - 2019 A (Class A)
10,000,000 (c) Brex Commercial Charge Card Master Trust 6.050 07/15/27 9,992,352
Series - 2024 1 (Class A1)
1,396,210 (c) British Airways Pass Through Trust 3.800 09/20/31 1,313,087
Series - 2018 1 (Class AA)
3,824,012 (c) Capital Automotive REIT 1.440 08/15/51 3,419,212
Series - 2021 1A (Class A1)
8,349,250 (c) Capital Automotive REIT 1.920 08/15/51 7,419,419
Series - 2021 1A (Class A3)
1,440,000 Carmax Auto Owner Trust 1.280 07/15/27 1,374,734
Series - 2021 1 (Class D)
5,745,125 (c) Cars Net Lease Mortgage Notes Series 2.010 12/15/50 5,003,452
Series - 2020 1A (Class A1)
9,837,500 (c) Cars Net Lease Mortgage Notes Series 3.100 12/15/50 8,554,950
Series - 2020 1A (Class A3)
453,104 Carvana Auto Receivables Trust 1.270 03/10/28 425,830
Series - 2021 N2 (Class D)
1,985,365 Carvana Auto Receivables Trust 1.720 09/11/28 1,881,174
Series - 2021 N4 (Class C)
3,340,000 (c) Carvana Auto Receivables Trust 4.130 12/11/28 3,270,609
Series - 2022 N1 (Class D)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 4,150,000 (a),(c) Cayuga Park CLO Ltd SOFR 3 M + 1.912% 1.000% 07/17/34 $ 4,152,635
Series - 2020 1A (Class B1R)
177,823 (a) C-BASS Trust SOFR 1 M + 0.274% 3.523 07/25/36 170,473
Series - 2006 CB6 (Class A1)
8,817,685 (a),(c) CBRE Realty Finance LIBOR 3 M + 0.300% 5.968 04/07/52 22,044
Series - 2007 1A (Class A2)
1,142,180 (a),(c) CIFC Funding Ltd SOFR 3 M + 1.482% 6.799 07/20/30 1,142,816
Series - 2017 3A (Class A1)
5,855,000 (a),(c) CIFC Funding Ltd LIBOR 3 M + 1.862% 7.179 10/20/34 5,858,782
Series - 2020 2A (Class BR)
3,000,000 (a),(c) CIFC Funding Ltd SOFR 3 M + 3.000% 8.318 10/22/35 3,021,084
Series - 2022 7A (Class B1)
5,625,000 (a),(c) CIFC Funding Ltd CME Term SOFR 3 M + 1.912% 7.226 07/15/36 5,628,521
Series - 2020 1A (Class BR)
3,653 CIT Group Home Equity Loan Trust (Step Bond) 6.200 02/25/30 3,612
Series - 2002 1 (Class AF6)
11,450,000 (c) Cologix Data Centers US Issuer LLC 3.300 12/26/51 10,403,785
Series - 2021 1A (Class A2)
5,315,000 (a) COMM Mortgage Trust 3.926 03/10/48 4,930,094
Series - 2015 CR22 (Class B)
1,074,375 (c) DB Master Finance LLC 4.352 05/20/49 1,023,833
Series - 2019 1A (Class A23)
16,617,500 (c) DB Master Finance LLC 2.045 11/20/51 15,209,004
Series - 2021 1A (Class A2I)
13,098,500 (c) DB Master Finance LLC 2.493 11/20/51 11,544,406
Series - 2021 1A (Class A2II)
1,485,015 (c) Diamond Resorts Owner Trust 2.050 11/21/33 1,399,626
Series - 2021 1A (Class B)
649,250 (c) Domino's Pizza Master Issuer LLC 4.474 10/25/45 636,698
Series - 2015 1A (Class A2II)
2,274,000 (c) Domino's Pizza Master Issuer LLC 4.116 07/25/48 2,212,109
Series - 2018 1A (Class A2I)
13,566,375 (c) Domino's Pizza Master Issuer LLC 2.662 04/25/51 12,066,097
Series - 2021 1A (Class A2I)
3,800,000 (a),(c) Dryden 49 Senior Loan Fund SOFR 3 M + 1.862% 7.160 07/18/30 3,802,379
Series - 2017 49A (Class BR)
11,800,000 (c) DT Auto Owner Trust 1.160 11/16/26 11,373,595
Series - 2021 1A (Class D)
707,567 (a),(c) Ellington Loan Acquisition Trust SOFR 1 M + 1.214% 6.544 05/25/37 701,071
Series - 2007 2 (Class A2C)
11,245,463 (c) FNA VI LLC 1.350 01/10/32 10,373,798
Series - 2021 1A (Class A)
7,000,000 Ford Credit Auto Owner Trust 5.380 12/15/28 7,020,102
Series - 2024 A (Class A3)
1,935,000 (c) Hardee's Funding LLC 3.981 12/20/50 1,742,954
Series - 2020 1A (Class A2)
594,484 (c) HERO Funding Trust 3.190 09/20/48 511,283
Series - 2017 3A (Class A1)
214,513 (c) HERO Funding Trust 3.280 09/20/48 186,756
Series - 2017 2A (Class A1)
772,830 (c) HERO Funding Trust 3.950 09/20/48 682,883
Series - 2017 3A (Class A2)
429,025 (c) HERO Funding Trust 4.070 09/20/48 383,482
Series - 2017 2A (Class A2)
11,850,000 (c) Hertz Vehicle Financing LLC 1.560 12/26/25 11,563,394
Series - 2021 1A (Class B)
4,700,000 (c) Hertz Vehicle Financing LLC 4.120 09/25/26 4,587,246
Series - 2022 4A (Class B)
3,700,000 (c) Hertz Vehicle Financing LLC 4.610 09/25/26 3,616,288
Series - 2022 4A (Class C)

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 528,296 (c) Hilton Grand Vacations Trust 2.340% 07/25/33 $ 505,335
Series - 2019 AA (Class A)
63,650 (a) Home Equity Asset Trust SOFR 1 M + 1.614% 3.986 06/25/33 60,618
Series - 2003 1 (Class M1)
3,027,319 (c) Horizon Aircraft Finance II Ltd 3.721 07/15/39 2,708,153
Series - 2019 1 (Class A)
3,942,752 (c) Horizon Aircraft Finance III Ltd 3.425 11/15/39 3,114,687
Series - 2019 2 (Class A)
3,450,000 (c) Hpefs Equipment Trust 4.430 09/20/29 3,401,924
Series - 2022 2A (Class C)
3,750,000 (c),(g) Industrial DPR Funding Ltd 5.380 04/15/34 3,207,938
Series - 2022 1A (Class 1)
799,963 (a),(c) Invitation Homes Trust SOFR 1 M + 1.364% 6.690 01/17/38 800,838
Series - 2018 SFR4 (Class B)
7,750,000 (a),(c) Madison Park Funding LIX Ltd CME Term SOFR 3 M + 2.362% 7.660 01/18/34 7,759,509
Series - 2021 59A (Class C)
3,500,000 (a),(c) Madison Park Funding LV Ltd SOFR 3 M + 2.900% 8.198 07/18/35 3,515,001
Series - 2022 55A (Class B1)
4,000,000 (a),(c) Magnetite XIX Ltd CME Term SOFR 3 M + 1.812% 7.128 04/17/34 4,004,568
Series - 2017 19A (Class B1R)
530,000 (a),(c) Magnetite XVIII Ltd SOFR 3 M + 1.762% 7.069 11/15/28 529,940
Series - 2016 18A (Class BR)
1,260,093 (c) MAPS Trust 2.521 06/15/46 1,121,873
Series - 2021 1A (Class A)
2,700,000 (a),(c) Massachusetts St SOFR 3 M + 1.912% 7.226 01/15/35 2,703,272
Series - 2021 3A (Class B)
5,250,000 (a),(c) MSCG Trust 3.462 06/07/35 4,589,185
Series - 2015 ALDR (Class C)
1,750,000 (a),(c) MSCG Trust 3.462 06/07/35 1,498,040
Series - 2015 ALDR (Class D)
837,600 (c) MVW LLC 1.830 05/20/39 772,380
Series - 2021 2A (Class B)
1,688,536 (c) MVW LLC 1.440 01/22/41 1,569,871
Series - 2021 1WA (Class B)
1,063,777 (c) MVW LLC 1.940 01/22/41 982,303
Series - 2021 1WA (Class C)
912,101 (c) MVW Owner Trust 3.000 11/20/36 881,912
Series - 2019 1A (Class B)
1,273,362 (c) Navient Private Education Refi Loan Trust 1.310 01/15/69 1,175,292
Series - 2020 HA (Class A)
1,017,524 (c) Navient Student Loan Trust 3.390 12/15/59 976,637
Series - 2019 BA (Class A2A)
16,000,000 (a),(c) Neuberger Berman Loan Advisers CLO 31 Ltd SOFR 3 M + 1.812% 7.129 04/20/31 15,948,352
Series - 2019 31A (Class BR)
6,750,000 (a),(c) Neuberger Berman Loan Advisers Clo 40 Ltd CME Term SOFR 3 M + 1.662% 6.976 04/16/33 6,683,155
Series - 2021 40A (Class B)
5,344,487 (c) Oak Street Investment Grade Net Lease Fund Series 1.480 01/20/51 4,887,731
Series - 2021 1A (Class A1)
5,450,000 (a),(c) OHA Credit Funding 10 Ltd SOFR 3 M + 1.912% 7.210 01/18/36 5,455,336
Series - 2021 10A (Class B)
10,000,000 (c) OneMain Financial Issuance Trust 1.750 09/14/35 9,313,599
Series - 2020 2A (Class A)
2,821,593 (c) Oportun Funding XIV LLC 1.210 03/08/28 2,729,168
Series - 2021 A (Class A)
3,515,000 (c) Oportun Issuance Trust 1.960 05/08/31 3,312,622
Series - 2021 B (Class B)
3,000,000 (c) PFS Financing Corp 0.710 04/15/26 2,993,750
Series - 2021 A (Class A)
6,750,000 (c) PFS Financing Corp 0.960 04/15/26 6,731,481
Series - 2021 A (Class B)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,500,000 (c) Progress Residential Trust 2.711% 11/17/40 $ 1,306,565
Series - 2021 SFR9 (Class D)
2,000,000 (c) Regional Management Issuance Trust 7.100 11/17/32 2,019,916
Series - 2022 2B (Class A)
2,993,001 (c) Renew 3.950 09/20/53 2,735,622
Series - 2018 1 (Class A)
1,428,815 Santander Drive Auto Receivables Trust 2.220 09/15/26 1,420,090
Series - 2020 2 (Class D)
11,197,963 (c) SERVPRO Master Issuer LLC 3.882 10/25/49 10,620,418
Series - 2019 1A (Class A2)
3,257,875 (c) SERVPRO Master Issuer LLC 2.394 04/25/51 2,860,064
Series - 2021 1A (Class A2)
893,303 (c) Settlement Fee Finance LLC 3.840 11/01/49 885,051
Series - 2019 1A (Class A)
943,205 (c) Sierra Timeshare Receivables Funding LLC 0.990 11/20/37 891,849
Series - 2021 1A (Class A)
1,022,688 (c) Sierra Timeshare Receivables Funding LLC 1.340 11/20/37 967,200
Series - 2021 1A (Class B)
566,983 (c) Sierra Timeshare Receivables Funding LLC 1.790 11/20/37 536,297
Series - 2021 1A (Class C)
14,000,000 (c) Sierra Timeshare Receivables Funding LLC 5.350 01/20/43 13,940,109
Series - 2024 1A (Class B)
740,627 (c) SMB Private Education Loan Trust 2.430 02/17/32 725,304
Series - 2016 B (Class A2A)
687,741 (c) SMB Private Education Loan Trust 2.880 09/15/34 670,186
Series - 2017 A (Class A2A)
752,904 (c) SMB Private Education Loan Trust 2.820 10/15/35 729,311
Series - 2017 B (Class A2A)
751,244 (c) SoFi Professional Loan Program LLC 2.840 01/25/41 732,078
Series - 2017 F (Class A2FX)
666,087 (c) SoFi Professional Loan Program LLC 3.690 06/15/48 642,699
Series - 2019 A (Class A2FX)
599,077 (c) SolarCity LMC 4.800 11/20/38 586,597
Series - 2013 1 (Class A)
13,421,200 (c) Sonic Capital LLC 3.845 01/20/50 12,706,152
Series - 2020 1A (Class A2I)
3,063,185 (c) SpringCastle America Funding LLC 1.970 09/25/37 2,842,007
Series - 2020 AA (Class A)
3,950,000 (c) Stack Infrastructure Issuer LLC 1.893 08/25/45 3,722,193
Series - 2020 1A (Class A2)
219,250 (a) Structured Asset Investment Loan Trust SOFR 1 M + 1.014% 6.344 09/25/34 207,886
Series - 2004 8 (Class M1)
1,700,000 Synchrony Card Funding LLC 5.040 03/15/30 1,699,950
Series - 2024 A1 (Class A)
1,781,250 (c) Taco Bell Funding LLC 4.970 05/25/46 1,754,464
Series - 2016 1A (Class A23)
14,987,055 (c) Taco Bell Funding LLC 1.946 08/25/51 13,556,262
Series - 2021 1A (Class A2I)
9,667,800 (c) Taco Bell Funding LLC 2.294 08/25/51 8,395,999
Series - 2021 1A (Class A2II)
5,250,000 (a),(c) TICP CLO VIII Ltd SOFR 3 M + 1.962% 7.279 10/20/34 5,253,785
Series - 2017 8A (Class A2R)
650,000 (c) Tricon American Homes Trust 2.049 07/17/38 599,628
Series - 2020 SFR1 (Class B)
5,183,991 (c) Vine 2.790 11/15/50 4,646,441
Series - 2020 1A (Class A)
7,600,000 Volkswagen Auto Lease Trust 5.210 06/21/27 7,617,149
Series - 2024 A (Class A3)
9,878,747 (c) Wendy's Funding LLC 2.370 06/15/51 8,596,423
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 464,443,990

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED - 9.5%
$ 69,827 (a),(c) ACRE Commercial Mortgage Ltd SOFR 1 M + 0.944% 6.271% 12/18/37 $ 69,746
Series - 2021 FL4 (Class A)
72,728 (a),(c) Agate Bay Mortgage Trust 3.500 09/25/45 65,125
Series - 2015 6 (Class A9)
1,870,000 (c) BAMLL Commercial Mortgage Securities Trust 3.490 04/14/33 1,792,783
Series - 2015 200P (Class B)
2,486,000 Banc of America Commercial Mortgage Trust 3.705 09/15/48 2,409,656
Series - 2015 UBS7 (Class A4)
1,910,000 (a) Banc of America Commercial Mortgage Trust 4.342 09/15/48 1,769,324
Series - 2015 UBS7 (Class B)
3,276,936 Banc of America Commercial Mortgage Trust 3.366 02/15/50 3,191,681
Series - 2017 BNK3 (Class ASB)
5,055,000 BANK 3.731 11/15/50 4,569,988
Series - 2017 BNK8 (Class AS)
4,000,000 (a) BANK 3.950 11/15/50 3,484,220
Series - 2017 BNK8 (Class B)
1,000,000 (a) BANK 4.094 11/15/50 772,741
Series - 2017 BNK8 (Class C)
3,750,000 (c) BANK 2.500 10/17/52 2,165,953
Series - 2019 BN21 (Class D)
1,000,000 BANK 3.093 10/17/52 863,401
Series - 2019 BN21 (Class AS)
2,500,000 BANK 3.203 12/15/52 2,201,882
Series - 2019 BN23 (Class AS)
1,637,000 BANK 3.455 12/15/52 1,377,528
Series - 2019 BN23 (Class B)
4,621,000 BANK 1.925 12/15/53 3,731,671
Series - 2020 BN30 (Class A4)
425,000 BANK 2.036 02/15/54 351,002
Series - 2021 BN31 (Class A4)
8,864,000 (a) BANK 2.928 02/15/55 7,653,945
Series - 2022 BNK39 (Class A4)
4,000,000 (a) BANK 6.260 04/15/56 4,148,105
Series - 2023 5YR1 (Class A3)
4,444,916 BANK 3.289 07/15/60 4,322,554
Series - 2017 BNK6 (Class ASB)
2,550,000 (a) BANK 3.283 11/15/62 2,265,299
Series - 2019 BN24 (Class AS)
11,716,000 BANK 2.438 06/15/63 9,530,830
Series - 2021 BN34 (Class A5)
3,330,000 (a) BANK 3.790 04/15/65 3,060,422
Series - 2022 BNK41 (Class A4)
7,205,722 (a),(c) Bayview MSR Opportunity Master Fund Trust 3.000 02/25/52 5,978,567
Series - 2022 5 (Class A19)
1,250,000 (a),(c) BBCMS Mortgage Trust 4.267 08/05/38 893,903
Series - 2018 CHRS (Class E)
8,895,000 BBCMS Mortgage Trust 5.753 04/15/56 8,962,582
Series - 2023 C19 (Class A2B)
4,400,000 (a) BBCMS Mortgage Trust 6.383 07/15/56 4,574,620
Series - 2023 C20 (Class A2)
1,500,000 (c) BBCMS Trust 4.798 08/10/35 1,296,289
Series - 2015 SRCH (Class C)
2,575,000 (a),(c) Benchmark Mortgage Trust 2.791 09/15/48 2,094,763
Series - 2020 IG2 (Class AM)
2,500,000 (a),(c) Benchmark Mortgage Trust 3.133 09/15/48 2,010,016
Series - 2020 IG3 (Class AS)
2,500,000 (a),(c) Benchmark Mortgage Trust 3.536 09/15/48 2,222,669
Series - 2020 IG3 (Class BXA)
6,200,000 (a) Benchmark Mortgage Trust 3.666 01/15/51 5,808,471
Series - 2018 B1 (Class A5)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,380,000 Benchmark Mortgage Trust 4.016% 03/15/52 $ 1,291,121
Series - 2019 B9 (Class A5)
1,624,000 Benchmark Mortgage Trust 4.468 03/15/52 1,388,811
Series - 2019 B9 (Class B)
1,250,000 (a) Benchmark Mortgage Trust 4.971 03/15/52 1,003,664
Series - 2019 B9 (Class C)
2,500,000 Benchmark Mortgage Trust 3.542 05/15/52 2,268,923
Series - 2019 B11 (Class A5)
1,200,000 (a) Benchmark Mortgage Trust 4.510 05/15/53 1,157,905
Series - 2018 B7 (Class A4)
24,906,000 Benchmark Mortgage Trust 2.584 03/15/54 20,735,351
Series - 2021 B24 (Class A5)
15,830,000 Benchmark Mortgage Trust 2.390 07/15/54 12,913,791
Series - 2021 B27 (Class A5)
2,000,000 Benchmark Mortgage Trust 2.224 08/15/54 1,649,327
Series - 2021 B28 (Class A5)
5,250,000 (a) Benchmark Mortgage Trust 2.244 08/15/54 4,081,243
Series - 2021 B28 (Class B)
3,000,000 Benchmark Mortgage Trust 5.626 04/15/56 2,995,013
Series - 2023 B38 (Class A2)
7,825,000 Benchmark Mortgage Trust 5.750 07/15/56 8,225,746
Series - 2023 B39 (Class A5)
1,680,000 (c) Benchmark Mortgage Trust 2.500 12/15/62 1,010,269
Series - 2019 B14 (Class D)
5,040,000 Benchmark Mortgage Trust 3.049 12/15/62 4,533,770
Series - 2019 B14 (Class A5)
3,000,000 (a) Benchmark Mortgage Trust 3.772 12/15/62 2,226,598
Series - 2019 B14 (Class C)
4,000,000 Benchmark Mortgage Trust 2.928 12/15/72 3,485,451
Series - 2019 B15 (Class )
2,100,000 (a),(c) BX Mortgage Trust CME Term SOFR 1 M + 2.062% 7.387 10/15/36 2,065,236
Series - 2021 PAC (Class E)
1,437,582 (a),(c) BX TRUST SOFR 1 M + 2.949% 8.274 08/15/39 1,450,099
Series - 2022 PSB (Class B)
4,500,000 (a),(c) BXP Trust 2.775 01/15/44 2,917,281
Series - 2021 601L (Class D)
5,367,638 (c) Capital Automotive REIT 2.690 02/15/50 5,211,855
Series - 2020 1A (Class A1)
6,500,000 (a) CD Mortgage Trust 3.879 11/10/49 5,659,099
Series - 2016 CD2 (Class B)
3,030,000 (a) CD Mortgage Trust 3.977 11/10/49 2,516,300
Series - 2016 CD2 (Class C)
5,136,204 CD Mortgage Trust 3.453 02/10/50 4,981,118
Series - 2017 CD3 (Class AAB)
5,555,000 CD Mortgage Trust 3.833 02/10/50 4,656,606
Series - 2017 CD3 (Class AS)
6,635,000 (a) CD Mortgage Trust 3.984 02/10/50 4,488,575
Series - 2017 CD3 (Class B)
3,630,000 (a) CD Mortgage Trust 4.538 02/10/50 1,814,786
Series - 2017 CD3 (Class C)
5,000,000 (a) CD Mortgage Trust 3.684 08/15/50 4,659,593
Series - 2017 CD5 (Class AS)
1,000,000 CD Mortgage Trust 3.456 11/13/50 935,100
Series - 2017 CD6 (Class A5)
3,600,000 CD Mortgage Trust 2.812 08/15/57 3,375,290
Series - 2019 CD8 (Class ASB)
8,769,657 (c) CF Hippolyta LLC 1.690 07/15/60 8,198,924
Series - 2020 1 (Class A1)
2,622,741 (c) CF Hippolyta LLC 1.990 07/15/60 2,254,394
Series - 2020 1 (Class A2)

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,798,904 (c) CF Hippolyta LLC 2.280% 07/15/60 $ 1,654,811
Series - 2020 1 (Class B1)
48,594 (a),(c) CF Mortgage Trust 2.840 04/15/25 46,395
Series - 2020 P1 (Class A1)
1,750,000 (a),(c) CF Mortgage Trust 3.603 04/15/52 1,164,541
Series - 2020 P1 (Class A2)
1,175,400 CGMS Commercial Mortgage Trust 3.458 08/15/50 1,095,096
Series - 2017 B1 (Class A4)
44,161 (a) CHL Mortgage Pass-Through Trust 5.077 02/20/35 44,014
Series - 2004 HYB9 (Class 1A1)
1,750,000 (a),(c) Citigroup Commercial Mortgage Trust 3.518 05/10/35 1,660,476
Series - 2013 375P (Class B)
1,000,000 (a),(c) Citigroup Commercial Mortgage Trust 4.471 07/10/47 879,590
Series - 2014 GC23 (Class D)
3,023,000 Citigroup Commercial Mortgage Trust 4.017 10/10/47 2,972,425
Series - 2014 GC25 (Class AS)
1,500,000 Citigroup Commercial Mortgage Trust 3.457 04/10/48 1,444,662
Series - 2015 GC29 (Class AS)
500,000 (a) Citigroup Commercial Mortgage Trust 3.758 04/10/48 482,419
Series - 2015 GC29 (Class B)
2,000,000 (a) Citigroup Commercial Mortgage Trust 4.137 04/10/48 1,861,272
Series - 2015 GC29 (Class C)
6,000,000 (a),(c) COMM Mortgage Trust 3.538 10/10/29 5,375,537
Series - 2017 PANW (Class C)
131,100 (c) COMM Mortgage Trust 3.178 02/10/35 122,893
Series - 2015 3BP (Class A)
227,620 COMM Mortgage Trust 2.853 10/15/45 209,915
Series - 2012 CR4 (Class A3)
3,687,864 (a) COMM Mortgage Trust 4.585 02/10/47 3,524,448
Series - 2014 CR14 (Class B)
688,664 COMM Mortgage Trust 4.701 03/10/47 657,132
Series - 2014 UBS2 (Class B)
2,798,577 (a) COMM Mortgage Trust 4.947 03/10/47 2,480,709
Series - 2014 UBS2 (Class C)
750,000 COMM Mortgage Trust 4.174 05/10/47 724,991
Series - 2014 CR17 (Class AM)
2,900,000 COMM Mortgage Trust 4.377 05/10/47 2,760,203
Series - 2014 CR17 (Class B)
3,225,000 COMM Mortgage Trust 3.819 06/10/47 3,209,129
Series - 2014 UBS3 (Class A4)
3,896,000 (a) COMM Mortgage Trust 4.730 06/10/47 3,021,047
Series - 2014 UBS3 (Class C)
5,150,000 (a),(c) COMM Mortgage Trust 4.767 06/10/47 2,893,784
Series - 2014 UBS3 (Class D)
6,400,000 COMM Mortgage Trust 3.917 10/10/47 6,335,050
Series - 2014 LC17 (Class A5)
2,000,000 (a) COMM Mortgage Trust 4.490 10/10/47 1,948,502
Series - 2014 LC17 (Class B)
285,865 COMM Mortgage Trust 3.040 02/10/48 283,795
Series - 2015 LC19 (Class ASB)
2,498,000 (a) COMM Mortgage Trust 3.829 02/10/48 2,354,008
Series - 2015 LC19 (Class B)
2,497,000 (c) COMM Mortgage Trust 3.000 03/10/48 1,910,592
Series - 2015 CR22 (Class E)
2,575,000 (a) COMM Mortgage Trust 3.603 03/10/48 2,457,004
Series - 2015 CR22 (Class AM)
2,000,000 (a),(c) COMM Mortgage Trust 4.066 03/10/48 1,703,793
Series - 2015 CR22 (Class D)
1,000,000 (a) COMM Mortgage Trust 4.066 03/10/48 905,656
Series - 2015 CR22 (Class C)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,000,000 COMM Mortgage Trust 3.801% 05/10/48 $ 1,943,816
Series - 2015 CR23 (Class AM)
3,936,016 (a) COMM Mortgage Trust 4.183 05/10/48 3,820,273
Series - 2015 CR23 (Class B)
2,500,000 (a) COMM Mortgage Trust 4.283 05/10/48 2,219,823
Series - 2015 CR23 (Class D)
2,500,000 (a) COMM Mortgage Trust 4.283 05/10/48 2,342,831
Series - 2015 CR23 (Class C)
1,664,719 COMM Mortgage Trust 3.432 08/10/48 1,624,785
Series - 2015 CR24 (Class A4)
1,500,000 (a) COMM Mortgage Trust 3.463 08/10/48 1,294,368
Series - 2015 CR24 (Class D)
3,640,000 (a) COMM Mortgage Trust 4.028 08/10/48 3,524,333
Series - 2015 CR24 (Class AM)
1,000,000 (a) COMM Mortgage Trust 4.348 08/10/48 952,464
Series - 2015 CR24 (Class B)
2,000,000 (a) COMM Mortgage Trust 4.348 08/10/48 1,809,570
Series - 2015 CR24 (Class C)
2,250,000 (a) COMM Mortgage Trust 4.516 08/10/48 2,184,158
Series - 2015 CR25 (Class B)
2,600,000 COMM Mortgage Trust 3.630 10/10/48 2,519,085
Series - 2015 CR26 (Class A4)
1,000,000 COMM Mortgage Trust 3.984 10/10/48 963,759
Series - 2015 CR27 (Class AM)
3,731,000 (a) COMM Mortgage Trust 4.464 10/10/48 3,493,998
Series - 2015 CR26 (Class C)
1,627,000 (a) COMM Mortgage Trust 4.464 10/10/48 1,551,581
Series - 2015 CR26 (Class B)
7,724,000 (a) COMM Mortgage Trust 4.545 10/10/48 7,296,283
Series - 2015 LC23 (Class C)
1,080,000 COMM Mortgage Trust 3.762 02/10/49 1,044,742
Series - 2016 CR28 (Class A4)
5,000,000 (a) COMM Mortgage Trust 4.605 02/10/49 4,696,085
Series - 2016 CR28 (Class B)
2,969,412 (a) COMM Mortgage Trust 4.340 05/10/51 2,688,125
Series - 2018 COR3 (Class AM)
1,250,000 COMM Mortgage Trust 3.263 08/15/57 1,098,527
Series - 2019 GC44 (Class AM)
707,600 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.250% 6.349 03/25/42 791,245
Series - 2022 R03 (Class 1B1)
20,350,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8.820 03/25/42 21,361,419
Series - 2022 R03 (Class 1M2)
4,779,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8.320 04/25/42 4,933,797
Series - 2022 R05 (Class 2M2)
31,740,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9.170 05/25/42 33,713,000
Series - 2022 R06 (Class 1M2)
7,825,000 (a),(c) Connecticut Avenue Securities Trust SOFR + 3.600% 8.920 07/25/42 8,275,587
Series - 2022 R08 (Class 1M2)
9,630,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10.071 09/25/42 10,542,783
Series - 2022 R09 (Class 2M2)
720,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.750% 12.071 09/25/42 800,908
Series - 2022 R09 (Class 2B1)
15,035,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9.071 12/25/42 16,099,368
Series - 2023 R01 (Class 1M2)
1,000,000 (a),(c) CPT Mortgage Trust 2.997 11/13/39 665,121
Series - 2019 CPT (Class E)
115,912 (a),(c) Credit Suisse Commercial Mortgage Trust CME Term SOFR 1 M + 1.027% 6.353 05/15/36 115,916
Series - 2019 ICE4 (Class A)
2,992,555 (a),(c) Credit Suisse Mortgage Capital Certificates SOFR 1 M + 1.647% 6.973 05/15/36 2,991,437
Series - 2019 ICE4 (Class D)

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,500,000 (a),(c) Credit Suisse Mortgage Capital Certificates 3.388% 10/25/59 $ 2,295,762
Series - 2019 NQM1 (Class M1)
6,198,849 (a),(c) Credit Suisse Mortgage Capital Certificates 2.405 10/25/66 5,266,875
Series - 2021 NQM8 (Class A3)
4,750,000 DBGS Mortgage Trust 4.466 10/15/51 4,450,834
Series - 2018 C1 (Class A4)
5,000,000 DBJPM Mortgage Trust 2.340 08/15/53 4,068,506
Series - 2020 C9 (Class AM)
1,200,000 (c) DBUBS Mortgage Trust 3.452 10/10/34 1,108,788
Series - 2017 BRBK (Class A)
54,527 (a),(c) Flagstar Mortgage Trust 4.000 09/25/48 50,483
Series - 2018 5 (Class A11)
1,872,575 (a),(c) Flagstar Mortgage Trust 2.500 04/25/51 1,495,307
Series - 2021 2 (Class A4)
6,008,604 (a),(c) Flagstar Mortgage Trust 2.500 06/01/51 4,798,051
Series - 2021 4 (Class A21)
21,199,881 (a),(c) Flagstar Mortgage Trust 3.000 10/25/51 17,589,482
Series - 2021 10IN (Class A17)
18,540,000 (c) Flexential Issuer, LLC 3.250 11/27/51 16,801,150
Series - 2021 1A (Class A2)
3,000,000 (a),(c) GS Mortgage Securities Corp II SOFR 1 M + 3.464% 8.790 11/15/36 2,886,056
Series - 2021 ARDN (Class E)
1,238,000 (a),(c) GS Mortgage Securities Corp II 3.475 09/10/37 1,133,150
Series - 2017 375H (Class A)
2,590,000 (a) GS Mortgage Securities Corp II 3.777 05/10/50 2,504,095
Series - 2015 GC30 (Class AS)
3,010,000 (a) GS Mortgage Securities Corp II 3.992 03/10/51 2,805,053
Series - 2018 GS9 (Class A4)
1,625,000 (a) GS Mortgage Securities Corp II 4.155 07/10/51 1,522,441
Series - 2018 GS10 (Class A5)
6,500,000 (a),(c) GS Mortgage Securities Corp Trust SOFR 1 M + 2.164% 7.490 11/15/36 6,306,395
Series - 2021 ARDN (Class C)
2,000,000 (a),(c) GS Mortgage Securities Trust SOFR 1 M + 1.747% 7.073 07/15/31 1,230,000
Series - 2018 TWR (Class C)
1,655,977 (a),(c) GS Mortgage Securities Trust 4.285 02/10/46 1,564,001
Series - 2013 GC10 (Class C)
2,950,000 (a) GS Mortgage Securities Trust 4.306 02/10/48 2,763,135
Series - 2015 GC28 (Class C)
3,500,000 (a) GS Mortgage Securities Trust 4.018 07/10/48 3,393,602
Series - 2015 GC32 (Class AS)
3,779,000 (a) GS Mortgage Securities Trust 3.982 10/10/49 3,390,734
Series - 2016 GS3 (Class C)
4,185,000 (a) GS Mortgage Securities Trust 3.952 11/10/49 3,567,839
Series - 2016 GS4 (Class C)
4,417,071 GS Mortgage Securities Trust 3.467 03/10/50 4,296,576
Series - 2017 GS5 (Class AAB)
9,100,951 GS Mortgage Securities Trust 3.674 03/10/50 8,546,355
Series - 2017 GS5 (Class A4)
4,300,000 GS Mortgage Securities Trust 3.433 05/10/50 4,016,833
Series - 2017 GS6 (Class A3)
1,500,000 GS Mortgage Securities Trust 3.638 05/10/50 1,395,915
Series - 2017 GS6 (Class AS)
3,000,000 GS Mortgage Securities Trust 3.837 11/10/50 2,833,600
Series - 2017 GS8 (Class ABP)
2,500,000 (a) GS Mortgage Securities Trust 4.322 11/10/50 2,251,567
Series - 2017 GS8 (Class C)
1,260,000 GS Mortgage Securities Trust 3.968 02/10/52 1,183,239
Series - 2019 GC38 (Class A4)
2,400,000 (a) GS Mortgage Securities Trust 4.158 02/10/52 2,221,346
Series - 2019 GC38 (Class AS)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 (a) GS Mortgage Securities Trust 4.761% 02/10/52 $ 895,329
Series - 2019 GC38 (Class C)
5,510,000 GS Mortgage Securities Trust 3.001 09/10/52 4,913,727
Series - 2019 GC42 (Class A4)
1,361,000 (a) GS Mortgage Securities Trust 3.405 02/13/53 1,163,458
Series - 2020 GC45 (Class B)
5,500,000 GS Mortgage Securities Trust 2.012 12/12/53 4,384,609
Series - 2020 GSA2 (Class A5)
120,553 (a),(c) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 111,671
Series - 2019 PJ2 (Class A1)
314,669 (a),(c) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 291,216
Series - 2019 PJ2 (Class A4)
730,407 (a),(c) GS Mortgage-Backed Securities Corp Trust 3.000 01/25/51 616,346
Series - 2020 PJ4 (Class A4)
34,443,528 (a),(c) GS Mortgage-Backed Securities Corp Trust 0.257 03/27/51 421,427
Series - 2020 PJ5 (Class AX1)
1,117,964 (a),(c) GS Mortgage-Backed Securities Corp Trust 3.000 03/27/51 944,422
Series - 2020 PJ5 (Class A4)
2,099,060 (a),(c) GS Mortgage-Backed Securities Corp Trust 2.500 05/25/51 1,697,999
Series - 2020 PJ6 (Class A4)
8,886,330 (a),(c) GS Mortgage-Backed Securities Corp Trust 2.500 10/25/51 7,096,001
Series - 2021 PJ5 (Class A4)
10,743,599 (a),(c) GS Mortgage-Backed Securities Corp Trust 3.000 06/25/52 8,927,312
Series - 2022 PJ2 (Class A36)
3,400,036 (a),(c) GS Mortgage-Backed Securities Corp Trust 3.000 09/25/52 2,825,234
Series - 2022 PJ4 (Class A36)
979,547 (a),(c) GS Mortgage-Backed Securities Trust 3.630 05/25/50 833,041
Series - 2020 PJ1 (Class B2)
2,567,439 (a),(c) GS Mortgage-Backed Securities Trust 2.500 07/25/51 2,050,177
Series - 2021 PJ2 (Class A4)
18,450,949 (a),(c) GS Mortgage-Backed Securities Trust 2.500 01/25/52 14,733,637
Series - 2021 PJ7 (Class A4)
9,332,643 (a),(c) GS Mortgage-Backed Securities Trust 2.500 01/25/52 7,452,395
Series - 2021 PJ8 (Class A4)
3,218,336 (a),(c) GS Mortgage-Backed Securities Trust 2.722 01/25/52 2,521,928
Series - 2021 PJ7 (Class B2)
6,450,282 (a),(c) GS Mortgage-Backed Securities Trust 3.000 07/25/52 5,355,798
Series - 2022 INV1 (Class A4)
7,506,766 (a),(c) GS Mortgage-Backed Securities Trust 3.000 09/25/52 6,228,343
Series - 2022 HP1 (Class A4)
5,982,803 (a),(c) GS Mortgage-Backed Securities Trust 3.000 10/25/52 4,971,365
Series - 2022 PJ5 (Class A36)
4,783,566 (a),(c) GS Mortgage-Backed Securities Trust 3.000 01/25/53 3,974,868
Series - 2022 PJ6 (Class A24)
7,342,729 (a),(c) GS Mortgage-Backed Securities Trust 3.500 02/25/53 6,356,240
Series - 2023 PJ1 (Class A24)
1,500,000 (c) Hudson Yards Mortgage Trust 2.835 08/10/38 1,402,041
Series - 2016 10HY (Class A)
3,000,000 (a),(c) Hudson Yards Mortgage Trust 2.977 08/10/38 2,780,460
Series - 2016 10HY (Class B)
3,500,000 (a),(c) Hudson Yards Mortgage Trust 2.977 08/10/38 3,212,508
Series - 2016 10HY (Class C)
3,450,000 (a),(c) Hudson Yards Mortgage Trust 2.943 12/10/41 2,805,615
Series - 2019 55HY (Class D)
2,750,000 (a),(c) Hudson Yards Mortgage Trust 2.943 12/10/41 2,129,940
Series - 2019 55HY (Class E)
2,245,093 (a),(c) Imperial Fund Mortgage Trust 2.051 10/25/55 2,029,985
Series - 2020 NQM1 (Class A3)
1,000,000 (a),(c) Imperial Fund Mortgage Trust 3.531 10/25/55 858,202
Series - 2020 NQM1 (Class M1)

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,000,000 (c) JP Morgan Chase Commercial Mortgage Securities
Corp
4.379% 07/05/31 $ 2,615,723
Series - 2018 AON (Class B)
294,450 (a),(c) JP Morgan Chase Commercial Mortgage Securities
Corp
3.983 01/15/46 270,293
Series - 2013 C13 (Class D)
480,835 JP Morgan Chase Commercial Mortgage Securities
Corp
3.379 09/15/50 468,276
Series - 2017 JP7 (Class A3)
1,000,000 (c) JP Morgan Chase Commercial Mortgage Securities
Trust
3.620 01/16/37 576,731
Series - 2020 NNN (Class DFX)
2,121,955 (a),(c) JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6.677 12/25/44 2,040,655
Series - 2015 1 (Class B1)
63,211 (a),(c) JP Morgan Mortgage Trust 3.500 05/25/45 56,936
Series - 2015 3 (Class A19)
384,204 (a),(c) JP Morgan Mortgage Trust 3.500 10/25/45 343,159
Series - 2015 6 (Class A13)
1,277,805 (a),(c) JP Morgan Mortgage Trust 3.500 09/25/48 1,109,917
Series - 2018 3 (Class A13)
2,436,761 (a),(c) JP Morgan Mortgage Trust 3.500 10/25/48 2,109,655
Series - 2018 5 (Class A13)
1,190,377 (a),(c) JP Morgan Mortgage Trust 4.257 10/26/48 1,177,358
Series - 2017 5 (Class A2)
127,765 (a),(c) JP Morgan Mortgage Trust 4.000 02/25/49 116,756
Series - 2018 9 (Class A13)
44,725 (a),(c) JP Morgan Mortgage Trust 4.000 05/25/49 41,665
Series - 2019 1 (Class A15)
3,488,097 (a),(c) JP Morgan Mortgage Trust 3.823 06/25/50 3,041,168
Series - 2020 1 (Class B2)
26,241,923 (a),(c) JP Morgan Mortgage Trust 0.139 07/25/51 195,319
Series - 2021 3 (Class AX1)
18,642,529 (a),(c) JP Morgan Mortgage Trust 0.130 08/25/51 130,884
Series - 2021 4 (Class AX1)
2,118,406 (a),(c) JP Morgan Mortgage Trust 2.880 08/25/51 1,681,325
Series - 2021 4 (Class B2)
35,834,656 (a),(c) JP Morgan Mortgage Trust 0.137 10/25/51 270,716
Series - 2021 6 (Class AX1)
4,521,268 (a),(c) JP Morgan Mortgage Trust 2.500 10/25/51 3,610,368
Series - 2021 6 (Class A15)
9,747,760 (a),(c) JP Morgan Mortgage Trust 0.400 12/25/51 211,209
Series - 2021 INV2 (Class AX4)
2,150,298 (a),(c) JP Morgan Mortgage Trust 2.500 12/25/51 1,717,077
Series - 2021 10 (Class A15)
2,231,806 (a),(c) JP Morgan Mortgage Trust 2.500 02/25/52 1,779,385
Series - 2021 12 (Class A15)
3,556,008 (a),(c) JP Morgan Mortgage Trust 2.500 05/25/52 2,835,151
Series - 2021 14 (Class A15)
2,215,399 (a),(c) JP Morgan Mortgage Trust 2.927 05/25/52 1,824,023
Series - 2021 LTV2 (Class A3)
15,266,472 (a),(c) JP Morgan Mortgage Trust 3.000 08/25/52 12,685,559
Series - 2022 2 (Class A25)
6,616,445 (a),(c) JP Morgan Mortgage Trust 3.000 09/25/52 5,493,766
Series - 2022 INV3 (Class A6)
9,408,031 (a),(c) JP Morgan Mortgage Trust 3.500 09/25/52 8,155,786
Series - 2022 LTV2 (Class A6)
6,063,953 (a),(c) JP Morgan Mortgage Trust 3.000 12/25/52 5,038,795
Series - 2022 7 (Class 1A17)
2,129,286 (a),(c) JP Morgan Mortgage Trust 4.000 12/25/52 1,914,719
Series - 2022 7 (Class 2A6A)
5,500,000 JPMBB Commercial Mortgage Securities Trust 4.110 09/15/47 5,220,009
Series - 2014 C22 (Class AS)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,500,000 (a) JPMBB Commercial Mortgage Securities Trust 4.480% 09/15/47 $ 4,411,133
Series - 2014 C23 (Class B)
1,500,000 (a) JPMBB Commercial Mortgage Securities Trust 4.480 09/15/47 1,447,983
Series - 2014 C23 (Class C)
1,518,000 (a) JPMBB Commercial Mortgage Securities Trust 4.561 09/15/47 1,407,977
Series - 2014 C22 (Class B)
1,000,000 JPMBB Commercial Mortgage Securities Trust 3.898 02/15/48 905,200
Series - 2015 C27 (Class B)
2,000,000 (a) JPMBB Commercial Mortgage Securities Trust 3.917 05/15/48 1,941,137
Series - 2015 C29 (Class AS)
1,600,000 (a) JPMBB Commercial Mortgage Securities Trust 4.118 05/15/48 1,516,912
Series - 2015 C29 (Class B)
6,000,000 JPMBB Commercial Mortgage Securities Trust 4.106 08/15/48 5,687,810
Series - 2015 C31 (Class AS)
6,885,000 (a) JPMBB Commercial Mortgage Securities Trust 4.624 08/15/48 6,110,215
Series - 2015 C31 (Class B)
3,000,000 (a) JPMBB Commercial Mortgage Securities Trust 4.624 08/15/48 2,496,351
Series - 2015 C31 (Class C)
1,400,000 JPMBB Commercial Mortgage Securities Trust 3.227 10/15/48 1,363,465
Series - 2015 C28 (Class A4)
3,016,000 JPMBB Commercial Mortgage Securities Trust 4.023 12/15/48 2,882,632
Series - 2015 C33 (Class AS)
745,000 (a) JPMBB Commercial Mortgage Securities Trust 4.636 12/15/48 663,209
Series - 2015 C33 (Class C)
10,425,000 JPMBB Commercial Mortgage Securities Trust 3.576 03/17/49 10,039,592
Series - 2016 C1 (Class A5)
2,645,000 (a),(c) JPMBB Commercial Mortgage Securities Trust 4.202 03/17/49 2,248,117
Series - 2016 C1 (Class D1)
1,606,000 (a) JPMBB Commercial Mortgage Securities Trust 4.702 03/17/49 1,489,836
Series - 2016 C1 (Class C)
862,854 JPMCC Commercial Mortgage Securities Trust 3.457 03/15/50 836,599
Series - 2017 JP5 (Class A4)
2,000,000 (a) JPMCC Commercial Mortgage Securities Trust 3.633 09/15/50 1,686,901
Series - 2017 JP7 (Class C)
2,500,000 JPMCC Commercial Mortgage Securities Trust 3.123 06/13/52 2,254,221
Series - 2019 COR5 (Class A3)
5,554,000 JPMDB Commercial Mortgage Securities Trust 2.180 05/13/53 4,423,421
Series - 2020 COR7 (Class A5)
3,625,000 JPMDB Commercial Mortgage Securities Trust 2.536 05/13/53 2,700,211
Series - 2020 COR7 (Class AS)
1,076,925 (c) Ladder Capital Commercial Mortgage Securities 3.575 02/15/36 1,007,493
Series - 2013 GCP (Class A1)
657,208 (c) LSTAR Commercial Mortgage Trust 2.579 03/10/49 655,945
Series - 2016 4 (Class A2)
2,200,000 (c) LSTAR Commercial Mortgage Trust 4.021 03/10/50 2,025,619
Series - 2017 5 (Class AS)
12,000,000 (a),(c) MAD Mortgage Trust 3.082 08/15/34 11,103,689
Series - 2017 330M (Class A)
1,500,000 (a),(c) Manhattan West 2.335 09/10/39 1,323,371
Series - 2020 1MW (Class B)
1,434,098 (a) Merrill Lynch Mortgage Investors Trust SOFR 1 M + 0.634% 2.278 01/25/37 1,344,726
Series - 2006 WMC1 (Class A1B)
2,792,164 (c) Morgan Stanley Bank of America Merrill Lynch Trust 3.989 12/15/46 2,655,848
Series - 2014 C19 (Class LNC1)
882,200 (c) Morgan Stanley Bank of America Merrill Lynch Trust 4.384 12/15/46 826,854
Series - 2014 C19 (Class LNC2)
2,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.832 12/15/47 2,428,130
Series - 2014 C19 (Class AS)
3,500,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4.000 12/15/47 3,360,821
Series - 2014 C19 (Class B)

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 9,959 Morgan Stanley Bank of America Merrill Lynch Trust 3.069% 02/15/48 $ 9,886
Series - 2015 C20 (Class ASB)
2,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.605 02/15/48 2,428,603
Series - 2015 C20 (Class AS)
5,938,073 Morgan Stanley Bank of America Merrill Lynch Trust 3.652 03/15/48 5,698,047
Series - 2015 C21 (Class AS)
3,360,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.561 04/15/48 3,253,563
Series - 2015 C22 (Class AS)
5,798,504 Morgan Stanley Capital I Trust 2.606 08/15/49 5,618,919
Series - 2016 UB11 (Class ASB)
253,360 (a) Morgan Stanley Capital I Trust 5.877 12/12/49 107,457
Series - 2007 IQ16 (Class AJ)
1,300,000 Morgan Stanley Capital I Trust 3.587 12/15/50 1,222,752
Series - 2017 HR2 (Class A4)
1,000,000 Morgan Stanley Capital I Trust 4.177 07/15/51 958,894
Series - 2018 H3 (Class A5)
3,142,000 (a) Morgan Stanley Capital I Trust 4.429 07/15/51 2,988,110
Series - 2018 H3 (Class AS)
2,469,162 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 07/25/51 2,156,474
Series - 2021 4 (Class A4)
2,000,000 (c) MRCD Mortgage Trust 2.718 12/15/36 1,349,788
Series - 2019 PARK (Class D)
3,500,000 (c) MRCD Mortgage Trust 2.718 12/15/36 2,187,042
Series - 2019 PARK (Class E)
1,500,000 (a),(c) MSDB Trust 3.316 07/11/39 1,335,743
Series - 2017 712F (Class A)
5,347,801 (a),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5.915 07/15/36 4,952,469
Series - 2019 MILE (Class A)
2,500,000 (a),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.879% 7.205 07/15/36 2,183,745
Series - 2019 MILE (Class B)
703,488 (c) Natixis Commercial Mortgage Securities Trust 2.966 12/15/38 639,304
Series - 2020 2PAC (Class A)
80,690 (a) New York Mortgage Trust SOFR 1 M + 0.594% 5.924 02/25/36 79,103
Series - 2005 3 (Class A1)
4,665,000 (a),(c) NRTH Mortgage Trust CME Term SOFR 1 M + 1.641% 6.941 03/15/41 4,678,878
Series - 2024 PARK (Class A)
4,800,158 (c) Oak Street Investment Grade Net Lease Fund Series 2.380 11/20/51 4,331,334
Series - 2021 2A (Class A1)
9,853,785 (a),(c) OBX Trust 2.500 07/25/51 7,868,543
Series - 2021 J2 (Class A19)
8,028,873 (a),(c) OBX Trust 4.000 10/25/52 7,189,819
Series - 2022 INV5 (Class A13)
618,538 (a),(c) OBX Trust SOFR 1 M + 0.764% 4.658 06/25/57 596,380
Series - 2018 1 (Class A2)
2,058,883 (a),(c) Oceanview Mortgage Trust 2.500 05/25/51 1,644,080
Series - 2021 1 (Class A19)
2,229,348 (a),(c) Oceanview Mortgage Trust 4.500 11/25/52 2,068,021
Series - 2022 1 (Class A1)
5,000,000 (c) One Bryant Park Trust 2.516 09/15/54 4,277,438
Series - 2019 OBP (Class A)
14,934,004 (c) One Market Plaza Trust 3.614 02/10/32 13,804,251
Series - 2017 1MKT (Class A)
3,827,449 (a),(c) OPEN Trust SOFR 1 M + 5.236% 10.561 10/15/28 3,863,895
Series - 2023 AIR (Class C)
2,500,000 (a),(c) PKHL Commercial Mortgage Trust CME Term SOFR 1 M + 0.994% 6.320 07/15/38 2,382,453
Series - 2021 MF (Class A)
1,000,000 (c) RBS Commercial Funding, Inc Trust 3.511 03/11/31 900,718
Series - 2013 SMV (Class B)
2,310,529 RCKT Mortgage Trust 3.006 09/25/51 1,771,627
2,633,788 (a),(c) RCKT Mortgage Trust 3.500 06/25/52 2,278,301
Series - 2022 4 (Class A22)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 288,440 (a),(c) Sequoia Mortgage Trust 3.500% 05/25/45 $ 257,479
Series - 2015 2 (Class A1)
216,688 (a),(c) Sequoia Mortgage Trust 3.500 02/25/47 191,788
Series - 2017 2 (Class A19)
782,454 (a),(c) Sequoia Mortgage Trust 3.724 09/25/47 716,782
Series - 2017 6 (Class B1)
488,798 (a),(c) Sequoia Mortgage Trust 3.500 03/25/48 431,531
Series - 2018 3 (Class A1)
39,829 (a),(c) Sequoia Mortgage Trust 4.000 09/25/48 36,856
Series - 2018 7 (Class A19)
2,632,771 (a),(c) Sequoia Mortgage Trust 3.000 04/25/50 2,219,648
Series - 2020 3 (Class A19)
4,438,133 (a),(c) Sequoia Mortgage Trust 5.000 01/25/53 4,220,411
Series - 2023 1 (Class A19)
192,505 (a),(c) Shellpoint Co-Originator Trust 3.500 04/25/47 170,608
Series - 2017 1 (Class A19)
2,500,000 (c) SLG Office Trust 2.851 07/15/41 1,906,725
Series - 2021 OVA (Class E)
2,319,312 (a),(c) SMR Mortgage Trust Term SOFR 1 M + 2.400% 7.725 02/15/39 2,228,817
Series - 2022 IND (Class B)
1,800,000 UBS Commercial Mortgage Trust 3.563 10/15/50 1,656,959
Series - 2017 C4 (Class A4)
2,250,000 UBS Commercial Mortgage Trust 4.334 10/15/51 2,135,985
Series - 2018 C13 (Class A4)
6,708,449 (a),(c) Verus Securitization Trust 2.240 10/25/66 5,625,721
Series - 2021 7 (Class A3)
412,594 (c) VSE VOI Mortgage LLC 4.020 02/20/36 405,216
Series - 2018 A (Class C)
3,400,000 Wells Fargo Commercial Mortgage Trust 3.808 12/15/47 3,324,225
Series - 2014 LC18 (Class AS)
2,272,000 Wells Fargo Commercial Mortgage Trust 3.540 05/15/48 2,212,378
Series - 2015 C28 (Class A4)
2,100,000 (a) Wells Fargo Commercial Mortgage Trust 3.658 05/15/48 1,991,300
Series - 2015 NXS1 (Class B)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust 4.140 05/15/48 1,724,666
Series - 2015 NXS1 (Class D)
350,000 Wells Fargo Commercial Mortgage Trust 3.637 06/15/48 341,214
Series - 2015 C29 (Class A4)
2,120,639 Wells Fargo Commercial Mortgage Trust 2.825 10/15/49 2,063,375
Series - 2016 LC24 (Class ASB)
387,000 Wells Fargo Commercial Mortgage Trust 3.635 03/15/50 361,118
Series - 2017 RB1 (Class A5)
2,000,000 Wells Fargo Commercial Mortgage Trust 3.757 03/15/50 1,836,413
Series - 2017 RB1 (Class AS)
1,720,000 Wells Fargo Commercial Mortgage Trust 3.467 04/15/50 1,659,889
Series - 2015 LC20 (Class AS)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust 4.012 03/15/51 1,912,473
Series - 2018 C43 (Class A4)
1,200,000 (c) Wells Fargo Commercial Mortgage Trust 3.153 09/15/57 1,116,429
Series - 2015 NXS3 (Class D)
2,500,000 (a) Wells Fargo Commercial Mortgage Trust 3.972 09/15/57 2,410,964
Series - 2015 NXS3 (Class AS)
3,350,000 Wells Fargo Commercial Mortgage Trust 3.952 01/15/59 3,213,355
Series - 2016 C32 (Class AS)
2,500,000 (a) Wells Fargo Commercial Mortgage Trust 4.729 01/15/59 2,385,479
Series - 2016 C32 (Class B)
475,195 Wells Fargo Commercial Mortgage Trust 2.933 11/15/59 462,239
Series - 2016 C36 (Class ASB)
84,688 (a),(c) Wells Fargo Mortgage Backed Securities Trust 4.000 04/25/49 78,988
Series - 2019 2 (Class A17)

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,153,325 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.500% 09/25/49 $ 1,016,403
Series - 2019 4 (Class A1)
756,547 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.000 07/25/50 639,870
Series - 2020 4 (Class A17)
11,059,486 (a),(c) Wells Fargo Mortgage Backed Securities Trust 2.500 06/25/51 8,831,331
Series - 2021 2 (Class A17)
2,929,101 (a),(c) Wells Fargo Mortgage Backed Securities Trust 2.500 12/25/51 2,335,328
Series - 2022 2 (Class A18)
3,355,163 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.000 03/25/52 2,783,769
Series - 2022 INV1 (Class A18)
5,802,459 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.500 03/25/52 5,015,678
Series - 2022 INV1 (Class A17)
1,283,064 WFRBS Commercial Mortgage Trust 3.995 05/15/47 1,278,928
Series - 2014 C20 (Class A5)
189,733 (a),(c) WinWater Mortgage Loan Trust 3.920 06/20/44 155,052
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 959,215,343
TOTAL STRUCTURED ASSETS 1,423,659,333
(Cost $1,542,452,126)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 0.0%
MATERIALS - 0.0%
363,958 (j) Petra Diamonds Ltd 186,504
TOTAL MATERIALS 186,504
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
10,391 (j) Bright Bidco BV 3,387
7,607 (j) Bright Bidco BV 2,480
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,867
SOFTWARE & SERVICES - 0.0%
1,010 (j) Avaya, Inc 5,555
4,815 (j) Avaya, Inc 26,483
TOTAL SOFTWARE & SERVICES 32,038
TOTAL COMMON STOCKS 224,409
(Cost $949,850)
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
200,000 Morgan Stanley 4,980,000
208,700 Morgan Stanley 5,490,897
TOTAL FINANCIAL SERVICES 10,470,897
TOTAL PREFERRED STOCKS 10,470,897
(Cost $10,877,500)
TOTAL LONG-TERM INVESTMENTS 9,907,199,414
(Cost $10,654,112,720)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.0%
$2,500,000 Federal Farm Credit Discount Notes 0.000 04/26/24 2,489,568
3 00,000 Federal Home Loan Bank (FHLB) 0.000 04/01/24 299,827
TOTAL GOVERNMENT AGENCY DEBT 2,789,395
REPURCHASE AGREEMENT - 0.3%
25,000,000 (k) Fixed Income Clearing Corp (FICC) 5.320 04/01/24 25,000,000
TOTAL REPURCHASE AGREEMENT 25,000,000

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
TREASURY DEBT - 0.3%
$ 14,700,000 United States Treasury Bill 0.000% 04/04/24 $ 14,693,641
5,000,000 United States Treasury Bill 0.000 04/16/24 4,989,022
12,500,000 United States Treasury Bill 0.000 05/09/24 12,430,478
TOTAL TREASURY DEBT 32,113,141
TOTAL SHORT-TERM INVESTMENTS 59,902,536
(Cost $59,903,779)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.3%
127,425,111 (l) State Street Navigator Securities Lending Government Money Market Portfolio 5.340 (m) 127,425,111
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 127,425,111
(Cost $127,425,111)
TOTAL INVESTMENTS - 100.4% 10,094,527,061
(Cost $10,841,441,610)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (36,212,467)
NET ASSETS - 100.0% $ 10,058,314,594
AVG Average
BRL Brazilian Real
CME Chicago Mercantile Exchange
D Day
DOP Dominican Republic Peso
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
PLN Polish Zloty
REIT Real Estate Investment Trust
RSD Serbian Dinar
SOFR Secure Overnight Financing Rate
THB Thai Baht
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $129,844,666.
(e)
Perpetual security
(f)
Payment in Kind Bond
(g)
For fair value measurement disclosure purposes, investment classified as Level 3.
(h)
In default
(i)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(j)
Non-income producing
(k) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $25,014,778 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $25,500,044.
(l)
Investments made with cash collateral received from securities on loan.
(m)
The rate shown is the one-day yield as of the end of the reporting period.

Core Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 1,738,458 $ 1,873,499 Bank of America, N.A. 04/16/24   $ 3,229
$ 6,032,196 EUR 5,473,497 Toronto Dominion Bank 04/16/24   $ 123,358
Total   $ 126,587
EUR Euro

Portfolio of Investments
Core Impact Bond Fund March 31, 2024

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 99.0%
BANK LOAN OBLIGATIONS - 0.7%
CAPITAL GOODS - 0 .0%
$ 450,366 (a),(b) KDC Agribusiness Fairless Hills LLC 12 .000% 09/17/24 $ 57,737
TOTAL CAPITAL GOODS 57,737
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
13,946,855 (c) LTR Intermediate Holdings, Inc SOFR 4 M + 4.500% 10 .110 05/05/28 13,133,265
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,133,265
UTILITIES - 0 .5%
6,698,588 (c) Constellation Renewables LLC SOFR 4 M + 2.500% 8 .105 12/15/27 6,712,354
17,104,688 (c) TerraForm Power Operating LLC SOFR 4 M + 2.500% 7 .902 05/21/29 17,019,165
4,000,000 (c) Vistra Operations Co LLC CME Term SOFR 1 M + 2.750% 2 .750 04/30/31 4,005,840
TOTAL UTILITIES 27,737,359
TOTAL BANK LOAN OBLIGATIONS 40,928,361
(Cost $41,860,350)
CORPORATE BONDS - 27 .7%
AUTOMOBILES & COMPONENTS - 0 .7%
6,650,000 Ford Motor Co 3 .250 02/12/32 5,531,506
11,866,000 Magna International, Inc 3 .625 06/15/24 11,806,180
11,025,000 Magna International, Inc 2 .450 06/15/30 9,538,928
10,650,000 Toyota Motor Credit Corp 2 .150 02/13/30 9,216,025
2,260,000 (d) ZF North America Capital, Inc 6 .875 04/14/28 2,344,073
4,980,000 (d) ZF North America Capital, Inc 7 .125 04/14/30 5,247,511
TOTAL AUTOMOBILES & COMPONENTS 43,684,223
BANKS - 3 .7%
10,000,000 Bank of Montreal 3 .803 12/15/32 9,328,621
8,875,000 Bank of Montreal 7 .700 05/26/84 8,979,290
6,750,000 Barclays plc 6 .692 09/13/34 7,191,051
1,775,000 Barclays plc 6 .036 03/12/55 1,848,039
11,375,000 (d) BNP Paribas S.A. 5 .894 12/05/34 11,893,563
2,500,000 (d),(e) BNP Paribas S.A. 8 .500 N/A(f) 2,613,130
10,000,000 (d) BPCE S.A. 2 .045 10/19/27 9,123,408
3,125,000 (c) Citigroup, Inc SOFR + 0.694% 5 .330 01/25/26 3,128,392
5,025,000 (e) Citigroup, Inc 7 .625 N/A(f) 5,275,582
10,000,000 (d) Credit Agricole S.A. 5 .335 01/10/30 9,971,496
10,000,000 (d) Credit Agricole S.A. 6 .251 01/10/35 10,164,256
7,025,000 Deutsche Bank AG. 6 .819 11/20/29 7,343,959
4,950,000 (d) Federation des Caisses Desjardins du Quebec 5 .147 11/27/28 5,019,989
9,125,000 (d) Federation des Caisses Desjardins du Quebec 5 .250 04/26/29 9,103,424
4,250,000 HSBC Holdings plc 5 .210 08/11/28 4,237,725
9,925,000 HSBC Holdings plc 6 .161 03/09/29 10,197,518
6,250,000 (d) Intesa Sanpaolo S.p.A 3 .250 09/23/24 6,174,857
3,650,000 (d) Intesa Sanpaolo S.p.A 6 .625 06/20/33 3,787,307
13,800,000 (d) Intesa Sanpaolo S.p.A 7 .200 11/28/33 14,864,842
15,000,000 (d) Intesa Sanpaolo S.p.A 7 .800 11/28/53 17,018,376
12,475,000 JPMorgan Chase & Co 6 .875 N/A(f) 12,908,784
10,990,000 JPMorgan Chase & Co 3 .650 N/A(f) 10,437,612
2,750,000 Lloyds Banking Group plc 4 .500 11/04/24 2,723,423
3,375,000 (d) Royal Bank of Canada 1 .050 09/14/26 3,074,755
10,000,000 (d) Royal Bank of Canada 4 .851 12/14/26 9,986,618
4,000,000 (d) Shinhan Financial Group Co Ltd 5 .000 07/24/28 3,969,080
7,000,000 (d) Shinhan Financial Group Co Ltd 3 .340 02/05/30 6,835,492
8,850,000 (d) Societe Generale S.A. 7 .132 01/19/55 8,835,038
15,000,000 (d) UniCredit S.p.A 2 .569 09/22/26 14,286,247

Core Impact Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 6,570,000 (d) United Overseas Bank Ltd 2 .000% 10/14/31 $ 6,014,665
TOTAL BANKS 236,336,539
CAPITAL GOODS - 0 .7%
10,625,000 Air Lease Corp 5 .100 03/01/29 10,554,520
9,000,000 Conservation Fund 3 .474 12/15/29 8,164,028
8,725,000 Cummins, Inc 5 .450 02/20/54 8,920,104
6,250,000 (d) Sociedad de Transmision Austral S.A. 4 .000 01/27/32 5,469,100
7,500,000 (d) Triton Container International Ltd 1 .150 06/07/24 7,432,790
5,000,000 YMCA of Greater New York 5 .021 08/01/38 4,339,578
TOTAL CAPITAL GOODS 44,880,120
COMMERCIAL & PROFESSIONAL SERVICES - 0 .5%
5,575,000 (d) Ambipar Lux Sarl 9 .875 02/06/31 5,585,871
9,500,000 Automatic Data Processing, Inc 1 .700 05/15/28 8,502,944
12,875,000 Automatic Data Processing, Inc 1 .250 09/01/30 10,519,297
12,760,000 Rockefeller Foundation 2 .492 10/01/50 8,193,317
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 32,801,429
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .3%
11,000,000 Lowe's Cos, Inc 4 .800 04/01/26 10,936,940
5,525,000 Lowe's Cos, Inc 2 .800 09/15/41 3,927,064
5,300,000 Lowe's Cos, Inc 5 .750 07/01/53 5,470,094
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 20,334,098
CONSUMER DURABLES & APPAREL - 0 .1%
5,270,000 Whirlpool Corp 2 .400 05/15/31 4,362,886
TOTAL CONSUMER DURABLES & APPAREL 4,362,886
CONSUMER SERVICES - 0 .7%
2,800,000 Bush Foundation 2 .754 10/01/50 1,827,398
5,820,000 Enterprise Community Loan Fund, Inc 4 .152 11/01/28 5,497,147
4,040,000 Henry J Kaiser Family Foundation 3 .356 12/01/25 3,842,106
2,250,000 Mary Free Bed Rehabilitation Hospital 3 .786 04/01/51 1,689,805
11,525,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 9,563,512
9,500,000 Mather Foundation 2 .675 10/01/31 7,848,614
45,000 Salvation Army 5 .637 09/01/26 45,191
5,000,000 Salvation Army 4 .528 09/01/48 4,379,269
6,350,000 Starbucks Corp 2 .450 06/15/26 6,004,142
1,500,000 YMCA of Greater New York 5 .151 08/01/48 1,228,417
TOTAL CONSUMER SERVICES 41,925,601
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .6%
2,000,000 (d) Alimentation Couche-Tard, Inc 3 .625 05/13/51 1,479,495
10,625,000 SYSCO Corp 5 .750 01/17/29 10,932,443
10,750,000 SYSCO Corp 2 .400 02/15/30 9,301,769
18,025,000 Walmart, Inc 1 .800 09/22/31 14,965,164
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 36,678,871
ENERGY - 2 .1%
2,125,000 BP Capital Markets America, Inc 4 .699 04/10/29 2,119,667
4,360,000 BP Capital Markets America, Inc 4 .812 02/13/33 4,302,899
6,050,000 BP Capital Markets America, Inc 4 .893 09/11/33 6,007,851
5,525,000 BP Capital Markets America, Inc 4 .989 04/10/34 5,517,828
9,875,000 BP Capital Markets America, Inc 2 .772 11/10/50 6,392,009
6,950,000 BP Capital Markets plc 6 .450 N/A(f) 7,197,343
8,088,000 Cheniere Energy Partners LP 4 .000 03/01/31 7,351,258
4,850,000 Cheniere Energy Partners LP 5 .950 06/30/33 4,958,509
4,050,000 (d) Cheniere Energy, Inc 5 .650 04/15/34 4,078,920
7,525,000 ConocoPhillips Co 5 .050 09/15/33 7,593,047
8,875,000 ConocoPhillips Co 5 .300 05/15/53 8,812,716
4,510,000 ConocoPhillips Co 5 .550 03/15/54 4,648,157
3,528,000 EQT Corp 6 .125 02/01/25 3,532,202
7,725,000 Equinor ASA 2 .375 05/22/30 6,764,457
3,000,000 Equinor ASA 3 .950 05/15/43 2,536,893

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 9,110,000 Equinor ASA 3 .250% 11/18/49 $ 6,636,401
5,825,000 Marathon Oil Corp 5 .300 04/01/29 5,814,418
6,825,000 Pioneer Natural Resources Co 5 .100 03/29/26 6,816,395
2,950,000 (d) Raizen Fuels Finance S.A. 6 .450 03/05/34 3,026,665
2,185,000 Total Capital International S.A. 3 .750 04/10/24 2,183,956
12,850,000 TotalEnergies Capital International S.A. 2 .986 06/29/41 9,717,859
11,550,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 8,225,415
10,000,000 Williams Cos, Inc 5 .300 08/15/28 10,084,702
TOTAL ENERGY 134,319,567
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .3%
3,500,000 (d),(e) HAT Holdings I LLC 3 .375 06/15/26 3,296,668
3,000,000 (d),(e) HAT Holdings I LLC 3 .750 09/15/30 2,519,694
1,750,000 Regency Centers Corp 5 .250 01/15/34 1,743,338
11,024,000 Regency Centers LP 3 .750 06/15/24 10,960,824
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 18,520,524
FINANCIAL SERVICES - 4 .0%
3,419,800 BB Blue Financing DAC 4 .395 09/20/29 3,360,443
10,000,000 BB Blue Financing DAC 4 .395 09/20/37 9,870,384
11,645,000 Community Preservation Corp 2 .867 02/01/30 10,173,867
10,400,000 Ford Foundation 2 .815 06/01/70 6,357,672
10,000,000 Goldman Sachs Group, Inc 0 .855 02/12/26 9,578,763
10,000,000 (d) GPS Blue Financing DAC 5 .645 11/09/41 9,520,000
3,052,814 HNA LLC 2 .369 09/18/27 2,872,109
6,935,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 6,958,219
4,500,000 Low Income Investment Fund 3 .386 07/01/26 4,224,436
10,000,000 Low Income Investment Fund 3 .711 07/01/29 9,098,733
7,725,000 Mastercard, Inc 1 .900 03/15/31 6,451,653
14,500,000 Morgan Stanley 5 .857 01/22/25 14,508,700
6,500,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 6,033,103
7,016,000 National Rural Utilities Cooperative Finance Corp 5 .250 04/20/46 6,832,483
1,925,000 NHP Foundation 5 .850 12/01/28 1,958,033
4,850,000 NHP Foundation 6 .000 12/01/33 4,917,173
10,000,000 Private Export Funding Corp (PEFCO) 4 .300 12/15/28 9,976,889
10,000,000 Private Export Funding Corp (PEFCO) 4 .600 02/15/34 10,040,166
2,500,000 Reinvestment Fund, Inc 3 .366 11/01/24 2,449,238
5,000,000 Reinvestment Fund, Inc 3 .513 11/01/25 4,735,440
5,000,000 Reinvestment Fund, Inc 3 .880 02/15/27 4,590,066
2,800,000 (d) Starwood Property Trust, Inc 7 .250 04/01/29 2,822,285
7,671,540 Thirax   LLC 1 .462 03/07/33 6,594,395
12,250,000 (d) UBS Group AG. 6 .327 12/22/27 12,513,997
8,750,000 (d) UBS Group AG. 5 .428 02/08/30 8,762,969
10,000,000 (d) UBS Group AG. 2 .746 02/11/33 8,169,291
9,950,000 (d) UBS Group AG. 6 .301 09/22/34 10,415,290
6,150,000 (d) UBS Group AG. 5 .699 02/08/35 6,181,122
4,050,000 (d) UBS Group AG. 9 .250 N/A(f) 4,388,074
9,500,000 (d) UBS Group AG. 7 .750 N/A(f) 9,770,456
3,375,000 (d) UBS Group AG. 9 .250 N/A(f) 3,808,812
10,000,000 Visa, Inc 1 .100 02/15/31 7,979,960
3,450,000 (d) WLB Asset II B Pte Ltd 3 .950 12/10/24 3,278,326
5,425,000 (d) WLB Asset II C Pte Ltd 3 .900 12/23/25 5,065,157
10,000,000 (d) WLB Asset II D Pte Ltd 6 .500 12/21/26 9,582,506
9,750,000 (d) WLB Asset VI Pte Ltd 7 .250 12/21/27 9,735,862
TOTAL FINANCIAL SERVICES 253,576,072
FOOD, BEVERAGE & TOBACCO - 0 .9%
3,725,000 Campbell Soup Co 5 .200 03/21/29 3,742,849
6,325,000 Campbell Soup Co 5 .400 03/21/34 6,372,455
10,125,000 (d) Mars, Inc 4 .650 04/20/31 9,993,620
7,000,000 (d) NBM US Holdings, Inc 6 .625 08/06/29 6,955,455
6,600,000 (d) Nestle Holdings, Inc 4 .950 03/14/30 6,683,472
10,000,000 PepsiCo, Inc 3 .900 07/18/32 9,480,424

Core Impact Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 20,310,000 PepsiCo, Inc 2 .875% 10/15/49 $ 14,146,734
TOTAL FOOD, BEVERAGE & TOBACCO 57,375,009
HEALTH CARE EQUIPMENT & SERVICES - 0 .2%
1,600,000 Cigna Group 5 .600 02/15/54 1,605,964
665,000 Kaiser Foundation Hospitals 2 .810 06/01/41 490,764
10,385,000 Stanford Health Care 3 .027 08/15/51 7,191,031
TOTAL HEALTH CARE EQUIPMENT & SERVICES 9,287,759
HOUSEHOLD & PERSONAL PRODUCTS - 1 .0%
5,300,000 Procter & Gamble Co 3 .000 03/25/30 4,879,146
12,125,000 Procter & Gamble Co 1 .200 10/29/30 9,917,560
10,875,000 Procter & Gamble Co 4 .550 01/29/34 10,815,267
3,000,000 Unilever Capital Corp 0 .626 08/12/24 2,945,961
14,500,000 Unilever Capital Corp 4 .875 09/08/28 14,658,944
6,125,000 Unilever Capital Corp 1 .375 09/14/30 4,978,142
10,000,000 Unilever Capital Corp 5 .000 12/08/33 10,111,392
9,425,000 Unilever Capital Corp 2 .625 08/12/51 6,197,957
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 64,504,369
INSURANCE - 0 .5%
12,075,000 (d) Five Corners Funding Trust II 2 .850 05/15/30 10,583,494
11,400,000 (d) Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 11,551,004
11,135,000 (d) USAA Capital Corp 2 .125 05/01/30 9,307,806
TOTAL INSURANCE 31,442,304
MATERIALS - 1 .5%
10,500,000 Air Products and Chemicals, Inc 4 .800 03/03/33 10,443,517
2,755,000 (d) Alcoa Nederland Holding BV 7 .125 03/15/31 2,806,392
7,250,000 (d) Cemex SAB de C.V. 9 .125 N/A(f) 7,876,066
14,000,000 Dow Chemical Co 5 .150 02/15/34 13,950,258
10,750,000 (d) FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 10,628,840
1,434,000 International Paper Co 4 .800 06/15/44 1,294,794
1,300,000 LG Chem Ltd 3 .250 10/15/24 1,282,707
2,490,000 (d) LG Chem Ltd 3 .625 04/15/29 2,320,606
11,875,000 LYB International Finance III LLC 5 .500 03/01/34 11,896,957
5,000,000 Newmont Corp 2 .250 10/01/30 4,254,777
9,875,000 PPG Industries, Inc 1 .200 03/15/26 9,154,585
4,325,000 (d),(g) Smurfit Kappa Treasury ULC 5 .777 04/03/54 4,374,720
4,702,640 (d) Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 4,718,817
10,000,000 Teck Resources Ltd 3 .900 07/15/30 9,218,287
TOTAL MATERIALS 94,221,323
MEDIA & ENTERTAINMENT - 0 .2%
11,250,000 (e) Comcast Corp 4 .650 02/15/33 11,040,174
TOTAL MEDIA & ENTERTAINMENT 11,040,174
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .9%
12,550,000 Merck & Co, Inc 2 .150 12/10/31 10,503,883
8,800,000 Merck & Co, Inc 2 .750 12/10/51 5,753,056
6,650,000 Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/25 6,606,957
8,375,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 8,245,888
6,475,000 Pfizer Investment Enterprises Pte Ltd 5 .110 05/19/43 6,331,603
15,000,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 14,913,511
2,500,000 Pfizer, Inc 2 .625 04/01/30 2,226,861
5,400,000 Pfizer, Inc 1 .750 08/18/31 4,406,085
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 58,987,844
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .2%
8,000,000 National Community Renaissance of California 3 .270 12/01/32 6,384,799
9,775,000 Preservation Of Affordable Housing, Inc 4 .479 12/01/32 9,036,342
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 15,421,141

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .4%
$ 10,050,000 Intel Corp 4 .150% 08/05/32 $ 9,545,097
8,158,000 NXP BV 3 .400 05/01/30 7,404,500
10,000,000 Texas Instruments, Inc 5 .050 05/18/63 9,738,797
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 26,688,394
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .2%
11,850,000 Apple, Inc 3 .000 06/20/27 11,288,371
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 11,288,371
TELECOMMUNICATION SERVICES - 0 .1%
9,547,000 Verizon Communications, Inc 2 .550 03/21/31 8,156,204
TOTAL TELECOMMUNICATION SERVICES 8,156,204
TRANSPORTATION - 0 .1%
577,594 (d) Air Canada Pass Through Trust 3 .300 01/15/30 522,723
6,000,000 Norfolk Southern Corp 2 .300 05/15/31 5,073,994
TOTAL TRANSPORTATION 5,596,717
UTILITIES - 7 .8%
5,000,000 AES Corp 5 .450 06/01/28 4,990,290
6,725,000 Algonquin Power & Utilities Corp 5 .365 06/15/26 6,688,593
12,350,000 Ameren Illinois Co 2 .900 06/15/51 8,100,740
4,500,000 Atlantic City Electric Co 2 .300 03/15/31 3,771,101
3,345,000 Avangrid, Inc 3 .150 12/01/24 3,287,914
7,500,000 Avangrid, Inc 3 .800 06/01/29 7,034,485
7,050,000 (d) Brooklyn Union Gas Co 4 .632 08/05/27 6,843,759
10,000,000 (d) Brooklyn Union Gas Co 4 .866 08/05/32 9,260,477
9,850,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 8,346,653
3,050,000 CMS Energy Corp 4 .750 06/01/50 2,809,077
3,850,000 (d) Colbun S.A. 3 .150 01/19/32 3,248,538
14,500,000 Commonwealth Edison Co 2 .750 09/01/51 8,983,359
5,600,000 Connecticut Light and Power Co 4 .650 01/01/29 5,535,780
6,475,000 (d) Consorcio Transmantaro SA 4 .700 04/16/34 6,104,831
5,200,000 Consumers Energy Co 4 .600 05/30/29 5,139,519
5,438,000 Consumers Energy Co 2 .500 05/01/60 3,134,876
14,882,879 (d) Continental Wind LLC 6 .000 02/28/33 15,077,920
8,325,000 Dominion Energy, Inc 4 .350 N/A(f) 7,793,584
4,850,000 Dominion Energy, Inc (Step Bond) 3 .071 08/15/24 4,797,641
16,725,000 DTE Electric Co 1 .900 04/01/28 14,996,146
9,025,000 DTE Electric Co 3 .250 04/01/51 6,316,245
12,000,000 DTE Energy Co 2 .850 10/01/26 11,345,490
3,688,000 Duke Energy Carolinas LLC 2 .850 03/15/32 3,163,150
10,000,000 Duke Energy Florida LLC 2 .500 12/01/29 8,865,513
8,875,000 Duke Energy Florida LLC 3 .000 12/15/51 5,823,180
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 940,783
7,059,000 (d) Electricite de France S.A. 3 .625 10/13/25 6,877,852
6,375,000 Florida Power & Light Co 4 .625 05/15/30 6,329,592
8,882,000 Georgia Power Co 3 .250 04/01/26 8,553,413
250,000 Georgia Power Co 3 .250 03/15/51 175,458
8,700,000 Georgia Power Co 5 .125 05/15/52 8,415,216
3,282,125 (d) India Cleantech Energy 4 .700 08/10/26 3,078,633
9,700,000 Interstate Power and Light Co 3 .500 09/30/49 7,000,285
10,750,000 (d) Liberty Utilities Finance GP 2 .050 09/15/30 8,706,069
2,498,000 (d) Massachusetts Electric Co 1 .729 11/24/30 1,988,821
6,875,000 MidAmerican Energy Co 3 .100 05/01/27 6,532,221
5,000,000 MidAmerican Energy Co 5 .350 01/15/34 5,145,315
12,626,000 National Fuel Gas Co 5 .500 01/15/26 12,606,476
5,600,000 National Fuel Gas Co 5 .500 10/01/26 5,601,223
200,000 National Fuel Gas Co 3 .950 09/15/27 190,781
11,274,000 National Fuel Gas Co 2 .950 03/01/31 9,480,425
11,250,000 (d) New York State Electric & Gas Corp 2 .150 10/01/31 9,023,445
13,000,000 NextEra Energy Capital Holdings, Inc 4 .900 03/15/29 12,945,506
5,650,000 NextEra Energy Capital Holdings, Inc 5 .250 03/15/34 5,637,505

Core Impact Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 2,034,000 (d),(e) NextEra Energy Operating Partners LP 7 .250% 01/15/29 $ 2,081,114
11,750,000 (d) Niagara Mohawk Power Corp 1 .960 06/27/30 9,685,987
5,250,000 Northwest Natural Gas Co 3 .078 12/01/51 3,236,699
17,028,000 Pacific Gas and Electric Co 6 .700 04/01/53 18,430,154
7,075,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 4,779,348
1,900,000 PPL Electric Utilities Corp 4 .850 02/15/34 1,868,351
3,625,000 Public Service Co of Colorado 3 .200 03/01/50 2,454,736
4,875,000 Public Service Electric and Gas Co 4 .650 03/15/33 4,751,579
6,150,000 Public Service Electric and Gas Co 3 .200 08/01/49 4,398,419
4,175,000 San Diego Gas & Electric Co 4 .950 08/15/28 4,190,660
7,500,000 San Diego Gas & Electric Co 4 .150 05/15/48 6,267,804
15,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 10,100,477
2,615,957 SCE Recovery Funding LLC 1 .977 11/15/28 2,427,616
7,100,000 SCE Recovery Funding LLC 2 .943 11/15/42 5,746,616
2,640,000 SCE Recovery Funding LLC 3 .240 11/15/46 1,920,979
3,000,000 Sempra 4 .875 N/A(f) 2,935,332
3,664,967 (d) Solar Star Funding LLC 3 .950 06/30/35 3,279,438
4,279,475 (d) Solar Star Funding LLC 5 .375 06/30/35 4,111,625
8,150,000 Southern California Edison Co 4 .875 02/01/27 8,125,181
750,000 Southern California Edison Co 2 .750 02/01/32 634,558
8,325,000 Southern California Edison Co 5 .200 06/01/34 8,241,561
5,000,000 Southern California Edison Co 3 .450 02/01/52 3,532,372
7,000,000 Southwestern Electric Power Co 3 .250 11/01/51 4,646,891
18,529,000 Southwestern Public Service Co 3 .150 05/01/50 12,157,159
1,270,000 (d),(e) Sunnova Energy Corp 5 .875 09/01/26 988,696
16,135,890 (d) Sweihan PV Power Co PJSC 3 .625 01/31/49 12,831,421
2,000,000 (d) TerraForm Power Operating LLC 5 .000 01/31/28 1,904,827
6,726,579 (d) Topaz Solar Farms LLC 4 .875 09/30/39 5,953,022
10,859,010 (d) Topaz Solar Farms LLC 5 .750 09/30/39 10,844,568
5,947,271 (d) UEP Penonome II S.A. 6 .500 10/01/38 4,638,871
15,000,000 Union Electric Co 2 .150 03/15/32 12,166,621
16,400,000 Union Electric Co 2 .625 03/15/51 10,088,256
7,194,000 Union Electric Co 3 .900 04/01/52 5,689,445
3,625,000 (d) Vistra Corp 7 .000 N/A(f) 3,589,278
TOTAL UTILITIES 489,387,541
TOTAL CORPORATE BONDS 1,750,817,080
(Cost $1,907,808,114)
GOVERNMENT BONDS - 56 .7%
AGENCY SECURITIES - 3 .0%
1,329,534 Canal Barge Co, Inc 4 .500 11/12/34 1,287,696
12,084,517 Crowley Conro LLC 4 .181 08/15/43 10,957,544
259,514 Ethiopian Leasing LLC 2 .566 08/14/26 253,091
25,000,000 Federal Home Loan Mortgage Corp (FHLMC) 1 .540 08/17/35 17,774,399
8,600,000 Federal National Mortgage Association (FNMA) 0 .625 04/22/25 8,211,379
16,800,000 FNMA 0 .875 08/05/30 13,602,178
9,000,000 FNMA 1 .625 08/24/35 6,475,740
7,909,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 7,645,596
990,000 (c) Housing and Urban Development Corp Ltd LIBOR 6 M + 0.035% 5 .714 09/15/30 985,596
10,519,000 Private Export Funding Corp (PEFCO) 1 .750 11/15/24 10,285,798
8,150,000 PEFCO 3 .250 06/15/25 7,986,729
6,950,000 PEFCO 3 .900 10/15/27 6,737,321
21,751,622 Thirax   LLC 0 .968 01/14/33 18,386,213
3,407,814 Thirax 2 LLC 2 .320 01/22/34 3,015,082
3,740,000 Tote Shipholdings LLC 3 .400 10/16/40 3,262,318
2,407,000 Tote Shipholdings LLC 3 .450 01/22/41 2,097,148
1,775,000 United States International Development Finance Corp 1 .440 04/15/28 1,592,288
1,000,000 United States International Development Finance Corp 1 .650 04/15/28 903,365
1,314,898 United States International Development Finance Corp 1 .050 10/15/29 1,190,590
4,264,532 United States International Development Finance Corp 1 .790 10/15/29 3,944,134
10,661,330 United States International Development Finance Corp 2 .360 10/15/29 10,019,707

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 1,242,000 United States International Development Finance Corp 4 .140% 05/15/30 $ 1,214,543
8,347,158 United States International Development Finance Corp 3 .430 06/01/33 7,790,498
5,070,780 United States International Development Finance Corp 2 .040 06/15/35 4,340,980
3,911,260 United States International Development Finance Corp 1 .670 07/15/38 3,160,969
9,095,950 United States International Development Finance Corp 2 .290 07/15/38 7,673,891
5,002,774 United States International Development Finance Corp 2 .450 07/15/38 4,266,459
2,087,000 US Department of Housing and Urban Development
(HUD)
2 .960 08/01/24 2,068,881
3,726,000 HUD 2 .870 08/01/27 3,471,690
420,000 HUD 5 .380 08/01/27 420,402
4,675,000 HUD 2 .985 08/01/28 4,410,217
1,931,000 HUD 3 .185 08/01/29 1,772,964
1,750,000 HUD 3 .585 08/01/37 1,515,004
583,333 VCM Lease S.A. 2 .516 09/28/27 550,186
3,806,000 Vessel Management Services, Inc 3 .432 08/15/36 3,404,992
7,145,000 Vessel Management Services, Inc 3 .477 01/16/37 6,412,913
265,878 (c) Washington Aircraft 2 Co Ltd CME Term SOFR 3 M + 0.692% 6 .004 06/26/24 266,056
TOTAL AGENCY SECURITIES 189,354,557
FOREIGN GOVERNMENT BONDS - 8 .4%
17,925,000 African Development Bank 4 .125 02/25/27 17,711,112
11,850,000 (d) Arab Petroleum Investments Corp 1 .483 10/06/26 10,814,120
1,000,000 (e) Asian Development Bank 2 .125 03/19/25 972,044
9,670,000 Asian Development Bank 4 .625 06/13/25 9,625,779
9,732,000 Asian Development Bank 1 .750 08/14/26 9,112,859
12,694,000 Asian Development Bank 3 .125 09/26/28 12,053,855
10,000,000 Asian Development Bank 3 .875 06/14/33 9,626,568
5,375,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 5,402,946
10,000,000 Asian Infrastructure Investment Bank 4 .125 01/18/29 9,897,100
10,000,000 Asian Infrastructure Investment Bank 4 .250 03/13/34 9,906,335
EUR 7,925,000 (d) Banque Ouest Africaine de Developpement 2 .750 01/22/33 6,583,412
17,250,000 (d) BNG Bank NV 3 .500 05/19/28 16,607,850
8,500,000 (d) Caisse d'Amortissement de la Dette Sociale 0 .375 09/23/25 7,953,331
4,750,000 (d) Caisse d'Amortissement de la Dette Sociale 1 .375 01/20/31 3,895,002
5,000,000 Caisse d'Amortissement de la Dette Sociale 2 .125 01/26/32 4,230,638
19,600,000 Canada Government International Bond 2 .875 04/28/25 19,161,606
12,605,000 Canada Government International Bond 3 .750 04/26/28 12,287,406
7,000,000 (d) CDP Financial, Inc 1 .000 05/26/26 6,458,241
1,460,000 (c) Central American Bank for Economic Integration CME Term SOFR 3 M + 1.112% 6 .419 11/15/24 1,458,263
5,975,000 (d) Central American Bank for Economic Integration 5 .000 02/09/26 5,941,568
8,025,000 Colombia Government International Bond 8 .000 11/14/35 8,424,854
4,625,000 Council Of Europe Development Bank 3 .000 06/16/25 4,510,246
15,000,000 European Bank for Reconstruction & Development 1 .625 09/27/24 14,721,914
1,000,000 European Bank for Reconstruction & Development 1 .500 02/13/25 969,038
1,250,000 European Investment Bank 2 .375 05/24/27 1,174,087
3,725,000 European Investment Bank 0 .625 10/21/27 3,259,788
3,750,000 European Investment Bank 3 .250 11/15/27 3,600,501
10,500,000 European Investment Bank 1 .625 10/09/29 9,121,984
10,279,000 European Investment Bank 0 .750 09/23/30 8,239,724
9,300,000 (d) European Stability Mechanism 1 .375 09/11/24 9,135,836
10,875,000 Export Development Canada 3 .375 08/26/25 10,646,942
13,050,000 Export Development Canada 3 .875 02/14/28 12,784,553
10,000,000 Export Development Canada 4 .125 02/13/29 9,901,546
6,968,000 (e) Hydro-Quebec 8 .050 07/07/24 7,009,597
2,500,000 Inter-American Development Bank 1 .125 01/13/31 2,031,476
12,250,000 (e) Inter-American Development Bank 3 .500 04/12/33 11,446,809
10,625,000 Inter-American Investment Corp 2 .625 04/22/25 10,336,242
17,500,000 Inter-American Investment Corp 4 .125 02/15/28 17,195,742
3,215,000 (c) International Bank for Reconstruction & Development SOFR Compounded Index +
0.390%
5 .744 06/17/24 3,216,865
20,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 17,856,960
5,000,000 International Bank for Reconstruction & Development 0 .000 03/31/28 4,859,950

Core Impact Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 2,900,000 International Bank for Reconstruction & Development 2 .750% 05/31/36 $ 2,346,561
5,000,000 (d) International Development Association 0 .875 04/28/26 4,621,930
5,000,000 International Finance Corp 4 .750 03/16/26 4,981,939
3,250,000 International Finance Corp 2 .126 04/07/26 3,089,497
9,893,000 International Finance Facility for Immunisation Co 1 .000 04/21/26 9,149,383
3,250,000 Japan Bank for International Cooperation 4 .375 10/05/27 3,216,309
8,750,000 Japan International Cooperation Agency 1 .750 04/28/31 7,230,913
6,000,000 (d) Kommunalbanken AS. 2 .125 02/11/25 5,842,188
4,175,000 (d) Kommuninvest I Sverige AB 4 .625 09/29/28 4,213,769
6,445,000 (d) Korea Electric Power Corp 1 .125 06/15/25 6,129,319
10,250,000 (d) Korea Electric Power Corp 4 .875 01/31/27 10,192,194
3,586,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 2,877,175
13,250,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 10,662,333
EUR 12,240,000 Mexico Government International Bond 4 .490 05/25/32 13,412,547
10,000,000 (d) Nederlandse Waterschapsbank NV 1 .750 01/15/25 9,726,540
12,375,000 (d) Nederlandse Waterschapsbank NV 4 .000 06/01/28 12,134,889
4,450,000 (d) Nederlandse Waterschapsbank NV 4 .375 02/28/29 4,442,251
2,250,000 OMERS Finance Trust 3 .500 04/19/32 2,056,734
7,666,000 (d) OMERS Finance Trust 3 .500 04/19/32 7,007,520
3,825,000 (d) OMERS Finance Trust 4 .000 04/19/52 3,026,834
1,250,000 OPEC Fund for International Development 4 .500 01/26/26 1,234,426
8,750,000 (d) OPEC Fund for International Development 4 .500 01/26/26 8,640,396
5,900,000 (d) Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 5,858,700
5,000,000 Province of Quebec Canada 2 .750 04/12/27 4,734,120
15,000,000 Province of Quebec Canada 1 .900 04/21/31 12,640,599
10,625,000 Province of Quebec Canada 4 .500 09/08/33 10,514,428
10,750,000 Republic of Italy Government International Bond 4 .000 10/17/49 7,980,134
4,250,000 Seychelles International Bond 6 .500 10/11/28 3,947,825
TOTAL FOREIGN GOVERNMENT BONDS 532,056,142
MORTGAGE BACKED - 25 .9%
1,900,000 (c),(d) Angel Oak Mortgage Trust 2 .837 11/25/66 1,324,955
44,345,152 (c),(d) Citigroup Mortgage Loan Trust 0 .156 02/25/52 371,058
4,968,657 (c),(d) Citigroup Mortgage Loan Trust 0 .250 02/25/52 66,610
2,351,516 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 7 .220 12/25/41 2,370,778
2,480,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 9 .820 01/25/42 2,611,148
7,500,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .420 03/25/42 7,806,433
14,323,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9 .971 06/25/42 15,590,786
1,405,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.350% 8 .670 01/25/43 1,485,412
1,183,691 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.550% 8 .871 05/25/43 1,262,788
2,000,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 5.350% 10 .671 05/25/43 2,200,503
2,646,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .421 06/25/43 2,783,682
2,070,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.900% 9 .188 07/25/43 2,180,754
3,385,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.550% 8 .870 10/25/43 3,527,356
63,880 (c) Countrywide Home Loan Mortgage Pass Through Trust 5 .286 11/20/34 59,970
5,307,567 Federal Home Loan Mortgage Corp (FHLMC) 2 .310 12/01/31 4,542,681
6,875,000 FHLMC 3 .740 06/01/37 6,189,398
2,271,133 FHLMC 3 .400 12/01/37 1,971,845
5,646,500 FHLMC 4 .300 12/01/37 5,330,415
1,847,131 FHLMC 3 .500 03/01/38 1,618,649
640,000 FHLMC 4 .330 05/01/38 605,740
3,197,308 FHLMC 2 .970 07/01/38 2,635,506
3,405,072 FHLMC 4 .550 07/01/38 3,294,157
5,775,000 FHLMC 3 .500 10/01/38 4,999,415
400,946 FHLMC 3 .160 11/01/38 336,065
3,381,177 FHLMC 3 .000 01/01/41 2,738,187
430,456 (c) FHLMC 30 D AVG SOFR + 5.806% 0 .487 03/15/44 33,607
4,531,328 FHLMC 3 .500 01/15/47 3,969,741
1,023,382 FHLMC 4 .000 10/15/47 946,657
1,867,480 FHLMC 4 .000 11/15/47 1,714,072
4,709,649 FHLMC 4 .000 01/15/48 4,405,566
4,695,391 FHLMC 4 .000 03/15/48 4,325,140

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,493,122 FHLMC 4 .000% 04/15/48 $ 1,389,364
4,631,463 FHLMC 4 .000 04/15/48 4,208,611
689,758 (c) FHLMC 30 D AVG SOFR + 9.737% 1 .227 06/15/48 613,534
600,022 (c) FHLMC 30 D AVG SOFR + 9.657% 1 .147 10/15/48 527,819
2,367,311 FHLMC 2 .000 09/25/50 306,672
7,821,155 FHLMC 3 .000 09/25/50 5,489,869
3,879,784 FHLMC 3 .000 10/25/50 2,683,076
14,042,785 FHLMC 2 .500 02/25/51 2,364,269
4,463,571 FHLMC 2 .500 05/25/51 2,813,821
4,741,192 FHLMC 2 .500 11/01/51 3,931,709
7,799,434 FHLMC 3 .000 11/01/51 6,856,929
363,345 FHLMC 3 .000 11/01/51 317,829
938,838 FHLMC 3 .000 11/01/51 829,259
1,422,639 FHLMC 3 .000 11/01/51 1,250,835
5,422,449 FHLMC 2 .500 01/01/52 4,494,653
14,085,525 FHLMC 2 .500 02/01/52 11,785,502
3,975,534 FHLMC 3 .000 02/01/52 3,424,606
8,947,550 FHLMC 2 .500 03/01/52 7,486,464
5,367,930 FHLMC 3 .000 03/01/52 4,623,166
6,328,170 FHLMC 2 .500 04/01/52 5,252,970
9,633,812 FHLMC 4 .000 04/01/52 8,936,498
4,999,613 FHLMC 3 .000 06/01/52 4,305,163
7,356,245 FHLMC 3 .500 06/01/52 6,608,123
8,660,067 FHLMC 4 .500 06/01/52 8,245,950
8,385,702 FHLMC 4 .500 07/01/52 7,984,703
1,417,069 FHLMC 4 .000 08/25/52 1,154,160
268,163 FHLMC 3 .000 10/01/52 230,768
2,625,378 FHLMC 4 .500 10/25/52 2,402,052
9,957,829 FHLMC 6 .000 11/01/52 10,075,247
3,200,641 FHLMC 5 .500 11/25/52 3,156,450
2,529,732 FHLMC 3 .500 12/01/52 2,264,225
7,769,650 FHLMC 5 .000 01/01/53 7,585,047
2,080,049 FHLMC 5 .500 02/25/53 2,065,756
18,343,498 FHLMC 5 .500 08/01/53 18,259,515
77,253 Federal Home Loan Mortgage Corp Gold (FGLMC) 5 .000 06/01/36 77,756
75,101 FGLMC 4 .000 06/01/42 71,316
75,125 FGLMC 4 .500 12/01/43 73,694
72,162 FGLMC 4 .500 02/01/44 70,787
647,950 FGLMC 5 .000 08/01/44 652,179
125,142 FGLMC 3 .500 04/01/45 115,546
2,680,466 FGLMC 3 .500 08/01/45 2,468,040
1,494,935 FGLMC 3 .500 02/01/47 1,364,763
19,617 (g) FGLMC 3 .000 04/01/47 17,246
185,178 FGLMC 4 .500 06/01/47 180,231
265,815 FGLMC 4 .000 09/01/47 251,090
59,285 FGLMC 3 .500 12/01/47 54,284
1,231,026 FGLMC 4 .500 08/01/48 1,201,028
34,989 Federal National Mortgage Association (FNMA) 3 .500 07/01/26 34,263
3,438,638 (c) FNMA 2 .825 02/25/27 3,270,555
9,041,830 (c) FNMA 3 .302 06/25/28 8,590,615
11,250,000 (c) FNMA 1 .469 11/25/30 9,224,116
15,500,000 (c) FNMA 1 .245 01/25/31 12,516,031
210,426 FNMA 3 .500 05/01/32 203,023
3,123,217 FNMA 3 .000 10/01/32 2,949,327
110,204 FNMA 5 .500 11/01/38 112,499
3,156,850 FNMA 3 .000 05/01/40 2,841,615
889,369 FNMA 3 .500 05/01/40 832,297
232,165 FNMA 5 .000 09/01/40 231,671
1,220,946 FNMA 4 .000 09/01/42 1,157,952
557,316 (c) FNMA 30 D AVG SOFR + 5.836% 0 .515 09/25/43 59,096
36,584,638 FNMA 4 .000 05/01/44 34,741,920

Core Impact Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 41,623 FNMA 4 .500% 06/01/44 $ 40,415
220,448 FNMA 4 .500 06/01/44 214,048
97,393 FNMA 4 .500 08/01/44 94,565
183,857 FNMA 4 .500 11/01/44 178,518
10,484 (g) FNMA 5 .000 11/01/44 10,507
547,229 FNMA 4 .000 01/01/45 518,996
191,036 FNMA 4 .500 03/01/45 185,492
1,787,173 FNMA 3 .000 07/25/45 1,562,235
559,262 FNMA 3 .500 01/01/46 511,991
615,413 FNMA 4 .000 04/01/46 583,651
798,736 FNMA 3 .500 06/01/46 730,963
1,122,021 FNMA 3 .500 07/01/46 1,026,819
1,491,061 FNMA 3 .500 07/01/46 1,370,378
1,643,309 FNMA 3 .500 08/01/46 1,503,658
2,200,891 FNMA 3 .000 10/01/46 1,901,035
116,407 FNMA 4 .500 05/01/47 114,163
391,311 FNMA 4 .000 10/01/47 369,615
3,678,067 FNMA 3 .500 11/01/47 3,371,962
219,870 FNMA 4 .500 11/01/47 213,859
142,893 FNMA 3 .500 01/01/48 130,665
2,844,043 FNMA 3 .500 01/01/48 2,593,249
797,879 FNMA 4 .500 01/01/48 775,250
202,033 FNMA 4 .500 02/01/48 196,303
3,119,872 FNMA 3 .500 02/25/48 2,629,047
520,096 FNMA 4 .500 05/01/48 505,344
380,680 FNMA 4 .500 05/01/48 369,882
2,314,938 FNMA 4 .000 07/25/48 2,132,425
9,264,153 FNMA 4 .500 10/01/48 9,194,897
13,750,637 (g) FNMA 3 .000 07/01/50 12,067,572
4,228,319 FNMA 2 .000 08/25/50 548,452
4,789,091 FNMA 2 .000 10/25/50 3,176,620
11,660,617 FNMA 2 .500 11/25/50 1,642,694
4,060,020 FNMA 3 .000 12/25/50 657,260
3,961,093 FNMA 3 .000 02/25/51 630,942
2,019,040 FNMA 3 .000 09/01/51 1,766,700
5,030,806 FNMA 2 .500 11/01/51 4,168,646
4,441,636 FNMA 2 .500 11/25/51 563,208
5,241,419 FNMA 2 .500 12/01/51 4,363,458
6,366,127 FNMA 2 .500 02/01/52 5,330,472
11,307,008 FNMA 2 .500 02/01/52 9,423,084
7,937,375 FNMA 3 .000 02/01/52 6,830,672
7,238,250 FNMA 3 .500 02/01/52 6,565,360
1,690,436 FNMA 2 .500 04/01/52 1,414,182
5,537,844 FNMA 3 .000 04/01/52 4,799,571
1,423,248 FNMA 3 .000 04/01/52 1,225,995
11,680,645 FNMA 3 .500 05/01/52 10,498,231
10,690,919 FNMA 3 .500 05/01/52 9,573,871
20,642,345 FNMA 4 .000 05/01/52 19,146,895
1,858,984 FNMA 4 .000 05/25/52 1,474,893
782,610 FNMA 3 .000 06/01/52 673,482
29,264,550 FNMA 3 .500 06/01/52 26,206,890
15,720,187 FNMA 3 .500 06/01/52 14,123,167
10,072,024 FNMA 4 .000 06/01/52 9,342,326
4,026,815 FNMA 4 .500 06/01/52 3,834,462
18,187,528 FNMA 4 .000 07/01/52 16,864,750
31,366,519 FNMA 4 .000 07/01/52 29,092,396
3,672,113 FNMA 4 .500 07/01/52 3,496,702
28,227,024 FNMA 4 .500 07/01/52 26,878,615
5,424,866 FNMA 4 .500 07/25/52 4,966,364
17,597,697 FNMA 5 .000 08/01/52 17,185,070
2,327,899 FNMA 4 .500 08/25/52 1,957,481

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,720,414 FNMA 2 .500% 09/01/52 $ 2,251,602
48,515,123 FNMA 4 .000 09/01/52 44,995,119
161,970,296 FNMA 4 .500 09/01/52 154,232,876
9,258,996 FNMA 5 .000 09/01/52 9,041,175
1,779,000 FNMA 4 .000 09/25/52 1,479,507
2,025,081 FNMA 4 .000 09/25/52 1,769,691
59,003,145 FNMA 4 .000 10/01/52 54,719,188
9,153,283 FNMA 4 .500 10/01/52 8,716,027
43,197,956 FNMA 5 .000 10/01/52 42,178,378
1,952,194 FNMA 4 .500 10/25/52 1,836,365
1,711,512 FNMA 4 .500 10/25/52 1,554,794
33,646,405 FNMA 4 .500 11/01/52 32,039,148
3,269,541 FNMA 5 .500 11/25/52 3,192,709
6,215,935 FNMA 5 .500 12/01/52 6,196,349
126,018 FNMA 5 .000 01/01/53 123,024
26,952,352 FNMA 5 .000 02/01/53 26,310,639
29,105,801 FNMA 6 .000 02/01/53 29,368,818
23,336,559 FNMA 6 .000 03/01/53 23,566,524
7,467,348 FNMA 5 .000 04/01/53 7,288,399
7,890,539 FNMA 5 .000 06/01/53 7,769,536
50,144,331 FNMA 5 .500 06/01/53 49,906,714
15,635,569 FNMA 5 .000 08/01/53 15,254,423
40,285,959 FNMA 5 .500 10/01/53 40,082,922
9,235,173 FGLMC 2 .875 07/25/36 8,226,459
7,412,405 FGLMC 4 .050 08/25/38 7,147,278
1,853,500 FHLMC 3 .910 01/01/39 1,673,428
247,572 (c),(d) Flagstar Mortgage Trust 3 .987 10/25/47 219,028
525,918 Government National Mortgage Association (GNMA) 2 .690 06/15/33 502,667
9,455,702 GNMA 5 .000 01/20/40 1,963,223
4,308,579 GNMA 4 .500 03/20/40 786,722
6,941,940 GNMA 5 .000 03/20/40 1,423,663
27,565 GNMA 5 .000 06/20/42 27,799
7,297,489 GNMA 2 .500 12/20/43 6,369,872
11,008,431 GNMA 2 .750 01/15/45 9,614,723
2,422,618 GNMA 3 .000 03/20/45 2,110,081
438,987 GNMA 4 .000 06/20/46 54,126
2,558,694 GNMA 5 .000 09/20/46 491,352
2,277,851 GNMA 3 .500 12/20/46 2,103,743
1,554,656 GNMA 3 .500 01/20/47 1,433,439
2,844,924 (c) GNMA SOFR 1 M + 5.986% 0 .657 03/20/50 355,905
1,390,368 GNMA 3 .500 10/20/50 1,271,826
4,438,713 GNMA 3 .000 07/20/51 3,932,981
8,981,372 GNMA 3 .000 11/20/51 6,390,639
32,862,724 GNMA 3 .000 12/20/51 28,991,790
9,798,022 GNMA 3 .000 12/20/51 6,756,271
18,850,150 GNMA 3 .000 01/20/52 16,622,181
7,821,461 GNMA 3 .000 01/20/52 5,499,566
4,234,153 GNMA 2 .500 02/20/52 3,479,482
8,141,054 GNMA 3 .000 02/20/52 5,526,315
5,600,833 GNMA 4 .000 04/20/52 4,657,582
7,586,925 GNMA 5 .000 04/20/52 1,471,914
32,896,032 GNMA 3 .500 07/20/52 29,925,974
2,394,158 GNMA 4 .000 07/20/52 1,923,778
7,121,496 GNMA 4 .000 08/20/52 6,662,352
41,045,132 GNMA 4 .000 09/20/52 38,398,816
4,262,795 GNMA 4 .500 09/20/52 3,811,686
3,473,300 GNMA 4 .500 09/20/52 3,190,693
2,470,996 GNMA 4 .500 09/20/52 2,155,759
2,899,486 GNMA 4 .500 09/20/52 2,651,912
14,182,746 GNMA 5 .000 11/20/52 13,948,129
23,959,580 GNMA 3 .500 12/20/52 21,796,443

Core Impact Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 16,033,748 GNMA 4 .500% 12/20/52 $ 15,411,788
7,826,845 GNMA 4 .500 02/20/53 7,522,193
2,902,869 GNMA 4 .500 02/20/53 2,564,436
8,085,214 GNMA 5 .000 02/20/53 7,952,990
2,637,206 GNMA 5 .500 02/20/53 2,567,382
6,632,808 (c) GNMA 30 D AVG SOFR + 6.950% 1 .631 05/20/53 693,997
5,163,175 (c) GNMA 30 D AVG SOFR + 23.205% 2 .460 08/20/53 5,308,113
4,096,481 GNMA 3 .000 08/20/53 3,611,813
3,646,140 (c) GNMA 30 D AVG SOFR + 25.350% 4 .605 08/20/53 3,776,479
47,335,837 (c),(d) GS Mortgage-Backed Securities Corp Trust 0 .148 08/25/51 376,022
1,802,195 (c),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 08/25/51 1,439,107
6,946,242 (c),(d) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 5,537,787
3,968,228 (c),(d) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,163,808
3,282,995 (c),(d) GS Mortgage-Backed Securities Trust 2 .500 05/01/52 2,841,045
1,632,479 (c),(d) GS Mortgage-Backed Securities Trust 2 .830 05/28/52 1,308,454
171,827 (c) HarborView Mortgage Loan Trust SOFR 1 M + 0.734% 6 .061 08/19/45 156,029
8,588 (c) Impac CMB Trust SOFR 1 M + 0.774% 6 .104 03/25/35 7,763
56,192 (c),(d) JP Morgan Mortgage Trust 3 .500 05/25/47 48,845
327,731 (c),(d) JP Morgan Mortgage Trust 3 .500 10/25/48 278,217
39,532 (c),(d) JP Morgan Mortgage Trust 4 .000 01/25/49 36,139
13,313,066 (c),(d) JP Morgan Mortgage Trust 0 .126 06/25/51 88,685
23,417,513 (c),(d) JP Morgan Mortgage Trust 0 .111 11/25/51 139,168
1,944,776 (c),(d) JP Morgan Mortgage Trust 2 .500 11/25/51 1,552,962
23,195,885 (c),(d) JP Morgan Mortgage Trust 0 .117 12/25/51 147,948
2,442,717 (c),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 1,950,583
3,501,391 (c),(d) JP Morgan Mortgage Trust 2 .500 01/25/52 2,795,966
2,435,694 (c),(d) JP Morgan Mortgage Trust 3 .342 04/25/52 1,910,184
5,016,245 (c),(d) JP Morgan Mortgage Trust 2 .500 06/25/52 3,999,376
10,128,782 (d) JP Morgan Mortgage Trust 0 .224 07/25/52 116,543
5,443,703 (c),(d) JP Morgan Mortgage Trust 2 .500 07/25/52 4,340,182
2,627,088 (c),(d) JP Morgan Mortgage Trust 3 .250 07/25/52 2,249,324
8,450,123 (c),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 7,021,565
4,340,617 (c),(d) JP Morgan Mortgage Trust 3 .000 10/25/52 3,606,802
4,054,947 (c),(d) JP Morgan Mortgage Trust 3 .000 11/25/52 3,374,477
2,130,856 (c),(d) JP Morgan Mortgage Trust 5 .000 06/25/53 2,048,535
2,203,396 (c),(d) JP Morgan Mortgage Trust 5 .500 06/25/53 2,159,845
3,276,124 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,616,083
2,136,135 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,705,768
3,241,160 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,826,365
351,754 (c),(d) New Residential Mortgage Loan Trust 2 .797 09/25/59 327,079
6,049,810 (c),(d) RCKT Mortgage Trust 2 .500 02/25/52 4,823,421
2,890,477 (c),(d) RCKT Mortgage Trust 3 .000 05/25/52 2,401,820
31,538 (c),(d) Sequoia Mortgage Trust 4 .000 06/25/49 28,896
157,440 (c),(d) Sequoia Mortgage Trust 3 .500 12/25/49 138,033
2,332,068 (c),(d) Sequoia Mortgage Trust 2 .500 06/25/51 1,862,226
335,858 (c),(d) Shellpoint Co-Originator Trust 3 .500 10/25/47 300,318
7,038,875 (c),(d) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 2.050% 7 .395 12/25/33 7,135,200
4,018,000 (c),(d) STACR 30 D AVG SOFR + 2.400% 7 .720 02/25/42 4,096,500
2,530,000 (c),(d) STACR 30 D AVG SOFR + 4.750% 10 .070 02/25/42 2,698,978
7,090,000 (c),(d) STACR 30 D AVG SOFR + 2.900% 8 .220 04/25/42 7,340,982
1,830,000 (c),(d) STACR 30 D AVG SOFR + 5.650% 8 .647 04/25/42 1,986,645
15,290,000 (c),(d) STACR 30 D AVG SOFR + 3.350% 8 .670 05/25/42 15,998,915
12,600,000 (c),(d) STACR 30 D AVG SOFR + 4.500% 9 .820 06/25/42 13,645,893
6,400,000 (c),(d) STACR 30 D AVG SOFR + 4.000% 9 .320 07/25/42 6,816,389
6,385,000 (c),(d) STACR 30 D AVG SOFR + 3.700% 9 .020 09/25/42 6,776,661
280,000 (c),(d) STACR 30 D AVG SOFR + 3.100% 8 .444 03/25/43 294,187
350,000 (c),(d) STACR 30 D AVG SOFR + 3.250% 8 .570 04/25/43 367,737
4,150,000 (c),(d) STACR 30 D AVG SOFR + 3.500% 8 .820 05/25/43 4,386,170
66,739 (c),(d) STACR 3 .789 02/25/48 62,668
2,665,000 (c),(d) STACR 30 D AVG SOFR + 4.800% 10 .120 10/25/50 2,996,624
925,000 (c),(d) Verus Securitization Trust 3 .207 11/25/59 829,498

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 367,638 (d) Verus Securitization Trust 1 .733% 05/25/65 $ 344,956
TOTAL MORTGAGE BACKED 1,636,463,131
MUNICIPAL BONDS - 3 .8%
2,000,000 Brunswick & Glynn County Development Authority 3 .060 04/01/25 1,960,197
950,000 California Health Facilities Financing Authority 4 .353 06/01/41 871,591
6,400,000 (d) California Municipal Finance Authority 6 .375 11/15/48 5,978,393
1,000,000 Chicago Park District 4 .095 01/01/26 978,942
625,000 Chula Vista Municipal Financing Authority 3 .775 12/01/33 575,292
1,350,000 Chula Vista Municipal Financing Authority 3 .975 12/01/38 1,200,698
740,000 Chula Vista Municipal Financing Authority 4 .075 12/01/41 639,593
4,300,000 Chula Vista Municipal Financing Authority 4 .275 12/01/48 3,654,572
5,730,000 City & County of Honolulu HI 3 .944 09/01/34 5,312,977
935,000 City & County of San Francisco CA 3 .700 04/01/34 835,883
440,000 City & County of San Francisco CA 3 .750 04/01/35 390,147
5,835,000 City & County of San Francisco CA 3 .900 04/01/42 4,850,578
5,405,000 City & County of San Francisco CA Community Facilities
District
3 .750 09/01/37 4,726,080
4,610,000 City & County of San Francisco CA Community Facilities
District
4 .221 09/01/39 4,131,162
5,000,000 City & County of San Francisco CA Community Facilities
District
4 .000 09/01/48 4,069,386
7,805,000 City & County of San Francisco CA Community Facilities
District
3 .482 09/01/50 5,679,531
1,225,000 City & County of San Francisco CA Community Facilities
District No 2014
6 .332 09/01/51 1,287,658
1,925,000 City of Berkeley CA 3 .250 09/01/35 1,697,811
650,000 City of Detroit MI 2 .511 04/01/25 627,823
745,000 City of Detroit MI 2 .711 04/01/26 702,409
525,000 City of Detroit MI 3 .644 04/01/34 428,022
4,000,000 City of Los Angeles CA 3 .500 09/01/37 3,450,468
9,060,000 City of Los Angeles CA 3 .880 09/01/38 8,191,068
7,000,000 City of Los Angeles CA 5 .000 09/01/42 6,893,205
870,000 (d) City of Miami FL 4 .808 01/01/39 839,690
2,950,000 City of New York NY 5 .828 10/01/53 3,300,451
2,685,000 City of Oakland CA 1 .830 01/15/27 2,495,086
3,025,000 City of Port Lions AK 7 .500 10/01/52 3,159,822
1,385,000 City of San Juan Capistrano CA 4 .190 08/01/40 1,268,414
5,255,000 City of Seattle WA Local Improvement District No 6751 2 .999 11/01/43 4,395,346
5,240,000 City of Seattle WA Local Improvement District No 6751 3 .079 11/01/43 4,342,555
1,250,000 Connecticut Green Bank 2 .900 11/15/35 1,046,023
3,500,000 (d) County of Gallatin MT 11 .500 09/01/27 3,603,890
5,520,000 County of Miami-Dade FL Water & Sewer System
Revenue
3 .490 10/01/42 4,605,438
3,500,000 District of Columbia 3 .432 04/01/42 2,811,554
5,480,000 Fairfax County Economic Development Authority 5 .589 10/01/24 5,489,366
3,125,000 Florida Development Finance Corp 7 .500 07/01/57 3,107,606
5,925,000 (d) Florida Development Finance Corp 8 .000 07/01/57 6,280,500
2,170,000 (d) Florida Development Finance Corp 8 .250 07/01/57 2,169,545
3,105,000 Jackson County Industrial Development Authority 4 .250 05/01/39 2,839,517
450,000 Klickitat County Public Utilities 3 .688 12/01/38 383,206
1,000,000 Lavaca-Navidad River Authority 4 .430 08/01/35 973,296
7,690,000 Los Angeles Community College District 2 .106 08/01/32 6,462,661
1,300,000 Maine State Housing Authority 2 .481 11/15/31 1,096,131
2,490,000 Maryland Community Development Administration
Housing Revenue
3 .797 03/01/39 2,164,498
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .020 07/01/28 2,703,169
3,405,000 Massachusetts Housing Finance Agency 5 .562 12/01/52 3,395,490
6,700,000 Metropolitan Transportation Authority 5 .175 11/15/49 6,237,438
16,465,000 Metropolitan Water Reclamation District of Greater
Chicago
5 .720 12/01/38 17,514,947
170,000 Mount Shasta Public Financing Authority 4 .000 08/01/29 181,714
190,000 Mount Shasta Public Financing Authority 3 .000 08/01/32 188,736

Core Impact Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 5,750,000 (d) New Hampshire Business Finance Authority 5 .600% 02/01/29 $ 5,750,000
8,300,000 (d) New Hampshire Business Finance Authority 5 .430 07/01/33 8,300,000
700,000 New Jersey Economic Development Authority 5 .198 03/01/31 709,528
4,065,000 New York City Housing Development Corp 3 .119 08/01/38 3,262,429
2,500,000 New York City Housing Development Corp 3 .720 11/01/39 2,144,213
1,335,000 New York State Energy Research & Development
Authority
2 .465 10/01/26 1,243,709
1,180,000 New York State Energy Research & Development
Authority
2 .665 10/01/27 1,080,061
1,015,000 New York State Energy Research & Development
Authority
2 .879 10/01/28 915,894
7,500,000 New York Transportation Development Corp 5 .000 01/01/26 7,640,203
5,750,000 (b),(d) Oregon State Business Development Commission 6 .500 04/01/31 575
2,000,000 (b) Oregon State Business Development Commission 11 .500 04/01/31 20
2,725,000 Pend Oreille County Public Utility District No Box
Canyon
5 .000 01/01/30 2,715,540
6,920,000 (a),(b),(d) Pennsylvania Economic Development Financing
Authority
10 .000 12/01/29 692
275,000 Pharr Economic Development Corp 3 .216 08/15/27 261,780
1,110,000 Pharr Economic Development Corp 3 .401 08/15/29 1,042,093
405,000 (a),(b) Public Finance Authority 15 .000 03/31/24 40
1,735,000 (d) Public Finance Authority 7 .500 06/01/29 1,697,546
1,000,000 Rhode Island Housing & Mortgage Finance Corp 3 .300 10/01/39 814,213
1,450,000 Rhode Island Housing & Mortgage Finance Corp 3 .400 10/01/44 1,109,272
6,950,000 Rhode Island Housing & Mortgage Finance Corp 3 .500 10/01/51 5,100,338
995,000 Sales Tax Securitization Corp 5 .293 01/01/41 1,005,555
1,000,000 San Francisco City & County Redevelopment Agency 3 .533 08/01/25 976,587
1,000,000 San Francisco City & County Redevelopment Agency 4 .375 08/01/44 856,730
3,000,000 Semitropic Improvement District 2 .499 12/01/25 2,884,345
1,850,000 South Dakota Housing Development Authority 5 .460 05/01/53 1,838,151
1,000,000 South Davis Sewer District 4 .125 12/01/32 931,999
1,100,000 South Davis Sewer District 4 .500 12/01/37 982,635
1,815,643 State of Hawaii Department of Business Economic
Development & Tourism
3 .242 01/01/31 1,746,778
2,400,000 (d) Syracuse Industrial Development Agency 5 .000 01/01/36 1,821,462
1,000,000 Texas Water Development Board 3 .500 10/15/37 877,560
7,500,000 Texas Water Development Board 4 .190 10/15/43 6,741,218
3,000,000 Texas Water Development Board 4 .648 04/15/50 2,785,731
2,000,000 University of New Mexico 3 .532 06/20/32 1,900,344
4,400,000 Upper Santa Clara Valley Joint Powers Authority 3 .875 08/01/48 3,648,464
1,000,000 (d) Warm Springs Reservation Confederated Tribe 3 .300 11/01/27 954,197
1,250,000 (d) Warm Springs Reservation Confederated Tribe 3 .550 11/01/32 1,132,363
530,000 Washington County Clean Water Services 5 .078 10/01/24 529,829
360,000 Washington County Clean Water Services 5 .701 10/01/30 376,667
TOTAL MUNICIPAL BONDS 237,968,336
U.S. TREASURY SECURITIES - 15 .6%
2,500,000 United States Treasury Bond 3 .125 05/15/48 1,999,414
2,500,000 United States Treasury Bond 3 .000 02/15/49 1,949,121
29,284,000 United States Treasury Note 5 .000 09/30/25 29,356,066
42,418,000 (e) United States Treasury Note 4 .625 02/28/26 42,383,204
5,000,000 United States Treasury Note 4 .500 03/31/26 4,987,500
29,824,000 United States Treasury Note 4 .250 03/15/27 29,686,530
9,000,000 United States Treasury Note 1 .375 10/31/28 7,927,734
70,974,000 (e) United States Treasury Note 4 .250 02/28/29 71,068,262
3,000,000 United States Treasury Note 4 .125 03/31/29 2,987,109
81,033,000 United States Treasury Note 4 .250 02/28/31 81,172,276
5,000,000 United States Treasury Note 4 .125 03/31/31 4,971,875
212,006,000 United States Treasury Note 4 .000 02/15/34 208,494,651
14,543,000 United States Treasury Note 1 .875 02/15/41 10,138,630
9,700,000 United States Treasury Note 2 .250 05/15/41 7,166,633
114,908,400 United States Treasury Note 2 .375 02/15/42 85,467,611
9,000,000 United States Treasury Note 4 .000 11/15/42 8,477,578

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 142,791,000 (e) United States Treasury Note 4 .500% 02/15/44 $ 143,571,888
31,783,000 United States Treasury Note 2 .250 02/15/52 20,906,013
205,138,000 United States Treasury Note 4 .750 11/15/53 218,984,815
TOTAL U.S. TREASURY SECURITIES 981,696,910
TOTAL GOVERNMENT BONDS 3,577,539,076
(Cost $3,736,204,131)
STRUCTURED ASSETS - 13 .4%
ASSET BACKED - 5 .1%
2,155,200 (d) Air Canada Pass Through Trust 3 .550 01/15/30 1,905,155
Series - 2017 1 (Class A)
450,000 (d) AMSR Trust 3 .148 01/19/39 420,326
Series - 2019 SFR1 (Class C)
400,000 (d) AMSR Trust 3 .247 01/19/39 372,197
Series - 2019 SFR1 (Class D)
2,500,000 (c),(d) BFLD Trust Term SOFR 1 M + 2.214% 7 .540 10/15/35 1,133,370
Series - 2020 EYP (Class C)
62,151 (c) C-BASS Trust SOFR 1 M + 0.274% 3 .523 07/25/36 59,582
Series - 2006 CB6 (Class A1)
1,447,025 (c),(d) CBRE Realty Finance LIBOR 3 M + 0.300% 5 .968 04/07/52 3,618
Series - 2007 1A (Class A2)
19,963,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 19,947,694
Series - 2019 1 (Class AA)
13,700,000 Delta Air Lines Pass Through Trust 3 .404 04/25/24 13,659,647
Series - 2019 1 (Class A)
2,783,845 Delta Air Lines Pass Through Trust 3 .625 07/30/27 2,631,926
Series - 2015 1 (Class AA)
6,088,554 Delta Air Lines Pass Through Trust 2 .000 06/10/28 5,503,787
Series - 2020 1 (Class AA)
14,660,151 Delta Air Lines Pass Through Trust 2 .500 06/10/28 13,189,012
Series - 2020 1 (Class A)
834,750 (d) Domino's Pizza Master Issuer LLC 4 .474 10/25/45 818,612
Series - 2015 1A (Class A2II)
758,000 (d) Domino's Pizza Master Issuer LLC 4 .116 07/25/48 737,370
Series - 2018 1A (Class A2I)
121,862 (c),(d) Ellington Loan Acquisition Trust SOFR 1 M + 1.214% 6 .544 05/25/37 120,743
Series - 2007 2 (Class A2C)
5,750,000 (d) Frontier Issuer LLC 8 .300 08/20/53 5,842,617
Series - 2023 1 (Class B)
3,078,025 (d) GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 2,418,647
Series - 2021 3CS (Class A)
3,314,049 (d) GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 2,567,180
Series - 2021 4GS (Class A)
12,090,903 (d) GoodLeap Sustainable Home Solutions Trust 2 .310 10/20/48 9,724,343
Series - 2021 5CS (Class A)
4,738,434 (d) GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 3,488,042
Series - 2021 5CS (Class B)
4,210,679 (d) GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 3,482,922
Series - 2022 1GS (Class A)
3,153,851 (d) GoodLeap Sustainable Home Solutions Trust 2 .940 01/20/49 2,367,438
Series - 2022 1GS (Class B)
13,735,455 (d) GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 12,898,408
Series - 2022 3CS (Class A)
3,250,000 (d) Grace Trust 2 .347 12/10/40 2,648,378
Series - 2020 GRCE (Class A)
7,789,000 (d) GSCG Trust 2 .936 09/06/34 6,036,649
Series - 2019 600C (Class A)
4,175,459 (d) Helios Issuer LLC 5 .750 12/20/50 4,237,346
Series - 2023 GRID1 (Class 1A)
2,421,853 (d) Helios Issuer, LLC 5 .600 08/22/50 2,339,639
Series - 2023 B (Class B)

Core Impact Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 523,584 (d) HERO Funding Trust 3 .840% 09/21/40 $ 477,696
Series - 2015 1A (Class A)
119,235 (d) HERO Funding Trust 3 .990 09/21/40 111,048
Series - 2014 2A (Class A)
620,451 (d) HERO Funding Trust 3 .750 09/20/41 561,495
Series - 2016 2A (Class A)
492,214 (d) HERO Funding Trust 4 .050 09/20/41 452,398
Series - 2016 1A (Class A)
1,258,002 (d) HERO Funding Trust 3 .080 09/20/42 1,112,748
Series - 2016 3A (Class A1)
1,134,981 (d) HERO Funding Trust 3 .910 09/20/42 1,027,893
Series - 2016 3A (Class A2)
1,152,073 (d) HERO Funding Trust 3 .570 09/20/47 1,030,697
Series - 2016 4A (Class A1)
1,185,447 (d) HERO Funding Trust 3 .710 09/20/47 1,050,516
Series - 2017 1A (Class A1)
170,677 (d) HERO Funding Trust 4 .290 09/20/47 155,732
Series - 2016 4A (Class A2)
1,958,232 (d) HERO Funding Trust 3 .190 09/20/48 1,684,166
Series - 2017 3A (Class A1)
1,832,439 (d) HERO Funding Trust 3 .950 09/20/48 1,619,168
Series - 2017 3A (Class A2)
750,794 (d) HERO Funding Trust 4 .070 09/20/48 671,094
Series - 2017 2A (Class A2)
2,673,521 (d) HERO Funding Trust 4 .670 09/20/48 2,488,102
Series - 2018 1A (Class A2)
2,037,442 (d) HERO Funding Trust 2 .720 09/20/57 1,669,491
Series - 2020 1A (Class A)
7,375,000 (d) Hertz Vehicle Financing III LLC 5 .570 09/25/29 7,428,495
Series - 2023 2A (Class A)
19,743 (c) Home Equity Asset Trust SOFR 1 M + 1.614% 3 .986 06/25/33 18,803
Series - 2003 1 (Class M1)
499,977 (c),(d) Invitation Homes Trust SOFR 1 M + 1.364% 6 .690 01/17/38 500,524
Series - 2018 SFR4 (Class B)
3,400,599 (d) Loanpal Solar Loan Ltd 2 .750 07/20/47 2,742,658
Series - 2020 2GF (Class A)
1,743,400 (d) Loanpal Solar Loan Ltd 2 .290 01/20/48 1,398,476
Series - 2021 1GS (Class A)
2,362,255 (d) Loanpal Solar Loan Ltd 2 .840 01/20/48 1,794,777
Series - 2021 1GS (Class B)
5,252,988 (d) Loanpal Solar Loan Ltd 2 .220 03/20/48 4,084,679
Series - 2021 2GS (Class A)
2,009,869 (a),(d) Mosaic Solar Loan Trust 0 .000 04/20/46 1,246,119
Series - 2020 1A (Class R)
1,296,928 (d) Mosaic Solar Loan Trust 2 .100 04/20/46 1,123,522
Series - 2020 1A (Class A)
1,647,736 (d) Mosaic Solar Loan Trust 3 .100 04/20/46 1,438,610
Series - 2020 1A (Class B)
1,305,000 (a),(d) Mosaic Solar Loan Trust 10 .000 09/20/49 1,093,243
Series - 2024 1A (Class D)
4,815,653 (d) Mosaic Solar Loan Trust 1 .920 06/20/52 3,622,418
Series - 2021 3A (Class B)
3,872,446 (d) Mosaic Solar Loan Trust 6 .100 06/20/53 3,978,014
Series - 2022 3A (Class A)
1,685,058 (d) Mosaic Solar Loans LLC 3 .820 06/22/43 1,571,349
Series - 2017 2A (Class A)
3,062,454 (d) Mosaic Solar Loans LLC 1 .640 04/22/47 2,492,924
Series - 2021 2A (Class A)
290,000 (c),(d) MSCG Trust 3 .462 06/07/35 248,247
Series - 2015 ALDR (Class D)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 700,000 (d) Progress Residential Trust 2 .711% 11/17/40 $ 609,730
Series - 2021 SFR9 (Class D)
3,610,194 PSNH Funding LLC 3 .506 08/01/28 3,521,309
Series - 2018 1 (Class A2)
655,191 (d) Renew 3 .670 09/20/52 593,873
Series - 2017 1A (Class A)
1,720,975 (d) Renew 3 .950 09/20/53 1,572,983
Series - 2018 1 (Class A)
3,548,722 (d) Renew 2 .060 11/20/56 2,830,895
Series - 2021 1 (Class A)
8,960,051 SCE Recovery Funding LLC 0 .861 11/15/31 7,673,449
Series - 2021 A-1 (Class A)
36,373 (d) SolarCity LMC 4 .800 11/20/38 35,615
Series - 2013 1 (Class A)
142,944 (c) Structured Asset Investment Loan Trust SOFR 1 M + 1.014% 6 .344 09/25/34 135,534
Series - 2004 8 (Class M1)
6,295,721 (d) Sunnova Helios VII Issuer LLC 2 .030 10/20/48 5,505,109
Series - 2021 C (Class A)
3,558,766 (d) Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 3,191,394
Series - 2022 A (Class A)
2,541,469 (d) Sunnova Helios XI Issuer LLC 5 .300 05/20/50 2,498,217
Series - 2023 A (Class A)
5,041,951 (d) Sunrun Athena Issuer LLC 5 .310 04/30/49 4,823,717
Series - 2018 1 (Class A)
6,320,583 (d) Sunrun Atlas Issuer LLC 3 .610 02/01/55 5,776,962
Series - 2019 2 (Class A)
12,442,957 (d) Sunrun Callisto Issuer LLC 3 .980 06/30/54 11,611,102
Series - 2019 1A (Class A)
5,367,838 (d) Sunrun Callisto Issuer LLC 2 .270 01/30/57 4,379,273
Series - 2021 2A (Class A)
5,041,399 (d) Sunrun Julius Issuer LLC 6 .600 01/30/59 5,062,187
Series - 2023 2A (Class A1)
6,694,395 (d) Sunrun Jupiter Issuer LLC 4 .750 07/30/57 6,243,911
Series - 2022 1A (Class A)
8,606,466 (d) Sunrun Vulcan Issuer LLC 2 .460 01/30/52 6,822,473
Series - 2021 1A (Class A)
11,281,150 (d) Tesla Auto Lease Trust 5 .860 08/20/25 11,296,070
Series - 2023 A (Class A2)
1,148,370 (d) Tesla Auto Lease Trust 0 .600 09/22/25 1,146,683
Series - 2021 B (Class A3)
7,000,000 (d) Tesla Auto Lease Trust 1 .320 09/22/25 6,872,930
Series - 2021 B (Class D)
4,625,000 (d) Tesla Auto Lease Trust 5 .890 06/22/26 4,650,541
Series - 2023 A (Class A3)
9,422,000 (d) Tesla Auto Lease Trust 6 .130 09/21/26 9,508,244
Series - 2023 B (Class A3)
2,385,000 (d) Tesla Auto Lease Trust 6 .220 03/22/27 2,415,335
Series - 2023 B (Class A4)
5,390,000 (d) Tesla Auto Lease Trust 5 .300 06/21/27 5,378,595
Series - 2024 A (Class A3)
8,250,000 (d) Tesla Electric Vehicle Trust 5 .540 12/21/26 8,253,818
Series - 2023 1 (Class A2A)
4,650,000 (d) Tesla Electric Vehicle Trust 5 .380 06/20/28 4,667,568
Series - 2023 1 (Class A3)
2,676,764 Toyota Auto Receivables Owner Trust 0 .260 11/17/25 2,633,550
Series - 2021 B (Class A3)
9,900,000 Toyota Auto Receivables Owner Trust 0 .530 10/15/26 9,417,673
Series - 2021 B (Class A4)
325,000 (d) Tricon American Homes Trust 2 .049 07/17/38 299,814
Series - 2020 SFR1 (Class B)

Core Impact Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 5,066,204 (d) Vivint Colar Financing V LLC 4 .730% 04/30/48 $ 4,716,631
Series - 2018 1A (Class A)
7,222,580 (d) Vivint Colar Financing V LLC 7 .370 04/30/48 6,735,149
Series - 2018 1A (Class B)
4,210,764 (d) Vivint Solar Financing VII LLC 2 .210 07/31/51 3,465,737
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 321,795,821
OTHER MORTGAGE BACKED - 8 .3%
10,909 (c),(d) Agate Bay Mortgage Trust 3 .500 09/25/45 9,769
Series - 2015 6 (Class A9)
4,075,000 (c),(d) Alen Mortgage Trust SOFR 1 M + 2.364% 7 .690 04/15/34 3,057,526
Series - 2021 ACEN (Class C)
900,000 (c),(d) BAMLL Commercial Mortgage Securities Trust 3 .596 04/14/33 851,357
Series - 2015 200P (Class D)
322,758 Banc of America Commercial Mortgage Trust 3 .019 07/15/49 314,380
Series - 2016 UB10 (Class ASB)
5,000,000 (d) BANK 2 .500 10/17/52 2,887,937
Series - 2019 BN21 (Class D)
6,500,000 (c) BANK 3 .517 10/17/52 4,842,792
Series - 2019 BN21 (Class C)
2,500,000 (c) BANK 2 .918 12/15/53 1,454,916
Series - 2020 BN30 (Class MCDE)
8,000,000 (c) BANK 3 .461 11/15/62 6,643,701
Series - 2019 BN22 (Class C)
2,800,000 (d) BBCMS Trust 4 .197 08/10/35 2,597,494
Series - 2015 SRCH (Class A2)
1,250,000 (d) BBCMS Trust 4 .798 08/10/35 1,080,241
Series - 2015 SRCH (Class C)
1,316,000 (c),(d) BBCMS Trust 4 .957 08/10/35 1,099,540
Series - 2015 SRCH (Class D)
3,000,000 (c),(d) BBCMS Trust 3 .688 02/15/53 2,290,451
Series - 2020 C6 (Class F5TA)
5,500,000 (c),(d) Benchmark Mortgage Trust 3 .899 03/15/62 3,929,987
Series - 2019 B10 (Class 3CCA)
5,200,000 (d) BMO 360A 3 .776 02/17/55 4,269,983
Series - 2022 C1 (Class 360A)
3,500,000 (c),(d) BMO 360C 3 .939 02/17/55 2,222,034
Series - 2022 C1 (Class 360C)
7,780,205 (c),(d) BX Commercial Mortgage Trust Term SOFR 1 M + 1.312% 6 .637 10/15/38 7,705,441
Series - 2021 XL2 (Class C)
12,000,000 (c),(d) BX Commercial Mortgage Trust Term SOFR 1 M + 1.840% 7 .165 01/17/39 11,852,558
Series - 2022 AHP (Class B)
4,250,000 (c),(d) BX TRUST Term SOFR 1 M + 1.490% 6 .815 01/17/39 4,204,735
Series - 2022 AHP (Class AS)
2,901,500 (c),(d) CCRC Affordable Multifamily Housing Mortgage Trust 5 .637 06/25/34 2,585,619
Series - 2017 Q005 (Class B)
2,000,000 (c) CD Mortgage Trust 3 .879 11/10/49 1,741,261
Series - 2016 CD2 (Class B)
1,000,000 (c),(d) Century Plaza Towers 2 .997 11/13/39 835,523
Series - 2019 CPT (Class B)
5,000,000 (c) Citigroup Commercial Mortgage Trust 3 .758 04/10/48 4,824,189
Series - 2015 GC29 (Class B)
4,000,000 Citigroup Commercial Mortgage Trust 3 .300 11/10/52 3,407,694
Series - 2019 GC43 (Class AS)
5,000,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 4,354,186
Series - 2019 GC41 (Class AS)
3,315,000 (d) COMM Mortgage Trust 4 .353 08/10/30 3,121,297
Series - 2013 300P (Class A1)
4,375,000 (d) COMM Mortgage Trust 3 .376 01/10/39 3,830,842
Series - 2022 HC (Class C)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 542,877 COMM Mortgage Trust 4 .701% 03/10/47 $ 518,020
Series - 2014 UBS2 (Class B)
2,000,000 (c) COMM Mortgage Trust 4 .621 08/10/47 1,947,813
Series - 2014 CR19 (Class B)
102,338 COMM Mortgage Trust 3 .040 02/10/48 101,597
Series - 2015 LC19 (Class ASB)
3,500,000 (c),(d) COMM Mortgage Trust 4 .066 03/10/48 2,981,637
Series - 2015 CR22 (Class D)
2,000,000 (c) COMM Mortgage Trust 4 .283 05/10/48 1,775,858
Series - 2015 CR23 (Class D)
360,000 (c) COMM Mortgage Trust 3 .463 08/10/48 310,648
Series - 2015 CR24 (Class D)
1,000,000 COMM Mortgage Trust 3 .263 08/15/57 878,822
Series - 2019 GC44 (Class AM)
5,000,000 (c),(d) Commercial Mortgage Pass Through Certificates 4 .084 01/10/39 4,328,318
Series - 2022 HC (Class D)
21,034,884 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .820 03/25/42 22,080,343
Series - 2022 R03 (Class 1M2)
4,435,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8 .320 04/25/42 4,578,654
Series - 2022 R05 (Class 2M2)
13,780,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9 .170 05/25/42 14,636,583
Series - 2022 R06 (Class 1M2)
4,085,000 (c),(d) Connecticut Avenue Securities Trust SOFR + 3.600% 8 .920 07/25/42 4,320,227
Series - 2022 R08 (Class 1M2)
7,535,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10 .071 09/25/42 8,249,208
Series - 2022 R09 (Class 2M2)
430,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.750% 12 .071 09/25/42 478,320
Series - 2022 R09 (Class 2B1)
20,340,000 (c),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9 .071 12/25/42 21,779,924
Series - 2023 R01 (Class 1M2)
14,000,000 (d) CPT Mortgage Trust 2 .865 11/13/39 12,043,487
Series - 2019 CPT (Class A)
2,500,000 (c),(d) CPT Mortgage Trust 2 .997 11/13/39 2,014,427
Series - 2019 CPT (Class C)
2,000,000 (c),(d) CPT Mortgage Trust 2 .997 11/13/39 1,330,241
Series - 2019 CPT (Class E)
5,000,000 (c),(d) Credit Suisse Commercial Mortgage Trust 3 .728 11/10/32 3,721,105
Series - 2017 CALI (Class B)
1,600,000 (c),(d) Credit Suisse Mortgage Capital Certificates 3 .388 10/25/59 1,469,288
Series - 2019 NQM1 (Class M1)
2,713,674 (c),(d) Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 2,305,684
Series - 2021 NQM8 (Class A3)
3,600,000 (c),(d) CSAIL Commercial Mortgage Trust 3 .677 06/15/37 3,079,163
Series - 2017 C8 (Class 85BB)
3,440,000 (c),(d) DBUBS Mortgage Trust 3 .530 10/10/34 2,953,717
Series - 2017 BRBK (Class D)
102,725,000 (c),(d) DOLP Trust 0 .665 05/10/41 3,585,765
Series - 2021 NYC (Class X)
12,485,467 (c),(d) ELP Commercial Mortgage Trust SOFR 1 M + 1.434% 6 .760 11/15/38 12,366,672
Series - 2021 ELP (Class C)
5,993,024 (c),(d) ELP Commercial Mortgage Trust SOFR 1 M + 2.233% 7 .559 11/15/38 5,938,584
Series - 2021 ELP (Class E)
7,700,000 Federal Home Loan Mortgage Corp Gold (FGLMC) 1 .878 01/25/31 6,451,557
Series - 2021 P009 (Class A2)
1,753,218 FGLMC 1 .204 09/25/31 1,544,533
Series - 2021 P011 (Class A1)
7,324,000 (c) FGLMC 2 .760 02/25/32 6,230,560
Series - 2022 P013 (Class A2)
3,500,000 FGLMC 3 .871 07/25/33 3,275,485
Series - 2015 Q002 (Class A2)

Core Impact Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,778,002 FGLMC 1 .555% 01/25/36 $ 3,021,762
Series - 2020 Q014 (Class A1)
9,768,781 FGLMC 3 .150 10/15/36 8,270,417
Series - 2022 M068 (Class A)
1,720,000 FGLMC 4 .013 04/15/37 1,581,116
Series - 2022 M069 (Class A)
6,580,858 FGLMC 1 .877 07/25/37 5,204,093
Series - 2021 21-ML08 (Class ML08)
38,979,978 (c) FGLMC 1 .770 11/25/37 4,671,361
Series - 2021 ML08 (Class XCA)
5,953,632 FGLMC 1 .761 09/15/38 4,700,419
Series - 2020 M061 (Class A)
8,991,195 FGLMC 2 .340 07/25/41 7,320,353
Series - 2021 ML12 (Class AUS)
9,914 (c),(d) Flagstar Mortgage Trust 4 .000 09/25/48 9,179
Series - 2018 5 (Class A11)
1,182,979 (c),(d) Flagstar Mortgage Trust 2 .500 04/25/51 944,644
Series - 2021 2 (Class A4)
3,669,600 (c),(d) Flagstar Mortgage Trust 2 .500 06/01/51 2,930,286
Series - 2021 4 (Class A21)
2,948,403 (c),(d) Flagstar Mortgage Trust 3 .346 07/25/51 2,289,973
Series - 2021 5INV (Class B4)
11,875,000 (d) Frontier Issuer LLC 6 .600 08/20/53 11,993,338
Series - 2023 1 (Class A2)
1,325,000 (c),(d) GCT Commercial Mortgage Trust Term SOFR 1 M + 0.914% 6 .240 02/15/38 1,111,994
Series - 2021 GCT (Class A)
2,188,000 (c),(d) GS Mortgage Securities Corp II 4 .740 03/10/33 2,003,364
Series - 2018 GS10 (Class WLSB)
93,000 (c) GS Mortgage Securities Trust 3 .952 11/10/49 79,285
Series - 2016 GS4 (Class C)
23,657 (c),(d) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 21,914
Series - 2019 PJ2 (Class A1)
61,897 (c),(d) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 57,283
Series - 2019 PJ2 (Class A4)
402,469 (c),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 339,619
Series - 2020 PJ4 (Class A4)
19,227,272 (c),(d) GS Mortgage-Backed Securities Corp Trust 0 .257 03/27/51 235,251
Series - 2020 PJ5 (Class AX1)
648,590 (c),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 547,909
Series - 2020 PJ5 (Class A4)
1,520,009 (c),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 1,229,585
Series - 2020 PJ6 (Class A4)
4,604,149 (c),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 3,676,551
Series - 2021 PJ5 (Class A4)
4,641,235 (c),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 3,856,599
Series - 2022 PJ2 (Class A36)
1,942,878 (c),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 1,614,420
Series - 2022 PJ4 (Class A36)
467,511 (c),(d) GS Mortgage-Backed Securities Trust 3 .630 05/25/50 397,588
Series - 2020 PJ1 (Class B2)
981,668 (c),(d) GS Mortgage-Backed Securities Trust 2 .500 07/25/51 783,891
Series - 2021 PJ2 (Class A4)
8,903,051 (c),(d) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 7,109,353
Series - 2021 PJ7 (Class A4)
4,089,771 (c),(d) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,265,805
Series - 2021 PJ8 (Class A4)
1,936,607 (c),(d) GS Mortgage-Backed Securities Trust 2 .722 01/25/52 1,517,549
Series - 2021 PJ7 (Class B2)
4,293,004 (c),(d) GS Mortgage-Backed Securities Trust 3 .000 10/25/52 3,567,239
Series - 2022 PJ5 (Class A36)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,787,347 (c),(d) GS Mortgage-Backed Securities Trust 3 .000% 01/25/53 $ 2,316,125
Series - 2022 PJ6 (Class A24)
4,598,003 (c),(d) GS Mortgage-Backed Securities Trust 3 .500 02/25/53 3,980,265
Series - 2023 PJ1 (Class A24)
2,000,000 (d) Hudson Yards Mortgage Trust 2 .835 08/10/38 1,869,388
Series - 2016 10HY (Class A)
2,500,000 (c),(d) Hudson Yards Mortgage Trust 2 .977 08/10/38 2,233,796
Series - 2016 10HY (Class E)
2,500,000 (c),(d) Hudson Yards Mortgage Trust 2 .977 08/10/38 2,317,050
Series - 2016 10HY (Class B)
5,750,000 (c),(d) Hudson Yards Mortgage Trust 2 .977 08/10/38 5,277,691
Series - 2016 10HY (Class C)
11,650,000 (c),(d) Hudson Yards Mortgage Trust 3 .443 07/10/39 9,819,255
Series - 2019 30HY (Class D)
5,545,000 (c),(d) Hudson Yards Mortgage Trust 2 .943 12/10/41 4,866,732
Series - 2019 55HY (Class A)
1,500,000 (c),(d) Hudson Yards Mortgage Trust 2 .943 12/10/41 1,219,833
Series - 2019 55HY (Class D)
5,000,000 (c),(d) Hudson Yards Mortgage Trust 2 .943 12/10/41 3,872,618
Series - 2019 55HY (Class E)
440,000 (c),(d) Imperial Fund Mortgage Trust 3 .531 10/25/55 377,609
Series - 2020 NQM1 (Class M1)
277,130 (c),(d) JP Morgan Chase Commercial Mortgage Securities
Corp
3 .983 01/15/46 254,394
Series - 2013 C13 (Class D)
5,300,000 (c),(d) JP Morgan Chase Commercial Mortgage Securities
Trust
CME Term SOFR 1 M + 1.734% 7 .060 10/15/33 5,199,978
Series - 2020 609M (Class A)
1,012,859 (c),(d) JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6 .677 12/25/44 974,052
Series - 2015 1 (Class B1)
11,078 (c),(d) JP Morgan Mortgage Trust 3 .500 05/25/45 9,978
Series - 2015 3 (Class A19)
193,256 (c),(d) JP Morgan Mortgage Trust 3 .500 10/25/45 172,610
Series - 2015 6 (Class A13)
507,680 (c),(d) JP Morgan Mortgage Trust 3 .500 09/25/48 440,977
Series - 2018 3 (Class A13)
1,127,971 (c),(d) JP Morgan Mortgage Trust 3 .500 10/25/48 976,554
Series - 2018 5 (Class A13)
709,975 (c),(d) JP Morgan Mortgage Trust 4 .257 10/26/48 702,210
Series - 2017 5 (Class A2)
72,755 (c),(d) JP Morgan Mortgage Trust 4 .000 02/25/49 66,486
Series - 2018 9 (Class A13)
82,652 (c),(d) JP Morgan Mortgage Trust 4 .000 05/25/49 76,996
Series - 2019 1 (Class A15)
829,848 (c),(d) JP Morgan Mortgage Trust 3 .823 06/25/50 723,520
Series - 2020 1 (Class B2)
15,766,175 (c),(d) JP Morgan Mortgage Trust 0 .139 07/25/51 117,348
Series - 2021 3 (Class AX1)
11,185,517 (c),(d) JP Morgan Mortgage Trust 0 .130 08/25/51 78,530
Series - 2021 4 (Class AX1)
2,220,609 (c),(d) JP Morgan Mortgage Trust 2 .880 08/25/51 1,762,441
Series - 2021 4 (Class B2)
21,525,760 (c),(d) JP Morgan Mortgage Trust 0 .137 10/25/51 162,619
Series - 2021 6 (Class AX1)
2,793,121 (c),(d) JP Morgan Mortgage Trust 2 .500 10/25/51 2,230,391
Series - 2021 6 (Class A15)
992,445 (c),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 792,497
Series - 2021 10 (Class A15)
1,974,273 (c),(d) JP Morgan Mortgage Trust 3 .212 01/25/52 1,538,510
Series - 2021 INV4 (Class B4)
931,536 (c),(d) JP Morgan Mortgage Trust 2 .500 02/25/52 742,700
Series - 2021 12 (Class A15)

Core Impact Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,886,615 (c),(d) JP Morgan Mortgage Trust 3 .140% 04/25/52 $ 2,227,127
Series - 2021 13 (Class B4)
1,575,864 (c),(d) JP Morgan Mortgage Trust 2 .500 05/25/52 1,256,413
Series - 2021 14 (Class A15)
1,000,886 (c),(d) JP Morgan Mortgage Trust 2 .927 05/25/52 824,068
Series - 2021 LTV2 (Class A3)
647,294 (c),(d) JP Morgan Mortgage Trust 3 .289 05/25/52 510,563
Series - 2021 INV8 (Class B4)
1,891,811 (c),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 1,571,986
Series - 2022 2 (Class A25)
5,383,709 (c),(d) JP Morgan Mortgage Trust 3 .500 09/25/52 4,667,116
Series - 2022 LTV2 (Class A6)
2,733,373 (c),(d) JP Morgan Mortgage Trust 3 .000 12/25/52 2,271,275
Series - 2022 7 (Class 1A17)
1,185,770 (c),(d) JP Morgan Mortgage Trust 4 .000 12/25/52 1,066,281
Series - 2022 7 (Class 2A6A)
16,330,000 (c),(d) JP Morgan Mortgage Trust Series 3 .000 05/25/54 13,510,524
Series - 2024 3 (Class A9)
2,400,000 (c) JPMBB Commercial Mortgage Securities Trust 4 .480 09/15/47 2,316,772
Series - 2014 C23 (Class C)
538,463 (d) Ladder Capital Commercial Mortgage Securities 3 .575 02/15/36 503,747
Series - 2013 GCP (Class A1)
8,000,000 (d) Liberty Street Trust 3 .597 02/10/36 7,423,702
Series - 2016 225L (Class A)
4,000,000 (c),(d) MAD Mortgage Trust 3 .082 08/15/34 3,701,230
Series - 2017 330M (Class A)
2,350,000 (c),(d) Manhattan West 2 .335 09/10/39 2,025,254
Series - 2020 1MW (Class D)
2,250,000 (c),(d) MFT Trust 3 .283 08/10/40 1,489,665
Series - 2020 B6 (Class B)
53,354 Morgan Stanley Bank of America Merrill Lynch Trust 3 .069 02/15/48 52,961
Series - 2015 C20 (Class ASB)
103,265 (c) Morgan Stanley Capital I Trust 5 .877 12/12/49 43,798
Series - 2007 IQ16 (Class AJFX)
1,022,620 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 893,118
Series - 2021 4 (Class A4)
1,500,000 (c),(d) MSDB Trust 3 .316 07/11/39 1,335,743
Series - 2017 712F (Class A)
3,450,000 (c),(d) Natixis Commercial Mortgage Securities Trust 3 .790 11/15/32 3,061,421
Series - 2018 285M (Class A)
4,250,000 (c),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7 .605 07/15/36 3,502,224
Series - 2019 MILE (Class C)
4,000,000 (c),(d) Natixis Commercial Mortgage Securities Trust Term SOFR 1 M + 4.329% 9 .655 07/15/36 2,665,449
Series - 2019 MILE (Class F)
32,984 (c) New York Mortgage Trust SOFR 1 M + 0.594% 5 .924 02/25/36 32,336
Series - 2005 3 (Class A1)
4,413,675 (c),(d) OBX Trust 2 .500 07/25/51 3,524,452
Series - 2021 J2 (Class A19)
214,054 (c),(d) OBX Trust SOFR 1 M + 0.764% 4 .658 06/25/57 206,386
Series - 2018 1 (Class A2)
1,252,552 (c),(d) Oceanview Mortgage Trust 2 .500 05/25/51 1,000,201
Series - 2021 1 (Class A19)
1,357,188 (c),(d) Oceanview Mortgage Trust 4 .500 11/25/52 1,258,975
Series - 2022 1 (Class A1)
16,035,000 (d) One Bryant Park Trust 2 .516 09/15/54 13,717,744
Series - 2019 OBP (Class A)
2,008,731 (d) One Market Plaza Trust 3 .614 02/10/32 1,856,771
Series - 2017 1MKT (Class A)
1,000,000 (d) One Market Plaza Trust 3 .845 02/10/32 907,430
Series - 2017 1MKT (Class B)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,000,000 (d) One Market Plaza Trust 4 .016% 02/10/32 $ 3,571,494
Series - 2017 1MKT (Class C)
1,904,413 (c),(d) RCKT Mortgage Trust 2 .500 06/25/51 1,520,731
Series - 2021 2 (Class A21)
1,989,038 (c),(d) RCKT Mortgage Trust 2 .780 07/25/51 1,504,441
Series - 2021 3 (Class B4)
4,295,249 (c),(d) RCKT Mortgage Trust 2 .500 09/25/51 3,429,885
Series - 2021 4 (Class A21)
1,392,906 RCKT Mortgage Trust 3 .006 09/25/51 1,068,028
4,922,880 (c),(d) RCKT Mortgage Trust 2 .922 11/25/51 3,748,643
Series - 2021 5 (Class B4)
4,298,877 (c),(d) RCKT Mortgage Trust 3 .500 06/25/52 3,718,651
Series - 2022 4 (Class A22)
163,635 (c),(d) Sequoia Mortgage Trust 3 .500 05/25/45 146,071
Series - 2015 2 (Class A1)
45,431 (c),(d) Sequoia Mortgage Trust 3 .500 06/25/46 40,517
Series - 2016 1 (Class A19)
200,219 (c),(d) Sequoia Mortgage Trust 3 .724 09/25/47 183,414
Series - 2017 6 (Class B1)
12,041 (c),(d) Sequoia Mortgage Trust 3 .500 03/25/48 10,630
Series - 2018 3 (Class A1)
15,349 (c),(d) Sequoia Mortgage Trust 4 .000 09/25/48 14,204
Series - 2018 7 (Class A19)
1,443,725 (c),(d) Sequoia Mortgage Trust 3 .000 04/25/50 1,217,182
Series - 2020 3 (Class A19)
2,841,881 (c),(d) Sequoia Mortgage Trust 5 .000 01/25/53 2,702,467
Series - 2023 1 (Class A19)
12,900,000 (d) SLG Office Trust 2 .585 07/15/41 10,684,949
Series - 2021 OVA (Class A)
1,760,000 (c),(d) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 2.614% 7 .935 02/25/50 1,840,056
Series - 2020 DNA2 (Class B1)
1,125,000 (c),(d) STWD Mortgage Trust Term SOFR 1 M + 1.371% 6 .697 11/15/36 1,116,659
Series - 2021 LIH (Class AS)
2,000,000 (c),(d) STWD Mortgage Trust CME Term SOFR 1 M + 1.770% 7 .096 11/15/36 1,981,953
Series - 2021 LIH (Class B)
2,050,000 (c),(d) STWD Mortgage Trust CME Term SOFR 1 M + 2.069% 7 .395 11/15/36 2,026,182
Series - 2021 LIH (Class C)
4,000,000 (d) SUMIT Mortgage Trust 2 .789 02/12/41 3,091,439
Series - 2022 BVUE (Class A)
1,085,000 (c),(d) Times Square Trust 3 .100 05/15/35 943,817
Series - 2018 20TS (Class B)
2,934,264 (c),(d) Verus Securitization Trust 2 .240 10/25/66 2,460,681
Series - 2021 7 (Class A3)
3,000,000 (c),(d) VNDO Trust 3 .903 01/10/35 2,798,656
Series - 2016 350P (Class B)
1,205,000 (c),(d) WB Commercial Mortgage Trust 6 .134 03/15/40 1,213,116
Series - 2024 HQ (Class A)
1,100,000 Wells Fargo Commercial Mortgage Trust 3 .808 12/15/47 1,075,485
Series - 2014 LC18 (Class AS)
301,209 Wells Fargo Commercial Mortgage Trust 2 .514 08/15/49 292,915
Series - 2016 BNK1 (Class ASB)
265,715 Wells Fargo Commercial Mortgage Trust 3 .185 03/15/59 260,179
Series - 2016 C33 (Class ASB)
21,622 (c),(d) Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 20,167
Series - 2019 2 (Class A17)
437,146 (c),(d) Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 369,728
Series - 2020 4 (Class A17)
5,475,420 (c),(d) Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 4,372,287
Series - 2021 2 (Class A17)
1,400,057 (c),(d) Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 1,116,244
Series - 2022 2 (Class A18)

Core Impact Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 118,754 (c),(d) WinWater Mortgage Loan Trust 3 .920% 06/20/44 $ 97,047
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 520,879,636
TOTAL STRUCTURED ASSETS 842,675,457
(Cost $933,674,978)
SHARES
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.5%
FINANCIAL SERVICES - 0 .1%
126,248 (e) Morgan Stanley 3,321,585
TOTAL FINANCIAL SERVICES 3,321,585
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .2%
400,000 Brookfield Property Partners LP 5,764,000
631,850 Brookfield Property Partners LP 8,062,406
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 13,826,406
UTILITIES - 0 .2%
489,027 Brookfield Infrastructure Partners LP 8,870,950
304,762 Brookfield Renewable Partners LP 5,555,811
TOTAL UTILITIES 14,426,761
TOTAL PREFERRED STOCKS 31,574,752
(Cost $48,797,175)
TOTAL LONG-TERM INVESTMENTS 6,243,534,726
(Cost $6,668,344,748)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0 .5%
$ 30,980,000 Federal Home Loan Bank (FHLB) 0 .000 04/01/24 30,962,169
TOTAL GOVERNMENT AGENCY DEBT 30,962,169
REPURCHASE AGREEMENT - 0 .1%
6,064,000 (h) Fixed Income Clearing Corp (FICC) 5 .320 04/01/24 6,064,000
TOTAL REPURCHASE AGREEMENT 6,064,000
TREASURY DEBT - 0 .0%
2,500,000 United States Treasury Bill 0 .000 05/09/24 2,486,096
TOTAL TREASURY DEBT 2,486,096
TOTAL SHORT-TERM INVESTMENTS 39,512,265
(Cost $39,530,106)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.3%
210,662,835 (i) State Street Navigator Securities Lending Government Money Market Portfolio 5 .340 (j) 210,662,835
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 210,662,835
(Cost $210,662,835)
TOTAL INVESTMENTS - 102.9% 6,493,709,826
(Cost $6,918,537,689)
OTHER ASSETS & LIABILITIES, NET - (2.9)% (183,645,159)
NET ASSETS - 100.0% $ 6,310,064,667

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
AVG Average
CME Chicago Mercantile Exchange
CCRC Congregate Care Retirement Center
D Day
EUR Euro
LIBOR London Interbank Offered Rate
M Month
SOFR Secure Overnight Financing Rate
(a)
For fair value measurement disclosure purposes, investment classified as Level 3.
(b)
In default
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(e)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $207,881,796.
(f)
Perpetual security
(g)
When-issued or delayed delivery security.
(h) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $6,067,585 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $6,185,297.
(i)
Investments made with cash collateral received from securities on loan.
(j)
The rate shown is the one-day yield as of the end of the reporting period.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 16,065,627 EUR 14,740,000 Australia and New Zealand Banking Group Limited 04/16/24   $ 153,264
$ 6,861,805 EUR 6,226,944 JPMorgan Chase Bank 04/16/24   $ 139,595
EUR 2,523,044 $ 2,718,265 JPMorgan Chase Bank 04/16/24 5,452
Total   $ 145,047
Total   $ 298,311
EUR Euro

Core Plus Bond Fund March 31, 2024
Portfolio of Investments

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 97.8%
BANK LOAN OBLIGATIONS - 3.3%
CAPITAL GOODS - 0.2%
$ 1,977,230 (a) Centuri Group, Inc SOFR 12 M + 2.500% 7.942% 08/27/28 $ 1,980,937
487,525 (a) Chariot Buyer LLC SOFR 12 M + 3.250% 8.680 11/03/28 487,435
1,250,000 (a),(b) Closure Systems International Group, Inc CME Term SOFR 1 M + 4.000% 4.500 03/22/29 1,253,644
977,500 (a) Conair Holdings LLC SOFR 12 M + 3.750% 9.192 05/17/28 970,579
250,000 (a) Foundation Building Materials, Inc SOFR 4 M + 4.000% 9.313 01/29/31 251,360
883,503 (a) Gates Global LLC SOFR 12 M + 2.500% 7.930 03/31/27 886,091
336,516 (a) Quikrete Holdings, Inc SOFR 12 M + 2.625% 8.070 02/01/27 337,244
770,141 (a) Resideo Funding, Inc SOFR 12 M + 2.250% 7.683 02/11/28 771,347
1,000,000 (a),(b) Titan Acquisition Ltd CME Term SOFR 1 M + 5.000% 5.000 02/01/29 1,003,855
634,079 (a) TransDigm, Inc SOFR 3 M + 3.250% 8.598 08/24/28 636,954
1,431,043 (a) Zekelman Industries, Inc SOFR 12 M + 2.250% 7.579 01/24/31 1,434,721
TOTAL CAPITAL GOODS 10,014,167
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
288,060 (a) AlixPartners LLP SOFR 12 M + 2.500% 7.945 02/04/28 288,744
481,250 (a) Amentum Government Services Holdings LLC SOFR 12 M + 4.000% 9.445 01/29/27 483,055
541,750 (a) Amentum Government Services Holdings LLC SOFR 12 M + 4.000% 9.329 02/15/29 543,668
371,450 (a) CHG Healthcare Services, Inc SOFR 12 M + 3.250% 8.695 09/29/28 372,185
543,850 (a) Covanta Holding Corp SOFR 12 M + 2.500% 7.827 11/30/28 543,341
41,463 (a) Covanta Holding Corp CME Term SOFR 1 M + 2.500% 7.827 11/30/28 41,425
968,614 (a) EAB Global, Inc SOFR 12 M + 3.500% 8.945 08/16/28 970,309
281,779 (a) GFL Environmental, Inc SOFR 4 M + 2.500% 7.816 05/31/27 283,189
4,820,000 (a) GTCR W MERGER SUB SOFR 4 M + 3.000% 8.309 01/31/31 4,843,112
825,000 (a) Prime Security Services Borrower LLC CME Term SOFR 1 M + 2.500% 7.827 10/15/30 826,452
2,236 (a) TK Elevator US Newco, Inc SOFR 2 M + 3.500% 9.081 07/30/27 2,246
2,819,860 (a) Trans Union LLC SOFR 12 M + 2.000% 7.327 12/01/28 2,821,806
1,541,160 (a),(b) WMB Holdings, Inc SOFR 12 M + 2.750% 8.077 11/02/29 1,546,300
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,565,832
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
1,697,416 (a) CNT Holdings I Corp SOFR 4 M + 3.500% 8.817 11/08/27 1,702,584
2,000,000 (a),(b) Driven Holdings LLC SOFR 12 M + 3.000% 8.445 12/17/28 2,007,500
599,247 (a),(b) LS Group OpCo Acquisition LLC SOFR 12 M + 3.250% 8.684 11/02/27 600,653
1,465,956 (a) PetSmart LLC SOFR 12 M + 3.750% 9.180 02/11/28 1,464,431
478,234 (a) Staples, Inc LIBOR 3 M + 5.000% 4.500 04/16/26 474,430
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,249,598
CONSUMER DURABLES & APPAREL - 0.1%
2,500,000 (a),(b) AI Aqua Merger Sub, Inc SOFR 12 M + 3.750% 9.072 07/31/28 2,507,300
348,500 (a) Crocs, Inc SOFR 12 M + 2.250% 7.577 02/20/29 349,746
315,455 (a) SRAM LLC SOFR 12 M + 2.750% 8.195 05/18/28 315,652
863,388 (a) Weber-Stephen Products LLC SOFR 12 M + 3.250% 8.692 10/30/27 801,604
TOTAL CONSUMER DURABLES & APPAREL 3,974,302
CONSUMER SERVICES - 0.4%
2,480,896 (a) 1011778 BC ULC SOFR 12 M + 2.250% 7.580 09/20/30 2,482,446
394,937 (a) Alterra Mountain Co CME Term SOFR 1 M + 3.500% 3.250 08/17/28 397,077
1,563,188 (a) Caesars Entertainment, Inc SOFR 4 M + 3.250% 8.663 02/06/30 1,569,597
2,423,707 (a) Carnival Corp SOFR 12 M + 3.250% 3.250 10/18/28 2,430,021
20,488 (a) Cirque Du Soleil Holding USA Newco, Inc LIBOR 3 M + 1.000% 7.000 11/24/27 20,516
270,000 (a) Delta 2 Lux Sarl SOFR 4 M + 2.250% 7.559 01/15/30 270,607
1,825,566 (a) Fertitta Entertainment LLC SOFR 12 M + 3.750% 9.076 01/27/29 1,832,038
2,169,563 (a) Flutter Financing BV SOFR 4 M + 2.250% 7.659 11/25/30 2,174,401
2,175,000 (a),(b) FLUTTER FINANCING BV SOFR 4 M + 2.250% 7.659 11/25/30 2,179,850
475,220 (a) IRB Holding Corp SOFR 12 M + 2.750% 8.177 12/15/27 475,890
723,389 (a) KFC Holding Co SOFR 12 M + 1.750% 7.191 03/15/28 723,873
643,824 (a) Life Time, Inc SOFR 4 M + 4.250% 9.824 01/15/26 648,517
1,861,042 (a) Motion Finco Sarl SOFR 4 M + 3.500% 9.071 11/12/29 1,860,345

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 305,843 (a) Penn National Gaming, Inc SOFR 12 M + 2.750% 8.177% 05/03/29 $ 306,512
500,380 (a) Scientific Games International, Inc SOFR 12 M + 2.750% 8.075 04/14/29 502,081
473,506 (a) Spin Holdco, Inc SOFR 4 M + 4.000% 9.585 03/04/28 439,733
TOTAL CONSUMER SERVICES 18,313,504
ENERGY - 0.0%
193,674 (a) DT Midstream, Inc SOFR 12 M + 2.000% 7.442 06/26/28 194,505
684,083 (a) Gulf Finance LLC SOFR 12 M + 6.750% 12.182 08/25/26 686,036
742,288 (a) Oryx Midstream Services Permian Basin LLC SOFR 12 M + 3.000% 8.436 10/05/28 745,936
TOTAL ENERGY 1,626,477
FOOD, BEVERAGE & TOBACCO - 0.0%
597,339 (a) Arterra Wines Canada, Inc SOFR 4 M + 3.500% 9.071 11/24/27 555,337
299,993 (a),(b) City Brewing Co LLC SOFR 4 M + 3.500% 9.078 04/05/28 235,575
577,501 (a) Froneri US, Inc SOFR 12 M + 2.250% 2.250 01/29/27 578,463
1,054 (a) Hearthside Food Solutions LLC SOFR 4 M + 3.688% 9.292 05/23/25 772
306,144 (a) Triton Water Holdings, Inc SOFR 4 M + 3.500% 9.064 03/31/28 303,314
182,555 (a) Utz Quality Foods LLC SOFR 12 M + 3.000% 8.445 01/20/28 183,109
TOTAL FOOD, BEVERAGE & TOBACCO 1,856,570
HEALTH CARE EQUIPMENT & SERVICES - 0.5%
4,165,731 (a) Bausch & Lomb Corp SOFR 12 M + 3.250% 8.677 05/10/27 4,127,198
449,313 (a) Element Materials Technology Group US Holdings, Inc SOFR 4 M + 4.250% 9.659 07/06/29 450,249
207,375 (a) Element Materials Technology Group US Holdings, Inc SOFR 4 M + 4.250% 9.659 07/06/29 207,807
597,655 (a) Global Medical Response, Inc SOFR 4 M + 4.250% 9.841 10/02/25 559,931
1,735,773 (a) ICU Medical, Inc SOFR 4 M + 2.500% 2.500 01/08/29 1,737,535
2,512,948 (a) Mozart Borrower LP SOFR 1 M + 3.000% 2.750 10/23/28 2,521,228
1,872,063 (a) Onex TSG Intermediate Corp SOFR 4 M + 4.750% 10.324 02/28/28 1,874,403
2,500,000 (a) Phoenix Guarantor, Inc SOFR 12 M + 3.250% 8.577 02/21/31 2,470,663
3,456,061 (a) Phoenix Newco, Inc SOFR 12 M + 3.250% 8.692 11/15/28 3,467,846
3,836,775 (a) Select Medical Corp SOFR 12 M + 3.000% 8.330 03/06/27 3,847,576
2,456,737 (a) Surgery Center Holdings INC SOFR 12 M + 3.500% 8.829 12/19/30 2,471,244
TOTAL HEALTH CARE EQUIPMENT & SERVICES 23,735,680
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
508,104 (a) Energizer Holdings, Inc SOFR 12 M + 2.250% 7.693 12/22/27 508,485
2,264,216 (a) Kronos Acquisition Holdings, Inc SOFR 4 M + 3.750% 9.314 12/22/26 2,269,741
1,904,543 (a) Kronos Acquisition Holdings, Inc SOFR 4 M + 6.000% 11.493 12/22/26 1,911,685
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,689,911
INSURANCE - 0.2%
210,084 (a) Acrisure LLC LIBOR 12 M + 3.500% 8.945 02/15/27 210,216
453,528 (a) AssuredPartners, Inc SOFR 12 M + 3.500% 8.942 02/12/27 454,508
380,959 (a) AssuredPartners, Inc SOFR 12 M + 3.500% 8.942 02/12/27 381,721
725,910 (a) Asurion LLC SOFR 12 M + 3.250% 8.692 12/23/26 712,945
425,000 (a) Asurion LLC CME Term SOFR 1 M + 5.250% 10.692 02/03/28 385,422
637,697 (a) BroadStreet Partners, Inc SOFR 12 M + 3.000% 8.445 01/27/27 640,040
351,494 (a) BroadStreet Partners, Inc SOFR 12 M + 3.250% 8.695 01/27/27 351,954
1,990,013 (a) BroadStreet Partners, Inc SOFR 12 M + 3.750% 9.080 01/27/29 1,998,221
326,973 (a) HUB International Ltd SOFR 4 M + 3.250% 8.574 06/20/30 327,461
1,210,987 (a) Ryan Specialty Group LLC SOFR 12 M + 2.750% 8.080 09/01/27 1,214,166
2,000,000 (a),(b) USI, Inc SOFR 4 M + 3.250% 8.302 11/22/29 2,003,900
1,980,000 (a) USI, Inc SOFR 4 M + 3.000% 8.302 11/22/29 1,983,297
TOTAL INSURANCE 10,663,851
MATERIALS - 0.1%
666,683 (a) Asplundh Tree Expert LLC SOFR 12 M + 1.750% 7.180 09/07/27 667,609
258,209 (a) Berry Global, Inc SOFR 12 M + 1.750% 7.182 07/01/26 259,314
1,617,644 (a) Clydesdale Acquisition Holdings, Inc SOFR 12 M + 3.675% 9.105 04/13/29 1,621,688
198,500 (a) H.B. Fuller Co SOFR 12 M + 2.000% 7.330 02/15/30 199,195
956,851 (a) INEOS US Petrochem LLC SOFR 12 M + 4.250% 9.680 04/02/29 956,258
753,688 (a) Kloeckner Pentaplast of America, Inc SOFR 2 M + 4.725% 10.268 02/12/26 711,293
207,839 (a) Reynolds Group Holdings, Inc SOFR 12 M + 3.250% 8.695 02/05/26 208,679
1,890,990 (a),(b) TricorBraun Holdings, Inc SOFR 12 M + 3.250% 8.692 03/03/28 1,872,165

Core Plus Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 291,490 (a) Tronox Finance LLC SOFR 12 M + 2.500% 7.942% 03/10/28 $ 291,640
TOTAL MATERIALS 6,787,841
MEDIA & ENTERTAINMENT - 0.1%
478,155 (a) Altice Financing S.A. LIBOR 4 M + 2.750% 8.326 01/31/26 465,005
546,803 (a) CSC Holdings LLC LIBOR 12 M + 2.500% 7.940 04/15/27 546,290
49,574 (a) Diamond Sports Group LLC SOFR 4 M - 1.000% 4.476 05/25/26 47,715
300,592 (a) DIRECTV Financing LLC SOFR 12 M + 5.000% 10.445 08/02/27 300,849
356,226 (a) Lions Gate Capital Holdings LLC SOFR 12 M + 2.250% 7.680 03/24/25 356,338
450,000 (a) Match Group Holdings II LLC SOFR 4 M + 1.750% 7.233 02/13/27 450,000
997 (a) Radiate Holdco LLC SOFR 12 M + 3.250% 8.695 09/25/26 838
451,824 (a) Univision Communications, Inc SOFR 12 M + 3.250% 8.695 03/15/26 452,891
TOTAL MEDIA & ENTERTAINMENT 2,619,926
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
1,275,558 (a) Avantor, Inc SOFR 12 M + 2.250% 7.680 11/08/27 1,278,963
1,972,460 (a) Elanco Animal Health Inc CME Term SOFR 1 M + 1.750% 1.750 08/02/27 1,967,687
5,807,233 (a) Jazz Financing Lux Sarl SOFR 12 M + 3.000% 8.445 05/05/28 5,843,529
2,410,125 (a) Organon & Co SOFR 12 M + 3.000% 8.433 06/02/28 2,421,682
292,545 (a) Perrigo Investments LLC SOFR 12 M + 2.250% 7.680 04/20/29 292,058
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 11,803,919
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
24,151 (a) Cushman & Wakefield plc SOFR 12 M + 2.750% 8.195 08/21/25 24,139
330,886 (a) Cushman & Wakefield US Borrower LLC SOFR 12 M + 3.250% 8.680 01/31/30 330,370
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 354,509
SOFTWARE & SERVICES - 0.6%
419,623 (a) Ahead DB Holdings LLC SOFR 4 M + 3.750% 9.159 10/18/27 420,483
148,527 (a) Avaya, Inc SOFR 12 M + 1.500% 6.830 08/01/28 132,454
2,966,217 (a) Boxer Parent Co, Inc SOFR 12 M + 4.250% 9.580 12/29/28 2,988,775
693,695 (a) Camelot US Acquisition LLC SOFR 12 M + 2.750% 8.077 01/31/31 694,215
2,000,000 (a),(b) Cotiviti, Inc CME Term SOFR 1 M + 3.250% 3.250 02/24/31 1,997,500
989,770 (a) Epicor Software Corp SOFR 12 M + 3.250% 8.692 07/30/27 994,387
833,000 (a) Informatica LLC SOFR 12 M + 2.750% 8.195 10/27/28 834,666
1,979,849 (a) Instructure Holdings, Inc SOFR 4 M + 2.750% 8.355 10/30/28 1,982,324
1,108 (a) Magenta Buyer LLC SOFR 4 M + 5.000% 10.574 07/27/28 665
3,202,326 (a) NortonLifeLock, Inc SOFR 12 M + 2.000% 7.427 09/12/29 3,204,904
4,049,166 (a) Open Text Corp SOFR 12 M + 2.750% 8.177 01/31/30 4,060,686
115,500 (a) Presidio Holdings, Inc SOFR 4 M + 3.500% 8.913 01/22/27 116,005
371,852 (a) Rackspace Finance LLC SOFR 12 M + 2.750% 8.184 02/15/28 184,067
33,198 (a) Rackspace Finance LLC SOFR 4 M + 6.250% 11.683 05/15/28 33,519
463,125 (a) RealPage, Inc SOFR 12 M + 3.000% 8.445 04/24/28 451,193
992,500 (a) Sedgwick Claims Management Services, Inc SOFR 12 M + 3.750% 9.077 02/24/28 995,433
1,458,864 (a) Sophia LP LIBOR 1 M + 3.750% 8.230 10/07/27 1,466,888
2,971,073 (a) SS&C Technologies, Inc SOFR 12 M + 2.250% 7.680 03/22/29 2,977,817
1,528,596 (a) SS&C Technologies, Inc SOFR 12 M + 2.250% 7.680 03/22/29 1,532,065
1,622,274 (a) UKG, Inc SOFR 4 M + 3.500% 8.814 02/10/31 1,632,665
406,778 (a) West Technology Group LLC SOFR 4 M + 4.000% 9.563 04/10/27 399,873
2,500,000 (a),(b) Zelis Payments Buyer, Inc SOFR 12 M + 2.750% 8.077 09/28/29 2,502,775
TOTAL SOFTWARE & SERVICES 29,603,359
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
469,819 (a),(b) CommScope, Inc SOFR 12 M + 3.250% 8.695 04/06/26 427,535
264,463 (a) Ingram Micro, Inc SOFR 4 M + 3.000% 8.571 06/30/28 265,290
394,592 (a) MLN US Holdco LLC SOFR 4 M + 4.500% 9.929 11/30/25 48,665
247,119 (a) MLN US Holdco LLC CME Term SOFR 1 M + 6.800% 12.110 10/18/27 49,424
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 790,914
TELECOMMUNICATION SERVICES - 0.1%
932,924 (a) Altice France S.A. LIBOR 4 M + 4.000% 9.263 01/31/26 809,969
193,500 (a) Cablevision Lightpath LLC SOFR 12 M + 3.250% 8.690 11/30/27 191,625
2,000,000 (a) Virgin Media Bristol LLC SOFR 12 M + 2.500% 7.940 01/31/28 1,972,760
TOTAL TELECOMMUNICATION SERVICES 2,974,354

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION - 0.1%
$ 1,785,000 (a),(b) Air Canada SOFR 4 M + 2.500% 7.833% 03/14/31 $ 1,790,587
637,500 (a) American Airlines, Inc SOFR 4 M + 4.750% 10.329 04/20/28 663,134
942,857 (a) Genesee & Wyoming, Inc SOFR 4 M + 2.000% 7.402 12/30/26 944,535
323,272 (a) Hertz Corp SOFR 12 M + 3.250% 8.692 06/30/28 313,529
1,672,439 (a) Hertz Corp SOFR 12 M + 3.250% 8.692 06/30/28 1,622,032
308,750 (a) Mileage Plus Holdings LLC SOFR 4 M + 5.250% 10.733 06/21/27 318,327
206,250 (a) SkyMiles IP Ltd SOFR 4 M + 3.750% 9.068 10/20/27 212,975
238,216 (a) WestJet Airlines Ltd SOFR 12 M + 3.000% 8.427 12/11/26 238,459
383,123 (a) XPO, Inc CME Term SOFR 1 M + 2.000% 0.000 05/24/28 384,639
TOTAL TRANSPORTATION 6,488,217
UTILITIES - 0.1%
2,521,020 (a) Talen Energy Supply LLC SOFR 4 M + 4.500% 9.826 05/17/30 2,533,411
533,721 (a) Talen Energy Supply LLC SOFR 4 M + 4.500% 9.826 05/17/30 536,345
TOTAL UTILITIES 3,069,756
TOTAL BANK LOAN OBLIGATIONS 159,182,687
(Cost $158,898,233)
CORPORATE BONDS - 37.8%
AUTOMOBILES & COMPONENTS - 1.1%
4,500,000 (c) Adient Global Holdings Ltd 4.875 08/15/26 4,386,966
2,060,000 (c) Clarios Global LP 6.750 05/15/28 2,088,074
575,000 (d) Dana, Inc 5.375 11/15/27 562,488
350,000 (d) Dana, Inc 5.625 06/15/28 341,562
325,000 Dana, Inc 4.250 09/01/30 287,183
4,045,000 Ford Motor Credit Co LLC 6.950 03/06/26 4,122,081
2,000,000 Ford Motor Credit Co LLC 7.350 11/04/27 2,097,544
4,525,000 Ford Motor Credit Co LLC 7.350 03/06/30 4,824,363
2,500,000 General Motors Co 6.125 10/01/25 2,521,033
2,000,000 General Motors Financial Co, Inc 2.750 06/20/25 1,932,719
800,000 General Motors Financial Co, Inc 6.050 10/10/25 805,924
6,600,000 General Motors Financial Co, Inc 5.000 04/09/27 6,550,973
2,825,000 General Motors Financial Co, Inc 5.850 04/06/30 2,881,345
900,000 General Motors Financial Co, Inc 5.750 02/08/31 909,757
3,200,000 General Motors Financial Co, Inc 2.700 06/10/31 2,667,399
3,550,000 General Motors Financial Co, Inc 5.700 N/A(e) 3,403,924
2,000,000 General Motors Financial Co, Inc 5.750 N/A(e) 1,887,657
5,000,000 Goodyear Tire & Rubber Co 5.250 04/30/31 4,591,005
2,250,000 (c),(f) IHO Verwaltungs GmbH 4.750 09/15/26 2,190,732
1,225,000 (c) Kia Corp 2.750 02/14/27 1,142,459
1,450,000 Magna International, Inc 3.625 06/15/24 1,442,690
1,000,000 (c) Nemak SAB de C.V. 3.625 06/28/31 810,342
750,000 (c) ZF North America Capital, Inc 6.875 04/14/28 777,900
TOTAL AUTOMOBILES & COMPONENTS 53,226,120
BANKS - 7.5%
1,525,000 (c) Access Bank plc 6.125 09/21/26 1,412,607
1,500,000 (c) Akbank T.A.S. 6.800 06/22/31 1,468,125
4,000,000 Banco Bilbao Vizcaya Argentaria S.A. 9.375 N/A(e) 4,301,840
700,000 (c) Banco de Credito e Inversiones S.A. 8.750 N/A(e) 721,875
2,000,000 (c) Banco do Brasil S.A. 6.000 03/18/31 2,002,500
1,000,000 (c) Banco Industrial S.A. 4.875 01/29/31 953,010
3,000,000 (c) Banco Internacional del Peru SAA Interbank 4.000 07/08/30 2,881,197
925,000 (c) Banco Mercantil del Norte S.A. 7.500 N/A(e) 921,962
1,000,000 (c) Banco Nacional de Comercio Exterior SNC 2.720 08/11/31 902,049
2,400,000 Banco Santander S.A. 5.294 08/18/27 2,394,451
1,905,000 Banco Santander S.A. 3.800 02/23/28 1,802,170
2,200,000 Banco Santander S.A. 6.921 08/08/33 2,302,235
3,800,000 Banco Santander S.A. 4.750 N/A(e) 3,304,866
2,400,000 Banco Santander S.A. 9.625 N/A(e) 2,643,499
2,000,000 Bancolombia S.A. 4.625 12/18/29 1,949,579

Core Plus Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 2,600,000 (c) Bangkok Bank PCL 3.466% 09/23/36 $ 2,191,941
2,000,000 (c) Banistmo S.A. 4.250 07/31/27 1,861,549
4,000,000 (c) Bank Hapoalim BM 3.255 01/21/32 3,584,440
3,000,000 (c) Bank Leumi Le-Israel BM 3.275 01/29/31 2,775,078
22,795,000 Bank of America Corp 2.592 04/29/31 19,652,647
11,000,000 Bank of America Corp 5.288 04/25/34 10,966,556
6,500,000 Bank of America Corp 5.468 01/23/35 6,542,368
5,700,000 Bank of America Corp 2.676 06/19/41 4,055,710
2,850,000 Bank of America Corp 4.375 N/A(e) 2,671,711
8,400,000 Bank of America Corp 6.100 N/A(e) 8,423,209
3,000,000 Barclays plc 3.932 05/07/25 2,993,908
450,000 Barclays plc 2.279 11/24/27 413,836
2,225,000 Barclays plc 3.330 11/24/42 1,631,593
2,025,000 Barclays plc 9.625 N/A(e) 2,147,314
2,500,000 Barclays PLC 8.000 N/A(e) 2,493,446
1,850,000 (c) BBVA Bancomer S.A. 5.125 01/18/33 1,719,325
1,000,000 (c) BBVA Bancomer S.A. 8.450 06/29/38 1,055,987
3,300,000 (c) BNP Paribas S.A. 2.819 11/19/25 3,236,311
100,000 (c) BNP Paribas S.A. 4.375 05/12/26 97,302
2,150,000 (c) BNP Paribas S.A. 1.904 09/30/28 1,912,796
1,800,000 (c) BNP Paribas S.A. 2.159 09/15/29 1,572,829
6,600,000 (c) BNP Paribas S.A. 2.588 08/12/35 5,409,769
8,000,000 (c) BNP Paribas S.A. 7.750 N/A(e) 8,189,464
5,895,000 Citigroup, Inc 3.200 10/21/26 5,614,122
2,805,000 Citigroup, Inc 4.300 11/20/26 2,737,510
600,000 Citigroup, Inc 4.125 07/25/28 575,120
2,135,000 Citigroup, Inc 2.572 06/03/31 1,824,347
5,000,000 Citigroup, Inc 4.910 05/24/33 4,820,338
11,800,000 Citigroup, Inc 6.270 11/17/33 12,462,776
1,750,000 (d) Citigroup, Inc 7.375 N/A(e) 1,819,583
5,000,000 Citigroup, Inc 6.250 N/A(e) 5,012,840
2,600,000 Citigroup, Inc 7.625 N/A(e) 2,729,654
2,500,000 Citigroup, Inc 4.000 N/A(e) 2,396,866
3,700,000 Citigroup, Inc 5.000 N/A(e) 3,677,141
1,075,000 (c) Cooperatieve Rabobank UA 1.339 06/24/26 1,020,989
4,950,000 Cooperatieve Rabobank UA 3.750 07/21/26 4,756,261
5,000,000 (c) Credit Agricole S.A. 8.125 N/A(e) 5,100,000
2,450,000 Deutsche Bank AG. 5.371 09/09/27 2,462,683
2,275,000 Deutsche Bank AG. 2.311 11/16/27 2,079,946
1,500,000 Deutsche Bank AG. 6.819 11/20/29 1,568,105
2,500,000 (c) Grupo Aval Ltd 4.375 02/04/30 2,108,991
2,160,000 (c) Hana Bank 3.500 N/A(e) 2,021,714
1,300,000 HSBC Holdings plc 3.900 05/25/26 1,265,772
4,325,000 HSBC Holdings plc 4.292 09/12/26 4,245,549
2,250,000 HSBC Holdings plc 2.013 09/22/28 2,011,715
3,750,000 HSBC Holdings plc 7.390 11/03/28 3,989,676
1,700,000 HSBC Holdings plc 2.206 08/17/29 1,489,926
2,200,000 HSBC Holdings plc 3.973 05/22/30 2,056,079
4,800,000 HSBC Holdings plc 8.000 N/A(e) 4,982,165
990,000 Huntington Bancshares, Inc 4.000 05/15/25 972,321
4,000,000 Huntington Bancshares, Inc 5.625 N/A(e) 3,638,308
UGX 6,000,000,000 (c),(g) ICBC Standard Bank plc 14.250 06/26/34 1,351,013
1,100,000 ING Groep NV 3.950 03/29/27 1,062,898
5,800,000 (d) ING Groep NV 6.500 N/A(e) 5,727,958
3,000,000 (c) Intercorp Financial Services, Inc 4.125 10/19/27 2,811,958
660,000 JPMorgan Chase & Co 3.900 07/15/25 649,112
350,000 JPMorgan Chase & Co 3.200 06/15/26 336,784
6,325,000 JPMorgan Chase & Co 4.323 04/26/28 6,179,024
7,805,000 JPMorgan Chase & Co 3.702 05/06/30 7,312,499
725,000 JPMorgan Chase & Co 1.953 02/04/32 590,686
4,250,000 JPMorgan Chase & Co 5.350 06/01/34 4,266,396

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,075,000 JPMorgan Chase & Co 6.254% 10/23/34 $ 1,148,522
2,750,000 JPMorgan Chase & Co 2.525 11/19/41 1,919,066
12,350,000 JPMorgan Chase & Co 3.157 04/22/42 9,396,240
1,250,000 JPMorgan Chase & Co 4.260 02/22/48 1,079,010
5,625,000 JPMorgan Chase & Co 6.875 N/A(e) 5,820,594
5,250,000 JPMorgan Chase & Co 3.650 N/A(e) 4,986,120
4,000,000 JPMorgan Chase & Co 5.000 N/A(e) 3,986,934
4,000,000 JPMorgan Chase & Co 6.100 N/A(e) 4,001,608
5,000,000 Lloyds Banking Group plc 7.500 N/A(e) 4,980,012
4,175,000 M&T Bank Corp 3.500 N/A(e) 3,202,271
1,800,000 Mitsubishi UFJ Financial Group, Inc 2.193 02/25/25 1,747,337
3,000,000 (c) Mizrahi Tefahot Bank Ltd 3.077 04/07/31 2,741,250
3,000,000 Natwest Group plc 6.000 N/A(e) 2,929,472
3,000,000 (c) NBK SPC Ltd 1.625 09/15/27 2,731,440
3,000,000 (c) NBK Tier  Financing Ltd 3.625 N/A(e) 2,760,000
2,500,000 PNC Financial Services Group, Inc 3.900 04/29/24 2,496,517
5,225,000 PNC Financial Services Group, Inc 3.400 N/A(e) 4,566,858
3,275,000 PNC Financial Services Group, Inc 6.200 N/A(e) 3,266,473
1,450,000 (c) Societe Generale S.A. 7.132 01/19/55 1,447,549
2,100,000 (c) Societe Generale S.A. 9.375 N/A(e) 2,174,682
1,600,000 Sumitomo Mitsui Financial Group, Inc 1.474 07/08/25 1,523,117
475,000 Toronto-Dominion Bank 3.625 09/15/31 454,299
5,000,000 Truist Financial Corp 4.950 N/A(e) 4,905,418
3,055,000 Truist Financial Corp 4.800 N/A(e) 2,956,979
2,500,000 (c) Turkiye Garanti Bankasi AS. 7.177 05/24/27 2,469,000
690,000 (c) Turkiye Garanti Bankasi AS. 8.375 02/28/34 688,275
3,500,000 UniCredit SpA 8.000 N/A(e) 3,500,315
1,700,000 (c) United Overseas Bank Ltd 3.750 04/15/29 1,698,514
3,000,000 (c) United Overseas Bank Ltd 2.000 10/14/31 2,746,422
2,000,000 US Bancorp 4.839 02/01/34 1,899,119
1,050,000 Wells Fargo & Co 3.550 09/29/25 1,023,946
5,825,000 Wells Fargo & Co 2.393 06/02/28 5,331,646
2,600,000 Wells Fargo & Co 6.303 10/23/29 2,708,004
1,500,000 (d) Wells Fargo & Co 5.875 N/A(e) 1,496,700
4,125,000 (d) Wells Fargo & Co 7.625 N/A(e) 4,408,421
7,000,000 Wells Fargo & Co 3.900 N/A(e) 6,659,984
TOTAL BANKS 357,141,993
CAPITAL GOODS - 1.4%
3,000,000 (c) AerCap Global Aviation 6.500 06/15/45 2,979,535
1,325,000 Air Lease Corp 3.000 02/01/30 1,171,204
4,100,000 Air Lease Corp 3.125 12/01/30 3,598,672
1,690,000 (c) Airbus SE 3.150 04/10/27 1,613,777
1,395,000 (c) Albion Financing 1 SARL 6.125 10/15/26 1,382,254
600,000 (c) BAE Systems plc 1.900 02/15/31 488,143
705,000 (c) Beacon Roofing Supply, Inc 6.500 08/01/30 715,386
10,500,000 Boeing Co 2.196 02/04/26 9,830,092
1,050,000 Boeing Co 3.250 02/01/28 966,031
2,350,000 Boeing Co 2.950 02/01/30 2,029,595
2,300,000 Boeing Co 3.250 02/01/35 1,809,828
1,375,000 Boeing Co 5.705 05/01/40 1,316,069
3,375,000 Boeing Co 5.805 05/01/50 3,193,181
1,160,000 (c) Chart Industries, Inc 7.500 01/01/30 1,204,597
1,075,000 (c) Embraer Netherlands Finance BV 7.000 07/28/30 1,125,688
400,000 (b),(c) Esab Corp 6.250 04/15/29 401,873
3,075,000 (c) H&E Equipment Services, Inc 3.875 12/15/28 2,815,111
4,100,000 Honeywell International, Inc 5.250 03/01/54 4,136,961
1,430,000 (c) Husky Injection Molding Systems Ltd 9.000 02/15/29 1,478,789
2,900,000 L3Harris Technologies, Inc 5.400 07/31/33 2,918,224
75,000 Lockheed Martin Corp 1.850 06/15/30 63,209
1,275,000 Lockheed Martin Corp 5.200 02/15/64 1,260,711
280,000 (c) MITER BRAND 0.000 03/31/32 280,957

Core Plus Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 50,000 (c) NextEra Energy Operating Partners LP 4.250% 09/15/24 $ 48,250
1,925,000 Northrop Grumman Corp 3.250 01/15/28 1,818,978
4,450,000 Raytheon Technologies Corp 4.125 11/16/28 4,304,411
1,080,000 Raytheon Technologies Corp 2.250 07/01/30 922,031
3,250,000 Raytheon Technologies Corp 6.000 03/15/31 3,416,423
3,000,000 (c) Sociedad Quimica y Minera de Chile S.A. 3.500 09/10/51 2,052,314
2,200,000 (c) Standard Industries, Inc 5.000 02/15/27 2,134,058
1,750,000 Trane Technologies Luxembourg Finance S.A. 3.800 03/21/29 1,665,018
1,575,000 (c) TransDigm, Inc 6.875 12/15/30 1,605,547
450,000 Tyco Electronics Group S.A. 3.700 02/15/26 438,585
725,000 (c) WESCO Distribution, Inc 7.250 06/15/28 740,179
1,595,000 (c) Windsor Holdings III LLC 8.500 06/15/30 1,672,372
TOTAL CAPITAL GOODS 67,598,053
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,125,000 (c) ADT Corp 4.875 07/15/32 1,923,445
800,000 (c) ASGN, Inc 4.625 05/15/28 752,541
1,000,000 (c) Garda World Security Corp 4.625 02/15/27 958,193
745,000 (c) Garda World Security Corp 7.750 02/15/28 763,990
250,000 (c) GFL Environmental, Inc 4.250 06/01/25 245,918
1,000,000 (c) GFL Environmental, Inc 3.750 08/01/25 973,954
250,000 (c) GFL Environmental, Inc 5.125 12/15/26 245,628
1,035,000 (c) GTCR W-2 MERGER SUB LLC 7.500 01/15/31 1,083,451
IDR 14,160,000,000 International Bank for Reconstruction & Development 6.250 01/19/29 897,122
1,700,000 (c) MPH Acquisition Holdings LLC 5.500 09/01/28 1,445,650
103,000 (c) Prime Security Services Borrower LLC 5.250 04/15/24 102,812
2,750,000 (c) Prime Security Services Borrower LLC 5.750 04/15/26 2,741,978
1,200,000 (c) Prime Security Services Borrower LLC 3.375 08/31/27 1,102,228
2,725,000 (c) Prime Security Services Borrower LLC 6.250 01/15/28 2,669,352
1,550,000 Republic Services, Inc 2.900 07/01/26 1,485,083
1,330,000 Verisk Analytics, Inc 4.125 03/15/29 1,279,525
75,000 Verisk Analytics, Inc 3.625 05/15/50 55,534
850,000 Waste Management, Inc 2.500 11/15/50 530,131
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 19,256,535
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7%
2,670,000 (c) Asbury Automotive Group, Inc 4.625 11/15/29 2,463,943
755,000 (c) Asbury Automotive Group, Inc 5.000 02/15/32 684,062
1,950,000 AutoZone, Inc 1.650 01/15/31 1,571,461
925,000 (c) Bath & Body Works, Inc 6.625 10/01/30 944,887
3,900,000 (c),(h) JSM Global Sarl 4.750 10/20/30 700,050
1,000,000 Kohl's Corp 4.625 05/01/31 841,525
800,000 (c) LCM Investments Holdings II LLC 4.875 05/01/29 735,306
790,000 (c) LCM Investments Holdings II LLC 8.250 08/01/31 826,464
2,175,000 (c) Lithia Motors, Inc 4.625 12/15/27 2,088,868
3,300,000 Lowe's Cos, Inc 4.250 04/01/52 2,703,674
1,950,000 (c),(d) Macy's Retail Holdings LLC 5.875 04/01/29 1,912,985
2,500,000 (c) Macy's Retail Holdings LLC 6.125 03/15/32 2,423,216
1,900,000 (c) Magic Mergeco, Inc 5.250 05/01/28 1,618,951
790,000 O'Reilly Automotive, Inc 3.550 03/15/26 765,876
1,400,000 O'Reilly Automotive, Inc 3.600 09/01/27 1,337,780
1,225,000 O'Reilly Automotive, Inc 4.200 04/01/30 1,171,544
2,200,000 O'Reilly Automotive, Inc 1.750 03/15/31 1,780,366
1,675,000 (c) Prosus NV 4.987 01/19/52 1,231,955
5,000,000 (c) Staples, Inc 7.500 04/15/26 4,879,858
460,000 (c) Wand NewCo 3, Inc 7.625 01/30/32 475,744
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 31,158,515
CONSUMER DURABLES & APPAREL - 0.0%
605,000 (c) Amer Sports Co 6.750 02/16/31 603,460
1,175,000 Newell Brands, Inc 6.375 09/15/27 1,155,493
TOTAL CONSUMER DURABLES & APPAREL 1,758,953

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES - 0.4%
$ 2,000,000 (c) CDI Escrow Issuer, Inc 5.750% 04/01/30 $ 1,930,603
3,285,000 (c) Churchill Downs, Inc 6.750 05/01/31 3,303,350
2,200,000 (c) Genm Capital Labuan Ltd 3.882 04/19/31 1,926,590
150,000 (c) Hilton Domestic Operating Co, Inc 5.750 05/01/28 149,777
2,990,000 (c) Hilton Domestic Operating Co, Inc 5.875 04/01/29 2,994,960
2,200,000 (c) Hilton Domestic Operating Co, Inc 3.625 02/15/32 1,894,204
2,455,000 (c) Hilton Grand Vacations Borrower Escrow LLC 6.625 01/15/32 2,464,911
1,480,000 (c) International Game Technology plc 6.500 02/15/25 1,484,875
400,000 (c) International Game Technology plc 4.125 04/15/26 387,762
350,000 (c) Light & Wonder International, Inc 7.500 09/01/31 363,966
425,000 (c),(d) Marriott Ownership Resorts, Inc 4.500 06/15/29 388,770
1,000,000 (c) NCL Corp Ltd 5.875 03/15/26 987,151
1,665,000 (d) Sands China Ltd 2.300 03/08/27 1,507,971
450,000 (c) Wynn Macau Ltd 5.625 08/26/28 426,522
TOTAL CONSUMER SERVICES 20,211,412
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
3,505,000 (c) Albertsons Cos, Inc 6.500 02/15/28 3,542,199
2,350,000 Costco Wholesale Corp 1.600 04/20/30 1,978,429
1,460,000 Kroger Co 3.875 10/15/46 1,129,093
675,000 SYSCO Corp 3.300 07/15/26 648,223
450,000 SYSCO Corp 6.000 01/17/34 478,799
2,250,000 SYSCO Corp 3.150 12/14/51 1,541,318
785,000 (c) US Foods, Inc 6.875 09/15/28 803,571
2,200,000 Walmart, Inc 1.050 09/17/26 2,016,853
280,000 Walmart, Inc 2.375 09/24/29 252,214
5,125,000 Walmart, Inc 1.800 09/22/31 4,255,005
2,375,000 Walmart, Inc 2.500 09/22/41 1,705,721
1,150,000 Walmart, Inc 4.500 04/15/53 1,063,053
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 19,414,478
ENERGY - 4.1%
2,000,000 (c) Antero Midstream Partners LP 6.625 02/01/32 2,008,732
3,950,000 (c) Archrock Partners LP 6.875 04/01/27 3,961,988
375,000 (c) Archrock Partners LP 6.250 04/01/28 371,039
550,000 Cenovus Energy, Inc 2.650 01/15/32 456,198
1,190,000 Cenovus Energy, Inc 5.400 06/15/47 1,120,815
2,750,000 Cheniere Energy Partners LP 3.250 01/31/32 2,342,545
300,000 Chevron USA, Inc 3.900 11/15/24 297,276
1,440,000 (c) Civitas Resources, Inc 8.375 07/01/28 1,515,905
640,000 (c) Civitas Resources, Inc 8.625 11/01/30 687,217
1,750,000 (c) Civitas Resources, Inc 8.750 07/01/31 1,872,605
90,852 (f) Cloud Peak Energy, Inc 12.000 05/01/25 83,169
1,350,000 (c) CNX Resources Corp 7.250 03/01/32 1,372,178
1,500,000 (c) Cosan Ltd 5.500 09/20/29 1,432,868
5,000,000 Diamondback Energy, Inc 4.400 03/24/51 4,141,942
1,790,000 (c) DT Midstream, Inc 4.125 06/15/29 1,645,604
1,490,000 (c) DT Midstream, Inc 4.375 06/15/31 1,349,380
2,300,000 Ecopetrol S.A. 6.875 04/29/30 2,245,643
2,275,000 Ecopetrol S.A. 4.625 11/02/31 1,892,639
300,000 Ecopetrol S.A. 8.875 01/13/33 317,320
2,000,000 (c) Empresa Nacional del Petroleo 3.450 09/16/31 1,707,800
3,450,000 Enbridge, Inc 5.700 03/08/33 3,533,331
2,340,000 Enbridge, Inc 5.750 07/15/80 2,214,572
500,000 (c) Energean Israel Finance Ltd 4.875 03/30/26 473,750
897,000 (c) Energean Israel Finance Ltd 5.375 03/30/28 818,057
1,450,000 (c) Energean Israel Finance Ltd 8.500 09/30/33 1,433,502
1,375,000 Energy Transfer LP 2.900 05/15/25 1,334,559
950,000 Energy Transfer LP 4.750 01/15/26 939,998
2,000,000 Energy Transfer LP 4.950 06/15/28 1,983,932
575,000 Energy Transfer LP 5.250 04/15/29 575,636
2,900,000 Energy Transfer LP 5.750 02/15/33 2,945,952

Core Plus Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,825,000 Energy Transfer LP 6.550% 12/01/33 $ 1,959,124
1,100,000 Energy Transfer LP 5.550 05/15/34 1,103,351
600,000 Energy Transfer LP 5.400 10/01/47 553,721
2,100,000 Energy Transfer LP 6.250 04/15/49 2,155,302
2,700,000 Energy Transfer LP 5.000 05/15/50 2,368,896
3,000,000 Energy Transfer LP 5.950 05/15/54 2,993,838
4,200,000 Energy Transfer LP 6.500 N/A(e) 4,116,596
575,000 Energy Transfer Operating LP 5.500 06/01/27 578,559
525,000 (c) EnLink Midstream LLC 5.625 01/15/28 520,000
1,025,000 Enterprise Products Operating LLC 3.700 02/15/26 1,001,501
1,550,000 Enterprise Products Operating LLC 3.125 07/31/29 1,429,721
200,000 Enterprise Products Operating LLC 2.800 01/31/30 179,260
1,025,000 Enterprise Products Operating LLC 4.250 02/15/48 877,166
2,105,000 Enterprise Products Operating LLC 4.200 01/31/50 1,779,491
825,000 Enterprise Products Operating LLC 3.200 02/15/52 577,928
1,225,000 Enterprise Products Operating LLC 3.300 02/15/53 869,318
450,000 (c) EQM Midstream Partners LP 6.000 07/01/25 450,572
800,000 (c) EQM Midstream Partners LP 6.500 07/01/27 807,075
2,000,000 (c) EQM Midstream Partners LP 4.500 01/15/29 1,875,285
695,000 (c) EQM Midstream Partners LP 6.375 04/01/29 700,104
850,000 (c) EQT Corp 3.125 05/15/26 805,567
2,548,320 (c) Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 2,190,690
2,750,000 (c) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 2,235,930
3,750,000 Genesis Energy LP 6.250 05/15/26 3,726,342
490,000 Genesis Energy LP 8.250 01/15/29 503,032
450,000 (c) Hilcorp Energy I LP 5.750 02/01/29 438,317
1,000,000 (c) Hilcorp Energy I LP 6.000 04/15/30 979,108
450,000 (c) Hilcorp Energy I LP 6.000 02/01/31 437,545
3,000,000 (c) Hilcorp Energy I LP 8.375 11/01/33 3,252,585
775,000 (c) Hunt Oil Co of Peru LLC Sucursal Del Peru 8.550 09/18/33 829,200
1,700,000 (c) KazMunayGas National Co JSC 5.375 04/24/30 1,666,075
2,000,000 (c) KazMunayGas National Co JSC 3.500 04/14/33 1,661,500
2,000,000 (c) Kinetik Holdings LP 6.625 12/15/28 2,035,508
1,070,000 (c) Kodiak Gas Services LLC 7.250 02/15/29 1,089,889
1,050,000 (c) Kosmos Energy Ltd 7.750 05/01/27 1,036,651
1,025,000 (c) Leviathan Bond Ltd 6.125 06/30/25 1,006,304
5,250,000 Marathon Oil Corp 5.300 04/01/29 5,240,463
2,200,000 Marathon Petroleum Corp 3.800 04/01/28 2,110,798
4,150,000 Marathon Petroleum Corp 4.750 09/15/44 3,692,556
1,650,000 Marathon Petroleum Corp 5.000 09/15/54 1,468,532
1,500,000 (c) Medco Maple Tree Pte Ltd 8.960 04/27/29 1,558,467
485,000 (c) Midwest Connector Capital Co LLC 4.625 04/01/29 468,212
2,625,000 MPLX LP 1.750 03/01/26 2,453,834
7,275,000 MPLX LP 2.650 08/15/30 6,257,237
1,550,000 MPLX LP 4.700 04/15/48 1,322,257
1,617,000 Murphy Oil Corp 5.875 12/01/27 1,604,000
325,000 Occidental Petroleum Corp 5.500 12/01/25 324,775
800,000 Occidental Petroleum Corp 5.550 03/15/26 802,953
2,375,000 Occidental Petroleum Corp 3.500 08/15/29 2,153,541
2,000,000 Occidental Petroleum Corp 6.600 03/15/46 2,155,456
1,650,000 ONEOK, Inc 4.500 03/15/50 1,345,443
2,000,000 (c) Parkland Corp 4.500 10/01/29 1,849,837
1,260,000 (c) Parkland Corp 4.625 05/01/30 1,161,592
1,210,000 (c) Permian Resources Operating LLC 7.000 01/15/32 1,255,271
4,000,000 (c) Pertamina Persero PT 1.400 02/09/26 3,707,876
2,000,000 (c) Pertamina Persero PT 2.300 02/09/31 1,652,735
1,992,000 Petroleos Mexicanos 6.840 01/23/30 1,756,772
2,700,000 Petroleos Mexicanos 5.950 01/28/31 2,165,412
4,509,000 Petroleos Mexicanos 6.700 02/16/32 3,749,876
2,700,000 Phillips 66 2.150 12/15/30 2,265,033
1,450,000 Phillips 66 3.300 03/15/52 1,014,224

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 715,000 Phillips 66 Co 4.680% 02/15/45 $ 634,698
2,500,000 (c) Promigas S.A. ESP 3.750 10/16/29 2,203,649
5,130,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 5,170,485
3,300,000 Sabine Pass Liquefaction LLC 4.500 05/15/30 3,173,647
662,000 (c) Saka Energi Indonesia PT 4.450 05/05/24 661,248
2,675,000 (c) Saudi Arabian Oil Co 2.250 11/24/30 2,252,179
2,000,000 (c) SierraCol Energy Andina LLC 6.000 06/15/28 1,757,186
455,000 Suncor Energy, Inc 6.800 05/15/38 492,599
1,400,000 Sunoco Logistics Partners Operations LP 4.000 10/01/27 1,345,526
1,150,000 Sunoco LP 4.500 05/15/29 1,068,946
525,000 Targa Resources Partners LP 6.500 07/15/27 530,802
2,000,000 (c) Thaioil Treasury Center Co Ltd 2.500 06/18/30 1,683,062
3,300,000 TotalEnergies Capital International S.A. 3.127 05/29/50 2,350,119
2,000,000 TransCanada Trust 5.500 09/15/79 1,838,916
999,000 (c) Transocean, Inc 8.750 02/15/30 1,041,633
1,168,000 (c) Tullow Oil plc 10.250 05/15/26 1,110,679
1,600,000 USA Compression Partners LP 6.875 04/01/26 1,598,160
1,075,000 USA Compression Partners LP 6.875 09/01/27 1,077,557
1,415,000 (c) USA Compression Partners LP 7.125 03/15/29 1,432,625
2,000,000 (c) Venture Global Calcasieu Pass LLC 4.125 08/15/31 1,778,399
2,205,000 (c) Venture Global LNG, Inc 8.125 06/01/28 2,249,510
3,000,000 (c) Venture Global LNG, Inc 9.875 02/01/32 3,233,232
1,800,000 Williams Cos, Inc 2.600 03/15/31 1,533,639
3,075,000 Williams Cos, Inc 5.650 03/15/33 3,154,884
TOTAL ENERGY 194,777,735
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.5%
2,050,000 Agree LP 2.000 06/15/28 1,802,424
350,000 Alexandria Real Estate Equities, Inc 3.950 01/15/27 337,877
450,000 Alexandria Real Estate Equities, Inc 3.950 01/15/28 430,979
1,650,000 Alexandria Real Estate Equities, Inc 4.900 12/15/30 1,626,543
1,125,000 Alexandria Real Estate Equities, Inc 1.875 02/01/33 854,654
1,425,000 American Tower Corp 2.950 01/15/25 1,394,621
475,000 American Tower Corp 3.375 10/15/26 453,692
1,200,000 American Tower Corp 3.600 01/15/28 1,133,712
1,480,000 American Tower Corp 3.800 08/15/29 1,381,227
4,100,000 American Tower Corp 2.900 01/15/30 3,604,874
825,000 American Tower Corp 2.100 06/15/30 685,337
1,390,000 American Tower Corp 1.875 10/15/30 1,127,015
950,000 Brandywine Operating Partnership LP 4.100 10/01/24 939,120
1,750,000 Brixmor Operating Partnership LP 3.850 02/01/25 1,719,936
350,000 Brixmor Operating Partnership LP 2.250 04/01/28 310,790
1,775,000 CubeSmart LP 2.250 12/15/28 1,556,783
590,000 Equinix, Inc 2.150 07/15/30 488,952
2,375,000 Essential Properties LP 2.950 07/15/31 1,926,228
1,890,000 Essex Portfolio LP 3.000 01/15/30 1,676,091
1,285,000 Extra Space Storage LP 2.400 10/15/31 1,057,203
600,000 Federal Realty OP LP 1.250 02/15/26 554,971
800,000 (c) HAT Holdings I LLC 8.000 06/15/27 834,160
1,500,000 Healthcare Realty Holdings LP 3.875 05/01/25 1,466,429
1,225,000 Healthcare Realty Holdings LP 3.500 08/01/26 1,169,056
1,500,000 Healthcare Realty Holdings LP 3.625 01/15/28 1,385,108
3,055,000 Healthcare Realty Holdings LP 3.100 02/15/30 2,659,975
525,000 Healthcare Realty Holdings LP 2.400 03/15/30 429,761
550,000 Healthcare Realty Holdings LP 2.050 03/15/31 424,114
375,000 Highwoods Realty LP 3.875 03/01/27 352,978
725,000 Highwoods Realty LP 4.125 03/15/28 677,906
700,000 Highwoods Realty LP 4.200 04/15/29 637,167
3,369,000 Highwoods Realty LP 2.600 02/01/31 2,662,251
3,845,000 (c) Iron Mountain, Inc 7.000 02/15/29 3,918,272
925,000 Kimco Realty OP LLC 3.850 06/01/25 907,475
300,000 Kimco Realty OP LLC 3.250 08/15/26 284,241

Core Plus Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 2,225,000 Kite Realty Group LP 5.500% 03/01/34 $ 2,210,955
1,700,000 Kite Realty Group Trust 4.750 09/15/30 1,626,534
1,000,000 Mid-America Apartments LP 3.750 06/15/24 995,408
850,000 Mid-America Apartments LP 4.000 11/15/25 832,938
3,925,000 Mid-America Apartments LP 2.750 03/15/30 3,471,104
1,625,000 Mid-America Apartments LP 1.700 02/15/31 1,308,359
1,000,000 Mid-America Apartments LP 2.875 09/15/51 640,161
3,375,000 MPT Operating Partnership LP 3.500 03/15/31 2,317,342
550,000 National Retail Properties, Inc 4.000 11/15/25 537,750
600,000 National Retail Properties, Inc 3.600 12/15/26 573,090
650,000 NNN REIT, Inc 5.600 10/15/33 658,114
625,000 ProLogis LP 2.875 11/15/29 564,500
875,000 Regency Centers LP 3.900 11/01/25 848,072
425,000 Regency Centers LP 3.600 02/01/27 409,016
1,650,000 Regency Centers LP 2.950 09/15/29 1,476,342
603,000 SITE Centers Corp 3.625 02/01/25 593,647
3,820,000 SITE Centers Corp 4.250 02/01/26 3,761,522
650,000 SITE Centers Corp 4.700 06/01/27 640,984
2,250,000 (c) Trust Fibra Uno 7.375 02/13/34 2,245,122
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 68,582,882
FINANCIAL SERVICES - 3.3%
2,150,000 AerCap Ireland Capital DAC 1.750 01/30/26 2,007,474
8,375,000 AerCap Ireland Capital DAC 3.000 10/29/28 7,577,873
750,000 AerCap Ireland Capital DAC 3.850 10/29/41 594,038
1,000,000 (a),(c) Alamo Re Ltd 12.845 06/07/25 999,500
4,086,000 Bank of New York Mellon Corp 4.700 N/A(e) 4,009,319
1,500,000 (c) BOC Aviation USA Corp 1.625 04/29/24 1,495,236
75,000 Capital One Financial Corp 3.750 03/09/27 71,984
3,940,000 (d) Capital One Financial Corp 3.950 N/A(e) 3,499,805
6,675,000 Charles Schwab Corp 5.375 N/A(e) 6,628,803
500,000 (a),(c) Citrus Re Ltd SOFR + 5.240% 5.100 06/07/25 503,350
600,000 (c) Compass Group Diversified Holdings LLC 5.250 04/15/29 570,079
1,210,000 (c) Corebridge Financial, Inc 6.050 09/15/33 1,246,443
1,575,000 Corebridge Financial, Inc 5.750 01/15/34 1,606,794
3,400,000 Deutsche Bank AG. 6.000 N/A(e) 3,138,976
2,450,000 Discover Bank 2.450 09/12/24 2,413,690
800,000 Discover Bank 4.250 03/13/26 779,204
1,625,000 Discover Bank 3.450 07/27/26 1,547,570
1,375,000 Discover Bank 2.700 02/06/30 1,181,759
6,400,000 (d) Discover Financial Services 6.125 N/A(e) 6,413,210
550,000 (c) Equitable Financial Life Global Funding 1.400 07/07/25 521,477
4,550,000 Equitable Holdings, Inc 4.950 N/A(e) 4,446,666
INR 45,000,000 European Bank for Reconstruction & Development 6.300 10/26/27 529,199
1,705,000 (c) FirstCash, Inc 6.875 03/01/32 1,704,205
2,135,000 Fiserv, Inc 3.500 07/01/29 1,988,042
2,350,000 Fiserv, Inc 5.450 03/15/34 2,380,119
1,000,000 Goldman Sachs Group, Inc 3.500 04/01/25 981,068
8,200,000 Goldman Sachs Group, Inc 4.482 08/23/28 8,016,604
2,500,000 Goldman Sachs Group, Inc 2.615 04/22/32 2,098,130
710,000 Goldman Sachs Group, Inc 2.650 10/21/32 590,735
1,050,000 Goldman Sachs Group, Inc 4.411 04/23/39 939,941
1,625,000 Goldman Sachs Group, Inc 3.210 04/22/42 1,221,911
1,450,000 Goldman Sachs Group, Inc 3.436 02/24/43 1,123,183
3,000,000 Goldman Sachs Group, Inc 5.500 N/A(e) 2,974,337
4,925,000 (d) Goldman Sachs Group, Inc 7.500 N/A(e) 5,229,567
1,250,000 (a),(c) Hestia Re Ltd SOFR + 9.370% 14.720 04/22/25 1,226,250
925,000 Icahn Enterprises LP 5.250 05/15/27 835,960
3,850,000 Icahn Enterprises LP 4.375 02/01/29 3,282,482
3,000,000 (c) Indian Railway Finance Corp Ltd 2.800 02/10/31 2,541,511
425,000 Legg Mason, Inc 3.950 07/15/24 422,733
3,425,000 (c) LPL Holdings, Inc 4.000 03/15/29 3,148,943

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 500,000 (a),(c) Matterhorn Re Ltd SOFR + 5.250% 5.889% 03/24/25 $ 497,950
1,956,000 (c) Mexico Remittances Funding Fiduciary Estate
Management Sarl
4.875 01/15/28 1,754,735
1,301,720 (c) Minejesa Capital BV 4.625 08/10/30 1,235,434
1,000,000 (c) Minejesa Capital BV 5.625 08/10/37 906,924
3,445,000 Morgan Stanley 2.720 07/22/25 3,410,203
2,650,000 Morgan Stanley 2.188 04/28/26 2,556,591
6,625,000 Morgan Stanley 3.125 07/27/26 6,336,738
1,480,000 Morgan Stanley 3.950 04/23/27 1,428,942
550,000 Morgan Stanley 5.449 07/20/29 554,823
2,400,000 Morgan Stanley 6.407 11/01/29 2,516,551
325,000 Morgan Stanley 5.173 01/16/30 325,275
4,000,000 Morgan Stanley 5.250 04/21/34 3,968,736
3,200,000 Morgan Stanley 5.424 07/21/34 3,209,919
2,000,000 Navient Corp 5.500 03/15/29 1,862,193
1,000,000 (c) NFP Corp 4.875 08/15/28 1,002,264
1,000,000 (c) NFP Corp 7.500 10/01/30 1,053,506
1,140,000 Northern Trust Corp 3.950 10/30/25 1,116,773
2,421,000 Northern Trust Corp 4.600 N/A(e) 2,323,575
1,345,000 OneMain Finance Corp 3.500 01/15/27 1,248,564
350,000 (c) PennyMac Financial Services, Inc 7.875 12/15/29 359,641
2,375,000 (c) Power Finance Corp Ltd 3.950 04/23/30 2,165,739
2,000,000 (c) Rocket Mortgage LLC 4.000 10/15/33 1,694,182
1,830,000 S&P Global, Inc 4.250 05/01/29 1,782,758
1,350,000 Springleaf Finance Corp 5.375 11/15/29 1,269,287
3,750,000 State Street Corp 6.700 N/A(e) 3,805,207
2,325,000 UBS Group AG. 3.750 03/26/25 2,281,138
475,000 (c) UBS Group AG. 2.193 06/05/26 455,401
5,900,000 (c) UBS Group AG. 1.305 02/02/27 5,446,445
2,050,000 (c) UBS Group AG. 6.442 08/11/28 2,110,537
2,100,000 (c) UBS Group AG. 3.179 02/11/43 1,536,287
2,500,000 (c) UBS Group AG. 9.250 N/A(e) 2,708,688
2,100,000 (c) UBS Group AG. 9.250 N/A(e) 2,369,928
550,000 Visa, Inc 2.700 04/15/40 412,159
260,000 Voya Financial, Inc 5.700 07/15/43 254,573
TOTAL FINANCIAL SERVICES 158,449,836
FOOD, BEVERAGE & TOBACCO - 1.3%
2,377,000 Anheuser-Busch Cos LLC 3.650 02/01/26 2,322,775
2,575,000 Anheuser-Busch Cos LLC 4.700 02/01/36 2,489,560
2,830,000 Anheuser-Busch Cos LLC 4.900 02/01/46 2,689,378
5,580,000 Anheuser-Busch InBev Worldwide, Inc 4.750 01/23/29 5,578,371
5,000,000 Anheuser-Busch InBev Worldwide, Inc 5.000 06/15/34 5,029,750
3,700,000 BAT Capital Corp 2.259 03/25/28 3,293,692
3,650,000 BAT Capital Corp 4.906 04/02/30 3,570,686
3,735,000 BAT Capital Corp 2.726 03/25/31 3,140,407
4,400,000 BAT International Finance plc 4.448 03/16/28 4,272,612
2,250,000 (c) Becle SAB de C.V. 2.500 10/14/31 1,791,022
2,500,000 (c) Bimbo Bakeries USA, Inc 6.050 01/15/29 2,586,797
2,700,000 (c) Cia Cervecerias Unidas S.A. 3.350 01/19/32 2,292,813
3,000,000 (c) Coca-Cola Icecek AS. 4.500 01/20/29 2,797,980
450,000 Constellation Brands, Inc 4.400 11/15/25 443,159
450,000 Constellation Brands, Inc 3.700 12/06/26 434,111
1,625,000 Constellation Brands, Inc 3.150 08/01/29 1,480,072
2,350,000 Constellation Brands, Inc 2.875 05/01/30 2,078,797
1,700,000 Constellation Brands, Inc 2.250 08/01/31 1,404,175
1,650,000 Diageo Capital plc 2.125 10/24/24 1,618,764
1,700,000 (c) Grupo Bimbo SAB de C.V. 4.700 11/10/47 1,477,025
1,500,000 Kraft Heinz Foods Co 4.375 06/01/46 1,266,817
500,000 (c) Land O' Lakes, Inc 8.000 N/A(e) 432,500
2,500,000 (c) MARB BondCo plc 3.950 01/29/31 2,061,652
4,000,000 Philip Morris International, Inc 5.250 02/13/34 3,964,539

Core Plus Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 680,000 (c) Post Holdings, Inc 6.250% 02/15/32 $ 684,956
1,500,000 (c) Primo Water Holdings, Inc 4.375 04/30/29 1,379,364
2,500,000 (c) Ulker Biskuvi Sanayi AS. 6.950 10/30/25 2,478,660
TOTAL FOOD, BEVERAGE & TOBACCO 63,060,434
HEALTH CARE EQUIPMENT & SERVICES - 1.5%
450,000 Abbott Laboratories 5.300 05/27/40 464,628
150,000 Aetna, Inc 6.625 06/15/36 164,409
1,200,000 Boston Scientific Corp 2.650 06/01/30 1,056,897
1,640,000 Centene Corp 2.450 07/15/28 1,454,210
6,410,000 Centene Corp 3.000 10/15/30 5,495,914
1,358,000 (c) CHS 8.000 03/15/26 1,355,258
1,250,000 (c) CHS 5.250 05/15/30 1,019,265
1,525,000 Cigna Group 3.200 03/15/40 1,154,396
5,175,000 CVS Health Corp 4.780 03/25/38 4,778,998
1,400,000 CVS Health Corp 2.700 08/21/40 971,931
8,425,000 CVS Health Corp 5.050 03/25/48 7,651,398
2,000,000 (c) DaVita, Inc 4.625 06/01/30 1,790,568
4,200,000 Elevance Health, Inc 2.250 05/15/30 3,591,906
1,575,000 Elevance Health, Inc 5.125 02/15/53 1,509,386
4,630,000 Encompass Health Corp 4.500 02/01/28 4,409,706
9,000,000 HCA, Inc 3.500 09/01/30 8,139,214
2,075,000 HCA, Inc 3.625 03/15/32 1,836,867
1,700,000 HCA, Inc 4.625 03/15/52 1,420,800
3,500,000 (c) Hologic, Inc 3.250 02/15/29 3,136,672
2,000,000 Humana, Inc 2.150 02/03/32 1,599,079
800,000 Humana, Inc 5.875 03/01/33 825,553
1,025,000 McKesson Corp 5.100 07/15/33 1,034,533
2,500,000 Medtronic Global Holdings S.C.A 4.250 03/30/28 2,456,028
375,000 Tenet Healthcare Corp 4.625 06/15/28 357,072
3,400,000 (d) Tenet Healthcare Corp 6.125 10/01/28 3,387,814
5,600,000 Tenet Healthcare Corp 4.375 01/15/30 5,175,921
2,650,000 UnitedHealth Group, Inc 2.950 10/15/27 2,493,780
3,625,000 UnitedHealth Group, Inc 2.300 05/15/31 3,070,916
1,085,000 UnitedHealth Group, Inc 3.750 10/15/47 857,700
TOTAL HEALTH CARE EQUIPMENT & SERVICES 72,660,819
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
1,875,000 Church & Dwight Co, Inc 2.300 12/15/31 1,558,789
1,170,000 (c) Coty, Inc 6.625 07/15/30 1,188,125
2,000,000 Haleon US Capital LLC 3.375 03/24/27 1,913,951
4,100,000 Haleon US Capital LLC 3.625 03/24/32 3,694,957
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 8,355,822
INSURANCE - 1.2%
2,550,000 (c) Acrisure LLC 4.250 02/15/29 2,302,164
53,000 Aflac, Inc 6.450 08/15/40 58,057
825,000 (c) Alliant Holdings Intermediate LLC 4.250 10/15/27 776,704
4,360,000 (c) Alliant Holdings Intermediate LLC 6.750 04/15/28 4,390,773
1,250,000 Aon Corp 2.800 05/15/30 1,101,082
1,450,000 Aon Corp 5.350 02/28/33 1,457,850
2,425,000 Aon Global Ltd 3.500 06/14/24 2,413,737
1,045,000 (c) Ardonagh Finco Ltd 7.750 02/15/31 1,040,283
500,000 Berkshire Hathaway Finance Corp 2.875 03/15/32 442,012
3,895,000 Berkshire Hathaway Finance Corp 2.850 10/15/50 2,628,544
400,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 323,346
500,000 (a),(c) Bonanza RE Ltd SOFR + 5.780% 11.135 03/16/25 469,050
1,690,000 (c) Five Corners Funding Trust II 2.850 05/15/30 1,481,251
7,425,000 Hartford Financial Services Group, Inc 2.800 08/19/29 6,662,369
250,000 Hartford Financial Services Group, Inc 4.300 04/15/43 214,605
850,000 Hartford Financial Services Group, Inc 2.900 09/15/51 555,375
2,000,000 (c) High Street Funding Trust I 4.111 02/15/28 1,885,292
545,000 (c) Howden UK Refinance plc 7.250 02/15/31 547,058

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 2,755,000 (c) HUB International Ltd 7.250% 06/15/30 $ 2,831,305
1,521,000 (c) Liberty Mutual Group, Inc 4.569 02/01/29 1,481,202
1,750,000 (c) Liberty Mutual Group, Inc 3.951 10/15/50 1,315,901
1,400,000 MetLife, Inc 3.600 04/10/24 1,399,374
260,000 MetLife, Inc 3.600 11/13/25 253,666
625,000 MetLife, Inc 5.000 07/15/52 588,385
3,920,000 MetLife, Inc 3.850 N/A(e) 3,767,918
3,250,000 (c) Panther Escrow Issuer LLC 7.125 06/01/31 3,304,307
500,000 Principal Financial Group, Inc 2.125 06/15/30 418,888
500,000 Prudential Financial, Inc 3.905 12/07/47 399,084
4,000,000 Prudential Financial, Inc 5.125 03/01/52 3,749,375
2,350,000 Prudential Financial, Inc 6.500 03/15/54 2,382,489
1,050,000 Reinsurance Group of America, Inc 3.900 05/15/29 990,878
900,000 (c) Swiss Re Finance Luxembourg S.A. 5.000 04/02/49 873,000
1,500,000 (a),(c) Vitality Re XIV Ltd U.S. Treasury Bill 3 M + 3.500% 8.840 01/05/27 1,525,200
1,850,000 (a),(c) Vitality Re XV Ltd U.S. Treasury Bill 3 M + 2.500% 7.868 01/07/28 1,847,410
850,000 Willis North America, Inc 3.600 05/15/24 847,471
TOTAL INSURANCE 56,725,405
MATERIALS - 1.9%
2,650,000 Albemarle Corp 4.650 06/01/27 2,600,580
2,000,000 (c) Alpek SAB de C.V. 3.250 02/25/31 1,712,607
270,000 Amcor Flexibles North America, Inc 3.100 09/15/26 252,983
1,200,000 Amcor Flexibles North America, Inc 2.630 06/19/30 1,033,336
3,700,000 Amcor Flexibles North America, Inc 2.690 05/25/31 3,143,669
2,300,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 2,070,491
1,500,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 1,310,786
1,225,000 (c) Ardagh Metal Packaging Finance USA LLC 3.250 09/01/28 1,058,181
1,445,000 (c) Arsenal AIC Parent LLC 8.000 10/01/30 1,517,084
2,900,000 (c) Avient Corp 5.750 05/15/25 2,887,063
3,570,000 Ball Corp 6.875 03/15/28 3,664,580
2,425,000 Ball Corp 2.875 08/15/30 2,069,131
5,375,000 Berry Global, Inc 1.570 01/15/26 5,024,483
3,125,000 Berry Global, Inc 1.650 01/15/27 2,836,879
1,500,000 (c) Celulosa Arauco y Constitucion S.A. 4.250 04/30/29 1,395,388
1,500,000 (c) Cemex SAB de C.V. 5.450 11/19/29 1,477,365
500,000 (c),(d) Cemex SAB de C.V. 3.875 07/11/31 443,005
875,000 (c) Cemex SAB de C.V. 9.125 N/A(e) 950,560
2,250,000 (c) Cleveland-Cliffs, Inc 7.000 03/15/32 2,279,701
1,500,000 Commercial Metals Co 4.125 01/15/30 1,381,113
725,000 (c) Constellium SE 3.750 04/15/29 652,281
2,000,000 (c) Corp Nacional del Cobre de Chile 3.150 01/14/30 1,769,809
1,050,000 (c) Corp Nacional del Cobre de Chile 6.440 01/26/36 1,080,901
5,805,000 DowDuPont, Inc 4.493 11/15/25 5,727,669
1,605,000 DuPont de Nemours, Inc 4.725 11/15/28 1,602,747
1,785,000 (c) Freeport Indonesia PT 5.315 04/14/32 1,746,315
4,900,000 (c) Gates Global LLC 6.250 01/15/26 4,888,128
1,215,000 (c) Inversiones CMPC S.A. 6.125 06/23/33 1,232,355
1,785,000 (c) Mauser Packaging Solutions Holding Co 7.875 08/15/26 1,818,471
2,000,000 (c) Mineral Resources Ltd 8.000 11/01/27 2,040,824
1,325,000 (c) Mineral Resources Ltd 9.250 10/01/28 1,395,489
3,000,000 (c) Nova Chemicals Corp 4.875 06/01/24 2,986,974
2,500,000 Nutrien Ltd 2.950 05/13/30 2,228,562
1,920,000 (c) OCI NV 4.625 10/15/25 1,875,443
1,100,000 (c) OCP S.A. 3.750 06/23/31 936,100
2,000,000 Olin Corp 5.125 09/15/27 1,953,747
1,975,000 (c) Orbia Advance Corp SAB de C.V. 1.875 05/11/26 1,813,851
2,075,000 Sasol Financing USA LLC 4.375 09/18/26 1,956,924
670,000 (c) Sealed Air Corp 6.125 02/01/28 671,390
600,000 (c) Sealed Air Corp 7.250 02/15/31 623,812
1,000,000 (c) St. Marys Cement, Inc Canada 5.750 04/02/34 990,000
2,000,000 (c) SunCoke Energy, Inc 4.875 06/30/29 1,810,806

Core Plus Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 3,000,000 Suzano Austria GmbH 3.125% 01/15/32 $ 2,492,204
3,911,000 (c) Tronox, Inc 4.625 03/15/29 3,507,917
2,675,000 (c) UltraTech Cement Ltd 2.800 02/16/31 2,261,927
TOTAL MATERIALS 89,173,631
MEDIA & ENTERTAINMENT - 1.8%
2,000,000 (c) Altice Financing S.A. 5.750 08/15/29 1,602,483
6,000,000 (c) CCO Holdings LLC 5.125 05/01/27 5,716,629
1,800,000 (c) CCO Holdings LLC 4.500 08/15/30 1,508,485
2,200,000 (d) Charter Communications Operating LLC 4.400 04/01/33 1,949,674
5,000,000 Charter Communications Operating LLC 3.500 03/01/42 3,336,176
1,465,000 Charter Communications Operating LLC 5.125 07/01/49 1,135,159
8,150,000 Charter Communications Operating LLC 4.800 03/01/50 6,032,725
5,000,000 Comcast Corp 4.150 10/15/28 4,880,027
2,975,000 Comcast Corp 3.200 07/15/36 2,443,891
1,000,000 Comcast Corp 3.900 03/01/38 871,398
15,185,000 Comcast Corp 2.887 11/01/51 9,856,940
5,000,000 (c) CSC Holdings LLC 5.500 04/15/27 4,473,568
980,000 (c) CSC Holdings LLC 11.250 05/15/28 971,124
985,000 (c) DIRECTV Holdings LLC 5.875 08/15/27 931,846
1,275,000 Lamar Media Corp 3.750 02/15/28 1,191,158
3,000,000 Lamar Media Corp 4.875 01/15/29 2,890,724
1,000,000 Lamar Media Corp 4.000 02/15/30 908,849
825,000 Lamar Media Corp 3.625 01/15/31 723,880
1,275,000 (c) LCPR Senior Secured Financing DAC 5.125 07/15/29 1,067,779
2,550,000 (c) Live Nation Entertainment, Inc 6.500 05/15/27 2,577,869
825,000 (c) News Corp 3.875 05/15/29 754,423
3,500,000 Paramount Global 6.375 03/30/62 3,233,909
590,000 (c) Sirius XM Radio, Inc 3.125 09/01/26 552,667
2,725,000 (c) Sirius XM Radio, Inc 4.000 07/15/28 2,493,024
1,575,000 (c) Sirius XM Radio, Inc 4.125 07/01/30 1,376,815
3,000,000 (c) Sunrise FinCo I BV 4.875 07/15/31 2,677,433
1,230,000 Time Warner Cable LLC 5.875 11/15/40 1,065,452
475,000 Time Warner Cable LLC 4.500 09/15/42 351,408
1,275,000 (c) Univision Communications, Inc 4.500 05/01/29 1,139,409
2,000,000 (c) VZ Secured Financing BV 5.000 01/15/32 1,717,207
5,000,000 Warnermedia Holdings, Inc 3.755 03/15/27 4,771,638
6,475,000 Warnermedia Holdings, Inc 5.050 03/15/42 5,565,218
725,000 Warnermedia Holdings, Inc 5.141 03/15/52 601,748
1,825,000 (d) Weibo Corp 3.375 07/08/30 1,584,103
1,413,000 (c) Ziff Davis, Inc 4.625 10/15/30 1,273,809
TOTAL MEDIA & ENTERTAINMENT 84,228,647
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
1,250,000 AbbVie, Inc 3.200 11/21/29 1,151,871
3,450,000 AbbVie, Inc 5.050 03/15/34 3,492,762
3,325,000 AbbVie, Inc 4.050 11/21/39 2,960,578
1,700,000 AbbVie, Inc 5.400 03/15/54 1,749,800
5,975,000 Amgen, Inc 5.250 03/02/33 6,025,262
5,600,000 Amgen, Inc 5.650 03/02/53 5,706,148
25,000 AstraZeneca Finance LLC 2.250 05/28/31 21,118
1,500,000 (c) Avantor Funding, Inc 4.625 07/15/28 1,421,421
2,040,000 (c) Avantor Funding, Inc 3.875 11/01/29 1,838,937
1,090,000 Danaher Corp 2.800 12/10/51 717,853
1,675,000 Eli Lilly & Co 5.000 02/09/54 1,665,568
4,750,000 Gilead Sciences, Inc 5.250 10/15/33 4,847,224
450,000 Gilead Sciences, Inc 4.000 09/01/36 403,681
2,000,000 Gilead Sciences, Inc 5.550 10/15/53 2,070,161
900,000 Johnson & Johnson 3.400 01/15/38 771,696
1,325,000 Merck & Co, Inc 2.750 12/10/51 866,227
2,000,000 (c) Organon Finance   LLC 4.125 04/30/28 1,863,783
3,150,000 (c) Organon Finance   LLC 5.125 04/30/31 2,800,688

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 1,375,000 Pfizer Investment Enterprises Pte Ltd 4.750% 05/19/33 $ 1,353,803
10,750,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 10,688,016
3,000,000 Teva Pharmaceutical Finance Netherlands III BV 3.150 10/01/26 2,804,674
700,000 Teva Pharmaceutical Finance Netherlands III BV 4.750 05/09/27 677,653
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 55,898,924
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,850,000 (c),(d) Cushman & Wakefield US Borrower LLC 6.750 05/15/28 1,826,844
1,400,000 Kennedy-Wilson, Inc 4.750 03/01/29 1,152,516
1,475,000 Kennedy-Wilson, Inc 5.000 03/01/31 1,147,776
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 4,127,136
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
8,558,000 (c) Broadcom, Inc 4.926 05/15/37 8,122,109
1,035,000 Intel Corp 3.734 12/08/47 804,098
3,595,000 NVIDIA Corp 2.000 06/15/31 3,037,664
1,425,000 NXP BV 3.875 06/18/26 1,383,282
1,175,000 NXP BV 4.400 06/01/27 1,151,910
725,000 NXP BV 3.400 05/01/30 658,036
1,575,000 NXP BV 3.125 02/15/42 1,135,696
700,000 Texas Instruments, Inc 2.625 05/15/24 697,484
505,000 Texas Instruments, Inc 4.150 05/15/48 434,767
1,500,000 Texas Instruments, Inc 5.000 03/14/53 1,471,686
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 18,896,732
SOFTWARE & SERVICES - 0.8%
2,975,000 Adobe, Inc 2.300 02/01/30 2,618,132
3,000,000 (c) Ahead DB Holdings LLC 6.625 05/01/28 2,715,000
265,000 (c) CA Magnum Holdings 5.375 10/31/26 253,159
900,000 (c) Gartner, Inc 3.750 10/01/30 805,625
2,270,000 (c) Gen Digital, Inc 6.750 09/30/27 2,302,506
3,000,000 Microsoft Corp 2.400 08/08/26 2,847,257
875,000 (c) Microsoft Corp 3.400 09/15/26 847,468
1,165,000 Microsoft Corp 3.300 02/06/27 1,129,218
1,100,000 (c) Microsoft Corp 1.350 09/15/30 907,970
1,149,000 Microsoft Corp 2.525 06/01/50 755,080
565,000 (c) Open Text Corp 6.900 12/01/27 584,204
2,830,000 (c) Open Text Corp 3.875 12/01/29 2,521,531
550,000 (c) Open Text Holdings, Inc 4.125 02/15/30 492,732
4,300,000 Oracle Corp 4.900 02/06/33 4,209,907
5,450,000 Oracle Corp 5.550 02/06/53 5,331,376
1,300,000 Roper Technologies, Inc 1.400 09/15/27 1,153,361
4,100,000 Roper Technologies, Inc 2.000 06/30/30 3,422,039
3,525,000 Salesforce, Inc 2.700 07/15/41 2,550,814
1,145,000 (c) UKG, Inc 6.875 02/01/31 1,166,442
TOTAL SOFTWARE & SERVICES 36,613,821
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
1,470,000 Amphenol Corp 2.800 02/15/30 1,315,339
5,575,000 Apple, Inc 2.450 08/04/26 5,296,415
10,350,000 Apple, Inc 2.050 09/11/26 9,715,252
1,000,000 Apple, Inc 3.850 05/04/43 867,099
640,000 Apple, Inc 4.650 02/23/46 615,625
875,000 Flex Ltd 4.875 06/15/29 858,124
4,125,000 (c) Imola Merger Corp 4.750 05/15/29 3,867,809
1,500,000 (c) Lenovo Group Ltd 3.421 11/02/30 1,316,665
975,000 (c) Sensata Technologies BV 4.000 04/15/29 890,260
800,000 (c) Xerox Holdings Corp 8.875 11/30/29 815,010
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 25,557,598
TELECOMMUNICATION SERVICES - 2.3%
6,563,000 AT&T, Inc 2.550 12/01/33 5,256,800
2,085,000 AT&T, Inc 4.500 05/15/35 1,947,475
1,700,000 AT&T, Inc 3.500 06/01/41 1,327,016

Core Plus Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 20,570,000 AT&T, Inc 3.550% 09/15/55 $ 14,383,069
4,917,000 AT&T, Inc 3.800 12/01/57 3,560,016
3,500,000 (c) Bharti Airtel Ltd 3.250 06/03/31 3,075,618
3,200,000 (c) C&W Senior Financing Designated Activity Co 6.875 09/15/27 3,022,051
1,225,000 (c) CT Trust 5.125 02/03/32 1,086,058
2,575,000 (c) Empresa Nacional de Telecomunicaciones S.A. 3.050 09/14/32 2,050,743
2,000,000 (c) Frontier Communications Holdings LLC 5.875 10/15/27 1,936,273
1,925,000 (c) Iliad Holding SASU 6.500 10/15/26 1,906,970
893,000 (c) Iliad Holding SASU 7.000 10/15/28 883,813
1,500,000 (c) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 1,577,505
2,268,000 (c) Millicom International Cellular S.A. 5.125 01/15/28 2,151,252
1,175,000 (c) Millicom International Cellular S.A. 4.500 04/27/31 1,007,441
1,025,000 (c) Millicom International Cellular S.A. 7.375 04/02/32 1,025,000
370,000 Orange S.A. 5.375 01/13/42 368,321
3,575,000 (c) Sitios Latinoamerica SAB de C.V. 5.375 04/04/32 3,340,054
1,175,000 (c) Telecomunicaciones Digitales S.A. 4.500 01/30/30 1,056,249
1,150,000 Telefonica Emisiones S.A. 4.895 03/06/48 1,011,194
3,000,000 (c) Telefonica Moviles Chile S.A. 3.537 11/18/31 2,277,693
800,000 T-Mobile USA, Inc 2.250 02/15/26 757,006
10,850,000 T-Mobile USA, Inc 2.625 02/15/29 9,709,726
8,650,000 T-Mobile USA, Inc 3.875 04/15/30 8,103,168
3,750,000 T-Mobile USA, Inc 5.050 07/15/33 3,709,291
750,000 T-Mobile USA, Inc 3.000 02/15/41 552,411
3,000,000 T-Mobile USA, Inc 3.300 02/15/51 2,097,696
1,700,000 Verizon Communications, Inc 1.750 01/20/31 1,379,938
9,800,000 Verizon Communications, Inc 2.550 03/21/31 8,372,348
8,158,000 Verizon Communications, Inc 2.355 03/15/32 6,704,212
5,335,000 (c) Vmed O2 UK Financing I plc 4.750 07/15/31 4,598,152
2,850,000 Vodafone Group plc 4.375 02/19/43 2,462,338
2,620,000 Vodafone Group plc 4.250 09/17/50 2,114,863
6,000,000 Vodafone Group plc 4.125 06/04/81 5,167,943
TOTAL TELECOMMUNICATION SERVICES 109,979,703
TRANSPORTATION - 0.8%
3,600,000 (c) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 2,865,480
1,400,000 (c) Aeropuerto Internacional de Tocumen S.A. 4.000 08/11/41 1,026,319
1,800,000 Burlington Northern Santa Fe LLC 3.050 02/15/51 1,235,546
5,500,000 Canadian Pacific Railway Co 2.050 03/05/30 4,678,761
750,000 Canadian Pacific Railway Co 3.100 12/02/51 517,536
2,750,000 (c) Cargo Aircraft Management, Inc 4.750 02/01/28 2,486,927
700,000 CSX Corp 3.800 03/01/28 677,128
3,295,000 CSX Corp 4.250 03/15/29 3,225,520
2,300,000 (c) ENA Master Trust 4.000 05/19/48 1,611,150
2,000,000 (c) Grupo Aeromexico SAB de C.V. 8.500 03/17/27 1,982,998
667,819 (c) Lima Metro Line 2 Finance Ltd 4.350 04/05/36 619,087
3,260,000 (c) Misc Capital Two Labuan Ltd 3.750 04/06/27 3,112,786
3,200,000 (c) Rumo Luxembourg Sarl 4.200 01/18/32 2,718,556
2,000,000 (c) Transnet SOC Ltd 8.250 02/06/28 1,987,520
1,550,000 Union Pacific Corp 2.891 04/06/36 1,264,161
1,880,000 Union Pacific Corp 3.839 03/20/60 1,443,472
3,940,000 (c) XPO, Inc 6.250 06/01/28 3,972,572
TOTAL TRANSPORTATION 35,425,519
UTILITIES - 3.0%
2,030,000 (c) Adani Electricity Mumbai Ltd 3.867 07/22/31 1,665,672
325,000 AEP Transmission Co LLC 3.100 12/01/26 309,146
350,000 AEP Transmission Co LLC 4.000 12/01/46 288,546
2,285,000 AEP Transmission Co LLC 2.750 08/15/51 1,437,020
700,000 Alabama Power Co 4.150 08/15/44 590,609
3,971,763 (c) Alfa Desarrollo S.p.A 4.550 09/27/51 3,035,488
1,350,000 Ameren Corp 1.750 03/15/28 1,191,884
3,000,000 Ameren Illinois Co 4.950 06/01/33 2,969,165

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 3,225,000 Ameren Illinois Co 5.900% 12/01/52 $ 3,453,653
525,000 American Water Capital Corp 3.000 12/01/26 496,007
1,927,000 American Water Capital Corp 2.800 05/01/30 1,696,376
5,000,000 American Water Capital Corp 2.300 06/01/31 4,165,839
500,000 American Water Capital Corp 4.000 12/01/46 412,535
900,000 American Water Capital Corp 3.750 09/01/47 710,156
3,100,000 Atmos Energy Corp 1.500 01/15/31 2,487,904
250,000 Atmos Energy Corp 4.125 10/15/44 215,847
2,075,000 Atmos Energy Corp 6.200 11/15/53 2,337,642
1,325,000 Baltimore Gas and Electric Co 3.750 08/15/47 1,028,787
7,100,000 Berkshire Hathaway Energy Co 1.650 05/15/31 5,684,659
725,000 CenterPoint Energy Houston Electric LLC 3.000 03/01/32 630,906
525,000 (c) Clearway Energy Operating LLC 4.750 03/15/28 499,035
1,000,000 CMS Energy Corp 3.600 11/15/25 971,079
3,050,000 CMS Energy Corp 4.750 06/01/50 2,809,077
1,900,000 (c) Colbun S.A. 3.150 01/19/32 1,603,175
200,000 Commonwealth Edison Co 5.900 03/15/36 212,720
1,650,000 Commonwealth Edison Co 2.750 09/01/51 1,022,244
740,000 Consumers Energy Co 2.650 08/15/52 467,663
1,750,000 Consumers Energy Co 4.200 09/01/52 1,474,957
755,000 Dominion Energy, Inc 2.250 08/15/31 617,823
3,375,000 Dominion Energy, Inc 3.300 04/15/41 2,529,435
750,000 DTE Electric Co 3.650 03/01/52 567,665
1,875,000 DTE Electric Co 5.400 04/01/53 1,890,715
250,000 Duke Energy Corp 3.300 06/15/41 186,206
875,000 Duke Energy Corp 3.750 09/01/46 660,635
5,000,000 Duke Energy Florida LLC 3.400 10/01/46 3,663,849
1,300,000 (c) Electricidad Firme de Mexico Holdings S.A. de C.V. 4.900 11/20/26 1,226,368
2,525,000 (c) Empresas Publicas de Medellin ESP 4.250 07/18/29 2,187,302
2,000,000 (c) EnfraGen Energia Sur S.A. 5.375 12/30/30 1,658,590
3,125,000 Enterprise Products Operating LLC 3.700 01/31/51 2,414,386
3,450,000 (c) Eskom Holdings SOC Ltd 8.450 08/10/28 3,421,572
6,775,000 Exelon Corp 4.050 04/15/30 6,389,373
2,025,000 (c) Ferrellgas LP 5.375 04/01/26 1,981,144
2,225,000 (c) Ferrellgas LP 5.875 04/01/29 2,118,890
3,225,000 Florida Power & Light Co 4.800 05/15/33 3,176,227
1,270,000 Florida Power & Light Co 3.990 03/01/49 1,044,718
750,000 Indiana Michigan Power Co 3.750 07/01/47 565,105
1,140,000 Indiana Michigan Power Co 3.250 05/01/51 771,820
2,000,000 (c) Israel Electric Corp Ltd 4.250 08/14/28 1,854,392
1,250,000 (c) Israel Electric Corp Ltd 3.750 02/22/32 1,053,718
1,525,000 (c) Kallpa Generacion SA 4.125 08/16/27 1,449,854
2,400,000 (c) Korea Southern Power Co Ltd 0.750 01/27/26 2,212,879
775,000 MidAmerican Energy Co 3.650 04/15/29 737,093
1,550,000 MidAmerican Energy Co 3.650 08/01/48 1,187,691
1,000,000 Nevada Power Co 5.450 05/15/41 987,161
5,440,000 NextEra Energy Capital Holdings, Inc 2.250 06/01/30 4,631,995
8,135,000 NiSource, Inc 1.700 02/15/31 6,497,617
1,400,000 Northern States Power Co 3.600 09/15/47 1,059,178
1,955,000 (c) NRG Energy, Inc 2.450 12/02/27 1,757,276
1,350,000 NRG Energy, Inc 5.750 01/15/28 1,342,535
500,000 NSTAR Electric Co 3.950 04/01/30 471,320
1,550,000 Ohio Power Co 4.150 04/01/48 1,250,245
1,365,000 Ohio Power Co 4.000 06/01/49 1,082,261
600,000 (c) Pattern Energy Operations LP 4.500 08/15/28 559,287
825,000 PECO Energy Co 3.000 09/15/49 563,666
2,325,000 PECO Energy Co 2.800 06/15/50 1,520,456
50,000 (d) Potomac Electric Power Co 7.900 12/15/38 63,746
4,000,000 Public Service Co of Colorado 1.875 06/15/31 3,234,178
550,000 Public Service Co of Colorado 4.750 08/15/41 477,613
1,410,000 Public Service Co of Colorado 4.050 09/15/49 1,102,343

Core Plus Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,700,000 Public Service Electric and Gas Co 4.900% 12/15/32 $ 1,692,266
4,000,000 Public Service Electric and Gas Co 5.450 03/01/54 4,124,599
8,400,000 Sempra 4.875 N/A(e) 8,218,929
2,118,478 (c) Solar Star Funding LLC 3.950 06/30/35 1,895,629
75,000 Southern Co Gas Capital Corp 3.875 11/15/25 73,078
625,000 Southern Co Gas Capital Corp 4.400 06/01/43 522,796
425,000 Southern Co Gas Capital Corp 3.950 10/01/46 329,562
550,000 (c) Superior Plus LP 4.500 03/15/29 508,501
2,815,000 (c) Talen Energy Supply LLC 8.625 06/01/30 3,010,231
2,000,000 (c) TerraForm Power Operating LLC 4.750 01/15/30 1,833,280
1,496,723 (c) UEP Penonome II S.A. 6.500 10/01/38 1,167,444
1,575,000 Union Electric Co 5.450 03/15/53 1,559,732
650,000 Virginia Electric and Power Co 2.950 11/15/26 617,882
775,000 Virginia Electric and Power Co 3.800 09/15/47 599,432
1,500,000 Wisconsin Power and Light Co 4.950 04/01/33 1,467,222
850,000 Wisconsin Power and Light Co 4.100 10/15/44 669,692
215,000 Xcel Energy, Inc 4.800 09/15/41 184,651
TOTAL UTILITIES 144,511,044
TOTAL CORPORATE BONDS 1,796,791,747
(Cost $1,934,976,313)
GOVERNMENT BONDS - 43.6%
FOREIGN GOVERNMENT BONDS - 2.7%
2,675,000 (c) Angolan Government International Bond 8.750 04/14/32 2,454,724
INR 70,000,000 Asian Development Bank 6.200 10/06/26 828,392
830,000 (c) Bank Gospodarstwa Krajowego 5.375 05/22/33 824,847
550,000 (c) Banque Ouest Africaine de Developpement 5.000 07/27/27 519,842
3,000,000 (c) Banque Ouest Africaine de Developpement 4.700 10/22/31 2,579,880
EUR 1,575,000 (c) Banque Ouest Africaine de Developpement 2.750 01/22/33 1,308,375
287,000 (c) Barbados Government International Bond 6.500 10/01/29 271,645
1,500,000 (c) BNG Bank NV 1.500 10/16/24 1,468,923
BRL 4,850,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/29 946,562
BRL 5,100,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/33 967,425
1,705,000 Brazilian Government International Bond 6.000 10/20/33 1,687,747
1,500,000 Brazilian Government International Bond 4.750 01/14/50 1,122,829
1,050,000 Brazilian Government International Bond 7.125 05/13/54 1,056,878
3,575,000 (d) Chile Government International Bond 2.550 01/27/32 3,016,869
1,925,000 Colombia Government International Bond 3.250 04/22/32 1,497,506
825,000 Colombia Government International Bond 8.000 11/14/35 866,107
1,500,000 Colombia Government International Bond 5.000 06/15/45 1,085,468
COP 2,290,000,000 Colombian TES 7.250 10/18/34 482,482
1,850,000 (c) Costa Rica Government International Bond 5.625 04/30/43 1,667,955
DOP 160,000,000 (c) Dominican Republic Government International Bond 12.000 03/05/32 2,995,855
600,000 (c) Dominican Republic Government International Bond 4.875 09/23/32 537,166
3,850,000 (c) Dominican Republic Government International Bond 5.875 01/30/60 3,270,775
170,283 (c) Ecuador Government International Bond 0.000 07/31/30 83,697
928,125 (c) Ecuador Government International Bond 5.000 07/31/30 628,747
650,162 (c) Ecuador Government International Bond 1.000 07/31/35 341,256
EUR 1,400,000 (c) Egypt Government International Bond 5.625 04/16/30 1,234,744
1,500,000 (c) Egypt Government International Bond 7.053 01/15/32 1,239,315
2,475,000 (c) Egypt Government International Bond 8.500 01/31/47 1,958,517
2,250,000 (c) Egypt Government International Bond 8.875 05/29/50 1,844,595
1,375,000 (c) Export-Import Bank of India 3.875 02/01/28 1,310,102
2,000,000 (c) Export-Import Bank of India 2.250 01/13/31 1,652,976
2,200,000 (c) Ghana Government International Bond 8.125 03/26/32 1,133,000
950,000 (c) Guatemala Government Bond 3.700 10/07/33 782,800
600,000 (c) Guatemala Government Bond 6.125 06/01/50 557,678
1,250,000 (c) Honduras Government International Bond 5.625 06/24/30 1,109,118
2,155,000 (c) Hong Kong Government International Bond 4.625 01/11/33 2,200,467
710,000 (c) Hungary Government International Bond 6.125 05/22/28 726,891
725,000 (c) Hungary Government International Bond 5.250 06/16/29 716,300

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
HUF 402,500,000 Hungary Government International Bond 3.000% 08/21/30 $ 895,791
$ 425,000 (c) Hungary Government International Bond 2.125 09/22/31 336,600
225,000 Indonesia Government International Bond 3.550 03/31/32 203,344
1,175,000 (c) Iraq Government International Bond 5.800 01/15/28 1,105,534
1,500,000 Israel Government International Bond 5.375 03/12/29 1,503,375
EUR 125,000 (c) Ivory Coast Government International Bond 4.875 01/30/32 115,976
1,375,000 (c) Ivory Coast Government International Bond 8.250 01/30/37 1,377,750
805,417 (c) Ivory Coast Government International Bond (Step
Bond)
5.750 12/31/32 765,509
1,675,000 Jamaica Government International Bond 6.750 04/28/28 1,723,072
1,500,000 Jamaica Government International Bond 8.000 03/15/39 1,777,274
950,000 (c) Jordan Government International Bond 4.950 07/07/25 920,005
500,000 (c) Jordan Government International Bond 7.500 01/13/29 498,359
875,000 (c) Jordan Government International Bond 7.375 10/10/47 770,875
925,000 (c) Kazakhstan Government International Bond 6.500 07/21/45 1,035,214
2,500,000 (c) Kenya Government International Bond 7.000 05/22/27 2,432,260
445,000 (c) Magyar Export-Import Bank Zrt 6.125 12/04/27 447,225
MYR 3,800,000 Malaysia Government Bond 3.828 07/05/34 800,041
MXN 18,000,000 Mexican Bonos 5.750 03/05/26 1,001,328
MXN 16,300,000 Mexican Bonos 8.500 11/18/38 910,837
550,000 Mexico Government International Bond 5.400 02/09/28 552,898
525,000 Mexico Government International Bond 3.250 04/16/30 467,288
1,859,000 Mexico Government International Bond 6.050 01/11/40 1,834,870
3,000,000 Mexico Government International Bond 4.280 08/14/41 2,405,650
2,325,000 Mexico Government International Bond 5.000 04/27/51 1,953,718
2,500,000 Mexico Government International Bond 6.400 05/07/54 2,490,697
500,000 (c) Mongolia Government International Bond 5.125 04/07/26 481,983
1,025,000 (c) Morocco Government International Bond 3.000 12/15/32 822,563
2,575,000 (c) Morocco Government International Bond 5.500 12/11/42 2,259,557
525,000 (c) Morocco Government International Bond 4.000 12/15/50 357,336
850,000 (c) Nigeria Government International Bond 8.375 03/24/29 827,832
1,250,000 (c) Nigeria Government International Bond 7.375 09/28/33 1,068,250
1,500,000 (c) Oman Government International Bond 7.375 10/28/32 1,666,935
525,000 (c) Oman Government International Bond 6.500 03/08/47 530,071
2,675,000 (c) OPEC Fund for International Development 4.500 01/26/26 2,641,492
1,800,000 Panama Bonos del Tesoro 3.362 06/30/31 1,426,500
500,000 (c) Paraguay Government International Bond 6.000 02/09/36 505,825
1,475,000 (c) Paraguay Government International Bond 5.400 03/30/50 1,295,102
3,040,000 Philippine Government International Bond 4.200 03/29/47 2,558,706
1,803,168 (c) Provincia de Buenos Aires (Step Bond) 6.375 09/01/37 734,705
5,000,000 Republic of Italy Government International Bond 4.000 10/17/49 3,711,690
1,000,000 (c) Republic of Kenya Government International Bond 9.750 02/16/31 1,023,750
575,000 (c) Republic of Kenya Government International Bond 6.300 01/23/34 468,760
PLN 3,775,000 Republic of Poland Government International Bond 6.000 10/25/33 984,129
3,248,000 Republic of Poland Government International Bond 5.500 04/04/53 3,233,637
1,500,000 Republic of South Africa Government International
Bond
4.300 10/12/28 1,346,160
ZAR 19,500,000 Republic of South Africa Government International
Bond
8.875 02/28/35 820,771
ZAR 9,300,000 Republic of South Africa Government International
Bond
8.750 01/31/44 343,422
2,150,000 Republic of South Africa Government International
Bond
5.375 07/24/44 1,553,392
UZS 5,708,925,000 (c) Republic of Uzbekistan International Bond 14.000 07/19/24 447,936
1,115,000 (c) Republic of Uzbekistan International Bond 7.850 10/12/28 1,165,175
1,000,000 (c) Romanian Government International Bond 5.250 11/25/27 984,600
750,000 (c),(i) Romanian Government International Bond 5.875 01/30/29 749,286
1,425,000 (c) Romanian Government International Bond 4.000 02/14/51 1,006,050
3,150,000 (c) Rwanda International Government Bond 5.500 08/09/31 2,546,051
2,050,000 (c) Saudi Government International Bond 5.000 01/16/34 2,037,188
2,000,000 (c) Saudi Government International Bond 3.750 01/21/55 1,440,024
1,425,000 (c) Senegal Government International Bond 6.750 03/13/48 1,054,323

Core Plus Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,400,000 (c) Serbia Government International Bond 6.500% 09/26/33 $ 1,426,250
1,225,000 (c) Serbia International Bond 2.125 12/01/30 969,343
2,400,000 State of Israel 3.800 05/13/60 1,649,846
1,575,000 Turkiye Government International Bond 7.625 05/15/34 1,578,938
1,250,000 (c) Ukraine Government International Bond 6.876 05/21/31 364,375
1,500,000 (c) Zambia Government International Bond 8.500 04/14/24 1,106,250
TOTAL FOREIGN GOVERNMENT BONDS 126,492,148
MORTGAGE BACKED - 24.6%
1,556,199 (a),(c) Bayview MSR Opportunity Master Fund Trust 3.000 10/25/51 1,291,174
109,806 Citicorp Mortgage Securities, Inc 5.500 07/25/35 103,597
34,350,828 (a),(c) Citigroup Mortgage Loan Trust 0.156 02/25/52 287,431
3,850,380 (a),(c) Citigroup Mortgage Loan Trust 0.250 02/25/52 51,619
2,645,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 7.220 12/25/41 2,666,666
2,480,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 9.820 01/25/42 2,611,148
7,555,870 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8.420 03/25/42 7,864,586
3,600,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 9.850% 14.823 03/25/42 4,159,341
9,165,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9.971 06/25/42 9,976,231
1,525,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.350% 8.670 01/25/43 1,612,280
550,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 5.350% 10.671 05/25/43 605,138
1,515,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8.421 06/25/43 1,593,831
425,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.850% 12.171 06/25/43 472,341
2,665,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.900% 9.188 07/25/43 2,807,589
2,170,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.550% 8.870 10/25/43 2,261,259
24,204 Countrywide Alternative Loan Trust 5.000 12/25/56 21,502
276,813 (a) Countrywide Home Loan Mortgage Pass Through Trust 5.286 11/20/34 259,870
14,535 Countrywide Home Loan Mortgage Pass Through Trust 5.250 09/25/35 13,339
2,962,579 Fannie Mae Pool 3.000 05/01/52 2,577,090
1,291,369 (a) Federal Home Loan Mortgage Corp (FHLMC) 30 D AVG SOFR + 5.806% 0.487 03/15/44 100,822
3,637,650 FHLMC 3.500 01/15/47 3,186,820
703,575 FHLMC 4.000 10/15/47 650,827
1,232,152 FHLMC 4.000 11/15/47 1,130,934
3,704,924 FHLMC 4.000 01/15/48 3,465,712
3,386,527 FHLMC 4.000 03/15/48 3,119,485
1,042,008 FHLMC 4.000 04/15/48 969,599
3,130,015 FHLMC 4.000 04/15/48 2,844,245
2,754,648 (a) FHLMC 30 D AVG SOFR + 9.737% 1.227 06/15/48 2,450,236
1,955,428 (a) FHLMC 30 D AVG SOFR + 9.657% 1.147 10/15/48 1,720,125
33,783,971 FHLMC 3.000 11/01/49 29,657,343
2,152,101 FHLMC 2.000 09/25/50 278,792
2,807,738 FHLMC 3.000 10/25/50 1,941,699
14,042,785 FHLMC 2.500 02/25/51 2,364,269
3,581,612 FHLMC 2.500 05/25/51 2,257,837
4,445,659 FHLMC 2.500 11/01/51 3,686,634
5,411,852 FHLMC 3.000 11/01/51 4,757,869
3,503,123 FHLMC 3.000 11/01/51 3,064,288
663,435 FHLMC 3.000 11/01/51 586,001
981,130 FHLMC 3.000 11/01/51 862,645
5,017,274 FHLMC 2.500 01/01/52 4,158,804
2,976,313 FHLMC 3.000 02/01/52 2,563,857
9,173,850 FHLMC 2.500 03/01/52 7,675,811
4,015,669 FHLMC 3.000 03/01/52 3,458,521
5,942,425 FHLMC 2.500 04/01/52 4,932,766
3,104,228 FHLMC 4.000 04/01/52 2,879,538
3,651,187 FHLMC 3.500 05/01/52 3,276,904
3,757,730 FHLMC 3.000 06/01/52 3,235,778
432,988 FHLMC 3.500 06/01/52 388,954
6,385,619 FHLMC 4.500 06/01/52 6,080,265
6,176,613 FHLMC 4.500 07/01/52 5,881,251
1,432,220 FHLMC 4.000 08/25/52 1,166,499
221,117 FHLMC 3.000 10/01/52 190,282
2,620,753 FHLMC 4.500 10/25/52 2,397,821

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 3,150,649 FHLMC 5.500% 11/25/52 $ 3,107,148
2,621,808 FHLMC 3.500 12/01/52 2,346,638
1,607,793 FHLMC 5.500 02/25/53 1,596,745
12,578,122 FHLMC 5.500 08/01/53 12,520,534
303 Federal Home Loan Mortgage Corp Gold (FGLMC) 8.000 01/01/31 302
89,228 FGLMC 7.000 12/01/33 92,089
14,706 FGLMC 4.500 10/01/34 14,279
23,641 FGLMC 7.000 05/01/35 24,400
874,252 FGLMC 5.000 06/01/36 879,948
332,577 FGLMC 4.500 10/01/44 323,332
56,792 FGLMC 4.500 11/01/44 55,213
103,003 FGLMC 4.500 11/01/44 100,140
60,130 FGLMC 4.500 12/01/44 58,459
62,471 FGLMC 4.500 12/01/44 60,735
500,568 FGLMC 3.500 04/01/45 462,184
1,840,069 FGLMC 3.500 08/01/45 1,694,244
1,043,520 FGLMC 3.500 10/01/45 956,231
1,192,085 FGLMC 4.500 06/01/47 1,160,235
1,166,156 FGLMC 4.000 09/01/47 1,101,558
1,333,133 FGLMC 3.500 12/01/47 1,220,696
7,360,157 FGLMC 4.500 08/01/48 7,180,806
136 Federal National Mortgage Association (FNMA) 9.000 11/01/25 136
2,361 FNMA 7.000 05/01/26 2,435
9,593 FNMA 7.000 07/25/26 9,545
488 FNMA 7.500 01/01/29 491
270 FNMA 7.500 02/01/30 273
841,702 FNMA 3.500 05/01/32 812,093
96,773 FNMA 7.000 07/01/32 99,774
23,301 FNMA 7.000 07/01/32 24,024
25,005 FNMA 4.500 10/01/33 24,448
1,138,147 FNMA 5.000 05/01/35 1,144,114
670,713 FNMA 5.000 10/01/35 674,233
504,300 FNMA 5.000 02/01/36 506,949
507,819 FNMA 5.500 11/01/38 518,394
5,116,395 FNMA 3.000 05/01/40 4,605,484
1,720,863 FNMA 3.500 05/01/40 1,610,434
173,617 FNMA 5.000 09/01/40 173,247
333,446 FNMA 5.000 05/01/41 332,324
2,230,829 FNMA 4.000 09/01/42 2,115,730
328,155 (a) FNMA 2.517 12/25/42 167,277
1,892,999 (a) FNMA 30 D AVG SOFR + 5.836% 0.515 09/25/43 200,728
565,896 FNMA 4.500 02/01/44 550,081
138,426 FNMA 4.500 03/01/44 135,755
5,353,026 FNMA 4.000 05/01/44 5,083,401
524,306 FNMA 4.500 06/01/44 509,084
1,603,463 FNMA 4.500 10/01/44 1,556,905
422,026 FNMA 5.000 11/01/44 422,948
432,492 FNMA 4.000 01/01/45 410,179
163,761 FNMA 4.500 03/01/45 159,008
1,219,532 FNMA 3.500 05/01/45 1,121,771
1,240,389 FNMA 3.000 07/25/45 1,084,271
559,262 FNMA 3.500 01/01/46 511,991
369,886 FNMA 4.000 04/01/46 350,795
266,245 FNMA 3.500 06/01/46 243,654
2,987,682 FNMA 3.500 07/01/46 2,734,179
3,629,949 FNMA 3.500 07/01/46 3,336,149
69,729 FNMA 3.000 08/01/46 61,336
1,418,404 FNMA 3.000 10/01/46 1,225,156
1,006,491 FNMA 3.500 10/01/46 920,823
1,433,383 (b) FNMA 4.500 05/01/47 1,405,747
1,075,744 FNMA 3.500 11/01/47 986,216

Core Plus Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 9,007,669 FNMA 3.500% 01/01/48 $ 8,236,842
4,682,685 FNMA 4.500 01/01/48 4,549,878
921,434 FNMA 4.500 02/01/48 895,300
2,443,796 FNMA 3.500 02/25/48 2,059,333
3,054,880 FNMA 4.500 05/01/48 2,968,234
2,223,903 FNMA 4.500 05/01/48 2,160,825
1,780,238 FNMA 4.000 07/25/48 1,639,881
4,978,450 FNMA 2.000 08/25/50 645,751
3,838,391 FNMA 2.000 10/25/50 2,546,017
12,541,328 FNMA 2.500 11/25/50 1,766,765
4,218,250 FNMA 3.000 12/25/50 682,875
77,565 FNMA 3.000 02/25/51 12,355
3,167,523 FNMA 3.000 09/01/51 2,771,645
5,593,725 FNMA 2.500 11/01/51 4,635,094
4,885,800 FNMA 2.500 11/25/51 619,529
4,173,722 FNMA 2.500 12/01/51 3,474,606
8,433,499 FNMA 2.500 02/01/52 7,061,520
1,908,192 FNMA 2.500 02/01/52 1,590,258
7,447,746 (b) FNMA 3.000 02/01/52 6,409,312
15,262,227 FNMA 3.500 02/01/52 13,843,404
10,957,855 FNMA 3.000 04/01/52 9,532,821
1,097,552 FNMA 3.000 04/01/52 945,438
881,516 FNMA 3.500 04/01/52 789,410
11,680,645 FNMA 3.500 05/01/52 10,498,231
26,339,054 FNMA 4.000 05/01/52 24,430,901
1,491,684 FNMA 4.000 05/25/52 1,183,482
623,886 FNMA 3.000 06/01/52 536,891
11,085,912 FNMA 3.500 06/01/52 9,959,690
8,553,409 FNMA 3.500 06/01/52 7,659,719
10,591,986 FNMA 4.000 06/01/52 9,824,618
2,968,383 FNMA 4.500 06/01/52 2,826,590
20,964,912 FNMA 4.000 07/01/52 19,440,135
30,542,627 FNMA 4.000 07/01/52 28,328,238
2,722,135 FNMA 4.500 07/01/52 2,592,103
1,805,106 FNMA 4.500 07/01/52 1,718,875
17,064,048 FNMA 4.500 07/01/52 16,248,897
3,948,510 FNMA 4.500 07/25/52 3,614,787
26,000,597 FNMA 5.000 08/01/52 25,390,941
2,327,903 FNMA 4.500 08/25/52 1,957,484
2,553,289 FNMA 2.500 09/01/52 2,113,278
8,045,300 FNMA 3.500 09/01/52 7,206,093
61,940,817 FNMA 4.000 09/01/52 57,446,715
81,048,787 FNMA 4.500 09/01/52 77,177,037
17,894,089 FNMA 5.000 09/01/52 17,473,125
1,768,348 FNMA 4.000 09/25/52 1,470,647
2,055,971 FNMA 4.000 09/25/52 1,796,685
27,244,530 FNMA 4.000 10/01/52 25,266,425
18,388,945 FNMA 4.500 10/01/52 17,510,499
9,077,864 FNMA 5.000 10/01/52 8,863,604
1,941,497 FNMA 4.500 10/25/52 1,826,303
1,700,815 FNMA 4.500 10/25/52 1,545,076
26,406,684 FNMA 4.500 11/01/52 25,145,262
3,102,011 FNMA 5.500 11/25/52 3,029,115
5,645,914 FNMA 5.500 12/01/52 5,628,125
149,355 FNMA 5.000 01/01/53 145,806
8,209,003 FNMA 5.000 02/01/53 8,013,554
8,780,608 FNMA 5.500 02/01/53 8,758,707
6,112,922 FNMA 3.500 03/01/53 5,472,771
16,493,709 FNMA 5.000 04/01/53 16,098,452
3,157,154 FNMA 5.000 06/01/53 3,108,738
14,330,969 FNMA 5.500 06/01/53 14,263,059

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 28,278,731 FNMA 5.000% 08/01/53 $ 27,589,385
50,771,412 FNMA 5.500 10/01/53 50,515,529
825,240 (a),(c) Flagstar Mortgage Trust 3.987 10/25/47 730,094
2,249,718 Freddie Mac Pool 3.000 04/01/52 1,962,650
41,472 Government National Mortgage Association (GNMA) 5.000 02/15/33 41,434
67,782 GNMA 5.000 09/15/33 68,273
3,091,482 GNMA 3.700 10/15/33 2,946,726
7,644 GNMA 5.500 04/15/34 7,833
9,085 GNMA 5.000 04/15/38 9,128
7,086,515 GNMA 5.000 01/20/40 1,471,325
3,274,011 GNMA 4.500 03/20/40 597,815
5,296,883 GNMA 5.000 03/20/40 1,086,292
3,533,424 GNMA 2.500 12/20/43 3,084,274
1,178,571 GNMA 3.000 03/20/45 1,026,526
802,411 GNMA 4.500 12/20/45 808,494
2,028,022 GNMA 4.000 06/20/46 250,052
1,859,126 GNMA 5.000 09/20/46 357,012
2,824,805 (a) GNMA SOFR 1 M + 5.986% 0.657 03/20/50 353,388
5,404,824 GNMA 3.000 11/20/51 3,845,769
7,685,910 GNMA 3.000 12/20/51 5,299,855
5,030,021 GNMA 3.000 01/20/52 3,536,798
2,045,914 GNMA 2.500 02/20/52 1,681,263
6,360,199 GNMA 3.000 02/20/52 4,317,434
4,393,020 GNMA 4.000 04/20/52 3,653,180
5,281,455 GNMA 5.000 04/20/52 1,024,638
4,016,557 GNMA 3.000 05/20/52 3,541,208
23,596,516 GNMA 3.500 07/20/52 21,466,076
2,244,523 GNMA 4.000 07/20/52 1,803,542
4,540,644 GNMA 4.000 08/20/52 4,247,895
12,658,670 GNMA 4.500 08/20/52 12,171,537
21,596,610 GNMA 4.000 09/20/52 20,204,204
1,975,950 GNMA 4.500 09/20/52 1,723,868
3,532,792 GNMA 4.500 09/20/52 3,158,935
3,449,767 GNMA 4.500 09/20/52 3,169,075
2,850,738 GNMA 4.500 09/20/52 2,607,327
3,923,677 GNMA 5.000 11/20/52 3,858,770
2,325,445 GNMA 4.500 02/20/53 2,054,331
2,037,599 GNMA 5.500 02/20/53 1,983,651
5,320,725 (a) GNMA 30 D AVG SOFR + 6.950% 1.631 05/20/53 556,712
20,486,871 (a) GNMA 30 D AVG SOFR + 26.100% 2.961 07/20/53 21,593,559
4,193,243 (a) GNMA 30 D AVG SOFR + 23.205% 2.460 08/20/53 4,310,953
37,986,221 (a),(c) GS Mortgage-Backed Securities Corp Trust 0.148 08/25/51 301,751
7,027,963 (a),(c) GS Mortgage-Backed Securities Trust 2.500 11/25/51 5,602,938
4,053,019 (a),(c) GS Mortgage-Backed Securities Trust 2.500 03/25/52 3,231,411
2,357,022 (a),(c) GS Mortgage-Backed Securities Trust 2.500 05/01/52 2,039,724
1,257,196 (a),(c) GS Mortgage-Backed Securities Trust 2.830 05/28/52 1,007,660
3,635,073 (a),(c) GS Mortgage-Backed Securities Trust 3.000 08/26/52 3,016,009
198,528 GSR Mortgage Loan Trust 6.000 01/25/35 175,329
869,559 (a) HarborView Mortgage Loan Trust SOFR 1 M + 0.734% 6.061 08/19/45 789,610
51,440 (a) Impac CMB Trust SOFR 1 M + 0.774% 6.104 03/25/35 46,502
4,810,000 (a),(c) Imperial Fund Mortgage Trust 2.383 06/25/56 3,515,186
124,597 (a) JP Morgan Mortgage Trust 6.095 11/25/33 119,874
190,542 (a),(c) JP Morgan Mortgage Trust 3.500 05/25/47 165,628
306,170 (a),(c) JP Morgan Mortgage Trust 3.500 10/25/48 259,913
91,428 (a),(c) JP Morgan Mortgage Trust 4.000 01/25/49 83,582
10,638,294 (a),(c) JP Morgan Mortgage Trust 0.126 06/25/51 70,867
18,725,991 (a),(c) JP Morgan Mortgage Trust 0.111 11/25/51 111,287
2,233,485 (a),(c) JP Morgan Mortgage Trust 2.500 11/25/51 1,783,505
18,548,765 (a),(c) JP Morgan Mortgage Trust 0.117 12/25/51 118,308
2,581,734 (a),(c) JP Morgan Mortgage Trust 2.500 12/25/51 2,061,592
3,783,113 (a),(c) JP Morgan Mortgage Trust 2.500 01/25/52 3,020,929

Core Plus Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 4,429,818 (a),(c) JP Morgan Mortgage Trust 0.500% 04/25/52 $ 131,376
2,120,044 (a),(c) JP Morgan Mortgage Trust 3.337 04/25/52 1,761,455
1,356,828 (a),(c) JP Morgan Mortgage Trust 3.337 04/25/52 1,114,904
5,543,161 (a),(c) JP Morgan Mortgage Trust 2.500 06/25/52 4,419,478
8,496,899 (c) JP Morgan Mortgage Trust 0.224 07/25/52 97,766
6,000,248 (a),(c) JP Morgan Mortgage Trust 2.500 07/25/52 4,783,906
2,203,364 (a),(c) JP Morgan Mortgage Trust 3.250 07/25/52 1,886,530
6,141,204 (a),(c) JP Morgan Mortgage Trust 3.000 08/25/52 5,102,987
4,027,422 (a),(c) JP Morgan Mortgage Trust 3.000 10/25/52 3,346,555
2,247,753 (a),(c) JP Morgan Mortgage Trust 3.000 11/25/52 1,870,552
1,156,103 (a),(c) JP Morgan Mortgage Trust 5.000 06/25/53 1,111,439
1,618,544 (a),(c) JP Morgan Mortgage Trust 5.500 06/25/53 1,586,552
297,664 Master Alternative Loan Trust 7.000 01/25/34 287,606
2,140,000 (a) Morgan Stanley Capital I Trust 3.779 05/15/48 2,082,022
3,288,022 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 2,625,584
2,932,119 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 2,556,874
2,679,952 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 2,140,022
360,548 (a),(c) New Residential Mortgage Loan Trust 2.797 09/25/59 335,256
650,000 (a),(c) NLT Trust 2.569 08/25/56 447,036
2,386,318 (a),(c) OBX 3.000 01/25/52 1,979,921
2,700,000 (a),(c) Onslow Bay Mortgage Loan Trust 2.451 05/25/61 1,539,641
6,197,791 (a),(c) RCKT Mortgage Trust 2.500 02/25/52 4,941,404
2,578,489 (a),(c) RCKT Mortgage Trust 3.000 05/25/52 2,142,576
94,614 (a),(c) Sequoia Mortgage Trust 4.000 06/25/49 86,689
597,035 (a),(c) Sequoia Mortgage Trust 3.500 12/25/49 523,438
2,340,308 (a),(c) Sequoia Mortgage Trust 2.500 06/25/51 1,868,806
263,631 (a),(c) Shellpoint Co-Originator Trust 3.500 10/25/47 235,734
3,420,000 (a),(c) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 2.400% 7.720 02/25/42 3,486,817
4,835,000 (a),(c) STACR 30 D AVG SOFR + 4.750% 10.070 02/25/42 5,157,928
6,705,000 (a),(c) STACR 30 D AVG SOFR + 2.900% 8.220 04/25/42 6,942,353
2,960,000 (a),(c) STACR 30 D AVG SOFR + 5.650% 8.647 04/25/42 3,213,372
10,590,000 (a),(c) STACR 30 D AVG SOFR + 3.350% 8.670 05/25/42 11,081,001
14,620,000 (a),(c) STACR 30 D AVG SOFR + 4.500% 9.820 06/25/42 15,833,568
7,305,000 (a),(c) STACR 30 D AVG SOFR + 4.000% 9.320 07/25/42 7,780,269
6,335,000 (a),(c) STACR 30 D AVG SOFR + 3.700% 9.020 09/25/42 6,723,594
510,000 (a),(c) STACR 30 D AVG SOFR + 3.100% 8.444 03/25/43 535,840
285,000 (a),(c) STACR 30 D AVG SOFR + 3.250% 8.570 04/25/43 299,443
12,859 (a),(c) STACR 3.789 02/25/48 12,075
226,398 (a),(c) STACR 3.842 05/25/48 217,995
219,003 (a),(c) STACR 3.842 05/25/48 207,960
2,670,000 (a),(c) STACR 30 D AVG SOFR + 4.800% 10.120 10/25/50 3,002,246
930,000 (a),(c) Verus Securitization Trust 3.207 11/25/59 833,981
367,638 (c) Verus Securitization Trust 1.733 05/25/65 344,956
13,031,000 (a),(c) Verus Securitization Trust 3.288 11/25/66 9,571,591
1,212,335 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.000 08/25/51 1,006,626
7,498,328 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.313 08/25/51 6,170,942
TOTAL MORTGAGE BACKED 1,170,481,595
MUNICIPAL BONDS - 0.1%
3,000,000 (c),(h) Oregon State Business Development Commission 6.500 04/01/31 300
780,000 (c),(h) Oregon State Business Development Commission 9.000 04/01/37 78
4,195,000 Virgin Islands Water & Power Authority-Electric System 10.000 07/01/24 4,177,971
TOTAL MUNICIPAL BONDS 4,178,349
U.S. TREASURY SECURITIES - 16.2%
2,365,000 United States Treasury Note 2.500 04/30/24 2,359,535
755,000 United States Treasury Note 0.375 07/15/24 744,316
3,980,000 United States Treasury Note 5.000 08/31/25 3,988,084
1,035,000 United States Treasury Note 4.875 11/30/25 1,036,496
12,000,000 (d) United States Treasury Note 4.625 02/28/26 11,990,156
2,601,000 United States Treasury Note 3.625 05/15/26 2,549,386
550,000 United States Treasury Note 4.375 08/15/26 547,895

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 3,060,000 United States Treasury Note 4.000% 01/15/27 $ 3,023,423
20,000,000 United States Treasury Note 4.125 02/15/27 19,831,250
410,000 United States Treasury Note 1.375 10/31/28 361,152
5,000,000 United States Treasury Note 4.125 03/31/29 4,978,516
5,000,000 United States Treasury Note 3.500 04/30/30 4,804,688
1,635,000 United States Treasury Note 3.750 06/30/30 1,591,698
30,000,000 United States Treasury Note 4.000 07/31/30 29,608,594
19,750,000 United States Treasury Note 3.750 12/31/30 19,203,018
26,150,000 United States Treasury Note 4.000 01/31/31 25,806,781
8,548,300 United States Treasury Note 4.250 02/28/31 8,562,992
53,940,000 United States Treasury Note 3.375 05/15/33 50,530,824
23,980,000 United States Treasury Note 2.250 05/15/41 17,717,098
38,000,000 United States Treasury Note 1.750 08/15/41 25,644,063
14,775,000 United States Treasury Note 2.000 11/15/41 10,365,586
154,896,900 United States Treasury Note 2.375 02/15/42 115,210,620
1,823,000 United States Treasury Note 3.250 05/15/42 1,549,621
4,800,000 United States Treasury Note 4.000 11/15/42 4,521,375
117,996,000 United States Treasury Note 3.875 02/15/43 109,077,161
9,440,000 United States Treasury Note 3.875 05/15/43 8,712,456
9,745,000 United States Treasury Note 4.375 08/15/43 9,629,278
36,850,000 United States Treasury Note 4.750 11/15/43 38,226,117
24,250,000 (d) United States Treasury Note 4.500 02/15/44 24,382,617
135,110,000 United States Treasury Note 2.250 02/15/52 88,871,769
64,156,000 United States Treasury Note 3.625 02/15/53 56,336,988
58,315,000 United States Treasury Note 4.750 11/15/53 62,251,263
6,500,000 United States Treasury Note 4.250 02/15/54 6,392,344
TOTAL U.S. TREASURY SECURITIES 770,407,160
TOTAL GOVERNMENT BONDS 2,071,559,252
(Cost $2,239,087,885)
STRUCTURED ASSETS - 13.0%
ASSET BACKED - 4.0%
1,194,790 (c) AASET Trust 6.413 01/16/40 340,537
Series - 2020 1A (Class C)
2,100,000 (a),(c) AGL CLO 19 Ltd SOFR 3 M + 2.750% 8.068 07/21/35 2,106,472
Series - 2022 19A (Class B1)
3,100,000 (c) AMSR Trust 3.218 04/17/37 2,993,578
Series - 2020 SFR1 (Class E)
2,625,000 (c) AMSR Trust 3.247 01/19/39 2,442,545
Series - 2019 SFR1 (Class D)
7,000,000 (a),(c) Apidos CLO XXIV CME Term SOFR 3 M + 1.612% 6.929 10/20/30 6,973,288
Series - 2016 24A (Class A2LX)
1,000,000 (a),(c) Apidos CLO XXIX CME Term SOFR 3 M + 1.812% 7.136 07/25/30 1,000,518
Series - 2018 29A (Class A2)
2,469,075 (c) Apollo aviation securitization 2.798 01/15/47 2,161,601
Series - 2021 2A (Class A)
1,910,000 (c) Avis Budget Rental Car Funding AESOP LLC 4.240 09/22/25 1,898,971
Series - 2019 2A (Class C)
2,797,000 (c) Avis Budget Rental Car Funding AESOP LLC 2.130 08/20/27 2,566,553
Series - 2021 1A (Class C)
5,075,000 (c) Avis Budget Rental Car Funding AESOP LLC 4.080 02/20/28 4,568,322
Series - 2021 2A (Class D)
1,000,000 (a),(c) Bonanza RE Ltd U.S. Treasury Bill 3 M + 4.910% 10.250 12/23/24 980,000
Series - 2020 A (Class A)
1,109,692 (c) BRE Grand Islander Timeshare Issuer LLC 3.280 09/26/33 1,066,869
Series - 2019 A (Class A)
474,038 (c) British Airways Pass Through Trust 8.375 11/15/28 492,519
Series - 2020 A (Class A)
1,861,613 (c) British Airways Pass Through Trust 3.800 09/20/31 1,750,782
Series - 2018 1 (Class AA)

Core Plus Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 3,150,848 (c) Capital Automotive REIT 1.920% 08/15/51 $ 2,799,947
Series - 2021 1A (Class A3)
2,459,375 (c) Cars Net Lease Mortgage Notes Series 3.100 12/15/50 2,138,737
Series - 2020 1A (Class A3)
2,500,000 (c) Cars Net Lease Mortgage Notes Series 4.690 12/15/50 2,169,574
Series - 2020 1A (Class B1)
1,250,000 (a),(c) Cayuga Park CLO Ltd CME Term SOFR 3 M + 6.262% 1.000 07/17/34 1,252,313
Series - 2020 1A (Class ER)
365,208 (a) C-BASS Trust SOFR 1 M + 0.274% 3.523 07/25/36 350,113
Series - 2006 CB6 (Class A1)
6,451,318 (a),(c) CBRE Realty Finance LIBOR 3 M + 0.300% 5.968 04/07/52 16,128
Series - 2007 1A (Class A2)
6,156 Centex Home Equity 5.540 01/25/32 6,007
Series - 2002 A (Class AF6)
4,375,000 (a),(c) CIFC Funding CME Term SOFR 3 M + 1.712% 7.026 04/15/34 4,377,306
Series - 2021 2A (Class B)
1,500,000 (a),(c) CIFC Funding Ltd CME Term SOFR 3 M + 2.562% 7.878 01/17/35 1,501,304
Series - 2014 4RA (Class BR)
1,675,000 (c) Cologix Data Centers US Issuer LLC 3.300 12/26/51 1,521,951
Series - 2021 1A (Class A2)
17,979 Countrywide Asset-Backed Certificates (Step Bond) 5.216 10/25/27 15,641
Series - 2002 S4 (Class A5)
9,850,000 (c) Crescendo Royalty Funding LP 3.567 12/20/51 9,175,311
Series - 2021 1 (Class A)
4,283,175 (c) DB Master Finance LLC 4.021 05/20/49 4,145,121
Series - 2019 1A (Class A2II)
3,103,750 (c) DB Master Finance LLC 4.352 05/20/49 2,957,741
Series - 2019 1A (Class A23)
2,321,563 (c) DB Master Finance LLC 2.045 11/20/51 2,124,787
Series - 2021 1A (Class A2I)
6,744,750 (c) DB Master Finance LLC 2.493 11/20/51 5,944,508
Series - 2021 1A (Class A2II)
604,074 (c) Diamond Resorts Owner Trust 2.700 11/21/33 574,082
Series - 2021 1A (Class C)
314,622 (c) Diamond Resorts Owner Trust 3.830 11/21/33 288,708
Series - 2021 1A (Class D)
2,847,425 (c) Domino's Pizza Master Issuer LLC 4.474 10/25/45 2,792,377
Series - 2015 1A (Class A2II)
1,516,000 (c) Domino's Pizza Master Issuer LLC 4.116 07/25/48 1,474,739
Series - 2018 1A (Class A2I)
366,135 (a),(c) Ellington Loan Acquisition Trust SOFR 1 M + 1.214% 6.544 05/25/37 362,773
Series - 2007 2 (Class A2C)
3,250,000 (a),(c) Elmwood CLO 26 Ltd CME Term SOFR 3 M + 3.600% 0.000 04/18/37 3,264,381
Series - 2024 1A (Class D)
214,513 (c) HERO Funding Trust 3.280 09/20/48 186,756
Series - 2017 2A (Class A1)
429,025 (c) HERO Funding Trust 4.070 09/20/48 383,482
Series - 2017 2A (Class A2)
4,525,000 (c) Hertz Vehicle Financing LLC 2.050 12/26/25 4,418,309
Series - 2021 1A (Class C)
3,750,000 (c) HIFI A2 3.939 02/01/62 3,521,832
Series - 2022 1A (Class A2)
381,389 (c) Hilton Grand Vacations Trust 4.000 02/25/32 372,140
Series - 2018 AA (Class C)
961,499 (c) Hilton Grand Vacations Trust 2.840 07/25/33 919,838
Series - 2019 AA (Class C)
23,574 (a) Home Equity Asset Trust SOFR 1 M + 1.614% 6.360 06/25/33 22,451
Series - 2003 1 (Class M1)
1,681,844 (c) Horizon Aircraft Finance II Ltd 3.721 07/15/39 1,504,529
Series - 2019 1 (Class A)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 7,262,964 (c) Horizon Aircraft Finance III Ltd 3.425% 11/15/39 $ 5,737,582
Series - 2019 2 (Class A)
3,000,000 (c),(g) Industrial DPR Funding Ltd 5.380 04/15/34 2,566,350
Series - 2022 1A (Class 1)
499,977 (a),(c) Invitation Homes Trust SOFR 1 M + 1.364% 6.690 01/17/38 500,524
Series - 2018 SFR4 (Class B)
1,629,765 (c) Jonah Energy Abs I LLC 7.200 11/20/37 1,623,840
Series - 2022 1 (Class A1)
1,000,000 (a),(c) Kendall Re Ltd U.S. Treasury Bill 3 M + 4.000% 4.040 05/02/24 999,000
Series - 2020 A (Class A)
2,386,639 (c) Lunar Structured Aircraft Portfolio Notes 5.682 10/15/46 2,028,643
Series - 2021 1 (Class C)
4,000,000 (a),(c) Madison Park Funding LIX Ltd CME Term SOFR 3 M + 2.362% 7.660 01/18/34 4,004,908
Series - 2021 59A (Class C)
1,000,000 (a),(c) Madison Park Funding XXXVI Ltd CME Term SOFR 3 M + 3.500% 5.981 04/15/35 1,001,303
Series - 2019 36A (Class D1R)
1,000,000 (a),(c) Magnetite XXIII Ltd CME Term SOFR 3 M + 6.562% 7.484 01/25/35 1,002,747
Series - 2019 23A (Class ER)
3,500,000 (a),(c) Magnetite XXIII Ltd CME Term SOFR 3 M + 2.312% 7.636 01/25/35 3,502,905
Series - 2019 23A (Class CR)
327,525 Mid-State Capital Trust 5.745 01/15/40 321,859
Series - 2005 1 (Class A)
800,000 (a),(c) MSCG Trust 3.462 06/07/35 699,304
Series - 2015 ALDR (Class C)
4,310,000 (a),(c) MSCG Trust 3.462 06/07/35 3,689,459
Series - 2015 ALDR (Class D)
862,501 (c) MVW LLC 2.230 05/20/39 792,310
Series - 2021 2A (Class C)
465,816 (c) MVW Owner Trust 3.900 01/21/36 461,046
Series - 2018 1A (Class C)
496,055 (c) MVW Owner Trust 3.330 11/20/36 476,723
Series - 2019 1A (Class C)
1,730,000 (a),(c) Myers Park CLO Ltd CME Term SOFR 3 M + 1.862% 7.179 10/20/30 1,731,336
Series - 2018 1A (Class B1)
1,500,000 (c) NBC Funding LLC 4.970 07/30/51 1,356,497
Series - 2021 1 (Class B)
1,000,000 (c) Oak Street Investment Grade Net Lease Fund Series 4.230 01/20/51 882,328
Series - 2021 1A (Class B1)
1,000,000 (a),(c) Palmer Square CLO Ltd CME Term SOFR 3 M + 3.212% 5.462 01/15/35 1,001,964
Series - 2021 3A (Class D)
2,500,000 (a),(c) Palmer Square CLO Ltd CME Term SOFR 3 M + 3.050% 8.368 04/20/35 2,504,953
Series - 2022 1A (Class D)
600,000 (c) Progress Residential Trust 2.711 11/17/40 522,626
Series - 2021 SFR9 (Class D)
3,879,834 (c) Purewest Funding LLC 4.091 12/22/36 3,755,321
Series - 2021 1 (Class A1)
500,000 (a),(c) Residential Reinsurance 2021 Ltd U.S. Treasury Bill 3 M + 2.500% 7.850 06/06/25 480,150
Series - 2020 A (Class A)
500,000 (a),(c) Residential Reinsurance 2021 Ltd U.S. Treasury Bill 3 M + 3.660% 9.010 06/06/25 474,750
Series - 2020 A (Class A)
2,400,000 (a),(c) Sanders RE II Ltd U.S. Treasury Bill 3 M + 3.290% 7.980 04/07/25 2,364,000
Series - 2020 A (Class A)
1,116,628 (c) Settlement Fee Finance LLC 3.840 11/01/49 1,106,313
Series - 2019 1A (Class A)
131,209 (c) Sierra Timeshare Receivables Funding LLC 4.540 05/20/36 128,790
Series - 2019 2A (Class D)
1,059,781 (c) Sierra Timeshare Receivables Funding LLC 1.790 11/20/37 1,002,424
Series - 2021 1A (Class C)
181,863 (c) SolarCity LMC 4.800 11/20/38 178,074
Series - 2013 1 (Class A)

Core Plus Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 5,875,000 (c) Stack Infrastructure Issuer LLC 1.877% 03/26/46 $ 5,418,234
Series - 2021 1A (Class A2)
2,436,969 (c) START Ireland 5.095 03/15/44 2,114,119
Series - 2019 1 (Class B)
98,799 (a) Structured Asset Investment Loan Trust SOFR 1 M + 1.014% 6.344 09/25/34 93,678
Series - 2004 8 (Class M1)
5,250,000 (c) Taco Bell Funding LLC 4.970 05/25/46 5,171,051
Series - 2016 1A (Class A23)
3,810,000 (c) Taco Bell Funding LLC 4.940 11/25/48 3,713,916
Series - 2018 1A (Class A2II)
4,563,713 (c) Taco Bell Funding LLC 1.946 08/25/51 4,128,021
Series - 2021 1A (Class A2I)
4,833,900 (c) Taco Bell Funding LLC 2.294 08/25/51 4,197,999
Series - 2021 1A (Class A2II)
2,500,000 (a),(c) TCW CLO Ltd LIBOR 3 M + 7.122% 6.985 07/25/34 2,464,868
Series - 2021 2A (Class E)
475,000 (c) Tricon American Homes Trust 2.049 07/17/38 438,190
Series - 2020 SFR1 (Class B)
3,673,829 United Airlines Pass Through Trust 3.700 03/01/30 3,288,638
Series - 2018 1 (Class A)
5,109,668 (c) Vine 2.790 11/15/50 4,579,826
Series - 2020 1A (Class A)
1,611,080 (c) Vine 6.420 11/15/50 1,494,366
Series - 2020 1A (Class C)
2,000,000 (a),(c) Vitality Re XII Ltd U.S. Treasury Bill 3 M + 2.250% 2.250 01/07/25 2,000,000
Series - 2020 A (Class A)
2,532,462 (c) Vivint Colar Financing V LLC 7.370 04/30/48 2,361,553
Series - 2018 1A (Class B)
6,562,073 (c) Wendys Funding LLC 3.884 03/15/48 6,192,121
Series - 2018 1A (Class A2II)
5,649,165 (c) Wendy's Funding LLC 2.370 06/15/51 4,915,868
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 191,395,918
OTHER MORTGAGE BACKED - 9.0%
153,966 (a),(c) Agate Bay Mortgage Trust 3.500 09/25/45 137,870
Series - 2015 6 (Class A9)
1,500,000 (a),(c) Ashford Hospitality Trust CME Term SOFR 1 M + 2.022% 7.348 06/15/35 1,466,479
Series - 2018 KEYS (Class C)
2,000,000 (a) BANK 3.950 11/15/50 1,742,110
Series - 2017 BNK8 (Class B)
3,750,000 (c) BANK 2.500 10/17/52 2,165,953
Series - 2019 BN21 (Class D)
1,000,000 BANK 3.093 10/17/52 863,401
Series - 2019 BN21 (Class AS)
1,000,000 BANK 3.455 12/15/52 841,495
Series - 2019 BN23 (Class B)
2,000,000 BANK 1.925 12/15/53 1,615,092
Series - 2020 BN30 (Class A4)
4,000,000 (a) BANK 6.260 04/15/56 4,148,105
Series - 2023 5YR1 (Class A3)
4,500,000 (a),(c) BBCMS Mortgage Trust 4.267 08/05/38 3,218,050
Series - 2018 CHRS (Class E)
1,769,000 (a),(c) Benchmark Mortgage Trust 2.791 09/15/48 1,439,082
Series - 2020 IG2 (Class AM)
2,800,000 (a),(c) Benchmark Mortgage Trust 3.133 09/15/48 2,251,218
Series - 2020 IG3 (Class AS)
5,000,000 (a),(c) Benchmark Mortgage Trust 3.536 09/15/48 4,445,338
Series - 2020 IG3 (Class BXA)
1,100,000 Benchmark Mortgage Trust 4.267 03/15/52 1,021,014
Series - 2019 B9 (Class AS)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,600,000 (a) Benchmark Mortgage Trust 4.510% 05/15/53 $ 3,473,714
Series - 2018 B7 (Class A4)
9,100,000 (c) Benchmark Mortgage Trust 4.139 07/15/53 8,286,457
Series - 2020 B18 (Class AGNF)
6,500,000 (a) Benchmark Mortgage Trust 2.563 02/15/54 4,602,084
Series - 2021 B23 (Class C)
2,000,000 Benchmark Mortgage Trust 2.224 08/15/54 1,649,327
Series - 2021 B28 (Class A5)
2,000,000 Benchmark Mortgage Trust 5.626 04/15/56 1,996,676
Series - 2023 B38 (Class A2)
4,000,000 (a),(b),(c),(g) BX Commercial Mortgage Trust CME Term SOFR 1 M + 1.541% 6.891 03/15/34 3,989,988
Series - 2024 WPT (Class A)
4,500,000 (a),(c) BXP Trust 2.775 01/15/44 2,917,281
Series - 2021 601L (Class D)
5,100,000 (c) Capital Automotive REIT 4.520 02/15/50 4,632,255
Series - 2020 1A (Class B2)
1,800,000 (a) CD Mortgage Trust 3.879 11/10/49 1,567,135
Series - 2016 CD2 (Class B)
1,000,000 (a) CD Mortgage Trust 3.977 11/10/49 830,462
Series - 2016 CD2 (Class C)
1,400,000 (a) CD Mortgage Trust 4.538 02/10/50 699,917
Series - 2017 CD3 (Class C)
6,296,164 (c) CF Hippolyta LLC 2.280 07/15/60 5,791,840
Series - 2020 1 (Class B1)
2,806,290 (c) CF Hippolyta LLC 2.600 07/15/60 2,306,050
Series - 2020 1 (Class B2)
10,131,311 (c) CF Hippolyta LLC 1.530 03/15/61 9,161,434
Series - 2021 1A (Class A1)
8,482,028 (c) CF Hippolyta LLC 1.980 03/15/61 7,463,373
Series - 2021 1A (Class B1)
218,675 (a),(c) CF Mortgage Trust 2.840 04/15/25 208,779
Series - 2020 P1 (Class A1)
10,000,000 (a),(c) CF Mortgage Trust 3.603 04/15/52 6,654,519
Series - 2020 P1 (Class A2)
5,000,000 (a) CFCRE Commercial Mortgage Trust 3.502 11/10/49 4,616,351
Series - 2016 C6 (Class AM)
3,400,000 (a),(c) Citigroup Commercial Mortgage Trust Term SOFR 1 M + 2.014% 7.340 10/15/38 3,337,390
Series - 2021 PRM2 (Class D)
1,129,262 (a),(c) Citigroup Commercial Mortgage Trust 4.471 07/10/47 993,288
Series - 2014 GC23 (Class D)
2,600,000 (a) Citigroup Commercial Mortgage Trust 3.758 04/10/48 2,508,578
Series - 2015 GC29 (Class B)
1,650,000 (a) Citigroup Commercial Mortgage Trust 4.137 04/10/48 1,535,549
Series - 2015 GC29 (Class C)
2,717,806 Citigroup Commercial Mortgage Trust 4.233 04/10/49 2,558,627
Series - 2016 GC37 (Class B)
1,020,000 Citigroup Commercial Mortgage Trust 3.018 08/10/56 888,254
Series - 2019 GC41 (Class AS)
3,000,000 (a),(c) COMM Mortgage Trust 5.349 08/10/46 2,488,686
Series - 2013 LC13 (Class D)
4,255,228 (a) COMM Mortgage Trust 4.585 02/10/47 4,066,671
Series - 2014 CR14 (Class B)
1,120,000 COMM Mortgage Trust 4.174 05/10/47 1,082,653
Series - 2014 CR17 (Class AM)
3,465,600 COMM Mortgage Trust 4.377 05/10/47 3,298,538
Series - 2014 CR17 (Class B)
5,150,000 (a),(c) COMM Mortgage Trust 4.767 06/10/47 2,893,784
Series - 2014 UBS3 (Class D)
3,619,500 (a) COMM Mortgage Trust 4.456 07/15/47 3,558,468
Series - 2014 CR18 (Class B)

Core Plus Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,750,000 (a),(c) COMM Mortgage Trust 4.697% 08/10/47 $ 2,459,812
Series - 2014 CR19 (Class D)
2,500,000 (c) COMM Mortgage Trust 3.000 03/10/48 1,912,887
Series - 2015 CR22 (Class E)
2,600,000 (a),(c) COMM Mortgage Trust 4.066 03/10/48 2,214,930
Series - 2015 CR22 (Class D)
3,340,500 (a) COMM Mortgage Trust 4.066 03/10/48 3,025,343
Series - 2015 CR22 (Class C)
2,500,000 (a) COMM Mortgage Trust 4.283 05/10/48 2,219,823
Series - 2015 CR23 (Class D)
2,500,000 (a) COMM Mortgage Trust 3.463 08/10/48 2,157,280
Series - 2015 CR24 (Class D)
2,500,000 (a) COMM Mortgage Trust 4.348 08/10/48 2,381,160
Series - 2015 CR24 (Class B)
3,000,000 (a) COMM Mortgage Trust 4.348 08/10/48 2,714,355
Series - 2015 CR24 (Class C)
3,175,000 (a) COMM Mortgage Trust 4.464 10/10/48 2,973,316
Series - 2015 CR26 (Class C)
7,610,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8.820 03/25/42 7,988,226
Series - 2022 R03 (Class 1M2)
2,475,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8.320 04/25/42 2,555,168
Series - 2022 R05 (Class 2M2)
15,720,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9.170 05/25/42 16,697,176
Series - 2022 R06 (Class 1M2)
3,565,000 (a),(c) Connecticut Avenue Securities Trust SOFR + 3.600% 8.920 07/25/42 3,770,283
Series - 2022 R08 (Class 1M2)
5,675,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10.071 09/25/42 6,212,907
Series - 2022 R09 (Class 2M2)
430,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.750% 12.071 09/25/42 478,320
Series - 2022 R09 (Class 2B1)
9,681,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9.071 12/25/42 10,366,344
Series - 2023 R01 (Class 1M2)
5,000,000 (a),(c) CPT Mortgage Trust 2.997 11/13/39 3,325,604
Series - 2019 CPT (Class E)
1,850,000 (a),(c) Credit Suisse Mortgage Capital Certificates 3.388 10/25/59 1,698,864
Series - 2019 NQM1 (Class M1)
1,881,319 (a),(c) Credit Suisse Mortgage Capital Certificates 2.405 10/25/66 1,598,470
Series - 2021 NQM8 (Class A3)
3,340,000 CSAIL Commercial Mortgage Trust 3.505 04/15/50 3,276,485
Series - 2015 C1 (Class A4)
1,799,583 (a),(c) CSMC 2.130 05/25/65 1,222,100
Series - 2021 NQM1 (Class M1)
5,065,000 DBJPMortgage Trust 3.539 05/10/49 4,767,234
Series - 2016 C1 (Class AM)
2,497,093 (a),(c) ELP Commercial Mortgage Trust SOFR 1 M + 2.233% 7.559 11/15/38 2,474,410
Series - 2021 ELP (Class E)
37,177 (a),(c) Flagstar Mortgage Trust 4.000 09/25/48 34,420
Series - 2018 5 (Class A11)
1,270,094 (a),(c) Flagstar Mortgage Trust 2.500 04/25/51 1,014,208
Series - 2021 2 (Class A4)
1,673,706 (a),(c) Flagstar Mortgage Trust 2.500 06/01/51 1,336,504
Series - 2021 4 (Class A21)
8,123,696 (a),(c) Flagstar Mortgage Trust 3.000 10/25/51 6,740,208
Series - 2021 10IN (Class A17)
1,110,000 (c) Flexential Issuer, LLC 3.250 11/27/51 1,005,894
Series - 2021 1A (Class A2)
3,000,000 (a),(c) GS Mortgage Securities Corp II SOFR 1 M + 3.464% 8.790 11/15/36 2,886,056
Series - 2021 ARDN (Class E)
5,200,000 (a),(c) GS Mortgage Securities Corp Trust SOFR 1 M + 2.164% 7.490 11/15/36 5,045,116
Series - 2021 ARDN (Class C)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,547,555 (a),(c) GS Mortgage Securities Trust 4.285% 02/10/46 $ 2,406,059
Series - 2013 GC10 (Class C)
2,250,000 (a) GS Mortgage Securities Trust 3.982 10/10/49 2,018,828
Series - 2016 GS3 (Class C)
3,725,000 (a) GS Mortgage Securities Trust 3.952 11/10/49 3,175,675
Series - 2016 GS4 (Class C)
2,000,000 (c) GS Mortgage Securities Trust 3.000 08/10/50 1,606,024
Series - 2017 GS7 (Class D)
3,800,000 (a) GS Mortgage Securities Trust 4.158 02/10/52 3,517,131
Series - 2019 GC38 (Class AS)
1,500,000 (a) GS Mortgage Securities Trust 4.761 02/10/52 1,342,993
Series - 2019 GC38 (Class C)
1,000,000 (a) GS Mortgage Securities Trust 3.405 02/13/53 854,855
Series - 2020 GC45 (Class B)
3,000,000 GS Mortgage Securities Trust 2.012 12/12/53 2,391,605
Series - 2020 GSA2 (Class A5)
43,425 (a),(c) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 40,226
Series - 2019 PJ2 (Class A1)
113,423 (a),(c) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 104,970
Series - 2019 PJ2 (Class A4)
238,500 (a),(c) GS Mortgage-Backed Securities Corp Trust 3.000 01/25/51 201,256
Series - 2020 PJ4 (Class A4)
15,613,944 (a),(c) GS Mortgage-Backed Securities Corp Trust 0.257 03/27/51 191,041
Series - 2020 PJ5 (Class AX1)
445,479 (a),(c) GS Mortgage-Backed Securities Corp Trust 3.000 03/27/51 376,327
Series - 2020 PJ5 (Class A4)
994,457 (a),(c) GS Mortgage-Backed Securities Corp Trust 2.500 05/25/51 804,449
Series - 2020 PJ6 (Class A4)
5,264,185 (a),(c) GS Mortgage-Backed Securities Corp Trust 2.500 10/25/51 4,203,610
Series - 2021 PJ5 (Class A4)
3,664,341 (a),(c) GS Mortgage-Backed Securities Corp Trust 3.000 06/25/52 3,044,856
Series - 2022 PJ2 (Class A36)
267,149 (a),(c) GS Mortgage-Backed Securities Trust 3.630 05/25/50 227,193
Series - 2020 PJ1 (Class B2)
1,189,328 (a),(c) GS Mortgage-Backed Securities Trust 2.500 07/25/51 949,714
Series - 2021 PJ2 (Class A4)
8,383,013 (a),(c) GS Mortgage-Backed Securities Trust 2.500 01/25/52 6,694,087
Series - 2021 PJ7 (Class A4)
4,106,363 (a),(c) GS Mortgage-Backed Securities Trust 2.500 01/25/52 3,279,054
Series - 2021 PJ8 (Class A4)
1,494,728 (a),(c) GS Mortgage-Backed Securities Trust 2.722 01/25/52 1,171,287
Series - 2021 PJ7 (Class B2)
2,133,231 (a),(c) GS Mortgage-Backed Securities Trust 3.000 07/25/52 1,771,264
Series - 2022 INV1 (Class A4)
3,711,190 (a),(c) GS Mortgage-Backed Securities Trust 3.000 09/25/52 3,079,164
Series - 2022 HP1 (Class A4)
2,557,534 (a),(c) GS Mortgage-Backed Securities Trust 3.000 10/25/52 2,125,164
Series - 2022 PJ5 (Class A36)
2,299,791 (a),(c) GS Mortgage-Backed Securities Trust 3.000 01/25/53 1,910,994
Series - 2022 PJ6 (Class A24)
3,354,665 (a),(c) GS Mortgage-Backed Securities Trust 3.500 02/25/53 2,903,969
Series - 2023 PJ1 (Class A24)
189,469 (c) GSMPS Mortgage Loan Trust 7.500 03/25/35 181,946
Series - 2005 RP2 (Class 1A2)
174,575 (c) GSMPS Mortgage Loan Trust 7.500 09/25/35 170,812
Series - 2005 RP3 (Class 1A2)
3,000,000 (a),(c) Hudson Yards Mortgage Trust 3.443 07/10/39 2,528,564
Series - 2019 30HY (Class D)
1,000,000 (a),(c) Hudson Yards Mortgage Trust 2.943 12/10/41 813,222
Series - 2019 55HY (Class D)

Core Plus Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,490,000 (a),(c) Hudson Yards Mortgage Trust 2.943% 12/10/41 $ 1,094,266
Series - 2019 55HY (Class F)
598,691 (a),(c) Imperial Fund Mortgage Trust 2.051 10/25/55 541,329
Series - 2020 NQM1 (Class A3)
440,000 (a),(c) Imperial Fund Mortgage Trust 3.531 10/25/55 377,609
Series - 2020 NQM1 (Class M1)
29,282 (a) JP Morgan Alternative Loan Trust CME Term SOFR 1 M + 0.674% 6.004 04/25/47 27,835
Series - 2007 S1 (Class A1)
294,450 (a),(c) JP Morgan Chase Commercial Mortgage Securities
Corp
3.983 01/15/46 270,293
Series - 2013 C13 (Class D)
4,808,346 JP Morgan Chase Commercial Mortgage Securities
Corp
3.379 09/15/50 4,682,758
Series - 2017 JP7 (Class A3)
1,000,000 (c) JP Morgan Chase Commercial Mortgage Securities
Trust
3.267 01/16/37 696,424
Series - 2020 NNN (Class CFX)
2,140,000 JP Morgan Chase Commercial Mortgage Securities
Trust
2.822 08/15/49 2,011,902
Series - 2016 JP2 (Class A4)
973,836 (a),(c) JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6.677 12/25/44 936,524
Series - 2015 1 (Class B1)
61,256 (a),(c) JP Morgan Mortgage Trust 3.500 05/25/45 55,175
Series - 2015 3 (Class A19)
316,131 (a),(c) JP Morgan Mortgage Trust 3.500 10/25/45 282,359
Series - 2015 6 (Class A13)
645,356 (a),(c) JP Morgan Mortgage Trust 3.500 09/25/48 560,564
Series - 2018 3 (Class A13)
934,235 (a),(c) JP Morgan Mortgage Trust 3.500 10/25/48 808,825
Series - 2018 5 (Class A13)
680,216 (a),(c) JP Morgan Mortgage Trust 4.257 10/26/48 672,776
Series - 2017 5 (Class A2)
121,554 (a),(c) JP Morgan Mortgage Trust 4.000 02/25/49 111,081
Series - 2018 9 (Class A13)
185,568 (a),(c) JP Morgan Mortgage Trust 4.000 05/25/49 172,870
Series - 2019 1 (Class A15)
2,348,196 (a),(c) JP Morgan Mortgage Trust 3.823 06/25/50 2,047,323
Series - 2020 1 (Class B2)
12,227,545 (a),(c) JP Morgan Mortgage Trust 0.139 07/25/51 91,010
Series - 2021 3 (Class AX1)
8,668,776 (a),(c) JP Morgan Mortgage Trust 0.130 08/25/51 60,861
Series - 2021 4 (Class AX1)
984,873 (a),(c) JP Morgan Mortgage Trust 2.880 08/25/51 781,668
Series - 2021 4 (Class B2)
16,688,511 (a),(c) JP Morgan Mortgage Trust 0.137 10/25/51 126,075
Series - 2021 6 (Class AX1)
2,984,271 (a),(c) JP Morgan Mortgage Trust 2.500 10/25/51 2,383,030
Series - 2021 6 (Class A15)
4,528,519 (a),(c) JP Morgan Mortgage Trust 0.400 12/25/51 98,121
Series - 2021 INV2 (Class AX4)
992,445 (a),(c) JP Morgan Mortgage Trust 2.500 12/25/51 792,497
Series - 2021 10 (Class A15)
1,067,385 (a),(c) JP Morgan Mortgage Trust 2.500 02/25/52 851,010
Series - 2021 12 (Class A15)
1,617,117 (a),(c) JP Morgan Mortgage Trust 2.500 05/25/52 1,289,303
Series - 2021 14 (Class A15)
1,048,358 (a),(c) JP Morgan Mortgage Trust 2.927 05/25/52 863,154
Series - 2021 LTV2 (Class A3)
1,583,842 (a),(c) JP Morgan Mortgage Trust 3.000 08/25/52 1,316,081
Series - 2022 2 (Class A25)
2,180,034 (a),(c) JP Morgan Mortgage Trust 3.000 09/25/52 1,810,126
Series - 2022 INV3 (Class A6)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,118,537 (a),(c) JP Morgan Mortgage Trust 3.500% 09/25/52 $ 3,570,344
Series - 2022 LTV2 (Class A6)
2,894,159 (a),(c) JP Morgan Mortgage Trust 3.000 12/25/52 2,404,880
Series - 2022 7 (Class 1A17)
964,766 (a),(c) JP Morgan Mortgage Trust 4.000 12/25/52 867,548
Series - 2022 7 (Class 2A6A)
89,962 JPMBB Commercial Mortgage Securities Trust 3.657 09/15/47 89,513
Series - 2014 C23 (Class ASB)
2,500,000 JPMBB Commercial Mortgage Securities Trust 4.110 09/15/47 2,372,731
Series - 2014 C22 (Class AS)
1,688,355 (a) JPMBB Commercial Mortgage Securities Trust 4.480 09/15/47 1,655,013
Series - 2014 C23 (Class B)
1,550,000 (a) JPMBB Commercial Mortgage Securities Trust 4.480 09/15/47 1,496,249
Series - 2014 C23 (Class C)
1,000,000 (a) JPMBB Commercial Mortgage Securities Trust 4.561 09/15/47 927,521
Series - 2014 C22 (Class B)
5,000,000 JPMBB Commercial Mortgage Securities Trust 3.634 02/15/48 4,658,313
Series - 2015 C27 (Class AS)
3,500,000 JPMBB Commercial Mortgage Securities Trust 4.106 08/15/48 3,317,889
Series - 2015 C31 (Class AS)
6,000,000 (a) JPMBB Commercial Mortgage Securities Trust 4.624 08/15/48 5,324,806
Series - 2015 C31 (Class B)
2,500,000 (a),(c) JPMBB Commercial Mortgage Securities Trust 4.202 03/17/49 2,124,875
Series - 2016 C1 (Class D1)
2,800,000 JPMDB Commercial Mortgage Securities Trust 2.536 05/13/53 2,085,680
Series - 2020 COR7 (Class AS)
8,000,000 (c) Liberty Street Trust 3.597 02/10/36 7,423,702
Series - 2016 225L (Class A)
882,200 (c) Morgan Stanley Bank of America Merrill Lynch Trust 4.384 12/15/46 826,854
Series - 2014 C19 (Class LNC2)
3,682,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4.000 12/15/47 3,535,583
Series - 2014 C19 (Class B)
129,081 (a) Morgan Stanley Capital I Trust 5.877 12/12/49 54,747
Series - 2007 IQ16 (Class AJFX)
300,000 Morgan Stanley Capital I Trust 3.587 12/15/50 282,173
Series - 2017 HR2 (Class A4)
2,150,000 (a) Morgan Stanley Capital I Trust 4.429 07/15/51 2,044,697
Series - 2018 H3 (Class AS)
922,217 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 07/25/51 805,430
Series - 2021 4 (Class A4)
1,500,000 (c) MRCD Mortgage Trust 2.718 12/15/36 937,304
Series - 2019 PARK (Class E)
9,422,316 (a),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5.915 07/15/36 8,725,780
Series - 2019 MILE (Class A)
3,000,000 (a),(c) Natixis Commercial Mortgage Securities Trust Term SOFR 1 M + 3.579% 8.905 07/15/36 2,158,858
Series - 2019 MILE (Class E)
4,500,000 (a),(c) Natixis Commercial Mortgage Securities Trust Term SOFR 1 M + 4.329% 9.655 07/15/36 2,998,630
Series - 2019 MILE (Class F)
74,093 (a) New York Mortgage Trust SOFR 1 M + 0.594% 5.924 02/25/36 72,636
Series - 2005 3 (Class A1)
4,665,000 (a),(c) NRTH Mortgage Trust CME Term SOFR 1 M + 1.641% 6.941 03/15/41 4,678,878
Series - 2024 PARK (Class A)
4,926,893 (a),(c) OBX Trust 2.500 07/25/51 3,934,272
Series - 2021 J2 (Class A19)
3,799,210 (a),(c) OBX Trust 4.000 10/25/52 3,402,176
Series - 2022 INV5 (Class A13)
301,314 (a),(c) OBX Trust SOFR 1 M + 0.764% 4.658 06/25/57 290,520
Series - 2018 1 (Class A2)
1,491,320 (a),(c) Oceanview Mortgage Trust 2.500 05/25/51 1,190,864
Series - 2021 1 (Class A19)

Core Plus Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,041,253 (a),(c) Oceanview Mortgage Trust 4.500% 11/25/52 $ 965,902
Series - 2022 1 (Class A1)
5,700,000 (c) One Bryant Park Trust 2.516 09/15/54 4,876,279
Series - 2019 OBP (Class A)
3,349,018 (a),(c) OPEN Trust SOFR 1 M + 5.236% 10.561 10/15/28 3,380,908
Series - 2023 AIR (Class C)
1,500,000 (a),(c) PKHL Commercial Mortgage Trust CME Term SOFR 1 M + 0.994% 6.320 07/15/38 1,429,472
Series - 2021 MF (Class A)
1,056,914 RCKT Mortgage Trust 3.006 09/25/51 810,191
1,357,070 (a),(c) RCKT Mortgage Trust 3.500 06/25/52 1,173,904
Series - 2022 4 (Class A22)
144,176 (a),(c) Sequoia Mortgage Trust 3.500 05/25/45 128,700
Series - 2015 2 (Class A1)
181,724 (a),(c) Sequoia Mortgage Trust 3.500 06/25/46 162,067
Series - 2016 1 (Class A19)
542,299 (a),(c) Sequoia Mortgage Trust 3.500 02/25/47 479,982
Series - 2017 2 (Class A19)
1,105,206 (a),(c) Sequoia Mortgage Trust 3.724 09/25/47 1,012,445
Series - 2017 6 (Class B1)
207,711 (a),(c) Sequoia Mortgage Trust 3.500 03/25/48 183,376
Series - 2018 3 (Class A1)
15,879 (a),(c) Sequoia Mortgage Trust 4.000 09/25/48 14,694
Series - 2018 7 (Class A19)
1,735,715 (a),(c) Sequoia Mortgage Trust 3.000 04/25/50 1,463,354
Series - 2020 3 (Class A19)
2,500,000 (c) SLG Office Trust 2.851 07/15/41 1,906,725
Series - 2021 OVA (Class E)
2,319,312 (a),(c) SMR Mortgage Trust Term SOFR 1 M + 2.400% 7.725 02/15/39 2,228,817
Series - 2022 IND (Class B)
2,588,843 (a),(c) Verus Securitization Trust 2.240 10/25/66 2,171,010
Series - 2021 7 (Class A3)
1,700,000 (a),(c) VNDO Trust 3.903 01/10/35 1,364,208
Series - 2016 350P (Class E)
412,594 (c) VSE VOI Mortgage LLC 4.020 02/20/36 405,216
Series - 2018 A (Class C)
6,489 (a) Washington Mutual Mortgage Pass-Through
Certificates Trust
5.672 08/25/38 6,271
Series - 2004 RA3 (Class 2A)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust 4.140 05/15/48 1,724,666
Series - 2015 NXS1 (Class D)
1,200,000 (c) Wells Fargo Commercial Mortgage Trust 3.153 09/15/57 1,116,429
Series - 2015 NXS3 (Class D)
64,867 (a),(c) Wells Fargo Mortgage Backed Securities Trust 4.000 04/25/49 60,502
Series - 2019 2 (Class A17)
278,799 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.000 07/25/50 235,802
Series - 2020 4 (Class A17)
6,485,578 (a),(c) Wells Fargo Mortgage Backed Securities Trust 2.500 06/25/51 5,178,928
Series - 2021 2 (Class A17)
1,222,698 (a),(c) Wells Fargo Mortgage Backed Securities Trust 2.500 12/25/51 974,839
Series - 2022 2 (Class A18)
1,562,234 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.000 03/25/52 1,296,181
Series - 2022 INV1 (Class A18)
2,706,060 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.500 03/25/52 2,339,133
Series - 2022 INV1 (Class A17)
5,277,000 WFRBS Commercial Mortgage Trust 3.607 11/15/47 5,188,096
Series - 2014 C24 (Class A5)
81,899 (a),(c) WinWater Mortgage Loan Trust 3.920 06/20/44 66,929
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 428,468,918
TOTAL STRUCTURED ASSETS 619,864,836
(Cost $688,695,362)

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 0.0%
ENERGY - 0.0%
1,538 (g),(j) Cloud Peak Energy, Inc $ 15
TOTAL ENERGY 15
MATERIALS - 0.0%
415,953 (j) Petra Diamonds Ltd 213,148
TOTAL MATERIALS 213,148
SOFTWARE & SERVICES - 0.0%
4,815 (j) Avaya, Inc 26,483
1,010 (j) Avaya, Inc 5,555
TOTAL SOFTWARE & SERVICES 32,038
TOTAL COMMON STOCKS 245,201
(Cost $457,866)
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
34,686 Morgan Stanley 863,681
139,125 Morgan Stanley 3,660,379
TOTAL FINANCIAL SERVICES 4,524,060
TOTAL PREFERRED STOCKS 4,524,060
(Cost $4,394,529)
TOTAL LONG-TERM INVESTMENTS 4,652,167,783
(Cost $5,026,510,188)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 0.0%
$ $ 2,500,000 Federal Farm Credit Discount Notes 0.000% 04/26/24 2,489,568
TOTAL GOVERNMENT AGENCY DEBT 2,489,568
REPURCHASE AGREEMENT - 0.6%
27,470,000 (k) Fixed Income Clearing Corp (FICC) 5.320 04/01/24 27,470,000
TOTAL REPURCHASE AGREEMENT 27,470,000
TREASURY DEBT - 0.5%
10,000,000 United States Treasury Bill 0.000 04/16/24 9,978,044
6,250,000 United States Treasury Bill 0.000 04/23/24 6,229,871
7,500,000 United States Treasury Bill 0.000 05/09/24 7,458,287
UYU 20,000,000 Uruguay Monetary Regulation Bill 0.000 04/12/24 530,783
TOTAL TREASURY DEBT 24,196,985
TOTAL SHORT-TERM INVESTMENTS 54,156,553
(Cost $54,135,644)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.2%
55,272,446 (l) State Street Navigator Securities Lending Government Money Market Portfolio 5.340 (m) 55,272,446
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 55,272,446
(Cost $55,272,446)
TOTAL INVESTMENTS - 100.1% 4,761,596,782
(Cost $5,135,918,278)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (5,304,549)
NET ASSETS - 100.0% $ 4,756,292,233

Core Plus Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
AVG Average
BRL Brazilian Real
CME Chicago Mercantile Exchange
COP Colombia Peso
D Day
DOP Dominican Republic Peso
EUR Euro
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
PLN Polish Zloty
REIT Real Estate Investment Trust
SOFR Secure Overnight Financing Rate
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $60,866,438.
(e)
Perpetual security
(f)
Payment in Kind Bond
(g)
For fair value measurement disclosure purposes, investment classified as Level 3.
(h)
In default
(i)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(j)
Non-income producing
(k) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $27,486,238 on 4/1/24, collateralized by Government Agency Securities, with coupon rates 0.125%–4.500% and maturity date 7/15/26, valued at $28,019,419.
(l)
Investments made with cash collateral received from securities on loan.
(m)
The rate shown is the one-day yield as of the end of the reporting period.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 2,501,511 EUR 2,269,370 Toronto Dominion Bank 04/16/24   $ 51,645
EUR Euro

Portfolio of Investments
5–15 Year Laddered Tax Exempt Bond Fund March 31, 2024

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 99.3%
LONG-TERM MUNICIPAL BONDS - 99.3%
ALABAMA
-
1 .1%
$ 220,000 City of Andalusia AL 4 .000% 10/01/33 $ 225,553
500,000 City of Birmingham AL 5 .000 12/01/30 541,473
600,000 County of Jefferson AL Sewer Revenue 5 .000 10/01/39 660,865
630,000 County of Mobile AL 5 .000 02/01/34 693,947
250,000 Jackson County Board of Education 3 .000 03/01/39 215,655
TOTAL ALABAMA 2,337,493
ALASKA
-
0 .2%
500,000 Alaska Municipal Bond Bank Authority 5 .000 12/01/31 513,643
TOTAL ALASKA 513,643
ARIZONA
-
0 .6%
150,000 Maricopa County Unified School District No 60 Higley 5 .000 06/01/38 167,472
190,000 Pinal County Electric District No 3 5 .000 07/01/33 196,950
1,005,000 Salt River Project Agricultural Improvement & Power
District
5 .000 01/01/38 1,072,608
TOTAL ARIZONA 1,437,030
ARKANSAS
-
0 .5%
1,000,000 City of Fort Smith AR Water & Sewer Revenue 5 .000 10/01/32 1,081,100
TOTAL ARKANSAS 1,081,100
CALIFORNIA
-
6 .1%
365,000 California Educational Facilities Authority 5 .000 12/01/29 393,175
1,510,000 California Health Facilities Financing Authority 5 .000 09/01/33 1,565,093
185,000 California Municipal Finance Authority 4 .000 07/15/29 183,687
225,000 (a) California Statewide Communities Development
Authority
5 .000 12/01/28 233,845
115,000 City & County of San Francisco CA 3 .000 06/15/32 114,088
2,500,000 City of Los Angeles Department of Airports 5 .000 05/15/33 2,786,942
1,000,000 City of Los Angeles Department of Airports 5 .000 05/15/35 1,110,503
1,595,000 Hayward Area Recreation & Park District 5 .000 08/01/31 1,725,673
1,560,000 Rancho Water District Financing Authority 5 .000 08/01/30 1,688,428
285,000 Riverside Public Financing Authority Loc Measure A
Sales Tax Revenue
5 .000 06/01/30 325,951
800,000 Sacramento City Unified School District 5 .000 08/01/39 879,777
2,475,000 State of California 4 .000 03/01/36 2,613,716
TOTAL CALIFORNIA 13,620,878
COLORADO
-
0 .7%
1,000,000 Colorado Health Facilities Authority 4 .000 11/15/38 1,008,206
250,000 Colorado Health Facilities Authority 5 .000 12/01/41 254,120
310,000 Denver Health & Hospital Authority 5 .000 12/01/28 327,170
TOTAL COLORADO 1,589,496
CONNECTICUT
-
4 .1%
1,180,000 Capital Region Development Authority 5 .000 06/15/29 1,264,328
765,000 Capital Region Development Authority 5 .000 06/15/33 818,724
1,900,000 City of Bridgeport CT 5 .000 06/01/34 2,105,160
630,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/29 647,847
330,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/30 339,611

5–15 Year Laddered Tax Exempt Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
CONNECTICUT—continued
$ 350,000 Connecticut State Health & Educational Facilities
Authority
5 .000% 07/01/32 $ 368,354
350,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/33 368,210
1,540,000 State of Connecticut 3 .000 01/15/36 1,463,921
255,000 State of Connecticut 5 .000 11/15/38 290,505
200,000 State of Connecticut 5 .000 01/15/39 230,539
1,000,000 State of Connecticut Special Tax Revenue 5 .000 05/01/34 1,127,764
TOTAL CONNECTICUT 9,024,963
DISTRICT OF COLUMBIA
-
0 .8%
1,435,000 Metropolitan Washington Airports Authority Aviation
Revenue
5 .000 10/01/32 1,550,654
300,000 Washington Metropolitan Area Transit Authority 5 .000 07/01/32 317,035
TOTAL DISTRICT OF COLUMBIA 1,867,689
FLORIDA
-
8 .4%
2,500,000 Brevard County School District 5 .000 07/01/31 2,650,460
210,000 City of Mount Dora FL Fire Protection Assessment
Revenue
5 .000 05/01/30 224,399
550,000 County of Okaloosa FL Sales Tax Revenue 5 .000 10/01/33 603,276
2,500,000 Duval County Public Schools 5 .000 07/01/31 2,819,512
1,250,000 (a) Florida Development Finance Corp 8 .000 07/01/57 1,325,000
1,210,000 (a) Florida Development Finance Corp 8 .250 07/01/57 1,209,746
1,200,000 Greater Orlando Aviation Authority 4 .000 10/01/35 1,219,828
175,000 Hillsborough County Aviation Authority 5 .000 10/01/31 186,398
190,000 Hillsborough County Aviation Authority 5 .000 10/01/33 202,268
400,000 Hillsborough County Port District 5 .000 06/01/29 425,416
1,000,000 Hillsborough County Port District 5 .000 06/01/33 1,062,991
250,000 Palm Beach County School District 5 .000 08/01/39 284,696
500,000 School District of Broward County 5 .000 07/01/31 513,777
2,040,000 School District of Broward County 5 .000 07/01/32 2,303,587
2,500,000 State of Florida 5 .000 06/01/35 3,070,430
540,000 Volusia County Educational Facility Authority 5 .000 10/15/32 572,493
TOTAL FLORIDA 18,674,277
GEORGIA
-
3 .6%
2,500,000 City of Atlanta GA Department of Aviation 4 .000 07/01/34 2,550,507
1,000,000 Dahlonega Downtown Development Authority 4 .000 07/01/37 1,002,065
1,250,000 Dahlonega Downtown Development Authority 4 .000 07/01/38 1,242,474
1,000,000 Dahlonega Downtown Development Authority 5 .000 07/01/39 1,042,445
1,165,000 Main Street Natural Gas, Inc 5 .000 06/01/28 1,201,345
1,000,000 Main Street Natural Gas, Inc 5 .000 12/01/30 1,050,795
TOTAL GEORGIA 8,089,631
GUAM
-
0 .2%
200,000 Port Authority of Guam 5 .000 07/01/29 210,185
200,000 Port Authority of Guam 5 .000 07/01/30 210,348
TOTAL GUAM 420,533
HAWAII
-
0 .5%
1,000,000 State of Hawaii Airports System Revenue 5 .000 07/01/41 1,006,077
TOTAL HAWAII 1,006,077
ILLINOIS
-
11 .3%
500,000 Chicago Housing Authority 5 .000 01/01/33 528,127
1,250,000 City of Chicago IL 5 .000 01/01/29 1,342,605
3,315,000 City of Chicago IL 5 .000 01/01/29 3,560,590
270,000 City of LeRoy IL 3 .000 12/01/35 242,218
200,000 City of Waukegan IL Water & Sewer System Revenue 5 .000 12/30/31 219,162
1,750,000 County of Cook IL 5 .000 11/15/31 1,820,614
1,355,000 County of Cook IL Sales Tax Revenue 4 .000 11/15/39 1,321,485

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
ILLINOIS—continued
$ 2,000,000 Illinois Finance Authority 5 .000% 10/01/34 $ 2,037,280
475,000 Illinois Finance Authority 5 .000 10/01/36 491,306
1,825,000 Illinois State Toll Highway Authority 5 .000 01/01/37 2,153,540
275,000 Illinois State Toll Highway Authority 5 .000 01/01/39 318,407
225,000 Madison & Jersey Counties Unit School District No
11-Alton
5 .000 12/01/30 244,175
300,000 Metropolitan Pier & Exposition Authority 5 .000 12/15/34 315,251
2,500,000 Sales Tax Securitization Corp 5 .000 01/01/31 2,776,154
1,655,000 State of Illinois 4 .000 02/01/30 1,694,448
1,500,000 State of Illinois 5 .000 03/01/37 1,640,331
1,043,000 Village of Bolingbrook IL 4 .000 03/01/30 1,058,073
250,000 Village of Broadview IL 5 .000 12/01/28 263,348
200,000 Village of Broadview IL 5 .000 12/01/29 210,945
545,000 Village of Broadview IL 5 .000 12/01/30 575,585
745,000 Village of Broadview IL 5 .000 12/01/33 789,046
1,005,000 Village of Lyons IL 4 .000 12/01/36 1,032,512
500,000 Village of Matteson IL 5 .000 12/01/35 531,477
TOTAL ILLINOIS 25,166,679
INDIANA
-
1 .6%
500,000 Brownsburg 1999 School Building Corp 5 .000 01/15/30 536,210
1,045,000 Indianapolis Local Public Improvement Bond Bank 6 .000 02/01/37 1,287,262
1,000,000 Indianapolis Local Public Improvement Bond Bank 6 .000 02/01/39 1,212,817
550,000 New Castle Middle School Building Corp 5 .000 07/15/30 603,081
TOTAL INDIANA 3,639,370
IOWA
-
1 .7%
3,470,000 Iowa Finance Authority 5 .000 08/01/37 3,873,382
TOTAL IOWA 3,873,382
KENTUCKY
-
1 .2%
200,000 Kentucky State Property & Building Commission 3 .500 05/01/32 200,485
1,250,000 Paducah Electric Plant Board 5 .000 10/01/34 1,290,204
1,250,000 Paducah Electric Plant Board 5 .000 10/01/35 1,286,290
TOTAL KENTUCKY 2,776,979
LOUISIANA
-
0 .8%
500,000 New Orleans Aviation Board 5 .000 10/01/33 536,806
1,250,000 St. Tammany Parish Hospital Service District No 5 .000 07/01/33 1,337,826
TOTAL LOUISIANA 1,874,632
MASSACHUSETTS
-
2 .1%
2,410,000 Commonwealth of Massachusetts 5 .000 11/01/32 2,862,122
1,500,000 Commonwealth of Massachusetts 5 .000 01/01/39 1,735,072
TOTAL MASSACHUSETTS 4,597,194
MICHIGAN
-
3 .8%
200,000 City of Monroe MI 4 .000 05/01/36 205,066
1,000,000 City of Southfield MI 4 .000 05/01/29 1,031,343
4,380,000 Michigan State Housing Development Authority 4 .500 12/01/38 4,514,040
385,000 Wayne County Airport Authority 5 .000 12/01/29 421,884
2,270,000 Wayne-Westland Community Schools 4 .000 11/01/38 2,322,340
TOTAL MICHIGAN 8,494,673
MINNESOTA
-
3 .9%
1,055,000 City of Minneapolis MN 5 .000 11/15/33 1,108,162
70,000 Duluth Economic Development Authority 5 .000 02/15/33 73,736
250,000 Forest Lake Independent School District No 831 3 .000 02/01/30 250,392
400,000 Hawley Independent School District No 150 5 .000 02/01/38 435,921
1,500,000 Howard Lake-Waverly-Winsted Independent School
District No 2687
5 .000 02/01/36 1,727,954

5–15 Year Laddered Tax Exempt Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
MINNESOTA—continued
$ 1,695,000 Le Sueur-Henderson Independent School District No
2397
5 .000% 02/01/31 $ 1,946,765
2,500,000 Osseo Independent School District No 279 5 .000 02/01/35 2,898,107
285,000 Plymouth Intermediate District No 287 4 .000 05/01/31 288,312
TOTAL MINNESOTA 8,729,349
MISSISSIPPI
-
2 .0%
1,000,000 Mississippi Development Bank 5 .000 03/01/35 1,029,739
800,000 Mississippi Development Bank 4 .000 10/01/38 810,138
2,485,000 State of Mississippi Gaming Tax Revenue 5 .000 10/15/33 2,619,952
TOTAL MISSISSIPPI 4,459,829
MISSOURI
-
0 .5%
425,000 Missouri Joint Municipal Electric Utility Commission 5 .250 12/01/38 473,436
555,000 North Kansas City School District No 74 3 .000 03/01/32 534,497
TOTAL MISSOURI 1,007,933
NEVADA
-
0 .4%
700,000 County of Clark NV 3 .125 11/01/35 679,340
200,000 State of Nevada 3 .125 02/01/31 199,651
TOTAL NEVADA 878,991
NEW JERSEY
-
6 .5%
2,500,000 New Jersey Economic Development Authority 5 .000 11/01/35 2,739,586
1,000,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/29 1,034,303
765,000 New Jersey Transportation Trust Fund Authority 5 .000 12/15/33 828,495
3,000,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/34 3,246,512
1,000,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/36 1,035,827
2,500,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/38 2,823,180
1,025,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/39 1,047,224
500,000 South Jersey Port Corp 5 .000 01/01/48 509,284
1,300,000 Toms River Board of Education 3 .000 07/15/38 1,141,330
TOTAL NEW JERSEY 14,405,741
NEW MEXICO
-
0 .5%
1,040,000 New Mexico Finance Authority 5 .000 06/15/31 1,042,593
TOTAL NEW MEXICO 1,042,593
NEW YORK
-
5 .3%
2,500,000 City of New York NY 5 .000 08/01/30 2,822,881
650,000 City of New York NY 5 .000 08/01/39 703,177
200,000 Long Island Power Authority 3 .000 09/01/36 194,490
545,000 Metropolitan Transportation Authority 4 .000 11/15/34 547,526
220,000 Metropolitan Transportation Authority 4 .000 11/15/37 220,537
1,250,000 Metropolitan Transportation Authority 5 .000 11/15/50 1,300,277
200,000 New York City Municipal Water Finance Authority 3 .500 06/15/32 200,892
350,000 New York City Transitional Finance Authority Future Tax
Secured Revenue
4 .000 05/01/37 353,255
1,750,000 New York State Dormitory Authority 5 .000 07/01/33 1,833,194
125,000 New York State Dormitory Authority 5 .000 07/01/38 139,766
305,000 New York State Urban Development Corp 5 .000 03/15/38 327,242
375,000 New York Transportation Development Corp 5 .000 07/01/30 375,526
1,080,000 New York Transportation Development Corp 4 .000 10/01/30 1,085,529
715,000 New York Transportation Development Corp 5 .000 01/01/36 738,769
140,000 New York Transportation Development Corp 5 .500 06/30/39 155,294
500,000 Triborough Bridge & Tunnel Authority 5 .000 11/15/37 581,971
100,000 Watervliet City School District 3 .500 06/15/34 97,962
TOTAL NEW YORK 11,678,288
NORTH CAROLINA
-
2 .1%
100,000 Appalachian State University 3 .000 10/01/31 97,185
250,000 Charlotte-Mecklenburg Hospital Authority 5 .000 01/15/30 280,236

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
NORTH CAROLINA—continued
$ 300,000 Greenville Utilities Commission 5 .000% 08/01/31 $ 335,239
300,000 North Carolina Housing Finance Agency 4 .000 07/01/39 298,217
830,000 North Carolina Housing Finance Agency 4 .900 07/01/43 861,525
2,500,000 State of North Carolina 5 .000 06/01/31 2,735,015
TOTAL NORTH CAROLINA 4,607,417
OHIO
-
1 .7%
1,000,000 American Municipal Power, Inc 5 .000 02/15/34 1,086,558
200,000 City of Akron OH Income Tax Revenue 3 .500 12/01/33 200,385
240,000 City of Toledo OH 4 .000 12/01/29 249,223
250,000 City of Toledo OH 4 .000 12/01/30 258,173
200,000 City of Toledo OH 4 .000 12/01/31 206,641
1,500,000 County of Miami OH 5 .000 08/01/32 1,606,194
235,000 Jackson Milton Local School District 4 .000 06/01/31 237,018
TOTAL OHIO 3,844,192
OKLAHOMA
-
0 .7%
695,000 Marshall County Educational Facilities Authority 5 .000 09/01/31 748,736
750,000 Oklahoma Development Finance Authority 5 .000 08/15/28 775,559
TOTAL OKLAHOMA 1,524,295
OREGON
-
0 .5%
3,000,000 (a),(b) Oregon State Business Development Commission 6 .500 04/01/31 300
1,000,000 (b) Oregon State Business Development Commission 11 .500 04/01/31 10
625,000 (a),(b) Oregon State Business Development Commission 9 .000 04/01/37 62
1,000,000 Tri-County Metropolitan Transportation District of
Oregon
5 .000 10/01/28 1,075,257
TOTAL OREGON 1,075,629
PENNSYLVANIA
-
1 .7%
1,025,000 Norristown Area School District 4 .000 09/01/31 1,044,328
1,660,000 North Pocono School District 4 .000 09/15/29 1,731,413
915,000 Township of Northampton PA 4 .000 05/15/33 922,567
TOTAL PENNSYLVANIA 3,698,308
SOUTH CAROLINA
-
0 .1%
270,000 State of South Carolina 5 .000 04/01/35 310,945
TOTAL SOUTH CAROLINA 310,945
TENNESSEE
-
2 .3%
1,000,000 Metropolitan Government of Nashville & Davidson
County TN
4 .000 07/01/33 1,036,098
1,140,000 Metropolitan Government of Nashville & Davidson
County TN
4 .000 07/01/38 1,156,278
755,000 Tennessee Energy Acquisition Corp 4 .000 11/01/49 757,680
2,000,000 Tennessee Energy Acquisition Corp 5 .000 05/01/53 2,065,704
TOTAL TENNESSEE 5,015,760
TEXAS
-
11 .1%
1,105,000 Canyon Independent School District 4 .000 02/15/38 1,117,737
1,210,000 Central Texas Regional Mobility Authority 5 .000 01/01/29 1,282,829
900,000 City of Austin TX Airport System Revenue 5 .000 11/15/39 902,498
310,000 City of Baytown TX 3 .500 02/01/29 310,445
205,000 City of Dallas TX 5 .000 02/15/30 215,738
2,000,000 City of El Paso TX Airport Revenue 5 .000 08/15/28 2,128,155
1,970,000 City of Houston TX 5 .000 03/01/32 2,078,151
1,650,000 City of Houston TX Airport System Revenue 5 .000 07/01/35 1,861,397
2,000,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .000 02/01/46 2,130,184
500,000 County of Galveston TX 4 .000 02/01/38 503,546
985,000 County of Nueces TX 5 .000 02/15/34 1,016,536
1,225,000 El Paso County Community College District 5 .000 04/01/38 1,263,182
1,125,000 Fort Worth Independent School District 5 .000 02/15/35 1,318,142

5–15 Year Laddered Tax Exempt Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
TEXAS—continued
$ 400,000 Harris County Municipal Utility District No 367 3 .000% 09/01/31 $ 383,112
1,000,000 North Texas Tollway Authority 5 .000 01/01/30 1,073,150
420,000 Port Freeport TX 5 .000 06/01/28 445,792
825,000 Port Freeport TX 5 .000 06/01/29 867,910
865,000 Port Freeport TX 5 .000 06/01/30 910,874
935,000 Port Freeport TX 5 .000 06/01/32 980,306
1,385,000 Texas Municipal Power Agency 3 .000 09/01/40 1,198,004
1,000,000 Texas Water Development Board 5 .000 10/15/32 1,095,921
1,370,000 University of Houston 4 .000 02/15/37 1,375,677
285,000 Williamson County Municipal Utility District No 19 4 .250 08/15/37 290,116
TOTAL TEXAS 24,749,402
UTAH
-
1 .2%
475,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/31 502,811
1,000,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/32 1,058,265
1,000,000 City of Salt Lake City UT Airport Revenue 5 .000 07/01/33 1,058,035
TOTAL UTAH 2,619,111
VIRGIN ISLANDS
-
2 .0%
2,000,000 (a) Virgin Islands Public Finance Authority 5 .000 09/01/25 2,002,214
2,500,000 (a) Virgin Islands Public Finance Authority 5 .000 09/01/33 2,532,667
TOTAL VIRGIN ISLANDS 4,534,881
VIRGINIA
-
2 .1%
1,065,000 County of Fairfax VA Sewer Revenue 4 .000 07/15/38 1,115,550
700,000 Virginia College Building Authority 3 .000 02/01/32 685,607
350,000 Virginia Housing Development Authority 4 .375 07/01/38 359,050
2,000,000 Virginia Small Business Financing Authority 4 .000 01/01/36 2,023,062
400,000 Virginia Small Business Financing Authority 5 .000 12/31/47 414,300
TOTAL VIRGINIA 4,597,569
WASHINGTON
-
1 .8%
1,610,000 City of Tukwila WA 3 .000 12/01/31 1,588,923
1,000,000 Pend Oreille County Public Utility District No  Box
Canyon
5 .000 01/01/29 1,047,236
1,000,000 State of Washington 5 .000 02/01/39 1,062,838
270,000 State of Washington 5 .000 06/01/39 293,043
TOTAL WASHINGTON 3,992,040
WEST VIRGINIA
-
0 .9%
750,000 West Virginia Hospital Finance Authority 5 .000 01/01/29 762,338
1,215,000 West Virginia Hospital Finance Authority 5 .000 01/01/30 1,233,962
TOTAL WEST VIRGINIA 1,996,300
WISCONSIN
-
2 .6%
1,000,000 City of Milwaukee WI 4 .000 04/01/33 1,019,584
1,000,000 City of Milwaukee WI 4 .000 04/01/34 1,017,977
2,500,000 State of Wisconsin 5 .000 05/01/31 2,874,944
755,000 State of Wisconsin 4 .000 05/01/41 759,110
TOTAL WISCONSIN 5,671,615
WYOMING
-
0 .1%
250,000 Wyoming Municipal Power Agency, Inc 4 .000 01/01/36 257,314
TOTAL WYOMING 257,314
TOTAL LONG-TERM MUNICIPAL BONDS 220,783,221
(Cost $224,918,840)
TOTAL LONG-TERM INVESTMENTS 220,783,221
(Cost $224,918,840)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0 .2%
$ 420,000 (c) Fixed Income Clearing Corp (FICC) 5 .320% 04/01/24 $ 420,000
TOTAL REPURCHASE AGREEMENT 420,000
TOTAL SHORT-TERM INVESTMENTS 420,000
(Cost $420,000)
TOTAL INVESTMENTS - 99.5% 221,203,221
(Cost $225,338,840)
OTHER ASSETS & LIABILITIES, NET - 0.5% 1,221,105
NET ASSETS - 100.0% $ 222,424,326
(a) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(b)
In default
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $420,248 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 8/15/26, valued at $428,466.

Green Bond Fund March 31, 2024
Portfolio of Investments

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 99.2%
BANK LOAN OBLIGATIONS - 1.8%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .3%
$ 487,500 (a) LTR Intermediate Holdings, Inc SOFR 4 M + 4.500% 10 .110% 05/05/28 $ 459,062
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 459,062
UTILITIES - 1 .5%
434,973 (a) Constellation Renewables LLC SOFR 4 M + 2.500% 8 .105 12/15/27 435,867
902,500 (a) TerraForm Power Operating LLC SOFR 4 M + 2.500% 7 .902 05/21/29 897,987
1,000,000 (a) Vistra Operations Co LLC CME Term SOFR 1 M + 2.750% 2 .750 04/30/31 1,001,460
TOTAL UTILITIES 2,335,314
TOTAL BANK LOAN OBLIGATIONS 2,794,376
(Cost $2,803,594)
CORPORATE BONDS - 52 .2%
AUTOMOBILES & COMPONENTS - 1 .7%
1,250,000 Ford Motor Co 3 .250 02/12/32 1,039,757
775,000 General Motors Co 5 .400 10/15/29 777,111
1,000,000 Toyota Motor Credit Corp 2 .150 02/13/30 865,354
TOTAL AUTOMOBILES & COMPONENTS 2,682,222
BANKS - 3 .0%
1,000,000 Bank of America Corp 0 .981 09/25/25 976,833
1,000,000 Bank of America Corp 2 .456 10/22/25 982,031
250,000 Citigroup, Inc 6 .035 10/30/24 250,300
500,000 (b) ING Groep NV 4 .625 01/06/26 494,456
1,000,000 JPMorgan Chase & Co 0 .768 08/09/25 981,119
1,000,000 Wells Fargo & Co 4 .540 08/15/26 987,229
TOTAL BANKS 4,671,968
CAPITAL GOODS - 0 .9%
1,250,000 Conservation Fund 3 .474 12/15/29 1,133,893
250,000 (b) Sociedad de Transmision Austral S.A. 4 .000 01/27/32 218,764
TOTAL CAPITAL GOODS 1,352,657
COMMERCIAL & PROFESSIONAL SERVICES - 0 .4%
200,000 (b) Ambipar Lux Sarl 9 .875 02/06/31 200,390
500,000 Nature Conservancy 1 .511 07/01/29 420,176
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 620,566
CONSUMER DURABLES & APPAREL - 0 .1%
250,000 Whirlpool Corp 2 .400 05/15/31 206,968
TOTAL CONSUMER DURABLES & APPAREL 206,968
CONSUMER SERVICES - 0 .5%
750,000 Family Forest Impact Foundation LLC 5 .500 07/01/32 742,591
TOTAL CONSUMER SERVICES 742,591
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .4%
1,000,000 SYSCO Corp 2 .400 02/15/30 865,281
1,575,000 Walmart, Inc 1 .800 09/22/31 1,307,635
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,172,916
ENERGY - 1 .0%
1,000,000 (b) New York State Electric & Gas Corp 5 .650 08/15/28 1,022,675
575,000 (b) Raizen Fuels Finance S.A. 6 .450 03/05/34 589,943
TOTAL ENERGY 1,612,618
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .2%
406,000 ERP Operating LP 4 .150 12/01/28 393,477
250,000 (b) HAT Holdings I LLC 3 .375 06/15/26 235,476
250,000 (b) HAT Holdings I LLC 8 .000 06/15/27 260,675

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 1,000,000 Regency Centers LP 3 .750% 06/15/24 $ 994,269
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,883,897
FINANCIAL SERVICES - 4 .9%
1,000,000 BB Blue Financing DAC 4 .395 09/20/29 982,643
1,000,000 BB Blue Financing DAC 4 .395 09/20/37 987,038
1,000,000 Goldman Sachs Group, Inc 4 .387 06/15/27 980,679
1,000,000 (b) GPS Blue Financing DAC 5 .645 11/09/41 952,000
250,000 (b) HAT Holdings I LLC 6 .000 04/15/25 248,988
1,100,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 1,103,683
1,000,000 Mastercard, Inc 1 .900 03/15/31 835,166
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 928,170
285,000 (b) Starwood Property Trust, Inc 4 .375 01/15/27 268,085
500,000 (b) WLB Asset II C Pte Ltd 3 .900 12/23/25 466,835
TOTAL FINANCIAL SERVICES 7,753,287
FOOD, BEVERAGE & TOBACCO - 1 .6%
650,000 (b) Mars, Inc 4 .650 04/20/31 641,566
250,000 (b) NBM US Holdings, Inc 6 .625 08/06/29 248,409
1,000,000 PepsiCo, Inc 3 .900 07/18/32 948,043
1,000,000 PepsiCo, Inc 2 .875 10/15/49 696,540
TOTAL FOOD, BEVERAGE & TOBACCO 2,534,558
HEALTH CARE EQUIPMENT & SERVICES - 0 .6%
1,000,000 Kaiser Foundation Hospitals 2 .810 06/01/41 737,991
250,000 Stanford Health Care 3 .027 08/15/51 173,111
TOTAL HEALTH CARE EQUIPMENT & SERVICES 911,102
INSURANCE - 1 .8%
1,000,000 Aflac, Inc 1 .125 03/15/26 926,368
1,000,000 (b) Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 1,013,246
1,000,000 (b) USAA Capital Corp 2 .125 05/01/30 835,905
TOTAL INSURANCE 2,775,519
MATERIALS - 4 .3%
750,000 Air Products and Chemicals, Inc 4 .800 03/03/33 745,966
685,000 (b) Alcoa Nederland Holding BV 7 .125 03/15/31 697,778
625,000 (b) Cemex SAB de C.V. 9 .125 N/A(c) 678,971
1,000,000 Dow Chemical Co 5 .150 02/15/34 996,447
1,000,000 (b) FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 988,729
1,000,000 LG Chem Ltd 3 .250 10/15/24 986,698
570,000 (b) LG Chem Ltd 4 .375 07/14/25 560,690
900,000 (b),(d) Smurfit Kappa Treasury ULC 5 .200 01/15/30 898,221
202,700 (b) Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 203,397
TOTAL MATERIALS 6,756,897
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .6%
1,000,000 Pfizer, Inc 2 .625 04/01/30 890,745
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 890,745
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1 .2%
1,000,000 (e) Intel Corp 4 .150 08/05/32 949,761
1,000,000 NXP BV 3 .400 05/01/30 907,637
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,857,398
TECHNOLOGY HARDWARE & EQUIPMENT - 1 .5%
2,500,000 Apple, Inc 3 .000 06/20/27 2,381,513
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,381,513
TELECOMMUNICATION SERVICES - 1 .7%
1,500,000 Verizon Communications, Inc 1 .500 09/18/30 1,224,506
1,000,000 Verizon Communications, Inc 2 .850 09/03/41 719,880
1,000,000 Verizon Communications, Inc 3 .875 03/01/52 786,030
TOTAL TELECOMMUNICATION SERVICES 2,730,416

Green Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION - 0 .1%
$ 250,000 Norfolk Southern Corp 2 .300% 05/15/31 $ 211,416
TOTAL TRANSPORTATION 211,416
UTILITIES - 23 .7%
527,000 Ameren Illinois Co 2 .900 06/15/51 345,675
1,000,000 Avangrid, Inc 3 .150 12/01/24 982,934
215,000 (b) Consorcio Transmantaro SA 4 .700 04/16/34 202,709
1,000,000 Consumers 2023 Securitization Funding LLC 5 .550 03/01/27 1,002,678
983,992 (b) Continental Wind LLC 6 .000 02/28/33 996,887
500,000 Dominion Energy, Inc 2 .250 08/15/31 409,155
2,000,000 DTE Electric Co 1 .900 04/01/28 1,793,261
1,000,000 DTE Electric Co 3 .950 03/01/49 810,793
1,000,000 Duke Energy Carolinas LLC 2 .850 03/15/32 857,687
1,000,000 Duke Energy Florida LLC 2 .500 12/01/29 886,551
600,000 Duke Energy Florida LLC 3 .000 12/15/51 393,680
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 940,783
1,000,000 Duke Energy Progress LLC 4 .000 04/01/52 793,478
250,000 (b) Electricite de France S.A. 3 .625 10/13/25 243,585
1,000,000 Georgia Power Co 3 .250 04/01/26 963,005
1,000,000 (b) Liberty Utilities Finance GP 2 .050 09/15/30 809,867
1,000,000 MidAmerican Energy Co 3 .100 05/01/27 950,141
500,000 MidAmerican Energy Co 2 .700 08/01/52 311,315
975,000 MidAmerican Energy Co 5 .850 09/15/54 1,040,299
1,050,000 MidAmerican Energy Co 5 .300 02/01/55 1,038,660
1,075,000 (b) New York State Electric & Gas Corp 2 .150 10/01/31 862,240
400,000 NextEra Energy Capital Holdings, Inc 5 .250 03/15/34 399,115
1,016,000 (b) NextEra Energy Operating Partners LP 7 .250 01/15/29 1,039,534
1,000,000 (b) Niagara Mohawk Power Corp 1 .960 06/27/30 824,339
500,000 Northwest Natural Gas Co 3 .078 12/01/51 308,257
1,000,000 Pacific Gas and Electric Co 6 .700 04/01/53 1,082,344
529,000 Public Service Co of Colorado 3 .700 06/15/28 505,869
1,000,000 Public Service Co of Colorado 3 .200 03/01/50 677,169
1,000,000 Public Service Co of Oklahoma 2 .200 08/15/31 817,271
1,000,000 Public Service Electric and Gas Co 3 .100 03/15/32 876,625
250,000 Public Service Electric and Gas Co 4 .650 03/15/33 243,671
550,000 San Diego Gas & Electric Co 4 .950 08/15/28 552,063
1,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 673,365
1,000,000 SCE Recovery Funding LLC 2 .943 11/15/42 809,383
960,000 SCE Recovery Funding LLC 3 .240 11/15/46 698,538
706,159 (b) Solar Star Funding LLC 3 .950 06/30/35 631,876
1,000,000 Southern California Edison Co 2 .750 02/01/32 846,077
1,162,000 Southern California Edison Co 3 .650 06/01/51 857,784
1,000,000 Southern Power Co 4 .150 12/01/25 983,196
1,000,000 Southwestern Electric Power Co 3 .250 11/01/51 663,842
1,000,000 Southwestern Public Service Co 3 .150 05/01/50 656,115
949,170 (b) Sweihan PV Power Co PJSC 3 .625 01/31/49 754,790
303,126 (b) Topaz Solar Farms LLC 4 .875 09/30/39 268,267
943,184 (b) Topaz Solar Farms LLC 5 .750 09/30/39 941,930
176,085 (b) UEP Penonome II S.A. 6 .500 10/01/38 137,346
1,000,000 Union Electric Co 2 .150 03/15/32 811,108
1,000,000 Union Electric Co 2 .625 03/15/51 615,138
1,075,000 Union Electric Co 3 .900 04/01/52 850,174
1,050,000 (b) Vistra Corp 7 .000 N/A(c) 1,039,653
1,000,000 Wisconsin Power and Light Co 3 .950 09/01/32 927,500
TOTAL UTILITIES 37,127,722
TOTAL CORPORATE BONDS 81,876,976
(Cost $87,411,250)
GOVERNMENT BONDS - 26 .6%
AGENCY SECURITIES - 2 .1%
1,000,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 966,696

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 250,000 United States International Development Finance Corp 1 .650% 04/15/28 $ 225,841
177,689 United States International Development Finance Corp 1 .050 10/15/29 160,890
177,689 United States International Development Finance Corp 1 .790 10/15/29 164,339
177,689 United States International Development Finance Corp 2 .360 10/15/29 166,995
1,467,632 United States International Development Finance Corp 3 .430 06/01/33 1,369,758
227,399 United States International Development Finance Corp 1 .630 07/15/38 183,257
TOTAL AGENCY SECURITIES 3,237,776
FOREIGN GOVERNMENT BONDS - 12 .6%
200,000 Arab Petroleum Investments Corp 1 .483 10/06/26 182,480
300,000 (b) Arab Petroleum Investments Corp 1 .483 10/06/26 273,775
1,000,000 Asian Development Bank 1 .750 08/14/26 936,381
750,000 Asian Development Bank 3 .125 09/26/28 712,178
1,000,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 1,005,199
250,000 (b) CDP Financial, Inc 1 .000 05/26/26 230,652
250,000 European Bank for Reconstruction & Development 1 .625 09/27/24 245,365
2,000,000 European Investment Bank 2 .500 10/15/24 1,970,238
1,000,000 (b) European Investment Bank 2 .876 06/13/25 976,335
830,000 European Investment Bank 3 .250 11/15/27 796,911
250,000 European Investment Bank 1 .625 10/09/29 217,190
1,500,000 European Investment Bank 0 .750 09/23/30 1,202,411
1,000,000 European Investment Bank 3 .750 02/14/33 958,683
1,000,000 Hydro-Quebec 8 .050 07/07/24 1,005,970
1,000,000 Inter-American Investment Corp 2 .625 04/22/25 972,823
500,000 International Bank for Reconstruction & Development 2 .125 03/03/25 486,516
1,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 892,848
500,000 International Bank for Reconstruction & Development 0 .000 03/31/28 485,995
500,000 (b) Korea Electric Power Corp 4 .875 01/31/27 497,180
2,053,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 1,647,195
1,610,000 OMERS Finance Trust 3 .500 04/19/32 1,471,707
2,000,000 (b) OMERS Finance Trust 4 .000 04/19/52 1,582,658
1,000,000 (b) OPEC Fund for International Development 4 .500 01/26/26 987,474
TOTAL FOREIGN GOVERNMENT BONDS 19,738,164
MORTGAGE BACKED - 0 .2%
250,000 (a) Federal National Mortgage Association (FNMA) 1 .469 11/25/30 204,980
250,000 (a) FNMA 1 .245 01/25/31 201,872
TOTAL MORTGAGE BACKED 406,852
MUNICIPAL BONDS - 9 .4%
800,000 California Community Choice Financing Authority 5 .950 08/01/29 808,597
1,000,000 California Community Choice Financing Authority 6 .125 04/01/30 1,018,144
180,000 (b) California Municipal Finance Authority 6 .375 11/15/48 168,142
500,000 City & County of San Francisco CA Community Facilities
District No 2014
6 .332 09/01/51 525,575
300,000 City of Cleveland OH Income Tax Revenue 3 .072 10/01/41 228,038
142,958 (f) City of Fort Wayne IN 10 .750 12/01/29 14
250,000 (b) County of Gallatin MT 11 .500 09/01/27 257,421
500,000 District of Columbia 3 .850 02/28/25 491,589
1,000,000 Florida Development Finance Corp 7 .500 07/01/57 994,434
1,000,000 (b) Florida Development Finance Corp 8 .000 07/01/57 1,060,000
1,000,000 (b) Florida Development Finance Corp 8 .250 07/01/57 999,790
290,000 Klickitat County Public Utilities 3 .688 12/01/38 246,955
315,000 Massachusetts Clean Energy Cooperative Corp 2 .485 07/01/32 265,923
1,000,000 Metropolitan Transportation Authority 5 .175 11/15/49 930,961
170,000 Morris County Improvement Authority 1 .298 06/15/27 153,825
210,000 Mount Shasta Public Financing Authority 3 .000 08/01/35 201,052
220,000 Mount Shasta Public Financing Authority 2 .625 08/01/36 194,245
120,000 Mount Shasta Public Financing Authority 2 .625 08/01/37 103,736
160,000 Mount Shasta Public Financing Authority 2 .750 08/01/38 137,436
165,000 Mount Shasta Public Financing Authority 2 .750 08/01/39 138,915
1,000,000 (b) New Hampshire Business Finance Authority 5 .600 02/01/29 1,000,000
850,000 (b) New Hampshire Business Finance Authority 5 .430 07/01/33 850,000

Green Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,840,000 New York State Energy Research & Development
Authority
4 .521% 04/01/26 $ 1,803,545
230,000 New York State Energy Research & Development
Authority
3 .927 04/01/27 220,876
240,000 (b),(f),(g) Pennsylvania Economic Development Financing
Authority
10 .000 12/01/29 24
1,000,000 Philadelphia Energy Authority 5 .048 11/01/27 1,004,019
907,822 State of Hawaii Department of Business Economic
Development & Tourism
3 .242 01/01/31 873,389
TOTAL MUNICIPAL BONDS 14,676,645
U.S. TREASURY SECURITIES - 2 .3%
1,049,000 (e) United States Treasury Note 4 .625 02/28/26 1,048,140
115,000 United States Treasury Note 4 .250 03/15/27 114,470
536,000 (e) United States Treasury Note 4 .250 02/28/29 536,712
700,000 United States Treasury Note 4 .000 02/15/34 688,406
670,000 (e) United States Treasury Note 4 .500 02/15/44 673,664
522,000 United States Treasury Note 4 .750 11/15/53 557,235
TOTAL U.S. TREASURY SECURITIES 3,618,627
TOTAL GOVERNMENT BONDS 41,678,064
(Cost $43,315,520)
STRUCTURED ASSETS - 18 .1%
ASSET BACKED - 11 .4%
250,000 (a),(b) BFLD Trust Term SOFR 1 M + 2.214% 7 .540 10/15/35 113,337
Series - 2020 EYP (Class C)
73,286 (b) GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 57,587
Series - 2021 3CS (Class A)
259,200 (b) GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 200,786
Series - 2021 4GS (Class A)
247,670 (b) GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 182,314
Series - 2021 5CS (Class B)
407,485 (b) GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 337,057
Series - 2022 1GS (Class A)
886,158 (b) GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 832,155
Series - 2022 3CS (Class A)
500,000 (b) GoodLeap Sustainable Home Solutions Trust 5 .550 11/20/54 438,839
Series - 2022 4CS (Class B)
1,010,461 (b) GoodLeap Sustainable Home Solutions Trust 5 .520 02/22/55 981,078
Series - 2023 1GS (Class A)
927,880 (b) Helios Issuer LLC 5 .750 12/20/50 941,632
Series - 2023 GRID1 (Class 1A)
242,185 (b) Helios Issuer, LLC 5 .300 08/22/50 238,004
Series - 2023 B (Class A)
92,290 (b) HERO Funding Trust 4 .050 09/20/41 84,825
Series - 2016 1A (Class A)
142,550 (b) HERO Funding Trust 3 .910 09/20/42 129,100
Series - 2016 3A (Class A2)
85,339 (b) HERO Funding Trust 4 .290 09/20/47 77,866
Series - 2016 4A (Class A2)
41,233 (b) HERO Funding Trust 4 .460 09/20/47 37,441
Series - 2017 1A (Class A2)
95,118 (b) HERO Funding Trust 3 .190 09/20/48 81,805
Series - 2017 3A (Class A1)
191,662 (b) HERO Funding Trust 3 .950 09/20/48 169,355
Series - 2017 3A (Class A2)
108,398 (b) HERO Funding Trust 2 .720 09/20/57 88,822
Series - 2020 1A (Class A)
900,000 (b) Hertz Vehicle Financing III LLC 7 .130 09/25/29 928,340
Series - 2023 2A (Class C)
152,930 (b) Loanpal Solar Loan Ltd 2 .290 01/20/48 122,673
Series - 2021 1GS (Class A)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 182,715 (b),(g) Mosaic Solar Loan Trust 0 .000% 04/20/46 $ 113,284
Series - 2020 1A (Class R)
352,934 (b) Mosaic Solar Loan Trust 2 .100 04/20/46 305,745
Series - 2020 1A (Class A)
120,406 (b) Mosaic Solar Loan Trust 1 .440 08/20/46 101,301
Series - 2020 2A (Class A)
676,786 (b) Mosaic Solar Loan Trust 2 .050 12/20/46 531,056
Series - 2021 1A (Class B)
249,675 (b) Mosaic Solar Loan Trust 2 .250 12/20/46 221,830
Series - 2021 1A (Class C)
460,927 (b) Mosaic Solar Loan Trust 1 .440 06/20/52 373,207
Series - 2021 3A (Class A)
973,133 (b) Mosaic Solar Loan Trust 1 .770 06/20/52 818,312
Series - 2021 3A (Class C)
815,523 (b) Mosaic Solar Loan Trust 6 .100 06/20/53 837,755
Series - 2022 3A (Class A)
500,000 (b) Mosaic Solar Loan Trust 8 .180 09/22/53 477,511
Series - 2023 2A (Class C)
154,292 (b) Renew 2 .060 11/20/56 123,082
Series - 2021 1 (Class A)
1,047,980 (b) Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 939,797
Series - 2022 A (Class A)
219,215 (b) Sunrun Athena Issuer LLC 5 .310 04/30/49 209,727
Series - 2018 1 (Class A)
437,714 (b) Sunrun Atlas Issuer LLC 3 .610 02/01/55 400,067
Series - 2019 2 (Class A)
327,446 (b) Sunrun Callisto Issuer LLC 3 .980 06/30/54 305,555
Series - 2019 1A (Class A)
462,320 (b) Sunrun Jupiter Issuer LLC 4 .750 07/30/57 431,209
Series - 2022 1A (Class A)
215,162 (b) Sunrun Vulcan Issuer LLC 2 .460 01/30/52 170,562
Series - 2021 1A (Class A)
423,308 (b) Tesla Auto Lease Trust 5 .860 08/20/25 423,868
Series - 2023 A (Class A2)
76,558 (b) Tesla Auto Lease Trust 0 .600 09/22/25 76,446
Series - 2021 B (Class A3)
1,000,000 (b) Tesla Auto Lease Trust 1 .320 09/22/25 981,847
Series - 2021 B (Class D)
500,000 (b) Tesla Auto Lease Trust 5 .890 06/22/26 502,761
Series - 2023 A (Class A3)
1,300,000 (b) Tesla Auto Lease Trust 6 .130 09/21/26 1,311,900
Series - 2023 B (Class A3)
1,170,000 (b) Tesla Auto Lease Trust 5 .300 06/21/27 1,167,524
Series - 2024 A (Class A3)
379,869 (b) Vivint Colar Financing V LLC 7 .370 04/30/48 354,233
Series - 2018 1A (Class B)
842,153 (b) Vivint Solar Financing VII LLC 2 .210 07/31/51 693,147
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 17,914,742
OTHER MORTGAGE BACKED - 6 .7%
250,000 (a),(b) Alen Mortgage Trust CME Term SOFR 1 M + 1.764% 7 .090 04/15/34 212,653
Series - 2021 ACEN (Class B)
100,000 (b) BBCMS Trust 4 .498 08/10/35 89,372
Series - 2015 SRCH (Class B)
500,000 (b) COMM Mortgage Trust 3 .178 02/10/35 468,699
Series - 2015 3BP (Class A)
100,000 (b) COMM Mortgage Trust 3 .376 01/10/39 87,562
Series - 2022 HC (Class C)
500,000 (b) CPT Mortgage Trust 2 .865 11/13/39 430,124
Series - 2019 CPT (Class A)

Green Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 500,000 (a),(b) DBUBS Mortgage Trust 3 .530% 10/10/34 $ 429,319
Series - 2017 BRBK (Class D)
1,000,000 (b) Frontier Issuer LLC 11 .500 08/20/53 1,014,512
Series - 2023 1 (Class C)
210,000 (a),(b) GCT Commercial Mortgage Trust Term SOFR 1 M + 0.914% 6 .240 02/15/38 176,240
Series - 2021 GCT (Class A)
1,102,000 (a),(b) GS Mortgage Securities Corp II 4 .740 03/10/33 1,031,274
Series - 2018 GS10 (Class WLSA)
345,000 (a),(b) Hudson Yards Mortgage Trust 3 .443 07/10/39 278,006
Series - 2019 30HY (Class E)
1,255,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities
Trust
CME Term SOFR 1 M + 1.734% 7 .060 10/15/33 1,231,316
Series - 2020 609M (Class A)
1,000,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities
Trust
Term SOFR 1 M + 2.134% 7 .460 10/15/33 942,230
Series - 2020 609M (Class B)
250,000 (a),(b) MFT Trust 3 .283 08/10/40 165,518
Series - 2020 B6 (Class B)
297,597 (a),(b) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5 .915 07/15/36 275,598
Series - 2019 MILE (Class A)
500,000 (a),(b) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.829% 8 .155 07/15/36 387,105
Series - 2019 MILE (Class D)
250,000 (a),(b) Natixis Commercial Mortgage Securities Trust Term SOFR 1 M + 4.329% 9 .655 07/15/36 166,590
Series - 2019 MILE (Class F)
11,470,000 (a),(b) NYC Commercial Mortgage Trust 0 .226 04/10/43 167,405
Series - 2021 909 (Class X)
500,000 (b) One Bryant Park Trust 2 .516 09/15/54 427,744
Series - 2019 OBP (Class A)
730,448 (b) One Market Plaza Trust 3 .614 02/10/32 675,190
Series - 2017 1MKT (Class A)
500,000 (b) One Market Plaza Trust 4 .016 02/10/32 446,437
Series - 2017 1MKT (Class C)
1,000,000 (b) One Market Plaza Trust 4 .146 02/10/32 875,826
Series - 2017 1MKT (Class D)
400,000 (a),(b) STWD Mortgage Trust CME Term SOFR 1 M + 2.419% 7 .745 11/15/36 394,202
Series - 2021 LIH (Class D)
100,000 (a),(b) VNDO Trust 3 .903 01/10/35 90,662
Series - 2016 350P (Class D)
TOTAL OTHER MORTGAGE BACKED 10,463,584
TOTAL STRUCTURED ASSETS 28,378,326
(Cost $30,548,981)
SHARES
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.5%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
10,000 Brookfield Property Partners LP 144,100
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 144,100
UTILITIES - 0 .4%
20,000 Brookfield Infrastructure Partners LP 362,800
16,000 Brookfield Renewable Partners LP 291,680
TOTAL UTILITIES 654,480
TOTAL PREFERRED STOCKS 798,580
(Cost $1,150,000)
TOTAL LONG-TERM INVESTMENTS 155,526,322
(Cost $165,229,345)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 2.8%
REPURCHASE AGREEMENT - 2 .8%
$ 4,340,000 (h) Fixed Income Clearing Corp (FICC) 5 .320% 04/01/24 $ 4,340,000
TOTAL REPURCHASE AGREEMENT 4,340,000
TOTAL SHORT-TERM INVESTMENTS 4,340,000
(Cost $4,340,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.1%
3,263,021 (i) State Street Navigator Securities Lending Government Money Market Portfolio 5 .340 (j) 3,263,021
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 3,263,021
(Cost $3,263,021)
TOTAL INVESTMENTS - 104.1% 163,129,343
(Cost $172,832,366)
OTHER ASSETS & LIABILITIES, NET - (4.1)% (6,446,516)
NET ASSETS - 100.0% $ 156,682,827
CME Chicago Mercantile Exchange
M Month
SOFR Secure Overnight Financing Rate
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(c)
Perpetual security
(d)
When-issued or delayed delivery security.
(e)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,180,719.
(f)
In default
(g)
For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $4,342,565 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $4,426,905.
(i)
Investments made with cash collateral received from securities on loan.
(j)
The rate shown is the one-day yield as of the end of the reporting period.

High Yield Fund March 31, 2024
Portfolio of Investments

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 97.1%
BANK LOAN OBLIGATIONS - 6.2%
CAPITAL GOODS - 0 .8%
$ 9,925,000 (a) TransDigm, Inc SOFR 3 M + 3.250% 8 .598% 08/24/28 $ 9,970,010
6,064,696 (a) Windsor Holdings III LLC SOFR 12 M + 4.500% 9 .823 08/01/30 6,095,990
TOTAL CAPITAL GOODS 16,066,000
COMMERCIAL & PROFESSIONAL SERVICES - 1 .0%
10,000,000 (a) GTCR W MERGER SUB SOFR 4 M + 3.000% 8 .309 01/31/31 10,047,950
10,433,565 (a) Verscend Holding Corp SOFR 12 M + 4.000% 9 .445 08/27/25 10,433,564
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 20,481,514
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .5%
9,405,938 (a) Staples, Inc LIBOR 3 M + 5.000% 4 .500 04/16/26 9,331,113
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 9,331,113
CONSUMER SERVICES - 0 .1%
2,500,000 (a) Caesars Entertainment, Inc SOFR 4 M + 3.250% 8 .663 02/06/30 2,510,250
TOTAL CONSUMER SERVICES 2,510,250
FINANCIAL SERVICES - 0 .6%
7,389,711 (a) Advisor Group Holdings, Inc SOFR 12 M + 4.500% 9 .827 08/17/28 7,427,103
4,948,454 (a) NFP Corp SOFR 12 M + 3.250% 8 .695 02/16/27 4,960,206
TOTAL FINANCIAL SERVICES 12,387,309
FOOD, BEVERAGE & TOBACCO - 0 .5%
9,343,674 (a) Triton Water Holdings, Inc SOFR 4 M + 3.500% 9 .064 03/31/28 9,257,292
TOTAL FOOD, BEVERAGE & TOBACCO 9,257,292
HEALTH CARE EQUIPMENT & SERVICES - 0 .9%
9,085,631 (a) Mozart Borrower LP SOFR 1 M + 3.000% 2 .750 10/23/28 9,115,568
10,000,000 (a) Phoenix Guarantor, Inc SOFR 12 M + 3.250% 8 .577 02/21/31 9,882,650
TOTAL HEALTH CARE EQUIPMENT & SERVICES 18,998,218
MEDIA & ENTERTAINMENT - 0 .3%
5,243,242 (a) Abe Investment Holdings SOFR 4 M + 4.500% 9 .909 02/19/26 5,249,797
TOTAL MEDIA & ENTERTAINMENT 5,249,797
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
192,721 (a) Bright Bidco BV SOFR 4 M + 9.000% 14 .317 10/31/27 52,585
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 52,585
SOFTWARE & SERVICES - 0 .8%
7,860,000 (a),(b) Cotiviti, Inc CME Term SOFR 1 M + 3.250% 3 .250 02/24/31 7,850,175
7,022,184 (a) Open Text Corp SOFR 12 M + 2.750% 8 .177 01/31/30 7,042,163
1,200,784 (a) Rackspace Finance LLC SOFR 4 M + 6.250% 11 .683 05/15/28 1,212,419
TOTAL SOFTWARE & SERVICES 16,104,757
TELECOMMUNICATION SERVICES - 0 .5%
9,872,774 (a) Frontier Communications Corp SOFR 12 M + 3.750% 9 .195 10/08/27 9,863,543
TOTAL TELECOMMUNICATION SERVICES 9,863,543
TRANSPORTATION - 0 .2%
3,825,000 (a) Air Canada SOFR 4 M + 2.500% 7 .833 03/14/31 3,836,972
TOTAL TRANSPORTATION 3,836,972
TOTAL BANK LOAN OBLIGATIONS 124,139,350
(Cost $123,501,218)
CORPORATE BONDS - 88 .4%
AUTOMOBILES & COMPONENTS - 3 .0%
4,520,000 (c) Dana, Inc 5 .375 11/15/27 4,421,649
15,040,000 Dana, Inc 4 .500 02/15/32 12,999,413
6,815,000 (c) Goodyear Tire & Rubber Co 5 .000 07/15/29 6,362,650

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AUTOMOBILES & COMPONENTS—continued
$ 5,000,000 Goodyear Tire & Rubber Co 5 .250% 04/30/31 $ 4,591,005
4,650,000 (c) Goodyear Tire & Rubber Co 5 .250 07/15/31 4,238,876
5,280,000 Goodyear Tire & Rubber Co 5 .625 04/30/33 4,822,151
16,050,000 (d),(e) IHO Verwaltungs GmbH 6 .375 05/15/29 16,132,064
6,615,000 (b),(d) Phinia, Inc 6 .750 04/15/29 6,678,789
TOTAL AUTOMOBILES & COMPONENTS 60,246,597
CAPITAL GOODS - 4 .2%
13,945,000 (d) Albion Financing 1 SARL 6 .125 10/15/26 13,817,586
16,585,000 (d) Albion Financing 2 SARL 8 .750 04/15/27 16,523,075
800,000 (b),(d) Bombardier, Inc 7 .250 07/01/31 801,629
800,000 (d) Brand Industrial Services, Inc 10 .375 08/01/30 866,130
7,135,000 (d) Chart Industries, Inc 7 .500 01/01/30 7,409,312
2,500,000 (b),(d) Esab Corp 6 .250 04/15/29 2,511,707
9,370,000 (d) Husky Injection Molding Systems Ltd 9 .000 02/15/29 9,689,686
3,000,000 (d) MITER BRAND 0 .000 03/31/32 3,010,254
11,790,000 (d) TransDigm, Inc 6 .875 12/15/30 12,018,667
4,035,000 (d) TransDigm, Inc 6 .625 03/01/32 4,076,524
7,430,000 (d) Trinity Industries, Inc 7 .750 07/15/28 7,629,964
3,975,000 (d) Windsor Holdings III LLC 8 .500 06/15/30 4,167,823
TOTAL CAPITAL GOODS 82,522,357
COMMERCIAL & PROFESSIONAL SERVICES - 2 .8%
10,785,000 (d) ASGN, Inc 4 .625 05/15/28 10,145,187
5,500,000 (d) Garda World Security Corp 4 .625 02/15/27 5,270,060
5,000,000 (d) GTCR W-2 MERGER SUB LLC 7 .500 01/15/31 5,234,065
17,710,000 (d) MPH Acquisition Holdings LLC 5 .500 09/01/28 15,060,267
5,075,000 (d) Prime Security Services Borrower LLC 5 .750 04/15/26 5,060,196
5,325,000 (d) Prime Security Services Borrower LLC 3 .375 08/31/27 4,891,139
9,060,000 (d) Prime Security Services Borrower LLC 6 .250 01/15/28 8,874,983
800,000 (d) SABRE GLBL, Inc 8 .625 06/01/27 702,017
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 55,237,914
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6 .2%
10,915,000 (d) Academy Ltd 6 .000 11/15/27 10,751,038
8,595,000 AmeriGas Partners LP 5 .875 08/20/26 8,580,764
6,000,000 (c),(d) Asbury Automotive Group, Inc 4 .625 11/15/29 5,536,952
5,240,000 (d) Asbury Automotive Group, Inc 5 .000 02/15/32 4,747,659
12,105,000 (d) Avis Budget Car Rental LLC 8 .000 02/15/31 12,085,318
7,440,000 (d) Bath & Body Works, Inc 6 .625 10/01/30 7,599,953
6,675,000 (d) Group 1 Automotive, Inc 4 .000 08/15/28 6,151,979
15,280,000 Kohl's Corp 4 .625 05/01/31 12,858,502
7,835,000 (d) LCM Investments Holdings II LLC 4 .875 05/01/29 7,201,407
620,000 (d) LCM Investments Holdings II LLC 8 .250 08/01/31 648,617
2,630,000 (c),(d) Macy's Retail Holdings LLC 5 .875 04/01/29 2,580,077
9,555,000 (d) Macy's Retail Holdings LLC 6 .125 03/15/32 9,261,531
17,230,000 (d) Magic Mergeco, Inc 5 .250 05/01/28 14,681,330
10,000,000 (d) Magic Mergeco, Inc 7 .875 05/01/29 7,502,333
10,260,000 (d) Staples, Inc 7 .500 04/15/26 10,013,470
3,320,000 (d) Wand NewCo 3, Inc 7 .625 01/30/32 3,433,634
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 123,634,564
CONSUMER DURABLES & APPAREL - 0 .9%
3,235,000 (d) Amer Sports Co 6 .750 02/16/31 3,226,768
3,853,000 (d) Hanesbrands, Inc 4 .875 05/15/26 3,751,382
5,200,000 Newell Rubbermaid, Inc 5 .750 04/01/46 4,200,172
8,880,000 (d) Wolverine World Wide, Inc 4 .000 08/15/29 7,127,126
TOTAL CONSUMER DURABLES & APPAREL 18,305,448
CONSUMER SERVICES - 4 .4%
11,845,000 (d) Carnival Corp 4 .000 08/01/28 11,033,558
21,330,000 (d) CDI Escrow Issuer, Inc 5 .750 04/01/30 20,589,885
6,615,000 (c),(d) Cinemark USA, Inc 5 .250 07/15/28 6,262,108
11,345,000 (d) Fertitta Entertainment LLC 4 .625 01/15/29 10,403,093

High Yield Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 5,990,000 (d) Hilton Domestic Operating Co, Inc 5 .875% 04/01/29 $ 5,999,938
9,830,000 (d) Hilton Grand Vacations Borrower Escrow LLC 6 .625 01/15/32 9,869,684
6,495,000 (d) Life Time, Inc 5 .750 01/15/26 6,442,310
10,495,000 (d) NCL Corp Ltd 5 .875 03/15/26 10,360,148
3,925,000 (d) Royal Caribbean Cruises Ltd 7 .250 01/15/30 4,078,004
3,145,000 (d) Royal Caribbean Cruises Ltd 6 .250 03/15/32 3,170,034
TOTAL CONSUMER SERVICES 88,208,762
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .4%
8,020,000 (d) Albertsons Cos, Inc 6 .500 02/15/28 8,105,116
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 8,105,116
ENERGY - 13 .7%
9,000,000 (d) Antero Midstream Partners LP 5 .750 03/01/27 8,887,309
7,190,000 (d) Archrock Partners LP 6 .875 04/01/27 7,211,822
2,000,000 (d) Archrock Partners LP 6 .250 04/01/28 1,978,875
6,050,000 (b),(d) Baytex Energy Corp 7 .375 03/15/32 6,111,763
800,000 (d) BORR IHC Ltd 10 .000 11/15/28 830,837
7,190,000 (d) Civitas Resources, Inc 8 .375 07/01/28 7,568,999
1,595,000 (d) Civitas Resources, Inc 8 .625 11/01/30 1,712,674
10,635,000 (d) Civitas Resources, Inc 8 .750 07/01/31 11,380,088
470,381 (e) Cloud Peak Energy, Inc 12 .000 05/01/25 430,601
13,510,000 (c),(d) CNX Resources Corp 7 .250 03/01/32 13,731,942
800,000 (d) Delek Logistics Partners LP 8 .625 03/15/29 816,935
5,800,000 (d) Energean Israel Finance Ltd 5 .375 03/30/28 5,289,554
7,969,000 (d) Energean Israel Finance Ltd 5 .875 03/30/31 6,984,829
10,000,000 Energy Transfer LP 6 .500 N/A(f) 9,801,420
1,365,000 (d) EQM Midstream Partners LP 7 .500 06/01/27 1,399,664
7,200,000 (d) EQM Midstream Partners LP 6 .500 07/01/27 7,263,677
3,470,000 (d) EQM Midstream Partners LP 6 .375 04/01/29 3,495,486
7,700,000 EQT Midstream Partners LP 6 .500 07/15/48 7,723,038
15,000,000 Genesis Energy LP 6 .250 05/15/26 14,905,368
2,905,000 Genesis Energy LP 8 .000 01/15/27 2,938,779
6,340,000 (d) Hilcorp Energy I LP 5 .750 02/01/29 6,175,396
6,185,000 (d) Hilcorp Energy I LP 6 .000 04/15/30 6,055,784
6,166,000 (d) Hilcorp Energy I LP 6 .000 02/01/31 5,995,339
8,685,000 (d) Hilcorp Energy I LP 6 .250 04/15/32 8,565,109
430,000 (d) Hilcorp Energy I LP 8 .375 11/01/33 466,204
10,000,000 (d) Kinetik Holdings LP 6 .625 12/15/28 10,177,540
5,350,000 (d) Kodiak Gas Services LLC 7 .250 02/15/29 5,449,446
6,923,000 (d) Parkland Corp 4 .500 10/01/29 6,403,210
5,000,000 (d) Parkland Corp 4 .625 05/01/30 4,609,491
4,925,000 (d) PBF Holding Co LLC 7 .875 09/15/30 5,108,545
5,000,000 (d) Permian Resources Operating LLC 7 .000 01/15/32 5,187,070
5,900,000 SM Energy Co 6 .750 09/15/26 5,905,900
7,735,000 SM Energy Co 6 .625 01/15/27 7,728,122
5,800,000 (c),(d) Talos Production, Inc 9 .000 02/01/29 6,159,414
1,230,000 (d) TRANSOCEAN AQUILA Ltd 8 .000 09/30/28 1,262,479
4,475,000 (d) Transocean Titan Financing Ltd 8 .375 02/01/28 4,657,182
3,802,500 (d) Transocean, Inc 8 .750 02/15/30 3,964,775
18,400,000 USA Compression Partners LP 6 .875 04/01/26 18,378,842
2,720,000 USA Compression Partners LP 6 .875 09/01/27 2,726,471
10,620,000 (d) USA Compression Partners LP 7 .125 03/15/29 10,752,281
4,535,000 (d) Venture Global LNG, Inc 8 .125 06/01/28 4,626,544
20,375,000 (d) Venture Global LNG, Inc 9 .875 02/01/32 21,959,034
TOTAL ENERGY 272,777,838
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .3%
4,000,000 (d) CTR Partnership LP 3 .875 06/30/28 3,704,430
9,015,000 (d) HAT Holdings I LLC 3 .375 06/15/26 8,491,274
7,250,000 (d) HAT Holdings I LLC 8 .000 06/15/27 7,559,575
7,690,000 (d) Iron Mountain, Inc 7 .000 02/15/29 7,836,545
10,230,000 (c) MPT Operating Partnership LP 5 .000 10/15/27 8,567,625

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 10,100,000 (d) Uniti Group LP 10 .500% 02/15/28 $ 10,470,956
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 46,630,405
FINANCIAL SERVICES - 7 .2%
9,812,000 (d) Compass Group Diversified Holdings LLC 5 .250 04/15/29 9,322,700
10,000,000 (d) Compass Group Diversified Holdings LLC 5 .000 01/15/32 8,937,550
12,770,000 (d) FirstCash, Inc 6 .875 03/01/32 12,764,049
12,000,000 (d) Hunt Cos, Inc 5 .250 04/15/29 10,957,217
2,250,000 Icahn Enterprises LP 6 .250 05/15/26 2,171,981
10,320,000 Icahn Enterprises LP 5 .250 05/15/27 9,326,605
15,375,000 Icahn Enterprises LP 4 .375 02/01/29 13,108,613
800,000 (d) Nationstar Mortgage Holdings, Inc 7 .125 02/01/32 794,522
4,000,000 Navient Corp 5 .000 03/15/27 3,832,168
10,360,000 Navient Corp 4 .875 03/15/28 9,656,107
5,450,000 Navient Corp 5 .500 03/15/29 5,074,475
800,000 (d) NCR Corp ATM 9 .500 04/01/29 855,687
5,995,000 (d) NFP Corp 7 .500 10/01/30 6,315,769
5,990,000 (d) NFP Corp 8 .500 10/01/31 6,592,342
215,000 OneMain Finance Corp 7 .125 03/15/26 218,901
11,735,000 OneMain Finance Corp 3 .500 01/15/27 10,893,602
10,000,000 OneMain Finance Corp 4 .000 09/15/30 8,558,461
14,220,000 (d) PennyMac Financial Services, Inc 7 .875 12/15/29 14,611,690
5,000,000 (d) Rocket Mortgage LLC 3 .875 03/01/31 4,355,996
5,000,000 Springleaf Finance Corp 5 .375 11/15/29 4,701,062
TOTAL FINANCIAL SERVICES 143,049,497
FOOD, BEVERAGE & TOBACCO - 1 .5%
4,700,000 (d) B&G Foods, Inc 8 .000 09/15/28 4,894,152
5,615,000 (d) Darling Ingredients, Inc 6 .000 06/15/30 5,564,483
15,245,000 (d) Primo Water Holdings, Inc 4 .375 04/30/29 14,018,932
5,000,000 (d) Triton Water Holdings, Inc 6 .250 04/01/29 4,554,075
TOTAL FOOD, BEVERAGE & TOBACCO 29,031,642
HEALTH CARE EQUIPMENT & SERVICES - 4 .0%
9,235,000 (d) CHS 8 .000 03/15/26 9,216,355
12,255,000 (d) CHS 5 .250 05/15/30 9,992,877
2,275,000 (d) CHS/Community Health Systems, Inc 5 .625 03/15/27 2,093,910
3,850,000 (d) CHS/Community Health Systems, Inc 8 .000 12/15/27 3,776,582
12,260,000 (d) DaVita, Inc 4 .625 06/01/30 10,976,181
6,540,000 (d) DaVita, Inc 3 .750 02/15/31 5,475,693
15,000,000 (d) Global Medical Response, Inc 6 .500 10/01/25 14,250,715
9,690,000 (d) LifePoint Health, Inc 11 .000 10/15/30 10,356,586
3,715,000 (b),(d) Surgery Center Holdings, Inc 7 .250 04/15/32 3,743,849
10,000,000 (d) Tenet Healthcare Corp 6 .750 05/15/31 10,182,300
TOTAL HEALTH CARE EQUIPMENT & SERVICES 80,065,048
HOUSEHOLD & PERSONAL PRODUCTS - 0 .9%
5,840,000 (d) Coty, Inc 6 .625 07/15/30 5,930,467
12,556,000 (c),(d) Kronos Acquisition Holdings, Inc 7 .000 12/31/27 12,472,636
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 18,403,103
INSURANCE - 3 .9%
18,513,000 (d) Acrisure LLC 4 .250 02/15/29 16,713,715
11,725,000 (d) Alliant Holdings Intermediate LLC 4 .250 10/15/27 11,038,612
9,305,000 (d) Alliant Holdings Intermediate LLC 6 .750 04/15/28 9,370,675
7,810,000 (d) Ardonagh Finco Ltd 7 .750 02/15/31 7,774,746
24,000 (d) Howden UK Refinance plc 7 .250 02/15/31 24,091
8,270,000 (d) HUB International Ltd 7 .250 06/15/30 8,499,054
24,620,000 (b),(d) Panther Escrow Issuer LLC 7 .125 06/01/31 25,031,401
TOTAL INSURANCE 78,452,294
MATERIALS - 6 .3%
7,225,000 (d) Arsenal AIC Parent LLC 8 .000 10/01/30 7,585,419
6,110,000 (d) Avient Corp 7 .125 08/01/30 6,264,632

High Yield Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 18,740,000 (d) Cleveland-Cliffs, Inc 7 .000% 03/15/32 $ 18,987,374
5,200,000 (d) Constellium SE 3 .750 04/15/29 4,678,428
10,000,000 (d) EverArc Escrow Sarl 5 .000 10/30/29 8,913,646
6,075,000 (d) Gates Global LLC 6 .250 01/15/26 6,060,281
800,000 (d) Herens Holdco Sarl 4 .750 05/15/28 698,170
5,140,000 (d) Mauser Packaging Solutions Holding Co 7 .875 08/15/26 5,236,380
15,785,000 (d) Mineral Resources Ltd 8 .000 11/01/27 16,107,202
225,000 (d) Mineral Resources Ltd 9 .250 10/01/28 236,970
800,000 (d) NOVA Chemicals Corp 9 .000 02/15/30 825,409
2,000,000 (d) Olympus Water US Holding Corp 7 .125 10/01/27 2,020,252
8,485,000 (d) Olympus Water US Holding Corp 4 .250 10/01/28 7,697,963
16,005,000 (d) SunCoke Energy, Inc 4 .875 06/30/29 14,490,975
4,862,000 (d) Trinseo Materials Operating S.C.A 5 .375 09/01/25 3,846,481
7,000,000 (d) Trinseo Materials Operating S.C.A 5 .125 04/01/29 2,030,000
18,397,000 (d) Tronox, Inc 4 .625 03/15/29 16,500,932
800,000 (c),(d) WR Grace Holdings LLC 5 .625 08/15/29 715,912
2,500,000 (d) WR Grace Holdings LLC 7 .375 03/01/31 2,531,407
TOTAL MATERIALS 125,427,833
MEDIA & ENTERTAINMENT - 9 .7%
5,000,000 (d) Altice Financing S.A. 5 .000 01/15/28 4,115,222
8,860,000 (d) Arches Buyer, Inc 4 .250 06/01/28 7,797,547
5,120,000 (d) CCO Holdings LLC 5 .375 06/01/29 4,687,093
20,000,000 (d) CCO Holdings LLC 6 .375 09/01/29 18,973,654
12,250,000 (d) CCO Holdings LLC 4 .500 08/15/30 10,266,078
9,025,000 (d) CCO Holdings LLC 4 .250 02/01/31 7,370,264
310,000 (d) CCO Holdings LLC 7 .375 03/03/31 304,012
10,800,000 CCO Holdings LLC 4 .500 05/01/32 8,678,817
800,000 (d) Clear Channel Outdoor Holdings, Inc 7 .875 04/01/30 795,325
5,980,000 (d) CSC Holdings LLC 5 .500 04/15/27 5,350,387
5,788,000 (d) CSC Holdings LLC 11 .250 05/15/28 5,735,578
4,135,000 (d) CSC Holdings LLC 11 .750 01/31/29 4,141,449
11,170,000 (d) DIRECTV Holdings LLC 5 .875 08/15/27 10,567,224
10,800,000 (d) DISH Network Corp 11 .750 11/15/27 11,026,055
6,900,000 (d) Gray Television, Inc 4 .750 10/15/30 4,525,286
225,000 (d) LCPR Senior Secured Financing DAC 6 .750 10/15/27 211,167
14,650,000 (d) LCPR Senior Secured Financing DAC 5 .125 07/15/29 12,268,988
7,000,000 (d) Outfront Media Capital LLC 7 .375 02/15/31 7,331,968
4,000,000 (d) Sirius XM Radio, Inc 5 .000 08/01/27 3,848,330
4,650,000 (d) Sirius XM Radio, Inc 4 .000 07/15/28 4,254,151
1,980,000 (d) Sirius XM Radio, Inc 4 .125 07/01/30 1,730,853
10,525,000 (d) Sunrise FinCo I BV 4 .875 07/15/31 9,393,329
5,000,000 (d) Sunrise HoldCo IV BV 5 .500 01/15/28 4,800,581
12,000,000 (d) Univision Communications, Inc 4 .500 05/01/29 10,723,852
17,665,000 (d) Virgin Media Secured Finance plc 5 .500 05/15/29 16,332,485
11,175,000 (d) VZ Secured Financing BV 5 .000 01/15/32 9,594,893
9,672,000 (d) Ziff Davis, Inc 4 .625 10/15/30 8,719,238
TOTAL MEDIA & ENTERTAINMENT 193,543,826
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .7%
9,350,000 (d) Bausch Health Cos, Inc 4 .875 06/01/28 5,102,331
5,000,000 (d) Jazz Securities DAC 4 .375 01/15/29 4,657,689
14,800,000 (d) Organon Finance   LLC 5 .125 04/30/31 13,158,789
10,215,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 9,888,886
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 32,807,695
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1 .5%
12,755,400 (d) Anywhere Real Estate Group LLC 7 .000 04/15/30 11,357,800
9,145,000 (d) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 9,030,535
3,472,000 Kennedy-Wilson, Inc 4 .750 03/01/29 2,858,239
7,000,000 Kennedy-Wilson, Inc 5 .000 03/01/31 5,447,075

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT—continued
$ 742,000 (c),(d) Realogy Group LLC 5 .250% 04/15/30 $ 504,571
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 29,198,220
SOFTWARE & SERVICES - 1 .6%
14,000,000 (d) Ahead DB Holdings LLC 6 .625 05/01/28 12,670,000
3,375,000 (d) CA Magnum Holdings 5 .375 10/31/26 3,224,193
13,450,180 (d) Rackspace Finance LLC 3 .500 05/15/28 6,792,341
8,675,000 (d) UKG, Inc 6 .875 02/01/31 8,837,457
TOTAL SOFTWARE & SERVICES 31,523,991
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .8%
9,335,000 (d) Imola Merger Corp 4 .750 05/15/29 8,752,969
6,800,000 (d) Xerox Holdings Corp 8 .875 11/30/29 6,927,583
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 15,680,552
TELECOMMUNICATION SERVICES - 3 .6%
2,085,000 (d) Altice France S.A. 8 .125 02/01/27 1,629,757
230,000 (d) Frontier Communications Corp 5 .000 05/01/28 213,489
5,000,000 (d) Frontier Communications Holdings LLC 6 .000 01/15/30 4,235,137
800,000 (d) Frontier Communications Holdings LLC 8 .750 05/15/30 818,578
8,210,000 (c),(d) Frontier Communications Holdings LLC 8 .625 03/15/31 8,385,111
12,695,000 (d) Iliad Holding SASU 6 .500 10/15/26 12,576,092
9,820,000 (d) Iliad Holding SASU 7 .000 10/15/28 9,718,975
10,850,000 (d) Level 3 Financing, Inc 3 .400 03/01/27 11,012,750
5,000,000 (d) Level 3 Financing, Inc 3 .875 11/15/29 5,125,000
10,000,000 (d) Level 3 Financing, Inc 10 .500 05/15/30 10,425,000
7,745,000 (d) Virgin Media Finance plc 5 .000 07/15/30 6,553,493
2,050,000 (d) Vmed O2 UK Financing I plc 4 .250 01/31/31 1,735,893
TOTAL TELECOMMUNICATION SERVICES 72,429,275
TRANSPORTATION - 3 .3%
6,785,000 (d) Allegiant Travel Co 7 .250 08/15/27 6,748,875
7,500,000 (d) American Airlines, Inc 5 .500 04/20/26 7,448,923
6,805,000 (c),(d) American Airlines, Inc 7 .250 02/15/28 6,910,709
2,500,000 (d) American Airlines, Inc 5 .750 04/20/29 2,457,388
14,235,000 (d) Cargo Aircraft Management, Inc 4 .750 02/01/28 12,873,239
800,000 (c),(d) GN Bondco LLC 9 .500 10/15/31 798,570
17,800,000 (d) Hawaiian Brand Intellectual Property Ltd 5 .750 01/20/26 16,704,518
6,550,000 (d) United Airlines, Inc 4 .375 04/15/26 6,332,136
3,550,000 (d) United Airlines, Inc 4 .625 04/15/29 3,301,500
2,805,000 (d) XPO, Inc 7 .125 06/01/31 2,877,030
TOTAL TRANSPORTATION 66,452,888
UTILITIES - 4 .5%
7,400,000 (d) Clearway Energy Operating LLC 4 .750 03/15/28 7,034,018
10,285,000 (d) Ferrellgas LP 5 .375 04/01/26 10,062,257
19,778,000 (d) Ferrellgas LP 5 .875 04/01/29 18,834,793
8,175,000 Suburban Propane Partners LP 5 .875 03/01/27 8,082,096
1,800,000 (d) Suburban Propane Partners LP 5 .000 06/01/31 1,641,030
9,836,000 (d) Superior Plus LP 4 .500 03/15/29 9,093,854
18,790,000 (d) Talen Energy Supply LLC 8 .625 06/01/30 20,093,156
10,000,000 (d) TerraForm Power Operating LLC 5 .000 01/31/28 9,524,133
4,310,000 (d) Vistra Operations Co LLC 7 .750 10/15/31 4,513,777
TOTAL UTILITIES 88,879,114
TOTAL CORPORATE BONDS 1,760,613,979
(Cost $1,824,733,963)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 2.5%
ENERGY - 0 .0%
7,963 (g),(h) Cloud Peak Energy, Inc 79
TOTAL ENERGY 79

High Yield Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES - 2 .5%
471,698 Invesco Senior Loan ETF $ 9,976,413
233,904 (c) iShares 0-5 Year High Yield Corporate Bond ETF 9,952,615
128,749 (c) iShares iBoxx High Yield Corporate Bond ETF 10,007,660
105,174 (c) SPDR Bloomberg Barclays High Yield Bond ETF 10,012,565
396,353
SPDR Bloomberg Barclays Short Term High Yield Bond
ETF 9,996,022
TOTAL FINANCIAL SERVICES 49,945,275
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
22,100 (h) Bright Bidco BV 7,204
5,572 (h) Bright Bidco BV 1,817
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9,021
TOTAL COMMON STOCKS 49,954,375
(Cost $50,696,660)
TOTAL LONG-TERM INVESTMENTS 1,934,707,704
(Cost $1,998,931,841)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.6%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 2,500,000 Federal Farm Credit Discount Notes 0 .000% 04/26/24 2,489,568
TOTAL GOVERNMENT AGENCY DEBT 2,489,568
REPURCHASE AGREEMENT - 1 .7%
$ 33,120,000 (i) Fixed Income Clearing Corp (FICC) 5 .320 04/01/24 33,120,000
TOTAL REPURCHASE AGREEMENT 33,120,000
TREASURY DEBT - 0 .8%
5,000,000 United States Treasury Bill 0 .000 04/04/24 4,997,837
2,500,000 United States Treasury Bill 0 .000 04/16/24 2,494,511
7,500,000 United States Treasury Bill 0 .000 05/09/24 7,458,288
TOTAL TREASURY DEBT 14,950,636
TOTAL SHORT-TERM INVESTMENTS 50,560,204
(Cost $50,561,344)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.2%
43,945,920 (j) State Street Navigator Securities Lending Government Money Market Portfolio 5 .340 (k) 43,945,920
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 43,945,920
(Cost $43,945,920)
TOTAL INVESTMENTS - 101.9% 2,029,213,828
(Cost $2,093,439,105)
OTHER ASSETS & LIABILITIES, NET - (1.9)% (38,444,269)
NET ASSETS - 100.0% $ 1,990,769,559
CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
LIBOR London Interbank Offered Rate
M Month
SOFR Secure Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipts

See Notes to Financial Statements
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
When-issued or delayed delivery security.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $66,643,700.
(d) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(e)
Payment in Kind Bond
(f)
Perpetual security
(g)
For fair value measurement disclosure purposes, investment classified as Level 3.
(h)
Non-income producing
(i) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $33,139,578 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $33,782,509.
(j)
Investments made with cash collateral received from securities on loan.
(k)
The rate shown is the one-day yield as of the end of the reporting period.

Inflation Linked Bond Fund March 31, 2024
Portfolio of Investments

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 98.6%
CORPORATE BONDS - 0 .3%
ENERGY - 0 .1%
$ 1,315,789 Reliance Industries Ltd 2 .444% 01/15/26 $ 1,273,081
TOTAL ENERGY 1,273,081
FINANCIAL SERVICES - 0 .0%
974,302 HNA LLC 2 .369 09/18/27 916,630
TOTAL FINANCIAL SERVICES 916,630
HEALTH CARE EQUIPMENT & SERVICES - 0 .2%
6,960,000 Montefiore Medical Center 2 .895 04/20/32 5,892,602
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,892,602
TOTAL CORPORATE BONDS 8,082,313
(Cost $9,245,204)
GOVERNMENT BONDS - 98 .3%
AGENCY SECURITIES - 0 .2%
9,000,000 Federal National Mortgage Association (FNMA) 1 .625 08/24/35 6,475,740
TOTAL AGENCY SECURITIES 6,475,740
MORTGAGE BACKED - 1 .8%
8,035,212 Government National Mortgage Association (GNMA) 3 .600 09/15/31 8,009,783
4,328,075 GNMA 3 .700 10/15/33 4,125,417
1,295,645 GNMA 3 .380 07/15/35 1,238,467
1,257,300 GNMA 3 .870 10/15/36 1,196,721
4,591,254 GNMA 3 .940 03/15/37 4,314,829
16,613,283 GNMA 1 .730 07/15/37 13,993,891
12,240,668 GNMA 1 .650 07/15/42 9,958,448
12,328,668 GNMA 2 .750 01/15/45 10,767,813
TOTAL MORTGAGE BACKED 53,605,369
U.S. TREASURY SECURITIES - 96 .3%
245 (a) United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 245
240 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/24 239
16,638,931 (a) United States Treasury Inflation Indexed Bonds 0 .250 01/15/25 16,354,555
72,708,183 (a) United States Treasury Inflation Indexed Bonds 2 .375 01/15/25 72,636,607
37,065,652 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/25 36,147,256
97,806,560 (a) United States Treasury Inflation Indexed Bonds 0 .375 07/15/25 95,670,016
81,686,261 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/25 79,280,591
88,429,626 (a) United States Treasury Inflation Indexed Bonds 0 .625 01/15/26 85,885,993
55,324,499 (a) United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 55,070,150
61,842,599 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 59,226,908
112,709,615 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/26 108,021,218
135,403,987 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 129,167,423
126,928,898 (a) United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 121,064,474
38,768,242 (a) United States Treasury Inflation Indexed Bonds 2 .375 01/15/27 39,075,492
16,382,100 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 15,435,178
111,986,025 (a) United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 106,554,499
86,139,440 (a) United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 85,308,857
151,182,221 (a) United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 143,045,933
25,854,156 (a) United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 25,636,475
117,737,426 (a) United States Treasury Inflation Indexed Bonds 1 .250 04/15/28 114,370,276
47,245,777 (a) United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 50,224,601
82,602,510 (a) United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 78,909,360
61,865,402 (a) United States Treasury Inflation Indexed Bonds 2 .375 10/15/28 63,298,622
102,368,384 (a) United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 97,577,534
90,605,400 (a) United States Treasury Inflation Indexed Bonds 2 .500 01/15/29 93,075,547
70,124,912 (a) United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 76,665,478
63,253,592 (a) United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 58,321,624

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 119,334,156 (a) United States Treasury Inflation Indexed Bonds 0 .125% 01/15/30 $ 108,017,584
125,703,160 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 113,238,844
95,950,170 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 85,358,319
138,566,328 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 122,587,022
6,012,799 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/32 5,252,332
55,102,239 (a) United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 61,029,338
70,948,574 (a) United States Treasury Inflation Indexed Bonds 0 .625 07/15/32 64,332,768
175,778,658 (a),(b) United States Treasury Inflation Indexed Bonds 1 .125 01/15/33 164,847,300
91,075,101 (a) United States Treasury Inflation Indexed Bonds 1 .375 07/15/33 87,402,853
115,162,768 (a) United States Treasury Inflation Indexed Bonds 1 .750 01/15/34 113,687,846
19,000,000 United States Treasury Note 4 .000 01/31/29 18,804,062
20,750,000 United States Treasury Note 3 .875 08/15/33 20,198,828
TOTAL U.S. TREASURY SECURITIES 2,870,782,247
TOTAL GOVERNMENT BONDS 2,930,863,356
(Cost $3,079,978,603)
TOTAL LONG-TERM INVESTMENTS 2,938,945,669
(Cost $3,089,223,807)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0 .2%
$ 5,880,000 (c) Fixed Income Clearing Corp (FICC) 5 .320 04/01/24 5,880,000
TOTAL REPURCHASE AGREEMENT 5,880,000
TOTAL SHORT-TERM INVESTMENTS 5,880,000
(Cost $5,880,000)
TOTAL INVESTMENTS - 98.8% 2,944,825,669
(Cost $3,095,103,807)
OTHER ASSETS & LIABILITIES, NET - 1.2% 35,934,006
NET ASSETS - 100.0% $ 2,980,759,675
(a)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(b)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $5,883,476 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $5,997,662.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 313 06/18/24  $ 34,516,551 $ 34,679,422  $ 162,871
U.S. Treasury 5-Year Note 146 06/28/24 15,582,812 15,624,281 41,469
Total 459   $ 50,099,363  $ 50,303,703 $ 204,340

Short Duration Impact Bond Fund March 31, 2024
Portfolio of Investments

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 99.3%
BANK LOAN OBLIGATIONS - 2.4%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .6%
$ 487,500 (a) LTR Intermediate Holdings, Inc SOFR 4 M + 4.500% 10 .110% 05/05/28 $ 459,062
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 459,062
UTILITIES - 1 .8%
434,973 (a) Constellation Renewables LLC SOFR 4 M + 2.500% 8 .105 12/15/27 435,867
902,500 (a) TerraForm Power Operating LLC SOFR 4 M + 2.500% 7 .902 05/21/29 897,988
TOTAL UTILITIES 1,333,855
TOTAL BANK LOAN OBLIGATIONS 1,792,917
(Cost $1,808,622)
CORPORATE BONDS - 33 .3%
AUTOMOBILES & COMPONENTS - 0 .7%
500,000 Magna International, Inc 3 .625 06/15/24 497,479
TOTAL AUTOMOBILES & COMPONENTS 497,479
BANKS - 8 .2%
500,000 (a) Bank of America Corp Term SOFR 3 M + 3.397% 8 .738 N/A(b) 501,896
250,000 (c) BNP Paribas S.A. 1 .675 06/30/27 230,314
689,000 Citigroup, Inc 1 .281 11/03/25 670,244
500,000 (a) Citigroup, Inc CME Term SOFR 3 M + 1.512% 6 .814 07/01/26 506,319
250,000 (c) Credit Agricole S.A. 5 .335 01/10/30 249,287
275,000 Deutsche Bank AG. 6 .819 11/20/29 287,486
500,000 (c) Federation des Caisses Desjardins du Quebec 0 .700 05/21/24 496,673
600,000 (c) Federation des Caisses Desjardins du Quebec 5 .147 11/27/28 608,483
250,000 (c) Federation des Caisses Desjardins du Quebec 5 .250 04/26/29 249,409
500,000 JPMorgan Chase & Co 0 .768 08/09/25 490,560
250,000 (c) Royal Bank of Canada 1 .050 09/14/26 227,760
1,000,000 (c) Royal Bank of Canada 4 .851 12/14/26 998,662
250,000 Toronto-Dominion Bank 1 .250 12/13/24 242,701
500,000 Wells Fargo & Co 4 .540 08/15/26 493,615
TOTAL BANKS 6,253,409
CAPITAL GOODS - 0 .7%
250,000 Air Lease Corp 5 .100 03/01/29 248,342
300,000 Nature Conservancy 2 .668 03/01/26 282,980
TOTAL CAPITAL GOODS 531,322
ENERGY - 2 .7%
500,000 Marathon Oil Corp 5 .300 04/01/29 499,092
525,000 Pioneer Natural Resources Co 5 .100 03/29/26 524,338
500,000 Total Capital International S.A. 3 .750 04/10/24 499,761
250,000 Williams Cos, Inc 5 .400 03/02/26 250,642
250,000 Williams Cos, Inc 5 .300 08/15/28 252,117
TOTAL ENERGY 2,025,950
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .3%
250,000 (c) HAT Holdings I LLC 3 .375 06/15/26 235,476
250,000 (c) HAT Holdings I LLC 8 .000 06/15/27 260,675
500,000 SITE Centers Corp 3 .625 02/01/25 492,245
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 988,396
FINANCIAL SERVICES - 5 .4%
250,000 BB Blue Financing DAC 4 .395 09/20/29 245,661
250,000 Goldman Sachs Group, Inc 0 .855 02/12/26 239,469
500,000 Morgan Stanley 5 .857 01/22/25 500,300
500,000 Morgan Stanley 0 .864 10/21/25 486,225
500,000 National Rural Utilities Cooperative Finance Corp 5 .250 04/20/46 486,922

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 500,000 Private Export Funding Corp (PEFCO) 1 .400% 07/15/28 $ 441,738
250,000 Private Export Funding Corp (PEFCO) 4 .300 12/15/28 249,422
250,000 (c) Starwood Property Trust, Inc 7 .250 04/01/29 251,990
250,000 (c) UBS Group AG. 6 .327 12/22/27 255,388
250,000 (c) WLB Asset II B Pte Ltd 3 .950 12/10/24 237,560
250,000 (c) WLB Asset II C Pte Ltd 3 .900 12/23/25 233,417
250,000 (c) WLB Asset II D Pte Ltd 6 .500 12/21/26 239,563
250,000 (c) WLB Asset VI Pte Ltd 7 .250 12/21/27 249,637
TOTAL FINANCIAL SERVICES 4,117,292
FOOD, BEVERAGE & TOBACCO - 0 .4%
275,000 Campbell Soup Co 5 .200 03/21/29 276,318
TOTAL FOOD, BEVERAGE & TOBACCO 276,318
HOUSEHOLD & PERSONAL PRODUCTS - 1 .7%
250,000 Unilever Capital Corp 0 .626 08/12/24 245,497
1,000,000 Unilever Capital Corp 4 .875 09/08/28 1,010,961
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,256,458
MATERIALS - 0 .9%
200,000 (c) Cemex SAB de C.V. 9 .125 N/A(b) 217,271
450,000 (c),(d) Smurfit Kappa Treasury ULC 5 .200 01/15/30 449,110
TOTAL MATERIALS 666,381
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .9%
500,000 Merck & Co, Inc 1 .900 12/10/28 443,456
275,000 Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/25 273,220
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 716,676
TECHNOLOGY HARDWARE & EQUIPMENT - 1 .0%
500,000 Apple, Inc 3 .000 06/20/27 476,303
250,000 Teledyne Technologies, Inc 0 .950 04/01/24 250,000
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 726,303
TRANSPORTATION - 0 .4%
290,131 (c) British Airways 2013-, Cl A Pass Through Trust 4 .625 06/20/24 289,440
54,417 Ethiopian Leasing 2012 LLC 2 .646 05/12/26 52,857
TOTAL TRANSPORTATION 342,297
UTILITIES - 9 .0%
475,000 Algonquin Power & Utilities Corp 5 .365 06/15/26 472,428
500,000 Avangrid, Inc 3 .150 12/01/24 491,467
600,000 (c) Brooklyn Union Gas Co 4 .632 08/05/27 582,448
500,000 Connecticut Light and Power Co 4 .650 01/01/29 494,266
500,000 Consumers 2023 Securitization Funding LLC 5 .550 03/01/27 501,339
491,996 (c) Continental Wind LLC 6 .000 02/28/33 498,444
1,000,000 DTE Electric Co 1 .900 04/01/28 896,631
250,000 (c) Electricite de France S.A. 3 .625 10/13/25 243,584
300,000 National Fuel Gas Co 5 .500 01/15/26 299,536
300,000 National Fuel Gas Co 5 .500 10/01/26 300,065
237,000 (c) NextEra Energy Operating Partners LP 7 .250 01/15/29 242,490
219,000 Oncor Electric Delivery Co LLC 0 .550 10/01/25 205,047
250,000 Public Service Co of Colorado 3 .700 06/15/28 239,069
275,000 San Diego Gas & Electric Co 4 .950 08/15/28 276,031
374,847 SCE Recovery Funding LLC 1 .977 11/15/28 347,860
275,000 Southern California Edison Co 4 .875 02/01/27 274,163
500,000 Southern Power Co 4 .150 12/01/25 491,598
TOTAL UTILITIES 6,856,466
TOTAL CORPORATE BONDS 25,254,747
(Cost $25,283,181)
GOVERNMENT BONDS - 44 .2%
AGENCY SECURITIES - 4 .8%
106,997 Export-Import Bank of the United States 1 .822 05/03/25 104,312

Short Duration Impact Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 250,000 Federal Home Loan Mortgage Corp (FHLMC) 1 .500% 02/12/25 $ 242,277
396,250 Harar Leasing 2013 LLC 2 .582 07/02/25 380,346
500,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 483,348
227,484 Lulwa Ltd 1 .831 03/26/25 222,463
222,058 Penta Aircraft Leasing LLC 1 .691 04/29/25 217,095
500,000 Private Export Funding Corp (PEFCO) 1 .750 11/15/24 488,915
250,000 PEFCO 3 .250 06/15/25 244,992
43,797 Sandalwood LLC 2 .821 02/12/26 42,597
595,308 Thirax   LLC 0 .968 01/14/33 503,202
177,689 United States International Development Finance Corp 1 .050 10/15/29 160,890
177,689 United States International Development Finance Corp 1 .790 10/15/29 164,339
39,289 (a) Washington Aircraft 2 Co Ltd CME Term SOFR 3 M + 0.692% 6 .004 06/26/24 39,315
408,258 Windermere Aviation LLC 2 .351 05/27/26 392,000
TOTAL AGENCY SECURITIES 3,686,091
FOREIGN GOVERNMENT BONDS - 13 .5%
500,000 African Development Bank 4 .125 02/25/27 494,034
360,000 Asian Development Bank 4 .625 06/13/25 358,354
250,000 Asian Infrastructure Investment Bank 0 .500 01/27/26 231,537
250,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 251,300
300,000 (a),(c) Asian Infrastructure Investment Bank SOFR Compounded Index +
0.620%
5 .964 08/16/27 301,550
600,000 (c) BNG Bank NV 1 .500 10/16/24 587,569
250,000 (c) BNG Bank NV 3 .500 05/19/28 240,693
250,000 (c) Caisse d'Amortissement de la Dette Sociale 4 .875 09/19/26 251,283
250,000 (a) Central American Bank for Economic Integration CME Term SOFR 3 M + 1.112% 6 .419 11/15/24 249,702
250,000 (c) Central American Bank for Economic Integration 5 .000 02/09/26 248,601
500,000 Council Of Europe Development Bank 3 .000 06/16/25 487,594
500,000 European Investment Bank 2 .875 06/13/25 488,240
500,000 (c) European Stability Mechanism 1 .375 09/11/24 491,174
450,000 Export Development Canada 3 .875 02/14/28 440,847
1,000,000 Hydro-Quebec 8 .050 07/07/24 1,005,970
250,000 Inter-American Investment Corp 2 .625 04/22/25 243,206
250,000 Inter-American Investment Corp 0 .625 02/10/26 230,969
500,000 Inter-American Investment Corp 4 .125 02/15/28 491,307
250,000 International Bank for Reconstruction & Development 0 .000 03/31/27 223,212
500,000 International Bank for Reconstruction & Development 0 .000 03/31/28 485,995
250,000 (a) International Finance Corp SOFR + 0.090% 5 .443 04/03/24 250,004
250,000 International Finance Facility for Immunisation Co 1 .000 04/21/26 231,208
500,000 Japan Bank for International Cooperation 1 .625 01/20/27 459,196
500,000 Japan Bank for International Cooperation 4 .375 10/05/27 494,817
250,000 Japan International Cooperation Agency 4 .000 05/23/28 242,628
250,000 (c) Nederlandse Waterschapsbank NV 1 .750 01/15/25 243,164
500,000 OPEC Fund for International Development 4 .500 01/26/26 493,770
TOTAL FOREIGN GOVERNMENT BONDS 10,217,924
MORTGAGE BACKED - 0 .0%
29,197 (a),(c) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 1.650% 6 .465 01/25/34 29,311
TOTAL MORTGAGE BACKED 29,311
MUNICIPAL BONDS - 6 .8%
200,000 City of Detroit MI 2 .189 04/01/24 200,000
117,179 (e) City of Fort Wayne IN 10 .750 12/01/29 12
500,000 District of Columbia 3 .850 02/28/25 491,589
250,000 Fairfax County Economic Development Authority 5 .589 10/01/24 250,427
250,000 Florida Development Finance Corp 7 .500 07/01/57 248,609
250,000 (c) Florida Development Finance Corp 8 .000 07/01/57 265,000
250,000 (c) Florida Development Finance Corp 8 .250 07/01/57 249,948
250,000 Mount Diablo Unified School District 5 .548 08/01/27 252,615
500,000 (c) New Hampshire Business Finance Authority 5 .600 02/01/29 500,000
850,000 New York State Energy Research & Development
Authority
3 .845 04/01/25 835,411
250,000 Pharr Economic Development Corp 3 .016 08/15/26 239,458

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 650,000 Philadelphia Energy Authority 5 .587% 11/01/24 $ 650,989
302,607 State of Hawaii Department of Business Economic
Development & Tourism
3 .242 01/01/31 291,130
250,000 Village of Deerfield IL 4 .000 12/01/28 244,083
200,000 (c) Warm Springs Reservation Confederated Tribe 3 .050 11/01/24 196,933
250,000 (c) Warm Springs Reservation Confederated Tribe 2 .165 11/01/26 231,113
TOTAL MUNICIPAL BONDS 5,147,317
U.S. TREASURY SECURITIES - 19 .1%
9,283,000 United States Treasury Note 5 .000 09/30/25 9,305,845
2,073,000 (f) United States Treasury Note 4 .625 02/28/26 2,071,300
3,088,000 United States Treasury Note 4 .250 03/15/27 3,073,766
18,000 (f) United States Treasury Note 4 .250 02/28/29 18,024
TOTAL U.S. TREASURY SECURITIES 14,468,935
TOTAL GOVERNMENT BONDS 33,549,578
(Cost $33,812,642)
STRUCTURED ASSETS - 19 .4%
ASSET BACKED - 12 .2%
1,000,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 999,233
Series - 2019 1 (Class AA)
543,297 Delta Air Lines Pass Through Trust 3 .625 07/30/27 513,648
Series - 2015 1 (Class AA)
197,680 Delta Air Lines Pass Through Trust 2 .000 06/10/28 178,694
Series - 2020 1 (Class AA)
205,123 Delta Air Lines Pass Through Trust 2 .500 06/10/28 184,539
Series - 2020 1 (Class A)
259,199 (c) GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 200,785
Series - 2021 4GS (Class A)
247,670 (c) GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 182,314
Series - 2021 5CS (Class B)
484,371 (c) Helios Issuer, LLC 5 .300 08/22/50 476,008
Series - 2023 B (Class A)
92,290 (c) HERO Funding Trust 4 .050 09/20/41 84,824
Series - 2016 1A (Class A)
142,550 (c) HERO Funding Trust 3 .910 09/20/42 129,100
Series - 2016 3A (Class A2)
108,398 (c) HERO Funding Trust 2 .720 09/20/57 88,822
Series - 2020 1A (Class A)
500,000 (c) Hertz Vehicle Financing III LLC 5 .570 09/25/29 503,627
Series - 2023 2A (Class A)
106,306 (c) Mosaic Solar Loan Trust 2 .100 04/20/46 92,092
Series - 2020 1A (Class A)
240,812 (c) Mosaic Solar Loan Trust 1 .440 08/20/46 202,602
Series - 2020 2A (Class A)
288,939 (c) Mosaic Solar Loan Trust 1 .440 06/20/52 233,950
Series - 2021 3A (Class A)
243,283 (c) Mosaic Solar Loan Trust 1 .770 06/20/52 204,578
Series - 2021 3A (Class C)
26,208 (c) Renew 3 .670 09/20/52 23,755
Series - 2017 1A (Class A)
195,150 (c) Sunnova Helios VII Issuer LLC 2 .030 10/20/48 170,643
Series - 2021 C (Class A)
253,262 (c) Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 227,118
Series - 2022 A (Class A)
239,761 (c) Sunnova Helios XI Issuer LLC 5 .300 05/20/50 235,681
Series - 2023 A (Class A)
437,714 (c) Sunrun Atlas Issuer LLC 3 .610 02/01/55 400,067
Series - 2019 2 (Class A)
327,446 (c) Sunrun Callisto Issuer LLC 3 .980 06/30/54 305,555
Series - 2019 1A (Class A)

Short Duration Impact Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 282,518 (c) Sunrun Callisto Issuer LLC 2 .270% 01/30/57 $ 230,488
Series - 2021 2A (Class A)
211,654 (c) Tesla Auto Lease Trust 5 .860 08/20/25 211,934
Series - 2023 A (Class A2)
153,116 (c) Tesla Auto Lease Trust 0 .600 09/22/25 152,891
Series - 2021 B (Class A3)
250,000 (c) Tesla Auto Lease Trust 1 .320 09/22/25 245,462
Series - 2021 B (Class D)
250,000 (c) Tesla Auto Lease Trust 5 .890 06/22/26 251,381
Series - 2023 A (Class A3)
815,000 (c) Tesla Auto Lease Trust 6 .130 09/21/26 822,460
Series - 2023 B (Class A3)
580,000 (c) Tesla Auto Lease Trust 5 .300 06/21/27 578,773
Series - 2024 A (Class A3)
750,000 (c) Tesla Electric Vehicle Trust 5 .540 12/21/26 750,347
Series - 2023 1 (Class A2A)
379,869 (c) Vivint Colar Financing V LLC 7 .370 04/30/48 354,233
Series - 2018 1A (Class B)
TOTAL ASSET BACKED 9,235,604
OTHER MORTGAGE BACKED - 7 .2%
250,000 (a),(c) Alen Mortgage Trust SOFR 1 M + 2.364% 7 .690 04/15/34 187,578
Series - 2021 ACEN (Class C)
250,000 (c) BX Trust 6 .300 10/13/27 235,467
Series - 2022 CLS (Class B)
250,000 (a),(c) BX TRUST Term SOFR 1 M + 1.490% 6 .815 01/17/39 247,337
Series - 2022 AHP (Class AS)
250,000 (a),(c) BX TRUST CME Term SOFR 1 M + 2.090% 7 .415 01/17/39 244,514
Series - 2022 AHP (Class C)
50,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .820 03/25/42 52,485
Series - 2022 R03 (Class 1M2)
27,000 (a),(c) Connecticut Avenue Securities Trust SOFR + 3.600% 8 .920 07/25/42 28,555
Series - 2022 R08 (Class 1M2)
250,000 (a),(c) DBUBS Mortgage Trust 3 .530 10/10/34 214,660
Series - 2017 BRBK (Class D)
250,000 (c) Frontier Issuer LLC 6 .600 08/20/53 252,491
Series - 2023 1 (Class A2)
250,000 (c) Frontier Issuer LLC 11 .500 08/20/53 253,628
Series - 2023 1 (Class C)
80,070 GS Mortgage Securities Trust 2 .922 05/10/49 78,142
Series - 2016 GS2 (Class AAB)
500,000 (a),(c) JP Morgan Chase Commercial Mortgage Securities
Trust
CME Term SOFR 1 M + 1.734% 7 .060 10/15/33 490,564
Series - 2020 609M (Class A)
250,000 (a),(c) MAD Mortgage Trust 3 .082 08/15/34 231,327
Series - 2017 330M (Class A)
212,214 (a),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 6 .469 07/15/36 196,527
Series - 2019 MILE (Class A)
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.879% 7 .205 07/15/36 218,374
Series - 2019 MILE (Class B)
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7 .605 07/15/36 206,013
Series - 2019 MILE (Class C)
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust Term SOFR 1 M + 4.329% 9 .655 07/15/36 166,591
Series - 2019 MILE (Class F)
12,053 (a),(c) OBX Trust SOFR 1 M + 0.764% 4 .658 06/25/57 11,621
Series - 2018 1 (Class A2)
182,612 (c) One Market Plaza Trust 3 .614 02/10/32 168,797
Series - 2017 1MKT (Class A)
250,000 (c) One Market Plaza Trust 3 .845 02/10/32 226,858
Series - 2017 1MKT (Class B)
27,382,754 (a),(c) SLG Office Trust 0 .258 07/15/41 396,894
Series - 2021 OVA (Class X)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 500,000 (a),(c) STWD Mortgage Trust Term SOFR 1 M + 1.371% 6 .697% 11/15/36 $ 496,293
Series - 2021 LIH (Class AS)
500,000 (a),(c) STWD Mortgage Trust CME Term SOFR 1 M + 1.770% 7 .096 11/15/36 495,488
Series - 2021 LIH (Class B)
270,000 (a),(c) STWD Mortgage Trust CME Term SOFR 1 M + 2.069% 7 .395 11/15/36 266,863
Series - 2021 LIH (Class C)
122,549 (c) Verus Securitization Trust 3 .417 01/25/60 117,328
Series - 2020 1 (Class A1)
TOTAL OTHER MORTGAGE BACKED 5,484,395
TOTAL STRUCTURED ASSETS 14,719,999
(Cost $15,475,244)
TOTAL LONG-TERM INVESTMENTS 75,317,241
(Cost $76,379,689)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0 .7%
$ 570,000 (g) Fixed Income Clearing Corp (FICC) 5 .320 04/01/24 570,000
TOTAL REPURCHASE AGREEMENT 570,000
TOTAL SHORT-TERM INVESTMENTS 570,000
(Cost $570,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.8%
2,121,069 (h) State Street Navigator Securities Lending Government Money Market Portfolio 5 .340 (i) 2,121,069
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 2,121,069
(Cost $2,121,069)
TOTAL INVESTMENTS - 102.8% 78,008,310
(Cost $79,070,758)
OTHER ASSETS & LIABILITIES, NET - (2.8)% (2,128,203)
NET ASSETS - 100.0% $ 75,880,107
AVG Average
CME Chicago Mercantile Exchange
D Day
M Month
SOFR Secure Overnight Financing Rate
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
Perpetual security
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
When-issued or delayed delivery security.
(e)
In default
(f)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,067,403.
(g) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $570,337 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $581,462.
(h)
Investments made with cash collateral received from securities on loan.
(i)
The rate shown is the one-day yield as of the end of the reporting period.

Short Term Bond Fund March 31, 2024
Portfolio of Investments

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 98.3%
BANK LOAN OBLIGATIONS - 1.6%
CAPITAL GOODS - 0 .1%
$ 972,500 (a) AECOM SOFR 12 M + 1.750% 7 .192% 04/13/28 $ 974,212
1,477,330 (a) Core & Main LP SOFR 2 M + 2.500% 8 .056 07/27/28 1,478,874
168,060 (a) Ingersoll-Rand Services Co SOFR 12 M + 1.750% 7 .177 03/01/27 168,602
TOTAL CAPITAL GOODS 2,621,688
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
1,121,678 (a) GFL Environmental, Inc SOFR 4 M + 2.500% 7 .816 05/31/27 1,127,292
705,333 (a) Trans Union LLC SOFR 12 M + 2.000% 7 .327 12/01/28 705,820
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,833,112
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .2%
670,250 (a) American Builders & Contractors Supply Co, Inc SOFR 12 M + 2.000% 7 .330 01/31/31 671,192
1,767,371 (a) Avis Budget Car Rental LLC SOFR 12 M + 1.750% 7 .195 08/06/27 1,763,686
1,074,806 (a) Avis Budget Car Rental LLC CME Term SOFR 1 M + 3.000% 8 .430 03/16/29 1,077,827
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,512,705
CONSUMER SERVICES - 0 .3%
1,458,466 (a) 1011778 BC ULC SOFR 12 M + 2.250% 7 .580 09/20/30 1,459,377
1,943,891 (a) Hilton Worldwide Finance LLC CME Term SOFR 3 M + 1.750% 7 .174 06/21/26 1,950,131
788,233 (a) KFC Holding Co SOFR 12 M + 1.750% 7 .191 03/15/28 788,762
651,904 (a) Nascar Holdings LLC SOFR 12 M + 2.500% 7 .945 10/19/26 655,461
1,422,850 (a) Wyndham Hotels & Resorts, Inc SOFR 12 M + 2.250% 7 .677 05/24/30 1,429,523
TOTAL CONSUMER SERVICES 6,283,254
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .1%
803,676 (a) US Foods, Inc SOFR 12 M + 2.000% 7 .327 11/22/28 808,116
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 808,116
HOUSEHOLD & PERSONAL PRODUCTS - 0 .1%
1,754,718 (a) Energizer Holdings, Inc SOFR 12 M + 2.250% 7 .693 12/22/27 1,756,034
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,756,034
MATERIALS - 0 .0%
700,097 (a) Berry Global, Inc SOFR 12 M + 1.750% 7 .182 07/01/26 703,093
TOTAL MATERIALS 703,093
MEDIA & ENTERTAINMENT - 0 .1%
1,008,194 (a) CSC Holdings LLC LIBOR 12 M + 2.500% 7 .940 04/15/27 1,007,248
1,290,299 (a) Outfront Media Capital LLC SOFR 12 M + 1.750% 7 .077 11/18/26 1,290,298
TOTAL MEDIA & ENTERTAINMENT 2,297,546
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .3%
937,128 (a) Avantor, Inc SOFR 12 M + 2.250% 7 .680 11/08/27 939,630
2,205,858 (a) Jazz Financing Lux Sarl SOFR 12 M + 3.000% 8 .445 05/05/28 2,219,645
2,197,494 (a) Organon & Co SOFR 12 M + 3.000% 8 .433 06/02/28 2,208,031
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,367,306
SOFTWARE & SERVICES - 0 .3%
1,329,594 (a) NortonLifeLock, Inc SOFR 12 M + 2.000% 7 .427 09/12/29 1,330,664
1,823,833 (a) Open Text Corp SOFR 12 M + 1.750% 7 .177 05/30/25 1,827,827
371,452 (a) SS&C Technologies, Inc SOFR 12 M + 1.750% 7 .195 04/16/25 371,909
350,713 (a) SS&C Technologies, Inc Term SOFR 1 M + 1.750% 7 .195 04/16/25 351,144
291,209 (a) SS&C Technologies, Inc SOFR 12 M + 2.250% 7 .680 03/22/29 291,870
566,013 (a) SS&C Technologies, Inc SOFR 12 M + 2.250% 7 .680 03/22/29 567,298
TOTAL SOFTWARE & SERVICES 4,740,712
TOTAL BANK LOAN OBLIGATIONS 29,923,566
(Cost $29,715,703)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CORPORATE BONDS - 34 .1%
AUTOMOBILES & COMPONENTS - 1 .6%
$ 2,725,000 (b) Denso Corp 1 .239% 09/16/26 $ 2,469,272
3,000,000 Ford Motor Credit Co LLC 7 .350 11/04/27 3,146,316
4,000,000 General Motors Financial Co, Inc 1 .200 10/15/24 3,904,495
11,000,000 General Motors Financial Co, Inc 5 .400 04/06/26 11,004,090
5,000,000 General Motors Financial Co, Inc 5 .400 05/08/27 5,013,077
850,000 (c) General Motors Financial Co, Inc 6 .000 01/09/28 871,374
2,250,000 (b) Hyundai Capital Services, Inc 2 .125 04/24/25 2,168,168
1,335,000 (b) Kia Corp 2 .375 02/14/25 1,299,297
TOTAL AUTOMOBILES & COMPONENTS 29,876,089
BANKS - 12 .7%
2,100,000 (b) Banco de Credito del Peru 2 .700 01/11/25 2,048,949
3,650,000 (b) Banco del Estado de Chile 2 .704 01/09/25 3,554,005
2,855,000 (b) Banco do Brasil S.A. 3 .250 09/30/26 2,699,695
5,000,000 Banco Santander S.A. 3 .496 03/24/25 4,908,493
4,000,000 (b) Bank Leumi Le-Israel BM 5 .125 07/27/27 3,916,816
5,000,000 Bank of America Corp 0 .976 04/22/25 4,985,148
8,000,000 Bank of America Corp 0 .981 09/25/25 7,814,659
20,000,000 Bank of America Corp 3 .384 04/02/26 19,561,362
10,000,000 Bank of America NA 5 .650 08/18/25 10,060,582
10,000,000 Barclays plc 6 .490 09/13/29 10,395,890
500,000 Citigroup, Inc 6 .035 10/30/24 500,600
23,600,000 Citigroup, Inc 0 .981 05/01/25 23,496,639
2,500,000 Citigroup, Inc 1 .281 11/03/25 2,431,943
10,000,000 Citigroup, Inc 5 .610 09/29/26 10,015,933
2,950,000 Deutsche Bank AG. 0 .898 05/28/24 2,928,232
1,850,000 Deutsche Bank AG. 6 .819 11/20/29 1,933,996
1,775,000 (b) Development Bank of Kazakhstan JSC 5 .750 05/12/25 1,769,107
20,000,000 Goldman Sachs Bank USA 5 .283 03/18/27 19,989,962
1,250,000 HSBC USA, Inc 3 .500 06/23/24 1,243,326
20,000,000 JPMorgan Chase & Co 0 .824 06/01/25 19,826,911
14,000,000 JPMorgan Chase & Co 4 .080 04/26/26 13,785,499
10,000,000 JPMorgan Chase Bank NA 5 .110 12/08/26 10,028,712
5,000,000 Mitsubishi UFJ Financial Group, Inc 5 .063 09/12/25 4,982,856
5,000,000 Morgan Stanley Bank NA 5 .882 10/30/26 5,096,392
1,250,000 NatWest Group plc 1 .642 06/14/27 1,149,213
10,000,000 Royal Bank of Canada 5 .200 07/20/26 10,032,169
3,000,000 Toronto-Dominion Bank 3 .766 06/06/25 2,947,006
3,000,000 (d) Toronto-Dominion Bank 4 .980 04/05/27 2,995,543
5,000,000 Toronto-Dominion Bank 5 .523 07/17/28 5,106,374
4,000,000 (b) United Overseas Bank Ltd 1 .250 04/14/26 3,709,480
21,900,000 Wells Fargo Bank NA 5 .450 08/07/26 22,047,163
TOTAL BANKS 235,962,655
CAPITAL GOODS - 1 .3%
10,000,000 Boeing Co 2 .196 02/04/26 9,361,993
10,000,000 Caterpillar Financial Services Corp 4 .350 05/15/26 9,890,968
5,825,000 John Deere Capital Corp 4 .950 07/14/28 5,868,908
TOTAL CAPITAL GOODS 25,121,869
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .3%
2,700,000 O'Reilly Automotive, Inc 5 .750 11/20/26 2,744,427
3,000,000 (b) Prosus NV 3 .257 01/19/27 2,779,915
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,524,342
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .2%
3,900,000 Walmart, Inc 1 .050 09/17/26 3,575,331
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,575,331
ENERGY - 2 .8%
3,000,000 Canadian Natural Resources Ltd 2 .050 07/15/25 2,869,943
4,775,000 Enbridge, Inc 2 .500 02/14/25 4,650,609

Short Term Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 3,000,000 Energy Transfer LP 2 .900% 05/15/25 $ 2,911,765
5,000,000 Energy Transfer Operating LP 4 .500 04/15/24 4,997,277
3,500,000 Enterprise Products Operating LLC 5 .050 01/10/26 3,497,502
2,991,000 Hess Corp 4 .300 04/01/27 2,932,720
2,425,000 Marathon Oil Corp 5 .300 04/01/29 2,420,595
4,000,000 Marathon Petroleum Corp 4 .700 05/01/25 3,966,031
208,500 Petroleos Mexicanos 2 .378 04/15/25 204,932
1,000,000 Petroleos Mexicanos 4 .500 01/23/26 937,502
1,000,000 Petroleos Mexicanos 5 .350 02/12/28 885,884
2,631,579 Reliance Industries Ltd 2 .444 01/15/26 2,546,162
3,000,000 (b) Saudi Arabian Oil Co 2 .875 04/16/24 2,994,300
2,000,000 (b) Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 1,896,748
5,000,000 TransCanada PipeLines Ltd 1 .000 10/12/24 4,874,696
10,000,000 Williams Cos, Inc 5 .400 03/02/26 10,025,678
TOTAL ENERGY 52,612,344
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .5%
2,000,000 American Tower Corp 3 .375 05/15/24 1,994,032
1,450,000 AvalonBay Communities, Inc 3 .500 11/15/24 1,431,817
1,044,000 Brandywine Operating Partnership LP 4 .100 10/01/24 1,032,043
5,000,000 Essex Portfolio LP 3 .875 05/01/24 4,990,772
3,000,000 (b) ProLogis Targeted US Logistics Fund LP 5 .250 04/01/29 2,991,397
1,665,000 (b) SBA Tower Trust 2 .836 01/15/25 1,625,083
13,365,000 (b) SBA Tower Trust 1 .884 01/15/26 12,475,966
2,500,000 (b) SBA Tower Trust 1 .631 11/15/26 2,262,081
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 28,803,191
FINANCIAL SERVICES - 2 .5%
5,500,000 AerCap Ireland Capital DAC 6 .100 01/15/27 5,590,008
5,500,000 American Express Co 3 .375 05/03/24 5,488,255
1,500,000 (b),(c) Banco BTG Pactual S.A. 2 .750 01/11/26 1,416,543
7,000,000 Capital One Financial Corp 4 .166 05/09/25 6,985,709
2,500,000 (b) DAE Funding LLC 2 .625 03/20/25 2,419,250
4,000,000 Morgan Stanley 3 .620 04/17/25 3,995,532
5,000,000 Morgan Stanley 0 .790 05/30/25 4,953,645
5,000,000 Morgan Stanley 1 .164 10/21/25 4,868,459
1,675,000 Morgan Stanley 5 .449 07/20/29 1,689,689
1,250,000 Morgan Stanley 5 .173 01/16/30 1,251,059
2,000,000 (b) Private Export Funding Corp (PEFCO) 0 .550 07/30/24 1,968,661
5,000,000 State Street Corp 5 .272 08/03/26 5,026,974
TOTAL FINANCIAL SERVICES 45,653,784
FOOD, BEVERAGE & TOBACCO - 0 .7%
3,000,000 (b) Bimbo Bakeries USA, Inc 6 .050 01/15/29 3,104,157
3,000,000 Constellation Brands, Inc 3 .600 05/09/24 2,992,871
4,300,000 PepsiCo, Inc 5 .125 11/10/26 4,334,099
3,000,000 Philip Morris International, Inc 4 .875 02/13/29 2,980,885
TOTAL FOOD, BEVERAGE & TOBACCO 13,412,012
HEALTH CARE EQUIPMENT & SERVICES - 0 .6%
3,750,000 CVS Health Corp 4 .300 03/25/28 3,659,533
3,200,000 HCA, Inc 5 .200 06/01/28 3,209,054
5,000,000 McKesson Corp 4 .900 07/15/28 5,015,296
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,883,883
HOUSEHOLD & PERSONAL PRODUCTS - 0 .3%
5,000,000 Haleon UK Capital plc 3 .125 03/24/25 4,881,372
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,881,372
INSURANCE - 0 .4%
2,300,000 Assured Guaranty US Holdings, Inc 6 .125 09/15/28 2,384,427
3,000,000 (b) Principal Life Global Funding II 0 .750 04/12/24 2,995,943
2,500,000 (b) Principal Life Global Funding II 0 .875 01/12/26 2,309,065
TOTAL INSURANCE 7,689,435

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS - 1 .2%
$ 2,200,000 AngloGold Ashanti Holdings plc 3 .375% 11/01/28 $ 1,980,470
1,200,000 (b) Freeport Indonesia PT 4 .763 04/14/27 1,168,660
1,000,000 Nutrien Ltd 4 .900 03/27/28 994,704
4,725,000 (b) Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 4,339,466
3,000,000 (b) POSCO 4 .375 08/04/25 2,953,012
4,200,000 (b),(c) POSCO 5 .750 01/17/28 4,260,279
3,000,000 (c) Sherwin-Williams Co 4 .050 08/08/24 2,980,080
3,000,000 WRKCo, Inc 3 .000 09/15/24 2,962,194
TOTAL MATERIALS 21,638,865
MEDIA & ENTERTAINMENT - 2 .1%
2,000,000 (b) CCO Holdings LLC 5 .125 05/01/27 1,905,543
10,000,000 Charter Communications Operating LLC 4 .908 07/23/25 9,878,299
10,000,000 Charter Communications Operating LLC 6 .150 11/10/26 10,078,311
10,000,000 Comcast Corp 3 .150 03/01/26 9,682,111
6,875,000 Warnermedia Holdings, Inc 3 .638 03/15/25 6,738,403
TOTAL MEDIA & ENTERTAINMENT 38,282,667
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .1%
1,450,000 AbbVie, Inc 4 .800 03/15/29 1,452,127
4,600,000 Amgen, Inc 5 .150 03/02/28 4,629,488
3,000,000 AstraZeneca Finance LLC 4 .800 02/26/27 2,998,705
8,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 7,886,171
1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 1,011,638
3,000,000 Zoetis, Inc 5 .400 11/14/25 3,003,923
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 20,982,052
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .9%
5,000,000 NVIDIA Corp 0 .584 06/14/24 4,950,328
3,000,000 (b) SK Hynix, Inc 1 .500 01/19/26 2,793,786
3,000,000 (b) SK Hynix, Inc 6 .375 01/17/28 3,086,883
1,075,000 TSMC Arizona Corp 1 .750 10/25/26 990,494
1,325,000 TSMC Arizona Corp 3 .875 04/22/27 1,286,420
3,000,000 (b) TSMC Global Ltd 0 .750 09/28/25 2,806,158
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 15,914,069
SOFTWARE & SERVICES - 0 .5%
5,000,000 Adobe, Inc 1 .900 02/01/25 4,864,300
925,000 (b) Gen Digital, Inc 6 .750 09/30/27 938,246
3,100,000 Oracle Corp 5 .800 11/10/25 3,125,552
TOTAL SOFTWARE & SERVICES 8,928,098
TELECOMMUNICATION SERVICES - 1 .0%
5,500,000 AT&T, Inc 1 .700 03/25/26 5,142,210
8,000,000 T-Mobile USA, Inc 3 .750 04/15/27 7,704,856
5,500,000 Verizon Communications, Inc 2 .100 03/22/28 4,951,448
TOTAL TELECOMMUNICATION SERVICES 17,798,514
TRANSPORTATION - 0 .7%
5,000,000 Canadian Pacific Railway Co 1 .350 12/02/24 4,861,643
2,000,000 (b) Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 1,982,998
3,400,000 (b) Misc Capital Two Labuan Ltd 3 .625 04/06/25 3,330,733
2,000,000 (b) Transnet SOC Ltd 8 .250 02/06/28 1,987,520
TOTAL TRANSPORTATION 12,162,894
UTILITIES - 1 .7%
1,925,000 Consumers 2023 Securitization Funding LLC 5 .550 03/01/27 1,930,156
3,000,000 Dominion Energy, Inc 3 .300 03/15/25 2,937,320
5,000,000 Florida Power & Light Co 4 .400 05/15/28 4,945,994
1,575,000 NextEra Energy Capital Holdings, Inc 4 .900 02/28/28 1,570,056
3,000,000 NextEra Energy Capital Holdings, Inc 4 .900 03/15/29 2,987,424
9,300,000 Virginia Power Fuel Securitization LLC 5 .088 05/01/27 9,169,936
5,000,000 WEC Energy Group, Inc 4 .750 01/09/26 4,953,847

Short Term Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 3,300,000 WEC Energy Group, Inc 5 .600% 09/12/26 $ 3,338,138
TOTAL UTILITIES 31,832,871
TOTAL CORPORATE BONDS 632,536,337
(Cost $637,405,141)
GOVERNMENT BONDS - 44 .5%
AGENCY SECURITIES - 1 .3%
20,036,250 Federal Home Loan Bank (FHLB) 1 .000 03/23/26 18,595,684
1,510,000 Montefiore Medical Center 2 .152 10/20/26 1,442,181
2,105,263 Reliance Industries Ltd 1 .870 01/15/26 2,022,151
2,000,000 Reliance Industries Ltd 2 .060 01/15/26 1,924,320
TOTAL AGENCY SECURITIES 23,984,336
FOREIGN GOVERNMENT BONDS - 2 .6%
2,500,000 Brazilian Government International Bond 2 .875 06/06/25 2,415,455
6,250,000 (b) Central American Bank for Economic Integration 5 .000 02/09/26 6,215,029
1,000,000 (b) Hungary Government International Bond 6 .125 05/22/28 1,023,790
2,800,000 (b) Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 2,580,354
300,000 (b) Magyar Export-Import Bank Zrt 6 .125 12/04/27 301,500
4,350,000 Mexico Government International Bond 3 .750 01/11/28 4,130,071
4,300,000 (b) Morocco Government International Bond 2 .375 12/15/27 3,829,709
3,575,000 (b) OPEC Fund for International Development 4 .500 01/26/26 3,530,219
3,400,000 (b) Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 3,376,200
4,250,000 Peruvian Government International Bond 4 .125 08/25/27 4,108,475
900,000 Philippine Government International Bond 2 .457 05/05/30 778,545
4,000,000 (b) Qatar Government International Bond 4 .000 03/14/29 3,904,360
6,800,000 Republic of Italy Government International Bond 2 .375 10/17/24 6,678,157
1,000,000 (b) Romanian Government International Bond 6 .625 02/17/28 1,029,500
5,200,000 (b) Saudi Government International Bond 3 .250 10/26/26 4,984,200
TOTAL FOREIGN GOVERNMENT BONDS 48,885,564
MORTGAGE BACKED - 6 .5%
3,048,460 (a),(b) Chase Mortgage Trust 3 .750 12/25/45 2,758,925
12,711 Citicorp Mortgage Securities Trust 5 .500 02/25/26 12,426
285,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 7 .220 12/25/41 287,335
4,890,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .420 03/25/42 5,089,795
6,120,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9 .971 06/25/42 6,661,706
7,277,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.350% 8 .670 01/25/43 7,693,483
7,659,718 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.550% 8 .871 05/25/43 8,171,552
14,075 Deutsche Mortgage Securities, Inc Mortgage Loan Trust
(Step Bond)
5 .940 07/25/34 13,766
26,651,711 Federal Home Loan Mortgage Corp (FHLMC) 5 .500 10/01/38 26,860,433
5,934,623 Federal National Mortgage Association (FNMA) 5 .500 09/01/38 5,981,099
6,174,915 Government National Mortgage Association (GNMA) 2 .000 05/15/31 5,538,904
16,613,283 GNMA 1 .730 07/15/37 13,993,892
51,440 (a) Impac CMB Trust SOFR 1 M + 0.774% 6 .104 03/25/35 46,502
2,565,000 (a) Morgan Stanley Capital I Trust 3 .779 05/15/48 2,495,507
266,380 (a),(b) New Residential Mortgage Loan Trust 3 .750 11/25/54 249,542
432,247 (a),(b) New Residential Mortgage Loan Trust 3 .750 03/25/56 405,846
749,057 (a),(b) New Residential Mortgage Loan Trust 4 .000 12/25/57 711,959
382,909 (a) Structured Adjustable Rate Mortgage Loan Trust CME Term SOFR 1 M + 0.484% 5 .814 07/25/34 378,930
5,560,681 (a),(b) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 2.300% 7 .620 08/25/33 5,673,706
460,000 (a),(b) STACR 30 D AVG SOFR + 2.900% 8 .220 04/25/42 476,284
20,000,000 (a),(b) STACR 30 D AVG SOFR + 3.350% 8 .670 05/25/42 20,927,292
235,357 (a),(b) STACR 30 D AVG SOFR + 4.500% 9 .820 06/25/42 254,893
1,055,000 (a),(b) STACR 30 D AVG SOFR + 4.000% 9 .320 07/25/42 1,123,639
3,830,000 (a),(b) STACR 30 D AVG SOFR + 3.250% 8 .570 04/25/43 4,024,091
TOTAL MORTGAGE BACKED 119,831,507
U.S. TREASURY SECURITIES - 34 .1%
55,922,000 (e) United States Treasury Note 3 .875 03/31/25 55,290,736
21,185,000 United States Treasury Note 3 .875 04/30/25 20,933,428
70,000,000 United States Treasury Note 3 .000 09/30/25 68,178,907

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 80,000,000 United States Treasury Note 3 .000% 10/31/25 $ 77,828,125
20,000,000 United States Treasury Note 2 .875 11/30/25 19,399,219
39,000,000 United States Treasury Note 0 .500 02/28/26 36,046,054
25,109,000 (c) United States Treasury Note 4 .625 02/28/26 25,088,403
13,091,000 United States Treasury Note 3 .625 05/15/26 12,831,225
131,000,000 United States Treasury Note 1 .500 08/15/26 122,085,859
23,977,000 United States Treasury Note 4 .250 03/15/27 23,866,481
15,000,000 United States Treasury Note 0 .500 06/30/27 13,251,562
49,000,000 United States Treasury Note 0 .625 11/30/27 42,884,570
15,686,000 United States Treasury Note 3 .625 03/31/28 15,291,399
7,000,000 United States Treasury Note 1 .250 09/30/28 6,141,680
66,000,000 United States Treasury Note 1 .375 10/31/28 58,136,719
36,065,000 (c) United States Treasury Note 4 .250 02/28/29 36,112,899
TOTAL U.S. TREASURY SECURITIES 633,367,266
TOTAL GOVERNMENT BONDS 826,068,673
(Cost $833,626,956)
STRUCTURED ASSETS - 18 .1%
ASSET BACKED - 7 .4%
53,553 Aames Mortgage Trust (Step Bond) 7 .396 06/25/32 51,919
Series - 2002 1 (Class A3)
55,677 (b) Asset Backed Funding Corp NIM Trust 5 .900 07/26/35 0
Series - 2005 WMC1 (Class N1)
552,572 (a) Asset Backed Securities Corp Home Equity Loan Trust
Series
CME Term SOFR 1 M + 1.764% 7 .090 03/15/32 557,316
Series - 2002 HE1 (Class M1)
9,000,000 (b) Avis Budget Rental Car Funding AESOP LLC 5 .360 06/20/30 9,044,563
Series - 2024 1A (Class A)
1,912,006 (b) Capital Automotive REIT 1 .440 08/15/51 1,709,606
Series - 2021 1A (Class A1)
2,102,222 (b) Capital Automotive REIT 1 .920 08/15/51 1,868,104
Series - 2021 1A (Class A3)
8,600,000 CarMax Auto Owner Trust 0 .740 10/15/26 8,195,253
Series - 2021 1 (Class B)
7,000,000 CarMax Auto Owner Trust 1 .000 03/15/27 6,544,844
Series - 2021 3 (Class B)
821 Centex Home Equity 5 .540 01/25/32 801
Series - 2002 A (Class AF6)
41,119 (a) Centex Home Equity CME Term SOFR 1 M + 0.759% 6 .089 03/25/34 39,977
Series - 2004 B (Class M1)
122,341 (a) Chase Funding Mortgage Loan Asset-Backed
Certificates
5 .700 02/26/35 113,457
Series - 2004 2 (Class 1M2)
2,540,000 CNH Equipment Trust 0 .900 01/16/29 2,371,953
Series - 2021 B (Class B)
6,647,000 (b) DB Master Finance LLC 2 .045 11/20/51 6,083,602
Series - 2021 1A (Class A2I)
10,697,500 (b) Domino's Pizza Master Issuer LLC 2 .662 04/25/51 9,514,485
Series - 2021 1A (Class A2I)
553,726 (b) FCI Funding LLC 1 .130 04/15/33 548,396
Series - 2021 1A (Class A)
1,746,868 (b) FNA VI LLC 1 .350 01/10/32 1,611,464
Series - 2021 1A (Class A)
4,500,000 Ford Credit Auto Owner Trust 0 .700 10/15/26 4,290,238
Series - 2021 A (Class B)
1,500,000 (b) Ford Credit Auto Owner Trust 1 .610 10/17/33 1,389,177
Series - 2021 1 (Class B)
3,350,000 GM Financial Consumer Automobile Receivables Trust 0 .750 05/17/27 3,225,458
Series - 2021 1 (Class B)
2,500,000 (a),(b) Gracie Point International Funding LLC 7 .058 03/01/28 2,506,447
Series - 2024 1A (Class A)

Short Term Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,115,000 (a),(b) Gracie Point International Funding LLC 7 .458% 03/01/28 $ 1,117,869
Series - 2024 1A (Class B)
1,417,000 (a),(b) GS Mortgage Securities Corp Trust CME Term SOFR 1 M + 1.794% 7 .120 08/15/32 1,407,711
Series - 2019 SMP (Class B)
279,746 IMC Home Equity Loan Trust (Step Bond) 5 .432 08/20/29 270,574
Series - 1998 3 (Class A7)
6,100,000 (a),(b) MSCG Trust 3 .462 06/07/35 5,332,195
Series - 2015 ALDR (Class C)
12,820,000 (b) MVW LLC 5 .320 02/20/43 12,870,818
Series - 2024 1A (Class A)
2,133,791 (b) Navient Private Education Refi Loan Trust 0 .840 05/15/69 1,870,985
Series - 2021 A (Class A)
1,167,556 (b) Oportun Funding XIV LLC 1 .210 03/08/28 1,129,311
Series - 2021 A (Class A)
2,000,000 (b) Oportun Issuance Trust 1 .960 05/08/31 1,884,849
Series - 2021 B (Class B)
468,618 (a) Park Place Securities, Inc CME Term SOFR 1 M + 1.359% 6 .689 01/25/36 460,867
Series - 2005 WCH1 (Class M4)
7,000,000 (b) PFS Financing Corp 0 .710 04/15/26 6,985,418
Series - 2021 A (Class A)
5,500,000 (b) Santander Consumer Auto Receivables Trust 0 .710 08/17/26 5,296,373
Series - 2021 AA (Class B)
6,063,158 SCE Recovery Funding LLC 0 .861 11/15/31 5,192,530
Series - 2021 A-1 (Class A)
2,363,650 (b) ServiceMaster Funding LLC 2 .841 10/30/51 2,110,449
Series - 2020 1 (Class A2I)
5,591,875 (b) SERVPRO Master Issuer LLC 2 .394 04/25/51 4,909,065
Series - 2021 1A (Class A2)
1,059,781 (b) Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 1,002,078
Series - 2021 1A (Class A)
12,615,300 (b) Taco Bell Funding LLC 1 .946 08/25/51 11,410,935
Series - 2021 1A (Class A2I)
10,185,000 Verizon Master Trust 0 .890 05/20/27 10,109,144
Series - 2021 1 (Class C)
5,649,165 (b) Wendy's Funding LLC 2 .370 06/15/51 4,915,868
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 137,944,099
OTHER MORTGAGE BACKED - 10 .7%
95,219 (a),(b) ACRE Commercial Mortgage Ltd SOFR 1 M + 0.944% 6 .271 12/18/37 95,108
Series - 2021 FL4 (Class A)
2,500,000 (a),(b) Ashford Hospitality Trust LIBOR 1 M + 2.922% 2 .860 06/15/35 2,435,504
Series - 2018 KEYS (Class D)
4,119,000 (a),(b) Barclays Commercial Mortgage Securities LLC CME Term SOFR 1 M + 1.297% 6 .623 07/15/37 4,070,646
Series - 2018 CBM (Class A)
179,846 (a),(b) BHP Trust CME Term SOFR 1 M + 1.022% 6 .348 08/15/36 179,551
Series - 2019 BXHP (Class A)
2,500,000 (a),(b),(d),(f) BX Commercial Mortgage Trust CME Term SOFR 1 M + 1.541% 6 .891 03/15/34 2,493,742
Series - 2024 WPT (Class A)
4,652,060 (a),(b) BX Commercial Mortgage Trust CME Term SOFR 1 M + 0.984% 6 .310 06/15/38 4,609,002
Series - 2021 SOAR (Class B)
3,909,651 (a),(b) BX Commercial Mortgage Trust CME Term SOFR 1 M + 1.112% 6 .437 10/15/38 3,876,413
Series - 2021 XL2 (Class B)
6,607,310 (a),(b) BX Commercial Mortgage Trust Term SOFR 1 M + 1.312% 6 .637 10/15/38 6,543,817
Series - 2021 XL2 (Class C)
1,000,000 (a),(b) BX Commercial Mortgage Trust Term SOFR 1 M + 1.840% 7 .165 01/17/39 987,713
Series - 2022 AHP (Class B)
9,579,164 (b) CF Hippolyta LLC 1 .690 07/15/60 8,955,748
Series - 2020 1 (Class A1)
1,490,000 Citigroup Commercial Mortgage Trust 3 .863 07/10/47 1,475,465
Series - 2014 GC23 (Class AS)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,000,000 (b) COMM Mortgage Trust 3 .376% 01/10/39 $ 2,626,863
Series - 2022 HC (Class C)
1,684,219 (b) COMM Mortgage Trust 3 .397 03/10/46 1,551,507
Series - 2013 CR6 (Class B)
1,053,155 COMM Mortgage Trust 4 .701 03/10/47 1,004,935
Series - 2014 UBS2 (Class B)
1,422,184 (a) COMM Mortgage Trust 4 .947 03/10/47 1,260,649
Series - 2014 UBS2 (Class C)
6,000,000 COMM Mortgage Trust 4 .377 05/10/47 5,710,765
Series - 2014 CR17 (Class B)
2,500,000 COMM Mortgage Trust 4 .012 06/10/47 2,436,477
Series - 2014 UBS3 (Class AM)
2,000,000 (a) COMM Mortgage Trust 4 .621 08/10/47 1,947,813
Series - 2014 CR19 (Class B)
1,188,400 (a) COMM Mortgage Trust 4 .621 08/10/47 1,111,101
Series - 2014 CR19 (Class C)
1,000,000 (a),(b) COMM Mortgage Trust 4 .697 08/10/47 894,477
Series - 2014 CR19 (Class D)
1,012,000 (a) COMM Mortgage Trust 4 .283 05/10/48 948,378
Series - 2015 CR23 (Class C)
4,115,000 (a) COMM Mortgage Trust 4 .323 07/10/48 3,960,977
Series - 2015 LC21 (Class B)
3,000,000 (a) COMM Mortgage Trust 3 .463 08/10/48 2,588,736
Series - 2015 CR24 (Class D)
4,170,000 (a) COMM Mortgage Trust 4 .516 08/10/48 4,047,972
Series - 2015 CR25 (Class B)
2,500,000 (a) COMM Mortgage Trust 4 .464 10/10/48 2,384,114
Series - 2015 CR26 (Class B)
5,532,346 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 0.850% 6 .170 12/25/41 5,530,666
Series - 2021 R03 (Class 1M1)
165,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9 .170 05/25/42 175,257
Series - 2022 R06 (Class 1M2)
733,816 (a),(b) Connecticut Avenue Securities Trust SOFR + 3.600% 8 .920 07/25/42 776,071
Series - 2022 R08 (Class 1M2)
8,295,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10 .071 09/25/42 9,081,245
Series - 2022 R09 (Class 2M2)
12,515,000 (a),(b) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9 .071 12/25/42 13,400,971
Series - 2023 R01 (Class 1M2)
1,400,000 (b) Credit Suisse Commercial Mortgage Trust 2 .816 08/15/37 1,301,342
Series - 2020 NET (Class B)
2,523,039 (b) Credit Suisse Commercial Mortgage Trust 3 .304 09/15/37 2,217,598
Series - 2014 USA (Class A1)
1,823,600 (b) CSMC Trust 1 .414 05/25/65 1,668,782
Series - 2020 NQM1 (Class A2)
2,598,000 (a),(b) GS Mortgage Securities Corp II 4 .537 02/10/46 2,352,826
Series - 2013 GC10 (Class D)
1,000,000 (a),(b) GS Mortgage Securities Corp Trust SOFR 1 M + 2.164% 7 .490 11/15/36 970,215
Series - 2021 ARDN (Class C)
1,750,000 (a),(b) GS Mortgage Securities Corp Trust SOFR 1 M + 2.864% 8 .190 11/15/36 1,696,049
Series - 2021 ARDN (Class D)
2,962,690 (a),(b) GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 2,502,791
Series - 2020 PJ5 (Class A4)
2,362,242 (a),(b) JP Morgan Chase Commercial Mortgage Securities
Corp
CME Term SOFR 1 M + 0.914% 6 .240 04/15/38 2,360,665
Series - 2021 MHC (Class A)
965,221 (a),(b) JP Morgan Chase Commercial Mortgage Securities
Trust
5 .013 02/15/46 914,654
Series - 2011 C3 (Class B)
2,300,000 JP Morgan Chase Commercial Mortgage Securities
Trust
2 .870 08/15/49 2,150,403
Series - 2016 JP3 (Class A5)

Short Term Bond Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 44,981 JPMBB Commercial Mortgage Securities Trust 3 .657% 09/15/47 $ 44,757
Series - 2014 C23 (Class ASB)
4,700,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .480 09/15/47 4,607,183
Series - 2014 C23 (Class B)
1,570,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 1,488,310
Series - 2015 C31 (Class AS)
5,000,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .624 08/15/48 4,160,585
Series - 2015 C31 (Class C)
1,200,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .624 08/15/48 1,064,961
Series - 2015 C31 (Class B)
2,000,000 (a) JPMCC Commercial Mortgage Securities Trust 3 .904 03/15/50 1,625,608
Series - 2017 JP5 (Class C)
1,765,000 (a),(b) MCR MORTGAGE TRUST CME Term SOFR 1 M + 1.758% 7 .084 02/15/37 1,771,955
Series - 2024 HTL (Class A)
3,355,507 (a),(b) MHC Commercial Mortgage Trust CME Term SOFR 1 M + 0.915% 6 .240 04/15/38 3,342,291
Series - 2021 MHC (Class A)
4,194,383 (a),(b) MHC Commercial Mortgage Trust CME Term SOFR 1 M + 1.215% 6 .540 04/15/38 4,169,754
Series - 2021 MHC (Class B)
1,764,401 (b) Morgan Stanley Bank of America Merrill Lynch Trust 3 .989 12/15/46 1,678,261
Series - 2014 C19 (Class LNC1)
5,000,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4 .000 12/15/47 4,801,173
Series - 2014 C19 (Class B)
2,242,584 (a),(b) Morgan Stanley Capital I Inc SOFR 1 M + 1.491% 6 .817 11/09/24 2,222,691
Series - 2021 ILP (Class C)
2,500,000 (b) MRCD Mortgage Trust 2 .718 12/15/36 1,687,235
Series - 2019 PARK (Class D)
2,500,000 (b) MRCD Mortgage Trust 2 .718 12/15/36 1,562,172
Series - 2019 PARK (Class E)
6,000,000 (a),(b) MTN Commercial Mortgage Trust CME Term SOFR 1 M + 1.896% 7 .226 03/15/39 5,906,644
Series - 2022 LPFL (Class B)
8,064,144 (a),(b) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5 .915 07/15/36 7,468,010
Series - 2019 MILE (Class A)
7,500,000 (a),(b) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7 .605 07/15/36 6,180,395
Series - 2019 MILE (Class C)
351,744 (b) Natixis Commercial Mortgage Securities Trust 2 .966 12/15/38 319,652
Series - 2020 2PAC (Class A)
614,681 (a),(b) OBX Trust SOFR 1 M + 0.764% 4 .658 06/25/57 592,661
Series - 2018 1 (Class A2)
2,000,000 (a),(b) PKHL Commercial Mortgage Trust CME Term SOFR 1 M + 2.114% 7 .440 07/15/38 1,615,756
Series - 2021 MF (Class D)
2,000,000 (b) RBS Commercial Funding, Inc Trust 3 .511 03/11/31 1,801,435
Series - 2013 SMV (Class B)
7,886,000 (a),(b) RLGH Trust CME Term SOFR 1 M + 1.279% 6 .605 04/15/36 7,783,272
Series - 2021 TROT (Class B)
3,710,899 (a),(b) SMR Mortgage Trust Term SOFR 1 M + 2.400% 7 .725 02/15/39 3,566,107
Series - 2022 IND (Class B)
2,483,389 (b) Verus Securitization Trust 3 .417 01/25/60 2,377,576
Series - 2020 1 (Class A1)
7,272,031 (a),(b) Verus Securitization Trust 2 .240 10/25/66 6,098,343
Series - 2021 7 (Class A3)
3,000,000 (a) WFRBS Commercial Mortgage Trust 4 .004 03/15/45 2,663,571
Series - 2013 C11 (Class C)
2,500,000 (a) WFRBS Commercial Mortgage Trust 4 .204 11/15/47 2,326,225
Series - 2014 C24 (Class B)
TOTAL OTHER MORTGAGE BACKED 198,223,591
TOTAL STRUCTURED ASSETS 336,167,690
(Cost $354,667,455)
TOTAL LONG-TERM INVESTMENTS 1,824,696,266
(Cost $1,855,415,255)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 2,000,000 Federal Home Loan Bank (FHLB) 0 .000% 04/05/24 $ 1,997,698
TOTAL GOVERNMENT AGENCY DEBT 1,997,698
REPURCHASE AGREEMENT - 0 .2%
4,550,000 (g) Fixed Income Clearing Corp (FICC) 5 .320 04/01/24 4,550,000
TOTAL REPURCHASE AGREEMENT 4,550,000
TREASURY DEBT - 0 .3%
5,000,000 United States Treasury Bill 0 .000 04/16/24 4,989,022
TOTAL TREASURY DEBT 4,989,022
TOTAL SHORT-TERM INVESTMENTS 11,536,720
(Cost $11,537,850)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.7%
67,486,279 (h) State Street Navigator Securities Lending Government Money Market Portfolio 5 .340 (i) 67,486,279
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 67,486,279
(Cost $67,486,279)
TOTAL INVESTMENTS - 102.6% 1,903,719,265
(Cost $1,934,439,384)
OTHER ASSETS & LIABILITIES, NET - (2.6)% (48,240,154)
NET ASSETS - 100.0% $ 1,855,479,111
AVG Average
CME Chicago Mercantile Exchange
D Day
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
SOFR Secure Overnight Financing Rate
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $65,902,274.
(d)
When-issued or delayed delivery security.
(e)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(f)
For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $4,552,690 on 4/1/24, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 8/15/26, valued at $4,641,064.
(h)
Investments made with cash collateral received from securities on loan.
(i)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 2-Year Note 740 06/28/24  $ 151,427,147 $ 151,318,438 $ (108,709)

Short Term Bond Index Fund March 31, 2024
Portfolio of Investments

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 99.0%
CORPORATE BONDS - 26 .5%
AUTOMOBILES & COMPONENTS - 1 .0%
$ 500,000 American Honda Finance Corp 1 .500% 01/13/25 $ 485,128
500,000 American Honda Finance Corp 5 .800 10/03/25 504,073
500,000 American Honda Finance Corp 4 .950 01/09/26 498,843
500,000 American Honda Finance Corp 4 .750 01/12/26 496,529
300,000 American Honda Finance Corp 5 .250 07/07/26 301,720
1,000,000 American Honda Finance Corp 4 .900 03/12/27 998,019
1,500,000 Ford Motor Credit Co LLC 3 .375 11/13/25 1,443,105
1,500,000 Ford Motor Credit Co LLC 6 .950 03/06/26 1,528,584
1,500,000 Ford Motor Credit Co LLC 2 .700 08/10/26 1,398,203
1,000,000 Ford Motor Credit Co LLC 5 .800 03/05/27 1,003,698
750,000 General Motors Financial Co, Inc 3 .800 04/07/25 736,370
1,000,000 General Motors Financial Co, Inc 6 .050 10/10/25 1,007,405
700,000 General Motors Financial Co, Inc 5 .400 04/06/26 700,260
1,500,000 General Motors Financial Co, Inc 1 .500 06/10/26 1,379,785
1,000,000 General Motors Financial Co, Inc 5 .400 05/08/27 1,002,615
300,000 Magna International, Inc 4 .150 10/01/25 295,253
500,000 Toyota Motor Corp 5 .275 07/13/26 503,406
1,250,000 Toyota Motor Credit Corp 3 .950 06/30/25 1,232,290
300,000 Toyota Motor Credit Corp 3 .650 08/18/25 294,347
300,000 Toyota Motor Credit Corp 5 .600 09/11/25 302,016
500,000 Toyota Motor Credit Corp 5 .400 11/10/25 502,518
500,000 Toyota Motor Credit Corp 4 .800 01/05/26 498,205
1,000,000 Toyota Motor Credit Corp 4 .450 05/18/26 990,397
300,000 Toyota Motor Credit Corp 5 .000 08/14/26 300,320
350,000 Toyota Motor Credit Corp 5 .400 11/20/26 354,067
1,250,000 Toyota Motor Credit Corp 5 .000 03/19/27 1,253,833
TOTAL AUTOMOBILES & COMPONENTS 20,010,989
BANKS - 8 .0%
500,000 Australia & New Zealand Banking Group Ltd 5 .375 07/03/25 501,567
500,000 Australia & New Zealand Banking Group Ltd 5 .671 10/03/25 504,450
1,000,000 Australia & New Zealand Banking Group Ltd 5 .088 12/08/25 1,000,097
500,000 Australia & New Zealand Banking Group Ltd 5 .000 03/18/26 499,665
500,000 Australia & New Zealand Banking Group Ltd 4 .750 01/18/27 499,231
600,000 Banco Bilbao Vizcaya Argentaria S.A. 5 .862 09/14/26 600,873
600,000 Banco Santander S.A. 3 .496 03/24/25 589,019
600,000 Banco Santander S.A. 2 .746 05/28/25 580,040
1,000,000 Banco Santander S.A. 5 .147 08/18/25 993,007
600,000 Banco Santander S.A. 5 .179 11/19/25 593,263
400,000 Banco Santander S.A. 6 .527 11/07/27 410,266
1,000,000 Banco Santander S.A. 5 .552 03/14/28 1,000,214
500,000 Bank of America Corp 3 .384 04/02/26 489,034
500,000 Bank of America Corp 1 .319 06/19/26 475,280
1,500,000 Bank of America Corp 4 .827 07/22/26 1,486,503
1,250,000 Bank of America Corp 1 .197 10/24/26 1,169,957
1,855,000 Bank of America Corp 5 .080 01/20/27 1,845,659
1,000,000 Bank of America Corp 1 .658 03/11/27 931,517
1,500,000 Bank of America Corp 3 .559 04/23/27 1,447,385
1,500,000 Bank of America Corp 1 .734 07/22/27 1,382,925
1,000,000 Bank of America Corp 5 .933 09/15/27 1,013,405
500,000 Bank of America Corp 3 .824 01/20/28 481,578
750,000 Bank of America Corp 2 .551 02/04/28 697,139
1,000,000 Bank of America NA 5 .650 08/18/25 1,006,058
1,500,000 Bank of America NA 5 .526 08/18/26 1,515,217
250,000 Bank of Montreal 3 .700 06/07/25 245,279
500,000 Bank of Montreal 5 .920 09/25/25 505,085

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 500,000 Bank of Montreal 5 .300% 06/05/26 $ 501,292
1,000,000 Bank of Montreal 1 .250 09/15/26 912,271
500,000 Bank of Montreal 5 .266 12/11/26 502,213
500,000 Bank of Montreal 2 .650 03/08/27 468,659
500,000 Bank of New York Mellon 5 .148 05/22/26 499,012
750,000 Bank of Nova Scotia 3 .450 04/11/25 735,126
750,000 Bank of Nova Scotia 5 .450 06/12/25 750,667
1,000,000 Bank of Nova Scotia 4 .750 02/02/26 992,604
300,000 Bank of Nova Scotia 2 .700 08/03/26 283,943
500,000 Bank of Nova Scotia 1 .300 09/15/26 456,507
1,000,000 Bank of Nova Scotia 5 .350 12/07/26 1,005,091
200,000 Barclays plc 2 .852 05/07/26 193,860
500,000 Barclays plc 5 .200 05/12/26 494,851
750,000 Barclays plc 5 .304 08/09/26 746,065
500,000 Barclays plc 7 .325 11/02/26 512,265
1,200,000 Barclays plc 5 .829 05/09/27 1,202,548
1,250,000 Barclays plc 6 .496 09/13/27 1,275,122
1,000,000 Barclays plc 5 .674 03/12/28 1,003,557
1,000,000 Canadian Imperial Bank of Commerce 3 .300 04/07/25 978,603
500,000 Canadian Imperial Bank of Commerce 5 .144 04/28/25 498,400
750,000 Canadian Imperial Bank of Commerce 5 .926 10/02/26 764,384
1,000,000 CitiBank NA 5 .864 09/29/25 1,009,584
2,500,000 CitiBank NA 5 .488 12/04/26 2,526,730
1,000,000 Citigroup, Inc 4 .600 03/09/26 984,136
750,000 Citigroup, Inc 3 .290 03/17/26 732,958
600,000 Citigroup, Inc 3 .106 04/08/26 584,813
1,000,000 Citigroup, Inc 5 .610 09/29/26 1,001,593
2,000,000 Citigroup, Inc 1 .122 01/28/27 1,849,734
1,500,000 Citigroup, Inc 1 .462 06/09/27 1,377,796
1,500,000 Citigroup, Inc 3 .070 02/24/28 1,410,933
500,000 Citizens Bank NA 6 .064 10/24/25 497,993
500,000 Citizens Bank NA 3 .750 02/18/26 483,002
250,000 Commonwealth Bank of Australia 5 .499 09/12/25 251,438
1,000,000 Commonwealth Bank of Australia 5 .316 03/13/26 1,006,661
250,000 Cooperatieve Rabobank UA 5 .500 07/18/25 250,902
500,000 Cooperatieve Rabobank UA 4 .850 01/09/26 498,794
750,000 Cooperatieve Rabobank UA 5 .500 10/05/26 758,497
1,500,000 Cooperatieve Rabobank UA 5 .041 03/05/27 1,505,454
750,000 Credit Suisse AG. 2 .950 04/09/25 730,174
500,000 Credit Suisse AG. 1 .250 08/07/26 455,542
750,000 Deutsche Bank AG. 6 .119 07/14/26 752,836
500,000 Deutsche Bank AG. 2 .129 11/24/26 471,505
1,000,000 Deutsche Bank AG. 5 .706 02/08/28 998,548
500,000 Fifth Third Bank NA 5 .852 10/27/25 499,598
500,000 Fifth Third Bank NA 3 .850 03/15/26 481,512
750,000 FNB Corp 5 .150 08/25/25 743,327
1,500,000 Goldman Sachs Bank USA 5 .283 03/18/27 1,499,247
250,000 HSBC Holdings plc 4 .180 12/09/25 246,962
925,000 HSBC Holdings plc 4 .300 03/08/26 907,930
500,000 HSBC Holdings plc 1 .645 04/18/26 478,911
750,000 HSBC Holdings plc 2 .099 06/04/26 719,286
1,000,000 HSBC Holdings plc 7 .336 11/03/26 1,028,830
1,350,000 HSBC Holdings plc 1 .589 05/24/27 1,242,231
1,100,000 HSBC Holdings plc 5 .887 08/14/27 1,109,622
1,250,000 HSBC Holdings plc 2 .251 11/22/27 1,152,045
1,500,000 HSBC USA, Inc 5 .294 03/04/27 1,508,721
1,000,000 Huntington National Bank 4 .008 05/16/25 996,241
500,000 Huntington National Bank 5 .699 11/18/25 497,091
500,000 ING Groep NV 3 .869 03/28/26 491,079
500,000 ING Groep NV 3 .950 03/29/27 483,135
250,000 ING Groep NV 1 .726 04/01/27 232,042

Short Term Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 450,000 ING Groep NV 6 .083% 09/11/27 $ 455,557
1,500,000 JPMorgan Chase & Co 1 .561 12/10/25 1,458,344
750,000 JPMorgan Chase & Co 2 .083 04/22/26 722,672
1,000,000 JPMorgan Chase & Co 4 .080 04/26/26 984,679
1,000,000 JPMorgan Chase & Co 1 .045 11/19/26 932,395
1,000,000 JPMorgan Chase & Co 3 .960 01/29/27 976,128
1,000,000 JPMorgan Chase & Co 1 .040 02/04/27 925,456
2,860,000 JPMorgan Chase & Co 1 .578 04/22/27 2,651,548
750,000 JPMorgan Chase & Co 1 .470 09/22/27 684,338
2,000,000 JPMorgan Chase & Co 6 .070 10/22/27 2,040,653
2,500,000 JPMorgan Chase & Co 5 .040 01/23/28 2,491,379
1,000,000 JPMorgan Chase Bank NA 5 .110 12/08/26 1,002,871
750,000 KeyBank NA 4 .150 08/08/25 729,026
1,000,000 KeyBank NA 4 .700 01/26/26 976,689
1,905,000 Kreditanstalt fuer Wiederaufbau 3 .625 04/01/26 1,866,259
1,500,000 Kreditanstalt fuer Wiederaufbau 4 .625 08/07/26 1,500,250
650,000 Kreditanstalt fuer Wiederaufbau 4 .000 03/15/29 640,457
1,000,000 Lloyds Banking Group plc 3 .511 03/18/26 978,282
250,000 Lloyds Banking Group plc 4 .650 03/24/26 245,059
1,000,000 Lloyds Banking Group plc 4 .716 08/11/26 988,022
800,000 Lloyds Banking Group plc 1 .627 05/11/27 736,544
750,000 Lloyds Banking Group plc 5 .985 08/07/27 757,065
800,000 Lloyds Banking Group plc 5 .462 01/05/28 800,176
500,000 Manufacturers & Traders Trust Co 5 .400 11/21/25 495,496
1,000,000 Manufacturers & Traders Trust Co 4 .650 01/27/26 978,233
300,000 Mitsubishi UFJ Financial Group, Inc 1 .412 07/17/25 285,302
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .719 02/20/26 1,000,820
300,000 Mitsubishi UFJ Financial Group, Inc 3 .850 03/01/26 292,953
750,000 Mitsubishi UFJ Financial Group, Inc 3 .837 04/17/26 736,816
750,000 Mitsubishi UFJ Financial Group, Inc 5 .541 04/17/26 749,833
500,000 Mitsubishi UFJ Financial Group, Inc 1 .538 07/20/27 460,513
750,000 Mitsubishi UFJ Financial Group, Inc 1 .640 10/13/27 686,486
500,000 Mitsubishi UFJ Financial Group, Inc 2 .341 01/19/28 463,714
1,000,000 (a) Mizuho Financial Group, Inc 2 .651 05/22/26 969,301
500,000 Mizuho Financial Group, Inc 3 .663 02/28/27 480,644
200,000 Mizuho Financial Group, Inc 1 .234 05/22/27 183,545
300,000 Mizuho Financial Group, Inc 1 .554 07/09/27 275,816
1,000,000 Morgan Stanley Bank NA 5 .479 07/16/25 1,003,884
1,000,000 Morgan Stanley Bank NA 5 .882 10/30/26 1,019,278
1,500,000 Morgan Stanley Bank NA 4 .952 01/14/28 1,493,822
500,000 National Australia Bank Ltd 5 .200 05/13/25 500,099
1,000,000 National Australia Bank Ltd 3 .500 06/09/25 981,223
250,000 National Australia Bank Ltd 4 .750 12/10/25 249,075
500,000 National Australia Bank Ltd 4 .966 01/12/26 499,348
1,000,000 NatWest Group plc 7 .472 11/10/26 1,027,128
1,000,000 NatWest Group plc 5 .847 03/02/27 1,004,797
1,000,000 NatWest Group plc 5 .583 03/01/28 1,005,033
750,000 Oesterreichische Kontrollbank AG. 0 .500 09/16/24 733,554
1,000,000 PNC Bank NA 3 .875 04/10/25 982,906
500,000 PNC Financial Services Group, Inc 5 .812 06/12/26 501,665
1,000,000 PNC Financial Services Group, Inc 4 .758 01/26/27 990,646
500,000 PNC Financial Services Group, Inc 6 .615 10/20/27 514,780
500,000 PNC Financial Services Group, Inc 5 .300 01/21/28 500,571
1,000,000 Royal Bank of Canada 3 .375 04/14/25 980,391
300,000 Royal Bank of Canada 4 .950 04/25/25 298,964
250,000 Royal Bank of Canada 4 .875 01/12/26 249,113
500,000 Royal Bank of Canada 0 .875 01/20/26 464,900
300,000 Royal Bank of Canada 1 .200 04/27/26 277,282
750,000 Royal Bank of Canada 5 .200 07/20/26 752,413
400,000 Royal Bank of Canada 1 .400 11/02/26 365,354
1,250,000 Royal Bank of Canada 4 .875 01/19/27 1,247,266

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 500,000 Santander Holdings USA, Inc 3 .450% 06/02/25 $ 486,032
425,000 Santander Holdings USA, Inc 5 .807 09/09/26 425,190
150,000 Santander Holdings USA, Inc 3 .244 10/05/26 141,708
500,000 Santander Holdings USA, Inc 2 .490 01/06/28 454,406
750,000 Santander UK Group Holdings plc 6 .833 11/21/26 762,373
300,000 Santander UK Group Holdings plc 1 .673 06/14/27 274,432
500,000 Santander UK Group Holdings plc 2 .469 01/11/28 459,485
750,000 Sumitomo Mitsui Financial Group, Inc 1 .474 07/08/25 713,961
500,000 Sumitomo Mitsui Financial Group, Inc 0 .948 01/12/26 464,435
1,500,000 Sumitomo Mitsui Financial Group, Inc 5 .464 01/13/26 1,505,049
500,000 Sumitomo Mitsui Financial Group, Inc 5 .880 07/13/26 507,403
1,500,000 Sumitomo Mitsui Financial Group, Inc 1 .402 09/17/26 1,371,178
500,000 Sumitomo Mitsui Financial Group, Inc 3 .446 01/11/27 479,428
500,000 Synovus Financial Corp 5 .200 08/11/25 495,100
750,000 Toronto-Dominion Bank 3 .766 06/06/25 736,752
500,000 Toronto-Dominion Bank 5 .103 01/09/26 500,865
500,000 Toronto-Dominion Bank 5 .532 07/17/26 504,361
1,050,000 Toronto-Dominion Bank 1 .250 09/10/26 958,090
775,000 Toronto-Dominion Bank 5 .264 12/11/26 780,031
1,000,000 (b) Toronto-Dominion Bank 4 .980 04/05/27 998,514
300,000 Toronto-Dominion Bank 3 .625 09/15/31 286,926
500,000 Truist Bank 3 .300 05/15/26 479,867
1,000,000 Truist Bank 2 .636 09/17/29 961,453
1,250,000 Truist Financial Corp 4 .260 07/28/26 1,229,674
750,000 Truist Financial Corp 5 .900 10/28/26 753,720
500,000 Truist Financial Corp 1 .267 03/02/27 462,253
750,000 Truist Financial Corp 6 .047 06/08/27 760,123
500,000 US Bancorp 1 .450 05/12/25 479,349
400,000 US Bancorp 2 .375 07/22/26 376,871
1,200,000 US Bancorp 5 .727 10/21/26 1,206,491
750,000 US Bancorp 6 .787 10/26/27 776,639
1,670,000 Wells Fargo & Co 3 .000 04/22/26 1,597,090
1,000,000 Wells Fargo & Co 3 .908 04/25/26 981,458
1,000,000 Wells Fargo & Co 2 .188 04/30/26 963,029
1,150,000 Wells Fargo & Co 4 .540 08/15/26 1,135,314
1,000,000 Wells Fargo & Co 3 .000 10/23/26 946,638
1,300,000 Wells Fargo & Co 3 .196 06/17/27 1,241,345
1,000,000 Wells Fargo & Co 3 .526 03/24/28 951,789
750,000 Wells Fargo Bank NA 5 .550 08/01/25 753,508
2,000,000 Wells Fargo Bank NA 4 .811 01/15/26 1,989,721
700,000 Wells Fargo Bank NA 5 .450 08/07/26 704,704
1,000,000 Wells Fargo Bank NA 5 .254 12/11/26 1,003,888
750,000 Westpac Banking Corp 3 .735 08/26/25 736,146
500,000 Westpac Banking Corp 5 .512 11/17/25 503,596
1,000,000 Westpac Banking Corp 1 .150 06/03/26 921,995
300,000 Westpac Banking Corp 2 .700 08/19/26 285,176
500,000 Westpac Banking Corp 4 .322 11/23/31 482,536
TOTAL BANKS 158,935,091
CAPITAL GOODS - 1 .7%
500,000 3M Co 2 .650 04/15/25 485,399
750,000 AGCO Corp 5 .450 03/21/27 753,351
1,000,000 Air Lease Corp 0 .800 08/18/24 980,948
500,000 Air Lease Corp 2 .875 01/15/26 478,127
750,000 Air Lease Corp 1 .875 08/15/26 691,467
300,000 Air Lease Corp 2 .200 01/15/27 275,931
100,000 Aircastle Ltd 4 .250 06/15/26 97,130
500,000 Boeing Co 4 .875 05/01/25 494,446
300,000 Boeing Co 2 .600 10/30/25 285,413
500,000 Boeing Co 2 .750 02/01/26 473,986
1,500,000 Boeing Co 2 .196 02/04/26 1,404,299
1,050,000 Boeing Co 3 .100 05/01/26 996,428

Short Term Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 500,000 Boeing Co 2 .700% 02/01/27 $ 460,552
300,000 Carrier Global Corp 2 .493 02/15/27 279,523
500,000 Caterpillar Financial Services Corp 5 .400 03/10/25 500,822
1,000,000 Caterpillar Financial Services Corp 3 .400 05/13/25 980,788
550,000 Caterpillar Financial Services Corp 5 .150 08/11/25 550,402
500,000 Caterpillar Financial Services Corp 3 .650 08/12/25 490,033
300,000 Caterpillar Financial Services Corp 4 .800 01/06/26 299,448
500,000 Caterpillar Financial Services Corp 5 .050 02/27/26 500,725
500,000 Caterpillar Financial Services Corp 4 .350 05/15/26 494,548
300,000 Caterpillar Financial Services Corp 4 .500 01/08/27 298,047
750,000 CNH Industrial Capital LLC 3 .950 05/23/25 736,563
500,000 CNH Industrial Capital LLC 5 .450 10/14/25 500,890
300,000 Cummins, Inc 0 .750 09/01/25 282,583
300,000 Emerson Electric Co 0 .875 10/15/26 272,187
300,000 Fortune Brands Innovations, Inc 4 .000 06/15/25 294,136
200,000 GATX Corp 3 .250 09/15/26 190,873
1,000,000 GATX Corp 5 .400 03/15/27 1,006,840
500,000 General Dynamics Corp 1 .150 06/01/26 460,469
500,000 Honeywell International, Inc 1 .350 06/01/25 479,154
300,000 Honeywell International, Inc 2 .500 11/01/26 283,465
400,000 Howmet Aerospace, Inc 5 .900 02/01/27 405,775
300,000 Illinois Tool Works, Inc 2 .650 11/15/26 284,563
500,000 John Deere Capital Corp 1 .250 01/10/25 484,711
750,000 John Deere Capital Corp 2 .125 03/07/25 729,046
500,000 John Deere Capital Corp 3 .400 06/06/25 490,090
750,000 John Deere Capital Corp 4 .050 09/08/25 739,517
300,000 John Deere Capital Corp 4 .800 01/09/26 299,127
500,000 John Deere Capital Corp 5 .050 03/03/26 501,417
750,000 John Deere Capital Corp 4 .750 06/08/26 747,621
500,000 John Deere Capital Corp 4 .500 01/08/27 496,177
750,000 John Deere Capital Corp 4 .850 03/05/27 750,325
800,000 L3Harris Technologies, Inc 5 .400 01/15/27 805,708
500,000 Lockheed Martin Corp 4 .950 10/15/25 499,417
250,000 Northrop Grumman Corp 3 .200 02/01/27 239,109
300,000 Otis Worldwide Corp 2 .056 04/05/25 290,071
300,000 PACCAR Financial Corp 2 .850 04/07/25 293,136
500,000 PACCAR Financial Corp 3 .550 08/11/25 489,858
300,000 PACCAR Financial Corp 4 .950 10/03/25 299,334
500,000 PACCAR Financial Corp 5 .050 08/10/26 501,782
500,000 PACCAR Financial Corp 5 .200 11/09/26 504,010
750,000 Quanta Services, Inc 0 .950 10/01/24 731,789
500,000 Raytheon Technologies Corp 3 .950 08/16/25 491,778
550,000 Raytheon Technologies Corp 5 .000 02/27/26 548,569
1,000,000 Raytheon Technologies Corp 5 .750 11/08/26 1,015,371
500,000 (c) Regal Rexnord Corp 6 .050 02/15/26 502,583
1,000,000 Stanley Black & Decker, Inc 2 .300 02/24/25 971,394
200,000 Textron, Inc 4 .000 03/15/26 195,138
250,000 Trane Technologies Luxembourg Finance S.A. 3 .500 03/21/26 241,842
1,000,000 Tyco Electronics Group S.A. 4 .500 02/13/26 988,984
500,000 (c) Veralto Corp 5 .500 09/18/26 501,958
200,000 Westinghouse Air Brake Technologies Corp 3 .200 06/15/25 194,237
200,000 Xylem, Inc 3 .250 11/01/26 191,037
TOTAL CAPITAL GOODS 33,204,447
COMMERCIAL & PROFESSIONAL SERVICES - 0 .5%
500,000 Automatic Data Processing, Inc 3 .375 09/15/25 489,093
200,000 Broadridge Financial Solutions, Inc 3 .400 06/27/26 192,064
300,000 CDW LLC 2 .670 12/01/26 278,573
1,250,000 Cintas Corp No 2 3 .450 05/01/25 1,225,156
500,000 Concentrix Corp 6 .650 08/02/26 503,824
350,000 Equifax, Inc 2 .600 12/15/25 334,158
2,150,000 (a) European Investment Bank 4 .375 03/19/27 2,142,478

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
$ 3,000,000 International Bank for Reconstruction & Development 1 .875% 10/27/26 $ 2,804,776
400,000 Republic Services, Inc 2 .900 07/01/26 383,247
200,000 Thomson Reuters Corp 3 .350 05/15/26 192,518
300,000 Verisk Analytics, Inc 4 .000 06/15/25 294,747
250,000 Waste Management, Inc 0 .750 11/15/25 233,315
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 9,073,949
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .4%
750,000 Amazon.com, Inc 3 .000 04/13/25 734,384
1,000,000 Amazon.com, Inc 4 .600 12/01/25 996,014
1,250,000 Amazon.com, Inc 1 .000 05/12/26 1,154,291
500,000 AutoZone, Inc 5 .050 07/15/26 500,781
500,000 eBay, Inc 5 .900 11/22/25 503,666
350,000 eBay, Inc 1 .400 05/10/26 324,373
500,000 Home Depot, Inc 2 .700 04/15/25 487,510
1,000,000 Home Depot, Inc 4 .000 09/15/25 986,234
750,000 Home Depot, Inc 4 .950 09/30/26 751,215
500,000 Lowe's Cos, Inc 3 .375 09/15/25 487,132
800,000 Lowe's Cos, Inc 4 .800 04/01/26 795,414
350,000 O'Reilly Automotive, Inc 5 .750 11/20/26 355,759
400,000 Ross Stores, Inc 0 .875 04/15/26 367,650
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 8,444,423
CONSUMER DURABLES & APPAREL - 0 .1%
300,000 DR Horton, Inc 2 .600 10/15/25 287,455
200,000 DR Horton, Inc 1 .300 10/15/26 181,915
200,000 Hasbro, Inc 3 .550 11/19/26 190,669
750,000 NIKE, Inc 2 .750 03/27/27 710,121
200,000 PVH Corp 4 .625 07/10/25 196,991
750,000 Tapestry, Inc 7 .000 11/27/26 772,743
300,000 VF Corp 2 .400 04/23/25 288,771
200,000 Whirlpool Corp 3 .700 05/01/25 196,216
TOTAL CONSUMER DURABLES & APPAREL 2,824,881
CONSUMER SERVICES - 0 .2%
400,000 Booking Holdings, Inc 3 .600 06/01/26 388,440
500,000 Hyatt Hotels Corp 5 .750 01/30/27 507,780
800,000 Marriott International, Inc 5 .450 09/15/26 804,062
500,000 McDonald's Corp 3 .300 07/01/25 488,821
300,000 McDonald's Corp 1 .450 09/01/25 284,653
500,000 McDonald's Corp 3 .700 01/30/26 489,230
1,000,000 Starbucks Corp 4 .750 02/15/26 993,764
750,000 Starbucks Corp 4 .850 02/08/27 748,601
TOTAL CONSUMER SERVICES 4,705,351
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .2%
300,000 Dollar Tree, Inc 4 .000 05/15/25 294,935
300,000 Kroger Co 3 .500 02/01/26 291,332
100,000 Kroger Co 2 .650 10/15/26 94,275
600,000 SYSCO Corp 3 .300 07/15/26 576,198
500,000 Target Corp 2 .250 04/15/25 485,636
500,000 Target Corp 1 .950 01/15/27 464,764
750,000 Walmart, Inc 3 .900 09/09/25 739,229
1,500,000 Walmart, Inc 4 .000 04/15/26 1,480,433
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 4,426,802
ENERGY - 1 .2%
500,000 Boardwalk Pipelines LP 5 .950 06/01/26 504,196
1,355,000 BP Capital Markets America, Inc 3 .410 02/11/26 1,317,231
1,000,000 Chevron Corp 3 .326 11/17/25 978,243
200,000 Chevron Corp 2 .954 05/16/26 192,560
750,000 Chevron USA, Inc 0 .687 08/12/25 707,559
1,000,000 Enbridge, Inc 5 .900 11/15/26 1,018,577
500,000 Energy Transfer LP 2 .900 05/15/25 485,294

Short Term Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 500,000 Energy Transfer LP 3 .900% 07/15/26 $ 484,847
500,000 Energy Transfer LP 6 .050 12/01/26 509,852
700,000 Enterprise Products Operating LLC 5 .050 01/10/26 699,500
115,000 Enterprise Products Operating LLC 3 .700 02/15/26 112,364
500,000 Enterprise Products Operating LLC 4 .600 01/11/27 496,956
300,000 EOG Resources, Inc 4 .150 01/15/26 295,612
775,000 Equinor ASA 1 .750 01/22/26 732,424
2,005,000 Exxon Mobil Corp 3 .043 03/01/26 1,941,888
100,000 HF Sinclair Corp 5 .875 04/01/26 100,669
300,000 Kinder Morgan, Inc 4 .300 06/01/25 295,737
400,000 Kinder Morgan, Inc 1 .750 11/15/26 366,918
1,000,000 Marathon Petroleum Corp 4 .700 05/01/25 991,508
750,000 MPLX LP 4 .000 02/15/25 739,236
800,000 MPLX LP 1 .750 03/01/26 747,835
300,000 Occidental Petroleum Corp 5 .500 12/01/25 299,792
250,000 Occidental Petroleum Corp 5 .550 03/15/26 250,923
500,000 ONEOK, Inc 5 .850 01/15/26 504,749
195,000 ONEOK, Inc 5 .000 03/01/26 193,796
500,000 ONEOK, Inc 5 .550 11/01/26 504,576
500,000 Ovintiv, Inc 5 .650 05/15/25 500,085
750,000 Phillips 66 1 .300 02/15/26 697,767
500,000 Pioneer Natural Resources Co 1 .125 01/15/26 465,314
275,000 Pioneer Natural Resources Co 5 .100 03/29/26 274,653
400,000 Plains All American Pipeline LP 4 .650 10/15/25 394,567
750,000 Sabine Pass Liquefaction LLC 5 .625 03/01/25 749,344
500,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 503,946
750,000 Schlumberger Finance Canada Ltd 1 .400 09/17/25 711,218
1,000,000 Shell International Finance BV 3 .250 05/11/25 980,229
850,000 Shell International Finance BV 2 .500 09/12/26 805,610
300,000 TransCanada PipeLines Ltd 4 .875 01/15/26 297,957
200,000 Valero Energy Corp 3 .400 09/15/26 192,338
500,000 Western Gas Partners LP 4 .650 07/01/26 490,554
1,375,000 Williams Cos, Inc 5 .400 03/02/26 1,378,531
TOTAL ENERGY 23,914,955
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .9%
200,000 Alexandria Real Estate Equities, Inc 3 .450 04/30/25 195,809
250,000 Alexandria Real Estate Equities, Inc 3 .800 04/15/26 243,028
200,000 American Tower Corp 4 .000 06/01/25 196,506
500,000 American Tower Corp 1 .300 09/15/25 471,145
500,000 American Tower Corp 1 .600 04/15/26 464,321
500,000 American Tower Corp 3 .375 10/15/26 477,570
400,000 American Tower Corp 3 .125 01/15/27 378,201
300,000 AvalonBay Communities, Inc 3 .450 06/01/25 293,893
100,000 AvalonBay Communities, Inc 2 .950 05/11/26 95,671
500,000 Boston Properties LP 3 .200 01/15/25 489,900
500,000 Boston Properties LP 3 .650 02/01/26 481,771
300,000 Brixmor Operating Partnership LP 4 .125 06/15/26 292,058
500,000 Camden Property Trust 5 .850 11/03/26 509,490
140,000 Crown Castle, Inc 4 .450 02/15/26 137,665
850,000 Crown Castle, Inc 1 .050 07/15/26 772,624
500,000 Crown Castle, Inc 2 .900 03/15/27 467,668
200,000 CubeSmart LP 3 .125 09/01/26 189,930
100,000 EPR Properties 4 .750 12/15/26 96,783
400,000 Equinix, Inc 1 .250 07/15/25 378,359
500,000 Equinix, Inc 1 .450 05/15/26 459,905
200,000 ERP Operating LP 3 .375 06/01/25 195,301
100,000 ERP Operating LP 2 .850 11/01/26 94,695
750,000 Essex Portfolio LP 3 .500 04/01/25 734,592
200,000 Extra Space Storage LP 3 .500 07/01/26 192,153
200,000 Federal Realty OP LP 1 .250 02/15/26 184,990
200,000 Healthcare Realty Holdings LP 3 .500 08/01/26 190,866

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 450,000 Healthpeak OP LLC 3 .250% 07/15/26 $ 430,472
200,000 Host Hotels & Resorts LP 4 .000 06/15/25 195,746
500,000 Kilroy Realty LP 4 .375 10/01/25 489,310
300,000 Kimco Realty OP LLC 2 .800 10/01/26 282,989
200,000 Kite Realty Group LP 4 .000 10/01/26 190,336
500,000 Mid-America Apartments LP 4 .000 11/15/25 489,964
500,000 Omega Healthcare Investors, Inc 4 .500 01/15/25 494,498
500,000 OMEGA Healthcare Investors, Inc 5 .250 01/15/26 496,743
150,000 Prologis LP 3 .250 10/01/26 143,490
350,000 Public Storage 1 .500 11/09/26 321,227
500,000 Realty Income Corp 3 .875 04/15/25 492,301
500,000 Realty Income Corp 4 .625 11/01/25 495,153
250,000 Realty Income Corp 5 .050 01/13/26 249,118
100,000 Realty Income Corp 4 .450 09/15/26 97,878
200,000 Regency Centers LP 3 .600 02/01/27 192,478
150,000 Sabra Health Care LP 5 .125 08/15/26 148,461
500,000 Simon Property Group LP 3 .300 01/15/26 483,283
500,000 Simon Property Group LP 1 .375 01/15/27 454,781
100,000 UDR, Inc 2 .950 09/01/26 94,511
500,000 Ventas Realty LP 2 .650 01/15/25 487,615
150,000 Ventas Realty LP 3 .250 10/15/26 141,961
1,500,000 VICI Properties LP 4 .375 05/15/25 1,474,391
200,000 Welltower OP LLC 4 .250 04/01/26 196,027
200,000 Welltower OP LLC 2 .700 02/15/27 187,517
600,000 Welltower, Inc 4 .000 06/01/25 589,809
500,000 Weyerhaeuser Co 4 .750 05/15/26 495,350
250,000 WP Carey, Inc 4 .250 10/01/26 244,393
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 18,744,696
FINANCIAL SERVICES - 3 .7%
500,000 AerCap Ireland Capital DAC 1 .650 10/29/24 487,804
300,000 AerCap Ireland Capital DAC 6 .500 07/15/25 302,892
800,000 AerCap Ireland Capital DAC 1 .750 01/30/26 746,967
500,000 AerCap Ireland Capital DAC 6 .100 01/15/27 508,183
750,000 (c) AerCap Ireland Capital DAC 6 .450 04/15/27 770,051
750,000 American Express Co 3 .950 08/01/25 736,930
1,000,000 American Express Co 4 .900 02/13/26 995,364
1,000,000 American Express Co 4 .990 05/01/26 994,029
500,000 American Express Co 6 .338 10/30/26 506,598
500,000 American Express Co 5 .389 07/28/27 501,701
1,000,000 American Express Co 5 .098 02/16/28 998,457
300,000 Ameriprise Financial, Inc 2 .875 09/15/26 285,386
600,000 Ares Capital Corp 3 .250 07/15/25 579,608
500,000 Ares Capital Corp 3 .875 01/15/26 483,619
650,000 Ares Capital Corp 7 .000 01/15/27 668,680
100,000 Bain Capital Specialty Finance, Inc 2 .550 10/13/26 91,775
550,000 Bank of New York Mellon Corp 4 .414 07/24/26 543,326
500,000 Bank of New York Mellon Corp 2 .450 08/17/26 472,125
1,150,000 Bank of New York Mellon Corp 4 .947 04/26/27 1,144,750
750,000 Bank of New York Mellon Corp 3 .442 02/07/28 719,149
100,000 Barings BDC, Inc 3 .300 11/23/26 91,421
1,000,000 Berkshire Hathaway Energy Co 4 .050 04/15/25 987,250
750,000 Berkshire Hathaway, Inc 3 .125 03/15/26 726,156
500,000 Blackstone Private Credit Fund 2 .700 01/15/25 488,071
500,000 Blackstone Private Credit Fund 4 .700 03/24/25 493,734
350,000 Blackstone Private Credit Fund 7 .050 09/29/25 355,222
400,000 Blackstone Secured Lending Fund 2 .750 09/16/26 368,709
300,000 Blackstone Secured Lending Fund 2 .125 02/15/27 270,576
500,000 Blue Owl Capital Corp 3 .750 07/22/25 485,034
450,000 Blue Owl Capital Corp 3 .400 07/15/26 423,950
150,000 Blue Owl Capital Corp 2 .625 01/15/27 137,005
150,000 (c) Blue Owl Capital Corp II 8 .450 11/15/26 154,497

Short Term Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 500,000 Blue Owl Credit Income Corp 5 .500% 03/21/25 $ 496,541
200,000 Blue Owl Credit Income Corp 4 .700 02/08/27 189,733
250,000 Brookfield Finance, Inc 4 .250 06/02/26 245,482
500,000 Capital One Financial Corp 4 .166 05/09/25 498,979
500,000 Capital One Financial Corp 4 .985 07/24/26 496,776
550,000 Capital One Financial Corp 3 .750 07/28/26 529,862
500,000 Capital One Financial Corp 3 .750 03/09/27 479,890
350,000 Capital One Financial Corp 7 .149 10/29/27 364,249
500,000 Charles Schwab Corp 1 .150 05/13/26 460,946
750,000 Charles Schwab Corp 5 .875 08/24/26 762,500
500,000 Corebridge Financial, Inc 3 .500 04/04/25 489,467
500,000 Deutsche Bank AG. 4 .162 05/13/25 492,532
750,000 Deutsche Bank AG. 1 .686 03/19/26 702,133
650,000 Deutsche Bank AG. 7 .146 07/13/27 668,013
250,000 Discover Bank 5 .974 08/09/28 248,693
500,000 Discover Financial Services 4 .500 01/30/26 491,288
200,000 Fiserv, Inc 3 .850 06/01/25 196,203
700,000 Fiserv, Inc 3 .200 07/01/26 671,084
750,000 Fiserv, Inc 5 .150 03/15/27 752,832
200,000 Franklin Resources, Inc 2 .850 03/30/25 194,855
500,000 FS KKR Capital Corp 1 .650 10/12/24 488,313
200,000 FS KKR Capital Corp 3 .400 01/15/26 189,794
900,000 Global Payments, Inc 1 .200 03/01/26 832,525
250,000 Goldman Sachs BDC, Inc 2 .875 01/15/26 238,087
300,000 Goldman Sachs BDC, Inc 6 .375 03/11/27 302,236
1,500,000 Goldman Sachs Group, Inc 3 .500 04/01/25 1,471,602
500,000 Goldman Sachs Group, Inc 3 .750 05/22/25 490,689
500,000 Goldman Sachs Group, Inc 3 .750 02/25/26 488,151
550,000 Goldman Sachs Group, Inc 5 .798 08/10/26 551,783
1,250,000 Goldman Sachs Group, Inc 1 .093 12/09/26 1,161,218
1,500,000 Goldman Sachs Group, Inc 1 .431 03/09/27 1,389,134
1,750,000 Goldman Sachs Group, Inc 1 .542 09/10/27 1,599,074
2,000,000 Goldman Sachs Group, Inc 1 .948 10/21/27 1,838,445
1,500,000 Goldman Sachs Group, Inc 2 .640 02/24/28 1,397,074
1,500,000 Goldman Sachs Group, Inc 3 .615 03/15/28 1,434,802
200,000 Golub Capital BDC, Inc 2 .500 08/24/26 183,756
100,000 Hercules Capital, Inc 2 .625 09/16/26 90,808
200,000 Hercules Capital, Inc 3 .375 01/20/27 183,668
1,500,000 Intercontinental Exchange, Inc 3 .650 05/23/25 1,471,777
500,000 Invesco Finance plc 3 .750 01/15/26 487,736
500,000 Jefferies Financial Group, Inc 4 .850 01/15/27 496,053
2,400,000 Kreditanstalt fuer Wiederaufbau 4 .375 03/01/27 2,391,772
200,000 Main Street Capital Corp 3 .000 07/14/26 186,363
600,000 Mastercard, Inc 3 .300 03/26/27 577,372
750,000 Morgan Stanley 3 .875 01/27/26 732,559
1,000,000 Morgan Stanley 2 .188 04/28/26 964,751
1,000,000 Morgan Stanley 4 .679 07/17/26 989,225
1,000,000 Morgan Stanley 3 .125 07/27/26 956,489
500,000 Morgan Stanley 4 .350 09/08/26 489,207
1,250,000 Morgan Stanley 6 .138 10/16/26 1,264,296
750,000 Morgan Stanley 0 .985 12/10/26 694,849
1,000,000 Morgan Stanley 5 .050 01/28/27 996,154
300,000 Morgan Stanley 1 .593 05/04/27 277,498
500,000 Morgan Stanley 1 .512 07/20/27 458,901
1,000,000 Morgan Stanley 2 .475 01/21/28 930,226
1,350,000 Morgan Stanley Bank NA 4 .754 04/21/26 1,341,154
200,000 Morgan Stanley Direct Lending Fund 4 .500 02/11/27 192,579
500,000 NASDAQ, Inc 5 .650 06/28/25 501,563
500,000 National Rural Utilities Cooperative Finance Corp 3 .450 06/15/25 489,359
250,000 National Rural Utilities Cooperative Finance Corp 5 .450 10/30/25 250,840
500,000 National Rural Utilities Cooperative Finance Corp 4 .450 03/13/26 494,621

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 300,000 National Rural Utilities Cooperative Finance Corp 5 .600% 11/13/26 $ 303,949
500,000 National Rural Utilities Cooperative Finance Corp 4 .800 02/05/27 500,350
750,000 Nomura Holdings, Inc 5 .099 07/03/25 745,148
300,000 Nomura Holdings, Inc 1 .851 07/16/25 285,771
500,000 Nomura Holdings, Inc 5 .709 01/09/26 501,279
250,000 Nomura Holdings, Inc 1 .653 07/14/26 229,881
500,000 Nomura Holdings, Inc 2 .329 01/22/27 460,901
200,000 Oaktree Specialty Lending Corp 2 .700 01/15/27 180,861
1,000,000 Oesterreichische Kontrollbank AG. 2 .875 05/23/25 975,942
1,000,000 Oesterreichische Kontrollbank AG. 4 .625 11/03/25 995,765
400,000 Oesterreichische Kontrollbank AG. 4 .125 01/20/26 395,204
500,000 Oesterreichische Kontrollbank AG. 5 .000 10/23/26 504,747
500,000 PayPal Holdings, Inc 1 .650 06/01/25 479,744
500,000 PayPal Holdings, Inc 2 .650 10/01/26 471,976
150,000 (a) Prospect Capital Corp 3 .364 11/15/26 136,551
750,000 S&P Global, Inc 2 .450 03/01/27 701,957
100,000 Sixth Street Specialty Lending, Inc 2 .500 08/01/26 92,281
1,000,000 State Street Corp 5 .104 05/18/26 996,800
500,000 State Street Corp 5 .272 08/03/26 502,697
500,000 State Street Corp 5 .751 11/04/26 503,349
750,000 State Street Corp 4 .993 03/18/27 751,453
500,000 Synchrony Bank 5 .400 08/22/25 495,435
500,000 Synchrony Financial 4 .875 06/13/25 492,561
500,000 UBS AG. 5 .800 09/11/25 503,584
1,000,000 UBS Group AG. 4 .550 04/17/26 983,960
1,300,000 Visa, Inc 3 .150 12/14/25 1,264,190
150,000 Voya Financial, Inc 3 .650 06/15/26 144,463
340,000 Western Union Co 1 .350 03/15/26 314,197
TOTAL FINANCIAL SERVICES 73,832,576
FOOD, BEVERAGE & TOBACCO - 0 .9%
600,000 Altria Group, Inc 2 .350 05/06/25 580,664
200,000 Altria Group, Inc 2 .625 09/16/26 188,504
298,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 291,202
300,000 Archer-Daniels-Midland Co 2 .500 08/11/26 283,584
500,000 BAT Capital Corp 3 .215 09/06/26 475,706
750,000 BAT International Finance plc 1 .668 03/25/26 698,070
200,000 Bunge Ltd 1 .630 08/17/25 189,436
250,000 Bunge Ltd 3 .250 08/15/26 239,024
750,000 (d) Campbell Soup Co 5 .300 03/20/26 750,563
750,000 Campbell Soup Co 5 .200 03/19/27 751,747
500,000 ConAgra Brands, Inc 5 .300 10/01/26 500,800
300,000 Constellation Brands, Inc 5 .000 02/02/26 298,026
200,000 Constellation Brands, Inc 3 .700 12/06/26 192,939
500,000 Diageo Capital plc 5 .200 10/24/25 500,376
500,000 Diageo Capital plc 5 .375 10/05/26 504,747
300,000 General Mills, Inc 4 .000 04/17/25 295,631
500,000 General Mills, Inc 4 .700 01/30/27 495,715
500,000 Hershey Co 2 .300 08/15/26 471,422
500,000 Hormel Foods Corp 4 .800 03/30/27 499,493
200,000 Ingredion, Inc 3 .200 10/01/26 190,316
250,000 Kellogg Co 3 .250 04/01/26 241,106
500,000 Keurig Dr Pepper, Inc 2 .550 09/15/26 470,845
500,000 Keurig Dr Pepper, Inc 5 .100 03/15/27 500,735
600,000 Kraft Heinz Foods Co 3 .000 06/01/26 574,305
300,000 McCormick & Co, Inc 0 .900 02/15/26 277,179
700,000 Molson Coors Beverage Co 3 .000 07/15/26 668,117
1,000,000 PepsiCo Singapore Financing I Pte Ltd 4 .650 02/16/27 994,503
1,000,000 PepsiCo, Inc 2 .750 04/30/25 975,063
1,000,000 PepsiCo, Inc 4 .550 02/13/26 995,072
150,000 PepsiCo, Inc 5 .125 11/10/26 151,190
750,000 Philip Morris International, Inc 1 .500 05/01/25 720,472

Short Term Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 500,000 Philip Morris International, Inc 5 .000% 11/17/25 $ 498,701
1,250,000 Philip Morris International, Inc 4 .875 02/13/26 1,245,013
750,000 Philip Morris International, Inc 4 .750 02/12/27 745,833
310,000 Reynolds American, Inc 4 .450 06/12/25 305,854
500,000 Tyson Foods, Inc 4 .000 03/01/26 487,784
TOTAL FOOD, BEVERAGE & TOBACCO 18,249,737
HEALTH CARE EQUIPMENT & SERVICES - 0 .8%
750,000 Baxter International, Inc 1 .322 11/29/24 728,538
200,000 Baxter International, Inc 2 .600 08/15/26 188,248
300,000 Boston Scientific Corp 1 .900 06/01/25 288,213
400,000 Cigna Group 3 .250 04/15/25 391,145
208,000 Cigna Group 1 .250 03/15/26 192,677
300,000 CVS Health Corp 4 .100 03/25/25 296,264
750,000 CVS Health Corp 3 .875 07/20/25 735,890
625,000 CVS Health Corp 5 .000 02/20/26 622,818
500,000 CVS Health Corp 2 .875 06/01/26 476,680
400,000 CVS Health Corp 3 .000 08/15/26 381,282
500,000 Elevance Health, Inc 5 .350 10/15/25 500,265
150,000 Elevance Health, Inc 4 .900 02/08/26 149,012
500,000 GE HealthCare Technologies, Inc 5 .600 11/15/25 501,684
1,000,000 HCA, Inc 5 .250 04/15/25 995,825
600,000 HCA, Inc 5 .250 06/15/26 598,250
1,000,000 HCA, Inc 5 .375 09/01/26 999,767
500,000 Humana, Inc 1 .350 02/03/27 450,397
300,000 McKesson Corp 0 .900 12/03/25 279,118
200,000 McKesson Corp 1 .300 08/15/26 183,065
200,000 PeaceHealth Obligated Group 1 .375 11/15/25 186,043
300,000 Quest Diagnostics, Inc 3 .500 03/30/25 294,119
750,000 Smith & Nephew plc 5 .150 03/20/27 749,831
500,000 (c) Solventum Corp 5 .450 02/25/27 501,727
500,000 Stryker Corp 1 .150 06/15/25 475,386
300,000 Stryker Corp 3 .500 03/15/26 290,897
500,000 UnitedHealth Group, Inc 5 .150 10/15/25 500,607
1,500,000 UnitedHealth Group, Inc 1 .150 05/15/26 1,387,423
1,000,000 UnitedHealth Group, Inc 4 .600 04/15/27 994,223
250,000 Universal Health Services, Inc 1 .650 09/01/26 227,855
300,000 Zimmer Biomet Holdings, Inc 3 .050 01/15/26 288,288
TOTAL HEALTH CARE EQUIPMENT & SERVICES 14,855,537
HOUSEHOLD & PERSONAL PRODUCTS - 0 .2%
1,000,000 Colgate-Palmolive Co 3 .100 08/15/25 976,302
750,000 Colgate-Palmolive Co 4 .800 03/02/26 752,284
500,000 Haleon UK Capital plc 3 .125 03/24/25 488,137
500,000 Kenvue, Inc 5 .350 03/22/26 503,612
500,000 Procter & Gamble Co 4 .100 01/26/26 495,183
400,000 Procter & Gamble Co 1 .000 04/23/26 371,268
1,000,000 Unilever Capital Corp 3 .100 07/30/25 975,288
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,562,074
INSURANCE - 0 .4%
500,000 Allied World Assurance Co Holdings Ltd 4 .350 10/29/25 487,792
500,000 Allstate Corp 0 .750 12/15/25 463,220
200,000 Allstate Corp 8 .507 08/15/53 200,059
500,000 Aon Global Ltd 3 .875 12/15/25 488,875
750,000 Aon North America, Inc 5 .125 03/01/27 754,490
200,000 Arch Capital Group Ltd 4 .011 12/15/26 193,836
300,000 Brown & Brown, Inc 4 .200 09/15/24 297,868
500,000 Chubb INA Holdings, Inc 3 .350 05/03/26 482,991
315,000 CNA Financial Corp 4 .500 03/01/26 310,619
115,000 Hanover Insurance Group, Inc 4 .500 04/15/26 112,874
300,000 (a) Lincoln National Corp 3 .625 12/12/26 286,791
250,000 Loews Corp 3 .750 04/01/26 243,654

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 300,000 Manulife Financial Corp 4 .150% 03/04/26 $ 294,971
200,000 Manulife Financial Corp 4 .061 02/24/32 191,561
500,000 Marsh & McLennan Cos, Inc 3 .500 03/10/25 491,289
100,000 Marsh & McLennan Cos, Inc 3 .750 03/14/26 97,778
1,000,000 MetLife, Inc 3 .000 03/01/25 978,748
200,000 Old Republic International Corp 3 .875 08/26/26 193,315
250,000 Principal Financial Group, Inc 3 .100 11/15/26 238,074
200,000 Progressive Corp 2 .450 01/15/27 187,446
500,000 Prudential Financial, Inc 1 .500 03/10/26 467,880
150,000 Reinsurance Group of America, Inc 3 .950 09/15/26 146,478
360,000 Trinity Acquisition plc 4 .400 03/15/26 353,141
TOTAL INSURANCE 7,963,750
MATERIALS - 0 .5%
1,500,000 Amcor Flexibles North America, Inc 4 .000 05/17/25 1,472,762
500,000 Berry Global, Inc 1 .570 01/15/26 467,394
1,500,000 BHP Billiton Finance USA Ltd 4 .875 02/27/26 1,494,893
100,000 BHP Billiton Finance USA Ltd 5 .250 09/08/26 100,592
203,000 Celanese US Holdings LLC 6 .050 03/15/25 203,391
200,000 Celulosa Arauco y Constitucion S.A. 4 .500 08/01/24 198,959
1,000,000 DowDuPont, Inc 4 .493 11/15/25 986,679
200,000 EIDP, Inc 1 .700 07/15/25 190,909
500,000 EIDP, Inc 4 .500 05/15/26 494,242
500,000 FMC Corp 5 .150 05/18/26 496,824
1,000,000 Linde, Inc 4 .700 12/05/25 995,371
750,000 (c) Newmont Corp 5 .300 03/15/26 751,846
250,000 Nucor Corp 3 .950 05/23/25 246,077
200,000 Nucor Corp 2 .000 06/01/25 192,222
300,000 Nutrien Ltd 5 .950 11/07/25 302,451
500,000 Sherwin-Williams Co 4 .250 08/08/25 492,628
1,000,000 Sonoco Products Co 1 .800 02/01/25 967,574
200,000 Steel Dynamics, Inc 2 .400 06/15/25 192,586
500,000 WRKCo, Inc 4 .650 03/15/26 493,743
TOTAL MATERIALS 10,741,143
MEDIA & ENTERTAINMENT - 0 .7%
300,000 Alphabet, Inc 0 .450 08/15/25 282,635
500,000 Alphabet, Inc 1 .998 08/15/26 470,600
750,000 Charter Communications Operating LLC 4 .908 07/23/25 740,872
1,500,000 Charter Communications Operating LLC 6 .150 11/10/26 1,511,747
1,500,000 Comcast Corp 5 .250 11/07/25 1,506,071
1,200,000 Comcast Corp 3 .150 03/01/26 1,161,853
400,000 Comcast Corp 2 .350 01/15/27 374,166
500,000 Discovery Communications LLC 4 .900 03/11/26 495,034
120,000 Electronic Arts Inc 4 .800 03/01/26 119,286
500,000 NetFlix, Inc 4 .375 11/15/26 492,467
655,000 Omnicom Group, Inc 3 .600 04/15/26 636,178
750,000 Take-Two Interactive Software, Inc 3 .550 04/14/25 735,773
600,000 Take-Two Interactive Software, Inc 5 .000 03/28/26 596,914
1,000,000 TWDC Enterprises 18 Corp 3 .150 09/17/25 972,509
750,000 TWDC Enterprises 18 Corp 3 .000 02/13/26 723,040
100,000 Walt Disney Co 1 .750 01/13/26 94,536
300,000 Walt Disney Co 3 .700 03/23/27 292,178
525,000 Warnermedia Holdings, Inc 3 .638 03/15/25 514,569
500,000 Warnermedia Holdings, Inc 3 .788 03/15/25 490,735
1,000,000 Warnermedia Holdings, Inc 3 .755 03/15/27 954,328
TOTAL MEDIA & ENTERTAINMENT 13,165,491
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .2%
500,000 AbbVie, Inc 3 .600 05/14/25 490,737
1,250,000 AbbVie, Inc 3 .200 05/14/26 1,206,478
950,000 AbbVie, Inc 2 .950 11/21/26 904,778
2,000,000 AbbVie, Inc 4 .800 03/15/27 2,002,065

Short Term Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 100,000 Agilent Technologies, Inc 3 .050% 09/22/26 $ 95,257
750,000 Amgen, Inc 1 .900 02/21/25 726,679
1,500,000 Amgen, Inc 5 .250 03/02/25 1,495,453
750,000 AstraZeneca Finance LLC 1 .200 05/28/26 692,799
1,000,000 AstraZeneca Finance LLC 4 .800 02/26/27 999,568
750,000 AstraZeneca plc 0 .700 04/08/26 689,804
500,000 Baxalta, Inc 4 .000 06/23/25 491,828
500,000 Bristol-Myers Squibb Co 0 .750 11/13/25 467,222
500,000 Bristol-Myers Squibb Co 3 .200 06/15/26 482,018
2,000,000 Bristol-Myers Squibb Co 4 .900 02/22/27 2,004,479
1,000,000 Eli Lilly & Co 4 .500 02/09/27 997,172
800,000 Gilead Sciences, Inc 3 .650 03/01/26 779,437
500,000 Illumina, Inc 5 .800 12/12/25 500,835
1,120,000 Johnson & Johnson 2 .450 03/01/26 1,073,141
200,000 Merck & Co, Inc 0 .750 02/24/26 185,469
1,000,000 Novartis Capital Corp 3 .000 11/20/25 971,267
725,000 Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/25 720,307
2,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/26 1,979,213
750,000 Shire Acquisitions Investments Ireland DAC 3 .200 09/23/26 717,367
550,000 Thermo Fisher Scientific, Inc 4 .953 08/10/26 550,968
1,000,000 Thermo Fisher Scientific, Inc 5 .000 12/05/26 1,004,132
700,000 Utah Acquisition Sub, Inc 3 .950 06/15/26 676,293
300,000 Viatris, Inc 1 .650 06/22/25 285,286
500,000 Zoetis, Inc 5 .400 11/14/25 500,654
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 23,690,706
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .5%
250,000 Analog Devices, Inc 2 .950 04/01/25 244,273
500,000 Analog Devices, Inc 3 .500 12/05/26 483,080
1,000,000 Broadcom Corp 3 .875 01/15/27 969,429
300,000 Broadcom, Inc 3 .150 11/15/25 290,206
200,000 Broadcom, Inc 3 .459 09/15/26 192,367
500,000 Intel Corp 3 .700 07/29/25 490,007
1,250,000 Intel Corp 4 .875 02/10/26 1,245,937
375,000 Lam Research Corp 3 .750 03/15/26 366,272
150,000 Marvell Technology, Inc 1 .650 04/15/26 139,515
1,000,000 Microchip Technology, Inc 4 .250 09/01/25 983,580
150,000 Micron Technology, Inc 4 .975 02/06/26 149,188
300,000 NVIDIA Corp 3 .200 09/16/26 289,757
290,000 NXP BV 5 .350 03/01/26 290,077
300,000 NXP BV 3 .875 06/18/26 291,217
750,000 Qorvo, Inc 1 .750 12/15/24 727,820
500,000 QUALCOMM, Inc 3 .450 05/20/25 490,674
200,000 Skyworks Solutions, Inc 1 .800 06/01/26 185,293
750,000 Texas Instruments, Inc 4 .600 02/08/27 748,914
300,000 TSMC Arizona Corp 1 .750 10/25/26 276,417
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8,854,023
SOFTWARE & SERVICES - 0 .7%
200,000 Autodesk, Inc 4 .375 06/15/25 197,903
200,000 CGI, Inc 1 .450 09/14/26 182,099
250,000 DXC Technology Co 1 .800 09/15/26 227,961
150,000 Fortinet, Inc 1 .000 03/15/26 137,998
300,000 Genpact Luxembourg Sarl 1 .750 04/10/26 278,366
500,000 IBM International Capital Pte Ltd 4 .700 02/05/26 496,407
500,000 IBM International Capital Pte Ltd 4 .600 02/05/27 494,774
600,000 International Business Machines Corp 4 .000 07/27/25 590,583
500,000 International Business Machines Corp 4 .500 02/06/26 496,483
1,050,000 International Business Machines Corp 3 .300 05/15/26 1,013,116
750,000 Intuit, Inc 5 .250 09/15/26 757,022
200,000 Kyndryl Holdings, Inc 2 .050 10/15/26 183,216
200,000 Leidos, Inc 3 .625 05/15/25 195,520

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 1,000,000 Microsoft Corp 3 .125% 11/03/25 $ 974,008
1,600,000 Microsoft Corp 2 .400 08/08/26 1,518,537
1,750,000 (c) Microsoft Corp 3 .400 09/15/26 1,694,936
1,700,000 Oracle Corp 2 .950 05/15/25 1,655,323
150,000 Oracle Corp 5 .800 11/10/25 151,236
1,035,000 Oracle Corp 1 .650 03/25/26 965,992
1,250,000 Oracle Corp 2 .650 07/15/26 1,182,802
500,000 Roper Technologies, Inc 1 .000 09/15/25 470,108
600,000 VMware, Inc 1 .400 08/15/26 547,954
TOTAL SOFTWARE & SERVICES 14,412,344
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .7%
1,000,000 Amphenol Corp 4 .750 03/30/26 992,717
1,000,000 Apple, Inc 1 .125 05/11/25 957,487
1,000,000 Apple, Inc 0 .550 08/20/25 941,595
1,820,000 Apple, Inc 3 .250 02/23/26 1,769,029
300,000 Apple, Inc 2 .450 08/04/26 285,009
500,000 Apple, Inc 2 .050 09/11/26 469,336
500,000 Arrow Electronics, Inc 4 .000 04/01/25 491,546
300,000 Avnet, Inc 4 .625 04/15/26 295,330
400,000 Cisco Systems, Inc 3 .500 06/15/25 393,264
750,000 Cisco Systems, Inc 4 .900 02/26/26 750,541
450,000 Cisco Systems, Inc 2 .500 09/20/26 426,295
1,500,000 Cisco Systems, Inc 4 .800 02/26/27 1,502,413
200,000 Dell International LLC 5 .850 07/15/25 201,008
964,000 Dell International LLC 6 .020 06/15/26 976,320
500,000 Dell International LLC 4 .900 10/01/26 496,915
200,000 Flex Ltd 4 .750 06/15/25 197,653
185,000 Flex Ltd 3 .750 02/01/26 179,418
500,000 Hewlett Packard Enterprise Co 4 .900 10/15/25 496,662
250,000 Hewlett Packard Enterprise Co 1 .750 04/01/26 233,347
300,000 HP, Inc 2 .200 06/17/25 288,756
300,000 HP, Inc 1 .450 06/17/26 276,964
150,000 Jabil, Inc 1 .700 04/15/26 139,236
120,000 Juniper Networks, Inc 1 .200 12/10/25 111,400
300,000 NetApp, Inc 1 .875 06/22/25 286,927
200,000 TD SYNNEX Corp 1 .750 08/09/26 182,833
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,342,001
TELECOMMUNICATION SERVICES - 0 .6%
1,500,000 AT&T, Inc 1 .700 03/25/26 1,402,421
300,000 (a) AT&T, Inc 2 .950 07/15/26 285,764
750,000 AT&T, Inc 3 .800 02/15/27 726,166
1,000,000 Rogers Communications, Inc 2 .950 03/15/25 974,819
500,000 Rogers Communications, Inc 3 .200 03/15/27 474,638
750,000 Sprint LLC 7 .625 02/15/25 758,864
500,000 Sprint LLC 7 .625 03/01/26 516,569
1,000,000 T-Mobile USA, Inc 3 .500 04/15/25 980,429
750,000 T-Mobile USA, Inc 1 .500 02/15/26 700,219
365,000 T-Mobile USA, Inc 2 .250 02/15/26 345,384
200,000 T-Mobile USA, Inc 2 .625 04/15/26 189,980
1,000,000 Verizon Communications, Inc 3 .376 02/15/25 981,895
1,350,000 Verizon Communications, Inc 1 .450 03/20/26 1,258,751
1,500,000 Verizon Communications, Inc 3 .000 03/22/27 1,421,493
600,000 Vodafone Group plc 4 .125 05/30/25 590,861
TOTAL TELECOMMUNICATION SERVICES 11,608,253
TRANSPORTATION - 0 .2%
500,000 Burlington Northern Santa Fe LLC 7 .000 12/15/25 515,627
260,000 Canadian National Railway Co 2 .750 03/01/26 249,812
400,000 CSX Corp 2 .600 11/01/26 378,306
225,000 FedEx Corp 3 .250 04/01/26 217,568
200,000 GXO Logistics, Inc 1 .650 07/15/26 183,376

Short Term Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 210,000 JB Hunt Transport Services, Inc 3 .875% 03/01/26 $ 205,276
300,000 Norfolk Southern Corp 2 .900 06/15/26 286,493
750,000 Ryder System, Inc 5 .300 03/15/27 755,212
500,000 Southwest Airlines Co 3 .000 11/15/26 471,704
1,000,000 Union Pacific Corp 4 .750 02/21/26 998,557
450,000 United Parcel Service, Inc 2 .400 11/15/26 423,406
TOTAL TRANSPORTATION 4,685,337
UTILITIES - 1 .2%
500,000 AES Corp 1 .375 01/15/26 463,023
300,000 Algonquin Power & Utilities Corp 5 .365 06/15/26 298,376
500,000 Ameren Corp 5 .700 12/01/26 506,651
1,000,000 American Electric Power Co, Inc 5 .699 08/15/25 1,002,046
750,000 CenterPoint Energy, Inc 5 .250 08/10/26 751,276
100,000 CMS Energy Corp 3 .000 05/15/26 95,346
1,000,000 Dominion Energy, Inc 3 .900 10/01/25 977,967
200,000 Dominion Resources, Inc 2 .850 08/15/26 189,143
750,000 DTE Electric Co 4 .850 12/01/26 749,502
750,000 Duke Energy Corp 5 .000 12/08/25 747,673
250,000 Duke Energy Corp 2 .650 09/01/26 236,060
500,000 Duke Energy Corp 4 .850 01/05/27 497,947
750,000 Edison International 4 .700 08/15/25 740,789
250,000 Emera US Finance LP 3 .550 06/15/26 239,981
500,000 Entergy Arkansas LLC 3 .500 04/01/26 485,573
300,000 Entergy Corp 2 .950 09/01/26 284,976
500,000 Evergy Kansas Central, Inc 2 .550 07/01/26 473,830
750,000 Eversource Energy 4 .750 05/15/26 742,222
500,000 Eversource Energy 5 .000 01/01/27 498,597
1,000,000 Exelon Corp 3 .400 04/15/26 966,699
500,000 Florida Power & Light Co 4 .450 05/15/26 495,182
400,000 Fortis, Inc 3 .055 10/04/26 378,740
750,000 Georgia Power Co 5 .004 02/23/27 750,901
100,000 ITC Holdings Corp 3 .250 06/30/26 95,735
200,000 National Fuel Gas Co 5 .200 07/15/25 198,936
500,000 National Fuel Gas Co 5 .500 01/15/26 499,227
175,000 National Fuel Gas Co 5 .500 10/01/26 175,038
1,000,000 NextEra Energy Capital Holdings, Inc 6 .051 03/01/25 1,003,804
500,000 NextEra Energy Capital Holdings, Inc 4 .450 06/20/25 493,912
550,000 NextEra Energy Capital Holdings, Inc 5 .749 09/01/25 552,360
500,000 NextEra Energy Capital Holdings, Inc 4 .950 01/29/26 497,597
300,000 NiSource, Inc 0 .950 08/15/25 282,317
200,000 Pacific Gas & Electric Co 2 .950 03/01/26 190,942
250,000 Pacific Gas and Electric Co 4 .950 06/08/25 247,930
1,000,000 Pacific Gas and Electric Co 3 .150 01/01/26 961,368
300,000 PPL Capital Funding, Inc 3 .100 05/15/26 286,927
500,000 Public Service Electric and Gas Co 0 .950 03/15/26 463,343
100,000 Public Service Electric and Gas Co 2 .250 09/15/26 93,818
150,000 San Diego Gas & Electric Co 2 .500 05/15/26 142,545
500,000 Sempra Energy 3 .300 04/01/25 489,177
500,000 Sempra Energy 5 .400 08/01/26 501,446
250,000 Southern California Edison Co 4 .200 06/01/25 246,583
500,000 Southern California Edison Co 5 .350 03/01/26 500,792
300,000 Southern California Edison Co 4 .900 06/01/26 298,485
175,000 Southern California Edison Co 4 .875 02/01/27 174,467
300,000 Southern Co 4 .000 01/15/51 288,409
300,000 Southern Co 3 .750 09/15/51 280,440
300,000 Southern Co Gas Capital Corp 3 .250 06/15/26 287,174
300,000 Southern Power Co 0 .900 01/15/26 277,515
500,000 Spire, Inc 5 .300 03/01/26 499,464
750,000 WEC Energy Group, Inc 5 .000 09/27/25 745,726
800,000 WEC Energy Group, Inc 4 .750 01/09/26 792,616
100,000 WEC Energy Group, Inc 5 .600 09/12/26 101,156

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 300,000 Wisconsin Public Service Corp 5 .350% 11/10/25 $ 301,001
200,000 Xcel Energy, Inc 3 .350 12/01/26 189,894
TOTAL UTILITIES 24,732,644
TOTAL CORPORATE BONDS 528,981,200
(Cost $530,146,336)
GOVERNMENT BONDS - 72 .5%
AGENCY SECURITIES - 2 .0%
1,750,000 Federal Farm Credit Bank (FFCB) 1 .125 01/06/25 1,697,278
1,000,000 FFCB 1 .750 02/14/25 971,689
2,000,000 FFCB 4 .375 02/23/26 1,988,336
750,000 FFCB 4 .375 06/23/26 745,859
3,500,000 FFCB 4 .500 03/26/27 3,500,000
2,000,000 Federal Home Loan Bank (FHLB) 0 .750 12/13/24 1,939,648
2,000,000 FHLB 1 .000 12/20/24 1,940,733
2,000,000 FHLB 5 .000 02/28/25 1,997,141
500,000 FHLB 4 .625 06/06/25 498,108
200,000 FHLB 3 .125 06/13/25 195,875
4,500,000 FHLB 4 .625 11/17/26 4,511,572
4,500,000 FHLB 4 .125 01/15/27 4,462,801
3,000,000 Federal Home Loan Mortgage Corp (FHLMC) 1 .500 02/12/25 2,907,323
4,000,000 FHLMC 0 .375 09/23/25 3,746,795
2,000,000 Federal National Mortgage Association (FNMA) 1 .625 01/07/25 1,947,207
4,500,000 FNMA 0 .625 04/22/25 4,296,652
2,500,000 FNMA 0 .500 11/07/25 2,336,821
500,000 Tennessee Valley Authority (TVA) 0 .750 05/15/25 477,020
TOTAL AGENCY SECURITIES 40,160,858
FOREIGN GOVERNMENT BONDS - 4 .8%
750,000 African Development Bank 3 .375 07/07/25 735,201
265,000 African Development Bank 0 .875 03/23/26 246,012
875,000 African Development Bank 4 .625 01/04/27 876,150
2,000,000 African Development Bank 4 .125 02/25/27 1,976,135
1,500,000 Asian Development Bank 2 .875 05/06/25 1,465,358
720,000 Asian Development Bank 4 .625 06/13/25 716,707
1,000,000 Asian Development Bank 0 .375 09/03/25 938,593
910,000 Asian Development Bank 4 .250 01/09/26 902,063
2,500,000 Asian Development Bank 1 .000 04/14/26 2,321,194
1,500,000 Asian Development Bank 2 .000 04/24/26 1,420,779
1,000,000 Asian Development Bank 4 .125 01/12/27 989,136
2,500,000 Asian Development Bank 1 .500 01/20/27 2,302,036
1,000,000 Asian Infrastructure Investment Bank 3 .375 06/29/25 979,749
1,390,000 Asian Infrastructure Investment Bank 0 .500 01/27/26 1,287,346
1,000,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 1,005,199
1,870,000 Canada Government International Bond 2 .875 04/28/25 1,828,174
1,000,000 Canada Government International Bond 0 .750 05/19/26 921,365
310,000 Chile Government International Bond 3 .125 01/21/26 298,995
500,000 Chile Government International Bond 2 .750 01/31/27 468,115
675,000 Corp Andina de Fomento 1 .250 10/26/24 657,686
1,000,000 Corp Andina de Fomento 5 .250 11/21/25 993,091
500,000 Corp Andina de Fomento 4 .750 04/01/26 491,285
350,000 Corp Andina de Fomento 6 .000 04/26/27 358,844
1,500,000 Council Of Europe Development Bank 3 .000 06/16/25 1,462,783
750,000 Council Of Europe Development Bank 3 .750 05/25/26 735,267
2,000,000 European Bank for Reconstruction & Development 0 .500 05/19/25 1,902,042
755,000 European Bank for Reconstruction & Development 0 .500 01/28/26 698,513
2,250,000 European Investment Bank 0 .625 07/25/25 2,126,282
1,500,000 European Investment Bank 2 .750 08/15/25 1,457,436
3,000,000 European Investment Bank 0 .375 03/26/26 2,753,877
1,500,000 European Investment Bank 1 .375 03/15/27 1,371,611
1,750,000 Export Development Canada 3 .375 08/26/25 1,713,301

Short Term Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 500,000 Export Development Canada 4 .375% 06/29/26 $ 496,699
750,000 Export-Import Bank of Korea 0 .625 06/29/24 741,162
750,000 Export-Import Bank of Korea 5 .375 09/18/25 752,052
750,000 Export-Import Bank of Korea 4 .875 01/11/26 749,758
1,000,000 Export-Import Bank of Korea 4 .625 01/11/27 994,970
1,700,000 Inter-American Development Bank 0 .875 04/20/26 1,573,930
3,000,000 Inter-American Development Bank 4 .500 05/15/26 2,987,693
2,000,000 Inter-American Development Bank 1 .500 01/13/27 1,842,654
500,000 Inter-American Development Bank 4 .375 02/01/27 497,824
1,000,000 Inter-American Investment Corp 2 .625 04/22/25 972,823
1,500,000 International Bank for Reconstruction & Development 0 .625 04/22/25 1,433,699
1,500,000 International Bank for Reconstruction & Development 2 .500 07/29/25 1,453,436
2,585,000 International Bank for Reconstruction & Development 0 .500 10/28/25 2,417,838
750,000 International Finance Corp 3 .625 09/15/25 736,727
1,500,000 International Finance Corp 2 .126 04/07/26 1,425,921
715,000 International Finance Corp 4 .375 01/15/27 712,080
1,050,000 Japan Bank for International Cooperation 0 .500 04/15/24 1,048,123
1,000,000 Japan Bank for International Cooperation 1 .750 10/17/24 980,362
400,000 Japan Bank for International Cooperation 2 .875 04/14/25 390,426
1,000,000 Japan Bank for International Cooperation 3 .875 09/16/25 982,286
1,000,000 Japan Bank for International Cooperation 4 .250 01/26/26 987,114
500,000 Japan Bank for International Cooperation 4 .250 04/27/26 493,470
2,000,000 Japan Bank for International Cooperation 2 .250 11/04/26 1,876,760
500,000 Korea Development Bank 0 .400 06/19/24 494,503
1,000,000 Korea Development Bank 2 .000 02/24/25 971,752
750,000 Korea Development Bank 4 .000 09/08/25 737,832
1,000,000 Korea Development Bank 5 .375 10/23/26 1,009,963
500,000 Korea Development Bank 4 .625 02/15/27 497,521
3,000,000 Kreditanstalt fuer Wiederaufbau 3 .125 06/10/25 2,934,831
3,500,000 Kreditanstalt fuer Wiederaufbau 0 .375 07/18/25 3,301,169
1,500,000 Landwirtschaftliche Rentenbank 0 .500 05/27/25 1,423,842
1,000,000 Landwirtschaftliche Rentenbank 1 .750 07/27/26 937,239
1,000,000 Mexico Government International Bond 3 .900 04/27/25 985,475
500,000 Mexico Government International Bond 4 .125 01/21/26 490,519
1,000,000 Mexico Government International Bond 4 .150 03/28/27 974,003
1,000,000 Nordic Investment Bank 0 .375 09/20/24 977,221
500,000 Nordic Investment Bank 2 .625 04/04/25 487,724
400,000 Nordic Investment Bank 5 .000 10/15/25 400,637
300,000 Panama Government International Bond 3 .750 03/16/25 291,785
460,000 Panama Government International Bond 7 .125 01/29/26 466,586
500,000 Peruvian Government International Bond 2 .392 01/23/26 473,125
1,015,000 Philippine Government International Bond 5 .500 03/30/26 1,025,601
1,250,000 Province of British Columbia Canada 0 .900 07/20/26 1,146,758
2,595,000 Province of Ontario Canada 1 .050 04/14/26 2,406,313
500,000 Province of Ontario Canada 2 .300 06/15/26 473,982
750,000 Province of Quebec Canada 1 .500 02/11/25 726,714
1,000,000 Province of Quebec Canada 0 .600 07/23/25 944,235
600,000 Province of Quebec Canada 2 .500 04/20/26 573,051
1,000,000 Republic of Italy Government International Bond 0 .875 05/06/24 995,300
300,000 Republic of Italy Government International Bond 2 .375 10/17/24 294,625
500,000 Republic of Italy Government International Bond 1 .250 02/17/26 463,755
400,000 Republic of Poland Government International Bond 3 .250 04/06/26 388,000
925,000 Svensk Exportkredit AB 0 .625 10/07/24 902,506
750,000 Svensk Exportkredit AB 4 .000 07/15/25 739,803
750,000 Svensk Exportkredit AB 4 .625 11/28/25 745,972
1,000,000 Svensk Exportkredit AB 4 .375 02/13/26 991,085
200,000 Svensk Exportkredit AB 4 .875 09/14/26 200,684
TOTAL FOREIGN GOVERNMENT BONDS 95,822,243
U.S. TREASURY SECURITIES - 65 .7%
26,000,000 United States Treasury Note 1 .750 03/15/25 25,203,280
15,000,000 United States Treasury Note 2 .625 04/15/25 14,639,079

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 35,000,000 United States Treasury Note 2 .750% 05/15/25 $ 34,153,711
26,000,000 United States Treasury Note 2 .875 06/15/25 25,370,312
30,500,000 United States Treasury Note 4 .625 06/30/25 30,389,199
33,000,000 United States Treasury Note 3 .000 07/15/25 32,226,562
14,750,000 United States Treasury Note 4 .750 07/31/25 14,724,072
43,000,000 United States Treasury Note 3 .125 08/15/25 42,020,742
5,000,000 United States Treasury Note 0 .250 08/31/25 4,687,891
34,500,000 United States Treasury Note 3 .500 09/15/25 33,855,820
4,000,000 United States Treasury Note 0 .250 09/30/25 3,737,969
9,000,000 United States Treasury Note 5 .000 09/30/25 9,022,148
30,000,000 United States Treasury Note 4 .250 10/15/25 29,752,734
15,000,000 United States Treasury Note 5 .000 10/31/25 15,042,188
52,000,000 United States Treasury Note 4 .500 11/15/25 51,766,406
29,500,000 United States Treasury Note 4 .875 11/30/25 29,542,637
42,000,000 United States Treasury Note 4 .000 12/15/25 41,483,203
38,800,000 United States Treasury Note 4 .250 12/31/25 38,480,203
47,500,000 United States Treasury Note 3 .875 01/15/26 46,820,898
27,500,000 United States Treasury Note 4 .250 01/31/26 27,283,008
63,000,000 United States Treasury Note 4 .000 02/15/26 62,217,422
20,000,000 (a) United States Treasury Note 4 .625 02/28/26 19,983,594
53,000,000 United States Treasury Note 4 .625 03/15/26 52,954,453
19,750,000 United States Treasury Note 4 .500 03/31/26 19,700,625
14,500,000 United States Treasury Note 3 .750 04/15/26 14,249,649
79,750,000 United States Treasury Note 3 .625 05/15/26 78,167,461
56,000,000 United States Treasury Note 4 .125 06/15/26 55,448,750
26,700,000 United States Treasury Note 4 .500 07/15/26 26,660,367
73,000,000 United States Treasury Note 4 .375 08/15/26 72,720,547
41,000,000 United States Treasury Note 4 .625 09/15/26 41,089,688
26,000,000 United States Treasury Note 4 .625 10/15/26 26,074,141
10,000,000 United States Treasury Note 1 .125 10/31/26 9,184,375
10,000,000 United States Treasury Note 1 .625 10/31/26 9,308,203
68,800,000 United States Treasury Note 4 .625 11/15/26 69,023,063
49,650,000 United States Treasury Note 4 .375 12/15/26 49,527,814
51,800,000 United States Treasury Note 4 .000 01/15/27 51,180,828
60,500,000 United States Treasury Note 4 .125 02/15/27 59,989,531
43,000,000 United States Treasury Note 4 .250 03/15/27 42,801,797
TOTAL U.S. TREASURY SECURITIES 1,310,484,370
TOTAL GOVERNMENT BONDS 1,446,467,471
(Cost $1,457,813,094)
STRUCTURED ASSETS - 0 .0%
ASSET BACKED - 0 .0%
200,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 199,847
Series - 2019 1 (Class AA)
267,528 United Airlines Pass Through Trust 4 .000 04/11/26 259,147
Series - 2020 A (Class A)
157,852 United Airlines Pass Through Trust 3 .750 09/03/26 152,906
Series - 2014 2 (Class A)
TOTAL ASSET BACKED 611,900
TOTAL STRUCTURED ASSETS 611,900
(Cost $609,981)
TOTAL LONG-TERM INVESTMENTS 1,976,060,571
(Cost $1,988,569,411)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 2.2%
GOVERNMENT AGENCY DEBT - 0 .0%
$ 100,000 Federal Home Loan Bank (FHLB) 0 .000 04/30/24 99,526
TOTAL GOVERNMENT AGENCY DEBT 99,526

Short Term Bond Index Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
TREASURY DEBT - 2 .2%
$ 37,060,000 United States Treasury Bill 0 .000% 04/16/24 $ 36,978,629
7,500,000 United States Treasury Bill 0 .000 05/09/24 7,458,287
TOTAL TREASURY DEBT 44,436,916
TOTAL SHORT-TERM INVESTMENTS 44,536,442
(Cost $44,536,669)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
4,137,191 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .340 (f) 4,137,191
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 4,137,191
(Cost $4,137,191)
TOTAL INVESTMENTS - 101.4% 2,024,734,204
(Cost $2,037,243,271)
OTHER ASSETS & LIABILITIES, NET - (1.4)% (28,460,948)
NET ASSETS - 100.0% $ 1,996,273,256
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,028,323.
(b)
When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments
Money Market Fund March 31, 2024

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 103.3%
GOVERNMENT AGENCY DEBT - 14 .6%
$ 550,000 Federal Agricultural Mortgage Corp (FAMC) 0 .000% 12/30/24 $ 529,229
19,450,000 Federal Farm Credit Bank (FFCB) 0 .000 04/11/24 19,421,473
10,015,000 FFCB 0 .000 04/17/24 9,991,479
3,890,000 FFCB 0 .000 04/22/24 3,878,019
4,750,000 FFCB 0 .000 04/24/24 4,733,977
100,000 FFCB 3 .250 08/01/24 99,295
12,500,000 FFCB 0 .000 10/18/24 12,168,055
4,750,000 FFCB 0 .000 12/10/24 4,593,439
3,497,000 FFCB 5 .000 03/28/25 3,496,573
1,376,000 Federal Home Loan Bank (FHLB) 0 .000 04/03/24 1,375,596
300,000 FHLB 0 .000 04/05/24 299,824
1,950,000 FHLB 5 .300 04/19/24 1,949,627
950,000 FHLB 1 .000 04/25/24 947,213
556,000 FHLB 0 .000 04/26/24 553,957
600,000 FHLB 0 .000 05/22/24 595,503
1,595,000 FHLB 3 .750 05/28/24 1,590,728
5,700,000 FHLB 3 .250 06/28/24 5,669,801
705,000 FHLB 0 .000 08/06/24 692,142
2,230,000 FHLB 0 .000 08/09/24 2,188,646
22,350,000 FHLB 0 .000 08/14/24 21,920,424
41,000,000 FHLB 0 .000 10/15/24 39,871,463
34,040,000 FHLB 0 .000 10/31/24 33,037,011
100,000 FHLB 0 .000 11/01/24 97,028
285,000 FHLB 0 .000 12/13/24 274,842
9,000,000 FHLB 0 .001 01/16/25 8,648,375
13,750,000 FHLB 0 .000 01/23/25 13,206,067
700,000 FHLB 0 .000 01/30/25 671,213
17,750,000 FHLB 0 .000 02/05/25 17,036,968
4,490,000 FHLB 0 .000 02/06/25 4,310,021
12,100,000 FHLB 0 .000 02/10/25 11,596,035
17,800,000 FHLB 0 .000 02/14/25 17,041,329
17,000,000 FHLB 0 .000 02/18/25 16,267,867
16,000,000 FHLB 0 .000 02/26/25 15,293,867
500,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .500 05/20/24 496,749
750,000 Federal National Mortgage Association (FNMA) 0 .350 05/17/24 745,264
24,865,000 Tennessee Valley Authority (TVA) 0 .000 04/10/24 24,832,104
TOTAL GOVERNMENT AGENCY DEBT 300,121,203
REPURCHASE AGREEMENT - 41 .7%
858,349,000 (a) Fixed Income Clearing Corp (FICC) 5 .320 04/01/24 858,349,000
TOTAL REPURCHASE AGREEMENT 858,349,000
TREASURY DEBT - 38 .3%
50,000,000 United States Treasury Bill 0 .000 04/02/24 49,992,687
78,455,000 United States Treasury Bill 0 .000 04/09/24 78,362,986
12,850,000 United States Treasury Bill 0 .000 04/11/24 12,831,127
101,300,000 United States Treasury Bill 0 .000 04/16/24 101,077,240
46,035,000 United States Treasury Bill 0 .000 04/18/24 45,920,373
28,560,000 United States Treasury Bill 0 .000 04/23/24 28,467,659
44,445,000 United States Treasury Bill 0 .000 04/25/24 44,288,405
118,000,000 United States Treasury Bill 0 .000 04/30/24 117,507,926
26,760,000 United States Treasury Bill 0 .000 05/02/24 26,638,251
35,435,000 United States Treasury Bill 0 .000 05/07/24 35,247,903
17,785,000 United States Treasury Bill 0 .000 05/14/24 17,672,942
14,950,000 United States Treasury Bill 0 .000 06/18/24 14,781,126
44,500,000 United States Treasury Bill 0 .000 06/20/24 43,981,822
34,500,000 United States Treasury Bill 0 .000 07/09/24 34,006,176
17,975,000 United States Treasury Bill 0 .000 08/08/24 17,650,049

Money Market Fund March 31, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TREASURY DEBT—continued
$ 34,750,000 United States Treasury Bill 0 .000% 08/15/24 $ 34,085,227
8,550,000 United States Treasury Bill 0 .000 08/29/24 8,367,137
35,500,000 United States Treasury Bill 0 .000 09/05/24 34,709,647
9,100,000 United States Treasury Bill 0 .000 10/03/24 8,856,313
18,000,000 United States Treasury Bill 0 .000 03/20/25 17,151,035
9,500,000 United States Treasury Note 0 .750 11/15/24 9,240,180
8,500,000 United States Treasury Note 2 .250 11/15/24 8,362,058
TOTAL TREASURY DEBT 789,198,269
VARIABLE RATE SECURITIES - 8 .7%
2,525,000 (b) Federal Farm Credit Bank (FFCB) SOFR + 0.050% 5 .370 04/12/24 2,525,000
36,000,000 (b) Federal Home Loan Bank (FHLB) SOFR - 0.000% 5 .330 05/16/24 36,000,000
45,000,000 (b) FHLB SOFR - 0.000% 5 .330 05/20/24 45,000,000
36,000,000 (b) FHLB SOFR - 0.000% 5 .330 05/21/24 36,000,000
40,750,000 (b) United States Treasury Floating Rate Note US Treasury Bill 3 M - 0.075% 5 .225 04/30/24 40,745,578
20,000,000 (b) United States Treasury Floating Rate Note US Treasury Bill 3 M + 0.037% 5 .337 07/31/24 19,997,300
TOTAL VARIABLE RATE SECURITIES 180,267,878
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,127,936,350) 2,127,936,350
TOTAL INVESTMENTS - 103.3% 2,127,936,350
(Cost $2,127,936,350)
OTHER ASSETS & LIABILITIES, NET - (3.3)% (68,936,225)
NET ASSETS - 100.0% $ 2,059,000,125
M Month
SOFR Secure Overnight Financing Rate
(a) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 3/28/24 to be repurchased at $858,856,380 on 4/1/24, collateralized by Government Agency
Securities, with coupon rates 0.625%–1.500% and maturity dates 7/31/26–8/15/26, valued at $875,516,053.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Statement of Assets and Liabilities
See Notes to Financial Statements

March 31, 2024
8.1
Bond Index
8.2
Core Bond
8.3
Core Impact Bond
8.4
Core Plus Bond
8.5
5–15 Year
Laddered Tax
Exempt Bond
ASSETS
Long-term investments, at value
*†
$ 23,448,892,446 $ 9,907,199,414 $ 6,243,534,726 $ 4,652,167,783 $ 220,783,221
Short-term investments, at value
#
152,691,793 59,902,536 39,512,265 54,156,553 420,000
Investments purchased with collateral from securities
lending, at value (cost approximates value) 285,873,107 127,425,111 210,662,835 55,272,446 –
Cash 56,886 543,968 – 645,389 4,452
Cash collateral at brokers for investments in futures
contracts – – – – –
Cash collateral at brokers for investments in mortgage
dollar rolls – 28,650,000 25,927,560 20,300,000 –
Receivables:
Dividends – 164,477 215,646 70,327 –
Interest 163,904,729 79,900,203 48,456,763 40,123,907 2,635,729
Investments sold 92,828,407 27,959,498 15,965,176 13,186,525 –
Reclaims 4,003 – – – –
Reimbursement from Adviser 814,522 1,010,448 – 661,601 7,624
Shares sold 131,199,949 44,269,521 7,053,108 35,380,571 11,041
Unrealized appreciation on forward foreign currency
contracts – 126,587 298,311 51,645 –
Other 1,406,652 1,679,420 434,539 506,379 83,325
Total assets 24,277,672,494 10,278,831,183 6,592,060,929 4,872,523,126 223,945,392
LIABILITIES
Due to affiliates 34,070 20,300 14,629 13,748 4,940
Cash overdraft – – 619,111 – –
Payables:
Management fees 1,185,523 2,309,575 1,757,142 1,131,508 47,270
Collateral from securities lending 285,873,107 127,425,111 210,662,835 55,272,446 –
Dividends 37,652,482 17,774,424 4,641,978 13,574,647 41,828
Capital gain taxes – 5,095 – – –
Investments purchased - regular settlement 263,965,753 21,270,558 29,034,298 13,350,416 1,210,000
Investments purchased - when-issued/delayed-
delivery settlement 54,583,275 36,041,688 22,780,768 30,993,107 –
Shares redeemed 21,594,999 13,634,536 11,707,440 1,174,072 63,611
Service agreement fees 107,181 172,465 204,689 74,496 75
Variation margin on futures contracts – – – – –
Accrued expenses:
Custodian fees 150,141 44,143 24,028 32,914 4,939
Professional fees 21,783 8,021 5,073 3,769 569
Shareholder reporting expenses 55,546 115,638 56,548 17,152 2,372
Shareholder servicing agent fees 4,406 7,347 10,538 28,775 11,021
Trustees fees 1,230,276 1,554,138 194,303 472,130 84,108
12b-1 distribution and service fees 9,117 15,877 55,260 48,133 45,447
Other 330,888 117,673 227,622 43,580 4,886
Total liabilities 666,798,547 220,516,589 281,996,262 116,230,893 1,521,066
Net assets $ 23,610,873,947 $ 10,058,314,594 $ 6,310,064,667 $ 4,756,292,233 $ 222,424,326
NET ASSETS CONSIST OF:
Paid-in capital $ 26,367,124,414 $ 11,575,100,897 $ 7,383,757,222 $ 5,517,251,590 $ 237,809,011
Total distributable earnings (loss) (2,756,250,467) (1,516,786,303) (1,073,692,555) (760,959,357) (15,384,685)
Net assets $ 23,610,873,947 $ 10,058,314,594 $ 6,310,064,667 $ 4,756,292,233 $ 222,424,326
*
Includes securities loaned of $ 316,415,796 $ 129,844,666 $ 207,881,796 $ 60,866,438 $ –
†
Long-term investments, cost $ 25,926,330,298 $ 10,654,112,720 $ 6,668,344,748 $ 5,026,510,188 $ 224,918,840
#
Short-term investments, cost $ 152,692,814 $ 59,903,779 $ 39,530,106 $ 54,135,644 $ 420,000

See Notes to Financial Statements

8.6
Green Bond
8.7
High Yield
8.8
Inflation Linked
Bond
8.9
Short Duration
Impact Bond
9.01
Short Term Bond
9.1
Short Term Bond
Index
9.2
Money Market
$ 155,526,322 $ 1,934,707,704 $ 2,938,945,669 $ 75,317,241 $ 1,824,696,266 $ 1,976,060,571 $ –
4,340,000 50,560,204 5,880,000 570,000 11,536,720 44,536,442 2,127,936,350
3,263,021 43,945,920 – 2,121,069 67,486,279 4,137,191 –
47,965 1,084,046 – 6,648 – 7,970 33,755
– – 41,562 – 150,279 – –
– – – – – – –
– 38,260 – – – – –
1,404,382 32,977,748 9,212,201 786,923 13,245,368 18,175,243 2,029,315
2,500 20,373,778 – 2,587 4,170,780 – –
– – – – – 542 –
21,979 123,602 458,691 23,527 211,192 73,173 –
44,633 5,616,674 27,381,430 158,454 14,268,233 22,703,336 1,073,574
– – – – – – –
4,322 497,416 589,226 1,196 262,248 35,305 –
164,655,124 2,089,925,352 2,982,508,779 78,987,645 1,936,027,365 2,065,729,773 2,131,072,994
7,156 10,871 11,755 7,091 10,779 10,202 9,492
– – 36,026 – 373,352 – –
52,877 575,300 600,322 18,899 383,615 82,829 175,468
3,263,021 43,945,920 – 2,121,069 67,486,279 4,137,191 –
250,254 2,663,127 – 93,131 4,143,786 4,360,720 25,774
– – – – – – –
2,312,421 12,385,826 – 250,000 1,424,403 59,615,238 69,712,261
1,893,920 37,366,345 – 449,460 5,493,742 1,000,000 –
156,959 1,563,351 355,486 150,255 671,857 8,258 1,829,608
8,608 45,576 39,484 1,370 73,739 140,561 140,490
– – 41,563 – 150,312 – –
5,630 6,486 4,740 4,643 9,052 14,612 9,467
606 2,351 2,635 564 2,079 1,940 5,921
8,040 43,426 – 1,962 17,739 – 1,530
699 15,276 13,757 173 14,530 579 44,759
2,242 474,984 596,579 1,259 261,215 37,135 6,932
1,629 47,119 25,414 795 24,356 569 68,328
8,235 9,835 21,343 6,867 7,419 46,683 42,839
7,972,297 99,155,793 1,749,104 3,107,538 80,548,254 69,456,517 72,072,869
$ 156,682,827 $ 1,990,769,559 $ 2,980,759,675 $ 75,880,107 $ 1,855,479,111 $ 1,996,273,256 $ 2,059,000,125
$ 171,388,675 $ 2,507,539,059 $ 3,172,242,808 $ 77,847,751 $ 1,934,246,583 $ 2,062,111,991 $ 2,058,969,382
(14,705,848) (516,769,500) (191,483,133) (1,967,644) (78,767,472) (65,838,735) 30,743
$ 156,682,827 $ 1,990,769,559 $ 2,980,759,675 $ 75,880,107 $ 1,855,479,111 $ 1,996,273,256 $ 2,059,000,125
$ 3,180,719 $ 66,643,700 $ – $ 2,067,403 $ 65,902,274 $ 4,028,323 $ –
$ 165,229,345 $ 1,998,931,841 $ 3,089,223,807 $ 76,379,689 $ 1,855,415,255 $ 1,988,569,411 $ –
$ 4,340,000 $ 50,561,344 $ 5,880,000 $ 570,000 $ 11,537,850 $ 44,536,669 $ 2,127,936,350

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

(continued)
(continued)
Statement of Assets and Liabilities
(continued)
March 31, 2024
8.1
Bond Index
8.2
Core Bond
8.3
Core Impact Bond
8.4
Core Plus Bond
8.5
5–15 Year
Laddered Tax
Exempt Bond
CLASS A:
Net assets $ 27,552,179 $ 72,944,898 $ 256,020,052 $ 225,708,298 $ 213,880,113
Shares outstanding 2,888,095 7,883,950 28,718,323 24,690,855 21,729,950
Net asset value per share $ 9 .54 $ 9 .25 $ 8 .91 $ 9 .14 $ 9 .84
CLASS I:
Net assets $ 26,193,887 $ 656,689,385 $ 1,076,782,051 $ 81,467,231 $ 362,207
Shares outstanding 2,746,927 72,181,905 120,650,418 8,921,126 36,874
Net asset value per share $ 9 .54 $ 9 .10 $ 8 .92 $ 9 .13 $ 9 .82
PREMIER CLASS:
Net assets $ 26,250,471 $ 3,303,690 $ 12,112,805 $ 3,186,201 $ –
Shares outstanding 2,753,532 363,397 1,357,732 349,330 –
Net asset value per share $ 9 .53 $ 9 .09 $ 8 .92 $ 9 .12 $ –
CLASS R6:
Net assets $ 9,800,915,056 $ 4,978,393,609 $ 4,746,237,206 $ 1,562,696,275 $ 8,182,006
Shares outstanding 1,027,904,393 547,643,535 532,075,692 171,268,766 832,088
Net asset value per share $ 9 .53 $ 9 .09 $ 8 .92 $ 9 .12 $ 9 .83
RETIREMENT CLASS:
Net assets $ 485,742,984 $ 135,577,664 $ 218,912,553 $ 276,486,582 $ –
Shares outstanding 50,920,666 14,638,343 24,534,067 30,266,744 –
Net asset value per share $ 9 .54 $ 9 .26 $ 8 .92 $ 9 .13 $ –
CLASS W:
Net assets $ 13,244,219,370 $ 4,211,405,348 $ – $ 2,606,747,646 $ –
Shares outstanding 1,388,856,377 463,229,991 – 285,699,217 –
Net asset value per share $ 9 .54 $ 9 .09 $ – $ 9 .12 $ –
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements

8.6
Green Bond
8.7
High Yield
8.8
Inflation Linked
Bond
8.9
Short Duration
Impact Bond
9.01
Short Term Bond
9.1
Short Term Bond
Index
9.2
Money Market
$ 7,294,024 $ 217,020,728 $ 119,139,203 $ 3,170,358 $ 113,690,928 $ 2,506,862 $ 300,126,179
801,980 24,835,013 11,720,669 331,321 11,380,289 262,562 300,100,077
$ 9 .10 $ 8 .74 $ 10 .16 $ 9 .57 $ 9 .99 $ 9 .55 $ 1 .00
$ 36,073,024 $ 4,329,394 $ 67,635,549 $ 1,808,632 $ 184,642,159 $ 586,295 $ 42,361,171
3,968,581 498,085 6,446,249 189,197 18,501,127 61,410 42,360,564
$ 9 .09 $ 8 .69 $ 10 .49 $ 9 .56 $ 9 .98 $ 9 .55 $ 1 .00
$ 909,384 $ 11,463,632 $ 948,320 $ 956,908 $ 2,336,983 $ 336,983 $ 39,332,211
100,000 1,316,096 90,585 100,000 233,889 35,303 39,322,564
$ 9 .09 $ 8 .71 $ 10 .47 $ 9 .57 $ 9 .99 $ 9 .55 $ 1 .00
$ 98,937,315 $ 1,140,584,328 $ 565,534,980 $ 63,995,151 $ 449,542,526 $ 79,944,273 $ 1,033,788,035
10,879,227 131,093,518 53,910,692 6,687,915 45,027,666 8,368,399 1,033,741,229
$ 9 .09 $ 8 .70 $ 10 .49 $ 9 .57 $ 9 .98 $ 9 .55 $ 1 .00
$ 13,469,080 $ 211,788,747 $ 120,532,788 $ 5,949,058 $ 171,099,224 $ 678,475,882 $ 643,392,529
1,480,970 24,336,298 11,384,533 621,653 17,119,839 71,027,002 643,373,470
$ 9 .09 $ 8 .70 $ 10 .59 $ 9 .57 $ 9 .99 $ 9 .55 $ 1 .00
$ – $ 405,582,730 $ 2,106,968,835 $ – $ 934,167,291 $ 1,234,422,961 $ –
– 46,614,979 200,864,379 – 93,577,772 129,219,150 –
$ – $ 8 .70 $ 10 .49 $ – $ 9 .98 $ 9 .55 $ –
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements

Year Ended March 31, 2024
8.1
Bond Index
8.2
Core Bond
8.3
Core Impact Bond
8.4
Core Plus Bond
8.5
5–15 Year
Laddered Tax
Exempt Bond
INVESTMENT INCOME
Dividends $ – $ 657,888 $ 2,787,739 $ 281,399 $ –
Interest 683,319,077 424,512,816 260,488,080 219,285,028 6,826,940
Securities lending income, net 1,737,293 1,060,973 1,185,673 554,382 –
Tax withheld (4,825) (26,000) (181,903) (11,751) –
Total investment income 685,051,545 426,205,677 264,279,589 220,109,058 6,826,940
EXPENSES
Management fees 12,936,363 26,267,648 20,018,361 12,829,132 566,412
12b-1 distribution and service fees — Class A 68,036 185,940 629,553 568,010 544,389
12b-1 distribution and service fees — Premier Class 37,584 6,420 20,991 6,618 –
Shareholder servicing agent fees — Class A 19,185 40,137 36,416 178,350 74,128
Shareholder servicing agent fees — Class I 26,026 900,416 790,750 71,590 398
Shareholder servicing agent fees — Premier Class 118 86 15,339 78 –
Shareholder servicing agent fees — Class R6 7,474 5,991 3,962 3,337 94
Shareholder servicing agent fees — Retirement Class 1,250,261 315,347 597,628 709,975 –
Shareholder servicing agent fees — Class W 7,590 2,698 – 1,829 –
Administrative service fees 281,116 161,616 116,692 111,029 40,641
Trustees fees 362,524 162,540 102,834 76,665 3,948
Custodian expenses 930,352 256,874 146,171 191,269 32,071
Overdraft expense 340 860 9,794 1,079 845
Professional fees 181,177 104,320 74,524 84,519 38,682
Registration fees 96,953 104,637 118,333 84,259 47,828
Shareholder reporting expenses 445,529 557,326 321,901 101,874 20,087
Other 548,250 234,680 583,140 97,801 21,551
Total expenses 17,198,878 29,307,536 23,586,389 15,117,414 1,391,074
Expenses reimbursed by the investment adviser (8,292,627) (11,271,884) (9,427) (7,254,194) (91,266)
Fee waiver by investment adviser and Nuveen Securities – – (75,254) – –
Net expenses 8,906,251 18,035,652 23,501,708 7,863,220 1,299,808
Net investment income (loss) 676,145,294 408,170,025 240,777,881 212,245,838 5,527,132
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments
*
(81,240,612) (174,827,653) (188,958,431) (72,411,998) (9,283,554)
Futures contracts – – – – –
Swaps contracts – (26,201,433) – (25,383,776) –
Foreign currency transactions 18,269 (135,104) (910,370) 229,103 987
Net realized gain (loss) (81,222,343) (201,164,190) (189,868,801) (97,566,671) (9,282,567)
Change in unrealized appreciation (depreciation) on:
Investments
‡
(206,131,743) 99,326,653 111,534,447 57,500,018 9,707,237
Futures contracts – – – – –
Forward foreign currency contracts – 126,587 298,311 51,645 –
Foreign currency translations – (15,332) (11,596) (7,259) –
Net change in unrealized appreciation (depreciation) (206,131,743) 99,437,908 111,821,162 57,544,404 9,707,237
Net realized and unrealized gain (loss) (287,354,086) (101,726,282) (78,047,639) (40,022,267) 424,670
Net increase (decrease) in net assets from operations $ 388,791,208 $ 306,443,743 $ 162,730,242 $ 172,223,571 $ 5,951,802
*   Net of foreign capital gains tax $ – $ 6,210 $ – $ – $ –
‡
Net of change in unrealized foreign capital gains
taxes $ – $ 6,785 $ – $ – $ –

See Notes to Financial Statements

8.6
Green Bond
8.7
High Yield
8.8
Inflation Linked
Bond
8.9
Short Duration
Impact Bond
9.01
Short Term Bond
9.1
Short Term Bond
Index
9.2
Money Market
$ 62,563 $ 1,777,944 $ – $ – $ – $ – $ –
6,523,283 134,515,690 100,756,159 3,356,367 78,830,515 64,581,746 105,058,923
17,269 737,034 4,108 7,095 105,036 35,602 –
(2,688) – – – – (1,438) –
6,600,427 137,030,668 100,760,267 3,363,462 78,935,551 64,615,910 105,058,923
573,485 6,968,026 6,827,603 213,924 4,735,424 860,532 1,988,458
18,051 523,865 308,360 7,883 291,496 6,280 742,597
1,347 19,534 2,645 1,426 4,785 623 61,386
4,337 93,665 72,627 927 73,819 2,270 286,293
38,095 5,996 84,509 507 179,021 692 15,425
39 86 69 39 62 54 123
199 5,567 1,634 173 1,986 626 941
33,818 531,444 324,698 15,677 484,436 1,352,208 1,508,328
– 690 1,489 – 834 830 –
59,198 87,100 95,226 58,485 87,244 84,579 78,920
2,455 36,241 48,525 1,263 33,915 28,437 33,762
33,655 40,798 28,114 28,307 51,554 96,242 56,862
1,616 38,090 11,048 392 21,823 – –
49,154 73,010 53,860 49,843 62,364 59,974 68,266
76,114 107,672 68,424 75,352 95,038 80,559 114,236
37,913 103,675 63,386 15,790 82,911 34,923 49,692
23,073 45,676 71,168 20,834 47,764 87,681 70,182
952,549 8,681,135 8,063,385 490,822 6,254,476 2,696,510 5,075,471
(214,319) (1,438,352) (4,502,288) (214,729) (2,364,283) (834,059) –
– (28,935) (567,618) – – – –
738,230 7,213,848 2,993,479 276,093 3,890,193 1,862,451 5,075,471
5,862,197 129,816,820 97,766,788 3,087,369 75,045,358 62,753,459 99,983,452
(2,289,499) (100,730,178) (28,923,577) (164,600) (19,917,602) (24,386,742) 25,713
– – (2,542,311) – (5,461,987) – –
– – – – – – –
– 21,272 1,052 – 42,686 1,146 1,908
(2,289,499) (100,708,906) (31,464,836) (164,600) (25,336,903) (24,385,596) 27,621
721,808 173,486,086 (13,708,398) 161,272 37,639,177 20,628,988 –
– – 204,340 – 1,160,210 – –
– – – – – – –
– – – – – – –
721,808 173,486,086 (13,504,058) 161,272 38,799,387 20,628,988 –
(1,567,691) 72,777,180 (44,968,894) (3,328) 13,462,484 (3,756,608) 27,621
$ 4,294,506 $ 202,594,000 $ 52,797,894 $ 3,084,041 $ 88,507,842 $ 58,996,851 $ 100,011,073
$ – $ – $ – $ – $ – $ – $ –
$ – $ – $ – $ – $ – $ – $ –

Statement of Changes in Net Assets
See Notes to Financial Statements

8.1
Bond Index
8.2
Core Bond
Year Ended
3/31/24
Year Ended
3/31/23
Year Ended
3/31/24
Year Ended
3/31/23
OPERATIONS
Net investment income (loss) $ 676,145,294 $ 519,057,008 $ 408,170,025 $ 320,199,740
Net realized gain (loss) (81,222,343) (173,792,093) (201,164,190) (434,526,087)
Net change in unrealized appreciation (depreciation) (206,131,743) (1,384,520,326) 99,437,908 (405,376,383)
Net increase (decrease) in net assets from operations 388,791,208 (1,039,255,411) 306,443,743 (519,702,730)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (755,316) (672,315) (2,780,120) (2,443,052)
Class I (784,005) (439,043) (25,327,335) (26,918,178)
Premier Class (737,754) (604,970) (164,999) (182,410)
Class R6 (291,349,797) (236,375,604) (195,082,646) (144,872,829)
Retirement Class (14,192,796) (13,488,888) (4,774,776) (4,244,938)
Class W (368,253,949) (277,217,799) (168,924,929) (139,587,542)
Total distributions (676,073,617) (528,798,619) (397,054,805) (318,248,949)
FUND SHARE TRANSACTIONS
Subscriptions 5,159,333,860 4,374,692,375 2,367,607,244 2,464,091,276
Reinvestments of distributions 300,223,745 251,348,982 200,006,172 157,462,557
Redemptions (2,394,561,171) (3,351,994,269) (1,748,819,913) (2,867,995,627)
Net increase (decrease) from Fund share transactions 3,064,996,434 1,274,047,088 818,793,503 (246,441,794)
Net increase (decrease) in net assets 2,777,714,025 (294,006,942) 728,182,441 (1,084,393,473)
Net assets at the beginning of period 20,833,159,922 21,127,166,864 9,330,132,153 10,414,525,626
Net assets at the end of period $ 23,610,873,947 $ 20,833,159,922 $ 10,058,314,594 $ 9,330,132,153

See Notes to Financial Statements

8.3
Core Impact Bond
8.4
Core Plus Bond
8.5
5–15 Year Laddered Tax Exempt Bond
8.6
Green Bond
Year Ended
3/31/24
Year Ended
3/31/23
Year Ended
3/31/24
Year Ended
3/31/23
Year Ended
3/31/24
Year Ended
3/31/23
Year Ended
3/31/24
Year Ended
3/31/23
$ 240,777,881 $ 187,192,951 $ 212,245,838 $ 175,693,348 $ 5,527,132 $ 5,197,446 $ 5,862,197 $ 4,245,596
(189,868,801) (371,581,243) (97,566,671) (238,101,662) (9,282,567) (1,935,921) (2,289,499) (2,656,299)
111,821,162 (209,603,114) 57,544,404 (211,020,420) 9,707,237 (4,628,213) 721,808 (6,804,387)
162,730,242 (393,991,406) 172,223,571 (273,428,734) 5,951,802 (1,366,688) 4,294,506 (5,215,090)
– – – – – – – –
(9,502,826) (7,598,207) (9,126,155) (8,208,003) (5,291,216) (5,094,982) (277,620) (228,313)
(40,319,601) (38,945,706) (3,585,913) (4,258,898) (10,861) (14,827) (1,600,890) (1,035,465)
(528,330) (704,962) (183,385) (224,306) – – (36,021) (30,408)
(182,548,631) (130,929,073) (64,332,363) (52,105,839) (227,471) (344,711) (3,440,246) (2,552,898)
(8,981,442) (8,916,615) (11,615,916) (9,771,134) – – (527,711) (463,784)
– – (112,277,933) (99,178,801) – – – –
(241,880,830) (187,094,563) (201,121,665) (173,746,981) (5,529,548) (5,454,520) (5,882,488) (4,310,868)
1,885,268,213 2,546,541,924 830,859,738 988,591,752 8,472,343 9,466,849 37,769,015 60,989,316
189,317,510 143,016,146 55,532,199 45,241,266 5,082,701 5,010,113 3,092,068 1,941,122
(1,790,965,829) (2,917,650,557) (606,399,433) (1,332,571,941) (28,663,480) (37,611,029) (26,372,148) (14,066,115)
283,619,894 (228,092,487) 279,992,504 (298,738,923) (15,108,436) (23,134,067) 14,488,935 48,864,323
204,469,306 (809,178,456) 251,094,410 (745,914,638) (14,686,182) (29,955,275) 12,900,953 39,338,365
6,105,595,361 6,914,773,817 4,505,197,823 5,251,112,461 237,110,508 267,065,783 143,781,874 104,443,509
$ 6,310,064,667 $ 6,105,595,361 $ 4,756,292,233 $ 4,505,197,823 $ 222,424,326 $ 237,110,508 $ 156,682,827 $ 143,781,874

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

(continued)
(continued)
Statement of Changes in Net Assets
(continued)
8.7
High Yield
8.8
Inflation Linked Bond
Year Ended
3/31/24
Year Ended
3/31/23
Year Ended
3/31/24
Year Ended
3/31/23
OPERATIONS
Net investment income (loss) $ 129,816,820 $ 148,856,912 $ 97,766,788 $ 175,090,224
Net realized gain (loss) (100,708,906) (146,951,176) (31,464,836) (6,694,838)
Net change in unrealized appreciation (depreciation) 173,486,086 (117,582,397) (13,504,058) (264,073,468)
Net increase (decrease) in net assets from operations 202,594,000 (115,676,661) 52,797,894 (95,678,082)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (12,822,845) (11,980,018) (4,320,896) (9,349,984)
Class I (329,715) (468,256) (2,907,314) (9,125,884)
Premier Class (817,536) (878,896) (66,748) (174,643)
Class R6 (76,149,838) (93,673,883) (21,921,451) (41,697,205)
Retirement Class (13,088,575) (12,606,255) (4,434,311) (10,247,412)
Class W (26,623,978) (30,073,691) (77,573,048) (125,462,798)
Total distributions (129,832,487) (149,680,999) (111,223,768) (196,057,926)
FUND SHARE TRANSACTIONS
Subscriptions 524,846,613 1,040,501,943 635,455,050 550,990,285
Reinvestments of distributions 93,011,204 100,797,356 31,518,048 77,248,265
Redemptions (1,103,481,492) (1,610,222,904) (477,969,028) (754,078,673)
Net increase (decrease) from Fund share transactions (485,623,675) (468,923,605) 189,004,070 (125,840,123)
Net increase (decrease) in net assets (412,862,162) (734,281,265) 130,578,196 (417,576,131)
Net assets at the beginning of period 2,403,631,721 3,137,912,986 2,850,181,479 3,267,757,610
Net assets at the end of period $ 1,990,769,559 $ 2,403,631,721 $ 2,980,759,675 $ 2,850,181,479

See Notes to Financial Statements

8.9
Short Duration Impact Bond
9.01
Short Term Bond
9.1
Short Term Bond Index
9.2
Money Market
Year Ended
3/31/24
Year Ended
3/31/23
Year Ended
3/31/24
Year Ended
3/31/23
Year Ended
3/31/24
Year Ended
3/31/23
Year Ended
3/31/24
Year Ended
3/31/23
$ 3,087,369 $ 1,712,629 $ 75,045,358 $ 53,947,722 $ 62,753,459 $ 23,944,208 $ 99,983,452 $ 44,216,477
(164,600) (689,325) (25,336,903) (17,717,107) (24,385,596) (28,340,599) 27,621 4,930
161,272 (380,515) 38,799,387 (21,377,734) 20,628,988 9,542,815 – –
3,084,041 642,789 88,507,842 14,852,881 58,996,851 5,146,424 100,011,073 44,221,407
– – – – – – – –
(128,439) (84,708) (4,089,679) (3,340,095) (82,962) (36,710) (14,281,090) (6,561,284)
(75,051) (235,319) (7,361,277) (5,885,186) (19,991) (11,384) (1,942,999) (403,263)
(39,984) (26,312) (116,334) (98,794) (14,310) (5,804) (2,044,951) (835,770)
(2,589,154) (1,198,855) (20,438,576) (15,748,188) (2,736,085) (1,249,968) (52,085,254) (26,632,720)
(254,903) (167,424) (6,901,049) (3,931,167) (18,660,925) (5,515,036) (29,631,070) (9,782,531)
– – (36,222,884) (27,449,270) (41,240,164) (17,125,172) – –
(3,087,531) (1,712,618) (75,129,799) (56,452,700) (62,754,437) (23,944,074) (99,985,364) (44,215,568)
23,511,732 63,903,872 431,661,050 824,522,467 585,111,175 458,076,214 813,404,690 1,278,886,284
2,056,709 1,017,464 26,956,163 20,992,887 21,498,929 6,812,374 99,644,437 44,071,314
(19,366,939) (32,427,321) (616,354,986) (800,794,611) (179,901,586) (234,466,863) (755,336,171) (872,092,995)
6,201,502 32,494,015 (157,737,773) 44,720,743 426,708,518 230,421,725 157,712,956 450,864,603
6,198,012 31,424,186 (144,359,730) 3,120,924 422,950,932 211,624,075 157,738,665 450,870,442
69,682,095 38,257,909 1,999,838,841 1,996,717,917 1,573,322,324 1,361,698,249 1,901,261,460 1,450,391,018
$ 75,880,107 $ 69,682,095 $ 1,855,479,111 $ 1,999,838,841 $ 1,996,273,256 $ 1,573,322,324 $ 2,059,000,125 $ 1,901,261,460

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.1
Bond Index
Class A:
3/31/24 $ 9 .68 $ 0 .26 $ ( 0 .14 ) $ 0 .12 $ ( 0 .26 ) $ — $ ( 0 .26 ) $ 9 .54
3/31/23 10 .45 0 .22 ( 0 .77 ) ( 0 .55 ) ( 0 .22 ) ( 0 .00 )
d
( 0 .22 ) 9 .68
3/31/22 11 .15 0 .18 ( 0 .68 ) ( 0 .50 ) ( 0 .18 ) ( 0 .02 ) ( 0 .20 ) 10 .45
3/31/21 11 .41 0 .21 ( 0 .17 ) 0 .04 ( 0 .21 ) ( 0 .09 ) ( 0 .30 ) 11 .15
3/31/20 10 .77 0 .25 0 .64 0 .89 ( 0 .25 ) — ( 0 .25 ) 11 .41
Class I:
3/31/24 9 .67 0 .28 ( 0 .13 ) 0 .15 ( 0 .28 ) — ( 0 .28 ) 9 .54
3/31/23 10 .44 0 .24 ( 0 .77 ) ( 0 .53 ) ( 0 .24 ) ( 0 .00 )
d
( 0 .24 ) 9 .67
3/31/22 11 .14 0 .20 ( 0 .68 ) ( 0 .48 ) ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 10 .44
3/31/21 11 .41 0 .23 ( 0 .18 ) 0 .05 ( 0 .23 ) ( 0 .09 ) ( 0 .32 ) 11 .14
3/31/20 10 .76 0 .27 0 .66 0 .93 ( 0 .28 ) — ( 0 .28 ) 11 .41
Premier Class:
3/31/24 9 .67 0 .28 ( 0 .14 ) 0 .14 ( 0 .28 ) — ( 0 .28 ) 9 .53
3/31/23 10 .44 0 .23 ( 0 .77 ) ( 0 .54 ) ( 0 .23 ) ( 0 .00 )
d
( 0 .23 ) 9 .67
3/31/22 11 .14 0 .19 ( 0 .68 ) ( 0 .49 ) ( 0 .19 ) ( 0 .02 ) ( 0 .21 ) 10 .44
3/31/21 11 .40 0 .22 ( 0 .16 ) 0 .06 ( 0 .23 ) ( 0 .09 ) ( 0 .32 ) 11 .14
3/31/20 10 .76 0 .27 0 .64 0 .91 ( 0 .27 ) — ( 0 .27 ) 11 .40
Class R6:
3/31/24 9 .67 0 .29 ( 0 .14 ) 0 .15 ( 0 .29 ) — ( 0 .29 ) 9 .53
3/31/23 10 .44 0 .25 ( 0 .77 ) ( 0 .52 ) ( 0 .25 ) ( 0 .00 )
d
( 0 .25 ) 9 .67
3/31/22 11 .14 0 .21 ( 0 .68 ) ( 0 .47 ) ( 0 .21 ) ( 0 .02 ) ( 0 .23 ) 10 .44
3/31/21 11 .40 0 .24 ( 0 .17 ) 0 .07 ( 0 .24 ) ( 0 .09 ) ( 0 .33 ) 11 .14
3/31/20 10 .76 0 .29 0 .64 0 .93 ( 0 .29 ) — ( 0 .29 ) 11 .40
Retirement Class:
3/31/24 9 .68 0 .27 ( 0 .14 ) 0 .13 ( 0 .27 ) — ( 0 .27 ) 9 .54
3/31/23 10 .45 0 .23 ( 0 .77 ) ( 0 .54 ) ( 0 .23 ) ( 0 .00 )
d
( 0 .23 ) 9 .68
3/31/22 11 .15 0 .18 ( 0 .68 ) ( 0 .50 ) ( 0 .18 ) ( 0 .02 ) ( 0 .20 ) 10 .45
3/31/21 11 .41 0 .21 ( 0 .17 ) 0 .04 ( 0 .21 ) ( 0 .09 ) ( 0 .30 ) 11 .15
3/31/20 10 .77 0 .26 0 .64 0 .90 ( 0 .26 ) — ( 0 .26 ) 11 .41
Class W:
3/31/24 9 .67 0 .30 ( 0 .13 ) 0 .17 ( 0 .30 ) — ( 0 .30 ) 9 .54
3/31/23 10 .44 0 .26 ( 0 .77 ) ( 0 .51 ) ( 0 .26 ) ( 0 .00 )
d
( 0 .26 ) 9 .67
3/31/22 11 .15 0 .22 ( 0 .69 ) ( 0 .47 ) ( 0 .22 ) ( 0 .02 ) ( 0 .24 ) 10 .44
3/31/21 11 .41 0 .25 ( 0 .16 ) 0 .09 ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 11 .15
3/31/20 10 .76 0 .30 0 .65 0 .95 ( 0 .30 ) — ( 0 .30 ) 11 .41
a
Based on average shares outstanding.
b
Percentage is not annualized.
d
Value rounded to zero.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
1 .32% $ 27,552 0 .39% 0 .39% 2 .78% 14%
( 5 .20 ) 27,979 0 .38 0 .38 2 .26 20
( 4 .61 ) 31,980 0 .44 0 .40 1 .59 18
0 .24 36,033 0 .42 0 .42 1 .78 29
8 .39 29,641 0 .43 0 .43 2 .29 32
1 .65 26,194 0 .17 0 .17 3 .00 14
( 5 .01 ) 19,339 0 .17 0 .17 2 .49 20
( 4 .41 ) 14,176 0 .19 0 .19 1 .79 18
0 .36 18,746 0 .21 0 .21 1 .98 29
8 .73 17,005 0 .22 0 .22 2 .48 32
1 .49 26,250 0 .22 0 .22 2 .94 14
( 5 .05 ) 25,380 0 .22 0 .22 2 .42 20
( 4 .46 ) 25,715 0 .24 0 .24 1 .75 18
0 .40 28,867 0 .26 0 .26 1 .94 29
8 .58 25,927 0 .27 0 .27 2 .46 32
1 .65 9,800,915 0 .07 0 .07 3 .10 14
( 4 .91 ) 9,131,524 0 .07 0 .07 2 .57 20
( 4 .32 ) 9,680,082 0 .09 0 .09 1 .90 18
0 .46 9,712,952 0 .11 0 .11 2 .09 29
8 .83 10,054,559 0 .11 0 .11 2 .61 32
1 .39 485,743 0 .32 0 .32 2 .84 14
( 5 .14 ) 544,533 0 .32 0 .32 2 .31 20
( 4 .55 ) 628,526 0 .34 0 .34 1 .65 18
0 .30 613,853 0 .36 0 .36 1 .84 29
8 .46 449,368 0 .37 0 .37 2 .36 32
1 .83 13,244,219 0 .07 0.00 3 .18 14
( 4 .84 ) 11,084,405 0 .07 0.00 2 .64 20
( 4 .32 ) 10,746,686 0 .09 0.00 2 .00 18
0 .66 9,108,797 0 .11 0.00 2 .19 29
8 .96 5,983,462 0 .11 0.00 2 .72 32

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.2
Core Bond
Class A:
3/31/24 $ 9 .34 $ 0 .35 $ ( 0 .10 ) $ 0 .25 $ ( 0 .34 ) $ — $ ( 0 .34 ) $ 9 .25
3/31/23 10 .15 0 .28 ( 0 .81 ) ( 0 .53 ) ( 0 .28 ) — ( 0 .28 ) 9 .34
3/31/22 10 .84 0 .18 ( 0 .65 ) ( 0 .47 ) ( 0 .18 ) ( 0 .04 ) ( 0 .22 ) 10 .15
3/31/21 10 .66 0 .22 0 .38 0 .60 ( 0 .22 ) ( 0 .20 ) ( 0 .42 ) 10 .84
3/31/20 10 .47 0 .28 0 .18 0 .46 ( 0 .27 ) — ( 0 .27 ) 10 .66
Class I:
3/31/24 9 .18 0 .36 ( 0 .09 ) 0 .27 ( 0 .35 ) — ( 0 .35 ) 9 .10
3/31/23 9 .98 0 .29 ( 0 .80 ) ( 0 .51 ) ( 0 .29 ) — ( 0 .29 ) 9 .18
3/31/22 10 .66 0 .20 ( 0 .64 ) ( 0 .44 ) ( 0 .20 ) ( 0 .04 ) ( 0 .24 ) 9 .98
3/31/21 10 .49 0 .24 0 .36 0 .60 ( 0 .23 ) ( 0 .20 ) ( 0 .43 ) 10 .66
3/31/20 10 .30 0 .29 0 .19 0 .48 ( 0 .29 ) — ( 0 .29 ) 10 .49
Premier Class:
3/31/24 9 .18 0 .36 ( 0 .10 ) 0 .26 ( 0 .35 ) — ( 0 .35 ) 9 .09
3/31/23 9 .97 0 .29 ( 0 .79 ) ( 0 .50 ) ( 0 .29 ) — ( 0 .29 ) 9 .18
3/31/22 10 .65 0 .19 ( 0 .64 ) ( 0 .45 ) ( 0 .19 ) ( 0 .04 ) ( 0 .23 ) 9 .97
3/31/21 10 .49 0 .23 0 .36 0 .59 ( 0 .23 ) ( 0 .20 ) ( 0 .43 ) 10 .65
3/31/20 10 .30 0 .29 0 .18 0 .47 ( 0 .28 ) — ( 0 .28 ) 10 .49
Class R6:
3/31/24 9 .18 0 .37 ( 0 .10 ) 0 .27 ( 0 .36 ) — ( 0 .36 ) 9 .09
3/31/23 9 .97 0 .30 ( 0 .79 ) ( 0 .49 ) ( 0 .30 ) — ( 0 .30 ) 9 .18
3/31/22 10 .65 0 .21 ( 0 .64 ) ( 0 .43 ) ( 0 .21 ) ( 0 .04 ) ( 0 .25 ) 9 .97
3/31/21 10 .48 0 .25 0 .37 0 .62 ( 0 .25 ) ( 0 .20 ) ( 0 .45 ) 10 .65
3/31/20 10 .29 0 .30 0 .19 0 .49 ( 0 .30 ) — ( 0 .30 ) 10 .48
Retirement Class:
3/31/24 9 .35 0 .36 ( 0 .10 ) 0 .26 ( 0 .35 ) — ( 0 .35 ) 9 .26
3/31/23 10 .16 0 .28 ( 0 .81 ) ( 0 .53 ) ( 0 .28 ) — ( 0 .28 ) 9 .35
3/31/22 10 .85 0 .19 ( 0 .65 ) ( 0 .46 ) ( 0 .19 ) ( 0 .04 ) ( 0 .23 ) 10 .16
3/31/21 10 .67 0 .23 0 .37 0 .60 ( 0 .22 ) ( 0 .20 ) ( 0 .42 ) 10 .85
3/31/20 10 .48 0 .28 0 .19 0 .47 ( 0 .28 ) — ( 0 .28 ) 10 .67
Class W:
3/31/24 9 .18 0 .40 ( 0 .10 ) 0 .30 ( 0 .39 ) — ( 0 .39 ) 9 .09
3/31/23 9 .97 0 .33 ( 0 .79 ) ( 0 .46 ) ( 0 .33 ) — ( 0 .33 ) 9 .18
3/31/22 10 .65 0 .24 ( 0 .64 ) ( 0 .40 ) ( 0 .24 ) ( 0 .04 ) ( 0 .28 ) 9 .97
3/31/21 10 .48 0 .28 0 .37 0 .65 ( 0 .28 ) ( 0 .20 ) ( 0 .48 ) 10 .65
3/31/20 10 .29 0 .33 0 .19 0 .52 ( 0 .33 ) — ( 0 .33 ) 10 .48
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
2 .80% $ 72,945 0 .59% 0 .59% 3 .85% 62% 54%
( 5 .20 ) 78,449 0 .58 0 .58 2 .97 152 113
( 4 .38 ) 93,247 0 .59 0 .55 1 .70 295
f
96
f
5 .47 107,280 0 .58 0 .58 1 .99 229 117
4 .52 106,363 0 .59 0 .59 2 .57 133 125
3 .07 656,689 0 .43 0 .43 4 .02 62 54
( 5 .09 ) 664,797 0 .42 0 .42 3 .11 152 113
( 4 .26 ) 989,602 0 .42 0 .42 1 .85 295
f
96
f
5 .70 753,975 0 .42 0 .42 2 .16 229 117
4 .61 906,706 0 .43 0 .43 2 .73 133 125
2 .94 3,304 0 .44 0 .44 3 .97 62 54
( 5 .01 ) 5,649 0 .44 0 .44 3 .11 152 113
( 4 .28 ) 6,596 0 .44 0 .44 1 .81 295
f
96
f
5 .58 11,648 0 .44 0 .44 2 .13 229 117
4 .60 13,685 0 .45 0 .45 2 .71 133 125
3 .10 4,978,394 0 .29 0 .29 4 .17 62 54
( 4 .86 ) 4,625,629 0 .29 0 .29 3 .29 152 113
( 4 .14 ) 4,490,250 0 .29 0 .29 1 .98 295
f
96
f
5 .84 2,825,828 0 .29 0 .29 2 .27 229 117
4 .75 1,753,879 0 .30 0 .30 2 .86 133 125
2 .86 135,578 0 .54 0 .54 3 .91 62 54
( 5 .15 ) 133,283 0 .54 0 .54 3 .01 152 113
( 4 .36 ) 162,596 0 .54 0 .54 1 .71 295
f
96
f
5 .51 210,938 0 .54 0 .54 2 .03 229 117
4 .56 208,899 0 .55 0 .55 2 .61 133 125
3 .40 4,211,405 0 .29 0.00 4 .45 62 54
( 4 .59 ) 3,822,326 0 .29 0.00 3 .53 152 113
( 3 .86 ) 4,672,235 0 .29 0.00 2 .25 295
f
96
f
6 .15 4,793,554 0 .29 0.00 2 .56 229 117
5 .06 3,614,517 0 .30 0.00 3 .16 133 125

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.3
Core Impact Bond
Class A:
3/31/24 $ 9.04 $ 0.33 $ (0.13) $ 0.20 $ (0.33) $ — $ (0.33) $ 8.91
3/31/23 9.87 0.25 (0.82) (0.57) (0.26) — (0.26) 9.04
3/31/22 10.47 0.15 (0.60) (0.45) (0.15) (0.00)
d
(0.15) 9.87
3/31/21 10.40 0.18 0.33 0.51 (0.18) (0.26) (0.44) 10.47
3/31/20 10.28 0.25 0.19 0.44 (0.25) (0.07) (0.32) 10.40
Class I:
3/31/24 9.05 0.35 (0.13) 0.22 (0.35) — (0.35) 8.92
3/31/23 9.88 0.27 (0.83) (0.56) (0.27) — (0.27) 9.05
3/31/22 10.48 0.17 (0.59) (0.42) (0.18) (0.00)
d
(0.18) 9.88
3/31/21 10.42 0.20 0.32 0.52 (0.20) (0.26) (0.46) 10.48
3/31/20 10.29 0.27 0.20 0.47 (0.27) (0.07) (0.34) 10.42
Premier Class:
3/31/24 9.05 0.33 (0.12) 0.21 (0.34) — (0.34) 8.92
3/31/23 9.88 0.26 (0.83) (0.57) (0.26) — (0.26) 9.05
3/31/22 10.48 0.16 (0.60) (0.44) (0.16) (0.00)
d
(0.16) 9.88
3/31/21 10.42 0.19 0.32 0.51 (0.19) (0.26) (0.45) 10.48
3/31/20 10.29 0.27 0.20 0.47 (0.27) (0.07) (0.34) 10.42
Class R6:
3/31/24 9.04 0.36 (0.12) 0.24 (0.36) — (0.36) 8.92
3/31/23 9.87 0.28 (0.83) (0.55) (0.28) — (0.28) 9.04
3/31/22 10.48 0.18 (0.61) (0.43) (0.18) (0.00)
d
(0.18) 9.87
3/31/21 10.41 0.21 0.33 0.54 (0.21) (0.26) (0.47) 10.48
3/31/20 10.28 0.28 0.20 0.48 (0.28) (0.07) (0.35) 10.41
Retirement Class:
3/31/24 9.04 0.33 (0.12) 0.21 (0.33) — (0.33) 8.92
3/31/23 9.88 0.26 (0.84) (0.58) (0.26) — (0.26) 9.04
3/31/22 10.48 0.15 (0.59) (0.44) (0.16) (0.00)
d
(0.16) 9.88
3/31/21 10.41 0.18 0.33 0.51 (0.18) (0.26) (0.44) 10.48
3/31/20 10.29 0.26 0.19 0.45 (0.26) (0.07) (0.33) 10.41
a
Based on average shares outstanding.
b
Percentage is not annualized.
d
Value rounded to zero.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
2.35% $ 256,020 0.62% 0.62% 3.76% 142% 137%
(5.79) 251,165 0.63 0.62 2.78 171 139
(4.32) 330,332 0.64 0.64 1.45 255 112
4.87 304,704 0.61 0.61 1.67 293 186
4.35 233,432 0.64 0.64 2.40 115
f
110
f
2.54 1,076,782 0.43 0.43 3.95 142 137
(5.59) 1,005,499 0.43 0.42 2.96 171 139
(4.12) 1,526,575 0.44 0.44 1.66 255 112
4.95 1,286,125 0.43 0.43 1.83 293 186
4.64 930,083 0.46 0.46 2.58 115
f
110
f
2.42 12,113 0.62 0.55 3.76 142 137
(5.70) 23,649 0.66 0.54 2.88 171 139
(4.23) 27,068 0.58 0.55 1.53 255 112
4.85 32,891 0.53 0.53 1.76 293 186
4.57 30,850 0.53 0.53 2.51 115
f
110
f
2.73 4,746,237 0.36 0.35 4.02 142 137
(5.54) 4,553,635 0.37 0.36 3.07 171 139
(4.16) 4,648,095 0.38 0.38 1.72 255 112
5.13 4,169,777 0.35 0.35 1.92 293 186
4.74 3,223,141 0.36 0.36 2.68 115
f
110
f
2.47 218,913 0.61 0.61 3.75 142 137
(5.87) 271,648 0.62 0.61 2.79 171 139
(4.31) 382,704 0.63 0.63 1.45 255 112
4.87 472,112 0.60 0.60 1.69 293 186
4.38 527,044 0.61 0.61 2.43 115
f
110
f

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.4
Core Plus Bond
Class A:
3/31/24 $ 9 .19 $ 0 .38 $ ( 0 .07 ) $ 0 .31 $ ( 0 .36 ) $ — $ ( 0 .36 ) $ 9 .14
3/31/23 10 .05 0 .32 ( 0 .87 ) ( 0 .55 ) ( 0 .31 ) — ( 0 .31 ) 9 .19
3/31/22 10 .84 0 .24 ( 0 .65 ) ( 0 .41 ) ( 0 .23 ) ( 0 .15 ) ( 0 .38 ) 10 .05
3/31/21 10 .40 0 .26 0 .52 0 .78 ( 0 .26 ) ( 0 .08 ) ( 0 .34 ) 10 .84
3/31/20 10 .38 0 .29 0 .01 0 .30 ( 0 .28 ) — ( 0 .28 ) 10 .40
Class I:
3/31/24 9 .18 0 .41 ( 0 .08 ) 0 .33 ( 0 .38 ) — ( 0 .38 ) 9 .13
3/31/23 10 .04 0 .33 ( 0 .86 ) ( 0 .53 ) ( 0 .33 ) — ( 0 .33 ) 9 .18
3/31/22 10 .83 0 .26 ( 0 .65 ) ( 0 .39 ) ( 0 .25 ) ( 0 .15 ) ( 0 .40 ) 10 .04
3/31/21 10 .39 0 .29 0 .51 0 .80 ( 0 .28 ) ( 0 .08 ) ( 0 .36 ) 10 .83
3/31/20 10 .36 0 .31 0 .03 0 .34 ( 0 .31 ) — ( 0 .31 ) 10 .39
Premier Class:
3/31/24 9 .17 0 .40 ( 0 .07 ) 0 .33 ( 0 .38 ) — ( 0 .38 ) 9 .12
3/31/23 10 .03 0 .33 ( 0 .86 ) ( 0 .53 ) ( 0 .33 ) — ( 0 .33 ) 9 .17
3/31/22 10 .82 0 .25 ( 0 .65 ) ( 0 .40 ) ( 0 .24 ) ( 0 .15 ) ( 0 .39 ) 10 .03
3/31/21 10 .38 0 .28 0 .51 0 .79 ( 0 .27 ) ( 0 .08 ) ( 0 .35 ) 10 .82
3/31/20 10 .35 0 .31 0 .02 0 .33 ( 0 .30 ) — ( 0 .30 ) 10 .38
Class R6:
3/31/24 9 .18 0 .41 ( 0 .08 ) 0 .33 ( 0 .39 ) — ( 0 .39 ) 9 .12
3/31/23 10 .03 0 .34 ( 0 .85 ) ( 0 .51 ) ( 0 .34 ) — ( 0 .34 ) 9 .18
3/31/22 10 .82 0 .26 ( 0 .64 ) ( 0 .38 ) ( 0 .26 ) ( 0 .15 ) ( 0 .41 ) 10 .03
3/31/21 10 .38 0 .29 0 .52 0 .81 ( 0 .29 ) ( 0 .08 ) ( 0 .37 ) 10 .82
3/31/20 10 .35 0 .32 0 .03 0 .35 ( 0 .32 ) — ( 0 .32 ) 10 .38
Retirement Class:
3/31/24 9 .19 0 .39 ( 0 .08 ) 0 .31 ( 0 .37 ) — ( 0 .37 ) 9 .13
3/31/23 10 .04 0 .32 ( 0 .85 ) ( 0 .53 ) ( 0 .32 ) — ( 0 .32 ) 9 .19
3/31/22 10 .84 0 .24 ( 0 .66 ) ( 0 .42 ) ( 0 .23 ) ( 0 .15 ) ( 0 .38 ) 10 .04
3/31/21 10 .40 0 .27 0 .51 0 .78 ( 0 .26 ) ( 0 .08 ) ( 0 .34 ) 10 .84
3/31/20 10 .37 0 .30 0 .02 0 .32 ( 0 .29 ) — ( 0 .29 ) 10 .40
Class W:
3/31/24 9 .18 0 .44 ( 0 .08 ) 0 .36 ( 0 .42 ) — ( 0 .42 ) 9 .12
3/31/23 10 .03 0 .37 ( 0 .85 ) ( 0 .48 ) ( 0 .37 ) — ( 0 .37 ) 9 .18
3/31/22 10 .82 0 .30 ( 0 .65 ) ( 0 .35 ) ( 0 .29 ) ( 0 .15 ) ( 0 .44 ) 10 .03
3/31/21 10 .38 0 .32 0 .52 0 .84 ( 0 .32 ) ( 0 .08 ) ( 0 .40 ) 10 .82
3/31/20 10 .36 0 .36 0 .01 0 .37 ( 0 .35 ) — ( 0 .35 ) 10 .38
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
3 .52% $ 225,708 0 .63% 0 .63% 4 .26% 56% 49%
( 5 .40 ) 236,915 0 .62 0 .61 3 .41 143 113
( 3 .95 ) 270,848 0 .61 0 .56 2 .19 251 97
7 .48 302,270 0 .61 0 .61 2 .36 169 84
2 .90 298,496 0 .61 0 .61 2 .73 94
f
85
f
3 .77 81,467 0 .39 0 .39 4 .50 56 49
( 5 .19 ) 92,456 0 .38 0 .38 3 .58 143 113
( 3 .79 ) 162,811 0 .38 0 .38 2 .36 251 97
7 .74 208,321 0 .37 0 .37 2 .60 169 84
3 .24 211,366 0 .38 0 .38 2 .93 94
f
85
f
3 .70 3,186 0 .45 0 .45 4 .40 56 49
( 5 .27 ) 5,932 0 .45 0 .45 3 .56 143 113
( 3 .86 ) 7,305 0 .45 0 .45 2 .30 251 97
7 .67 8,155 0 .45 0 .45 2 .53 169 84
3 .16 9,431 0 .45 0 .45 2 .89 94
f
85
f
3 .75 1,562,696 0 .30 0 .30 4 .60 56 49
( 5 .02 ) 1,484,766 0 .30 0 .30 3 .72 143 113
( 3 .72 ) 1,557,970 0 .30 0 .30 2 .45 251 97
7 .83 1,608,213 0 .30 0 .30 2 .66 169 84
3 .31 1,383,899 0 .30 0 .30 3 .04 94
f
85
f
3 .49 276,487 0 .55 0 .55 4 .34 56 49
( 5 .25 ) 301,925 0 .55 0 .55 3 .47 143 113
( 4 .04 ) 326,659 0 .55 0 .55 2 .20 251 97
7 .55 397,965 0 .55 0 .55 2 .42 169 84
3 .06 394,611 0 .55 0 .55 2 .79 94
f
85
f
4 .06 2,606,748 0 .30 0.00 4 .90 56 49
( 4 .74 ) 2,383,204 0 .30 0.00 4 .00 143 113
( 3 .43 ) 2,925,520 0 .30 0.00 2 .75 251 97
8 .14 3,039,900 0 .30 0.00 2 .95 169 84
3 .52 2,268,780 0 .30 0.00 3 .34 94
f
85
f

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.5
5–15 Year Laddered Tax Exempt Bond
Class A:
3/31/24 $ 9 .81 $ 0 .24 $ 0 .03 $ 0 .27 $ ( 0 .24 ) $ — $ ( 0 .24 ) $ 9 .84
3/31/23 10 .05 0 .20 ( 0 .23 ) ( 0 .03 ) ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) 9 .81
3/31/22 10 .91 0 .20 ( 0 .79 ) ( 0 .59 ) ( 0 .20 ) ( 0 .07 ) ( 0 .27 ) 10 .05
3/31/21 10 .51 0 .21 0 .43 0 .64 ( 0 .21 ) ( 0 .03 ) ( 0 .24 ) 10 .91
3/31/20 10 .56 0 .23 ( 0 .03 ) 0 .20 ( 0 .23 ) ( 0 .02 ) ( 0 .25 ) 10 .51
Class I:
3/31/24 9 .80 0 .25 0 .02 0 .27 ( 0 .25 ) — ( 0 .25 ) 9 .82
3/31/23 10 .03 0 .22 ( 0 .22 ) — ( 0 .22 ) ( 0 .01 ) ( 0 .23 ) 9 .80
3/31/22 10 .89 0 .21 ( 0 .79 ) ( 0 .58 ) ( 0 .21 ) ( 0 .07 ) ( 0 .28 ) 10 .03
3/31/21 10 .50 0 .23 0 .42 0 .65 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 10 .89
3/31/20 10 .55 0 .25 ( 0 .02 ) 0 .23 ( 0 .26 ) ( 0 .02 ) ( 0 .28 ) 10 .50
Class R6:
3/31/24 9 .80 0 .26 0 .03 0 .29 ( 0 .26 ) — ( 0 .26 ) 9 .83
3/31/23 10 .04 0 .23 ( 0 .23 ) — ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 9 .80
3/31/22 10 .90 0 .22 ( 0 .78 ) ( 0 .56 ) ( 0 .23 ) ( 0 .07 ) ( 0 .30 ) 10 .04
3/31/21 10 .50 0 .24 0 .43 0 .67 ( 0 .24 ) ( 0 .03 ) ( 0 .27 ) 10 .90
3/31/20 10 .55 0 .26 ( 0 .03 ) 0 .23 ( 0 .26 ) ( 0 .02 ) ( 0 .28 ) 10 .50
a
Based on average shares outstanding.
b
Percentage is not annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
2 .78% $ 213,880 0 .62% 0 .58% 2 .43% 48%
( 0 .23 ) 227,830 0 .62 0 .58 2 .08 15
( 5 .54 ) 248,157 0 .61 0 .54 1 .83 9
6 .18 272,018 0 .59 0 .58 1 .97 23
1 .93 264,478 0 .61 0 .58 2 .17 21
2 .87 362 0 .44 0 .40 2 .59 48
0 .06 533 0 .42 0 .38 2 .27 15
( 5 .42 ) 683 0 .43 0 .40 1 .97 9
6 .30 666 0 .40 0 .38 2 .16 23
2 .14 966 0 .41 0 .38 2 .36 21
3 .07 8,182 0 .34 0 .30 2 .71 48
0 .05 8,747 0 .34 0 .30 2 .36 15
( 5 .31 ) 18,226 0 .33 0 .30 2 .09 9
6 .48 8,099 0 .32 0 .30 2 .24 23
2 .21 4,946 0 .33 0 .30 2 .43 21

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.6
Green Bond
Class A:
3/31/24 $ 9 .16 $ 0 .34 $ ( 0 .05 ) $ 0 .29 $ ( 0 .35 ) $ — $ ( 0 .35 ) $ 9 .10
3/31/23 9 .95 0 .29 ( 0 .78 ) ( 0 .49 ) ( 0 .29 ) ( 0 .01 ) ( 0 .30 ) 9 .16
3/31/22 10 .63 0 .22 ( 0 .63 ) ( 0 .41 ) ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 9 .95
3/31/21 10 .22 0 .24 0 .59 0 .83 ( 0 .24 ) ( 0 .18 ) ( 0 .42 ) 10 .63
3/31/20 10 .33 0 .30 ( 0 .01 ) 0 .29 ( 0 .31 ) ( 0 .09 ) ( 0 .40 ) 10 .22
Class I:
3/31/24 9 .16 0 .36 ( 0 .07 ) 0 .29 ( 0 .36 ) — ( 0 .36 ) 9 .09
3/31/23 9 .95 0 .32 ( 0 .79 ) ( 0 .47 ) ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) 9 .16
3/31/22 10 .62 0 .24 ( 0 .62 ) ( 0 .38 ) ( 0 .24 ) ( 0 .05 ) ( 0 .29 ) 9 .95
3/31/21 10 .22 0 .27 0 .58 0 .85 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 10 .62
3/31/20 10 .33 0 .33 ( 0 .02 ) 0 .31 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 10 .22
Premier Class:
3/31/24 9 .16 0 .36 ( 0 .07 ) 0 .29 ( 0 .36 ) — ( 0 .36 ) 9 .09
3/31/23 9 .95 0 .30 ( 0 .78 ) ( 0 .48 ) ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 9 .16
3/31/22 10 .62 0 .23 ( 0 .62 ) ( 0 .39 ) ( 0 .23 ) ( 0 .05 ) ( 0 .28 ) 9 .95
3/31/21 10 .22 0 .26 0 .58 0 .84 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 10 .62
3/31/20 10 .33 0 .32 ( 0 .02 ) 0 .30 ( 0 .32 ) ( 0 .09 ) ( 0 .41 ) 10 .22
Class R6:
3/31/24 9 .16 0 .37 ( 0 .07 ) 0 .30 ( 0 .37 ) — ( 0 .37 ) 9 .09
3/31/23 9 .95 0 .31 ( 0 .78 ) ( 0 .47 ) ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) 9 .16
3/31/22 10 .62 0 .24 ( 0 .61 ) ( 0 .37 ) ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 9 .95
3/31/21 10 .22 0 .27 0 .58 0 .85 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 10 .62
3/31/20 10 .33 0 .33 ( 0 .02 ) 0 .31 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 10 .22
Retirement Class:
3/31/24 9 .16 0 .35 ( 0 .07 ) 0 .28 ( 0 .35 ) — ( 0 .35 ) 9 .09
3/31/23 9 .95 0 .30 ( 0 .78 ) ( 0 .48 ) ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 9 .16
3/31/22 10 .63 0 .23 ( 0 .63 ) ( 0 .40 ) ( 0 .23 ) ( 0 .05 ) ( 0 .28 ) 9 .95
3/31/21 10 .22 0 .26 0 .59 0 .85 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 10 .63
3/31/20 10 .33 0 .31 ( 0 .01 ) 0 .30 ( 0 .32 ) ( 0 .09 ) ( 0 .41 ) 10 .22
a
Based on average shares outstanding.
b
Percentage is not annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
3 .12% $ 7,294 0 .91% 0 .76% 3 .83% 62%
( 4 .98 ) 7,756 0 .91 0 .71 3 .12 36
( 4 .06 ) 7,465 1 .33 0 .73 2 .04 27
8 .07 6,342 1 .26 0 .73 2 .20 34
2 .69 2,816 1 .59 0 .71 2 .87 37
3 .34 36,073 0 .69 0 .55 4 .03 62
( 4 .76 ) 43,796 0 .71 0 .51 3 .60 36
( 3 .73 ) 3,270 0 .83 0 .47 2 .30 27
8 .25 1,570 0 .94 0 .46 2 .49 34
2 .93 1,069 1 .22 0 .46 3 .14 37
3 .29 909 0 .75 0 .60 4 .00 62
( 4 .84 ) 916 0 .77 0 .57 3 .25 36
( 3 .84 ) 995 0 .97 0 .58 2 .18 27
8 .16 1,062 1 .08 0 .55 2 .41 34
2 .79 1,022 1 .37 0 .60 3 .00 37
3 .44 98,937 0 .60 0 .45 4 .17 62
( 4 .70 ) 77,172 0 .61 0 .41 3 .41 36
( 3 .71 ) 77,183 0 .81 0 .45 2 .34 27
8 .27 27,694 0 .93 0 .45 2 .50 34
2 .94 21,857 1 .21 0 .45 3 .15 37
3 .19 13,469 0 .85 0 .69 3 .90 62
( 4 .86 ) 14,141 0 .86 0 .58 3 .23 36
( 3 .93 ) 15,531 1 .06 0 .58 2 .18 27
8 .26 14,133 1 .18 0 .54 2 .38 34
2 .77 6,457 1 .47 0 .62 2 .96 37

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.7
High Yield
Class A:
3/31/24 $ 8 .39 $ 0 .52 $ 0 .35 $ 0 .87 $ ( 0 .52 ) $ — $ ( 0 .52 ) $ 8 .74
3/31/23 9 .15 0 .45 ( 0 .75 ) ( 0 .30 ) ( 0 .46 ) — ( 0 .46 ) 8 .39
3/31/22 9 .57 0 .42 ( 0 .42 ) 0 .00
d
( 0 .42 ) — ( 0 .42 ) 9 .15
3/31/21 8 .39 0 .45 1 .18 1 .63 ( 0 .45 ) — ( 0 .45 ) 9 .57
3/31/20 9 .65 0 .52 ( 1 .26 ) ( 0 .74 ) ( 0 .52 ) — ( 0 .52 ) 8 .39
Class I:
3/31/24 8 .35 0 .53 0 .34 0 .87 ( 0 .53 ) — ( 0 .53 ) 8 .69
3/31/23 9 .10 0 .46 ( 0 .74 ) ( 0 .28 ) ( 0 .47 ) — ( 0 .47 ) 8 .35
3/31/22 9 .52 0 .43 ( 0 .42 ) 0 .01 ( 0 .43 ) — ( 0 .43 ) 9 .10
3/31/21 8 .35 0 .46 1 .17 1 .63 ( 0 .46 ) — ( 0 .46 ) 9 .52
3/31/20 9 .60 0 .53 ( 1 .25 ) ( 0 .72 ) ( 0 .53 ) — ( 0 .53 ) 8 .35
Premier Class:
3/31/24 8 .36 0 .53 0 .35 0 .88 ( 0 .53 ) — ( 0 .53 ) 8 .71
3/31/23 9 .12 0 .47 ( 0 .76 ) ( 0 .29 ) ( 0 .47 ) — ( 0 .47 ) 8 .36
3/31/22 9 .54 0 .43 ( 0 .42 ) 0 .01 ( 0 .43 ) — ( 0 .43 ) 9 .12
3/31/21 8 .37 0 .46 1 .17 1 .63 ( 0 .46 ) — ( 0 .46 ) 9 .54
3/31/20 9 .62 0 .53 ( 1 .25 ) ( 0 .72 ) ( 0 .53 ) — ( 0 .53 ) 8 .37
Class R6:
3/31/24 8 .35 0 .54 0 .35 0 .89 ( 0 .54 ) — ( 0 .54 ) 8 .70
3/31/23 9 .11 0 .48 ( 0 .76 ) ( 0 .28 ) ( 0 .48 ) — ( 0 .48 ) 8 .35
3/31/22 9 .53 0 .45 ( 0 .43 ) 0 .02 ( 0 .44 ) — ( 0 .44 ) 9 .11
3/31/21 8 .36 0 .47 1 .17 1 .64 ( 0 .47 ) — ( 0 .47 ) 9 .53
3/31/20 9 .61 0 .54 ( 1 .25 ) ( 0 .71 ) ( 0 .54 ) — ( 0 .54 ) 8 .36
Retirement Class:
3/31/24 8 .36 0 .52 0 .34 0 .86 ( 0 .52 ) — ( 0 .52 ) 8 .70
3/31/23 9 .11 0 .45 ( 0 .74 ) ( 0 .29 ) ( 0 .46 ) — ( 0 .46 ) 8 .36
3/31/22 9 .53 0 .42 ( 0 .42 ) 0 .00
d
( 0 .42 ) — ( 0 .42 ) 9 .11
3/31/21 8 .36 0 .45 1 .17 1 .62 ( 0 .45 ) — ( 0 .45 ) 9 .53
3/31/20 9 .61 0 .52 ( 1 .25 ) ( 0 .73 ) ( 0 .52 ) — ( 0 .52 ) 8 .36
Class W:
3/31/24 8 .35 0 .57 0 .35 0 .92 ( 0 .57 ) — ( 0 .57 ) 8 .70
3/31/23 9 .11 0 .51 ( 0 .76 ) ( 0 .25 ) ( 0 .51 ) — ( 0 .51 ) 8 .35
3/31/22 9 .53 0 .48 ( 0 .42 ) 0 .06 ( 0 .48 ) — ( 0 .48 ) 9 .11
3/31/21 8 .36 0 .50 1 .17 1 .67 ( 0 .50 ) — ( 0 .50 ) 9 .53
3/31/20 9 .61 0 .57 ( 1 .25 ) ( 0 .68 ) ( 0 .57 ) — ( 0 .57 ) 8 .36
a
Based on average shares outstanding.
b
Percentage is not annualized.
d
Value rounded to zero.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
10 .71% $ 217,021 0 .67% 0 .66% 6 .11% 46%
( 3 .19 ) 213,517 0 .66 0 .64 5 .38 39
( 0 .07 ) 249,616 0 .65 0 .60 4 .41 70
f
19 .67 276,792 0 .65 0 .63 4 .81 79
( 8 .27 ) 268,804 0 .64 0 .63 5 .35 42
10 .80 4,329 0 .48 0 .48 6 .29 46
( 2 .96 ) 7,984 0 .49 0 .47 5 .51 39
0 .05 9,760 0 .47 0 .46 4 .54 70
f
19 .84 8,320 0 .45 0 .44 4 .95 79
( 8 .08 ) 4,669 0 .47 0 .47 5 .50 42
10 .88 11,464 0 .52 0 .52 6 .29 46
( 3 .08 ) 14,913 0 .51 0 .50 5 .54 39
0 .02 15,798 0 .51 0 .49 4 .54 70
f
19 .74 20,200 0 .51 0 .49 4 .95 79
( 8 .09 ) 19,372 0 .51 0 .50 5 .49 42
11 .06 1,140,584 0 .37 0 .37 6 .41 46
( 2 .94 ) 1,412,278 0 .36 0 .35 5 .64 39
0 .17 2,147,075 0 .36 0 .34 4 .67 70
f
19 .94 2,703,046 0 .36 0 .34 5 .08 79
( 7 .96 ) 2,281,685 0 .36 0 .35 5 .63 42
10 .65 211,789 0 .62 0 .62 6 .16 46
( 3 .07 ) 220,167 0 .61 0 .60 5 .42 39
( 0 .08 ) 265,385 0 .61 0 .59 4 .43 70
f
19 .64 306,428 0 .61 0 .59 4 .85 79
( 8 .19 ) 294,164 0 .61 0 .60 5 .39 42
11 .46 405,583 0 .37 0.00 6 .77 46
( 2 .61 ) 534,772 0 .36 0.00 6 .05 39
0 .51 450,278 0 .36 0.00 5 .02 70
f
20 .34 469,612 0 .36 0.00 5 .42 79
( 7 .64 ) 378,659 0 .36 0.00 6 .00 42

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.8
Inflation Linked Bond
Class A:
3/31/24 $ 10 .38 $ 0 .31 $ ( 0 .17 ) $ 0 .14 $ ( 0 .36 ) $ — $ ( 0 .36 ) $ 10 .16
3/31/23 11 .51 0 .62 ( 1 .02 ) ( 0 .40 ) ( 0 .65 ) ( 0 .08 ) ( 0 .73 ) 10 .38
3/31/22 11 .92 0 .70 ( 0 .28 ) 0 .42 ( 0 .70 ) ( 0 .13 ) ( 0 .83 ) 11 .51
3/31/21 11 .25 0 .13 0 .67 0 .80 ( 0 .13 ) — ( 0 .13 ) 11 .92
3/31/20 10 .99 0 .23 0 .23 0 .46 ( 0 .20 ) — ( 0 .20 ) 11 .25
Class I:
3/31/24 10 .71 0 .36 ( 0 .20 ) 0 .16 ( 0 .38 ) — ( 0 .38 ) 10 .49
3/31/23 11 .84 0 .69 ( 1 .07 ) ( 0 .38 ) ( 0 .67 ) ( 0 .08 ) ( 0 .75 ) 10 .71
3/31/22 12 .24 0 .74 ( 0 .29 ) 0 .45 ( 0 .72 ) ( 0 .13 ) ( 0 .85 ) 11 .84
3/31/21 11 .55 0 .16 0 .69 0 .85 ( 0 .16 ) — ( 0 .16 ) 12 .24
3/31/20 11 .29 0 .21 0 .28 0 .49 ( 0 .23 ) — ( 0 .23 ) 11 .55
Premier Class:
3/31/24 10 .68 0 .39 ( 0 .23 ) 0 .16 ( 0 .37 ) — ( 0 .37 ) 10 .47
3/31/23 11 .82 0 .64 ( 1 .04 ) ( 0 .40 ) ( 0 .66 ) ( 0 .08 ) ( 0 .74 ) 10 .68
3/31/22 12 .22 0 .78 ( 0 .34 ) 0 .44 ( 0 .71 ) ( 0 .13 ) ( 0 .84 ) 11 .82
3/31/21 11 .52 0 .16 0 .69 0 .85 ( 0 .15 ) — ( 0 .15 ) 12 .22
3/31/20 11 .26 0 .28 0 .20 0 .48 ( 0 .22 ) — ( 0 .22 ) 11 .52
Class R6:
3/31/24 10 .71 0 .35 ( 0 .17 ) 0 .18 ( 0 .40 ) — ( 0 .40 ) 10 .49
3/31/23 11 .84 0 .69 ( 1 .06 ) ( 0 .37 ) ( 0 .68 ) ( 0 .08 ) ( 0 .76 ) 10 .71
3/31/22 12 .24 0 .74 ( 0 .28 ) 0 .46 ( 0 .73 ) ( 0 .13 ) ( 0 .86 ) 11 .84
3/31/21 11 .54 0 .16 0 .71 0 .87 ( 0 .17 ) — ( 0 .17 ) 12 .24
3/31/20 11 .29 0 .29 0 .20 0 .49 ( 0 .24 ) — ( 0 .24 ) 11 .54
Retirement Class:
3/31/24 10 .79 0 .33 ( 0 .17 ) 0 .16 ( 0 .36 ) — ( 0 .36 ) 10 .59
3/31/23 11 .94 0 .65 ( 1 .06 ) ( 0 .41 ) ( 0 .66 ) ( 0 .08 ) ( 0 .74 ) 10 .79
3/31/22 12 .34 0 .73 ( 0 .30 ) 0 .43 ( 0 .70 ) ( 0 .13 ) ( 0 .83 ) 11 .94
3/31/21 11 .63 0 .14 0 .71 0 .85 ( 0 .14 ) — ( 0 .14 ) 12 .34
3/31/20 11 .36 0 .28 0 .19 0 .47 ( 0 .20 ) — ( 0 .20 ) 11 .63
Class W:
3/31/24 10 .71 0 .37 ( 0 .16 ) 0 .21 ( 0 .43 ) — ( 0 .43 ) 10 .49
3/31/23 11 .84 0 .67 ( 1 .02 ) ( 0 .35 ) ( 0 .70 ) ( 0 .08 ) ( 0 .78 ) 10 .71
3/31/22 12 .24 0 .78 ( 0 .29 ) 0 .49 ( 0 .76 ) ( 0 .13 ) ( 0 .89 ) 11 .84
3/31/21 11 .54 0 .21 0 .68 0 .89 ( 0 .19 ) — ( 0 .19 ) 12 .24
3/31/20 11 .29 0 .31 0 .21 0 .52 ( 0 .27 ) — ( 0 .27 ) 11 .54
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
1 .40% $ 119,139 0 .56% 0 .54% 3 .05% 30%
( 3 .34 ) 131,097 0 .56 0 .54 5 .77 19
3 .48 157,227 0 .57 0 .52 5 .81 21
f
7 .12 150,264 0 .56 0 .54 1 .13 27
4 .07 149,027 0 .57 0 .55 2 .06 26
1 .60 67,636 0 .36 0 .34 3 .39 30
( 3 .09 ) 93,832 0 .35 0 .33 6 .27 19
3 .58 159,518 0 .35 0 .33 6 .00 21
f
7 .43 123,505 0 .34 0 .32 1 .31 27
4 .38 141,821 0 .34 0 .32 1 .79 26
1 .62 948 0 .41 0 .39 3 .68 30
( 3 .22 ) 2,422 0 .40 0 .38 5 .85 19
3 .61 2,627 0 .40 0 .38 6 .25 21
f
7 .38 8,211 0 .40 0 .38 1 .34 27
4 .26 3,068 0 .41 0 .39 2 .42 26
1 .74 565,535 0 .26 0 .24 3 .35 30
( 3 .01 ) 603,640 0 .25 0 .23 6 .20 19
3 .76 866,667 0 .25 0 .23 6 .00 21
f
7 .53 1,209,995 0 .25 0 .23 1 .31 27
4 .36 1,692,282 0 .26 0 .24 2 .56 26
1 .58 120,533 0 .51 0 .49 3 .14 30
( 3 .35 ) 143,144 0 .50 0 .48 5 .83 19
3 .47 172,924 0 .50 0 .48 5 .86 21
f
7 .29 178,970 0 .50 0 .48 1 .17 27
4 .18 188,609 0 .51 0 .49 2 .37 26
2 .03 2,106,969 0 .26 0.00 3 .52 30
( 2 .84 ) 1,876,046 0 .25 0.00 6 .14 19
4 .00 1,908,794 0 .25 0.00 6 .31 21
f
7 .77 1,746,530 0 .25 0.00 1 .71 27
4 .67 1,252,667 0 .26 0.00 2 .70 26

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
8.9
Short Duration Impact Bond
Class A:
3/31/24 $ 9 .58 $ 0 .39 $ ( 0 .01 ) $ 0 .38 $ ( 0 .39 ) $ — $ ( 0 .39 ) $ 9 .57
3/31/23 9 .82 0 .26 ( 0 .25 ) 0 .01 ( 0 .25 ) — ( 0 .25 ) 9 .58
3/31/22 10 .25 0 .13 ( 0 .38 ) ( 0 .25 ) ( 0 .13 ) ( 0 .05 ) ( 0 .18 ) 9 .82
3/31/21 9 .86 0 .18 0 .48 0 .66 ( 0 .18 ) ( 0 .09 ) ( 0 .27 ) 10 .25
3/31/20 10 .08 0 .25 ( 0 .17 ) 0 .08 ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 9 .86
Class I:
3/31/24 9 .57 0 .41 ( 0 .01 ) 0 .40 ( 0 .41 ) — ( 0 .41 ) 9 .56
3/31/23 9 .82 0 .26 ( 0 .23 ) 0 .03 ( 0 .28 ) — ( 0 .28 ) 9 .57
3/31/22 10 .25 0 .15 ( 0 .38 ) ( 0 .23 ) ( 0 .15 ) ( 0 .05 ) ( 0 .20 ) 9 .82
3/31/21 9 .86 0 .20 0 .48 0 .68 ( 0 .20 ) ( 0 .09 ) ( 0 .29 ) 10 .25
3/31/20 10 .08 0 .28 ( 0 .17 ) 0 .11 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 9 .86
Premier Class:
3/31/24 9 .58 0 .40 ( 0 .01 ) 0 .39 ( 0 .40 ) — ( 0 .40 ) 9 .57
3/31/23 9 .82 0 .26 ( 0 .24 ) 0 .02 ( 0 .26 ) — ( 0 .26 ) 9 .58
3/31/22 10 .25 0 .14 ( 0 .38 ) ( 0 .24 ) ( 0 .14 ) ( 0 .05 ) ( 0 .19 ) 9 .82
3/31/21 9 .86 0 .19 0 .48 0 .67 ( 0 .19 ) ( 0 .09 ) ( 0 .28 ) 10 .25
3/31/20 10 .08 0 .27 ( 0 .17 ) 0 .10 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 9 .86
Class R6:
3/31/24 9 .58 0 .42 ( 0 .02 ) 0 .40 ( 0 .41 ) — ( 0 .41 ) 9 .57
3/31/23 9 .82 0 .30 ( 0 .26 ) 0 .04 ( 0 .28 ) — ( 0 .28 ) 9 .58
3/31/22 10 .25 0 .15 ( 0 .38 ) ( 0 .23 ) ( 0 .15 ) ( 0 .05 ) ( 0 .20 ) 9 .82
3/31/21 9 .86 0 .20 0 .48 0 .68 ( 0 .20 ) ( 0 .09 ) ( 0 .29 ) 10 .25
3/31/20 10 .08 0 .28 ( 0 .17 ) 0 .11 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 9 .86
Retirement Class:
3/31/24 9 .58 0 .39 ( 0 .01 ) 0 .38 ( 0 .39 ) — ( 0 .39 ) 9 .57
3/31/23 9 .82 0 .25 ( 0 .24 ) 0 .01 ( 0 .25 ) — ( 0 .25 ) 9 .58
3/31/22 10 .25 0 .13 ( 0 .38 ) ( 0 .25 ) ( 0 .13 ) ( 0 .05 ) ( 0 .18 ) 9 .82
3/31/21 9 .86 0 .18 0 .48 0 .66 ( 0 .18 ) ( 0 .09 ) ( 0 .27 ) 10 .25
3/31/20 10 .08 0 .25 ( 0 .16 ) 0 .09 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 9 .86
a
Based on average shares outstanding.
b
Percentage is not annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
4 .04% $ 3,170 0 .93% 0 .63% 4 .07% 269%
0 .17 3,270 0 .99 0 .59 2 .68 317
( 2 .54 ) 2,232 1 .89 0 .60 1 .24 76
6 .67 2,207 1 .40 0 .59 1 .71 136
0 .74 1,233 1 .61 0 .68 2 .44 103
4 .30 1,809 0 .68 0 .38 4 .32 269
0 .36 1,746 0 .78 0 .38 2 .74 317
( 2 .32 ) 4,866 1 .01 0 .39 1 .47 76
6 .92 1,077 1 .06 0 .35 1 .99 136
1 .07 986 1 .18 0 .35 2 .77 103
4 .18 957 0 .80 0 .50 4 .20 269
0 .27 958 0 .89 0 .49 2 .74 317
( 2 .44 ) 982 1 .12 0 .50 1 .35 76
6 .76 1,025 1 .21 0 .50 1 .84 136
0 .93 986 1 .34 0 .50 2 .62 103
4 .33 63,995 0 .65 0 .35 4 .37 269
0 .42 57,126 0 .74 0 .34 3 .13 317
( 2 .29 ) 24,494 0 .96 0 .35 1 .50 76
6 .92 23,952 1 .06 0 .35 1 .99 136
1 .08 22,112 1 .18 0 .35 2 .77 103
4 .07 5,949 0 .90 0 .60 4 .09 269
0 .17 6,583 0 .99 0 .59 2 .65 317
( 2 .51 ) 5,683 1 .22 0 .57 1 .28 76
6 .66 4,737 1 .31 0 .60 1 .72 136
0 .83 3,260 1 .43 0 .60 2 .51 103

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
9.01
Short Term Bond
Class A:
3/31/24 $ 9 .91 $ 0 .35 $ 0 .08 $ 0 .43 $ ( 0 .35 ) $ — $ ( 0 .35 ) $ 9 .99
3/31/23 10 .13 0 .24 ( 0 .21 ) 0 .03 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 9 .91
3/31/22 10 .47 0 .13 ( 0 .33 ) ( 0 .20 ) ( 0 .13 ) ( 0 .01 ) ( 0 .14 ) 10 .13
3/31/21 10 .23 0 .14 0 .25 0 .39 ( 0 .14 ) ( 0 .01 ) ( 0 .15 ) 10 .47
3/31/20 10 .30 0 .24 ( 0 .07 ) 0 .17 ( 0 .24 ) — ( 0 .24 ) 10 .23
Class I:
3/31/24 9 .90 0 .37 0 .08 0 .45 ( 0 .37 ) — ( 0 .37 ) 9 .98
3/31/23 10 .12 0 .26 ( 0 .21 ) 0 .05 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 9 .90
3/31/22 10 .46 0 .15 ( 0 .33 ) ( 0 .18 ) ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 10 .12
3/31/21 10 .21 0 .16 0 .27 0 .43 ( 0 .17 ) ( 0 .01 ) ( 0 .18 ) 10 .46
3/31/20 10 .29 0 .26 ( 0 .08 ) 0 .18 ( 0 .26 ) — ( 0 .26 ) 10 .21
Premier Class:
3/31/24 9 .91 0 .36 0 .08 0 .44 ( 0 .36 ) — ( 0 .36 ) 9 .99
3/31/23 10 .13 0 .26 ( 0 .21 ) 0 .05 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 9 .91
3/31/22 10 .48 0 .15 ( 0 .34 ) ( 0 .19 ) ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 10 .13
3/31/21 10 .23 0 .16 0 .26 0 .42 ( 0 .16 ) ( 0 .01 ) ( 0 .17 ) 10 .48
3/31/20 10 .30 0 .26 ( 0 .07 ) 0 .19 ( 0 .26 ) — ( 0 .26 ) 10 .23
Class R6:
3/31/24 9 .90 0 .38 0 .08 0 .46 ( 0 .38 ) — ( 0 .38 ) 9 .98
3/31/23 10 .12 0 .27 ( 0 .21 ) 0 .06 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 9 .90
3/31/22 10 .47 0 .16 ( 0 .34 ) ( 0 .18 ) ( 0 .16 ) ( 0 .01 ) ( 0 .17 ) 10 .12
3/31/21 10 .22 0 .17 0 .26 0 .43 ( 0 .17 ) ( 0 .01 ) ( 0 .18 ) 10 .47
3/31/20 10 .29 0 .27 ( 0 .07 ) 0 .20 ( 0 .27 ) — ( 0 .27 ) 10 .22
Retirement Class:
3/31/24 9 .92 0 .35 0 .07 0 .42 ( 0 .35 ) — ( 0 .35 ) 9 .99
3/31/23 10 .13 0 .25 ( 0 .20 ) 0 .05 ( 0 .25 ) ( 0 .01 ) ( 0 .26 ) 9 .92
3/31/22 10 .48 0 .14 ( 0 .34 ) ( 0 .20 ) ( 0 .14 ) ( 0 .01 ) ( 0 .15 ) 10 .13
3/31/21 10 .23 0 .15 0 .26 0 .41 ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 10 .48
3/31/20 10 .30 0 .25 ( 0 .07 ) 0 .18 ( 0 .25 ) — ( 0 .25 ) 10 .23
Class W:
3/31/24 9 .90 0 .40 0 .08 0 .48 ( 0 .40 ) — ( 0 .40 ) 9 .98
3/31/23 10 .12 0 .30 ( 0 .21 ) 0 .09 ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 9 .90
3/31/22 10 .46 0 .19 ( 0 .33 ) ( 0 .14 ) ( 0 .19 ) ( 0 .01 ) ( 0 .20 ) 10 .12
3/31/21 10 .22 0 .20 0 .25 0 .45 ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) 10 .46
3/31/20 10 .29 0 .30 ( 0 .07 ) 0 .23 ( 0 .30 ) — ( 0 .30 ) 10 .22
a
Based on average shares outstanding.
b
Percentage is not annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
4 .40% $ 113,691 0 .58% 0 .58% 3 .50% 114% 114%
0 .36 123,364 0 .58 0 .58 2 .42 157 157
( 1 .88 ) 143,840 0 .57 0 .54 1 .28 104 104
3 .82 162,317 0 .56 0 .56 1 .37 167 161
1 .65 173,174 0 .57 0 .57 2 .31 139 139
4 .63 184,642 0 .36 0 .36 3 .72 114 114
0 .58 220,856 0 .36 0 .36 2 .64 157 157
( 1 .70 ) 235,228 0 .35 0 .35 1 .48 104 104
4 .15 230,355 0 .35 0 .35 1 .57 167 161
1 .76 169,158 0 .35 0 .35 2 .51 139 139
4 .57 2,337 0 .42 0 .42 3 .64 114 114
0 .52 3,521 0 .42 0 .42 2 .57 157 157
( 1 .85 ) 3,733 0 .42 0 .42 1 .42 104 104
4 .07 3,199 0 .41 0 .41 1 .55 167 161
1 .80 4,195 0 .42 0 .42 2 .50 139 139
4 .73 449,543 0 .27 0 .27 3 .80 114 114
0 .67 585,208 0 .27 0 .27 2 .74 157 157
( 1 .70 ) 523,478 0 .26 0 .26 1 .56 104 104
4 .23 666,050 0 .26 0 .26 1 .66 167 161
1 .95 616,292 0 .27 0 .27 2 .63 139 139
4 .36 171,099 0 .52 0 .52 3 .56 114 114
0 .52 204,233 0 .52 0 .52 2 .54 157 157
( 1 .95 ) 118,117 0 .51 0 .51 1 .31 104 104
3 .97 142,261 0 .51 0 .51 1 .40 167 161
1 .70 112,810 0 .52 0 .52 2 .37 139 139
5 .01 934,167 0 .27 0.00 4 .10 114 114
0 .94 862,657 0 .27 0.00 2 .99 157 157
( 1 .35 ) 972,321 0 .26 0.00 1 .83 104 104
4 .41 955,303 0 .26 0.00 1 .91 167 161
2 .22 734,717 0 .27 0.00 2 .90 139 139

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
9.1
Short Term Bond Index
Class A:
3/31/24 $ 9.57 $ 0.31 $ (0.02) $ 0.29 $ (0.31) $ — $ (0.31) $ 9.55
3/31/23 9.71 0.13 (0.14) (0.01) (0.13) — (0.13) 9.57
3/31/22 10.11 0.02 (0.36) (0.34) (0.02) (0.04) (0.06) 9.71
3/31/21 10.12 0.10 0.02 0.12 (0.10) (0.03) (0.13) 10.11
3/31/20 9.91 0.19 0.21 0.40 (0.19) — (0.19) 10.12
Class I:
3/31/24 9.57 0.33 (0.01) 0.32 (0.34) — (0.34) 9.55
3/31/23 9.71 0.15 (0.14) 0.01 (0.15) — (0.15) 9.57
3/31/22 10.11 0.04 (0.36) (0.32) (0.04) (0.04) (0.08) 9.71
3/31/21 10.12 0.12 0.02 0.14 (0.12) (0.03) (0.15) 10.11
3/31/20 9.91 0.21 0.21 0.42 (0.21) — (0.21) 10.12
Premier Class:
3/31/24 9.57 0.33 (0.02) 0.31 (0.33) — (0.33) 9.55
3/31/23 9.71 0.13 (0.12) 0.01 (0.15) — (0.15) 9.57
3/31/22 10.10 0.04 (0.35) (0.31) (0.04) (0.04) (0.08) 9.71
3/31/21 10.12 0.12 0.01 0.13 (0.12) (0.03) (0.15) 10.10
3/31/20 9.90 0.21 0.22 0.43 (0.21) — (0.21) 10.12
Class R6:
3/31/24 9.58 0.35 (0.03) 0.32 (0.35) — (0.35) 9.55
3/31/23 9.72 0.16 (0.14) 0.02 (0.16) — (0.16) 9.58
3/31/22 10.11 0.05 (0.35) (0.30) (0.05) (0.04) (0.09) 9.72
3/31/21 10.12 0.13 0.02 0.15 (0.13) (0.03) (0.16) 10.11
3/31/20 9.91 0.22 0.21 0.43 (0.22) — (0.22) 10.12
Retirement Class:
3/31/24 9.58 0.33 (0.04) 0.29 (0.32) — (0.32) 9.55
3/31/23 9.71 0.14 (0.13) 0.01 (0.14) — (0.14) 9.58
3/31/22 10.11 0.03 (0.36) (0.33) (0.03) (0.04) (0.07) 9.71
3/31/21 10.12 0.10 0.03 0.13 (0.11) (0.03) (0.14) 10.11
3/31/20 9.91 0.19 0.22 0.41 (0.20) — (0.20) 10.12
Class W:
3/31/24 9.58 0.36 (0.04) 0.32 (0.35) — (0.35) 9.55
3/31/23 9.72 0.17 (0.14) 0.03 (0.17) — (0.17) 9.58
3/31/22 10.11 0.06 (0.35) (0.29) (0.06) (0.04) (0.10) 9.72
3/31/21 10.12 0.14 0.02 0.16 (0.14) (0.03) (0.17) 10.11
3/31/20 9.91 0.23 0.21 0.44 (0.23) — (0.23) 10.12
a
Based on average shares outstanding.
b
Percentage is not annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
3.14% $ 2,507 0.42% 0.42% 3.30% 53%
(0.05) 2,587 0.37 0.37 1.37 69
(3.35) 2,831 0.83 0.46 0.18 49
1.12 4,318 0.44 0.44 0.94 48
4.05 3,115 0.50 0.47 1.87 66
3.37 586 0.20 0.20 3.52 53
0.12 592 0.20 0.20 1.53 69
(3.16) 789 0.22 0.22 0.43 49
1.32 696 0.24 0.24 1.14 48
4.25 645 0.27 0.27 2.09 66
3.32 337 0.24 0.24 3.45 53
0.08 408 0.24 0.24 1.38 69
(3.10) 659 0.26 0.26 0.38 49
1.30 633 0.26 0.26 1.14 48
4.25 621 0.28 0.27 2.06 66
3.38 79,944 0.08 0.08 3.65 53
0.24 75,270 0.08 0.08 1.69 69
(2.94) 77,863 0.10 0.10 0.54 49
1.45 77,335 0.11 0.11 1.26 48
4.41 54,735 0.13 0.12 2.21 66
3.13 678,476 0.33 0.33 3.45 53
(0.01) 450,126 0.33 0.33 1.51 69
(3.18) 309,263 0.35 0.35 0.29 49
1.20 179,545 0.36 0.36 0.98 48
4.15 83,232 0.38 0.37 1.96 66
3.46 1,234,423 0.08 0.00 3.74 53
0.32 1,044,339 0.08 0.00 1.79 69
(2.85) 970,293 0.10 0.00 0.64 49
1.56 803,300 0.11 0.00 1.36 48
4.53 532,333 0.13 0.00 2.33 66

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
9.2
Money Market
Class A:
3/31/24 $ 1.00 $ 0.05 $ 0.00
d
$ 0.05 $ (0.05) $ — $ (0.05) $ 1.00
3/31/23 1.00 0.02 0.00
d
0.02 (0.02) — (0.02) 1.00
3/31/22 1.00 — — — — — — 1.00
3/31/21 1.00 0.00
d
— 0.00
d
(0.00)
d
— (0.00)
d
1.00
3/31/20 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00
Class I:
3/31/24 1.00 0.05 0.00
d
0.05 (0.05) — (0.05) 1.00
3/31/23 1.00 0.04 (0.01) 0.03 (0.03) — (0.03) 1.00
3/31/22 1.00 — — — — — — 1.00
3/31/21 1.00 0.00
d
— 0.00
d
(0.00)
d
— (0.00)
d
1.00
3/31/20 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00
Premier Class:
3/31/24 1.00 0.05 0.00
d
0.05 (0.05) — (0.05) 1.00
3/31/23 1.00 0.03 (0.01) 0.02 (0.02) — (0.02) 1.00
3/31/22 1.00 — — — — — — 1.00
3/31/21 1.00 0.00
d
— 0.00
d
(0.00)
d
— (0.00)
d
1.00
3/31/20 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00
Class R6:
3/31/24 1.00 0.05 0.00
d
0.05 (0.05) — (0.05) 1.00
3/31/23 1.00 0.03 0.00
d
0.03 (0.03) — (0.03) 1.00
3/31/22 1.00 — — — — — — 1.00
3/31/21 1.00 0.00
d
— 0.00
d
(0.00)
d
— (0.00)
d
1.00
3/31/20 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00
Retirement Class:
3/31/24 1.00 0.05 0.00
d
0.05 (0.05) — (0.05) 1.00
3/31/23 1.00 0.03 (0.01) 0.02 (0.02) — (0.02) 1.00
3/31/22 1.00 — — — — — — 1.00
3/31/21 1.00 0.00
d
— 0.00
d
(0.00)
d
— (0.00)
d
1.00
3/31/20 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00
a
Based on average shares outstanding.
b
Percentage is not annualized.
d
Value rounded to zero.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
4.91% $ 300,126 0.47% 0.47% 4.81%
2.30 294,567 0.46 0.41 2.28
0.00 289,028 0.48 0.07 0.00
0.02 311,011 0.47 0.20 0.02
1.54 332,054 0.47 0.46 1.53
5.23 42,361 0.16 0.16 5.12
2.56 34,357 0.16 0.16 4.20
0.00 967 0.17 0.07 0.00
0.15 1,018 0.08 0.07 0.15
1.86 1,225 0.17 0.17 1.79
5.12 39,332 0.27 0.27 5.00
2.48 39,448 0.27 0.24 2.58
0.00 27,746 0.27 0.07 0.00
0.04 36,011 0.27 0.16 0.07
1.73 441,375 0.28 0.28 1.51
5.27 1,033,788 0.12 0.12 5.16
2.60 982,768 0.12 0.12 2.72
0.00 886,508 0.13 0.07 0.00
0.10 811,301 0.12 0.12 0.11
1.87 1,089,417 0.13 0.13 1.83
5.01 643,393 0.37 0.37 4.91
2.48 550,121 0.37 0.24 2.87
0.00 246,142 0.38 0.07 0.00
0.04 270,402 0.37 0.18 0.05
1.72 330,963 0.38 0.28 1.68

Notes to Financial Statements
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Fund Name Changes: Effective May 1, 2024, each Fund’s name changed as noted above and therefore all references to the names of the Funds in this report have been updated.
Investment Advisor: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premiere Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Share Class Name Changes: Effective May 6, 2024, the names of certain share classes for the Funds changed and therefore all references to the names of these share classes in this report have changed as follows:
Current Fiscal Period:  The end of the reporting period for the Funds is March 31, 2024, and the period covered by these Notes to
Financial Statements is the fiscal year ended March 31, 2024 (the "current fiscal period").
Change in Fiscal and Tax Year Ends: On February 28, 2024, the Inflation Linked Bond’s Board of Trustees approved that the Fund’s fiscal and tax year ends (collectively, “fiscal year end”) be changed from March 31 to December 31, which became effective April 1,
2024. The Fund will continue to follow its current regulatory reporting schedule and prepare a semi-annual report as of September
30, 2024, which will then be followed by an annual report for the 9-month period ended December 31, 2024.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
New Name Former Name Short Name
Nuveen Bond Index Fund TIAA-CREF Bond Index Fund Bond Index
Nuveen Core Bond Fund TIAA-CREF Core Bond Fund Core Bond
Nuveen Core Impact Bond Fund TIAA-CREF Core Impact Bond Fund Core Impact Bond
Nuveen Core Plus Bond Fund TIAA-CREF Core Plus Bond Fund Core Plus Bond
Nuveen 5-15 Year Laddered Tax Exempt Bond
Fund
TIAA-CREF 5-15 Year Laddered Tax-Exempt
Bond Fund
5-15 Year Laddered Tax Exempt Bond
Nuveen Green Bond Fund TIAA-CREF Green Bond Fund Green Bond
Nuveen High Yield Fund TIAA-CREF High-Yield Fund High Yield
Nuveen Inflation Linked Bond Fund TIAA-CREF Inflation-Linked Bond Fund Inflation Linked Bond
Nuveen Short Duration Impact Bond Fund TIAA-CREF Short Duration Impact Bond Fund Short Duration Impact Bond
Nuveen Short Term Bond Fund TIAA-CREF Short-Term Bond Fund Short Term Bond
Nuveen Short Term Bond Index Fund TIAA-CREF Short-Term Bond Index Fund Short Term Bond Index
Nuveen Money Market Fund TIAA-CREF Money Market Fund Money Market
New Name Former Name
Class A Retail Class
Class I Advisor Class
Class R6 Institutional Class

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
New Accounting Pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Bond Index
Long-Term Investments
:
Corporate bonds $— $6,060,043,915 $— $6,060,043,915
Government bonds — 16,850,658,392 — 16,850,658,392
Structured assets — 538,190,139 — 538,190,139
Short-Term Investments
:
Government agency debt — 2,489,568 — 2,489,568
Repurchase agreement — 107,310,000 — 107,310,000
Treasury debt — 42,892,225 — 42,892,225
Investments purchased with collateral from securities lending 285,873,107 — — 285,873,107
Total $285,873,107 $23,601,584,239 $— $23,887,457,346
1 1 1 1 1
Core Bond
Long-Term Investments
:
Bank loan obligations $— $178,120,479 $— $178,120,479
Corporate bonds — 3,378,381,271 1,801,350 3,380,182,621
Government bonds — 4,914,541,675 — 4,914,541,675
Structured assets — 1,420,451,395 3,207,938 1,423,659,333
Common stocks — 224,409 — 224,409
Preferred stocks 10,470,897 — — 10,470,897
Short-Term Investments
:
Government agency debt — 2,789,395 — 2,789,395
Repurchase agreement — 25,000,000 — 25,000,000
Treasury debt — 32,113,141 — 32,113,141
Investments purchased with collateral from securities lending 127,425,111 — — 127,425,111
Investments in Derivatives
:
Forward foreign currency contracts* — 126,587 — 126,587
Total $137,896,008 $9,951,748,352 $5,009,288 $10,094,653,648
1 1 1 1 1
Core Impact Bond
Long-Term Investments
:
Bank loan obligations $— $40,870,624 $57,737 $40,928,361
Corporate bonds — 1,750,817,080 — 1,750,817,080
Government bonds — 3,577,538,344 732 3,577,539,076
Structured assets — 840,336,095 2,339,362 842,675,457
Preferred stocks 31,574,752 — — 31,574,752
Short-Term Investments
:
Government agency debt — 30,962,169 — 30,962,169
Repurchase agreement — 6,064,000 — 6,064,000
Treasury debt — 2,486,096 — 2,486,096
Investments purchased with collateral from securities lending 210,662,835 — — 210,662,835
Investments in Derivatives
:
Forward foreign currency contracts* — 298,311 — 298,311
Total $242,237,587 $6,249,372,719 $2,397,831 $6,494,008,137
1 1 1 1 1

Notes to Financial Statements
(continued)

Fund Level 1 Level 2 Level 3 Total
Core Plus Bond
Long-Term Investments
:
Bank loan obligations $— $159,182,687 $— $159,182,687
Corporate bonds — 1,795,440,734 1,351,013 1,796,791,747
Government bonds — 2,071,559,252 — 2,071,559,252
Structured assets — 613,308,498 6,556,338 619,864,836
Common stocks — 245,186 15 245,201
Preferred stocks 4,524,060 — — 4,524,060
Short-Term Investments
:
Government agency debt — 2,489,568 — 2,489,568
Repurchase agreement — 27,470,000 — 27,470,000
Treasury debt — 24,196,985 — 24,196,985
Investments purchased with collateral from securities lending 55,272,446 — — 55,272,446
Investments in Derivatives
:
Forward foreign currency contracts* — 51,645 — 51,645
Total $59,796,506 $4,693,944,555 $7,907,366 $4,761,648,427
1 1 1 1 1
5-15 Year Laddered Tax Exempt Bond
Long-Term Investments:
Long-term municipal bonds $ — $ 220,783,221 $ — $ 220,783,221
Short-Term Investments:
Repurchase agreement — 420,000 — 420,000
Total $— $221,203,221 $— $221,203,221
1 1 1 1 1
Green Bond
Long-Term Investments
:
Bank loan obligations $— $2,794,376 $— $2,794,376
Corporate bonds — 81,876,976 — 81,876,976
Government bonds — 41,678,040 24 41,678,064
Structured assets — 28,265,042 113,284 28,378,326
Preferred stocks 798,580 — — 798,580
Short-Term Investments
:
Repurchase agreement — 4,340,000 — 4,340,000
Investments purchased with collateral from securities lending 3,263,021 — — 3,263,021
Total $4,061,601 $158,954,434 $113,308 $163,129,343
1 1 1 1 1
High Yield
Long-Term Investments
:
Bank loan obligations $— $124,139,350 $— $124,139,350
Corporate bonds — 1,760,613,979 — 1,760,613,979
Common stocks 49,945,275 9,021 79 49,954,375
Short-Term Investments
:
Government agency debt — 2,489,568 — 2,489,568
Repurchase agreement — 33,120,000 — 33,120,000
Treasury debt — 14,950,636 — 14,950,636
Investments purchased with collateral from securities lending 43,945,920 — — 43,945,920
Total $93,891,195 $1,935,322,554 $79 $2,029,213,828
1 1 1 1 1
Inflation Linked Bond
Long-Term Investments
:
Corporate bonds $— $8,082,313 $— $8,082,313
Government bonds — 2,930,863,356 — 2,930,863,356
Short-Term Investments
:
Repurchase agreement — 5,880,000 — 5,880,000
Investments in Derivatives
:
Futures contracts* 204,340 — — 204,340
Total $204,340 $2,944,825,669 $— $2,945,030,009
1 1 1 1 1
Short Duration Impact Bond
Long-Term Investments
:
Bank loan obligations $— $1,792,917 $— $1,792,917
Corporate bonds — 25,254,747 — 25,254,747
Government bonds — 33,549,578 — 33,549,578
Structured assets — 14,719,999 — 14,719,999
Short-Term Investments
:
Repurchase agreement — 570,000 — 570,000
Investments purchased with collateral from securities lending 2,121,069 — — 2,121,069
Total $2,121,069 $75,887,241 $— $78,008,310
1 1 1 1 1

4. Investments
Mortgage Dollar Roll Transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Fund Level 1 Level 2 Level 3 Total
Short Term Bond
Long-Term Investments
:
Bank loan obligations $— $29,923,566 $— $29,923,566
Corporate bonds — 632,536,337 — 632,536,337
Government bonds — 826,068,673 — 826,068,673
Structured assets — 333,673,948 2,493,742 336,167,690
Short-Term Investments
:
Government agency debt — 1,997,698 — 1,997,698
Repurchase agreement — 4,550,000 — 4,550,000
Treasury debt — 4,989,022 — 4,989,022
Investments purchased with collateral from securities lending 67,486,279 — — 67,486,279
Investments in Derivatives
:
Futures contracts* (108,709) — — (108,709)
Total $67,377,570 $1,833,739,244 $2,493,742 $1,903,610,556
1 1 1 1 1
Short Term Bond Index
Long-Term Investments
:
Corporate bonds $— $528,981,200 $— $528,981,200
Government bonds — 1,446,467,471 — 1,446,467,471
Structured assets — 611,900 — 611,900
Short-Term Investments
:
Government agency debt — 99,526 — 99,526
Treasury debt — 44,436,916 — 44,436,916
Investments purchased with collateral from securities lending 4,137,191 — — 4,137,191
Total $4,137,191 $2,020,597,013 $— $2,024,734,204
1 1 1 1 1
Money Market
Short-Term Investments:
Government agency debt — 300,121,203 — 300,121,203
Repurchase agreement — 858,349,000 — 858,349,000
Treasury debt — 789,198,269 — 789,198,269
Variable rate securities — 180,267,878 — 180,267,878
Total $— $2,127,936,350 $— $2,127,936,350
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Bond Index Fixed Income Clearing Corp (FICC) $ 107,310,000 $ 109,456,280
Core Bond Fixed Income Clearing Corp (FICC) 25,000,000 25,500,044
Core Impact Bond Fixed Income Clearing Corp (FICC) 6,064,000 6,185,297
Core Plus Bond Fixed Income Clearing Corp (FICC) 27,470,000 28,019,419
5-15 Year Laddered Tax Exempt Bond Fixed Income Clearing Corp (FICC) 420,000 428,466
Green Bond Fixed Income Clearing Corp (FICC) 4,340,000 4,426,905
High Yield Fixed Income Clearing Corp (FICC) 33,120,000 33,782,509
Inflation Linked Bond Fixed Income Clearing Corp (FICC) 5,880,000 5,997,662
Short Duration Impact Bond Fixed Income Clearing Corp (FICC) 570,000 581,462
Short Term Bond Fixed Income Clearing Corp (FICC) 4,550,000 4,641,064
Money Market Fixed Income Clearing Corp (FICC) 858,349,000 875,516,053

Notes to Financial Statements
(continued)

Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected
Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statement of Operations.
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
Aggregate Value of Securities on Loan
Fund
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
Bond Index $– $316,415,796 $285,873,107 $39,250,602 $325,123,709
Core Bond – 129,844,666 127,425,111 6,640,803 134,065,914
Core Impact Bond 268,362 207,613,434 210,662,835 2,260,456 212,923,291
Core Plus Bond – 60,866,438 55,272,446 7,343,569 62,616,015
Green Bond – 3,180,719 3,263,021 – 3,263,021
High Yield 19,896,548 46,747,152 43,945,920 25,020,592 68,966,512
Short Duration Impact Bond – 2,067,403 2,121,069 – 2,121,069
Short Term Bond – 65,902,274 67,486,279 – 67,486,279
Short Term Bond Index – 4,028,323 4,137,191 – 4,137,191
*May include cash and investment of cash collateral.
**As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.
Fund
Non-U.S. Government
Purchases
U.S. Government
Purchases
Non-U.S. Government
Sales
U.S. Government
Sales
8.1
Bond Index $ 1,590,132,231 $ 5,116,857,267 $ 534,952,382 $ 2,576,862,475
8.2
Core Bond 1,119,597,498 5,812,176,401 1,084,979,481 4,710,912,201
8.3
Core Impact Bond 1,723,715,340 7,212,263,273 1,670,391,619 6,797,784,223
8.4
Core Plus Bond 620,791,910 2,270,287,383 566,780,614 1,903,796,624
8.5
5–15 Year Laddered Tax Exempt Bond 106,325,608 – 113,854,248 –
8.6
Green Bond 49,591,677 55,077,930 32,253,202 55,470,682
8.7
High Yield 905,624,817 – 1,348,633,957 –
8.8
Inflation Linked Bond – 931,026,888 705,000 850,521,340
8.9
Short Duration Impact Bond 47,722,006 150,705,888 30,814,470 156,641,365
9.01
Short Term Bond 343,729,436 1,800,372,675 592,898,556 1,616,838,834
9.1
Short Term Bond Index 358,527,359 968,007,420 223,474,730 690,486,516

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund (other than the Money Market Fund) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts:  Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Forward Foreign Currency Contracts: Certain Funds may use forward foreign currency contracts ("forward contracts") to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
Fund Average Notional Amount of Futures Contracts Outstanding*
8.8
Inflation Linked Bond $ 46,939,382
9.01
Short Term Bond 129,562,823
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Average Notional Amount of Forward Contracts Outstanding*
8.2
Core Bond $ 4,481,627
8.3
Core Impact Bond 11,679,834
8.4
Core Plus Bond 1,857,146
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Notes to Financial Statements
(continued)

The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period.
Credit Default Swap Contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives.
The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive
(deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable.
Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty ("OTC") or through a central clearinghouse ("centrally cleared"). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of Operations.
The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
Fund Counterparty
Gross
Unrealized
Appreciation on
Forward Foreign
Currency
Contracts*
Gross
Unrealized
Depreciation on
Forward Foreign
Currency
Contracts*
Net Unrealized
Appreciation
(Depreciation)
on Forward
Foreign Currency
Contracts
Collateral
Pledged
to (from)
Counterparty
Net
Exposure
Core Bond Bank of America, N.A. $3,229 $- $3,229 $- $3,229
Toronto Dominion Bank 123,358 - 123,358 - 123,358
$126,587 - $126,587 - $126,587
Core Impact Bond Australia and New
Zealand Banking Group
Limited $153,264 - $153,264 - $153,264
JPMorgan Chase Bank 145,047 - 145,047 - 145,047
$298,311 - $298,311 - $298,311
Core Plus Bond Toronto Dominion Bank $51,645 - $51,645 - $51,645

As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Fund Average Notional Amount of Swap Contracts Outstanding*
8.2
Core Bond $ 193,594,000
8.4
Core Plus Bond 193,978,000
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Core Bond
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
$ 126,587 - $ –
1 1 1 1 1 1 1 1
Core Impact Bond
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
298,311 - –
1 1 1 1 1 1 1 1
Core Plus Bond
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
51,645 - –
1 1 1 1 1 1 1 1
Inflation Linked Bond
Futures contracts Interest rate Unrealized appreciation
on futures contracts
*
204,340 - –
1 1 1 1 1 1 1 1
Short Term Bond
Futures contracts Interest rate - – Unrealized depreciation
on futures contracts
*
(108,709)
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of Investments. The Statement of Assets and
Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
8.2
Core Bond
Forward contracts Foreign currency exchange rate $ – $ 126,587
Swap contracts Credit (26,201,433) –
8.3
Core Impact Bond
Forward contracts Foreign currency exchange rate – 298,311
8.4
Core Plus Bond
Forward contracts Foreign currency exchange rate – 51,645
Swap contracts Credit (25,383,776) –
8.8
Inflation Linked Bond
Futures contracts Interest rate (2,542,311) 204,340
9.01
Short Term Bond
Futures contracts Interest rate (5,461,987) 1,160,210

Notes to Financial Statements
(continued)

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
3/31/24
Year Ended
3/31/23
8.1
Bond Index Shares Amount Shares Amount
Subscriptions:
Class A 388,783 $ 3,668,440 437,630 $ 4,277,061
Class I 1,195,739 11,522,782 896,528 8,759,575
Premier Class 713,447 6,732,143 611,998 5,929,343
Class R6 171,458,338 1,630,627,322 140,425,090 1,362,662,625
Retirement Class 3,034,864 28,803,233 2,678,831 26,205,459
Class W 366,027,009 3,477,979,940 305,529,196 2,966,858,312
Total subscriptions 542,818,180 5,159,333,860 450,579,273 4,374,692,375
Reinvestments of distributions:
Class A 77,772 736,123 67,904 657,228
Class I 82,625 781,370 45,231 436,769
Premier Class 77,581 733,719 62,554 604,972
Class R6 30,005,606 283,779,946 23,875,399 230,916,440
Retirement Class 1,499,760 14,192,587 1,393,770 13,487,687
Class W – – 546,446 5,245,886
Total reinvestments of distributions 31,743,344 300,223,745 25,991,304 251,348,982
Redemptions:
Class A (469,329) (4,429,837) (676,052) (6,575,054)
Class I (530,402) (4,932,734) (300,572) (2,913,797)
Premier Class (661,380) (6,129,091) (513,996) (4,997,927)
Class R6 (117,562,388) (1,111,719,419) (147,473,169) (1,430,584,260)
Retirement Class (9,880,251) (93,457,671) (7,980,248) (77,257,617)
Class W (122,904,024) (1,173,892,419) (189,529,988) (1,829,665,614)
Total redemptions (252,007,774) (2,394,561,171) (346,474,025) (3,351,994,269)
Net increase (decrease) from shareholder transactions 322,553,750 $ 3,064,996,434 130,096,552 $ 1,274,047,088
Year Ended
3/31/24
Year Ended
3/31/23
8.2
Core Bond Shares Amount Shares Amount
Subscriptions:
Class A 393,119 $ 3,606,313 345,851 $ 3,249,134
Class I 9,163,304 82,160,388 12,544,200 115,982,030
Premier Class 75,038 675,986 117,361 1,086,536
Class R6 143,477,856 1,291,720,695 151,445,076 1,397,460,780
Retirement Class 2,291,266 20,955,515 624,354 5,850,641
Class W 107,238,366 968,488,347 102,648,322 940,462,155
Total subscriptions 262,638,949 2,367,607,244 267,725,164 2,464,091,276
Reinvestments of distributions:
Class A 284,891 2,604,916 244,866 2,288,319
Class I 2,753,384 24,751,046 2,866,974 26,342,595
Premier Class 17,808 160,068 19,178 176,157
Class R6 18,674,668 167,715,767 13,558,837 124,410,776
Retirement Class 521,580 4,774,375 453,704 4,244,683
Class W – – 3 27
Total reinvestments of distributions 22,252,331 200,006,172 17,143,562 157,462,557
Redemptions:
Class A (1,193,686) (10,909,199) (1,381,029) (12,974,411)
Class I (12,124,764) (108,735,304) (42,217,021) (389,676,087)
Premier Class (344,855) (3,043,370) (182,489) (1,655,521)
Class R6 (118,582,953) (1,063,216,723) (111,329,882) (1,022,465,435)
Retirement Class (2,430,586) (22,132,124) (2,830,350) (26,625,023)
Class W (60,498,612) (540,783,193) (154,764,018) (1,414,599,150)
Total redemptions (195,175,456) (1,748,819,913) (312,704,789) (2,867,995,627)
Net increase (decrease) from shareholder transactions 89,715,824 $ 818,793,503 (27,836,063) $ (246,441,794)

Year Ended
3/31/24
Year Ended
3/31/23
8.3
Core Impact Bond Shares Amount Shares Amount
Subscriptions:
Class A 6,389,097 $ 56,787,544 5,257,222 $ 47,940,004
Class I 38,037,904 333,840,037 61,441,911 562,721,051
Premier Class 1,141,126 10,049,033 810,721 7,381,733
Class R6 167,845,855 1,481,756,681 211,412,447 1,924,593,495
Retirement Class 322,346 2,834,918 427,297 3,905,641
Total subscriptions 213,736,328 1,885,268,213 279,349,598 2,546,541,924
Reinvestments of distributions:
Class A 1,058,421 9,332,604 814,984 7,392,026
Class I 2,098,855 18,530,176 2,595,065 23,589,395
Premier Class 29,059 258,047 57,557 522,087
Class R6 17,245,334 152,226,244 11,318,742 102,601,161
Retirement Class 1,015,909 8,970,439 981,833 8,911,477
Total reinvestments of distributions 21,447,578 189,317,510 15,768,181 143,016,146
Redemptions:
Class A (6,525,824) (57,561,094) (11,752,888) (106,965,297)
Class I (30,643,954) (269,980,737) (107,396,822) (976,266,106)
Premier Class (2,426,796) (21,495,636) (994,013) (9,072,953)
Class R6 (156,667,133) (1,381,505,758) (189,828,871) (1,733,377,694)
Retirement Class (6,841,321) (60,422,604) (10,122,946) (91,968,507)
Total redemptions (203,105,028) (1,790,965,829) (320,095,540) (2,917,650,557)
Net increase (decrease) from shareholder transactions 32,078,878 $ 283,619,894 (24,977,761) $ (228,092,487)
Year Ended
3/31/24
Year Ended
3/31/23
8.4
Core Plus Bond Shares Amount Shares Amount
Subscriptions:
Class A 637,140 $ 5,760,334 912,593 $ 8,488,399
Class I 2,119,502 19,097,164 2,713,735 25,258,906
Premier Class 29,474 265,664 57,240 533,117
Class R6 29,307,912 264,531,307 47,041,223 430,266,086
Retirement Class 1,649,380 14,926,099 5,135,317 46,552,516
Class W 58,077,880 526,279,170 51,970,189 477,492,728
Total subscriptions 91,821,288 830,859,738 107,830,297 988,591,752
Reinvestments of distributions:
Class A 950,817 8,576,619 834,947 7,690,057
Class I 188,972 1,702,398 217,193 2,002,974
Premier Class 20,108 181,051 23,865 219,417
Class R6 3,715,248 33,456,272 2,780,663 25,557,622
Retirement Class 1,288,520 11,615,845 1,061,320 9,771,134
Class W 2 14 7 62
Total reinvestments of distributions 6,163,667 55,532,199 4,917,995 45,241,266
Redemptions:
Class A (2,669,061) (24,041,800) (2,936,544) (27,179,005)
Class I (3,455,418) (31,157,372) (9,086,795) (84,545,619)
Premier Class (346,824) (3,057,507) (163,187) (1,517,305)
Class R6 (23,574,939) (210,930,676) (43,385,370) (397,243,284)
Retirement Class (5,537,766) (49,843,769) (5,869,657) (54,584,539)
Class W (32,127,026) (287,368,309) (84,004,213) (767,502,189)
Total redemptions (67,711,034) (606,399,433) (145,445,766) (1,332,571,941)
Net increase (decrease) from shareholder transactions 30,273,921 $ 279,992,504 (32,697,474) $ (298,738,923)
Year Ended
3/31/24
Year Ended
3/31/23
8.5
5–15 Year Laddered Tax Exempt Bond Shares Amount Shares Amount
Subscriptions:
Class A 785,378 $ 7,642,057 902,422 $ 8,752,364
Class I 27,510 268,591 8,143 77,857
Class R6 57,968 561,695 65,771 636,628
Total subscriptions 870,856 8,472,343 976,336 9,466,849
Reinvestments of distributions:
Class A 499,518 4,847,145 482,076 4,653,212
Class I 872 8,452 1,312 12,636
Class R6 23,427 227,104 35,744 344,265
Total reinvestments of distributions 523,817 5,082,701 519,132 5,010,113
Redemptions:
Class A (2,768,904) (26,860,682) (2,870,264) (27,778,242)
Class I (45,947) (448,035) (23,089) (223,196)
Class R6 (141,490) (1,354,763) (1,025,410) (9,609,591)
Total redemptions (2,956,341) (28,663,480) (3,918,763) (37,611,029)
Net increase (decrease) from shareholder transactions (1,561,668) $ (15,108,436) (2,423,295) $ (23,134,067)

Notes to Financial Statements
(continued)

Year Ended
3/31/24
Year Ended
3/31/23
8.6
Green Bond Shares Amount Shares Amount
Subscriptions:
Class A 79,569 $ 721,115 186,499 $ 1,733,901
Class I 1,102,443 9,905,649 5,289,244 49,706,005
Premier Class – – – –
Class R6 2,790,819 25,419,723 825,487 7,570,213
Retirement Class 191,561 1,722,528 215,373 1,979,197
Total subscriptions 4,164,392 37,769,015 6,516,603 60,989,316
Reinvestments of distributions:
Class A 26,212 235,572 21,139 193,839
Class I 173,538 1,558,167 110,887 1,002,287
Premier Class – – – –
Class R6 89,433 806,425 34,096 311,859
Retirement Class 54,734 491,904 47,209 433,137
Total reinvestments of distributions 343,917 3,092,068 213,331 1,941,122
Redemptions:
Class A (150,237) (1,346,672) (111,649) (1,035,944)
Class I (2,089,197) (18,447,196) (947,092) (8,587,124)
Premier Class – – – –
Class R6 (423,260) (3,814,585) (197,011) (1,842,105)
Retirement Class (308,528) (2,763,695) (280,683) (2,600,942)
Total redemptions (2,971,222) (26,372,148) (1,536,435) (14,066,115)
Net increase (decrease) from shareholder transactions 1,537,087 $ 14,488,935 5,193,499 $ 48,864,323
Year Ended
3/31/24
Year Ended
3/31/23
8.7
High Yield Shares Amount Shares Amount
Subscriptions:
Class A 16,864,265 $ 142,512,910 10,570,538 $ 88,787,761
Class I 74,902 627,064 201,070 1,703,177
Premier Class 6,436,773 53,896,898 2,681,319 22,051,967
Class R6 28,302,571 237,469,824 78,621,955 661,796,973
Retirement Class 1,248,960 10,533,328 864,229 7,196,947
Class W 9,415,019 79,806,589 30,418,964 258,965,118
Total subscriptions 62,342,490 524,846,613 123,358,075 1,040,501,943
Reinvestments of distributions:
Class A 1,401,381 11,850,700 1,321,632 11,069,344
Class I 35,184 295,340 51,829 432,052
Premier Class 91,687 771,689 103,944 866,963
Class R6 7,957,756 67,005,015 9,082,387 75,823,006
Retirement Class 1,554,597 13,088,418 1,511,320 12,605,975
Class W 5 42 2 16
Total reinvestments of distributions 11,040,610 93,011,204 12,071,114 100,797,356
Redemptions:
Class A (18,880,056) (159,542,266) (13,734,760) (115,992,366)
Class I (568,502) (4,746,125) (368,926) (3,108,211)
Premier Class (6,995,487) (58,678,188) (2,734,850) (22,491,306)
Class R6 (74,237,300) (617,266,065) (154,437,777) (1,294,518,673)
Retirement Class (4,818,258) (40,492,555) (5,161,262) (43,285,070)
Class W (26,817,898) (222,756,293) (15,850,214) (130,827,278)
Total redemptions (132,317,501) (1,103,481,492) (192,287,789) (1,610,222,904)
Net increase (decrease) from shareholder transactions (58,934,401) $ (485,623,675) (56,858,600) $ (468,923,605)

Year Ended
3/31/24
Year Ended
3/31/23
8.8
Inflation Linked Bond Shares Amount Shares Amount
Subscriptions:
Class A 1,288,477 $ 13,059,446 1,574,766 $ 16,926,139
Class I 2,405,516 25,230,979 2,423,106 26,818,257
Premier Class 25,759 270,373 44,609 499,276
Class R6 6,879,795 72,184,907 5,437,209 59,949,730
Retirement Class 297,367 3,105,040 614,903 6,855,538
Class W 49,776,621 521,604,305 40,423,132 439,941,345
Total subscriptions 60,673,535 635,455,050 50,517,725 550,990,285
Reinvestments of distributions:
Class A 394,391 3,963,055 815,199 8,524,838
Class I 205,967 2,136,473 563,086 6,066,973
Premier Class 6,450 66,748 16,235 174,643
Class R6 2,017,779 20,917,461 3,568,037 38,428,017
Retirement Class 423,884 4,434,311 943,023 10,247,412
Class W – – 1,318,661 13,806,382
Total reinvestments of distributions 3,048,471 31,518,048 7,224,241 77,248,265
Redemptions:
Class A (2,593,681) (26,316,099) (3,415,635) (37,024,736)
Class I (4,930,366) (51,510,463) (7,688,218) (83,389,968)
Premier Class (168,393) (1,735,965) (56,354) (609,477)
Class R6 (11,367,625) (118,426,790) (25,799,990) (295,420,202)
Retirement Class (2,597,626) (27,400,363) (2,779,420) (30,758,626)
Class W (24,053,242) (252,579,348) (27,780,021) (306,875,664)
Total redemptions (45,710,933) (477,969,028) (67,519,638) (754,078,673)
Net increase (decrease) from shareholder transactions 18,011,073 $ 189,004,070 (9,777,672) $ (125,840,123)
Year Ended
3/31/24
Year Ended
3/31/23
8.9
Short Duration Impact Bond Shares Amount Shares Amount
Subscriptions:
Class A 35,423 $ 338,088 156,683 $ 1,519,438
Class I 43,094 411,340 1,798,193 17,249,091
Premier Class – – – –
Class R6 2,283,761 21,704,634 4,387,844 41,963,638
Retirement Class 110,769 1,057,670 330,021 3,171,705
Total subscriptions 2,473,047 23,511,732 6,672,741 63,903,872
Reinvestments of distributions:
Class A 9,368 89,094 6,161 58,931
Class I 3,575 33,942 21,686 207,223
Premier Class – – – –
Class R6 180,610 1,717,801 63,816 609,239
Retirement Class 22,699 215,872 14,850 142,071
Total reinvestments of distributions 216,252 2,056,709 106,513 1,017,464
Redemptions:
Class A (54,829) (521,302) (48,754) (466,614)
Class I (39,890) (377,545) (2,132,929) (20,331,860)
Premier Class – – – –
Class R6 (1,740,093) (16,577,622) (981,999) (9,365,476)
Retirement Class (198,956) (1,890,470) (236,321) (2,263,371)
Total redemptions (2,033,768) (19,366,939) (3,400,003) (32,427,321)
Net increase (decrease) from shareholder transactions 655,531 $ 6,201,502 3,379,251 $ 32,494,015

Notes to Financial Statements
(continued)

Year Ended
3/31/24
Year Ended
3/31/23
9.01
Short Term Bond Shares Amount Shares Amount
Subscriptions:
Class A 490,276 $ 4,849,577 657,362 $ 6,509,202
Class I 3,605,313 35,737,750 15,078,332 148,175,833
Premier Class 40,535 399,729 62,643 624,873
Class R6 14,923,784 147,520,450 36,530,228 361,395,376
Retirement Class 1,808,529 17,942,601 10,716,701 106,142,330
Class W 22,730,002 225,210,943 20,386,924 201,674,853
Total subscriptions 43,598,439 431,661,050 83,432,190 824,522,467
Reinvestments of distributions:
Class A 387,743 3,839,527 314,257 3,112,908
Class I 497,841 4,925,246 340,986 3,373,133
Premier Class 11,754 116,316 9,971 98,794
Class R6 1,129,471 11,174,026 944,746 9,344,974
Retirement Class 696,973 6,901,048 396,945 3,931,167
Class W – – 115,266 1,131,911
Total reinvestments of distributions 2,723,782 26,956,163 2,122,171 20,992,887
Redemptions:
Class A (1,944,625) (19,209,323) (2,723,766) (27,045,101)
Class I (7,907,750) (78,093,816) (16,359,513) (162,365,858)
Premier Class (173,573) (1,723,916) (85,874) (851,826)
Class R6 (30,109,768) (297,754,698) (30,099,448) (297,768,212)
Retirement Class (5,983,487) (59,273,332) (2,170,780) (21,537,339)
Class W (16,257,019) (160,299,901) (29,451,057) (291,226,275)
Total redemptions (62,376,222) (616,354,986) (80,890,438) (800,794,611)
Net increase (decrease) from shareholder transactions (16,054,001) $ (157,737,773) 4,663,923 $ 44,720,743
Year Ended
3/31/24
Year Ended
3/31/23
9.1
Short Term Bond Index Shares Amount Shares Amount
Subscriptions:
Class A 16,494 $ 157,548 41,603 $ 397,229
Class I 12,772 122,193 62,892 600,483
Premier Class 15,410 146,462 8,226 78,044
Class R6 2,004,911 19,126,139 1,369,697 13,091,462
Retirement Class 22,146,569 211,172,507 14,636,195 139,827,595
Class W 37,136,270 354,386,326 31,813,748 304,081,401
Total subscriptions 61,332,426 585,111,175 47,932,361 458,076,214
Reinvestments of distributions:
Class A 8,397 79,977 3,735 35,611
Class I 1,746 16,621 1,037 9,878
Premier Class 633 6,018 225 2,153
Class R6 287,096 2,735,719 131,024 1,249,804
Retirement Class 1,957,808 18,660,594 578,603 5,514,928
Class W – – – –
Total reinvestments of distributions 2,255,680 21,498,929 714,624 6,812,374
Redemptions:
Class A (32,573) (310,076) (66,706) (638,308)
Class I (15,001) (142,840) (83,251) (792,699)
Premier Class (23,410) (223,318) (33,694) (325,142)
Class R6 (1,783,207) (17,000,119) (1,655,140) (15,867,142)
Retirement Class (82,619) (787,930) (43,148) (409,227)
Class W (16,968,141) (161,437,303) (22,629,899) (216,434,345)
Total redemptions (18,904,951) (179,901,586) (24,511,838) (234,466,863)
Net increase (decrease) from shareholder transactions 44,683,155 $ 426,708,518 24,135,147 $ 230,421,725

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The 5-15 Year Laddered Tax-Exempt Bond Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, foreign currency transactions, paydowns, and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
Year Ended
3/31/24
Year Ended
3/31/23
9.2
Money Market Shares Amount Shares Amount
Subscriptions:
Class A 99,409,557 $ 99,409,557 102,853,716 $ 102,853,715
Class I 16,088,421 16,088,421 36,284,561 36,284,561
Premier Class 44,351,067 44,351,067 34,760,914 34,760,915
Class R6 287,214,356 287,214,356 625,837,698 625,837,698
Retirement Class 366,341,289 366,341,289 479,149,395 479,149,395
Total subscriptions 813,404,690 813,404,690 1,278,886,284 1,278,886,284
Reinvestments of distributions:
Class A 13,972,508 13,972,508 6,442,924 6,442,924
Class I 1,937,033 1,937,033 400,460 400,460
Premier Class 2,020,524 2,020,524 835,305 835,305
Class R6 52,083,864 52,083,864 26,611,673 26,611,673
Retirement Class 29,630,508 29,630,508 9,780,952 9,780,952
Total reinvestments of distributions 99,644,437 99,644,437 44,071,314 44,071,314
Redemptions:
Class A (107,826,978) (107,826,978) (103,758,482) (103,758,482)
Class I (10,021,871) (10,021,871) (3,295,117) (3,295,117)
Premier Class (46,487,498) (46,487,498) (23,894,680) (23,894,680)
Class R6 (288,291,453) (288,291,453) (556,192,418) (556,192,418)
Retirement Class (302,708,371) (302,708,371) (184,952,298) (184,952,298)
Total redemptions (755,336,171) (755,336,171) (872,092,995) (872,092,995)
Net increase (decrease) from shareholder transactions 157,712,956 $ 157,712,956 450,864,603 $ 450,864,603
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
8.1
Bond Index $26,413,570,062 $55,780,456 $(2,581,893,172) $(2,526,112,716)
8.2
Core Bond 10,875,277,593 59,377,333 (840,001,278) (780,623,945)
8.3
Core Impact Bond 6,922,533,196 46,165,137 (474,690,195) (428,525,058)
8.4
Core Plus Bond 5,150,117,600 35,463,122 (423,932,295) (388,469,173)
8.5
5–15 Year Laddered Tax Exempt Bond 225,338,840 2,394,713 (6,530,332) (4,135,619)
8.6
Green Bond 172,839,571 848,266 (10,558,494) (9,710,228)
8.7
High Yield 2,093,785,418 25,236,255 (89,807,846) (64,571,591)
8.8
Inflation Linked Bond 3,100,285,794 4,590,846 (159,846,631) (155,255,785)
8.9
Short Duration Impact Bond 79,071,450 389,626 (1,452,766) (1,063,140)
9.01
Short Term Bond 1,934,799,718 7,248,064 (38,437,225) (31,189,161)
9.1
Short Term Bond Index 2,037,665,718 2,719,726 (15,651,240) (12,931,514)
9.2
Money Market 2,127,936,350 – – –

Notes to Financial Statements
(continued)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.
Fund
Undistributed
Tax-Exempt
Income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
8.1
Bond Index $– $35,648,301 $– $(2,526,112,716) $(226,900,440) $– $(38,885,612) $(2,756,250,467)
8.2
Core Bond – 12,618,206 – (780,635,090) (729,488,372) – (19,281,047) (1,516,786,303)
8.3
Core Impact Bond – 3,274,862 – (428,525,793) (643,605,021) – (4,836,603) (1,073,692,555)
8.4
Core Plus Bond – 7,789,387 – (388,474,066) (366,272,636) – (14,002,042) (760,959,357)
8.5
5–15 Year Laddered Tax
Exempt Bond 53,088 28,521 – (4,135,618) (11,219,475) – (111,201) (15,384,685)
8.6
Green Bond – 204,848 – (9,710,228) (4,949,094) – (251,374) (14,705,848)
8.7
High Yield – 2,765,959 – (64,571,591) (451,846,122) – (3,117,746) (516,769,500)
8.8
Inflation Linked Bond – 3,771,577 – (155,255,785) (39,410,405) – (588,520) (191,483,133)
8.9
Short Duration Impact
Bond – 83,996 – (1,063,140) (895,214) – (93,286) (1,967,644)
9.01
Short Term Bond – 3,329,345 – (31,189,162) (46,478,780) – (4,428,875) (78,767,472)
9.1
Short Term Bond Index – 4,389,933 – (12,931,514) (52,905,240) – (4,391,914) (65,838,735)
9.2
Money Market – 30,184 559 – – – – 30,743
3/31/24 3/31/23
Fund
Tax-Exempt
Income*
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
8.1
Bond Index $ – $ 676,073,617 $ – $ – $ 518,748,047 $ 10,050,572
8.2
Core Bond – 397,054,805 – – 318,248,949 –
8.3
Core Impact Bond – 241,880,830 – – 187,094,563 –
8.4
Core Plus Bond – 201,121,665 – – 173,746,981 –
8.5
5–15 Year Laddered Tax Exempt Bond 5,427,607 101,941 – 5,095,395 141,539 217,586
8.6
Green Bond – 5,882,488 – – 4,224,850 86,018
8.7
High Yield – 129,832,487 – – 149,680,999 –
8.8
Inflation Linked Bond – 111,223,768 – – 176,247,179 19,810,747
8.9
Short Duration Impact Bond – 3,087,531 – – 1,712,618 –
9.01
Short Term Bond – 75,129,799 – – 54,394,148 2,058,552
9.1
Short Term Bond Index – 62,754,437 – – 23,944,074 –
9.2
Money Market – 99,985,364 – – 44,215,568 –
* Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund Short-Term Long-Term Total
8.1
Bond Index $ 88,294,602 $ 138,605,838 $ 226,900,440
8.2
Core Bond 339,820,914 389,667,458 729,488,372
8.3
Core Impact Bond 318,837,411 324,767,610 643,605,021
8.4
Core Plus Bond 159,133,574 207,139,062 366,272,636
8.5
5–15 Year Laddered Tax Exempt Bond – 11,219,475 11,219,475
8.6
Green Bond 1,871,792 3,077,302 4,949,094
8.7
High Yield 88,011,551 363,834,571 451,846,122
8.8
Inflation Linked Bond 13,065,668 26,344,737 39,410,405
8.9
Short Duration Impact Bond 660,834 234,380 895,214
9.01
Short Term Bond – 46,478,780 46,478,780
9.1
Short Term Bond Index 10,648,414 42,256,826 52,905,240
9.2
Money Market – – –

Under the terms of a distribution Rule 12b-1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the reporting period, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Effective May 1, 2023, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
Prior to May 1, 2023, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. The investment management fee and maximum expense amounts (after voluntary waivers) were equal to the following noted annual percentage of average daily net assets for each class, inclusive of voluntary and contractual waivers:
Investment
Management Fee
Range
Investment
Management Fee-
Effective Rate Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
8.1
Bond Index
0.060%
0.060% 0.440% 0.240% 0.240% 0.090% 0.340% 0.090%
8.2
Core Bond* 0.250% —0.300% 0.275 0.700 0.500 0.500 0.350 0.600 0.350
8.3
Core Impact Bond* 0.300% —0.350% 0.332 0.750 0.550 0.550 0.400 0.650 –
8.4
Core Plus Bond* 0.250% —0.300% 0.286 0.700 0.500 0.500 0.350 0.600 0.350
8.5
5–15 Year Laddered Tax Exempt Bond* 0.200% —0.250% 0.250 0.650 0.450 – 0.300 – –
8.6
Green Bond* 0.350% —0.400% 0.400 0.800 0.600 0.600 0.450 0.700 –
8.7
High Yield* 0.300% —0.350% 0.345 0.750 0.550 0.550 0.400 0.650 0.400
8.8
Inflation Linked Bond* 0.200% —0.250% 0.241 0.650 0.450 0.450 0.300 0.550 0.300
8.9
Short Duration Impact Bond* 0.250% —0.300% 0.300 0.700 0.500 0.500 0.350 0.600 –
9.01
Short Term Bond* 0.200% —0.250% 0.245 0.650 0.450 0.450 0.300 0.550 0.300
9.1
Short Term Bond Index
0.050%
0.050 0.450 0.250 0.250 0.100 0.350 0.100
9.2
Money Market
0.100%
0.100 0.500 0.300 0.300 0.150 0.400 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2024. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
8.8
Inflation Linked Bond* 0.180% —0.230% 0.630% 0.430% 0.430% 0.280% 0.530% 0.280%
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W

Notes to Financial Statements
(continued)

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Funds did not engage in security transactions with affiliated entities.
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
9. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
10. Line of Credit
The Funds (other than Money Market Fund) participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest.
The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.
11. Subsequent Events
Administrative Services Agreement: The Adviser has agreed to gradually reduce expenses allocated to the Funds under the
Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.
Management Fees: Effective May 1, 2024, the management fee schedule for each Fund, other than the Bond Index Fund, Short Term
Bond Index Fund and Money Market Fund, consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen Fund
Advisors, LLC (“Nuveen Fund Advisors”).
Investment
Management
Fee Range Maximum Expense Amounts‡
8.3
Core Impact Bond* 0.285% —0.335% 0.750% 0.535% 0.535% 0.385% 0.635% – %
8.6
Green Bond* 0.350% —0.400% 0.715 0.600 0.580 0.410 0.580 –
8.7
High Yield* 0.285% —0.335% 0.750 0.535 0.535 0.385 0.635 0.385
8.8
Inflation Linked Bond* 0.180% —0.230% 0.630 0.430 0.430 0.280 0.530 0.280
8.9
Short Duration Impact Bond* 0.250% —0.300% 0.600 0.500 0.500 0.340 0.600 –
9.2
Money Market 0.100% 0.415 0.300 0.240 0.150 0.240 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Underlying Fund TIAA
Nuveen Lifecycle
Funds
Nuveen Lifecycle
Index Funds
Nuveen Lifestyle
Funds
Nuveen Managed
Allocation Fund TIAA Access Total
8.1
Bond Index – % – % 56% – % – % 1% 57%
8.2
Core Bond – 42 – – – – 42
8.4
Core Plus Bond – 55  – 8  7  2  72
8.6
Green Bond 43 – – – – – 43
8.7
High Yield – 20 – – – 8 28
8.8
Inflation Linked Bond – 30 41 – – – 71
8.9
Short Duration Impact Bond 32 – – – – – 32
9.01
Short Term Bond – 50 – 5 – 2 57
9.1
Short Term Bond Index – – 62 – – – 62
9.2
Money Market – – – – – 3 3

As of May 1, 2024 for each Fund subject to the complex-level fee, each breakpoint in each such Fund’s investment management fee breakpoint schedule effective prior to May 1, 2024, as disclosed in the investment management fee ranges in Note 8, was reduced by 0.1600%. These revised investment management fee breakpoint schedules constitute each such Fund's Fund-level fee.
As of May 1, 2024 for each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each such Fund is determined by taking the current overall complex-level fee rate, and making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular Fund’s assets that are not eligible complex-level assets. The current overall complex-level fee schedule is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and
Nuveen-branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all
Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or
Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
For the Bond Index Fund, Short Term Bond Index Fund and Money Market Fund, the management fee schedule consists of one component, a Fund-level fee, based on the amount of assets within a Fund, and there are no changes to the investment management fees disclosed in Note 8.
Sales Charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the
Funds of less than certain amounts, as set forth in the Funds’ prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the NAV per share plus an up-front sales charge. Shareholders with an account held directly with a Fund that held Class A shares of the Funds prior to May 6, 2024 will not be subject to the sales charge on any future purchases or redemptions of Class A shares of that Fund or any other fund that is a series of the TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase Class A shares at NAV.
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350%
For the next $200 billion 0.1325%
For eligible assets over $400 billion 0.1300%

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
8.1
Bond Index $ –
8.2
Core Bond –
8.3
Core Impact Bond –
8.4
Core Plus Bond –
8.5
5–15 Year Laddered Tax Exempt Bond –
8.6
Green Bond –
8.7
High Yield –
8.8
Inflation Linked Bond –
8.9
Short Duration Impact Bond –
9.01
Short Term Bond –
9.1
Short Term Bond Index –
9.2
Money Market –
Fund Percentage
8.1
Bond Index — %
8.2
Core Bond 0 .2
8.3
Core Impact Bond 0 .2
8.4
Core Plus Bond 0 .1
8.5
5–15 Year Laddered Tax Exempt Bond —
8.6
Green Bond —
8.7
High Yield —
8.8
Inflation Linked Bond —
8.9
Short Duration Impact Bond —
9.01
Short Term Bond —
9.1
Short Term Bond Index —
9.2
Money Market —
Fund Percentage
8.1
Bond Index — %
8.2
Core Bond 0 .2
8.3
Core Impact Bond 0 .2
8.4
Core Plus Bond 0 .1
8.5
5–15 Year Laddered Tax Exempt Bond —
8.6
Green Bond —
8.7
High Yield —
8.8
Inflation Linked Bond —
8.9
Short Duration Impact Bond —
9.01
Short Term Bond —
9.1
Short Term Bond Index —
9.2
Money Market —

Qualified interest income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as Section 163(j)
interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior Year End to 12/31
Percentage
1/1 to Current Year End
Percentage
8.1
Bond Index 100 .0% 68 .0%
8.2
Core Bond 75 .8 100 .0
8.3
Core Impact Bond 77 .4 87 .0
8.4
Core Plus Bond 69 .5 100 .0
8.5
5–15 Year Laddered Tax Exempt Bond — —
8.6
Green Bond 68 .7 85 .7
8.7
High Yield 88 .3 47 .3
8.8
Inflation Linked Bond 61 .7 100 .0
8.9
Short Duration Impact Bond 73 .2 77 .8
9.01
Short Term Bond 86 .2 83 .1
9.1
Short Term Bond Index 87 .0 99 .2
9.2
Money Market 99 .6 99 .6
Fund Percentage
8.1
Bond Index 100 .0%
8.2
Core Bond 96 .0
8.3
Core Impact Bond 87 .7
8.4
Core Plus Bond 96 .9
8.5
5–15 Year Laddered Tax Exempt Bond –
8.6
Green Bond 88 .1
8.7
High Yield 97 .0
8.8
Inflation Linked Bond 99 .7
8.9
Short Duration Impact Bond 93 .5
9.01
Short Term Bond 100 .0
9.1
Short Term Bond Index 99 .8
9.2
Money Market 99 .9

Additional Fund Information
(Unaudited)
©2024 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206

Portfolio holdings
The TIAA-CREF Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Portfolios of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Funds’ portfolios of investments as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings.
Form N-CSR filings are as of March 31 or September 30; Form N-PORT or Form N-MFP filings are as of December 31 or June 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at
800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended
June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at
TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers. Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute securities products.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

2024 Special Meeting
(Unaudited)
Fixed Income Funds
Trustees
On November 20, 2023, at a special meeting of Fixed Income Funds participants, the following persons were elected to serve on the
Board of Trustees:
Amy B. R. Lancellotta, Joanne T. Medero, Albin F. Moschner, John K. Nelson, Matthew Thornton III, Terence J. Toth, Margaret L. Wolff
and Robert L. Young were elected to office. Joseph A. Boateng, Michael A. Forrester, Thomas J. Kenny and Loren M. Starr continued in office.
The results above were certified by Computershare Fund Services, Inc., independent tabulator for the TIAA-CREF Funds.
Nominee Shares for Percent Shares against Percent Shares abstain Percent
Joseph A. Boateng 7,867,205,687.722 97.811 63,973,498.504 0.795 112,105,650.721 1.394
Michael A. Forrester 7,873,729,461.057 97.892 59,739,021.744 0.743 109,816,354.146 1.365
Thomas J. Kenny 7,873,577,319.739 97.890 59,628,491.356 0.741 110,079,025.851 1.369
Amy B.R. Lancellotta 7,878,909,011.873 97.956 61,000,657.137 0.758 103,375,167.936 1.285
Joanne T. Medero 7,876,343,187.201 97.924 64,080,214.395 0.797 102,861,435.350 1.279
Albin F. Moschner 7,864,397,335.050 97.776 68,393,667.267 0.850 110,493,834.629 1.374
John K. Nelson 7,886,275,662.665 98.048 44,376,664.298 0.552 112,632,509.983 1.400
Loren M. Starr 7,894,997,953.803 98.156 42,187,698.178 0.525 106,099,184.965 1.319
Matthew Thornton III 7,886,183,390.754 98.047 46,175,035.497 0.574 110,926,410.695 1.379
Terence J. Toth 7,885,870,581.340 98.043 44,721,005.652 0.556 112,693,249.955 1.401
Margaret L. Wolff 7,878,323,371.788 97.949 61,940,121.572 0.770 103,021,343.586 1.281
Robert L. Young 7,887,121,209.624 98.058 43,556,830.170 0.542 112,606,797.152 1.400

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the
Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the
“LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel
from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a May 14-16, 2024 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023 (the “Review
Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii)
holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each
Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment
Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

Trustees and Officers
(Unaudited)
March 31, 2024

Trustees
Name, Business Address and
Year of Birth
Position(s)
Held with the
Trust
Term of
Office and
Length
of Time Served
with the Trust Principal Occupation(s) During Past Five Years
Number of
Portfolios in
Fund Complex
Overseen by
Trustee
Other
Directorships
Held by
Trustee
During Past
Five Years
Joseph A. Boateng
730 Third Avenue
New York, NY 10017
1963
Trustee Indefinite term.
Trustee since
2019.
Chief Investment Officer, Casey Family Programs (since
2007). formerly, Director of U.S. Pension Plans, Johnson
& Johnson (2002–2006).
210 Board Member, Lumina Foundation (since
2018) and Waterside School (since 2021);
Board Member (2012–2019) and Emeritus
Board Member (since 2020), Year-Up Puget
Sound; Investment Advisory Committee
Member and Former Chair (since 2007),
Seattle City Employees’ Retirement System;
Investment Committee Member (since
2012), The Seattle Foundation; Trustee
(2018–2023), the College Retirement
Equities Fund; Manager (2019-2023), TIAA
Separate Account VA-1.
Michael A. Forrester
730 Third Avenue
New York, NY 10017
1967
Trustee Indefinite term.
Trustee since
2007.
Formerly, Chief Executive Officer (2014–2021) and Chief
Operating Officer (2007–2014), Copper Rock Capital
Partners, LLC.
210 Trustee, Dexter Southfield School (since
2019); Member (since 2020), Governing
Council of the Independent Directors
Council (IDC); Trustee, the College
Retirement Equities Fund and Manager, TIAA
Separate Account VA-1 (2007–2023).
Thomas J. Kenny
730 Third Avenue
New York, NY 10017
1963
Co-Chairman
of the Board
and Trustee
Indefinite term.
Trustee since
2011; Co-Chair
since 2024 for
term ending
December 31,
2024
Formerly, Advisory Director (2010–2011), Partner
(2004–2010), Managing Director (1999–2004) and
Co-Head of Global Cash and Fixed Income Portfolio
Management Team (2002–2010), Goldman Sachs Asset
Management.
216 Director (since 2015) and Chair of the
Finance and Investment Committee (since
2018), Aflac Incorporated; Director (since
2018), ParentSquare; formerly, Director
(2021–2022) and Finance Committee Chair
(2016–2022), Sansum Clinic; formerly,
Advisory Board Member (2017–2019),
B’Box; formerly, Member (2011–2012), the
University of California at Santa Barbara
Arts and Lectures Advisory Council;
formerly, Investment Committee Member
(2012–2020), Cottage Health System;
formerly, Board member (2009–2019)
and President of the Board (2014–2018),
Crane Country Day School; Trustee (2011-
2023) and Chairman (2017–2023), the
College Retirement Equities Fund; Manager
(2011-2023) and Chairman (2017–2023),
TIAA-Separate Account VA-1.
Amy B.R. Lancellotta
333 West Wacker Drive
Chicago, IL 60606
1959
Trustee Indefinite term.
Trustee since
2024.
Formerly, Managing Director, IDC (supports the fund
independent director community and is part of the
Investment Company Institute (ICI), which represents
regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006).
216 President (since 2023) and Member (since
2020) of the Board of Directors, Jewish
Coalition Against Domestic Abuse (JCADA).
Joanne T. Medero
333 West Wacker Drive
Chicago, IL 60606
1954
Trustee Indefinite term.
Trustee since
2024.
Formerly, Managing Director, Government Relations and
Public Policy (2009-2020) and Senior Advisor to the
Vice Chairman (2018-2020), BlackRock, Inc. (global
investment management firm); formerly, Managing
Director, Global Head of Government Relations and
Public Policy, Barclays Group (IBIM)(investment banking,
investment management businesses) (2006-2009);
formerly, Managing Director, Global General Counsel and
Corporate Secretary, Barclays Global Investors (global
investment management firm) (1996-2006); formerly,
Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity
Futures Trading Commission (government agency
overseeing U.S. derivatives markets) (1989-1993);
formerly, Deputy Associate Director/Associate Director
for Legal and Financial Affairs, Office of Presidential
Personnel, The White House (1986-1989).
216 Member (since 2019) of the Board of
Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities
for citizens of the Baltic states to gain
education and professional development
through exchanges in the U.S.).

Trustees and Officers
(Unaudited) (continued)
March 31, 2024

Name, Business Address and
Year of Birth
Position(s)
Held with the
Trust
Term of
Office and
Length
of Time Served
with the Trust Principal Occupation(s) During Past Five Years
Number of
Portfolios in
Fund Complex
Overseen by
Trustee
Other
Directorships
Held by
Trustee
During Past
Five Years
Albin F. Moschner
333 West Wacker Drive
Chicago, IL 60606
1952
Trustee Indefinite term.
Trustee since
2024.
Founder and Chief Executive Officer, Northcroft
Partners, LLC, (management consulting), (since 2012);
formerly, held positions at Leap Wireless International,
Inc.,(consumer wireless service) including Consultant
(2011–2012), Chief Operating Officer (2008–2011)
and Chief Marketing Officer (2004–2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc.(telecommunications services)
(2000–2003); formerly, President, One Point Services
at One Point Communications (telecommunications
services) (1999–2000); formerly, Vice Chairman of the
Board, Diba, Incorporated (internet technology provider)
(1996–1997); formerly, various executive positions
(1991–1996) and Chief Executive Officer (1995–1996)
of Zenith Electronics Corporation (consumer electronics).
216 Formerly, Chairman (2019), and Director
(2012–2019), USA Technologies, Inc.
(a provider of solutions and services to
facilitate electronic payment transactions);
formerly, Director, Wintrust Financial
Corporation (1996–2016).
John K. Nelson
333 West Wacker Drive
Chicago, IL 60606
1962
Trustee Indefinite term.
Trustee since
2024.
Formerly, Senior External Advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-
2014); Chief Executive Officer of ABN AMRO Bank
N.V., North America, and Global Head of the Financial
Markets Division (2007-2008), with various executive
leadership roles in ABN AMRO Bank N.V. between 1996
and 2007.
216 Formerly, Member of Board of Directors
(2008–2023) of Core12 LLC (private firm
which develops branding, marketing and
communications strategies for clients);
formerly, Member of the President's Council
(2010-2019) of Fordham University;
formerly, Director (2009-2018) of the
Curran Center for Catholic American
Studies; formerly, Trustee and Chairman of
The Board of Trustees of Marian University
(2011–2013).
Loren M. Starr
730 Third Avenue
New York, NY 10017
1961
Trustee Indefinite term.
Trustee since
2022.
Independent Consultant/Advisor (since 2021), formerly,
Vice Chair, Senior Managing Director (2020–2021),
Chief Financial Officer, Senior Managing Director
(2005–2020), Invesco Ltd.
215 Director (since 2023) and Audit Committee
member (since 2024), AMG; formerly, Chair
and Member of the Board of Directors
(2014–2021), Georgia Leadership
Institute for School Improvement (GLISI);
formerly, Chair and Member of the Board
of Trustees (2014–2018), Georgia Council
on Economic Education (GCEE); Trustee,
the College Retirement Equities Fund and
Manager, TIAA Separate Account VA-1
(2022–2023).
Matthew Thornton III
333 West Wacker Drive
Chicago, IL 60606
1958
Trustee Indefinite term.
Trustee since
2024.
Formerly, Executive Vice President and Chief Operating
Officer (2018-2019), FedEx Freight Corporation, a
subsidiary of FedEx Corporation (“FedEx”) (provider
of transportation, e-commerce and business services
through its portfolio of companies); formerly, Senior
Vice President, U.S. Operations (2006-2018), Federal
Express Corporation, a subsidiary of FedEx.
216 Member of the Board of Directors (since
2014), The Sherwin-Williams Company
(develops, manufactures, distributes and
sells paints, coatings and related products);
Member of the Board of Directors (since
2020), Crown Castle International (provider
of communications infrastructure);  formerly,
Member of the Board of Directors (2012–
2018), Safe Kids Worldwide® (a non-profit
organization dedicated to preventing
childhood injuries).

Officers
Name, Business Address and
Year of Birth
Position(s)
Held with the
Trust
Term of
Office and
Length
of Time Served
with the Trust Principal Occupation(s) During Past Five Years
Number of
Portfolios in
Fund Complex
Overseen by
Trustee
Other
Directorships
Held by
Trustee
During Past
Five Years
Terence J. Toth
333 West Wacker Drive
Chicago, IL 60606
1959
Co-Chair of
the Board and
Trustee
Indefinite term.
Co-Chair and
Trustee since
2024; Co-Chair
for term ending
June 30, 2024.
Formerly, Co-Founding Partner, Promus Capital
(investment advisory firm) (2008-2017); formerly,
Director of Quality Control Corporation (manufacturing)
(2012-2021); formerly, Director, Fulcrum IT Service LLC
(information technology services firm to government
entities) (2010-2019); formerly, Director, LogicMark
LLC (health services) (2012-2016); formerly, Director,
Legal & General Investment Management America, Inc.
(asset management) (2008-2013); formerly, CEO and
President, Northern Trust Global Investments (financial
services) (2004-2007); Executive Vice President,
Quantitative Management & Securities Lending (2000-
2004); prior thereto, various positions with Northern
Trust Company (financial services) (since 1994).
216 Chair and Member of the Board of Directors
(since 2021), Kehrein Center for the Arts
(philanthropy); Member of the Board of
Directors (since 2008), Catalyst Schools
of Chicago (philanthropy); Member of the
Board of Directors (since 2012), formerly,
Investment Committee Chair (2017-
2022), Mather Foundation (philanthropy);
formerly, Member (2005-2016), Chicago
Fellowship Board (philanthropy); formerly,
Member, Northern Trust Mutual Funds
Board (2005-2007), Northern Trust Global
Investments Board (2004-2007), Northern
Trust Japan Board (2004-2007), Northern
Trust Securities Inc. Board (2003-2007)
and Northern Trust Hong Kong Board
(1997-2004).
Margaret L. Wolff
333 West Wacker Drive
Chicago, IL 60606
1955
Trustee Indefinite term.
Trustee since
2024.
Formerly, Of Counsel (2005-2014), Skadden, Arps,
Slate, Meagher & Flom LLP (Mergers & Acquisitions
Group) (legal services).
216 Member of the Board of Trustees (since
2005), New York-Presbyterian Hospital;
Member of the Board of Trustees (since
2004) formerly, Chair (2015-2022), The
John A. Hartford Foundation (philanthropy
dedicated to improving the care of older
adults); formerly, Member (2005-2015)
and Vice Chair (2011-2015) of the Board
of Trustees of Mt. Holyoke College; formerly,
Member of the Board of Directors (2013-
2017) of Travelers Insurance Company
of Canada and The Dominion of Canada
General Insurance Company (each, a part of
Travelers Canada, the Canadian operation of
The Travelers Companies, Inc.).
Robert L. Young
333 West Wacker Drive
Chicago, IL 60606
1963
Trustee Indefinite term.
Trustee since
2024. Co-Chair
as of July
1, 2024 for
term ending
December 31,
2024.
Formerly, Chief Operating Officer and Director, J.P.
Morgan Investment Management Inc. (financial services)
(2010-2016); formerly, President and Principal
Executive Officer (2013-2016), and Senior Vice
President and Chief Operating Officer (2005-2010),
of J.P. Morgan Funds; formerly, Director and various
officer positions for J.P. Morgan Investment Management
Inc. (formerly, JPMorgan Funds Management, Inc. and
formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc.(financial services)
(formerly, One Group Dealer Services, Inc.) (1999-
2017).
216 None
Name, Business Address and
Year of Birth
Position(s)
Held with the
Trust
Term of Office
and Length of
Time Served
with the Trust Principal Occupation(s) During Past Five Years
Richard S. Biegen
730 Third Avenue
New York, NY 10017
1962
Chief
Compliance
Officer
Term—Indefinite
Length of Service—
Since 2008.
Senior Managing Director of TIAA; Chief Compliance Officer of the TIAA-CREF Funds, TIAA-CREF Life Funds, College
Retirement Equities Fund and TIAA Separate Account VA-1.
Mark J. Czarniecki
901 Marquette Avenue
Minneapolis, MN 55402
1962
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2024.
Managing Director and Assistant Secretary of Nuveen Securities, LLC and Nuveen Fund Advisors, LLC; Managing
Director and Associate General Counsel of Nuveen; Managing Director Assistant Secretary and Associate General
Counsel of Nuveen Asset Management, LLC; has previously held various positions with Nuveen; Managing
Director, Associate General Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC.

Trustees and Officers
(Unaudited) (continued)
March 31, 2024

Name, Business Address and
Year of Birth
Position(s)
Held with the
Trust
Term of Office
and Length of
Time Served
with the Trust Principal Occupation(s) During Past Five Years
Jordan M. Farris
333 West Wacker Drive
Chicago, IL 60606
1980
Chief
Administrative
Officer (Principal
Executive Officer)
Term—Indefinite
Length of Service—
Since 2024.
Head of Public Product Strategy and Development, Global Wealth, of Nuveen; Managing Director of Nuveen Fund
Advisors, LLC; has previously held various positions with Nuveen.
Jeremy D. Franklin
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1983
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2020.
Managing Director and Assistant Secretary, Nuveen Fund Advisors, LLC; Managing Director, Associate General
Counsel and Assistant Secretary, Nuveen Asset Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC; Vice President and Associate General Counsel, Teachers Insurance and Annuity Association of
America;  Vice President and Assistant Secretary, TIAA-CREF Funds, TIAA-CREF Life Funds; Vice President, Associate
General Counsel, and Assistant Secretary, TIAA Separate Account VA-1 and College Retirement Equities Fund; has
previously held various positions with TIAA.
Diana R. Gonzalez
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1978
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2024.
Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC; Vice President, Associate General Counsel
and Assistant Secretary of Nuveen Asset Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC; Vice President and Associate General Counsel of Nuveen.
Nathaniel T. Jones
333 West Wacker Drive
Chicago, IL 60606
1979
Vice President
and Treasurer
Term—Indefinite
Length of Service—
Since 2024.
Senior Managing Director of Nuveen; Senior Managing Director of Nuveen Fund Advisors, LLC; has previously held various positions with Nuveen; Chartered Financial Analyst.
Brian H. Lawrence
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1982
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2024.
Vice President and Associate General Counsel of Nuveen; Vice President, Associate General Counsel and Assistant
Secretary of Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; formerly Corporate Counsel of
Franklin Templeton (2018-2022).
Tina M. Lazar
333 West Wacker Drive
Chicago, IL 60606
1961
Vice
President
Term—Indefinite
Length of Service—
Since 2024.
Managing Director of Nuveen Securities, LLC.
Brian J. Lockhart
333 West Wacker Drive
Chicago, IL 60606
1974
Vice President Term—Indefinite
Length of Service—
Since 2024.
Senior Managing Director and Head of Investment Oversight of Nuveen; Senior Managing Director of Nuveen Fund
Advisors, LLC; has previously held various positions with Nuveen; Chartered Financial Analyst and Certified Financial
Risk Manager.
John M. McCann
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1975
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2015.
Managing Director, General Counsel and Secretary of Nuveen Fund Advisors, LLC; Managing Director, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC; Managing Director and Assistant
Secretary of TIAA SMA Strategies LLC; Managing Director, Associate General Counsel and Assistant Secretary of
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF Funds, TIAA-CREF Life Funds, Teachers
Insurance and Annuity Association of America, Teacher Advisors LLC, TIAA-CREF Investment Management, LLC, and
Nuveen Alternative Advisors LLC; has previously held various positions with Nuveen/TIAA.
Kevin J. McCarthy
333 West Wacker Drive
Chicago, IL 60606
1966
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2018.
Executive Vice President, Secretary and General Counsel of Nuveen Investments, Inc.; Executive Vice President
and Assistant Secretary of Nuveen Securities, LLC  and Nuveen Fund Advisors, LLC; Executive Vice President and
Secretary of Nuveen Asset Management, LLC; Executive Vice President, General Counsel and Secretary  of Teachers
Advisors, LLC; , TIAA-CREF Investment Management, LLC and Nuveen Alternative Investments, LLC; Executive Vice
President, Associate General Counsel and Assistant Secretary  of TIAA-CREF Funds and TIAA-CREF Life Funds; has
previously held various positions with Nuveen/TIAA; Vice President and Secretary of Winslow Capital Management,
LLC; formerly, Vice President (2007-2021) and Secretary (2016-2021) of NWQ Investment Management Company,
LLC and Santa Barbara Asset Management, LLC.
Jon Scott Meissner
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1973
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2015.
Managing Director, Mutual Fund Tax and Expense Administration of Nuveen, TIAA-CREF Funds, TIAA-CREF Life Funds,
TIAA Separate Account VA-1 and the CREF Accounts; Managing Director of Nuveen Fund Advisors, LLC, Teachers
Advisors, LLC and TIAA-CREF Investment Management, LLC; has previously held various positions with Nuveen/TIAA.
James Nelson III
730 Third Avenue
New York, NY 10017
1976
Vice President Term—Indefinite
Length of Service—
Since 2024.
Senior Managing Director, Global Head of Product, Publics, Nuveen; formerly, Head of North American Product
Management & Pricing, Invesco (2018-2023).
Mary Beth Ramsay
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1965
Vice President Term—Indefinite
Length of Service—
Since 2024.
Chief Risk Officer, Nuveen and TIAA Financial Risk; Head of Nuveen Risk & Compliance; Executive Vice President,
Teachers Insurance and Annuity Association of America; formerly, Senior Vice President, Head of Sales and Client
Solutions (2019-2022) and U.S. Chief Pricing Actuary (2016-2019), SCOR Global Life Americas; Member of the
Board of Directors of Society of Actuaries.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, Business Address and
Year of Birth
Position(s)
Held with the
Trust
Term of Office
and Length of
Time Served
with the Trust Principal Occupation(s) During Past Five Years
William A. Siffermann
333 West Wacker Drive
Chicago, IL 60606
1975
Vice President Term—Indefinite
Length of Service—
Since 2024.
Managing Director of Nuveen.
E. Scott Wickerham
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1973
Vice President
and Controller
(Principal
Financial Officer)
Term—Indefinite
Length of Service—
Since 2017.
Senior Managing Director, Head of Public Investment Finance of Nuveen; Senior Managing Director of Nuveen
Fund Advisors, LLC and Nuveen Asset Management, LLC; Principal Financial Officer, Principal Accounting Officer
and Treasurer of the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF
Accounts; has previously held various positions with TIAA.
Mark L. Winget
333 West Wacker Drive
Chicago, IL 60606
1968
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2024.
Vice President and Assistant Secretary of Nuveen Securities, LLC and Nuveen Fund Advisors, LLC; Vice President,
Associate General Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC and Nuveen Asset Management, LLC; Vice President and Associate General Counsel of Nuveen.
Rachael Zufall
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1973
Vice President
and Secretary
Term—Indefinite
Length of Service—
Since 2014.
Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC; Managing Director, Associate General
Counsel and Assistant Secretary of the CREF Accounts, TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-
CREF Life Funds; Managing Director, Associate General Counsel and Assistant Secretary of Teacher Advisors, LLC
and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC and of TIAA.

3476240-INV-Y-05/25
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A12451 (5/24)

Item 2. Code of Conduct.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of conduct for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no material amendments to the code of conduct.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of conduct.

2(e) Not applicable.

2(f) Upon request, a copy of the Registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Loren M. Starr and Robert L. Young are the Registrant’s audit committee financial experts and are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal year ended March 31, 2023 may not align with the figures reported and filed with the Securities and Exchange Commission in the Form N-CSR for the fiscal year ended March 31, 2023 because the fees disclosed in this Form N-CSR reflect fees updated after the date of the March 31, 2023 Form N-CSR.

4(a) Audit Fees.

For the fiscal years ended March 31, 2024 and March 31, 2023, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $686,641 and $655,482, respectively.

4(b) Audit Related Fees.

For the fiscal years ended March 31, 2024 and March 31, 2023, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $5,133 and $0, respectively.

For the fiscal years ended March 31, 2024 and March 31, 2023, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended March 31, 2024 and March 31, 2023, PwC’s aggregate fees for tax services billed to the Registrant were $95 and $99, respectively.

For the fiscal years ended March 31, 2024 and March 31, 2023, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended March 31, 2024 and March 31, 2023, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $1,311, respectively.

For the fiscal years ended March 31, 2024 and March 31, 2023, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2024 and March 31, 2023 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2024 and March 31, 2023 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2024 and March 31, 2023 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2024 and March 31, 2023 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2024 and March 31, 2023 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2024 and March 31, 2023 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended March 31, 2024 and March 31, 2023, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $1,043,000 and $1,402,275, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

4(i) Not applicable.

4(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

13(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is available, upon request and without charge, by calling 800-257-8787 and there were no material amendments during the period covered by this report.

13(a)(2)(i) Section  302 certification of the principal executive officer

13(a)(2)(ii) Section  302 certification of the principal financial officer

13(b) Section  906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: June 4, 2024	TIAA-CREF FUNDS
	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: June 4, 2024	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Dated: June 4, 2024	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)